UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 32	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 113	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President, Corporate Governance and Secretary , One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 200 9

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 200 9 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: •Nationwide Variable Account – 9

Prospectus supplement dated May 1, 200 9 to
Prospectus dated May 1, 200 9

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Nationwide Allocation Architect

Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the contract owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the contract owner cannot re-elect Nationwide Allocation Architect.

The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 7 available models:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation,
•	Moderately Aggressive; and
•	Aggressive

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  Certain sub-accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, sub-accounts that are no longer available to all contract owners (as indicated in “Appendix A: Underlying Mutual Funds”) are not considered for inclusion in the models.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure (“Form ADV Brochure”) for the program.

Nationwide Investment Advisors, LLC (“NIA”) as Investment Adviser

For those contract owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  Currently, NIA develops and maintains the models based on information received from an independent third-party analytical firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  To participate in Nationwide Allocation Architect, contract owners will grant NIA limited discretionary authority to allocate and rebalance their variable account assets in accordance with the model they selected.  Contract owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Contract owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to contract owners.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary, the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.  A contract owner who terminates their participation in the service cannot re-elect it.

On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model contract owners select.  Contract owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Contract owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.

Operation of the Contract While Nationwide Allocation Architect is in Effect

While Nationwide Allocation Architect is in effect, contract owners will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently selected model.  Any surrenders taken from the contract while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

Changing Models

Contract owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A contract owner’s contract value could be better or worse by participating in Nationwide Allocation Architect than if the contract owner had not participated.  A model may perform better or worse than any single sub-account or asset class or other combinations of sub-accounts and asset classes.

NIA may be subject to competing interests related to the selection of sub-accounts in the models.  Specifically, some of the sub-accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the sub-accounts to be used to populate the models (within the universe of sub-accounts available in the contract determined by Nationwide and described previously) and provides changes to the models’ asset allocation or sub-account selection.

NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance of this.

America’s Future Horizon Annuity
The BB&T Future Annuity
The Best of America® America’s Future Annuity®
The Best of America® America’s Future Annuity® (Key)
NEA Valuebuilder futuresm
Waddell & Reed Advisors Select Plus Annuitysm
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 200 9 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 200 9 ), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 48.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below.  For a complete list of the available sub-accounts, please refer to the Appendix A.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

AIM Variable Insurance Funds

AllianceBernstein Variable Products Series Fund, Inc.

American Century Variable Portfolios II, Inc.

American Century Variable Portfolios, Inc.

BB&T Variable Insurance Funds

BlackRock Variable Series Funds, Inc.

1

Credit Suisse Trust

Dreyfus

Dreyfus Investment Portfolios

Dreyfus Variable Investment Fund

Federated Insurance Series

Fidelity Variable Insurance Products Fund

Franklin Templeton Variable Insurance Products Trust

Ivy Funds Variable Insurance Portfolios, Inc.

J.P. Morgan Insurance Trust

Janus Aspen Series

MFS® Variable Insurance Trust

Nationwide Variable Insurance Trust

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

PIMCO Variable Insurance Trust

Royce Capital Fund

SBL Fund

T. Rowe Price Equity Series, Inc.

The Universal Institutional Funds, Inc.

Van Eck Worldwide Insurance Trust

Victory Variable Insurance Funds

Wells Fargo Advantage Funds® Variable Trust

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

2

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable sub-accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net asset value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	12
Condensed Financial Information	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation	12
Security Distributors, Inc	12
Waddell & Reed, Inc.	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	17
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	27
Contract Ownership	27
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	28
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	32

4

Table of Contents (continued)	Page
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	34
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	35
Contract Owner Services	35
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	36
Annuitizing the Contract	37
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	40
Upon Death
Death Benefit Payment
Statements and Reports	43
Legal Proceedings	43
Table of Contents of Statement of Additional Information	48
Appendix A: Underlying Mutual Funds	49
Appendix B: Condensed Financial Information	74
Appendix C: Contract Types and Tax Information	129
Appendix D: State Variations	138

5

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

6

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%14 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

7

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.   The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	3.02%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

14 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.

15 The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

8

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.02%)	1,327	2,570	3,748	6,600	*	2,145	3,493	6,600	732	2,145	3,493	6,600
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	1,039	1,765	2,501	4,555	*	1,340	2,246	4,555	444	1,340	2,246	4,555

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.    Its decision as to whether

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or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.   Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.   Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application.  Each CDSC option has different characteristics and costs.  The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

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Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application.  If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account.  Nationwide will discontinue deducting this charge seven years from the date the contract was issued.  Additionally, allocations made to the fixed account and to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that

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option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Security Distributors, Inc.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Waddell & Reed, Inc.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

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The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.   Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in

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any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•	Renewal Rate – The rate available for maturing fixed account allocations that are entering a new guarantee

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period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.

At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%.

Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law for any given year.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see “Appendix D: State Variations” later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment):

•	Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

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•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide’s rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.  If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency,

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distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 200 8 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.   Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4)
if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are

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retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.  Nationwide may realize a profit from the charge assessed for this option.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

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This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

(1)	the contract owner has been the owner of the contract for 10 years; and

(2)	the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the options chosen.  Nationwide may realize a profit from the charges assessed for these options.

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Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application.  Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s general account.  The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract.  If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a)	a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b)	a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return

Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

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Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)	withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code.

In addition, no recapture will take place after the seventh contract year.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3,4 and 5	2%
6 and 7	1%
After year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the seventh contract year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

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The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a =	contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)	Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds

(3)	that are available under the program. This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods

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will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•	If Capital Preservation Plus is elected when the contract is purchased, any contract value allocated to the fixed account when the contract is purchased will receive the New Money Rate.

•
If Capital Preservation Plus is elected after the contract is purchased, any contract value allocated to the fixed account will begin a new fixed account guaranteed period and will receive the current Renewal Rate.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The fixed account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series I Shares
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
BB&T Variable Insurance Funds
•	BB&T Capital Manager Equity VIF
•	BB&T Large Cap VIF
•	BB&T Mid Cap Growth VIF

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Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS ® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Growth Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Nationwide Fund: Class I
•	NVIT Nationwide Leaders Fund: Class III
•	NVIT U.S. Growth Leaders Fund: Class III
•	Van Kampen NVIT Comstock Value Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Victory Variable Insurance Funds
•	Diversified Stock Fund: Class A
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Income
•	Growth
•	Mid Cap Growth
•	Money Market
•	Mortgage Securities
•	Value

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund ® Portfolio: Service Class
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

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Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
•	U.S. Equity Flex II Portfolio

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.   Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.   If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

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Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the contract value, less any market value adjustment.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

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The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.   Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

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•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

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(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

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Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form .

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form .

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the seventh contract year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

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Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

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•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)
ERISA Plans	All	up to 50% of contract value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

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Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	Fidelity VIP High Income Portfolio: Service Class R
Nationwide Variable Insurance Trust ("NVIT")
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market

to any other underlying mutual fund.   These funds may or may not be available depending on when you purchased this policy.

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Please refer to “Appendix A: Sub-Account Information” for Sub-Account for details on fund availability. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program that transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

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Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.   Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.   The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.   Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Nationwide Allocation Architect is not available after annuitization.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.   The number of annuity units comprising each variable annuity payment, on a Sub-account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.   After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance

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of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender that reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the variable account;

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

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Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.
♦A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.
♦Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.
♦The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.
♦Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.
♦The GMIBs may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.    As is the case under option 1, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	a nd …	and …	then the …
Contract Owner	The contract owner is not the annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving contract owner.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the estate of the contract owner.
Annuitant	The annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the annuitant and no death benefit is paid.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

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If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the “Required Distributions” provisions in Appendix C.

If death occurs after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Five-Year Reset Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)	the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for

41

amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	The spouses must each be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value

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will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant .   If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse ; and

(8)
If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or

43

indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to

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the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On

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January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to

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determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

Security Distributors, Inc., the principal underwriter of the Contract (“SDI”), has  been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by to MBC under the NEA Valuebuilder Program. The other defendants include other affiliates of SDI and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. SDI and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The District Court granted defendants’ motion to dismiss.  The plaintiffs have appealed.  SDI does not believe that the class action claims have merit and intends to continue to defend against the claims vigorously.

The general distributor, Security Distributors, Inc. does not believe that these claims are likely to have a material adverse effect on its ability to perform its duties as principal underwriter of the Contract.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241

Securities Act of 1933 Registration File No. 333-28995

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long term growth of capital and current income.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

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AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	High total return through growth of capital and current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

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AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

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BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

BB&T Variable Insurance Funds - BB&T Large Cap VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Capital growth, current income, or both.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management
U.K. Limited
Investment Objective:	Seeks high total investment return.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - International Equity Flex I Portfolio (formerly, International Focus Portfolio)
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - International Equity Flex II Portfolio (formerly, Global Small Cap Portfolio)
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - U.S. Equity Flex II Portfolio (formerly, Large Cap Value Portfolio)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

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Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

53

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

54

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

55

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier

56

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 (formerly,
Templeton Global Income Securities Fund: Class 3)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - International Value
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

57

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	High level of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (formerly, JPMorgan Insurance
Trust Diversified Mid Cap Value Portfolio: Class 1)
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

58

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier

Janus Aspen Series - Overseas Portfolio: Service Shares (formerly, International Growth Portfolio: Service Shares)
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

59

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

60

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia
, the Far East and other regions, including developing countries.
This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

61

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

63

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable
Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying
Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other
NVIT Investor Destinations Funds. The Capital Appreciation Fund is a
“fund-of-funds” that invests its assets primarily in underlying portfolios of
Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

64

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

65

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management,
Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

66

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

67

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital; current income is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

68

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

69

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Security Global Investors, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series J (Mid Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Capital appreciation.

SBL Fund - Series N (Managed Asset Allocation Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series O (Equity Income Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series P (High Yield Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series Q (Small Cap Value Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

70

SBL Fund - Series V (Mid Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series X (Small Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	RS Investment Management, L.P.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series Y (Select 25 Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

71

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of
non-U.S. issuers domiciled in EAFE countries.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Victory Variable Insurance Funds - Diversified Stock Fund: Class A
Investment Adviser:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

72

Wells Fargo Advantage Funds® Variable Trust - VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

73

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 200 8 (the maximum variable account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:              1-800-848-6331, TDD 1-800-238-3035
writing:              Nationwide Life Insurance Company
         5100 Rings Road, RR1-04-F4
         Dublin, Ohio 43017-1522
checking
on-line at:          xxwww.nationwide.com

The following funds were added to the variable account effective May 1, 2009, therefore; no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class I
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	NVIT Multi-Manager International Growth Fund-Class I
•	Oppenheimer NVIT Large Cap Growth Fund-Class I
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.686442	7.139530	-38.91%	8,200	2008
	11.544775	11.686442	1.23%	8,585	2007
	10.542647	11.544775	9.51%	11,994	2006
	10.108957	10.542647	4.29%	13,416	2005
	9.492064	10.108957	6.50%	13,718	2004
	8.235548	9.492064	15.26%	12,586	2003
	10.029632	8.235548	-17.89%	9,145	2002
	10.000000	10.029632	0.30%	0	2001*

74

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.708257	5.101292	-52.36%	79,023	2008
	10.666055	10.708257	0.40%	54,485	2007
	10.000000	10.666055	6.66%	38,297	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	13.176185	7.505128	-43.04%	872	2008
	11.876436	13.176185	10.94%	945	2007
	11.279431	11.876436	5.29%	2,518	2006
	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.958640	6.227597	-43.17%	12,718	2008
	9.902479	10.958640	10.67%	14,344	2007
	10.000000	9.902479	-0.98%	6,574	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.064263	5.794205	-47.63%	76,437	2008
	10.105040	11.064263	9.49%	139,076	2007
	10.000000	10.105040	1.05%	74,527	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.288332	9.886641	-30.81%	4,895	2008
	13.343109	14.288332	7.08%	5,340	2007
	11.542802	13.343109	15.60%	3,642	2006
	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.852043	8.379600	-29.30%	0	2008
	10.698070	11.852043	10.79%	0	2007
	10.000000	10.698070	6.98%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.954006	6.553935	-45.17%	0	2008
	12.777012	11.954006	-6.44%	0	2007
	10.000000	12.777012	27.77%	0	2006*

75

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.728168	12.831054	-40.95%	0	2008
	19.122834	21.728168	13.62%	0	2007
	15.055099	19.122834	27.02%	0	2006
	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.725486	7.167325	-38.87%	10,769	2008
	10.237098	11.725486	14.54%	10,862	2007
	10.000000	10.237098	2.37%	8,999	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.214888	-37.85%	121,352	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	16.744192	10.848764	-35.21%	2,320,206	2008
	16.917061	16.744192	-1.02%	2,931,156	2007
	14.586411	16.917061	15.98%	3,444,606	2006
	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001
	15.291612	13.539187	-11.46%	7,018,117	2000
	13.081019	15.291612	16.90%	5,320,425	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	20.044256	10.954506	-45.35%	1,328,178	2008
	17.142206	20.044256	16.93%	1,688,861	2007
	13.842077	17.142206	23.84%	2,054,339	2006
	12.339005	13.842077	12.18%	2,681,038	2005
	10.839623	12.339005	13.83%	3,301,274	2004
	8.789250	10.839623	23.33%	3,901,749	2003
	11.143861	8.789250	-21.13%	4,884,295	2002
	15.886136	11.143861	-29.85%	6,836,811	2001
	19.282175	15.886136	-17.61%	7,422,625	2000
	11.866841	19.282175	62.49%	5,138,722	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.389265	10.050021	-45.35%	931,736	2008
	15.726828	18.389265	16.93%	1,227,439	2007
	12.699179	15.726828	23.84%	1,369,713	2006
	11.335610	12.699179	12.03%	1,614,885	2005
	9.944610	11.335610	13.99%	1,802,117	2004
	8.063541	9.944610	23.33%	1,669,705	2003
	10.000000	8.063541	-19.36%	1,167,737	2002*

76

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.724193	8.035950	-25.07%	494,309	2008
	11.083121	10.724193	-3.24%	384,408	2007
	10.000000	11.083121	10.83%	261,576	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.588229	7.296442	-42.04%	201,399	2008
	10.502404	12.588229	19.86%	361,233	2007
	10.961970	10.502404	-4.19%	278,928	2006
	10.832229	10.961970	1.20%	525,286	2005
	9.881229	10.832229	9.62%	467,426	2004
	7.987225	9.881229	23.71%	350,280	2003
	10.000000	7.987225	-20.13%	79,386	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.746458	14.321547	-27.47%	4,275,059	2008
	21.016797	19.746458	-6.04%	5,146,998	2007
	17.882188	21.016797	17.53%	6,172,834	2006
	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001
	10.498316	12.285793	17.03%	3,301,779	2000
	10.689857	10.498316	-1.79%	1,971,574	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.243071	6.739091	-49.11%	311,077	2008
	9.566085	13.243071	38.44%	821,369	2007
	10.000000	9.566085	-4.34%	16,125	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.802815	11.504963	-2.52%	2,068,283	2008
	10.883351	11.802815	8.45%	1,364,541	2007
	10.815767	10.883351	0.62%	1,172,362	2006
	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.419392	8.211211	-38.81%	15,725	2008
	13.274409	13.419392	1.09%	14,738	2007
	11.580298	13.274409	14.63%	16,474	2006
	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

77

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.175748	8.165616	-38.03%	64,167	2008
	14.132268	13.175748	-6.77%	78,272	2007
	11.763706	14.132268	20.13%	79,577	2006
	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	20.222657	9.658268	-52.24%	39,790	2008
	15.122417	20.222657	33.73%	47,557	2007
	14.784866	15.122417	2.28%	58,051	2006
	13.049684	14.784866	13.30%	60,622	2005
	11.241850	13.049684	16.08%	65,031	2004
	8.310650	11.241850	35.27%	54,541	2003
	10.488163	8.310650	-20.76%	24,080	2002
	10.000000	10.488163	4.88%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	15.899945	9.286264	-41.60%	186,420	2008
	13.768263	15.899945	15.48%	225,591	2007
	11.714735	13.768263	17.53%	312,819	2006
	10.070561	11.714735	16.33%	404,860	2005
	8.860816	10.070561	13.65%	523,771	2004
	6.721516	8.860816	31.83%	609,977	2003
	8.472446	6.721516	-20.67%	774,988	2002
	11.005780	8.472446	-23.02%	1,117,390	2001
	14.993656	11.005780	-26.60%	1,280,898	2000
	9.865775	14.993656	51.98%	1,574,730	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	13.068568	6.892453	-47.26%	84,958	2008
	13.738166	13.068568	-4.87%	111,230	2007
	12.251783	13.738166	12.13%	134,413	2006
	10.649661	12.251783	15.04%	181,895	2005
	9.112489	10.649661	16.87%	231,522	2004
	6.230502	9.112489	46.26%	279,524	2003
	9.553561	6.230502	-34.78%	355,633	2002
	13.516337	9.553561	-29.32%	532,495	2001
	16.833540	13.516337	-19.71%	664,992	2000
	10.394476	16.833540	61.95%	753,471	1999

78

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.388397	10.990662	-36.79%	200,356	2008
	17.248001	17.388397	0.81%	248,657	2007
	14.589813	17.248001	18.22%	338,373	2006
	13.620192	14.589813	7.12%	434,001	2005
	12.349908	13.620192	10.29%	544,633	2004
	9.961544	12.349908	23.98%	596,361	2003
	13.077460	9.961544	-23.83%	697,377	2002
	13.079940	13.077460	-0.02%	822,031	2001
	12.124398	13.079940	7.88%	808,299	2000
	11.521372	12.124398	5.23%	826,064	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.882353	10.183859	-31.57%	1,181,554	2008
	15.124914	14.882353	-1.60%	866,204	2007
	13.346255	15.124914	13.33%	1,009,375	2006
	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	12.429562	8.073183	-35.05%	1,741,086	2008
	11.642959	12.429562	6.76%	2,192,698	2007
	10.763956	11.642959	8.17%	2,572,597	2006
	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001
	16.794438	14.800297	-11.87%	425,730	2000
	13.034607	16.794438	28.84%	4,588,496	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	16.253957	10.119785	-37.74%	11,845,450	2008
	15.591338	16.253957	4.25%	14,529,354	2007
	13.628340	15.591338	14.40%	17,244,709	2006
	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001
	15.692141	14.101205	-10.14%	36,569,247	2000
	13.135997	15.692141	19.46%	29,064,270	1999

79

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	16.822151	11.738307	-30.22%	1,658,742	2008
	15.853607	16.822151	6.11%	2,000,724	2007
	13.741095	15.853607	15.37%	2,459,480	2006
	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001
	14.595134	14.363060	-1.59%	5,495,982	2000
	13.220513	14.595134	10.40%	5,518,293	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.661228	7.208202	-38.19%	7,987	2008
	13.237727	11.661228	-11.91%	8,455	2007
	12.878795	13.237727	2.79%	6,673	2006
	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.476865	12.091747	-37.92%	5,322	2008
	18.880452	19.476865	3.16%	6,126	2007
	15.547645	18.880452	21.44%	6,581	2006
	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.079115	9.897167	-1.81%	134,132	2008
	10.329686	10.079115	-2.43%	33,024	2007
	10.000000	10.329686	3.30%	18,113	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.284699	13.117837	-8.17%	3,692,418	2008
	13.685663	14.284699	4.38%	4,463,099	2007
	13.265501	13.685663	3.17%	4,856,315	2006
	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001
	9.806807	10.729245	9.41%	1,638,098	2000
	10.000000	9.806807	-1.93%	347,680	1999*

80

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	24.517023	13.935519	-43.16%	8,493,356	2008
	21.065302	24.517023	16.39%	10,666,310	2007
	19.058055	21.065302	10.53%	11,648,561	2006
	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001
	15.755094	14.558242	-7.60%	16,830,929	2000
	12.812355	15.755094	22.97%	13,447,724	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.557931	6.122950	-54.84%	1,194,207	2008
	9.398800	13.557931	44.25%	994,326	2007
	10.000000	9.398800	-6.01%	396,724	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.751389	10.073962	-43.25%	8,906,341	2008
	17.672051	17.751389	0.45%	11,229,164	2007
	14.857681	17.672051	18.94%	12,664,083	2006
	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001
	12.021290	12.896641	7.28%	15,756,237	2000
	11.422130	12.021290	5.25%	14,617,298	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.338890	8.414756	-25.79%	295,545	2008
	10.537213	11.338890	7.61%	189,261	2007
	10.000000	10.537213	5.37%	27,732	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.519520	7.677586	-33.35%	167,409	2008
	10.557260	11.519520	9.11%	145,528	2007
	10.000000	10.557260	5.57%	68,193	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.650666	7.145920	-38.67%	102,756	2008
	10.577460	11.650666	10.15%	76,760	2007
	10.000000	10.577460	5.77%	18,981	2006*

81

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	13.285152	5.913466	-55.49%	1,338,453	2008
	10.901275	13.285152	21.87%	1,741,744	2007
	10.451486	10.901275	4.30%	2,077,078	2006
	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001
	13.235715	10.858509	-17.96%	7,163,757	2000
	12.826216	13.235715	3.19%	7,531,248	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	17.481983	9.136775	-47.74%	6,031,171	2008
	13.912262	17.481983	25.66%	7,830,177	2007
	13.159446	13.912262	5.72%	8,331,924	2006
	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001
	18.830990	16.588646	-11.91%	21,776,437	2000
	13.848033	18.830990	35.98%	15,207,362	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007
	9.756538	10.744327	10.12%	5,694,880	2006
	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001
	10.262325	7.866679	-23.34%	9,388,222	2000
	9.586675	10.262325	7.05%	9,053,822	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.311086	10.828838	-4.26%	1,740,137	2008
	10.958641	11.311086	3.22%	2,001,394	2007
	10.607357	10.958641	3.31%	1,586,982	2006
	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

82

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.300835	6.771027	-40.08%	1,209,110	2008
	9.879737	11.300835	14.38%	1,166,412	2007
	10.000000	9.879737	-1.20%	590,919	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.574270	10.883459	-44.40%	824,298	2008
	16.861667	19.574270	16.09%	1,047,985	2007
	14.432708	16.861667	16.83%	1,260,983	2006
	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001
	15.589761	12.485012	-19.92%	4,123,737	2000
	11.047878	15.589761	41.11%	3,033,012	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.748522	10.977800	-44.41%	1,243,059	2008
	17.009083	19.748522	16.11%	1,661,370	2007
	14.558529	17.009083	16.83%	1,862,957	2006
	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	16.101307	7.786548	-51.64%	435,006	2008
	15.394529	16.101307	4.59%	554,440	2007
	13.375338	15.394529	15.10%	573,305	2006
	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.453838	7.980471	-30.32%	1,140,138	2008
	11.145580	11.453838	2.77%	1,380,236	2007
	10.000000	11.145580	11.46%	604,332	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.843856	6.531004	-33.65%	759,300	2008
	10.181083	9.843856	-3.31%	616,958	2007
	10.000000	10.181083	1.81%	467,577	2006*

83

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.632611	6.390682	-53.12%	214,545	2008
	10.694898	13.632611	27.47%	626,652	2007
	10.000000	10.694898	6.95%	103,519	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.431660	10.910929	-40.80%	0	2008
	16.071862	18.431660	14.68%	0	2007
	13.332710	16.071862	20.54%	0	2006
	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.444502	7.347316	-40.96%	433,439	2008
	10.883429	12.444502	14.34%	350,277	2007
	10.000000	10.883429	8.83%	146,244	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.518924	12.117643	5.20%	1,280,417	2008
	10.474393	11.518924	9.97%	924,915	2007
	10.000000	10.474393	4.74%	307,769	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.613814	-33.86%	27,914	2008*

J.P. Morgan Insurance Trust – JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	14.498321	9.591663	-33.84%	400,186	2008
	14.287585	14.498321	1.47%	620,568	2007
	12.345283	14.287585	15.73%	761,128	2006
	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

84

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.944469	6.588604	-44.84%	5,143,244	2008
	8.826170	11.944469	35.33%	6,088,011	2007
	8.166150	8.826170	8.08%	4,710,519	2006
	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001
	10.000000	8.164119	-18.36%	9,411,277	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.872056	2.703756	-44.50%	1,996,954	2008
	4.041990	4.872056	20.54%	2,558,198	2007
	3.784405	4.041990	6.81%	2,238,780	2006
	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001
	10.000000	6.524649	-34.75%	8,158,988	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.713725	8.176468	-44.43%	307,268	2008
	12.201282	14.713725	20.59%	388,663	2007
	11.411879	12.201282	6.92%	296,146	2006
	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	18.021482	11.380939	-36.85%	57,584	2008
	17.143934	18.021482	5.12%	41,783	2007
	15.625226	17.143934	9.72%	52,982	2006
	14.222666	15.625226	9.86%	115,576	2005
	12.224157	14.222666	16.35%	139,352	2004
	10.000000	12.224157	22.24%	44,115	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.243848	8.159176	-52.68%	2,286,059	2008
	13.599656	17.243848	26.80%	2,954,089	2007
	9.363535	13.599656	45.24%	2,603,441	2006
	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001
	10.000000	8.200976	-17.99%	7,884,779	2000*

85

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	29.304757	13.871471	-52.66%	1,285,412	2008
	23.101859	29.304757	26.85%	1,673,535	2007
	15.898684	23.101859	45.31%	1,539,290	2006
	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.818795	7.873436	-33.38%	1,259,451	2008
	11.090588	11.818795	6.57%	1,225,913	2007
	10.000000	11.090588	10.91%	1,147,324	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	21.317462	13.250365	-37.84%	967,817	2008
	20.042341	21.317462	6.36%	1,209,222	2007
	17.846700	20.042341	12.30%	1,371,564	2006
	16.622537	17.846700	7.36%	1,745,279	2005
	14.490354	16.622537	14.71%	2,075,453	2004
	11.102807	14.490354	30.51%	2,353,955	2003
	15.240204	11.102807	-27.15%	2,518,130	2002
	15.622790	15.240204	-2.45%	2,623,003	2001
	15.595438	15.622790	0.18%	2,192,932	2000
	13.699229	15.595438	13.84%	1,895,804	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.614096	5.631114	-46.95%	77,142	2008
	10.382830	10.614096	2.23%	341,399	2007
	10.000000	10.382830	3.83%	147,359	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	26.748295	15.003597	-43.91%	1,470,697	2008
	22.040790	26.748295	21.36%	1,887,234	2007
	19.400808	22.040790	13.61%	1,959,509	2006
	17.220054	19.400808	12.66%	2,488,706	2005
	14.947554	17.220054	15.20%	2,947,027	2004
	11.783165	14.947554	26.86%	3,163,789	2003
	16.835942	11.783165	-30.01%	3,515,602	2002
	22.558120	16.835942	-25.37%	4,276,999	2001
	24.609353	22.558120	-8.34%	4,352,721	2000
	16.144809	24.609353	52.43%	2,061,773	1999

86

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.809963	8.398016	-52.85%	1,902,701	2008
	16.446306	17.809963	8.29%	2,423,906	2007
	14.792837	16.446306	11.18%	3,014,694	2006
	12.651265	14.792837	16.93%	4,085,352	2005
	10.735486	12.651265	17.85%	3,766,418	2004
	8.023166	10.735486	33.81%	3,916,619	2003
	10.678223	8.023166	-24.86%	4,122,416	2002
	11.094953	10.678223	-3.76%	4,749,437	2001
	11.122733	11.094953	-0.25%	5,060,822	2000
	10.458607	11.122733	6.35%	6,033,798	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.415128	5.576076	-46.46%	207,168	2008
	10.203977	10.415128	2.07%	237,671	2007
	10.000000	10.203977	2.04%	237,971	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.781825	9.245267	-14.25%	939,465	2008
	10.390037	10.781825	3.77%	1,274,548	2007
	10.066440	10.390037	3.21%	1,237,875	2006
	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.712619	5.822780	-40.05%	23,613	2008
	9.756048	9.712619	-0.45%	13,497	2007
	10.000000	9.756048	-2.44%	9,372	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.372410	8.620739	-40.02%	105,326	2008
	13.484384	14.372410	6.59%	374,490	2007
	11.972775	13.484384	12.63%	238,616	2006
	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.028289	7.670922	-30.44%	1,132,632	2008
	10.490389	11.028289	5.13%	1,064,813	2007
	10.000000	10.490389	4.90%	440,669	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.681685	9.535719	-10.73%	794,864	2008
	10.472392	10.681685	2.00%	985,203	2007
	10.000000	10.472392	4.72%	436,457	2006*

87

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.203617	7.417275	-39.22%	750,084	2008
	10.773700	12.203617	13.27%	676,256	2007
	10.000000	10.773700	7.74%	378,992	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.414370	6.307117	-44.74%	1,105,922	2008
	10.299018	11.414370	10.83%	794,104	2007
	10.000000	10.299018	2.99%	388,040	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.829384	6.030005	-38.65%	343,229	2008
	10.000000	9.829384	-1.71%	148,602	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.721095	11.213252	-28.67%	1,067,837	2008
	15.390286	15.721095	2.15%	1,414,000	2007
	14.047948	15.390286	9.56%	1,863,390	2006
	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001
	10.938415	9.938283	-9.14%	2,338,128	2000
	10.701912	10.938415	2.21%	2,207,614	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.725142	8.350489	-28.78%	1,012,373	2008
	11.474698	11.725142	2.18%	1,113,400	2007
	10.474309	11.474698	9.55%	982,241	2006
	10.000000	10.474309	4.74%	745,571	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	34.424173	14.401657	-58.16%	33,828	2008
	23.874248	34.424173	44.19%	53,588	2007
	17.629332	23.874248	35.42%	71,673	2006
	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001
	10.000000	8.692251	-13.08%	4,778	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.758812	15.771389	-58.23%	868,769	2008
	26.192444	37.758812	44.16%	1,349,728	2007
	19.351540	26.192444	35.35%	1,237,117	2006
	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

88

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.590165	14.349175	-33.54%	315,062	2008
	18.106149	21.590165	19.24%	371,899	2007
	13.285090	18.106149	36.29%	509,984	2006
	12.596127	13.285090	5.47%	403,467	2005
	9.786210	12.596127	28.71%	459,406	2004
	7.956800	9.786210	22.99%	57,699	2003
	10.000000	7.956800	-20.43%	25,519	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.935049	8.514172	-46.57%	25,909	2008
	12.653726	15.935049	25.93%	24,020	2007
	9.607565	12.653726	31.71%	27,504	2006
	7.449087	9.607565	28.98%	39,845	2005
	6.585740	7.449087	13.11%	44,344	2004
	4.902449	6.585740	34.34%	55,034	2003
	6.521536	4.902449	-24.83%	67,062	2002
	9.228501	6.521536	-29.33%	69,796	2001
	10.000000	9.228501	-7.71%	906	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	25.278439	13.510616	-46.55%	509,655	2008
	20.072670	25.278439	25.93%	691,997	2007
	15.242174	20.072670	31.69%	590,272	2006
	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	20.246054	11.161413	-44.87%	298,898	2008
	17.048693	20.246054	18.75%	361,387	2007
	13.672992	17.048693	24.69%	461,793	2006
	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001
	14.515197	12.606419	-13.15%	1,556,485	2000
	11.921445	14.515197	21.76%	1,252,462	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	27.264535	15.034610	-44.86%	124,673	2008
	22.950708	27.264535	18.80%	196,624	2007
	18.416599	22.950708	24.62%	193,505	2006
	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

89

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.149362	-48.51%	4,995	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.139089	-38.61%	501,132	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.372240	-36.28%	50,137	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.938247	-20.62%	64,965	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.214380	-27.86%	70,150	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.091244	-9.09%	157,876	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.573033	-24.27%	197,967	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.850462	-31.50%	81,188	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.319130	-16.81%	80,414	2008*

90

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.882105	-1.18%	37,530	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.866034	-1.34%	18,453	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.106221	10.178799	-46.73%	151,221	2008
	19.509308	19.106221	-2.07%	131,888	2007
	16.367354	19.509308	19.20%	142,424	2006
	14.863501	16.367354	10.12%	196,069	2005
	12.388657	14.863501	19.98%	185,770	2004
	8.841677	12.388657	40.12%	143,894	2003
	10.000000	8.841677	-11.58%	114,271	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.820940	16.880335	6.70%	8,464,151	2008
	14.906445	15.820940	6.13%	9,350,766	2007
	14.562456	14.906445	2.36%	9,949,714	2006
	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001
	10.583479	11.797971	11.48%	12,064,797	2000
	10.941842	10.583479	-3.28%	11,399,244	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	9.342938	5.672153	-39.29%	2,008,846	2008
	7.890812	9.342938	18.40%	2,616,604	2007
	7.503486	7.890812	5.16%	3,235,450	2006
	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001
	13.808913	10.049026	-27.23%	11,687,235	2000
	13.369463	13.808913	3.29%	13,477,152	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	15.010561	11.116329	-25.94%	452,619	2008
	13.384839	15.010561	12.15%	374,598	2007
	13.157317	13.384839	1.73%	424,896	2006
	12.251150	13.157317	7.40%	619,990	2005
	11.469046	12.251150	6.82%	526,290	2004
	8.465900	11.469046	35.47%	445,077	2003
	10.000000	8.465900	-15.34%	238,287	2002*

91

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.802629	6.652935	-43.63%	150,701	2008
	10.893665	11.802629	8.34%	175,734	2007
	10.000000	10.893665	8.94%	33,638	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.395396	11.538170	-6.92%	1,602,433	2008
	11.875877	12.395396	4.37%	1,642,331	2007
	11.293349	11.875877	5.16%	1,861,688	2006
	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.313383	11.203036	-15.85%	2,332,755	2008
	12.697763	13.313383	4.85%	2,642,014	2007
	11.823364	12.697763	7.40%	2,693,910	2006
	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.077055	10.709012	-23.93%	5,702,615	2008
	13.451529	14.077055	4.65%	6,947,994	2007
	12.195622	13.451529	10.30%	6,956,120	2006
	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.171662	10.310131	-32.04%	2,775,219	2008
	14.430448	15.171662	5.14%	3,259,531	2007
	12.719036	14.430448	13.46%	3,293,958	2006
	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.822149	9.897697	-37.44%	1,031,280	2008
	15.076422	15.822149	4.95%	1,057,590	2007
	13.023752	15.076422	15.76%	1,131,961	2006
	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

92

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.094306	15.163130	-37.07%	2,260,394	2008
	22.616912	24.094306	6.53%	2,818,589	2007
	20.778390	22.616912	8.85%	3,242,066	2006
	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001
	13.078919	14.925432	14.12%	1,946,950	2000
	10.919701	13.078919	19.77%	554,181	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.819495	12.958480	1.08%	17,845,237	2008
	12.351169	12.819495	3.79%	14,728,755	2007
	11.928894	12.351169	3.54%	12,393,860	2006
	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001
	10.909142	11.457292	5.02%	16,687,257	2000
	10.504509	10.909142	3.85%	16,274,387	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.101310	-38.99%	224,767	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.653780	12.041874	-46.84%	605,222	2008
	22.220846	22.653780	1.95%	938,855	2007
	18.276200	22.220846	21.58%	1,197,308	2006
	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.324050	-36.76%	6,389	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.308238	-36.92%	6,708	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.239729	-37.60%	90,268	2008*

93

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.714877	-32.85%	160,843	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.546430	9.311984	-46.93%	863,542	2008
	16.141772	17.546430	8.70%	1,039,808	2007
	15.789781	16.141772	2.23%	1,099,025	2006
	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001
	20.372476	16.916678	-16.96%	1,026,407	2000
	10.000000	20.372476	103.72%	292,996	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.810015	16.000908	-32.80%	2,607,695	2008
	25.819700	23.810015	-7.78%	3,244,461	2007
	22.223413	25.819700	16.18%	4,127,368	2006
	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001
	11.943543	13.155704	10.15%	4,814,143	2000
	9.432351	11.943543	26.62%	3,199,322	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	23.030094	14.099731	-38.78%	3,092,791	2008
	22.766758	23.030094	1.16%	3,887,841	2007
	20.514856	22.766758	10.98%	4,475,815	2006
	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001
	13.720318	14.799910	7.87%	6,380,063	2000
	9.617964	13.720318	42.65%	3,791,895	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.095538	12.366694	-18.08%	2,169,528	2008
	14.567404	15.095538	3.63%	2,881,698	2007
	14.028046	14.567404	3.84%	3,028,617	2006
	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001
	10.313452	10.793620	4.66%	3,659,345	2000
	10.252876	10.313452	0.59%	2,943,427	1999

94

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.500260	8.972924	-42.11%	6,028,280	2008
	14.466205	15.500260	7.15%	7,636,180	2007
	12.852978	14.466205	12.55%	9,584,432	2006
	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001
	12.689484	12.303050	-3.05%	21,604,237	2000
	11.979444	12.689484	5.93%	21,177,608	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.607713	9.226447	-50.42%	251,371	2008
	16.840731	18.607713	10.49%	335,752	2007
	14.641162	16.840731	15.02%	343,816	2006
	13.400893	14.641162	9.26%	297,929	2005
	11.391109	13.400893	17.64%	122,336	2004
	9.156690	11.391109	24.40%	112,002	2003
	10.000000	9.156690	-8.43%	126,652	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.880242	-1.20%	53,151	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.957827	2.016096	-49.06%	119,097	2008
	3.327388	3.957827	18.95%	127,888	2007
	3.021725	3.327388	10.12%	129,601	2006
	3.066472	3.021725	-1.46%	167,181	2005
	2.967876	3.066472	3.32%	214,117	2004
	1.930212	2.967876	53.76%	303,309	2003
	3.405832	1.930212	-43.33%	409,418	2002
	6.003728	3.405832	-43.27%	654,321	2001
	10.000000	6.003728	-39.96%	273,699	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.639134	7.454781	-49.08%	160,073	2008
	12.297868	14.639134	19.04%	365,164	2007
	11.176829	12.297868	10.03%	298,011	2006
	11.341890	11.176829	-1.46%	250,317	2005
	10.980873	11.341890	3.29%	324,818	2004
	7.143608	10.980873	53.72%	399,761	2003
	10.000000	7.143608	-28.56%	205,745	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.781007	9.763774	-41.82%	229,793	2008
	13.838553	16.781007	21.26%	268,979	2007
	14.011212	13.838553	-1.23%	335,831	2006
	12.630767	14.011212	10.93%	526,041	2005
	11.340477	12.630767	11.38%	465,822	2004
	7.512774	11.340477	50.95%	638,562	2003
	10.000000	7.512774	-24.87%	139,418	2002*

95

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.513164	8.433508	-37.59%	1,090,581	2008
	13.952782	13.513164	-3.15%	1,286,676	2007
	12.153202	13.952782	14.81%	1,404,623	2006
	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001
	13.600816	12.041215	-11.47%	1,349,271	2000
	11.588459	13.600816	17.37%	943,926	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.610694	-43.89%	40,223	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.151705	9.795233	-46.04%	4,136,538	2008
	16.055075	18.151705	13.06%	5,146,450	2007
	15.015195	16.055075	6.93%	6,102,687	2006
	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001
	16.935851	16.737106	-1.17%	9,380,540	2000
	12.070167	16.935851	40.31%	4,954,549	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.414057	13.869768	-40.76%	2,023,282	2008
	22.230932	23.414057	5.32%	2,456,294	2007
	19.070302	22.230932	16.57%	2,732,533	2006
	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.894211	8.823716	-40.76%	2,192,893	2008
	14.144065	14.894211	5.30%	2,742,511	2007
	12.132822	14.144065	16.58%	3,103,824	2006
	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001
	10.000000	9.537743	-4.62%	1,256,646	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.599559	2.007059	-79.09%	64,690	2008
	10.000000	9.599559	-4.00%	21,084	2007

96

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.429741	2.203267	-78.88%	18,609	2008
	10.541031	10.429741	-1.06%	45,479	2007
	10.000000	10.541031	5.41%	31,514	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.963369	8.509930	-39.06%	4,546,488	2008
	13.500759	13.963369	3.43%	5,801,676	2007
	11.849489	13.500759	13.94%	6,074,336	2006
	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001
	12.826564	11.590413	-9.64%	9,160,618	2000
	10.639805	12.826564	20.55%	5,313,570	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.815165	6.044111	-38.42%	329,096	2008
	10.031176	9.815165	-2.15%	370,153	2007
	10.000000	10.031176	0.31%	216,180	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	14.567661	7.349138	-49.55%	2,288,993	2008
	13.832247	14.567661	5.32%	2,863,301	2007
	13.563650	13.832247	1.98%	3,270,888	2006
	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001
	19.295630	16.965058	-12.08%	8,632,368	2000
	10.609896	19.295630	81.86%	3,681,008	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.126839	10.246955	-7.91%	0	2008
	10.153242	11.126839	9.59%	0	2007
	10.000000	10.153242	1.53%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.201860	11.622341	3.75%	0	2008
	10.400566	11.201860	7.70%	0	2007
	10.000000	10.400566	4.01%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.354550	6.380097	-43.81%	0	2008
	11.025484	11.354550	2.98%	0	2007
	10.000000	11.025484	10.25%	0	2006*

97

SBL Fund - Series D (Global Series) - Q/NQ	12.547583	7.657583	-38.97%	0	2008
	11.634830	12.547583	7.85%	0	2007
	10.000000	11.634830	16.35%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.176796	5.456855	-40.54%	0	2008
	10.344132	9.176796	-11.29%	0	2007
	10.000000	10.344132	3.44%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.590356	8.357628	-27.89%	0	2008
	11.035796	11.590356	5.03%	0	2007
	10.000000	11.035796	10.36%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.628450	7.091970	-39.01%	0	2008
	11.419071	11.628450	1.83%	0	2007
	10.000000	11.419071	14.19%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.718264	7.433630	-30.65%	0	2008
	10.601568	10.718264	1.10%	0	2007
	10.000000	10.601568	6.02%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.825693	7.193633	-39.17%	0	2008
	10.829485	11.825693	9.20%	0	2007
	10.000000	10.829485	8.29%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.872144	7.703510	-29.14%	0	2008
	10.776560	10.872144	0.89%	0	2007
	10.000000	10.776560	7.77%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.848959	5.671114	-47.73%	0	2008
	10.372284	10.848959	4.60%	0	2007
	10.000000	10.372284	3.72%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.079993	6.282955	-37.67%	0	2008
	10.847707	10.079993	-7.08%	0	2007
	10.000000	10.847707	8.48%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.782866	6.693113	-43.20%	995,163	2008
	10.575676	11.782866	11.41%	1,161,572	2007
	10.000000	10.575676	5.76%	989,180	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.249496	7.101611	-36.87%	566,975	2008
	11.023977	11.249496	2.05%	610,583	2007
	10.000000	11.023977	10.24%	358,182	2006*

98

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.710559	10.747313	0.34%	662,878	2008
	10.276614	10.710559	4.22%	251,222	2007
	10.000000	10.276614	2.77%	138,028	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.898298	9.693185	-11.06%	298,563	2008
	10.434386	10.898298	4.45%	304,666	2007
	10.000000	10.434386	4.34%	90,211	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.932715	18.470745	-15.78%	239,807	2008
	20.786417	21.932715	5.51%	332,017	2007
	18.938505	20.786417	9.76%	451,655	2006
	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001
	9.477539	10.456971	10.33%	638,919	2000
	7.395794	9.477539	28.15%	388,657	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.498754	10.146129	-45.15%	0	2008
	16.299078	18.498754	13.50%	0	2007
	13.149887	16.299078	23.95%	0	2006
	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.675982	5.629157	-47.27%	391,050	2008
	8.787225	10.675982	21.49%	480,956	2007
	8.118311	8.787225	8.24%	522,503	2006
	6.971218	8.118311	16.45%	843,086	2005
	5.788043	6.971218	20.44%	722,785	2004
	4.121971	5.788043	40.42%	487,543	2003
	6.045067	4.121971	-31.81%	362,853	2002
	8.634485	6.045067	-29.99%	269,702	2001
	10.000000	8.634485	-13.66%	108,847	2000*

99

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.148278	17.315040	-38.49%	1,935,868	2008
	34.270022	28.148278	-17.86%	2,477,648	2007
	25.062478	34.270022	36.74%	3,331,389	2006
	21.616198	25.062478	15.94%	3,865,127	2005
	16.000151	21.616198	35.10%	4,566,599	2004
	11.746967	16.000151	36.21%	4,416,801	2003
	11.953729	11.746967	-1.73%	4,447,454	2002
	10.987658	11.953729	8.79%	3,233,706	2001
	10.561250	10.987658	4.04%	2,318,276	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	31.110609	10.861853	-65.09%	262,750	2008
	22.833014	31.110609	36.25%	470,038	2007
	16.520190	22.833014	38.21%	432,605	2006
	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	28.815023	10.052063	-65.12%	449,545	2008
	21.140699	28.815023	36.30%	580,679	2007
	15.300434	21.140699	38.17%	713,141	2006
	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001
	11.409292	6.569856	-42.42%	1,926,318	2000
	5.751082	11.409292	98.38%	1,647,464	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.345665	17.803181	-46.61%	408,659	2008
	23.166285	33.345665	43.94%	546,317	2007
	18.779824	23.166285	23.36%	542,563	2006
	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	32.626096	17.409995	-46.64%	274,287	2008
	22.661928	32.626096	43.97%	436,085	2007
	18.377588	22.661928	23.31%	542,407	2006
	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001
	7.358645	8.120188	10.35%	466,988	2000
	6.139717	7.358645	19.85%	415,476	1999

100

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.327086	8.817241	-38.46%	48,976	2008
	13.155968	14.327086	8.90%	53,869	2007
	11.683398	13.155968	12.60%	39,739	2006
	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001
	10.000000	9.913591	-0.86%	19,927	2000*

Wells Fargo Advantage Funds Variable Trust - VT Opportunity Fund - Q/NQ	13.526823	8.025771	-40.67%	2,265,750	2008
	12.807680	13.526823	5.61%	2,687,413	2007
	11.522296	12.807680	11.16%	3,110,189	2006
	10.782336	11.522296	6.86%	3,945,723	2005
	9.207993	10.782336	17.10%	4,685,249	2004
	6.785241	9.207993	35.71%	4,894,257	2003
	9.360871	6.785241	-27.51%	4,997,088	2002
	9.814649	9.360871	-4.62%	3,579,910	2001
	10.000000	9.814649	-1.85%	752,001	2000*

101

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.407335	6.757367	-40.76%	0	2008
	11.622978	11.407335	-1.86%	0	2007
	10.944618	11.622978	6.20%	0	2006
	10.821194	10.944618	1.14%	0	2005
	10.478179	10.821194	3.27%	0	2004
	10.000000	10.478179	4.78%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.172558	4.698643	-53.81%	0	2008
	10.450758	10.172558	-2.66%	0	2007
	10.000000	10.450758	4.51%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.706274	7.017619	-44.77%	0	2008
	11.812586	12.706274	7.57%	0	2007
	11.568276	11.812586	2.11%	0	2006
	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.410361	5.736320	-44.90%	0	2008
	9.702485	10.410361	7.30%	0	2007
	10.000000	9.702485	-2.98%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.510653	5.337001	-49.22%	0	2008
	9.900939	10.510653	6.16%	0	2007
	10.000000	9.900939	-0.99%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.281116	8.910760	-32.91%	0	2008
	12.792019	13.281116	3.82%	0	2007
	11.410606	12.792019	12.11%	0	2006
	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	15.447606	8.845300	-42.74%	0	2008
	14.022306	15.447606	10.16%	0	2007
	11.383207	14.022306	23.18%	0	2006
	10.000000	11.383207	13.83%	0	2005*

102

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.139007	6.602068	-40.73%	0	2008
	10.030423	11.139007	11.05%	0	2007
	10.000000	10.030423	0.30%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.990497	9.390449	-37.36%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.914871	8.113644	-37.18%	0	2008
	13.458111	12.914871	-4.04%	0	2007
	11.965263	13.458111	12.48%	0	2006
	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.947079	9.510528	-47.01%	0	2008
	15.830538	17.947079	13.37%	0	2007
	13.180916	15.830538	20.10%	0	2006
	12.115462	13.180916	8.79%	0	2005
	10.975555	12.115462	10.39%	0	2004
	10.000000	10.975555	9.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.947176	9.510571	-47.01%	0	2008
	15.830596	17.947176	13.37%	0	2007
	13.180964	15.830596	20.10%	0	2006
	12.131971	13.180964	8.65%	0	2005
	10.975558	12.131971	10.54%	0	2004
	10.000000	10.975558	9.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.187745	7.402311	-27.34%	0	2008
	10.859495	10.187745	-6.19%	0	2007
	10.000000	10.859495	8.59%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.918668	6.698525	-43.80%	0	2008
	10.255945	11.918668	16.21%	0	2007
	11.038296	10.255945	-7.09%	0	2006
	11.247299	11.038296	-1.86%	0	2005
	10.580214	11.247299	6.31%	0	2004
	10.000000	10.580214	5.80%	0	2003*

103

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.711728	8.939662	-29.67%	0	2008
	13.954565	12.711728	-8.91%	0	2007
	12.242878	13.954565	13.98%	0	2006
	12.133993	12.242878	0.90%	0	2005
	11.049142	12.133993	9.82%	0	2004
	10.000000	11.049142	10.49%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.580685	6.207426	-50.66%	0	2008
	9.372699	12.580685	34.23%	0	2007
	10.000000	9.372699	-6.27%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.144993	9.589461	-5.48%	0	2008
	9.648485	10.144993	5.15%	0	2007
	9.887224	9.648485	-2.41%	0	2006
	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	16.812431	7.785445	-53.69%	0	2008
	12.966813	16.812431	29.66%	0	2007
	13.072553	12.966813	-0.81%	0	2006
	11.897478	13.072553	9.88%	0	2005
	10.569293	11.897478	12.57%	0	2004
	10.000000	10.569293	5.69%	0	2003*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.801187	10.081045	-43.37%	0	2008
	15.898576	17.801187	11.97%	0	2007
	13.948525	15.898576	13.98%	0	2006
	12.364119	13.948525	12.81%	0	2005
	11.218544	12.364119	10.21%	0	2004
	10.000000	11.218544	12.19%	0	2003*

104

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	17.801187	10.081045	-43.37%	0	2008
	15.898576	17.801187	11.97%	0	2007
	13.948525	15.898576	13.98%	0	2006
	12.328852	13.948525	12.81%	0	2005
	10.878725	12.328852	13.33%	0	2004
	10.000000	10.878725	8.79%	0	2003*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.683171	8.386008	-38.71%	0	2008
	13.999022	13.683171	-2.26%	0	2007
	12.210226	13.999022	14.65%	0	2006
	11.753601	12.210226	3.88%	0	2005
	10.990177	11.753601	6.95%	0	2004
	10.000000	10.990177	9.90%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.978590	9.274958	-33.65%	0	2008
	14.652833	13.978590	-4.60%	0	2007
	13.332414	14.652833	9.90%	0	2006
	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.879229	7.481490	-37.02%	0	2008
	11.476900	11.879229	3.51%	0	2007
	10.940914	11.476900	4.90%	0	2006
	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.009034	7.853499	-39.63%	0	2008
	12.870609	13.009034	1.08%	0	2007
	11.600461	12.870609	10.95%	0	2006
	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.475449	8.441122	-32.34%	0	2008
	12.126423	12.475449	2.88%	0	2007
	10.837811	12.126423	11.89%	0	2006
	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.088893	6.046806	-40.06%	0	2008
	11.812870	10.088893	-14.59%	0	2007
	11.850657	11.812870	-0.32%	0	2006
	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

105

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	16.277090	9.798488	-39.80%	0	2008
	16.274257	16.277090	0.02%	0	2007
	13.818730	16.274257	17.77%	0	2006
	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.574807	9.117096	-4.78%	0	2008
	10.121198	9.574807	-5.40%	0	2007
	10.000000	10.121198	1.21%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	9.715944	8.652019	-10.95%	0	2008
	9.600799	9.715944	1.20%	0	2007
	9.595884	9.600799	0.05%	0	2006
	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.290613	8.978296	-44.89%	0	2008
	14.436497	16.290613	12.84%	0	2007
	13.467626	14.436497	7.19%	0	2006
	11.998160	13.467626	12.25%	0	2005
	10.830147	11.998160	10.78%	0	2004
	10.000000	10.830147	8.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	12.879167	5.639509	-56.21%	0	2008
	9.208638	12.879167	39.86%	0	2007
	10.000000	9.208638	-7.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.528307	7.444023	-44.97%	0	2008
	13.890888	13.528307	-2.61%	0	2007
	12.042275	13.890888	15.35%	0	2006
	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.771790	7.751430	-28.04%	0	2008
	10.324533	10.771790	4.33%	0	2007
	10.000000	10.324533	3.25%	0	2006*

106

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.943356	7.072224	-35.37%	0	2008
	10.344144	10.943356	5.79%	0	2007
	10.000000	10.344144	3.44%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.067934	6.582360	-40.53%	0	2008
	10.363925	11.067934	6.79%	0	2007
	10.000000	10.363925	3.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.368331	8.182238	-28.03%	0	2008
	11.532030	11.368331	-1.42%	0	2007
	10.797837	11.532030	6.80%	0	2006
	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.622730	6.933730	-27.94%	0	2008
	10.000000	9.622730	-3.77%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.817803	9.114528	-7.16%	0	2008
	9.810579	9.817803	0.07%	0	2007
	9.791846	9.810579	0.19%	0	2006
	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

107

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.735406	6.236923	-41.90%	0	2008
	9.680146	10.735406	10.90%	0	2007
	10.000000	9.680146	-3.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.934286	9.668741	-46.09%	0	2008
	15.934056	17.934286	12.55%	0	2007
	14.063448	15.934056	13.30%	0	2006
	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	17.933434	9.666049	-46.10%	0	2008
	15.930793	17.933434	12.57%	0	2007
	14.060232	15.930793	13.30%	0	2006
	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.428496	6.296453	-53.11%	0	2008
	13.242307	13.428496	1.41%	0	2007
	11.863686	13.242307	11.62%	0	2006
	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.881072	7.351441	-32.44%	0	2008
	10.920707	10.881072	-0.36%	0	2007
	10.000000	10.920707	9.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.351208	6.015726	-35.67%	0	2008
	9.975480	9.351208	-6.26%	0	2007
	10.000000	9.975480	-0.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.544474	-34.56%	0	2008*

108

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.950647	5.886488	-54.55%	0	2008
	10.478821	12.950647	23.59%	0	2007
	10.000000	10.478821	4.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.105288	8.096379	-42.60%	0	2008
	12.685572	14.105288	11.19%	0	2007
	10.851188	12.685572	16.90%	0	2006
	10.000000	10.851188	8.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.822063	6.767947	-42.75%	0	2008
	10.663710	11.822063	10.86%	0	2007
	10.000000	10.663710	6.64%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	10.942857	11.163010	2.01%	0	2008
	10.262985	10.942857	6.62%	0	2007
	10.000000	10.262985	2.63%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.954861	8.310287	-35.85%	0	2008
	13.167496	12.954861	-1.61%	0	2007
	11.731699	13.167496	12.24%	0	2006
	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.899787	9.573548	-46.52%	0	2008
	13.641882	17.899787	31.21%	0	2007
	13.014930	13.641882	4.82%	0	2006
	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	13.598782	7.317318	-46.19%	0	2008
	11.636151	13.598782	16.87%	0	2007
	11.234036	11.636151	3.58%	0	2006
	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

109

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.606358	7.331343	-46.12%	0	2008
	11.637258	13.606358	16.92%	0	2007
	11.223502	11.637258	3.69%	0	2006
	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.213109	8.703299	-38.77%	0	2008
	13.945634	14.213109	1.92%	0	2007
	13.106054	13.945634	6.41%	0	2006
	12.300994	13.106054	6.54%	0	2005
	10.902584	12.300994	12.83%	0	2004
	10.000000	10.902584	9.03%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.057725	12.872166	-54.12%	0	2008
	22.822715	28.057725	22.94%	0	2007
	16.202801	22.822715	40.86%	0	2006
	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.109273	12.900948	-54.10%	0	2008
	22.854915	28.109273	22.99%	0	2007
	16.218265	22.854915	40.92%	0	2006
	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.227739	7.252605	-35.40%	0	2008
	10.866790	11.227739	3.32%	0	2007
	10.000000	10.866790	8.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	14.286100	8.610103	-39.73%	0	2008
	13.853352	14.286100	3.12%	0	2007
	12.719879	13.853352	8.91%	0	2006
	12.216245	12.719879	4.12%	0	2005
	10.981733	12.216245	11.24%	0	2004
	10.000000	10.981733	9.82%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.082961	5.186824	-48.56%	0	2008
	10.173094	10.082961	-0.89%	0	2007
	10.000000	10.173094	1.73%	0	2006*

110

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	17.215808	9.363170	-45.61%	0	2008
	14.631301	17.215808	17.66%	0	2007
	13.280016	14.631301	10.18%	0	2006
	12.154159	13.280016	9.26%	0	2005
	10.879664	12.154159	11.71%	0	2004
	10.000000	10.879664	8.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	16.102395	7.361943	-54.28%	0	2008
	15.336720	16.102395	4.99%	0	2007
	14.224432	15.336720	7.82%	0	2006
	12.543694	14.224432	13.40%	0	2005
	10.976528	12.543694	14.28%	0	2004
	10.000000	10.976528	9.77%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	9.893823	5.135993	-48.09%	0	2008
	9.997866	9.893823	-1.04%	0	2007
	10.000000	9.997866	-0.02%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.423239	7.835461	-16.85%	0	2008
	9.365965	9.423239	0.61%	0	2007
	9.356855	9.365965	0.10%	0	2006
	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.226552	5.363437	-41.87%	0	2008
	9.558989	9.226552	-3.48%	0	2007
	10.000000	9.558989	-4.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.842155	7.468868	-41.84%	0	2008
	12.427065	12.842155	3.34%	0	2007
	11.377568	12.427065	9.22%	0	2006
	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.476629	7.066110	-32.55%	0	2008
	10.278608	10.476629	1.93%	0	2007
	10.000000	10.278608	2.79%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.147471	8.784373	-13.43%	0	2008
	10.261063	10.147471	-1.11%	0	2007
	10.000000	10.261063	2.61%	0	2006*

111

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.593301	6.832432	-41.07%	0	2008
	10.556235	11.593301	9.82%	0	2007
	10.000000	10.556235	5.56%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.843305	5.809537	-46.42%	0	2008
	10.091049	10.843305	7.45%	0	2007
	10.000000	10.091049	0.91%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.629306	5.727866	-40.52%	0	2008
	10.000000	9.629306	-3.71%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.388210	7.876480	-30.84%	0	2008
	11.498656	11.388210	-0.96%	0	2007
	10.822514	11.498656	6.25%	0	2006
	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.802451	7.460080	-30.94%	0	2008
	10.903657	10.802451	-0.93%	0	2007
	10.262940	10.903657	6.24%	0	2006
	10.000000	10.262940	2.63%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.206200	13.063784	-59.44%	0	2008
	23.036685	32.206200	39.80%	0	2007
	17.540452	23.036685	31.33%	0	2006
	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	32.188257	13.035555	-59.50%	0	2008
	23.028703	32.188257	39.77%	0	2007
	17.543805	23.028703	31.26%	0	2006
	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.782092	14.037421	-35.56%	0	2008
	18.840440	21.782092	15.61%	0	2007
	14.254040	18.840440	32.18%	0	2006
	13.935684	14.254040	2.28%	0	2005
	11.164700	13.935684	24.84%	0	2004
	10.000000	11.164700	11.65%	0	2003*

112

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	24.209543	12.542358	-48.19%	0	2008
	19.827839	24.209543	22.10%	0	2007
	15.523325	19.827839	27.73%	0	2006
	12.410339	15.523325	25.08%	0	2005
	11.314552	12.410339	9.68%	0	2004
	10.000000	11.314552	13.15%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.234691	12.559316	-48.18%	0	2008
	19.847953	24.234691	22.10%	0	2007
	15.540748	19.847953	27.72%	0	2006
	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	19.088465	10.206283	-46.53%	0	2008
	16.572674	19.088465	15.18%	0	2007
	13.712619	16.572674	20.86%	0	2006
	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.095194	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.074587	-39.25%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.305335	-36.95%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.855066	-21.45%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.138719	-28.61%	0	2008*

113

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	8.996093	-10.04%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.493650	-25.06%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.778583	-32.21%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.231992	-17.68%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.778759	-2.21%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.762870	-2.37%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	15.153411	7.827290	-48.35%	0	2008
	15.959222	15.153411	-5.05%	0	2007
	13.805892	15.959222	15.60%	0	2006
	12.927718	13.805892	6.79%	0	2005
	11.111516	12.927718	16.35%	0	2004
	10.000000	11.111516	11.12%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.892845	10.235724	3.47%	0	2008
	9.613647	9.892845	2.90%	0	2007
	9.684306	9.613647	-0.73%	0	2006
	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

NVIT NVIT Growth Fund: Class I - Q/NQ	13.276785	7.815615	-41.13%	0	2008
	11.565261	13.276785	14.80%	0	2007
	11.340179	11.565261	1.98%	0	2006
	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

114

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.261190	8.804701	-28.19%	0	2008
	11.276500	12.261190	8.73%	0	2007
	11.430215	11.276500	-1.34%	0	2006
	10.974448	11.430215	4.15%	0	2005
	10.594708	10.974448	3.58%	0	2004
	10.000000	10.594708	5.95%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.212214	6.128191	-45.34%	0	2008
	10.673739	11.212214	5.04%	0	2007
	10.000000	10.673739	6.74%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.440074	9.423659	-9.74%	0	2008
	10.316621	10.440074	1.20%	0	2007
	10.116112	10.316621	1.98%	0	2006
	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.319020	9.236089	-18.40%	0	2008
	11.134624	11.319020	1.66%	0	2007
	10.690743	11.134624	4.15%	0	2006
	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.208535	9.005864	-26.23%	0	2008
	12.032398	12.208535	1.46%	0	2007
	11.248718	12.032398	6.97%	0	2006
	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.432612	8.851314	-34.11%	0	2008
	13.177616	13.432612	1.94%	0	2007
	11.976471	13.177616	10.03%	0	2006
	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.235164	8.634548	-39.34%	0	2008
	13.990267	14.235164	1.75%	0	2007
	12.461817	13.990267	12.27%	0	2006
	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

115

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.293319	8.721904	-38.98%	0	2008
	13.838283	14.293319	3.29%	0	2007
	13.109414	13.838283	5.56%	0	2006
	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.564387	9.375258	-1.98%	0	2008
	9.504398	9.564387	0.63%	0	2007
	9.465361	9.504398	0.41%	0	2006
	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.037259	-39.63%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	16.126495	8.311795	-48.46%	0	2008
	16.315280	16.126495	-1.16%	0	2007
	13.836770	16.315280	17.91%	0	2006
	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.257634	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.241962	-37.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.174182	-38.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.644385	-33.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	12.511161	6.437948	-48.54%	0	2008
	11.871058	12.511161	5.39%	0	2007
	11.974118	11.871058	-0.86%	0	2006
	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

116

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	12.874275	8.389087	-34.84%	0	2008
	14.399755	12.874275	-10.59%	0	2007
	12.780098	14.399755	12.67%	0	2006
	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.327367	8.505227	-40.64%	0	2008
	14.608533	14.327367	-1.92%	0	2007
	13.573617	14.608533	7.62%	0	2006
	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.348459	8.220884	-20.56%	0	2008
	10.299953	10.348459	0.47%	0	2007
	10.227481	10.299953	0.71%	0	2006
	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	13.274156	7.450811	-43.87%	0	2008
	12.777678	13.274156	3.89%	0	2007
	11.706272	12.777678	9.15%	0	2006
	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	15.282705	7.347353	-51.92%	0	2008
	14.265859	15.282705	7.13%	0	2007
	12.788796	14.265859	11.55%	0	2006
	12.069791	12.788796	5.96%	0	2005
	10.579935	12.069791	14.08%	0	2004
	10.000000	10.579935	5.80%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.776899	-2.23%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	12.481764	6.164845	-50.61%	0	2008
	10.823041	12.481764	15.33%	0	2007
	10.134982	10.823041	6.79%	0	2006
	10.605427	10.134982	-4.44%	0	2005
	10.584966	10.605427	0.19%	0	2004
	10.000000	10.584966	5.85%	0	2003*

117

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.471069	6.157672	-50.62%	0	2008
	10.805515	12.471069	15.41%	0	2007
	10.126436	10.805515	6.71%	0	2006
	10.596048	10.126436	-4.43%	0	2005
	10.579097	10.596048	0.16%	0	2004
	10.000000	10.579097	5.79%	0	2003*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.870974	11.741214	8.01%	0	2004
	10.000000	10.870974	8.71%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.878644	7.793313	-39.49%	0	2008
	13.715331	12.878644	-6.10%	0	2007
	12.318371	13.715331	11.34%	0	2006
	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.551448	-44.49%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.749791	6.671079	-47.68%	0	2008
	11.631239	12.749791	9.62%	0	2007
	11.216746	11.631239	3.70%	0	2006
	11.110148	11.216746	0.96%	0	2005
	10.816685	11.110148	2.71%	0	2004
	10.000000	10.816685	8.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.486328	9.469454	-42.56%	0	2008
	16.144911	16.486328	2.11%	0	2007
	14.280808	16.144911	13.05%	0	2006
	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	16.493364	9.474398	-42.56%	0	2008
	16.154612	16.493364	2.10%	0	2007
	14.288964	16.154612	13.06%	0	2006
	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

118

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.404149	1.906341	-79.73%	0	2008
	10.000000	9.404149	-5.96%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	9.908035	2.029348	-79.52%	0	2008
	10.328298	9.908035	-4.07%	0	2007
	10.000000	10.328298	3.28%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.815658	7.573271	-40.91%	0	2008
	12.780248	12.815658	0.28%	0	2007
	11.566366	12.780248	10.49%	0	2006
	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.324018	5.567228	-40.29%	0	2008
	9.828609	9.324018	-5.13%	0	2007
	10.000000	9.828609	-1.71%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	12.762396	6.242673	-51.09%	0	2008
	12.498690	12.762396	2.11%	0	2007
	12.637907	12.498690	-1.10%	0	2006
	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.193513	6.165144	-44.92%	0	2008
	10.362198	11.193513	8.02%	0	2007
	10.000000	10.362198	3.62%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.686841	6.541502	-38.79%	0	2008
	10.801526	10.686841	-1.06%	0	2007
	10.000000	10.801526	8.02%	0	2006*

119

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.172228	9.897982	-2.70%	0	2008
	10.066636	10.172228	1.05%	0	2007
	10.000000	10.066636	0.67%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.353252	8.929413	-13.75%	0	2008
	10.223790	10.353252	1.27%	0	2007
	10.000000	10.223790	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	13.039103	10.648173	-18.34%	0	2008
	12.745643	13.039103	2.30%	0	2007
	11.974194	12.745643	6.44%	0	2006
	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	14.641550	7.786731	-46.82%	0	2008
	13.305566	14.641550	10.04%	0	2007
	11.068988	13.305566	20.21%	0	2006
	10.000000	11.068988	10.69%	0	2005*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	17.615665	9.005956	-48.88%	0	2008
	14.954415	17.615665	17.80%	0	2007
	14.246527	14.954415	4.97%	0	2006
	12.614250	14.246527	12.94%	0	2005
	10.800269	12.614250	16.80%	0	2004
	10.000000	10.800269	8.00%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	16.514722	9.849450	-40.36%	0	2008
	20.738373	16.514722	-20.37%	0	2007
	15.638203	20.738373	32.61%	0	2006
	13.907697	15.638203	12.44%	0	2005
	10.615667	13.907697	31.01%	0	2004
	10.000000	10.615667	6.16%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	27.799875	9.410501	-66.15%	0	2008
	21.043388	27.799875	32.11%	0	2007
	15.699260	21.043388	34.04%	0	2006
	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

120

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.557016	10.673498	-66.18%	0	2008
	23.878911	31.557016	32.15%	0	2007
	17.820098	23.878911	34.00%	0	2006
	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	29.796824	15.425011	-48.23%	0	2008
	21.350815	29.796824	39.56%	0	2007
	17.847051	21.350815	19.63%	0	2006
	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	33.787779	17.481972	-48.26%	0	2008
	24.205771	33.787779	39.59%	0	2007
	20.240794	24.205771	19.59%	0	2006
	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.186036	8.465265	-40.33%	0	2008
	13.435466	14.186036	5.59%	0	2007
	12.303147	13.435466	9.20%	0	2006
	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	14.077554	8.098824	-42.47%	0	2008
	13.747838	14.077554	2.40%	0	2007
	12.753269	13.747838	7.80%	0	2006
	12.305755	12.753269	3.64%	0	2005
	10.837045	12.305775	13.55%	0	2004
	10.000000	10.837045	8.37%	0	2003*

121

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                        www.waddell.com

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.542535	18.038769	-26.50%	3,240,851	2008
	17.194153	24.542535	42.74%	2,262,547	2007
	14.447635	17.194153	19.01%	2,239,129	2006
	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	14.209605	11.119320	-21.75%	1,793,309	2008
	12.621716	14.209605	12.58%	1,333,603	2007
	11.457924	12.621716	10.16%	1,508,929	2006
	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.573634	13.486609	-0.64%	2,709,413	2008
	12.969298	13.573634	4.66%	1,895,102	2007
	12.560339	12.969298	3.26%	1,408,675	2006
	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

122

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.910670	7.695417	-35.39%	5,561,043	2008
	10.546121	11.910670	12.94%	3,659,302	2007
	9.101039	10.546121	15.88%	4,158,916	2006
	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.209097	10.288910	-36.52%	626,828	2008
	14.021570	16.209097	15.60%	436,409	2007
	12.212264	14.021570	14.82%	382,029	2006
	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.876307	7.401688	-46.66%	183,805	2008
	9.259970	13.876307	49.85%	73,754	2007
	10.000000	9.259970	-7.40%	29,720	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.708432	8.286647	-61.83%	669,446	2008
	15.273371	21.708432	42.13%	417,463	2007
	12.287089	15.273371	24.30%	341,564	2006
	10.000000	12.287089	22.87%	109,653	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.928767	7.529470	-36.88%	6,129,775	2008
	9.572816	11.928767	21.75%	4,260,050	2007
	9.200918	9.572816	4.04%	4,828,577	2006
	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.574727	12.060869	-22.56%	1,375,039	2008
	15.140341	15.574727	2.87%	1,038,658	2007
	13.862250	15.140341	9.22%	1,068,834	2006
	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

123

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.704963	8.426470	-42.70%	1,473,125	2008
	12.240210	14.704963	20.14%	896,200	2007
	10.213807	12.240210	19.84%	916,763	2006
	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.378815	10.510806	-42.81%	416,657	2008
	16.887720	18.378815	8.83%	315,422	2007
	13.153656	16.887720	28.39%	286,332	2006
	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.733650	8.098121	-48.53%	81,187	2008
	14.917517	15.733650	5.47%	59,407	2007
	13.415018	14.917517	11.20%	57,292	2006
	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.625861	8.606807	-36.83%	293,028	2008
	12.216068	13.625861	11.54%	186,995	2007
	11.360798	12.216068	7.53%	143,195	2006
	10.000000	11.360798	13.61%	44,489	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.140535	11.275744	1.21%	1,662,570	2008
	10.751664	11.140535	3.62%	584,134	2007
	10.405234	10.751664	3.33%	487,118	2006
	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.986147	9.690391	-11.79%	172,692	2008
	10.727030	10.986147	2.42%	113,321	2007
	10.336131	10.727030	3.78%	91,300	2006
	10.230793	10.336131	1.03%	72,704	2005
	10.000000	10.230793	2.31%	21,733	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.577035	9.235171	-36.65%	244,356	2008
	17.534744	14.577035	-16.87%	143,356	2007
	13.608265	17.534744	28.85%	158,340	2006
	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

124

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.495825	9.492077	-34.52%	2,161,507	2008
	11.768023	14.495825	23.18%	1,534,306	2007
	11.013522	11.768023	6.85%	1,676,120	2006
	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	15.108568	9.102132	-39.76%	2,045,749	2008
	13.437940	15.108568	12.43%	1,411,123	2007
	12.913866	13.437940	4.06%	1,584,308	2006
	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.772647	9.345214	-26.83%	205,721	2008
	13.451362	12.772647	-5.05%	159,013	2007
	11.622311	13.451362	15.74%	133,631	2006
	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.916596	9.778763	-34.44%	1,418,489	2008
	14.780173	14.916596	0.92%	1,186,810	2007
	12.766443	14.780173	15.77%	1,296,638	2006
	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

125

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.332669	14.491336	-28.73%	0	2008
	14.691582	20.332669	38.40%	0	2007
	12.729106	14.691582	15.42%	0	2006
	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.441146	9.440201	-24.12%	0	2008
	11.397827	12.441146	9.15%	0	2007
	10.669104	11.397827	6.83%	0	2006
	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	9.899757	9.538424	-3.65%	0	2008
	9.755962	9.899757	1.47%	0	2007
	9.742580	9.755962	0.14%	0	2006
	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	13.666034	8.561498	-37.35%	0	2008
	12.480257	13.666034	9.50%	0	2007
	11.105476	12.480257	12.38%	0	2006
	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	14.513696	8.933047	-38.45%	0	2008
	12.949192	14.513696	12.08%	0	2007
	11.629388	12.949192	11.35%	0	2006
	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.181974	6.817696	-48.28%	0	2008
	9.072732	13.181974	45.29%	0	2007
	10.000000	9.072732	-9.27%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.051131	7.421064	-62.99%	0	2008
	14.550275	20.051131	37.81%	0	2007
	12.069868	14.550275	20.55%	0	2006
	10.000000	12.069868	20.70%	0	2005*

126

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.866721	8.486988	-38.80%	0	2008
	11.477348	13.866721	18.04%	0	2007
	11.375106	11.477348	0.90%	0	2006
	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	10.717731	8.048076	-24.91%	0	2008
	10.745963	10.717731	-0.26%	0	2007
	10.145161	10.745963	5.92%	0	2006
	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.852313	9.363787	-44.44%	0	2008
	14.467934	16.852313	16.48%	0	2007
	12.448637	14.467934	16.22%	0	2006
	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	15.763038	8.741134	-44.55%	0	2008
	14.938931	15.763038	5.52%	0	2007
	11.997948	14.938931	24.51%	0	2006
	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.002982	7.487336	-50.09%	0	2008
	14.671572	15.002982	2.26%	0	2007
	13.604956	14.671572	7.84%	0	2006
	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.585282	7.708136	-38.75%	0	2008
	11.637432	12.585282	8.14%	0	2007
	11.159833	11.637432	4.28%	0	2006
	10.000000	11.159833	11.60%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.837912	9.655728	-1.85%	0	2008
	9.792711	9.837912	0.46%	0	2007
	9.772363	9.792711	0.21%	0	2006
	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	9.776837	8.362414	-14.47%	0	2008
	9.846008	9.776837	-0.70%	0	2007
	9.782661	9.846008	0.65%	0	2006
	9.984559	9.782661	-2.02%	0	2005
	10.000000	9.984559	-0.15%	0	2004*

127

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	12.303284	7.557382	-38.57%	0	2008
	15.264811	12.303284	-19.40%	0	2007
	12.215243	15.264811	24.97%	0	2006
	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.828187	10.049902	-36.51%	0	2008
	13.252992	15.828187	19.43%	0	2007
	12.789665	13.252992	3.62%	0	2006
	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.595910	7.942010	-41.59%	0	2008
	12.472321	13.595910	9.01%	0	2007
	12.359408	12.472321	0.91%	0	2006
	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.530446	8.180215	-29.06%	0	2008
	12.524753	11.530446	-7.94%	0	2007
	11.158713	12.524753	12.24%	0	2006
	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.865444	7.542321	-36.43%	0	2008
	12.126207	11.865444	-2.15%	0	2007
	10.800173	12.126207	12.28%	0	2006
	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

128

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

129

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan ; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory

130

maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount s contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

131

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the

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time of the distribution.  In general, the investment in the contract is equal to the purchase payment s made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, or (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code , an annuity contract may be exchange d tax-free for another annuity, provided that the oblige e (the person to whom the annuity obligation is owed) is the same for both contracts .   If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes: and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

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Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•           generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities

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after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do

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not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b)  the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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Appendix D: State Variations Information

Described below are the variations to certain prospectus disclosures resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.   Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Hawaii - Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Maryland – The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

Massachusetts   – Subsequent payments, if any, after the initial purchase payment must be made within three years of the initial Purchase payment.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the “Additional Withdrawal Without Charge and Disability Waiver” is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Hardship Waiver  is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The 10 Year and Disability Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

Minnesota - The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

New Jersey - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

New York   - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector Option” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Death Benefit Options” for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the “Additional Withdrawal Without Charge and Disability Waiver” is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Hardship Waiver  is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector Option” earlier in this prospectus for more information .

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Oregon - The 10 Year and Disability Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in the prospectus for more information.

Subsequent payments are not allowable under the contract.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

The Hardship Waiver of CDSC is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Reduced Purchase Payment Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Reduced Purchase Payment Option” earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

Vermont - Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Washington - The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection” Beneficiary Protector Option” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

Subsequent payments, if any, after the initial purchase payment may only be made until the annuitant is 63 years of age.   After age 63, subsequent Purchase Payments will not be accepted.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Beneficiary must notify Nationwide of an election to receive the death benefit within 1 year of the annuitant’s death. See “Death Benefits” earlier in this prospectus for more information.

139

saiandcfipart1.htm

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Individual Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 135 billion as of December 31, 2008 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008 , 2007 and 2006 , no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.  During the fiscal years ended December 31, 2008 , 2007 and 2006 , no underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  During the fiscal years ended December 31, 2008 , 2007 and 2006 , no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2008.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.686442	7.139530	-38.91%	8,200	2008
	11.544775	11.686442	1.23%	8,585	2007
	10.542647	11.544775	9.51%	11,994	2006
	10.108957	10.542647	4.29%	13,416	2005
	9.492064	10.108957	6.50%	13,718	2004
	8.235548	9.492064	15.26%	12,586	2003
	10.029632	8.235548	-17.89%	9,145	2002
	10.000000	10.029632	0.30%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.708257	5.101292	-52.36%	79,023	2008
	10.666055	10.708257	0.40%	54,485	2007
	10.000000	10.666055	6.66%	38,297	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	13.176185	7.505128	-43.04%	872	2008
	11.876436	13.176185	10.94%	945	2007
	11.279431	11.876436	5.29%	2,518	2006
	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.958640	6.227597	-43.17%	12,718	2008
	9.902479	10.958640	10.67%	14,344	2007
	10.000000	9.902479	-0.98%	6,574	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.064263	5.794205	-47.63%	76,437	2008
	10.105040	11.064263	9.49%	139,076	2007
	10.000000	10.105040	1.05%	74,527	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.288332	9.886641	-30.81%	4,895	2008
	13.343109	14.288332	7.08%	5,340	2007
	11.542802	13.343109	15.60%	3,642	2006
	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.852043	8.379600	-29.30%	0	2008
	10.698070	11.852043	10.79%	0	2007
	10.000000	10.698070	6.98%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.954006	6.553935	-45.17%	0	2008
	12.777012	11.954006	-6.44%	0	2007
	10.000000	12.777012	27.77%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.728168	12.831054	-40.95%	0	2008
	19.122834	21.728168	13.62%	0	2007
	15.055099	19.122834	27.02%	0	2006
	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.725486	7.167325	-38.87%	10,769	2008
	10.237098	11.725486	14.54%	10,862	2007
	10.000000	10.237098	2.37%	8,999	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.214888	-37.85%	121,352	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	16.744192	10.848764	-35.21%	2,320,206	2008
	16.917061	16.744192	-1.02%	2,931,156	2007
	14.586411	16.917061	15.98%	3,444,606	2006
	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001
	15.291612	13.539187	-11.46%	7,018,117	2000
	13.081019	15.291612	16.90%	5,320,425	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	20.044256	10.954506	-45.35%	1,328,178	2008
	17.142206	20.044256	16.93%	1,688,861	2007
	13.842077	17.142206	23.84%	2,054,339	2006
	12.339005	13.842077	12.18%	2,681,038	2005
	10.839623	12.339005	13.83%	3,301,274	2004
	8.789250	10.839623	23.33%	3,901,749	2003
	11.143861	8.789250	-21.13%	4,884,295	2002
	15.886136	11.143861	-29.85%	6,836,811	2001
	19.282175	15.886136	-17.61%	7,422,625	2000
	11.866841	19.282175	62.49%	5,138,722	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.389265	10.050021	-45.35%	931,736	2008
	15.726828	18.389265	16.93%	1,227,439	2007
	12.699179	15.726828	23.84%	1,369,713	2006
	11.335610	12.699179	12.03%	1,614,885	2005
	9.944610	11.335610	13.99%	1,802,117	2004
	8.063541	9.944610	23.33%	1,669,705	2003
	10.000000	8.063541	-19.36%	1,167,737	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.724193	8.035950	-25.07%	494,309	2008
	11.083121	10.724193	-3.24%	384,408	2007
	10.000000	11.083121	10.83%	261,576	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.588229	7.296442	-42.04%	201,399	2008
	10.502404	12.588229	19.86%	361,233	2007
	10.961970	10.502404	-4.19%	278,928	2006
	10.832229	10.961970	1.20%	525,286	2005
	9.881229	10.832229	9.62%	467,426	2004
	7.987225	9.881229	23.71%	350,280	2003
	10.000000	7.987225	-20.13%	79,386	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.746458	14.321547	-27.47%	4,275,059	2008
	21.016797	19.746458	-6.04%	5,146,998	2007
	17.882188	21.016797	17.53%	6,172,834	2006
	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001
	10.498316	12.285793	17.03%	3,301,779	2000
	10.689857	10.498316	-1.79%	1,971,574	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.243071	6.739091	-49.11%	311,077	2008
	9.566085	13.243071	38.44%	821,369	2007
	10.000000	9.566085	-4.34%	16,125	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.802815	11.504963	-2.52%	2,068,283	2008
	10.883351	11.802815	8.45%	1,364,541	2007
	10.815767	10.883351	0.62%	1,172,362	2006
	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.419392	8.211211	-38.81%	15,725	2008
	13.274409	13.419392	1.09%	14,738	2007
	11.580298	13.274409	14.63%	16,474	2006
	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.175748	8.165616	-38.03%	64,167	2008
	14.132268	13.175748	-6.77%	78,272	2007
	11.763706	14.132268	20.13%	79,577	2006
	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	20.222657	9.658268	-52.24%	39,790	2008
	15.122417	20.222657	33.73%	47,557	2007
	14.784866	15.122417	2.28%	58,051	2006
	13.049684	14.784866	13.30%	60,622	2005
	11.241850	13.049684	16.08%	65,031	2004
	8.310650	11.241850	35.27%	54,541	2003
	10.488163	8.310650	-20.76%	24,080	2002
	10.000000	10.488163	4.88%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	15.899945	9.286264	-41.60%	186,420	2008
	13.768263	15.899945	15.48%	225,591	2007
	11.714735	13.768263	17.53%	312,819	2006
	10.070561	11.714735	16.33%	404,860	2005
	8.860816	10.070561	13.65%	523,771	2004
	6.721516	8.860816	31.83%	609,977	2003
	8.472446	6.721516	-20.67%	774,988	2002
	11.005780	8.472446	-23.02%	1,117,390	2001
	14.993656	11.005780	-26.60%	1,280,898	2000
	9.865775	14.993656	51.98%	1,574,730	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	13.068568	6.892453	-47.26%	84,958	2008
	13.738166	13.068568	-4.87%	111,230	2007
	12.251783	13.738166	12.13%	134,413	2006
	10.649661	12.251783	15.04%	181,895	2005
	9.112489	10.649661	16.87%	231,522	2004
	6.230502	9.112489	46.26%	279,524	2003
	9.553561	6.230502	-34.78%	355,633	2002
	13.516337	9.553561	-29.32%	532,495	2001
	16.833540	13.516337	-19.71%	664,992	2000
	10.394476	16.833540	61.95%	753,471	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.388397	10.990662	-36.79%	200,356	2008
	17.248001	17.388397	0.81%	248,657	2007
	14.589813	17.248001	18.22%	338,373	2006
	13.620192	14.589813	7.12%	434,001	2005
	12.349908	13.620192	10.29%	544,633	2004
	9.961544	12.349908	23.98%	596,361	2003
	13.077460	9.961544	-23.83%	697,377	2002
	13.079940	13.077460	-0.02%	822,031	2001
	12.124398	13.079940	7.88%	808,299	2000
	11.521372	12.124398	5.23%	826,064	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.882353	10.183859	-31.57%	1,181,554	2008
	15.124914	14.882353	-1.60%	866,204	2007
	13.346255	15.124914	13.33%	1,009,375	2006
	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	12.429562	8.073183	-35.05%	1,741,086	2008
	11.642959	12.429562	6.76%	2,192,698	2007
	10.763956	11.642959	8.17%	2,572,597	2006
	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001
	16.794438	14.800297	-11.87%	425,730	2000
	13.034607	16.794438	28.84%	4,588,496	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	16.253957	10.119785	-37.74%	11,845,450	2008
	15.591338	16.253957	4.25%	14,529,354	2007
	13.628340	15.591338	14.40%	17,244,709	2006
	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001
	15.692141	14.101205	-10.14%	36,569,247	2000
	13.135997	15.692141	19.46%	29,064,270	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	16.822151	11.738307	-30.22%	1,658,742	2008
	15.853607	16.822151	6.11%	2,000,724	2007
	13.741095	15.853607	15.37%	2,459,480	2006
	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001
	14.595134	14.363060	-1.59%	5,495,982	2000
	13.220513	14.595134	10.40%	5,518,293	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.661228	7.208202	-38.19%	7,987	2008
	13.237727	11.661228	-11.91%	8,455	2007
	12.878795	13.237727	2.79%	6,673	2006
	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.476865	12.091747	-37.92%	5,322	2008
	18.880452	19.476865	3.16%	6,126	2007
	15.547645	18.880452	21.44%	6,581	2006
	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.079115	9.897167	-1.81%	134,132	2008
	10.329686	10.079115	-2.43%	33,024	2007
	10.000000	10.329686	3.30%	18,113	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.284699	13.117837	-8.17%	3,692,418	2008
	13.685663	14.284699	4.38%	4,463,099	2007
	13.265501	13.685663	3.17%	4,856,315	2006
	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001
	9.806807	10.729245	9.41%	1,638,098	2000
	10.000000	9.806807	-1.93%	347,680	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	24.517023	13.935519	-43.16%	8,493,356	2008
	21.065302	24.517023	16.39%	10,666,310	2007
	19.058055	21.065302	10.53%	11,648,561	2006
	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001
	15.755094	14.558242	-7.60%	16,830,929	2000
	12.812355	15.755094	22.97%	13,447,724	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.557931	6.122950	-54.84%	1,194,207	2008
	9.398800	13.557931	44.25%	994,326	2007
	10.000000	9.398800	-6.01%	396,724	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.751389	10.073962	-43.25%	8,906,341	2008
	17.672051	17.751389	0.45%	11,229,164	2007
	14.857681	17.672051	18.94%	12,664,083	2006
	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001
	12.021290	12.896641	7.28%	15,756,237	2000
	11.422130	12.021290	5.25%	14,617,298	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.338890	8.414756	-25.79%	295,545	2008
	10.537213	11.338890	7.61%	189,261	2007
	10.000000	10.537213	5.37%	27,732	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.519520	7.677586	-33.35%	167,409	2008
	10.557260	11.519520	9.11%	145,528	2007
	10.000000	10.557260	5.57%	68,193	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.650666	7.145920	-38.67%	102,756	2008
	10.577460	11.650666	10.15%	76,760	2007
	10.000000	10.577460	5.77%	18,981	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	13.285152	5.913466	-55.49%	1,338,453	2008
	10.901275	13.285152	21.87%	1,741,744	2007
	10.451486	10.901275	4.30%	2,077,078	2006
	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001
	13.235715	10.858509	-17.96%	7,163,757	2000
	12.826216	13.235715	3.19%	7,531,248	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	17.481983	9.136775	-47.74%	6,031,171	2008
	13.912262	17.481983	25.66%	7,830,177	2007
	13.159446	13.912262	5.72%	8,331,924	2006
	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001
	18.830990	16.588646	-11.91%	21,776,437	2000
	13.848033	18.830990	35.98%	15,207,362	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007
	9.756538	10.744327	10.12%	5,694,880	2006
	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001
	10.262325	7.866679	-23.34%	9,388,222	2000
	9.586675	10.262325	7.05%	9,053,822	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.311086	10.828838	-4.26%	1,740,137	2008
	10.958641	11.311086	3.22%	2,001,394	2007
	10.607357	10.958641	3.31%	1,586,982	2006
	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.300835	6.771027	-40.08%	1,209,110	2008
	9.879737	11.300835	14.38%	1,166,412	2007
	10.000000	9.879737	-1.20%	590,919	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.574270	10.883459	-44.40%	824,298	2008
	16.861667	19.574270	16.09%	1,047,985	2007
	14.432708	16.861667	16.83%	1,260,983	2006
	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001
	15.589761	12.485012	-19.92%	4,123,737	2000
	11.047878	15.589761	41.11%	3,033,012	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.748522	10.977800	-44.41%	1,243,059	2008
	17.009083	19.748522	16.11%	1,661,370	2007
	14.558529	17.009083	16.83%	1,862,957	2006
	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	16.101307	7.786548	-51.64%	435,006	2008
	15.394529	16.101307	4.59%	554,440	2007
	13.375338	15.394529	15.10%	573,305	2006
	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.453838	7.980471	-30.32%	1,140,138	2008
	11.145580	11.453838	2.77%	1,380,236	2007
	10.000000	11.145580	11.46%	604,332	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.843856	6.531004	-33.65%	759,300	2008
	10.181083	9.843856	-3.31%	616,958	2007
	10.000000	10.181083	1.81%	467,577	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.632611	6.390682	-53.12%	214,545	2008
	10.694898	13.632611	27.47%	626,652	2007
	10.000000	10.694898	6.95%	103,519	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.431660	10.910929	-40.80%	0	2008
	16.071862	18.431660	14.68%	0	2007
	13.332710	16.071862	20.54%	0	2006
	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.444502	7.347316	-40.96%	433,439	2008
	10.883429	12.444502	14.34%	350,277	2007
	10.000000	10.883429	8.83%	146,244	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.518924	12.117643	5.20%	1,280,417	2008
	10.474393	11.518924	9.97%	924,915	2007
	10.000000	10.474393	4.74%	307,769	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.613814	-33.86%	27,914	2008*

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	14.498321	9.591663	-33.84%	400,186	2008
	14.287585	14.498321	1.47%	620,568	2007
	12.345283	14.287585	15.73%	761,128	2006
	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.944469	6.588604	-44.84%	5,143,244	2008
	8.826170	11.944469	35.33%	6,088,011	2007
	8.166150	8.826170	8.08%	4,710,519	2006
	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001
	10.000000	8.164119	-18.36%	9,411,277	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.872056	2.703756	-44.50%	1,996,954	2008
	4.041990	4.872056	20.54%	2,558,198	2007
	3.784405	4.041990	6.81%	2,238,780	2006
	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001
	10.000000	6.524649	-34.75%	8,158,988	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.713725	8.176468	-44.43%	307,268	2008
	12.201282	14.713725	20.59%	388,663	2007
	11.411879	12.201282	6.92%	296,146	2006
	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	18.021482	11.380939	-36.85%	57,584	2008
	17.143934	18.021482	5.12%	41,783	2007
	15.625226	17.143934	9.72%	52,982	2006
	14.222666	15.625226	9.86%	115,576	2005
	12.224157	14.222666	16.35%	139,352	2004
	10.000000	12.224157	22.24%	44,115	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.243848	8.159176	-52.68%	2,286,059	2008
	13.599656	17.243848	26.80%	2,954,089	2007
	9.363535	13.599656	45.24%	2,603,441	2006
	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001
	10.000000	8.200976	-17.99%	7,884,779	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	29.304757	13.871471	-52.66%	1,285,412	2008
	23.101859	29.304757	26.85%	1,673,535	2007
	15.898684	23.101859	45.31%	1,539,290	2006
	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.818795	7.873436	-33.38%	1,259,451	2008
	11.090588	11.818795	6.57%	1,225,913	2007
	10.000000	11.090588	10.91%	1,147,324	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	21.317462	13.250365	-37.84%	967,817	2008
	20.042341	21.317462	6.36%	1,209,222	2007
	17.846700	20.042341	12.30%	1,371,564	2006
	16.622537	17.846700	7.36%	1,745,279	2005
	14.490354	16.622537	14.71%	2,075,453	2004
	11.102807	14.490354	30.51%	2,353,955	2003
	15.240204	11.102807	-27.15%	2,518,130	2002
	15.622790	15.240204	-2.45%	2,623,003	2001
	15.595438	15.622790	0.18%	2,192,932	2000
	13.699229	15.595438	13.84%	1,895,804	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.614096	5.631114	-46.95%	77,142	2008
	10.382830	10.614096	2.23%	341,399	2007
	10.000000	10.382830	3.83%	147,359	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	26.748295	15.003597	-43.91%	1,470,697	2008
	22.040790	26.748295	21.36%	1,887,234	2007
	19.400808	22.040790	13.61%	1,959,509	2006
	17.220054	19.400808	12.66%	2,488,706	2005
	14.947554	17.220054	15.20%	2,947,027	2004
	11.783165	14.947554	26.86%	3,163,789	2003
	16.835942	11.783165	-30.01%	3,515,602	2002
	22.558120	16.835942	-25.37%	4,276,999	2001
	24.609353	22.558120	-8.34%	4,352,721	2000
	16.144809	24.609353	52.43%	2,061,773	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.809963	8.398016	-52.85%	1,902,701	2008
	16.446306	17.809963	8.29%	2,423,906	2007
	14.792837	16.446306	11.18%	3,014,694	2006
	12.651265	14.792837	16.93%	4,085,352	2005
	10.735486	12.651265	17.85%	3,766,418	2004
	8.023166	10.735486	33.81%	3,916,619	2003
	10.678223	8.023166	-24.86%	4,122,416	2002
	11.094953	10.678223	-3.76%	4,749,437	2001
	11.122733	11.094953	-0.25%	5,060,822	2000
	10.458607	11.122733	6.35%	6,033,798	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.415128	5.576076	-46.46%	207,168	2008
	10.203977	10.415128	2.07%	237,671	2007
	10.000000	10.203977	2.04%	237,971	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.781825	9.245267	-14.25%	939,465	2008
	10.390037	10.781825	3.77%	1,274,548	2007
	10.066440	10.390037	3.21%	1,237,875	2006
	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.712619	5.822780	-40.05%	23,613	2008
	9.756048	9.712619	-0.45%	13,497	2007
	10.000000	9.756048	-2.44%	9,372	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.372410	8.620739	-40.02%	105,326	2008
	13.484384	14.372410	6.59%	374,490	2007
	11.972775	13.484384	12.63%	238,616	2006
	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.028289	7.670922	-30.44%	1,132,632	2008
	10.490389	11.028289	5.13%	1,064,813	2007
	10.000000	10.490389	4.90%	440,669	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.681685	9.535719	-10.73%	794,864	2008
	10.472392	10.681685	2.00%	985,203	2007
	10.000000	10.472392	4.72%	436,457	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.203617	7.417275	-39.22%	750,084	2008
	10.773700	12.203617	13.27%	676,256	2007
	10.000000	10.773700	7.74%	378,992	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.414370	6.307117	-44.74%	1,105,922	2008
	10.299018	11.414370	10.83%	794,104	2007
	10.000000	10.299018	2.99%	388,040	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.829384	6.030005	-38.65%	343,229	2008
	10.000000	9.829384	-1.71%	148,602	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.721095	11.213252	-28.67%	1,067,837	2008
	15.390286	15.721095	2.15%	1,414,000	2007
	14.047948	15.390286	9.56%	1,863,390	2006
	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001
	10.938415	9.938283	-9.14%	2,338,128	2000
	10.701912	10.938415	2.21%	2,207,614	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.725142	8.350489	-28.78%	1,012,373	2008
	11.474698	11.725142	2.18%	1,113,400	2007
	10.474309	11.474698	9.55%	982,241	2006
	10.000000	10.474309	4.74%	745,571	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	34.424173	14.401657	-58.16%	33,828	2008
	23.874248	34.424173	44.19%	53,588	2007
	17.629332	23.874248	35.42%	71,673	2006
	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001
	10.000000	8.692251	-13.08%	4,778	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.758812	15.771389	-58.23%	868,769	2008
	26.192444	37.758812	44.16%	1,349,728	2007
	19.351540	26.192444	35.35%	1,237,117	2006
	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.590165	14.349175	-33.54%	315,062	2008
	18.106149	21.590165	19.24%	371,899	2007
	13.285090	18.106149	36.29%	509,984	2006
	12.596127	13.285090	5.47%	403,467	2005
	9.786210	12.596127	28.71%	459,406	2004
	7.956800	9.786210	22.99%	57,699	2003
	10.000000	7.956800	-20.43%	25,519	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.935049	8.514172	-46.57%	25,909	2008
	12.653726	15.935049	25.93%	24,020	2007
	9.607565	12.653726	31.71%	27,504	2006
	7.449087	9.607565	28.98%	39,845	2005
	6.585740	7.449087	13.11%	44,344	2004
	4.902449	6.585740	34.34%	55,034	2003
	6.521536	4.902449	-24.83%	67,062	2002
	9.228501	6.521536	-29.33%	69,796	2001
	10.000000	9.228501	-7.71%	906	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	25.278439	13.510616	-46.55%	509,655	2008
	20.072670	25.278439	25.93%	691,997	2007
	15.242174	20.072670	31.69%	590,272	2006
	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	20.246054	11.161413	-44.87%	298,898	2008
	17.048693	20.246054	18.75%	361,387	2007
	13.672992	17.048693	24.69%	461,793	2006
	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001
	14.515197	12.606419	-13.15%	1,556,485	2000
	11.921445	14.515197	21.76%	1,252,462	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	27.264535	15.034610	-44.86%	124,673	2008
	22.950708	27.264535	18.80%	196,624	2007
	18.416599	22.950708	24.62%	193,505	2006
	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.149362	-48.51%	4,995	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.139089	-38.61%	501,132	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.372240	-36.28%	50,137	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.938247	-20.62%	64,965	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.214380	-27.86%	70,150	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.091244	-9.09%	157,876	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.573033	-24.27%	197,967	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.850462	-31.50%	81,188	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.319130	-16.81%	80,414	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.882105	-1.18%	37,530	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.866034	-1.34%	18,453	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.106221	10.178799	-46.73%	151,221	2008
	19.509308	19.106221	-2.07%	131,888	2007
	16.367354	19.509308	19.20%	142,424	2006
	14.863501	16.367354	10.12%	196,069	2005
	12.388657	14.863501	19.98%	185,770	2004
	8.841677	12.388657	40.12%	143,894	2003
	10.000000	8.841677	-11.58%	114,271	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.820940	16.880335	6.70%	8,464,151	2008
	14.906445	15.820940	6.13%	9,350,766	2007
	14.562456	14.906445	2.36%	9,949,714	2006
	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001
	10.583479	11.797971	11.48%	12,064,797	2000
	10.941842	10.583479	-3.28%	11,399,244	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	9.342938	5.672153	-39.29%	2,008,846	2008
	7.890812	9.342938	18.40%	2,616,604	2007
	7.503486	7.890812	5.16%	3,235,450	2006
	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001
	13.808913	10.049026	-27.23%	11,687,235	2000
	13.369463	13.808913	3.29%	13,477,152	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	15.010561	11.116329	-25.94%	452,619	2008
	13.384839	15.010561	12.15%	374,598	2007
	13.157317	13.384839	1.73%	424,896	2006
	12.251150	13.157317	7.40%	619,990	2005
	11.469046	12.251150	6.82%	526,290	2004
	8.465900	11.469046	35.47%	445,077	2003
	10.000000	8.465900	-15.34%	238,287	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.802629	6.652935	-43.63%	150,701	2008
	10.893665	11.802629	8.34%	175,734	2007
	10.000000	10.893665	8.94%	33,638	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.395396	11.538170	-6.92%	1,602,433	2008
	11.875877	12.395396	4.37%	1,642,331	2007
	11.293349	11.875877	5.16%	1,861,688	2006
	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.313383	11.203036	-15.85%	2,332,755	2008
	12.697763	13.313383	4.85%	2,642,014	2007
	11.823364	12.697763	7.40%	2,693,910	2006
	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.077055	10.709012	-23.93%	5,702,615	2008
	13.451529	14.077055	4.65%	6,947,994	2007
	12.195622	13.451529	10.30%	6,956,120	2006
	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.171662	10.310131	-32.04%	2,775,219	2008
	14.430448	15.171662	5.14%	3,259,531	2007
	12.719036	14.430448	13.46%	3,293,958	2006
	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.822149	9.897697	-37.44%	1,031,280	2008
	15.076422	15.822149	4.95%	1,057,590	2007
	13.023752	15.076422	15.76%	1,131,961	2006
	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.094306	15.163130	-37.07%	2,260,394	2008
	22.616912	24.094306	6.53%	2,818,589	2007
	20.778390	22.616912	8.85%	3,242,066	2006
	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001
	13.078919	14.925432	14.12%	1,946,950	2000
	10.919701	13.078919	19.77%	554,181	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.819495	12.958480	1.08%	17,845,237	2008
	12.351169	12.819495	3.79%	14,728,755	2007
	11.928894	12.351169	3.54%	12,393,860	2006
	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001
	10.909142	11.457292	5.02%	16,687,257	2000
	10.504509	10.909142	3.85%	16,274,387	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.101310	-38.99%	224,767	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.653780	12.041874	-46.84%	605,222	2008
	22.220846	22.653780	1.95%	938,855	2007
	18.276200	22.220846	21.58%	1,197,308	2006
	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.324050	-36.76%	6,389	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.308238	-36.92%	6,708	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.239729	-37.60%	90,268	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.714877	-32.85%	160,843	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.546430	9.311984	-46.93%	863,542	2008
	16.141772	17.546430	8.70%	1,039,808	2007
	15.789781	16.141772	2.23%	1,099,025	2006
	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001
	20.372476	16.916678	-16.96%	1,026,407	2000
	10.000000	20.372476	103.72%	292,996	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.810015	16.000908	-32.80%	2,607,695	2008
	25.819700	23.810015	-7.78%	3,244,461	2007
	22.223413	25.819700	16.18%	4,127,368	2006
	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001
	11.943543	13.155704	10.15%	4,814,143	2000
	9.432351	11.943543	26.62%	3,199,322	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	23.030094	14.099731	-38.78%	3,092,791	2008
	22.766758	23.030094	1.16%	3,887,841	2007
	20.514856	22.766758	10.98%	4,475,815	2006
	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001
	13.720318	14.799910	7.87%	6,380,063	2000
	9.617964	13.720318	42.65%	3,791,895	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.095538	12.366694	-18.08%	2,169,528	2008
	14.567404	15.095538	3.63%	2,881,698	2007
	14.028046	14.567404	3.84%	3,028,617	2006
	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001
	10.313452	10.793620	4.66%	3,659,345	2000
	10.252876	10.313452	0.59%	2,943,427	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.500260	8.972924	-42.11%	6,028,280	2008
	14.466205	15.500260	7.15%	7,636,180	2007
	12.852978	14.466205	12.55%	9,584,432	2006
	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001
	12.689484	12.303050	-3.05%	21,604,237	2000
	11.979444	12.689484	5.93%	21,177,608	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.607713	9.226447	-50.42%	251,371	2008
	16.840731	18.607713	10.49%	335,752	2007
	14.641162	16.840731	15.02%	343,816	2006
	13.400893	14.641162	9.26%	297,929	2005
	11.391109	13.400893	17.64%	122,336	2004
	9.156690	11.391109	24.40%	112,002	2003
	10.000000	9.156690	-8.43%	126,652	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.880242	-1.20%	53,151	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.957827	2.016096	-49.06%	119,097	2008
	3.327388	3.957827	18.95%	127,888	2007
	3.021725	3.327388	10.12%	129,601	2006
	3.066472	3.021725	-1.46%	167,181	2005
	2.967876	3.066472	3.32%	214,117	2004
	1.930212	2.967876	53.76%	303,309	2003
	3.405832	1.930212	-43.33%	409,418	2002
	6.003728	3.405832	-43.27%	654,321	2001
	10.000000	6.003728	-39.96%	273,699	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.639134	7.454781	-49.08%	160,073	2008
	12.297868	14.639134	19.04%	365,164	2007
	11.176829	12.297868	10.03%	298,011	2006
	11.341890	11.176829	-1.46%	250,317	2005
	10.980873	11.341890	3.29%	324,818	2004
	7.143608	10.980873	53.72%	399,761	2003
	10.000000	7.143608	-28.56%	205,745	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.781007	9.763774	-41.82%	229,793	2008
	13.838553	16.781007	21.26%	268,979	2007
	14.011212	13.838553	-1.23%	335,831	2006
	12.630767	14.011212	10.93%	526,041	2005
	11.340477	12.630767	11.38%	465,822	2004
	7.512774	11.340477	50.95%	638,562	2003
	10.000000	7.512774	-24.87%	139,418	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.513164	8.433508	-37.59%	1,090,581	2008
	13.952782	13.513164	-3.15%	1,286,676	2007
	12.153202	13.952782	14.81%	1,404,623	2006
	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001
	13.600816	12.041215	-11.47%	1,349,271	2000
	11.588459	13.600816	17.37%	943,926	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.610694	-43.89%	40,223	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.151705	9.795233	-46.04%	4,136,538	2008
	16.055075	18.151705	13.06%	5,146,450	2007
	15.015195	16.055075	6.93%	6,102,687	2006
	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001
	16.935851	16.737106	-1.17%	9,380,540	2000
	12.070167	16.935851	40.31%	4,954,549	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.414057	13.869768	-40.76%	2,023,282	2008
	22.230932	23.414057	5.32%	2,456,294	2007
	19.070302	22.230932	16.57%	2,732,533	2006
	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.894211	8.823716	-40.76%	2,192,893	2008
	14.144065	14.894211	5.30%	2,742,511	2007
	12.132822	14.144065	16.58%	3,103,824	2006
	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001
	10.000000	9.537743	-4.62%	1,256,646	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.599559	2.007059	-79.09%	64,690	2008
	10.000000	9.599559	-4.00%	21,084	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.429741	2.203267	-78.88%	18,609	2008
	10.541031	10.429741	-1.06%	45,479	2007
	10.000000	10.541031	5.41%	31,514	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.963369	8.509930	-39.06%	4,546,488	2008
	13.500759	13.963369	3.43%	5,801,676	2007
	11.849489	13.500759	13.94%	6,074,336	2006
	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001
	12.826564	11.590413	-9.64%	9,160,618	2000
	10.639805	12.826564	20.55%	5,313,570	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.815165	6.044111	-38.42%	329,096	2008
	10.031176	9.815165	-2.15%	370,153	2007
	10.000000	10.031176	0.31%	216,180	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	14.567661	7.349138	-49.55%	2,288,993	2008
	13.832247	14.567661	5.32%	2,863,301	2007
	13.563650	13.832247	1.98%	3,270,888	2006
	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001
	19.295630	16.965058	-12.08%	8,632,368	2000
	10.609896	19.295630	81.86%	3,681,008	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.126839	10.246955	-7.91%	0	2008
	10.153242	11.126839	9.59%	0	2007
	10.000000	10.153242	1.53%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.201860	11.622341	3.75%	0	2008
	10.400566	11.201860	7.70%	0	2007
	10.000000	10.400566	4.01%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.354550	6.380097	-43.81%	0	2008
	11.025484	11.354550	2.98%	0	2007
	10.000000	11.025484	10.25%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.547583	7.657583	-38.97%	0	2008
	11.634830	12.547583	7.85%	0	2007
	10.000000	11.634830	16.35%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.176796	5.456855	-40.54%	0	2008
	10.344132	9.176796	-11.29%	0	2007
	10.000000	10.344132	3.44%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.590356	8.357628	-27.89%	0	2008
	11.035796	11.590356	5.03%	0	2007
	10.000000	11.035796	10.36%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.628450	7.091970	-39.01%	0	2008
	11.419071	11.628450	1.83%	0	2007
	10.000000	11.419071	14.19%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.718264	7.433630	-30.65%	0	2008
	10.601568	10.718264	1.10%	0	2007
	10.000000	10.601568	6.02%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.825693	7.193633	-39.17%	0	2008
	10.829485	11.825693	9.20%	0	2007
	10.000000	10.829485	8.29%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.872144	7.703510	-29.14%	0	2008
	10.776560	10.872144	0.89%	0	2007
	10.000000	10.776560	7.77%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.848959	5.671114	-47.73%	0	2008
	10.372284	10.848959	4.60%	0	2007
	10.000000	10.372284	3.72%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.079993	6.282955	-37.67%	0	2008
	10.847707	10.079993	-7.08%	0	2007
	10.000000	10.847707	8.48%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.782866	6.693113	-43.20%	995,163	2008
	10.575676	11.782866	11.41%	1,161,572	2007
	10.000000	10.575676	5.76%	989,180	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.249496	7.101611	-36.87%	566,975	2008
	11.023977	11.249496	2.05%	610,583	2007
	10.000000	11.023977	10.24%	358,182	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.710559	10.747313	0.34%	662,878	2008
	10.276614	10.710559	4.22%	251,222	2007
	10.000000	10.276614	2.77%	138,028	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.898298	9.693185	-11.06%	298,563	2008
	10.434386	10.898298	4.45%	304,666	2007
	10.000000	10.434386	4.34%	90,211	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.932715	18.470745	-15.78%	239,807	2008
	20.786417	21.932715	5.51%	332,017	2007
	18.938505	20.786417	9.76%	451,655	2006
	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001
	9.477539	10.456971	10.33%	638,919	2000
	7.395794	9.477539	28.15%	388,657	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.498754	10.146129	-45.15%	0	2008
	16.299078	18.498754	13.50%	0	2007
	13.149887	16.299078	23.95%	0	2006
	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.675982	5.629157	-47.27%	391,050	2008
	8.787225	10.675982	21.49%	480,956	2007
	8.118311	8.787225	8.24%	522,503	2006
	6.971218	8.118311	16.45%	843,086	2005
	5.788043	6.971218	20.44%	722,785	2004
	4.121971	5.788043	40.42%	487,543	2003
	6.045067	4.121971	-31.81%	362,853	2002
	8.634485	6.045067	-29.99%	269,702	2001
	10.000000	8.634485	-13.66%	108,847	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.148278	17.315040	-38.49%	1,935,868	2008
	34.270022	28.148278	-17.86%	2,477,648	2007
	25.062478	34.270022	36.74%	3,331,389	2006
	21.616198	25.062478	15.94%	3,865,127	2005
	16.000151	21.616198	35.10%	4,566,599	2004
	11.746967	16.000151	36.21%	4,416,801	2003
	11.953729	11.746967	-1.73%	4,447,454	2002
	10.987658	11.953729	8.79%	3,233,706	2001
	10.561250	10.987658	4.04%	2,318,276	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	31.110609	10.861853	-65.09%	262,750	2008
	22.833014	31.110609	36.25%	470,038	2007
	16.520190	22.833014	38.21%	432,605	2006
	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	28.815023	10.052063	-65.12%	449,545	2008
	21.140699	28.815023	36.30%	580,679	2007
	15.300434	21.140699	38.17%	713,141	2006
	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001
	11.409292	6.569856	-42.42%	1,926,318	2000
	5.751082	11.409292	98.38%	1,647,464	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.345665	17.803181	-46.61%	408,659	2008
	23.166285	33.345665	43.94%	546,317	2007
	18.779824	23.166285	23.36%	542,563	2006
	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	32.626096	17.409995	-46.64%	274,287	2008
	22.661928	32.626096	43.97%	436,085	2007
	18.377588	22.661928	23.31%	542,407	2006
	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001
	7.358645	8.120188	10.35%	466,988	2000
	6.139717	7.358645	19.85%	415,476	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.327086	8.817241	-38.46%	48,976	2008
	13.155968	14.327086	8.90%	53,869	2007
	11.683398	13.155968	12.60%	39,739	2006
	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001
	10.000000	9.913591	-0.86%	19,927	2000*

Wells Fargo Advantage Funds Variable Trust - VT Opportunity Fund - Q/NQ	13.526823	8.025771	-40.67%	2,265,750	2008
	12.807680	13.526823	5.61%	2,687,413	2007
	11.522296	12.807680	11.16%	3,110,189	2006
	10.782336	11.522296	6.86%	3,945,723	2005
	9.207993	10.782336	17.10%	4,685,249	2004
	6.785241	9.207993	35.71%	4,894,257	2003
	9.360871	6.785241	-27.51%	4,997,088	2002
	9.814649	9.360871	-4.62%	3,579,910	2001
	10.000000	9.814649	-1.85%	752,001	2000*

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.650374	7.113889	-38.94%	0	2008
	11.514997	11.650374	1.18%	0	2007
	10.520752	11.514997	9.45%	0	2006
	10.093033	10.520752	4.24%	0	2005
	9.481895	10.093033	6.45%	0	2004
	8.230865	9.481895	15.20%	0	2003
	10.029008	8.230865	-17.93%	0	2002
	10.000000	10.029008	0.29%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.699235	5.094415	-52.39%	14,790	2008
	10.662476	10.699235	0.34%	24,381	2007
	10.000000	10.662476	6.62%	25,183	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	13.135544	7.478184	-43.07%	0	2008
	11.845814	13.135544	10.89%	0	2007
	11.256011	11.845814	5.24%	0	2006
	10.446343	11.256011	7.75%	0	2005
	9.896133	10.446343	5.56%	0	2004
	7.717742	9.896133	28.23%	0	2003
	10.305911	7.717742	-25.11%	0	2002
	10.000000	10.305911	3.06%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.949425	6.219204	-43.20%	4,497	2008
	9.899164	10.949425	10.61%	3,322	2007
	10.000000	9.899164	-1.01%	3,691	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.054937	5.786381	-47.66%	18,361	2008
	10.101663	11.054937	9.44%	29,272	2007
	10.000000	10.101663	1.02%	15,036	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.244219	9.851133	-30.84%	0	2008
	13.308664	14.244219	7.03%	0	2007
	11.518800	13.308664	15.54%	0	2006
	11.047927	11.518800	4.26%	0	2005
	10.241019	11.047927	7.88%	0	2004
	8.314072	10.241019	23.18%	0	2003
	9.948348	8.314072	-16.43%	0	2002
	10.000000	9.948348	-0.52%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.842707	8.368756	-29.33%	0	2008
	10.695063	11.842707	10.73%	0	2007
	10.000000	10.695063	6.95%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.944580	6.545457	-45.20%	0	2008
	12.773423	11.944580	-6.49%	0	2007
	10.000000	12.773423	27.73%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.666092	12.787923	-40.98%	0	2008
	19.077892	21.666092	13.57%	0	2007
	15.027274	19.077892	26.96%	0	2006
	12.871081	15.027274	16.75%	0	2005
	10.484286	12.871081	22.77%	0	2004
	8.205436	10.484286	27.77%	0	2003
	10.000000	8.205436	-17.95%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.715602	7.157647	-38.91%	0	2008
	10.233667	11.715602	14.48%	0	2007
	10.000000	10.233667	2.34%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.212785	-37.87%	23,245	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	16.658540	10.787804	-35.24%	854,239	2008
	16.839075	16.658540	-1.07%	1,144,486	2007
	14.526481	16.839075	15.92%	1,346,985	2006
	14.023379	14.526481	3.59%	1,952,144	2005
	12.536211	14.023379	11.86%	2,450,268	2004
	9.789295	12.536211	28.06%	2,870,227	2003
	12.263892	9.789295	-20.18%	2,995,603	2002
	13.517671	12.263892	-9.28%	3,609,010	2001
	15.274980	13.517671	-11.50%	3,900,358	2000
	13.073386	15.274980	16.84%	3,184,164	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.941737	10.892961	-45.38%	679,006	2008
	17.063191	19.941737	16.87%	866,486	2007
	13.785209	17.063191	23.78%	973,100	2006
	12.294499	13.785209	12.13%	1,331,191	2005
	10.805969	12.294499	13.78%	1,651,858	2004
	8.766386	10.805969	23.27%	1,894,726	2003
	11.120489	8.766386	-21.17%	2,319,703	2002
	15.860876	11.120489	-29.89%	3,422,162	2001
	19.261196	15.860876	-17.65%	3,986,673	2000
	11.859906	19.261196	62.41%	3,070,187	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.336750	10.016248	-45.38%	272,109	2008
	15.689874	18.336750	16.87%	348,118	2007
	12.675713	15.689874	23.78%	371,209	2006
	11.320357	12.675713	11.97%	459,605	2005
	9.936249	11.320357	13.93%	493,076	2004
	8.060814	9.936249	23.27%	473,959	2003
	10.000000	8.060814	-19.39%	409,249	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.715161	8.025125	-25.10%	118,703	2008
	11.079409	10.715161	-3.29%	81,270	2007
	10.000000	11.079409	10.79%	45,763	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.552297	7.271935	-42.07%	40,414	2008
	10.477727	12.552297	19.80%	72,027	2007
	10.941713	10.477727	-4.24%	70,867	2006
	10.817660	10.941713	1.15%	143,689	2005
	9.872910	10.817660	9.57%	100,915	2004
	7.984527	9.872910	23.65%	97,864	2003
	10.000000	7.984527	-20.15%	11,578	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.645444	14.241082	-27.51%	1,311,298	2008
	20.919910	19.645444	-6.09%	1,669,247	2007
	17.808703	20.919910	17.47%	1,874,590	2006
	17.125994	17.808703	3.99%	2,354,168	2005
	15.130293	17.125994	13.19%	2,790,819	2004
	11.851086	15.130293	27.67%	2,731,753	2003
	13.699855	11.851086	-13.49%	2,839,015	2002
	12.266234	13.699855	11.69%	3,027,310	2001
	10.486868	12.266234	16.97%	1,348,126	2000
	10.683601	10.486868	-1.84%	1,720,712	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.231930	6.730014	-49.14%	96,156	2008
	9.562882	13.231930	38.37%	374,210	2007
	10.000000	9.562882	-4.37%	6,212	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.775007	11.472061	-2.57%	544,881	2008
	10.863225	11.775007	8.39%	403,250	2007
	10.801203	10.863225	0.57%	315,130	2006
	10.742140	10.801203	0.55%	481,066	2005
	10.254768	10.742140	4.75%	402,445	2004
	10.000000	10.254768	2.55%	126,658	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.377938	8.181694	-38.84%	0	2008
	13.240122	13.377938	1.04%	0	2007
	11.556207	13.240122	14.57%	0	2006
	10.932716	11.556207	5.70%	0	2005
	9.867820	10.932716	10.79%	0	2004
	7.943758	9.867820	24.22%	0	2003
	10.189859	7.943758	-20.04%	0	2002
	10.000000	10.189859	1.90%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.135107	8.136302	-38.06%	0	2008
	14.095822	13.135107	-6.82%	0	2007
	11.739277	14.095822	20.07%	0	2006
	11.091648	11.739277	5.84%	0	2005
	9.899311	11.091648	12.04%	0	2004
	8.088723	9.899311	22.38%	0	2003
	10.167850	8.088723	-20.45%	0	2002
	10.000000	10.167850	1.68%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	20.160211	9.623564	-52.26%	0	2008
	15.083375	20.160211	33.66%	0	2007
	14.754124	15.083375	2.23%	0	2006
	13.029104	14.754124	13.24%	0	2005
	11.229795	13.029104	16.02%	0	2004
	8.305934	11.229795	35.20%	0	2003
	10.487509	8.305934	-20.80%	0	2002
	10.000000	10.487509	4.88%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	15.818535	9.234043	-41.63%	100,745	2008
	13.704725	15.818535	15.42%	132,828	2007
	11.666551	13.704725	17.47%	166,621	2006
	10.034190	11.666551	16.27%	206,016	2005
	8.833282	10.034190	13.60%	269,976	2004
	6.704011	8.833282	31.76%	305,608	2003
	8.454665	6.704011	-20.71%	360,338	2002
	10.988262	8.454665	-23.06%	477,214	2001
	14.977312	10.988262	-26.63%	560,126	2000
	9.860001	14.977312	51.90%	1,439,936	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	13.001743	6.853728	-47.29%	27,509	2008
	13.674862	13.001743	-4.92%	40,337	2007
	12.201469	13.674862	12.08%	47,926	2006
	10.611257	12.201469	14.99%	66,237	2005
	9.084216	10.611257	16.81%	78,994	2004
	6.214293	9.084216	46.18%	95,467	2003
	9.533519	6.214293	-34.82%	123,611	2002
	13.494845	9.533519	-29.35%	190,519	2001
	16.815230	13.494845	-19.75%	271,329	2000
	10.388404	16.815230	61.87%	702,689	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.299439	10.928897	-36.83%	84,090	2008
	17.168467	17.299439	0.76%	111,691	2007
	14.529852	17.168467	18.16%	199,375	2006
	13.571044	14.529852	7.07%	263,457	2005
	12.311565	13.571044	10.23%	237,467	2004
	9.935618	12.311565	23.91%	278,294	2003
	13.050029	9.935618	-23.87%	319,349	2002
	13.059137	13.050029	-0.07%	411,995	2001
	12.111181	13.059137	7.83%	376,965	2000
	11.514627	12.111181	5.18%	773,149	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.839817	10.149615	-31.61%	214,304	2008
	15.089343	14.839817	-1.65%	231,924	2007
	13.321570	15.089343	13.27%	303,406	2006
	12.548120	13.321570	6.16%	506,093	2005
	10.399033	12.548120	20.67%	555,226	2004
	7.623726	10.399033	36.40%	401,148	2003
	10.000000	7.623726	-23.76%	153,935	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	12.365924	8.027789	-35.08%	793,779	2008
	11.589240	12.365924	6.70%	1,019,742	2007
	10.719703	11.589240	8.11%	1,085,958	2006
	10.449855	10.719703	2.58%	1,506,662	2005
	9.938178	10.449855	5.15%	1,942,013	2004
	7.966842	9.938178	24.74%	2,243,173	2003
	11.325725	7.966842	-29.66%	2,657,956	2002
	14.776765	11.325725	-23.35%	3,571,719	2001
	16.776156	14.776765	-11.92%	4,662,244	2000
	13.026995	16.776156	28.78%	3,943,272	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	16.170834	10.062942	-37.77%	4,958,666	2008
	15.519465	16.170834	4.20%	6,447,089	2007
	13.572349	15.519465	14.35%	7,694,863	2006
	13.094715	13.572349	3.65%	10,616,419	2005
	11.954903	13.094715	9.53%	13,496,489	2004
	9.407303	11.954903	27.08%	15,114,884	2003
	12.239498	9.407303	-23.14%	16,917,560	2002
	14.078788	12.239498	-13.06%	20,875,878	2001
	15.675065	14.078788	-10.18%	23,031,006	2000
	13.128325	15.675065	19.40%	27,473,931	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	16.736097	11.672356	-30.26%	653,525	2008
	15.780520	16.736097	6.06%	773,701	2007
	13.684628	15.780520	15.32%	1,007,219	2006
	13.242717	13.684628	3.34%	1,470,508	2005
	12.733910	13.242717	4.00%	1,826,632	2004
	10.615251	12.733910	19.96%	2,058,355	2003
	12.874440	10.615251	-17.55%	2,344,733	2002
	14.340226	12.874440	-10.22%	2,826,543	2001
	14.579248	14.340226	-1.64%	3,112,371	2000
	13.212796	14.579248	10.34%	5,024,864	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.625206	7.182300	-38.22%	0	2008
	13.203552	11.625206	-11.95%	0	2007
	12.852026	13.203552	2.74%	0	2006
	12.269723	12.852026	4.75%	0	2005
	11.131289	12.269723	10.23%	0	2004
	8.537944	11.131289	30.37%	0	2003
	10.663497	8.537944	-19.93%	0	2002
	10.000000	10.663497	6.63%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.416758	12.048329	-37.95%	0	2008
	18.831744	19.416758	3.11%	0	2007
	15.515346	18.831744	21.37%	0	2006
	14.006284	15.515346	10.77%	0	2005
	11.787546	14.006284	18.82%	0	2004
	8.731939	11.787546	34.99%	0	2003
	10.048880	8.731939	-13.11%	0	2002
	10.000000	10.048880	0.49%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.070628	9.883833	-1.85%	85,307	2008
	10.326228	10.070628	-2.48%	12,110	2007
	10.000000	10.326228	3.26%	26,984	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.222387	13.054027	-8.21%	857,243	2008
	13.632875	14.222387	4.32%	1,037,914	2007
	13.220974	13.632875	3.12%	1,023,348	2006
	13.183107	13.220974	0.29%	1,412,515	2005
	12.851070	13.183107	2.58%	1,747,328	2004
	12.404594	12.851070	3.60%	2,281,340	2003
	11.463034	12.404594	8.21%	2,829,492	2002
	10.720271	11.463034	6.93%	2,020,361	2001
	9.803523	10.720271	9.35%	789,960	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	24.391589	13.857191	-43.19%	3,493,872	2008
	20.968174	24.391589	16.33%	4,485,053	2007
	18.979726	20.968174	10.48%	4,835,676	2006
	16.406738	18.979726	15.68%	6,196,999	2005
	14.368409	16.406738	14.19%	6,913,508	2004
	11.307460	14.368409	27.07%	7,000,416	2003
	12.610214	11.307460	-10.33%	7,425,811	2002
	14.535120	12.610214	-13.24%	8,730,716	2001
	15.737973	14.535120	-7.64%	9,894,736	2000
	12.804877	15.737973	22.91%	12,170,973	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.546513	6.114694	-54.86%	390,627	2008
	9.395652	13.546513	44.18%	546,033	2007
	10.000000	9.395652	-6.04%	115,774	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.660570	10.017338	-43.28%	3,432,166	2008
	17.590563	17.660570	0.40%	4,389,580	2007
	14.796614	17.590563	18.88%	5,028,447	2006
	14.131964	14.796614	4.70%	6,662,805	2005
	12.815915	14.131964	10.27%	8,123,703	2004
	9.941078	12.815915	28.92%	8,648,735	2003
	12.097973	9.941078	-17.83%	9,117,274	2002
	12.876144	12.097973	-6.04%	10,634,687	2001
	12.008202	12.876144	7.23%	10,464,869	2000
	11.415454	12.008202	5.19%	13,751,206	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.329331	8.403407	-25.83%	99,152	2008
	10.533685	11.329331	7.55%	146,374	2007
	10.000000	10.533685	5.34%	21,141	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.509817	7.667234	-33.39%	97,946	2008
	10.553721	11.509817	9.06%	87,126	2007
	10.000000	10.553721	5.54%	50,301	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.640855	7.136287	-38.70%	26,561	2008
	10.573911	11.640855	10.09%	21,876	2007
	10.000000	10.573911	5.74%	8,880	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	13.217187	5.880224	-55.51%	729,057	2008
	10.851008	13.217187	21.81%	930,989	2007
	10.408536	10.851008	4.25%	1,263,600	2006
	9.657548	10.408536	7.78%	1,849,771	2005
	9.111830	9.657548	5.99%	2,361,921	2004
	7.098321	9.111830	28.37%	2,732,023	2003
	9.182583	7.098321	-22.70%	3,192,682	2002
	10.841223	9.182583	-15.30%	4,023,310	2001
	13.221287	10.841223	18.00%	4,836,375	2000
	12.818700	13.221287	3.14%	6,954,145	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	17.392554	9.085429	-47.76%	3,049,496	2008
	13.848111	17.392554	25.60%	4,070,351	2007
	13.105363	13.848111	5.67%	4,364,339	2006
	12.526711	13.105363	4.62%	6,002,949	2005
	12.253351	12.526711	2.23%	7,568,803	2004
	9.321332	12.253351	31.45%	8,725,871	2003
	13.489243	9.321332	-30.90%	9,566,665	2002
	16.562294	13.489243	-18.55%	12,612,374	2001
	18.810518	16.562294	-11.95%	14,646,896	2000
	13.839948	18.810518	35.91%	13,751,625	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.868496	8.062994	-25.81%	1,096,674	2008
	10.694770	10.868496	1.62%	1,460,877	2007
	9.716431	10.694770	10.07%	2,119,735	2006
	9.572782	9.716431	1.50%	2,830,993	2005
	8.833169	9.572782	8.37%	3,639,389	2004
	7.027108	8.833169	25.70%	4,258,942	2003
	6.850243	7.027108	2.58%	3,788,341	2002
	7.854169	6.850243	-12.78%	4,621,566	2001
	10.251150	7.854169	-23.38%	5,152,252	2000
	9.581067	10.251150	6.99%	8,124,720	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.819301	7.292899	-25.73%	287,147	2008
	10.000000	9.819301	-1.81%	244,462	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.284455	10.797887	-4.31%	447,820	2008
	10.938388	11.284455	3.16%	525,875	2007
	10.593078	10.938388	3.26%	514,556	2006
	10.481756	10.593078	1.06%	548,122	2005
	10.149287	10.481756	3.28%	449,880	2004
	10.000000	10.149287	1.49%	163,066	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.291310	6.761895	-40.11%	403,373	2008
	9.876427	11.291310	14.33%	383,272	2007
	10.000000	9.876427	-1.24%	145,726	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.474104	10.822284	-44.43%	426,685	2008
	16.783900	19.474104	16.03%	527,047	2007
	14.373381	16.783900	16.77%	549,360	2006
	12.203033	14.373381	17.79%	718,538	2005
	10.861317	12.203033	12.35%	869,403	2004
	7.661004	10.861317	41.77%	990,415	2003
	9.714760	7.661004	-21.14%	1,212,325	2002
	12.465168	9.714760	-22.06%	1,749,442	2001
	15.572798	12.465168	-19.96%	1,932,170	2000
	11.041416	15.572798	41.04%	2,629,108	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.692040	10.940871	-44.44%	321,053	2008
	16.969056	19.692040	16.05%	440,715	2007
	14.531594	16.969056	16.77%	467,564	2006
	12.342228	14.531594	17.74%	518,167	2005
	10.984372	12.342228	12.36%	521,771	2004
	7.745225	10.984372	41.82%	420,497	2003
	10.000000	7.745225	-22.55%	171,279	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	16.055325	7.760370	-51.66%	129,902	2008
	15.358362	16.055325	4.54%	211,371	2007
	13.350636	15.358362	15.04%	175,415	2006
	13.149209	13.350636	1.53%	286,693	2005
	11.652170	13.149209	12.85%	419,187	2004
	7.459102	11.652170	56.21%	350,248	2003
	10.000000	7.459102	-25.41%	42,313	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.444186	7.969709	-30.36%	424,860	2008
	11.141844	11.444186	2.71%	617,012	2007
	10.000000	11.141844	11.42%	285,895	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.835570	6.522202	-33.69%	220,866	2008
	10.177674	9.835570	-3.36%	188,883	2007
	10.000000	10.177674	1.78%	111,053	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.611583	-33.88%	14,415	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.621122	6.382061	-53.15%	116,679	2008
	10.691309	13.621122	27.40%	241,199	2007
	10.000000	10.691309	6.91%	43,686	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.379021	10.874258	-40.83%	0	2008
	16.034102	18.379021	14.62%	0	2007
	13.308085	16.034102	20.48%	0	2006
	12.167441	13.308085	9.37%	0	2005
	10.339038	12.167441	17.68%	0	2004
	7.878707	10.339038	31.23%	0	2003
	10.000000	7.878707	-21.21%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.434025	7.337424	-40.99%	142,360	2008
	10.879792	12.434025	14.29%	125,613	2007
	10.000000	10.879792	8.80%	49,490	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.509223	12.101330	5.14%	364,770	2008
	10.470883	11.509223	9.92%	320,817	2007
	10.000000	10.470883	4.71%	66,236	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.471561	9.569106	-33.88%	132,619	2008
	14.268453	14.471561	1.42%	198,592	2007
	12.334961	14.268453	15.67%	285,050	2006
	11.408253	12.334961	8.12%	545,470	2005
	10.000000	11.408253	14.08%	230,688	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.896746	6.558955	-44.87%	2,549,482	2008
	8.795360	11.896746	35.26%	3,093,642	2007
	8.141733	8.795360	8.03%	2,157,238	2006
	7.306322	8.141733	11.43%	2,827,506	2005
	6.256030	7.306322	16.79%	3,172,450	2004
	5.255761	6.256030	19.03%	3,640,228	2003
	6.314727	5.255761	-16.77%	4,273,166	2002
	8.160311	6.314727	-22.62%	6,027,609	2001
	10.000000	8.160311	-18.40%	6,347,257	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.852573	2.691581	-44.53%	1,248,915	2008
	4.027873	4.852573	20.47%	1,548,171	2007
	3.773088	4.027873	6.75%	1,157,786	2006
	3.416478	3.773088	10.44%	1,429,342	2005
	3.431558	3.416478	-0.44%	1,787,007	2004
	2.366402	3.431558	45.01%	2,176,270	2003
	4.046784	2.366402	-41.52%	2,865,077	2002
	6.521611	4.046784	-37.95%	4,514,618	2001
	10.000000	6.521611	-34.78%	4,867,293	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.671655	8.148962	-44.46%	102,380	2008
	12.172590	14.671655	20.53%	121,675	2007
	11.390771	12.172590	6.86%	113,340	2006
	10.334898	11.390771	10.22%	140,922	2005
	10.352796	10.334898	-0.17%	146,106	2004
	7.107364	10.352796	45.66%	170,355	2003
	10.000000	7.107364	-28.93%	119,869	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.979040	11.348386	-36.88%	17,314	2008
	17.112252	17.979040	5.07%	40,109	2007
	15.604217	17.112252	9.66%	23,931	2006
	14.210696	15.604217	9.81%	20,681	2005
	12.220048	14.210696	16.29%	17,481	2004
	10.000000	12.220048	22.20%	3,963	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.175015	8.122484	-52.71%	1,336,905	2008
	13.552236	17.175015	26.73%	1,699,760	2007
	9.335587	13.552236	45.17%	1,304,120	2006
	7.146874	9.335587	30.62%	1,570,542	2005
	6.082448	7.146874	17.50%	1,898,090	2004
	4.566775	6.082448	33.19%	2,275,085	2003
	6.213405	4.566775	-26.50%	2,880,999	2002
	8.197162	6.213405	-24.20%	4,277,211	2001
	10.000000	8.197162	-18.03%	4,584,519	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	29.221035	13.824835	-52.69%	440,238	2008
	23.047541	29.221035	26.79%	642,741	2007
	15.869286	23.047541	45.23%	551,044	2006
	12.141632	15.869286	30.70%	464,000	2005
	10.331209	12.141632	17.52%	309,514	2004
	7.756034	10.331209	33.20%	292,680	2003
	10.000000	7.756034	-22.44%	258,999	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.808856	7.862824	-33.42%	285,159	2008
	11.086887	11.808856	6.51%	301,282	2007
	10.000000	11.086887	10.87%	92,025	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	21.208442	13.175930	-37.87%	357,744	2008
	19.949967	21.208442	6.31%	458,661	2007
	17.773396	19.949967	12.25%	516,293	2006
	16.562591	17.773396	7.31%	719,244	2005
	14.445387	16.562591	14.66%	912,915	2004
	11.073941	14.445387	30.44%	1,023,433	2003
	15.208263	11.073941	-27.18%	1,176,180	2002
	15.597974	15.208263	-2.50%	1,486,897	2001
	15.578481	15.597974	0.13%	1,357,933	2000
	13.691238	15.578481	13.78%	1,805,440	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.605158	5.623522	-46.97%	14,259	2008
	10.379359	10.605158	2.18%	102,937	2007
	10.000000	10.379359	3.79%	39,831	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	26.611455	14.919266	-43.94%	701,328	2008
	21.939165	26.611455	21.30%	887,304	2007
	19.321086	21.939165	13.55%	831,898	2006
	17.157916	19.321086	12.61%	1,084,616	2005
	14.901130	17.157916	15.15%	1,330,796	2004
	11.752488	14.901130	26.79%	1,515,191	2003
	16.800612	11.752488	-30.05%	1,713,407	2002
	22.522251	16.800612	-25.40%	2,432,768	2001
	24.582570	22.522251	-8.38%	2,636,101	2000
	16.135377	24.582570	52.35%	1,843,232	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	17.718877	8.350827	-52.87%	832,782	2008
	16.370499	17.718877	8.24%	1,116,100	2007
	14.732074	16.370499	11.12%	1,349,332	2006
	12.605642	14.732074	16.87%	1,942,480	2005
	10.702172	12.605642	17.79%	1,957,667	2004
	8.002299	10.702172	33.74%	2,224,123	2003
	10.655841	8.002299	-24.90%	2,421,685	2002
	11.077328	10.655841	-3.80%	3,095,154	2001
	11.110632	11.077328	-0.30%	3,494,789	2000
	10.452498	11.110632	6.30%	5,748,962	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.406354	5.568557	-46.49%	32,216	2008
	10.200558	10.406354	2.02%	36,323	2007
	10.000000	10.200558	2.01%	13,733	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.756440	9.218849	-14.29%	343,387	2008
	10.370836	10.756440	3.72%	467,179	2007
	10.052897	10.370836	3.16%	311,058	2006
	10.009689	10.052897	0.43%	309,008	2005
	10.032623	10.009689	-0.23%	262,777	2004
	10.000000	10.032623	0.33%	196,623	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.704429	5.814929	-40.08%	8,685	2008
	9.752776	9.704429	-0.50%	4,703	2007
	10.000000	9.752776	-2.47%	3,624	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.345864	8.600466	-40.05%	61,235	2008
	13.466324	14.345864	6.53%	137,725	2007
	11.962752	13.466324	12.57%	80,747	2006
	11.307864	11.962752	5.79%	37,395	2005
	10.000000	11.307864	13.08%	28,736	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.019006	7.660582	-30.48%	380,554	2008
	10.486878	11.019006	5.07%	430,339	2007
	10.000000	10.486878	4.87%	197,809	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.672698	9.522883	-10.77%	239,515	2008
	10.468894	10.672698	1.95%	247,702	2007
	10.000000	10.468894	4.69%	35,030	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.193335	7.407273	-39.25%	168,088	2008
	10.770088	12.193335	13.21%	222,878	2007
	10.000000	10.770088	7.70%	88,212	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.404764	6.298622	-44.77%	323,726	2008
	10.295571	11.404764	10.77%	245,140	2007
	10.000000	10.295571	2.96%	128,851	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.826071	6.024918	-38.68%	137,893	2008
	10.000000	9.826071	-1.74%	39,699	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.640680	11.150260	-28.71%	366,391	2008
	15.319332	15.640680	2.10%	552,427	2007
	13.990224	15.319332	9.50%	693,422	2006
	13.802601	13.990224	1.36%	1,022,539	2005
	12.663438	13.802601	9.00%	1,645,594	2004
	10.461368	12.663438	21.05%	1,632,293	2003
	10.236873	10.461368	2.19%	1,545,440	2002
	9.922475	10.236873	3.17%	1,500,297	2001
	10.926498	9.922475	-9.19%	1,480,360	2000
	10.695657	10.926498	2.16%	2,089,295	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.709381	8.335043	-28.82%	242,281	2008
	11.465088	11.709381	2.13%	315,007	2007
	10.470805	11.465088	9.50%	235,472	2006
	10.000000	10.470805	4.71%	164,733	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	34.298499	14.341806	-58.19%	14,121	2008
	23.799153	34.298499	44.12%	16,492	2007
	17.582723	23.799153	35.36%	12,099	2006
	13.389725	17.582723	31.32%	16,103	2005
	11.201364	13.389725	19.54%	21,534	2004
	6.846219	11.201364	63.61%	27,984	2003
	8.157826	6.846219	-16.08%	49,152	2002
	8.691194	8.157826	-6.14%	78,434	2001
	10.000000	8.691194	-13.09%	1,886	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.650938	15.718354	-58.25%	229,921	2008
	26.130865	37.650938	44.09%	519,291	2007
	19.315765	26.130865	35.28%	407,016	2006
	14.707517	19.315765	31.33%	487,297	2005
	12.302442	14.707517	19.55%	276,184	2004
	7.521210	12.302442	63.57%	393,011	2003
	10.000000	7.521210	-24.79%	212,742	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.525643	14.299056	-33.57%	189,753	2008
	18.061185	21.525643	19.18%	256,115	2007
	13.258774	18.061185	36.22%	325,899	2006
	12.577495	13.258774	5.42%	238,134	2005
	9.776663	12.577495	28.65%	213,396	2004
	7.953058	9.776663	22.93%	21,863	2003
	10.000000	7.953058	-20.47%	7,040	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.876860	8.478787	-46.60%	2,073	2008
	12.613910	15.876860	25.87%	1,778	2007
	9.582158	12.613910	31.64%	2,178	2006
	7.433132	9.582158	28.91%	5,300	2005
	6.574949	7.433132	13.05%	8,208	2004
	4.896891	6.574949	34.27%	11,284	2003
	6.517435	4.896891	-24.86%	11,290	2002
	9.227382	6.517435	-29.37%	11,676	2001
	10.000000	9.227382	-7.73%	11,687	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	25.206262	13.465212	-46.58%	204,446	2008
	20.025508	25.206262	25.87%	333,537	2007
	15.214010	20.025508	31.63%	236,630	2006
	11.805084	15.214010	28.88%	161,283	2005
	10.427668	11.805084	13.21%	35,390	2004
	7.782980	10.427668	33.98%	16,312	2003
	10.000000	7.782980	-22.17%	7,025	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	20.142483	11.098685	-44.90%	130,131	2008
	16.970083	20.142483	18.69%	166,488	2007
	13.616795	16.970083	24.63%	194,964	2006
	11.525200	13.616795	18.15%	282,200	2005
	10.064872	11.525200	14.51%	333,306	2004
	7.472079	10.064872	34.70%	389,639	2003
	10.116053	7.472079	-26.14%	518,677	2002
	12.586381	10.116053	-19.63%	669,594	2001
	14.499401	12.586381	-13.19%	782,047	2000
	11.914478	14.499401	21.70%	1,150,953	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	27.200381	14.991637	-44.88%	48,647	2008
	22.908320	27.200381	18.74%	81,205	2007
	18.391840	22.908320	24.56%	68,520	2006
	15.566729	18.391840	18.15%	60,589	2005
	13.594313	15.566729	14.51%	61,442	2004
	10.000000	13.594313	35.94%	41,214	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.147620	-48.52%	2,852	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.137019	-38.63%	95,471	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.370094	-36.30%	3,577	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.935567	-20.64%	14,975	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.211945	-27.88%	33,367	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.088186	-9.12%	8,760	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.570476	-24.30%	66,202	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.848144	-31.52%	24,389	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.316322	-16.84%	52,385	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.878777	-1.21%	16,291	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.862726	-1.37%	3,181	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.049079	10.143199	-46.75%	27,544	2008
	19.460842	19.049079	-2.12%	34,624	2007
	16.334909	19.460842	19.14%	67,764	2006
	14.841509	16.334909	10.06%	52,180	2005
	12.376567	14.841509	19.92%	56,347	2004
	8.837503	12.376567	40.05%	34,163	2003
	10.000000	8.837503	-11.62%	22,197	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.739986	16.785473	6.64%	2,951,154	2008
	14.837702	15.739986	6.08%	3,214,100	2007
	14.502600	14.837702	2.31%	3,497,311	2006
	14.185741	14.502600	2.23%	4,902,715	2005
	13.876358	14.185741	2.23%	6,052,656	2004
	13.741648	13.876358	0.98%	7,772,397	2003
	12.506739	13.741648	9.87%	10,709,538	2002
	11.779202	12.506739	6.18%	9,200,302	2001
	10.571951	11.779202	11.42%	7,809,275	2000
	10.935440	10.571951	-3.32%	10,801,327	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	9.295126	5.640263	-39.32%	971,737	2008
	7.854422	9.295126	18.34%	1,329,510	2007
	7.472633	7.854422	5.11%	1,657,027	2006
	7.087194	7.472633	5.44%	2,349,653	2005
	6.618891	7.087194	7.08%	2,959,367	2004
	5.036691	6.618891	31.41%	3,496,627	2003
	7.137655	5.036691	-29.43%	3,884,367	2002
	10.033034	7.137655	-28.86%	5,044,409	2001
	13.793878	10.033034	-27.26%	6,688,260	2000
	13.361662	13.793878	3.23%	12,170,438	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.965691	11.077496	-25.98%	220,585	2008
	13.351607	14.965691	12.09%	142,734	2007
	13.131253	13.351607	1.68%	130,213	2006
	12.233034	13.131253	7.34%	223,256	2005
	11.457863	12.233034	6.77%	275,305	2004
	8.461905	11.457863	35.41%	180,570	2003
	10.000000	8.461905	-15.38%	122,965	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.792703	6.643975	-43.66%	17,694	2008
	10.890023	11.792703	8.29%	31,363	2007
	10.000000	10.890023	8.90%	8,332	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.358338	11.497875	-6.96%	261,923	2008
	11.846376	12.358338	4.32%	279,676	2007
	11.270971	11.846376	5.11%	344,896	2006
	11.020090	11.270971	2.28%	453,996	2005
	10.636553	11.020090	3.61%	480,038	2004
	9.956760	10.636553	6.83%	373,987	2003
	10.000000	9.956760	-0.43%	482,454	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.273598	11.163914	-15.89%	575,042	2008
	12.666238	13.273598	4.80%	660,145	2007
	11.799948	12.666238	7.34%	719,933	2006
	11.407100	11.799948	3.44%	887,461	2005
	10.752541	11.407100	6.09%	782,735	2004
	9.552540	10.752541	12.56%	675,271	2003
	10.000000	9.552540	-4.47%	591,294	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.034991	10.671614	-23.96%	1,608,999	2008
	13.418142	14.034991	4.60%	2,075,399	2007
	12.171483	13.418142	10.24%	2,269,167	2006
	11.670391	12.171483	4.29%	2,413,678	2005
	10.762004	11.670391	8.44%	2,190,230	2004
	9.055000	10.762004	18.85%	1,563,838	2003
	10.000000	9.055000	-9.45%	712,296	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.126268	10.274086	-32.08%	679,611	2008
	14.394580	15.126268	5.08%	870,862	2007
	12.693820	14.394580	13.40%	948,953	2006
	11.974819	12.693820	6.00%	980,835	2005
	10.790845	11.974819	10.97%	868,556	2004
	8.606630	10.790845	25.38%	525,215	2003
	10.000000	8.606630	-13.93%	129,148	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.774819	9.863103	-37.48%	182,923	2008
	15.038967	15.774819	4.89%	239,917	2007
	12.997939	15.038967	15.70%	249,038	2006
	12.164087	12.997939	6.86%	228,301	2005
	10.775538	12.164087	12.89%	242,514	2004
	8.253964	10.775538	30.55%	142,705	2003
	10.000000	8.253964	-17.46%	61,321	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	23.970996	15.077897	-37.10%	761,996	2008
	22.512588	23.970996	6.48%	969,162	2007
	20.692968	22.512588	8.79%	1,060,641	2006
	18.645507	20.692968	10.98%	1,435,148	2005
	16.273659	18.645507	14.57%	1,677,983	2004
	12.207752	16.273659	33.31%	1,685,490	2003
	14.559258	12.207752	-16.15%	1,731,379	2002
	14.901697	14.559258	-2.30%	1,438,818	2001
	13.064679	14.901697	14.06%	1,028,703	2000
	10.913315	13.064679	19.71%	477,195	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.753859	12.885627	1.03%	6,938,327	2008
	12.294172	12.753859	3.74%	6,092,069	2007
	11.879825	12.294172	3.49%	4,605,570	2006
	11.687660	11.879825	1.64%	4,790,528	2005
	11.710699	11.687660	-0.20%	5,134,614	2004
	11.755442	11.710699	-0.38%	6,105,148	2003
	11.732054	11.755442	0.20%	10,413,760	2002
	11.439024	11.732054	2.56%	11,105,588	2001
	10.897217	11.439024	4.97%	8,697,988	2000
	10.498325	10.897217	3.80%	13,948,484	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.099244	-39.01%	78,577	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.600488	12.007462	-46.87%	135,708	2008
	22.179821	22.600488	1.90%	224,903	2007
	18.251643	22.179821	21.52%	289,348	2006
	16.452369	18.251643	10.94%	314,992	2005
	13.818706	16.452369	19.06%	205,001	2004
	10.000000	13.818706	38.82%	36,452	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.321912	-36.78%	379	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.306107	-36.94%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.237618	-37.62%	28,425	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.712608	-32.87%	53,510	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.469822	9.266642	-46.96%	277,797	2008
	16.079454	17.469822	8.65%	367,813	2007
	15.736751	16.079454	2.18%	329,706	2006
	14.705495	15.736751	7.01%	424,820	2005
	13.096957	14.705495	12.28%	515,144	2004
	9.852935	13.096957	32.92%	633,825	2003
	14.918788	9.852935	-33.96%	603,500	2002
	16.902529	14.918788	-11.74%	855,531	2001
	20.365684	16.902529	-17.00%	631,683	2000
	10.000000	20.365684	103.66%	251,893	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.688186	15.910974	-32.83%	745,823	2008
	25.700638	23.688186	-7.83%	997,672	2007
	22.132086	25.700638	16.12%	1,135,612	2006
	21.688535	22.132086	2.05%	1,630,850	2005
	18.676755	21.688535	16.13%	2,098,669	2004
	12.027172	18.676755	55.29%	2,424,852	2003
	16.679480	12.027172	-27.89%	2,733,534	2002
	13.134786	16.679480	26.99%	3,223,536	2001
	11.930542	13.134786	10.09%	2,176,352	2000
	9.426837	11.930542	26.56%	2,749,048	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.912286	14.020495	-38.81%	1,082,755	2008
	22.661798	22.912286	1.11%	1,427,359	2007
	20.430565	22.661798	10.92%	1,571,910	2006
	18.373280	20.430565	11.20%	2,034,389	2005
	15.592717	18.373280	17.83%	2,422,781	2004
	11.169195	15.592717	39.60%	2,657,752	2003
	13.646984	11.169195	-18.16%	2,785,028	2002
	14.776367	13.646984	-7.64%	3,270,114	2001
	13.705373	14.776367	7.81%	3,275,225	2000
	9.612340	13.705373	42.58%	3,490,543	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.018347	12.297244	-18.12%	667,699	2008
	14.500268	15.018347	3.57%	999,631	2007
	13.970430	14.500268	3.79%	996,552	2006
	13.810089	13.970430	1.16%	1,313,977	2005
	13.094032	13.810089	5.47%	1,499,744	2004
	11.796914	13.094032	11.00%	1,617,719	2003
	11.114970	11.796914	6.14%	1,781,759	2002
	10.776464	11.114970	3.14%	1,864,066	2001
	10.302225	10.776464	4.60%	1,920,070	2000
	10.246882	10.302225	0.54%	2,772,771	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.420944	8.922492	-42.14%	3,120,854	2008
	14.399488	15.420944	7.09%	3,938,872	2007
	12.800151	14.399488	12.49%	4,685,398	2006
	12.033586	12.800151	6.37%	6,381,253	2005
	11.075157	12.033586	8.65%	7,914,444	2004
	8.773184	11.075157	26.24%	9,099,337	2003
	10.722650	8.773184	-18.18%	10,147,707	2002
	12.283490	10.722650	-12.71%	12,172,493	2001
	12.675660	12.283490	-3.09%	13,786,712	2000
	11.972436	12.675660	5.87%	20,047,764	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.552117	9.194220	-50.44%	62,279	2008
	16.798945	18.552117	10.44%	85,112	2007
	14.612188	16.798945	14.97%	112,251	2006
	13.381101	14.612188	9.20%	102,210	2005
	11.380020	13.381101	17.58%	69,366	2004
	9.152383	11.380020	24.34%	87,518	2003
	10.000000	9.152383	-8.48%	83,952	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.876921	-1.23%	10,199	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.943318	2.007683	-49.09%	93,810	2008
	3.316872	3.943318	18.89%	92,671	2007
	3.013697	3.316872	10.06%	97,347	2006
	3.059864	3.013697	-1.51%	117,838	2005
	2.962985	3.059864	3.27%	162,278	2004
	1.928007	2.962985	53.68%	177,483	2003
	3.403675	1.928007	-43.36%	201,069	2002
	6.002991	3.403675	-43.30%	364,960	2001
	10.000000	6.002991	-39.97%	265,717	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.597337	7.429736	-49.10%	35,837	2008
	12.268984	14.597337	18.98%	169,663	2007
	11.156191	12.268984	9.97%	92,662	2006
	11.326649	11.156191	-1.50%	74,241	2005
	10.971648	11.326649	3.24%	143,211	2004
	7.141192	10.971648	53.64%	382,789	2003
	10.000000	7.141192	-28.59%	49,173	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.730851	9.729655	-41.85%	77,516	2008
	13.804199	16.730851	21.20%	147,219	2007
	13.983470	13.804199	-1.28%	201,107	2006
	12.612100	13.983470	10.87%	233,993	2005
	11.329425	12.612100	11.32%	273,596	2004
	7.509233	11.329425	50.87%	594,807	2003
	10.000000	7.509233	-24.91%	28,977	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.444044	8.386117	-37.62%	497,714	2008
	13.888457	13.444044	-3.20%	720,199	2007
	12.103270	13.888457	14.75%	657,209	2006
	11.727132	12.103270	3.21%	872,778	2005
	10.081426	11.727132	16.32%	1,046,537	2004
	7.747775	10.081426	30.12%	711,613	2003
	10.454831	7.747775	-25.89%	722,630	2002
	12.022088	10.454831	-13.04%	897,498	2001
	13.586032	12.022088	-11.51%	1,027,331	2000
	11.581699	13.586032	17.31%	884,188	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.608785	-43.91%	8,206	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.058837	9.740183	-46.06%	1,485,496	2008
	15.981041	18.058837	13.00%	1,901,006	2007
	14.953478	15.981041	6.87%	2,029,544	2006
	14.371352	14.953478	4.05%	2,798,274	2005
	13.574920	14.371352	5.87%	3,632,179	2004
	10.471617	13.574920	29.64%	4,189,165	2003
	14.461831	10.471617	-27.59%	4,481,564	2002
	16.710507	14.461831	-13.46%	5,734,516	2001
	16.917425	16.710507	-1.22%	5,816,658	2000
	12.063121	16.917425	40.24%	4,533,724	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.358969	13.830132	-40.79%	453,558	2008
	22.189891	23.358969	5.27%	603,117	2007
	19.044692	22.189891	16.51%	678,310	2006
	16.824297	19.044692	13.20%	824,486	2005
	14.257406	16.824297	18.00%	773,362	2004
	10.000000	14.257406	42.57%	488,237	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.836719	8.785199	-40.79%	517,601	2008
	14.096616	14.836719	5.25%	664,597	2007
	12.098203	14.096616	16.52%	540,184	2006
	10.690477	12.098203	13.17%	749,081	2005
	9.061877	10.690477	17.97%	994,810	2004
	6.399987	9.061877	41.59%	1,249,404	2003
	8.302450	6.399987	-22.91%	1,791,657	2002
	9.534566	8.302450	-12.92%	1,361,393	2001
	10.000000	9.534566	-4.65%	620,793	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.596320	2.005368	-79.10%	18,630	2008
	10.000000	9.596320	-4.04%	10,730	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.420964	2.200298	-78.89%	3,618	2008
	10.537511	10.420964	-1.11%	8,171	2007
	10.000000	10.537511	5.38%	6,984	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.891938	8.462112	-39.09%	2,087,338	2008
	13.438519	13.891938	3.37%	2,625,006	2007
	11.800801	13.438519	13.88%	2,608,682	2006
	11.247494	11.800801	4.92%	3,378,475	2005
	10.379279	11.247494	8.36%	4,041,344	2004
	8.273457	10.379279	25.45%	4,561,565	2003
	10.291675	8.273457	-19.61%	4,967,891	2002
	11.571981	10.291675	-11.06%	5,936,316	2001
	12.812596	11.571981	-9.68%	5,826,470	2000
	10.633592	12.812596	20.49%	4,716,330	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.806902	6.035955	-38.45%	119,482	2008
	10.027818	9.806902	-2.20%	129,493	2007
	10.000000	10.027818	0.28%	45,452	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	14.493128	7.307829	-49.58%	1,196,061	2008
	13.768452	14.493128	5.26%	1,495,403	2007
	13.507902	13.768452	1.93%	1,523,435	2006
	12.146601	13.507902	11.21%	2,000,298	2005
	10.243434	12.146601	18.58%	2,378,505	2004
	8.238513	10.243434	24.34%	2,766,957	2003
	11.524660	8.238513	-28.51%	3,129,276	2002
	16.938069	11.524660	-31.96%	4,316,105	2001
	19.274630	16.938069	-12.12%	5,195,398	2000
	10.603692	19.274630	81.77%	3,277,622	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.117930	10.233581	-7.95%	0	2008
	10.150264	11.117930	9.53%	0	2007
	10.000000	10.150264	1.50%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.192892	11.607173	3.70%	0	2008
	10.397518	11.192892	7.65%	0	2007
	10.000000	10.397518	3.98%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.345596	6.371840	-43.84%	0	2008
	11.022381	11.345596	2.93%	0	2007
	10.000000	11.022381	10.22%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.537709	7.647681	-39.00%	0	2008
	11.631564	12.537709	7.79%	0	2007
	10.000000	11.631564	16.32%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.169554	5.449793	-40.57%	0	2008
	10.341230	9.169554	-11.33%	0	2007
	10.000000	10.341230	3.41%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.581225	8.346817	-27.93%	0	2008
	11.032696	11.581225	4.97%	0	2007
	10.000000	11.032696	10.33%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.619283	7.082789	-39.04%	0	2008
	11.415865	11.619283	1.78%	0	2007
	10.000000	11.415865	14.16%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.709817	7.424014	-30.68%	0	2008
	10.598587	10.709817	1.05%	0	2007
	10.000000	10.598587	5.99%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.816368	7.184333	-39.20%	0	2008
	10.826451	11.816368	9.14%	0	2007
	10.000000	10.826451	8.26%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.863570	7.693538	-29.18%	0	2008
	10.773533	10.863570	0.84%	0	2007
	10.000000	10.773533	7.74%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.840409	5.663781	-47.75%	0	2008
	10.369376	10.840409	4.54%	0	2007
	10.000000	10.369376	3.69%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.072035	6.274812	-37.70%	0	2008
	10.844656	10.072035	-7.12%	0	2007
	10.000000	10.844656	8.45%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.772938	6.684085	-43.23%	80,523	2008
	10.572133	11.772938	11.36%	60,559	2007
	10.000000	10.572133	5.72%	7,286	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.240026	7.092045	-36.90%	199,367	2008
	11.020286	11.240026	1.99%	188,664	2007
	10.000000	11.020286	10.20%	141,428	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.701491	10.732792	0.29%	116,114	2008
	10.273130	10.701491	4.17%	39,600	2007
	10.000000	10.273130	2.73%	6,545	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.889121	9.680126	-11.10%	65,042	2008
	10.430891	10.889121	4.39%	97,113	2007
	10.000000	10.430891	4.31%	25,449	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.820497	18.366965	-15.83%	74,443	2008
	20.690560	21.820497	5.46%	111,573	2007
	18.860656	20.690560	9.70%	141,303	2006
	16.971481	18.860656	11.13%	191,916	2005
	15.575665	16.971481	8.96%	255,129	2004
	12.304351	15.575665	26.59%	386,214	2003
	11.379232	12.304351	8.13%	313,301	2002
	10.440316	11.379232	8.99%	246,574	2001
	9.467196	10.440316	10.28%	234,648	2000
	7.391460	9.467196	28.08%	337,224	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.445895	10.112024	-45.18%	0	2008
	16.260753	18.445895	13.44%	0	2007
	13.125582	16.260753	23.89%	0	2006
	11.936572	13.125582	9.96%	0	2005
	10.271150	11.936572	16.21%	0	2004
	8.142362	10.271150	26.14%	0	2003
	10.000000	8.142362	-18.58%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.634715	5.604557	-47.30%	142,692	2008
	8.757702	10.634715	21.43%	186,061	2007
	8.095130	8.757702	8.18%	168,000	2006
	6.954810	8.095130	16.40%	314,302	2005
	5.777333	6.954810	20.38%	262,759	2004
	4.116419	5.777333	40.35%	182,236	2003
	6.039966	4.116419	-31.85%	91,630	2002
	8.631598	6.039966	-30.02%	101,749	2001
	10.000000	8.631598	-13.68%	75,294	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.004215	17.217676	-38.52%	528,922	2008
	34.111950	28.004215	-17.90%	705,387	2007
	24.959424	34.111950	36.67%	1,055,293	2006
	21.538157	24.959424	15.88%	1,178,258	2005
	15.950432	21.538157	35.03%	1,423,783	2004
	11.716379	15.950432	36.14%	1,389,186	2003
	11.928630	11.716379	-1.78%	1,434,062	2002
	10.970158	11.928630	8.74%	1,075,475	2001
	10.545865	10.970158	4.02%	1,292,468	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	31.053189	10.836313	-65.10%	122,412	2008
	22.802437	31.053189	36.18%	259,315	2007
	16.506377	22.802437	38.14%	202,259	2006
	12.643766	16.506377	30.55%	278,398	2005
	10.000000	12.643766	26.44%	129,033	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	28.667616	9.995565	-65.13%	176,481	2008
	21.043217	28.667616	36.23%	242,710	2007
	15.237545	21.043217	38.10%	271,242	2006
	11.660118	15.237545	30.68%	423,027	2005
	9.355609	11.660118	24.63%	555,768	2004
	6.128862	9.355609	52.65%	823,550	2003
	6.375816	6.128862	-3.87%	919,626	2002
	6.559411	6.375816	-2.80%	984,190	2001
	11.396847	6.559411	-42.45%	894,428	2000
	5.747723	11.396847	98.28%	1,264,667	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.284145	17.761332	-46.64%	213,234	2008
	23.135278	33.284145	43.87%	321,332	2007
	18.764134	23.135278	23.30%	262,146	2006
	12.500644	18.764134	50.11%	407,160	2005
	10.000000	12.500644	25.01%	218,736	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	32.459174	17.312148	-46.66%	86,244	2008
	22.557423	32.459174	43.90%	117,391	2007
	18.302059	22.557423	23.25%	115,878	2006
	12.188387	18.302059	50.16%	171,677	2005
	9.910299	12.188387	22.99%	271,264	2004
	6.913875	9.910299	11.16%	502,297	2003
	7.187428	6.913875	-3.81%	379,695	2002
	8.107253	7.187428	-11.35%	248,001	2001
	7.350618	8.107253	10.29%	235,704	2000
	6.136113	7.350618	19.79%	371,265	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.271745	8.778734	-38.49%	139,328	2008
	13.111796	14.271745	8.85%	170,673	2007
	11.650038	13.111796	12.55%	26,959	2006
	10.820948	11.650038	7.66%	30,328	2005
	9.966871	10.820948	8.57%	40,804	2004
	7.459079	9.966871	33.62%	50,613	2003
	9.841798	7.459079	-24.21%	54,320	2002
	9.910285	9.841798	-0.69%	50,185	2001
	10.000000	9.910285	-0.90%	41,922	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.474550	7.990715	-40.70%	483,725	2008
	12.764662	13.474550	5.56%	531,790	2007
	11.489368	12.764662	11.10%	512,335	2006
	10.756936	11.489368	6.81%	746,994	2005
	9.190938	10.756936	17.04%	1,055,350	2004
	6.776096	9.190938	35.64%	1,113,117	2003
	9.352986	6.776096	-27.55%	1,282,758	2002
	9.811378	9.352986	-4.67%	1,607,341	2001
	10.000000	9.789079	-2.11%	543,371	2000*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.614358	7.088307	-38.97%	0	2008
	11.485229	11.614358	1.12%	0	2007
	10.498844	11.485229	9.40%	0	2006
	10.077101	10.498844	4.19%	0	2005
	9.471718	10.077101	6.39%	0	2004
	8.226196	9.471718	15.14%	0	2003
	10.028385	8.226196	-17.97%	0	2002
	10.000000	10.028385	0.28%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.690216	5.087533	-52.41%	8,216	2008
	10.658903	10.690216	0.29%	8,640	2007
	10.000000	10.658903	6.59%	2,395	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	13.094945	7.451300	-43.10%	0	2008
	11.815211	13.094945	10.83%	0	2007
	11.232590	11.815211	5.19%	0	2006
	10.429865	11.232590	7.70%	0	2005
	9.885524	10.429865	5.51%	0	2004
	7.713352	9.885524	28.16%	0	2003
	10.305269	7.713352	-25.15%	0	2002
	10.000000	10.305269	3.05%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.940189	6.210808	-43.23%	0	2008
	9.895843	10.940189	10.55%	0	2007
	10.000000	9.895843	-1.04%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.045621	5.778577	-47.68%	862	2008
	10.098276	11.045621	9.38%	872	2007
	10.000000	10.098276	0.98%	1,315	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.200219	9.815733	-30.88%	0	2008
	13.274303	14.200219	6.98%	0	2007
	11.494849	13.274303	15.48%	0	2006
	11.030508	11.494849	4.21%	0	2005
	10.230038	11.030508	7.82%	0	2004
	8.309355	10.230038	23.11%	0	2003
	9.947728	8.309355	-16.47%	0	2002
	10.000000	9.947728	-0.52%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.833358	8.357919	-29.37%	0	2008
	10.692056	11.833358	10.67%	0	2007
	10.000000	10.692056	6.92%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.935165	6.536992	-45.23%	0	2008
	12.769858	11.935165	-6.54%	0	2007
	10.000000	12.769858	27.70%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.604147	12.744912	-41.01%	0	2008
	19.033002	21.604147	13.51%	0	2007
	14.999471	19.033002	26.89%	0	2006
	12.853733	14.999471	16.69%	0	2005
	10.475446	12.853733	22.70%	0	2004
	8.202658	10.475446	27.71%	0	2003
	10.000000	8.202658	-17.97%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.705739	7.148007	-38.94%	0	2008
	10.230243	11.705739	14.42%	0	2007
	10.000000	10.230243	2.30%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.210682	-37.89%	1,933	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	16.573281	10.727161	-35.27%	160,085	2008
	16.761402	16.573281	-1.12%	223,584	2007
	14.466750	16.761402	15.86%	296,813	2006
	13.972751	14.466750	3.54%	384,570	2005
	12.497265	13.972751	11.81%	472,094	2004
	9.763798	12.497265	28.00%	538,556	2003
	12.238143	9.763798	-20.22%	548,035	2002
	13.496155	12.238143	-9.32%	637,194	2001
	15.258324	13.496155	-11.55%	653,732	2000
	13.065728	15.258324	16.78%	520,500	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.839732	10.831749	-45.40%	91,154	2008
	16.984532	19.839732	16.81%	121,750	2007
	13.728573	16.984532	23.72%	140,904	2006
	12.250160	13.728573	12.07%	218,124	2005
	10.772439	12.250160	13.72%	291,176	2004
	8.743590	10.772439	23.20%	329,752	2003
	11.097182	8.743590	-21.21%	377,670	2002
	15.835690	11.097182	-29.92%	617,851	2001
	19.240268	15.835690	-17.70%	721,255	2000
	11.852979	19.240268	62.32%	492,322	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.284326	9.982554	-45.40%	67,423	2008
	15.652966	18.284326	16.81%	73,631	2007
	12.652265	15.652966	23.72%	89,894	2006
	11.305109	12.652265	11.92%	113,469	2005
	9.927869	11.305109	13.87%	123,251	2004
	8.058085	9.927869	23.20%	117,543	2003
	10.000000	8.058085	-19.42%	109,541	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.706130	8.014303	-25.14%	11,100	2008
	11.075698	10.706130	-3.34%	11,978	2007
	10.000000	11.075698	10.76%	6,384	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.516383	7.247456	-42.10%	1,528	2008
	10.453050	12.516383	19.74%	13,973	2007
	10.921449	10.453050	-4.29%	11,385	2006
	10.803075	10.921449	1.10%	30,189	2005
	9.864592	10.803075	9.51%	23,872	2004
	7.981828	9.864592	23.59%	17,784	2003
	10.000000	7.981828	-20.18%	2,689	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.544919	14.161038	-27.55%	210,932	2008
	20.823433	19.544919	-6.14%	284,933	2007
	17.735498	20.823433	17.41%	397,513	2006
	17.064195	17.735498	3.93%	427,469	2005
	15.083309	17.064195	13.13%	548,790	2004
	11.820257	15.083309	27.61%	550,539	2003
	13.671134	11.820257	-13.54%	506,340	2002
	12.246733	13.671134	11.63%	486,672	2001
	10.475442	12.246733	16.91%	319,706	2000
	10.677353	10.475442	-1.89%	210,150	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.220779	6.720936	-49.16%	15,048	2008
	9.559677	13.220779	38.30%	32,785	2007
	10.000000	9.559677	-4.40%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.747255	11.439243	-2.62%	71,695	2008
	10.843127	11.747255	8.34%	66,908	2007
	10.786652	10.843127	0.52%	88,363	2006
	10.733074	10.786652	0.50%	138,212	2005
	10.251290	10.733074	4.70%	104,676	2004
	10.000000	10.251290	2.51%	20,532	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.336674	8.152328	-38.87%	0	2008
	13.205985	13.336674	0.99%	0	2007
	11.532213	13.205985	14.51%	0	2006
	10.915508	11.532213	5.65%	0	2005
	9.857262	10.915508	10.74%	0	2004
	7.939254	9.857262	24.16%	0	2003
	10.189224	7.939254	-22.08%	0	2002
	10.000000	10.189224	1.89%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.094492	8.107036	-38.09%	87	2008
	14.059394	13.094492	-6.86%	217	2007
	11.714840	14.059394	20.01%	316	2006
	11.074140	11.714840	5.79%	316	2005
	9.888676	11.074140	11.99%	316	2004
	8.084119	9.888676	22.32%	316	2003
	10.167221	8.084119	-20.49%	3,150	2002
	10.000000	10.167221	1.67%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	20.097976	9.588986	-52.29%	172	2008
	15.044442	20.097976	33.59%	431	2007
	14.723464	15.044442	2.18%	627	2006
	13.008579	14.723464	13.18%	627	2005
	11.217761	13.008579	15.96%	627	2004
	8.301213	11.217761	35.13%	627	2003
	10.486856	8.301213	-20.84%	6,251	2002
	10.000000	10.486856	4.87%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	15.737530	9.182105	-41.65%	28,096	2008
	13.641471	15.737530	15.37%	33,208	2007
	11.618555	13.641471	17.41%	36,242	2006
	9.997943	11.618555	16.21%	47,083	2005
	8.805816	9.997943	13.54%	62,715	2004
	6.686539	8.805816	31.69%	70,269	2003
	8.436904	6.686539	-20.75%	81,415	2002
	10.970789	8.436904	-23.10%	105,407	2001
	14.961024	10.970789	-26.67%	129,795	2000
	9.854235	14.961024	51.82%	154,344	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	12.935175	6.815194	-47.31%	12,306	2008
	13.611762	12.935175	-4.97%	23,567	2007
	12.151293	13.611762	12.02%	25,666	2006
	10.572939	12.151293	14.93%	30,097	2005
	9.055976	10.572939	16.75%	33,131	2004
	6.198098	9.055976	46.11%	37,005	2003
	9.513493	6.198098	-34.85%	40,348	2002
	13.473367	9.513493	-29.39%	74,718	2001
	16.796919	13.473367	-19.79%	93,547	2000
	10.382320	16.796919	61.78%	104,718	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.210915	10.867460	-36.86%	43,979	2008
	17.089295	17.210915	0.71%	51,399	2007
	14.470133	17.089295	18.10%	66,295	2006
	13.522079	14.470133	7.01%	80,603	2005
	12.273346	13.522079	10.17%	87,443	2004
	9.909779	12.273346	23.85%	95,182	2003
	13.022678	9.909779	-23.90%	102,948	2002
	13.038397	13.022678	-0.12%	115,948	2001
	12.098010	13.038397	7.77%	115,481	2000
	11.507907	12.098010	5.13%	123,154	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.797388	10.115464	-31.64%	16,925	2008
	15.053847	14.797388	-1.70%	36,302	2007
	13.296932	15.053847	13.21%	54,884	2006
	12.531223	13.296932	6.11%	111,725	2005
	10.390259	12.531223	20.61%	127,548	2004
	7.621145	10.390259	36.33%	79,216	2003
	10.000000	7.621145	-23.79%	22,930	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	12.302642	7.982669	-35.11%	196,243	2008
	11.535771	12.302642	6.65%	222,035	2007
	10.675613	11.535771	8.06%	235,769	2006
	10.412112	10.675613	2.53%	309,472	2005
	9.907291	10.412112	5.10%	370,602	2004
	7.946085	9.907291	24.68%	388,967	2003
	11.301945	7.946085	-29.69%	463,993	2002
	14.753247	11.301945	-23.39%	660,264	2001
	16.757880	14.753247	-11.96%	767,101	2000
	13.019372	16.757880	28.71%	505,276	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	16.088042	10.006349	-37.80%	963,227	2008
	15.447861	16.088042	4.14%	1,184,142	2007
	13.516530	15.447861	14.29%	1,476,564	2006
	13.047436	13.516530	3.60%	1,913,723	2005
	11.917758	13.047436	9.48%	2,346,033	2004
	9.382799	11.917758	27.02%	2,541,865	2003
	12.213795	9.382799	-23.18%	2,773,658	2002
	14.056384	12.213795	-13.11%	3,530,876	2001
	15.657978	14.056384	-10.23%	3,936,553	2000
	13.120640	15.657978	19.34%	3,233,351	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	16.650466	11.606754	-30.29%	172,542	2008
	15.707738	16.650466	6.00%	223,936	2007
	13.628374	15.707738	15.26%	268,269	2006
	13.194929	13.628374	3.28%	343,841	2005
	12.694371	13.194929	3.94%	436,777	2004
	10.587631	12.694371	19.90%	514,120	2003
	12.847445	10.587631	-17.59%	572,077	2002
	14.317438	12.847445	-10.27%	741,652	2001
	14.563385	14.317438	-1.69%	824,612	2000
	13.205079	14.563385	10.29%	829,329	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.589311	7.156492	-38.25%	0	2008
	13.169471	11.589311	-12.00%	0	2007
	12.825297	13.169471	2.68%	0	2006
	12.250377	12.825297	4.69%	0	2005
	11.119360	12.250377	10.17%	0	2004
	8.533101	11.119360	30.31%	0	2003
	10.662836	8.533101	-19.97%	0	2002
	10.000000	10.662836	6.63%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.356758	12.005020	-37.98%	0	2008
	18.783101	19.356758	3.05%	0	2007
	15.483062	18.783101	21.31%	0	2006
	13.984190	15.483062	10.72%	0	2005
	11.774891	13.984190	18.76%	0	2004
	8.762972	11.774891	34.93%	0	2003
	10.048250	8.726972	-13.15%	0	2002
	10.000000	10.048250	0.48%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.062139	9.870518	-1.90%	9,565	2008
	10.322772	10.062139	-2.52%	1,231	2007
	10.000000	10.322772	3.23%	650	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.160260	12.990430	-8.26%	170,307	2008
	13.580223	14.160260	4.27%	248,379	2007
	13.176561	13.580223	3.06%	268,811	2006
	13.145443	13.176561	0.24%	311,739	2005
	12.820818	13.145443	2.53%	353,752	2004
	12.381646	12.820818	3.55%	449,760	2003
	11.447615	12.381646	8.16%	530,807	2002
	10.711288	11.447615	6.87%	428,343	2001
	9.800240	10.711288	9.30%	219,014	2000
	10.000000	9.800240	-2.00%	26,006	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	24.266828	13.779338	-43.22%	554,127	2008
	20.871508	24.266828	16.27%	678,302	2007
	18.901750	20.871508	10.42%	803,476	2006
	16.347553	18.901750	15.62%	1,036,835	2005
	14.323796	16.347553	14.13%	1,083,985	2004
	11.278034	14.323796	27.01%	1,094,422	2003
	12.583756	11.278034	-10.38%	1,198,462	2002
	14.511996	12.583756	-13.29%	1,414,123	2001
	15.720833	14.511996	-7.69%	1,584,274	2000
	12.797393	15.720833	22.84%	1,299,744	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.535090	6.106444	-54.88%	58,181	2008
	9.392496	13.535090	44.11%	70,917	2007
	10.000000	9.392496	-6.08%	24,561	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.570160	9.961011	-43.31%	666,583	2008
	17.509406	17.570160	0.35%	865,326	2007
	14.735761	17.509406	18.82%	1,083,107	2006
	14.080938	14.735761	4.65%	1,369,313	2005
	12.776102	14.080938	10.21%	1,658,298	2004
	9.915199	12.776102	28.85%	1,796,436	2003
	12.072578	9.915199	-17.87%	1,927,082	2002
	12.855639	12.072578	-6.09%	2,325,141	2001
	11.995103	12.855639	7.17%	2,445,131	2000
	11.408770	11.995103	5.14%	2,274,268	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.319809	8.392104	-25.86%	12,774	2008
	10.530166	11.319809	7.50%	2,979	2007
	10.000000	10.530166	5.30%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.500128	7.656909	-33.42%	15,350	2008
	10.550192	11.500128	9.00%	15,350	2007
	10.000000	10.550192	5.50%	2,550	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.631044	7.126651	-38.73%	0	2008
	10.570374	11.631044	10.03%	0	2007
	10.000000	10.570374	5.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	13.149486	5.847137	-55.53%	188,474	2008
	10.800919	13.149486	21.74%	229,811	2007
	10.365706	10.800919	4.20%	284,094	2006
	9.622655	10.365706	7.72%	347,480	2005
	9.083503	9.622655	5.94%	406,598	2004
	7.079820	9.083503	28.30%	479,193	2003
	9.163302	7.079820	-22.74%	529,270	2002
	10.823977	9.163302	-15.34%	722,505	2001
	13.206894	10.823977	-18.04%	852,312	2000
	12.811215	13.206894	3.09%	894,701	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	17.303522	9.034332	-47.79%	526,328	2008
	13.784216	17.303522	25.53%	673,845	2007
	13.051470	13.784216	5.61%	756,837	2006
	12.481488	13.051470	4.57%	977,062	2005
	12.215278	12.481488	2.18%	1,189,206	2004
	9.297061	12.215278	31.39%	1,368,894	2003
	13.460931	9.297061	-30.93%	1,534,126	2002
	16.535951	13.460931	-18.60%	2,012,118	2001
	18.790040	16.535951	-12.00%	2,250,475	2000
	13.831860	18.790040	35.85%	1,612,250	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.812888	8.017681	-25.85%	236,763	2008
	10.645446	10.812888	1.57%	361,817	2007
	9.676498	10.645446	10.01%	517,937	2006
	9.538233	9.676498	1.45%	689,115	2005
	8.805728	9.538233	8.32%	889,448	2004
	7.008816	8.805728	25.64%	1,274,704	2003
	6.835860	7.008816	2.53%	1,315,908	2002
	7.841660	6.835860	-12.83%	1,514,245	2001
	10.239981	7.841660	-23.42%	1,663,687	2000
	9.575458	10.239981	6.94%	1,591,051	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.815998	7.286758	-25.77%	55,510	2008
	10.000000	9.815998	-1.84%	60,564	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.257864	10.767010	-4.36%	78,707	2008
	10.918161	11.257864	3.11%	85,938	2007
	10.578824	10.918161	3.21%	93,019	2006
	10.472919	10.578824	1.01%	95,094	2005
	10.145856	10.472919	3.22%	78,512	2004
	10.000000	10.145856	1.46%	7,978	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.281790	6.752766	-40.14%	45,738	2008
	9.873116	11.281790	14.27%	55,851	2007
	10.000000	9.873116	-1.27%	36,228	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.374386	10.761419	-44.46%	79,794	2008
	16.706448	19.374386	15.97%	95,040	2007
	14.314265	16.706448	16.71%	111,526	2006
	12.158959	14.314265	17.73%	159,159	2005
	10.827561	12.158959	12.30%	198,292	2004
	7.641053	10.827561	41.70%	223,268	2003
	9.694371	7.641053	-21.18%	306,410	2002
	12.445337	9.694371	-22.10%	434,467	2001
	15.555856	12.445337	-20.00%	438,862	2000
	11.034969	15.555856	40.97%	356,824	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.635760	10.904075	-44.47%	70,096	2008
	16.929146	19.635760	15.99%	77,960	2007
	14.504720	16.929146	16.71%	84,276	2006
	12.325615	14.504720	17.68%	87,029	2005
	10.975122	12.325615	12.31%	85,200	2004
	7.742612	10.975122	41.75%	67,780	2003
	10.000000	7.742612	-22.57%	35,813	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	16.009451	7.734279	-51.69%	21,717	2008
	15.322256	16.009451	4.48%	26,938	2007
	13.325954	15.322256	14.98%	31,385	2006
	13.131503	13.325954	1.48%	52,356	2005
	11.642349	13.131503	12.79%	48,218	2004
	7.456574	11.642349	56.14%	40,559	2003
	10.000000	7.456574	-25.43%	11,180	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.434551	7.958979	-30.40%	104,144	2008
	11.138120	11.434551	2.66%	130,688	2007
	10.000000	11.138120	11.38%	71,021	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.827275	6.513398	-33.72%	11,403	2008
	10.174262	9.827275	-3.41%	14,039	2007
	10.000000	10.174262	1.74%	20,282	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.609350	-33.91%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.609629	6.373443	-53.17%	12,222	2008
	10.687719	13.609629	27.34%	42,596	2007
	10.000000	10.687719	6.88%	19,260	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.326473	10.837681	-40.86%	0	2008
	15.996376	18.326473	14.57%	0	2007
	13.283455	15.996376	20.42%	0	2006
	12.151044	13.283455	9.32%	0	2005
	10.330324	12.151044	17.63%	0	2004
	7.876034	10.330324	31.16%	0	2003
	10.000000	7.876034	-21.24%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.423544	7.327522	-41.02%	19,379	2008
	10.876142	12.423544	14.23%	17,538	2007
	10.000000	10.876142	8.76%	9,917	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.499520	12.085023	5.09%	77,056	2008
	10.467375	11.499520	9.86%	54,155	2007
	10.000000	10.467375	4.67%	37,305	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.444819	9.546589	-33.91%	26,944	2008
	14.249319	14.444819	1.37%	40,823	2007
	12.324624	14.249319	15.62%	53,654	2006
	11.404429	12.324624	8.07%	97,777	2005
	10.000000	11.404429	14.04%	37,112	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.849184	6.529428	-44.90%	275,800	2008
	8.764647	11.849184	35.19%	311,261	2007
	8.117387	8.764647	7.97%	254,450	2006
	7.288137	8.117387	11.38%	324,462	2005
	6.243610	7.288137	16.73%	431,288	2004
	5.247979	6.243610	18.97%	505,166	2003
	6.308565	5.247979	-16.81%	608,515	2002
	8.156515	6.308565	-22.66%	793,958	2001
	10.000000	8.156515	-18.43%	803,607	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.833165	2.679452	-44.56%	147,373	2008
	4.013802	4.833165	20.41%	165,976	2007
	3.761807	4.013802	6.70%	155,265	2006
	3.407981	3.761807	10.38%	193,576	2005
	3.424754	3.407981	-0.49%	243,842	2004
	2.362906	3.424754	44.94%	278,623	2003
	4.042843	2.362906	-41.55%	353,798	2002
	6.518569	4.042843	-37.98%	598,590	2001
	10.000000	6.518569	-34.81%	565,404	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.629720	8.121553	-44.49%	8,480	2008
	12.143947	14.629720	20.47%	17,539	2007
	11.369701	12.143947	6.81%	27,562	2006
	10.320979	11.369701	10.16%	28,161	2005
	10.344072	10.320979	-0.22%	30,606	2004
	7.104956	10.344072	45.59%	29,220	2003
	10.000000	7.104956	-28.95%	22,482	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.936712	11.315935	-36.91%	93	2008
	17.080638	17.936712	5.01%	322	2007
	15.583232	17.080638	9.61%	1,947	2006
	14.198724	15.583232	9.75%	3,068	2005
	12.215917	14.198724	16.23%	3,228	2004
	10.000000	12.215917	22.16%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.106374	8.085923	-52.73%	157,493	2008
	13.504918	17.106374	26.67%	181,585	2007
	9.307673	13.504918	45.09%	130,198	2006
	7.129095	9.307673	30.56%	150,982	2005
	6.070385	7.129095	17.44%	186,541	2004
	4.560019	6.070385	33.12%	235,058	2003
	6.207358	4.560019	-26.54%	333,630	2002
	8.193350	6.207358	-24.24%	584,735	2001
	10.000000	8.193350	-18.07%	554,609	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	29.137508	13.778325	-52.71%	64,849	2008
	22.993329	29.137508	26.72%	87,194	2007
	15.839922	22.993329	45.16%	78,192	2006
	12.125277	15.839922	30.64%	75,812	2005
	10.322507	12.125277	17.46%	89,887	2004
	7.753412	10.322507	33.14%	97,029	2003
	10.000000	7.753412	-22.47%	90,495	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.798906	7.852222	-33.45%	41,758	2008
	11.083175	11.798906	6.46%	27,314	2007
	10.000000	11.083175	10.83%	12,848	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	21.099908	13.101866	-37.91%	111,914	2008
	19.857950	21.099908	6.25%	136,526	2007
	17.700338	19.857950	12.19%	147,605	2006
	16.502831	17.700338	7.26%	189,515	2005
	14.400538	16.502831	14.60%	229,246	2004
	11.045123	14.400538	30.38%	252,729	2003
	15.176361	11.045123	-27.22%	267,322	2002
	15.573167	15.176361	-2.55%	306,929	2001
	15.561518	15.573167	0.07%	288,948	2000
	13.683246	15.561518	13.73%	282,904	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.596224	5.615952	-47.00%	744	2008
	10.375877	10.596224	2.12%	12,484	2007
	10.000000	10.375877	3.76%	2,857	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	26.475222	14.835375	-43.97%	93,425	2008
	21.837931	26.475222	21.24%	110,038	2007
	19.241637	21.837931	13.49%	138,753	2006
	17.095968	19.241637	12.55%	190,446	2005
	14.854831	17.095968	15.09%	227,060	2004
	11.721882	14.854831	26.73%	252,599	2003
	16.765350	11.721882	-30.08%	293,106	2002
	22.486438	16.765350	-25.44%	411,363	2001
	24.555839	22.486438	-8.43%	484,307	2000
	16.125954	24.555839	52.28%	278,634	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	17.628159	8.303856	-52.89%	176,332	2008
	16.294962	17.628159	8.18%	218,585	2007
	14.671475	16.294962	11.07%	274,665	2006
	12.560099	14.671475	16.81%	356,984	2005
	10.668890	12.560099	17.73%	360,791	2004
	7.981445	10.668890	33.67%	364,509	2003
	10.633448	7.981445	-24.94%	447,473	2002
	11.059680	10.633448	-3.85%	523,046	2001
	11.098514	11.059680	-0.35%	590,433	2000
	10.446379	11.098514	6.24%	630,256	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.397562	5.561030	-46.52%	14,448	2008
	10.197137	10.397562	1.97%	15,683	2007
	10.000000	10.197137	1.97%	6,498	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.731098	9.192484	-14.34%	30,287	2008
	10.351661	10.731098	3.67%	61,670	2007
	10.039359	10.351661	3.11%	55,040	2006
	10.001252	10.039359	0.38%	50,955	2005
	10.029240	10.001252	-0.28%	71,748	2004
	10.000000	10.029240	0.29%	19,320	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.696259	5.807100	-40.11%	0	2008
	9.749511	9.696259	-0.55%	0	2007
	10.000000	9.749511	-2.50%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.319374	8.580237	-40.08%	6,158	2008
	13.448279	14.319374	6.48%	13,942	2007
	11.952742	13.448279	12.51%	7,661	2006
	11.304090	11.952742	5.74%	6,895	2005
	10.000000	11.304090	13.04%	771	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.009718	7.650257	-30.51%	73,862	2008
	10.483365	11.009718	5.02%	79,037	2007
	10.000000	10.483365	4.83%	32,116	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.663696	9.510049	-10.82%	132,791	2008
	10.465384	10.663696	1.89%	86,918	2007
	10.000000	10.465384	4.65%	8,998	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.183081	7.397298	-39.28%	43,997	2008
	10.766487	12.183081	13.16%	38,970	2007
	10.000000	10.766487	7.66%	16,324	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.395152	6.290124	-44.80%	103,838	2008
	10.292123	11.395152	10.72%	95,809	2007
	10.000000	10.292123	2.92%	26,755	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.822744	6.019832	-38.72%	15,984	2008
	10.000000	9.822744	-1.77%	11,590	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.560644	11.087587	-28.75%	96,065	2008
	15.248676	15.560644	2.05%	122,860	2007
	13.932715	15.248676	9.45%	168,087	2006
	13.752788	13.932715	1.31%	229,692	2005
	12.624110	13.752788	8.94%	329,381	2004
	10.434145	12.624110	20.99%	355,104	2003
	10.215382	10.434145	2.14%	351,269	2002
	9.906674	10.215382	3.12%	395,611	2001
	10.914588	9.906674	-9.23%	458,389	2000
	10.689393	10.914588	2.11%	463,291	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.693614	8.319610	-28.85%	49,015	2008
	11.455462	11.693614	2.08%	32,239	2007
	10.467295	11.455462	9.44%	60,029	2006
	10.000000	10.467295	4.67%	26,082	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	34.173167	14.282143	-58.21%	763	2008
	23.724214	34.173167	44.04%	501	2007
	17.536189	23.724214	35.29%	449	2006
	13.361013	17.536189	31.25%	1,982	2005
	11.182997	13.361013	19.48%	3,436	2004
	6.838436	11.182997	63.53%	4,577	2003
	8.152672	6.838436	-16.12%	5,353	2002
	8.690130	8.152672	-6.18%	14,775	2001
	10.000000	8.690130	-13.10%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.543346	15.665487	-58.27%	30,031	2008
	26.069419	37.543346	44.01%	55,658	2007
	19.280056	26.069419	35.21%	39,272	2006
	14.687707	19.280056	31.27%	60,961	2005
	12.292080	14.687707	19.49%	39,808	2004
	7.518664	12.292080	63.49%	32,434	2003
	10.000000	7.518664	-24.81%	4,611	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.461266	14.249077	-33.61%	8,439	2008
	18.016314	21.461266	19.12%	19,173	2007
	13.232482	18.016314	36.15%	21,301	2006
	12.558877	13.232482	5.36%	24,787	2005
	9.767118	12.558877	28.58%	52,885	2004
	7.949305	9.767118	22.87%	4,403	2003
	10.000000	7.949305	-20.51%	1,820	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.818800	8.443505	-46.62%	1,477	2008
	12.574169	15.818800	25.80%	4,566	2007
	9.556777	12.574169	31.57%	4,566	2006
	7.417171	9.556777	28.85%	4,566	2005
	6.564149	7.417171	13.00%	6,024	2004
	4.891314	6.564149	34.20%	6,119	2003
	6.513326	4.891314	-24.90%	6,763	2002
	9.226253	6.513326	-29.40%	5,746	2001
	10.000000	9.226253	-7.74%	1,924	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	25.134164	13.419912	-46.61%	35,781	2008
	19.978379	25.134164	25.81%	45,403	2007
	15.185847	19.978379	31.56%	36,281	2006
	11.789163	15.185847	28.81%	19,362	2005
	10.418865	11.789163	13.15%	10,027	2004
	7.780338	10.418865	33.91%	5,461	2003
	10.000000	7.780338	-22.20%	3,137	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	20.039403	11.036300	-44.93%	31,256	2008
	16.891818	20.039403	18.63%	43,424	2007
	13.560826	16.891818	24.56%	54,983	2006
	11.483610	13.560826	18.09%	72,207	2005
	10.033615	11.483610	14.45%	88,603	2004
	7.452628	10.033615	34.63%	103,187	2003
	10.094833	7.452628	-26.17%	120,596	2002
	12.566361	10.094833	-19.67%	142,400	2001
	14.483618	12.566361	-13.24%	176,364	2000
	11.907510	14.483618	21.63%	164,763	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	27.136356	14.948770	-44.91%	9,670	2008
	22.865999	27.136356	18.68%	9,269	2007
	18.367108	22.865999	24.49%	9,690	2006
	15.553625	18.367108	18.09%	5,586	2005
	13.589732	15.553625	14.45%	4,891	2004
	10.000000	13.589732	35.90%	5,361	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.145870	-48.54%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.134943	-38.65%	10,608	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.367935	-36.32%	18	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.932892	-20.67%	9,362	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.209508	-27.90%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.085119	-9.15%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.567920	-24.32%	18	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.845834	-31.54%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.313515	-16.86%	10,798	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.875451	-1.25%	18,737	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.859397	-1.41%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.992111	10.107738	-46.78%	5,847	2008
	19.412503	18.992111	-2.17%	7,136	2007
	16.302538	19.412503	19.08%	10,070	2006
	14.819562	16.302538	10.01%	13,834	2005
	12.364516	14.819562	19.86%	15,714	2004
	8.833350	12.364516	39.98%	11,320	2003
	10.000000	8.833350	-11.67%	6,771	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.659437	16.691152	6.59%	558,473	2008
	14.769261	15.659437	6.03%	694,246	2007
	14.442980	14.769261	2.26%	779,363	2006
	14.134529	14.442980	2.18%	1,038,894	2005
	13.833255	14.134529	2.18%	1,257,812	2004
	13.705885	13.833255	0.93%	1,619,954	2003
	12.480491	13.705885	9.82%	2,141,263	2002
	11.760452	12.480491	6.12%	1,946,861	2001
	10.560422	11.760452	11.36%	1,786,298	2000
	10.929045	10.560422	-3.37%	1,530,588	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	9.247490	5.608514	-39.35%	251,503	2008
	7.818137	9.247490	18.28%	349,568	2007
	7.441876	7.818137	5.06%	404,436	2006
	7.061579	7.441876	5.39%	505,610	2005
	6.598302	7.061579	7.02%	603,087	2004
	5.023564	6.598302	31.35%	671,307	2003
	7.122661	5.023564	-29.47%	759,983	2002
	10.017067	7.122661	-28.89%	979,186	2001
	13.778852	10.017067	-27.30%	1,133,209	2000
	13.353842	13.778852	3.18%	1,314,497	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.920915	11.038769	-26.02%	17,819	2008
	13.318420	14.920915	12.03%	22,034	2007
	13.105214	13.318420	1.63%	26,840	2006
	12.214933	13.105214	7.29%	43,919	2005
	11.446689	12.214933	6.71%	28,081	2004
	8.457919	11.446689	35.34%	19,421	2003
	10.000000	8.457919	-15.42%	8,946	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.782764	6.635011	-43.69%	2,573	2008
	10.886372	11.782764	8.23%	3,051	2007
	10.000000	10.886372	8.86%	986	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.321366	11.457685	-7.01%	35,090	2008
	11.816930	12.321366	4.27%	43,841	2007
	11.248617	11.816930	5.05%	54,596	2006
	11.003783	11.248617	2.22%	53,107	2005
	10.626183	11.003783	3.55%	68,624	2004
	9.952068	10.626183	6.77%	115,367	2003
	10.000000	9.952068	-0.48%	62,139	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.233857	11.124870	-15.94%	131,578	2008
	12.634731	13.233857	4.74%	144,518	2007
	11.776544	12.634731	7.29%	108,671	2006
	11.390205	11.776544	3.39%	159,058	2005
	10.742047	11.390205	6.03%	161,609	2004
	9.548043	10.742047	12.51%	129,742	2003
	10.000000	9.548043	-4.52%	56,368	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.993020	10.634318	-24.00%	308,877	2008
	13.384801	13.993020	4.54%	412,824	2007
	12.147352	13.384801	10.19%	423,123	2006
	11.653138	12.147352	4.24%	448,803	2005
	10.751523	11.653138	8.39%	392,136	2004
	9.050748	10.751523	18.79%	248,991	2003
	10.000000	9.050748	-9.49%	119,489	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.081042	10.238185	-32.11%	94,098	2008
	14.358826	15.081042	5.03%	108,409	2007
	12.668669	14.358826	13.34%	94,585	2006
	11.957109	12.668669	5.95%	108,848	2005
	10.780325	11.957109	10.92%	89,827	2004
	8.602581	10.780325	25.32%	60,916	2003
	10.000000	8.602581	-13.97%	24,272	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.727662	9.828641	-37.51%	119,799	2008
	15.001627	15.727662	4.84%	130,022	2007
	12.972191	15.001627	15.64%	131,137	2006
	12.146095	12.972191	6.80%	136,141	2005
	10.765025	12.146095	12.83%	46,073	2004
	8.250068	10.765025	30.48%	24,040	2003
	10.000000	8.250068	-17.50%	10,896	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	23.848329	14.993142	-37.13%	113,478	2008
	22.408755	23.848329	6.42%	146,104	2007
	20.607907	22.408755	8.74%	168,852	2006
	18.578210	20.607907	10.93%	225,840	2005
	16.223105	18.578210	14.52%	275,966	2004
	12.175959	16.223105	33.24%	269,340	2003
	14.528686	12.175959	-16.19%	270,264	2002
	14.877970	14.528686	-2.35%	265,673	2001
	13.050437	14.877970	14.00%	211,847	2000
	10.906928	13.050437	19.65%	88,974	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.688521	12.813136	0.98%	1,404,857	2008
	12.237404	12.688521	3.69%	1,224,995	2007
	11.830928	12.237404	3.44%	1,152,587	2006
	11.645419	11.830928	1.59%	1,218,742	2005
	11.674269	11.645419	-0.25%	1,249,149	2004
	11.724794	11.674269	-0.43%	1,594,021	2003
	11.707381	11.724794	0.15%	2,033,966	2002
	11.420765	11.707381	2.51%	2,173,976	2001
	10.885293	11.420765	4.92%	1,776,127	2000
	10.492136	10.885293	3.75%	2,195,045	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.097185	-39.03%	6,748	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.547275	11.973127	-46.90%	23,374	2008
	22.138852	22.547275	1.84%	42,489	2007
	18.227091	22.138852	21.46%	48,644	2006
	16.438512	18.227091	10.88%	43,989	2005
	13.814041	16.438512	19.00%	38,254	2004
	10.000000	13.814041	38.14%	13,860	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.319765	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.303974	-36.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.235505	-37.64%	2,604	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.710343	-32.90%	4,524	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.393550	9.221509	-46.98%	33,278	2008
	16.017386	17.393550	8.59%	46,142	2007
	15.683909	16.017386	2.13%	44,384	2006
	14.663488	15.683909	6.96%	58,330	2005
	13.066145	14.663488	12.23%	76,346	2004
	9.834714	13.066145	32.86%	95,756	2003
	14.898743	9.834714	-33.99%	94,583	2002
	16.888400	14.898743	-11.78%	100,911	2001
	20.358893	16.888400	-17.52%	105,996	2000
	10.000000	20.358893	103.59%	32,562	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.566889	15.821493	-32.87%	132,410	2008
	25.582039	23.566889	-7.88%	176,096	2007
	22.041053	25.582039	16.07%	252,150	2006
	21.610219	22.041053	1.99%	341,267	2005
	18.618721	21.610219	16.07%	425,373	2004
	11.995839	18.618721	55.21%	467,907	2003
	16.644463	11.995839	-27.93%	517,696	2002
	13.113877	16.644463	26.92%	665,371	2001
	11.917534	13.113877	10.04%	487,437	2000
	9.421309	11.917534	26.50%	359,041	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.794950	13.941637	-38.84%	143,177	2008
	22.557215	22.794950	1.05%	208,084	2007
	20.346532	22.557215	10.87%	235,189	2006
	18.306917	20.346532	11.14%	331,607	2005
	15.544248	18.306917	17.77%	383,712	2004
	11.140091	15.544248	39.53%	409,566	2003
	13.618327	11.140091	-18.20%	443,068	2002
	14.752842	13.618327	-7.69%	532,226	2001
	13.690433	14.752842	7.76%	559,475	2000
	9.606706	13.690433	42.51%	372,211	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.941518	12.228161	-18.16%	139,594	2008
	14.433410	14.941518	3.52%	206,749	2007
	13.913021	14.433410	3.74%	230,619	2006
	13.760263	13.913021	1.11%	296,279	2005
	13.053372	13.760263	5.42%	326,923	2004
	11.766225	13.053372	10.94%	352,985	2003
	11.091651	11.766225	6.08%	414,367	2002
	10.759314	11.091651	3.09%	479,207	2001
	10.290997	10.759314	4.55%	531,806	2000
	10.240891	10.290997	0.49%	511,647	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.342046	8.872334	-42.17%	448,260	2008
	14.333090	15.342046	7.04%	585,062	2007
	12.747536	14.333090	12.44%	726,427	2006
	11.990154	12.747536	6.32%	957,289	2005
	11.040763	11.990154	8.60%	1,169,294	2004
	8.750353	11.040763	26.18%	1,325,133	2003
	10.700156	8.750353	-18.22%	1,548,820	2002
	12.263952	10.700156	-12.75%	1,914,136	2001
	12.661861	12.263952	-3.14%	2,193,618	2000
	11.965436	12.661861	5.82%	2,069,920	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.496602	9.162051	-50.47%	6,192	2008
	16.757177	18.496602	10.38%	9,260	2007
	14.583197	16.757177	14.91%	8,325	2006
	13.361280	14.583197	9.15%	8,213	2005
	11.368909	13.361280	17.52%	5,039	2004
	9.148067	11.368909	24.28%	5,753	2003
	10.000000	9.148067	-8.52%	7,822	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.873597	-1.26%	493	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.928928	1.999343	-49.11%	5,373	2008
	3.306456	3.928928	18.83%	6,272	2007
	3.005732	3.306456	10.01%	5,615	2006
	3.053324	3.005732	-1.56%	6,494	2005
	2.958139	3.053324	3.22%	6,581	2004
	1.925818	2.958139	53.60%	12,064	2003
	3.401525	1.925818	-43.38%	13,865	2002
	6.002258	3.401525	-43.33%	15,324	2001
	10.000000	6.002258	-39.98%	1,608	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.555567	7.404718	-49.13%	7,218	2008
	12.240096	14.555567	18.92%	14,798	2007
	11.135540	12.240096	9.92%	11,074	2006
	11.311381	11.135540	-1.55%	10,761	2005
	10.962391	11.311381	3.18%	7,230	2004
	7.138770	10.962391	53.56%	36,834	2003
	10.000000	7.138770	-28.61%	29,275	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.680806	9.695636	-41.88%	8,529	2008
	13.769893	16.680806	21.14%	10,497	2007
	13.955752	13.769893	-1.33%	16,643	2006
	12.593444	13.955752	10.82%	20,331	2005
	11.318380	12.593444	11.27%	16,071	2004
	7.505693	11.318380	50.80%	68,660	2003
	10.000000	7.505693	-24.94%	9,838	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.375244	8.338977	-37.65%	78,631	2008
	13.824407	13.375244	-3.25%	115,346	2007
	12.053514	13.824407	14.69%	135,842	2006
	11.684800	12.053514	3.16%	152,888	2005
	10.050098	11.684800	16.27%	183,967	2004
	7.727599	10.050098	30.05%	146,775	2003
	10.432880	7.727599	-25.93%	158,442	2002
	12.002951	10.432880	-13.08%	177,337	2001
	13.571227	12.002951	-11.56%	195,943	2000
	11.574924	13.571227	17.25%	140,273	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.606879	-43.93%	373	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	17.966395	9.685417	-46.09%	233,613	2008
	15.907313	17.966395	12.94%	295,982	2007
	14.891993	15.907313	6.82%	336,372	2006
	14.319467	14.891993	4.00%	458,571	2005
	13.532726	14.319467	5.81%	568,025	2004
	10.444338	13.532726	29.57%	607,243	2003
	14.431466	10.444338	-27.63%	685,338	2002
	16.683918	14.431466	-13.50%	868,992	2001
	16.898986	16.683918	-1.27%	901,397	2000
	12.056049	16.898986	40.17%	551,024	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.303966	13.790576	-40.82%	85,103	2008
	22.148887	23.303966	5.22%	111,996	2007
	19.019077	22.148887	16.46%	120,736	2006
	16.810131	19.019077	13.14%	116,174	2005
	14.252599	16.810131	17.94%	103,911	2004
	10.000000	14.252599	42.53%	61,105	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.779357	8.746810	-40.82%	76,795	2008
	14.049241	14.779357	5.20%	105,485	2007
	12.063619	14.049241	16.46%	90,228	2006
	10.665285	12.063619	13.11%	137,470	2005
	9.045084	10.665285	17.91%	164,007	2004
	6.391359	9.045084	41.52%	214,312	2003
	8.295449	6.391359	-22.95%	265,024	2002
	9.531378	8.295449	-12.97%	212,317	2001
	10.000000	9.531378	-4.69%	84,451	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.593074	2.003666	-79.11%	166	2008
	10.000000	9.593074	-4.07%	1,306	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.412185	2.197329	-78.90%	0	2008
	10.533976	10.412185	-1.16%	1,330	2007
	10.000000	10.533976	5.34%	4,943	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.820827	8.414534	-39.12%	269,911	2008
	13.376520	13.820827	3.32%	366,527	2007
	11.752267	13.376520	13.82%	452,098	2006
	11.206873	11.752267	4.87%	570,588	2005
	10.347021	11.206873	8.31%	703,788	2004
	8.251913	10.347021	25.39%	805,047	2003
	10.270073	8.251913	-19.65%	842,445	2002
	11.553551	10.270073	-11.11%	1,064,710	2001
	12.798619	11.553551	-9.73%	1,115,013	2000
	10.627355	12.798619	20.43%	731,791	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.798644	6.027831	-38.48%	14,833	2008
	10.024461	9.798644	-2.25%	18,521	2007
	10.000000	10.024461	0.24%	7,369	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	14.418927	7.266731	-49.60%	169,893	2008
	13.704922	14.418927	5.21%	213,508	2007
	13.452346	13.704922	1.88%	267,163	2006
	12.102745	13.452346	11.15%	353,125	2005
	10.211605	12.102745	18.52%	391,870	2004
	8.217057	10.211605	24.27%	437,215	2003
	11.500467	8.217057	-28.55%	491,992	2002
	16.911124	11.500467	-31.99%	661,579	2001
	19.253639	16.911124	-12.17%	749,952	2000
	10.597477	19.253639	81.68%	333,894	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.109026	10.220224	-8.00%	0	2008
	10.147287	11.109026	9.48%	0	2007
	10.000000	10.147287	1.47%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.183921	11.592014	3.65%	0	2008
	10.394465	11.183921	7.59%	0	2007
	10.000000	10.394465	3.94%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.336649	6.363587	-43.87%	0	2008
	11.019285	11.336649	2.88%	0	2007
	10.000000	11.019285	10.19%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.527832	7.637787	-39.03%	0	2008
	11.628301	12.527832	7.74%	0	2007
	10.000000	11.628301	16.28%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.162323	5.442736	-40.60%	0	2008
	10.338322	9.162323	-11.38%	0	2007
	10.000000	10.338322	3.38%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.572090	8.336009	-27.96%	0	2008
	11.029602	11.572090	4.92%	0	2007
	10.000000	11.029602	10.30%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.610128	7.073617	-39.07%	0	2008
	11.412658	11.610128	1.73%	0	2007
	10.000000	11.412658	14.13%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.701370	7.414414	-30.72%	0	2008
	10.595617	10.701370	1.00%	0	2007
	10.000000	10.595617	5.96%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.807040	7.175016	-39.23%	0	2008
	10.823400	11.807040	9.09%	0	2007
	10.000000	10.823400	8.23%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.855001	7.683579	-29.22%	0	2008
	10.770511	10.855001	0.78%	0	2007
	10.000000	10.770511	7.71%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.831863	5.656444	-47.78%	0	2008
	10.366458	10.831863	4.49%	0	2007
	10.000000	10.366458	3.66%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.064080	6.266681	-37.73%	0	2008
	10.841608	10.064080	-7.17%	0	2007
	10.000000	10.841608	8.42%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.763022	6.675075	-43.25%	6,918	2008
	10.568590	11.763022	11.30%	4,215	2007
	10.000000	10.568590	5.69%	2,324	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.230560	7.082475	-36.94%	37,696	2008
	11.016602	11.230560	1.94%	35,131	2007
	10.000000	11.016602	10.17%	28,193	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.692434	10.718292	0.24%	17,252	2008
	10.269649	10.692434	4.12%	3,596	2007
	10.000000	10.269649	2.70%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.879942	9.667083	-11.15%	7,536	2008
	10.427386	10.879942	4.34%	20,199	2007
	10.000000	10.427386	4.27%	3,952	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.708821	18.263729	-15.87%	13,126	2008
	20.595131	21.708821	5.41%	21,150	2007
	18.783127	20.595131	9.65%	23,456	2006
	16.910231	18.783127	11.08%	37,634	2005
	15.527295	16.910231	8.91%	49,491	2004
	12.272332	15.527295	26.52%	67,237	2003
	11.355355	12.272332	8.08%	76,122	2002
	10.423703	11.355355	8.94%	52,717	2001
	9.456874	10.423703	10.22%	57,429	2000
	7.387124	9.456874	28.02%	44,179	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.393156	10.077999	-45.21%	0	2008
	16.222499	18.393156	13.38%	0	2007
	13.101295	16.222499	23.82%	0	2006
	11.920493	13.101295	9.91%	0	2005
	10.262492	11.920493	16.16%	0	2004
	8.139606	10.262492	26.08%	0	2003
	10.000000	8.139606	-18.60%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.593596	5.580056	-47.33%	36,181	2008
	8.728269	10.593596	21.37%	23,961	2007
	8.071989	8.728269	8.13%	32,140	2006
	6.938416	8.071989	16.34%	63,205	2005
	5.766631	6.938416	20.32%	62,936	2004
	4.110862	5.766631	40.28%	27,031	2003
	6.034873	4.110862	-31.88%	6,090	2002
	8.628712	6.034873	-30.06%	17,678	2001
	10.000000	8.628712	-13.71%	11,969	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.860907	17.120872	-38.55%	71,454	2008
	33.954644	27.860907	-17.95%	120,086	2007
	24.856829	33.954644	36.60%	172,071	2006
	21.460423	24.856829	15.83%	220,161	2005
	15.900887	21.460423	34.96%	266,323	2004
	11.685886	15.900887	36.07%	266,531	2003
	11.903602	11.685886	-1.83%	239,389	2002
	10.952709	11.903602	8.68%	239,465	2001
	10.530532	10.952709	4.01%	253,823	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	28.520840	9.939339	-65.15%	27,268	2008
	20.946101	28.520840	36.16%	34,493	2007
	15.174857	20.946101	38.03%	37,966	2006
	11.617992	15.174857	30.62%	53,186	2005
	9.326515	11.617992	24.57%	81,313	2004
	6.112883	9.326515	52.57%	159,912	2003
	6.362414	6.112883	-3.92%	174,908	2002
	6.548959	6.362414	-2.85%	205,904	2001
	11.384426	6.548959	-42.47%	185,292	2000
	5.744349	11.384426	98.18%	147,062	1999

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.995838	10.810807	-65.12%	20,300	2008
	22.771877	30.995838	36.11%	35,216	2007
	16.492556	22.771877	38.07%	28,625	2006
	12.639533	16.492556	30.48%	38,983	2005
	10.000000	12.639533	26.40%	49,833	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	32.293027	17.214804	-46.69%	13,234	2008
	22.453358	32.293027	43.82%	17,986	2007
	18.226802	22.453358	23.19%	20,207	2006
	12.144376	18.226802	50.08%	36,235	2005
	9.879500	12.144376	22.93%	57,122	2004
	6.895881	9.879500	43.27%	82,407	2003
	7.172354	6.895881	-3.85%	63,355	2002
	8.094362	7.172354	-11.39%	42,344	2001
	7.342607	8.094362	10.24%	55,308	2000
	6.132522	7.342607	19.73%	53,452	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.222665	17.719541	-46.66%	20,390	2008
	23.104281	33.222665	43.79%	35,756	2007
	18.748436	23.104281	23.23%	29,577	2006
	12.496465	18.748436	50.03%	42,598	2005
	10.000000	12.496465	24.96%	33,947	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.216592	8.740381	-38.52%	2,563	2008
	13.067757	14.216592	8.79%	2,563	2007
	11.616765	13.067757	12.49%	1,911	2006
	10.795475	11.616765	7.61%	4,983	2005
	9.948427	10.795475	8.51%	4,983	2004
	7.449037	9.948427	33.55%	4,983	2003
	9.833527	7.449037	-24.25%	4,983	2002
	9.906989	9.833527	-0.74%	4,983	2001
	10.000000	9.906989	-0.93%	2,458	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.422499	7.955816	-40.73%	77,414	2008
	12.721812	13.422499	5.51%	89,011	2007
	11.456572	12.721812	11.04%	114,385	2006
	10.731630	11.456572	6.76%	151,630	2005
	9.173944	10.731630	16.98%	181,923	2004
	6.766972	9.173944	35.57%	208,059	2003
	9.345120	6.766972	-27.59%	200,916	2002
	9.808108	9.345120	-4.72%	180,606	2001
	10.000000	9.808108	-1.92%	31,598	2000*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.578489	7.062831	-39.00%	11,261	2008
	11.455580	11.578489	1.07%	10,936	2007
	10.477018	11.455580	9.34%	14,846	2006
	10.061213	10.477018	4.13%	17,522	2005
	9.461566	10.061213	6.34%	181,775	2004
	8.221526	9.461566	15.08%	20,669	2003
	10.027760	8.221526	-18.01%	13,521	2002
	10.000000	10.027760	0.28%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.681198	5.080669	-52.43%	10,718	2008
	10.655337	10.681198	0.24%	12,384	2007
	10.000000	10.655337	6.55%	3,680	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	13.054477	7.424507	-43.13%	1,962	2008
	11.784684	13.054477	10.77%	2,707	2007
	11.209221	11.784684	5.13%	1,753	2006
	10.413411	11.209221	7.64%	2,521	2005
	9.874902	10.413411	5.45%	2,534	2004
	7.708966	9.874902	28.10%	1,716	2003
	10.304626	7.708966	-25.19%	1,369	2002
	10.000000	10.304626	3.05%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.930971	6.202428	-43.26%	879	2008
	9.892531	10.930971	10.50%	997	2007
	10.000000	9.892531	-1.07%	134	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.036313	5.770779	-47.71%	5,083	2008
	10.094887	11.036313	9.33%	4,300	2007
	10.000000	10.094887	0.95%	2,823	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.156332	9.780442	-30.91%	3,377	2008
	13.239993	14.156332	6.92%	5,721	2007
	11.470926	13.239993	15.42%	5,744	2006
	11.013100	11.470926	4.16%	753	2005
	10.219051	11.0131	7.77%	799	2004
	8.30462	10.219051	23.05%	734	2003
	9.947104	8.30462	-16.51%	537	2002
	10.000000	9.947104	-0.53%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.824034	8.347111	-29.41%	0	2008
	10.689063	11.824034	10.62%	0	2007
	10.000000	10.689063	6.89%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.925753	6.528516	-45.26%	0	2008
	12.766269	11.925753	-6.58%	0	2007
	10.000000	12.766269	27.66%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.542349	12.702013	-41.04%	0	2008
	18.988211	21.542349	13.45%	0	2007
	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.695863	7.138359	-38.97%	16,869	2008
	10.226808	11.695863	14.36%	20,544	2007
	10.000000	10.226808	2.27%	17,003	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.208582	-37.91%	30,162	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.803283	10.223592	-35.31%	445,872	2008
	15.990790	15.803283	-1.17%	392,738	2007
	13.808600	15.990790	15.80%	509,148	2006
	13.343804	13.808600	3.48%	609,588	2005
	11.940757	13.343804	11.75%	626,313	2004
	9.333731	11.940757	27.93%	656,950	2003
	11.705008	9.333731	-20.26%	566,564	2002
	12.914785	11.705008	-9.37%	354,932	2001
	14.608384	12.914785	-11.59%	100,137	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	20.097962	10.967180	-45.43%	110,928	2008
	17.214343	20.097962	16.75%	105,493	2007
	13.921341	17.214343	23.65%	114,645	2006
	12.428422	13.921341	12.01%	134,347	2005
	10.934729	12.428422	13.66%	155,861	2004
	8.879812	10.934729	23.14%	168,520	2003
	11.275782	8.879812	-21.25%	193,349	2002
	16.098754	11.275782	-29.96%	289,774	2001
	19.569739	16.098754	-17.74%	107,222	2000
	12.062037	19.569739	62.24%	16,178	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.232008	9.948938	-45.43%	181,440	2008
	15.616113	18.232008	16.75%	197,205	2007
	12.628843	15.616113	23.65%	217,083	2006
	11.289865	12.628843	11.86%	287,334	2005
	9.919506	11.289865	13.81%	297,548	2004
	8.055362	9.919506	23.14%	312,158	2003
	10.000000	8.055362	-19.45%	226,733	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.697120	8.003497	-25.18%	76,675	2008
	11.071995	10.697120	-3.39%	41,748	2007
	10.000000	11.071995	10.72%	21,872	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.480591	7.223075	-42.13%	25,032	2008
	10.428461	12.480591	19.68%	33,172	2007
	10.901260	10.428461	-4.34%	44,295	2006
	10.788517	10.901260	1.05%	74,245	2005
	9.856273	10.788517	9.46%	77,586	2004
	7.979129	9.856273	23.53%	56,845	2003
	10.000000	7.979129	-20.21%	10,212	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.554101	14.884699	-27.58%	1,184,419	2008
	21.909766	20.554101	-6.19%	1,143,755	2007
	18.670139	21.909766	17.35%	1,348,710	2006
	17.972501	18.670139	3.88%	1,521,012	2005
	15.894190	17.972501	13.08%	1,677,569	2004
	12.461991	15.894190	27.54%	1,659,345	2003
	14.420645	12.461991	-13.58%	1,421,135	2002
	12.924722	14.420645	11.57%	646,646	2001
	11.060928	12.924722	16.85%	40,702	2000
	11.279817	11.060928	-1.94%	4,917	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.209646	6.711867	-49.19%	75,117	2008
	9.556470	13.209646	38.23%	115,407	2007
	10.000000	9.556470	-4.44%	311	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.719554	11.406501	-2.67%	335,091	2008
	10.823057	11.719554	8.28%	187,946	2007
	10.772114	10.823057	0.47%	221,698	2006
	10.724012	10.772114	0.45%	277,794	2005
	10.247814	10.724012	4.65%	285,696	2004
	10.000000	10.247814	2.48%	106,553	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.295422	8.122989	-38.90%	16,258	2008
	13.171850	13.295422	0.94%	26,940	2007
	11.508201	13.171850	14.46%	33,899	2006
	10.898269	11.508201	5.60%	33,134	2005
	9.846677	10.898269	10.68%	30,059	2004
	7.934743	9.846677	24.10%	27,707	2003
	10.188588	7.934743	-22.12%	11,923	2002
	10.000000	10.188588	1.89%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.054027	8.077885	-38.12%	60,156	2008
	14.023080	13.054027	-6.91%	71,308	2007
	11.690465	14.023080	19.95%	63,893	2006
	11.056669	11.690465	5.73%	64,939	2005
	9.878065	11.056669	11.93%	61,996	2004
	8.079525	9.878065	22.26%	58,093	2003
	10.166589	8.079525	-20.53%	29,423	2002
	10.000000	10.166589	1.67%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	20.035852	9.554504	-52.31%	22,165	2008
	15.005557	20.035852	33.52%	27,001	2007
	14.692814	15.005557	2.13%	28,798	2006
	12.988054	14.692814	13.13%	33,077	2005
	11.205730	12.988054	15.91%	32,522	2004
	8.296492	11.205730	35.07%	26,840	2003
	10.486205	8.296492	-20.88%	17,263	2002
	10.000000	10.486205	4.86%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	18.365131	10.709756	-41.68%	0	2008
	15.927192	18.365131	15.31%	0	2007
	13.572149	15.927192	17.35%	0	2006
	11.684919	13.572149	16.15%	0	2005
	10.296848	11.684919	13.48%	0	2004
	7.822670	10.296848	31.63%	0	2003
	9.875436	7.822670	-20.79%	0	2002
	12.847895	9.875436	-23.14%	0	2001
	17.529681	12.847895	-26.71%	1,129	2000
	11.551939	17.529681	51.75%	446	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.923281	8.385283	-47.34%	0	2008
	16.764679	15.923281	-5.02%	0	2007
	14.973459	16.764679	11.96%	0	2006
	13.035094	14.973459	14.87%	0	2005
	11.170519	13.035094	16.69%	0	2004
	7.649197	11.170519	46.04%	0	2003
	11.746746	7.649197	-34.88%	0	2002
	16.644686	11.746746	-29.43%	0	2001
	20.760969	16.644686	-19.83%	0	2000
	12.839012	20.760969	61.70%	0	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.710727	11.177398	-36.89%	215	2008
	17.594513	17.710727	0.66%	516	2007
	14.905426	17.594513	18.04%	258	2006
	13.935865	14.905426	6.96%	956	2005
	12.655306	13.935865	10.12%	1,278	2004
	10.223346	12.655306	23.79%	1,278	2003
	13.441552	10.223346	-23.94%	2,499	2002
	13.464612	13.441552	-0.17%	3,102	2001
	12.499772	13.464612	7.72%	1,209	2000
	11.896081	12.499772	5.07%	772	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.213830	9.457808	-37.83%	1,805,205	2008
	14.615858	15.213830	4.09%	1,834,114	2007
	12.795006	14.615858	14.23%	1,999,321	2006
	12.357170	12.795006	3.54%	2,350,383	2005
	11.292966	12.357170	9.42%	2,685,637	2004
	7.618563	10.381496	36.27%	295,841	2003
	10.000000	7.618563	-23.81%	38,500	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	12.026253	7.799377	-35.15%	126,469	2008
	11.282351	12.026253	6.59%	135,071	2007
	10.446352	11.282351	8.00%	115,502	2006
	10.193646	10.446352	2.48%	125,840	2005
	9.704318	10.193646	5.04%	153,746	2004
	7.787219	9.704318	24.62%	202,739	2003
	11.081580	7.787219	-29.73%	227,001	2002
	14.472958	11.081580	-23.43%	234,301	2001
	16.447766	14.472958	-12.01%	127,094	2000
	12.784895	16.447766	28.65%	22,261	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	15.213830	9.457808	-37.83%	1,805,205	2008
	14.615858	15.213830	4.09%	1,834,114	2007
	12.795006	14.615858	14.23%	1,999,321	2006
	12.357170	12.795006	3.54%	2,350,383	2005
	11.292966	12.357170	9.42%	2,685,637	2004
	8.895399	11.292966	26.95%	2,809,696	2003
	11.585200	8.895399	-23.22%	2,489,181	2002
	13.339745	11.585200	-13.15%	1,650,641	2001
	14.867150	13.339745	-10.27%	492,133	2000
	12.464249	14.867150	19.28%	89,936	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.551743	10.835374	-30.33%	353,134	2008
	14.678695	15.551743	5.95%	303,807	2007
	12.741982	14.678695	15.20%	361,108	2006
	12.342942	12.741982	3.23%	383,583	2005
	11.880707	12.342942	3.89%	430,548	2004
	9.914002	11.880707	19.84%	455,998	2003
	12.036131	9.914002	-17.63%	390,215	2002
	13.420126	12.036131	-10.31%	207,988	2001
	13.657521	13.420126	-1.74%	30,032	2000
	12.389971	13.657521	10.23%	10,103	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.553497	7.130757	-38.28%	2,094	2008
	13.135461	11.553497	-12.04%	2,142	2007
	12.798639	13.135461	2.63%	2,263	2006
	12.231073	12.798639	4.64%	2,322	2005
	11.107443	12.231073	10.12%	2,220	2004
	8.528249	11.107443	30.24%	2,798	2003
	10.662171	8.528249	-20.01%	358	2002
	10.000000	10.662171	6.62%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.296974	11.961882	-38.01%	898	2008
	18.734599	19.296974	3.00%	1,530	2007
	15.450871	18.734599	21.25%	1,605	2006
	13.962144	15.450871	10.66%	3,984	2005
	11.762272	13.962144	18.70%	4,230	2004
	8.722016	11.762272	34.86%	3,965	2003
	10.047625	8.722016	-13.19%	3,225	2002
	10.000000	10.047625	0.48%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.053661	9.857217	-1.95%	19,485	2008
	10.319312	10.053661	-2.57%	0	2007
	10.000000	10.319312	3.19%	351	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.098393	12.927144	-8.31%	1,150,053	2008
	13.527760	14.098393	4.22%	1,204,817	2007
	13.132275	13.527760	3.01%	1,283,032	2006
	13.107871	13.132275	0.19%	1,505,308	2005
	12.790643	13.107871	2.48%	1,634,123	2004
	12.358755	12.790643	3.49%	1,905,769	2003
	11.432220	12.358755	8.10%	1,834,358	2002
	10.702323	11.432220	6.82%	865,966	2001
	9.796953	10.702323	9.24%	61,248	2000
	10.000000	9.796953	-2.03%	5,716	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	24.156274	13.709604	-43.25%	1,350,250	2008
	20.786972	24.156274	16.21%	1,511,955	2007
	18.834678	20.786972	10.37%	1,524,946	2006
	16.297747	18.834678	15.57%	1,591,381	2005
	14.287374	16.297747	14.07%	1,468,083	2004
	11.255043	14.287374	26.94%	1,317,724	2003
	12.564462	11.255043	-10.42%	993,408	2002
	14.497111	12.564462	-13.33%	570,419	2001
	15.712599	14.497111	-7.74%	192,044	2000
	12.797152	15.712599	22.78%	37,857	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.523666	6.098189	-54.91%	203,870	2008
	9.389333	13.523666	44.03%	131,760	2007
	10.000000	9.389333	-6.11%	31,592	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	18.105249	10.259159	-43.34%	2,119,086	2008
	18.051815	18.105249	0.30%	2,087,898	2007
	15.199905	18.051815	18.76%	2,331,335	2006
	14.531777	15.199905	4.60%	2,569,561	2005
	13.191825	14.531777	10.16%	2,855,701	2004
	10.243000	13.191825	28.79%	2,886,811	2003
	12.478012	10.243000	-17.91%	2,424,350	2002
	13.294130	12.478012	-6.14%	1,414,676	2001
	12.410474	13.294130	7.12%	189,699	2000
	11.809798	12.410474	5.09%	56,595	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.310248	8.380770	-25.90%	49,548	2008
	10.526627	11.310248	7.44%	44,755	2007
	10.000000	10.526627	5.27%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.490429	7.646576	-33.45%	53,143	2008
	10.546649	11.490429	8.95%	16,726	2007
	10.000000	10.546649	5.47%	4,457	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.621249	7.117041	-38.76%	18,109	2008
	10.566834	11.621249	9.98%	25,799	2007
	10.000000	10.566834	5.67%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.577225	5.589833	-55.56%	85,250	2008
	10.336124	12.577225	21.68%	60,609	2007
	9.924641	10.336124	4.15%	65,562	2006
	9.217840	9.924641	7.67%	89,177	2005
	8.705771	9.217840	5.88%	116,553	2004
	6.788835	8.705771	28.24%	101,394	2003
	8.791124	6.788835	-22.78%	110,485	2002
	10.389625	8.791124	-15.39%	108,441	2001
	12.683293	10.389625	-18.08%	60,097	2000
	12.309512	12.683293	3.04%	18,699	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	16.082526	8.392585	-47.82%	1,023,486	2008
	12.818073	16.082526	25.47%	1,085,508	2007
	12.142810	12.818073	5.56%	1,040,909	2006
	11.618360	12.142810	4.51%	1,251,524	2005
	11.376318	11.618360	2.13%	1,550,719	2004
	8.662889	11.376318	31.32%	1,656,568	2003
	12.549094	8.662889	-30.97%	1,510,092	2002
	15.423665	12.549094	-18.64%	1,272,300	2001
	17.534950	15.423665	-12.04%	441,712	2000
	12.914475	17.534950	35.78%	63,633	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.837516	8.773015	-25.89%	429,432	2008
	11.660133	11.837516	1.52%	550,732	2007
	10.604160	11.660133	9.96%	855,936	2006
	10.457917	10.604160	1.40%	939,949	2005
	9.659661	10.457917	8.26%	1,031,227	2004
	7.692360	9.659661	25.57%	1,265,100	2003
	7.506322	7.692360	2.48%	856,728	2002
	8.615157	7.506322	-12.87%	494,523	2001
	11.255695	8.615157	-23.46%	118,481	2000
	10.530579	11.255695	6.89%	19,455	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.812673	7.280603	-25.80%	152,281	2008
	10.000000	9.812673	-1.87%	182,241	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.231360	10.736231	-4.41%	336,278	2008
	10.897994	11.231360	3.06%	397,328	2007
	10.564594	10.897994	3.16%	334,079	2006
	10.464104	10.564594	0.96%	265,983	2005
	10.142433	10.464104	3.17%	155,733	2004
	10.000000	10.142433	1.42%	89,869	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.272286	6.743663	-40.17%	270,356	2008
	9.869805	11.272286	14.21%	215,236	2007
	10.000000	9.869805	-1.30%	118,017	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	21.300566	11.825312	-44.48%	47,230	2008
	18.376710	21.300566	15.91%	48,130	2007
	15.753299	18.376710	16.65%	51,467	2006
	13.388056	15.753299	17.67%	57,899	2005
	11.928089	13.388056	12.24%	65,996	2004
	8.421945	11.928089	41.63%	75,622	2003
	10.690513	8.421945	-21.22%	90,931	2002
	13.731142	10.690513	-22.14%	97,289	2001
	17.171657	13.731142	-20.04%	43,731	2000
	12.187321	17.171657	40.90%	7,559	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.579612	10.867381	-44.50%	263,273	2008
	16.889323	19.579612	15.93%	303,783	2007
	14.477894	16.889323	16.66%	313,927	2006
	12.309005	14.477894	17.62%	274,759	2005
	10.965863	12.309005	12.25%	241,083	2004
	7.739985	10.965863	41.68%	145,291	2003
	10.000000	7.739985	-22.60%	74,589	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.963627	7.708219	-51.71%	75,652	2008
	15.286166	15.963627	4.43%	95,815	2007
	13.301272	15.286166	14.92%	88,251	2006
	13.113789	13.301272	1.43%	96,611	2005
	11.632535	13.113789	12.73%	187,527	2004
	7.454046	11.632535	56.06%	169,705	2003
	10.000000	7.454046	-25.46%	60,482	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.424928	7.948254	-30.43%	269,617	2008
	11.134394	11.424928	2.61%	203,028	2007
	10.000000	11.134394	11.34%	153,012	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.818976	6.504602	-33.75%	155,583	2008
	10.170851	9.818976	-3.46%	94,252	2007
	10.000000	10.170851	1.71%	46,960	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.607120	-33.93%	2,951	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.598175	6.364846	-53.19%	37,804	2008
	10.684141	13.598175	27.27%	75,869	2007
	10.000000	10.684141	6.84%	10,800	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.274046	10.801198	-40.89%	0	2008
	15.958716	18.274046	14.51%	0	2007
	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.413074	7.317648	-41.05%	61,479	2008
	10.872497	12.413074	14.17%	61,559	2007
	10.000000	10.872497	8.72%	31,618	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.489837	12.068737	5.04%	208,946	2008
	10.463874	11.489837	9.80%	207,664	2007
	10.000000	10.463874	4.64%	49,396	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.418129	9.524129	-33.94%	83,253	2008
	14.230228	14.418129	1.32%	110,719	2007
	12.314314	14.230228	15.56%	132,696	2006
	11.400631	12.314314	8.01%	195,099	2005
	10.000000	11.400631	14.01%	68,592	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.801837	6.500045	-44.92%	1,036,731	2008
	8.734063	11.801837	35.12%	976,231	2007
	8.093142	8.734063	7.92%	805,473	2006
	7.270035	8.093142	11.32%	920,502	2005
	6.231243	7.270035	16.67%	1,028,114	2004
	5.240220	6.231243	18.91%	1,111,822	2003
	6.302423	5.240220	-16.85%	1,130,113	2002
	8.152720	6.302423	-22.70%	1,023,497	2001
	10.000000	8.152720	-18.47%	445,007	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.813811	2.667374	-44.59%	262,624	2008
	3.999765	4.813811	20.35%	285,775	2007
	3.750538	3.999765	6.65%	235,538	2006
	3.399492	3.750538	10.33%	285,531	2005
	3.417949	3.399492	-0.54%	339,813	2004
	2.359397	3.417949	44.87%	387,451	2003
	4.038883	2.359397	-41.58%	474,132	2002
	6.515527	4.038883	-38.01%	637,428	2001
	10.000000	6.515527	-34.84%	399,157	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.587904	8.094243	-44.51%	84,855	2008
	12.115386	14.587904	20.41%	63,124	2007
	11.348676	12.115386	6.76%	69,207	2006
	10.307067	11.348676	10.11%	78,671	2005
	10.335357	10.307067	-0.27%	89,482	2004
	7.102551	10.335357	45.52%	102,788	2003
	10.000000	7.102551	-28.97%	61,041	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.894461	11.283560	-36.94%	8,142	2008
	17.049066	17.894461	4.96%	6,419	2007
	15.562268	17.049066	9.55%	6,633	2006
	14.186773	15.562268	9.70%	9,052	2005
	12.211795	14.186773	16.17%	3,264	2004
	10.000000	12.211795	22.12%	575	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.037948	8.049491	-52.76%	441,059	2008
	13.457741	17.037948	26.60%	429,044	2007
	9.279830	13.457741	45.02%	389,802	2006
	7.111343	9.279830	30.49%	440,485	2005
	6.058322	7.111343	17.38%	496,030	2004
	4.553254	6.058322	33.05%	548,582	2003
	6.201296	4.553254	-26.58%	710,543	2002
	8.189524	6.201296	-24.28%	878,214	2001
	10.000000	8.189524	-18.10%	351,019	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	29.054225	13.731980	-52.74%	383,069	2008
	22.939247	29.054225	26.66%	437,324	2007
	15.810633	22.939247	45.09%	379,965	2006
	12.108943	15.810633	30.57%	332,868	2005
	10.313811	12.108943	17.41%	305,284	2004
	7.750784	10.313811	33.07%	335,708	2003
	10.000000	7.750784	-22.49%	232,278	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.788968	7.841640	-33.48%	189,729	2008
	11.079463	11.788968	6.40%	171,904	2007
	10.000000	11.079463	10.79%	50,416	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	19.781912	12.277242	-37.94%	243,983	2008
	18.627004	19.781912	6.20%	203,529	2007
	16.611499	18.627004	12.13%	232,226	2006
	15.495457	16.611499	7.20%	287,218	2005
	13.528328	15.495457	14.54%	277,834	2004
	10.381389	13.528328	30.31%	315,992	2003
	14.271602	10.381389	-27.26%	264,337	2002
	14.652210	14.271602	-2.60%	138,744	2001
	14.648600	14.652210	0.02%	17,756	2000
	12.887023	14.648600	13.67%	2,098	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.587288	5.608360	-47.03%	43,212	2008
	10.372400	10.587288	2.07%	85,337	2007
	10.000000	10.372400	3.72%	61,796	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	23.007914	12.885929	-43.99%	357,322	2008
	18.987585	23.007914	21.17%	344,721	2007
	16.738599	18.987585	13.44%	363,250	2006
	14.879545	16.738599	12.49%	452,393	2005
	12.935499	14.879545	15.03%	501,498	2004
	10.212487	12.935499	26.66%	529,717	2003
	14.613925	10.212487	-30.12%	490,159	2002
	19.610857	14.613925	-25.48%	330,845	2001
	21.426404	19.610857	-8.47%	80,411	2000
	14.077949	21.426404	52.20%	3,637	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.919491	9.378440	-52.92%	350,078	2008
	18.422371	19.919491	8.13%	326,216	2007
	16.595294	18.422371	11.01%	378,860	2006
	14.214218	16.595294	16.75%	343,374	2005
	12.080039	14.214218	17.67%	315,660	2004
	9.041691	12.080039	33.60%	257,573	2003
	12.052088	9.041691	-24.98%	196,422	2002
	12.541566	12.052088	-3.90%	109,749	2001
	12.591929	12.541566	-0.40%	39,501	2000
	11.858021	12.591929	6.19%	6,848	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.388803	5.553532	-46.54%	16,636	2008
	10.193716	10.388803	1.91%	9,722	2007
	10.000000	10.193716	1.94%	3,168	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.705809	9.166189	-14.38%	216,373	2008
	10.332505	10.705809	3.61%	250,694	2007
	10.025843	10.332505	3.06%	188,594	2006
	9.992825	10.025843	0.33%	204,299	2005
	10.025854	9.992825	-0.33%	180,090	2004
	10.000000	10.025854	0.26%	70,715	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.688085	5.799261	-40.14%	891	2008
	9.746244	9.688085	-0.60%	11,065	2007
	10.000000	9.746244	-2.54%	364	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.292911	8.560035	-40.11%	18,638	2008
	13.430250	14.292911	6.42%	50,404	2007
	11.942734	13.430250	12.46%	26,790	2006
	11.300308	11.942734	5.69%	6,582	2005
	10.000000	11.300308	13.00%	5,606	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.000442	7.639940	-30.55%	195,938	2008
	10.479861	11.000442	4.97%	231,270	2007
	10.000000	10.479861	4.80%	51,050	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.654712	9.497230	-10.86%	123,179	2008
	10.461879	10.654712	1.84%	152,987	2007
	10.000000	10.461879	4.62%	55,372	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.172813	7.387323	-39.31%	186,152	2008
	10.762882	12.172813	13.10%	169,492	2007
	10.000000	10.762882	7.63%	122,107	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.385541	6.281631	-44.83%	246,258	2008
	10.288678	11.385541	10.66%	181,170	2007
	10.000000	10.288678	2.89%	102,238	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.819431	6.014749	-38.75%	77,272	2008
	10.000000	9.819431	-1.81%	20,982	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.983441	10.670909	-28.78%	262,049	2008
	14.690513	14.983441	1.99%	396,607	2007
	13.429490	14.690513	9.39%	440,307	2006
	13.262747	13.429490	1.26%	538,346	2005
	12.180431	13.262747	8.89%	846,759	2004
	10.381496	12.514320	20.54%	256,595	2004
	10.072515	12.180431	20.93%	823,989	2003
	9.866328	10.072515	2.09%	631,222	2002
	9.573036	9.866328	3.06%	225,792	2001
	10.552305	9.573036	-9.28%	23,852	2000
	10.339812	10.552305	2.06%	442	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.677897	8.304238	-28.89%	202,875	2008
	11.445881	11.677897	2.03%	206,882	2007
	10.463797	11.445881	9.39%	192,337	2006
	10.000000	10.463797	4.64%	145,914	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	34.048272	14.222724	-58.23%	9,609	2008
	23.649505	34.048272	43.97%	10,620	2007
	17.489766	23.649505	35.22%	11,174	2006
	13.332348	17.489766	31.18%	11,890	2005
	11.164642	13.332348	19.42%	12,030	2004
	6.830658	11.164642	63.45%	12,108	2003
	8.147532	6.830658	-16.16%	14,231	2002
	8.689073	8.147532	-6.23%	12,005	2001
	10.000000	8.689073	-13.11%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.435968	15.612753	-58.29%	164,229	2008
	26.008051	37.435968	43.94%	208,724	2007
	19.244358	26.008051	35.15%	175,471	2006
	14.667907	19.244358	31.20%	214,356	2005
	12.281718	14.667907	19.43%	135,131	2004
	7.516119	12.281718	63.41%	104,238	2003
	10.000000	7.516119	-24.84%	44,634	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.397112	14.199288	-33.64%	58,700	2008
	17.971585	21.397112	19.06%	56,789	2007
	13.206283	17.971585	36.08%	58,175	2006
	12.540332	13.206283	5.31%	55,246	2005
	9.757613	12.540332	28.52%	29,053	2004
	7.945569	9.757613	22.81%	6,050	2003
	10.000000	7.945569	-20.54%	2,209	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.760938	8.408349	-46.65%	8,477	2008
	12.534539	15.760938	25.74%	2,189	2007
	9.531459	12.534539	31.51%	2,658	2006
	7.401248	9.531459	28.78%	2,830	2005
	6.553362	7.401248	12.94%	2,910	2004
	4.885747	6.553362	34.13%	2,960	2003
	6.509205	4.885747	-24.94%	3,111	2002
	9.225133	6.509205	-29.44%	3,005	2001
	10.000000	9.225133	-7.75%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	25.062342	13.374780	-46.63%	83,789	2008
	19.931416	25.062342	25.74%	97,102	2007
	15.157788	19.931416	31.49%	64,677	2006
	11.773306	15.157788	28.75%	46,679	2005
	10.410101	11.773306	13.10%	29,275	2004
	7.777707	10.410101	33.85%	21,368	2003
	10.000000	7.777707	-22.22%	23,753	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	20.458951	11.261650	-44.95%	22,589	2008
	17.254227	20.458951	18.57%	21,078	2007
	13.858748	17.254227	24.50%	19,489	2006
	11.741802	13.858748	18.03%	23,511	2005
	10.264387	11.741802	14.39%	29,558	2004
	7.627885	10.264387	34.56%	30,867	2003
	10.337468	7.627885	-26.21%	33,302	2002
	12.874957	10.337468	-19.71%	30,301	2001
	14.846771	12.874957	-13.28%	13.241	2000
	12.212250	14.846771	21.57%	1,969	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	27.072479	14.906024	-44.94%	31,313	2008
	22.823774	27.072479	18.62%	35,597	2007
	18.342427	22.823774	24.43%	31,862	2006
	15.540553	18.342427	18.03%	27,142	2005
	13.585158	15.540553	14.39%	8,696	2004
	10.000000	13.585158	35.85%	13,853	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.144130	-48.56%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.132866	-38.67%	79,054	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.365782	-36.34%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.930212	-20.70%	47,949	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.207070	-27.93%	11,718	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.082054	-9.18%	11,247	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.565372	-24.35%	50,627	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.843520	-31.56%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.310716	-16.89%	52,453	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.872127	-1.28%	2,720	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.856077	-1.44%	13,301	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.935280	10.072376	-46.81%	30,576	2008
	19.364253	18.935280	-2.22%	28,856	2007
	16.270216	19.364253	19.02%	32,186	2006
	14.797628	16.270216	9.95%	52,842	2005
	12.352452	14.797628	19.80%	26,498	2004
	8.829190	12.352452	39.90%	25,381	2003
	10.000000	8.829190	-11.71%	11,950	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.053697	14.972061	6.53%	2,010,484	2008
	13.261543	14.053697	5.97%	1,900,038	2007
	12.975103	13.261543	2.21%	2,002,331	2006
	12.704400	12.975103	2.13%	2,285,271	2005
	12.439896	12.704400	2.13%	2,570,106	2004
	12.331593	12.439896	0.88%	3,209,860	2003
	11.234737	12.331593	9.76%	3,503,439	2002
	10.591943	11.234737	6.07%	1,476,799	2001
	9.515930	10.591943	11.31%	199,744	2000
	9.853072	9.515930	-3.42%	22,093	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.575303	5.198214	-39.38%	67,843	2008
	7.253528	8.575303	18.22%	52,077	2007
	6.907911	7.253528	5.00%	64,376	2006
	6.558208	6.907911	5.33%	64,114	2005
	6.131042	6.558208	6.97%	79,871	2004
	4.670172	6.131042	31.28%	109,088	2003
	6.624951	4.670172	-29.51%	81,965	2002
	9.321861	6.624951	-28.93%	72,133	2001
	12.829034	9.321861	-27.34%	61,038	2000
	12.439602	12.829034	3.13%	39,588	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.876217	11.000122	-26.06%	129,002	2008
	13.285271	14.876217	11.98%	76,790	2007
	13.079189	13.285271	1.58%	118,420	2006
	12.196830	13.079189	7.23%	99,927	2005
	11.435502	12.196830	6.66%	96,518	2004
	8.453928	11.435502	35.27%	77,751	2003
	10.000000	8.453928	-15.46%	32,682	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.772823	6.626051	-43.72%	7,349	2008
	10.882719	11.772823	8.18%	11,606	2007
	10.000000	10.882719	8.83%	7,887	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.284510	11.417641	-7.06%	433,952	2008
	11.787573	12.284510	4.22%	459,259	2007
	11.226330	11.787573	5.00%	652,116	2006
	10.987504	11.226330	2.17%	539,369	2005
	10.615823	10.987504	3.50%	519,522	2004
	9.947392	10.615823	6.72%	511,086	2003
	10.000000	9.947392	-0.53%	315,287	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.194253	11.085962	-15.98%	854,839	2008
	12.603326	13.194253	4.69%	969,149	2007
	11.753180	12.603326	7.23%	1,058,014	2006
	11.373337	11.753180	3.34%	1,061,101	2005
	10.731567	11.373337	5.98%	1,119,658	2004
	9.543547	10.731567	12.45%	1,001,775	2003
	10.000000	9.543547	-4.56%	480,545	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.951104	10.597109	-24.04%	1,781,812	2008
	13.351492	13.951104	4.49%	1,934,583	2007
	12.123233	13.351492	10.13%	2,196,721	2006
	11.635859	12.123233	4.19%	2,293,586	2005
	10.741012	11.635859	8.33%	2,207,848	2004
	9.046478	10.741012	18.73%	1,973,409	2003
	10.000000	9.046478	-9.54%	799,396	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.035889	10.202365	-32.15%	1,029,091	2008
	14.323110	15.035889	4.98%	973,426	2007
	12.643526	14.323110	13.28%	1,025,516	2006
	11.939394	12.643526	5.90%	1,025,180	2005
	10.769790	11.939394	10.86%	1,023,981	2004
	8.598521	10.769790	25.25%	773,445	2003
	10.000000	8.598521	-14.01%	311,597	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.680560	9.794239	-37.54%	197,034	2008
	14.964301	15.680560	4.79%	200,534	2007
	12.946440	14.964301	15.59%	218,716	2006
	12.128091	12.946440	6.75%	192,160	2005
	10.754510	12.128091	12.77%	194,172	2004
	8.246178	10.754510	30.42%	176,528	2003
	10.000000	8.246178	-17.54%	61,257	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.671830	16.759745	-37.16%	526,588	2008
	25.074563	26.671830	6.37%	528,715	2007
	23.071107	25.074563	8.68%	608,858	2006
	20.809277	23.071107	10.87%	679,690	2005
	18.180524	20.809277	14.46%	780,678	2004
	16.651955	18.180524	33.17%	756,902	2003
	16.298133	13.651955	-16.24%	634,435	2002
	16.698444	16.298133	-2.40%	270,929	2001
	14.654661	16.698444	13.95%	36,873	2000
	12.253848	14.654661	19.59%	78	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.153777	12.266942	0.93%	3,893,903	2008
	11.727628	12.153777	3.63%	2,200,072	2007
	11.343801	11.727628	3.38%	1,796,910	2006
	11.171561	11.343801	1.54%	1,540,004	2005
	11.204900	11.171561	-0.30%	1,565,144	2004
	11.259085	11.204900	-0.48%	1,968,585	2003
	11.248046	11.259085	0.10%	3,077,417	2002
	10.978256	11.248046	2.46%	1,789,371	2001
	10.468792	10.978256	4.87%	228,081	2000
	10.095781	10.468792	3.69%	34,919	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.095120	-39.05%	40,752	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.494186	11.938879	-46.92%	69,831	2008
	22.097949	22.494186	1.79%	98,252	2007
	18.202596	22.097949	21.40%	117,704	2006
	16.424694	18.202596	10.82%	94,671	2005
	13.809398	16.424694	18.94%	74,539	2004
	10.000000	13.809398	38.09%	14,892	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.317627	-36.82%	164	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.301835	-36.98%	2,180	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.233404	-37.67%	16,006	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.708071	-32.92%	30,264	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.317497	9.176532	-47.01%	272,684	2008
	15.955463	17.317497	8.54%	282,334	2007
	15.631166	15.955463	2.07%	312,881	2006
	14.621540	15.631166	6.91%	352,923	2005
	13.035349	14.621540	12.17%	411,929	2004
	9.816488	13.035349	32.79%	421,112	2003
	14.878675	9.816488	-34.02%	370,985	2002
	16.874259	14.878675	-11.83%	201,143	2001
	20.352098	16.874259	-17.09%	29,915	2000
	10.000000	20.352098	103.52%	16	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	32.282450	21.661647	-32.90%	472,022	2008
	35.060668	32.282450	-7.92%	484,851	2007
	30.222899	35.060668	16.01%	570,623	2006
	29.647062	30.222899	1.94%	672,894	2005
	25.555935	29.647062	16.01%	786,962	2004
	16.473727	25.555935	55.13%	800,281	2003
	22.869189	16.473727	-27.97%	706,537	2002
	18.027390	22.869189	26.86%	362,271	2001
	16.391038	18.027390	9.98%	27,668	2000
	12.964349	16.391038	26.43%	2,332	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	28.635274	17.504764	-38.87%	409,342	2008
	28.351029	28.635274	1.00%	460,487	2007
	25.585419	28.351029	10.81%	523,000	2006
	23.032234	25.585419	11.09%	589,005	2005
	19.566351	23.032234	17.71%	623,352	2004
	14.029693	19.566351	39.46%	638,942	2003
	17.159419	14.029693	-18.24%	524,064	2002
	18.598401	17.159419	-7.74%	286,690	2001
	17.267747	18.598401	7.71%	66,093	2000
	12.123056	17.267747	42.44%	3,518	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.880871	12.172363	-18.20%	378,665	2008
	14.382121	14.880871	3.47%	441,283	2007
	13.870570	14.382121	3.69%	485,269	2006
	13.725193	13.870570	1.06%	545,027	2005
	13.026690	13.725193	5.36%	508,870	2004
	11.748112	13.026690	10.88%	473,512	2003
	11.080176	11.748112	6.03%	377,561	2002
	10.753649	11.080176	3.04%	187,319	2001
	10.290756	10.753649	4.50%	27,660	2000
	10.245831	10.290756	0.44%	1,481	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.307951	8.848135	-42.20%	602,156	2008
	14.308509	15.307951	6.98%	632,413	2007
	12.732098	14.308509	12.38%	711,002	2006
	11.981674	12.732098	6.26%	828,240	2005
	11.038527	11.981674	8.54%	956,673	2004
	8.752996	11.038527	26.11%	1,032,190	2003
	10.708803	8.752996	-18.26%	974,496	2002
	12.280107	10.708803	-12.80%	641,022	2001
	12.684916	12.280107	-3.19%	195,485	2000
	11.993303	12.684916	5.77%	65,991	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.441251	9.130006	-50.49%	41,472	2008
	16.715523	18.441251	10.32%	30,599	2007
	14.554291	16.715523	14.85%	36,569	2006
	13.341517	14.554291	9.09%	19,079	2005
	11.357826	13.341517	17.47%	13,762	2004
	9.143759	11.357826	24.21%	19,973	2003
	10.000000	9.143759	-8.56%	23,550	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.870265	-1.30%	9,390	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.914531	1.991005	-49.14%	22,238	2008
	3.296017	3.914531	18.77%	32,498	2007
	2.997766	3.296017	9.95%	33,697	2006
	3.046771	2.997766	-1.61%	35,405	2005
	2.953284	3.046771	3.17%	39,064	2004
	1.923621	2.953284	53.53%	47,703	2003
	3.399372	1.923621	-43.41%	66,686	2002
	6.001519	3.399372	-43.36%	109,722	2001
	10.000000	6.001519	-39.98%	4,981	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.513967	7.379809	-49.15%	36,835	2008
	12.211308	14.513967	18.86%	42,014	2007
	11.114941	12.211308	9.86%	47,039	2006
	11.296144	11.114941	-1.60%	40,397	2005
	10.953168	11.296144	3.13%	56,812	2004
	7.136357	10.953168	53.48%	61,523	2003
	10.000000	7.136357	-28.64%	18,615	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.630899	9.661731	-41.90%	49,924	2008
	13.735670	16.630899	21.08%	63,698	2007
	13.928088	13.735670	-1.38%	106,072	2006
	12.574815	13.928088	10.76%	109,561	2005
	11.307350	12.574815	11.21%	113,954	2004
	7.502155	11.307350	50.72%	183,545	2003
	10.000000	7.502155	-24.98%	25,341	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.626680	8.491429	-37.69%	181,184	2008
	14.091448	13.626680	-3.30%	160,618	2007
	12.292541	14.091448	14.63%	165,758	2006
	11.922530	12.292541	3.10%	162,845	2005
	10.259752	11.922530	16.21%	159,808	2004
	7.892787	10.259752	29.99%	108,913	2003
	10.661295	7.892787	-25.97%	61,531	2002
	12.271980	10.661295	-13.12%	53,088	2001
	13.882376	12.271980	-11.60%	15,294	2000
	11.846282	13.882376	17.19%	1,812	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.604966	-43.95%	8,913	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	19.648575	10.586883	-46.12%	1,043,877	2008
	17.405548	19.648575	12.89%	1,056,866	2007
	16.302811	17.405548	6.76%	1,252,872	2006
	15.683951	16.302811	3.95%	1,461,945	2005
	14.829748	15.683951	5.76%	1,646,275	2004
	11.451136	14.829748	29.50%	1,712,378	2003
	15.830623	11.451136	-27.66%	1,607,591	2002
	18.310774	15.830623	-13.54%	979,575	2001
	18.556149	18.310774	-1.32%	119,412	2000
	13.244991	18.556149	40.10%	17,485	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.249077	13.751120	-40.85%	440,839	2008
	22.107952	23.249077	5.16%	468,139	2007
	18.993498	22.107952	16.40%	551,026	2006
	16.795982	18.993498	13.08%	606,535	2005
	14.247804	16.795982	17.88%	569,465	2004
	10.000000	14.247804	42.48%	446,563	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.722203	8.708572	-40.85%	747,653	2008
	14.002027	14.722203	5.14%	746,942	2007
	12.029135	14.002027	16.40%	835,060	2006
	10.640161	12.029135	13.05%	1,008,057	2005
	9.028338	10.640161	17.85%	1,102,773	2004
	6.382747	9.028338	41.45%	1,249,886	2003
	8.288465	6.382747	-22.99%	1,573,943	2002
	9.528196	8.288465	-13.01%	757,650	2001
	10.000000	9.528196	-4.72%	27,353	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.589836	2.001972	-79.12%	20,087	2008
	10.000000	9.589836	-4.10%	10,838	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.403406	2.194362	-78.91%	1,142	2008
	10.530449	10.403406	-1.21%	6,233	2007
	10.000000	10.530449	5.30%	3,165	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.976084	9.721788	-39.15%	898,387	2008
	15.470351	15.976084	3.27%	904,661	2007
	13.598711	15.470351	13.76%	1,020,268	2006
	12.974169	13.598711	4.81%	1,140,004	2005
	11.984770	12.974169	8.26%	1,252,368	2004
	9.562870	11.984770	25.33%	1,342,431	2003
	11.907673	9.562870	-19.69%	1,153,099	2002
	13.402637	11.907673	-11.15%	768,411	2001
	14.854438	13.402637	-9.77%	179,629	2000
	12.340636	14.854438	20.37%	17,613	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.790374	6.019679	-38.51%	43,614	2008
	10.021096	9.790374	-2.30%	56,428	2007
	10.000000	10.021096	0.21%	24,923	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.867256	9.000027	-49.63%	390,624	2008
	16.991136	17.867256	5.16%	400,647	2007
	16.686412	16.991136	1.83%	462,852	2006
	15.019928	16.686412	11.10%	551,665	2005
	12.679364	15.019928	18.46%	595,896	2004
	10.207958	12.679364	24.21%	630,873	2003
	14.294141	10.207958	-28.59%	603,699	2002
	21.029849	14.294141	-32.03%	430,833	2001
	23.954947	21.029849	-12.21%	156,829	2000
	13.191805	23.954947	81.59%	9,867	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.100121	10.206869	-8.05%	0	2008
	10.144307	11.100121	9.42%	0	2007
	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.174964	11.576877	3.60%	0	2008
	10.391416	11.174964	7.54%	0	2007
	10.000000	10.391416	3.91%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.327700	6.355345	-43.90%	0	2008
	11.016187	11.327700	2.83%	0	2007
	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.517934	7.627888	-39.06%	0	2008
	11.625035	12.517934	7.68%	0	2007
	10.000000	11.625035	16.25%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.155089	5.435681	-40.63%	0	2008
	10.335417	9.155089	-11.42%	0	2007
	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.562960	8.325215	-28.00%	0	2008
	11.026505	11.562960	4.87%	0	2007
	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.600977	7.064464	-39.10%	0	2008
	11.409461	11.600977	1.68%	0	2007
	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.692932	7.404825	-30.75%	0	2008
	10.592642	10.692932	0.95%	0	2007
	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.797726	7.165724	-39.26%	0	2008
	10.820360	11.797726	9.03%	0	2007
	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.846442	7.673631	-29.25%	0	2008
	10.767486	10.846442	0.73%	0	2007
	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.823315	5.649111	-47.81%	0	2008
	10.363546	10.823315	4.44%	0	2007
	10.000000	10.363546	3.64%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.056156	6.258576	-37.76%	0	2008
	10.838566	10.056156	-7.22%	0	2007
	10.000000	10.838566	8.39%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.753108	6.666063	-43.28%	41,718	2008
	10.565055	11.753108	11.25%	25,743	2007
	10.000000	10.565055	5.65%	2,686	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.221100	7.072929	-36.97%	110,580	2008
	11.012919	11.221100	1.89%	78,094	2007
	10.000000	11.012919	10.13%	37,984	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.683374	10.703800	0.19%	141,205	2008
	10.266165	10.683374	4.06%	2,936	2007
	10.000000	10.266165	2.66%	1,034	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.870771	9.654044	-11.19%	37,797	2008
	10.423896	10.870771	4.29%	42,699	2007
	10.000000	10.423896	4.24%	14,087	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.336470	28.031944	-15.91%	20,646	2008
	31.642335	33.336470	5.35%	25,734	2007
	28.872927	31.642335	9.59%	33,036	2006
	26.007067	28.872927	11.02%	42,471	2005
	23.892237	26.007067	8.85%	47,881	2004
	18.893275	23.892237	26.46%	66,906	2003
	17.490433	18.893275	8.02%	48,622	2002
	16.063592	17.490433	8.88%	5,619	2001
	14.580968	16.063592	10.17%	3,436	2000
	11.395495	14.580968	27.95%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.340560	10.044100	-45.24%	0	2008
	16.184326	18.340560	13.32%	0	2007
	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.552592	5.555646	-47.35%	82,009	2008
	8.698904	10.552592	21.31%	84,437	2007
	8.048885	8.698904	8.08%	93,486	2006
	6.922052	8.048885	16.28%	106,591	2005
	5.755939	6.922052	20.26%	102,273	2004
	4.105313	5.755939	40.21%	81,881	2003
	6.029777	4.105313	-31.92%	68,605	2002
	8.625825	6.029777	-30.10%	49,606	2001
	10.000000	8.625825	-13.74%	2,919	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	31.942545	19.619115	-38.58%	319,633	2008
	38.948823	31.942545	-17.99%	317,524	2007
	28.527219	38.948823	36.53%	433,343	2006
	24.641706	28.527219	15.77%	461,707	2005
	18.267262	24.641706	34.90%	530,380	2004
	13.431758	18.267262	36.00%	486,523	2003
	13.688917	13.431758	-1.88%	386,877	2002
	12.601811	13.688917	8.63%	149,344	2001
	12.117726	12.601811	3.99%	14,825	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.938576	10.785353	-65.14%	33,981	2008
	22.741347	30.938576	36.05%	47,234	2007
	16.478735	22.741347	38.00%	46,521	2006
	12.635307	16.478735	30.42%	64,540	2005
	10.000000	12.635307	26.35%	14,755	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	62.444926	21.750628	-65.17%	14,246	2008
	45.883718	62.444926	36.09%	15,175	2007
	33.258208	45.883718	37.96%	14,354	2006
	25.475580	33.258208	30.55%	16,953	2005
	20.461231	25.475580	24.51%	19,399	2004
	13.417673	20.461231	52.49%	32,266	2003
	13.972459	13.417673	-3.97%	29,735	2002
	14.389442	13.972459	-2.90%	50,163	2001
	25.026598	14.389442	-42.50%	6,172	2000
	12.634284	25.026598	98.08%	114	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.161291	17.677839	-46.69%	49,328	2008
	23.073317	33.161291	43.72%	57,967	2007
	18.732746	23.073317	23.17%	55,459	2006
	12.492289	18.732746	49.95%	62,870	2005
	10.000000	12.492289	24.92%	13,597	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	51.992806	27.702334	-46.72%	22,848	2008
	36.168999	51.992806	43.75%	27,615	2007
	29.375443	36.168999	23.13%	28,973	2006
	19.582479	29.375443	50.01%	31,140	2005
	15.938475	19.582479	22.86%	32,667	2004
	11.130644	15.938475	43.19%	64,061	2003
	11.582739	11.130644	-3.90%	30,918	2002
	13.078363	11.582739	-11.44%	23,595	2001
	11.869689	13.078363	10.18%	509	2000
	9.918535	11.869689	19.67%	0	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.161636	8.702181	-38.55%	144,921	2008
	13.023859	14.161636	8.74%	125,710	2007
	11.583572	13.023859	12.43%	119,026	2006
	10.770053	11.583572	7.55%	131,863	2005
	9.930008	10.770053	8.46%	136,904	2004
	7.438990	9.930008	33.49%	158,307	2003
	9.825236	7.438990	-24.29%	140,161	2002
	9.903675	9.825236	-0.79%	75,232	2001
	10.000000	9.903675	-0.96%	20,554	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.370554	7.921016	-40.76%	832,888	2008
	12.679023	13.370554	5.45%	780,406	2007
	11.423797	12.679023	10.99%	900,696	2006
	10.706330	11.423797	6.70%	1,102,068	2005
	9.156942	10.706330	16.92%	1,266,953	2004
	6.757847	9.156942	35.50%	1,356,264	2003
	9.337249	6.757847	-27.62%	1,335,477	2002
	9.804830	9.337249	-4.77%	711,879	2001
	10.000000	9.804830	-1.95%	15,687	2000*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.542672	7.037414	-39.03%	3,814	2008
	11.425946	11.542672	1.02%	3,763	2007
	10.455194	11.425946	9.28%	5,075	2006
	10.045327	10.455194	4.08%	5,621	2005
	9.451401	10.045327	6.28%	6,081	2004
	8.216845	9.451401	15.02%	5,160	2003
	10.027135	8.216845	-18.05%	3,535	2002
	10.000000	10.027135	0.27%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.672209	5.073813	-52.46%	9,712	2008
	10.651777	10.672209	0.19%	1,362	2007
	10.000000	10.651777	6.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	13.014123	7.397811	-43.16%	3,239	2008
	11.754227	13.014123	10.72%	4,294	2007
	11.185888	11.754227	5.08%	5,186	2006
	10.396969	11.185888	7.59%	5,575	2005
	9.864304	10.396969	5.40%	5,763	2004
	7.704578	9.864304	28.03%	2,144	2003
	10.303987	7.704578	-25.23%	0	2002
	10.000000	10.303987	3.04%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.921756	6.194065	-43.29%	934	2008
	9.889216	10.921756	10.44%	0	2007
	10.000000	9.889216	-1.11%	9,344	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.026992	5.762981	-47.74%	0	2008
	10.091496	11.026992	9.27%	1,109	2007
	10.000000	10.091496	0.91%	676	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.112589	9.745282	-30.95%	2,146	2008
	13.205789	14.112589	6.87%	2,427	2007
	11.447046	13.205789	15.36%	2,506	2006
	10.995720	11.447046	4.10%	0	2005
	10.208083	10.995720	7.72%	0	2004
	8.299896	10.208083	22.99%	0	2003
	9.946483	8.299896	-16.55%	0	2002
	10.000000	9.946483	-0.54%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.814698	8.336291	-29.44%	0	2008
	10.686048	11.814698	10.56%	0	2007
	10.000000	10.686048	6.86%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.916339	6.520046	-45.28%	0	2008
	12.762681	11.916339	-6.63%	0	2007
	10.000000	12.762681	27.63%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.480687	12.659231	-41.07%	0	2008
	18.943490	21.480687	13.39%	0	2007
	14.943983	18.943490	26.76%	0	2006
	12.819102	14.943983	16.58%	0	2005
	10.457776	12.819102	22.58%	0	2004
	8.197100	10.457776	27.58%	0	2003
	10.000000	8.197100	-18.03%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.685998	7.128718	-39.00%	779	2008
	10.223378	11.685998	14.31%	747	2007
	10.000000	10.223378	2.23%	721	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.206477	-37.94%	7,630	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.729529	10.170713	-35.34%	238,130	2008
	15.924263	15.729529	-1.22%	254,929	2007
	13.758089	15.924263	15.74%	271,673	2006
	13.301697	13.758089	3.43%	338,397	2005
	11.909093	13.301697	11.69%	391,732	2004
	9.313685	11.909093	27.87%	424,434	2003
	11.685785	9.313685	-20.30%	258,509	2002
	12.900147	11.685785	-9.41%	146,347	2001
	14.599165	12.900147	-11.64%	22,723	2000
	12.513926	14.599165	16.66%	108	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	20.004201	10.910476	-45.46%	38,110	2008
	17.142734	20.004201	16.69%	47,542	2007
	13.870417	17.142734	23.59%	50,518	2006
	12.389207	13.870417	11.96%	59,967	2005
	10.905738	12.389207	13.60%	69,315	2004
	8.860735	10.905738	23.08%	75,071	2003
	11.257260	8.860735	-21.29%	88,529	2002
	16.080508	11.257260	-29.99%	103,345	2001
	19.557409	16.080508	-17.78%	33,087	2000
	12.060517	19.557409	62.16%	1,453	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.179811	9.915437	-45.46%	137,747	2008
	15.579315	18.179811	16.69%	169,602	2007
	12.605434	15.579315	23.59%	158,511	2006
	11.274627	12.605434	11.80%	178,623	2005
	9.911125	11.274627	13.76%	174,146	2004
	8.052630	9.911125	23.08%	165,999	2003
	10.000000	8.052630	-19.47%	75,005	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.688098	7.992698	-25.22%	46,816	2008
	11.068287	10.688098	-3.43%	20,195	2007
	10.000000	11.068287	10.68%	20,059	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.444854	7.198738	-42.15%	33,115	2008
	10.403888	12.444854	19.62%	53,520	2007
	10.881052	10.403888	-4.39%	47,925	2006
	10.773958	10.881052	0.99%	105,245	2005
	9.847945	10.773958	9.40%	56,446	2004
	7.976414	9.847945	23.46%	55,365	2003
	10.000000	7.976414	-20.24%	11,216	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.458146	14.807686	-27.62%	584,982	2008
	21.818582	20.458146	-6.24%	637,580	2007
	18.601817	21.818582	17.29%	766,278	2006
	17.915769	18.601817	3.83%	805,700	2005
	15.852041	17.915769	13.02%	879,718	2004
	12.435228	15.852041	27.48%	899,824	2003
	14.396972	12.435228	-13.63%	752,641	2002
	12.910062	14.396972	11.52%	314,969	2001
	11.053935	12.910062	16.79%	8,137	2000
	11.278389	11.053935	-1.99%	334	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.198494	6.702790	-49.22%	44,718	2008
	9.553255	13.198494	38.16%	74,806	2007
	10.000000	9.553255	-4.47%	2,285	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.691897	11.373829	-2.72%	241,978	2008
	10.803007	11.691897	8.23%	193,533	2007
	10.757583	10.803007	0.42%	175,302	2006
	10.714951	10.757583	0.40%	198,524	2005
	10.244335	10.714951	4.59%	198,356	2004
	10.000000	10.244335	2.44%	59,426	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.254362	8.093812	-38.93%	13,949	2008
	13.137836	13.254362	0.89%	17,855	2007
	11.484269	13.137836	14.40%	19,781	2006
	10.881083	11.484269	5.54%	21,951	2005
	9.836114	10.881083	10.62%	23,912	2004
	7.930224	9.836114	24.03%	24,189	2003
	10.187952	7.930224	-22.16%	25,745	2002
	10.000000	10.187952	1.88%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.013688	8.048838	-38.15%	23,607	2008
	13.986853	13.013688	-6.96%	27,360	2007
	11.666137	13.986853	19.89%	26,087	2006
	11.039213	11.666137	5.68%	30,451	2005
	9.867462	11.039213	11.87%	31,918	2004
	8.074931	9.867462	22.20%	28,786	2003
	10.165952	8.074931	-20.57%	24,942	2002
	10.000000	10.165952	1.66%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.973916	9.520139	-52.34%	3,748	2008
	14.966768	19.973916	33.46%	4,398	2007
	14.662236	14.966768	2.08%	5,371	2006
	12.967550	14.662236	13.07%	5,325	2005
	11.193697	12.967550	15.85%	5,735	2004
	8.291769	11.193697	35.00%	4,577	2003
	10.485554	8.291769	-20.92%	1,595	2002
	10.000000	10.485554	4.86%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	18.279435	10.654386	-41.71%	0	2008
	15.860929	18.279435	15.25%	0	2007
	13.522500	15.860929	17.29%	0	2006
	11.648046	13.522500	16.09%	0	2005
	10.269549	11.648046	13.42%	0	2004
	7.805870	10.269549	31.56%	0	2003
	9.859228	7.805870	-20.83%	1,988	2002
	12.833338	9.859228	-23.17%	1,988	2001
	17.518646	12.833338	-26.74%	1,988	2000
	11.550487	17.518646	51.67%	0	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.848937	8.341905	-47.37%	0	2008
	16.694897	15.848937	-5.07%	0	2007
	14.918660	16.694897	11.91%	0	2006
	12.993931	14.918660	14.81%	0	2005
	11.140880	12.993931	16.63%	0	2004
	7.632760	11.140880	45.96%	0	2003
	11.727447	7.632760	-34.92%	0	2002
	16.625822	11.727447	-29.46%	0	2001
	20.747888	16.625822	-19.87%	0	2000
	12.837404	20.747888	61.62%	0	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.628093	11.119601	-36.92%	0	2008
	17.521335	17.628093	0.61%	0	2007
	14.850917	17.521335	17.98%	0	2006
	13.891904	14.850917	6.90%	0	2005
	12.621765	13.891904	10.06%	1,556	2004
	10.201400	12.621765	23.73%	4	2003
	13.419495	10.201400	-23.98%	109	2002
	13.449360	13.419495	-0.22%	260	2001
	12.491882	13.449360	7.66%	421	2000
	11.894592	12.491882	5.02%	679	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.712847	10.047490	-31.71%	107,119	2008
	14.983074	14.712847	-1.80%	108,882	2007
	13.247767	14.983074	13.10%	151,425	2006
	12.497476	13.247767	6.00%	190,772	2005
	10.372759	12.497476	20.48%	182,359	2004
	7.615982	10.372759	36.20%	130,286	2003
	10.000000	7.615982	-23.84%	38,357	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.970076	7.759012	-35.18%	82,823	2008
	11.235361	11.970076	6.54%	71,597	2007
	10.408090	11.235361	7.95%	80,298	2006
	10.161439	10.408090	2.43%	85,456	2005
	9.678551	10.161439	4.99%	125,732	2004
	7.770469	9.678551	24.56%	109,033	2003
	11.063366	7.770469	-29.76%	122,848	2002
	14.456547	11.063366	-23.47%	100,403	2001
	16.437396	14.456547	-12.05%	46,993	2000
	12.783289	16.437396	28.59%	6,032	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	15.142839	9.408908	-37.87%	1,068,250	2008
	14.555054	15.142839	4.04%	1,145,093	2007
	12.748193	14.555054	14.17%	1,271,427	2006
	12.318167	12.748193	3.49%	1,565,759	2005
	11.263009	12.318167	9.37%	1,749,722	2004
	8.876292	11.263009	26.89%	1,789,204	2003
	11.566182	8.876292	-23.26%	1,368,266	2002
	13.324628	11.566182	-13.20%	749,618	2001
	14.857773	13.324628	-10.32%	253,249	2000
	12.462691	14.857773	19.22%	22,434	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.479227	10.779382	-30.36%	180,434	2008
	14.617682	15.479227	5.89%	182,212	2007
	12.695402	14.617682	15.14%	193,927	2006
	12.304021	12.695402	3.18%	244,067	2005
	11.849234	12.304021	3.84%	279,558	2004
	9.892733	11.849234	19.78%	319,684	2003
	12.016387	9.892733	-17.67%	209,281	2002
	13.404933	12.016387	-10.36%	96,329	2001
	13.648909	13.404933	-1.79%	14,660	2000
	12.388419	13.648909	10.17%	6,456	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.517742	7.105084	-38.31%	0	2008
	13.101472	11.517742	-12.09%	0	2007
	12.771972	13.101472	2.58%	0	2006
	12.211744	12.771972	4.59%	0	2005
	11.095498	12.211744	10.06%	0	2004
	8.523390	11.095498	30.18%	0	2003
	10.661508	8.523390	-20.05%	0	2002
	10.000000	10.661508	6.62%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.237344	11.918880	-38.04%	375	2008
	18.686205	19.237344	2.95%	375	2007
	15.418723	18.686205	21.19%	375	2006
	13.940122	15.418723	10.61%	375	2005
	11.749655	13.940122	18.64%	1,606	2004
	8.717060	11.749655	34.79%	4,255	2003
	10.046998	8.717060	-13.24%	3,224	2002
	10.000000	10.046998	0.47%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.045182	9.843921	-2.00%	16,779	2008
	10.315860	10.045182	-2.62%	2,206	2007
	10.000000	10.315860	3.16%	1,092	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.036793	12.864153	-8.35%	590,771	2008
	13.475495	14.036793	4.17%	716,109	2007
	13.088130	13.475495	2.96%	746,398	2006
	13.070401	13.088130	0.14%	878,237	2005
	12.760534	13.070401	2.43%	1,014,366	2004
	12.335897	12.760534	3.44%	1,212,171	2003
	11.416849	12.335897	8.05%	966,159	2002
	10.693364	11.416849	6.77%	441,089	2001
	9.793677	10.693364	9.19%	20,525	2000
	10.000000	9.793677	-2.06%	3,409	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	24.043548	13.638709	-43.27%	786,031	2008
	20.700489	24.043548	16.15%	854,405	2007
	18.765787	20.700489	10.31%	862,546	2006
	16.246321	18.765787	15.51%	891,123	2005
	14.249503	16.246321	14.01%	928,113	2004
	11.230871	14.249503	26.88%	812,350	2003
	12.543824	11.230871	-10.47%	515,269	2002
	14.480674	12.543824	-13.38%	257,169	2001
	15.702687	14.480674	-7.78%	73,712	2000
	12.795546	15.702687	22.72%	8,757	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.512260	6.089947	-54.93%	106,442	2008
	9.386190	13.512260	43.96%	119,387	2007
	10.000000	9.386190	-6.14%	24,277	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	18.020736	10.206086	-43.36%	1,040,057	2008
	17.976697	18.020736	0.24%	1,114,713	2007
	15.144293	17.976697	18.70%	1,249,337	2006
	14.485907	15.144293	4.55%	1,363,123	2005
	13.156833	14.485907	10.10%	1,531,050	2004
	10.220994	13.156833	28.72%	1,557,847	2003
	12.457519	10.220994	-17.95%	1,204,135	2002
	13.279061	12.457519	-6.19%	641,311	2001
	12.402631	13.279061	7.07%	59,212	2000
	11.808307	12.402631	5.03%	5,809	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.300723	8.369472	-25.94%	13,664	2008
	10.523113	11.300723	7.39%	10,437	2007
	10.000000	10.523113	5.23%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.480737	7.636252	-33.49%	13,267	2008
	10.543114	11.480737	8.89%	13,267	2007
	10.000000	10.543114	5.43%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.611433	7.107434	-38.79%	29,189	2008
	10.563287	11.611433	9.92%	30,549	2007
	10.000000	10.563287	5.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.518473	5.560895	-55.58%	43,815	2008
	10.293065	12.518473	21.62%	28,478	2007
	9.888284	10.293065	4.09%	29,712	2006
	9.188710	9.888284	7.61%	31,981	2005
	8.682645	9.188710	5.83%	49,080	2004
	6.774232	8.682645	28.17%	57,358	2003
	8.776671	6.774232	-22.82%	57,075	2002
	10.377837	8.776671	-15.43%	43,354	2001
	12.675276	10.377837	-18.13%	25,294	2000
	12.307964	12.675276	2.98%	5,159	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	16.007495	8.349186	-47.84%	460,933	2008
	12.764761	16.007495	25.40%	549,412	2007
	12.098405	12.764761	5.51%	586,018	2006
	11.581701	12.098405	4.46%	677,915	2005
	11.346151	11.581701	2.08%	821,295	2004
	8.644282	11.346151	31.26%	843,629	2003
	12.528481	8.644282	-31.00%	704,263	2002
	15.406192	12.528481	-18.68%	525,759	2001
	17.523903	15.406192	-12.08%	173,505	2000
	12.912859	17.523903	35.71%	10,283	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.782239	8.727615	-25.93%	189,765	2008
	11.611599	11.782239	1.47%	245,867	2007
	10.565336	11.611599	9.90%	479,874	2006
	10.424872	10.565336	1.35%	538,999	2005
	9.634008	10.424872	8.21%	462,697	2004
	7.675825	9.634008	25.51%	740,024	2003
	7.493979	7.675825	2.43%	329,290	2002
	8.605370	7.493979	-12.92%	180,057	2001
	11.248584	8.605370	-23.50%	33,809	2000
	10.529250	11.248584	6.83%	3,763	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.809361	7.274465	-25.84%	80,210	2008
	10.000000	9.809361	-1.91%	107,341	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.204860	10.705483	-4.46%	157,892	2008
	10.877807	11.204860	3.01%	139,510	2007
	10.550355	10.877807	3.10%	123,183	2006
	10.455277	10.550355	0.91%	94,383	2005
	10.139004	10.455277	3.12%	36,101	2004
	10.000000	10.139004	1.39%	14,381	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.262788	6.734567	-40.21%	101,882	2008
	9.866503	11.262788	14.15%	117,132	2007
	10.000000	9.866503	-1.33%	53,389	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	21.201191	11.764171	-44.51%	32,132	2008
	18.300275	21.201191	15.85%	35,251	2007
	15.695687	18.300275	16.59%	40,492	2006
	13.345817	15.695687	17.61%	42,270	2005
	11.896469	13.345817	12.18%	46,908	2004
	8.403857	11.896469	41.56%	48,869	2003
	10.672961	8.403857	-21.26%	54,366	2002
	13.715591	10.672961	-22.18%	57,460	2001
	17.160838	13.715591	-20.08%	8,136	2000
	12.185792	17.160838	40.83%	28	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.523570	10.830786	-44.52%	143,537	2008
	16.849545	19.523570	15.87%	208,595	2007
	14.451083	16.849545	16.60%	216,399	2006
	12.292402	14.451083	17.56%	239,620	2005
	10.956617	12.292402	12.19%	177,235	2004
	7.737361	10.956617	41.61%	154,930	2003
	10.000000	7.737361	-22.63%	60,868	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.917982	7.682281	-51.74%	50,261	2008
	15.250212	15.917982	4.38%	63,146	2007
	13.276674	15.250212	14.86%	82,785	2006
	13.096147	13.276674	1.38%	125,614	2005
	11.622753	13.096147	12.68%	139,178	2004
	7.451528	11.622753	55.98%	165,643	2003
	10.000000	7.451528	-25.48%	32,169	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.415294	7.937530	-30.47%	104,725	2008
	11.130667	11.415294	2.56%	86,217	2007
	10.000000	11.130667	11.31%	49,644	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.810701	6.495824	-33.79%	56,526	2008
	10.167449	9.810701	-3.51%	30,600	2007
	10.000000	10.167449	1.67%	21,313	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.604890	-33.95%	8,933	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.586701	6.356257	-53.22%	14,426	2008
	10.680558	13.586701	27.21%	47,957	2007
	10.000000	10.680558	6.81%	6,188	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.221740	10.764824	-40.92%	0	2008
	15.921139	18.221740	14.45%	0	2007
	13.234311	15.921139	20.30%	0	2006
	12.118301	13.234311	9.21%	0	2005
	10.312906	12.118301	17.51%	0	2004
	7.870705	10.312906	31.03%	0	2003
	10.000000	7.870705	-21.29%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.402623	7.307773	-41.08%	43,622	2008
	10.868857	12.402623	14.11%	42,896	2007
	10.000000	10.868857	8.69%	16,106	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.480144	12.052467	4.99%	168,937	2008
	10.460367	11.480144	9.75%	106,686	2007
	10.000000	10.460367	4.60%	8,867	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.391466	9.501691	-33.98%	28,522	2008
	14.211136	14.391466	1.27%	49,465	2007
	12.303996	14.211136	15.50%	80,305	2006
	11.396821	12.303996	7.96%	114,473	2005
	10.000000	11.396821	13.97%	36,857	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.754601	6.470744	-44.95%	452,962	2008
	8.703523	11.754601	35.06%	449,970	2007
	8.068907	8.703523	7.86%	385,647	2006
	7.251916	8.068907	11.27%	427,527	2005
	6.218858	7.251916	16.61%	520,361	2004
	5.232452	6.218858	18.85%	605,674	2003
	6.296270	5.232452	-16.90%	521,036	2002
	8.148922	6.296270	-22.73%	480,337	2001
	10.000000	8.148922	-18.51%	219,493	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.794557	2.655358	-44.62%	84,841	2008
	3.985792	4.794557	20.29%	108,426	2007
	3.739321	3.985792	6.59%	84,579	2006
	3.391029	3.739321	10.27%	108,942	2005
	3.411159	3.391029	-0.59%	133,946	2004
	2.355896	3.411159	44.79%	176,965	2003
	4.034937	2.355896	-41.61%	206,001	2002
	6.512483	4.034937	-38.04%	280,985	2001
	10.000000	6.512483	-34.88%	156,908	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.546116	8.066957	-44.54%	38,081	2008
	12.086833	14.546116	20.35%	49,685	2007
	11.327646	12.086833	6.70%	37,373	2006
	10.293165	11.327646	10.05%	42,877	2005
	10.326633	10.293165	-0.32%	49,679	2004
	7.100137	10.326633	45.44%	42,534	2003
	10.000000	7.100137	-29.00%	21,391	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.852292	11.251268	-36.98%	920	2008
	17.017537	17.852292	4.91%	1,041	2007
	15.541326	17.017537	9.50%	1,245	2006
	14.174825	15.541326	9.64%	3,169	2005
	12.207678	14.174825	16.11%	771	2004
	10.000000	12.207678	22.08%	250	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.969706	8.013182	-52.78%	114,098	2008
	13.410654	16.969706	26.54%	134,135	2007
	9.252030	13.410654	44.95%	154,940	2006
	7.093614	9.252030	30.43%	195,923	2005
	6.046281	7.093614	17.32%	235,402	2004
	4.546506	6.046281	32.99%	275,018	2003
	6.195252	4.546506	-26.61%	328,594	2002
	8.185713	6.195252	-24.32%	401,635	2001
	10.000000	8.185713	-18.14%	157,268	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.971115	13.685742	-52.76%	120,323	2008
	22.885263	28.971115	26.59%	161,596	2007
	15.781376	22.885263	45.01%	157,343	2006
	12.092621	15.781376	30.50%	118,257	2005
	10.305108	12.092621	17.35%	133,435	2004
	7.748155	10.305108	33.00%	128,007	2003
	10.000000	7.748155	-22.52%	88,076	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.779046	7.831075	-33.52%	81,313	2008
	11.075760	11.779046	6.35%	57,176	2007
	10.000000	11.075760	10.76%	32,817	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	19.689655	12.213782	-37.97%	138,191	2008
	18.549547	19.689655	6.15%	142,309	2007
	16.550762	18.549547	12.08%	165,415	2006
	15.446584	16.550762	7.15%	170,168	2005
	13.492463	15.446584	14.48%	178,786	2004
	10.359099	13.492463	30.25%	200,293	2003
	14.248188	10.359099	-27.30%	149,252	2002
	14.635622	14.248188	-2.65%	96,978	2001
	14.639366	14.635622	-0.03%	5,136	2000
	12.885403	14.639366	13.61%	1,244	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.578348	5.600783	-47.05%	21,611	2008
	10.368915	10.578348	2.02%	28,234	2007
	10.000000	10.368915	3.69%	8,498	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.900525	12.819281	-44.02%	165,460	2008
	18.908566	22.900525	21.11%	192,943	2007
	16.677360	18.908566	13.38%	197,934	2006
	14.832576	16.677360	12.44%	213,525	2005
	12.901188	14.832576	14.97%	244,859	2004
	10.190559	12.901188	26.60%	264,360	2003
	14.589932	10.190559	-30.15%	235,316	2002
	19.588644	14.589932	-25.52%	148,489	2001
	21.412911	19.588644	-8.52%	40,069	2000
	14.076184	21.412911	52.12%	196	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.826498	9.329922	-52.94%	108,327	2008
	18.345708	19.826498	8.07%	129,688	2007
	16.534564	18.345708	10.95%	132,238	2006
	14.169347	16.534564	16.69%	138,829	2005
	12.047999	14.169347	17.61%	74,883	2004
	9.022270	12.047999	33.54%	78,930	2003
	12.032300	9.022270	-25.02%	62,633	2002
	12.527350	12.032300	-3.95%	25,516	2001
	12.583972	12.527350	-0.45%	5,158	2000
	11.856528	12.583972	6.14%	1,898	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.380052	5.546035	-46.57%	5,693	2008
	10.190307	10.380052	1.86%	3,670	2007
	10.000000	10.190307	1.90%	97	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.680593	9.139973	-14.42%	141,192	2008
	10.313421	10.680593	3.56%	151,387	2007
	10.012367	10.313421	3.01%	136,311	2006
	9.984412	10.012367	0.28%	131,505	2005
	10.022469	9.984412	-0.38%	74,454	2004
	10.000000	10.022469	0.22%	43,221	2003*

	Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.679898	5.791426	-40.17%	115	2008
		9.742968	9.679898	-0.65%	560	2007
		10.000000	9.742968	-2.57%	105	2006*

	Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.266478	8.539874	-40.14%	10,372	2008
		13.412223	14.266478	6.37%	27,138	2007
		11.932717	13.412223	12.40%	16,394	2006
		11.296531	11.932717	5.63%	1,947	2005
		10.000000	11.296531	12.97%	1,075	2004*

	NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.991163	7.629628	-30.58%	236,006	2008
		10.476339	10.991163	4.91%	307,770	2007
		10.000000	10.476339	4.76%	47,923	2006*

	NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.645730	9.484428	-10.91%	119,778	2008
		10.458382	10.645730	1.79%	97,469	2007
		10.000000	10.458382	4.58%	34,877	2006*

	NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.162544	7.377345	-39.34%	93,862	2008
		10.759272	12.162544	13.04%	70,581	2007
		10.000000	10.759272	7.59%	24,703	2006*

	NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.375941	6.273149	-44.86%	108,947	2008
		10.285224	11.375941	10.60%	107,043	2007
		10.000000	10.285224	2.85%	84,125	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.816107	6.009658	-38.78%	31,765	2008
	10.000000	9.816107	-1.84%	13,339	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.913557	10.615762	-28.82%	172,628	2008
	14.629427	14.913557	1.94%	226,265	2007
	13.380377	14.629427	9.33%	256,441	2006
	13.220896	13.380377	1.21%	303,050	2005
	12.148136	13.220896	8.83%	557,111	2004
	10.050887	12.148136	20.87%	454,967	2003
	9.850124	10.050887	2.04%	327,019	2002
	9.562175	9.850124	3.01%	93,709	2001
	10.545637	9.562175	-9.33%	18,241	2000
	10.338506	10.545637	2.00%	0	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.662156	8.288832	-28.93%	101,755	2008
	11.436266	11.662156	1.98%	81,215	2007
	10.460288	11.436266	9.33%	71,199	2006
	10.000000	10.460288	4.60%	59,350	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.923728	14.163501	-58.25%	3,005	2008
	23.574977	33.923728	43.90%	2,093	2007
	17.443443	23.574977	35.15%	2,313	2006
	13.303723	17.443443	31.12%	3,847	2005
	11.146305	13.303723	19.36%	4,379	2004
	6.822884	11.146305	63.37%	4,669	2003
	8.142380	6.822884	-16.21%	8,365	2002
	8.688017	8.142380	-6.28%	15,659	2001
	10.000000	8.688017	-13.12%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.328953	15.560214	-58.32%	88,425	2008
	25.946870	37.328953	43.87%	134,253	2007
	19.208764	25.946870	35.08%	118,957	2006
	14.648149	19.208764	31.13%	168,281	2005
	12.271368	14.648149	19.37%	117,475	2004
	7.513570	12.271368	63.32%	62,127	2003
	10.000000	7.513570	-24.86%	16,853	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.332970	14.149556	-33.67%	30,660	2008
	17.926821	21.332970	19.00%	72,912	2007
	13.180039	17.926821	36.01%	66,402	2006
	12.521728	13.180039	5.26%	61,708	2005
	9.748072	12.521728	28.45%	74,335	2004
	7.941816	9.748072	22.74%	7,597	2003
	10.000000	7.941816	-20.58%	469	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.703294	8.373358	-46.68%	11,450	2008
	12.495047	15.703294	25.68%	2,638	2007
	9.506220	12.495047	31.44%	2,638	2006
	7.385378	9.506220	28.72%	2,638	2005
	6.542624	7.385378	12.88%	4,971	2004
	4.880201	6.542624	34.06%	5,992	2003
	6.505103	4.880201	-24.98%	6,114	2002
	9.224008	6.505103	-29.48%	6,241	2001
	10.000000	9.224008	-7.76%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.990664	13.329763	-46.66%	44,929	2008
	19.884497	24.990664	25.68%	84,492	2007
	15.129732	19.884497	31.43%	53,631	2006
	11.757438	15.129732	28.68%	34,855	2005
	10.401328	11.757438	13.04%	21,516	2004
	7.775080	10.401328	33.78%	19,486	2003
	10.000000	7.775080	-22.25%	8,868	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	20.363500	11.203420	-44.98%	6,102	2008
	17.182457	20.363500	18.51%	7,298	2007
	13.808057	17.182457	24.44%	11,115	2006
	11.704753	13.808057	17.97%	14,165	2005
	10.237171	11.704753	14.34%	14,279	2004
	7.611516	10.237171	34.50%	18,006	2003
	10.320501	7.611516	-26.25%	25,082	2002
	12.860372	10.320501	-19.75%	10,549	2001
	14.837408	12.860372	-13.32%	7,204	2000
	12.210713	14.837408	21.51%	1,060	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	27.008713	14.863375	-44.97%	12,909	2008
	22.781582	27.008713	18.56%	20,239	2007
	18.317742	22.781582	24.37%	11,431	2006
	15.527453	18.317742	17.97%	16,132	2005
	13.580570	15.527453	14.34%	10,024	2004
	10.000000	13.580570	35.81%	9,876	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.142379	-48.58%	341	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.130791	-38.69%	37,544	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.927537	-20.72%	7,854	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.204634	-27.95%	6,084	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.078992	-9.21%	17,287	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.562819	-24.37%	16,838	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.841204	-31.59%	2,328	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.307908	-16.92%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.868797	-1.31%	5,299	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.852755	-1.47%	657	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.878570	10.037107	-46.83%	21,739	2008
	19.316077	18.878570	-2.26%	18,455	2007
	16.237918	19.316077	18.96%	31,368	2006
	14.775700	16.237918	9.90%	20,118	2005
	12.340380	14.775700	19.73%	20,011	2004
	8.825014	12.340380	39.83%	16,414	2003
	10.000000	8.825014	-11.75%	8,258	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.988120	14.894664	6.48%	1,038,069	2008
	13.206371	13.988120	5.92%	1,058,696	2007
	12.927647	13.206371	2.16%	1,097,903	2006
	12.664327	12.927647	2.08%	1,225,716	2005
	12.406921	12.664327	2.07%	1,379,645	2004
	12.305129	12.406921	0.83%	1,600,394	2003
	11.216307	12.305129	9.71%	1,692,392	2002
	10.579941	11.216307	6.01%	760,538	2001
	9.509925	10.579941	11.25%	52,138	2000
	9.851828	9.509925	-3.47%	10,531	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.535283	5.171325	-39.41%	57,906	2008
	7.223344	8.535283	18.16%	78,433	2007
	6.882641	7.223344	4.95%	95,304	2006
	6.537501	6.882641	5.28%	128,049	2005
	6.114786	6.537501	6.91%	122,598	2004
	4.660144	6.114786	31.21%	123,549	2003
	6.614069	4.660144	-29.54%	72,366	2002
	9.311292	6.614069	-28.97%	27,242	2001
	12.820934	9.311292	-27.37%	9,536	2000
	12.438039	12.820934	3.08%	10,795	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.831675	10.961635	-26.09%	83,568	2008
	13.252224	14.831675	11.92%	74,702	2007
	13.053238	13.252224	1.52%	114,676	2006
	12.178764	13.053238	7.18%	127,079	2005
	11.424339	12.178764	6.60%	95,356	2004
	8.449939	11.424339	35.20%	70,568	2003
	10.000000	8.449939	-15.50%	24,952	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.762888	6.617105	-43.75%	6,432	2008
	10.879072	11.762888	8.12%	8,601	2007
	10.000000	10.879072	8.79%	1,009	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.247679	11.377644	-7.10%	384,848	2008
	11.758213	12.247679	4.16%	387,516	2007
	11.204020	11.758213	4.95%	308,035	2006
	10.971215	11.204020	2.12%	338,063	2005
	10.605451	10.971215	3.45%	449,073	2004
	9.942704	10.605451	6.67%	461,165	2003
	10.000000	9.942704	-0.57%	293,357	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.154760	11.047191	-16.02%	472,107	2008
	12.571989	13.154760	4.64%	554,240	2007
	11.729868	12.571989	7.18%	610,335	2006
	11.356507	11.729868	3.29%	751,917	2005
	10.721096	11.356507	5.93%	760,521	2004
	9.539048	10.721096	12.39%	728,876	2003
	10.000000	9.539048	-4.61%	330,433	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.909352	10.560036	-24.08%	1,712,028	2008
	13.318307	13.909352	4.44%	1,807,907	2007
	12.099196	13.318307	10.08%	1,869,671	2006
	11.618642	12.099196	4.14%	1,783,747	2005
	10.730544	11.618642	8.28%	1,813,336	2004
	9.042222	10.730544	18.67%	1,643,008	2003
	10.000000	9.042222	-9.58%	456,100	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.990874	10.166666	-32.18%	860,341	2008
	14.287497	14.990874	4.92%	952,679	2007
	12.618444	14.287497	13.23%	1,126,813	2006
	11.921713	12.618444	5.84%	1,151,938	2005
	10.759274	11.921713	10.80%	1,152,104	2004
	8.594465	10.759274	25.19%	1,140,984	2003
	10.000000	8.594465	-14.06%	384,549	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.633605	9.759958	-37.57%	193,274	2008
	14.927083	15.633605	4.73%	219,355	2007
	12.920750	14.927083	15.53%	229,425	2006
	12.110133	12.920750	6.69%	240,237	2005
	10.744012	12.110133	12.72%	239,193	2004
	8.242281	10.744012	30.35%	203,891	2003
	10.000000	8.242281	-17.58%	43,745	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.547341	16.673054	-37.20%	319,153	2008
	24.970222	26.547341	6.32%	327,134	2007
	22.986686	24.970222	8.63%	382,434	2006
	20.743589	22.986686	10.81%	428,127	2005
	18.132311	20.743589	14.40%	471,613	2004
	13.622624	18.132311	33.10%	466,898	2003
	16.271356	13.622624	-16.28%	327,800	2002
	16.679519	16.271356	-2.45%	121,843	2001
	14.645409	16.679519	13.89%	16,740	2000
	12.252304	14.645409	19.53%	30	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.097060	12.203522	0.88%	2,009,557	2008
	11.678837	12.097060	3.58%	1,122,519	2007
	11.302306	11.678837	3.33%	917,893	2006
	11.136308	11.302306	1.49%	762,498	2005
	11.175193	11.136308	-0.35%	864,711	2004
	11.234913	11.175193	-0.53%	886,647	2003
	11.229574	11.234913	0.05%	1,334,983	2002
	10.965798	11.229574	2.41%	829,390	2001
	10.462170	10.965798	4.81%	87,363	2000
	10.094495	10.462170	3.64%	4,389	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.093062	-39.07%	29,448	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.441172	11.904701	-46.95%	70,140	2008
	22.057082	22.441172	1.74%	83,701	2007
	18.178088	22.057082	21.34%	98,978	2006
	16.410853	18.178088	10.77%	98,803	2005
	13.804740	16.410853	18.88%	63,803	2004
	10.000000	13.804740	38.05%	23,831	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.315495	-36.85%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.299706	-37.00%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.231294	-37.69%	11,881	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.705806	-32.94%	23,125	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.241801	9.131786	-47.04%	139,905	2008
	15.893793	17.241801	8.48%	141,028	2007
	15.578606	15.893793	2.02%	149,547	2006
	14.579713	15.578606	6.85%	182,974	2005
	13.004630	14.579713	12.11%	198,220	2004
	9.798306	13.004630	32.72%	228,567	2003
	14.858644	9.798306	-34.06%	158,703	2002
	16.860140	14.858644	-11.87%	80,758	2001
	20.345317	16.860140	-17.13%	13,657	2000
	10.000000	20.345317	103.45%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	32.131819	21.549644	-32.93%	193,363	2008
	34.914843	32.131819	-7.97%	217,679	2007
	30.112384	34.914843	15.95%	250,356	2006
	29.553543	30.112384	1.89%	295,994	2005
	25.488198	29.553543	15.95%	365,351	2004
	16.438351	25.488198	55.05%	379,823	2003
	22.831653	16.438351	-28.00%	311,372	2002
	18.006956	22.831653	26.79%	168,598	2001
	16.380692	18.006956	9.93%	12,878	2000
	12.962717	16.380692	26.37%	1,583	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	28.501641	17.414238	-38.90%	221,279	2008
	28.233079	28.501641	0.95%	227,667	2007
	25.491825	28.233079	10.75%	265,811	2006
	22.959559	25.491825	11.03%	296,969	2005
	19.514472	22.959559	17.65%	324,595	2004
	13.999555	19.514472	39.39%	328,012	2003
	17.131237	13.999555	-18.28%	267,657	2002
	18.577322	17.131237	-7.78%	125,153	2001
	17.256864	18.577322	7.65%	30,804	2000
	12.121529	17.256864	42.37%	6,650	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.236520	8.802384	-42.23%	189,235	2008
	14.248988	15.236520	6.93%	207,368	2007
	12.685521	14.248988	12.32%	219,949	2006
	11.943858	12.685521	6.21%	275,536	2005
	11.009243	11.943858	8.49%	353,883	2004
	8.734199	11.009243	26.05%	417,545	2003
	10.691229	8.734199	-18.31%	368,571	2002
	12.266207	10.691229	-12.84%	270,233	2001
	12.676933	12.266207	-3.24%	83,174	2000
	11.991803	12.676933	5.71%	9,053	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.811446	12.109454	-18.24%	162,473	2008
	14.322312	14.811446	3.42%	217,167	2007
	13.819851	14.322312	3.64%	210,856	2006
	13.681913	13.819851	1.01%	233,194	2005
	12.992190	13.681913	5.31%	245,596	2004
	11.722912	12.992190	10.83%	240,713	2003
	11.062002	11.722912	5.97%	261,771	2002
	10.741462	11.062002	2.98%	158,025	2001
	10.284262	10.741462	4.45%	18,768	2000
	10.244538	10.284262	0.39%	2,287	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.386033	9.098047	-50.52%	24,890	2008
	16.673956	18.386033	10.27%	40,267	2007
	14.525413	16.673956	14.79%	33,821	2006
	13.321756	14.525413	9.04%	17,473	2005
	11.346739	13.321756	17.41%	12,517	2004
	9.139446	11.346739	24.15%	9,700	2003
	10.000000	9.139446	-8.61%	8,379	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.866941	-1.33%	49,180	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.900190	1.982704	-49.16%	3,576	2008
	3.285607	3.900190	18.71%	3,729	2007
	2.989804	3.285607	9.89%	3,730	2006
	3.040196	2.989804	-1.66%	3,730	2005
	2.948398	3.040196	3.11%	11,702	2004
	1.921414	2.948398	53.45%	16,530	2003
	3.397209	1.921414	-43.44%	18,430	2002
	6.000784	3.397209	-43.39%	27,935	2001
	10.000000	6.000784	-39.99%	5,530	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.472426	7.354960	-49.18%	17,400	2008
	12.182552	14.472426	18.80%	50,600	2007
	11.094359	12.182552	9.81%	21,708	2006
	11.280914	11.094359	-1.65%	26,221	2005
	10.943922	11.280914	3.08%	28,256	2004
	7.133934	10.943922	53.41%	33,087	2003
	10.000000	7.133934	-28.66%	10,385	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.581068	9.627888	-41.93%	19,973	2008
	13.701480	16.581068	21.02%	27,596	2007
	13.900426	13.701480	-1.43%	55,081	2006
	12.556161	13.900426	10.71%	56,997	2005
	11.296287	12.556161	11.15%	53,299	2004
	7.498608	11.296287	50.65%	61,204	2003
	10.000000	7.498608	-25.01%	19,447	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.563070	8.447508	-37.72%	147,867	2008
	14.032808	13.563070	-3.35%	182,595	2007
	12.247557	14.032808	14.58%	185,430	2006
	11.884888	12.247557	3.05%	183,639	2005
	10.232526	11.884888	16.15%	190,074	2004
	7.875820	10.232526	29.92%	150,587	2003
	10.643778	7.875820	-26.01%	108,132	2002
	12.258057	10.643778	-13.17%	88,346	2001
	13.873607	12.258057	-11.64%	16,216	2000
	11.844786	13.873607	17.13%	835	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.603068	-43.97%	15,843	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	19.556880	10.532128	-46.15%	570,286	2008
	17.333124	19.556880	12.83%	602,327	2007
	16.243171	17.333124	6.71%	683,099	2006
	15.634471	16.243171	3.89%	831,167	2005
	14.790435	15.634471	5.71%	883,209	2004
	11.426546	14.790435	29.44%	893,702	2003
	15.804639	11.426546	-27.70%	773,243	2002
	18.290036	15.804639	-13.59%	397,876	2001
	18.544459	18.290036	-1.37%	75,179	2000
	13.243332	18.544459	40.03%	5,203	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.194279	13.711763	-40.88%	252,973	2008
	22.067063	23.194279	5.11%	283,438	2007
	18.967927	22.067063	16.34%	333,028	2006
	16.781825	18.967927	13.03%	387,492	2005
	14.242986	16.781825	17.83%	359,934	2004
	10.000000	14.242986	42.43%	294,048	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.665223	8.670472	-40.88%	367,853	2008
	13.954930	14.665223	5.09%	398,702	2007
	11.994723	13.954930	16.34%	425,522	2006
	10.615063	11.994723	13.00%	514,153	2005
	9.011599	10.615063	17.79%	599,639	2004
	6.374126	9.011599	41.38%	710,060	2003
	8.281465	6.374126	-23.03%	921,010	2002
	9.525016	8.281465	-13.06%	383,590	2001
	10.000000	9.525016	-4.75%	17,604	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.586595	2.000278	-79.13%	284	2008
	10.000000	9.586595	-4.13%	1,031	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.394627	2.191393	-78.92%	0	2008
	10.526915	10.394627	-1.26%	4,785	2007
	10.000000	10.526915	5.27%	4,942	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.901541	9.671519	-39.18%	417,303	2008
	15.405998	15.901541	3.22%	441,219	2007
	13.548971	15.405998	13.71%	485,301	2006
	12.933232	13.548971	4.76%	543,344	2005
	11.952995	12.933232	8.20%	626,851	2004
	9.542333	11.952995	25.26%	731,773	2003
	11.888126	9.542333	-19.73%	569,305	2002
	13.387444	11.888126	-11.20%	377,989	2001
	14.845060	13.387444	-9.82%	95,500	2000
	12.339083	14.845060	20.31%	4,870	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.782119	6.011559	-38.55%	21,942	2008
	10.017743	9.782119	-2.35%	19,148	2007
	10.000000	10.017743	0.18%	7,009	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.783866	8.953474	-49.65%	142,746	2008
	16.920420	17.783866	5.10%	131,506	2007
	16.625356	16.920420	1.77%	148,688	2006
	14.972502	16.625356	11.04%	213,620	2005
	12.645718	14.972502	18.40%	185,688	2004
	10.186018	12.645718	24.15%	193,632	2003
	14.270642	10.186018	-28.62%	189,178	2002
	21.006006	14.270642	-32.06%	140,424	2001
	23.939845	21.006006	-12.26%	58,925	2000
	13.190143	23.939845	81.50%	1,868	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.091221	10.193531	-8.09%	0	2008
	10.141328	11.091221	9.37%	0	2007
	10.000000	10.141328	1.41%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.166001	11.561741	3.54%	0	2008
	10.388364	11.166001	7.49%	0	2007
	10.000000	10.388364	3.88%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.318777	6.347117	-43.92%	0	2008
	11.013104	11.318777	2.78%	0	2007
	10.000000	11.013104	10.13%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.508060	7.618010	-39.10%	0	2008
	11.621771	12.508060	7.63%	0	2007
	10.000000	11.621771	16.22%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.147859	5.428630	-40.66%	0	2008
	10.332511	9.147859	-11.47%	0	2007
	10.000000	10.332511	3.33%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.553835	8.314433	-28.04%	0	2008
	11.023401	11.553835	4.81%	0	2007
	10.000000	11.023401	10.23%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.591815	7.055306	-39.14%	0	2008
	11.406249	11.591815	1.63%	0	2007
	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.684493	7.395228	-30.79%	0	2008
	10.589657	10.684493	0.90%	0	2007
	10.000000	10.589657	5.90%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.788402	7.156435	-39.29%	0	2008
	10.817313	11.788402	8.98%	0	2007
	10.000000	10.817313	8.17%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.837871	7.663686	-29.29%	0	2008
	10.764449	10.837871	0.68%	0	2007
	10.000000	10.764449	7.64%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.814772	5.641794	-47.83%	0	2008
	10.360638	10.814772	4.38%	0	2007
	10.000000	10.360638	3.61%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.048206	6.250453	-37.80%	0	2008
	10.835513	10.048206	-7.27%	0	2007
	10.000000	10.835513	8.36%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.861617	9.641045	-11.24%	41,277	2008
	10.420412	10.861617	4.23%	25,938	2007
	10.000000	10.420412	4.20%	9,011	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.743192	6.657058	-43.31%	34,092	2008
	10.561516	11.743192	11.19%	16,402	2007
	10.000000	10.561516	5.62%	6,058	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.211619	7.063369	-37.00%	41,375	2008
	11.009214	11.211619	1.84%	43,048	2007
	10.000000	11.009214	10.09%	24,359	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.674322	10.689324	0.14%	22,446	2008
	10.262681	10.674322	4.01%	8,705	2007
	10.000000	10.262681	2.63%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.180925	27.887028	-15.95%	12,686	2008
	31.510701	33.180925	5.30%	15,052	2007
	28.767313	31.510701	9.54%	17,496	2006
	25.924994	28.767313	10.96%	21,982	2005
	23.828896	25.924994	8.80%	30,312	2004
	18.852711	23.828896	26.40%	46,550	2003
	17.461708	18.852711	7.97%	55,593	2002
	16.045362	17.461708	8.83%	11,621	2001
	14.571756	16.045362	10.11%	102	2000
	11.394055	14.571756	27.01%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.288061	10.010271	-45.26%	0	2008
	16.146209	18.288061	13.27%	0	2007
	13.052832	16.146209	23.70%	0	2006
	11.888377	13.052832	9.79%	0	2005
	10.245194	11.888377	16.04%	0	2004
	8.134101	10.245194	25.95%	0	2003
	10.000000	8.134101	-18.66%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.511726	5.531322	-47.38%	27,194	2008
	8.669628	10.511726	21.25%	38,226	2007
	8.025847	8.669628	8.02%	48,625	2006
	6.905710	8.025847	16.22%	56,401	2005
	5.745246	6.905710	20.20%	50,294	2004
	4.099757	5.745246	40.14%	57,856	2003
	6.024685	4.099757	-31.95%	38,327	2002
	8.622944	6.024685	-30.13%	34,859	2001
	10.000000	8.622944	-13.77%	934	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	31.793531	19.517660	-38.61%	163,489	2008
	38.786856	31.793531	-18.03%	177,584	2007
	28.422890	38.786856	36.46%	247,783	2006
	24.563964	28.422890	15.71%	274,207	2005
	18.218831	24.563964	34.83%	349,629	2004
	13.402911	18.218831	35.93%	310,495	2003
	13.666427	13.402911	-1.93%	224,701	2002
	12.587517	13.666427	8.57%	65,944	2001
	12.105635	12.587517	3.98%	11,476	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.881418	10.759965	-65.16%	8,301	2008
	22.710866	30.881418	35.98%	14,641	2007
	16.464941	22.710866	37.93%	14,868	2006
	12.631088	16.464941	30.35%	31,483	2005
	10.000000	12.631088	26.31%	5,152	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	62.153612	21.638159	-65.19%	5,336	2008
	45.692872	62.153612	36.02%	5,103	2007
	33.136572	45.692872	37.89%	5,266	2006
	25.395192	33.136572	30.48%	5,482	2005
	20.406985	25.395192	24.44%	7,482	2004
	13.388854	20.406985	52.42%	10,686	2003
	13.949511	13.388854	-4.02%	16,855	2002
	14.373141	13.949511	-2.95%	22,902	2001
	25.010854	14.373141	-42.53%	1,587	2000
	12.632701	25.010854	97.99%	165	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.099989	17.636206	-46.72%	43,558	2008
	23.042373	33.099989	43.65%	28,681	2007
	18.717058	23.042373	23.11%	32,205	2006
	12.488115	18.717058	49.88%	38,888	2005
	10.000000	12.488115	24.88%	45,726	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	51.750299	27.559137	-46.75%	6,659	2008
	36.018604	51.750299	43.68%	4,565	2007
	29.268051	36.018604	23.06%	5,771	2006
	19.520708	29.268051	49.93%	9,091	2005
	15.896223	19.520708	22.80%	9,992	2004
	11.106735	15.896223	43.12%	21,373	2003
	11.563707	11.106735	-3.95%	31,183	2002
	13.063519	11.563707	-11.48%	8,603	2001
	11.862189	13.063519	10.13%	588	2000
	9.917280	11.862189	19.61%	319	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.106823	8.664104	-38.58%	25,407	2008
	12.980042	14.106823	8.68%	31,609	2007
	11.550419	12.980042	12.38%	32,693	2006
	10.744649	11.550419	7.50%	44,448	2005
	9.911600	10.744649	8.40%	47,309	2004
	7.428955	9.911600	33.42%	50,986	2003
	9.816956	7.428955	-24.33%	53,093	2002
	9.900367	9.816956	-0.84%	26,177	2001
	10.000000	9.900367	-1.00%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.318820	7.886361	-40.79%	485,756	2008
	12.636389	13.318820	5.40%	500,360	2007
	11.391125	12.636389	10.93%	581,881	2006
	10.681090	11.391125	6.65%	664,553	2005
	9.139973	10.681090	16.86%	752,413	2004
	6.748731	9.139973	35.43%	843,913	2003
	9.329375	6.748731	-27.66%	739,674	2002
	9.801555	9.329375	-4.82%	395,292	2001
	10.000000	9.801555	-1.98%	3,804	2000*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.507007	7.012115	-39.06%	457	2008
	11.396440	11.507007	0.97%	457	2007
	10.433450	11.396440	9.23%	457	2006
	10.029480	10.433450	4.03%	457	2005
	9.441259	10.029480	6.23%	457	2004
	8.212173	9.441259	14.97%	468	2003
	10.026509	8.212173	-18.10%	0	2002
	10.000000	10.026509	0.27%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.663209	5.066961	-52.48%	5,036	2008
	10.648204	10.663209	0.14%	2,867	2007
	10.000000	10.648204	6.48%	892	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.973854	7.371170	-43.18%	0	2008
	11.723820	12.973854	10.66%	0	2007
	11.162592	11.723820	5.03%	0	2006
	10.380546	11.162592	7.53%	0	2005
	9.853712	10.380546	5.35%	0	2004
	7.700196	9.853712	27.97%	0	2003
	10.303341	7.700196	-25.27%	0	2002
	10.000000	10.303341	3.03%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.912533	6.185696	-43.32%	1,251	2008
	9.885895	10.912533	10.38%	948	2007
	10.000000	9.885895	-1.14%	217	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.017691	5.755196	-47.76%	3,397	2008
	10.088107	11.017691	9.21%	9,855	2007
	10.000000	10.088107	0.88%	3,454	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.068958	9.710224	-30.98%	0	2008
	13.171665	14.068958	6.81%	0	2007
	11.423230	13.171665	15.31%	0	2006
	10.978376	11.423230	4.05%	0	2005
	10.197138	10.978376	7.66%	0	2004
	8.295181	10.197138	22.93%	0	2003
	9.945864	8.295181	-16.60%	0	2002
	10.000000	9.945864	-0.54%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.805376	8.325488	-29.48%	0	2008
	10.683050	11.805376	10.51%	0	2007
	10.000000	10.683050	6.83%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.906931	6.511587	-45.31%	0	2008
	12.759106	11.906931	-6.68%	0	2007
	10.000000	12.759106	27.59%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.419228	12.616616	-41.10%	0	2008
	18.898897	21.419228	13.34%	0	2007
	14.916325	18.898897	26.70%	0	2006
	12.801831	14.916325	16.52%	0	2005
	10.448966	12.801831	22.52%	0	2004
	8.194331	10.448966	27.51%	0	2003
	10.000000	8.194331	-18.06%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.676152	7.119101	-39.03%	0	2008
	10.219953	11.676152	14.25%	0	2007
	10.000000	10.219953	2.20%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.204371	-37.96%	4,135	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.554749	10.052611	-35.37%	265,289	2008
	15.755326	15.554749	-1.27%	268,735	2007
	13.618988	15.755326	15.69%	258,123	2006
	13.173845	13.618988	3.38%	265,648	2005
	11.800602	13.173845	11.64%	243,892	2004
	9.233496	11.800602	27.80%	227,789	2003
	11.591056	9.233496	-20.34%	184,961	2002
	12.802086	11.591056	-9.46%	130,546	2001
	14.495483	12.802086	-11.68%	62,095	2000
	12.431326	14.495483	16.60%	10,035	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	18.004862	9.815043	-45.49%	70,702	2008
	15.437238	18.004862	16.63%	75,518	2007
	12.496772	15.437238	23.53%	75,203	2006
	11.167883	12.496772	11.90%	89,869	2005
	9.835624	11.167883	13.55%	104,697	2004
	7.995327	9.835624	23.02%	119,534	2003
	10.162935	7.995327	-21.33%	139,330	2002
	14.524713	10.162935	-30.03%	166,198	2001
	17.674116	14.524713	-17.82%	88,614	2000
	10.904652	17.674116	62.08%	6,941	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.127778	9.882047	-45.49%	205,718	2008
	15.542624	18.127778	16.63%	210,193	2007
	12.582094	15.542624	23.53%	194,264	2006
	11.259425	12.582094	11.75%	192,427	2005
	9.902768	11.259425	13.70%	175,537	2004
	8.049901	9.902768	23.02%	147,034	2003
	10.000000	8.049901	-19.50%	87,707	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.679075	7.981902	-25.26%	29,965	2008
	11.064576	10.679075	-3.48%	22,970	2007
	10.000000	11.064576	10.65%	18,370	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.409213	7.174480	-42.18%	20,969	2008
	10.379377	12.409213	19.56%	28,584	2007
	10.860896	10.379377	-4.43%	25,671	2006
	10.759422	10.860896	0.94%	30,909	2005
	9.839643	10.759422	9.35%	29,428	2004
	7.973718	9.839643	23.40%	21,986	2003
	10.000000	7.973718	-20.26%	10,332	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.761269	15.019486	-27.66%	551,816	2008
	22.153132	20.761269	-6.28%	598,453	2007
	18.896571	22.153132	17.23%	615,065	2006
	18.208834	18.896571	3.78%	607,354	2005
	16.119499	18.208834	12.96%	553,673	2004
	12.651422	16.119499	27.41%	453,653	2003
	14.654697	12.651422	-13.67%	354,877	2002
	13.147862	14.654697	11.46%	164,199	2001
	11.263216	13.147862	16.73%	30,204	2000
	11.497731	11.263216	-2.04%	3,606	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.187352	6.693740	-49.24%	32,275	2008
	9.550042	13.187352	38.09%	58,866	2007
	10.000000	9.550042	-4.50%	1,353	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.664298	11.341243	-2.77%	122,386	2008
	10.782991	11.664298	8.17%	72,998	2007
	10.743070	10.782991	0.37%	36,205	2006
	10.705893	10.743070	0.35%	40,147	2005
	10.240855	10.705893	4.54%	33,320	2004
	10.000000	10.240855	2.41%	20,371	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.213334	8.064666	-38.97%	903	2008
	13.103832	13.213334	0.84%	201	2007
	11.460332	13.103832	14.34%	171	2006
	10.863885	11.460332	5.49%	138	2005
	9.825542	10.863885	10.57%	102	2004
	7.925715	9.825542	23.97%	61	2003
	10.187317	7.925715	-22.20%	0	2002
	10.000000	10.187317	1.87%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.973475	8.019904	-38.18%	1,043	2008
	13.950715	12.973475	-7.00%	1,397	2007
	11.641870	13.950715	19.83%	1,397	2006
	11.021817	11.641870	5.63%	1,397	2005
	9.856882	11.021817	11.82%	1,397	2004
	8.070344	9.856882	22.14%	1,408	2003
	10.165320	8.070344	-20.61%	936	2002
	10.000000	10.165320	1.65%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.912181	9.485887	-52.36%	542	2008
	14.928095	19.912181	33.39%	868	2007
	14.631732	14.928095	2.03%	868	2006
	12.947092	14.631732	13.01%	868	2005
	11.181686	12.947092	15.79%	868	2004
	8.287053	11.181686	34.93%	868	2003
	10.484898	8.287053	-20.96%	868	2002
	10.000000	10.484898	4.85%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.016617	9.913311	-41.74%	648	2008
	14.772705	17.016617	15.19%	648	2007
	12.601078	14.772705	17.23%	826	2006
	10.859830	12.601078	16.03%	833	2005
	9.579453	10.859830	13.37%	863	2004
	7.285009	9.579453	31.50%	863	2003
	9.206014	7.285009	-20.87%	903	2002
	11.989196	9.206014	-23.21%	748	2001
	16.374564	11.989196	-26.78%	1,108	2000
	10.801619	16.374564	51.59%	1,073	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.656771	8.236573	-47.39%	162	2008
	16.500864	15.656771	-5.12%	162	2007
	14.752718	16.500864	11.85%	162	2006
	12.855886	14.752718	14.75%	162	2005
	11.028092	12.855886	16.57%	162	2004
	7.559296	11.028092	45.89%	170	2003
	11.620449	7.559296	-34.95%	427	2002
	16.482534	11.620449	-29.50%	567	2001
	20.579437	16.482534	-19.91%	521	2000
	12.739606	20.579437	61.54%	352	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.244346	10.872028	-36.95%	20,727	2008
	17.148631	17.244346	0.56%	20,529	2007
	14.542340	17.148631	17.92%	8,425	2006
	13.610120	14.542340	6.85%	8,686	2005
	12.371997	13.610120	10.01%	8,029	2004
	10.004585	12.371997	23.66%	9,334	2003
	13.167262	10.004585	-24.02%	8,120	2002
	13.203287	13.167262	-0.27%	7,546	2001
	12.269490	13.203287	7.61%	5,069	2000
	11.688738	12.269490	4.97%	1,590	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.670723	10.013642	-31.74%	89,119	2008
	14.947780	14.670723	-1.85%	87,130	2007
	13.223234	14.947780	13.04%	85,784	2006
	12.480627	13.223234	5.95%	85,969	2005
	10.364013	12.480627	20.42%	69,050	2004
	7.613403	10.364013	36.13%	42,227	2003
	10.000000	7.613403	-23.87%	8,400	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.892933	7.705099	-35.21%	323,041	2008
	11.168633	11.892933	6.49%	330,148	2007
	10.351504	11.168633	7.89%	325,601	2006
	10.111287	10.351504	2.38%	331,041	2005
	9.635655	10.111287	4.94%	338,795	2004
	7.739942	9.635655	24.49%	317,922	2003
	11.025487	7.739942	-29.80%	270,506	2002
	14.414394	11.025487	-23.51%	225,355	2001
	16.397708	14.414394	-12.10%	137,189	2000
	12.758878	16.397708	28.52%	18,281	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.958510	9.289668	-37.90%	1,220,523	2008
	14.385200	14.958510	3.99%	1,359,522	2007
	12.605780	14.385200	14.12%	1,325,095	2006
	12.186711	12.605780	3.44%	1,377,752	2005
	11.148445	12.186711	9.31%	1,375,237	2004
	8.790442	11.148445	26.82%	1,269,214	2003
	11.460136	8.790442	-23.30%	1,052,739	2002
	13.209188	11.460136	-13.24%	779,572	2001
	14.736468	13.209188	-10.36%	419,850	2000
	12.367188	14.736468	19.16%	86,392	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.183971	10.568422	-30.40%	154,865	2008
	14.346155	15.183971	5.84%	159,274	2007
	12.465876	14.346155	15.08%	167,286	2006
	12.087664	12.465876	3.13%	170,122	2005
	11.646776	12.087664	3.79%	173,039	2004
	9.728623	11.646776	19.72%	148,307	2003
	11.823034	9.728623	-17.71%	116,977	2002
	13.195948	11.823034	-10.40%	82,891	2001
	13.442893	13.195948	-1.84%	49,669	2000
	12.207586	13.442893	10.12%	11,523	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.482123	7.079519	-38.34%	0	2008
	13.067609	11.482123	-12.13%	0	2007
	12.745394	13.067609	2.53%	0	2006
	12.192484	12.745394	4.53%	0	2005
	11.083607	12.192484	10.00%	0	2004
	8.518549	11.083607	30.11%	0	2003
	10.660845	8.518549	-20.09%	0	2002
	10.000000	10.660845	6.61%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.177839	11.875984	-38.07%	0	2008
	18.637889	19.177839	2.90%	0	2007
	15.386609	18.637889	21.13%	0	2006
	13.918111	15.386609	10.55%	0	2005
	11.737034	13.918111	18.58%	0	2004
	8.712095	11.737034	34.72%	0	2003
	10.046373	8.712095	-13.28%	0	2002
	10.000000	10.046373	0.46%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.036702	9.830634	-2.05%	19,951	2008
	10.312388	10.036702	-2.67%	1,031	2007
	10.000000	10.312388	3.12%	844	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.975403	12.801405	-8.40%	472,097	2008
	13.423384	13.975403	4.11%	494,771	2007
	13.044103	13.423384	2.91%	458,191	2006
	13.033001	13.044103	0.09%	453,285	2005
	12.730457	13.033001	2.38%	429,187	2004
	12.313044	12.730457	3.39%	395,410	2003
	11.401464	12.313044	8.00%	281,981	2002
	10.684388	11.401464	6.71%	140,588	2001
	9.790385	10.684388	9.13%	37,347	2000
	10.000000	9.790385	-2.10%	1,278	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.573218	13.365134	-43.30%	957,831	2008
	20.305885	23.573218	16.09%	1,012,772	2007
	18.417343	20.305885	10.25%	954,210	2006
	15.952706	18.417343	15.45%	843,674	2005
	13.999044	15.952706	13.96%	712,230	2004
	11.039054	13.999044	26.81%	591,975	2003
	12.335838	11.039054	-10.51%	450,944	2002
	14.247834	12.335838	-13.42%	326,099	2001
	15.457984	14.247834	-7.83%	188,575	2000
	12.602507	15.457984	22.66%	32,053	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.500848	6.081720	-54.95%	163,269	2008
	9.383035	13.500848	43.89%	116,443	2007
	10.000000	9.383035	-6.17%	24,209	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	18.002932	10.190835	-43.39%	880,657	2008
	17.968073	18.002932	0.19%	897,101	2007
	15.144659	17.968073	18.64%	874,848	2006
	14.493567	15.144659	4.49%	846,999	2005
	13.170455	14.493567	10.05%	800,406	2004
	10.236736	13.170455	28.66%	703,265	2003
	12.483021	10.236736	-17.99%	550,080	2002
	13.313013	12.483021	-6.23%	357,279	2001
	12.440601	13.313013	7.01%	132,911	2000
	11.850451	12.440601	4.98%	20,376	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.291189	8.358168	-25.98%	8,994	2008
	10.519576	11.291189	7.34%	7,892	2007
	10.000000	10.519576	5.20%	2,060	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.471058	7.625956	-33.52%	65,856	2008
	10.539579	11.471058	8.84%	16,171	2007
	10.000000	10.539579	5.40%	5,325	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.601646	7.097840	-38.82%	18,723	2008
	10.559747	11.601646	9.87%	14,674	2007
	10.000000	10.559747	5.60%	3,026	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.576778	5.583962	-55.60%	105,483	2008
	10.346265	12.576778	21.56%	101,946	2007
	9.944414	10.346265	4.04%	98,087	2006
	9.245533	9.944414	7.56%	101,437	2005
	8.740750	9.245533	5.78%	99,552	2004
	6.823011	8.740750	28.11%	101,603	2003
	8.844341	6.823011	-22.85%	91,292	2002
	10.463173	8.844341	-15.47%	75,348	2001
	12.785984	10.463173	-18.17%	44,435	2000
	12.421717	12.785984	2.93%	12,514	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	16.060924	8.372807	-47.87%	841,957	2008
	12.813873	16.060924	25.34%	903,040	2007
	12.151083	12.813873	5.45%	873,297	2006
	11.638000	12.151083	4.41%	907,835	2005
	11.407069	11.638000	2.02%	941,698	2004
	8.695091	11.407069	31.19%	886,741	2003
	12.608518	8.695091	-31.04%	759,470	2002
	15.512519	12.608518	-18.72%	601,219	2001
	17.653733	15.512519	-12.13%	347,480	2000
	13.015101	17.653733	35.64%	51,168	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.567096	8.563916	-25.96%	161,277	2008
	11.405362	11.567096	1.42%	192,383	2007
	10.382924	11.405362	9.85%	388,859	2006
	10.250064	10.382924	1.30%	474,248	2005
	9.477262	10.250064	8.15%	531,410	2004
	7.554754	9.477262	25.45%	572,386	2003
	7.379494	7.554754	2.37%	168,059	2002
	8.478210	7.379494	-12.96%	122,563	2001
	11.087928	8.478210	-23.54%	60,554	2000
	10.384114	11.087928	6.78%	7,779	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.806038	7.268321	-25.88%	151,610	2008
	10.000000	9.806038	-1.94%	198,699	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.178437	10.674834	-4.51%	149,998	2008
	10.857668	11.178437	2.95%	136,195	2007
	10.536126	10.857668	3.05%	102,404	2006
	10.446445	10.536126	0.86%	74,074	2005
	10.135570	10.446445	3.07%	37,725	2004
	10.000000	10.135570	1.36%	8,550	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.253265	6.725459	-40.24%	131,495	2008
	9.863182	11.253265	14.09%	95,209	2007
	10.000000	9.863182	-1.37%	34,773	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.565247	10.850910	-44.54%	31,019	2008
	16.896770	19.565247	15.79%	31,960	2007
	14.499246	16.896770	16.54%	32,865	2006
	12.334722	14.499246	17.55%	36,522	2005
	11.000744	12.334722	12.13%	43,777	2004
	7.775040	11.000744	41.49%	50,373	2003
	9.879361	7.775040	-21.30%	58,482	2002
	12.702222	9.879361	-22.22%	64,819	2001
	15.900927	12.702222	-20.12%	39,955	2000
	11.296846	15.900927	40.76%	5,838	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.467718	10.794322	-44.55%	192,790	2008
	16.809880	19.467718	15.81%	208,482	2007
	14.424335	16.809880	16.54%	208,413	2006
	12.275838	14.424335	17.50%	160,797	2005
	10.947388	12.275838	12.13%	132,291	2004
	7.734738	10.947388	41.54%	78,373	2003
	10.000000	7.734738	-22.65%	31,997	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.872344	7.656370	-51.76%	73,915	2008
	15.214228	15.872344	4.33%	84,209	2007
	13.252038	15.214228	14.81%	80,335	2006
	13.078442	13.252038	1.33%	82,997	2005
	11.612918	13.078442	12.62%	76,714	2004
	7.448995	11.612918	55.90%	62,597	2003
	10.000000	7.448995	-25.51%	6,496	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.405666	7.926819	-30.50%	168,433	2008
	11.126930	11.405666	2.51%	125,412	2007
	10.000000	11.126930	11.27%	32,227	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.802409	6.487052	-33.82%	100,808	2008
	10.164026	9.802409	-3.56%	32,500	2007
	10.000000	10.164026	1.64%	13,357	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.602655	-33.97%	5,158	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.575240	6.347673	-53.24%	19,569	2008
	10.676971	13.575240	27.15%	30,315	2007
	10.000000	10.676971	6.77%	4,143	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.169582	10.728574	-40.95%	0	2008
	15.883636	18.169582	14.39%	0	2007
	13.209799	15.883636	20.24%	0	2006
	12.101957	13.209799	9.15%	0	2005
	10.304201	12.101957	17.45%	0	2004
	7.868033	10.304201	30.96%	0	2003
	10.000000	7.868033	-21.32%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.392141	7.297905	-41.11%	44,932	2008
	10.865204	12.392141	14.05%	34,318	2007
	10.000000	10.865204	8.65%	13,631	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.470459	12.036200	4.93%	98,084	2008
	10.456863	11.470459	9.69%	56,697	2007
	10.000000	10.456863	4.57%	14,574	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.364858	9.479322	-34.01%	27,733	2008
	14.192075	14.364858	1.22%	38,168	2007
	12.293683	14.192075	15.44%	42,893	2006
	11.393010	12.293683	7.91%	63,388	2005
	10.000000	11.393010	13.93%	14,736	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.707458	6.441522	-44.98%	1,047,797	2008
	8.673028	11.707458	34.99%	1,028,671	2007
	8.044709	8.673028	7.81%	912,026	2006
	7.233815	8.044709	11.21%	964,973	2005
	6.206483	7.233815	16.55%	971,207	2004
	5.224689	6.206483	18.79%	961,930	2003
	6.290120	5.224689	-16.94%	868,779	2002
	8.145127	6.290120	-22.77%	693,831	2001
	10.000000	8.145127	-18.55%	399,979	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.775364	2.643381	-44.65%	201,732	2008
	3.971844	4.775364	20.23%	233,947	2007
	3.728118	3.971844	6.54%	217,176	2006
	3.382577	3.728118	10.22%	254,044	2005
	3.404379	3.382577	-0.64%	302,274	2004
	2.352398	3.404379	44.72%	354,665	2003
	4.030994	2.352398	-41.64%	430,146	2002
	6.509446	4.030994	-38.07%	477,396	2001
	10.000000	6.509446	-34.91%	286,325	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.504483	8.039786	-44.57%	147,533	2008
	12.058365	14.504483	20.29%	151,520	2007
	11.306670	12.058365	6.65%	134,373	2006
	10.279283	11.306670	9.99%	124,968	2005
	10.317923	10.279283	-0.37%	116,971	2004
	7.097740	10.317923	45.37%	90,427	2003
	10.000000	7.097740	-29.02%	47,727	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.810211	11.219048	-37.01%	7,050	2008
	16.986055	17.810211	4.85%	7,392	2007
	15.520392	16.986055	9.44%	6,115	2006
	14.162874	15.520392	9.59%	9,782	2005
	12.203564	14.162874	16.06%	8,914	2004
	10.000000	12.203564	22.04%	98	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.901767	7.977040	-52.80%	246,021	2008
	13.363752	16.901767	26.47%	278,201	2007
	9.224320	13.363752	44.88%	251,706	2006
	7.075935	9.224320	30.36%	282,041	2005
	6.034263	7.075935	17.26%	334,484	2004
	4.539769	6.034263	32.92%	389,100	2003
	6.189198	4.539769	-26.65%	473,028	2002
	8.181886	6.189198	-24.35%	516,544	2001
	10.000000	8.181886	-18.18%	263,507	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.888141	13.639607	-52.78%	350,271	2008
	22.831314	28.888141	26.53%	363,472	2007
	15.752110	22.831314	44.94%	307,866	2006
	12.076286	15.752110	30.44%	279,330	2005
	10.296399	12.076286	17.29%	252,132	2004
	7.745526	10.296399	32.93%	218,170	2003
	10.000000	7.745526	-22.54%	127,717	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.769084	7.820481	-33.55%	42,132	2008
	11.072036	11.769084	6.30%	38,988	2007
	10.000000	11.072036	10.72%	9,261	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	18.721786	11.607507	-38.00%	99,182	2008
	17.646698	18.721786	6.09%	102,847	2007
	15.753152	17.646698	12.02%	95,112	2006
	14.709611	15.753152	7.09%	100,394	2005
	12.855226	14.709611	14.43%	100,154	2004
	9.874844	12.855226	30.18%	96,512	2003
	13.589004	9.874844	-27.33%	81,440	2002
	13.965623	13.589004	-2.70%	55,243	2001
	13.976229	13.965623	-0.08%	14,673	2000
	12.307946	13.976229	13.55%	1,093	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.569424	5.593217	-47.08%	8,789	2008
	10.365443	10.569424	1.97%	67,698	2007
	10.000000	10.365443	3.65%	18,891	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.191672	12.416177	-44.05%	253,371	2008
	18.332606	22.191672	21.05%	269,045	2007
	16.177503	18.332606	13.32%	265,526	2006
	14.395278	16.177503	12.38%	266,605	2005
	12.527159	14.395278	14.91%	266,513	2004
	9.900112	12.527159	26.54%	254,203	2003
	14.181298	9.900112	-30.19%	227,721	2002
	19.049729	14.181298	-25.56%	160,496	2001
	20.834304	19.049729	-8.57%`	80,148	2000
	13.702754	20.834304	52.04%	6,622	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.677400	9.255057	-52.97%	120,285	2008
	18.217005	19.677400	8.02%	125,295	2007
	16.426857	18.217005	10.90%	151,486	2006
	14.084147	16.426857	16.63%	152,486	2005
	11.981613	14.084147	17.55%	106,036	2004
	8.977079	11.981613	33.47%	89,448	2003
	11.978104	8.977079	-25.05%	74,140	2002
	12.477284	11.978104	-4.00%	30,316	2001
	12.539993	12.477284	-0.50%	12,880	2000
	11.821068	12.539993	6.08%	2,529	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.371273	5.538531	-46.60%	17,585	2008
	10.186883	10.371273	1.81%	15,251	2007
	10.000000	10.186883	1.87%	5,059	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.655363	9.113768	-14.47%	57,550	2008
	10.294293	10.655363	3.51%	69,660	2007
	9.998849	10.294293	2.95%	51,605	2006
	9.975981	9.998849	0.23%	41,432	2005
	10.019076	9.975981	-0.43%	27,608	2004
	10.000000	10.019076	0.19%	15,459	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.671730	5.783597	-40.20%	1,298	2008
	9.739699	9.671730	-0.70%	1,466	2007
	10.000000	9.739699	-2.60%	1,380	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.240089	8.519760	-40.17%	27,224	2008
	13.394228	14.240089	6.32%	48,265	2007
	11.922729	13.394228	12.34%	23,893	2006
	11.292761	11.922729	5.58%	12,155	2005
	10.000000	11.292761	12.93%	1,519	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.981885	7.619334	-30.62%	102,729	2008
	10.472825	10.981885	4.86%	79,147	2007
	10.000000	10.472825	4.73%	40,446	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.636755	9.471637	-10.95%	77,014	2008
	10.454871	10.636755	1.74%	61,269	2007
	10.000000	10.454871	4.55%	12,199	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.152287	7.367390	-39.37%	72,027	2008
	10.755666	12.152287	12.98%	63,032	2007
	10.000000	10.755666	7.56%	19,862	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.366340	6.264678	-44.88%	166,993	2008
	10.281776	11.366340	10.55%	91,205	2007
	10.000000	10.281776	2.82%	74,740	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.812784	6.004590	-38.81%	31,165	2008
	10.000000	9.812784	-1.87%	14,740	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.161801	10.787009	-28.85%	53,574	2008
	14.880516	15.161801	1.89%	69,599	2007
	13.616913	14.880516	9.28%	83,662	2006
	13.461410	13.616913	1.16%	106,509	2005
	12.375393	13.461410	8.78%	135,180	2004
	10.244088	12.375393	20.81%	120,885	2003
	10.044539	10.244088	1.99%	76,912	2002
	9.755865	10.044539	2.96%	35,837	2001
	10.764664	9.755865	-9.37%	14,584	2000
	10.558563	10.764664	1.95%	2,010	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.646442	8.273481	-28.96%	95,827	2008
	11.426670	11.646442	1.92%	61,290	2007
	10.456788	11.426670	9.28%	49,427	2006
	10.000000	10.456788	4.57%	31,413	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.799667	14.104539	-58.27%	3,145	2008
	23.500696	33.799667	43.82%	2,788	2007
	17.397252	23.500696	35.08%	4,513	2006
	13.275190	17.397252	31.05%	5,724	2005
	11.128016	13.275190	19.30%	5,805	2004
	6.815122	11.128016	63.28%	7,160	2003
	8.137235	6.815122	-16.25%	8,157	2002
	8.686950	8.137235	-6.33%	5,592	2001
	10.000000	8.686950	-13.13%	87	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.222183	15.507825	-58.34%	109,053	2008
	25.885813	37.222183	43.79%	141,689	2007
	19.173227	25.885813	35.01%	108,955	2006
	14.628417	19.173227	31.07%	92,931	2005
	12.261030	14.628417	19.31%	56,212	2004
	7.511024	12.261030	63.24%	31,774	2003
	10.000000	7.511024	-24.89%	12,529	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.269154	14.100078	-33.71%	46,659	2008
	17.882273	21.269154	18.94%	52,787	2007
	13.153905	17.882273	35.95%	39,016	2006
	12.503205	13.153905	5.20%	25,449	2005
	9.738560	12.503205	28.39%	16,760	2004
	7.938080	9.738560	22.68%	2,435	2003
	10.000000	7.938080	-20.62%	436	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.645882	8.338511	-46.70%	1,489	2008
	12.455693	15.645882	25.61%	1,371	2007
	9.481057	12.455693	31.37%	1,464	2006
	7.369528	9.481057	28.65%	1,776	2005
	6.531881	7.369528	12.82%	2,341	2004
	4.874649	6.531881	34.00%	2,410	2003
	6.500996	4.874649	-25.02%	3,050	2002
	9.222891	6.500996	-29.51%	1,979	2001
	10.000000	9.222891	-7.77%	206	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.919078	13.284846	-46.69%	40,048	2008
	19.837629	24.919078	25.62%	49,259	2007
	15.101683	19.837629	31.36%	39,370	2006
	11.741561	15.101683	28.62%	20,810	2005
	10.392529	11.741561	12.98%	8,850	2004
	7.772433	10.392529	33.71%	5,857	2003
	10.000000	7.772433	-22.28%	1,640	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.501770	10.723883	-45.01%	17,736	2008
	16.463710	19.501770	18.45%	17,937	2007
	13.237138	16.463710	24.38%	18,759	2006
	11.226453	13.237138	17.91%	20,377	2005
	9.823812	11.226453	14.28%	22,337	2004
	7.307866	9.823812	34.43%	23,848	2003
	9.913802	7.307866	-26.29%	23,789	2002
	12.359900	9.913802	-19.79%	16,475	2001
	14.267173	12.359900	-13.37%	10,747	2000
	11.747364	14.267173	21.45%	1,955	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.944986	14.820780	-45.00%	22,308	2008
	22.739391	26.944986	18.49%	22,684	2007
	18.293047	22.739391	24.31%	20,225	2006
	15.514347	18.293047	17.91%	14,224	2005
	13.575979	15.514347	14.28%	9,500	2004
	10.000000	13.575979	35.76%	5,512	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.128718	-38.71%	53,319	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.361474	-36.39%	23,816	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.924860	-20.75%	13,083	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.202203	-27.98%	2,972	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.075933	-9.24%	7,426	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.560267	-24.40%	12,260	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.838895	-31.61%	3,294	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.305104	-16.95%	9,989	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.865476	-1.35%	1,157	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.849433	-1.51%	1,226	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.822004	10.001953	-46.86%	29,169	2008
	19.268006	18.822004	-2.31%	15,369	2007
	16.205685	19.268006	18.90%	15,576	2006
	14.753814	16.205685	9.84%	10,639	2005
	12.328333	14.753814	19.67%	10,215	2004
	8.820856	12.328333	39.76%	5,012	2003
	10.000000	8.820856	-11.79%	2,023	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.380053	15.304243	6.43%	865,843	2008
	13.583305	14.380053	5.87%	820,638	2007
	13.303332	13.583305	2.10%	779,342	2006
	13.038934	13.303332	2.03%	831,202	2005
	12.780385	13.038934	2.02%	796,998	2004
	12.681945	12.780385	0.78%	794,389	2003
	11.565612	12.681945	9.65%	758,616	2002
	10.914977	11.565612	5.96%	310,186	2001
	9.816007	10.914977	11.20%	67,859	2000
	10.174058	9.816007	-3.52%	10,483	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.465669	5.126544	-39.44%	109,268	2008
	7.168076	8.465669	18.10%	124,902	2007
	6.833425	7.168076	4.90%	119,067	2006
	6.494037	6.833425	5.23%	124,689	2005
	6.077202	6.494037	6.86%	131,817	2004
	4.633836	6.077202	31.15%	139,964	2003
	6.580071	4.633836	-29.58%	117,421	2002
	9.268169	6.580071	-29.00%	100,858	2001
	12.767993	9.268169	-27.41%	80,065	2000
	12.392954	12.767993	3.03%	32,789	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.787200	10.923232	-26.13%	55,376	2008
	13.219210	14.787200	11.86%	56,772	2007
	13.027297	13.219210	1.47%	53,769	2006
	12.160698	13.027297	7.13%	49,087	2005
	11.413172	12.160698	6.55%	40,346	2004
	8.445947	11.413172	35.13%	26,744	2003
	10.000000	8.445947	-15.54%	6,067	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.752968	6.608175	-43.77%	6,194	2008
	10.875421	11.752968	8.07%	4,134	2007
	10.000000	10.875421	8.75%	473	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.211001	11.337840	-7.15%	130,155	2008
	11.728967	12.211001	4.11%	124,736	2007
	11.181789	11.728967	4.89%	119,134	2006
	10.954966	11.181789	2.07%	150,151	2005
	10.595099	10.954966	3.40%	162,854	2004
	9.938018	10.595099	6.61%	148,745	2003
	10.000000	9.938018	-0.62%	37,897	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.115336	11.008504	-16.06%	232,505	2008
	12.540694	13.115336	4.58%	296,549	2007
	11.706575	12.540694	7.13%	301,119	2006
	11.339678	11.706575	3.24%	288,133	2005
	10.710627	11.339678	5.87%	238,730	2004
	9.534557	10.710627	12.33%	209,508	2003
	10.000000	9.534557	-4.65%	84,789	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.867663	10.523064	-24.12%	849,680	2008
	13.285144	13.867663	4.38%	931,138	2007
	12.075166	13.285144	10.02%	877,566	2006
	11.601416	12.075166	4.08%	843,607	2005
	10.720050	11.601416	8.22%	753,046	2004
	9.037949	10.720050	18.61%	583,235	2003
	10.000000	9.037949	-9.62%	223,772	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.945964	10.131069	-32.22%	677,144	2008
	14.251945	14.945964	4.87%	680,623	2007
	12.593401	14.251945	13.17%	656,344	2006
	11.904051	12.593401	5.79%	570,162	2005
	10.748772	11.904051	10.75%	434,442	2004
	8.590418	10.748772	25.13%	320,711	2003
	10.000000	8.590418	-14.10%	102,594	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.586769	9.725789	-37.60%	269,136	2008
	14.889933	15.586769	4.68%	259,225	2007
	12.895102	14.889933	15.47%	234,496	2006
	12.092189	12.895102	6.64%	211,725	2005
	10.733522	12.092189	12.66%	186,419	2004
	8.238400	10.733522	30.29%	135,411	2003
	10.000000	8.238400	-17.62%	38,101	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.438587	16.596330	-37.23%	321,163	2008
	24.880577	26.438587	6.26%	330,320	2007
	22.915733	24.880577	8.57%	330,872	2006
	20.689986	22.915733	10.76%	329,668	2005
	18.094597	20.689986	14.34%	296,163	2004
	13.601153	18.094597	33.04%	240,781	2003
	16.253946	13.601153	-16.32%	176,737	2002
	16.670157	16.253946	-2.50%	91,694	2001
	14.644558	16.670157	13.83%	43,124	2000
	12.257790	14.644558	19.47%	2,739	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.079795	12.179942	0.83%	1,592,947	2008
	11.668105	12.079795	3.53%	1,235,323	2007
	11.297619	11.668105	3.28%	796,613	2006
	11.137309	11.297619	1.44%	793,225	2005
	11.181852	11.137309	-0.40%	775,941	2004
	11.247296	11.181852	-0.58%	782,545	2003
	11.247642	11.247296	0.00%	996,796	2002
	10.989031	11.247642	2.35%	612,905	2001
	10.489614	10.989031	4.76%	240,296	2000
	10.126097	10.489614	3.59%	30,147	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.091001	-39.09%	43,139	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.388260	11.870601	-46.98%	51,300	2008
	22.016277	22.388260	1.69%	60,980	2007
	18.153613	22.016277	21.28%	70,526	2006
	16.397022	18.153613	10.71%	43,039	2005
	13.800078	16.397022	18.82%	24,814	2004
	10.000000	13.800078	38.00%	4,077	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.297572	-37.02%	52	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.229179	-37.71%	14,719	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.703532	-32.96%	31,504	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.166371	9.087220	-47.06%	194,202	2008
	15.832320	17.166371	8.43%	192,102	2007
	15.526190	15.832320	1.97%	178,787	2006
	14.537994	15.526190	6.80%	179,170	2005
	12.973972	14.537994	12.06%	168,156	2004
	9.780139	12.973972	32.66%	154,743	2003
	14.838618	9.780139	-34.09%	115,958	2002
	16.846010	14.838618	-11.92%	63,640	2001
	20.338511	16.846010	-17.17%	24,702	2000
	10.000000	20.338511	103.39%	809	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.056789	20.818097	-32.97%	285,442	2008
	33.763890	31.056789	-8.02%	300,394	2007
	29.134444	33.763890	15.89%	300,448	2006
	28.608182	29.134444	1.84%	309,695	2005
	24.685368	28.608182	15.89%	309,560	2004
	15.928613	24.685368	54.98%	282,170	2003
	22.134881	15.928613	-28.04%	230,125	2002
	17.466310	22.134881	26.73%	126,721	2001
	15.896867	17.466310	9.87%	48,783	2000
	12.586199	15.896867	26.30%	6,578	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	28.126986	17.176615	-38.93%	269,865	2008
	27.876127	28.126986	0.90%	296,326	2007
	25.182239	27.876127	10.70%	279,811	2006
	22.692159	25.182239	10.97%	278,320	2005
	19.296948	22.692159	17.59%	271,745	2004
	13.850506	19.296948	39.32%	245,893	2003
	16.957444	13.850506	-18.32%	182,520	2002
	18.398225	16.957444	-7.83%	119,100	2001
	17.099098	18.398225	7.60%	53,875	2000
	12.016781	17.099098	42.29%	2,090	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.076201	12.319676	-18.28%	149,578	2008
	14.585737	15.076201	3.36%	168,243	2007
	14.081135	14.585737	3.58%	154,124	2006
	13.947624	14.081135	0.96%	135,150	2005
	13.251194	13.947624	5.26%	109,595	2004
	11.962673	13.251194	10.77%	93,465	2003
	11.293959	11.962673	5.92%	73,185	2002
	10.972282	11.293959	2.93%	34,793	2001
	10.510552	10.972282	4.39%	12,789	2000
	10.475252	10.510552	0.34%	1,536	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.138387	8.741250	-42.26%	371,839	2008
	14.164409	15.138387	6.88%	372,283	2007
	12.616582	14.164409	12.27%	370,762	2006
	11.884933	12.616582	6.16%	410,187	2005
	10.960481	11.884933	8.43%	422,156	2004
	8.699902	10.960481	25.98%	428,217	2003
	10.654646	8.699902	-18.35%	385,823	2002
	12.230458	10.654646	-12.88%	339,098	2001
	12.646339	12.230458	-3.29%	225,669	2000
	11.968910	12.646339	5.66%	49,012	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.330940	9.066175	-50.54%	44,707	2008
	16.632451	18.330940	10.21%	32,458	2007
	14.496573	16.632451	14.73%	22,787	2006
	13.302006	14.496573	8.98%	16,106	2005
	11.335649	13.302006	17.35%	9,990	2004
	9.135134	11.335649	24.09%	7,560	2003
	10.000000	9.135134	-8.65%	5,985	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.863610	-1.36%	2,572	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.885913	1.974445	-49.19%	14,610	2008
	3.275240	3.885913	18.65%	17,427	2007
	2.981873	3.275240	9.84%	16,873	2006
	3.033668	2.981873	-1.71%	18,875	2005
	2.943564	3.033668	3.06%	22,862	2004
	1.919236	2.943564	53.37%	28,137	2003
	3.395066	1.919236	-43.47%	34,627	2002
	6.000048	3.395066	-43.42%	34,300	2001
	10.000000	6.000048	-40.00%	3,481	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.431008	7.330188	-49.21%	37,496	2008
	12.153858	14.431008	18.74%	45,208	2007
	11.073816	12.153858	9.75%	47,739	2006
	11.265699	11.073816	-1.70%	40,266	2005
	10.934690	11.265699	3.03%	33,251	2004
	7.131516	10.934690	53.33%	34,397	2003
	10.000000	7.131516	-28.68%	9,539	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.531407	9.594185	-41.96%	33,133	2008
	13.667394	16.531407	20.96%	32,986	2007
	13.872852	13.667394	-1.48%	38,211	2006
	12.537575	13.872852	10.65%	31,162	2005
	11.285270	12.537575	11.10%	27,089	2004
	7.495072	11.285270	50.57%	33,667	2003
	10.000000	7.495072	-25.05%	7,409	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.596107	8.463794	-37.75%	128,421	2008
	14.074146	13.596107	-3.40%	148,280	2007
	12.289836	14.074146	14.52%	139,174	2006
	11.931935	12.289836	3.00%	130,121	2005
	10.278230	11.931935	16.09%	104,564	2004
	7.914998	10.278230	29.86%	51,652	2003
	10.702140	7.914998	-26.04%	31,641	2002
	12.331560	10.702140	-13.21%	21,849	2001
	13.963829	12.331560	-11.69%	9,075	2000
	11.927845	13.963829	17.07%	1,554	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.601154	-43.99%	3,727	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.747026	10.090864	-46.17%	599,340	2008
	16.623801	18.747026	12.77%	642,682	2007
	15.586311	16.623801	6.66%	650,721	2006
	15.009784	15.586311	3.84%	673,092	2005
	14.206657	15.009784	5.65%	665,965	2004
	10.981083	14.206657	29.37%	590,269	2003
	15.196200	10.981083	-27.74%	507,981	2002
	17.594890	15.196200	-13.63%	311,184	2001
	17.848621	17.594890	1.42%	131,188	2000
	12.752843	17.848621	39.96%	16,973	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.139603	13.672499	-40.91%	418,572	2008
	22.026248	23.139603	5.05%	430,287	2007
	18.942389	22.026248	16.28%	398,748	2006
	16.767687	18.942389	12.97%	354,273	2005
	14.238187	16.767687	17.77%	255,503	2004
	10.000000	14.238187	42.38%	132,741	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.608429	8.632507	-40.91%	224,312	2008
	13.907967	14.608429	5.04%	258,762	2007
	11.960386	13.907967	16.28%	278,500	2006
	10.590024	11.960386	12.94%	316,745	2005
	8.994884	10.590024	17.73%	360,625	2004
	6.365520	8.994884	41.31%	415,278	2003
	8.274485	6.365520	-23.07%	437,569	2002
	9.521827	8.274485	-13.10%	187,638	2001
	10.000000	9.521827	-4.78%	25,666	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.583349	1.998588	-79.15%	4,924	2008
	10.000000	9.583349	-4.17%	2,422	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.385859	2.188435	-78.93%	2,129	2008
	10.523389	10.385859	-1.31%	3,294	2007
	10.000000	10.523389	5.23%	2,284	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.585693	9.474608	-39.21%	548,921	2008
	15.107682	15.585693	3.16%	571,388	2007
	13.293323	15.107682	13.65%	555,214	2006
	12.695602	13.293323	4.71%	550,940	2005
	11.739303	12.695602	8.15%	552,451	2004
	9.376475	11.739303	25.20%	507,128	2003
	11.687410	9.376475	-19.77%	399,331	2002
	13.168121	11.687410	-11.24%	289,044	2001
	14.609212	13.168121	-9.86%	139,505	2000
	12.149185	14.609212	20.25%	18,558	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.773861	6.003438	-38.58%	41,735	2008
	10.014381	9.773861	-2.40%	28,641	2007
	10.000000	10.014381	0.14%	35,983	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.395944	8.753721	-49.68%	427,150	2008
	16.559762	17.395944	5.05%	443,447	2007
	16.279198	16.559762	1.72%	441,587	2006
	14.668150	16.279198	10.98%	456,101	2005
	12.394931	14.668150	18.34%	456,544	2004
	9.989064	12.394931	24.09%	423,530	2003
	14.001802	9.989064	-28.66%	352,561	2002
	20.620784	14.001802	-32.10%	269,619	2001
	23.512658	20.620784	-12.30%	158,654	2000
	12.961315	23.512658	81.41%	10,220	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.082321	10.180199	-8.14%	0	2008
	10.138350	11.082321	9.31%	0	2007
	10.000000	10.138350	1.38%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.157043	11.546625	3.49%	0	2008
	10.385312	11.157043	7.43%	0	2007
	10.000000	10.385312	3.85%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.309817	6.338874	-43.95%	0	2008
	11.009999	11.309817	2.72%	0	2007
	10.000000	11.009999	10.10%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.498196	7.608140	-39.13%	0	2008
	11.618503	12.498196	7.57%	0	2007
	10.000000	11.618503	16.19%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.140620	5.421591	-40.69%	0	2008
	10.329601	9.140620	-11.51%	0	2007
	10.000000	10.329601	3.30%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.544721	8.303672	-28.07%	0	2008
	11.020304	11.544721	4.76%	0	2007
	10.000000	11.020304	10.20%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.582675	7.046167	-39.17%	0	2008
	11.403056	11.582675	1.58%	0	2007
	10.000000	11.403056	14.03%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.676057	7.385647	-30.82%	0	2008
	10.586683	10.676057	0.84%	0	2007
	10.000000	10.586683	5.87%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.779101	7.147164	-39.32%	0	2008
	10.814274	11.779101	8.92%	0	2007
	10.000000	10.814274	8.14%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.829314	7.653752	-29.32%	0	2008
	10.761427	10.829314	0.63%	0	2007
	10.000000	10.761427	7.61%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.806233	5.634475	-47.86%	0	2008
	10.357726	10.806233	4.33%	0	2007
	10.000000	10.357726	3.58%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.040272	6.242362	-37.83%	0	2008
	10.832470	10.040272	-7.31%	0	2007
	10.000000	10.832470	8.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.733290	6.648071	-43.34%	51,399	2008
	10.557976	11.733290	11.13%	19,030	2007
	10.000000	10.557976	5.58%	1,512	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.202172	7.053828	-37.03%	86,854	2008
	11.005533	11.202172	1.79%	68,646	2007
	10.000000	11.005533	10.06%	22,807	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.665272	10.674856	0.09%	31,475	2008
	10.259198	10.665272	3.96%	6,714	2007
	10.000000	10.259198	2.59%	1,088	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.852448	9.628030	-11.28%	31,393	2008
	10.416914	10.852448	4.18%	31,194	2007
	10.000000	10.416914	4.17%	12,082	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.047924	27.761196	-16.00%	16,356	2008
	31.400371	33.047924	5.25%	19,017	2007
	28.681058	31.400371	9.48%	21,341	2006
	25.860301	28.681058	10.91%	24,298	2005
	23.781464	25.860301	8.74%	26,772	2004
	18.824701	23.781464	26.33%	35,783	2003
	17.444590	18.824701	7.91%	19,090	2002
	16.037786	17.444590	8.77%	6,331	2001
	14.572201	16.037786	10.06%	2,595	2000
	11.400149	14.572201	27.82%	388	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.235716	9.976561	-45.29%	0	2008
	16.108182	18.235716	13.21%	0	2007
	13.028664	16.108182	23.64%	0	2006
	11.872350	13.028664	9.74%	0	2005
	10.236551	11.872350	15.98%	0	2004
	8.131339	10.236551	25.89%	0	2003
	10.000000	8.131339	-18.69%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.471043	5.507116	-47.41%	97,437	2008
	8.640454	10.471043	21.19%	92,304	2007
	8.002873	8.640454	7.97%	83,825	2006
	6.889420	8.002873	16.16%	78,796	2005
	5.734597	6.889420	20.14%	62,549	2004
	4.094230	5.734597	40.07%	52,709	2003
	6.019598	4.094230	-31.98%	40,983	2002
	8.620055	6.019598	-30.17%	15,244	2001
	10.000000	8.620055	-13.80%	1,376	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.654467	20.035993	-38.64%	201,310	2008
	39.857439	32.654467	-18.07%	220,985	2007
	29.222137	39.857439	36.39%	281,546	2006
	25.267437	29.222137	15.65%	268,186	2005
	18.750068	25.267437	34.76%	244,506	2004
	13.800701	18.750068	35.86%	190,362	2003
	14.079160	13.800701	-1.98%	131,492	2002
	12.974262	14.079160	8.52%	55,119	2001
	12.479280	12.974262	3.97%	13,887	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.824302	10.734599	-65.17%	41,055	2008
	22.680384	30.824302	35.91%	48,777	2007
	16.451145	22.680384	37.87%	45,186	2006
	12.626866	16.451145	30.29%	35,365	2005
	10.000000	12.626866	26.27%	11,650	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.271173	20.624175	-65.20%	18,660	2008
	43.595964	59.271173	35.96%	20,840	2007
	31.631833	43.595964	37.82%	20,840	2006
	24.254218	31.631833	30.42%	23,000	2005
	19.499977	24.254218	24.38%	25,924	2004
	12.800242	19.499977	52.34%	35,147	2003
	13.343009	12.800242	-4.07%	33,383	2002
	13.755231	13.343009	-3.00%	28,998	2001
	23.947713	13.755231	-42.56%	16,180	2000
	12.101814	23.947713	97.89%	1,854	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.038793	17.594660	-46.75%	43,467	2008
	23.011470	33.038793	43.58%	44,970	2007
	18.701377	23.011470	23.05%	39,283	2006
	12.483933	18.701377	49.80%	42,948	2005
	10.000000	12.483933	24.84%	7,858	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	54.963626	29.255507	-46.77%	6,285	2008
	38.274579	54.963626	43.60%	5,337	2007
	31.116907	38.274579	23.00%	5,026	2006
	20.764275	31.116907	49.86%	5,910	2005
	16.917457	20.764275	22.74%	8,420	2004
	11.826254	16.917457	43.05%	11,128	2003
	12.319065	11.826254	-4.00%	10,590	2002
	13.923943	12.319065	-11.53%	4,054	2001
	12.649846	13.923943	10.07%	1,909	2000
	10.581149	12.649846	19.55%	523	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.952914	8.565231	-38.61%	3,568	2008
	12.844957	13.952914	8.63%	3,593	2007
	11.435987	12.844957	12.32%	5,075	2006
	10.643577	11.435987	7.44%	5,200	2005
	9.823331	10.643577	8.35%	5,608	2004
	7.366518	9.823331	33.35%	5,855	2003
	9.739393	7.366518	-24.36%	8,038	2002
	9.827143	9.739393	-0.89%	2,984	2001
	10.000000	9.827143	-2.32%	917	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.267242	7.851831	-40.82%	472,891	2008
	12.593862	13.267242	5.35%	489,028	2007
	11.358519	12.593862	10.88%	495,605	2006
	10.655882	11.358519	6.59%	515,800	2005
	9.123015	10.655882	16.80%	521,851	2004
	6.739605	9.123015	35.36%	467,984	2003
	9.321492	6.739605	-27.70%	365,848	2002
	9.798273	9.321492	-4.87%	201,388	2001
	10.000000	9.798273	-2.02%	16,017	2000*

cfipart2.htm
Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.471375	6.986851	-39.09%	3,281	2008
	11.366931	11.471375	0.92%	6,067	2007
	10.411692	11.366931	9.17%	8,623	2006
	10.013617	10.411692	3.98%	8,949	2005
	9.431103	10.013617	6.18%	9,364	2004
	8.207495	9.431103	14.91%	9,480	2003
	10.025883	8.207495	-18.14%	8,685	2002
	10.000000	10.025883	0.26%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.471375	6.986851	-39.09%	3,281	2008
	11.366931	11.471375	0.92%	6,067	2007
	10.411692	11.366931	9.17%	8,623	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.933707	7.344636	-43.21%	0	2008
	11.693494	12.933707	10.61%	0	2007
	11.139336	11.693494	4.97%	0	2006
	10.364154	11.139336	7.48%	0	2005
	9.843128	10.364154	5.29%	0	2004
	7.695812	9.843128	27.90%	0	2003
	10.302704	7.695812	-25.30%	0	2002
	10.000000	10.302704	3.03%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.395769	7.589445	-43.34%	2,752	2008
	12.141679	13.395769	10.33%	1,167	2007
	11.592668	12.141679	4.74%	743	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.968485	8.337056	-47.79%	808	2008
	14.628656	15.968485	9.16%	2,953	2007
	12.741948	14.628656	14.81%	522	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.025385	9.675244	-31.02%	0	2008
	13.137561	14.025385	6.76%	1,800	2007
	11.399400	13.137561	15.25%	2,871	2006
	10.961001	11.399400	4.00%	0	2005
	10.186163	10.961001	7.61%	0	2004
	8.290454	10.186163	22.87%	0	2003
	9.945243	8.290454	-16.64%	0	2002
	10.000000	9.945243	-0.55%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.796042	8.314688	-29.51%	0	2008
	10.680037	11.796042	10.45%	0	2007
	10.000000	10.680037	6.80%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.897525	6.503145	-45.34%	0	2008
	12.755518	11.897525	-6.73%	0	2007
	10.000000	12.755518	27.56%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.357862	12.574092	-41.13%	0	2008
	18.854342	21.357862	13.28%	0	2007*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.666291	7.109484	-39.06%	849	2008
	10.216522	11.666291	14.19%	1,214	2007
	10.000000	10.216522	2.17%	1,186	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.965038	9.495046	-36.55%	384	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.481418	10.000143	-35.41%	76,401	2008
	15.689047	15.481418	-1.32%	84,398	2007
	13.568544	15.689047	15.63%	88,528	2006
	13.131678	13.568544	3.33%	117,543	2005
	11.768787	13.131678	11.58%	135,858	2004
	9.213262	11.768787	27.74%	121,836	2003
	11.571520	9.213262	-20.38%	100,523	2002
	12.787029	11.571520	-9.51%	97,935	2001
	14.485724	12.787029	-11.73%	63,199	2000
	12.429254	14.485724	16.55%	9,493	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.920014	9.763830	-45.51%	23,921	2008
	15.372314	17.920014	16.57%	27,519	2007
	12.450501	15.372314	23.47%	27,320	2006
	11.132159	12.450501	11.84%	30,693	2005
	9.809129	11.132159	13.49%	35,842	2004
	7.977821	9.809129	22.95%	40,322	2003
	10.145818	7.977821	-21.37%	48,955	2002
	14.507647	10.145818	-30.07%	63,276	2001
	17.662250	14.507647	-17.86%	35,312	2000
	10.902825	17.662250	62.00%	5,351	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.075824	9.848718	-45.51%	48,224	2008
	15.505969	18.075824	16.57%	56,852	2007
	12.558756	15.505969	23.47%	57,829	2006
	11.244214	12.558756	11.69%	74,212	2005
	9.894401	11.244214	13.64%	75,477	2004
	8.047171	9.894401	22.96%	60,686	2003
	10.000000	8.047171	-19.53%	32,162	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.670055	7.971125	-25.29%	9,126	2008
	11.060864	10.670055	-3.53%	9,876	2007
	10.000000	11.060864	10.61%	8,159	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.373694	7.150307	-42.21%	2,709	2008
	10.354924	12.373694	19.50%	3,248	2007
	10.840776	10.354924	-4.48%	2,614	2006
	10.744913	10.840776	0.89%	5,916	2005
	9.831340	10.744913	9.29%	4,528	2004
	7.971013	9.831340	23.34%	2,778	2003
	10.000000	7.971013	-20.29%	1,597	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.663458	14.941148	-27.69%	227,668	2008
	22.059989	20.663458	-6.33%	237,739	2007
	18.826617	22.059989	17.17%	251,184	2006
	18.150582	18.826617	3.72%	286,590	2005
	16.076066	18.150582	12.90%	281,320	2004
	12.623723	16.076066	27.35%	263,877	2003
	14.630021	12.623723	-13.71%	228,356	2002
	13.132406	14.630021	11.40%	119,609	2001
	11.255628	13.132406	16.67%	6,350	2000
	11.495807	11.255628	-2.09%	1,559	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.176237	6.684706	-49.27%	15,483	2008
	9.546844	13.176237	38.02%	34,577	2007
	10.000000	9.546844	-4.53%	1,692	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.636753	11.308735	-2.82%	50,204	2008
	10.763004	11.636753	8.12%	30,675	2007
	10.728572	10.763004	0.32%	30,435	2006
	10.696844	10.728572	0.30%	34,117	2005
	10.237378	10.696844	4.49%	21,101	2004
	10.000000	10.237378	2.37%	4,708	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.172456	8.035626	-39.00%	1,069	2008
	13.069942	13.172456	0.78%	2,510	2007
	11.436462	13.069942	14.28%	2,432	2006
	10.846731	11.436462	5.44%	2,483	2005
	9.814986	10.846731	10.51%	2,358	2004
	7.921201	9.814986	23.91%	2,404	2003
	10.186682	7.921201	-22.24%	1,377	2002
	10.000000	10.186682	1.87%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.933324	7.991015	-38.21%	1,905	2008
	13.914630	12.933324	-7.05%	10,069	2007
	11.617619	13.914630	19.77%	8,301	2006
	11.004401	11.617619	5.57%	8,526	2005
	9.846293	11.004401	11.76%	8,833	2004
	8.065749	9.846293	22.08%	9,241	2003
	10.164684	8.065749	-20.65%	6,899	2002
	10.000000	10.164684	1.65%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.850549	9.451723	-52.39%	963	2008
	14.889461	19.850549	33.32%	2,298	2007
	14.601237	14.889461	1.97%	3,956	2006
	12.926633	14.601237	12.95%	4,168	2005
	11.169666	12.926633	15.73%	4,427	2004
	8.282334	11.169666	34.86%	4,679	2003
	10.484245	8.282334	-21.00%	4,108	2002
	10.000000	10.484245	4.84%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	16.936421	9.861588	-41.77%	0	2008
	14.710561	16.936421	15.13%	0	2007
	12.554399	14.710561	17.17%	0	2006
	10.825062	12.554399	15.98%	931	2005
	9.553616	10.825062	13.31%	931	2004
	7.269038	9.553616	31.43%	931	2003
	9.190492	7.269038	-20.91%	931	2002
	11.975093	9.190492	-23.25%	931	2001
	16.363554	11.975093	-26.82%	962	2000
	10.799816	16.363554	51.52%	1,235	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.582945	8.193576	-47.42%	0	2008
	16.431424	15.582945	-5.16%	359	2007
	14.698046	16.431424	11.79%	359	2006
	12.814703	14.698046	14.70%	426	2005
	10.998332	12.814703	16.51%	426	2004
	7.542705	10.998332	45.81%	426	2003
	11.600830	7.542705	-34.98%	426	2002
	16.463131	11.600830	-29.53%	426	2001
	20.565582	16.463131	-19.95%	563	2000
	12.737475	20.565582	61.46%	696	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.163079	10.815295	-36.99%	1,114	2008
	17.076505	17.163079	0.51%	1,225	2007
	14.488491	17.076505	17.86%	1,195	2006
	13.566563	14.488491	6.80%	2,064	2005
	12.338645	13.566563	9.95%	1,285	2004
	9.982657	12.338645	23.60%	1,094	2003
	13.145064	9.982657	-24.06%	1,775	2002
	13.187744	13.145064	-0.32%	1,716	2001
	12.261224	13.187744	7.56%	853	2000
	11.686779	12.261224	4.92%	360	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.628661	9.979863	-31.78%	32,349	2008
	14.912520	14.628661	-1.90%	27,490	2007
	13.198697	14.912520	12.98%	35,084	2006
	12.463747	13.198697	5.90%	44,822	2005
	10.355238	12.463747	20.36%	42,186	2004
	7.610820	10.355238	36.06%	40,717	2003
	10.000000	7.610820	-23.89%	4,678	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.836884	7.664898	-35.25%	75,518	2008
	11.121665	11.836884	6.43%	86,821	2007
	10.313177	11.121665	7.84%	84,202	2006
	10.078937	10.313177	2.32%	90,214	2005
	9.609681	10.078937	4.88%	94,430	2004
	7.722981	9.609681	24.43%	98,510	2003
	11.006915	7.722981	-29.84%	94,075	2002
	14.397461	11.006915	-23.55%	80,302	2001
	16.386683	14.397461	-12.14%	55,503	2000
	12.756741	16.386683	28.46%	10,183	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.888051	9.241214	-37.93%	400,954	2008
	14.324729	14.888051	3.93%	476,566	2007
	12.559128	14.324729	14.06%	528,751	2006
	12.147726	12.559128	3.39%	627,526	2005
	11.118412	12.147726	9.26%	685,929	2004
	8.771190	11.118412	26.76%	690,384	2003
	11.440825	8.771190	-23.33%	639,737	2002
	13.193664	11.440825	-13.29%	482,700	2001
	14.726559	13.193664	-10.41%	310,201	2000
	12.365124	14.726559	19.10%	63,733	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.112442	10.513296	-30.43%	65,717	2008
	14.285838	15.112442	5.79%	72,308	2007
	12.419725	14.285838	15.03%	91,803	2006
	12.049000	12.419725	3.08%	104,593	2005
	11.615394	12.049000	3.73%	111,037	2004
	9.707308	11.615394	19.66%	105,615	2003
	11.803122	9.707308	-17.76%	100,218	2002
	13.180436	11.803122	-10.45%	41,832	2001
	13.433832	13.180436	-1.89%	17,841	2000
	12.205549	13.433832	10.06%	5,595	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.446590	7.054024	-38.37%	329	2008
	13.033807	11.446590	-12.18%	247	2007
	12.718851	13.033807	2.48%	200	2006
	12.173228	12.718851	4.48%	166	2005
	11.071695	12.173228	9.95%	137	2004
	8.513692	11.071695	30.05%	165	2003
	10.660185	8.513692	-20.14%	140	2002
	10.000000	10.660185	6.60%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.118502	11.833229	-38.11%	0	2008
	18.589679	19.118502	2.84%	0	2007
	15.354558	18.589679	21.07%	0	2006
	13.896125	15.354558	10.50%	0	2005
	11.724420	13.896125	18.52%	0	2004
	8.707145	11.724420	34.65%	0	2003
	10.045746	8.707145	-13.33%	0	2002
	10.000000	10.045746	0.46%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.028201	9.817338	-2.10%	7,150	2008
	10.308929	10.028201	-2.72%	631	2007
	10.000000	10.308929	3.09%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.914256	12.738951	-8.45%	159,844	2008
	13.371467	13.914256	4.06%	194,933	2007
	13.000205	13.371467	2.86%	222,063	2006
	12.995693	13.000205	0.03%	287,385	2005
	12.700446	12.995693	2.32%	286,687	2004
	12.290233	12.700446	3.34%	296,995	2003
	11.386105	12.290233	7.94%	262,934	2002
	10.675429	11.386105	6.66%	124,780	2001
	9.787093	10.675429	9.08%	18,799	2000
	10.000000	9.787093	-2.13%	448	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.462203	13.295440	-43.33%	330,130	2008
	20.220546	23.462203	16.03%	335,676	2007
	18.349198	20.220546	10.20%	331,206	2006
	15.901687	18.349198	15.39%	346,445	2005
	13.961332	15.901687	13.90%	294,709	2004
	11.014882	13.961332	26.75%	287,374	2003
	12.315058	11.014882	-10.56%	218,088	2002
	14.231074	12.315058	-13.46%	134,275	2001
	15.447579	14.231074	-7.88%	73,604	2000
	12.600399	15.447579	22.60%	21,423	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - N	13.489422	6.073480	-54.98%	13,858	2008
	9.379869	13.489422	43.81%	15,966	2007
	10.000000	9.379869	-6.20%	11,058	2006

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q	22.196567	9.993789	-54.98%	19,650	2008
	15.434380	22.196567	43.81%	27,911	2007
	13.402323	15.434380	15.16%	5,929	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.918117	10.137667	-43.42%	296,199	2008
	17.892525	17.918117	0.14%	335,739	2007
	15.088589	17.892525	18.58%	389,128	2006
	14.447194	15.088589	4.44%	457,367	2005
	13.134952	14.447194	9.99%	486,289	2004
	10.214304	13.134952	28.59%	456,979	2003
	12.462000	10.214304	-18.04%	394,171	2002
	13.297371	12.462000	-6.28%	233,532	2001
	12.432231	13.297371	6.96%	55,949	2000
	11.848469	12.432231	4.93%	17,124	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.281660	8.346893	-26.01%	35,705	2008
	10.516049	11.281660	7.28%	18,282	2007
	10.000000	10.516049	5.16%	12,673	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.461372	7.615645	-33.55%	4,889	2008
	10.536046	11.461372	8.78%	2,470	2007
	10.000000	10.536046	5.36%	891	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.591849	7.088246	-38.85%	10,852	2008
	10.556199	11.591849	9.81%	1,450	2007
	10.000000	10.556199	5.56%	322	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.517484	5.554807	-55.62%	48,360	2008
	10.302731	12.517484	21.50%	41,226	2007
	9.907573	10.302731	3.99%	39,337	2006
	9.215932	9.907573	7.50%	46,498	2005
	8.717183	9.215932	5.72%	48,091	2004
	6.808058	8.717183	28.04%	47,145	2003
	8.829438	6.808058	-22.89%	43,956	2002
	10.450878	8.829438	-15.51%	34,982	2001
	12.777351	10.450878	-18.21%	18,255	2000
	12.419643	12.777351	2.88%	5,625	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.985215	8.329103	-47.89%	329,687	2008
	12.759957	15.985215	25.28%	390,682	2007
	12.106070	12.759957	5.40%	376,449	2006
	11.600743	12.106070	4.36%	465,028	2005
	11.376316	11.600743	1.97%	520,296	2004
	8.676036	11.376316	31.12%	512,193	2003
	12.587267	8.676036	-31.07%	437,183	2002
	15.494279	12.587267	-18.76%	360,054	2001
	17.641868	15.494279	-12.17%	242,259	2000
	13.012933	17.641868	35.57%	38,115	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.512518	8.519187	-26.00%	58,049	2008
	11.357330	11.512518	1.37%	74,474	2007
	10.344409	11.357330	9.79%	176,032	2006
	10.217205	10.344409	1.24%	250,848	2005
	9.451656	10.217205	8.10%	168,590	2004
	7.538157	9.451656	25.38%	296,524	2003
	7.367024	7.538157	2.32%	141,069	2002
	8.468211	7.367024	-13.00%	100,355	2001
	11.080460	8.468211	-23.58%	29,946	2000
	10.382374	11.080460	6.72%	3,154	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.802731	7.262190	-25.92%	37,032	2008
	10.000000	9.802731	-1.97%	62,424	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.152038	10.644234	-4.55%	87,163	2008
	10.837555	11.152038	2.90%	88,010	2007
	10.521925	10.837555	3.00%	61,764	2006
	10.437626	10.521925	0.81%	29,380	2005
	10.132142	10.437626	3.01%	20,755	2004
	10.000000	10.132142	1.32%	3,493	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.243766	6.716375	-40.27%	66,790	2008
	9.859873	11.243766	14.04%	35,942	2007
	10.000000	9.859873	-1.40%	33,652	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.473097	10.794322	-44.57%	7,090	2008
	16.825747	19.473097	15.73%	7,059	2007
	14.445584	16.825747	16.48%	6,945	2006
	12.295261	14.445584	17.49%	10,421	2005
	10.971102	12.295261	12.07%	12,687	2004
	7.757996	10.971102	41.42%	14,405	2003
	9.862700	7.757996	-21.34%	18,862	2002
	12.687275	9.862700	-22.26%	22,068	2001
	15.890221	12.687275	-20.16%	11,101	2000
	11.294949	15.890221	40.68%	1,581	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.411921	10.757924	-44.58%	34,145	2008
	16.770243	19.411921	15.75%	39,853	2007
	14.397587	16.770243	16.48%	35,139	2006
	12.259263	14.397587	17.44%	35,518	2005
	10.938143	12.259263	12.08%	35,022	2004
	7.732121	10.938143	41.46%	28,503	2003
	10.000000	7.732121	-22.68%	12,649	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.826899	7.630562	-51.79%	25,361	2008
	15.178387	15.826899	4.27%	23,049	2007
	13.227488	15.178387	14.75%	19,227	2006
	13.060805	13.227488	1.28%	17,965	2005
	11.603120	13.060805	12.56%	25,720	2004
	7.446470	11.603120	55.82%	46,172	2003
	10.000000	7.446470	-25.54%	343	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.396036	7.916115	-30.54%	48,151	2008
	11.123200	11.396036	2.45%	79,035	2007
	10.000000	11.123200	11.23%	85,398	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.609664	10.324935	-33.86%	10,520	2008
	16.193756	15.609664	-3.61%	14,563	2007
	14.017788	16.193756	15.52%	6,572	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.600419	-34.00%	1,921	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - N	13.563790	6.339102	-53.26%	6,176	2008
	10.673390	13.563790	27.08%	7,504	2007
	10.000000	10.673390	6.73%	3,305	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	20.424312	9.545392	-53.26%	3,369	2008
	16.071961	20.424312	27.08%	15,115	2007
	12.698125	16.071961	26.57%	2,290	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.117537	10.692415	-40.98%	0	2008
	15.846198	18.117537	14.33%	0	2007
	13.185313	15.846198	20.18%	0	2006
	12.085622	13.185313	9.10%	0	2005
	10.295503	12.085622	17.39%	0	2004
	7.865374	10.295503	30.90%	0	2003
	10.000000	7.865374	-21.35%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - N	12.381680	7.288044	-41.14%	4,298	2008
	10.861562	12.381680	14.00%	543	2007
	10.000000	10.861562	8.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	16.917785	9.958058	-41.14%	18,131	2008
	14.840751	16.917785	14.00%	11,899	2007
	12.372710	14.840751	19.95%	2,664	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - N	11.460777	12.019967	4.88%	17,494	2008
	10.453347	11.460777	9.64%	18,644	2007
	10.000000	10.453347	4.53%	4,277	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q	11.972125	12.556261	4.88%	28,564	2008
	10.919750	11.972125	9.64%	43,684	2007
	9.799086	10.919750	11.44%	4,570	2006

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.338267	9.456972	-34.04%	18,219	2008
	14.173021	14.338267	1.17%	20,354	2007
	12.283381	14.173021	15.38%	21,598	2006
	11.389202	12.283381	7.85%	50,368	2005
	10.000000	11.389202	13.89%	15,047	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.660629	6.412493	-45.01%	282,050	2008
	8.642729	11.660629	34.92%	353,072	2007
	8.020653	8.642729	7.76%	277,188	2006
	7.215824	8.020653	11.15%	316,296	2005
	6.194175	7.215824	16.49%	344,464	2004
	5.216955	6.194175	18.73%	346,436	2003
	6.283990	5.216955	-16.98%	327,987	2002
	8.141323	6.283990	-22.81%	263,082	2001
	10.000000	8.141323	-18.59%	147,102	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.756180	2.631430	-44.67%	94,056	2008
	3.957908	4.756180	20.17%	105,708	2007
	3.716911	3.957908	6.48%	95,520	2006
	3.374104	3.716911	10.16%	113,689	2005
	3.397584	3.374104	-0.69%	129,250	2004
	2.348897	3.397584	44.65%	156,825	2003
	4.027049	2.348897	-41.67%	187,497	2002
	6.506406	4.027049	-38.11%	202,292	2001
	10.000000	6.506406	-34.94%	115,290	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.462923	8.012683	-44.60%	56,942	2008
	12.029938	14.462923	20.22%	68,040	2007
	11.285722	12.029938	6.59%	62,957	2006
	10.265417	11.285722	9.94%	67,468	2005
	10.309227	10.265417	-0.42%	67,091	2004
	7.095326	10.309227	45.30%	57,974	2003
	10.000000	7.095326	-29.05%	34,591	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.768202	11.186916	-37.04%	157	2008
	16.954615	17.768202	4.80%	927	2007
	15.499490	16.954615	9.39%	1,346	2006
	14.150937	15.499490	9.53%	2,334	2005
	12.199437	14.150937	16.00%	1,011	2004
	10.000000	12.199437	21.99%	422	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.834173	7.941109	-52.83%	87,666	2008
	13.317081	16.834173	26.41%	96,874	2007
	9.196737	13.317081	44.80%	92,836	2006
	7.058336	9.196737	30.30%	115,020	2005
	6.022291	7.058336	17.20%	130,167	2004
	4.533041	6.022291	32.85%	149,786	2003
	6.183160	4.533041	-26.69%	182,412	2002
	8.178071	6.183160	-24.39%	231,809	2001
	10.000000	8.178071	-18.22%	144,127	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.805444	13.593655	-52.81%	115,300	2008
	22.777550	28.805444	26.46%	140,866	2007
	15.722944	22.777550	44.87%	131,466	2006
	12.060003	15.722944	30.37%	118,200	2005
	10.287726	12.060003	17.23%	123,216	2004
	7.742909	10.287726	32.87%	109,924	2003
	10.000000	7.742909	-22.57%	66,397	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.205840	10.763214	-33.58%	12,636	2008
	15.253770	16.205840	6.24%	18,017	2007
	12.817901	15.253770	19.00%	20,888	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	18.633636	11.546988	-38.03%	40,304	2008
	17.572548	18.633636	6.04%	40,978	2007
	15.694868	17.572548	11.96%	59,963	2006
	14.662576	15.694868	7.04%	70,566	2005
	12.820605	14.662576	14.37%	77,763	2004
	9.853218	12.820605	30.12%	73,212	2003
	13.566133	9.853218	-27.37%	68,155	2002
	13.949218	13.566133	-2.75%	41,912	2001
	13.966839	13.949218	-0.13%	5,057	2000
	12.305897	13.966839	13.50%	2,029	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - N	10.560493	5.585663	-47.11%	174	2008
	10.361954	10.560493	1.92%	975	2007
	10.000000	10.361954	3.62%	0	2006*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q	14.478661	7.658052	-47.11%	1,504	2008
	14.206466	14.478661	1.92%	15,397	2007
	11.652777	14.206466	21.91%	5,311	2006

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.087118	12.351397	-44.08%	74,419	2008
	18.255511	22.087118	20.99%	91,008	2007
	16.117619	18.255511	13.26%	88,297	2006
	14.349215	16.117619	12.32%	98,321	2005
	12.493396	14.349215	14.85%	103,115	2004
	9.878424	12.493396	26.47%	105,104	2003
	14.157405	9.878424	-30.22%	91,409	2002
	19.027345	14.157405	-25.59%	73,083	2001
	20.820318	19.027345	-8.61%	28,148	2000
	13.700471	20.820318	51.97%	2,400	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.584690	9.206771	-52.99%	33,016	2008
	18.140407	19.584690	7.96%	45,874	2007
	16.366037	18.140407	10.84%	39,941	2006
	14.039079	16.366037	16.57%	45,928	2005
	11.949322	14.039079	17.49%	33,618	2004
	8.957418	11.949322	33.40%	38,309	2003
	11.957935	8.957418	-25.09%	25,915	2002
	12.462618	11.957935	-4.05%	11,246	2001
	12.531553	12.462618	-0.55%	5,031	2000
	11.819096	12.531553	6.03%	2,887	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - N	10.362509	5.531045	-46.62%	264	2008
	10.183459	10.362509	1.76%	264	2007
	10.000000	10.183459	1.83%	264	2006*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q	12.892748	6.881570	-46.62%	2,377	2008
	12.669977	12.892748	1.76%	2,053	2007
	11.565237	12.669977	9.55%	165	2006

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.630241	9.087672	-14.51%	49,097	2008
	10.275244	10.630241	3.45%	50,664	2007
	9.985363	10.275244	2.90%	20,895	2006
	9.967544	9.985363	0.18%	16,485	2005
	10.015684	9.967544	-0.48%	15,587	2004
	10.000000	10.015684	0.16%	2,465	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	12.145853	7.259416	-40.23%	0	2008
	12.237442	12.145853	-0.75%	0	2007
	11.773573	12.237442	3.94%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.862813	8.887810	-40.20%	1,865	2008
	13.987076	14.862813	6.26%	23,476	2007
	12.456727	13.987076	12.29%	8,424	2006
	11.804504	12.456727	5.53%	1,097	2005
	10.552559	11.804504	11.86%	702	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.972607	7.609027	-30.65%	27,205	2008
	10.469308	10.972607	4.81%	20,697	2007
	10.000000	10.469308	4.69%	18,941	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.627782	9.458857	-11.00%	28,519	2008
	10.451366	10.627782	1.69%	26,252	2007
	10.000000	10.451366	4.51%	7,256	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.142021	7.357433	-39.41%	46,963	2008
	10.752059	12.142021	12.93%	27,566	2007
	10.000000	10.752059	7.52%	12,812	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.356722	6.256195	-44.91%	37,104	2008
	10.278312	11.356722	10.49%	24,428	2007
	10.000000	10.278312	2.78%	16,852	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.809470	5.999507	-38.84%	2,448	2008
	10.000000	9.809470	-1.91%	31	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.090339	10.730712	-28.89%	26,958	2008
	14.817911	15.090339	1.84%	40,895	2007
	13.566462	14.817911	9.22%	51,334	2006
	13.418308	13.566462	1.10%	76,705	2005
	12.342012	13.418308	8.72%	224,772	2004
	10.221629	12.342012	20.74%	131,774	2003
	10.027593	10.221629	1.94%	84,692	2002
	9.744373	10.027593	2.91%	33,050	2001
	10.757403	9.744373	-9.42%	5,404	2000
	10.556787	10.757403	1.90%	889	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.630759	8.258152	-29.00%	53,405	2008
	11.417078	11.630759	1.87%	75,474	2007
	10.453271	11.417078	9.22%	98,309	2006
	10.000000	10.453271	4.53%	82,780	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.675844	14.045719	-58.29%	3,486	2008
	23.426504	33.675844	43.75%	971	2007
	17.351085	23.426504	35.01%	960	2006
	13.246644	17.351085	30.98%	1,404	2005
	11.109704	13.246644	19.23%	1,528	2004
	6.807349	11.109704	63.20%	1,859	2003
	8.132085	6.807349	-16.29%	2,834	2002
	8.685889	8.132085	-6.38%	3,140	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.115561	15.455536	-58.36%	31,746	2008
	25.824796	37.115561	43.72%	50,703	2007
	19.137690	25.824796	34.94%	45,155	2006
	14.608663	19.137690	31.00%	64,124	2005
	12.250675	14.608663	19.25%	19,716	2004
	7.508471	12.250675	63.16%	12,967	2003
	10.000000	7.508471	-24.92%	3,816	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.205367	14.050664	-33.74%	10,649	2008
	17.837717	21.205367	18.88%	13,012	2007
	13.127756	17.837717	35.88%	12,591	2006
	12.484648	13.127756	5.15%	4,775	2005
	9.729024	12.484648	28.32%	2,261	2004
	7.934323	9.729024	22.62%	773	2003
	10.000000	7.934323	-20.66%	702	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.588521	8.303713	-46.73%	518	2008
	12.416347	15.588521	25.55%	528	2007
	9.455883	12.416347	31.31%	545	2006
	7.353676	9.455883	28.59%	631	2005
	6.521138	7.353676	12.77%	631	2004
	4.869101	6.521138	33.93%	1,026	2003
	6.496891	4.869101	-25.05%	1,789	2002
	9.221767	6.496891	-29.55%	1,956	2001
	10.000000	9.221767	-7.78%	84	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.847742	13.240088	-46.72%	37,412	2008
	19.790909	24.847742	25.55%	22,707	2007
	15.073720	19.790909	31.29%	18,837	2006
	11.725727	15.073720	28.55%	11,723	2005
	10.383768	11.725727	12.92%	8,412	2004
	7.769802	10.383768	33.64%	7,007	2003
	10.000000	7.769802	-22.30%	2,276	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.409873	10.667936	-45.04%	4,606	2008
	16.394468	19.409873	18.39%	5,207	2007
	13.188122	16.394468	24.31%	6,111	2006
	11.190533	13.188122	17.85%	6,284	2005
	9.797330	11.190533	14.22%	7,227	2004
	7.291847	9.797330	34.36%	8,259	2003
	9.897097	7.291847	-26.32%	8,840	2002
	12.345376	9.897097	-19.83%	6,043	2001
	14.257588	12.345376	-13.41%	4,328	2000
	11.745400	14.257588	21.39%	768	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.881481	14.778347	-45.02%	10,698	2008
	22.697336	26.881481	18.43%	7,358	2007
	18.268429	22.697336	24.24%	6,249	2006
	15.501292	18.268429	17.85%	6,949	2005
	13.571411	15.501292	14.22%	6,561	2004
	10.000000	13.571411	35.71%	4,766	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.138900	-48.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.126637	-38.73%	38,120	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.359322	-36.41%	11,213	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.199765	-28.00%	4,545	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.072864	-9.27%	10,991	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.557700	-24.42%	18,109	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.836576	-31.63%	14,626	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.302301	-16.98%	32,744	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.846106	-1.54%	939	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.765618	9.966911	-46.89%	3,635	2008
	19.220058	18.765618	-2.36%	3,585	2007
	16.173510	19.220058	18.84%	5,272	2006
	14.731957	16.173510	9.79%	4,079	2005
	12.316294	14.731957	19.61%	4,302	2004
	8.816690	12.316294	39.69%	5,093	2003
	10.000000	8.816690	-11.83%	641	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.312279	15.224418	6.37%	330,865	2008
	13.526164	14.312279	5.81%	349,436	2007
	13.254058	13.526164	2.05%	323,650	2006
	12.997203	13.254058	1.98%	372,513	2005
	12.745923	12.997203	1.97%	398,348	2004
	12.654152	12.745923	0.73%	462,915	2003
	11.546116	12.654152	9.60%	517,189	2002
	10.902126	11.546116	5.91%	228,589	2001
	9.809384	10.902126	11.14%	43,339	2000
	10.172348	9.809384	-3.57%	7,309	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.425771	5.099795	-39.47%	39,746	2008
	7.137919	8.425771	18.04%	42,497	2007
	6.808112	7.137919	4.84%	57,963	2006
	6.473239	6.808112	5.17%	68,394	2005
	6.060807	6.473239	6.80%	86,860	2004
	4.623680	6.060807	31.08%	91,107	2003
	6.568981	4.623680	-29.61%	77,513	2002
	9.257262	6.568981	-29.04%	65,238	2001
	12.759401	9.257262	-27.45%	67,380	2000
	12.390885	12.759401	2.97%	32,292	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.742879	10.884966	-26.17%	13,737	2008
	13.186297	14.742879	11.80%	8,988	2007
	13.001428	13.186297	1.42%	9,597	2006
	12.142666	13.001428	7.07%	11,039	2005
	11.402022	12.142666	6.50%	8,775	2004
	8.441957	11.402022	35.06%	9,454	2003
	10.000000	8.441957	-15.58%	1,889	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.743033	6.599237	-43.80%	16,389	2008
	10.871766	11.743033	8.01%	5,859	2007
	10.000000	10.871766	8.72%	5,222	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.174397	11.298120	-7.20%	99,598	2008
	11.699753	12.174397	4.06%	110,017	2007
	11.159571	11.699753	4.84%	99,388	2006
	10.938716	11.159571	2.02%	101,459	2005
	10.584735	10.938716	3.34%	95,702	2004
	9.933326	10.584735	6.56%	136,753	2003
	10.000000	9.933326	-0.67%	148,245	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.076032	10.969951	-16.11%	89,482	2008
	12.509474	13.076032	4.53%	136,992	2007
	11.683322	12.509474	7.07%	156,603	2006
	11.322864	11.683322	3.18%	184,405	2005
	10.700165	11.322864	5.82%	229,100	2004
	9.530058	10.700165	12.28%	196,187	2003
	10.000000	9.530058	-4.70%	53,313	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.826087	10.486186	-24.16%	456,496	2008
	13.252053	13.826087	4.33%	551,393	2007
	12.051166	13.252053	9.96%	588,137	2006
	11.584213	12.051166	4.03%	598,317	2005
	10.709575	11.584213	8.17%	587,773	2004
	9.033690	10.709575	18.55%	529,324	2003
	10.000000	9.033690	-9.66%	221,559	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.901132	10.095565	-32.25%	275,027	2008
	14.216422	14.901132	4.82%	420,882	2007
	12.568358	14.216422	13.11%	373,369	2006
	11.886380	12.568358	5.74%	353,054	2005
	10.738253	11.886380	10.69%	353,924	2004
	8.586354	10.738253	25.06%	265,215	2003
	10.000000	8.586354	-14.14%	205,356	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.540025	9.691703	-37.63%	252,852	2008
	14.852830	15.540025	4.63%	254,600	2007
	12.869465	14.852830	15.41%	243,540	2006
	12.074239	12.869465	6.59%	241,502	2005
	10.723013	12.074239	12.60%	282,842	2004
	8.234496	10.723013	30.22%	232,694	2003
	10.000000	8.234496	-17.66%	181,704	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.314008	16.509748	-37.26%	101,850	2008
	24.775941	26.314008	6.21%	107,140	2007
	22.830881	24.775941	8.52%	112,303	2006
	20.623786	22.830881	10.70%	120,523	2005
	18.045837	20.623786	14.29%	130,003	2004
	13.571367	18.045837	32.97%	123,001	2003
	16.226571	13.571367	-16.36%	105,442	2002
	16.650563	16.226571	-2.55%	50,539	2001
	14.634711	16.650563	13.77%	16,374	2000
	12.255745	14.634711	19.41%	721	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.022852	12.116391	0.78%	711,188	2008
	11.619013	12.022852	3.48%	355,252	2007
	11.255765	11.619013	3.23%	330,512	2006
	11.101653	11.255765	1.39%	235,667	2005
	11.151696	11.101653	-0.45%	233,593	2004
	11.222643	11.151696	-0.63%	243,695	2003
	11.228670	11.222643	-0.05%	356,268	2002
	10.976083	11.228670	2.30%	205,398	2001
	10.482530	10.976083	4.71%	56,300	2000
	10.124383	10.482530	3.54%	36,945	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.088932	-39.11%	29,706	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.335425	11.836579	-47.01%	17,393	2008
	21.975505	22.335425	1.64%	21,571	2007
	18.129148	21.975505	21.22%	16,252	2006
	16.383193	18.129148	10.66%	11,750	2005
	13.795416	16.383193	18.76%	6,687	2004
	10.000000	13.795416	37.95%	1,271	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.295437	-37.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.227072	-37.73%	11,982	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.701262	-32.99%	21,663	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.091260	9.042865	-47.09%	57,904	2008
	15.771065	17.091260	8.37%	64,080	2007
	15.473935	15.771065	1.92%	66,061	2006
	14.496373	15.473935	6.74%	82,280	2005
	12.943374	14.496373	12.00%	89,426	2004
	9.762003	12.943374	32.59%	87,954	2003
	14.818626	9.762003	-34.12%	61,716	2002
	16.831886	14.818626	-11.96%	32,915	2001
	20.331712	16.831886	-17.21%	12,896	2000
	10.000000	20.331712	103.32%	729	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.910484	20.709509	-33.00%	83,415	2008
	33.621951	30.910484	-8.06%	84,497	2007
	29.026603	33.621951	15.83%	102,490	2006
	28.516666	29.026603	1.79%	130,563	2005
	24.618843	28.516666	15.83%	161,594	2004
	15.893715	24.618843	54.90%	156,508	2003
	22.097595	15.893715	-28.07%	126,976	2002
	17.445777	22.097595	26.66%	59,935	2001
	15.886176	17.445777	9.82%	9,463	2000
	12.584102	15.886176	26.24%	746	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.994447	17.086989	-38.96%	101,363	2008
	27.758912	27.994447	0.85%	119,002	2007
	25.089017	27.758912	10.64%	128,273	2006
	22.619557	25.089017	10.92%	148,899	2005
	19.244942	22.619557	17.54%	143,461	2004
	13.820149	19.244942	39.25%	137,717	2003
	16.928867	13.820149	-18.36%	120,982	2002
	18.376589	16.928867	-7.88%	74,999	2001
	17.087592	18.376589	7.54%	28,386	2000
	12.014774	17.087592	42.22%	3,688	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.005176	12.255431	-18.33%	60,887	2008
	14.524404	15.005176	3.31%	68,884	2007
	14.029010	14.524404	3.53%	58,541	2006
	13.903003	14.029010	0.91%	68,428	2005
	13.215501	13.903003	5.20%	67,964	2004
	11.936481	13.215501	10.72%	65,860	2003
	11.274938	11.936481	5.87%	63,148	2002
	10.959378	11.274938	2.88%	21,381	2001
	10.503468	10.959378	4.34%	12,231	2000
	10.473496	10.503468	0.29%	950	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.066968	8.695593	-42.29%	120,988	2008
	14.104765	15.066968	6.82%	136,605	2007
	12.569807	14.104765	12.21%	129,158	2006
	11.846853	12.569807	6.10%	155,396	2005
	10.930890	11.846853	8.38%	181,231	2004
	8.680809	10.930890	25.92%	208,331	2003
	10.636664	8.680809	-18.39%	216,256	2002
	12.216049	10.636664	-12.93%	182,849	2001
	12.637807	12.216049	-3.34%	82,642	2000
	11.966903	12.637807	5.61%	30,226	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.276002	9.034419	-50.57%	23,902	2008
	16.591045	18.276002	10.16%	20,714	2007
	14.467784	16.591045	14.68%	15,965	2006
	13.282289	14.467784	8.93%	17,739	2005
	11.324577	13.282289	17.29%	18,141	2004
	9.130827	11.324577	24.03%	13,746	2003
	10.000000	9.130827	-8.69%	8,231	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.860285	-1.40%	2,070	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.871664	1.966206	-49.22%	1,800	2008
	3.264895	3.871664	18.58%	2,168	2007
	2.973957	3.264895	9.78%	2,772	2006
	3.027146	2.973957	-1.76%	4,063	2005
	2.938715	3.027146	3.01%	5,796	2004
	1.917037	2.938715	53.29%	9,361	2003
	3.392912	1.917037	-43.50%	10,805	2002
	5.999315	3.392912	-43.45%	13,539	2001
	10.000000	5.999315	-40.01%	2,683	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.389602	7.305436	-49.23%	7,870	2008
	12.125152	14.389602	18.68%	10,050	2007
	11.053256	12.125152	9.70%	13,177	2006
	11.250482	11.053256	-1.75%	9,880	2005
	10.925455	11.250482	2.97%	11,792	2004
	7.129086	10.925455	53.25%	12,711	2003
	10.000000	7.129086	-28.71%	2,650	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.481830	9.560563	-41.99%	10,659	2008
	13.633339	16.481830	20.89%	10,863	2007
	13.845278	13.633339	-1.53%	28,096	2006
	12.518987	13.845278	10.59%	10,496	2005
	11.274248	12.518987	11.04%	9,474	2004
	7.491533	11.274248	50.49%	15,742	2003
	10.000000	7.491533	-25.08%	547	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.532052	8.419634	-37.78%	36,143	2008
	14.014970	13.532052	-3.45%	48,616	2007
	12.244340	14.014970	14.46%	39,024	2006
	11.893755	12.244340	2.95%	38,174	2005
	10.250526	11.893755	16.03%	53,162	2004
	7.897653	10.250526	29.79%	33,208	2003
	10.684106	7.897653	-26.08%	24,130	2002
	12.317063	10.684106	-13.26%	20,316	2001
	13.954430	12.317063	-11.73%	10,559	2000
	11.925844	13.954430	17.01%	711	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.599255	-44.01%	6,855	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.658710	10.038225	-46.20%	200,272	2008
	16.553915	18.658710	12.71%	226,679	2007
	15.528631	16.553915	6.60%	257,589	2006
	14.961776	15.528631	3.79%	316,113	2005
	14.168379	14.961776	5.60%	340,549	2004
	10.957031	14.168379	29.31%	341,323	2003
	15.170607	10.957031	-27.77%	318,624	2002
	17.574219	15.170607	-13.68%	227,087	2001
	17.836627	17.574219	-1.47%	96,743	2000
	12.750719	17.836627	39.89%	6,969	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.085020	13.633328	-40.94%	117,620	2008
	21.985482	23.085020	5.00%	138,831	2007
	18.916877	21.985482	16.22%	120,279	2006
	16.753552	18.916877	12.91%	162,211	2005
	14.233382	16.753552	17.71%	126,497	2004
	10.000000	14.233382	42.33%	71,329	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.551844	8.594707	-40.94%	90,846	2008
	13.861145	14.551844	4.98%	119,613	2007
	11.926147	13.861145	16.22%	140,962	2006
	10.565033	11.926147	12.88%	172,518	2005
	8.978200	10.565033	17.67%	197,011	2004
	6.356923	8.978200	41.23%	249,535	2003
	8.267491	6.356923	-23.11%	305,448	2002
	9.518646	8.267491	-13.14%	198,296	2001
	10.000000	9.518646	-4.81%	11,455	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.580103	1.996897	-79.16%	4,161	2008
	10.000000	9.580103	-4.20%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.377086	2.185467	-78.94%	478	2008
	10.519855	10.377086	-1.36%	1,058	2007
	10.000000	10.519855	5.20%	404	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.512276	9.425201	-39.24%	153,631	2008
	15.044165	15.512276	3.11%	176,126	2007
	13.244102	15.044165	13.59%	214,693	2006
	12.654982	13.244102	4.66%	223,492	2005
	11.707682	12.654982	8.09%	258,516	2004
	9.355937	11.707682	25.14%	257,239	2003
	11.667724	9.355937	-19.81%	243,101	2002
	13.152642	11.667724	-11.29%	154,996	2001
	14.599387	13.152642	-9.91%	70,923	2000
	12.147153	14.599387	20.19%	7,153	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.765612	5.995323	-38.61%	41,101	2008
	10.011018	9.765612	-2.45%	17,759	2007
	10.000000	10.011018	0.11%	12,350	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.313969	8.708048	-49.71%	138,335	2008
	16.490117	17.313969	5.00%	146,162	2007
	16.218926	16.490117	1.67%	161,577	2006
	14.621223	16.218926	10.93%	185,676	2005
	12.361526	14.621223	18.28%	193,840	2004
	9.967175	12.361526	24.02%	191,993	2003
	13.978216	9.967175	-28.69%	160,612	2002
	20.596567	13.978216	-32.13%	108,373	2001
	23.496887	20.596567	-12.34%	65,179	2000
	12.959156	23.496887	81.31%	5,067	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.073425	10.166878	-8.19%	0	2008
	10.135369	11.073425	9.26%	0	2007
	10.000000	10.135369	1.35%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.148087	11.531516	3.44%	0	2008
	10.382258	11.148087	7.38%	0	2007
	10.000000	10.382258	3.82%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.300887	6.330660	-43.98%	0	2008
	11.006899	11.300887	2.67%	0	2007
	10.000000	11.006899	10.07%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.488321	7.598272	-39.16%	0	2008
	11.615234	12.488321	7.52%	0	2007
	10.000000	11.615234	16.15%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.133395	5.414553	-40.72%	0	2008
	10.326692	9.133395	-11.56%	0	2007
	10.000000	10.326692	3.27%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.535600	8.292904	-28.11%	0	2008
	11.017210	11.535600	4.71%	0	2007
	10.000000	11.017210	10.17%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.573519	7.037023	-39.20%	0	2008
	11.399845	11.573519	1.52%	0	2007
	10.000000	11.399845	14.00%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.667618	7.376075	-30.86%	0	2008
	10.583702	10.667618	0.79%	0	2007
	10.000000	10.583702	5.84%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.769787	7.137877	-39.35%	0	2008
	10.811230	11.769787	8.87%	0	2007
	10.000000	10.811230	8.11%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.820751	7.643819	-29.36%	0	2008
	10.758396	10.820751	0.58%	0	2007
	10.000000	10.758396	7.58%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.797685	5.627160	-47.89%	0	2008
	10.354803	10.797685	4.28%	0	2007
	10.000000	10.354803	3.55%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.032335	6.234253	-37.86%	0	2008
	10.829422	10.032335	-7.36%	0	2007
	10.000000	10.829422	8.29%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - N	11.723392	6.639088	-43.37%	4,383	2008
	10.554438	11.723392	11.08%	291	2007
	10.000000	10.554438	5.54%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q	13.456691	7.620685	-43.37%	31,126	2008
	12.114909	13.456691	11.08%	7,456	2007
	11.221044	12.114909	7.97%	267	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - N	11.192717	7.044306	-37.06%	11,049	2008
	11.001840	11.192717	1.73%	3,424	2007
	10.000000	11.001840	10.02%	558	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q	12.574077	7.913686	-37.06%	21,484	2008
	12.359645	12.574077	1.73%	17,864	2007
	10.548574	12.359645	17.17%	7,137	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - N	10.656222	10.660401	0.04%	454	2008
	10.255711	10.656222	3.91%	0	2007
	10.000000	10.255711	2.56%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q	10.720653	10.724859	0.04%	7,172	2008
	10.317721	10.720653	3.91%	324	2007
	10.043651	10.317721	2.73%	115	2006

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.843289	9.615032	-11.33%	31,629	2008
	10.413414	10.843289	4.13%	22,317	2007
	10.000000	10.413414	4.13%	9,189	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.892265	27.616445	-16.04%	4,732	2008
	31.268369	32.892265	5.19%	5,860	2007
	28.574908	31.268369	9.43%	8,825	2006
	25.777598	28.574908	10.85%	16,848	2005
	23.717411	25.777598	8.69%	18,192	2004
	18.783491	23.717411	26.27%	28,209	2003
	17.415214	18.783491	7.86%	15,757	2002
	16.018934	17.415214	8.72%	6,225	2001
	14.562396	16.018934	10.00%	3,153	2000
	11.398245	14.562396	27.76%	58	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.183456	9.942920	-45.32%	0	2008
	16.070189	18.183456	13.15%	0	2007
	13.004495	16.070189	23.57%	0	2006
	11.856303	13.004495	9.68%	0	2005
	10.227893	11.856303	15.92%	0	2004
	8.128587	10.227893	25.83%	0	2003
	10.000000	8.128587	-18.71%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.430420	5.482962	-47.43%	21,940	2008
	8.611321	10.430420	21.12%	25,541	2007
	7.979923	8.611321	7.91%	33,363	2006
	6.873124	7.979923	16.10%	40,206	2005
	5.723928	6.873124	20.08%	39,451	2004
	4.088676	5.723928	39.99%	25,687	2003
	6.014503	4.088676	-32.02%	19,354	2002
	8.617166	6.014503	-30.20%	7,698	2001
	10.000000	8.617166	-13.83%	397	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.500674	19.931476	-38.67%	54,181	2008
	39.689950	32.500674	-18.11%	63,780	2007
	29.114020	39.689950	36.33%	89,661	2006
	25.186652	29.114020	15.59%	92,153	2005
	18.699570	25.186652	34.69%	93,896	2004
	13.770483	18.699570	35.79%	82,807	2003
	14.055442	13.770483	-2.03%	71,004	2002
	12.959009	14.055442	8.46%	33,569	2001
	12.466313	12.959009	3.95%	3,736	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.767280	10.709286	-65.19%	17,534	2008
	22.649945	30.767280	35.84%	27,811	2007
	16.437358	22.649945	37.80%	20,932	2006
	12.622652	16.437358	30.22%	16,201	2005
	10.000000	12.622652	26.23%	14,663	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	58.991911	20.516561	-65.22%	3,743	2008
	43.412632	58.991911	35.89%	7,521	2007
	31.514704	43.412632	37.75%	8,531	2006
	24.176597	31.514704	30.35%	8,665	2005
	19.447415	24.176597	24.32%	11,715	2004
	12.772187	19.447415	52.26%	16,993	2003
	13.320519	12.772187	-4.12%	15,878	2002
	13.739047	13.320519	-3.05%	15,600	2001
	23.931619	13.739047	-42.59%	6,313	2000
	12.099788	23.931619	97.79%	1,590	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.977627	17.553176	-46.77%	11,984	2008
	22.980567	32.977627	43.50%	14,033	2007
	18.685701	22.980567	22.98%	9,405	2006
	12.479763	18.685701	49.73%	12,272	2005
	10.000000	12.479763	24.80%	1,642	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	54.704654	29.102885	-46.80%	1,973	2008
	38.113622	54.704654	43.53%	2,205	2007
	31.001698	38.113622	22.94%	1,443	2006
	20.697822	31.001698	49.78%	1,827	2005
	16.871845	20.697822	22.68%	1,872	2004
	11.800336	16.871845	42.98%	1,907	2003
	12.298301	11.800336	-4.05%	2,125	2002
	13.907561	12.298301	-11.57%	4,057	2001
	12.641312	13.907561	10.02%	271	2000
	10.579367	12.641312	19.49%	92	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.893106	8.524185	-38.64%	20,730	2008
	12.796409	13.893106	8.57%	26,422	2007
	11.398511	12.796409	12.26%	27,709	2006
	10.614044	11.398511	7.39%	41,831	2005
	9.801030	10.614044	8.30%	43,058	2004
	7.353509	9.801030	33.28%	45,832	2003
	9.727116	7.353509	-24.40%	43,267	2002
	9.819759	9.727116	-0.94%	15,395	2001
	10.057633	9.819759	-2.37%	303	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.215859	7.817457	-40.85%	135,374	2008
	12.551474	13.215859	5.29%	170,069	2007
	11.325995	12.551474	10.82%	194,743	2006
	10.630738	11.325995	6.54%	239,879	2005
	9.106093	10.630738	16.74%	266,301	2004
	6.730519	9.106093	35.30%	307,929	2003
	9.313641	6.730519	-27.73%	296,972	2002
	9.795001	9.313641	-4.91%	227,546	2001
	10.000000	9.795001	-2.05%	4,842	2000*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.435834	6.961669	-39.12%	313	2008
	11.337488	11.435834	0.87%	1,146	2007
	10.389966	11.337488	9.12%	1,278	2006
	9.997783	10.389966	3.92%	1,315	2005
	9.420958	9.997783	6.12%	1,356	2004
	8.202822	9.420958	14.85%	2,302	2003
	10.025259	8.202822	-18.18%	1,181	2002
	10.000000	10.025259	0.25%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.645194	5.053256	-52.53%	5,327	2008
	10.641048	10.645194	0.04%	0	2007
	10.000000	10.641048	6.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.893669	7.318179	-43.24%	223	2008
	11.663228	12.893669	10.55%	193	2007
	11.116115	11.663228	4.92%	157	2006
	10.347766	11.116115	7.43%	118	2005
	9.832542	10.347766	5.24%	73	2004
	7.691424	9.832542	27.84%	26	2003
	10.302057	7.691424	-25.34%	0	2002
	10.000000	10.302057	3.02%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.894113	6.168990	-43.37%	0	2008
	9.879259	10.894113	10.27%	0	2007

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.999093	5.739643	-47.82%	555	2008
	10.081339	10.999093	9.10%	2,240	2007
	10.000000	10.081339	0.81%	555	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.981981	9.640400	-31.05%	0	2008
	13.103569	13.981981	6.70%	0	2007
	11.375653	13.103569	15.19%	0	2006
	10.943696	11.375653	3.95%	0	2005
	10.175221	10.943696	7.55%	0	2004
	8.285737	10.175221	22.80%	0	2003
	9.944626	8.285737	-16.68%	0	2002
	10.000000	9.944626	-0.55%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.786725	8.303907	-29.55%	0	2008
	10.677037	11.786725	10.39%	0	2007
	10.000000	10.677037	6.77%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.888124	6.494699	-45.37%	0	2008
	12.751928	11.888124	-6.77%	0	2007
	10.000000	12.751928	27.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.296639	12.531690	-41.16%	0	2008
	18.809873	21.296639	13.22%	0	2007
	14.861051	18.809873	26.57%	0	2006
	12.767265	14.861051	16.40%	0	2005
	10.431301	12.767265	22.39%	0	2004
	8.188770	10.431301	27.39%	0	2003
	10.000000	8.188770	-18.11%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.656436	7.099872	-39.09%	0	2008
	10.213099	11.656436	14.13%	0	2007
	10.000000	10.213099	2.13%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.200164	-38.00%	860	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.408481	9.947974	-35.44%	18,783	2008
	15.623076	15.408481	-1.37%	28,842	2007
	13.518310	15.623076	15.57%	39,730	2006
	13.089671	13.518310	3.27%	52,071	2005
	11.737071	13.089671	11.52%	60,972	2004
	9.193080	11.737071	27.67%	54,096	2003
	11.552029	9.193080	-20.42%	49,941	2002
	12.771997	11.552029	-9.55%	18,534	2001
	14.475981	12.771997	-11.77%	3,833	2000
	12.427175	14.475981	16.49%	168	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.835565	9.712886	-45.54%	7,652	2008
	15.307662	17.835565	16.51%	7,030	2007
	12.404396	15.307662	23.41%	9,681	2006
	11.096532	12.404396	11.79%	10,564	2005
	9.782676	11.096532	13.43%	11,769	2004
	7.960337	9.782676	22.89%	12,991	2003
	10.128725	7.960337	-21.41%	15,113	2002
	14.490593	10.128725	-30.10%	18,945	2001
	17.650383	14.490593	-17.90%	10,171	2000
	10.901004	17.650383	61.92%	1,834	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.024009	9.815505	-45.54%	6,453	2008
	15.469391	18.024009	16.51%	12,137	2007
	12.535460	15.469391	23.41%	10,218	2006
	11.229023	12.535460	11.63%	9,473	2005
	9.886036	11.229023	13.58%	8,462	2004
	8.044442	9.886036	22.89%	7,439	2003
	10.000000	8.044442	-19.56%	4,254	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.661044	7.960349	-25.33%	8,300	2008
	11.057147	10.661044	-3.58%	15,608	2007
	10.000000	11.057147	10.57%	9,405	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.338210	7.126185	-42.24%	1,448	2008
	10.330481	12.338210	19.44%	3,934	2007
	10.820656	10.330481	-4.53%	3,282	2006
	10.730380	10.820656	0.84%	5,508	2005
	9.823019	10.730380	9.24%	3,273	2004
	7.968301	9.823019	23.28%	4,315	2003
	10.000000	7.968301	-20.32%	1,182	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.566055	14.863162	-27.73%	36,286	2008
	21.967196	20.566055	-6.38%	47,239	2007
	18.756880	21.967196	17.12%	55,181	2006
	18.092486	18.756880	3.67%	95,262	2005
	16.032727	18.092486	12.85%	96,992	2004
	12.596055	16.032727	27.28%	84,009	2003
	14.605357	12.596055	-13.76%	99,852	2002
	13.116946	14.605357	11.35%	1,077,697	2001
	11.248045	13.116946	16.62%	878	2000
	11.493876	11.248045	-2.14%	76	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.165099	6.675662	-49.29%	355	2008
	9.543629	13.165099	37.95%	2,213	2007
	10.000000	9.543629	-4.56%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.609253	11.276296	-2.87%	10,484	2008
	10.743037	11.609253	8.06%	13,391	2007
	10.714080	10.743037	0.27%	12,079	2006
	10.687792	10.714080	0.25%	12,921	2005
	10.233898	10.687792	4.44%	10,488	2004
	10.000000	10.233898	2.34%	9,776	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.131641	8.006659	-39.03%	2,142	2008
	13.036092	13.131641	0.73%	3,364	2007
	11.412602	13.036092	14.23%	3,703	2006
	10.829569	11.412602	5.38%	3,684	2005
	9.804421	10.829569	10.46%	3,662	2004
	7.916685	9.804421	23.85%	4,823	2003
	10.186046	7.916685	-22.28%	313	2002
	10.000000	10.186046	1.86%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.893257	7.962215	-38.25%	12,708	2008
	13.878597	12.893257	-7.10%	13,929	2007
	11.593381	13.878597	19.71%	8,947	2006
	10.986989	11.593381	5.52%	8,606	2005
	9.835691	10.986989	11.71%	7,742	2004
	8.061146	9.835691	22.01%	8,663	2003
	10.164046	8.061146	-20.69%	2,171	2002
	10.000000	10.164046	1.64%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.789093	9.417680	-52.41%	4,702	2008
	14.850923	19.789093	33.25%	5,800	2007
	14.570812	14.850923	1.92%	5,962	2006
	12.906208	14.570812	12.90%	5,717	2005
	11.157667	12.906208	15.67%	5,225	2004
	8.277620	11.157667	34.79%	4,007	2003
	10.483592	8.277620	-21.04%	939	2002
	10.000000	10.483592	4.84%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	16.856594	9.810123	-41.80%	0	2008
	14.648678	16.856594	15.07%	0	2007
	12.507891	14.648678	17.12%	0	2006
	10.790409	12.507891	15.92%	0	2005
	9.527860	10.790409	13.25%	0	2004
	7.253109	9.527860	31.36%	0	2003
	9.175002	7.253109	-20.95%	0	2002
	11.961010	9.175002	-23.29%	0	2001
	16.352558	11.961010	-26.86%	50	2000
	10.798003	16.352558	51.44%	50	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.509455	8.150787	-47.45%	0	2008
	16.362265	15.509455	-5.21%	0	2007
	14.643576	16.362265	11.74%	0	2006
	12.773658	14.643576	14.64%	0	2005
	10.968665	12.773658	16.46%	0	2004
	7.526163	10.968665	45.74%	0	2003
	11.581271	7.526163	-35.01%	0	2002
	16.443767	11.581271	-29.57%	0	2001
	20.551766	16.443767	-19.99%	0	2000
	12.735345	20.551766	61.38%	0	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.082192	10.758855	-37.02%	0	2008
	17.004687	17.082192	0.46%	0	2007
	14.434846	17.004687	17.80%	87	2006
	13.523151	14.434846	6.74%	0	2005
	12.305392	13.523151	9.90%	0	2004
	9.960794	12.305392	23.54%	561	2003
	13.122923	9.960794	-24.10%	45	2002
	13.172245	13.122923	-0.37%	60	2001
	12.252980	13.172245	7.50%	92	2000
	11.684826	12.252980	4.86%	10	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.586751	9.946220	-31.81%	8,159	2008
	14.877364	14.586751	-1.95%	8,389	2007
	13.174239	14.877364	12.93%	7,702	2006
	12.446927	13.174239	5.84%	12,829	2005
	10.346504	12.446927	20.30%	14,040	2004
	7.608241	10.346504	35.99%	11,208	2003
	10.000000	7.608241	-23.92%	2,511	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.781058	7.624873	-35.28%	7,449	2008
	11.074843	11.781058	6.38%	6,773	2007
	10.274954	11.074843	7.78%	5,380	2006
	10.046653	10.274954	2.27%	14,191	2005
	9.583764	10.046653	4.83%	25,592	2004
	7.706045	9.583764	24.37%	17,814	2003
	10.988353	7.706045	-29.87%	19,484	2002
	14.380518	10.988353	-23.59%	19,294	2001
	16.375662	14.380518	-12.18%	5,530	2000
	12.754610	16.375662	28.39%	1,109	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.817894	9.192999	-37.96%	172,860	2008
	14.264491	14.817894	3.88%	61,839	2007
	12.512627	14.264491	14.00%	92,810	2006
	12.108868	12.512627	3.33%	109,819	2005
	11.088459	12.108868	9.20%	119,481	2004
	8.751979	11.088459	26.70%	127,625	2003
	11.421554	8.751979	-23.37%	124,740	2002
	13.178151	11.421554	-13.33%	55,945	2001
	14.716647	13.178151	-10.45%	31,664	2000
	12.363055	14.716647	19.04%	8,725	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.041197	10.458431	-30.47%	12,339	2008
	14.225733	15.041197	5.73%	17,832	2007
	12.373722	14.225733	14.97%	27,932	2006
	12.010432	12.373722	3.02%	41,284	2005
	11.584069	12.010432	3.68%	47,143	2004
	9.686029	11.584069	19.60%	43,783	2003
	11.783214	9.686029	-17.80%	62,864	2002
	13.164923	11.783214	-10.50%	9,511	2001
	13.424790	13.164923	-1.94%	2,574	2000
	12.203505	13.424790	10.01%	1,610	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.411149	7.028610	-38.41%	0	2008
	13.000069	11.411149	-12.22%	0	2007
	12.692326	13.000069	2.42%	0	2006
	12.153970	12.692326	4.43%	0	2005
	11.059789	12.153970	9.89%	0	2004
	8.508841	11.059789	29.98%	0	2003
	10.659521	8.508841	-20.18%	0	2002
	10.000000	10.659521	6.60%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.059306	11.790611	-38.14%	0	2008
	18.541561	19.059306	2.79%	0	2007
	15.322551	18.541561	21.01%	0	2006
	13.874159	15.322551	10.44%	0	2005
	11.711818	13.874159	18.46%	0	2004
	8.702180	11.711818	34.58%	0	2003
	10.045118	8.702180	-13.37%	0	2002
	10.000000	10.045118	0.45%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.019742	9.804082	-2.15%	0	2008
	10.305471	10.019742	-2.77%	0	2007
	10.000000	10.305471	3.05%	993	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.853324	12.676743	-8.49%	47,548	2008
	13.319686	13.853324	4.01%	61,484	2007
	12.956412	13.319686	2.80%	94,229	2006
	12.958478	12.956412	-0.02%	109,011	2005
	12.670489	12.958478	2.27%	113,507	2004
	12.267458	12.670489	3.29%	137,899	2003
	11.370764	12.267458	7.89%	116,316	2002
	10.666472	11.370764	6.60%	32,080	2001
	9.783812	10.666472	9.02%	3,340	2000
	10.000000	9.783812	-2.16%	153	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.351620	13.226050	-43.36%	81,525	2008
	20.135487	23.351620	15.97%	91,233	2007
	18.281239	20.135487	10.14%	99,700	2006
	15.850782	18.281239	15.33%	115,229	2005
	13.923698	15.850782	13.84%	105,369	2004
	10.990756	13.923698	26.69%	86,257	2003
	12.294307	10.990756	-10.60%	59,999	2002
	14.214337	12.294307	-13.51%	30,889	2001
	15.437189	14.214337	-7.92%	7,020	2000
	12.598299	15.437189	22.53%	2,939	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.478023	6.065267	-55.00%	6,674	2008
	9.376713	13.478023	43.74%	10,678	2007
	10.000000	9.376713	-6.23%	10,110	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.833606	10.084737	-43.45%	79,844	2008
	17.817217	17.833606	0.09%	99,421	2007
	15.032685	17.817217	18.52%	115,550	2006
	14.400930	15.032685	4.39%	135,725	2005
	13.099526	14.400930	9.93%	145,971	2004
	10.191923	13.099526	28.53%	142,296	2003
	12.440995	10.191923	-18.08%	87,945	2002
	13.281731	12.440995	-6.33%	42,329	2001
	12.423854	13.281731	6.91%	6,473	2000
	11.846486	12.423854	4.87%	1,407	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.272131	8.335607	-26.05%	0	2008
	10.512515	11.272131	7.23%	0	2007
	10.000000	10.512515	5.13%	3,860	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.451684	7.605353	-33.59%	0	2008
	10.532507	11.451684	8.73%	0	2007
	10.000000	10.532507	5.33%	1,683	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.582071	7.078673	-38.88%	555	2008
	10.552664	11.582071	9.75%	519	2007
	10.000000	10.552664	5.53%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.458470	5.525804	-55.65%	1,440	2008
	10.259376	12.458470	21.43%	1,243	2007
	9.870863	10.259376	3.94%	1,997	2006
	9.186413	9.870863	7.45%	2,916	2005
	8.693663	9.186413	5.67%	6,508	2004
	6.793127	8.693663	27.98%	6,393	2003
	8.814543	6.793127	-22.93%	7,392	2002
	10.438575	8.814543	-15.56%	7,860	2001
	12.768758	10.438575	-18.25%	3,094	2000
	12.417568	12.768758	2.83%	690	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.909833	8.285615	-47.92%	47,095	2008
	12.706253	15.909833	25.21%	48,016	2007
	12.061208	12.706253	5.35%	58,937	2006
	11.563600	12.061208	4.30%	75,950	2005
	11.345636	11.563600	1.92%	83,238	2004
	8.657007	11.345636	31.06%	87,699	2003
	12.566043	8.657007	-31.11%	71,467	2002
	15.476056	12.566043	-18.80%	40,149	2001
	17.630000	15.476056	-12.22%	27,355	2000
	13.010755	17.630000	35.50%	6,940	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.458268	8.474745	-26.04%	35,579	2008
	11.309562	11.458268	1.31%	30,934	2007
	10.306110	11.309562	9.74%	64,247	2006
	10.184506	10.306110	1.19%	75,198	2005
	9.426171	10.184506	8.04%	57,564	2004
	7.521629	9.426171	25.32%	179,911	2003
	7.354603	7.521629	2.27%	42,591	2002
	8.458245	7.354603	-13.05%	14,996	2001
	11.072984	8.458245	-23.61%	2,753	2000
	10.380632	11.072984	6.67%	654	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.799408	7.256051	-25.95%	11,762	2008
	10.000000	9.799408	-2.01%	24,662	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.125731	10.613742	-4.60%	19,700	2008
	10.817475	11.125731	2.85%	29,918	2007
	10.507730	10.817475	2.95%	18,219	2006
	10.428807	10.507730	0.76%	9,093	2005
	10.128708	10.428807	2.96%	5,301	2004
	10.000000	10.128708	1.29%	207	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.234279	6.707301	-40.30%	33,092	2008
	9.856561	11.234279	13.98%	33,080	2007
	10.000000	9.856561	-1.43%	27,685	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.381260	10.737954	-44.60%	2,652	2008
	16.754919	19.381260	15.68%	1,375	2007
	14.392045	16.754919	16.42%	2,453	2006
	12.255881	14.392045	17.43%	2,503	2005
	10.941500	12.255881	12.01%	2,790	2004
	7.740990	10.941500	41.34%	3,364	2003
	9.846083	7.740990	-21.38%	3,730	2002
	12.672362	9.846083	-22.30%	3,824	2001
	15.879549	12.672362	-20.20%	1,193	2000
	11.293057	15.879549	40.61%	275	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.356271	10.721641	-44.61%	14,714	2008
	16.730683	19.356271	15.69%	20,980	2007
	14.370885	16.730683	16.42%	21,339	2006
	12.242700	14.370885	17.38%	22,302	2005
	10.928889	12.242700	12.02%	19,740	2004
	7.729491	10.928889	41.39%	9,878	2003
	10.000000	7.729491	-22.71%	5,889	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.781569	7.604841	-51.81%	7,636	2008
	15.142626	15.781569	4.22%	3,955	2007
	13.202987	15.142626	14.69%	4,842	2006
	13.043195	13.202987	1.23%	7,859	2005
	11.593346	13.043195	12.51%	8,727	2004
	7.443946	11.593346	55.74%	8,775	2003
	10.000000	7.443946	-25.56%	23,961	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.386418	7.905422	-30.57%	14,787	2008
	11.119465	11.386418	2.40%	43,924	2007
	10.000000	11.119465	11.19%	17,856	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.785862	6.469518	-33.89%	7,967	2008
	10.157203	9.785862	-3.66%	5,692	2007
	10.000000	10.157203	1.57%	3,694	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.598185	-34.02%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.552327	6.330521	-53.29%	1,309	2008
	10.669800	13.552327	27.02%	3,117	2007
	10.000000	10.669800	6.70%	2,492	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.065596	10.656354	-41.01%	0	2008
	15.808818	18.065596	14.28%	0	2007
	13.160857	15.808818	20.12%	0	2006
	12.069294	13.160857	9.04%	0	2005
	10.286800	12.069294	17.33%	0	2004
	7.862698	10.286800	30.83%	0	2003
	10.000000	7.862698	-21.37%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.371231	7.278199	-41.17%	4,398	2008
	10.857910	12.371231	13.94%	2,490	2007
	10.000000	10.857910	8.58%	1,329	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.451105	12.003743	4.83%	15,168	2008
	10.449841	11.451105	9.58%	11,699	2007
	10.000000	10.449841	4.50%	119	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.311728	9.434666	-34.08%	3,082	2008
	14.153990	14.311728	1.11%	10,693	2007
	12.273075	14.153990	15.33%	11,493	2006
	11.385394	12.273075	7.80%	22,528	2005
	10.000000	11.385394	13.85%	4,055	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.613943	6.383581	-45.04%	31,608	2008
	8.612511	11.613943	34.85%	36,881	2007
	7.996638	8.612511	7.70%	40,446	2006
	7.197845	7.996638	11.10%	47,962	2005
	6.181859	7.197845	16.43%	58,140	2004
	5.209227	6.181859	18.67%	61,667	2003
	6.277859	5.209227	-17.02%	63,723	2002
	8.137529	6.277859	-22.85%	38,433	2001
	10.000000	8.137529	-18.62%	15,435	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.421477	7.985659	-44.63%	4,504	2008
	12.001567	14.421477	20.16%	5,971	2007
	11.264791	12.001567	6.54%	4,889	2006
	10.251543	11.264791	9.88%	4,172	2005
	10.300510	10.251543	-0.48%	4,388	2004
	7.092920	10.300510	45.22%	6,238	2003
	10.000000	7.092920	-29.07%	5,896	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.737139	2.619563	-44.70%	9,441	2008
	3.944077	4.737139	20.11%	9,104	2007
	3.705791	3.944077	6.43%	8,847	2006
	3.365706	3.705791	10.10%	9,617	2005
	3.390832	3.365706	-0.74%	18,224	2004
	2.345410	3.390832	44.57%	19,374	2003
	4.023106	2.345410	-41.70%	20,320	2002
	6.503356	4.023106	-38.14%	20,880	2001
	10.000000	6.503356	-34.97%	7,886	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.726270	11.154841	-37.07%	0	2008
	16.923216	17.726270	4.75%	0	2007
	15.478600	16.923216	9.33%	0	2006
	14.139002	15.478600	9.47%	0	2005
	12.195325	14.139002	15.94%	0	2004
	10.000000	12.195325	21.95%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.766719	7.905262	-52.85%	14,401	2008
	13.270466	16.766719	26.35%	15,354	2007
	9.169173	13.270466	44.73%	15,162	2006
	7.040734	9.169173	30.23%	19,072	2005
	6.010319	7.040734	17.14%	24,712	2004
	4.526318	6.010319	32.79%	28,179	2003
	6.177123	4.526318	-26.72%	30,657	2002
	8.174255	6.177123	-24.43%	44,525	2001
	10.000000	8.174255	-18.26%	8,355	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.722913	13.547818	-52.83%	10,653	2008
	22.723853	28.722913	26.40%	11,904	2007
	15.693805	22.723853	44.80%	12,780	2006
	12.043732	15.693805	30.31%	6,892	2005
	10.279042	12.043732	17.17%	10,644	2004
	7.740287	10.279042	32.80%	10,298	2003
	10.000000	7.740287	-22.60%	8,784	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.749223	7.799359	-33.62%	12,660	2008
	11.064604	11.749223	6.19%	13,723	2007
	10.000000	11.064604	10.65%	15,038	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	18.545772	11.486706	-38.06%	6,744	2008
	17.498604	18.545772	5.98%	10,273	2007
	15.636717	17.498604	11.91%	16,787	2006
	14.615636	15.636717	6.99%	17,193	2005
	12.786036	14.615636	14.31%	17,558	2004
	9.831629	12.786036	30.05%	18,356	2003
	13.543264	9.831629	-27.41%	19,051	2002
	13.932809	13.543264	-2.80%	6,855	2001
	13.957433	13.932809	-0.18%	85	2000
	12.303831	13.957433	13.44%	94	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.551577	5.578103	-47.13%	282	2008
	10.358481	10.551577	1.86%	7,627	2007
	10.000000	10.358481	3.58%	2,812	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	21.982914	12.286880	-44.11%	19,608	2008
	18.178637	21.982914	20.93%	18,426	2007
	16.057857	18.178637	13.21%	23,850	2006
	14.303234	16.057857	12.27%	25,621	2005
	12.459670	14.303234	14.80%	29,974	2004
	9.856745	12.459670	26.41%	30,326	2003
	14.133513	9.856745	-30.26%	27,002	2002
	19.004946	14.133513	-25.63%	21,075	2001
	20.806301	19.004946	-8.66%	6,999	2000
	13.698179	20.806301	51.89%	206	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.492324	9.158691	-53.01%	10,250	2008
	18.064055	19.492324	7.91%	15,537	2007
	16.305392	18.064055	10.79%	18,228	2006
	13.994117	16.305392	16.52%	16,145	2005
	11.917079	13.994117	17.43%	7,614	2004
	8.937773	11.917079	33.33%	1,536	2003
	11.937762	8.937773	-25.13%	1,720	2002
	12.447943	11.937762	-4.10%	1,709	2001
	12.523110	12.447943	-0.60%	1,241	2000
	11.817120	12.523110	5.97%	528	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.353764	5.523567	-46.65%	638	2008
	10.180050	10.353764	1.71%	570	2007
	10.000000	10.180050	1.80%	283	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.605123	9.061609	-14.55%	12,760	2008
	10.256191	10.605123	3.40%	11,800	2007
	9.971898	10.256191	2.85%	11,340	2006
	9.959135	9.971898	0.13%	6,492	2005
	10.012296	9.959135	-0.53%	5,814	2004
	10.000000	10.012296	0.12%	8,001	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.655389	5.767972	-40.26%	0	2008
	9.733157	9.655389	-0.80%	0	2007
	10.000000	9.733157	-2.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.187383	8.479606	-40.23%	1,098	2008
	13.358247	14.187383	6.21%	6,343	2007
	11.902710	13.358247	12.23%	5,341	2006
	11.285193	11.902710	5.47%	1,993	2005
	10.000000	11.285193	12.85%	39	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.963349	7.598753	-30.69%	22,459	2008
	10.465796	10.963349	4.75%	8,585	2007
	10.000000	10.465796	4.66%	3,403	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.618787	9.446067	-11.04%	569	2008
	10.447849	10.618787	1.64%	5,135	2007
	10.000000	10.447849	4.48%	1,628	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.131768	7.347487	-39.44%	5,583	2008
	10.748441	12.131768	12.87%	5,547	2007
	10.000000	10.748441	7.48%	1,293	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.347156	6.247751	-44.94%	5,467	2008
	10.274872	11.347156	10.44%	8,379	2007
	10.000000	10.274872	2.75%	1,641	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.806149	5.994429	-38.87%	1,524	2008
	10.000000	9.806149	-1.94%	29	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.019226	10.674743	-28.93%	14,721	2008
	14.755589	15.019226	1.79%	7,326	2007
	13.516216	14.755589	9.17%	17,250	2006
	13.375356	13.516216	1.05%	18,748	2005
	12.308733	13.375356	8.67%	86,692	2004
	10.199226	12.308733	20.68%	32,218	2003
	10.010690	10.199226	1.88%	9,448	2002
	9.732895	10.010690	2.85%	4,092	2001
	14.247974	9.732895	-9.46%	333	2000
	11.743342	14.247974	1.85%	179	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.615064	8.242826	-29.03%	22,262	2008
	11.407487	11.615064	1.82%	23,526	2007
	10.449767	11.407487	9.16%	21,223	2006
	10.000000	10.449767	4.50%	11,387	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.552578	13.987189	-58.31%	0	2008
	23.352634	33.552578	43.68%	0	2007
	17.305110	23.352634	34.95%	0	2006
	13.218203	17.305110	30.92%	0	2005
	11.091469	13.218203	19.17%	0	2004
	6.799600	11.091469	63.12%	234	2003
	8.126945	6.799600	-16.33%	234	2002
	8.684823	8.126945	-6.42%	1,830	2001
	10.000000	8.684823	-13.15%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.009267	15.403444	-58.38%	10,857	2008
	25.763929	37.009267	43.65%	13,420	2007
	19.102228	25.763929	34.87%	11,567	2006
	14.588946	19.102228	30.94%	17,125	2005
	12.240339	14.588946	19.19%	10,562	2004
	7.505927	12.240339	63.08%	9,441	2003
	10.000000	7.505927	-24.94%	3,034	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.141781	14.001423	-33.77%	719	2008
	17.793288	21.141781	18.82%	1,030	2007
	13.101659	17.793288	35.81%	797	2006
	12.466117	13.101659	5.10%	925	2005
	9.719497	12.466117	28.26%	9,645	2004
	7.930578	9.719497	22.56%	415	2003
	10.000000	7.930578	-20.69%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.531453	8.269122	-46.76%	235	2008
	12.377189	15.531453	25.48%	235	2007
	9.430813	12.377189	31.24%	1,869	2006
	7.337885	9.430813	28.52%	2,155	2005
	6.510418	7.337885	12.71%	6,551	2004
	4.863546	6.510418	33.86%	6,636	2003
	6.492772	4.863546	-25.09%	6,636	2002
	9.220640	6.492772	-29.58%	6,713	2001
	10.000000	9.220640	-7.79%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.776488	13.195412	-46.74%	3,736	2008
	19.744200	24.776488	25.49%	6,469	2007
	15.045739	19.744200	31.23%	6,385	2006
	11.709868	15.045739	28.49%	3,687	2005
	10.374988	11.709868	12.87%	1,239	2004
	7.767159	10.374988	33.58%	0	2003
	10.000000	7.767159	-22.33%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.318341	10.612230	-45.07%	1,787	2008
	16.325448	19.318341	18.33%	659	2007
	13.139231	16.325448	24.25%	793	2006
	11.154684	13.139231	17.79%	803	2005
	9.770899	11.154684	14.16%	814	2004
	7.275861	9.770899	34.29%	1,453	2003
	9.880402	7.275861	-26.36%	2,407	2002
	12.330829	9.880402	-19.87%	2,414	2001
	14.247974	12.330829	-13.46%	511	2000
	10.743428	14.247974	21.33%	36	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.818036	14.735974	-45.05%	1,122	2008
	22.655299	26.818036	18.37%	1,341	2007
	18.243804	22.655299	24.18%	1,022	2006
	15.488203	18.243804	17.79%	1,077	2005
	13.566822	15.488203	14.16%	1,128	2004
	10.000000	13.566822	35.67%	750	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.137150	-48.63%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.124558	-38.75%	9,069	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.357162	-36.43%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.919500	-20.81%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.197326	-28.03%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.069797	-9.30%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.555141	-24.45%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.834262	-31.66%	5,802	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.299494	-17.01%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.858821	-1.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.842789	-1.57%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.709317	9.931961	-46.91%	777	2008
	19.172156	18.709317	-2.41%	271	2007
	16.141352	19.172156	18.78%	271	2006
	14.710087	16.141352	9.73%	286	2005
	12.304239	14.710087	19.55%	306	2004
	8.812529	12.304239	39.62%	306	2003
	10.000000	8.812529	-11.87%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.244815	15.144983	6.32%	150,655	2008
	13.469262	14.244815	5.76%	116,630	2007
	13.204965	13.469262	2.00%	139,871	2006
	12.955598	13.204965	1.92%	139,919	2005
	12.711565	12.955598	1.92%	140,162	2004
	12.626432	12.711565	0.67%	171,854	2003
	11.526653	12.626432	9.54%	173,812	2002
	10.889287	11.526653	5.85%	73,470	2001
	9.802780	10.889287	11.08%	15,517	2000
	10.170644	9.802780	-3.62%	4,105	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.386001	5.073150	-39.50%	6,164	2008
	7.107851	8.386001	17.98%	9,787	2007
	6.782860	7.107851	4.79%	10,846	2006
	6.452491	6.782860	5.12%	11,357	2005
	6.044444	6.452491	6.75%	12,313	2004
	4.613524	6.044444	31.02%	9,191	2003
	6.557891	4.613524	-29.65%	8,674	2002
	9.246358	6.557891	-29.08%	6,978	2001
	12.750810	9.246358	-27.48%	18,473	2000
	12.388810	12.750810	2.92%	2,624	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.698688	10.846839	-26.21%	3,477	2008
	13.153460	14.698688	11.75%	3,615	2007
	12.975598	13.153460	1.37%	6,143	2006
	12.124673	12.975598	7.02%	6,583	2005
	11.390883	12.124673	6.44%	7,137	2004
	8.437976	11.390883	35.00%	8,038	2003
	10.000000	8.437976	-15.62%	1,778	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.733135	6.590334	-43.83%	73	2008
	10.868126	11.733135	7.96%	130	2007
	10.000000	10.868126	8.68%	3,923	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.137877	11.258535	-7.24%	22,443	2008
	11.670602	12.137877	4.00%	20,539	2007
	11.137379	11.670602	4.79%	33,273	2006
	10.922479	11.137379	1.97%	29,134	2005
	10.574381	10.922479	3.29%	65,097	2004
	9.928642	10.574381	6.50%	113,595	2003
	10.000000	9.928642	-0.71%	76,767	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.036813	10.931514	-16.15%	40,598	2008
	12.478314	13.036813	4.48%	91,062	2007
	11.660102	12.478314	7.02%	115,333	2006
	11.306072	11.660102	3.13%	114,980	2005
	10.689699	11.306072	5.77%	109,546	2004
	9.525559	10.689699	12.22%	80,477	2003
	10.000000	9.525559	-4.74%	17,906	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.784623	10.449446	-24.19%	117,027	2008
	13.219043	13.784623	4.28%	120,229	2007
	12.027221	13.219043	9.91%	160,728	2006
	11.567029	12.027221	3.98%	173,659	2005
	10.699107	11.567029	8.11%	189,867	2004
	9.029424	10.699107	18.49%	184,335	2003
	10.000000	9.029424	-9.71%	34,989	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.856478	10.060199	-32.28%	42,850	2008
	14.181041	14.856478	4.76%	60,325	2007
	12.543415	14.181041	13.06%	64,870	2006
	11.868786	12.543415	5.68%	68,849	2005
	10.727781	11.868786	10.64%	54,266	2004
	8.582311	10.727781	25.00%	35,399	2003
	10.000000	8.582311	-14.18%	1,940	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.493447	9.657744	-37.67%	14,042	2008
	14.815857	15.493447	4.57%	16,912	2007
	12.843911	14.815857	15.35%	16,300	2006
	12.056354	12.843911	6.53%	15,334	2005
	10.712555	12.056354	12.54%	16,935	2004
	8.230619	10.712555	30.15%	18,292	2003
	10.000000	8.230619	-17.69%	1,675	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.189909	16.423543	-37.29%	21,234	2008
	24.671671	26.189909	6.15%	25,669	2007
	22.746284	24.671671	8.46%	28,837	2006
	20.557736	22.746284	10.65%	35,196	2005
	17.997152	20.557736	14.23%	34,420	2004
	13.541599	17.997152	32.90%	34,044	2003
	16.199200	13.541599	-16.41%	30,900	2002
	16.630966	16.199200	-2.60%	36,163	2001
	14.624858	16.630966	13.72%	3,031	2000
	12.253691	14.624858	19.35%	172	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.966147	12.053139	0.73%	231,684	2008
	11.570104	11.966147	3.42%	243,366	2007
	11.214049	11.570104	3.18%	214,149	2006
	11.066094	11.214049	1.34%	88,558	2005
	11.121610	11.066094	-0.50%	97,081	2004
	11.198034	11.121610	-0.68%	66,553	2003
	11.209725	11.198034	-0.10%	197,339	2002
	10.963142	11.209725	2.25%	89,467	2001
	10.475448	10.963142	4.66%	13,070	2000
	10.122671	10.475448	3.49%	35	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.086866	-39.13%	6,221	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.282710	11.802643	-47.03%	4,362	2008
	21.934820	22.282710	1.59%	10,031	2007
	18.104708	21.934820	21.16%	8,549	2006
	16.369372	18.104708	10.60%	6,800	2005
	13.790762	16.369372	18.70%	3,728	2004
	10.000000	13.790762	37.91%	2,280	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.309071	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.293303	-37.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.224956	-37.75%	2,250	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.698993	-33.01%	4,288	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.016399	8.998682	-47.12%	8,368	2008
	15.709991	17.016399	8.32%	9,784	2007
	15.421797	15.709991	1.87%	15,462	2006
	14.454824	15.421797	6.69%	18,558	2005
	12.912822	14.454824	11.94%	22,042	2004
	9.743886	12.912822	32.52%	23,553	2003
	14.798640	9.743886	-34.16%	17,713	2002
	16.817775	14.798640	-12.01%	11,543	2001
	20.324927	16.817775	-17.26%	887	2000
	10.000000	20.324927	103.25%	105	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.764759	20.601414	-33.04%	12,462	2008
	33.480497	30.764759	-8.11%	14,552	2007
	28.919087	33.480497	15.77%	18,511	2006
	28.425391	28.919087	1.74%	21,444	2005
	24.552470	28.425391	15.77%	30,212	2004
	15.858883	24.552470	54.82%	36,641	2003
	22.060369	15.858883	-28.11%	30,843	2002
	17.425261	22.060369	26.60%	38,208	2001
	15.875478	17.425261	9.76%	2,053	2000
	12.581999	15.875478	26.18%	59	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.862455	16.997792	-38.99%	16,668	2008
	27.642106	27.862455	0.80%	23,619	2007
	24.996065	27.642106	10.59%	25,387	2006
	22.547136	24.996065	10.86%	39,248	2005
	19.193041	22.547136	17.48%	40,900	2004
	13.789861	19.193041	39.18%	34,534	2003
	16.900322	13.789861	-18.40%	33,228	2002
	18.354971	16.900322	-7.93%	16,793	2001
	17.076087	18.354971	7.49%	4,789	2000
	12.012761	17.076087	42.15%	773	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.934416	12.191449	-18.37%	18,225	2008
	14.463279	14.934416	3.26%	22,685	2007
	13.977022	14.463279	3.48%	22,342	2006
	13.858482	13.977022	0.86%	23,407	2005
	13.179840	13.858482	5.15%	27,287	2004
	11.910299	13.179840	10.66%	28,963	2003
	11.255907	11.910299	5.81%	38,469	2002
	10.946464	11.255907	2.83%	12,216	2001
	10.496386	10.946464	4.29%	154	2000
	10.471735	10.496386	0.24%	8	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.995969	8.650226	-42.32%	31,853	2008
	14.045448	14.995969	6.77%	33,836	2007
	12.523258	14.045448	12.15%	48,091	2006
	11.808950	12.523258	6.05%	48,688	2005
	10.901442	11.808950	8.32%	50,497	2004
	8.661797	10.901442	25.86%	54,654	2003
	10.618745	8.661797	-18.43%	46,941	2002
	12.201684	10.618745	-12.97%	25,866	2001
	12.629301	12.201684	-3.39%	19,726	2000
	11.964909	12.629301	5.55%	4,083	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.221207	9.002750	-50.59%	1,042	2008
	16.549733	18.221207	10.10%	4,157	2007
	14.439032	16.549733	14.62%	3,094	2006
	13.262583	14.439032	8.87%	2,542	2005
	11.313504	13.262583	17.23%	2,310	2004
	9.126509	11.313504	23.96%	1,498	2003
	10.000000	9.126509	-8.73%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.856957	-1.43%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.857482	1.958012	-49.24%	613	2008
	3.254592	3.857482	18.52%	613	2007
	2.966073	3.254592	9.73%	613	2006
	3.020641	2.966073	-1.81%	613	2005
	2.933882	3.020641	2.96%	1,148	2004
	1.914851	2.933882	53.22%	1,230	2003
	3.390760	1.914851	-43.53%	1,250	2002
	5.998573	3.390760	-43.47%	1,268	2001
	10.000000	5.998573	-40.01%	123	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.348392	7.280810	-49.26%	4,238	2008
	12.096594	14.348392	18.62%	2,613	2007
	11.032795	12.096594	9.64%	2,776	2006
	11.235308	11.032795	-1.80%	3,084	2005
	10.916237	11.235308	2.92%	6,360	2004
	7.126672	10.916237	53.17%	10,791	2003
	10.000000	7.126672	-28.73%	11	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.432420	9.527061	-42.02%	30	2008
	13.599386	16.432420	20.83%	465	2007
	13.817774	13.599386	-1.58%	462	2006
	12.500413	13.817774	10.54%	5,952	2005
	11.263226	12.500413	10.98%	3,580	2004
	7.487992	11.263226	50.42%	6,138	2003
	10.000000	7.487992	-25.12%	6,226	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.468234	8.375673	-37.81%	9,823	2008
	13.955987	13.468234	-3.49%	17,388	2007
	12.198971	13.955987	14.40%	15,908	2006
	11.855672	12.198971	2.90%	15,727	2005
	10.222862	11.855672	15.97%	19,233	2004
	7.880333	10.222862	29.73%	14,591	2003
	10.666092	7.880333	-26.12%	15,166	2002
	12.302565	10.666092	-13.30%	3,842	2001
	13.945030	12.302565	-11.78%	214	2000
	11.923848	13.945030	16.95%	0	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.597338	-44.03%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.570724	9.985816	-46.23%	39,330	2008
	16.484240	18.570724	12.66%	51,291	2007
	15.471084	16.484240	6.55%	71,669	2006
	14.913859	15.471084	3.74%	105,921	2005
	14.130159	14.913859	5.55%	114,000	2004
	10.933007	14.130159	29.24%	111,684	2003
	15.145026	10.933007	-27.81%	89,193	2002
	17.553551	15.145026	-13.72%	35,386	2001
	17.824624	17.553551	-1.52%	9,855	2000
	12.748581	17.824624	39.82%	1,857	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.495447	8.557055	-40.97%	33,971	2008
	13.814456	14.495447	4.93%	28,409	2007
	11.891977	13.814456	16.17%	30,115	2006
	10.540076	11.891977	12.83%	49,052	2005
	8.961533	10.540076	17.61%	52,090	2004
	6.348332	8.961533	41.16%	61,116	2003
	8.260515	6.348332	-23.15%	64,611	2002
	9.515462	8.260515	-13.19%	14,573	2001
	10.000000	9.515462	-4.85%	6,409	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.030564	13.594259	-40.97%	20,096	2008
	21.944788	23.030564	4.95%	25,226	2007
	18.891396	21.944788	16.16%	27,483	2006
	16.739434	18.891396	12.86%	38,782	2005
	14.228585	16.739434	17.65%	34,311	2004
	10.000000	14.228585	42.29%	20,902	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.576862	1.995202	-79.17%	338	2008
	10.000000	9.576862	-4.23%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.368322	2.182512	-78.95%	0	2008
	10.516325	10.368322	-1.41%	0	2007
	10.000000	10.516325	5.16%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.439159	9.376011	-39.27%	49,186	2008
	14.980884	15.439159	3.06%	61,393	2007
	13.195056	14.980884	13.53%	78,630	2006
	12.614486	13.195056	4.60%	100,094	2005
	11.676116	12.614486	8.04%	107,499	2004
	9.335444	11.676116	25.07%	93,641	2003
	11.648072	9.355444	-19.85%	81,370	2002
	13.137180	11.648072	-11.34%	42,758	2001
	14.589572	13.137180	-9.96%	21,732	2000
	12.145122	14.589572	20.13%	2,585	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.757357	5.987212	-38.64%	2,705	2008
	10.007657	9.757357	-2.50%	3,102	2007
	10.000000	10.007657	0.08%	1,648	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.232342	8.662587	-49.73%	15,164	2008
	16.420733	17.232342	4.94%	12,968	2007
	16.158843	16.420733	1.62%	13,791	2006
	14.574407	16.158843	10.87%	25,244	2005
	12.328183	14.574407	18.22%	24,615	2004
	9.945321	12.328183	23.96%	25,090	2003
	13.954638	9.945321	-28.73%	16,933	2002
	20.572328	13.954638	-32.17%	11,507	2001
	23.481073	20.572328	-12.39%	7,789	2000
	12.956986	23.481073	81.22%	1,811	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.064532	10.153568	-8.23%	0	2008
	10.132387	11.064532	9.20%	0	2007
	10.000000	10.132387	1.32%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.139136	11.516424	3.39%	0	2008
	10.379205	11.139136	7.32%	0	2007
	10.000000	10.379205	3.79%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.291953	6.322436	-44.01%	0	2008
	11.003808	11.291953	2.62%	0	2007
	10.000000	11.003808	10.04%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.478455	7.588414	-39.19%	0	2008
	11.611969	12.478455	7.46%	0	2007
	10.000000	11.611969	16.12%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.126180	5.407517	-40.75%	0	2008
	10.323790	9.126180	-11.60%	0	2007
	10.000000	10.323790	3.24%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.526482	8.282144	-28.15%	0	2008
	11.014106	11.526482	4.65%	0	2007
	10.000000	11.014106	10.14%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.564367	7.027887	-39.23%	0	2008
	11.396634	11.564367	1.47%	0	2007
	10.000000	11.396634	13.97%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.659200	7.366516	-30.89%	0	2008
	10.580725	10.659200	0.74%	0	2007
	10.000000	10.580725	5.81%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.760475	7.128610	-39.39%	0	2008
	10.808181	11.760475	8.81%	0	2007
	10.000000	10.808181	8.08%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.812208	7.633907	-29.40%	0	2008
	10.755372	10.812208	0.53%	0	2007
	10.000000	10.755372	7.55%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.789150	5.619860	-47.91%	0	2008
	10.351888	10.789150	4.22%	0	2007
	10.000000	10.351888	3.52%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.024404	6.226170	-37.89%	0	2008
	10.826374	10.024404	-7.41%	0	2007
	10.000000	10.826374	8.26%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.713488	6.630118	-43.40%	8,727	2008
	10.550888	11.713488	11.02%	6,920	2007
	10.000000	10.550888	5.51%	500	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.183260	7.034780	-37.10%	5,135	2008
	10.998145	11.183260	1.68%	7,014	2007
	10.000000	10.998145	9.98%	1,238	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.647178	10.645962	-0.01%	38	2008
	10.252226	10.647178	3.85%	569	2007
	10.000000	10.252226	2.52%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.834137	9.602059	-11.37%	3,507	2008
	10.409923	10.834137	4.08%	3,846	2007
	10.000000	10.409923	4.10%	2,805	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.737222	27.472344	-16.08%	500	2008
	31.136832	32.737222	5.14%	401	2007
	28.469072	31.136832	9.37%	649	2006
	25.695091	28.469072	10.80%	909	2005
	23.653460	25.695091	8.63%	1,473	2004
	18.742335	23.653460	26.20%	16,575	2003
	17.385852	18.742335	7.80%	17,279	2002
	16.000072	17.385852	8.66%	4,096	2001
	14.552579	16.000072	9.95%	0	2000
	11.396332	14.552579	27.70%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.131384	9.909413	-45.35%	0	2008
	16.032327	18.131384	13.09%	0	2007
	12.980403	16.032327	23.51%	0	2006
	11.840306	12.980403	9.63%	0	2005
	10.219258	11.840306	15.86%	0	2004
	8.125827	10.219258	25.76%	0	2003
	10.000000	8.125827	-18.74%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.390005	5.458947	-47.46%	15,755	2008
	8.582321	10.390005	21.06%	7,704	2007
	7.957070	8.582321	7.86%	9,499	2006
	6.856906	7.957070	16.04%	18,272	2005
	5.713308	6.856906	20.02%	10,366	2004
	4.083152	5.713308	39.92%	3,392	2003
	6.009420	4.083152	-32.05%	2,634	2002
	8.614274	6.009420	-30.24%	2,873	2001
	10.000000	8.614274	-13.86%	249	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.347488	19.827436	-38.70%	7,610	2008
	39.523000	32.347488	-18.16%	12,521	2007
	29.006179	39.523000	36.26%	12,383	2006
	25.106035	29.006179	15.53%	24,605	2005
	18.649157	25.106035	34.62%	26,072	2004
	13.740303	18.649157	35.73%	22,283	2003
	14.031746	13.740303	-2.08%	23,231	2002
	12.943746	14.031746	8.41%	3,218	2001
	12.453337	12.943746	3.94%	1,015	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.710332	10.684030	-65.21%	232	2008
	22.619525	30.710332	35.77%	653	2007
	16.423563	22.619525	37.73%	1,481	2006
	12.618420	16.423563	30.16%	1,836	2005
	10.000000	12.618420	26.18%	73	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	58.713950	20.409502	-65.24%	1,635	2008
	43.230067	58.713950	35.82%	1,726	2007
	31.398017	43.230067	37.68%	1,919	2006
	24.099223	31.398017	30.29%	2,434	2005
	19.394982	24.099223	24.25%	2,434	2004
	12.744182	19.394982	52.19%	3,704	2003
	13.298062	12.744182	-4.17%	1,622	2002
	13.722894	13.298062	-3.10%	36,453	2001
	23.915562	13.722894	-42.62%	680	2000
	12.097773	23.915562	97.69%	672	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.916636	17.511810	-46.80%	1,679	2008
	22.949739	32.916636	43.43%	546	2007
	18.670053	22.949739	22.92%	1,045	2006
	12.475588	18.670053	49.65%	6,123	2005
	10.000000	12.475588	24.76%	871	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	54.446893	28.951032	-46.83%	123	2008
	37.953355	54.446893	43.46%	0	2007
	30.886919	37.953355	22.88%	0	2006
	20.631596	30.886919	49.71%	0	2005
	16.826365	20.631596	22.61%	0	2004
	11.774488	16.826365	42.91%	1,454	2003
	12.277582	11.774488	-4.10%	0	2002
	13.891206	12.277582	-11.62%	0	2001
	12.632809	13.891206	9.96%	1,764	2000
	10.577601	12.632809	19.43%	542	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.833494	8.483303	-38.68%	24,349	2008
	12.747998	13.833494	8.52%	2,087	2007
	11.361124	12.747998	12.21%	5,401	2006
	10.584568	11.361124	7.34%	5,393	2005
	9.778755	10.584568	8.24%	5,511	2004
	7.340505	9.778755	33.22%	5,595	2003
	9.714847	7.340505	-24.44%	5,746	2002
	9.812366	9.714847	-0.99%	10,406	2001
	10.055109	9.812366	-2.41%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.164641	7.783210	-40.88%	33,817	2008
	12.509201	13.164641	5.24%	30,037	2007
	11.293557	12.509201	10.76%	42,018	2006
	10.605635	11.293557	6.49%	67,579	2005
	9.089190	10.605635	16.68%	77,595	2004
	6.721420	9.089190	35.23%	71,709	2003
	9.305769	6.721420	-27.77%	66,440	2002
	9.791721	9.305769	-4.96%	27,470	2001
	10.000000	9.791721	-2.08%	345	2000*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.400444	6.936596	-39.16%	1,315	2008
	11.308146	11.400444	0.82%	1,952	2007
	10.368315	11.308146	9.06%	2,424	2006
	9.981981	10.368315	3.87%	2,934	2005
	9.410838	9.981981	6.07%	3,476	2004
	8.198152	9.410838	14.79%	5,442	2003
	10.024630	8.198152	-18.22%	5,833	2002
	10.000000	10.024630	0.25%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.636185	5.046405	-52.55%	232	2008
	10.637467	10.636185	-0.01%	105	2007
	10.000000	10.637467	6.37%	29	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.853701	7.291791	-43.27%	0	2008
	11.632997	12.853701	10.49%	0	2007
	11.092909	11.632997	4.87%	0	2006
	10.331386	11.092909	7.37%	0	2005
	9.821960	10.331386	5.19%	0	2004
	7.687034	9.821960	27.77%	0	2003
	10.301414	7.687034	-25.38%	0	2002
	10.000000	10.301414	3.01%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.884889	6.160629	-43.40%	0	2008
	9.875930	10.884889	10.22%	0	2007
	10.000000	9.875930	-1.24%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.989779	5.731866	-47.84%	1,308	2008
	10.077945	10.989779	9.05%	2,048	2007
	10.000000	10.077945	0.78%	1,905	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.938670	9.605665	-31.09%	1,503	2008
	13.069635	13.938670	6.65%	2,061	2007
	11.351926	13.069635	15.13%	2,488	2006
	10.926381	11.351926	3.89%	206	2005
	10.164266	10.926381	7.50%	206	2004
	8.281007	10.164266	22.74%	206	2003
	9.943999	8.281007	-16.72%	206	2002
	10.000000	9.943999	-0.56%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.777393	8.293118	-29.58%	0	2008
	10.674020	11.777393	10.34%	0	2007
	10.000000	10.674020	6.74%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.878721	6.486273	-45.40%	0	2008
	12.748349	11.878721	-6.82%	0	2007
	10.000000	12.748349	27.48%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.235572	12.489403	-41.19%	0	2008
	18.765492	21.235572	13.16%	0	2007
	14.833478	18.765492	26.51%	0	2006
	12.750019	14.833478	16.34%	0	2005
	10.422497	12.750019	22.33%	0	2004
	8.185996	10.422497	27.32%	0	2003
	10.000000	8.185996	-18.14%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.646591	7.090271	-39.12%	720	2008
	10.209660	11.646591	14.07%	940	2007
	10.000000	10.209660	2.10%	1,156	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.198064	-38.02%	9,142	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.437641	9.961739	-35.47%	57,920	2008
	15.660629	15.437641	-1.42%	59,832	2007
	13.557656	15.660629	15.51%	61,112	2006
	13.134404	13.557656	3.22%	67,574	2005
	11.783152	13.134404	11.47%	67,081	2004
	9.233843	11.783152	27.61%	73,045	2003
	11.609139	9.233843	-20.46%	57,467	2002
	12.841696	11.609139	-9.60%	26,371	2001
	14.562313	12.841696	-11.82%	3,122	2000
	12.507622	14.562313	16.43%	1,354	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.632988	10.686293	-45.57%	5,209	2008
	16.858919	19.632988	16.45%	3,943	2007
	13.668353	16.858919	23.34%	5,486	2006
	12.233397	13.668353	11.73%	6,302	2005
	10.790402	12.233397	13.37%	7,448	2004
	8.784787	10.790402	22.83%	10,728	2003
	11.183425	8.784787	-21.45%	13,215	2002
	16.007673	11.183425	-30.14%	16,672	2001
	19.508116	16.007673	-17.94%	3,482	2000
	12.054452	19.508116	61.81%	15	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.972343	9.782395	-45.57%	29,764	2008
	15.432906	17.972343	16.45%	26,914	2007
	12.512208	15.432906	23.34%	28,444	2006
	11.213855	12.512208	11.58%	26,234	2005
	9.877676	11.213855	13.53%	24,643	2004
	8.041711	9.877676	22.83%	21,229	2003
	10.000000	8.041711	-19.58%	14,703	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.652040	7.949586	-25.37%	9,374	2008
	11.053441	10.652040	-3.63%	7,964	2007
	10.000000	11.053441	10.53%	2,384	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.302818	7.102138	-42.27%	5,421	2008
	10.306094	12.302818	19.37%	4,842	2007
	10.800580	10.306094	-4.58%	5,384	2006
	10.715894	10.800580	0.79%	6,719	2005
	9.814730	10.715894	9.18%	4,464	2004
	7.965608	9.814730	23.21%	3,862	2003
	10.000000	7.965608	-20.34%	212	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.078494	14.503440	-27.77%	110,707	2008
	21.457342	20.078494	-6.43%	103,087	2007
	18.330797	21.457342	17.06%	119,826	2006
	17.690426	18.330797	3.62%	121,723	2005
	15.684387	17.690426	12.79%	113,624	2004
	12.328634	15.684387	27.22%	100,113	2003
	14.302552	12.328634	-13.80%	80,958	2002
	12.851555	14.302552	11.29%	30,987	2001
	11.026014	12.851555	16.56%	2,805	2000
	11.272705	11.026014	-2.19%	19	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.153977	6.666624	-49.32%	2,680	2008
	9.540417	13.153977	37.88%	640	2007
	10.000000	9.540417	-4.60%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.581808	11.243940	-2.92%	32,587	2008
	10.723102	11.581808	8.01%	21,820	2007
	10.699603	10.723102	0.22%	27,094	2006
	10.678747	10.699603	0.20%	29,745	2005
	10.230418	10.678747	4.38%	27,052	2004
	10.000000	10.230418	2.30%	13,594	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.090961	7.977812	-39.06%	1,179	2008
	13.002334	13.090961	0.68%	1,971	2007
	11.388797	13.002334	14.17%	2,573	2006
	10.812441	11.388797	5.33%	2,946	2005
	9.793882	10.812441	10.40%	3,360	2004
	7.912177	9.793882	23.78%	4,453	2003
	10.185413	7.912177	-22.32%	5,157	2002
	10.000000	10.185413	1.85%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.853332	7.933524	-38.28%	7,498	2008
	13.842674	12.853332	-7.15%	10,896	2007
	11.569217	13.842674	19.65%	9,734	2006
	10.969626	11.569217	5.47%	10,477	2005
	9.825122	10.969626	11.65%	11,267	2004
	8.056558	9.825122	21.95%	9,471	2003
	10.163417	8.056558	-20.73%	9,025	2002
	10.000000	10.163417	1.63%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.727815	9.383739	-52.43%	4,442	2008
	14.812472	19.727815	33.18%	4,835	2007
	14.540442	14.812472	1.87%	5,246	2006
	12.885806	14.540442	12.84%	5,484	2005
	11.145666	12.885806	15.61%	5,688	2004
	8.272895	11.145666	34.73%	2,532	2003
	10.482938	8.272895	-21.08%	2,819	2002
	10.000000	10.482938	4.83%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.940217	10.435464	-41.83%	0	2008
	15.598312	17.940217	15.01%	0	2007
	13.325488	15.598312	17.06%	0	2006
	11.501532	13.325488	15.86%	0	2005
	10.160926	11.501532	13.19%	0	2004
	7.738943	10.160926	31.30%	0	2003
	9.794534	7.738943	-20.99%	0	2002
	12.775184	9.794534	-23.33%	0	2001
	17.474463	12.775184	-26.89%	0	2000
	11.544672	17.474463	51.36%	0	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.554740	8.170435	-47.47%	0	2008
	16.418414	15.554740	-5.26%	0	2007
	14.701252	16.418414	11.68%	0	2006
	12.830448	14.701252	14.58%	0	2005
	11.023006	12.830448	16.40%	0	2004
	7.567283	11.023006	45.67%	0	2003
	11.650462	7.567283	-35.05%	0	2002
	16.550469	11.650462	-29.61%	0	2001
	20.695562	16.550469	-20.03%	0	2000
	12.830950	20.695562	61.29%	0	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.301027	10.891150	-37.05%	0	2008
	17.231294	17.301027	0.40%	505	2007
	14.634589	17.231294	17.74%	0	2006
	13.717212	14.634589	6.69%	134	2005
	12.488291	13.717212	9.84%	134	2004
	10.113964	12.488291	23.48%	134	2003
	13.331498	10.113964	-24.13%	134	2002
	13.388420	13.331498	-0.43%	134	2001
	12.460330	13.388420	7.45%	134	2000
	11.888597	12.460330	4.81%	0	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.544896	9.912640	-31.85%	15,728	2008
	14.842255	14.544896	-2.00%	12,804	2007
	13.149784	14.842255	12.87%	15,094	2006
	12.430106	13.149784	5.79%	12,245	2005
	10.337754	12.430106	20.24%	9,402	2004
	7.605654	10.337754	35.92%	6,888	2003
	10.000000	7.605654	-23.94%	363	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.747891	7.599551	-35.31%	29,191	2008
	11.049299	11.747891	6.32%	33,503	2007
	10.256425	11.049299	7.73%	35,744	2006
	10.033608	10.256425	2.22%	34,932	2005
	9.576172	10.033608	4.78%	36,964	2004
	7.703845	9.576172	24.30%	33,812	2003
	10.990787	7.703845	-29.91%	27,346	2002
	14.391057	10.990787	-23.63%	14,453	2001
	16.395915	14.391057	-12.23%	2,430	2000
	12.776857	16.395915	28.33%	254	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.861839	9.215577	-37.99%	227,520	2008
	14.314078	14.861839	3.83%	159,710	2007
	12.562472	14.314078	13.94%	170,025	2006
	12.163248	12.562472	3.28%	186,294	2005
	11.143887	12.163248	9.15%	182,872	2004
	8.800186	11.143887	26.63%	173,876	2003
	11.490304	8.800186	-23.41%	160,625	2002
	13.264252	11.490304	-13.67%	112,885	2001
	14.820270	13.264252	-10.50%	18,320	2000
	12.456413	14.820270	18.98%	2,222	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.192008	10.557930	-30.50%	21,425	2008
	14.375687	15.192008	5.68%	23,749	2007
	12.510464	14.375687	14.91%	27,098	2006
	12.149293	12.510464	2.97%	41,225	2005
	11.723937	12.149293	3.63%	40,204	2004
	9.807948	11.723937	19.54%	33,904	2003
	11.937596	9.807948	-17.84%	28,960	2002
	13.344202	11.937596	-10.54%	15,407	2001
	13.614453	13.344202	-1.99%	716	2000
	12.382184	13.614453	9.95%	0	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.375792	7.003276	-38.44%	513	2008
	12.966398	11.375792	-12.27%	697	2007
	12.665847	12.966398	2.37%	878	2006
	12.134740	12.665847	4.38%	1,073	2005
	11.047886	12.134740	9.84%	1,280	2004
	8.503992	11.047886	29.91%	1,711	2003
	10.658854	8.503992	-20.22%	1,734	2002
	10.000000	10.658854	6.59%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.000259	11.748113	-38.17%	0	2008
	18.493548	19.000259	2.74%	0	2007
	15.290597	18.493548	20.95%	0	2006
	13.852221	15.290597	10.38%	0	2005
	11.699217	13.852221	18.40%	0	2004
	8.697218	11.699217	34.52%	0	2003
	10.044488	8.697218	-13.41%	0	2002
	10.000000	10.044488	0.44%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.011288	9.790853	-2.20%	3,906	2008
	10.302011	10.011288	-2.82%	0	2007
	10.000000	10.302011	3.02%	25	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.792665	12.614835	-8.54%	91,038	2008
	13.268123	13.792665	3.95%	99,147	2007
	12.912779	13.268123	2.75%	98,183	2006
	12.921360	12.912779	-0.07%	113,155	2005
	12.640599	12.921360	2.22%	124,299	2004
	12.244728	12.640599	3.23%	121,796	2003
	11.355438	12.244728	7.83%	102,978	2002
	10.657518	11.355438	6.55%	72,571	2001
	9.780523	10.657518	8.97%	2,458	2000
	10.000000	9.780523	-2.19%	26	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.597432	13.358484	-43.39%	152,884	2008
	20.357800	23.597432	15.91%	125,377	2007
	18.492427	20.357800	10.09%	121,742	2006
	16.041996	18.492427	15.28%	117,943	2005
	14.098807	16.041996	13.78%	87,867	2004
	11.134608	14.098807	26.62%	75,227	2003
	12.461548	11.134608	-10.65%	49,624	2002
	14.415058	12.461548	-13.55%	23,751	2001
	15.663065	14.415058	-7.97%	5,494	2000
	12.789109	15.663065	22.47%	75	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.466625	6.057053	-55.02%	36,639	2008
	9.373560	13.466625	43.67%	20,507	2007
	10.000000	9.373560	-6.26%	8,550	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.686387	9.996397	-43.48%	141,418	2008
	17.679134	17.686387	0.04%	131,880	2007
	14.923707	17.679134	18.46%	141,682	2006
	14.303761	14.923707	4.33%	142,193	2005
	13.017728	14.303761	9.88%	149,964	2004
	10.133398	13.017728	28.46%	142,242	2003
	12.375831	10.133398	-18.12%	122,376	2002
	13.218906	12.375831	-6.38%	53,268	2001
	12.371310	13.218906	6.85%	2,547	2000
	11.802357	12.371310	4.82%	339	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.262606	8.324343	-26.09%	3,205	2008
	10.508981	11.262606	7.17%	251	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.442011	7.595069	-33.62%	210	2008
	10.528964	11.442011	8.67%	557	2007
	10.000000	10.528964	5.29%	130	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.572273	7.069088	-38.91%	0	2008
	10.549111	11.572273	9.70%	0	2007
	10.000000	10.549111	5.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.286083	5.446575	-55.67%	14,208	2008
	10.122583	12.286083	21.37%	12,852	2007
	9.744182	10.122583	3.88%	12,069	2006
	9.073103	9.744182	7.40%	10,761	2005
	8.590785	9.073103	5.61%	11,172	2004
	6.716136	8.590785	27.91%	8,022	2003
	8.719070	6.716136	-22.97%	7,047	2002
	10.330777	8.719070	-15.60%	6,575	2001
	12.643267	10.330777	-18.29%	918	2000
	12.301762	12.643267	2.78%	104	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.710359	8.177572	-47.95%	94,987	2008
	12.553328	15.710359	25.15%	83,024	2007
	11.922071	12.553328	5.29%	130,833	2006
	11.435966	11.922071	4.25%	139,338	2005
	11.226098	11.435966	1.87%	151,032	2004
	8.570136	11.226098	30.99%	133,333	2003
	12.446254	8.570136	31.14%	130,612	2002
	15.336364	12.446254	-18.84%	90,976	2001
	17.479679	15.336364	-12.26%	14,284	2000
	12.906358	17.479679	35.43%	1,835	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.563598	8.548305	-26.08%	21,855	2008
	11.419344	11.563598	1.26%	33,219	2007
	10.411407	11.419344	9.68%	44,739	2006
	10.293759	10.411407	1.14%	70,618	2005
	9.532130	10.293759	7.99%	73,295	2004
	7.610038	9.532130	25.26%	79,682	2003
	7.444808	7.610038	2.22%	35,017	2002
	8.566348	7.444808	-13.09%	24,627	2001
	11.220168	8.566348	-23.65%	1,693	2000
	10.523939	11.220168	6.62%	43	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.796088	7.249915	-25.99%	5,735	2008
	10.000000	9.796088	-2.04%	15,613	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.099433	10.583295	-4.65%	26,024	2008
	10.797409	11.099433	2.80%	23,057	2007
	10.493546	10.797409	2.90%	15,465	2006
	10.419995	10.493546	0.71%	15,618	2005
	10.125285	10.419995	2.91%	11,088	2004
	10.000000	10.125285	1.25%	2,511	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.224769	6.698216	-40.33%	22,779	2008
	9.853242	11.224769	13.92%	20,015	2007
	10.000000	9.853242	-1.47%	10,476	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.807759	11.522435	-44.62%	1,580	2008
	17.997284	20.807759	15.62%	2,700	2007
	15.467025	17.997284	16.36%	3,038	2006
	13.177961	15.467025	17.37%	3,052	2005
	11.770648	13.177961	11.96%	3,064	2004
	8.331809	11.770648	41.27%	3,343	2003
	10.602942	8.331809	-21.42%	3,817	2002
	13.653448	10.602942	-22.34%	3,955	2001
	17.117558	13.653448	-20.24%	1,338	2000
	12.179658	17.117558	40.54%	188	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.300799	10.685482	-44.64%	18,808	2008
	16.691229	19.300799	15.63%	19,322	2007
	14.344227	16.691229	16.36%	27,327	2006
	12.226160	14.344227	17.32%	19,452	2005
	10.919656	12.226160	11.96%	17,481	2004
	7.726868	10.919656	41.32%	11,259	2003
	10.000000	7.726868	-22.73%	5,273	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.736301	7.579168	-51.84%	9,400	2008
	15.106887	15.736301	4.17%	6,591	2007
	13.178479	15.106887	14.63%	7,790	2006
	13.025568	13.178479	1.17%	5,914	2005
	11.583541	13.025568	12.45%	6,624	2004
	7.441418	11.583541	55.66%	44,482	2003
	10.000000	7.441418	-25.59%	244	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.376790	7.894728	-30.61%	23,565	2008
	11.115728	11.376790	2.35%	10,728	2007
	10.000000	11.115728	11.16%	6,766	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.777596	6.460770	-33.92%	11,243	2008
	10.153798	9.777596	-3.71%	9,058	2007
	10.000000	10.153798	1.54%	2,507	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.595954	-34.04%	1,069	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.540865	6.321955	-53.31%	2,132	2008
	10.666212	13.540865	26.95%	1,648	2007
	10.000000	10.666212	6.66%	259	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.013780	10.620386	-41.04%	0	2008
	15.771497	18.013780	14.22%	0	2007
	13.136416	15.771497	20.06%	0	2006
	12.052978	13.136416	8.99%	0	2005
	10.278099	12.052978	17.27%	0	2004
	7.860031	10.278099	30.76%	0	2003
	10.000000	7.860031	-21.40%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.360786	7.268362	-41.20%	8,550	2008
	10.854263	12.360786	13.88%	5,336	2007
	10.000000	10.854263	8.54%	1,810	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.441428	11.987524	4.77%	29,403	2008
	10.446327	11.441428	9.53%	10,778	2007
	10.000000	10.446327	4.46%	3,352	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.285188	9.412391	-34.11%	2,028	2008
	14.134939	14.285188	1.06%	8,613	2007
	12.262752	14.134939	15.27%	10,274	2006
	11.381571	12.262752	7.74%	18,874	2005
	10.000000	11.381571	13.82%	7,338	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.567341	6.354726	-45.06%	130,290	2008
	8.582315	11.567341	34.78%	102,105	2007
	7.972641	8.582315	7.65%	85,349	2006
	7.179879	7.972641	11.04%	90,798	2005
	6.169559	7.179879	16.38%	98,710	2004
	5.201491	6.169559	18.61%	100,180	2003
	6.271720	5.201491	-17.06%	77,791	2002
	8.133724	6.271720	-22.89%	54,293	2001
	10.000000	8.133724	-18.66%	20,027	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.718130	2.607720	-44.73%	27,284	2008
	3.930244	4.718130	20.05%	27,563	2007
	3.694652	3.930244	6.38%	26,439	2006
	3.357287	3.694652	10.05%	39,473	2005
	3.384068	3.357287	-0.79%	41,286	2004
	2.341922	3.384068	44.50%	43,156	2003
	4.019173	2.341922	-41.73%	53,257	2002
	6.500322	4.019173	-38.17%	53,630	2001
	10.000000	6.500322	-35.00%	18,888	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.380107	7.958706	-44.65%	30,096	2008
	11.973242	14.380107	20.10%	24,078	2007
	11.243886	11.973242	6.49%	26,601	2006
	10.237685	11.243886	9.83%	28,045	2005
	10.291804	10.237685	-0.53%	26,546	2004
	7.090507	10.291804	45.15%	33,716	2003
	10.000000	7.090507	-29.09%	10,975	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.684379	11.122823	-37.10%	71	2008
	16.891831	17.684379	4.69%	71	2007
	15.457703	16.891831	9.28%	71	2006
	14.127044	15.457703	9.42%	261	2005
	12.191193	14.127044	15.88%	202	2004
	10.000000	12.191193	21.91%	31	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.699513	7.869575	-52.88%	42,438	2008
	13.224007	16.699513	26.28%	35,280	2007
	9.141690	13.224007	44.66%	27,192	2006
	7.023167	9.141690	30.16%	32,024	2005
	5.998356	7.023167	17.08%	34,757	2004
	4.519598	5.998356	32.72%	36,766	2003
	6.171086	4.519598	-26.76%	44,661	2002
	8.170438	6.171086	-24.47%	49,411	2001
	10.000000	8.170438	-18.30%	15,222	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.640508	13.502080	-52.86%	53,531	2008
	22.670200	28.640508	26.34%	48,597	2007
	15.664654	22.670200	44.72%	45,738	2006
	12.027429	15.664654	30.24%	41,368	2005
	10.270328	12.027429	17.11%	37,062	2004
	7.737652	10.270328	32.73%	34,491	2003
	10.000000	7.737652	-22.62%	22,184	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.739304	7.788820	-33.65%	23,394	2008
	11.060891	11.739304	6.13%	28,819	2007
	10.000000	11.060891	10.61%	5,011	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	19.324265	11.962803	-38.09%	19,796	2008
	18.242427	19.324265	5.93%	17,982	2007
	16.309630	18.242427	11.85%	17,180	2006
	15.252306	16.309630	6.93%	17,199	2005
	13.349774	15.252306	14.25%	17,431	2004
	10.270302	13.349774	29.98%	17,206	2003
	14.154744	10.270302	-27.44%	13,810	2002
	14.569299	14.154744	-2.85%	5,816	2001
	14.602403	14.569299	-0.23%	336	2000
	12.878920	14.602403	13.38%	18	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.542647	5.570549	-47.16%	595	2008
	10.354992	10.542647	1.81%	7,374	2007
	10.000000	10.354992	3.55%	1,715	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.475441	12.555779	-44.14%	30,657	2008
	18.595401	22.475441	20.87%	28,851	2007
	16.434293	18.595401	13.15%	29,066	2006
	14.645926	16.434293	12.21%	26,340	2005
	12.764663	14.645926	14.74%	27,013	2004
	10.103131	12.764663	26.34%	23,129	2003
	14.494171	10.103131	-30.30%	16,983	2002
	19.499868	14.494171	-25.67%	12,142	2001
	21.358908	19.499868	-8.70%	3,141	2000
	14.069118	21.358908	51.81%	103	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.458563	9.138177	-53.04%	23,750	2008
	18.041966	19.458563	7.85%	18,262	2007
	16.293679	18.041966	10.73%	21,021	2006
	13.991128	16.293679	16.46%	17,636	2005
	11.920565	13.991128	17.37%	12,580	2004
	8.944911	11.920565	33.27%	11,067	2003
	11.953368	8.944911	-25.17%	12,218	2002
	12.470576	11.953368	-4.15%	3,120	2001
	12.552194	12.470576	-0.65%	126	2000
	11.850559	12.552194	5.92%	0	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.345000	5.516087	-46.68%	663	2008
	10.176616	10.345000	1.65%	134	2007
	10.000000	10.176616	1.77%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.580072	9.035620	-14.60%	26,066	2008
	10.237167	10.580072	3.35%	15,041	2007
	9.958429	10.237167	2.80%	5,667	2006
	9.950715	9.958429	0.08%	4,042	2005
	10.008909	9.950715	-0.58%	3,599	2004
	10.000000	10.008909	0.09%	976	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.647223	5.760162	-40.29%	0	2008
	9.729886	9.647223	-0.85%	332	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.161115	8.459602	-40.26%	1,098	2008
	13.340303	14.161115	6.15%	9,311	2007
	11.892729	13.340303	12.17%	3,800	2006
	11.281422	11.892729	5.42%	1,243	2005
	10.000000	11.281422	12.81%	123	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.954073	7.588470	-30.72%	24,468	2008
	10.462278	10.954073	4.70%	18,886	2007
	10.000000	10.462278	4.62%	8,326	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.609831	9.433308	-11.09%	12,654	2008
	10.444352	10.609831	1.58%	8,324	2007
	10.000000	10.444352	4.44%	4,311	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.121527	7.337562	-39.47%	8,885	2008
	10.744833	12.121527	12.81%	5,795	2007
	10.000000	10.744833	7.45%	1,724	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.337557	6.239296	-44.97%	20,310	2008
	10.271422	11.337557	10.38%	11,445	2007
	10.000000	10.271422	2.71%	11,742	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.802828	5.989361	-38.90%	7,724	2008
	10.000000	9.802828	-1.97%	3,509	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.636808	10.397663	-28.96%	14,561	2008
	14.387216	14.636808	1.73%	16,895	2007
	13.185444	14.387216	9.11%	18,333	2006
	13.054643	13.185444	1.00%	20,356	2005
	12.019681	13.054643	8.61%	31,168	2004
	9.964745	12.019681	20.62%	29,691	2003
	9.785504	9.964745	1.83%	23,553	2002
	9.518824	9.785504	2.80%	8,216	2001
	10.519004	9.518824	-9.51%	283	2000
	10.333294	10.519004	1.80%	0	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.599384	8.227523	-29.07%	24,083	2008
	11.397886	11.599384	1.77%	16,859	2007
	10.446260	11.397886	9.11%	13,951	2006
	10.000000	10.446260	4.46%	12,257	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.429532	13.928802	-58.33%	69	2008
	23.278840	33.429532	43.60%	171	2007
	17.259135	23.278840	34.88%	171	2006
	13.189746	17.259135	30.85%	237	2005
	11.073210	13.189746	19.11%	281	2004
	6.791842	11.073210	63.04%	501	2003
	8.121795	6.791842	-16.38%	553	2002
	8.683765	8.121795	-6.47%	588	2001
	10.000000	8.683765	-13.16%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.903183	15.351464	-58.40%	15,076	2008
	25.703155	36.903183	43.57%	11,209	2007
	19.066801	25.703155	34.81%	13,375	2006
	14.569246	19.066801	30.87%	12,273	2005
	12.229998	14.569246	19.13%	6,864	2004
	7.503370	12.229998	62.99%	7,400	2003
	10.000000	7.503370	-24.97%	1,563	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.078369	13.952342	-33.81%	4,760	2008
	17.748949	21.078369	18.76%	3,748	2007
	13.075619	17.748949	35.74%	2,817	2006
	12.447637	13.075619	5.04%	2,276	2005
	9.710005	12.447637	28.19%	304	2004
	7.926832	9.710005	22.50%	11,052	2003
	10.000000	7.926832	-20.73%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.474531	8.234631	-46.79%	530	2008
	12.338107	15.474531	25.42%	578	2007
	9.405787	12.338107	31.18%	669	2006
	7.322103	9.405787	28.46%	669	2005
	6.499712	7.322103	12.65%	669	2004
	4.858005	6.499712	33.79%	759	2003
	6.488671	4.858005	-25.13%	759	2002
	9.219512	6.488671	-29.62%	707	2001
	10.000000	9.219512	-7.80%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.705460	13.150894	-46.77%	9,857	2008
	19.697626	24.705460	25.42%	7,662	2007
	15.017832	19.697626	31.16%	6,258	2006
	11.694054	15.017832	28.42%	2,874	2005
	10.366220	11.694054	12.81%	750	2004
	7.764530	10.366220	33.51%	577	2003
	10.000000	7.764530	-22.35%	286	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.985594	10.973198	-45.09%	703	2008
	16.897939	19.985594	18.27%	879	2007
	13.606861	16.897939	24.19%	1,478	2006
	11.557498	13.606861	17.73%	1,491	2005
	10.128863	11.557498	14.10%	1,503	2004
	7.546232	10.128863	34.22%	1,921	2003
	10.252768	7.546232	-26.40%	5,492	2002
	12.802092	10.252768	-19.91%	904	2001
	14.799960	12.802092	-13.50%	103	2000
	12.204564	14.799960	21.27%	102	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.754702	14.693709	-45.08%	3,921	2008
	22.613305	26.754702	18.31%	6,239	2007
	18.219188	22.613305	24.12%	7,086	2006
	15.475126	18.219188	17.73%	6,773	2005
	13.562236	15.475126	14.10%	5,813	2004
	10.000000	13.562236	35.62%	4,660	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.135407	-48.65%	898	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.122477	-38.78%	8,851	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.916818	-20.83%	4,749	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.194892	-28.05%	8,574	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.066730	-9.33%	15,930	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.552592	-24.47%	560	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.831944	-31.68%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.296674	-17.03%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.839470	-1.61%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.653208	9.897135	-46.94%	1,634	2008
	19.124404	18.653208	-2.46%	1,078	2007
	16.109285	19.124404	18.72%	1,057	2006
	14.688267	16.109285	9.67%	886	2005
	12.292215	14.688267	19.49%	892	2004
	8.808359	12.292215	39.55%	895	2003
	10.000000	8.808359	-11.92%	38	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.728590	14.588744	6.27%	134,132	2008
	12.987757	13.728590	5.70%	135,395	2007
	12.739345	12.987757	1.95%	152,064	2006
	12.505084	12.739345	1.87%	156,419	2005
	12.275758	12.505084	1.87%	187,791	2004
	12.199721	12.275758	0.62%	214,001	2003
	11.142753	12.199721	9.49%	229,688	2002
	10.531983	11.142753	5.80%	100,663	2001
	9.485894	10.531983	11.03%	7,797	2000
	9.846859	9.485894	-3.67%	234	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.376797	5.065003	-39.54%	20,591	2008
	7.103661	8.376797	17.92%	21,244	2007
	6.782293	7.103661	4.74%	28,456	2006
	6.455208	6.782293	5.07%	22,756	2005
	6.050040	6.455208	6.70%	22,351	2004
	4.620133	6.050040	30.95%	7,138	2003
	6.570618	4.620133	-29.68%	5,278	2002
	9.269045	6.570618	-29.11%	3,201	2001
	12.788549	9.269045	-27.52%	1,478	2000
	12.431774	12.788549	2.87%	1,457	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.654536	10.808765	-26.24%	8,165	2008
	13.120637	14.654536	11.69%	4,872	2007
	12.949779	13.120637	1.32%	7,374	2006
	12.106650	12.949779	6.96%	6,578	2005
	11.379720	12.106650	6.39%	6,071	2004
	8.433972	11.379720	34.93%	2,073	2003
	10.000000	8.433972	-15.66%	1,079	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.723228	6.581420	-43.86%	0	2008
	10.864484	11.723228	7.90%	817	2007
	10.000000	10.864484	8.64%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.101477	11.219083	-7.29%	47,062	2008
	11.641531	12.101477	3.95%	73,807	2007
	11.115251	11.641531	4.73%	62,092	2006
	10.906285	11.115251	1.92%	75,131	2005
	10.564049	10.906285	3.24%	81,575	2004
	9.923961	10.564049	6.45%	68,783	2003
	10.000000	9.923961	-0.76%	48,119	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.997689	10.893172	-16.19%	52,879	2008
	12.447195	12.997689	4.42%	56,896	2007
	11.636906	12.447195	6.96%	61,133	2006
	11.289284	11.636906	3.08%	51,535	2005
	10.679239	11.289284	5.71%	52,186	2004
	9.521061	10.679239	12.16%	44,109	2003
	10.000000	9.521061	-4.79%	21,619	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.743287	10.412824	-24.23%	171,047	2008
	13.186120	13.743287	4.23%	181,244	2007
	12.003325	13.186120	9.85%	209,755	2006
	11.549873	12.003325	3.93%	208,192	2005
	10.688646	11.549873	8.06%	182,128	2004
	9.025163	10.688646	18.43%	162,419	2003
	10.000000	9.025163	-9.75%	86,679	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.811897	10.024929	-32.32%	97,386	2008
	14.145692	14.811897	4.71%	107,216	2007
	12.518467	14.145692	13.00%	102,045	2006
	11.851157	12.518467	5.63%	124,924	2005
	10.717277	11.851157	10.58%	114,412	2004
	8.578257	10.717277	24.94%	86,643	2003
	10.000000	8.578257	-14.22%	39,530	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.446943	9.623865	-37.70%	60,415	2008
	14.778924	15.446943	4.52%	55,568	2007
	12.818377	14.778924	15.29%	47,064	2006
	12.038453	12.818377	6.48%	40,678	2005
	10.702064	12.038453	12.49%	33,136	2004
	8.226725	10.702064	30.09%	27,505	2003
	10.000000	8.226725	-17.73%	14,969	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.054702	16.330450	-37.32%	52,333	2008
	24.556798	26.054702	6.10%	49,696	2007
	22.651820	24.556798	8.41%	54,639	2006
	20.482702	22.651820	10.59%	55,519	2005
	17.940543	20.482702	14.17%	59,334	2004
	13.505833	17.940543	32.84%	53,742	2003
	16.164624	13.505833	-16.45%	44,514	2002
	16.603938	16.164624	-2.65%	17,526	2001
	14.608445	16.603938	13.66%	931	2000
	12.246138	14.608445	19.29%	0	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.872477	11.952729	0.68%	283,255	2008
	11.485385	11.872477	3.37%	171,907	2007
	11.137564	11.485385	3.12%	168,412	2006
	10.996174	11.137564	1.29%	210,310	2005
	11.056941	10.996174	-0.55%	194,225	2004
	11.138565	11.056941	-0.73%	189,190	2003
	11.155845	11.138565	-0.15%	272,762	2002
	10.916008	11.155845	2.20%	122,103	2001
	10.435669	10.916008	4.60%	5,456	2000
	10.089342	10.435669	3.43%	193	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.084812	-39.15%	7,364	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.230070	11.768783	-47.06%	7,615	2008
	21.894163	22.230070	1.53%	9,648	2007
	18.080291	21.894163	21.09%	10,600	2006
	16.355551	18.080291	10.55%	6,351	2005
	13.786097	16.355551	18.64%	1,934	2004
	10.000000	13.786097	37.86%	52	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.222846	-37.77%	3,158	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.696728	-33.03%	5,420	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.941859	8.954701	-47.14%	27,065	2008
	15.649135	16.941859	8.26%	26,694	2007
	15.369821	15.649135	1.82%	31,552	2006
	14.413376	15.369821	6.64%	32,075	2005
	12.882319	14.413376	11.88%	32,831	2004
	9.725788	12.882319	32.46%	30,926	2003
	14.778663	9.725788	-34.19%	24,363	2002
	16.803658	14.778663	-12.05%	9,723	2001
	20.318124	16.803658	-17.30%	1,212	2000
	10.000000	20.318124	103.18%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.535594	21.106873	-33.07%	55,089	2008
	34.336874	31.535594	-8.16%	51,625	2007
	29.673774	34.336874	15.71%	58,482	2006
	29.181930	29.673774	1.69%	63,778	2005
	25.218705	29.181930	15.72%	63,327	2004
	16.297452	25.218705	54.74%	62,459	2003
	22.681958	16.297452	-28.15%	49,824	2002
	17.925387	22.681958	26.54%	21,803	2001
	16.339365	17.925387	9.71%	1,261	2000
	12.956203	16.339365	26.11%	86	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.972742	17.056405	-39.02%	35,514	2008
	27.765664	27.972742	0.75%	34,750	2007
	25.120487	27.765664	10.53%	35,998	2006
	22.670814	25.120487	10.81%	37,104	2005
	19.308104	22.670814	17.42%	36,254	2004
	13.879545	19.308104	39.11%	34,922	2003
	17.018889	13.879545	-18.45%	25,539	2002
	18.493168	17.018889	-7.97%	10,574	2001
	17.213333	18.493168	7.44%	4,379	2000
	12.115436	17.213333	42.08%	0	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.536664	11.860742	-18.41%	26,078	2008
	14.085245	14.536664	3.20%	26,039	2007
	13.618583	14.085245	3.43%	25,796	2006
	13.509902	13.618583	0.80%	30,153	2005
	12.854836	13.509902	5.10%	30,237	2004
	11.622486	12.854836	10.60%	26,516	2003
	10.989466	11.622486	5.76%	17,458	2002
	10.692772	10.989466	2.77%	5,181	2001
	10.258279	10.692772	4.24%	1,098	2000
	10.239367	10.258279	0.18%	25	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.953776	8.621508	-42.35%	47,082	2008
	14.013068	14.953776	6.71%	42,850	2007
	12.500702	14.013068	12.10%	44,394	2006
	11.793631	12.500702	6.00%	57,531	2005
	10.892809	11.793631	8.27%	59,918	2004
	8.659317	10.892809	25.79%	62,836	2003
	10.621089	8.659317	-18.47%	53,418	2002
	12.210612	10.621089	-13.02%	36,814	2001
	12.644908	12.210612	-3.43%	6,477	2000
	11.985762	12.644908	5.50%	307	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.166523	8.971164	-50.62%	11,153	2008
	16.508469	18.166523	10.04%	2,549	2007
	14.410316	16.508469	14.56%	2,610	2006
	13.242898	14.410316	8.82%	4,969	2005
	11.302428	13.242898	17.17%	4,810	2004
	9.122198	11.302428	23.90%	4,745	2003
	10.000000	9.122198	-8.78%	553	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.853625	-1.46%	3,055	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.843284	1.949811	-49.27%	2,401	2008
	3.244266	3.843284	18.46%	2,229	2007
	2.958151	3.244266	9.67%	1,739	2006
	3.014096	2.958151	-1.86%	1,740	2005
	2.929016	3.014096	2.90%	2,284	2004
	1.912655	2.929016	53.14%	2,410	2003
	3.388600	1.912655	-43.56%	2,689	2002
	5.997839	3.388600	-43.50%	1,555	2001
	10.000000	5.997839	-40.02%	44	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.307230	7.256241	-49.28%	2,946	2008
	12.068039	14.307230	18.55%	6,626	2007
	11.012312	12.068039	9.59%	2,838	2006
	11.220122	11.012312	-1.85%	3,246	2005
	10.907006	11.220122	2.87%	1,991	2004
	7.124249	10.907006	53.10%	1,974	2003
	10.000000	7.124249	-28.76%	120	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.383095	9.493627	-42.05%	5,349	2008
	13.565472	16.383095	20.77%	7,853	2007
	13.790289	13.565472	-1.63%	8,849	2006
	12.481854	13.790289	10.48%	10,296	2005
	11.252208	12.481854	10.93%	6,393	2004
	7.484456	11.252208	50.34%	6,833	2003
	10.000000	7.484456	-25.16%	4,047	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.311361	8.273910	-37.84%	19,955	2008
	13.800459	13.311361	-3.54%	25,267	2007
	12.069113	13.800459	14.35%	26,646	2006
	11.735400	12.069113	2.84%	20,091	2005
	10.124293	11.735400	15.91%	16,837	2004
	7.808298	10.124293	29.66%	9,394	2003
	10.573946	7.808298	-26.16%	6,312	2002
	12.202501	10.573946	-13.35%	5,216	2001
	13.838584	12.202501	-11.82%	139	2000
	11.838823	13.838584	16.89%	0	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.595431	-44.05%	4,781	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	19.193963	10.315688	-46.26%	86,640	2008
	17.046145	19.193963	12.60%	84,843	2007
	16.006534	17.046145	6.49%	97,147	2006
	15.437819	16.006534	3.68%	105,825	2005
	14.633993	15.437819	5.49%	112,870	2004
	11.328575	14.633993	29.18%	100,711	2003
	15.700970	11.328575	-27.85%	101,591	2002
	18.207193	15.700970	-13.77%	54,535	2001
	18.497677	18.207193	-1.57%	4,008	2000
	13.236669	18.497677	39.75%	223	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.976209	13.555289	-41.00%	64,650	2008
	21.904136	22.976209	4.89%	63,256	2007
	18.865932	21.904136	16.10%	61,370	2006
	16.725308	18.865932	12.80%	61,511	2005
	14.223775	16.725308	17.59%	52,047	2004
	10.000000	14.223775	42.24%	45,399	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.439213	8.519524	-41.00%	51,749	2008
	13.767875	14.439213	4.88%	53,699	2007
	11.857869	13.767875	16.11%	62,580	2006
	10.515171	11.857869	12.77%	68,311	2005
	8.944883	10.515171	17.56%	77,029	2004
	6.339745	8.944883	41.09%	81,969	2003
	8.253527	6.339745	-23.19%	123,691	2002
	9.512275	8.253527	-13.23%	49,448	2001
	10.000000	9.512275	-4.88%	3,096	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.573619	1.993510	-79.18%	2,135	2008
	10.000000	9.573619	-4.26%	1,804	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	1,580	2007
	10.000000	10.512796	5.13%	1,505	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.606456	9.472790	-39.30%	115,782	2008
	15.150935	15.606456	3.01%	89,096	2007
	13.351587	15.150935	13.48%	88,470	2006
	12.770576	13.351587	4.55%	91,962	2005
	11.826595	12.770576	7.98%	90,883	2004
	9.460540	11.826595	25.01%	93,570	2003
	11.810153	9.460540	-19.89%	77,169	2002
	13.326790	11.810153	-11.38%	44,886	2001
	14.807604	13.326790	-10.00%	8,227	2000
	12.332876	14.807604	20.07%	378	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.749103	5.979109	-38.67%	6,652	2008
	10.004288	9.749103	-2.55%	5,388	2007
	10.000000	10.004288	0.04%	5,438	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.453795	8.769449	-49.76%	51,974	2008
	16.640228	17.453795	4.89%	50,438	2007
	16.383114	16.640228	1.57%	47,446	2006
	14.784164	16.383114	10.82%	50,126	2005
	12.511950	14.784164	18.16%	49,000	2004
	10.098682	12.511950	23.90%	50,195	2003
	14.177025	10.098682	-28.77%	46,163	2002
	20.910873	14.177025	-32.20%	28,102	2001
	23.879534	20.910873	-12.43%	6,975	2000
	13.183516	23.879534	81.13%	70	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.055641	10.140273	-8.28%	0	2008
	10.129406	11.055641	9.14%	0	2007
	10.000000	10.129406	1.29%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.130186	11.501340	3.33%	0	2008
	10.376152	11.130186	7.27%	0	2007
	10.000000	10.376152	3.76%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.283020	6.314237	-44.04%	0	2008
	11.000705	11.283020	2.57%	0	2007
	10.000000	11.000705	10.01%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.468578	7.578555	-39.22%	0	2008
	11.608696	12.468578	7.41%	0	2007
	10.000000	11.608696	16.09%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.118956	5.400494	-40.78%	0	2008
	10.320878	9.118956	-11.65%	0	2007
	10.000000	10.320878	3.21%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.517362	8.271398	-28.18%	0	2008
	11.010997	11.517362	4.60%	0	2007
	10.000000	11.010997	10.11%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.555230	7.018770	-39.26%	0	2008
	11.393429	11.555230	1.42%	0	2007
	10.000000	11.393429	13.93%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.650762	7.356950	-30.93%	0	2008
	10.577747	10.650762	0.69%	0	2007
	10.000000	10.577747	5.78%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.751183	7.119358	-39.42%	0	2008
	10.805147	11.751183	8.76%	0	2007
	10.000000	10.805147	8.05%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.803640	7.623979	-29.43%	0	2008
	10.752333	10.803640	0.48%	0	2007
	10.000000	10.752333	7.52%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.780612	5.612552	-47.94%	0	2008
	10.348974	10.780612	4.17%	0	2007
	10.000000	10.348974	3.49%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.016465	6.218075	-37.92%	0	2008
	10.823320	10.016465	-7.45%	0	2007
	10.000000	10.823320	8.23%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.703575	6.621138	-43.43%	6,545	2008
	10.547336	11.703575	10.96%	5,286	2007
	10.000000	10.547336	5.47%	1,629	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.173803	7.025266	-37.13%	6,813	2008
	10.994446	11.173803	1.63%	7,714	2007
	10.000000	10.994446	9.94%	4,695	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.638134	10.631530	-0.06%	3,341	2008
	10.248738	10.638134	3.80%	2,112	2007
	10.000000	10.248738	2.49%	464	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.824988	9.589082	-11.42%	3,708	2008
	10.406425	10.824988	4.02%	4,876	2007
	10.000000	10.406425	4.06%	947	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.565389	27.314305	-16.12%	3,504	2008
	30.989172	32.565389	5.09%	3,824	2007
	28.348378	30.989172	9.32%	4,018	2006
	25.599081	28.348378	10.74%	4,508	2005
	23.577028	25.599081	8.58%	5,812	2004
	18.691227	23.577028	26.14%	7,661	2003
	17.347230	18.691227	7.75%	2,347	2002
	15.972670	17.347230	8.61%	759	2001
	14.534892	15.972670	9.89%	57	2000
	11.388309	14.534892	27.63%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.079359	9.875959	-45.37%	0	2008
	15.994480	18.079359	13.03%	0	2007
	12.956307	15.994480	23.45%	0	2006
	11.824310	12.956307	9.57%	0	2005
	10.210629	11.824310	15.80%	0	2004
	8.123074	10.210629	25.70%	0	2003
	10.000000	8.123074	-18.77%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.349659	5.434983	-47.49%	9,320	2008
	8.553348	10.349659	21.00%	12,545	2007
	7.934214	8.553348	7.80%	11,470	2006
	6.840662	7.934214	15.99%	7,989	2005
	5.702665	6.840662	19.96%	37,963	2004
	4.077618	5.702665	39.85%	5,286	2003
	6.004330	4.077618	-32.09%	4,772	2002
	8.611387	6.004330	-30.27%	3,234	2001
	10.000000	8.611387	-13.89%	305	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	31.203748	19.116636	-38.74%	27,444	2008
	38.145000	31.203748	-18.20%	30,189	2007
	28.008985	38.145000	36.19%	37,034	2006
	24.255162	28.008985	15.48%	40,496	2005
	18.026245	24.255162	34.55%	49,220	2004
	13.288079	18.026245	35.66%	31,966	2003
	13.576808	13.288079	-2.13%	19,186	2002
	12.530461	13.576808	8.35%	4,812	2001
	12.057366	12.530461	3.92%	289	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.653451	10.658815	-65.23%	4,695	2008
	22.589129	30.653451	35.70%	3,920	2007
	16.409772	22.589129	37.66%	3,111	2006
	12.614189	16.409772	30.09%	1,369	2005
	10.000000	12.614189	26.14%	797	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	61.000464	21.193516	-65.26%	2,351	2008
	44.936453	61.000464	35.75%	3,145	2007
	32.653846	44.936453	37.61%	1,828	2006
	25.075792	32.653846	30.22%	2,116	2005
	20.191153	25.075792	24.19%	2,250	2004
	13.274041	20.191153	52.11%	2,684	2003
	13.857976	13.274041	-4.21%	2,649	2002
	14.308006	13.857976	-3.15%	1,271	2001
	24.947866	14.308006	-42.65%	629	2000
	12.626347	24.947866	97.59%	11	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.855614	17.470460	-46.83%	4,270	2008
	22.918869	32.855614	43.36%	3,432	2007
	18.654364	22.918869	22.86%	3,591	2006
	12.471404	18.654364	49.58%	3,278	2005
	10.000000	12.471404	24.71%	140	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	50.790086	26.992877	-46.85%	257	2008
	35.422343	50.790086	43.38%	182	2007
	28.841712	35.422343	22.82%	181	2006
	19.275174	28.841712	49.63%	228	2005
	15.728084	19.275174	22.55%	444	2004
	11.011517	15.728084	42.83%	928	2003
	11.487829	11.011517	-4.15%	1,040	2002
	13.004291	11.487829	-11.66%	390	2001
	11.832203	13.004291	9.91%	272	2000
	9.912267	11.832203	19.37%	0	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.774088	8.442580	-38.71%	2,288	2008
	12.699717	13.774088	8.46%	2,288	2007
	11.323811	12.699717	12.15%	2,594	2006
	10.555138	11.323811	7.28%	2,594	2005
	9.756507	10.555138	8.19%	2,304	2004
	7.327517	9.756507	33.15%	1,969	2003
	9.702589	7.327517	-24.48%	1,258	2002
	9.804985	9.702589	-1.04%	689	2001
	10.052587	9.804985	-2.46%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.113600	7.749090	-40.91%	103,665	2008
	12.467052	13.113600	5.19%	63,821	2007
	11.261190	12.467052	10.71%	69,565	2006
	10.580589	11.261190	6.43%	71,804	2005
	9.072318	10.580589	16.62%	79,720	2004
	6.712333	9.072318	35.16%	79,188	2003
	9.297902	6.712333	-27.81%	70,002	2002
	9.788444	9.297902	-5.01%	39,821	2001
	10.000000	9.788444	-2.12%	712	2000*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.365090	6.911572	-39.19%	564	2008
	11.278844	11.365090	0.76%	558	2007
	10.346673	11.278844	9.01%	553	2006
	9.966182	10.346673	3.82%	547	2005
	9.400703	9.966182	6.02%	541	2004
	8.193477	9.400703	14.73%	535	2003
	10.024005	8.193477	-18.26%	533	2002
	10.000000	10.024005	0.24%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.627206	5.039582	-52.58%	1,267	2008
	10.633901	10.627206	-0.06%	1,267	2007
	10.000000	10.633901	6.34%	462	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.813878	7.265501	-43.30%	3,832	2008
	11.602868	12.813878	10.44%	3,824	2007
	11.069772	11.602868	4.82%	3,809	2006
	10.315045	11.069772	7.32%	3,823	2005
	9.811390	10.315045	5.13%	3,654	2004
	7.682655	9.811390	27.71%	2,612	2003
	10.300772	7.682655	-25.42%	0	2002
	10.000000	10.300772	3.01%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.875701	6.152307	-43.43%	1,641	2008
	9.872617	10.875701	10.16%	3,016	2007
	10.000000	9.872617	-1.27%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.980495	5.724115	-47.87%	751	2008
	10.074567	10.980495	8.99%	17,203	2007
	10.000000	10.074567	0.75%	691	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.895439	9.571006	-31.12%	6,126	2008
	13.035751	13.895439	6.59%	6,120	2007
	11.328215	13.035751	15.07%	6,114	2006
	10.909081	11.328215	3.84%	2,739	2005
	10.153325	10.909081	7.44%	2,735	2004
	8.276292	10.153325	22.68%	2,725	2003
	9.943377	8.276292	-16.77%	1,542	2002
	10.000000	9.943377	-0.57%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.768074	8.282354	-29.62%	0	2008
	10.671018	11.768074	10.28%	0	2007
	10.000000	10.671018	6.71%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.869320	6.477839	-45.42%	0	2008
	12.744751	11.869320	-6.87%	0	2007
	10.000000	12.744751	27.45%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.174672	12.447264	-41.22%	0	2008
	18.721215	21.174672	13.11%	0	2007
	14.805963	18.721215	26.44%	0	2006
	12.732798	14.805963	16.28%	0	2005
	10.413687	12.732798	22.27%	0	2004
	8.183208	10.413687	27.26%	0	2003
	10.000000	8.183208	-18.17%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.636756	7.080679	-39.15%	876	2008
	10.206240	11.636756	14.02%	868	2007
	10.000000	10.206240	2.06%	861	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.195961	-38.04%	573	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.365439	9.910108	-35.50%	148,900	2008
	15.595327	15.365439	-1.47%	175,549	2007
	13.507947	15.595327	15.45%	223,099	2006
	13.092858	13.507947	3.17%	295,203	2005
	11.751833	13.092858	11.41%	333,168	2004
	9.213961	11.751833	27.54%	347,572	2003
	11.590032	9.213961	-20.50%	206,254	2002
	12.827110	11.590032	-9.64%	119,298	2001
	14.553111	12.827110	-11.86%	1,035,699	2000
	12.506047	14.553111	16.37%	15,535	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.541206	10.630932	-45.60%	26,473	2008
	16.788644	19.541206	16.40%	25,363	2007
	13.618248	16.788644	23.28%	28,575	2006
	12.194706	13.618248	11.67%	39,403	2005
	10.761728	12.194706	13.32%	47,267	2004
	8.765875	10.761728	22.77%	70,643	2003
	11.165028	8.765875	-21.49%	92,032	2002
	15.989500	11.165028	-30.17%	103,852	2001
	19.495801	15.989500	-17.98%	1,297,705	2000
	12.052929	19.495801	61.75%	7,664	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.920775	9.749370	-45.60%	85,641	2008
	15.396464	17.920775	16.40%	85,863	2007
	12.488975	15.396464	23.28%	101,816	2006
	11.198692	12.488975	11.52%	113,672	2005
	9.869319	11.198692	13.47%	134,018	2004
	8.038975	9.869319	22.77%	134,816	2003
	10.000000	8.038975	-19.61%	85,146	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.643035	7.938834	-25.41%	25,559	2008
	11.049729	10.643035	-3.68%	22,560	2007
	10.000000	11.049729	10.50%	14,220	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.267506	7.078155	-42.30%	26,036	2008
	10.281760	12.267506	19.31%	33,346	2007
	10.780529	10.281760	-4.63%	34,147	2006
	10.701406	10.780529	0.74%	39,975	2005
	9.806428	10.701406	9.13%	32,803	2004
	7.962903	9.806428	23.15%	33,690	2003
	10.000000	7.962903	-20.37%	10,619	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.984662	14.428331	-27.80%	428,685	2008
	21.367955	19.984662	-6.47%	577,966	2007
	18.263666	21.367955	17.00%	657,610	2006
	17.634549	18.263666	3.57%	737,836	2005
	15.642757	17.634549	12.73%	724,622	2004
	12.302130	15.642757	27.15%	742,900	2003
	14.279045	12.302130	-13.84%	526,449	2002
	12.836968	14.279045	11.23%	186,267	2001
	11.019041	12.836968	16.50%	565,858	2000
	11.271284	11.019041	-2.24%	7,925	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.142852	6.657605	-49.34%	29,781	2008
	9.537208	13.142852	37.81%	18,727	2007
	10.000000	9.537208	-4.63%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.554412	11.211657	-2.97%	82,414	2008
	10.703194	11.554412	7.95%	74,587	2007
	10.685142	10.703194	0.17%	74,070	2006
	10.669705	10.685142	0.14%	82,646	2005
	10.226939	10.669705	4.33%	54,701	2004
	10.000000	10.226939	2.27%	30,432	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.050388	7.949039	-39.09%	1,655	2008
	12.968647	13.050388	0.63%	1,655	2007
	11.365037	12.968647	14.11%	1,655	2006
	10.795343	11.365037	5.28%	1,655	2005
	9.783343	10.795343	10.34%	1,655	2004
	7.907669	9.783343	23.72%	1,655	2003
	10.184775	7.907669	-22.36%	0	2002
	10.000000	10.184775	1.85%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.813477	7.904906	-38.31%	33,982	2008
	13.806787	12.813477	-7.19%	59,810	2007
	11.545056	13.806787	19.59%	49,629	2006
	10.952248	11.545056	5.41%	52,007	2005
	9.814536	10.952248	11.59%	52,046	2004
	8.051957	9.814536	21.89%	48,565	2003
	10.162778	8.051957	-20.77%	22,700	2002
	10.000000	10.162778	1.63%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.666659	9.349885	-52.46%	17,745	2008
	14.774075	19.666659	33.12%	19,943	2007
	14.510089	14.774075	1.82%	21,543	2006
	12.865411	14.510089	12.78%	25,349	2005
	11.133677	12.865411	15.55%	29,235	2004
	8.268181	11.133677	34.66%	34,163	2003
	10.482285	8.268181	-21.12%	31,408	2002
	10.000000	10.482285	4.82%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.856251	10.381349	-41.86%	503	2008
	15.533225	17.856251	14.96%	503	2007
	13.276592	15.533225	17.00%	503	2006
	11.465130	13.276592	15.80%	695	2005
	10.133890	11.465130	13.14%	695	2004
	7.722272	10.133890	31.23%	695	2003
	9.778400	7.722272	-21.03%	695	2002
	12.760667	9.778400	-23.37%	695	2001
	17.463426	12.760667	-26.93%	722	2000
	11.543216	17.463426	51.29%	653	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.481934	8.128048	-47.50%	0	2008
	16.349896	15.481934	-5.31%	0	2007
	14.647317	16.349896	11.62%	0	2006
	12.789837	14.647317	14.52%	179	2005
	10.993691	12.789837	16.34%	179	2004
	7.550966	10.993691	45.59%	558	2003
	11.631260	7.550966	-35.08%	684	2002
	16.531655	11.631260	-29.64%	1,397	2001
	20.682481	16.531655	-20.07%	1,553	2000
	12.829333	20.682481	61.21%	1,159	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.220089	10.834685	-37.08%	1,219	2008
	17.159437	17.220089	0.35%	1,265	2007
	14.580933	17.159437	17.68%	2,438	2006
	13.673823	14.580933	6.63%	2,569	2005
	12.455106	13.673823	9.78%	3,746	2004
	10.092195	12.455106	23.41%	4,186	2003
	13.309568	10.092195	-24.17%	4,606	2002
	13.373210	13.309568	-0.48%	7,923	2001
	12.452445	13.373210	7.39%	44,542	2000
	11.887094	12.452445	4.76%	4,826	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.503198	9.879210	-31.88%	66,957	2008
	14.807242	14.503198	-2.05%	70,853	2007
	13.125399	14.807242	12.81%	90,238	2006
	12.413331	13.125399	5.74%	78,207	2005
	10.329023	12.413331	20.18%	78,756	2004
	7.603070	10.329023	35.85%	85,123	2003
	10.000000	7.603070	-23.97%	38,930	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.692955	7.560169	-35.34%	115,234	2008
	11.003223	11.692955	6.27%	124,633	2007
	10.218827	11.003223	7.68%	127,639	2006
	10.001884	10.218827	2.17%	132,112	2005
	9.550729	10.001884	4.72%	138,837	2004
	7.687264	9.550729	24.24%	138,361	2003
	10.972704	7.687264	-29.94%	104,936	2002
	14.374715	10.972704	-23.67%	75,381	2001
	16.385550	14.374715	-12.27%	1,415,838	2000
	12.775247	16.385550	28.26%	7,051	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.792314	9.167807	-38.02%	532,213	2008
	14.254382	14.792314	3.77%	622,256	2007
	12.516404	14.254382	13.89%	796,772	2006
	12.124769	12.516404	3.23%	885,200	2005
	11.114277	12.124769	9.09%	1,004,366	2004
	8.781243	11.114277	26.57%	1,129,801	2003
	11.471393	8.781243	-23.45%	891,752	2002
	13.249172	11.471393	-13.42%	472,546	2001
	14.810885	13.249172	-10.54%	4,894,139	2000
	12.454838	14.810885	18.92%	72,533	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.120919	10.503190	-30.54%	159,113	2008
	14.315710	15.120919	5.62%	193,038	2007
	12.464569	14.315710	14.85%	224,513	2006
	12.110835	12.464569	2.92%	253,303	2005
	11.692755	12.110835	3.58%	313,973	2004
	9.786828	11.692755	19.47%	328,149	2003
	11.917939	9.786828	-17.88%	181,918	2002
	13.329025	11.917939	-10.59%	71,688	2001
	13.605834	13.329025	-2.03%	505,702	2000
	12.380620	13.605834	9.90%	22,748	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.340533	6.978017	-38.47%	2,089	2008
	12.932811	11.340533	-12.31%	2,089	2007
	12.639434	12.932811	2.32%	2,089	2006
	12.115560	12.639434	4.32%	2,089	2005
	11.036006	12.115560	9.78%	1,947	2004
	8.499150	11.036006	29.85%	1,510	2003
	10.658189	8.499150	-20.26%	0	2002
	10.000000	10.658189	6.58%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.941417	11.705782	-38.20%	4,146	2008
	18.445665	18.941417	2.69%	9,311	2007
	15.258718	18.445665	20.89%	9,311	2006
	13.830329	15.258718	10.33%	9,311	2005
	11.686650	13.830329	18.34%	9,368	2004
	8.692270	11.686650	34.45%	9,042	2003
	10.043862	8.692270	-13.46%	251	2002
	10.000000	10.043862	0.44%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.002815	9.777604	-2.25%	22,499	2008
	10.298546	10.002815	-2.87%	6,856	2007
	10.000000	10.298546	2.99%	95	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.732251	12.553222	-8.59%	362,473	2008
	13.216733	13.732251	3.90%	415,769	2007
	12.869267	13.216733	2.70%	476,533	2006
	12.884321	12.869267	-0.12%	538,825	2005
	12.610763	12.884321	2.17%	587,816	2004
	12.222015	12.610763	3.18%	659,834	2003
	11.340121	12.222015	7.78%	526,163	2002
	10.648571	11.340121	6.49%	189,641	2001
	9.777237	10.648571	8.91%	763,200	2000
	10.000000	9.777237	-2.23%	182	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.487077	13.289253	-43.42%	653,484	2008
	20.272919	23.487077	15.85%	845,523	2007
	18.424638	20.272919	10.03%	932,030	2006
	15.991270	18.424638	15.22%	946,753	2005
	14.061341	15.991270	13.73%	824,183	2004
	11.110642	14.061341	26.56%	713,455	2003
	12.441038	11.110642	-10.69%	397,414	2002
	14.398694	12.441038	-13.60%	134,317	2001
	15.653161	14.398694	-8.01%	2,649,153	2000
	12.787496	15.653161	22.41%	18,957	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.455244	6.048851	-55.04%	61,032	2008
	9.370407	13.455244	43.59%	40,748	2007
	10.000000	9.370407	-6.30%	5,391	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.603654	9.944576	-43.51%	621,303	2008
	17.605402	17.603654	-0.01%	708,916	2007
	14.868984	17.605402	18.40%	786,518	2006
	14.258511	14.868984	4.28%	957,243	2005
	12.983123	14.258511	9.82%	1,068,464	2004
	10.111588	12.983123	28.40%	1,006,771	2003
	12.355466	10.111588	-18.16%	604,917	2002
	13.203880	12.355446	-6.43%	227,625	2001
	12.363474	13.203880	6.80%	2,792,254	2000
	11.800868	12.363474	4.77%	19,485	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.253089	8.313085	-26.13%	22,976	2008
	10.505459	11.253089	7.12%	17,414	2007
	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.432335	7.584783	-33.65%	2,521	2008
	10.525423	11.432335	8.62%	6,754	2007
	10.000000	10.525423	5.25%	3,898	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.562493	7.059531	-38.94%	1,866	2008
	10.545563	11.562493	9.64%	5,277	2007
	10.000000	10.545563	5.46%	1,954	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.228638	5.418346	-55.69%	39,371	2008
	10.080384	12.228638	21.31%	34,185	2007
	9.708462	10.080384	3.83%	39,579	2006
	9.044412	9.708462	7.34%	54,091	2005
	8.567950	9.044412	5.56%	58,927	2004
	6.701675	8.567950	27.85%	59,605	2003
	8.704709	6.701675	-23.01%	76,767	2002
	10.319040	8.704709	-15.64%	57,997	2001
	12.635267	10.319040	-18.33%	568,663	2000
	12.300214	12.635267	2.72%	10,667	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.636843	8.135167	-47.97%	381,031	2008
	12.500955	15.636843	25.09%	455,685	2007
	11.878333	12.500955	5.24%	531,969	2006
	11.399783	11.878333	4.20%	590,505	2005
	11.196253	11.399783	1.82%	691,124	2004
	8.551687	11.196253	30.92%	712,442	2003
	12.425772	8.551687	-31.18%	522,078	2002
	15.318941	12.425772	-18.89%	313,707	2001
	17.468631	15.318941	-12.31%	5,843,533	2000
	12.904732	17.468631	35.37%	45,619	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.509516	8.504019	-26.11%	107,747	2008
	11.371725	11.509516	1.21%	138,937	2007
	10.373232	11.371725	9.63%	226,261	2006
	10.261209	10.373232	1.09%	320,282	2005
	9.506798	10.261209	7.94%	291,369	2004
	7.593653	9.506798	25.19%	354,067	2003
	7.432559	7.593653	2.17%	168,061	2002
	8.556624	7.432559	-13.14%	117,563	2001
	11.213084	8.556624	-23.69%	1,062,094	2000
	10.522617	11.213084	6.56%	7,259	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.792776	7.243785	-26.03%	39,559	2008
	10.000000	9.792776	-2.07%	29,973	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.073183	10.552916	-4.70%	102,991	2008
	10.777370	11.073183	2.74%	150,644	2007
	10.479364	10.777370	2.84%	87,797	2006
	10.411178	10.479364	0.65%	58,933	2005
	10.121844	10.411178	2.86%	30,209	2004
	10.000000	10.121844	1.22%	10,666	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.215287	6.689160	-40.36%	93,279	2008
	9.849935	11.215287	13.86%	108,595	2007
	10.000000	9.849935	-1.50%	54,332	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.710438	11.462720	-44.65%	11,413	2008
	17.922234	20.710438	15.56%	12,171	2007
	15.410290	17.922234	16.30%	20,588	2006
	13.136258	15.410290	17.31%	23,435	2005
	11.739347	13.136258	11.90%	26,761	2004
	8.313864	11.739347	41.20%	34,425	2003
	10.585490	8.313864	-21.46%	36,765	2002
	13.637938	10.585490	-22.38%	40,748	2001
	17.106743	13.637938	-20.28%	555,818	2000
	12.178128	17.106743	40.47%	2,556	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.245422	10.649405	-44.67%	113,866	2008
	16.651827	19.245422	15.58%	143,635	2007
	14.317604	16.651827	16.30%	163,801	2006
	12.209635	14.317604	17.26%	150,602	2005
	10.910427	12.209635	11.91%	157,984	2004
	7.724242	10.910427	41.25%	146,510	2003
	10.000000	7.724242	-22.76%	62,517	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.691143	7.553572	-51.86%	37,491	2008
	15.071219	15.691143	4.11%	37,991	2007
	13.154007	15.071219	14.58%	40,299	2006
	13.007940	13.154007	1.12%	39,379	2005
	11.573740	13.007940	12.39%	61,344	2004
	7.438892	11.573740	55.58%	48,345	2003
	10.000000	7.438892	-25.61%	25,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.367190	7.884068	-30.64%	46,072	2008
	11.112000	11.367190	2.30%	48,997	2007
	10.000000	11.112000	11.12%	51,201	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.769322	6.452025	-33.96%	24,162	2008
	10.150386	9.769322	-3.75%	36,186	2007
	10.000000	10.150386	1.50%	18,972	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.593718	-34.06%	235	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.529433	6.313407	-53.34%	23,234	2008
	10.662627	13.529433	26.89%	38,354	2007
	10.000000	10.662627	6.63%	5,798	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.962143	10.584566	-41.07%	0	2008
	15.734309	17.962143	14.16%	0	2007
	13.112067	15.734309	20.00%	0	2006
	12.036709	13.112067	8.93%	0	2005
	10.269420	12.036709	17.21%	0	2004
	7.857358	10.269420	30.70%	0	2003
	10.000000	7.857358	-21.43%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.350333	7.258526	-41.23%	32,235	2008
	10.850622	12.350333	13.82%	36,444	2007
	10.000000	10.850622	8.51%	17,560	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.431762	11.971313	4.72%	82,773	2008
	10.442823	11.431762	9.47%	69,505	2007
	10.000000	10.442823	4.43%	17,308	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.258726	9.390184	-34.14%	23,067	2008
	14.115945	14.258726	1.01%	34,347	2007
	12.252465	14.115945	15.21%	54,047	2006
	11.377764	12.252465	7.69%	87,022	2005
	10.000000	11.377764	13.78%	43,483	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.520915	6.326003	-45.09%	323,690	2008
	8.552224	11.520915	34.71%	337,744	2007
	7.948696	8.552224	7.59%	375,442	2006
	7.161930	7.948696	10.99%	478,824	2005
	6.157266	7.161930	16.32%	443,052	2004
	5.193752	6.157266	18.55%	499,682	2003
	6.265584	5.193752	-17.11%	501,069	2002
	8.129929	6.265584	-22.93%	397,428	2001
	10.000000	8.129929	-18.70%	5,376,398	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.699186	2.595933	-44.76%	55,749	2008
	3.916461	4.699186	19.99%	65,086	2007
	3.683574	3.916461	6.32%	75,546	2006
	3.348910	3.683574	9.99%	96,140	2005
	3.377335	3.348910	-0.84%	113,391	2004
	2.338439	3.377335	44.43%	163,024	2003
	4.015227	2.338439	-41.76%	228,302	2002
	6.497274	4.015227	-38.20%	257,424	2001
	10.000000	6.497274	-35.03%	6,332,246	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.338854	7.931839	-44.68%	27,308	2008
	11.944978	14.338854	20.04%	28,109	2007
	11.223011	11.944978	6.43%	35,764	2006
	10.223851	11.223011	9.77%	34,076	2005
	10.283100	10.223851	-0.58%	28,548	2004
	7.088099	10.283100	45.08%	34,790	2003
	10.000000	7.088099	-29.12%	47,695	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.642610	11.090922	-37.14%	8,617	2008
	16.860527	17.642610	4.64%	2,253	2007
	15.436859	16.860527	9.22%	2,749	2006
	14.115127	15.436859	9.36%	5,497	2005
	12.187076	14.115127	15.82%	2,712	2004
	10.000000	12.187076	21.87%	2,032	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.632567	7.834034	-52.90%	108,476	2008
	13.177706	16.632567	26.22%	129,762	2007
	9.114282	13.177706	44.58%	107,658	2006
	7.005646	9.114282	30.10%	117,814	2005
	5.986432	7.005646	17.03%	131,014	2004
	4.512894	5.986432	32.65%	157,044	2003
	6.165048	4.512894	-26.80%	189,081	2002
	8.166613	6.165048	-24.51%	225,860	2001
	10.000000	8.166613	-18.33%	3,586,651	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.558402	13.456513	-52.88%	121,535	2008
	22.616725	28.558402	26.27%	130,570	2007
	15.635606	22.616725	44.65%	123,218	2006
	12.011186	15.635606	30.18%	103,388	2005
	10.261664	12.011186	17.05%	89,336	2004
	7.735029	10.261664	32.66%	84,816	2003
	10.000000	7.735029	-22.65%	60,459	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.729383	7.778283	-33.69%	49,184	2008
	11.057180	11.729383	6.08%	33,739	2007
	10.000000	11.057180	10.57%	23,283	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	19.233846	11.900774	-38.13%	63,403	2008
	18.166326	19.233846	5.88%	57,146	2007
	16.249820	18.166326	11.79%	63,022	2006
	15.204052	16.249820	6.88%	79,613	2005
	13.314277	15.204052	14.19%	78,598	2004
	10.248188	13.314277	29.92%	113,107	2003
	14.131442	10.248188	-27.48%	109,981	2002
	14.552749	14.131442	-2.90%	64,009	2001
	14.593171	14.552749	-0.28%	339,264	2000
	12.877297	14.593171	13.32%	1,157	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.533736	5.563021	-47.19%	843	2008
	10.351519	10.533736	1.76%	17,425	2007
	10.000000	10.351519	3.52%	11,311	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.370247	12.490666	-44.16%	135,007	2008
	18.517799	22.370247	20.80%	144,079	2007
	16.373997	18.517799	13.09%	157,739	2006
	14.599562	16.373997	12.15%	187,793	2005
	12.730705	14.599562	14.68%	207,144	2004
	10.081358	12.730705	26.28%	222,862	2003
	14.470284	10.081358	-30.33%	181,785	2002
	19.477696	14.470284	-25.71%	92,493	2001
	21.345408	19.477696	-8.75%	1,391,756	2000
	14.067351	21.345408	51.74%	5,530	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.367524	9.090799	-53.06%	74,105	2008
	17.966714	19.367524	7.80%	76,657	2007
	16.233925	17.966714	10.67%	98,698	2006
	13.946856	16.233925	16.40%	98,648	2005
	11.888867	13.946856	17.31%	63,783	2004
	8.925645	11.888867	33.20%	55,205	2003
	11.933692	8.925645	-25.21%	36,561	2002
	12.456413	11.933692	-4.20%	10,040	2001
	12.544255	12.456413	-0.70%	210,577	2000
	11.849067	12.544255	5.87%	4,774	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.336242	5.508614	-46.71%	5,774	2008
	10.173190	10.336242	1.60%	14,351	2007
	10.000000	10.173190	1.73%	12,515	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.555062	9.009695	-14.64%	46,029	2008
	10.218181	10.555062	3.30%	83,291	2007
	9.944989	10.218181	2.75%	62,045	2006
	9.942308	9.944989	0.03%	47,697	2005
	10.005513	9.942308	-0.63%	38,839	2004
	10.000000	10.005513	0.06%	3,319	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.639072	5.752371	-40.32%	2,871	2008
	9.726615	9.639072	-0.90%	134	2007
	10.000000	9.726615	-2.73%	122	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.134860	8.439623	-40.29%	3,461	2008
	13.322362	14.134860	6.10%	36,552	2007
	11.882732	13.322362	12.12%	22,653	2006
	11.277640	11.882732	5.37%	2,604	2005
	10.000000	11.277640	12.78%	2,224	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.944829	7.578222	-30.76%	199,947	2008
	10.458763	10.944829	4.65%	96,194	2007
	10.000000	10.458763	4.59%	24,861	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.600857	9.420556	-11.13%	147,296	2008
	10.440837	10.600857	1.53%	75,427	2007
	10.000000	10.440837	4.41%	16,231	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.111276	7.327629	-39.50%	122,099	2008
	10.741225	12.111276	12.76%	52,951	2007
	10.000000	10.741225	7.41%	8,477	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.327974	6.230855	-45.00%	108,714	2008
	10.267965	11.327974	10.32%	39,974	2007
	10.000000	10.267965	2.68%	24,543	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.799507	5.984290	-38.93%	42,888	2008
	10.000000	9.799507	-2.00%	10,648	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.568352	10.343788	-29.00%	62,904	2008
	14.327225	14.568352	1.68%	78,696	2007
	13.137103	14.327225	9.06%	120,892	2006
	13.013356	13.137103	0.95%	167,609	2005
	11.987751	13.013356	8.56%	242,915	2004
	9.943317	11.987751	20.56%	259,992	2003
	9.769394	9.943317	1.78%	120,947	2002
	9.507993	9.769394	2.75%	42,290	2001
	10.512337	9.507993	-9.55%	297,326	2000
	10.331990	10.512337	1.75%	2,864	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.583704	8.212227	-29.11%	75,779	2008
	11.388285	11.583704	1.72%	74,848	2007
	10.442736	11.388285	9.05%	66,247	2006
	10.000000	10.442736	4.43%	39,114	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.307042	13.870698	-58.36%	4,249	2008
	23.205358	33.307042	43.53%	2,103	2007
	17.213353	23.205358	34.81%	3,109	2006
	13.161389	17.213353	30.79%	3,211	2005
	11.054993	13.161389	19.05%	3,211	2004
	6.784099	11.054993	62.95%	3,211	2003
	8.116661	6.784099	-16.42%	3,389	2002
	8.682706	8.116661	-6.52%	5,193	2001
	10.000000	8.682706	-13.17%	3,923	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.797325	15.299635	-58.42%	56,129	2008
	25.642476	36.797325	43.50%	77,376	2007
	19.031401	25.642476	34.74%	82,398	2006
	14.549538	19.031401	30.80%	92,005	2005
	12.219653	14.549538	19.07%	61,140	2004
	7.500827	12.219653	62.91%	25,551	2003
	10.000000	7.500827	-24.99%	11,212	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.015127	13.903413	-33.84%	16,038	2008
	17.704716	21.015127	18.70%	26,622	2007
	13.049620	17.704716	35.67%	30,674	2006
	12.429161	13.049620	4.99%	35,996	2005
	9.700502	12.429161	28.13%	16,547	2004
	7.923073	9.700502	22.43%	4,227	2003
	10.000000	7.923073	-20.77%	2,416	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.417748	8.200240	-46.81%	2,109	2008
	12.299092	15.417748	25.36%	1,634	2007
	9.380789	12.299092	31.11%	36	2006
	7.306337	9.380789	28.39%	1,544	2005
	6.489005	7.306337	12.60%	1,544	2004
	4.852467	6.489005	33.73%	1,676	2003
	6.484565	4.852467	-25.17%	2,065	2002
	9.218392	6.484565	-29.66%	4,333	2001
	10.000000	9.218392	-7.82%	2,317	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.634597	13.106515	-46.80%	32,773	2008
	19.651130	24.634597	25.36%	46,295	2007
	14.989960	19.651130	31.10%	27,086	2006
	11.678247	14.989960	28.36%	32,637	2005
	10.357459	11.678247	12.75%	13,210	2004
	7.761892	10.357459	33.44%	12,545	2003
	10.000000	7.761892	-22.38%	7,668	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.892114	10.916317	-45.12%	9,033	2008
	16.827483	19.892114	18.21%	9,503	2007
	13.556971	16.827483	24.12%	6,399	2006
	11.520951	13.556971	17.67%	12,329	2005
	10.101947	11.520951	14.05%	13,442	2004
	7.529984	10.101947	34.16%	14,053	2003
	10.235887	7.529984	-26.44%	15,163	2002
	12.787543	10.235887	-19.95%	11,851	2001
	14.790595	12.787543	-13.54%	139,030	2000
	12.203027	14.790595	21.20%	1,502	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.691509	14.651550	-45.11%	10,714	2008
	22.571390	26.691509	18.25%	12,357	2007
	18.194610	22.571390	24.06%	4,736	2006
	15.462062	18.194610	17.67%	11,080	2005
	13.557650	15.462062	14.05%	2,592	2004
	10.000000	13.557650	35.58%	2,214	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.133661	-48.66%	2,138	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.120401	-38.80%	27,646	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.914141	-20.86%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.192456	-28.08%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.063670	-9.36%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.550034	-24.50%	4,058	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.293877	-17.06%	4,712	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.852148	-1.48%	3,188	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.597205	9.862395	-46.97%	13,101	2008
	19.076719	18.597205	-2.51%	8,357	2007
	16.077238	19.076719	18.66%	8,747	2006
	14.666465	16.077238	9.62%	6,130	2005
	12.280183	14.666465	19.43%	6,801	2004
	8.804197	12.280183	39.48%	6,320	2003
	10.000000	8.804197	-11.96%	3,717	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.664343	14.513118	6.21%	582,925	2008
	12.933561	13.664343	5.65%	630,505	2007
	12.692608	12.933561	1.90%	621,476	2006
	12.465513	12.692608	1.82%	679,444	2005
	12.243119	12.465513	1.82%	767,625	2004
	12.173458	12.243119	0.57%	875,771	2003
	11.124403	12.173458	9.43%	765,003	2002
	10.519995	11.124403	5.75%	264,101	2001
	9.479885	10.519995	10.97%	1,581,604	2000
	9.845615	9.479885	-3.71%	8,033	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.337574	5.038723	-39.57%	44,893	2008
	7.074000	8.337574	17.86%	43,621	2007
	6.757391	7.074000	4.69%	55,217	2006
	6.434764	6.757391	5.01%	64,816	2005
	6.033943	6.434764	6.64%	66,524	2004
	4.610169	6.033943	30.88%	80,682	2003
	6.559782	4.610169	-29.72%	69,402	2002
	9.258498	6.559782	-29.15%	84,659	2001
	12.780450	9.258498	-27.56%	560,401	2000
	12.430206	12.780450	2.82%	46,385	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.610553	10.770852	-26.28%	38,636	2008
	13.087919	14.610553	11.63%	34,992	2007
	12.924013	13.087919	1.27%	39,348	2006
	12.088675	12.924013	6.91%	31,476	2005
	11.368582	12.088675	6.33%	31,474	2004
	8.429985	11.368582	34.86%	22,265	2003
	10.000000	8.429985	-15.70%	11,088	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.713296	6.572504	-43.89%	0	2008
	10.860812	11.713296	7.85%	184	2007
	10.000000	10.860812	8.61%	4,912	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.065159	11.179749	-7.34%	172,359	2008
	11.612509	12.065159	3.90%	100,728	2007
	11.093142	11.612509	4.68%	126,764	2006
	10.890089	11.093142	1.86%	85,574	2005
	10.553714	10.890089	3.19%	107,671	2004
	9.919273	10.553714	6.40%	111,638	2003
	10.000000	9.919273	-0.81%	34,834	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.958668	10.854964	-16.23%	276,552	2008
	12.416152	12.958668	4.37%	334,398	2007
	11.613758	12.416152	6.91%	347,709	2006
	11.272511	11.613758	3.03%	377,899	2005
	10.668780	11.272511	5.66%	413,766	2004
	9.516564	10.668780	12.11%	370,679	2003
	10.000000	9.516564	-4.83%	122,836	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.702051	10.376310	-24.27%	1,030,858	2008
	13.153254	13.702051	4.17%	1,270,417	2007
	11.979453	13.153254	9.80%	1,163,868	2006
	11.532734	11.979453	3.87%	1,122,851	2005
	10.678199	11.532734	8.00%	1,147,126	2004
	9.020903	10.678199	18.37%	1,097,873	2003
	10.000000	9.020903	-9.79%	437,562	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.767442	9.989754	-32.35%	882,111	2008
	14.110426	14.767442	4.66%	1,071,084	2007
	12.493570	14.110426	12.94%	1,111,525	2006
	11.833566	12.493570	5.58%	1,211,062	2005
	10.706793	11.833566	10.52%	1,159,543	2004
	8.574196	10.706793	24.87%	866,370	2003
	10.000000	8.574196	-14.26%	387,124	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.400568	9.590102	-37.73%	154,256	2008
	14.742058	15.400568	4.47%	180,573	2007
	12.792856	14.742058	15.24%	210,907	2006
	12.020568	12.792856	6.42%	225,477	2005
	10.691584	12.020568	12.43%	199,263	2004
	8.222834	10.691584	30.02%	155,281	2003
	10.000000	8.222834	-17.77%	35,763	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.932810	16.245788	-37.35%	175,068	2008
	24.454381	25.932810	6.05%	209,015	2007
	22.568763	24.454381	8.35%	255,755	2006
	20.417909	22.568763	10.53%	326,730	2005
	17.892866	20.417909	14.11%	341,874	2004
	13.476762	17.892866	32.77%	334,872	2003
	16.138025	13.476762	-16.49%	202,393	2002
	16.585077	16.138025	-2.70%	56,039	2001
	14.599208	16.585077	13.60%	606,256	2000
	12.244601	14.599208	19.23%	871	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.816919	11.890766	0.62%	1,191,917	2008
	11.437465	11.816919	3.32%	812,858	2007
	11.096705	11.437465	3.07%	560,557	2006
	10.961374	11.096705	1.23%	452,924	2005
	11.027537	10.961374	-0.60%	466,370	2004
	11.114578	11.027537	-0.78%	673,521	2003
	11.137467	11.114578	-0.21%	541,314	2002
	10.903584	11.137467	2.15%	267,088	2001
	10.429048	10.903584	4.55%	6,330,817	2000
	10.088053	10.429048	3.38%	5,490	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.082741	-39.17%	18,297	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.177588	11.735032	-47.09%	32,479	2008
	21.853598	22.177588	1.48%	37,882	2007
	18.055902	21.853598	21.03%	40,234	2006
	16.341750	18.055902	10.49%	28,074	2005
	13.781443	16.341750	18.58%	14,324	2004
	10.000000	13.781443	37.81%	4,210	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.304802	-36.95%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.289031	-37.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.220733	-37.79%	7,682	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.694455	-33.06%	14,280	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.867623	8.910934	-47.17%	79,122	2008
	15.588507	16.867623	8.21%	93,854	2007
	15.318030	15.588507	1.77%	102,117	2006
	14.372068	15.318030	6.58%	148,777	2005
	12.851906	14.372068	11.83%	160,007	2004
	9.707740	21.851906	32.39%	229,281	2003
	14.758730	9.707740	-34.22%	164,717	2002
	16.789563	14.758730	-12.10%	59,700	2001
	20.311328	16.789563	-17.34%	578,147	2000
	10.000000	20.311328	103.11%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.388067	20.997459	-33.10%	156,941	2008
	34.193682	31.388067	-8.21%	187,020	2007
	29.564986	34.193682	15.66%	225,571	2006
	29.089641	29.564986	1.63%	289,015	2005
	25.151693	29.089641	15.66%	326,720	2004
	16.262376	25.151693	54.66%	345,165	2003
	22.644645	16.262376	-28.18%	219,229	2002
	17.905028	22.644645	26.47%	69,911	2001
	16.329040	17.905028	9.65%	532,664	2000
	12.954576	16.329040	26.05%	2,879	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.841912	16.967998	-39.06%	169,391	2008
	27.649899	27.841912	0.69%	222,352	2007
	25.028404	27.649899	10.47%	240,337	2006
	22.599126	25.028404	10.75%	271,866	2005
	19.256799	22.599126	17.36%	288,542	2004
	13.849676	19.256799	39.04%	262,215	2003
	16.990870	13.849676	-18.49%	188,764	2002
	18.472168	16.990870	-8.02%	67,686	2001
	17.202461	18.472168	7.38%	950,852	2000
	12.113907	17.202461	42.01%	1,566	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.468591	11.799208	-18.45%	80,303	2008
	14.026433	14.468591	3.15%	137,512	2007
	13.568574	14.026433	3.37%	150,465	2006
	13.467108	13.568574	0.75%	140,348	2005
	12.820626	13.467108	5.04%	144,313	2004
	11.597439	12.820626	10.55%	134,368	2003
	10.971350	11.597439	5.71%	110,591	2002
	10.680606	10.971350	2.72%	39,423	2001
	10.251777	10.680606	4.18%	637,744	2000
	10.238069	10.251777	0.13%	1,003	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.883829	8.576821	-42.37%	192,479	2008
	13.954626	14.883829	6.66%	237,553	2007
	12.454858	13.954626	12.04%	237,534	2006
	11.756316	12.454858	5.94%	281,719	2005
	10.863847	11.756316	8.22%	295,895	2004
	8.640665	10.863847	25.73%	335,757	2003
	10.603608	8.640665	-18.51%	272,975	2002
	12.196740	10.603608	-13.06%	165,105	2001
	12.636905	12.196740	-3.48%	1,890,338	2000
	11.984248	12.636905	5.45%	70,837	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.111997	8.939683	-50.64%	16,659	2008
	16.467303	18.111997	9.99%	15,637	2007
	14.381657	16.467303	14.50%	16,318	2006
	13.223238	14.381657	8.76%	41,098	2005
	11.291368	13.223238	17.11%	15,817	2004
	9.117886	11.291368	23.84%	15,519	2003
	10.000000	9.117886	-8.82%	7,089	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.850295	-1.50%	1,098	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.829194	1.941673	-49.29%	5,336	2008
	3.234018	3.829194	18.40%	3,123	2007
	2.950302	3.234018	9.62%	2,072	2006
	3.007625	2.950302	-1.91%	5,832	2005
	2.924207	3.007625	2.85%	8,319	2004
	1.910471	2.924207	53.06%	9,399	2003
	3.386452	1.910471	-43.58%	9,483	2002
	5.997100	3.386452	-43.53%	4,914	2001
	10.000000	5.997100	-40.03%	152,388	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.266209	7.231756	-49.31%	9,155	2008
	12.039567	14.266209	18.49%	13,461	2007
	10.991878	12.039567	9.53%	23,034	2006
	11.204967	10.991878	-1.90%	18,559	2005
	10.897796	11.204967	2.82%	38,693	2004
	7.121827	10.897796	53.02%	17,596	2003
	10.000000	7.121827	-28.78%	3,169	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.333932	9.460332	-42.08%	7,249	2008
	13.531665	16.333932	20.71%	13,918	2007
	13.762875	13.531665	-1.68%	15,399	2006
	12.463332	13.762875	10.43%	21,330	2005
	11.241194	12.463332	10.87%	17,280	2004
	7.480912	11.241194	50.27%	22,806	2003
	10.000000	7.480912	-25.19%	9,980	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.249079	8.231001	-37.87%	75,752	2008
	13.742893	13.249079	-3.59%	106,700	2007
	12.024844	13.742893	14.29%	106,799	2006
	11.698262	12.024844	2.79%	93,110	2005
	10.097367	11.698262	15.85%	85,938	2004
	7.791482	10.097367	29.59%	106,292	2003
	10.556552	7.791482	-26.19%	52,756	2002
	12.188636	10.556552	-13.39%	29,795	2001
	13.829829	12.188636	-11.87%	345,867	2000
	11.837331	13.829829	16.83%	2,220	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.593521	-44.06%	11,863	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	19.104160	10.262211	-46.28%	354,112	2008
	16.975039	19.104160	12.54%	392,761	2007
	15.947833	16.975039	6.44%	456,662	2006
	15.388983	15.947833	3.63%	514,049	2005
	14.595104	15.388983	5.44%	581,448	2004
	11.304185	14.595104	29.11%	622,164	2003
	15.675123	11.304185	-27.88%	473,034	2002
	18.186519	15.675123	-13.81%	200,351	2001
	18.485985	18.186519	-1.62%	1,696,632	2000
	13.235004	18.485985	39.67%	17,692	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.921857	13.516351	-41.03%	261,675	2008
	21.863480	22.921857	4.84%	335,203	2007
	18.840442	21.863480	16.05%	354,345	2006
	16.711161	18.840442	12.74%	381,471	2005
	14.218957	16.711161	17.53%	365,308	2004
	10.000000	14.218957	42.19%	208,264	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.383197	8.482166	-41.03%	268,681	2008
	13.721463	14.383197	4.82%	367,405	2007
	11.823860	13.721463	16.05%	435,070	2006
	10.490302	11.823860	12.71%	485,655	2005
	8.928255	10.490302	17.50%	563,119	2004
	6.331165	8.928255	41.02%	633,699	2003
	8.246547	6.331165	-23.23%	619,375	2002
	9.509088	8.246547	-13.28%	139,745	2001
	10.000000	9.509088	-4.91%	493,760	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.570368	1.991820	-79.19%	3,471	2008
	10.000000	9.570368	-4.30%	594	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.350807	2.176607	-78.97%	326	2008
	10.509264	10.350807	-1.51%	1,336	2007
	10.000000	10.509264	5.09%	1,336	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.533481	9.423709	-39.33%	317,168	2008
	15.087777	15.533481	2.95%	363,133	2007
	13.302642	15.087777	13.42%	374,647	2006
	12.730190	13.302642	4.50%	423,423	2005
	11.795169	12.730190	7.93%	494,311	2004
	9.440180	11.795169	24.95%	524,408	2003
	11.790725	9.440180	-19.94%	440,464	2002
	13.311650	11.790725	-11.43%	208,709	2001
	14.798240	13.311650	-10.05%	2,344,612	2000
	12.331317	14.798240	20.01%	22,130	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.740855	5.971012	-38.70%	16,646	2008
	10.000925	9.740855	-2.60%	19,519	2007
	10.000000	10.000925	0.01%	13,451	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.372133	8.723969	-49.78%	157,697	2008
	16.570821	17.372133	4.84%	171,333	2007
	16.323041	16.570821	1.52%	181,101	2006
	14.737397	16.323041	10.76%	192,957	2005
	12.478694	14.737397	18.10%	208,365	2004
	10.076931	12.478694	23.83%	217,008	2003
	14.153669	10.076931	-28.80%	180,071	2002
	20.887100	14.153669	-32.24%	114,027	2001
	23.864429	20.887100	-12.48%	1,678,912	2000
	13.181851	23.864429	81.04%	4,548	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.046758	10.126988	-8.33%	0	2008
	10.126425	11.046758	9.09%	0	2007
	10.000000	10.126425	1.26%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.121235	11.486267	3.28%	0	2008
	10.373094	11.121235	7.21%	0	2007
	10.000000	10.373094	3.73%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.274080	6.306022	-44.07%	0	2008
	10.997597	11.274080	2.51%	0	2007
	10.000000	10.997597	9.98%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.458716	7.568709	-39.25%	0	2008
	11.605428	12.458716	7.35%	0	2007
	10.000000	11.605428	16.05%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.111723	5.393468	-40.81%	0	2008
	10.317965	9.111723	-11.69%	0	2007
	10.000000	10.317965	3.18%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.508243	8.260648	-28.22%	0	2008
	11.007891	11.508243	4.55%	0	2007
	10.000000	11.007891	10.08%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.546077	7.009642	-39.29%	0	2008
	11.390217	11.546077	1.37%	0	2007
	10.000000	11.390217	13.90%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.642331	7.347394	-30.96%	0	2008
	10.574761	10.642331	0.64%	0	2007
	10.000000	10.574761	5.75%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.741872	7.110104	-39.45%	0	2008
	10.802089	11.741872	8.70%	0	2007
	10.000000	10.802089	8.02%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.795096	7.614088	-29.47%	0	2008
	10.749310	10.795096	0.43%	0	2007
	10.000000	10.749310	7.49%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.772082	5.605260	-47.96%	0	2008
	10.346061	10.772082	4.12%	0	2007
	10.000000	10.346061	3.46%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.008542	6.210003	-37.95%	0	2008
	10.820268	10.008542	-7.50%	0	2007
	10.000000	10.820268	8.20%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.693700	6.612185	-43.46%	24,814	2008
	10.543798	11.693700	10.91%	17,950	2007
	10.000000	10.543798	5.44%	1,470	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.164371	7.015759	-37.16%	21,825	2008
	10.990761	11.164371	1.58%	20,850	2007
	10.000000	10.990761	9.91%	19,151	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.629095	10.617113	-0.11%	11,401	2008
	10.245252	10.629095	3.75%	5,739	2007
	10.000000	10.245252	2.45%	2,088	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.815830	9.576107	-11.46%	17,929	2008
	10.402929	10.815830	3.97%	27,508	2007
	10.000000	10.402929	4.03%	11,235	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.413104	27.172779	-16.17%	10,354	2008
	30.859988	32.413104	5.03%	19,419	2007
	28.244481	30.859988	9.26%	25,019	2006
	25.518160	28.244481	10.68%	33,207	2005
	23.514411	25.518160	8.52%	38,359	2004
	18.651037	23.514411	26.08%	56,939	2003
	17.318710	18.651037	7.69%	17,846	2002
	15.954543	17.318710	8.55%	980	2001
	14.525802	15.954543	9.84%	163,770	2000
	11.386873	14.525802	27.57%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.027497	9.842625	-45.40%	0	2008
	15.956721	18.027497	12.98%	0	2007
	12.932254	15.956721	23.39%	0	2006
	11.808336	12.932254	9.52%	0	2005
	10.201991	11.808336	15.75%	0	2004
	8.120315	10.201991	25.64%	0	2003
	10.000000	8.120315	-18.80%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.309520	5.411150	-47.51%	27,829	2008
	8.524521	10.309520	20.94%	34,793	2007
	7.911472	8.524521	7.75%	63,880	2006
	6.824496	7.911472	15.93%	66,312	2005
	5.692066	6.824496	19.89%	63,886	2004
	4.072095	5.692066	39.78%	59,462	2003
	5.999237	4.072095	-32.12%	53,351	2002
	8.608498	5.999237	-30.31%	44,259	2001
	10.000000	8.608498	-13.92%	65,694	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	31.057819	19.017534	-38.77%	114,364	2008
	37.985982	31.057819	-18.24%	126,910	2007
	27.906311	37.985982	36.12%	154,657	2006
	24.178463	27.906311	15.42%	193,914	2005
	17.978337	24.178463	34.49%	218,307	2004
	13.259472	17.978337	35.59%	222,974	2003
	13.554456	13.259472	-2.18%	169,457	2002
	12.516221	13.554456	8.30%	57,064	2001
	12.045311	12.516221	3.91%	427,420	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.596660	10.633635	-65.25%	11,952	2008
	22.558762	30.596660	35.63%	12,488	2007
	16.396002	22.558762	37.59%	11,072	2006
	12.609968	16.396002	30.02%	11,285	2005
	10.000000	12.609968	26.10%	7,817	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	60.715138	21.083641	-65.27%	4,380	2008
	44.749051	60.715138	35.68%	6,115	2007
	32.534103	44.749051	37.55%	6,652	2006
	24.996452	32.534103	30.15%	8,891	2005
	20.137470	24.996452	24.13%	12,213	2004
	13.245459	20.137470	52.03%	20,039	2003
	13.835162	12.245459	-4.26%	31,361	2002
	14.291739	13.835162	-3.19%	23,418	2001
	24.932117	14.291739	-42.68%	188,853	2000
	12.624752	24.932117	97.49%	1,758	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.794748	17.429231	-46.85%	16,533	2008
	22.888068	32.794748	43.28%	19,357	2007
	18.638711	22.888068	22.80%	26,088	2006
	12.467222	18.638711	49.50%	35,789	2005
	10.000000	12.467222	24.67%	12,503	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	50.552578	26.852986	-46.88%	5,401	2008
	35.274668	50.552578	43.31%	4,588	2007
	28.735989	35.274668	22.75%	7,496	2006
	19.214216	28.735989	49.56%	15,350	2005
	15.686285	19.214216	22.49%	18,364	2004
	10.987828	15.686285	42.76%	19,668	2003
	11.468935	10.987828	-4.19%	26,601	2002
	12.989532	11.468935	-11.71%	6,382	2001
	11.824722	12.989532	9.85%	49,620	2000
	9.911011	11.824722	19.31%	2,718	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.714958	8.402066	-38.74%	1,556	2008
	12.651647	13.714958	8.40%	7,189	2007
	11.286654	12.651647	12.09%	4,231	2006
	10.525819	11.286654	7.23%	4,230	2005
	9.734344	10.525819	8.13%	4,105	2004
	7.314565	9.734344	33.08%	5,276	2003
	9.690344	7.314565	-24.52%	6,038	2002
	9.797620	9.690344	-1.09%	4,072	2001
	10.050072	9.797620	-2.51%	43,826	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.062709	7.715090	-40.94%	290,070	2008
	12.425003	13.062709	5.13%	378,200	2007
	11.228889	12.425003	10.65%	444,314	2006
	10.555564	11.228889	6.38%	519,086	2005
	9.055451	10.555564	16.57%	588,696	2004
	6.703248	9.055451	35.09%	590,689	2003
	9.290050	6.703248	-27.84%	467,668	2002
	9.785166	9.290050	-5.06%	140,963	2001
	10.000000	9.785166	-2.15%	382,648	2000*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.329824	6.886615	-39.22%	0	2008
	11.249578	11.329824	0.71%	0	2007
	10.325048	11.249578	8.95%	0	2006
	9.950388	10.325048	3.77%	0	2005
	9.390578	9.950388	5.96%	0	2004
	8.188802	9.390578	14.68%	0	2003
	10.023374	8.188802	-18.30%	0	2002
	10.000000	10.023374	0.23%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.329824	6.886615	-39.22%	0	2008
	11.249578	11.329824	0.71%	0	2007
	10.325048	11.249578	8.95%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.774127	7.239275	-43.33%	0	2008
	11.572781	12.774127	10.38%	0	2007
	11.046663	11.572781	4.76%	0	2006
	10.298716	11.046663	7.26%	0	2005
	9.800825	10.298716	5.08%	0	2004
	7.678269	9.800825	27.64%	0	2003
	10.300127	7.678269	-25.45%	0	2002
	10.000000	10.300127	3.00%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.283293	7.510434	-43.46%	0	2008
	12.064311	13.283293	10.10%	0	2007
	11.542118	12.064311	4.52%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.834457	8.250282	-47.90%	0	2008
	14.535457	15.834457	8.94%	0	2007
	12.686383	14.535457	14.58%	11,701	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.852365	9.536487	-31.16%	0	2008
	13.001970	13.852365	6.54%	0	2007
	11.304574	13.001970	15.02%	0	2006
	10.891812	11.304574	3.79%	0	2005
	10.142398	10.891812	7.39%	0	2004
	8.271567	10.142398	22.62%	0	2003
	9.942756	8.271567	-16.81%	0	2002
	10.000000	9.942756	-0.57%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.758772	8.271597	-29.66%	0	2008
	10.668014	11.758772	10.22%	0	2007
	10.000000	10.668014	6.68%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.859928	6.469422	-45.45%	0	2008
	12.741165	11.859928	-6.92%	0	2007
	10.000000	12.741165	27.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.113905	12.405241	-41.25%	0	2008
	18.677008	21.113905	13.05%	0	2007
	14.778470	18.677008	26.38%	0	2006
	12.715583	14.778470	16.22%	0	2005
	10.404876	12.715583	22.21%	0	2004
	8.180432	10.404876	27.19%	0	2003
	10.000000	8.180432	-18.20%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.626900	7.071089	-39.18%	0	2008
	10.202800	11.626900	13.96%	0	2007
	10.000000	10.202800	2.03%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.839422	9.396216	-36.68%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.293548	9.858737	-35.54%	18,738	2008
	15.530272	15.293548	-1.52%	18,712	2007
	13.458402	15.530272	15.39%	21,221	2006
	13.051431	13.458402	3.12%	28,270	2005
	11.720585	13.051431	11.35%	32,656	2004
	9.194119	11.720585	27.48%	50,187	2003
	11.570948	9.194119	-20.54%	25,681	2002
	12.812521	11.570948	-9.69%	12,665	2001
	14.543892	12.812521	-11.90%	837,466	2000
	12.504468	14.543892	16.31%	3,338	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.449742	10.575796	-45.63%	9,231	2008
	16.718585	19.449742	16.34%	12,249	2007
	13.568283	16.718585	23.22%	10,562	2006
	12.156115	13.568283	11.62%	11,754	2005
	10.733117	12.156115	13.26%	16,130	2004
	8.747002	10.733117	22.71%	18,036	2003
	11.146637	8.747002	-21.53%	24,028	2002
	15.971330	11.146637	-30.21%	24,620	2001
	19.483474	15.971330	-18.03%	876,057	2000
	12.051405	19.483474	61.67%	3,787	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.869317	9.716436	-45.63%	4,072	2008
	15.360086	17.869317	16.34%	7,186	2007
	12.465763	15.360086	23.22%	6,608	2006
	11.183532	12.465763	11.47%	5,368	2005
	9.860964	11.183532	13.41%	5,595	2004
	8.036243	9.860964	22.71%	6,507	2003
	10.000000	8.036243	-19.64%	4,297	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.634032	7.928090	-25.45%	628	2008
	11.046020	10.634032	-3.73%	719	2007
	10.000000	11.046020	10.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.232300	7.054250	-42.33%	5,993	2008
	10.257482	12.232300	19.25%	7,234	2007
	10.760517	10.257482	-4.67%	8,862	2006
	10.686944	10.760517	0.69%	8,267	2005
	9.798135	10.686944	9.07%	9,161	2004
	7.960197	9.798135	23.09%	6,891	2003
	10.000000	7.960197	-20.40%	2,833	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.891120	14.353499	-27.84%	42,102	2008
	21.278799	19.891120	-6.52%	51,299	2007
	18.196661	21.278799	16.94%	50,365	2006
	17.578743	18.196661	3.52%	54,166	2005
	15.601172	17.578743	12.68%	55,464	2004
	12.275645	15.601172	27.09%	53,091	2003
	14.255535	12.275645	-13.89%	43,427	2002
	12.822378	14.255535	11.18%	32,095	2001
	11.012072	12.822378	16.44%	553,245	2000
	11.269864	11.012072	-2.29%	0	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.131746	6.648586	-49.37%	0	2008
	9.534001	13.131746	37.74%	1,289	2007
	10.000000	9.534001	-4.66%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.527071	11.179458	-3.02%	7,516	2008
	10.683311	11.527071	7.90%	1,138	2007
	10.670686	10.683311	0.12%	1,195	2006
	10.660662	10.670686	0.09%	5,061	2005
	10.223456	10.660662	4.28%	985	2004
	10.000000	10.223456	2.23%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.009929	7.920369	-39.12%	6,457	2008
	12.935035	13.009929	0.58%	8,610	2007
	11.341320	12.935035	14.05%	8,656	2006
	10.778251	11.341320	5.22%	8,896	2005
	9.772806	10.778251	10.29%	9,288	2004
	7.903154	9.772806	23.66%	2,423	2003
	10.184140	7.903154	-22.40%	0	2002
	10.000000	10.184140	1.84%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.773749	7.876391	-38.34%	7,023	2008
	13.771001	12.773749	-7.24%	9,918	2007
	11.520948	13.771001	19.53%	4,843	2006
	10.934911	11.520948	5.36%	4,951	2005
	9.803970	10.934911	11.54%	5,355	2004
	8.047367	9.803970	21.83%	4,239	2003
	10.162146	8.047367	-20.81%	0	2002
	10.000000	10.162146	1.62%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.605694	9.316163	-52.48%	3,773	2008
	14.735783	19.605694	33.05%	5,425	2007
	14.479804	14.735783	1.77%	5,427	2006
	12.845047	14.479804	12.73%	5,427	2005
	11.121693	12.845047	15.50%	5,427	2004
	8.263465	11.121693	34.59%	4,332	2003
	10.481632	8.263465	-21.16%	0	2002
	10.000000	10.481632	4.82%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.772675	10.327500	-41.89%	277	2008
	15.468398	17.772675	14.90%	277	2007
	13.227868	15.468398	16.94%	536	2006
	11.428826	13.227868	15.74%	536	2005
	10.106935	11.428826	13.08%	536	2004
	7.705625	10.106935	31.16%	536	2003
	9.762282	7.705625	-21.07%	536	2002
	12.746142	9.762282	-23.41%	536	2001
	17.452381	12.746142	-26.97%	536	2000
	11.541756	17.452381	51.21%	160	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.409432	8.085875	-47.53%	0	2008
	16.281642	15.409432	-5.36%	0	2007
	14.593545	16.281642	11.57%	0	2006
	12.749331	14.593545	14.47%	0	2005
	10.964435	12.749331	16.28%	0	2004
	7.534703	10.964435	45.52%	0	2003
	11.612109	7.534703	-35.11%	0	2002
	16.512879	11.612109	-29.68%	0	2001
	20.669425	16.512879	-20.11%	0	2000
	12.827718	20.669425	61.13%	0	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.139537	10.778516	-37.11%	110	2008
	17.087880	17.139537	0.30%	110	2007
	14.527470	17.087880	17.62%	1,010	2006
	13.630570	14.527470	6.58%	1,010	2005
	12.422011	13.630570	9.73%	1,010	2004
	10.070482	12.422011	23.35%	1,010	2003
	13.287675	10.070482	-24.21%	1,010	2002
	13.358023	13.287675	-0.53%	1,010	2001
	12.444575	13.358023	7.34%	22,463	2000
	11.885603	12.444575	4.70%	0	1999
	10.000000	12.881775	28.82%	0	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.461573	9.845842	-31.92%	3,814	2008
	14.772279	14.461573	-2.10%	4,049	2007
	13.101031	14.772279	12.76%	3,078	2006
	12.396547	13.101031	5.68%	9,666	2005
	10.320294	12.396547	20.12%	9,517	2004
	7.600492	10.320294	35.78%	5,782	2003
	10.000000	7.600492	-24.00%	2,514	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.638187	7.520932	-35.38%	15,229	2008
	10.957272	11.638187	6.21%	17,281	2007
	10.181289	10.957272	7.62%	20,564	2006
	9.970177	10.181289	2.12%	22,996	2005
	9.525286	9.970177	4.67%	31,559	2004
	7.670681	9.525286	24.18%	33,742	2003
	10.954608	7.670681	-29.98%	36,716	2002
	14.358357	10.954608	-23.71%	36,988	2001
	16.375184	14.358357	-12.32%	1,022,556	2000
	12.773638	16.375184	28.20%	8,841	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.723077	9.120253	-38.05%	76,171	2008
	14.194908	14.723077	3.72%	95,021	2007
	12.470481	14.194908	13.83%	113,931	2006
	12.086394	12.470481	3.18%	129,790	2005
	11.084718	12.086394	9.04%	150,590	2004
	8.762333	11.084718	26.50%	166,501	2003
	11.452508	8.762333	-23.49%	165,509	2002
	13.234124	11.452508	-13.46%	149,828	2001
	14.801530	13.234124	-10.59%	3,972,958	2000
	12.453273	14.801530	18.86%	58,315	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.050138	10.448718	-30.57%	22,020	2008
	14.255975	15.050138	5.57%	23,297	2007
	12.418841	14.255975	14.79%	24,950	2006
	12.072519	12.418841	2.87%	23,400	2005
	11.661674	12.072519	3.52%	22,907	2004
	9.765754	11.661674	19.41%	22,157	2003
	11.898327	9.765754	-17.92%	23,362	2002
	13.313894	11.898327	-10.63%	13,925	2001
	13.597232	13.313894	-2.08%	261,522	2000
	12.379057	13.597232	9.84%	6,255	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.305361	6.952833	-38.50%	0	2008
	12.899287	11.305361	-12.36%	0	2007
	12.613049	12.899287	2.27%	0	2006
	12.096380	12.613049	4.27%	0	2005
	11.024128	12.096380	9.73%	0	2004
	8.494298	11.024128	29.78%	0	2003
	10.657523	8.494298	-20.30%	0	2002
	10.000000	10.657523	6.58%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.882695	11.663563	-38.23%	0	2008
	18.397854	18.882695	2.64%	0	2007
	15.226858	18.397854	20.83%	0	2006
	13.808437	15.226858	10.27%	0	2005
	11.674061	13.808437	18.28%	0	2004
	8.687316	11.674061	34.38%	0	2003
	10.043237	8.687316	-13.50%	0	2002
	10.000000	10.043237	0.43%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.994350	9.764381	-2.30%	7,410	2008
	10.295091	9.994350	-2.92%	8,643	2007
	10.000000	10.295091	2.95%	1,000	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.672045	12.491847	-8.63%	30,913	2008
	13.165512	13.672045	3.85%	43,402	2007
	12.825871	13.165512	2.65%	37,645	2006
	12.847380	12.825871	-0.17%	41,951	2005
	12.580977	12.847380	2.12%	52,386	2004
	12.199338	12.580977	3.13%	48,312	2003
	11.324824	12.199338	7.72%	38,886	2002
	10.639621	11.324824	6.44%	13,717	2001
	9.773948	10.639621	8.86%	513,656	2000
	10.000000	9.773948	-2.26%	52	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.377160	13.220332	-43.45%	100,597	2008
	20.188342	23.377160	15.80%	97,368	2007
	18.357045	20.188342	9.98%	96,002	2006
	15.940662	18.357045	15.16%	91,550	2005
	14.023952	15.940662	13.67%	88,639	2004
	11.086716	14.023952	26.49%	85,425	2003
	12.420560	11.086716	-10.74%	48,787	2002
	14.382315	12.420560	-13.64%	39,938	2001
	15.643260	14.382315	-8.06%	2,055,640	2000
	12.785888	15.643260	22.35%	7,651	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.443845	6.040655	-55.07%	18,481	2008
	9.367249	13.443845	43.52%	11,735	2007
	10.000000	9.367249	-6.33%	13,616	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.521257	9.892995	-43.54%	87,083	2008
	17.531934	17.521257	-0.06%	105,230	2007
	14.814417	17.531934	18.34%	124,847	2006
	14.213371	14.814417	4.23%	131,252	2005
	12.948586	14.213371	9.77%	138,844	2004
	10.089795	12.948586	28.33%	132,340	2003
	12.335099	10.089795	-18.20%	98,838	2002
	13.188860	12.335099	-6.47%	62,130	2001
	12.355641	13.188860	6.74%	1,835,201	2000
	11.799375	12.355641	4.71%	27,028	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.243560	8.301827	-26.16%	0	2008
	10.501921	11.243560	7.06%	0	2007
	10.000000	10.501921	5.02%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.422675	7.574533	-33.69%	0	2008
	10.521894	11.422675	8.56%	0	2007
	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.552705	7.049968	-38.98%	0	2008
	10.542019	11.552705	9.59%	0	2007
	10.000000	10.542019	5.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.171365	5.390221	-55.71%	7,660	2008
	10.038281	12.171365	21.25%	10,259	2007
	9.672813	10.038281	3.78%	9,107	2006
	9.015753	9.672813	7.29%	8,809	2005
	8.545136	9.015753	5.51%	9,478	2004
	6.687212	8.545136	27.78%	12,437	2003
	8.690341	6.687212	-23.05%	14,127	2002
	10.307281	8.690341	-15.69%	14,779	2001
	12.627255	10.307281	-18.37%	473,995	2000
	12.298659	12.627255	2.67%	1,198	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.563709	8.093000	-48.00%	38,142	2008
	12.448828	15.563709	25.02%	54,996	2007
	11.834788	12.448828	5.19%	61,877	2006
	11.363725	11.834788	4.15%	69,096	2005
	11.166492	11.363725	1.77%	81,385	2004
	8.533273	11.166492	30.86%	84,091	2003
	12.405324	8.533273	-31.21%	92,405	2002
	15.301552	12.405324	-18.93%	85,709	2001
	17.457597	15.301552	-12.35%	4,402,484	2000
	12.903107	17.457597	35.30%	22,359	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.455663	8.459919	-26.15%	5,788	2008
	11.324289	11.455663	1.16%	6,265	2007
	10.335185	11.324289	9.57%	8,286	2006
	10.228738	10.335185	1.04%	24,515	2005
	9.481524	10.228738	7.88%	25,522	2004
	7.577300	9.481524	25.13%	17,823	2003
	7.420301	7.577300	2.12%	15,921	2002
	8.546878	7.420301	-13.18%	9,154	2001
	11.205978	8.546878	-23.73%	644,489	2000
	10.521282	11.205978	6.51%	3,204	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.789459	7.237660	-26.07%	9,244	2008
	10.000000	9.789459	-2.11%	9,514	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.046997	10.522621	-4.75%	23,204	2008
	10.757370	11.046997	2.69%	23,196	2007
	10.465216	10.757370	2.79%	22,340	2006
	10.402383	10.465216	0.60%	17,425	2005
	10.118423	10.402383	2.81%	9,030	2004
	10.000000	10.118423	1.18%	5,176	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.205785	6.680093	-40.39%	33,870	2008
	9.846616	11.205785	13.80%	23,280	2007
	10.000000	9.846616	-1.53%	16,108	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.613530	11.403279	-44.68%	7,466	2008
	17.847473	20.613530	15.50%	5,497	2007
	15.353778	17.847473	16.24%	4,616	2006
	13.094692	15.353778	17.25%	4,665	2005
	11.708141	13.094692	11.84%	4,852	2004
	8.295957	11.708141	41.13%	5,119	2003
	10.568057	8.295957	-21.50%	11,051	2002
	13.622435	10.568057	-22.42%	7,214	2001
	17.095933	13.622435	-20.32%	408,874	2000
	12.176593	17.095933	40.40%	1,505	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.190138	10.613415	-44.69%	3,924	2008
	16.612455	19.190138	15.52%	5,062	2007
	14.290986	16.612455	16.24%	5,200	2006
	12.193101	14.290986	17.21%	3,600	2005
	10.901182	12.193101	11.85%	3,013	2004
	7.721614	10.901182	41.18%	1,338	2003
	10.000000	7.721614	-22.78%	1,652	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.646148	7.528076	-51.89%	6,328	2008
	15.035657	15.646148	4.06%	8,063	2007
	13.129617	15.035657	14.52%	7,449	2006
	12.990391	13.129617	1.07%	8,251	2005
	11.563978	12.990391	12.33%	12,723	2004
	7.436365	11.563978	55.51%	6,733	2003
	10.000000	7.436365	-25.64%	7	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.357564	7.873384	-30.68%	67,438	2008
	11.108263	11.357564	2.24%	47,830	2007
	10.000000	11.108263	11.08%	4,108	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.478667	10.217490	-33.99%	11,874	2008
	16.090636	15.478667	-3.80%	5,222	2007
	13.956702	16.090636	15.29%	6,403	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.591481	-34.09%	1,760	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.517984	6.304842	-53.36%	26,676	2008
	10.659039	13.517984	26.82%	14,754	2007
	10.000000	10.659039	6.59%	18,370	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.910554	10.548801	-41.10%	0	2008
	15.697116	17.910554	14.10%	0	2007
	13.087694	15.697116	19.94%	0	2006
	12.020412	13.087694	8.88%	0	2005
	10.260715	12.020412	17.15%	0	2004
	7.854689	10.260715	30.63%	0	2003
	10.000000	7.854689	-21.45%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.339884	7.248694	-41.26%	4,306	2008
	10.846970	12.339884	13.76%	929	2007
	10.000000	10.846970	8.47%	5,239	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.422100	11.955131	4.67%	12,843	2008
	10.439316	11.422100	9.41%	10,197	2007
	10.000000	10.439316	4.39%	6,638	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.232291	9.368008	-34.18%	1,169	2008
	14.096964	14.232291	0.96%	1,452	2007
	12.242175	14.096964	15.15%	215	2006
	11.373957	12.242175	7.63%	2,017	2005
	10.000000	11.373957	13.74%	2,122	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.474682	6.297416	-45.12%	49,299	2008
	8.522247	11.474682	34.64%	61,067	2007
	7.924857	8.522247	7.54%	45,021	2006
	7.144059	7.924857	10.93%	63,653	2005
	6.145006	7.144059	16.26%	68,854	2004
	5.186035	6.145006	18.49%	76,524	2003
	6.259448	5.186035	-17.15%	86,653	2002
	8.126129	6.259448	-22.97%	68,912	2001
	10.000000	8.126129	-18.74%	4,329,030	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.680325	2.584197	-44.79%	28,536	2008
	3.902724	4.680325	19.92%	34,351	2007
	3.672506	3.902724	6.27%	19,514	2006
	3.340536	3.672506	9.94%	28,968	2005
	3.370605	3.340536	-0.89%	37,422	2004
	2.334963	3.370605	44.35%	46,845	2003
	4.011291	2.334963	-41.79%	64,719	2002
	6.494235	4.011291	-38.23%	58,064	2001
	10.000000	6.494235	-35.06%	4,189,978	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.297680	7.905032	-44.71%	1,033	2008
	11.916745	14.297680	19.98%	4,222	2007
	11.202161	11.916745	6.38%	2,180	2006
	10.210014	11.202161	9.72%	1,748	2005
	10.274404	10.210014	-0.63%	1,720	2004
	7.085688	10.274404	45.00%	1,342	2003
	10.000000	7.085688	-29.14%	4,662	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.600922	11.059094	-37.17%	1,517	2008
	16.829258	17.600922	4.59%	2,166	2007
	15.416025	16.829258	9.17%	2,166	2006
	14.103200	15.416025	9.31%	2,166	2005
	12.182950	14.103200	15.76%	1,898	2004
	10.000000	12.182950	21.83%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.565770	7.798599	-52.92%	24,079	2008
	13.131471	16.565770	26.15%	31,527	2007
	9.086896	13.131471	44.51%	23,508	2006
	6.988123	9.086896	30.03%	25,707	2005
	5.974486	6.988123	16.97%	29,337	2004
	4.506173	5.974486	32.58%	30,241	2003
	6.159009	4.506173	-26.84%	46,849	2002
	8.162793	6.159009	-24.55%	53,152	2001
	10.000000	8.162793	-18.37%	2,381,296	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.476500	13.411091	-52.90%	17,089	2008
	22.563352	28.476500	26.21%	17,562	2007
	15.606584	22.563352	44.58%	12,444	2006
	11.994950	15.606584	30.11%	23,511	2005
	10.252980	11.994950	16.99%	25,257	2004
	7.732399	10.252980	32.60%	26,277	2003
	10.000000	7.732399	-22.68%	21,401	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.069848	10.651224	-33.72%	24,906	2008
	15.156623	16.069848	6.03%	13,057	2007
	12.762021	15.156623	18.76%	14,799	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	19.143875	11.839077	-38.16%	8,001	2008
	18.090576	19.143875	5.82%	11,327	2007
	16.190246	18.090576	11.74%	11,160	2006
	15.155965	16.190246	6.82%	21,017	2005
	13.278896	15.155965	14.14%	20,662	2004
	10.226131	13.278896	29.85%	21,241	2003
	14.108196	10.226131	-27.52%	23,467	2002
	14.536223	14.108196	-2.94%	9,031	2001
	14.583934	14.536223	-0.33%	208,119	2000
	12.875671	14.583934	13.27%	1,484	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.524817	5.555476	-47.22%	2,335	2008
	10.348032	10.524817	1.71%	5,353	2007
	10.000000	10.348032	3.48%	577	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.265530	12.425867	-44.19%	21,026	2008
	18.440518	22.265530	20.74%	26,849	2007
	16.313911	18.440518	13.04%	43,277	2006
	14.553346	16.313911	12.10%	33,357	2005
	12.696840	14.553346	14.62%	35,824	2004
	10.059629	12.696840	26.22%	34,085	2003
	14.446438	10.059629	-30.37%	24,954	2002
	19.455564	14.446438	-25.75%	20,286	2001
	21.331920	19.455564	-8.80%	1,123,863	2000
	14.065578	21.331920	51.66%	2,947	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.276868	9.043643	-53.09%	6,187	2008
	17.891745	19.276868	7.74%	6,449	2007
	16.174366	17.891745	10.62%	7,124	2006
	13.902722	16.174366	16.34%	11,969	2005
	11.857262	13.902722	17.25%	5,395	2004
	8.906424	11.857262	33.13%	4,533	2003
	11.914038	8.906424	-25.24%	8,188	2002
	12.442244	11.914038	-4.25%	6,294	2001
	12.536312	12.442244	-0.75%	281,320	2000
	11.847572	12.536312	5.81%	6,154	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.327502	5.501160	-46.73%	596	2008
	10.169770	10.327502	1.55%	126	2007
	10.000000	10.169770	1.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.530103	8.983830	-14.68%	5,125	2008
	10.199219	10.530103	3.24%	10,474	2007
	9.931551	10.199219	2.70%	9,793	2006
	9.933898	9.931551	-0.02%	10,441	2005
	10.002124	9.933898	-0.68%	6,395	2004
	10.000000	10.002124	0.02%	2,435	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	12.043892	7.183867	-40.35%	0	2008
	12.159478	12.043892	-0.95%	0	2007
	11.722254	12.159478	3.73%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.738047	8.795299	-40.32%	492	2008
	13.897962	14.738047	6.04%	1,768	2007
	12.402412	13.897962	12.06%	969	2006
	11.776812	12.402412	5.31%	107	2005
	10.549163	11.776812	11.64%	92	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.935557	7.567959	-30.79%	7,490	2008
	10.455243	10.935557	4.59%	3,180	2007
	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.591896	9.407821	-11.18%	10,278	2008
	10.437325	10.591896	1.48%	7,955	2007
	10.000000	10.437325	4.37%	5,481	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.101040	7.317716	-39.53%	489	2008
	10.737612	12.101040	12.70%	489	2007
	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.318398	6.222418	-45.02%	1,627	2008
	10.264514	11.318398	10.27%	1,230	2007
	10.000000	10.264514	2.65%	1,421	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.500192	10.290167	-29.03%	4,170	2008
	14.267463	14.500192	1.63%	6,034	2007
	13.088926	14.267463	9.00%	5,654	2006
	12.972189	13.088926	0.90%	10,004	2005
	11.955882	12.972189	8.50%	26,220	2004
	9.921909	11.955882	20.50%	31,799	2003
	9.753315	9.921909	1.73%	25,511	2002
	9.497186	9.753315	2.70%	7,968	2001
	10.505688	9.497186	-9.60%	107,102	2000
	10.330681	10.505688	1.69%	2,283	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.568076	8.196988	-29.14%	6,418	2008
	11.378717	11.568076	1.66%	4,562	2007
	10.439233	11.378717	9.00%	2,460	2006
	10.000000	10.439233	4.39%	3,933	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.184857	13.812777	-58.38%	1,317	2008
	23.132005	33.184857	43.46%	1,317	2007
	17.167614	23.132005	34.74%	1,317	2006
	13.133057	17.167614	30.72%	1,317	2005
	11.036792	13.133057	18.99%	1,317	2004
	6.776365	11.036792	62.87%	1,317	2003
	8.111518	6.776365	-16.46%	1,450	2002
	8.681644	8.111518	-6.57%	133	2001
	10.000000	8.681644	-13.18%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.691806	15.247993	-58.44%	8,873	2008
	25.581976	36.691806	43.43%	10,096	2007
	18.996097	25.581976	34.67%	7,295	2006
	14.529882	18.996097	30.74%	10,685	2005
	12.209330	14.529882	19.01	8,330	2004
	7.498277	12.209330	62.83%	1,410	2003
	10.000000	7.498277	-25.02%	534	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.951965	13.854588	-33.87%	1,296	2008
	17.660508	20.951965	18.64%	43	2007
	13.023618	17.660508	35.60%	1,041	2006
	12.410677	13.023618	4.94%	3,588	2005
	9.690988	12.410677	28.06%	2,703	2004
	7.919326	9.690988	22.37%	0	2003
	10.000000	7.919326	-20.81%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.361167	8.165994	-46.84%	0	2008
	12.260210	15.361167	25.29%	0	2007
	9.355861	12.260210	31.04%	0	2006
	7.290600	9.355861	28.33%	0	2005
	6.478305	7.290600	12.54%	0	2004
	4.846917	6.478305	33.66%	0	2003
	6.480453	4.846917	-25.21%	371	2002
	9.217263	6.480453	-29.69%	371	2001
	10.000000	9.217263	-7.83%	248	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.563902	13.062257	-46.82%	16,428	2008
	19.604737	24.563902	25.30%	10,355	2007
	14.962124	19.604737	31.03%	9,478	2006
	11.662449	14.962124	28.29%	1,820	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.798979	10.859682	-45.15%	858	2008
	16.757233	19.798979	18.15%	858	2007
	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	1,409	2003
	10.219036	7.513762	-26.47%	1,409	2002
	12.773009	10.219036	-20.00%	1,551	2001
	14.781243	12.773009	-13.59%	77,298	2000
	12.201492	14.781243	21.14%	1,707	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.628401	14.609482	-45.14%	1,647	2008
	22.529507	26.628401	18.19%	3,109	2007
	18.170038	22.529507	23.99%	1,743	2006
	15.448981	18.170038	17.61%	1,442	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.131922	-48.68%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.118329	-38.82%	1,349	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.911463	-20.89%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.547472	-24.53%	1,839	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.541322	9.827747	-47.00%	23	2008
	19.029099	18.541322	-2.56%	300	2007
	16.045220	19.029099	18.60%	260	2006
	14.644667	16.045220	9.56%	239	2005
	12.268146	14.644667	19.37%	1,977	2004
	8.800026	12.268146	39.41%	405	2003
	10.000000	8.800026	-12.00%	342	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.600397	14.437885	6.16%	47,660	2008
	12.879601	13.600397	5.60%	62,411	2007
	12.646037	12.879601	1.85%	77,457	2006
	12.426052	12.646037	1.77%	77,223	2005
	12.210544	12.426052	1.76%	94,047	2004
	12.147237	12.210544	0.52%	104,913	2003
	11.106073	12.147237	9.37%	93,837	2002
	10.508016	11.106073	5.69%	79,798	2001
	9.473867	10.508016	10.92%	919,097	2000
	9.844366	9.473867	-3.76%	28,000	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.298523	5.012580	-39.60%	9,159	2008
	7.044463	8.298523	17.80%	10,302	2007
	6.732585	7.044463	4.63%	15,155	2006
	6.414387	6.732585	4.96%	17,918	2005
	6.017884	6.414387	6.59%	28,987	2004
	4.600232	6.017884	30.82%	33,609	2003
	6.548971	4.600232	-29.76%	28,030	2002
	9.247972	6.548971	-29.18%	37,115	2001
	12.772360	9.247972	-27.59%	402,930	2000
	12.428639	12.772360	2.77%	13,265	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.566680	10.733050	-26.32%	8,371	2008
	13.055277	14.566680	11.58%	9,150	2007
	12.898297	13.055277	1.22%	11,087	2006
	12.070721	12.898297	6.86%	7,804	2005
	11.357455	12.070721	6.28%	7,365	2004
	8.426002	11.357455	34.79%	6,988	2003
	10.000000	8.426002	-15.74%	2,426	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.703384	6.563605	-43.92%	40	2008
	10.857171	11.703384	7.79%	40	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.028901	11.140488	-7.39%	22,834	2008
	11.583512	12.028901	3.85%	22,563	2007
	11.071052	11.583512	4.63%	19,141	2006
	10.873912	11.071052	1.81%	24,481	2005
	10.543381	10.873912	3.13%	25,626	2004
	9.914588	10.543381	6.34%	3,435	2003
	10.000000	9.914588	-0.85%	3	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.919773	10.816900	-16.28%	34,610	2008
	12.385198	12.919773	4.32%	39,075	2007
	11.590666	12.385198	6.85%	30,656	2006
	11.255804	11.590666	2.98%	31,844	2005
	10.658362	11.255804	5.61%	20,117	2004
	9.512081	10.658362	12.05%	13,773	2003
	10.000000	9.512081	-4.88%	3,008	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.660867	10.339873	-24.31%	146,884	2008
	13.120417	13.660867	4.12%	151,082	2007
	11.955598	13.120417	9.74%	138,043	2006
	11.515594	11.955598	3.82%	138,382	2005
	10.667735	11.515594	7.95%	101,718	2004
	9.016631	10.667735	18.31%	70,099	2003
	10.000000	9.016631	-9.83%	16,536	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.723058	9.954672	-32.39%	75,236	2008
	14.075186	14.723058	4.60%	102,266	2007
	12.468670	14.075186	12.88%	104,846	2006
	11.815958	12.468670	5.52%	161,169	2005
	10.696293	11.815958	10.47%	154,990	2004
	8.570137	10.696293	24.81%	76,106	2003
	10.000000	8.570137	-14.30%	17,412	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.354325	9.556444	-37.76%	30,361	2008
	14.705289	15.354325	4.41%	46,549	2007
	12.767402	14.705289	15.18%	77,857	2006
	12.002712	12.767402	6.37%	85,739	2005
	10.681108	12.002712	12.37%	67,129	2004
	8.218945	10.681108	29.96%	16,982	2003
	10.000000	8.218945	-17.81%	142	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.811450	16.161541	-37.39%	25,524	2008
	24.352351	25.811450	5.99%	27,254	2007
	22.485972	24.352351	8.30%	28,593	2006
	20.353296	22.485972	10.48%	32,487	2005
	17.845279	20.353296	14.05%	35,030	2004
	13.447730	17.845279	32.70%	45,554	2003
	16.111432	13.447730	-16.53%	21,240	2002
	16.566203	16.111432	-2.75%	12,465	2001
	14.589957	16.566203	13.55%	573,063	2000
	12.243049	14.589957	19.17%	0	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.761601	11.829103	0.57%	151,648	2008
	11.389731	11.761601	3.26%	152,675	2007
	11.055984	11.389731	3.02%	87,111	2006
	10.926674	11.055984	1.18%	56,477	2005
	10.998203	10.926674	-0.65%	51,902	2004
	11.090636	10.998203	-0.83%	70,174	2003
	11.119112	11.090636	-0.26%	111,493	2002
	10.891167	11.119112	2.09%	57,612	2001
	10.422427	10.891167	4.50%	3,121,071	2000
	10.086763	10.422427	3.33%	27,388	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.080687	-39.19%	1,170	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.125147	11.701327	-47.11%	1,773	2008
	21.813054	22.125147	1.43%	4,309	2007
	18.031528	21.813054	20.97%	4,245	2006
	16.327943	18.031528	10.43%	4,495	2005
	13.776777	16.327943	18.52%	3,282	2004
	10.000000	13.776777	37.77%	2,483	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.302657	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.286901	-37.13%	1,588	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.218621	-37.81%	411	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.692181	-33.08%	852	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.793597	8.867311	-47.20%	9,050	2008
	15.528017	16.793597	8.15%	10,123	2007
	15.266316	15.528017	1.71%	10,685	2006
	14.330796	15.266316	6.53%	11,010	2005
	12.821504	14.330796	11.77%	12.953	2004
	9.689686	12.821504	32.32%	23,793	2003
	14.738777	9.689686	-34.26%	14,754	2002
	16.775454	14.738777	-12.14%	12,522	2001
	20.304522	16.775454	-17.38%	456,020	2000
	10.000000	20.304522	103.05%	1,671	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.241186	20.888577	-33.14%	17,581	2008
	34.051054	31.241186	-8.25%	21,347	2007
	29.456548	34.051054	15.60%	22,448	2006
	28.997596	29.456548	1.58%	32,023	2005
	25.084829	28.997596	15.60%	35,379	2004
	16.227347	25.084829	54.58%	39,490	2003
	22.607355	16.227347	-28.22%	33,152	2002
	17.884672	22.607355	26.41%	23,409	2001
	16.318704	17.884672	9.60%	326,906	2000
	12.952944	16.318704	25.98%	2,718	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.711600	16.880000	-39.09%	23,037	2008
	27.534538	27.711600	0.64%	22,129	2007
	24.936594	27.534538	10.42%	21,258	2006
	22.527605	24.936594	10.69%	30,650	2005
	19.205589	22.527605	17.30%	32,455	2004
	13.819838	19.205589	38.97%	29,400	2003
	16.962886	13.819838	-18.53%	30,140	2002
	18.451164	16.962886	-8.07%	18,323	2001
	17.191574	18.451164	7.33%	671,752	2000
	12.112381	17.191574	41.93%	842	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.400908	11.738054	-18.49%	9,353	2008
	13.967937	14.400908	3.10%	15,654	2007
	13.518819	13.967937	3.32%	16,764	2006
	13.424511	13.518819	0.70%	16,868	2005
	12.786566	13.424511	4.99%	18,548	2004
	11.572500	12.786566	10.49%	19,193	2003
	10.953304	11.572500	5.65%	13,519	2002
	10.668471	10.953304	2.67%	11,398	2001
	10.245290	10.668471	4.13%	325,129	2000
	10.236779	10.245290	0.08%	746	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.814157	8.532324	-42.40%	16,955	2008
	13.896397	14.814157	6.60%	24,920	2007
	12.409166	13.896397	11.98%	31,929	2006
	11.719115	12.409166	5.89%	37,707	2005
	10.834968	11.719115	8.16%	47,542	2004
	8.622061	10.834968	25.67%	52,105	2003
	10.586142	8.622061	-18.55%	63,158	2002
	12.182869	10.586142	-13.11%	68,590	2001
	12.628895	12.182869	-3.53%	1,586,776	2000
	11.982735	12.628895	5.39%	34,254	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.057647	8.908321	-50.67%	3,391	2008
	16.426263	18.057647	9.93%	3,970	2007
	14.353066	16.426263	14.44%	3,782	2006
	13.203617	14.353066	8.71%	6,155	2005
	11.280331	13.203617	17.05%	3,132	2004
	9.113577	11.280331	23.78%	3,115	2003
	10.000000	9.113577	-8.86%	761	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.846962	-1.53%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.815152	1.933573	-49.32%	1,293	2008
	3.223804	3.815152	18.34%	3,020	2007
	2.942465	3.223804	9.56%	3,413	2006
	3.001143	2.942465	-1.96%	3,678	2005
	2.919387	3.001143	2.80%	3,867	2004
	1.908285	2.919387	52.98%	4,079	2003
	3.384294	1.908285	-43.61%	7,525	2002
	5.996363	3.384294	-43.56%	7,556	2001
	10.000000	5.996363	-40.04%	46,993	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.225227	7.207307	-49.33%	4,107	2008
	12.011106	14.225227	18.43%	5,710	2007
	10.971442	12.011106	9.48%	5,358	2006
	11.189794	10.971442	-1.95%	6,733	2005
	10.888566	11.189794	2.77%	9,050	2004
	7.119398	10.888566	52.94%	7,420	2003
	10.000000	7.119398	-28.81%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.284876	9.427118	-42.11%	1,418	2008
	13.497892	16.284876	20.65%	1,421	2007
	13.735472	13.497892	-1.73%	1,413	2006
	12.444811	13.735472	10.37%	1,833	2005
	11.230190	12.444811	10.82%	4,570	2004
	7.477365	11.230190	50.19%	8,287	2003
	10.000000	7.477365	-25.23%	6,845	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.187082	8.188324	-37.91%	10,468	2008
	13.685555	13.187082	-3.64%	17,842	2007
	11.980731	13.685555	14.23%	19,426	2006
	11.661238	11.980731	2.74%	19,086	2005
	10.070517	11.661238	15.80%	27,038	2004
	7.774693	10.070517	29.53%	23,102	2003
	10.539153	7.774693	-26.23%	13,973	2002
	12.174767	10.539153	-13.43%	12,184	2001
	13.821079	12.174767	-11.91%	314,601	2000
	11.835834	13.821079	16.77%	230	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.591616	-44.08%	1,551	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	19.014745	10.208982	-46.31%	34,940	2008
	16.904209	19.014745	12.49%	45,599	2007
	15.889314	16.904209	6.39%	60,907	2006
	15.340269	15.889314	3.58%	77,157	2005
	14.556280	15.340269	5.39%	80,059	2004
	11.279831	14.556280	29.05%	80,392	2003
	15.649321	11.279831	-27.92%	72,163	2002
	18.165855	15.649321	-13.85%	40,004	2001
	18.474301	18.165855	-1.67%	2,558,064	2000
	13.233333	18.474301	39.60%	3,947	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.327425	8.444970	-41.06%	14,222	2008
	13.675231	14.327425	4.77%	18,610	2007
	11.789981	13.675231	15.99%	16,679	2006
	10.465531	11.789981	12.66%	33,022	2005
	8.911680	10.465531	17.44%	34,601	2004
	6.322604	8.911680	40.95%	55,757	2003
	8.239576	6.322604	-23.27%	67,335	2002
	9.505903	8.239576	-13.32%	36,909	2001
	10.000000	9.505903	-4.94%	384,262	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.867724	13.477578	-41.06%	30,695	2008
	21.822967	22.867724	4.79%	34,941	2007
	18.815041	21.822967	15.99%	35,111	2006
	16.697062	18.815041	12.68%	42,026	2005
	14.214155	16.697062	17.47%	41,938	2004
	10.000000	14.214155	42.14%	16,741	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.342058	2.173660	-78.98%	0	2008
	10.505732	10.342058	-1.56%	0	2007
	10.000000	10.505732	5.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.567120	1.990129	-79.20%	0	2008
	10.000000	9.567120	-4.33%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.460789	9.374830	-39.36%	29,891	2008
	15.024833	15.460789	2.90%	31,699	2007
	13.253841	15.024833	13.36%	36,790	2006
	12.689909	13.253841	4.44%	44,010	2005
	11.763806	12.689909	7.87%	47,635	2004
	9.419845	11.763806	24.88%	55,534	2003
	11.771303	9.419845	-19.98%	55,406	2002
	13.296520	11.771303	-11.47%	53,397	2001
	14.788879	13.296520	-10.09%	2,235,906	2000
	12.329765	14.788879	19.94%	11,086	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.732608	5.962922	-38.73%	482	2008
	9.997565	9.732608	-2.65%	394	2007
	10.000000	9.997565	-0.02%	158	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.290851	8.678735	-49.81%	40,282	2008
	16.501698	17.290851	4.78%	46,593	2007
	16.263170	16.501698	1.47%	48,662	2006
	14.690755	16.263170	10.70%	54,301	2005
	12.445509	14.690755	18.04%	57,161	2004
	10.055227	12.445509	23.77%	49,504	2003
	14.130362	10.055227	-28.84%	39,739	2002
	20.863367	14.130362	-32.27%	38,543	2001
	23.849355	20.863367	-12.52%	1,789,761	2000
	13.180191	23.849355	80.95%	25,493	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.037872	10.113712	-8.37%	0	2008
	10.123440	11.037872	9.03%	0	2007
	10.000000	10.123440	1.23%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.112292	11.471211	3.23%	0	2008
	10.370039	11.112292	7.16%	0	2007
	10.000000	10.370039	3.70%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.265159	6.297828	-44.09%	0	2008
	10.994500	11.265159	2.46%	0	2007
	10.000000	10.994500	9.95%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.448855	7.558878	-39.28%	0	2008
	11.602156	12.448855	7.30%	0	2007
	10.000000	11.602156	16.02%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.104513	5.386463	-40.84%	0	2008
	10.315062	9.104513	-11.74%	0	2007
	10.000000	10.315062	3.15%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.499152	8.249929	-28.26%	0	2008
	11.004798	11.499152	4.49%	0	2007
	10.000000	11.004798	10.05%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.536953	7.000546	-39.32%	0	2008
	11.387009	11.536953	1.32%	0	2007
	10.000000	11.387009	13.87%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.633911	7.337855	-31.00%	0	2008
	10.571782	10.633911	0.59%	0	2007
	10.000000	10.571782	5.72%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.732573	7.100855	-39.48%	0	2008
	10.799047	11.732573	8.64%	0	2007
	10.000000	10.799047	7.99%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.786546	7.604188	-29.50%	0	2008
	10.746274	10.786546	0.37%	0	2007
	10.000000	10.746274	7.46%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.763552	5.597969	-47.99%	0	2008
	10.343142	10.763552	4.06%	0	2007
	10.000000	10.343142	3.43%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.000623	6.201934	-37.98%	0	2008
	10.817217	10.000623	-7.55%	0	2007
	10.000000	10.817217	8.17%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.683815	6.603239	-43.48%	4,657	2008
	10.540261	11.683815	10.85%	1,016	2007
	10.000000	10.540261	5.40%	1,736	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.154915	7.006253	-37.19%	3,981	2008
	10.987066	11.154915	1.53%	5,689	2007
	10.000000	10.987066	9.87%	3,094	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.620058	10.602707	-0.16%	0	2008
	10.241763	10.620058	3.69%	0	2007
	10.000000	10.241763	2.42%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.806679	9.563160	-11.51%	407	2008
	10.399424	10.806679	3.92%	795	2007
	10.000000	10.399424	3.99%	197	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.261466	27.031931	-16.21%	3,519	2008
	30.731273	32.261466	4.98%	3,758	2007
	28.140902	30.731273	9.21%	929	2006
	25.437438	28.140902	10.63%	980	2005
	23.451931	25.437438	8.47%	4,861	2004
	18.610910	23.451931	26.01%	5,755	2003
	17.290213	18.610910	7.64%	3,520	2002
	15.936413	17.290213	8.50%	2,809	2001
	14.516616	15.936413	9.78%	44,224	2000
	11.385439	14.516616	27.50%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.975722	9.809374	-45.43%	0	2008
	15.919012	17.975722	12.92%	0	2007
	12.908221	15.919012	23.32%	0	2006
	11.792352	12.908221	9.46%	0	2005
	10.193349	11.792352	15.69%	0	2004
	8.117559	10.193349	25.57%	0	2003
	10.000000	8.117559	-18.82%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.269525	5.387417	-47.54%	6,376	2008
	8.495782	10.269525	20.88%	9,955	2007
	7.888796	8.495782	7.69%	11,846	2006
	6.808374	7.888796	15.87%	8,127	2005
	5.681499	6.808374	19.83%	9,279	2004
	4.066580	5.681499	39.71%	8,861	2003
	5.994160	4.066580	-32.16%	8,596	2002
	8.605609	5.994160	-30.35%	3,058	2001
	10.000000	8.605609	-13.94%	65,457	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.912524	18.918920	-38.80%	15,308	2008
	37.827574	30.912524	-18.28%	19,860	2007
	27.803974	37.827574	36.05%	20,096	2006
	24.101981	27.803974	15.36%	22,342	2005
	17.930553	24.101981	34.42%	25,727	2004
	13.230935	17.930553	35.52%	28,210	2003
	13.532141	13.230935	-2.23%	21,342	2002
	12.501983	13.532141	8.24%	7,616	2001
	12.033260	12.501983	3.90%	250,282	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.539927	10.608521	-65.26%	2,196	2008
	22.528407	30.539927	35.56%	1,543	2007
	16.382210	22.528407	37.52%	812	2006
	12.605738	16.382210	29.96%	924	2005
	10.000000	12.605738	26.06%	842	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	60.431031	20.974288	-65.29%	2,099	2008
	44.562351	60.431031	35.61%	3,343	2007
	32.414752	44.562351	37.48%	3,279	2006
	24.917339	32.414752	30.09%	3,464	2005
	20.083913	24.917339	24.07%	3,515	2004
	13.216913	20.083913	51.96%	4,338	2003
	13.812362	13.216913	-4.31%	6,607	2002
	14.275487	13.812362	-3.24%	5,700	2001
	24.916384	14.275487	-42.71%	108,920	2000
	12.623166	24.916384	97.39%	15,963	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.733939	17.388052	-46.88%	6,410	2008
	22.857287	32.733939	43.21%	3,674	2007
	18.623055	22.857287	22.74%	2,745	2006
	12.463044	18.623055	49.43%	3,124	2005
	10.000000	12.463044	24.63%	164	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	50.316098	26.713771	-46.91%	0	2008
	35.127563	50.316098	43.24%	0	2007
	28.630638	35.127563	22.69%	433	2006
	19.153438	28.630638	49.48%	433	2005
	15.664606	19.153438	22.43%	4,839	2004
	10.964166	15.664606	42.87%	6,677	2003
	11.450041	10.964166	-4.24%	3,600	2002
	12.974758	11.450041	-11.75%	1,703	2001
	11.817233	12.974758	9.80%	66,861	2000
	9.909760	11.817233	19.25%	175	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.656011	8.361699	-38.77%	736	2008
	12.603686	13.656011	8.35%	736	2007
	11.249556	12.603686	12.04%	0	2006
	10.496527	11.249556	7.17%	0	2005
	9.712184	10.496527	8.08%	0	2004
	7.301608	9.712184	33.01%	0	2003
	9.678106	7.301608	-24.56%	0	2002
	9.790234	9.678106	-1.15%	0	2001
	10.047544	9.790234	-2.56%	495,419	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.011994	7.681230	-40.97%	27,099	2008
	12.383086	13.011994	5.08%	34,966	2007
	11.196668	12.383086	10.60%	37,789	2006
	10.530600	11.196668	6.33%	39,531	2005
	9.038605	10.530600	16.51%	40,718	2004
	6.694178	9.038605	35.02%	49,323	2003
	9.282194	6.694178	-27.88%	41,525	2002
	9.781883	9.282194	-5.11%	13,882	2001
	10.000000	9.781883	-2.18%	701,654	2000*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.294691	6.861774	-39.25%	0	2008
	11.220413	11.294691	0.66%	0	2007
	10.303495	11.220413	8.90%	0	2006
	9.934636	10.303495	3.71%	0	2005
	9.380475	9.934636	5.91%	0	2004
	8.184139	9.380475	14.62%	0	2003
	10.022749	8.184139	-18.34%	0	2002
	10.000000	10.022749	0.23%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.527488	5.934668	-52.63%	0	2008
	12.548182	12.527488	-0.16%	0	2007
	11.279089	12.548182	11.25%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.734503	7.213161	-43.36%	0	2008
	11.542768	12.734503	10.32%	0	2007
	11.023590	11.542768	4.71%	0	2006
	10.282402	11.023590	7.21%	0	2005
	9.790271	10.282402	5.03%	0	2004
	7.673888	9.790271	27.58%	0	2003
	10.299485	7.673888	-25.49%	0	2002
	10.000000	10.299485	2.99%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	11.302400	11.807776	4.47%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	177	2007
	10.000000	13.603656	14.52%	166	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.809385	9.502061	-31.19%	0	2008
	12.968239	13.809385	6.49%	0	2007
	11.280955	12.968239	14.96%	0	2006
	10.874565	11.280955	3.74%	0	2005
	10.131479	10.874565	7.33%	0	2004
	8.266851	10.131479	22.56%	0	2003
	9.942134	8.266851	-16.85%	0	2002
	10.000000	9.942134	-0.58%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.749454	8.260850	-29.69%	0	2008
	10.665000	11.749454	10.17%	0	2007
	10.000000	10.665000	6.65%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.850539	6.461002	-45.48%	0	2008
	12.737583	11.850539	-6.96%	0	2007
	10.000000	12.737583	27.38%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.053292	12.363328	-41.28%	0	2008
	18.632898	21.053292	12.99%	0	2007
	14.751026	18.632898	26.32%	0	2006
	12.698388	14.751026	16.16%	0	2005
	10.396068	12.698388	22.15%	0	2004
	8.177656	10.396068	27.13%	0	2003
	10.000000	8.177656	-18.22%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.617072	7.061519	-39.21%	0	2008
	10.199375	11.617072	13.90%	0	2007
	10.000000	10.199375	1.99%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.221926	9.807567	-35.57%	10,654	2008
	15.465441	15.221926	-1.57%	16,612	2007
	13.409003	15.465441	15.34%	13,182	2006
	13.010107	13.409003	3.07%	21,556	2005
	11.689405	13.010107	11.30%	21,225	2004
	9.174309	11.689405	27.41%	22,911	2003
	11.551890	9.174309	-20.58%	17,795	2002
	12.797950	11.551890	-9.74%	14,670	2001
	14.534695	12.797950	-11.95%	95,913	2000
	12.502898	14.534695	16.25%	4,843	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.358592	10.520876	-45.65%	38,642	2008
	16.648726	19.358592	16.28%	37,685	2007
	13.518429	16.648726	23.16%	19,828	2006
	12.117584	13.518429	11.56%	24,921	2005
	10.704526	12.117584	13.20%	27,254	2004
	8.728132	10.704526	22.64%	27,772	2003
	11.128268	8.728132	-21.57%	29,246	2002
	15.953179	11.128268	-30.24%	31,651	2001
	19.471172	15.953179	-18.07%	118,483	2000
	12.049887	19.471172	61.59%	10,374	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.817993	9.683601	-45.65%	6,028	2008
	15.323780	17.817993	16.28%	11,062	2007
	12.442593	15.323780	23.16%	5,290	2006
	11.168399	12.442593	11.41%	6,494	2005
	9.852618	11.168399	13.35%	4,994	2004
	8.033520	9.852618	22.64%	4,925	2003
	10.000000	8.033520	-19.66%	2,913	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.625020	7.917341	-25.48%	3,536	2008
	11.042287	10.625020	-3.78%	2,373	2007
	10.000000	11.042287	10.42%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.197158	7.030404	-42.36%	816	2008
	10.233219	12.197158	19.19%	733	2007
	10.740502	10.233219	-4.72%	1,198	2006
	10.672474	10.740502	0.64%	2,226	2005
	9.789838	10.672474	9.02%	853	2004
	7.957490	9.789838	23.03%	1,469	2003
	10.000000	7.957490	-20.43%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.798017	14.279047	-27.88%	33,332	2008
	21.190011	19.798017	-6.57%	47,155	2007
	18.129889	21.190011	16.88%	67,896	2006
	17.523098	18.129889	3.46%	61,404	2005
	15.559667	17.523098	12.62%	69,136	2004
	12.249189	15.559667	27.03%	70,979	2003
	14.232053	12.249189	-13.93%	79,064	2002
	12.807784	14.232053	11.12%	43,801	2001
	11.005082	12.807784	16.38%	39,166	2000
	11.268440	11.005082	-2.34%	6,703	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.120619	6.639579	-49.40%	906	2008
	9.530785	13.120619	37.67%	8,701	2007
	10.000000	9.530785	-4.69%	242	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.499777	11.147327	-3.06%	9,065	2008
	10.663455	11.499777	7.84%	5,423	2007
	10.656245	10.663455	0.07%	4,388	2006
	10.651623	10.656245	0.04%	5,018	2005
	10.219974	10.651623	4.22%	10,108	2004
	10.000000	10.219974	2.20%	9,867	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.969567	7.891784	-39.15%	460	2008
	12.901475	12.969567	0.53%	460	2007
	11.317614	12.901475	13.99%	460	2006
	10.761179	11.317614	5.17%	460	2005
	9.762273	10.761179	10.23%	460	2004
	7.898637	9.762273	23.59%	460	2003
	10.183502	7.898637	-22.44%	0	2002
	10.000000	10.183502	1.84%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.734114	7.847956	-38.37%	813	2008
	13.735284	12.734114	-7.29%	813	2007
	11.496890	13.735284	19.47%	465	2006
	10.917595	11.496890	5.31%	465	2005
	9.793406	10.917595	11.48%	465	2004
	8.042771	9.793406	21.77%	465	2003
	10.161508	8.042771	-20.85%	0	2002
	10.000000	10.161508	1.62%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.544866	9.282530	-52.51%	387	2008
	14.697551	19.544866	32.98%	387	2007
	14.449559	14.697551	1.72%	387	2006
	12.824709	14.449559	12.67%	387	2005
	11.109714	12.824709	15.44%	387	2004
	8.258747	11.109714	34.52%	387	2003
	10.480972	8.258747	-21.20%	0	2002
	10.000000	10.480972	4.81%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.689487	10.273938	-41.92%	0	2008
	15.403857	17.689487	14.84%	0	2007
	13.179340	15.403857	16.88%	0	2006
	11.392661	13.179340	15.68%	577	2005
	10.080063	11.392661	13.02%	601	2004
	7.689031	10.080063	31.10%	625	2003
	9.746211	7.689031	-21.11%	646	2002
	12.731669	9.746211	-23.45%	646	2001
	17.441358	12.731669	-27.00%	646	2000
	11.540306	17.441358	51.13%	455	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.337288	8.043921	-47.55%	0	2008
	16.213688	15.337288	-5.41%	0	2007
	14.539998	16.213688	11.51%	0	2006
	12.708974	14.539998	14.41%	0	2005
	10.935270	12.708974	16.22%	0	2004
	7.518453	10.935270	45.45%	0	2003
	11.592951	7.518453	-35.15%	0	2002
	16.494084	11.592951	-29.71%	0	2001
	20.656350	16.494084	-20.15%	0	2000
	12.826101	20.656350	61.05%	0	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.059263	10.722577	-37.15%	2,539	2008
	17.016535	17.059263	0.25%	2,704	2007
	14.474136	17.016535	17.57%	2,834	2006
	13.587410	14.474136	6.53%	3,174	2005
	12.388960	13.587410	9.67%	3,350	2004
	10.048782	12.388960	23.29%	4,022	2003
	13.265780	10.048782	-24.25%	5,969	2002
	13.342824	13.265780	-0.58%	5,494	2001
	12.436688	13.342824	7.29%	7,975	2000
	11.884096	12.436688	4.65%	3,588	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.420003	9.812538	-31.95%	4,435	2008
	14.737340	14.420003	-2.15%	6,388	2007
	13.076669	14.737340	12.70%	6,753	2006
	12.379750	13.076669	5.63%	11,036	2005
	10.311541	12.379750	20.06%	7,445	2004
	7.597901	10.311541	35.72%	4,302	2003
	10.000000	7.597901	-24.02%	962	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.583691	7.481911	-35.41%	17,585	2008
	10.911525	11.583691	6.16%	16,354	2007
	10.143929	10.911525	7.57%	12,824	2006
	9.938626	10.143929	2.07%	13,743	2005
	9.499959	9.938626	4.62%	14,582	2004
	7.654150	9.499959	24.12%	17,791	2003
	10.936572	7.654150	-30.01%	18,256	2002
	14.342049	10.936572	-23.74%	19,570	2001
	16.364824	14.342049	-12.36%	137,006	2000
	12.772030	16.364824	28.13%	3,255	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.654133	9.072925	-38.09%	103,020	2008
	14.135644	14.654133	3.67%	105,975	2007
	12.424711	14.135644	13.77%	73,172	2006
	12.048127	12.424711	3.13%	110,780	2005
	11.055229	12.048127	8.98%	127,107	2004
	8.743455	11.055229	26.44%	129,995	2003
	11.433642	8.743455	-23.53%	123,020	2002
	13.219073	11.433642	-13.51%	106,147	2001
	14.792159	13.219073	-10.63%	435,678	2000
	12.451705	14.792159	18.80%	54,221	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.979668	10.394501	-30.61%	15,736	2008
	14.196462	14.979668	5.52%	15,786	2007
	12.373260	14.196462	14.74%	19,211	2006
	12.034289	12.373260	2.82%	20,915	2005
	11.630648	12.034289	3.47%	21,752	2004
	9.744716	11.630648	19.35%	26,637	2003
	11.878721	9.744716	-17.96%	46,233	2002
	13.298747	11.878721	-10.68%	35,755	2001
	13.588614	13.298747	-2.13%	55,696	2000
	12.377494	13.588614	9.78%	10,898	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.270275	6.927735	-38.53%	0	2008
	12.865824	11.270275	-12.40%	0	2007
	12.586704	12.865824	2.22%	0	2006
	12.077221	12.586704	4.22%	0	2005
	11.012255	12.077221	9.67%	0	2004
	8.489452	11.012255	29.72%	0	2003
	10.656860	8.489452	-20.34%	0	2002
	10.000000	10.656860	6.57%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.824119	11.621468	-38.26%	0	2008
	18.350139	18.824119	2.58%	0	2007
	15.195051	18.350139	20.76%	0	2006
	13.786560	15.195051	10.22%	0	2005
	11.661488	13.786560	18.22%	0	2004
	8.682357	11.661488	34.31%	0	2003
	10.042606	8.682357	-13.54%	0	2002
	10.000000	10.042606	0.43%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.985894	9.751164	-2.35%	0	2008
	10.291629	9.985894	-2.97%	0	2007
	10.000000	10.291629	2.92%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.612057	12.430716	-8.68%	29,727	2008
	13.114438	13.612057	3.79%	34,574	2007
	12.782592	13.114438	2.60%	49,459	2006
	12.810509	12.782592	-0.22%	51,776	2005
	12.551247	12.810509	2.07%	55,156	2004
	12.176693	12.551247	3.08%	91,479	2003
	11.309545	12.176693	7.67%	96,464	2002
	10.630687	11.309545	6.39%	44,981	2001
	9.770666	10.630687	8.80%	58,691	2000
	10.000000	9.770666	-2.29%	1,545	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.267756	13.151764	-43.48%	42,997	2008
	20.104112	23.267756	15.74%	51,584	2007
	18.289700	20.104112	9.92%	53,674	2006
	15.890209	18.289700	15.10%	50,479	2005
	13.986657	15.890209	13.61%	44,791	2004
	11.062836	13.986657	26.43%	37,477	2003
	12.400091	11.062836	-10.78%	35,257	2002
	14.365961	12.400091	-13.68%	26,256	2001
	15.633362	14.365961	-8.11%	218,098	2000
	12.784276	15.633362	22.29%	11,727	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.432461	6.032463	-55.09%	4,726	2008
	9.364090	13.432461	43.45%	12,097	2007
	10.000000	9.364090	-6.36%	4,863	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.439229	9.841661	-43.57%	56,151	2008
	17.458770	17.439229	-0.11%	58,114	2007
	14.760062	17.458770	18.28%	54,646	2006
	14.168390	14.760062	4.18%	71,663	2005
	12.914155	14.168390	9.71%	73,075	2004
	10.068066	12.914155	28.27%	76,444	2003
	12.314799	10.068066	-18.24%	90,090	2002
	13.173869	12.314799	-6.52%	54,239	2001
	12.347825	13.173869	6.69%	203,238	2000
	11.797885	12.347825	4.66%	12,312	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.234050	8.290592	-26.20%	0	2008
	10.498392	11.234050	7.01%	0	2007
	10.000000	10.498392	4.98%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.412998	7.564266	-33.72%	1,744	2008
	10.518347	11.412998	8.51%	0	2007
	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.114380	5.362252	-55.74%	6,862	2008
	9.996390	12.114380	21.19%	5,560	2007
	9.637319	9.996390	3.73%	2,010	2006
	8.987214	9.637319	7.23%	2,771	2005
	8.522420	8.987214	5.45%	3,148	2004
	6.672816	8.522420	27.72%	3,173	2003
	8.676041	6.672816	-23.09%	3,173	2002
	10.295564	8.676041	-15.73%	3,274	2001
	12.619265	10.295564	-18.41%	54,350	2000
	12.297109	12.619265	2.62%	1,052	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.490725	8.050949	-48.03%	35,877	2008
	12.396773	15.490725	24.96%	57,087	2007
	11.791270	12.396773	5.14%	50,472	2006
	11.327678	11.791270	4.09%	66,336	2005
	11.136737	11.327678	1.71%	73,829	2004
	8.514851	11.136737	30.79%	76,874	2003
	12.384853	8.514851	-31.25%	76,572	2002
	15.284127	12.384853	-18.97%	65,284	2001
	17.446540	15.284127	-12.39%	459,713	2000
	12.901477	17.446540	35.23%	19,321	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.402019	8.416032	-26.19%	23,748	2008
	11.277015	11.402019	1.11%	25,519	2007
	10.297247	11.277015	9.51%	30,376	2006
	10.196357	10.297247	0.99%	32,182	2005
	9.456304	10.196357	7.83%	30,282	2004
	7.560980	9.456304	25.07%	41,473	2003
	7.408079	7.560980	2.06%	26,041	2002
	8.537159	7.408079	-13.23%	24,216	2001
	11.198884	8.537159	-23.77%	151,506	2000
	10.519957	11.198884	6.45%	6,470	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.786127	7.231511	-26.10%	2,855	2008
	10.000000	9.786127	-2.14%	3,718	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.020864	10.492401	-4.80%	18,003	2008
	10.737396	11.020864	2.64%	30,099	2007
	10.451062	10.737396	2.74%	29,296	2006
	10.393570	10.451062	0.55%	23,986	2005
	10.114979	10.393570	2.75%	20,651	2004
	10.000000	10.114979	1.15%	4,768	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.196312	6.671050	-40.42%	11,069	2008
	9.843302	11.196312	13.75%	4,788	2007
	10.000000	9.843302	-1.57%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.517005	11.344108	-44.71%	4,253	2008
	17.772964	20.517005	15.44%	2,425	2007
	15.297418	17.772964	16.18%	1,965	2006
	13.053223	15.297418	17.19%	4,641	2005
	11.676982	13.053223	11.79%	5,728	2004
	8.278081	11.676982	41.06%	6,140	2003
	10.550644	8.278081	-21.54%	6,166	2002
	13.606956	10.550644	-22.46%	8,322	2001
	17.085125	13.606956	-20.36%	30,791	2000
	12.175055	17.085125	40.33%	1,737	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.135070	10.577575	-44.72%	3,702	2008
	16.573237	19.135070	15.46%	4,167	2007
	14.264458	16.573237	16.19%	6,625	2006
	12.176620	14.264458	17.15%	9,463	2005
	10.891962	12.176620	11.79%	11,295	2004
	7.718997	10.891962	41.11%	10,590	2003
	10.000000	7.718997	-22.81%	10,123	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.601198	7.502620	-51.91%	1,032	2008
	15.000119	15.601198	4.01%	4,310	2007
	13.105208	15.000119	14.46%	2,778	2006
	12.972801	13.105208	1.02%	3,487	2005
	11.554180	12.972801	12.28%	4,303	2004
	7.433831	11.554180	55.43%	2,301	2003
	10.000000	7.433831	-25.66%	1,289	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.347958	7.862729	-30.71%	8,793	2008
	11.104529	11.347958	2.19%	8,937	2007
	10.000000	11.104529	11.05%	6,760	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.752789	6.434554	-34.02%	1,423	2008
	10.143557	9.752789	-3.85%	1,404	2007
	10.000000	10.143557	1.44%	162	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.589253	-34.11%	1,312	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.506531	6.296301	-53.38%	0	2008
	10.655440	13.506531	26.76%	116	2007
	10.000000	10.655440	6.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.329457	7.238892	-41.29%	4,016	2008
	10.843323	12.329457	13.71%	2,143	2007
	10.000000	10.843323	8.43%	1,207	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.859129	10.513161	-41.13%	0	2008
	15.660044	17.859129	14.04%	0	2007
	13.063390	15.660044	19.88%	0	2006
	12.004163	13.063390	8.82%	0	2005
	10.252048	12.004163	17.09%	0	2004
	7.852023	10.252048	30.57%	0	2003
	10.000000	7.852023	-21.48%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.412418	11.938945	4.61%	8,007	2008
	10.435795	11.412418	9.36%	3,607	2007
	10.000000	10.435795	4.36%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.205869	9.345851	-34.21%	1,108	2008
	14.077968	14.205869	0.91%	1,108	2007
	12.231867	14.077968	15.09%	1,823	2006
	11.370133	12.231867	7.58%	3,207	2005
	10.000000	11.370133	13.70%	2,791	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.428589	6.268928	-45.15%	103,043	2008
	8.492349	11.428589	34.58%	107,034	2007
	7.901043	8.492349	7.48%	45,405	2006
	7.126209	7.901043	10.87%	49,771	2005
	6.132757	7.126209	16.20%	55,423	2004
	5.178331	6.132757	18.43%	61,411	2003
	6.253323	5.178331	-17.19%	64,157	2002
	8.122329	6.253323	-23.01%	58,131	2001
	10.000000	8.122329	-18.78%	471,241	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.661468	2.572472	-44.81%	13,612	2008
	3.888995	4.661468	19.86%	12,754	2007
	3.661446	3.888995	6.21%	4,540	2006
	3.332166	3.661446	9.88%	4,540	2005
	3.363865	3.332166	-0.94%	13,957	2004
	2.331479	3.363865	44.28%	18,403	2003
	4.007355	2.331479	-41.82%	20,558	2002
	6.491188	4.007355	-38.26%	29,765	2001
	10.000000	6.491188	-35.09%	575,886	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.256608	7.878316	-44.74%	1,319	2008
	11.888578	14.256608	19.92%	2,041	2007
	11.181353	11.888578	6.33%	1,511	2006
	10.196210	11.181353	9.66%	1,421	2005
	10.265717	10.196210	-0.68%	1,094	2004
	7.083279	10.265717	44.93%	1,269	2003
	10.000000	7.083279	-29.17%	540	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.559274	11.027305	-37.20%	0	2008
	16.798006	17.559274	4.53%	0	2007
	15.395190	16.798006	9.11%	0	2006
	14.091268	15.395190	9.25%	0	2005
	12.178822	14.091268	15.70%	0	2004
	10.000000	12.178822	21.79%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.499263	7.763332	-52.95%	23,944	2008
	13.085427	16.499263	26.09%	24,428	2007
	9.059618	13.085427	44.44%	12,550	2006
	6.970674	9.059618	29.97%	13,894	2005
	5.962587	6.970674	16.91%	19,751	2004
	4.499478	5.962587	32.52%	25,083	2003
	6.152979	4.499478	-26.87%	31,482	2002
	8.158972	6.152979	-24.59%	44,316	2001
	10.000000	8.158972	-18.41%	325,621	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.394698	13.365756	-52.93%	11,403	2008
	22.510007	28.394698	26.14%	17,201	2007
	15.577572	22.510007	44.50%	13,004	2006
	11.978709	15.577572	30.04%	17,639	2005
	10.244286	11.978709	16.93%	16,018	2004
	7.729765	10.244286	32.53%	18,317	2003
	10.000000	7.729765	-22.70%	17,652	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.243699	10.098507	-33.75%	2,053	2008
	14.384752	15.243699	5.97%	0	2007
	12.118222	14.384752	18.70%	652	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	19.054203	11.777626	-38.19%	8,329	2008
	18.015019	19.054203	5.77%	10,133	2007
	16.130788	18.015019	11.68%	9,032	2006
	15.107957	16.130788	6.77%	16,978	2005
	13.243553	15.107957	14.08%	16,993	2004
	10.204085	13.243553	29.79%	17,164	2003
	14.084942	10.204085	-27.55%	32,582	2002
	14.519679	14.084942	-2.99%	16,369	2001
	14.574691	14.519679	-0.38%	15,118	2000
	12.874049	14.574691	13.21%	202	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.515911	5.547951	-47.24%	192	2008
	10.344546	10.515911	1.66%	2,236	2007
	10.000000	10.344546	3.45%	1,978	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.161214	12.361353	-44.22%	13,125	2008
	18.363480	22.161214	20.68%	20,090	2007
	16.253984	18.363480	12.98%	20,533	2006
	14.507227	16.253984	12.04%	23,699	2005
	12.663026	14.507227	14.56%	24,361	2004
	10.037926	12.663026	26.15%	25,961	2003
	14.422615	10.037926	-30.40%	21,286	2002
	19.433420	14.422615	-25.78%	19,213	2001
	21.318413	19.433420	-8.84%	105,006	2000
	14.063808	21.318413	51.58%	5,210	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.186615	8.996714	-53.11%	2,724	2008
	17.817070	19.186615	7.69%	3,460	2007
	16.115010	17.817070	10.56%	3,193	2006
	13.858698	16.115010	16.28%	11,229	2005
	11.825710	13.858698	17.19%	4,277	2004
	8.887227	11.825710	33.06%	4,953	2003
	11.894405	8.887227	-25.28%	3,725	2002
	12.428094	11.894405	-4.29%	1,004	2001
	12.528364	12.428094	-0.80%	5,829	2000
	11.846069	12.528364	5.76%	76	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.318755	5.493696	-46.76%	2,262	2008
	10.166351	10.318755	1.50%	1,980	2007
	10.000000	10.166351	1.66%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.505182	8.958025	-14.73%	14,659	2008
	10.180267	10.505182	3.19%	16,313	2007
	9.918119	10.180267	2.64%	14,280	2006
	9.925486	9.918119	-0.07%	12,030	2005
	9.998725	9.925486	-0.73%	11,344	2004
	10.000000	9.998725	-0.01%	741	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	372	2007
	13.512331	14.009236	3.68%	384	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.082459	8.399779	-40.35%	0	2008
	13.286513	14.082459	5.99%	2,362	2007
	11.862757	13.286513	12.00%	1,740	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.926297	7.557697	-30.83%	4,745	2008
	10.451726	10.926297	4.54%	4,745	2007
	10.000000	10.451726	4.52%	1,132	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.582931	9.395078	-11.22%	9,335	2008
	10.433824	10.582931	1.43%	9,583	2007
	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.090799	7.307804	-39.56%	918	2008
	10.734006	12.090799	12.64%	1,054	2007
	10.000000	10.734006	7.34%	860	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.308815	6.213995	-45.05%	4,955	2008
	10.261053	11.308815	10.21%	7,009	2007
	10.000000	10.261053	2.61%	5,153	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.432295	10.236784	-29.07%	9,454	2008
	14.207908	14.432295	1.58%	9,844	2007
	13.040874	14.207908	8.95%	13,404	2006
	12.931102	13.040874	0.85%	19,395	2005
	11.924059	12.931102	8.45%	28,397	2004
	9.900524	11.924059	20.44%	29,132	2003
	9.737236	9.900524	1.68%	22,276	2002
	9.486372	9.737236	2.64%	13,505	2001
	10.499020	9.486372	-9.65%	55,036	2000
	10.329379	10.499020	1.64%	5,522	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.552447	8.181762	-29.18%	9,474	2008
	11.369143	11.552447	1.61%	10,017	2007
	10.435727	11.369143	8.94%	5,441	2006
	10.000000	10.435727	4.36%	5,470	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.063004	13.755036	-58.40%	1,424	2008
	23.058810	33.063004	43.39%	1,470	2007
	17.121952	23.058810	34.67%	1,512	2006
	13.104750	17.121952	30.65%	1,572	2005
	11.018589	13.104750	18.93%	1,633	2004
	6.768606	11.018589	62.79%	1,633	2003
	8.106355	6.768606	-16.50%	1,688	2002
	8.680573	8.106355	-6.61%	0	2001
	10.000000	8.680573	-13.19%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.586463	15.196467	-58.46%	5,562	2008
	25.521530	36.586463	43.36%	6,602	2007
	18.960812	25.521530	34.60%	7,474	2006
	14.510224	18.960812	30.67%	5,896	2005
	12.198995	14.510224	18.95%	4,638	2004
	7.495729	12.198995	62.75%	2,895	2003
	10.000000	7.495729	-25.04%	3,323	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.889061	13.805969	-33.91%	2,106	2008
	17.616464	20.889061	18.58%	1,248	2007
	12.997702	17.616464	35.54%	1,524	2006
	12.392247	12.997702	4.89%	401	2005
	9.681501	12.392247	28.00%	1,576	2004
	7.915587	9.681501	22.31%	92	2003
	10.000000	7.915587	-20.84%	91	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.304786	8.131881	-46.87%	1,458	2008
	12.221441	15.304786	25.23%	1,458	2007
	9.330986	12.221441	30.98%	1,458	2006
	7.274894	9.330986	28.26%	1,458	2005
	6.467638	7.274894	12.48%	1,458	2004
	4.841394	6.467638	33.59%	1,458	2003
	6.476357	4.841394	-25.25%	1,458	2002
	9.216139	6.476357	-29.73%	0	2001
	10.000000	9.216139	-7.84%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.493336	13.018102	-46.85%	4,920	2008
	19.558384	24.493336	25.23%	2,986	2007
	14.934305	19.558384	30.96%	1,626	2006
	11.646653	14.934305	28.23%	680	2005
	10.339912	11.646653	12.64%	453	2004
	7.756602	10.339912	33.30%	392	2003
	10.000000	7.756602	-22.43%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.706262	10.803329	-45.18%	105	2008
	16.687268	19.706262	18.09%	108	2007
	13.457619	16.687268	24.00%	334	2006
	11.448092	13.457619	17.55%	373	2005
	10.048253	11.448092	13.93%	583	2004
	7.497562	10.048253	34.02%	604	2003
	10.202185	7.497562	-26.51%	1,512	2002
	12.758477	10.202185	-20.04%	1,257	2001
	14.771891	12.758477	-13.63%	6,307	2000
	12.199950	14.771891	21.08%	21	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.565458	14.567530	-45.16%	49	2008
	22.487719	26.565458	18.13%	183	2007
	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	183	2005
	13.548477	15.435931	13.93%	202	2004
	10.000000	13.548477	35.48%	200	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.116244	-38.84%	1,938	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.544912	-24.55%	11,760	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.485638	9.793235	-47.02%	486	2008
	18.981633	18.485638	-2.61%	0	2007
	16.013293	18.981633	18.54%	324	2006
	14.622915	16.013293	9.51%	677	2005
	12.256137	14.622915	19.31%	856	2004
	8.795864	12.256137	39.34%	677	2003
	10.000000	8.795864	-12.04%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.536704	14.362980	6.10%	82,781	2008
	12.825824	13.536704	5.54%	56,332	2007
	12.599616	12.825824	1.80%	57,016	2006
	12.386709	12.599616	1.72%	70,750	2005
	12.178075	12.386709	1.71%	79.628	2004
	12.121079	12.178075	0.47%	123,664	2003
	11.087778	12.121079	9.32%	133,187	2002
	10.496056	11.087778	5.64%	80,294	2001
	9.467860	10.496056	10.86%	19,860	2000
	9.843122	9.467860	-3.81%	13,832	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.259649	4.986558	-39.63%	1,359	2008
	7.015054	8.259649	17.74%	3,506	2007
	6.707862	7.015054	4.58%	59,460	2006
	6.394073	6.707862	4.91%	8,009	2005
	6.001871	6.394073	6.53%	8.891	2004
	4.590315	6.001871	30.75%	10,511	2003
	6.538172	4.590315	-29.79%	9,616	2002
	9.237443	6.538172	-29.22%	9,869	2001
	12.764281	9.237443	-27.63%	34,347	2000
	12.427070	12.764281	2.71%	12,046	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.522885	10.695345	-26.36%	2,164	2008
	13.022665	14.522885	11.52%	2,095	2007
	12.872588	13.022665	1.17%	2,370	2006
	12.052762	12.872588	6.80%	1,323	2005
	11.346316	12.052762	6.23%	1,232	2004
	8.422011	11.346316	34.72%	2,494	2003
	10.000000	8.422011	-15.78%	538	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	248	2007
	10.000000	10.853520	8.54%	130	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.992742	11.101361	-7.43%	49,955	2008
	11.554601	11.992742	3.79%	2,850	2007
	11.049006	11.554601	4.58%	4,329	2006
	10.857746	11.049006	1.76%	11,590	2005
	10.533052	10.857746	3.08%	12,730	2004
	9.909899	10.533052	6.29%	12,387	2003
	10.000000	9.909899	-0.90%	1,737	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.880912	10.778891	-16.32%	21,396	2008
	12.354247	12.880912	4.26%	66,393	2007
	11.567555	12.354247	6.80%	21,371	2006
	11.239043	11.567555	2.92%	19,799	2005
	10.647898	11.239043	5.55%	18,616	2004
	9.507569	10.647898	11.99%	9,636	2003
	10.000000	9.507569	-4.92%	1,794	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.619819	10.303566	-24.35%	127,996	2008
	13.087664	13.619819	4.07%	128,169	2007
	11.931793	13.087664	9.69%	119,853	2006
	11.498473	11.931793	3.77%	121,472	2005
	10.657265	11.498473	7.89%	97,090	2004
	9.012363	10.657265	18.25%	60,134	2003
	10.000000	9.012363	-9.88%	9,317	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.678830	9.919721	-32.42%	41,051	2008
	14.040065	14.678830	4.55%	45,108	2007
	12.443859	14.040065	12.83%	39,155	2006
	11.798411	12.443859	5.47%	48,665	2005
	10.685816	11.798411	10.41%	43,783	2004
	8.566085	10.685816	24.75%	16,960	2003
	10.000000	8.566085	-14.34%	9,598	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.308184	9.522873	-37.79%	14,028	2008
	14.668581	15.308184	4.36%	28,020	2007
	12.741978	14.668581	15.12%	21,388	2006
	11.984875	12.741978	6.32%	21,388	2005
	10.670649	11.984875	12.32%	21,388	2004
	8.215054	10.670649	29.89%	21,388	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.690552	16.077655	-37.42%	11,240	2008
	24.250660	25.690552	5.94%	10,674	2007
	22.403405	24.250660	8.25%	11,787	2006
	20.288824	22.403405	10.42%	14,734	2005
	17.797782	20.288824	14.00%	16,493	2004
	13.418734	17.797782	32.63%	18,139	2003
	16.084876	13.418734	-16.58%	26,674	2002
	16.547367	16.084876	-2.79%	10,010	2001
	14.580726	16.547367	13.49%	49,069	2000
	12.241505	14.580726	19.11%	0	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.706507	11.767718	0.52%	136,589	2008
	11.342165	11.706507	3.21%	84,801	2007
	11.015384	11.342165	2.97%	68,123	2006
	10.892063	11.015384	1.13%	84,571	2005
	10.968931	10.892063	-0.70%	102,875	2004
	11.066732	10.968931	-0.88%	93,668	2003
	11.100780	11.066732	-0.31%	135,868	2002
	10.878760	11.100780	2.04%	86,869	2001
	10.415808	10.878760	4.44%	431,824	2000
	10.085474	10.415808	3.28%	54,496	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.078619	-39.21%	1,909	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.072817	11.667697	-47.14%	2,248	2008
	21.772574	22.072817	1.38%	3,758	2007
	18.007172	21.772574	20.91%	3,079	2006
	16.314137	18.007172	10.38%	2,693	2005
	13.772107	16.314137	18.46%	2,284	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.300524	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.216511	-37.83%	596	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.689909	-33.10%	1,383	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.719936	8.823919	-47.23%	6,369	2008
	15.467798	16.719936	8.10%	9,300	2007
	15.214808	15.467798	1.66%	8,147	2006
	14.289660	15.214808	6.47%	12,156	2005
	12.791193	14.289660	11.71%	13,014	2004
	9.671672	12.791193	32.25%	13,322	2003
	14.718863	9.671672	-34.29%	11,968	2002
	16.761357	14.718863	-12.19%	6,537	2001
	20.297724	16.761357	-17.42%	47,091	2000
	10.000000	20.297724	102.98%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.094922	20.780205	-33.17%	18,392	2008
	33.908952	31.094922	-8.30%	25,563	2007
	29.348465	33.908952	15.54%	33,370	2006
	28.905822	29.348465	1.53%	33,232	2005
	25.018122	28.905822	15.54%	39,390	2004
	16.192394	25.018122	54.51%	41,387	2003
	22.570133	16.192394	-28.26%	34,290	2002
	17.864340	22.570133	26.34%	19,965	2001
	16.308373	17.864340	9.54%	43,277	2000
	12.951308	16.308373	25.92%	2,363	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.581842	16.792408	-39.12%	22,053	2008
	27.419590	27.581842	0.59%	23,936	2007
	24.845062	27.419590	10.36%	19,504	2006
	22.456273	24.845062	10.64%	22,823	2005
	19.154484	22.456273	17.24%	24,829	2004
	13.790055	19.154484	38.90%	29,334	2003
	16.934952	13.790055	-18.57%	30,992	2002
	18.430186	16.934952	-8.11%	22,580	2001
	17.180698	18.430186	7.27%	76,303	2000
	12.110854	17.180698	41.86%	6,045	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.333485	11.677180	-18.53%	18,441	2008
	13.909639	14.333485	3.05%	20,067	2007
	13.469205	13.909639	3.27%	17,101	2006
	13.382009	13.469205	0.65%	17,507	2005
	12.752538	13.382009	4.94%	8,912	2004
	11.547565	12.752538	10.43%	7,493	2003
	10.935239	11.547565	5.60%	3,912	2002
	10.656316	10.935239	2.62%	1,021	2001
	10.238786	10.656316	4.08%	80,072	2000
	10.235484	10.238786	0.03%	0	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.744782	8.488044	-42.43%	26,218	2008
	13.838380	14.744782	6.55%	30,181	2007
	12.363615	13.838380	11.93%	31,368	2006
	11.682001	12.363615	5.83%	32,576	2005
	10.806133	11.682001	8.11%	33,061	2004
	8.603482	10.806133	25.60%	34,413	2003
	10.568710	8.603482	-18.59%	39,500	2002
	12.169023	10.568710	-13.15%	39,070	2001
	12.620906	12.169023	-3.58%	145,298	2000
	11.981226	12.620906	5.34%	16,333	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.003353	8.877015	-50.69%	5,041	2008
	16.385241	18.003353	9.88%	5,122	2007
	14.324469	16.385241	14.39%	97	2006
	13.183976	14.324469	8.65%	98	2005
	11.269271	13.183976	16.99%	102	2004
	9.109258	11.269271	23.71%	100	2003
	10.000000	9.109258	-8.91%	12,700	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.843634	-1.56%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.801112	1.925470	-49.34%	0	2008
	3.213573	3.801112	18.28%	0	2007
	2.934614	3.213573	9.51%	0	2006
	2.994660	2.934614	-2.01%	0	2005
	2.914558	2.994660	2.75%	0	2004
	1.906091	2.914558	52.91%	0	2003
	3.382136	1.906091	-43.64%	49	2002
	5.995625	3.382136	-43.59%	958	2001
	10.000000	5.995625	-40.03%	8,273	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.184359	7.182941	-49.36%	1,315	2008
	11.982716	14.184359	18.37%	2,155	2007
	10.951058	11.982716	9.42%	2,335	2006
	11.174663	10.951058	-2.00%	1,159	2005
	10.879360	11.174663	2.71%	1,026	2004
	7.116977	10.879360	52.86%	803	2003
	10.000000	7.116977	-28.83%	634	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.235926	9.393992	-42.14%	3,708	2008
	13.464193	16.235926	20.59%	4,081	2007
	13.708128	13.464193	-1.78%	8,603	2006
	12.426323	13.708128	10.32%	13,819	2005
	11.219200	12.426323	10.76%	22,979	2004
	7.473837	11.219200	50.11%	31,556	2003
	10.000000	7.473837	-25.26%	781	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.125312	8.145827	-37.94%	13,606	2008
	13.628411	13.125312	-3.69%	25,134	2007
	11.936752	13.628411	14.17%	28,572	2006
	11.624315	11.936752	2.69%	30,214	2005
	10.043723	11.624315	15.74%	21,791	2004
	7.757941	10.043723	29.46%	13,413	2003
	10.521790	7.757941	-26.27%	12,763	2002
	12.160926	10.521790	-13.48%	9,930	2001
	13.812331	12.160926	-11.96%	79,672	2000
	11.834345	13.812331	16.71%	3,648	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.589702	-44.10%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.925714	10.156003	-46.34%	31,304	2008
	16.833637	18.925714	12.43%	36,498	2007
	15.830998	16.833637	6.33%	42,374	2006
	15.291700	15.830998	3.53%	46,910	2005
	14.517548	15.291700	5.33%	59,150	2004
	11.255526	14.517548	28.98%	66,079	2003
	15.623539	11.255526	-27.96%	69,480	2002
	18.145209	15.623539	-13.90%	42,400	2001
	18.462618	18.145209	-1.72%	157,543	2000
	13.231670	18.462618	39.53%	10,834	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.813666	13.438879	-41.09%	17,069	2008
	21.782493	22.813666	4.73%	19,252	2007
	18.789648	21.782493	15.93%	21,809	2006
	16.682960	18.789648	12.63%	24,243	2005
	14.209351	16.682960	17.41%	25,155	2004
	10.000000	14.209351	42.09%	10,283	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.271766	8.407890	-41.09%	35,677	2008
	13.629059	14.271766	4.72%	38,350	2007
	11.756121	13.629059	15.93%	28,775	2006
	10.440758	11.756121	12.60%	32,538	2005
	8.895100	10.440758	17.38%	34,234	2004
	6.314040	8.895100	40.88%	43,895	2003
	8.232600	6.314040	-23.30%	69,553	2002
	9.502715	8.232600	-13.37%	22,431	2001
	10.000000	9.502715	-4.97%	42,936	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.563886	1.988444	-79.21%	242	2008
	10.000000	9.563886	-4.36%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.333299	2.170717	-78.99%	0	2008
	10.502191	10.333299	-1.61%	0	2007
	10.000000	10.502191	5.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.388393	9.326193	-39.39%	30,555	2008
	14.962113	15.388393	2.85%	38,647	2007
	13.205210	14.962113	13.30%	38,982	2006
	12.649738	13.205210	4.39%	42,610	2005
	11.732516	12.649738	7.82%	42,795	2004
	9.399555	11.732516	24.82%	47,833	2003
	11.751920	9.399555	-20.02%	44,699	2002
	13.281403	11.751920	-11.52%	31,138	2001
	14.779520	13.281403	-10.14%	255,734	2000
	12.328212	14.779520	19.88%	5,051	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.724370	5.954845	-38.76%	4,808	2008
	9.994196	9.724370	-2.70%	4,536	2007
	10.000000	9.994196	-0.06%	530	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.209838	8.633683	-49.83%	15,790	2008
	16.432771	17.209838	4.73%	15,647	2007
	16.203447	16.432771	1.42%	9,086	2006
	14.644219	16.203447	10.65%	12,485	2005
	12.412379	14.644219	17.98%	13,581	2004
	10.033548	12.412379	23.71%	14,463	2003
	14.107081	10.033548	-28.88%	17,912	2002
	20.839650	14.107081	-32.31%	12,079	2001
	23.834283	20.839650	-12.56%	149,774	2000
	13.178533	23.834283	80.86%	1,127	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.028989	10.100445	-8.42%	0	2008
	10.120458	11.028989	8.98%	0	2007
	10.000000	10.120458	1.20%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.103352	11.456166	3.18%	0	2008
	10.366984	11.103352	7.10%	0	2007
	10.000000	10.366984	3.67%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.256238	6.289634	-44.12%	0	2008
	10.991407	11.256238	2.41%	0	2007
	10.000000	10.991407	9.91%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.439008	7.549055	-39.31%	0	2008
	11.598891	12.439008	7.24%	0	2007
	10.000000	11.598891	15.99%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.097298	5.379457	-40.87%	0	2008
	10.312149	9.097298	-11.78%	0	2007
	10.000000	10.312149	3.12%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.490037	8.239202	-28.29%	0	2008
	11.001693	11.490037	4.44%	0	2007
	10.000000	11.001693	10.02%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.527802	6.991427	-39.35%	0	2008
	11.383794	11.527802	1.27%	0	2007
	10.000000	11.383794	13.84%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.625490	7.328317	-31.03%	0	2008
	10.568800	10.625490	0.54%	0	2007
	10.000000	10.568800	5.69%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.723275	7.091623	-39.51%	0	2008
	10.796002	11.723275	8.59%	0	2007
	10.000000	10.796002	7.96%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.777996	7.594298	-29.54%	0	2008
	10.743245	10.777996	0.32%	0	2007
	10.000000	10.743245	7.43%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.755028	5.590692	-48.02%	0	2008
	10.340219	10.755028	4.01%	0	2007
	10.000000	10.340219	3.40%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.992694	6.193861	-38.02%	0	2008
	10.814168	9.992694	-7.60%	0	2007
	10.000000	10.814168	8.14%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.673904	6.594283	-43.51%	1,369	2008
	10.536702	11.673904	10.79%	648	2007
	10.000000	10.536702	5.37%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.145496	6.996774	-37.22%	3,764	2008
	10.983371	11.145496	1.48%	8,362	2007
	10.000000	10.983371	9.83%	5,236	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.611026	10.588317	-0.21%	4,652	2008
	10.238277	10.611026	3.64%	4,154	2007
	10.000000	10.238277	2.38%	4,363	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.797546	9.550224	-11.55%	1,312	2008
	10.395936	10.797546	3.86%	1,247	2007
	10.000000	10.395936	3.96%	663	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.110447	26.891737	-16.25%	285	2008
	30.603032	32.110447	4.93%	285	2007
	28.037652	30.603032	9.15%	951	2006
	25.356933	28.037652	10.57%	951	2005
	23.389566	25.356933	8.41%	2,737	2004
	18.570832	23.389566	25.95%	3,980	2003
	17.261739	18.570832	7.58%	1,498	2002
	15.918288	17.261739	8.44%	24	2001
	14.507420	15.918288	9.73%	5,880	2000
	11.383996	14.507420	27.44%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.924126	9.776243	-45.46%	0	2008
	15.881416	17.924126	12.86%	0	2007
	12.884245	15.881416	23.26%	0	2006
	11.776394	12.884245	9.41%	0	2005
	10.184725	11.776394	15.63%	0	2004
	8.114795	10.184725	25.51%	0	2003
	10.000000	8.114795	-18.85%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.229590	5.363742	-47.57%	168	2008
	8.467069	10.229590	20.82%	572	2007
	7.866116	8.467069	7.64%	1,335	2006
	6.792239	7.866116	15.81%	2,543	2005
	5.670913	6.792239	19.77%	2,514	2004
	4.061066	5.670913	39.64%	762	2003
	5.989084	4.061066	-32.19%	817	2002
	8.602719	5.989084	-30.38%	479	2001
	10.000000	8.602719	-13.97%	8,705	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.767842	18.820759	-38.83%	12,564	2008
	37.669761	30.767842	-18.32%	17,328	2007
	27.701981	37.669761	35.98%	17,350	2006
	24.025710	27.701981	15.30%	22,956	2005
	17.882880	24.025710	34.35%	23,132	2004
	13.202435	17.882880	35.45%	19,745	2003
	13.509845	13.202435	-2.28%	18,218	2002
	12.487759	13.509845	8.18%	6,309	2001
	12.021218	12.487759	3.88%	9,057	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.483292	10.583445	-65.28%	817	2008
	22.498101	30.483292	35.49%	958	2007
	16.368454	22.498101	37.45%	758	2006
	12.601515	16.368454	29.89%	984	2005
	10.000000	12.601515	26.02%	61	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	60.148122	20.865450	-65.31%	1,209	2008
	44.376351	60.148122	35.54%	1,335	2007
	32.295777	44.376351	37.41%	1,543	2006
	24.838435	32.295777	30.02%	1,585	2005
	20.030473	24.838435	24.00%	1,824	2004
	13.188423	20.030473	51.88%	3,580	2003
	13.789595	13.188423	-4.36%	3,362	2002
	14.259243	13.789595	-3.29%	1,588	2001
	24.900624	14.259243	-42.74%	10,086	2000
	12.621572	24.900624	97.29%	0	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.673221	17.346970	-46.91%	6,274	2008
	22.826527	32.673221	43.14%	5,737	2007
	18.607412	22.826527	22.67%	4,399	2006
	12.458870	18.607412	49.35%	512	2005
	10.000000	12.458870	24.59%	96	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	50.080524	26.575168	-46.94%	735	2008
	34.980940	50.080524	43.17%	796	2007
	28.525563	34.980940	22.63%	1,091	2006
	19.092790	28.525563	49.40%	1,420	2005
	15.602972	19.092790	22.37%	1,520	2004
	10.940542	15.602972	42.62%	2,347	2003
	11.431171	10.940542	-4.29%	8,599	2002
	12.959993	11.431171	-11.80%	0	2001
	11.809742	12.959993	9.74%	74	2000
	9.908503	11.809742	19.19%	296	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.597276	8.321500	-38.80%	1,609	2008
	12.555891	13.597276	8.29%	1,609	2007
	11.212563	12.555891	11.98%	1,609	2006
	10.467304	11.212563	7.12%	1,441	2005
	9.690056	10.467304	8.02%	1,975	2004
	7.288675	9.690056	32.95%	1,444	2003
	9.665888	7.288675	-24.59%	1,444	2002
	9.782879	9.665888	-1.20%	1,444	2001
	10.045034	9.782879	-2.61%	7,848	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.961461	7.647506	-41.00%	41,500	2008
	12.341291	12.961461	5.03%	41,031	2007
	11.164518	12.341291	10.54%	26,561	2006
	10.505672	11.164518	6.27%	30,647	2005
	9.021800	10.505672	16.45%	42,783	2004
	6.685114	9.021800	34.95%	55,180	2003
	9.274332	6.685114	-27.92%	63,158	2002
	9.778601	9.274332	-5.16%	24,033	2001
	10.000000	9.778601	-2.21%	35,941	2000*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.259655	6.837009	-39.28%	6,616	2008
	11.191325	11.259655	0.61%	10,382	2007
	10.281983	11.191325	8.84%	10,798	2006
	9.918917	10.281983	3.66%	11,023	2005
	9.370373	9.918917	5.85%	11,883	2004
	8.179476	9.370373	14.56%	11,876	2003
	10.022125	8.179476	-18.39%	2,587	2002
	10.000000	10.022125	0.22%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.491500	5.914600	-52.65%	105	2008
	12.518519	12.491500	-0.22%	1,458	2007
	11.258131	12.518519	11.20%	489	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.694952	7.187090	-43.39%	0	2008
	11.512800	12.694952	10.27%	1,307	2007
	11.000544	11.512800	4.66%	1,307	2006
	10.266108	11.000544	7.15%	0	2005
	9.779716	10.266108	4.97%	0	2004
	7.669506	9.779716	27.51%	0	2003
	10.298840	7.669506	-25.53%	0	2002
	10.000000	10.298840	2.99%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.766503	9.467739	-31.23%	13,357	2008
	12.934570	13.766503	6.43%	21,650	2007
	11.257364	12.934570	14.90%	23,053	2006
	10.857313	11.257364	3.68%	8,713	2005
	10.120540	10.857313	7.28%	10,955	2004
	8.262126	10.120540	22.49%	10,183	2003
	9.941509	8.262126	-16.89%	4,739	2002
	10.000000	9.941509	-0.58%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.740142	8.250100	-29.73%	0	2008
	10.661992	11.740142	10.11%	0	2007
	10.000000	10.661992	6.62%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.841142	6.452593	-45.51%	0	2008
	12.733986	11.841142	-7.01%	0	2007
	10.000000	12.733986	27.34%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.992749	12.321506	-41.31%	0	2008
	18.588802	20.992749	12.93%	0	2007
	14.723563	18.588802	26.25%	0	2006
	12.681165	14.723563	16.11%	0	2005
	10.387244	12.681165	22.08%	0	2004
	8.174876	10.387244	27.06%	0	2003
	10.000000	8.174876	-18.25%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.607232	7.051943	-39.25%	4,203	2008
	10.195933	11.607232	13.84%	8,303	2007
	10.000000	10.195933	1.96%	11,472	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.150584	9.756634	-35.60%	50,110	2008
	15.400828	15.150584	-1.62%	61,541	2007
	13.359736	15.400828	15.28%	63,715	2006
	12.968874	13.359736	3.01%	75,016	2005
	11.658279	12.968874	11.24%	80,097	2004
	9.154526	11.658279	27.35%	85,571	2003
	11.532853	9.154526	-20.62%	76,326	2002
	12.783396	11.532853	-9.78%	28,701	2001
	14.525483	12.783396	-11.99%	116,969	2000
	12.501318	14.525483	16.19%	0	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.267971	10.466302	-45.68%	13,145	2008
	16.579251	19.267971	16.22%	15,038	2007
	13.468827	16.579251	23.09%	16,063	2006
	12.079221	13.468827	11.50%	16,764	2005
	10.676053	12.079221	13.14%	18,333	2004
	8.709328	10.676053	22.58%	20,808	2003
	11.109924	8.709328	-21.61%	23,080	2002
	15.935027	11.109924	-30.28%	32,398	2001
	19.458849	15.935027	-18.11%	239,024	2000
	12.048368	19.458849	61.51%	0	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.766815	9.650868	-45.68%	15,439	2008
	15.287576	17.766815	16.22%	22,788	2007
	12.419484	15.287576	23.09%	25,612	2006
	11.153296	12.419484	11.35%	28,561	2005
	9.844280	11.153296	13.30%	30,200	2004
	8.030782	9.844280	22.58%	28,911	2003
	10.000000	8.030782	-19.69%	19,552	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.616031	7.906617	-25.52%	5,107	2008
	11.038582	10.616031	-3.83%	6,251	2007
	10.000000	11.038582	10.39%	4,942	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.162112	7.006638	-42.39%	1,131	2008
	10.209023	12.162112	19.13%	1,384	2007
	10.720535	10.209023	-4.77%	4,098	2006
	10.658021	10.720535	0.59%	4,948	2005
	9.781540	10.658021	8.96%	3,459	2004
	7.954778	9.781540	22.96%	13,357	2003
	10.000000	7.954778	-20.45%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.705270	14.204930	-27.91%	98,436	2008
	21.101512	19.705270	-6.62%	105,602	2007
	18.063317	21.101512	16.82%	138,085	2006
	17.467591	18.063317	3.41%	170,271	2005
	15.518266	17.467591	12.56%	177,917	2004
	12.222795	15.518266	26.96%	181,023	2003
	14.208598	12.222795	-13.98%	149,797	2002
	12.793204	14.208598	11.06%	52,901	2001
	10.998104	12.793204	16.32%	69,378	2000
	11.267010	10.998104	-2.39%	3,076	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.109516	6.630575	-49.42%	8,457	2008
	9.527574	13.109516	37.60%	6,331	2007
	10.000000	9.527574	-4.72%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.472534	11.115274	-3.11%	27,863	2008
	10.643627	11.472534	7.79%	25,075	2007
	10.641817	10.643627	0.02%	25,204	2006
	10.642589	10.641817	-0.01%	17,990	2005
	10.216492	10.642589	4.17%	38	2004
	10.000000	10.216492	2.16%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.929299	7.863278	-39.18%	2,094	2008
	12.867990	12.929299	0.48%	9,025	2007
	11.293957	12.867990	13.94%	9,025	2006
	10.744113	11.293957	5.12%	9,025	2005
	9.751754	10.744113	10.18%	9,025	2004
	7.894129	9.751754	23.53%	26,213	2003
	10.182862	7.894129	-22.48%	38,090	2002
	10.000000	10.182862	1.83%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.694609	7.819618	-38.40%	23,776	2008
	13.699669	12.694609	-7.34%	43,392	2007
	11.472884	13.699669	19.41%	38,277	2006
	10.900314	11.472884	5.25%	41,011	2005
	9.782864	10.900314	11.42%	48,803	2004
	8.038186	9.782864	21.70%	56,741	2003
	10.160876	8.038186	-20.89%	34,368	2002
	10.000000	10.160876	1.61%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.484231	9.249021	-52.53%	0	2008
	14.659433	19.484231	32.91%	9,171	2007
	14.419388	14.659433	1.66%	9,171	2006
	12.804398	14.419388	12.61%	8,939	2005
	11.097745	12.804398	15.38%	11,115	2004
	8.254034	11.097745	34.45%	12,445	2003
	10.480321	8.254034	-21.24%	12,638	2002
	10.000000	10.480321	4.80%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.606576	10.220585	-41.95%	0	2008
	15.339479	17.606576	14.78%	0	2007
	13.130907	15.339479	16.82%	0	2006
	11.356540	13.130907	15.62%	0	2005
	10.053206	11.356540	12.96%	0	2004
	7.672436	10.053206	31.03%	0	2003
	9.730126	7.672436	-21.15%	0	2002
	12.717168	9.730126	-23.49%	0	2001
	17.430313	12.717168	-27.04%	0	2000
	11.538849	17.430313	51.06%	0	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.265381	8.002133	-47.58%	0	2008
	16.145913	15.265381	-5.45%	0	2007
	14.486558	16.145913	11.45%	0	2006
	12.668677	14.486558	14.35%	0	2005
	10.906133	12.668677	16.16%	0	2004
	7.502227	10.906133	45.37%	0	2003
	11.573823	7.502227	-35.18%	0	2002
	16.475303	11.573823	-29.75%	0	2001
	20.643272	16.475303	-20.19%	0	2000
	12.824482	20.643272	60.97%	0	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	16.979367	10.666929	-37.18%	0	2008
	16.945489	16.979367	0.20%	0	2007
	14.420996	16.945489	17.51%	0	2006
	13.544372	14.420996	6.47%	0	2005
	12.355985	13.544372	9.62%	0	2004
	10.027117	12.355985	23.23%	0	2003
	13.243925	10.027117	-24.29%	0	2002
	13.327642	13.243925	-0.63%	0	2001
	12.428801	13.327642	7.23%	513	2000
	11.882597	12.428801	4.60%	0	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.378592	9.779387	-31.99%	20,366	2008
	14.702514	14.378592	-2.20%	15,423	2007
	13.052374	14.702514	12.64%	16,169	2006
	12.363005	13.052374	5.58%	16,065	2005
	10.302820	12.363005	20.00%	9,345	2004
	7.595316	10.302820	35.65%	64,294	2003
	10.000000	7.595316	-24.05%	1,722	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.529422	7.443071	-35.44%	11,354	2008
	10.865963	11.529422	6.11%	13,898	2007
	10.106683	10.865963	7.51%	14,428	2006
	9.907140	10.106683	2.01%	16,348	2005
	9.474668	9.907140	4.56%	17,167	2004
	7.637651	9.474668	24.05%	16,937	2003
	10.918541	7.637651	-30.05%	23,018	2002
	14.325738	10.918541	-23.78%	21,548	2001
	16.354471	14.325738	-12.40%	139,848	2000
	12.770419	16.354471	28.07%	180	1999

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	18.964959	11.716490	-38.22%	19,274	2008
	17.939803	18.964959	5.71%	13,657	2007
	16.071562	17.939803	11.62%	19,041	2006
	15.060109	16.071562	6.72%	22,846	2005
	13.208305	15.060109	14.02%	29,471	2004
	10.182084	13.208305	29.72%	34,696	2003
	14.061726	10.182084	-27.59%	33,456	2002
	14.503162	14.061726	-3.04%	22,609	2001
	14.565469	14.503162	-0.43%	33,640	2000
	12.872425	14.565469	13.15%	0	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.506997	5.540432	-47.27%	0	2008
	10.341055	10.506997	1.60%	1,843	2007
	10.000000	10.341055	3.41%	1,365	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.057366	12.297163	-44.25%	13,536	2008
	18.286759	22.057366	20.62%	15,601	2007
	16.194277	18.286759	12.92%	18,427	2006
	14.461252	16.194277	11.98%	23,785	2005
	12.629313	14.461252	14.51%	26,255	2004
	10.016277	12.629313	26.09%	25,387	2003
	14.398827	10.016277	-30.44%	22,416	2002
	19.411326	14.398827	-25.82%	14,841	2001
	21.304943	19.411326	-8.89%	208,480	2000
	14.062035	21.304943	51.51%	1,708	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.096698	8.949982	-53.13%	14,951	2008
	17.742630	19.096698	7.63%	16,987	2007
	16.055808	17.742630	10.51%	25,764	2006
	13.814765	16.055808	16.22%	32,790	2005
	11.794211	13.814765	17.13%	13,998	2004
	8.868057	11.794211	33.00%	12,774	2003
	11.874797	8.868057	-25.32%	12,495	2002
	12.413955	11.874797	-4.34%	6,243	2001
	12.520433	12.413955	-0.85%	37,502	2000
	11.844579	12.520433	5.71%	293	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.310009	5.486248	-46.79%	295	2008
	10.162920	10.310009	1.45%	5,810	2007
	10.000000	10.162920	1.63%	5,810	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.480296	8.932255	-14.77%	8,235	2008
	10.161335	10.480296	3.14%	3,292	2007
	9.904696	10.161335	2.59%	3,479	2006
	9.917071	9.904696	-0.12%	4,441	2005
	9.995324	9.917071	-0.78%	10,728	2004
	10.000000	9.995324	-0.05%	2,744	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.056308	8.379915	-40.38%	586	2008
	13.268612	14.056308	5.94%	8,754	2007
	11.852772	13.268612	11.95%	1,513	2006
	11.266289	11.852772	5.21%	286	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.917058	7.547477	-30.87%	18,634	2008
	10.448212	10.917058	4.49%	12,920	2007
	10.000000	10.448212	4.48%	4,332	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.573953	9.382348	-11.27%	4,074	2008
	10.430304	10.573953	1.38%	13,641	2007
	10.000000	10.430304	4.30%	1,579	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.080556	7.297903	-39.59%	19,568	2008
	10.730389	12.080556	12.58%	18,668	2007
	10.000000	10.730389	7.30%	229	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.299224	6.205551	-45.08%	8,248	2008
	10.257600	11.299224	10.15%	5,548	2007
	10.000000	10.257600	2.58%	2,809	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.789543	5.969082	-39.03%	4,286	2008
	10.000000	9.789543	-2.10%	203	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.364668	10.183633	-29.11%	30,520	2008
	14.148553	14.364668	1.53%	30,890	2007
	12.992981	14.148553	8.89%	41,393	2006
	12.890147	12.992981	0.80%	56,497	2005
	11.892325	12.890147	8.39%	86,639	2004
	9.879176	11.892325	20.38%	86,973	2003
	9.721174	9.879176	1.63%	73,276	2002
	9.475563	9.721174	2.59%	22,330	2001
	10.492359	9.475563	-9.69%	47,369	2000
	10.328064	10.492359	1.59%	327	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.536825	8.166545	-29.21%	16,976	2008
	11.359568	11.536825	1.56%	15,971	2007
	10.432214	11.359568	8.89%	17,521	2006
	10.000000	10.432214	4.32%	13,981	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.941605	13.697545	-58.42%	125	2008
	22.985864	32.941605	43.31%	190	2007
	17.076429	22.985864	34.61%	190	2006
	13.076523	17.076429	30.59%	538	2005
	11.000440	13.076523	18.87%	542	2004
	6.760886	11.000440	62.71%	542	2003
	8.101230	6.760886	-16.54%	542	2002
	8.679512	8.101230	-6.66%	1,040	2001
	10.000000	8.679512	-13.20%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.481374	15.145084	-58.49%	11,864	2008
	25.461205	36.481374	43.28%	17,684	2007
	18.925563	25.461205	34.53%	17,212	2006
	14.490577	18.925563	30.61%	13,970	2005
	12.188660	14.490577	18.89%	10,147	2004
	7.493172	12.188660	62.66%	3,899	2003
	10.000000	7.493172	-25.07%	2,299	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.826261	13.757467	-33.94%	18,690	2008
	17.572461	20.826261	18.52%	3,525	2007
	12.971798	17.572461	35.47%	2,854	2006
	12.373818	12.971798	4.83%	4,362	2005
	9.672009	12.373818	27.93%	4,625	2004
	7.911840	9.672009	22.25%	3,026	2003
	10.000000	7.911840	-20.88%	630	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.248556	8.097881	-46.89%	870	2008
	12.182757	15.248556	25.17%	929	2007
	9.306171	12.182757	30.91%	929	2006
	7.259219	9.306171	28.20%	929	2005
	6.456972	7.259219	12.42%	929	2004
	4.835860	6.456972	33.52%	929	2003
	6.472249	4.835860	-25.28%	929	2002
	9.215010	6.472249	-29.76%	929	2001
	10.000000	9.215010	-7.85%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.422976	12.974091	-46.88%	10,804	2008
	19.512150	24.422976	25.17%	4,950	2007
	14.906551	19.512150	30.90%	6,187	2006
	11.630897	14.906551	28.16%	10,356	2005
	10.331173	11.630897	12.58%	2,046	2004
	7.753975	10.331173	33.24%	644	2003
	10.000000	7.753975	-22.46%	57	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.613938	10.747242	-45.21%	1,157	2008
	16.617558	19.613938	18.03%	1,177	2007
	13.408175	16.617558	23.94%	1,177	2006
	11.411811	13.408175	17.49%	1,177	2005
	10.021510	11.411811	13.87%	1,177	2004
	7.481395	10.021510	33.95%	1,177	2003
	10.185366	7.481395	-26.55%	2,584	2002
	12.743972	10.185366	-20.08%	854	2001
	14.762540	12.743972	-13.67%	21,939	2000
	12.198407	14.762540	21.02%	0	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.502591	14.525655	-45.19%	2,765	2008
	22.445955	26.502591	18.07%	1,475	2007
	18.120974	22.445955	23.87%	14	2006
	15.422868	18.120974	17.49%	14	2005
	13.543884	15.422868	13.87%	799	2004
	10.000000	13.543884	35.44%	1,573	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.128430	-48.72%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.114157	-38.86%	6,198	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.430052	9.758808	-47.05%	5,110	2008
	18.934225	18.430052	-2.66%	6,588	2007
	15.981399	18.934225	18.48%	6,219	2006
	14.601183	15.981399	9.45%	5,140	2005
	12.244135	14.601183	19.25%	5,270	2004
	8.791707	12.244135	39.27%	5,062	2003
	10.000000	8.791707	-12.08%	359	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.473320	14.288471	6.05%	201,072	2008
	12.772282	13.473320	5.49%	148,836	2007
	12.553370	12.772282	1.74%	185,598	2006
	12.347500	12.553370	1.67%	251,526	2005
	12.145681	12.347500	1.66%	258,630	2004
	12.094979	12.145681	0.42%	354,824	2003
	11.069522	12.094979	9.26%	389,499	2002
	10.484119	11.069522	5.58%	117,106	2001
	9.461864	10.484119	10.80%	185,774	2000
	9.841878	9.461864	-3.36%	565	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.220945	4.960659	-39.66%	15,724	2008
	6.985741	8.220945	17.68%	18,517	2007
	6.683217	6.985741	4.53%	38,347	2006
	6.373790	6.683217	4.85%	37,999	2005
	5.985870	6.373790	6.48%	36,395	2004
	4.580410	5.985870	30.68%	18,660	2003
	6.527385	4.580410	-29.83%	15,286	2002
	9.226923	6.527385	-29.26%	4,765	2001
	12.756184	9.226923	-27.67%	47,829	2000
	12.425504	12.756184	2.66%	1,047	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.479203	10.657757	-26.39%	10,561	2008
	12.990119	14.479203	11.46%	11,816	2007
	12.846932	12.990119	1.11%	9,995	2006
	12.034828	12.846932	6.75%	10,383	2005
	11.335187	12.034828	6.17%	10,156	2004
	8.418014	11.335187	34.65%	10,037	2003
	10.000000	8.418014	-15.82%	1,476	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	1,193	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.956703	11.062388	-7.48%	82,094	2008
	11.525753	11.956703	3.74%	63,539	2007
	11.027002	11.525753	4.52%	45,332	2006
	10.841616	11.027002	1.71%	61,520	2005
	10.522733	10.841616	3.03%	54,500	2004
	9.905214	10.522733	6.23%	76,050	2003
	10.000000	9.905214	-0.95%	34,497	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.842197	10.741025	-16.36%	156,905	2008
	12.323405	12.842197	4.21%	171,637	2007
	11.544509	12.323405	6.75%	171,787	2006
	11.222329	11.544509	2.87%	182,478	2005
	10.637462	11.222329	5.50%	177,728	2004
	9.503076	10.637462	11.94%	165,342	2003
	10.000000	9.503076	-4.97%	40,829	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.578871	10.267363	-24.39%	340,916	2008
	13.054979	13.578871	4.01%	359,733	2007
	11.908017	13.054979	9.63%	304,902	2006
	11.481376	11.908017	3.72%	361,037	2005
	10.646835	11.481376	7.84%	387,294	2004
	9.008104	10.646835	18.19%	413,056	2003
	10.000000	9.008104	-9.92%	144,365	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.634701	9.884870	-32.46%	296,771	2008
	14.005009	14.634701	4.50%	317,210	2007
	12.419064	14.005009	12.77%	426,728	2006
	11.780866	12.419064	5.42%	395,394	2005
	10.675348	11.780866	10.36%	409,197	2004
	8.562027	10.675348	24.68%	268,923	2003
	10.000000	8.562027	-14.38%	134,776	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.262171	9.489423	-37.82%	45,465	2008
	14.631960	15.262171	4.31%	32,884	2007
	12.716604	14.631960	15.06%	36,468	2006
	11.967058	12.716604	6.26%	35,649	2005
	10.660201	11.967058	12.26%	36,463	2004
	8.211169	10.660201	29.83%	31,537	2003
	10.000000	8.211169	-17.89%	6,756	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.570254	15.994221	-37.45%	56,559	2008
	24.149432	25.570254	5.88%	58,771	2007
	22.321192	24.149432	8.19%	65,230	2006
	20.224594	22.321192	10.37%	78,705	2005
	17.750446	20.224594	13.94%	88,080	2004
	13.389824	17.750446	32.57%	90,893	2003
	16.058378	13.389824	-16.62%	67,019	2002
	16.528554	16.058378	-2.84%	21,569	2001
	14.571500	16.528554	13.43%	65,021	2000
	12.239965	14.571500	19.05%	2,028	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.651639	11.706618	0.47%	166,795	2008
	11.294770	11.651639	3.16%	96,734	2007
	10.974911	11.294770	2.91%	125,068	2006
	10.857538	10.974911	1.08%	115,427	2005
	10.939717	10.857538	-0.75%	190,644	2004
	11.042864	10.939717	-0.93%	140,277	2003
	11.082465	11.042864	-0.36%	208,557	2002
	10.866357	11.082465	1.99%	130,217	2001
	10.409189	10.866357	4.39%	472,321	2000
	10.084183	10.409189	3.22%	0	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.076553	-39.23%	4,832	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.020598	11.634171	-47.17%	9,055	2008
	21.732167	22.020598	1.33%	11,625	2007
	17.982850	21.732167	20.85%	17,654	2006
	16.300341	17.982850	10.32%	12,951	2005
	13.767448	16.300341	18.40%	8,430	2004
	10.000000	13.767448	37.67%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.298373	-37.02%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.214397	-37.86%	2,022	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.687632	-33.12%	3,772	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.646531	8.780713	-47.25%	14,945	2008
	15.407749	16.646531	8.04%	20,160	2007
	15.163424	15.407749	1.61%	23,921	2006
	14.248614	15.163424	6.42%	28,962	2005
	12.760922	14.248614	11.66%	34,536	2004
	9.653687	12.760922	32.19%	41,820	2003
	14.698966	9.653687	-34.32%	40,018	2002
	16.747262	14.698966	-12.23%	20,426	2001
	20.290923	16.747262	-17.46%	99,842	2000
	10.000000	20.290923	102.91%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.949250	20.672323	-33.21%	31,168	2008
	33.767343	30.949250	-8.35%	32,415	2007
	29.240705	33.767343	15.48%	42,995	2006
	28.814275	29.240705	1.48%	48,830	2005
	24.951544	28.814275	15.48%	76,487	2004
	16.157486	24.951544	54.43%	60,341	2003
	22.532936	16.157486	-28.29%	56,128	2002
	17.844017	22.532936	26.28%	18,876	2001
	16.298055	17.844017	9.49%	44,629	2000
	12.949678	16.298055	25.86%	0	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.452618	16.705232	-39.15%	42,713	2008
	27.305066	27.452618	0.54%	47,701	2007
	24.753824	27.305066	10.31%	57,229	2006
	22.385127	24.753824	10.58%	64,464	2005
	19.103495	22.385127	17.18%	70,814	2004
	13.760315	19.103495	38.83%	63,469	2003
	16.907018	13.760315	-18.61%	59,429	2002
	18.409209	16.907018	-8.16%	30,953	2001
	17.169820	18.409209	7.22%	180,837	2000
	17.169820	17.169820	41.79%	0	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.266311	11.616550	-18.57%	21,546	2008
	13.851522	14.266311	2.99%	31,575	2007
	13.419727	13.851522	3.22%	33,710	2006
	13.339610	13.419727	0.60%	32,831	2005
	12.718597	13.339610	4.88%	33,076	2004
	11.522667	12.718597	10.38%	48,160	2003
	10.917216	11.522667	5.55%	22,842	2002
	10.644186	10.917216	2.57%	6,240	2001
	10.232296	10.644186	4.03%	45,904	2000
	10.234182	10.232296	-0.02%	0	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.675695	8.443977	-42.46%	32,035	2008
	13.780579	14.675695	6.50%	31,771	2007
	12.318206	13.780579	11.87%	32,571	2006
	11.644990	12.318206	5.78%	39,919	2005
	10.777358	11.644990	8.05%	46,463	2004
	8.584915	10.777358	25.54%	52,343	2003
	10.551259	8.584915	-18.64%	44,142	2002
	12.155152	10.551259	-13.20%	25,911	2001
	12.612898	12.155152	-3.63%	195,061	2000
	11.979709	12.612898	5.29%	4,296	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.949209	8.845808	-50.72%	4,152	2008
	16.344306	17.949209	9.82%	4,276	2007
	14.295917	16.344306	14.33%	3,239	2006
	13.164368	14.295917	8.60%	8,054	2005
	11.258218	13.164368	16.93%	7,264	2004
	9.104949	11.258218	23.65%	7,175	2003
	10.000000	9.104949	-8.95%	1,477	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.840303	-1.60%	1,825	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.787163	1.917421	-49.37%	3,236	2008
	3.203426	3.787163	18.22%	3,468	2007
	2.926827	3.203426	9.45%	3,669	2006
	2.988221	2.926827	-2.05%	3,898	2005
	2.909762	2.988221	2.70%	9,940	2004
	1.903920	2.909762	52.83%	10,201	2003
	3.379992	1.903920	-43.67%	11,220	2002
	5.994889	3.379992	-43.62%	22,181	2001
	10.000000	5.994889	-40.05%	13,012	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.143613	7.158663	-49.39%	2,785	2008
	11.954384	14.143613	18.31%	1,927	2007
	10.930693	11.954384	9.37%	2,205	2006
	11.159534	10.930693	-2.05%	3,023	2005
	10.870138	11.159534	2.66%	2,572	2004
	7.114557	10.870138	52.79%	2,432	2003
	10.000000	7.114557	-28.85%	2,229	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.187096	9.360975	-42.17%	4,563	2008
	13.430555	16.187096	20.52%	3,651	2007
	13.680809	13.430555	-1.83%	4,779	2006
	12.407830	13.680809	10.26%	8,766	2005
	11.208181	12.407830	10.70%	7,053	2004
	7.470286	11.208181	50.04%	20,874	2003
	10.000000	7.470286	-25.30%	1,831	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.063813	8.103526	-37.97%	31,929	2008
	13.571478	13.063813	-3.74%	38,606	2007
	11.892899	13.571478	14.11%	45,942	2006
	11.587479	11.892899	2.64%	47,177	2005
	10.016970	11.587479	15.68%	39,901	2004
	7.741201	10.016970	29.40%	28,077	2003
	10.504440	7.741201	-26.31%	21,255	2002
	12.147081	10.504440	-13.52%	9,144	2001
	13.803577	12.147081	-12.00%	93,946	2000
	11.832846	13.803577	16.65%	0	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.587798	-44.12%	1,861	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.837030	10.103262	-46.36%	79,241	2008
	16.763314	18.837030	12.37%	93,674	2007
	15.772843	16.763314	6.28%	109,641	2006
	15.243243	15.772843	3.47%	133,469	2005
	14.478903	15.243243	5.28%	158,703	2004
	11.231257	14.478903	28.92%	169,320	2003
	15.597781	11.231257	-27.99%	148,182	2002
	18.124562	15.597781	-13.94%	58,354	2001
	18.450922	18.124562	-1.77%	260,506	2000
	13.230001	18.450922	39.46%	0	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.759649	13.400233	-41.12%	33,951	2008
	21.742014	22.759649	4.68%	39,288	2007
	18.764224	21.742014	15.87%	54,382	2006
	16.668829	18.764224	12.57%	65,511	2005
	14.204530	16.668829	17.35%	50,711	2004
	10.000000	14.204530	42.05%	34,592	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.216315	8.370969	-41.12%	59,720	2008
	13.583024	14.216315	4.66%	66,336	2007
	11.722343	13.583024	15.87%	72,502	2006
	10.416023	11.722343	12.54%	91,485	2005
	8.878533	10.416023	17.32%	98,458	2004
	6.305481	8.878533	40.81%	137,512	2003
	8.225627	6.305481	-23.34%	140,510	2002
	9.499528	8.225627	-13.41%	56,659	2001
	10.000000	9.499528	-5.00%	41,425	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.324542	2.167769	-79.00%	3,013	2008
	10.498653	10.324542	-1.66%	3,713	2007
	10.000000	10.498653	4.99%	3,763	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.316318	9.277785	-39.43%	60,364	2008
	14.899636	15.316318	2.80%	81,687	2007
	13.156712	14.899636	13.25%	101,764	2006
	12.609661	13.156712	4.34%	109,660	2005
	11.701284	12.609661	7.76%	122,900	2004
	9.379287	11.701284	24.76%	130,087	2003
	11.732552	9.379287	-20.06%	117,868	2002
	13.266293	11.732552	-11.56%	35,242	2001
	17.770155	13.266293	-10.18%	244,548	2000
	12.326652	17.770155	19.82%	0	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.716144	5.946778	-38.79%	4,301	2008
	9.990835	9.716144	-2.75%	9,054	2007
	10.000000	9.990835	-0.09%	3,826	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.129200	8.588847	-49.86%	10,803	2008
	16.364120	17.129200	4.68%	20,723	2007
	16.143935	16.364120	1.36%	22,261	2006
	14.597814	16.143935	10.59%	26,199	2005
	12.379330	14.597814	17.92%	33,110	2004
	10.011907	12.379330	23.65%	36,889	2003
	14.083811	10.011907	-28.91%	36,267	2002
	20.815942	14.083811	-32.34%	33,746	2001
	23.819210	20.815942	-12.61%	206,899	2000
	13.176875	23.819210	80.77%	0	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.020109	10.087189	-8.47%	0	2008
	10.117473	11.020109	8.92%	0	2007
	10.000000	10.117473	1.17%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.094409	11.441129	3.13%	0	2008
	10.363926	11.094409	7.05%	0	2007
	10.000000	10.363926	3.64%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.247316	6.281454	-44.15%	0	2008
	10.988299	11.247316	2.36%	0	2007
	10.000000	10.988299	9.88%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.429150	7.539232	-39.34%	0	2008
	11.595612	12.429150	7.19%	0	2007
	10.000000	11.595612	15.96%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.090064	5.372434	-40.90%	0	2008
	10.309227	9.090064	-11.83%	0	2007
	10.000000	10.309227	3.09%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.480932	8.228485	-28.33%	0	2008
	10.998587	11.480932	4.39%	0	2007
	10.000000	10.998587	9.99%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.518668	6.982338	-39.38%	0	2008
	11.380584	11.518668	1.21%	0	2007
	10.000000	11.380584	13.81%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.617056	7.318776	-31.07%	0	2008
	10.565815	10.617056	0.48%	0	2007
	10.000000	10.565815	5.66%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.713981	7.082398	-39.54%	0	2008
	10.792948	11.713981	8.53%	0	2007
	10.000000	10.792948	7.93%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.769443	7.584413	-29.57%	0	2008
	10.740205	10.769443	0.27%	0	2007
	10.000000	10.740205	7.40%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.746502	5.583414	-48.04%	0	2008
	10.337299	10.746502	3.96%	0	2007
	10.000000	10.337299	3.37%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.984781	6.185807	-38.05%	0	2008
	10.811115	9.984781	-7.64%	0	2007
	10.000000	10.811115	8.11%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.664029	6.585343	-43.54%	5,755	2008
	10.533157	11.664029	10.74%	992	2007
	10.000000	10.533157	5.33%	2,527	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.136039	6.987280	-37.26%	1,330	2008
	10.979668	11.136039	1.42%	6,620	2007
	10.000000	10.979668	9.80%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.601996	10.573933	-0.26%	2,859	2008
	10.234786	10.601996	3.59%	867	2007
	10.000000	10.234786	2.35%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.788393	9.537279	-11.60%	3,390	2008
	10.392434	10.788393	3.81%	2,208	2007
	10.000000	10.392434	3.92%	1,754	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.960149	26.752279	-16.29%	1,649	2008
	30.475338	31.960149	4.87%	2,008	2007
	27.934804	30.475338	9.09%	2,941	2006
	25.276707	27.934804	10.52%	3,716	2005
	23.327390	25.276707	8.36%	3,889	2004
	18.530862	23.327390	25.88%	9,268	2003
	17.233321	18.530862	7.53%	2,227	2002
	15.900192	17.233321	8.38%	491	2001
	14.498248	15.900192	9.67%	6,106	2000
	11.382564	14.498248	27.37%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.872621	9.743196	-45.49%	0	2008
	15.843866	17.872621	12.80%	0	2007
	12.860293	15.843866	23.20%	0	2006
	11.760447	12.860293	9.35%	0	2005
	10.176086	11.760447	15.57%	0	2004
	8.112030	10.176086	25.44%	0	2003
	10.000000	8.112030	-18.88%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.189834	5.340162	-47.59%	11,263	2008
	8.438463	10.189834	20.75%	10,208	2007
	7.843520	8.438463	7.59%	13,080	2006
	6.776155	7.843520	15.75%	6,874	2005
	5.660359	6.776155	19.71%	6,733	2004
	4.055570	5.660359	39.57%	6,644	2003
	5.984011	4.055570	-32.23%	5,952	2002
	8.599825	5.984011	-30.42%	3,425	2001
	10.000000	8.599825	-14.00%	1,926	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.623664	18.723006	-38.86%	28,667	2008
	37.512402	30.623664	-18.36%	36,476	2007
	27.600208	37.512402	35.91%	52,065	2006
	23.949574	27.600208	15.24%	55,519	2005
	17.835262	23.949574	34.28%	50,146	2004
	13.173972	17.835262	35.38%	63,971	2003
	13.487571	13.173972	-2.33%	41,457	2002
	12.473542	13.487571	8.13%	12,553	2001
	12.009181	12.473542	3.87%	2,040	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.426723	10.558416	-65.30%	2,961	2008
	22.467806	30.426723	35.42%	2,329	2007
	16.354684	22.467806	37.38%	3,674	2006
	12.597286	16.354684	29.83%	2,947	2005
	10.000000	12.597286	25.97%	2,272	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.866379	20.757117	-65.33%	1,872	2008
	44.191018	59.866379	35.47%	1,931	2007
	32.177181	44.191018	37.34%	1,869	2006
	24.759748	32.177181	29.96%	1,881	2005
	19.977155	24.759748	23.94%	1,887	2004
	13.159985	19.977155	51.80%	2,742	2003
	13.766864	13.159985	-4.41%	2,895	2002
	14.243025	13.766864	-3.34%	2,430	2001
	24.884920	14.243025	-42.76%	17,622	2000
	12.619986	24.884920	97.19%	0	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.612600	17.305968	-46.93%	7,045	2008
	22.795807	32.612600	43.06%	5,197	2007
	18.591770	22.795807	22.61%	6,802	2006
	12.454684	18.591770	49.28%	6,606	2005
	10.000000	12.454684	24.55%	5,518	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	401	2007
	28.420842	34.834877	22.57%	401	2006
	19.032313	28.420842	49.33%	957	2005
	15.561436	19.032313	22.30%	3,934	2004
	10.916950	15.561436	42.54%	4,172	2003
	11.412316	10.916950	-4.34%	4,624	2002
	12.945227	11.412316	-11.84%	3,279	2001
	11.802251	12.945227	9.68%	2,695	2000
	9.907247	11.802251	19.13%	0	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.538809	8.281502	-38.83%	1,937	2008
	12.508282	13.538809	8.24%	1,937	2007
	11.175709	12.508282	11.92%	620	2006
	10.438181	11.175709	7.07%	1,057	2005
	9.668003	10.438181	7.97%	5,677	2004
	7.275772	9.668003	32.88%	5,677	2003
	9.653677	7.275772	-24.63%	5,677	2002
	9.775505	9.653677	-1.25%	5,205	2001
	10.042508	9.775505	-2.66%	9,949	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.911112	7.613926	-41.03%	62,847	2008
	12.299621	12.911112	4.97%	71,165	2007
	11.132470	12.299621	10.48%	80,550	2006
	10.480821	11.132470	6.22%	104,081	2005
	9.005020	10.480821	16.39%	111,475	2004
	6.676060	9.005020	34.89%	110,457	2003
	9.266486	6.676060	-27.95%	93,248	2002
	9.775318	9.266486	-5.21%	37,689	2001
	10.000000	9.775318	-2.25%	38,021	2000*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.224642	6.812273	-39.31%	0	2008
	11.162231	11.224642	0.56%	0	2007
	10.260458	11.162231	8.79%	0	2006
	9.903173	10.260458	3.61%	0	2005
	9.360253	9.903173	5.80%	0	2004
	8.174790	9.360253	14.50%	0	2003
	10.021494	8.174790	-18.43%	0	2002
	10.000000	10.021494	0.21%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.455580	5.894586	-52.68%	0	2008
	12.488897	12.455580	-0.27%	270	2007
	11.237173	12.488897	11.14%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.655544	7.161127	-43.42%	1,364	2008
	11.482919	12.655544	10.21%	1,364	2007
	10.977551	11.482919	4.60%	1,364	2006
	10.249834	10.977551	7.10%	1,364	2005
	9.769188	10.249834	4.92%	1,364	2004
	7.665130	9.769188	27.45%	1,364	2003
	10.298199	7.665130	-25.57%	0	2002
	10.000000	10.298199	2.98%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.919640	7.293671	-43.55%	0	2008
	11.752005	12.919640	9.94%	0	2007
	11.260416	11.752005	4.37%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.723775	9.433550	-31.26%	0	2008
	12.901010	13.723775	6.38%	0	2007
	11.233835	12.901010	14.84%	0	2006
	10.840107	11.233835	3.63%	0	2005
	10.109633	10.840107	7.23%	0	2004
	8.257404	10.109633	22.43%	0	2003
	9.940886	8.257404	-16.93%	0	2002
	10.000000	9.940886	-0.59%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.730836	8.239374	-29.76%	0	2008
	10.658976	11.730836	10.06%	0	2007
	10.000000	10.658976	6.59%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.831754	6.444185	-45.53%	0	2008
	12.730391	11.831754	-7.06%	0	2007
	10.000000	12.730391	27.30%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.932428	12.279846	-41.34%	0	2008
	18.544861	20.932428	12.87%	0	2007
	14.696197	18.544861	26.19%	0	2006
	12.663998	14.696197	16.05%	0	2005
	10.378445	12.663998	22.02%	0	2004
	8.172087	10.378445	27.00%	0	2003
	10.000000	8.172087	-18.28%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.597392	7.042376	-39.28%	0	2008
	10.192496	11.597392	13.78%	0	2007
	10.000000	10.192496	1.92%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.079630	9.706000	-35.64%	30,236	2008
	15.336528	15.079630	-1.68%	34,681	2007
	13.310693	15.336528	15.22%	39,281	2006
	12.927802	13.310693	2.96%	67,023	2005
	11.627252	12.927802	11.19%	64,500	2004
	9.134791	11.627252	27.29%	65,723	2003
	11.513844	9.134791	-20.66%	38,437	2002
	12.768846	11.513844	-9.83%	8,195	2001
	14.516288	12.768846	-12.04%	131,827	2000
	12.499739	14.516288	16.13%	0	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.177624	10.411917	-45.71%	6,169	2008
	16.509933	19.177624	16.16%	3,695	2007
	13.419312	16.509933	23.03%	5,436	2006
	12.040921	13.419312	11.45%	5,579	2005
	10.647602	12.040921	13.09%	5,732	2004
	8.690538	10.647602	22.52%	8,567	2003
	11.091611	8.690538	-21.65%	11,390	2002
	15.916904	11.091611	-30.32%	8,176	2001
	19.446544	15.916904	-18.15%	79,650	2000
	12.046847	19.446544	61.42%	15	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.715714	9.618208	-45.71%	26,354	2008
	15.251380	17.715714	16.16%	27,166	2007
	12.396360	15.251380	23.03%	34,800	2006
	11.138173	12.396360	11.30%	38,009	2005
	9.835934	11.138173	13.24%	32,973	2004
	8.028048	9.835934	22.52%	35,893	2003
	10.000000	8.028048	-19.72%	21,902	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.607030	7.895892	-25.56%	10,251	2008
	11.034859	10.607030	-3.88%	3,360	2007
	10.000000	11.034859	10.35%	273	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.127120	6.982920	-42.42%	4,840	2008
	10.184858	12.127120	19.07%	6,577	2007
	10.700584	10.184858	-4.82%	8,803	2006
	10.643580	10.700584	0.54%	8,368	2005
	9.773254	10.643580	8.91%	3,707	2004
	7.952075	9.773254	22.90%	2,407	2003
	10.000000	7.952075	-20.48%	1,949	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.612934	14.131173	-27.95%	93,686	2008
	21.013380	19.612934	-6.66%	124,833	2007
	17.996978	21.013380	16.76%	142,889	2006
	17.412261	17.996978	3.36%	182,329	2005
	15.476950	17.412261	12.50%	190,443	2004
	12.196439	15.476950	26.90%	190,857	2003
	14.185172	12.196439	-14.02%	123,246	2002
	12.778642	14.185172	11.01%	37,753	2001
	10.991130	12.778642	16.26%	20,422	2000
	11.265587	10.991130	-2.44%	0	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.098414	6.621582	-49.45%	813	2008
	9.524358	13.098414	37.53%	4,945	2007
	10.000000	9.524358	-4.76%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.445340	11.083295	-3.16%	47,529	2008
	10.623823	11.445340	7.73%	42,440	2007
	10.627401	10.623823	-0.03%	32,027	2006
	10.633557	10.627401	-0.06%	37,657	2005
	10.213008	10.633557	4.12%	35,856	2004
	10.000000	10.213008	2.13%	34,349	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.889158	7.834872	-39.21%	16,788	2008
	12.834598	12.889158	0.43%	22,422	2007
	11.270356	12.834598	13.88%	22,423	2006
	10.727103	11.270356	5.06%	22,446	2005
	9.741250	10.727103	10.12%	22,552	2004
	7.889625	9.741250	23.47%	11,216	2003
	10.182226	7.889625	-22.52%	8,278	2002
	10.000000	10.182226	1.82%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.655189	7.791367	-38.43%	16,200	2008
	13.664104	12.655189	-7.38%	23,189	2007
	11.448880	13.664104	19.35%	12,205	2006
	10.883015	11.448880	5.20%	13,123	2005
	9.772302	10.883015	11.37%	13,943	2004
	8.033595	9.772302	21.64%	8,619	2003
	10.160238	8.033595	-20.93%	0	2002
	10.000000	10.160238	1.60%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.423733	9.215595	-52.55%	13,248	2008
	14.621379	19.423733	32.84%	18,277	2007
	14.389254	14.621379	1.61%	18,296	2006
	12.784105	14.389254	12.56%	19,024	2005
	11.085788	12.784105	15.32%	19,381	2004
	8.249323	11.085788	34.38%	4,312	2003
	10.479668	8.249323	-21.28%	0	2002
	10.000000	10.479668	4.80%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.524020	10.167479	-41.98%	0	2008
	15.275351	17.524020	14.72%	164	2007
	13.082639	15.275351	16.76%	164	2006
	11.320526	13.082639	15.57%	164	2005
	10.026413	11.320526	12.91%	199	2004
	7.655883	10.026413	30.96%	199	2003
	9.714079	7.655883	-21.19%	199	2002
	12.702702	9.714079	-23.53%	199	2001
	17.419297	12.702702	-27.08%	199	2000
	11.537392	17.419297	50.98%	78	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.193867	7.960582	-47.61%	0	2008
	16.078476	15.193867	-5.50%	0	2007
	14.433354	16.078476	11.40%	0	2006
	12.628537	14.433354	14.29%	0	2005
	10.877095	12.628537	16.10%	0	2004
	7.486045	10.877095	45.30%	0	2003
	11.554752	7.486045	-35.21%	0	2002
	16.456572	11.554752	-29.79%	0	2001
	20.630231	16.456572	-20.23%	0	2000
	12.822867	20.630231	60.89%	0	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	16.899750	10.611504	-37.21%	0	2008
	16.874645	16.899750	0.15%	0	2007
	14.367990	16.874645	17.45%	0	2006
	13.501434	14.367990	6.42%	0	2005
	12.323079	13.501434	9.56%	0	2004
	10.005487	12.323079	23.16%	0	2003
	13.222072	10.005487	-24.33%	0	2002
	13.312463	13.222072	-0.68%	0	2001
	12.420923	13.312463	7.18%	3,507	2000
	11.881095	12.420923	4.54%	0	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.337260	9.746305	-32.02%	19,499	2008
	14.667756	14.337260	-2.25%	25,623	2007
	13.028113	14.667756	12.59%	28,065	2006
	12.346278	13.028113	5.52%	38,949	2005
	10.294104	12.346278	19.94%	46,939	2004
	7.592743	10.294104	35.58%	66,286	2003
	10.000000	7.592743	-24.07%	5,929	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.475348	7.404379	-35.48%	8,176	2008
	10.820520	11.475348	6.05%	9,031	2007
	10.069512	10.820520	7.46%	10,442	2006
	9.875708	10.069512	1.96%	14,803	2005
	9.449413	9.875708	4.51%	15,490	2004
	7.621164	9.449413	23.99%	14,355	2003
	10.900528	7.621164	-30.08%	11,664	2002
	14.309420	10.900528	-23.82%	10,023	2001
	16.344103	14.309420	-12.45%	119,910	2000
	12.768801	16.344103	28.00%	160	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.517123	8.978954	-38.15%	144,719	2008
	14.017785	14.517123	3.56%	171,396	2007
	12.333598	14.017785	13.66%	227,663	2006
	11.971890	12.333598	3.02%	261,616	2005
	10.996431	11.971890	8.87%	308,795	2004
	8.705780	10.996431	26.31%	336,359	2003
	11.395964	8.705780	-23.61%	270,417	2002
	13.188992	11.395964	-13.59%	67,222	2001
	14.773416	13.188992	-10.72%	318,672	2000
	12.448554	14.773416	18.68%	1,231	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.839651	10.286873	-30.68%	36,374	2008
	14.078129	14.839651	5.41%	38,273	2007
	12.282546	14.078129	14.62%	42,982	2006
	11.958170	12.282546	2.71%	49,874	2005
	11.568814	11.958170	3.37%	53,925	2004
	9.702740	11.568814	19.23%	63,447	2003
	11.839596	9.702740	-18.05%	33,498	2002
	13.268495	11.839596	-10.77%	11,366	2001
	13.571399	13.268495	-2.23%	16,219	2000
	12.374369	13.571399	9.67%	0	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.200365	6.877752	-38.59%	0	2008
	12.799093	11.200365	-12.49%	0	2007
	12.534115	12.799093	2.11%	0	2006
	12.038945	12.534115	4.11%	0	2005
	10.988516	12.038945	9.56%	0	2004
	8.479755	10.988516	29.59%	0	2003
	10.655525	8.479755	-20.42%	0	2002
	10.000000	10.655525	6.56%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.707432	11.537676	-38.33%	0	2008
	18.255034	18.707432	2.48%	0	2007
	15.131612	18.255034	20.64%	0	2006
	13.742912	15.131612	10.10%	0	2005
	11.636363	13.742912	18.10%	0	2004
	8.672444	11.636363	34.18%	0	2003
	10.041345	8.672444	-13.63%	0	2002
	10.000000	10.041345	0.41%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.968983	9.724766	-2.45%	0	2008
	10.284704	9.968983	-3.07%	1,325	2007
	10.000000	10.284704	2.85%	1,479	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.492834	12.309331	-8.77%	127,820	2008
	13.012844	13.492834	3.69%	140,811	2007
	12.696417	13.012844	2.49%	163,520	2006
	12.737045	12.696417	-0.32%	179,756	2005
	12.491949	12.737045	1.96%	210,160	2004
	12.131471	12.491949	2.97%	274,084	2003
	11.278978	12.131471	7.56%	115,266	2002
	10.612780	11.278978	6.28%	31,371	2001
	9.764075	10.612780	8.69%	54,490	2000
	10.000000	9.764075	-2.36%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.050179	13.015516	-43.53%	140,342	2008
	19.936457	23.050179	15.62%	155,555	2007
	18.155558	19.936457	9.81%	176,029	2006
	15.789650	18.155558	14.98%	182,053	2005
	13.912260	15.789650	13.49%	167,726	2004
	11.015156	13.912260	26.30%	163,997	2003
	12.359225	11.015156	-10.88%	94,883	2002
	14.333260	12.359225	-13.77%	16,938	2001
	15.613554	14.333260	-8.20%	143,700	2000
	12.781050	15.613554	22.16%	0	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.409697	6.016095	-55.14%	32,416	2008
	9.357772	13.409697	43.30%	31,186	2007
	10.000000	9.357772	-6.42%	18,353	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.276143	9.739694	-43.62%	173,958	2008
	17.313177	17.276143	-0.21%	200,741	2007
	14.651799	17.313177	18.16%	218,547	2006
	14.078719	14.651799	4.07%	233,166	2005
	12.845461	14.078719	9.60%	273,927	2004
	10.024679	12.845461	28.14%	264,306	2003
	12.274215	10.024679	-18.33%	134,348	2002
	13.143893	12.274215	-6.62%	35,930	2001
	12.332164	13.143893	6.58%	141,876	2000
	11.794908	12.332164	4.55%	0	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.215025	8.268135	-26.28%	4,470	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.393675	7.543784	-33.79%	528	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.001064	5.306677	-55.78%	3,314	2008
	9.913004	12.001064	21.06%	2,607	2007
	9.566623	9.913004	3.62%	2,607	2006
	8.930329	9.566623	7.13%	3,100	2005
	8.477086	8.930329	5.35%	2,643	2004
	6.644054	8.477086	27.59%	3,462	2003
	8.647434	6.644054	-23.17%	3,636	2002
	10.272119	8.647434	-15.82%	4,249	2001
	12.603267	10.272119	18.50%	38,797	2000
	12.294002	12.603267	2.52%	0	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.345904	7.967548	-48.08%	71,660	2008
	12.293412	15.345904	24.83%	85,729	2007
	11.704811	12.293412	5.03%	95,779	2006
	11.256004	11.704811	3.99%	114,322	2005
	11.077503	11.256004	1.61%	126,140	2004
	8.478157	11.077503	30.66%	141,193	2003
	12.344049	8.478157	-31.32%	98,327	2002
	15.249368	12.344049	-19.05%	28,846	2001
	17.424460	15.249368	-12.48%	275,368	2000
	12.898222	17.424460	35.09%	1,135	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.295399	8.328857	-26.26%	23,376	2008
	11.182974	11.295399	1.01%	26,012	2007
	10.221727	11.182974	9.40%	36,239	2006
	10.131831	10.221727	0.89%	68,491	2005
	9.406006	10.131831	7.72%	69,805	2004
	7.528392	9.406006	24.94%	83,132	2003
	7.383653	7.528392	1.96%	47,729	2002
	8.517712	7.383653	-13.31%	9,500	2001
	11.184683	8.517712	-23.84%	47,853	2000
	10.517295	11.184683	6.35%	0	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.779485	7.219256	-26.18%	15,045	2008
	10.000000	9.779485	-2.21%	5,629	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.968752	10.432191	-4.89%	51,134	2008
	10.697536	10.968752	2.54%	49,020	2007
	10.422813	10.697536	2.64%	44,207	2006
	10.375977	10.422813	0.45%	45,897	2005
	10.108120	10.375977	2.65%	42,299	2004
	10.000000	10.108120	1.08%	9,174	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.177345	6.652963	-40.48%	30,486	2008
	9.836672	11.177345	13.63%	20,942	2007
	10.000000	9.836672	-1.63%	15,985	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.325159	11.226594	-44.77%	1,170	2008
	17.624769	20.325159	15.32%	1,663	2007
	15.185240	17.624769	16.07%	1,663	2006
	12.970635	15.185240	17.07%	2,964	2005
	11.614887	12.970635	11.67%	2,964	2004
	8.242406	11.614887	40.92%	2,964	2003
	10.515875	8.242406	-21.62%	3,206	2002
	13.576001	10.515875	-22.54%	2,147	2001
	17.063506	13.576001	-20.44%	44,427	2000
	12.171984	17.063506	40.19%	0	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.025215	10.506140	-44.78%	16,871	2008
	16.494924	19.025215	15.34%	18,875	2007
	14.211442	16.494924	16.07%	24,281	2006
	12.143653	14.211442	17.03%	21,625	2005
	10.873513	12.143653	11.68%	21,764	2004
	7.713742	10.873513	40.96%	21,959	2003
	10.000000	7.713742	-22.86%	9,925	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.511651	7.451953	-51.96%	19,096	2008
	14.929260	15.511651	3.90%	21,872	2007
	13.056524	14.929260	14.34%	27,259	2006
	12.937705	13.056524	0.92%	28,626	2005
	11.534626	12.937705	12.16%	34,268	2004
	7.428775	11.534626	55.27%	33,509	2003
	10.000000	7.428775	-25.71%	29,606	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.328748	7.841436	-30.78%	34,858	2008
	11.097057	11.328748	2.09%	21,556	2007
	10.000000	11.097057	10.97%	8,003	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.736270	6.417120	-34.09%	14,702	2008
	10.136721	9.736270	-3.95%	14,200	2007
	10.000000	10.136721	1.37%	11,030	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.584786	-34.15%	3,056	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.483652	6.279233	-53.43%	20,778	2008
	10.648257	13.483652	26.63%	16,699	2007
	10.000000	10.648257	6.48%	25,267	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.756634	10.442193	-41.19%	0	2008
	15.586068	17.756634	13.93%	0	2007
	13.014844	15.586068	19.76%	0	2006
	11.971670	13.014844	8.71%	0	2005
	10.234685	11.971670	16.97%	0	2004
	7.846679	10.234685	30.43%	0	2003
	10.000000	7.846679	-21.53%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.308557	7.219258	-41.35%	19,878	2008
	10.836015	12.308557	13.59%	9,573	2007
	10.000000	10.836015	8.36%	6,117	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.393085	11.906623	4.51%	38,897	2008
	10.428766	11.393085	9.25%	34,400	2007
	10.000000	10.428766	4.29%	6,821	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.153158	9.301704	-34.28%	14,206	2008
	14.040063	14.153158	0.81%	15,501	2007
	12.211289	14.040063	14.98%	19,482	2006
	11.362502	12.211289	7.47%	33,283	2005
	10.000000	11.362502	13.63%	4,503	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.336953	6.212331	-45.20%	96,104	2008
	8.432856	11.336953	34.44%	97,023	2007
	7.853644	8.432856	7.38%	98,992	2006
	7.090622	7.853644	10.76%	110,324	2005
	6.108331	7.090622	16.08%	117,926	2004
	5.162942	6.108331	18.31%	137,731	2003
	6.241085	5.162942	-17.27%	89,778	2002
	8.114733	6.241085	-23.09%	47,867	2001
	10.000000	8.114733	-18.85%	398,252	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.624093	2.549249	-44.87%	21,610	2008
	3.861747	4.624093	19.74%	10,656	2007
	3.639474	3.861747	6.11%	8,604	2006
	3.315514	3.639474	9.77%	14,377	2005
	3.350462	3.315514	-1.04%	20,002	2004
	2.324540	3.350462	44.13%	22,910	2003
	3.999498	2.324540	-41.88%	25,525	2002
	6.485104	3.999498	-38.33%	31,228	2001
	10.000000	6.485104	-35.15%	469,051	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.174782	7.825124	-44.80%	4,914	2008
	11.832408	14.174782	19.80%	3,303	2007
	11.139790	11.832408	6.22%	4,887	2006
	10.168590	11.139790	9.55%	5,258	2005
	10.248317	10.168590	-0.78%	6,213	2004
	7.078454	10.248317	44.78%	8,239	2003
	10.000000	7.078454	-29.22%	3,936	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.476239	10.963990	-37.26%	3,008	2008
	16.735656	17.476239	4.43%	302	2007
	15.353585	16.735656	9.00%	302	2006
	14.067422	15.353585	9.14%	338	2005
	12.170561	14.067422	15.59%	36	2004
	10.000000	12.170561	21.71%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.366939	7.693219	-53.00%	11,943	2008
	12.993737	16.366939	25.96%	14,532	2007
	9.005239	12.993737	44.29%	20,961	2006
	6.935852	9.005239	29.84%	21,282	2005
	5.938819	6.935852	16.79%	27,051	2004
	4.486092	5.938819	32.38%	31,673	2003
	6.140922	4.486092	-26.95%	36,791	2002
	8.151333	6.140922	-24.66%	35,939	2001
	10.000000	8.151333	-18.49%	246,031	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.231761	13.275516	-52.98%	32,697	2008
	22.403696	28.231761	26.01%	39,102	2007
	15.519699	22.403696	44.36%	37,920	2006
	11.946276	15.519699	29.91%	39,783	2005
	10.226942	11.946276	16.81%	56,525	2004
	7.724506	10.226942	32.40%	51,444	2003
	10.000000	7.724506	-22.75%	35,099	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.156167	10.030303	-33.82%	23,629	2008
	14.316771	15.156167	5.86%	20,644	2007
	12.073182	14.316771	18.58%	12,750	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	18.876076	11.655643	-38.25%	18,082	2008
	17.864838	18.876076	5.66%	18,806	2007
	16.012526	17.864838	11.57%	24,382	2006
	15.012385	16.012526	6.66%	48,831	2005
	13.173140	15.012385	13.96%	48,418	2004
	10.160128	13.173140	29.66%	53,332	2003
	14.038550	10.160128	-27.63%	49,533	2002
	14.486662	14.038550	-3.09%	12,889	2001
	14.556239	14.486662	-0.48%	35,994	2000
	12.870796	14.556239	13.10%	0	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.498097	5.532918	-47.30%	3,196	2008
	10.337579	10.498097	1.55%	5,931	2007
	10.000000	10.337579	3.38%	1,299	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	21.953953	12.233267	-44.28%	33,333	2008
	18.210318	21.953953	20.56%	38,235	2007
	16.134753	18.210318	12.86%	48,926	2006
	14.415391	16.134753	11.93%	59,407	2005
	12.595653	14.415391	14.45%	63,302	2004
	9.994652	12.595653	26.02%	68,453	2003
	14.375068	9.994652	-30.47%	51,165	2002
	19.389212	14.375068	-25.86%	11,310	2001
	21.291440	19.389212	-8.93%	102,529	2000
	14.060269	21.291440	51.43%	0	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	19.007198	8.903501	-53.16%	21,878	2008
	17.668499	19.007198	7.58%	22,542	2007
	15.996827	17.668499	10.45%	24,697	2006
	13.770990	15.996827	16.16%	23,664	2005
	11.762808	13.770990	17.07%	12,723	2004
	8.848923	11.762808	32.93%	8,902	2003
	11.855202	8.848923	-25.36%	10,407	2002
	12.399807	11.855202	-4.39%	3,521	2001
	12.512486	12.399807	-0.90%	18,658	2000
	11.843083	12.512486	5.65%	0	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.301272	5.478805	-46.81%	0	2008
	10.159497	10.301272	1.40%	0	2007
	10.000000	10.159497	1.59%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.455501	8.906607	-14.81%	18,590	2008
	10.142483	10.455501	3.09%	23,328	2007
	9.891322	10.142483	2.54%	16,989	2006
	9.908686	9.891322	-0.18%	30,555	2005
	9.991948	9.908686	-0.83%	20,688	2004
	10.000000	9.991948	-0.08%	8,436	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.789344	8.212423	-40.44%	2,263	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.030202	8.360084	-40.41%	7,214	2008
	13.250742	14.030202	5.88%	10,614	2007
	11.842802	13.250742	11.89%	4,972	2006
	11.262512	11.842802	5.15%	1,485	2005
	10.000000	11.262512	12.63%	1,062	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.907812	7.537242	-30.90%	9,827	2008
	10.444700	10.907812	4.43%	9,714	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.565011	9.369657	-11.31%	6,536	2008
	10.426790	10.565011	1.33%	13,643	2007
	10.000000	10.426790	4.27%	7,084	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.070327	7.288016	-39.62%	15,293	2008
	10.726774	12.070327	12.53%	6,567	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.289658	6.197142	-45.11%	19,737	2008
	10.254148	11.289658	10.10%	13,220	2007
	10.000000	10.254148	2.54%	11,361	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.786217	5.964017	-39.06%	3,145	2008
	10.000000	9.786217	-2.14%	201	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.297368	10.130773	-29.14%	21,279	2008
	14.089452	14.297368	1.48%	29,639	2007
	12.945246	14.089452	8.84%	38,857	2006
	12.849293	12.945246	0.75%	43,707	2005
	11.860661	12.849293	8.34%	49,984	2004
	9.857878	11.860661	20.32%	55,738	2003
	9.705141	9.857878	1.57%	25,466	2002
	9.464778	9.705141	2.54%	4,503	2001
	10.485712	9.464778	-9.74%	33,820	2000
	10.326759	10.485712	1.54%	131	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.521221	8.151351	-29.25%	42,068	2008
	11.349994	11.521221	1.51%	9,817	2007
	10.428702	11.349994	8.83%	7,056	2006
	10.000000	10.428702	4.29%	11,555	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.820669	13.640295	-58.44%	323	2008
	22.913162	32.820669	43.24%	119	2007
	17.031036	22.913162	34.54%	119	2006
	13.048349	17.031036	30.52%	128	2005
	10.982304	13.048349	18.81%	128	2004
	6.753156	10.982304	62.62%	128	2003
	8.096093	6.753156	-16.59%	128	2002
	8.678451	8.096093	-6.71%	0	2001
	10.000000	8.678451	-13.22%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.376576	15.093873	-58.51%	11,675	2008
	25.401015	36.376576	43.21%	14,357	2007
	18.890385	25.401015	34.47%	16,634	2006
	14.470955	18.890385	30.54%	38,155	2005
	12.178340	14.470955	18.83%	19,493	2004
	7.490620	12.178340	62.58%	13,296	2003
	10.000000	7.490620	-25.09%	1,192	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.763628	13.709112	-33.98%	8,102	2008
	17.528557	20.763628	18.46%	8,298	2007
	12.945937	17.528557	35.40%	10,118	2006
	12.355390	12.945937	4.78%	8,859	2005
	9.662506	12.355390	27.87%	8,096	2004
	7.908084	9.662506	22.19%	5,582	2003
	10.000000	7.908084	-20.92%	3,142	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.192561	8.064028	-46.92%	0	2008
	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001
	10.000000	9.213885	-7.86%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.352789	12.930219	-46.90%	15,478	2008
	19.466014	24.352789	25.10%	15,127	2007
	14.878826	19.466014	30.83%	18,844	2006
	11.615140	14.878826	28.10%	6,996	2005
	10.322414	11.615140	12.52%	6,558	2004
	7.751335	10.322414	33.17%	7,736	2003
	10.000000	7.751335	-22.49%	2,119	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.522028	10.691433	-45.23%	1,903	2008
	16.548136	19.522028	17.97%	184	2007
	13.358929	16.548136	23.87%	184	2006
	11.375654	13.358929	17.43%	184	2005
	9.994811	11.375654	13.82%	205	2004
	7.465251	9.994811	33.88%	1,643	2003
	10.168561	7.465251	-26.58%	5,780	2002
	12.729459	10.168561	-20.12%	1,775	2001
	14.753188	12.729459	-13.72%	5,724	2000
	12.196868	14.753188	20.96%	0	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.439851	14.483883	-45.22%	1,504	2008
	22.404260	26.439851	18.01%	11,156	2007
	18.096480	22.404260	23.80%	11,048	2006
	15.409825	18.096480	17.43%	2,792	2005
	13.539299	15.409825	13.82%	1,720	2004
	10.000000	13.539299	35.39%	749	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.112083	-38.88%	5,795	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.903416	-20.97%	95	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.051407	-9.49%	83	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.539794	-24.60%	3,374	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.838832	-1.61%	173	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.822838	-1.77%	344	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.374634	9.724500	-47.08%	14,161	2008
	18.886936	18.374634	-2.71%	7,028	2007
	15.949554	18.886936	18.42%	8,959	2006
	14.579459	15.949554	9.40%	9,264	2005
	12.232126	14.579459	19.19%	7,257	2004
	8.787543	12.232126	39.20%	7,398	2003
	10.000000	8.787543	-12.12%	10,495	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.410189	14.214306	6.00%	140,776	2008
	12.718919	13.410189	5.43%	143,123	2007
	12.507261	12.718919	1.69%	157,287	2006
	12.308376	12.507261	1.62%	186,474	2005
	12.113343	12.308376	1.61%	199,140	2004
	12.068906	12.113343	0.37%	277,624	2003
	11.051278	12.068906	9.21%	181,015	2002
	10.472185	11.051278	5.53%	52,943	2001
	9.455873	10.472185	10.75%	41,307	2000
	9.840635	9.455873	-3.91%	213	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.182358	4.934864	-39.69%	3,407	2008
	6.956499	8.182358	17.62%	6,839	2007
	6.658614	6.956499	4.47%	5,519	2006
	6.353549	6.658614	4.80%	5,147	2005
	5.969902	6.353549	6.43%	11,034	2004
	4.570511	5.969902	30.62%	6,862	2003
	6.516595	4.570511	-29.86%	3,553	2002
	9.216406	6.516595	-29.29%	29	2001
	12.748099	9.216406	-27.70%	7,849	2000
	12.423931	12.748099	2.61%	1,104	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.435626	10.620270	-26.43%	10,191	2008
	12.957635	14.435626	11.41%	9,638	2007
	12.821314	12.957635	1.06%	16,316	2006
	12.016920	12.821314	6.69%	15,934	2005
	11.324074	12.016920	6.12%	17,962	2004
	8.414030	11.324074	34.59%	12,065	2003
	10.000000	8.414030	-15.86%	11,407	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.673690	6.536956	-44.00%	126	2008
	10.846210	11.673690	7.63%	126	2007
	10.000000	10.846210	8.46%	1,972	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.920695	11.023466	-7.53%	40,501	2008
	11.496915	11.920695	3.69%	167,139	2007
	11.004985	11.496915	4.47%	168,997	2006
	10.825457	11.004985	1.66%	166,826	2005
	10.512395	10.825457	2.98%	167,181	2004
	9.900522	10.512395	6.18%	100,728	2003
	10.000000	9.900522	-0.99%	86,813	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.803569	10.703273	-16.40%	139,174	2008
	12.292621	12.803569	4.16%	193,422	2007
	11.521507	12.292621	6.69%	204,715	2006
	11.205635	11.521507	2.82%	218,816	2005
	10.627027	11.205635	5.44%	237,598	2004
	9.498578	10.627027	11.88%	245,227	2003
	10.000000	9.498578	-5.01%	72,658	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.538003	10.231255	-24.43%	494,132	2008
	13.022333	13.538003	3.96%	557,197	2007
	11.884255	13.022333	9.58%	603,310	2006
	11.464275	11.884255	3.66%	572,654	2005
	10.636383	11.464275	7.78%	586,469	2004
	9.003831	10.636383	18.13%	516,316	2003
	10.000000	9.003831	-9.96%	180,892	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.590644	9.850101	-32.49%	220,098	2008
	13.969982	14.590644	4.44%	285,323	2007
	12.394286	13.969982	12.71%	317,767	2006
	11.763314	12.394286	5.36%	319,504	2005
	10.664866	11.763314	10.30%	434,894	2004
	8.557964	10.664866	24.62%	269,702	2003
	10.000000	8.557964	-14.42%	45,569	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.216240	9.456041	-37.86%	75,818	2008
	14.595369	15.216240	4.25%	53,356	2007
	12.691229	14.595369	15.00%	71,202	2006
	11.949230	12.691229	6.21%	72,848	2005
	10.649717	11.949230	12.20%	72,395	2004
	8.207270	10.649717	29.76%	172,091	2003
	10.000000	8.207270	-17.93%	10,696	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.450372	15.911129	-37.48%	39,813	2008
	24.048495	25.450372	5.83%	50,962	2007
	22.239162	24.048495	8.14%	59,284	2006
	20.160466	22.239162	10.31%	69,617	2005
	17.703153	20.160466	13.88%	82,489	2004
	13.360934	17.703153	32.50%	83,268	2003
	16.031888	13.360934	-16.66%	48,481	2002
	16.509731	16.031888	-2.89%	15,776	2001
	14.562264	16.509731	13.37%	30,923	2000
	12.238420	14.562264	18.99%	0	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.597006	11.645810	0.42%	281,173	2008
	11.247554	11.597006	3.11%	162,059	2007
	10.934570	11.247554	2.86%	172,589	2006
	10.823110	10.934570	1.03%	133,205	2005
	10.910569	10.823110	-0.80%	150,522	2004
	11.019038	10.910569	-0.98%	161,687	2003
	11.064171	11.019038	-0.41%	180,353	2002
	10.853962	11.064171	1.94%	64,750	2001
	10.402569	10.853962	4.34%	74,374	2000
	10.082892	10.402569	3.17%	0	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.074489	-39.26%	4,272	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.968445	11.600705	-47.19%	11,746	2008
	21.691770	21.968445	1.28%	24,220	2007
	17.958520	21.691770	20.79%	21,942	2006
	16.286544	17.958520	10.27%	19,348	2005
	13.762779	16.286544	18.34%	4,085	2004
	10.000000	13.762779	37.63%	2,202	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.296237	-37.04%	232	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.212287	-37.88%	1,837	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.685366	-33.15%	3,221	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.573416	8.737691	-47.28%	26,227	2008
	15.347910	16.573416	7.98%	26,934	2007
	15.112192	15.347910	1.56%	26,597	2006
	14.207650	15.112192	6.37%	39,085	2005
	12.730702	14.207650	11.60%	46,679	2004
	9.635711	12.730702	32.12%	55,192	2003
	14.679081	9.635711	-34.36%	41,973	2002
	16.733188	14.679081	-12.28%	3,801	2001
	20.284124	16.733188	-17.51%	53,552	2000
	10.000000	20.284124	102.84%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.804160	20.564933	-33.24%	37,610	2008
	33.626225	30.804160	-8.39%	47,559	2007
	29.133262	33.626225	15.42%	52,946	2006
	28.722942	29.133262	1.43%	64,573	2005
	24.885091	28.722942	15.42%	79,863	2004
	16.122626	24.885091	54.35%	79,476	2003
	22.495777	16.122626	-28.33%	58,548	2002
	17.823704	22.495777	26.21%	21,490	2001
	16.287722	17.823704	9.43%	17,571	2000
	12.948046	16.287722	25.79%	68	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.323988	16.618484	-39.18%	40,975	2008
	27.191015	27.323988	0.49%	48,453	2007
	24.662918	27.191015	10.25%	53,284	2006
	22.314210	24.662918	10.53%	62,171	2005
	19.052645	22.314210	17.12%	61,970	2004
	13.730651	19.052645	38.76%	62,756	2003
	16.879142	13.730651	-18.65%	34,834	2002
	18.388267	16.879142	-8.21%	10,214	2001
	17.158959	18.388267	7.16%	26,528	2000
	12.107799	17.158959	41.72%	0	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.199439	11.556220	-18.61%	27,497	2008
	13.793632	14.199439	2.94%	27,783	2007
	13.370415	13.793632	3.17%	30,202	2006
	13.297326	13.370415	0.55%	26,356	2005
	12.684724	13.297326	4.83%	22,213	2004
	11.497820	12.684724	10.32%	47,044	2003
	10.899202	11.497820	5.49%	25,626	2002
	10.632058	10.899202	2.51%	14,248	2001
	10.225806	10.632058	3.97%	36,389	2000
	10.232888	10.225806	-0.07%	0	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.606893	8.400103	-42.49%	47,206	2008
	13.722966	14.606893	6.44%	48,798	2007
	12.272927	13.722966	11.81%	42,508	2006
	11.608061	12.272927	5.73%	45,279	2005
	10.748649	11.608061	8.00%	63,245	2004
	8.566400	10.748649	25.47%	65,223	2003
	10.533860	8.566400	-18.68%	37,106	2002
	12.141316	10.533860	-13.24%	17,551	2001
	12.604902	12.141316	-3.68%	52,480	2000
	11.978202	12.604902	5.23%	0	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.895259	8.814725	-50.74%	0	2008
	16.303498	17.895259	9.76%	1,973	2007
	14.267452	16.303498	14.27%	1,526	2006
	13.144815	14.267452	8.54%	252	2005
	11.247196	13.144815	16.87%	1,159	2004
	9.100645	11.247196	23.59%	273	2003
	10.000000	9.100645	-8.99%	1,566	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.836967	-1.63%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.773213	1.909390	-49.40%	1,376	2008
	3.193251	3.773213	18.16%	1,376	2007
	2.919009	3.193251	9.40%	1,376	2006
	2.981754	2.919009	-2.10%	1,376	2005
	2.904946	2.981754	2.64%	1,376	2004
	1.901728	2.904946	52.75%	1,376	2003
	3.377839	1.901728	-43.70%	1,376	2002
	5.994151	3.377839	-43.65%	3,966	2001
	10.000000	5.994151	-40.06%	2,842	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.102922	7.134422	-49.41%	11,609	2008
	11.926084	14.102922	18.25%	12,183	2007
	10.910353	11.926084	9.31%	12,795	2006
	11.144408	10.910353	-2.10%	15,995	2005
	10.860924	11.144408	2.61%	15,766	2004
	7.112126	10.860924	52.71%	12,103	2003
	10.000000	7.112126	-28.88%	271	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.138401	9.328068	-42.20%	6,704	2008
	13.396993	16.138401	20.46%	14,445	2007
	13.653538	13.396993	-1.88%	14,983	2006
	12.389373	13.653538	10.20%	14,800	2005
	11.197192	12.389373	10.65%	9,140	2004
	7.466744	11.197192	49.96%	7,569	2003
	10.000000	7.466744	-25.33%	704	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.002593	8.061443	-38.00%	17,531	2008
	13.514788	13.002593	-3.79%	30,536	2007
	11.849219	13.514788	14.06%	34,546	2006
	11.550766	11.849219	2.58%	33,504	2005
	9.990303	11.550766	15.62%	47,494	2004
	7.724509	9.990303	29.33%	38,947	2003
	10.487119	7.724509	-26.34%	12,073	2002
	12.133258	10.487119	-13.57%	7,144	2001
	13.794835	12.133258	-12.04%	38,778	2000
	11.831350	13.794835	16.60%	0	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.585887	-44.14%	726	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.748697	10.050760	-46.39%	64,514	2008
	16.693231	18.748697	12.31%	75,457	2007
	15.714870	16.693231	6.23%	93,123	2006
	15.194913	15.714870	3.42%	107,844	2005
	14.440322	15.194913	5.23%	143,896	2004
	11.207016	14.440322	28.85%	155,865	2003
	15.572047	11.207016	-28.03%	99,336	2002
	18.103937	15.572047	-13.99%	34,216	2001
	18.439240	18.103937	-1.82%	73,250	2000
	13.228333	18.439240	39.39%	1,078	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.705776	13.361713	-41.15%	52,673	2008
	21.701631	22.705776	4.63%	64,074	2007
	18.738865	21.701631	15.81%	74,624	2006
	16.654730	18.738865	12.51%	77,387	2005
	14.199720	16.654730	17.29%	75,992	2004
	10.000000	14.199720	42.00%	61,745	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.161034	8.334165	-41.15%	45,186	2008
	13.537128	14.161034	4.61%	49,203	2007
	11.688662	13.537128	15.81%	60,801	2006
	10.391353	11.688662	12.48%	71,509	2005
	8.862004	10.391353	17.26%	89,665	2004
	6.296936	8.862004	40.74%	114,549	2003
	8.218658	6.296936	-23.38%	135,017	2002
	9.496340	8.218658	-13.45%	39,353	2001
	10.000000	9.496340	-5.04%	11,159	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.315805	2.164825	-79.01%	1,389	2008
	10.495128	10.315805	-1.71%	1,500	2007
	10.000000	10.495128	4.95%	1,603	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.244535	9.229598	-39.46%	49,775	2008
	14.837386	15.244535	2.74%	61,709	2007
	13.108388	14.837386	13.19%	65,428	2006
	12.569703	13.108388	4.29%	85,143	2005
	11.670124	12.569703	7.71%	109,644	2004
	9.359056	11.670124	24.69%	143,563	2003
	11.713202	9.359056	-20.10%	91,235	2002
	13.251196	11.713202	-11.61%	17,357	2001
	14.760805	13.251196	-10.23%	185,809	2000
	12.325100	14.760805	19.76%	0	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.707899	5.938698	-38.83%	7,821	2008
	9.987465	9.707899	-2.80%	4,045	2007
	10.000000	9.987465	-0.13%	2,453	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.048909	8.544230	-49.88%	21,010	2008
	16.295740	17.048909	4.62%	19,971	2007
	16.084619	16.295740	1.31%	25,269	2006
	14.551544	16.084619	10.54%	32,437	2005
	12.346352	14.551544	17.86%	33,771	2004
	9.990303	12.346352	23.58%	39,540	2003
	14.060573	9.990303	-28.95%	29,618	2002
	20.792245	14.060573	-32.38%	16,966	2001
	23.804137	20.792245	-12.65%	65,387	2000
	13.175212	23.804137	80.67%	0	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.011231	10.073944	-8.51%	0	2008
	10.114488	11.011231	8.87%	0	2007
	10.000000	10.114488	1.14%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.085475	11.426111	3.07%	0	2008
	10.360869	11.085475	6.99%	0	2007
	10.000000	10.360869	3.61%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.238387	6.273267	-44.18%	0	2008
	10.985196	11.238387	2.30%	0	2007
	10.000000	10.985196	9.85%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.419305	7.529426	-39.37%	0	2008
	11.592344	12.419305	7.13%	0	2007
	10.000000	11.592344	15.92%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.082860	5.365446	-40.93%	0	2008
	10.306320	9.082860	-11.87%	0	2007
	10.000000	10.306320	3.06%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.471831	8.217777	-28.37%	0	2008
	10.995483	11.471831	4.33%	0	2007
	10.000000	10.995483	9.95%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.509546	6.973249	-39.41%	0	2008
	11.377371	11.509546	1.16%	0	2007
	10.000000	11.377371	13.77%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.608640	7.309256	-31.10%	0	2008
	10.562829	10.608640	0.43%	0	2007
	10.000000	10.562829	5.63%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.704685	7.073167	-39.57%	0	2008
	10.789901	11.704685	8.48%	0	2007
	10.000000	10.789901	7.90%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.760906	7.574542	-29.61%	0	2008
	10.737169	10.760906	0.22%	0	2007
	10.000000	10.737169	7.37%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.737978	5.576145	-48.07%	0	2008
	10.334377	10.737978	3.91%	0	2007
	10.000000	10.334377	3.34%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.976852	6.177748	-38.08%	0	2008
	10.808065	9.976852	-7.69%	0	2007
	10.000000	10.808065	8.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.654156	6.576417	-43.57%	10,250	2008
	10.529615	11.654156	10.68%	8,136	2007
	10.000000	10.529615	5.30%	6,899	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.126616	6.977814	-37.29%	13,044	2008
	10.975973	11.126616	1.37%	9,658	2007
	10.000000	10.975973	9.76%	2,436	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.592971	10.559568	-0.32%	7,295	2008
	10.231298	10.592971	3.53%	5,748	2007
	10.000000	10.231298	2.31%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.779264	9.524373	-11.64%	5,685	2008
	10.388939	10.779264	3.76%	7,009	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.810375	26.613380	-16.34%	12,726	2008
	30.348016	31.810375	4.82%	13,158	2007
	27.832187	30.348016	9.04%	13,938	2006
	25.196617	27.832187	10.46%	16,150	2005
	23.265299	25.196617	8.30%	21,575	2004
	18.490922	23.265299	25.82%	23,672	2003
	17.204918	18.490922	7.47%	4,505	2002
	15.882098	17.204918	8.33%	1,378	2001
	14.489064	15.882098	9.61%	1,591	2000
	11.381127	14.489064	27.31%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.821247	9.710238	-45.51%	0	2008
	15.806391	17.821247	12.75%	0	2007
	12.836370	15.806391	23.14%	0	2006
	11.744532	12.836370	9.30%	0	2005
	10.167476	11.744532	15.51%	0	2004
	8.109277	10.167476	25.38%	0	2003
	10.000000	8.109277	-18.91%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.150225	5.316692	-47.62%	5,635	2008
	8.409951	10.150225	20.69%	9,490	2007
	7.820966	8.409951	7.53%	20,154	2006
	6.760095	7.820966	15.69%	10,920	2005
	5.649809	6.760095	19.65%	10,876	2004
	4.050054	5.649809	39.50%	9,947	2003
	5.978929	4.050054	-32.26%	7,714	2002
	8.596944	5.978929	-30.45%	2,112	2001
	10.000000	8.596944	-14.03%	707	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.480206	18.625781	-38.89%	52,637	2008
	37.355760	30.480206	-18.41%	57,977	2007
	27.498873	37.355760	35.84%	63,112	2006
	23.873713	27.498873	15.18%	70,771	2005
	17.787794	23.873713	34.21%	81,121	2004
	13.145572	17.787794	35.31%	74,170	2003
	13.465327	13.145572	-2.37%	37,423	2002
	12.459341	13.465327	8.07%	5,462	2001
	11.997156	12.459341	3.85%	10,046	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.370223	10.533425	-65.32%	469	2008
	22.437530	30.370223	35.35%	1,734	2007
	16.340913	22.437530	37.31%	573	2006
	12.593052	16.340913	29.76%	4,239	2005
	10.000000	12.593052	25.93%	4,105	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.585849	20.649302	-65.35%	2,008	2008
	44.006397	59.585849	35.40%	3,326	2007
	32.058974	44.006397	37.27%	4,067	2006
	24.681277	32.058974	29.89%	4,634	2005
	19.923949	24.681277	23.88%	5,607	2004
	13.131584	19.923949	51.73%	7,767	2003
	13.744142	13.131584	-4.46%	4,413	2002
	14.226803	13.744142	-3.39%	12,341	2001
	24.869164	14.226803	-42.79%	7,493	2000
	12.618390	24.869164	97.09%	0	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.552027	17.265023	-46.96%	2,161	2008
	22.765085	32.552027	42.99%	775	2007
	18.576124	22.765085	22.55%	955	2006
	12.450500	18.576124	49.20%	1,117	2005
	10.000000	12.450500	24.51%	734	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	49.612322	26.299894	-46.99%	1,116	2008
	34.689305	49.612322	43.02%	1,406	2007
	28.316407	34.689305	22.51%	3,397	2006
	18.971961	28.316407	49.25%	3,941	2005
	15.519976	18.971961	22.24%	6,930	2004
	10.893391	15.519976	42.47%	6,216	2003
	11.393485	10.893391	-4.39%	2,759	2002
	12.930490	11.393485	-11.89%	301	2001
	11.794757	12.930490	9.63%	0	2000
	9.905995	11.794757	19.07%	0	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.480539	8.241655	-38.86%	15,534	2008
	12.460805	13.480539	8.18%	15,953	2007
	11.138923	12.460805	11.87%	18,246	2006
	10.409093	11.138923	7.01%	15,524	2005
	9.645954	10.409093	7.91%	16,004	2004
	7.262866	9.645954	32.81%	15,268	2003
	9.641466	7.262866	-24.67%	9,678	2002
	9.768142	9.641466	-1.30%	2,097	2001
	10.039992	9.768142	-2.71%	12,317	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.860932	7.580472	-41.06%	65,598	2008
	12.258080	12.860932	4.92%	74,456	2007
	11.100489	12.258080	10.43%	89,982	2006
	10.455996	11.100489	6.16%	121,808	2005
	8.988254	10.455996	16.33%	129,617	2004
	6.667013	8.988254	34.82%	154,435	2003
	9.258644	6.667013	-27.99%	125,999	2002
	9.772041	9.258644	-5.25%	14,860	2001
	10.000000	9.772041	-2.27%	7,139	2000*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.189783	6.787656	-39.34%	0	2008
	11.133243	11.189783	0.51%	0	2007
	10.238990	11.133243	8.73%	0	2006
	9.887454	10.238990	3.56%	0	2005
	9.350154	9.887454	5.75%	0	2004
	8.170118	9.350154	14.44%	0	2003
	10.020866	8.170118	-18.47%	0	2002
	10.000000	10.020866	0.21%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.419754	5.874629	-52.70%	926	2008
	12.459349	12.419754	-0.32%	0	2007
	11.216270	12.459349	11.08%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.616207	7.135224	-43.44%	0	2008
	11.453081	12.616207	10.16%	0	2007
	10.954580	11.453081	4.55%	0	2006
	10.233571	10.954580	7.05%	0	2005
	9.758638	10.233571	4.87%	0	2004
	7.660739	9.758638	27.39%	0	2003
	10.297552	7.660739	-25.61%	0	2002
	10.000000	10.297552	2.98%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.882480	7.268985	-43.57%	0	2008
	11.724195	12.882480	9.88%	0	2007
	11.239473	11.724195	4.31%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.729381	7.658878	-48.00%	286	2008
	13.548699	14.729381	8.71%	560	2007
	11.849141	13.548699	14.34%	2,527	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.681114	9.399440	-31.30%	0	2008
	12.867488	13.681114	6.32%	0	2007
	11.210324	12.867488	14.78%	0	2006
	10.822909	11.210324	3.58%	0	2005
	10.098727	10.822909	7.17%	0	2004
	8.252685	10.098727	22.37%	0	2003
	9.940266	8.252685	-16.98%	0	2002
	10.000000	9.940266	-0.60%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.721532	8.228641	-29.80%	0	2008
	10.655970	11.721532	10.00%	0	2007
	10.000000	10.655970	6.56%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.822368	6.435799	-45.56%	0	2008
	12.726802	11.822368	-7.11%	0	2007
	10.000000	12.726802	27.27%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.872212	12.238290	-41.37%	0	2008
	18.500953	20.872212	12.82%	0	2007
	14.668839	18.500953	26.12%	0	2006
	12.646837	14.668839	15.99%	0	2005
	10.369651	12.646837	21.96%	0	2004
	8.169306	10.369651	26.93%	0	2003
	10.000000	8.169306	-18.31%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.587559	7.032823	-39.31%	0	2008
	10.189057	11.587559	13.73%	0	2007
	10.000000	10.189057	1.89%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.746345	9.950179	-36.81%	535	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.008913	9.655567	-35.67%	16,497	2008
	15.272407	15.008913	-1.73%	18,972	2007
	13.261766	15.272407	15.16%	19,631	2006
	12.886814	13.261766	2.91%	21,016	2005
	11.596281	12.886814	11.13%	19,321	2004
	9.115086	11.596281	27.22%	19,026	2003
	11.494846	9.115086	-20.70%	11,815	2002
	12.754306	11.494846	-9.87%	5,000	2001
	14.507084	12.754306	-12.08%	42,615	2000
	12.498159	14.507084	16.07%	158	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.087758	10.357850	-45.74%	1,471	2008
	16.440969	19.087758	16.10%	1,492	2007
	13.370025	16.440969	22.97%	1,458	2006
	12.002773	13.370025	11.39%	1,533	2005
	10.619263	12.002773	13.03%	2,275	2004
	8.671800	10.619263	22.46%	2,726	2003
	11.073317	8.671800	-21.69%	2,621	2002
	15.898785	11.073317	-30.35%	3,126	2001
	19.434239	15.898785	-18.19%	57,228	2000
	12.045328	19.434239	61.34%	184	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.664731	9.585646	-45.74%	5,589	2008
	15.215255	17.664731	16.10%	4,970	2007
	12.373270	15.215255	22.97%	4,917	2006
	11.123058	12.373270	11.24%	6,199	2005
	9.827587	11.123058	13.18%	6,051	2004
	8.025314	9.827587	22.46%	4,902	2003
	10.000000	8.025314	-19.75%	3,207	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.598040	7.885187	-25.60%	815	2008
	11.031146	10.598040	-3.93%	1,067	2007
	10.000000	11.031146	10.31%	1,039	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.092246	6.959294	-42.45%	12,552	2008
	10.160752	12.092246	19.01%	13,049	2007
	10.680664	10.160752	-4.87%	13,303	2006
	10.629148	10.680664	0.48%	12,267	2005
	9.764966	10.629148	8.85%	10,518	2004
	7.949373	9.764966	22.84%	8,209	2003
	10.000000	7.949373	-20.51%	2,968	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.520974	14.057757	-27.99%	31,883	2008
	20.925531	19.520974	-6.71%	34,485	2007
	17.930824	20.925531	16.70%	33,586	2006
	17.357040	17.930824	3.31%	33,178	2005
	15.435721	17.357040	12.45%	31,494	2004
	12.170125	15.435721	26.83%	28,763	2003
	14.161782	12.170125	-14.06%	16,646	2002
	12.764086	14.161782	10.95%	6,998	2001
	10.984159	12.764086	16.20%	11,113	2000
	11.264161	10.984159	-2.49%	113	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.087303	6.612586	-49.47%	6,111	2008
	9.521145	13.087303	37.46%	2,858	2007
	10.000000	9.521145	-4.79%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.418201	11.051399	-3.21%	1,487	2008
	10.604050	11.418201	7.68%	927	2007
	10.612998	10.604050	-0.08%	2,587	2006
	10.624530	10.612998	-0.11%	858	2005
	10.209525	10.624530	4.06%	659	2004
	10.000000	10.209525	2.10%	290	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.849090	7.806536	-39.24%	12,526	2008
	12.801243	12.849090	0.37%	13,808	2007
	11.246768	12.801243	13.82%	14,601	2006
	10.710058	11.246768	5.01%	15,387	2005
	9.730718	10.710058	10.06%	15,706	2004
	7.885104	9.730718	23.41%	0	2003
	10.181590	7.885104	-22.56%	0	2002
	10.000000	10.181590	1.82%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.615850	7.763191	-38.46%	686	2008
	13.628605	12.615850	-7.43%	2,351	2007
	11.424937	13.628605	19.29%	2,160	2006
	10.865763	11.424937	5.15%	2,160	2005
	9.761770	10.865763	11.31%	2,160	2004
	8.029005	9.761770	21.58%	250	2003
	10.159601	8.029005	-20.97%	250	2002
	10.000000	10.159601	1.60%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.363382	9.182281	-52.58%	392	2008
	14.583392	19.363382	32.78%	3,344	2007
	14.359148	14.583392	1.56%	3,344	2006
	12.763826	14.359148	12.50%	3,344	2005
	11.073826	12.763826	15.26%	3,344	2004
	8.244599	11.073826	34.32%	172	2003
	10.479011	8.244599	-21.32%	172	2002
	10.000000	10.479011	4.79%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.441849	10.114645	-42.01%	0	2008
	15.211496	17.441849	14.66%	0	2007
	13.034550	15.211496	16.70%	0	2006
	11.284628	13.034550	15.51%	0	2005
	9.999695	11.284628	12.85%	0	2004
	7.639349	9.999695	30.90%	0	2003
	9.698035	7.639349	-21.23%	0	2002
	12.688214	9.698035	-23.57%	0	2001
	17.408242	12.688214	-27.11%	0	2000
	11.535935	17.408242	50.90%	0	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.122537	7.919174	-47.63%	0	2008
	16.011189	15.122537	-5.55%	0	2007
	14.380239	16.011189	11.34%	0	2006
	12.588443	14.380239	14.23%	0	2005
	10.848074	12.588443	16.04%	34	2004
	7.469866	10.848074	45.22%	34	2003
	11.535653	7.469866	-35.25%	34	2002
	16.437806	11.535653	-29.82%	34	2001
	20.617144	16.437806	-20.27%	34	2000
	12.821248	20.617144	60.80%	23	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	16.820526	10.556377	-37.24%	0	2008
	16.804122	16.820526	0.10%	0	2007
	14.315191	16.804122	17.39%	0	2006
	13.458639	14.315191	6.36%	0	2005
	12.290259	13.458639	9.51%	0	2004
	9.983912	12.290259	23.10%	0	2003
	13.200277	9.983912	-24.37%	0	2002
	13.297317	13.200277	-0.73%	0	2001
	12.413046	13.297317	7.12%	287	2000
	11.879593	12.413046	4.49%	0	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.296006	9.713315	-32.06%	3,407	2008
	14.633033	14.296006	-2.30%	4,294	2007
	13.003864	14.633033	12.53%	4,408	2006
	12.329540	13.003864	5.47%	4,084	2005
	10.285373	12.329540	19.87%	3,219	2004
	7.590152	10.285373	35.51%	2,626	2003
	10.000000	7.590152	-24.10%	355	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.421512	7.365892	-35.51%	15,002	2008
	10.775260	11.421512	6.00%	14,641	2007
	10.032485	10.775260	7.40%	14,092	2006
	9.844387	10.032485	1.91%	14,901	2005
	9.424231	9.844387	4.46%	13,971	2004
	7.604702	9.424231	23.93%	12,772	2003
	10.882532	7.604702	-30.12%	11,228	2002
	14.293123	10.882532	-23.86%	7,240	2001
	16.333747	14.293123	-12.49%	78,518	2000
	12.767196	16.333747	27.94%	379	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.449022	8.932279	-38.18%	50,633	2008
	13.959170	14.449022	3.51%	53,147	2007
	12.288247	13.959170	13.60%	55,935	2006
	11.933915	12.288247	2.97%	62,613	2005
	10.967119	11.933915	8.82%	58,351	2004
	8.686976	10.967119	26.25%	62,322	2003
	11.377149	8.686976	-23.65%	35,783	2002
	13.173971	11.377149	-13.64%	21,294	2001
	14.764046	13.173971	-10.77%	199,143	2000
	12.446981	14.764046	18.62%	1,841	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.770045	10.233414	-30.72%	13,486	2008
	14.019259	14.770045	5.36%	12,886	2007
	12.237382	14.019259	14.56%	13,597	2006
	11.920233	12.237382	2.66%	13,339	2005
	11.537984	11.920233	3.31%	15,264	2004
	9.681804	11.537984	19.17%	13,462	2003
	11.820057	9.681804	-18.09%	6,395	2002
	13.253384	11.820057	-10.81%	2,160	2001
	13.562791	13.253384	-2.28%	35,768	2000
	12.372807	13.562791	9.62%	151	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.165567	6.852889	-38.62%	0	2008
	12.765855	11.165567	-12.54%	0	2007
	12.507898	12.765855	2.06%	0	2006
	12.019851	12.507898	4.06%	0	2005
	10.976665	12.019851	9.50%	0	2004
	8.474906	10.976665	29.52%	0	2003
	10.654863	8.474906	-20.46%	0	2002
	10.000000	10.654863	6.55%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.649287	11.495956	-38.36%	0	2008
	18.207603	18.649287	2.43%	0	2007
	15.099947	18.207603	20.58%	0	2006
	13.721111	15.099947	10.05%	0	2005
	11.623812	13.721111	18.04%	0	2004
	8.667488	11.623812	34.11%	0	2003
	10.040719	8.667488	-13.68%	0	2002
	10.000000	10.040719	0.41%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.960517	9.711563	-2.50%	0	2008
	10.281225	9.960517	-3.12%	0	2007
	10.000000	10.281225	2.81%	124	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.433556	12.249031	-8.82%	22,488	2008
	12.962295	13.433556	3.64%	30,013	2007
	12.653506	12.962295	2.44%	29,630	2006
	12.700428	12.653506	-0.37%	32,229	2005
	12.462369	12.700428	1.91%	31,845	2004
	12.108907	12.462369	2.92%	28,644	2003
	11.263725	12.108907	7.50%	16,810	2002
	10.603847	11.263725	6.22%	4,919	2001
	9.760781	10.603847	8.64%	27,853	2000
	10.000000	9.760781	-2.39%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	22.942085	12.947874	-43.56%	38,205	2008
	19.853098	22.942085	15.56%	39,207	2007
	18.088817	19.853098	9.75%	38,722	2006
	15.739580	18.088817	14.93%	39,569	2005
	13.875191	15.739580	13.44%	36,574	2004
	10.991394	13.875191	26.24%	31,481	2003
	12.338834	10.991394	-10.92%	20,284	2002
	14.316943	12.338834	-13.82%	11,655	2001
	15.603664	14.316943	-8.25%	79,088	2000
	12.779434	15.603664	22.10%	738	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.398310	6.007924	-55.16%	1,916	2008
	9.354605	13.398310	43.23%	1,498	2007
	10.000000	9.354605	-6.45%	577	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.195174	9.689103	-43.65%	38,239	2008
	17.240844	17.195174	-0.26%	43,193	2007
	14.597980	17.240844	18.10%	47,358	2006
	14.034109	14.597980	4.02%	49,188	2005
	12.811259	14.034109	9.55%	50,291	2004
	10.003066	12.811259	28.07%	38,660	2003
	12.253980	10.003066	-18.37%	20,895	2002
	13.128922	12.253980	-6.66%	12,200	2001
	12.324339	13.128922	6.53%	49,544	2000
	11.793413	12.324339	4.50%	570	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.205533	8.256936	-26.31%	5,498	2008
	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.384028	7.533560	-33.82%	1,898	2008
	10.507729	11.384028	8.34%	2,372	2007
	10.000000	10.507729	5.08%	1,183	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.513627	7.011827	-39.10%	174	2008
	10.527827	11.513627	9.36%	122	2007
	10.000000	10.527827	5.28%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	11.944770	5.279096	-55.80%	3,766	2008
	9.871549	11.944770	21.00%	4,068	2007
	9.531444	9.871549	3.57%	4,590	2006
	8.901990	9.531444	7.07%	5,779	2005
	8.454474	8.901990	5.29%	6,342	2004
	6.629704	8.454474	27.52%	5,701	2003
	8.633163	6.629704	-23.21%	5,271	2002
	10.260418	8.633163	-15.86%	4,710	2001
	12.595275	10.260418	-18.54%	15,388	2000
	12.292450	12.595275	2.46%	416	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.273930	7.926138	-48.11%	33,700	2008
	12.242015	15.273930	24.77%	36,967	2007
	11.661788	12.242015	4.98%	37,208	2006
	11.220319	11.661788	3.93%	38,789	2005
	11.047999	11.220319	1.56%	37,128	2004
	8.459859	11.047999	30.59%	31,628	2003
	12.323670	8.459859	-31.35%	25,837	2002
	15.232000	12.323670	-19.09%	15,229	2001
	17.413426	15.232000	-12.53%	219,621	2000
	12.896602	17.413426	35.02%	1,014	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.242436	8.285591	-26.30%	4,884	2008
	11.136228	11.242436	0.95%	6,937	2007
	10.184145	11.136228	9.35%	11,056	2006
	10.099701	10.184145	0.84%	8,498	2005
	9.380947	10.099701	7.66%	8,049	2004
	7.512154	9.380947	24.88%	8,018	2003
	7.371466	7.512154	1.91%	3,687	2002
	8.508002	7.371466	-13.36%	480	2001
	11.177582	8.508002	-23.88%	30,013	2000
	10.515966	11.177582	6.29%	0	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.776164	7.213130	-26.22%	3,352	2008
	10.000000	9.776164	-2.24%	1,712	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.942735	10.402160	-4.94%	5,516	2008
	10.677621	10.942735	2.48%	4,149	2007
	10.408697	10.677621	2.58%	2,074	2006
	10.367180	10.408697	0.40%	950	2005
	10.104687	10.367180	2.60%	1,085	2004
	10.000000	10.104687	1.05%	946	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.167854	6.643934	-40.51%	2,454	2008
	9.833348	11.167854	13.57%	1,947	2007
	10.000000	9.833348	-1.67%	625	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.229789	11.168216	-44.79%	483	2008
	17.551030	20.229789	15.26%	500	2007
	15.129373	17.551030	16.01%	500	2006
	12.929468	15.129373	17.01%	500	2005
	11.583907	12.929468	11.62%	500	2004
	8.224601	11.583907	40.84%	500	2003
	10.498504	8.224601	-21.66%	1,253	2002
	13.560524	10.498504	-22.58%	1,140	2001
	17.052691	13.560524	-20.48%	19,185	2000
	12.170445	17.052691	40.12%	17	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.970515	10.470591	-44.81%	5,998	2008
	16.455903	18.970515	15.28%	6,257	2007
	14.185006	16.455903	16.01%	6,508	2006
	12.127206	14.185006	16.97%	6,076	2005
	10.864300	12.127206	11.62%	5,525	2004
	7.711109	10.864300	40.89%	4,434	2003
	10.000000	7.711109	-22.89%	2,403	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.467034	7.426726	-51.98%	2,587	2008
	14.893926	15.467034	3.85%	1,969	2007
	13.032217	14.893926	14.29%	1,723	2006
	12.920158	13.032217	0.87%	2,235	2005
	11.524844	12.920158	12.11%	2,455	2004
	7.426249	11.524844	55.19%	3,358	2003
	10.000000	7.426249	-25.74%	331	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.319149	7.830809	-30.82%	2,164	2008
	11.093323	11.319149	2.04%	2,037	2007
	10.000000	11.093323	10.93%	894	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.728001	6.408405	-34.12%	2,780	2008
	10.133296	9.728001	-4.00%	994	2007
	10.000000	10.133296	1.33%	913	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.582545	-34.17%	7,416	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.472245	6.270718	-53.45%	2,123	2008
	10.644685	13.472245	26.56%	4,324	2007
	10.000000	10.644685	6.45%	438	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.705569	10.406862	-41.22%	0	2008
	15.549188	17.705569	13.87%	0	2007
	12.990625	15.549188	19.70%	0	2006
	11.955445	12.990625	8.66%	0	2005
	10.226006	11.955445	16.91%	0	2004
	7.844013	10.226006	30.37%	0	2003
	10.000000	7.844013	-21.56%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.298138	7.209489	-41.38%	4,149	2008
	10.832375	12.298138	13.53%	3,151	2007
	10.000000	10.832375	8.32%	1,087	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.383455	11.890503	4.45%	2,238	2008
	10.425263	11.383455	9.19%	1,638	2007
	10.000000	10.425263	4.25%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.126858	9.279686	-34.31%	289	2008
	14.021140	14.126858	0.75%	898	2007
	12.201009	14.021140	14.92%	443	2006
	11.358686	12.201009	7.42%	361	2005
	10.000000	11.358686	13.59%	110	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.291345	6.184179	-45.23%	36,988	2008
	8.403216	11.291345	34.37%	35,178	2007
	7.830007	8.403216	7.32%	28,345	2006
	7.072868	7.830007	10.70%	34,339	2005
	6.096134	7.072868	16.02%	34,965	2004
	5.155250	6.096134	18.25%	29,676	2003
	6.234962	5.155250	-17.32%	16,505	2002
	8.110923	6.234962	-23.13%	12,234	2001
	10.000000	8.110923	-18.89%	294,116	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.605487	2.537698	-44.90%	2,527	2008
	3.848176	4.605487	19.68%	4,478	2007
	3.628519	3.848176	6.05%	1,499	2006
	3.307220	3.628519	9.72%	2,041	2005
	3.343773	3.307220	-1.09%	2,645	2004
	2.321074	3.343773	44.06%	2,810	2003
	3.995569	2.321074	-41.91%	9,437	2002
	6.482069	3.995569	-38.36%	4,880	2001
	10.000000	6.482069	-35.18%	345,272	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.134007	7.798632	-44.82%	6,021	2008
	11.804416	14.134007	19.73%	6,090	2007
	11.119075	11.804416	6.16%	5,845	2006
	10.154813	11.119075	9.50%	5,589	2005
	10.239640	10.154813	-0.83%	4,650	2004
	7.076041	10.239640	44.71%	3,409	2003
	10.000000	7.076041	-29.24%	2,796	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.434863	10.932458	-37.30%	0	2008
	16.704562	17.434863	4.37%	0	2007
	15.332818	16.704562	8.95%	692	2006
	14.055507	15.332818	9.09%	692	2005
	12.166439	14.055507	15.53%	692	2004
	10.000000	12.166439	21.66%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.301067	7.658356	-53.02%	10,380	2008
	12.948047	16.301067	25.90%	12,088	2007
	8.978130	12.948047	44.22%	7,210	2006
	6.918472	8.978130	29.77%	7,760	2005
	5.926958	6.918472	16.73%	7,935	2004
	4.479412	5.926958	32.32%	8,484	2003
	6.134915	4.479412	-26.98%	9,656	2002
	8.147522	6.134915	-24.70%	11,226	2001
	10.000000	8.147522	-18.52%	134,258	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.150556	13.230570	-53.00%	18,078	2008
	22.350667	28.150556	25.95%	18,136	2007
	15.490810	22.350667	44.28%	14,582	2006
	11.930086	15.490810	29.85%	14,693	2005
	10.218272	11.930086	16.75%	13,499	2004
	7.721869	10.218272	32.33%	10,117	2003
	10.000000	7.721869	-22.78%	4,194	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.112583	9.996365	-33.85%	2,747	2008
	14.282895	15.112583	5.81%	1,469	2007
	12.050714	14.282895	18.52%	105	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	18.787528	11.595051	-38.28%	4,196	2008
	17.790121	18.787528	5.61%	5,191	2007
	15.953635	17.790121	11.51%	5,954	2006
	14.964753	15.953635	6.61%	5,158	2005
	13.138019	14.964753	13.90%	5,123	2004
	10.138201	13.138019	29.59%	5,983	2003
	14.015386	10.138201	-27.66%	5,001	2002
	14.470155	14.015386	-3.14%	2,242	2001
	14.547000	14.470155	-0.53%	9,201	2000
	12.869170	14.547000	13.04%	0	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.489184	5.525398	-47.32%	206	2008
	10.334086	10.489184	1.50%	2,916	2007
	10.000000	10.334086	3.34%	1,939	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	21.850957	12.169674	-44.31%	25,947	2008
	18.134147	21.850957	20.50%	25,799	2007
	16.075411	18.134147	12.81%	22,753	2006
	14.369651	16.075411	11.87%	23,145	2005
	12.562067	14.369651	14.39%	20,829	2004
	9.973058	12.562067	25.96%	15,484	2003
	14.351320	9.973058	-30.51%	10,425	2002
	19.367124	14.351320	-25.90%	4,836	2001
	21.277954	19.367124	-8.98%	72,340	2000
	14.058496	21.277954	51.35%	0	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	18.917986	8.857188	-53.18%	4,811	2008
	17.594570	18.917986	7.52%	5,726	2007
	15.937973	17.594570	10.39%	5,498	2006
	13.727268	15.937973	16.10%	3,776	2005
	11.731426	13.727268	17.01%	3,245	2004
	8.829813	11.731426	32.86%	2,980	2003
	11.835638	8.829813	-25.40%	2,086	2002
	12.385684	11.835638	-4.44%	2,061	2001
	12.504542	12.385684	-0.95%	7,226	2000
	11.841583	12.504542	5.60%	274	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.292530	5.471365	-46.84%	259	2008
	10.156075	10.292530	1.34%	259	2007
	10.000000	10.156075	1.56%	336	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.430732	8.880976	-14.86%	2,966	2008
	10.123616	10.430732	3.03%	1,397	2007
	9.877916	10.123616	2.49%	729	2006
	9.900293	9.877916	-0.23%	0	2005
	9.988556	9.900293	-0.88%	0	2004
	10.000000	9.988556	-0.11%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.749672	8.184625	-40.47%	0	2008
	13.910027	13.749672	-1.15%	0	2007
	13.437060	13.910027	3.52%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.004101	8.340289	-40.44%	1,020	2008
	13.232854	14.004101	5.83%	2,979	2007
	11.832816	13.232854	11.83%	1,799	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.898553	7.527012	-30.94%	2,748	2008
	10.441173	10.898553	4.38%	628	2007
	10.000000	10.441173	4.41%	93	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.556053	9.356954	-11.36%	0	2008
	10.423276	10.556053	1.27%	0	2007
	10.000000	10.423276	4.23%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.060105	7.278126	-39.65%	2,486	2008
	10.723164	12.060105	12.47%	1,228	2007
	10.000000	10.723164	7.23%	572	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.280075	6.188730	-45.14%	1,375	2008
	10.250695	11.280075	10.04%	1,244	2007
	10.000000	10.250695	2.51%	1,054	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.782890	5.958951	-39.09%	0	2008
	10.000000	9.782890	-2.17%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.230330	10.078138	-29.18%	3,839	2008
	14.030561	14.230330	1.42%	2,867	2007
	12.897677	14.030561	8.78%	7,478	2006
	12.808565	12.897677	0.70%	10,004	2005
	11.829065	12.808565	8.28%	11,517	2004
	9.836609	11.829065	20.26%	11,189	2003
	9.689126	9.836609	1.52%	4,056	2002
	9.453988	9.689126	2.49%	1,820	2001
	10.479056	9.453988	-9.78%	14,030	2000
	10.325454	10.479056	1.49%	321	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.505618	8.136171	-29.29%	2,963	2008
	11.340421	11.505618	1.46%	4,172	2007
	10.425180	11.340421	8.78%	2,010	2006
	10.000000	10.425180	4.25%	811	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.699975	13.583195	-58.46%	476	2008
	22.840560	32.699975	43.17%	60	2007
	16.985684	22.840560	34.47%	60	2006
	13.020203	16.985684	30.46%	60	2005
	10.964194	13.020203	18.75%	60	2004
	6.745447	10.964194	62.54%	209	2003
	8.090952	6.745447	-16.63%	663	2002
	8.677386	8.090952	-6.76%	404	2001
	10.000000	8.677386	-13.23%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.271891	15.042758	-58.53%	2,721	2008
	25.340854	36.271891	43.14%	4,293	2007
	18.855195	25.340854	34.40%	1,840	2006
	14.451324	18.855195	30.47%	2,789	2005
	12.167999	14.451324	18.76%	1,695	2004
	7.488067	12.167999	62.50%	752	2003
	10.000000	7.488067	-25.12%	227	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.701131	13.660887	-34.01%	2,135	2008
	17.484722	20.701131	18.40%	1,481	2007
	12.920103	17.484722	35.33%	1,178	2006
	12.336991	12.920103	4.73%	788	2005
	9.653025	12.336991	27.80%	634	2004
	7.904327	9.653025	22.12%	479	2003
	10.000000	7.904327	-20.96%	39	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.136694	8.030285	-46.95%	0	2008
	12.105750	15.136694	25.04%	0	2007
	9.256714	12.105750	30.78%	0	2006
	7.227958	9.256714	28.07%	0	2005
	6.435697	7.227958	12.31%	0	2004
	4.824815	6.435697	33.39%	0	2003
	6.464037	4.824815	-25.36%	0	2002
	9.212757	6.464037	-29.84%	0	2001
	10.000000	9.212757	-7.87%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.282764	12.886474	-46.93%	1,079	2008
	19.419965	24.282764	25.04%	749	2007
	14.851148	19.419965	30.76%	1,324	2006
	11.599408	14.851148	28.03%	1,700	2005
	10.313672	11.599408	12.47%	746	2004
	7.748697	10.313672	33.10%	460	2003
	10.000000	7.748697	-22.51%	96	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.430469	10.635869	-45.26%	1,563	2008
	16.478948	19.430469	17.91%	1,563	2007
	13.309808	16.478948	23.81%	1,563	2006
	11.339567	13.309808	17.37%	1,563	2005
	9.968174	11.339567	13.76%	1,563	2004
	7.449129	9.968174	33.82%	1,563	2003
	10.151774	7.449129	-26.62%	2,338	2002
	12.714940	10.151774	-20.16%	1,876	2001
	14.743816	12.714940	-13.76%	8,383	2000
	12.195325	14.743816	20.90%	0	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.377250	14.442226	-45.25%	762	2008
	22.362632	26.377250	17.95%	337	2007
	18.072006	22.362632	23.74%	513	2006
	15.396766	18.072006	17.38%	255	2005
	13.534705	15.396766	13.76%	212	2004
	10.000000	13.534705	35.35%	148	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.124937	-48.75%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.110003	-38.90%	2,640	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.342067	-36.58%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.900737	-20.99%	15,063	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.048338	-9.52%	2,508	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.537235	-24.63%	1,129	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.818051	-31.82%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.819515	-1.80%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.319332	9.690290	-47.10%	1,021	2008
	18.839726	18.319332	-2.76%	1,358	2007
	15.917741	18.839726	18.36%	1,880	2006
	14.557757	15.917741	9.34%	797	2005
	12.220120	14.557757	19.13%	1,471	2004
	8.783377	12.220120	39.13%	555	2003
	10.000000	8.783377	-12.17%	1,307	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.347313	14.140468	5.94%	36,286	2008
	12.665762	13.347313	5.38%	36,096	2007
	12.461292	12.665762	1.64%	36,135	2006
	12.269348	12.461292	1.56%	43,782	2005
	12.081076	12.269348	1.56%	42,013	2004
	12.042881	12.081076	0.32%	39,369	2003
	11.033039	12.042881	9.15%	36,870	2002
	10.460250	11.033039	5.48%	15,125	2001
	9.449856	10.460250	10.69%	43,427	2000
	9.839387	9.449856	-3.96%	136	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.144006	4.909233	-39.72%	2,392	2008
	6.927429	8.144006	17.56%	2,198	2007
	6.634147	6.927429	4.42%	1,093	2006
	6.333414	6.634147	4.75%	1,936	2005
	5.953998	6.333414	6.37%	2,378	2004
	4.560642	5.953998	30.55%	2,755	2003
	6.505832	4.560642	-29.90%	2,276	2002
	9.205900	6.505832	-29.33%	4,938	2001
	12.740010	9.205900	-27.74%	20,992	2000
	12.422359	12.740010	2.56%	692	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.392194	10.582926	-26.47%	7,812	2008
	12.925251	14.392194	11.35%	6,603	2007
	12.795744	12.925251	1.01%	6,793	2006
	11.999029	12.795744	6.64%	6,648	2005
	11.312952	11.999029	6.06%	5,824	2004
	8.410033	11.312952	34.52%	3,537	2003
	10.000000	8.410033	-15.90%	1,150	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.663775	6.528074	-44.03%	68	2008
	10.842547	11.663775	7.57%	21	2007
	10.000000	10.842547	8.43%	132	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.884834	10.984715	-7.57%	12,426	2008
	11.468184	11.884834	3.63%	9,008	2007
	10.983058	11.468184	4.42%	8,835	2006
	10.809357	10.983058	1.61%	3,816	2005
	10.502098	10.809357	2.93%	3,455	2004
	9.895838	10.502098	6.13%	1,858	2003
	10.000000	9.895838	-1.04%	769	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.765018	10.665626	-16.45%	4,047	2008
	12.261864	12.765018	4.10%	6,028	2007
	11.498511	12.261864	6.64%	16,886	2006
	11.188941	11.498511	2.77%	19,561	2005
	10.616601	11.188941	5.39%	19,904	2004
	9.494075	10.616601	11.82%	14,720	2003
	10.000000	9.494075	-5.06%	10,070	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.497257	10.195277	-24.46%	60,623	2008
	12.989787	13.497257	3.91%	67,496	2007
	11.860570	12.989787	9.52%	72,984	2006
	11.447227	11.860570	3.61%	64,777	2005
	10.625957	11.447227	7.73%	63,575	2004
	8.999570	10.625957	18.07%	39,900	2003
	10.000000	8.999570	-10.00%	12,312	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.546762	9.815472	-32.52%	62,161	2008
	13.935085	14.546762	4.39%	60,552	2007
	12.369589	13.935085	12.66%	60,543	2006
	11.745826	12.369589	5.31%	58,115	2005
	10.654414	11.745826	10.24%	51,343	2004
	8.553922	10.654414	24.56%	27,742	2003
	10.000000	8.553922	-14.46%	8,547	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.170486	9.422814	-37.89%	10,549	2008
	14.558931	15.170486	4.20%	21,514	2007
	12.665956	14.558931	14.95%	15,050	2006
	11.931477	12.665956	6.16%	17,671	2005
	10.639301	11.931477	12.15%	15,722	2004
	8.203385	10.639301	29.69%	6,923	2003
	10.000000	8.203385	-17.97%	904	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.331025	15.828437	-37.51%	10,584	2008
	23.947955	25.331025	5.78%	12,241	2007
	22.157413	23.947955	8.08%	14,889	2006
	20.096540	22.157413	10.25%	16,482	2005
	17.655987	20.096540	13.82%	17,614	2004
	13.332102	17.655987	32.43%	13,541	2003
	16.005443	13.332102	-16.70%	9,391	2002
	16.490935	16.005443	-2.94%	3,461	2001
	14.553031	16.490935	13.32%	18,996	2000
	12.236869	14.553031	18.93%	0	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.542601	11.585286	0.37%	123,563	2008
	11.200509	11.542601	3.05%	34,302	2007
	10.894355	11.200509	2.81%	28,280	2006
	10.788773	10.894355	0.98%	24,678	2005
	10.881482	10.788773	-0.85%	26,783	2004
	10.995248	10.881482	-1.03%	17,615	2003
	11.045897	10.995248	-0.46%	13,841	2002
	10.841575	11.045897	1.88%	14,515	2001
	10.395950	10.841575	4.29%	170,302	2000
	10.081601	10.395950	3.12%	0	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.072420	-39.28%	2,906	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.916405	11.567338	-47.22%	3,041	2008
	21.651448	21.916405	1.22%	3,326	2007
	17.934223	21.651448	20.73%	2,673	2006
	16.272754	17.934223	10.21%	1,719	2005
	13.758110	16.272754	18.28%	1,247	2004
	10.000000	13.758110	37.58%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.294094	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.210174	-37.90%	805	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.683090	-33.17%	1,982	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.500572	8.694850	-47.31%	6,178	2008
	15.288267	16.500572	7.93%	5,236	2007
	15.061103	15.288267	1.51%	4,071	2006
	14.166800	15.061103	6.31%	5,370	2005
	12.700547	14.166800	11.54%	5,880	2004
	9.617770	12.700547	32.05%	6,918	2003
	14.659211	9.617770	-34.39%	4,208	2002
	16.719097	14.659211	-12.32%	2,369	2001
	20.277316	16.719097	-17.55%	19,254	2000
	10.000000	20.277316	102.77%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.659723	20.458082	-33.27%	9,236	2008
	33.485668	30.659723	-8.44%	9,684	2007
	29.026186	33.485668	15.36%	10,503	2006
	28.631870	29.026186	1.38%	11,674	2005
	24.818800	28.631870	15.36%	13,461	2004
	16.087835	24.818800	54.27%	15,103	2003
	22.458672	16.087835	-28.37%	8,964	2002
	17.803398	22.458672	26.15%	6,796	2001
	16.277398	17.803398	9.37%	22,692	2000
	12.946409	16.277398	25.73%	0	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.195852	16.532129	-39.21%	7,896	2008
	27.077341	27.195852	0.44%	8,744	2007
	24.572263	27.077341	10.19%	7,462	2006
	22.243450	24.572263	10.47%	11,293	2005
	19.001877	22.243450	17.06%	11,806	2004
	13.701015	19.001877	38.69%	9,970	2003
	16.851295	13.701015	-18.69%	5,913	2002
	18.367325	16.851295	-8.25%	2,851	2001
	17.148084	18.367325	7.11%	54,886	2000
	12.106268	17.148084	41.65%	0	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.132859	11.496194	-18.66%	3,347	2008
	13.735964	14.132859	2.89%	4,042	2007
	13.321271	13.735964	3.11%	4,058	2006
	13.255163	13.321271	0.50%	3,743	2005
	12.650922	13.255163	4.78%	3,543	2004
	11.473014	12.650922	10.27%	3,720	2003
	10.881227	11.473014	5.44%	1,779	2002
	10.619936	10.881227	2.46%	534	2001
	10.219313	10.619936	3.92%	28,375	2000
	10.231592	10.219313	-0.12%	10	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.538377	8.356437	-42.52%	18,448	2008
	13.665574	14.538377	6.39%	19,751	2007
	12.227790	13.665574	11.76%	15,975	2006
	11.571236	12.227790	5.67%	16,814	2005
	10.720003	11.571236	7.94%	15,419	2004
	8.547905	10.720003	25.41%	12,844	2003
	10.516473	8.547905	-18.72%	7,424	2002
	12.127493	10.516473	-13.28%	6,049	2001
	12.596911	12.127493	-3.73%	78,804	2000
	11.976682	12.596911	5.18%	1,050	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.841397	8.783710	-50.77%	1,998	2008
	16.262728	17.841397	9.71%	2,073	2007
	14.238978	16.262728	14.21%	1,570	2006
	13.125222	14.238978	8.49%	1,272	2005
	11.236149	13.125222	16.81%	612	2004
	9.096324	11.236149	23.52%	463	2003
	10.000000	9.096324	-9.04%	55	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.833644	-1.66%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.759342	1.901404	-49.42%	0	2008
	3.183134	3.759342	18.10%	0	2007
	2.911242	3.183134	9.34%	506	2006
	2.975335	2.911242	-2.15%	675	2005
	2.900164	2.975335	2.59%	675	2004
	1.899557	2.900164	52.68%	675	2003
	3.375688	1.899557	-43.73%	675	2002
	5.993413	3.375688	-43.68%	404	2001
	10.000000	5.993413	-40.07%	1,064	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.062382	7.110287	-49.44%	2,084	2008
	11.897875	14.062382	18.19%	2,413	2007
	10.890064	11.897875	9.25%	3,496	2006
	11.129316	10.890064	-2.15%	1,530	2005
	10.851730	11.129316	2.56%	1,301	2004
	7.109711	10.851730	52.63%	1,410	2003
	10.000000	7.109711	-28.90%	1,627	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.089833	9.295254	-42.23%	1,257	2008
	13.363500	16.089833	20.40%	1,226	2007
	13.626314	13.363500	-1.93%	1,143	2006
	12.370936	13.626314	10.15%	1,943	2005
	11.186220	12.370936	10.59%	2,262	2004
	7.463213	11.186220	49.88%	4,160	2003
	10.000000	7.463213	-25.37%	1,719	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.941561	8.019511	-38.03%	14,147	2008
	13.458229	12.941561	-3.84%	15,618	2007
	11.805622	13.458229	14.00%	13,388	2006
	11.514104	11.805622	2.53%	15,097	2005
	9.963657	11.514104	15.56%	13,373	2004
	7.707824	9.963657	29.27%	9,820	2003
	10.469799	7.707824	-26.38%	4,260	2002
	12.119427	10.469799	-13.61%	484	2001
	13.786084	12.119427	-12.09%	9,136	2000
	11.829585	13.786084	16.54%	0	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.583979	-44.16%	1,657	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.660785	9.998534	-46.42%	30,198	2008
	16.623444	18.660785	12.26%	31,648	2007
	15.657105	16.623444	6.17%	32,242	2006
	15.146727	15.657105	3.37%	37,080	2005
	14.401857	15.146727	5.17%	36,379	2004
	11.182836	14.401857	28.79%	28,660	2003
	15.546364	11.182836	-28.07%	19,758	2002
	18.083324	15.546364	-14.03%	11,291	2001
	18.427568	18.083324	-1.87%	86,633	2000
	13.226671	18.427568	39.32%	440	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.652004	13.323276	-41.18%	7,881	2008
	21.661296	22.652004	4.57%	8,173	2007
	18.713519	21.661296	15.75%	9,061	2006
	16.640631	18.713519	12.46%	9,294	2005
	14.194919	16.640631	17.23%	9,661	2004
	10.000000	14.194919	41.95%	6,238	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.105944	8.297510	-41.18%	10,425	2008
	13.491361	14.105944	4.56%	10,716	2007
	11.655041	13.491361	15.76%	10,726	2006
	10.366717	11.655041	12.43%	12,856	2005
	8.845490	10.366717	17.20%	13,789	2004
	6.288389	8.845490	40.66%	16,172	2003
	8.211680	6.288389	-23.42%	19,503	2002
	9.493145	8.211680	-13.50%	9,250	2001
	10.000000	9.493145	-5.07%	18,810	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.307058	2.161890	-79.03%	0	2008
	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.173013	9.181622	-39.49%	31,478	2008
	14.775327	15.173013	2.69%	32,310	2007
	13.060178	14.775327	13.13%	30,703	2006
	12.529835	13.060178	4.23%	33,344	2005
	11.639025	12.529835	7.65%	32,141	2004
	9.338857	11.639025	24.63%	26,860	2003
	11.693870	9.338857	-20.14%	17,298	2002
	13.236091	11.693870	-11.65%	8,328	2001
	14.751442	13.236091	-10.27%	98,254	2000
	12.323541	14.751442	19.70%	296	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.699671	5.930641	-38.86%	1,360	2008
	9.984100	9.699671	-2.85%	1,368	2007
	10.000000	9.984100	-0.16%	1,014	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.968927	8.499807	-49.91%	23,100	2008
	16.227583	16.968927	4.57%	22,662	2007
	16.025463	16.227583	1.26%	20,222	2006
	14.505376	16.025463	10.48%	22,479	2005
	12.313446	14.505376	17.80%	22,001	2004
	9.968740	12.313446	23.52%	19,338	2003
	14.037370	9.968740	-28.98%	13,680	2002
	20.768575	14.037370	-32.41%	8,761	2001
	23.789077	20.768575	-12.70%	78,695	2000
	13.173548	23.789077	80.58%	315	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.002360	10.060713	-8.56%	0	2008
	10.111504	11.002360	8.81%	0	2007
	10.000000	10.111504	1.12%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.076538	11.411096	3.02%	0	2008
	10.357811	11.076538	6.94%	0	2007
	10.000000	10.357811	3.58%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.229482	6.265097	-44.21%	0	2008
	10.982090	11.229482	2.25%	0	2007
	10.000000	10.982090	9.82%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.409439	7.519611	-39.40%	0	2008
	11.589068	12.409439	7.08%	0	2007
	10.000000	11.589068	15.89%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.075650	5.358453	-40.96%	0	2008
	10.303410	9.075650	-11.92%	0	2007
	10.000000	10.303410	3.03%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.462737	8.207082	-28.40%	0	2008
	10.992380	11.462737	4.28%	0	2007
	10.000000	10.992380	9.92%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.500417	6.964170	-39.44%	0	2008
	11.374158	11.500417	1.11%	0	2007
	10.000000	11.374158	13.74%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.600241	7.299749	-31.14%	0	2008
	10.559849	10.600241	0.38%	0	2007
	10.000000	10.559849	5.60%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.695402	7.063955	-39.60%	0	2008
	10.786852	11.695402	8.42%	0	2007
	10.000000	10.786852	7.87%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.752374	7.564680	-29.65%	0	2008
	10.734138	10.752374	0.17%	0	2007
	10.000000	10.734138	7.34%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.729449	5.568871	-48.10%	0	2008
	10.331460	10.729449	3.85%	0	2007
	10.000000	10.331460	3.31%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.968928	6.169693	-38.11%	0	2008
	10.805007	9.968928	-7.74%	0	2007
	10.000000	10.805007	8.05%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.644273	6.567491	-43.60%	1,745	2008
	10.526070	11.644273	10.62%	822	2007
	10.000000	10.526070	5.26%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.117182	6.968347	-37.32%	2,543	2008
	10.972276	11.117182	1.32%	0	2007
	10.000000	10.972276	9.72%	772	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.583947	10.545211	-0.37%	312	2008
	10.227809	10.583947	3.48%	128	2007
	10.000000	10.227809	2.28%	137	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.770119	9.511461	-11.69%	1,811	2008
	10.385438	10.770119	3.70%	1,352	2007
	10.000000	10.385438	3.85%	559	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.661206	26.475117	-16.38%	1,587	2008
	30.221133	31.661206	4.77%	1,572	2007
	27.729876	30.221133	8.98%	1,599	2006
	25.116712	27.729876	10.40%	1,810	2005
	23.203314	25.116712	8.25%	1,894	2004
	18.451021	23.203314	25.76%	2,312	2003
	17.176522	18.451021	7.42%	514	2002
	15.863998	17.176522	8.27%	265	2001
	14.479873	15.863998	9.56%	1,368	2000
	11.379681	14.479873	27.24%	0	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.769989	9.677380	-45.54%	0	2008
	15.768974	17.769989	12.69%	0	2007
	12.812473	15.768974	23.08%	0	2006
	11.728602	12.812473	9.24%	0	2005
	10.158847	11.728602	15.45%	0	2004
	8.106509	10.158847	25.32%	0	2003
	10.000000	8.106509	-18.93%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.110738	5.293308	-47.65%	1,089	2008
	8.381518	10.110738	20.63%	763	2007
	7.798483	8.381518	7.48%	724	2006
	6.744070	7.798483	15.63%	680	2005
	5.639279	6.744070	19.59%	619	2004
	4.044559	5.639279	39.43%	558	2003
	5.973855	4.044559	-32.30%	481	2002
	8.594047	5.973855	-30.49%	241	2001
	10.000000	8.594047	-14.06%	5,251	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.337246	18.528954	-38.92%	7,891	2008
	37.199576	30.337246	-18.45%	9,477	2007
	27.397762	37.199576	35.78%	9,286	2006
	23.797997	27.397762	15.13%	9,675	2005
	17.740386	23.797997	34.15%	8,938	2004
	13.117202	17.740386	35.25%	8,055	2003
	13.443112	13.117202	-2.42%	5,773	2002
	12.445148	13.443112	8.02%	2,763	2001
	11.985136	12.445148	3.84%	15,886	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.313832	10.508498	-65.33%	629	2008
	22.407306	30.313832	35.29%	334	2007
	16.327165	22.407306	37.24%	181	2006
	12.588829	16.327165	29.70%	181	2005
	10.000000	12.588829	25.89%	108	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.306449	20.541986	-65.36%	295	2008
	43.822423	59.306449	35.33%	686	2007
	31.941114	43.822423	37.20%	316	2006
	24.602994	31.941114	29.83%	349	2005
	19.870857	24.602994	23.81%	365	2004
	13.103231	19.870857	51.65%	325	2003
	13.721459	13.103231	-4.51%	328	2002
	14.210596	13.721459	-3.44%	288	2001
	24.853443	14.210596	-42.82%	6,188	2000
	12.616797	24.853443	96.99%	0	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.491558	17.224167	-46.99%	783	2008
	22.734416	32.491558	42.92%	0	2007
	18.560497	22.734416	22.49%	0	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	49.379822	26.163298	-47.02%	0	2008
	34.544385	49.379822	42.95%	0	2007
	28.212403	34.544385	22.44%	0	2006
	18.911846	28.212403	49.18%	0	2005
	15.478646	18.911846	22.18%	0	2004
	10.869895	15.478646	42.40%	105	2003
	11.374685	10.869895	-4.44%	94	2002
	12.915760	11.374685	-11.93%	6	2001
	11.787279	12.915760	9.57%	722	2000
	9.904737	11.787279	19.01%	0	1999

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.422531	8.202012	-38.89%	834	2008
	12.413523	13.422531	8.13%	834	2007
	11.102283	12.413523	11.81%	834	2006
	10.380113	11.102283	6.96%	821	2005
	9.623995	10.380113	7.86%	518	2004
	7.250000	9.623995	32.74%	235	2003
	9.629285	7.250000	-24.71%	0	2002
	9.760791	9.629285	-1.35%	0	2001
	10.037475	9.760791	-2.76%	2,267	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.810908	7.547129	-41.09%	17,727	2008
	12.216644	12.810908	4.86%	19,027	2007
	11.068570	12.216644	10.37%	18,675	2006
	10.431223	11.068570	6.11%	21,302	2005
	8.971514	10.431223	16.27%	21,202	2004
	6.657970	8.971514	34.75%	19,399	2003
	9.250791	6.657970	-28.03%	14,045	2002
	9.768758	9.250791	-5.30%	8,473	2001
	10.000000	9.768758	-2.31%	15,094	2000*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.154998	6.763117	-39.37%	0	2008
	11.104314	11.154998	0.46%	0	2007
	10.217567	11.104314	8.68%	0	2006
	9.871768	10.217567	3.50%	0	2005
	9.340057	9.871768	5.69%	0	2004
	8.165443	9.340057	14.39%	0	2003
	10.020239	8.165443	-18.51%	0	2002
	10.000000	10.020239	0.20%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.383991	5.854720	-52.72%	0	2008
	12.429816	12.383991	-0.37%	0	2007
	11.195352	12.429816	11.03%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.576986	7.109423	-43.47%	0	2008
	11.423308	12.576986	10.10%	0	2007
	10.931635	11.423308	4.50%	0	2006
	10.217319	10.931635	6.99%	0	2005
	9.748101	10.217319	4.81%	0	2004
	7.656354	9.748101	27.32%	0	2003
	10.296909	7.656354	-25.64%	0	2002
	10.000000	10.296909	2.97%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.702008	7.640737	-48.03%	18	2008
	13.530439	14.702008	8.66%	10	2007
	11.839172	13.530439	14.29%	139	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.638604	9.365459	-31.33%	0	2008
	12.834065	13.638604	6.27%	0	2007
	11.186877	12.834065	14.72%	0	2006
	10.805742	11.186877	3.53%	0	2005
	10.087820	10.805742	7.12%	0	2004
	8.247966	10.087820	22.31%	0	2003
	9.939642	8.247966	-17.02%	0	2002
	10.000000	9.939642	-0.60%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.712227	8.217921	-29.83%	0	2008
	10.652960	11.712227	9.94%	0	2007
	10.000000	10.652960	6.53%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.812979	6.427408	-45.59%	0	2008
	12.723212	11.812979	-7.15%	0	2007
	10.000000	12.723212	27.23%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.812149	12.196853	-41.40%	0	2008
	18.457158	20.812149	12.76%	0	2007
	14.641528	18.457158	26.06%	0	2006
	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.577729	7.023277	-39.34%	0	2008
	10.185625	11.577729	13.67%	0	2007
	10.000000	10.185625	1.86%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.225835	7.218139	-35.70%	2,953	2008
	11.428768	11.225835	-1.78%	2,717	2007
	9.929177	11.428768	15.10%	4,505	2006
	9.653346	9.929177	2.86%	4,745	2005
	8.691036	9.653346	11.07%	3,367	2004
	6.834929	8.691036	27.16%	3,530	2003
	8.623786	6.834929	-20.74%	3,516	2002
	9.573565	8.623786	-9.92%	862	2001
	10.894734	9.573565	-12.13%	80,837	2000
	10.000000	10.894734	8.95%	149	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.980792	8.125088	-45.76%	248	2008
	12.910087	14.980792	16.04%	217	2007
	10.503984	12.910087	22.91%	605	2006
	9.434597	10.503984	11.33%	605	2005
	8.351354	9.434597	12.97%	605	2004
	6.823270	8.351354	22.40%	627	2003
	8.717309	6.823270	-21.73%	823	2002
	12.522513	8.717309	-30.39%	1,106	2001
	15.314929	12.522513	-18.23%	51,099	2000
	10.000000	15.314929	53.15%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.613940	9.553218	-45.76%	529	2008
	15.179269	17.613940	16.04%	531	2007
	12.350255	15.179269	22.91%	576	2006
	11.107999	12.350255	11.18%	661	2005
	9.819250	11.107999	13.12%	629	2004
	8.022584	9.819250	22.40%	734	2003
	10.000000	8.022584	-19.77%	2,187	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.589059	7.874490	-25.64%	6,573	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.057478	6.935737	-42.48%	0	2008
	10.136715	12.057478	18.95%	0	2007
	10.660808	10.136715	-4.92%	0	2006
	10.614759	10.660808	0.43%	0	2005
	9.756701	10.614759	8.79%	0	2004
	7.946664	9.756701	22.78%	0	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.540625	11.185668	-28.02%	20,597	2008
	16.667321	15.540625	-6.76%	18,991	2007
	14.289251	16.667321	16.64%	23,677	2006
	13.839011	14.289251	3.25%	21,358	2005
	12.313381	13.839011	12.39%	23,820	2004
	9.713280	12.313381	26.77%	19,037	2003
	11.308628	9.713280	-14.11%	21,467	2002
	10.197744	11.308628	10.89%	2,512	2001
	8.780117	10.197744	16.15%	4,312	2000
	10.000000	8.780117	-12.20%	49	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.076201	6.603613	-49.50%	741	2008
	9.517919	13.076201	37.39%	567	2007
	10.000000	9.517919	-4.82%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.391105	11.019566	-3.26%	3,548	2008
	10.584296	11.391105	7.62%	561	2007
	10.598601	10.584296	-0.13%	342	2006
	10.615502	10.598601	-0.16%	359	2005
	10.206041	10.615502	4.01%	191	2004
	10.000000	10.206041	2.06%	190	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.809161	7.778309	-39.28%	19,658	2008
	12.767988	12.809161	0.32%	29,001	2007
	11.223242	12.767988	13.76%	31,207	2006
	10.693083	11.223242	4.96%	34,756	2005
	9.720235	10.693083	10.01%	38,504	2004
	7.880599	9.720235	23.34%	41,191	2003
	10.180953	7.880599	-22.59%	42,136	2002
	10.000000	10.180953	1.81%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.576621	7.735105	-38.50%	0	2008
	13.593171	12.576621	-7.48%	385	2007
	11.400999	13.593171	19.23%	181	2006
	10.848498	11.400999	5.09%	159	2005
	9.751215	10.848498	11.25%	319	2004
	8.024406	9.751215	21.52%	299	2003
	10.158964	8.024406	-21.01%	206	2002
	10.000000	10.158964	1.59%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.303122	9.149028	-52.60%	0	2008
	14.545437	19.303122	32.71%	159	2007
	14.329058	14.545437	1.51%	145	2006
	12.743540	14.329058	12.44%	128	2005
	11.061856	12.743540	15.20%	110	2004
	8.239881	11.061856	34.25%	88	2003
	10.478351	8.239881	-21.36%	0	2002
	10.000000	10.478351	4.78%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.618837	8.473249	-42.04%	0	2008
	12.755997	14.618837	14.60%	0	2007
	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001
	14.650223	10.672586	-27.15%	0	2000
	10.000000	14.650223	46.50%	0	1999*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.411790	5.972927	-47.66%	0	2008
	12.088561	11.411790	-5.60%	0	2007
	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	-29.86%	0	2001
	15.621586	12.448592	-20.31%	0	2000
	10.000000	15.621586	56.22%	0	1999*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.605814	7.907242	-37.27%	64	2008
	12.599958	12.605814	0.05%	64	2007
	10.739166	12.599958	17.33%	166	2006
	10.101697	10.739166	6.31%	166	2005
	9.229428	10.101697	9.45%	388	2004
	7.501271	9.229428	23.04%	388	2003
	9.922893	7.501271	-24.40%	166	2002
	10.000956	9.922893	-0.78%	166	2001
	9.340613	10.000956	7.07%	153	2000
	10.000000	9.340613	-6.59%	125	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.254844	9.680413	-32.09%	2,140	2008
	14.598370	14.254844	-2.35%	1,970	2007
	12.979641	14.598370	12.47%	1,870	2006
	12.312807	12.979641	5.42%	2,520	2005
	10.276639	12.312807	19.81%	2,413	2004
	7.587564	10.276639	35.44%	1,122	2003
	10.000000	7.587564	-24.12%	259	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.265192	5.327622	-35.54%	3,447	2008
	7.801519	8.265192	5.94%	3,870	2007
	7.267419	7.801519	7.35%	4,313	2006
	7.134773	7.267419	1.86%	4,357	2005
	6.833733	7.134773	4.41%	5,187	2004
	5.517158	6.833733	23.86%	5,400	2003
	7.899217	5.517158	-30.16%	6,948	2002
	10.380157	7.899217	-23.90%	6,672	2001
	11.868131	10.380157	-12.54%	73,354	2000
	10.000000	11.868131	18.68%	275	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.521014	6.500695	-38.21%	51,849	2008
	10.169522	10.521014	3.46%	44,659	2007
	8.956764	10.169522	13.54%	42,951	2006
	8.702901	8.956764	2.92%	55,134	2005
	8.001922	8.702901	8.76%	56,919	2004
	6.341490	8.001922	26.18%	57,437	2003
	8.309551	6.341490	-23.68%	58,205	2002
	9.626823	8.309551	-13.68%	31,998	2001
	10.794215	9.626823	-10.81%	516,096	2000
	10.000000	10.794215	7.94%	650	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.045665	7.649085	-30.75%	7,813	2008
	10.489561	11.045665	5.30%	5,062	2007
	9.160955	10.489561	14.50%	4,661	2006
	8.928061	9.160955	2.61%	5,394	2005
	8.646151	8.928061	3.26%	6,202	2004
	7.258882	8.646151	19.11%	5,581	2003
	8.866534	7.258882	-18.13%	3,549	2002
	9.946799	8.866534	-10.86%	1,307	2001
	10.184154	9.946799	-2.33%	21,108	2000
	10.000000	10.184154	1.84%	622	1999*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.130873	6.828114	-38.66%	0	2008
	12.732697	11.130873	-12.58%	0	2007
	12.481750	12.732697	2.01%	0	2006
	12.000799	12.481750	4.01%	0	2005
	10.964834	12.000799	9.45%	0	2004
	8.470065	10.964834	29.45%	0	2003
	10.654197	8.470065	-20.50%	0	2002
	10.000000	10.654197	6.54%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.591343	11.454393	-38.39%	0	2008
	18.160316	18.591343	2.37%	0	2007
	15.068366	18.160316	20.52%	0	2006
	13.699354	15.068366	9.99%	0	2005
	11.611274	13.699274	17.98%	0	2004
	8.662534	11.611274	34.04%	0	2003
	10.040088	8.662534	-13.72%	0	2002
	10.000000	10.040088	0.40%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.952067	9.698388	-2.55%	801	2008
	10.277768	9.952067	-3.17%	0	2007
	10.000000	10.277768	2.78%	179	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.374489	12.188974	-8.86%	12,025	2008
	12.911892	13.374489	3.58%	13,341	2007
	12.610701	12.911892	2.39%	19,368	2006
	12.663894	12.610701	-0.42%	27,352	2005
	12.432845	12.663894	1.86%	28,066	2004
	12.086367	12.432845	2.87%	39,433	2003
	11.248475	12.086367	7.45%	34,905	2002
	10.594913	11.248475	6.17%	11,699	2001
	9.757496	10.594913	8.58%	6,478	2000
	10.000000	9.757496	-2.43%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.515303	9.316033	-43.59%	32,477	2008
	14.298951	16.515303	15.50%	23,783	2007
	13.034847	14.298951	9.70%	25,518	2006
	11.347721	13.034847	14.87%	33,915	2005
	10.008646	11.347721	13.38%	31,566	2004
	7.932488	10.008646	26.17%	35,878	2003
	8.909469	7.932488	-10.97%	30,376	2002
	10.343090	8.909469	-13.86%	21,084	2001
	11.278366	10.343090	-8.29%	75,580	2000
	10.000000	11.278366	12.78%	190	1999*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.386940	5.999758	-55.18%	1,457	2008
	9.351449	13.386940	43.15%	534	2007
	10.000000	9.351449	-6.49%	431	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.936709	7.285831	-43.68%	31,786	2008
	12.977703	12.936709	-0.32%	24,126	2007
	10.993905	12.977703	18.04%	39,676	2006
	10.574610	10.993905	3.97%	49,084	2005
	9.658120	10.574610	9.49%	49,360	2004
	7.544918	9.658120	28.01%	41,251	2003
	9.247408	7.544918	-18.41%	38,284	2002
	9.912757	9.247408	-6.71%	14,079	2001
	9.309967	9.912757	6.47%	28,435	2000
	10.000000	9.309967	-6.90%	351	1999*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.503856	7.002297	-39.13%	28	2008
	10.524279	11.503856	9.31%	16	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.322042	4.117850	-55.83%	4,979	2008
	7.707977	9.322042	20.94%	800	2007
	7.446189	7.707977	3.52%	845	2006
	6.957979	7.446189	7.02%	854	2005
	6.611555	6.957979	5.24%	2,330	2004
	5.187189	6.611555	27.46%	2,280	2003
	6.758171	5.187189	-23.25%	2,292	2002
	8.036133	6.758171	-15.90%	1,995	2001
	9.869824	8.036133	-18.58%	18,134	2000
	10.000000	9.869824	-1.30%	122	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.764399	5.583142	-48.13%	29,337	2008
	8.632044	10.764399	24.70%	33,796	2007
	8.227083	8.632044	4.92%	32,574	2006
	7.919648	8.227083	3.88%	34,508	2005
	7.801994	7.919648	1.51%	31,265	2004
	5.977313	7.801994	30.53%	38,242	2003
	8.711728	5.977313	-31.39%	43,657	2002
	10.773174	8.711728	-19.13%	25,666	2001
	12.322268	10.773174	-12.57%	693,445	2000
	10.000000	12.322268	23.22%	777	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.689202	7.137243	-26.34%	14,686	2008
	9.602576	9.689202	0.90%	16,411	2007
	8.786070	9.602576	9.29%	8,665	2006
	8.717634	8.786070	0.79%	10,902	2005
	8.101344	8.717634	7.61%	8,030	2004
	6.490761	8.101344	24.81%	20,151	2003
	6.372448	6.490761	1.86%	10,990	2002
	7.358723	6.372448	-13.40%	1,403	2001
	9.672582	7.358723	-23.92%	25,504	2000
	10.000000	9.672582	-3.27%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.772842	7.207015	-26.25%	2,285	2008
	10.000000	9.772842	-2.27%	751	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.916785	10.372212	-4.99%	2,520	2008
	10.657751	10.916785	2.43%	4,364	2007
	10.394591	10.657751	2.53%	4,506	2006
	10.358379	10.394591	0.35%	86	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.158385	6.634926	-40.54%	7,926	2008
	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	1,195	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.429063	8.513548	-44.82%	91	2008
	13.392845	15.429063	15.20%	4,915	2007
	11.550783	13.392845	15.95%	5,431	2006
	9.876226	11.550783	16.96%	5,669	2005
	8.852908	9.876226	11.56%	5,669	2004
	6.288770	8.852908	40.77%	5,669	2003
	8.031546	6.288770	-21.70%	5,669	2002
	10.379362	8.031546	-22.62%	3,499	2001
	13.058898	10.379362	-20.52%	6,962	2000
	10.000000	13.058898	30.59%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.915891	10.435125	-44.83%	748	2008
	16.416913	18.915891	15.22%	1,796	2007
	14.158574	16.416913	15.95%	1,659	2006
	12.110746	14.158574	16.91%	2,275	2005
	10.855078	12.110746	11.57%	1,282	2004
	7.708483	10.855078	40.82%	904	2003
	10.000000	7.708483	-22.92%	683	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.422507	7.401564	-52.01%	250	2008
	14.858647	15.422507	3.79%	220	2007
	13.007946	14.858647	14.23%	177	2006
	12.902636	13.007946	0.82%	197	2005
	11.515065	12.902636	12.05%	751	2004
	7.423709	11.515065	55.11%	395	2003
	10.000000	7.423709	-25.76%	787	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.309545	7.820175	-30.85%	3,063	2008
	11.089575	11.309545	1.98%	2,317	2007
	10.000000	11.089575	10.90%	1,954	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.719744	6.399697	-34.16%	345	2008
	10.129883	9.719744	-4.05%	350	2007
	10.000000	10.129883	1.30%	456	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.460804	6.262201	-53.48%	478	2008
	10.641087	13.460804	26.50%	468	2007
	10.000000	10.641087	6.41%	321	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.654595	10.371611	-41.25%	0	2008
	15.512350	17.654595	13.81%	0	2007
	12.966422	15.512350	19.63%	0	2006
	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.287718	7.199705	-41.41%	505	2008
	10.828723	12.287718	13.47%	837	2007
	10.000000	10.828723	8.29%	762	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.373802	11.874402	4.40%	10,217	2008
	10.421750	11.373802	9.14%	187	2007
	10.000000	10.421750	4.22%	208	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.100585	9.257720	-34.35%	1,251	2008
	14.002214	14.100585	0.70%	1,316	2007
	12.190722	14.002214	14.86%	874	2006
	11.354868	12.190722	7.36%	3,268	2005
	10.000000	11.354868	13.55%	280	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.245915	6.156160	-45.26%	19,492	2008
	8.373693	11.245915	34.30%	18,165	2007
	7.806451	8.373693	7.27%	16,008	2006
	7.055157	7.806451	10.65%	17,330	2005
	6.083963	7.055157	15.96%	23,324	2004
	5.147573	6.083963	18.19%	37,103	2003
	6.228852	5.147573	-17.36%	36,846	2002
	8.107133	6.228852	-23.17%	30,712	2001
	10.000000	8.107133	-18.93%	149,321	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.586938	2.526192	-44.93%	1,253	2008
	3.834638	4.586938	19.62%	1,434	2007
	3.617587	3.834638	6.00%	803	2006
	3.298923	3.617587	9.66%	803	2005
	3.337081	3.298923	-1.14%	2,581	2004
	2.317610	3.337081	43.99%	2,581	2003
	3.991639	2.317610	-41.94%	3,002	2002
	6.479020	3.991639	-38.39%	4,042	2001
	10.000000	6.479020	-35.21%	139,929	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.093313	7.772210	-44.85%	703	2008
	11.776438	14.093313	19.67%	597	2007
	11.098352	11.776438	6.11%	563	2006
	10.141036	11.098352	9.44%	299	2005
	10.230953	10.141036	-0.88%	100	2004
	7.073630	10.230953	44.64%	48	2003
	10.000000	7.073630	-29.26%	3	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.393537	10.900985	-37.33%	0	2008
	16.673495	17.393537	4.32%	0	2007
	15.312069	16.673495	8.89%	0	2006
	14.043607	15.312069	9.03%	167	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.235545	7.623666	-53.04%	1,415	2008
	12.902589	16.235545	25.83%	1,405	2007
	8.951137	12.902589	44.14%	147	2006
	6.901163	8.951137	29.70%	387	2005
	5.915144	6.901163	16.67%	2,907	2004
	4.472745	5.915144	32.25%	3,138	2003
	6.128895	4.472745	-27.02%	3,138	2002
	8.143702	6.128895	-24.74%	3,492	2001
	10.000000	8.143702	-18.56%	102,585	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.069600	13.185794	-53.02%	3,329	2008
	22.297783	28.069600	25.89%	1,083	2007
	15.461983	22.297783	44.21%	1,807	2006
	11.913909	15.461983	29.78%	847	2005
	10.209599	11.913909	16.69%	790	2004
	7.719236	10.209599	32.26%	444	2003
	10.000000	7.719236	-22.81%	308	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.069070	9.962500	-33.89%	5,667	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	177	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.822314	7.909482	-38.31%	8,000	2008
	12.147803	12.822314	5.55%	1,085	2007
	10.899300	12.147803	11.45%	1,186	2006
	10.228883	10.899300	6.55%	1,165	2005
	8.984815	10.228883	13.85%	611	2004
	6.936818	8.984815	29.52%	631	2003
	9.594571	6.936818	-27.70%	631	2002
	9.910972	9.594571	-3.19%	958	2001
	9.968645	9.910972	-0.58%	5,339	2000
	10.000000	9.968645	-0.31%	22	1999*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.480296	5.517910	-47.35%	0	2008
	10.330606	10.480296	1.45%	1,569	2007
	10.000000	10.330606	3.31%	1,531	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.611490	8.690227	-44.33%	3,465	2008
	12.962624	15.611490	20.43%	3,282	2007
	11.496834	12.962624	12.75%	2,826	2006
	10.282120	11.496834	11.81%	4,730	2005
	8.993282	10.282120	14.33%	5,893	2004
	7.143412	8.993282	25.90%	8,950	2003
	10.284686	7.143412	-30.54%	7,617	2002
	13.886316	10.284686	-25.94%	7,969	2001
	15.261190	13.886316	-9.03%	51,989	2000
	10.000000	15.261190	52.64%	118	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.321004	6.701509	-53.21%	4,505	2008
	13.325981	14.321004	7.47%	4,629	2007
	12.077412	13.325981	10.34%	5,187	2006
	10.407471	12.077412	16.05%	827	2005
	8.898815	10.407471	16.95%	64	2004
	6.701201	8.898815	32.79%	64	2003
	8.986985	6.701201	-25.43%	209	2002
	9.409456	8.986985	-4.49%	64	2001
	9.504551	9.409456	-1.00%	5,477	2000
	10.000000	9.504551	-4.95%	23	1999*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.283801	5.463932	-46.87%	0	2008
	10.152648	10.283801	1.29%	0	2007
	10.000000	10.152648	1.53%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.405989	8.855412	-14.90%	2,723	2008
	10.104772	10.405989	2.98%	3,800	2007
	9.864528	10.104772	2.44%	8,546	2006
	9.891887	9.864528	-0.28%	6,632	2005
	9.985156	9.891887	-0.93%	1,103	2004
	10.000000	9.985156	-0.15%	1,103	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	18	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.978067	8.320532	-40.47%	3,695	2008
	13.215001	13.978067	5.77%	6,106	2007
	11.822846	13.215001	11.78%	6,329	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.889310	7.516796	-30.97%	1,128	2008
	10.437649	10.889310	4.33%	813	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.547109	9.344260	-11.40%	445	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.049870	7.268248	-39.68%	146	2008
	10.719544	12.049870	12.41%	165	2007
	10.000000	10.719544	7.20%	103	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.270518	6.180334	-45.16%	364	2008
	10.247234	11.270518	9.99%	335	2007
	10.000000	10.247234	2.47%	107	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.087309	9.263916	-29.21%	4,035	2008
	12.910184	13.087309	1.37%	3,284	2007
	11.873788	12.910184	8.73%	9,510	2006
	11.797727	11.873788	0.64%	10,201	2005
	10.901080	11.797727	8.23%	22,698	2004
	9.069535	10.901080	20.19%	11,558	2003
	8.938092	9.069535	1.47%	5,466	2002
	8.725646	8.938092	2.43%	174	2001
	9.676620	8.725646	-9.83%	4,990	2000
	10.000000	9.676620	-3.23%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.490054	8.121026	-29.32%	6,320	2008
	11.330863	11.490054	1.40%	6,327	2007
	10.421681	11.330863	8.72%	5,986	2006
	10.000000	10.421681	4.22%	901	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.579671	13.526313	-58.48%	66	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001
	10.000000	8.676322	-13.24%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.167634	14.991860	-58.55%	4,072	2008
	25.280916	36.167634	43.06%	483	2007
	18.820135	25.280916	34.33%	544	2006
	14.431753	18.820135	30.41%	867	2005
	12.157699	14.431753	18.70%	545	2004
	7.485519	12.157699	62.42%	68	2003
	10.000000	7.485519	-25.14%	30	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.638821	13.612831	-34.04%	5,634	2008
	17.441004	20.638821	18.34%	2,143	2007
	12.894331	17.441004	35.26%	1,918	2006
	12.318634	12.894331	4.67%	290	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.081031	7.996675	-46.98%	0	2008
	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.212910	12.842853	-46.96%	7,451	2008
	19.373993	24.212910	24.98%	418	2007
	14.823511	19.373993	30.70%	304	2006
	11.583693	14.823511	27.97%	765	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.676850	8.029729	-45.29%	442	2008
	12.453767	14.676850	17.85%	586	2007
	10.063836	12.453767	23.75%	940	2006
	8.578434	10.063836	17.32%	1,023	2005
	7.544804	8.578434	13.70%	1,292	2004
	5.641033	7.554804	33.75%	1,798	2003
	7.691601	5.641033	-26.66%	1,876	2002
	9.638561	7.691601	-20.20%	468	2001
	11.182210	9.638561	-13.80%	1,831	2000
	10.000000	11.182210	11.82%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.314770	14.400670	-45.28%	283	2008
	22.321059	26.314770	17.89%	283	2007
	18.047559	22.321059	23.68%	253	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.107929	-38.92%	694	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.264167	9.656176	-47.13%	436	2008
	18.792603	18.264167	-2.81%	593	2007
	15.885982	18.792603	18.30%	903	2006
	14.536085	15.885982	9.29%	433	2005
	12.208133	14.536085	19.07%	633	2004
	8.779218	12.208133	39.06%	991	2003
	10.000000	8.779218	-12.21%	1,747	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.694396	14.500804	5.89%	21,915	2008
	13.001762	13.694396	5.33%	24,824	2007
	12.798374	13.001762	1.59%	27,487	2006
	12.607632	12.798374	1.51%	26,074	2005
	12.420485	12.607632	1.51%	27,101	2004
	12.387519	12.420485	0.27%	41,960	2003
	11.354552	12.387519	9.10%	43,785	2002
	10.770572	11.354552	5.42%	14,360	2001
	9.735132	10.770572	10.64%	29,427	2000
	10.000000	9.735132	-2.65%	0	1999*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.180327	3.723622	-39.75%	0	2008
	5.259774	6.180327	17.50%	524	2007
	5.039656	5.259774	4.37%	854	2006
	4.813650	5.039656	4.70%	854	2005
	4.527588	4.813650	6.32%	1,153	2004
	3.469794	4.527588	30.49%	1,153	2003
	4.952256	3.469794	-29.94%	1,892	2002
	7.011148	4.952256	-29.37%	980	2001
	9.707627	7.011148	-27.78%	29,462	2000
	10.000000	9.707627	-2.92%	42	1999*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.348829	10.545671	-26.51%	1,503	2008
	12.892895	14.348829	11.29%	1,632	2007
	12.770201	12.892895	0.96%	1,664	2006
	11.981156	12.770201	6.59%	334	2005
	11.301852	11.981156	6.01%	383	2004
	8.406045	11.301852	34.45%	70	2003
	10.000000	8.406045	-15.94%	611	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.653883	6.519215	-44.06%	103	2008
	10.838892	11.653883	7.52%	108	2007
	10.000000	10.838892	8.39%	302	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.849056	10.946084	-7.62%	21,278	2008
	11.439502	11.849056	3.58%	16,846	2007
	10.961134	11.439502	4.36%	18,107	2006
	10.793259	10.961134	1.56%	16,568	2005
	10.491789	10.793259	2.87%	16,817	2004
	9.891153	10.491789	6.07%	15,195	2003
	10.000000	9.891153	-1.09%	7,921	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.726582	10.628096	-16.49%	23,810	2008
	12.231204	12.726582	4.05%	3,363	2007
	11.475585	12.231204	6.58%	7,687	2006
	11.172292	11.475585	2.71%	4,724	2005
	10.606188	11.172292	5.34%	3,411	2004
	9.489589	10.606188	11.77%	11,225	2003
	10.000000	9.489589	-5.10%	1,689	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.456647	10.159426	-24.50%	35,241	2008
	12.957311	13.456647	3.85%	43,338	2007
	11.836907	12.957311	9.47%	38,688	2006
	11.430176	11.836907	3.56%	68,124	2005
	10.615527	11.430176	7.67%	69,574	2004
	8.995312	10.615527	18.01%	53,901	2003
	10.000000	8.995312	-10.05%	26,488	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.502953	9.780927	-32.56%	13,773	2008
	13.900226	14.502953	4.34%	13,653	2007
	12.344896	13.900226	12.60%	13,534	2006
	11.728326	12.344896	5.26%	26,550	2005
	10.643945	11.728326	10.19%	22,751	2004
	8.549857	10.643945	24.49%	21,718	2003
	10.000000	8.549857	-14.50%	2,609	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.124787	9.389637	-37.92%	2,390	2008
	14.522502	15.124787	4.15%	3,222	2007
	12.640673	14.522502	14.89%	2,936	2006
	11.913697	12.640673	6.10%	4,543	2005
	10.628853	11.913697	12.09%	2,117	2004
	8.199498	10.628853	29.63%	2,580	2003
	10.000000	8.199498	-18.01%	139	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.845137	12.394191	-37.55%	4,442	2008
	18.771190	19.845137	5.72%	4,768	2007
	17.376513	18.771190	8.03%	7,399	2006
	15.768301	17.376513	10.20%	5,769	2005
	13.860424	15.768301	13.76%	4,944	2004
	10.471383	13.860424	32.36%	6,250	2003
	12.577501	10.471383	-16.75%	4,455	2002
	12.965645	12.577501	-2.99%	3,366	2001
	11.447800	12.965645	13.26%	14,853	2000
	10.000000	11.447800	14.48%	0	1999*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.289488	11.325476	0.32%	21,927	2008
	10.960502	11.289488	3.00%	15,764	2007
	10.666317	10.960502	2.76%	12,883	2006
	10.568302	10.666317	0.93%	10,377	2005
	10.664538	10.568302	-0.90%	18,596	2004
	10.781517	10.664538	-1.08%	16,022	2003
	10.836691	10.781517	-0.51%	39,489	2002
	10.641677	10.836691	1.83%	5,171	2001
	10.209430	10.641677	4.23%	26,570	2000
	10.000000	10.209430	2.09%	599	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.070359	-39.30%	735	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.864487	11.534047	-47.25%	569	2008
	21.611209	21.864487	1.17%	1,038	2007
	17.909961	21.611209	20.67%	906	2006
	16.258970	17.909961	10.15%	255	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.208058	-37.92%	212	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.680815	-33.19%	528	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.428033	8.652209	-47.33%	2,498	2008
	15.228839	16.428033	7.87%	2,113	2007
	15.010175	15.228839	1.46%	3,967	2006
	14.126052	15.010175	6.26%	4,603	2005
	12.670461	14.126052	11.49%	4,012	2004
	9.599855	12.670461	31.99%	4,653	2003
	14.639366	9.599855	-34.42%	4,707	2002
	16.705019	14.639366	-12.37%	1,290	2001
	20.270503	16.705019	-17.59%	17,525	2000
	10.000000	20.270503	102.71%	12	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.943047	14.634307	-33.31%	8,616	2008
	23.977837	21.943047	-8.49%	6,968	2007
	20.795111	23.977837	15.31%	9,237	2006
	20.523009	20.795111	1.33%	9,705	2005
	17.798875	20.523009	15.31%	10,506	2004
	11.543278	17.798875	54.19%	11,576	2003
	16.122666	11.543278	-28.40%	13,529	2002
	12.787277	16.122666	26.08%	2,437	2001
	11.697140	12.787277	9.32%	9,827	2000
	10.000000	11.697140	16.97%	20	1999*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.310072	13.555192	-39.24%	2,203	2008
	22.224214	22.310072	0.39%	3,793	2007
	20.178364	22.224214	10.14%	4,468	2006
	18.275241	20.178364	10.41%	7,681	2005
	15.619903	18.275241	17.00%	7,857	2004
	11.268207	15.619903	38.62%	6,212	2003
	13.866158	11.268207	-18.74%	5,763	2002
	15.121378	13.866158	-8.30%	3,317	2001
	14.124755	15.121378	7.06%	29,276	2000
	10.000000	14.124755	41.25%	0	1999*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.632414	11.083470	-18.70%	3,356	2008
	13.256349	13.632414	2.84%	986	2007
	12.862646	13.256349	3.06%	4,003	2006
	12.805314	12.862646	0.45%	3,941	2005
	12.227805	12.805314	4.72%	3,948	2004
	11.094926	12.227805	10.21%	2,766	2003
	10.527978	11.094926	5.39%	2,610	2002
	10.280419	10.527978	2.41%	294	2001
	9.897603	10.280419	3.87%	20,119	2000
	10.000000	9.897603	-1.02%	0	1999*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.324266	6.505702	-42.55%	14,601	2008
	10.649866	11.324266	6.33%	13,832	2007
	9.534200	10.649866	11.70%	13,960	2006
	9.026851	9.534200	5.62%	21,580	2005
	8.367042	9.026851	7.89%	22,791	2004
	6.675091	8.367042	25.35%	20,122	2003
	8.216536	6.675091	-18.76%	22,224	2002
	9.480069	8.216536	-13.33%	16,736	2001
	9.851989	9.480069	-3.78%	61,404	2000
	10.000000	9.851989	-1.48%	444	1999*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.787684	8.752793	-50.79%	1,080	2008
	16.222071	17.787684	9.65%	1,067	2007
	14.210586	16.222071	14.15%	112	2006
	13.105683	14.210586	8.43%	94	2005
	11.225121	13.105683	16.75%	83	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	518	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.830311	-1.70%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.745511	1.893443	-49.45%	945	2008
	3.173035	3.745511	18.04%	945	2007
	2.903481	3.173035	9.28%	945	2006
	2.968897	2.903481	-2.20%	945	2005
	2.895359	2.968897	2.54%	945	2004
	1.897376	2.895359	52.60%	945	2003
	3.373545	1.897376	-43.76%	945	2002
	5.992673	3.373545	-43.71%	821	2001
	10.000000	5.992673	-40.07%	616	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.021887	7.086197	-49.46%	1,730	2008
	11.869686	14.021887	18.13%	2,338	2007
	10.869772	11.869686	9.20%	2,244	2006
	11.114218	10.869772	-2.20%	1,834	2005
	10.842520	11.114218	2.51%	1,133	2004
	7.107282	10.842520	52.56%	1,211	2003
	10.000000	7.107282	-28.93%	255	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.041426	9.262558	-42.26%	296	2008
	13.330093	16.041426	20.34%	0	2007
	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	78	2003
	10.000000	7.459677	-25.40%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.077576	6.241606	-38.06%	9,439	2008
	10.485261	10.077576	-3.89%	13,086	2007
	9.202382	10.485261	13.94%	15,446	2006
	8.979694	9.202382	2.48%	13,814	2005
	7.774478	8.979694	15.50%	11,212	2004
	6.017346	7.774478	29.20%	10,098	2003
	8.177730	6.017346	-26.42%	12,399	2002
	9.471062	8.177730	-13.66%	2,555	2001
	10.778958	9.471062	-12.13%	18,859	2000
	10.000000	10.778958	7.79%	102	1999*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.582069	-44.18%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.868455	6.891456	-46.45%	21,656	2008
	11.469371	12.868455	12.20%	16,684	2007
	10.808133	11.469371	6.12%	11,340	2006
	10.461119	10.808133	3.32%	24,904	2005
	9.951728	10.461119	5.12%	28,853	2004
	7.731297	9.951728	28.72%	24,323	2003
	10.753519	7.731297	-28.10%	16,418	2002
	12.514763	10.753519	-14.07%	3,951	2001
	12.759449	12.514763	-1.92%	340,844	2000
	10.000000	12.759449	27.59%	603	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.598324	13.284926	-41.21%	8,738	2008
	21.621027	22.598324	4.52%	6,403	2007
	18.688207	21.621027	15.69%	5,486	2006
	16.626541	18.688207	12.40%	7,722	2005
	14.190099	16.626541	17.17%	8,313	2004
	10.000000	14.190099	41.90%	4,956	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.051084	8.261035	-41.21%	1,271	2008
	13.445762	14.051084	4.50%	2,790	2007
	11.621530	13.445762	15.70%	5,511	2006
	10.342152	11.621530	12.37%	5,511	2005
	8.829014	10.342152	17.14%	5,514	2004
	6.279861	8.829014	40.59%	8,489	2003
	8.204726	6.279861	-23.46%	10,760	2002
	9.489961	8.204726	-13.54%	892	2001
	10.000000	9.489961	-5.10%	23,412	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.047780	6.681916	-39.52%	20,675	2008
	10.763720	11.047780	2.64%	26,663	2007
	9.519072	10.763720	13.08%	18,491	2006
	9.137147	9.519072	4.18%	24,796	2005
	8.491851	9.137147	7.60%	23,524	2004
	6.817103	8.491851	24.57%	22,797	2003
	8.540552	6.817103	-20.18%	23,992	2002
	9.671852	8.540552	-11.70%	17,184	2001
	10.784586	9.671852	-10.32%	53,371	2000
	10.000000	10.784586	7.85%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.691444	5.922587	-38.89%	2,486	2008
	9.980733	9.691444	-2.90%	654	2007
	10.000000	9.980733	-0.19%	795	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.416738	5.715778	-49.94%	3,714	2008
	10.923544	11.416738	4.51%	6,628	2007
	10.792970	10.923544	1.21%	10,733	2006
	9.774156	10.792970	10.42%	11,988	2005
	8.301377	9.774156	17.74%	13,580	2004
	6.724059	8.301377	23.46%	14,261	2003
	9.473229	6.724059	-29.02%	14,241	2002
	14.023027	9.473229	-32.45%	9,945	2001
	16.070617	14.023027	-12.74%	76,715	2000
	10.000000	16.070617	60.71%	444	1999*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.993488	10.047489	-8.61%	0	2008
	10.108517	10.993488	8.75%	0	2007
	10.000000	10.108517	1.09%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.067607	11.396099	2.97%	0	2008
	10.354752	11.067607	6.88%	0	2007
	10.000000	10.354752	3.55%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.220573	6.256941	-44.24%	0	2008
	10.978996	11.220573	2.20%	0	2007
	10.000000	10.978996	9.79%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.399593	7.509811	-39.44%	0	2008
	11.585790	12.399593	7.02%	0	2007
	10.000000	11.585790	15.86%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.068451	5.351473	-40.99%	0	2008
	10.300493	9.068451	-11.96%	0	2007
	10.000000	10.300493	3.00%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.453641	8.196404	-28.44%	0	2008
	10.989268	11.453641	4.23%	0	2007
	10.000000	10.989268	9.89%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.491278	6.955083	-39.48%	0	2008
	11.370941	11.491278	1.06%	0	2007
	10.000000	11.370941	13.71%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.591822	7.290244	-31.17%	0	2008
	10.556864	10.591822	0.33%	0	2007
	10.000000	10.556864	5.57%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.686114	7.054746	-39.63%	0	2008
	10.783799	11.686114	8.37%	0	2007
	10.000000	10.783799	7.84%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.743839	7.554828	-29.68%	0	2008
	10.731108	10.743839	0.12%	0	2007
	10.000000	10.731108	7.31%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.720935	5.561614	-48.12%	0	2008
	10.328539	10.720935	3.80%	0	2007
	10.000000	10.328539	3.29%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.961017	6.161656	-38.14%	0	2008
	10.801955	9.961017	-7.79%	0	2007
	10.000000	10.801955	8.02%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.634404	6.558579	-43.63%	451	2008
	10.522524	11.634404	10.57%	470	2007
	10.000000	10.522524	5.23%	4,230	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.107758	6.958885	-37.35%	3,508	2008
	10.968586	11.107758	1.27%	207	2007
	10.000000	10.968586	9.69%	400	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.574925	10.530865	-0.42%	4,429	2008
	10.224316	10.574925	3.43%	0	2007
	10.000000	10.224316	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.760988	9.498565	-11.73%	20	2008
	10.381939	10.760988	3.65%	1,454	2007
	10.000000	10.381939	3.82%	1,167	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.413707	20.404365	-16.42%	221	2008
	23.315194	24.413707	4.71%	402	2007
	21.404075	23.315194	8.93%	2,332	2006
	19.396867	21.404075	10.35%	2,354	2005
	17.928317	19.396867	8.19%	2,422	2004
	14.263644	17.928317	25.69%	3,308	2003
	13.285149	14.263644	7.37%	1,358	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	198	2000
	10.000000	11.210825	12.11%	0	1999*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.718848	9.644610	-45.57%	0	2008
	15.731638	17.718848	12.63%	0	2007
	12.788621	15.731638	23.01%	0	2006
	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.071413	5.270037	-47.67%	70	2008
	8.353187	10.071413	20.57%	0	2007
	7.776058	8.353187	7.42%	0	2006
	6.728088	7.776058	15.58%	1,292	2005
	5.628773	6.728088	19.53%	0	2004
	4.039063	5.628773	39.36%	0	2003
	5.968779	4.039063	-32.33%	0	2002
	8.591151	5.968779	-30.52%	0	2001
	10.000000	8.591151	-14.09%	213	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.560124	16.824174	-38.95%	3,299	2008
	33.811561	27.560124	-18.49%	3,760	2007
	24.915071	33.811561	35.71%	9,845	2006
	21.652466	24.915071	15.07%	10,575	2005
	16.149186	21.652466	34.08%	10,446	2004
	11.946728	16.149186	35.18%	15,733	2003
	12.249784	11.946728	-2.47%	14,856	2002
	11.346213	12.249784	7.96%	6,509	2001
	10.928322	11.346213	3.82%	3,052	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.257475	10.483599	-65.35%	218	2008
	22.377079	30.257475	35.22%	218	2007
	16.313414	22.377079	37.17%	218	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	37.066048	12.832010	-65.38%	593	2008
	27.402650	37.066048	35.26%	593	2007
	19.983261	27.402650	37.13%	246	2006
	15.400121	19.983261	29.76%	246	2005
	12.444385	15.400121	23.75%	246	2004
	8.210254	12.444385	51.57%	192	2003
	8.602001	8.210254	-4.55%	192	2002
	8.913211	8.602001	-3.49%	192	2001
	15.596564	8.913211	-42.85%	8,060	2000
	10.000000	15.596564	55.97%	16	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.431172	17.183383	-47.02%	2,650	2008
	22.703760	32.431172	42.84%	175	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	41.668880	22.066487	-47.04%	60	2008
	29.164988	41.668880	42.87%	657	2007
	23.831127	29.164988	22.38%	902	2006
	15.982999	23.831127	49.10%	960	2005
	13.088136	15.982999	22.12%	1,145	2004
	9.195824	13.088136	42.33%	1,478	2003
	9.627768	9.195824	-4.49%	1,035	2002
	10.937759	9.627768	-11.98%	60	2001
	9.987144	10.937759	9.52%	253	2000
	10.000000	9.987144	-0.13%	23	1999*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.364723	8.162523	-38.92%	12,490	2008
	12.366387	13.364723	8.07%	3,927	2007
	11.065737	12.366387	11.75%	0	2006
	10.351193	11.065737	6.90%	0	2005
	9.602053	10.351193	7.80%	0	2004
	7.237144	9.602053	32.68%	0	2003
	9.617102	7.237144	-24.75%	0	2002
	9.753435	9.617102	-1.40%	0	2001
	10.034955	9.753435	-2.81%	8,032	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.761065	7.513936	-41.12%	10,181	2008
	12.175345	12.761065	4.81%	5,853	2007
	11.036738	12.175345	10.32%	7,218	2006
	10.406493	11.036738	6.06%	11,642	2005
	8.954792	10.406493	16.21%	12,156	2004
	6.648942	8.954792	34.68%	16,398	2003
	9.242958	6.648942	-28.06%	15,968	2002
	9.765480	9.242958	-5.35%	5,490	2001
	10.000000	9.765480	-2.57%	12,220	2000*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.120290	6.738628	-39.40%	0	2008
	11.075433	11.120290	0.41%	0	2007
	10.196171	11.075433	8.62%	0	2006
	9.856105	10.196171	3.45%	0	2005
	9.329982	9.856105	5.64%	0	2004
	8.160777	9.329982	14.33%	0	2003
	10.019613	8.160777	-18.55%	0	2002
	10.000000	10.019613	0.20%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.348344	5.834885	-52.75%	0	2008
	12.400389	12.348344	-0.42%	0	2007
	11.174525	12.400389	10.97%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.537840	7.083681	-43.50%	0	2008
	11.393588	12.537840	10.04%	0	2007
	10.908732	11.393588	4.44%	0	2006
	10.201088	10.908732	6.94%	0	2005
	9.737564	10.201088	4.76%	0	2004
	7.651978	9.737564	27.26%	0	2003
	10.296263	7.651978	-25.68%	0	2002
	10.000000	10.296263	2.96%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.808389	7.219820	-43.63%	0	2008
	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.596166	9.331553	-31.37%	0	2008
	12.800671	13.596166	6.21%	0	2007
	11.163427	12.800671	14.67%	0	2006
	10.788568	11.163427	3.47%	0	2005
	10.076920	10.788568	7.06%	0	2004
	8.243243	10.076920	22.24%	0	2003
	9.939018	8.243243	-17.06%	0	2002
	10.000000	9.939018	-0.61%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.702927	8.207208	-29.87%	0	2008
	10.649941	11.702927	9.89%	0	2007
	10.000000	10.649941	6.50%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.803606	6.419024	-45.62%	0	2008
	12.719624	11.803606	-7.20%	0	2007
	10.000000	12.719624	27.20%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.752252	12.155541	-41.43%	0	2008
	18.413449	20.752252	12.70%	0	2007
	14.614266	18.413449	26.00%	0	2006
	12.612558	14.614266	15.87%	0	2005
	10.352056	12.612558	21.84%	0	2004
	8.163744	10.352056	26.81%	0	2003
	10.000000	8.163744	-18.36%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.567920	7.013747	-39.37%	0	2008
	10.182196	11.567920	13.61%	0	2007
	10.000000	10.182196	1.82%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.655792	9.882870	-36.87%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.176437	7.182722	-35.73%	3,494	2008
	11.384294	11.176437	-1.83%	10,204	2007
	9.895561	11.384294	15.04%	14,328	2006
	9.625539	9.895561	2.81%	14,298	2005
	8.670410	9.625539	11.02%	14,405	2004
	6.822181	8.670410	27.09%	12,449	2003
	8.612091	6.822181	-20.78%	4,488	2002
	9.565494	8.612091	-9.97%	3,483	2001
	10.891060	9.565494	-12.17%	2,578	2000
	10.000000	10.891060	8.91%	375	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.914874	8.085212	-45.79%	312	2008
	12.859855	14.914874	15.98%	364	2007
	10.468429	12.859855	22.84%	29	2006
	9.407439	10.468429	11.28%	29	2005
	8.331561	9.407439	12.91%	29	2004
	6.810559	8.331561	22.33%	29	2003
	8.705508	6.810559	-21.77%	319	2002
	12.511970	8.705508	-30.42%	475	2001
	15.309779	12.511970	-18.27%	2,585	2000
	10.000000	15.309779	53.10%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.563231	9.520862	-45.79%	380	2008
	15.143308	17.563231	15.98%	173	2007
	12.327246	15.143308	22.84%	214	2006
	11.092933	12.327246	11.13%	225	2005
	9.810925	11.092933	13.07%	393	2004
	8.019853	9.810925	22.33%	885	2003
	10.000000	8.019853	-19.80%	170	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.580065	7.863789	-25.67%	0	2008
	11.023713	10.580065	-4.02%	2,944	2007
	10.000000	11.023713	10.24%	1,597	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.022733	6.912228	-42.51%	518	2008
	10.112678	12.022733	18.89%	713	2007
	10.640922	10.112678	-4.96%	738	2006
	10.600340	10.640922	0.38%	1,380	2005
	9.748406	10.600340	8.74%	1,305	2004
	7.943949	9.748406	22.71%	1,430	2003
	10.000000	7.943949	-20.56%	429	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.472277	11.130793	-28.06%	1,668	2008
	16.602508	15.472277	-6.81%	15,557	2007
	14.240913	16.602508	16.58%	28,193	2006
	13.799188	14.240913	3.20%	26,092	2005
	12.284189	13.799188	12.33%	33,797	2004
	9.695180	12.284189	26.70%	31,456	2003
	11.293308	9.695180	-14.15%	21,384	2002
	10.189139	11.293308	10.84%	3,649	2001
	8.777154	10.189139	16.09%	4,393	2000
	10.000000	8.777154	-12.23%	132	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.065128	6.594647	-49.52%	0	2008
	9.514717	13.065128	37.31%	1,354	2007
	10.000000	9.514717	-4.85%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.364069	10.987820	-3.31%	121	2008
	10.564578	11.364069	7.57%	223	2007
	10.584226	10.564578	-0.19%	222	2006
	10.606483	10.584226	-0.21%	220	2005
	10.202557	10.606483	3.96%	219	2004
	10.000000	10.202557	2.03%	218	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.769309	7.750154	-39.31%	0	2008
	12.734786	12.769309	0.27%	0	2007
	11.199733	12.734786	13.71%	0	2006
	10.676099	11.199733	4.90%	0	2005
	9.709724	10.676099	9.95%	0	2004
	7.876086	9.709724	23.28%	0	2003
	10.180312	7.876086	-22.63%	0	2002
	10.000000	10.180312	1.80%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.537512	7.707114	-38.53%	0	2008
	13.557833	12.537512	-7.53%	616	2007
	11.377130	13.557833	19.17%	0	2006
	10.831268	11.377130	5.04%	0	2005
	9.740686	10.831268	11.20%	0	2004
	8.019809	9.740686	21.46%	0	2003
	10.158329	8.019809	-21.05%	0	2002
	10.000000	10.158329	1.58%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.243113	9.115933	-52.63%	0	2008
	14.507633	19.243113	32.64%	1,108	2007
	14.299073	14.507633	1.46%	1,108	2006
	12.723319	14.299073	12.38%	1,108	2005
	11.049919	12.723319	15.14%	1,108	2004
	8.235164	11.049919	34.18%	447	2003
	10.477696	8.235164	-21.40%	0	2002
	10.000000	10.477696	4.78%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.554564	8.431690	-42.07%	0	2008
	12.706402	14.554564	14.55%	0	2007
	10.899016	12.706402	16.58%	0	2006
	9.445370	10.899016	15.39%	0	2005
	8.378380	9.445370	12.74%	0	2004
	6.407248	8.378380	30.76%	0	2003
	8.142192	6.407248	-21.31%	0	2002
	10.663588	8.142192	-23.64%	0	2001
	14.645295	10.663588	-27.19%	0	2000
	10.000000	14.645295	46.45%	0	1999*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.361611	5.943625	-47.69%	0	2008
	12.041572	11.361611	-5.65%	0	2007
	10.825953	12.041572	11.23%	0	2006
	9.486631	10.825953	14.12%	0	2005
	8.183411	9.486631	15.93%	0	2004
	5.640729	8.183411	45.08%	0	2003
	8.719797	5.640729	-35.31%	0	2002
	12.438107	8.719797	-29.89%	0	2001
	15.616326	12.438107	-20.35%	0	2000
	10.000000	15.616326	56.16%	0	1999*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.550346	7.868428	-37.31%	0	2008
	12.550947	12.550346	0.00%	0	2007
	10.702812	12.550947	17.27%	0	2006
	10.072607	10.702812	6.26%	0	2005
	9.207534	10.072607	9.40%	0	2004
	7.487286	9.207534	22.98%	261	2003
	9.909449	7.487286	-24.44%	397	2002
	9.992513	9.909449	-0.83%	261	2001
	9.337456	9.992513	7.02%	261	2000
	10.000000	9.337456	-6.63%	53	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.213808	9.647621	-32.13%	1,140	2008
	14.563792	14.213808	-2.40%	1,182	2007
	12.955471	14.563792	12.41%	1,113	2006
	12.296116	12.955471	5.36%	1,077	2005
	10.267923	12.296116	19.75%	1,712	2004
	7.584974	10.267923	35.37%	1,314	2003
	10.000000	7.584974	-24.15%	704	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.228838	5.301486	-35.57%	3,134	2008
	7.771180	8.228838	5.89%	3,293	2007
	7.242824	7.771180	7.29%	1,077	2006
	7.114235	7.242824	1.81%	859	2005
	6.817526	7.114235	4.35%	669	2004
	5.506865	6.817526	23.80%	775	2003
	7.888512	5.506865	-30.19%	973	2002
	10.371408	7.888512	-23.94%	609	2001
	11.864126	10.371408	-12.58%	8,632	2000
	10.000000	11.864126	18.64%	194	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.474745	6.468806	-38.24%	10,396	2008
	10.129984	10.474745	3.40%	25,054	2007
	8.926469	10.129984	13.48%	28,437	2006
	8.677868	8.926469	2.86%	29,658	2005
	7.982961	8.677868	8.70%	64,815	2004
	6.329672	7.982961	26.12%	37,978	2003
	8.298290	6.329672	-23.72%	32,503	2002
	9.618706	8.298290	-13.73%	3,061	2001
	10.790571	9.618706	-10.86%	21,949	2000
	10.000000	10.790571	7.91%	820	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.997056	7.611539	-30.79%	1,033	2008
	10.448742	10.997056	5.25%	1,970	2007
	9.129937	10.448742	14.44%	3,679	2006
	8.902348	9.129937	2.56%	3,529	2005
	8.625637	8.902348	3.21%	3,759	2004
	7.245341	8.625637	19.05%	3,528	2003
	8.854519	7.245341	-18.17%	2,064	2002
	9.938414	8.854519	-10.91%	2,983	2001
	10.180717	9.938414	-2.38%	3,285	2000
	10.000000	10.180717	1.81%	192	1999*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.096247	6.803393	-38.69%	0	2008
	12.699592	11.096247	-12.63%	0	2007
	12.455606	12.699592	1.96%	0	2006
	11.981745	12.455606	3.95%	0	2005
	10.952996	11.981745	9.39%	0	2004
	8.465218	10.952996	29.39%	0	2003
	10.653528	8.465218	-20.54%	0	2002
	10.000000	10.653528	6.54%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.533522	11.412953	-38.42%	0	2008
	18.113099	18.533522	2.32%	0	2007
	15.036813	18.113099	20.46%	0	2006
	13.677592	15.036813	9.94%	0	2005
	11.598729	13.677592	17.92%	0	2004
	8.657580	11.598729	33.97%	0	2003
	10.039461	8.657580	-13.76%	0	2002
	10.000000	10.039461	0.39%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.943626	9.685237	-2.60%	0	2008
	10.274298	9.943626	-3.22%	0	2007
	10.000000	10.274298	2.74%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.315654	12.129179	-8.91%	5,697	2008
	12.861674	13.315654	3.53%	22,265	2007
	12.568036	12.861674	2.34%	19,261	2006
	12.627451	12.568036	-0.47%	21,700	2005
	12.403369	12.627451	1.81%	28,563	2004
	12.063856	12.403369	2.81%	26,890	2003
	11.233244	12.063856	7.39%	19,254	2002
	10.585977	11.233244	6.11%	3,243	2001
	9.754195	10.585977	8.53%	1,420	2000
	10.000000	9.754195	-2.46%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.442690	9.270338	-43.62%	13,120	2008
	14.243362	16.442690	15.44%	31,375	2007
	12.990759	14.243362	9.64%	38,384	2006
	11.315079	12.990759	14.81%	30,788	2005
	9.984934	11.315079	13.32%	29,661	2004
	7.917710	9.984934	26.11%	29,827	2003
	8.897411	7.917710	-11.01%	9,287	2002
	10.334368	8.897411	-13.90%	575	2001
	11.274564	10.334368	-8.34%	7,956	2000
	10.000000	11.274564	12.75%	271	1999*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.375568	5.991605	-55.20%	212	2008
	9.348281	13.375568	43.08%	3,954	2007
	10.000000	9.348281	-6.52%	4,022	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.879844	7.250103	-43.71%	8,267	2008
	12.927267	12.879844	-0.37%	54,062	2007
	10.956738	12.927267	17.98%	72,310	2006
	10.544204	10.956738	3.91%	65,921	2005
	9.635243	10.544204	9.43%	66,534	2004
	7.530864	9.635243	27.94%	27,749	2003
	9.234883	7.530864	-18.45%	11,115	2002
	9.904395	9.234883	-6.76%	2,518	2001
	9.306820	9.904395	6.42%	663	2000
	10.000000	9.306820	-6.93%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.186527	8.234540	-26.39%	0	2008
	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.364720	7.513113	-33.89%	0	2008
	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.494100	6.992800	-39.16%	0	2008
	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.281055	4.097654	-55.85%	85	2008
	7.678015	9.281055	20.88%	141	2007
	7.421012	7.678015	3.46%	0	2006
	6.937965	7.421012	6.96%	0	2005
	6.595891	6.937965	5.19%	0	2004
	5.177522	6.595891	27.39%	0	2003
	6.749005	5.177522	-23.28%	0	2002
	8.029346	6.749005	-15.95%	108	2001
	9.866489	8.029346	-18.62%	902	2000
	10.000000	9.866489	-1.34%	133	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.717047	5.555748	-48.16%	6,479	2008
	8.598464	10.717047	24.64%	8,547	2007
	8.199242	8.598464	4.87%	10,996	2006
	7.896862	8.199242	3.83%	8,551	2005
	7.783505	7.896862	1.46%	8,437	2004
	5.966173	7.783505	30.46%	8,452	2003
	8.699922	5.966173	-31.42%	8,533	2002
	10.764092	8.699922	-19.18%	2,367	2001
	12.318116	10.764092	-12.62%	18,290	2000
	10.000000	12.318116	23.18%	205	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.646583	7.102221	-26.38%	1,175	2008
	9.565232	9.646583	0.85%	9,558	2007
	8.756341	9.565232	9.24%	18,274	2006
	8.692546	8.756341	0.73%	21,122	2005
	8.082144	8.692546	7.55%	22,726	2004
	6.478666	8.082144	24.75%	19,596	2003
	6.363800	6.478666	1.80%	3,668	2002
	7.352510	6.363800	-13.45%	1,613	2001
	9.669314	7.352510	-23.96%	2,734	2000
	10.000000	9.669314	-3.31%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.769508	7.200894	-26.29%	250	2008
	10.000000	9.769508	-2.30%	10,694	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.890884	10.342347	-5.04%	1,167	2008
	10.637906	10.890884	2.38%	3,989	2007
	10.380507	10.637906	2.48%	0	2006
	10.349600	10.380507	0.30%	0	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.148913	6.625909	-40.57%	1,229	2008
	9.826712	11.148913	13.46%	373	2007
	10.000000	9.826712	-1.73%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.361166	8.471764	-44.85%	0	2008
	13.340733	15.361166	15.14%	0	2007
	11.511681	13.340733	15.89%	0	2006
	9.847782	11.511681	16.90%	0	2005
	8.831911	9.847782	11.50%	0	2004
	6.277043	8.831911	40.70%	0	2003
	8.020658	6.277043	-21.74%	0	2002
	10.370604	8.020658	-22.66%	0	2001
	13.054491	10.370604	-20.56%	1,753	2000
	10.000000	13.054491	30.54%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.861459	10.399791	-44.86%	0	2008
	16.378046	18.861459	15.16%	0	2007
	14.132218	16.378046	15.89%	2,881	2006
	12.094330	14.132218	16.85%	0	2005
	10.845870	12.094330	11.51%	0	2004
	7.705852	10.845870	40.75%	0	2003
	10.000000	7.705852	-22.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.378089	7.376482	-52.03%	136	2008
	14.823438	15.378089	3.74%	505	2007
	12.983709	14.823438	14.17%	6,642	2006
	12.885137	12.983709	0.77%	445	2005
	11.505305	12.885137	11.99%	368	2004
	7.421189	11.505305	55.03%	487	2003
	10.000000	7.421189	-25.79%	2,572	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.299943	7.809563	-30.89%	269	2008
	11.085844	11.299943	1.93%	1,103	2007
	10.000000	11.085844	10.86%	1,103	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.711503	6.391007	-34.19%	0	2008
	10.126467	9.711503	-4.10%	0	2007
	10.000000	10.126467	1.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.449382	6.253697	-53.50%	0	2008
	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.603805	10.336497	-41.28%	0	2008
	15.475630	17.603805	13.75%	0	2007
	12.942287	15.475630	19.57%	0	2006
	11.923036	12.942287	8.55%	0	2005
	10.208657	11.923036	16.79%	0	2004
	7.838667	10.208657	30.23%	0	2003
	10.000000	7.838667	-21.61%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.277282	7.189916	-41.44%	824	2008
	10.825066	12.277282	13.42%	306	2007
	10.000000	10.825066	8.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.364157	11.858278	4.35%	0	2008
	10.418235	11.364157	9.08%	0	2007
	10.000000	10.418235	4.18%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.074347	9.235770	-34.38%	1,563	2008
	13.983325	14.074347	0.65%	86	2007
	12.180456	13.983325	14.80%	515	2006
	11.351056	12.180456	7.31%	1,646	2005
	10.000000	11.351056	13.51%	1,746	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.200658	6.128249	-45.29%	4,673	2008
	8.344255	11.200658	34.23%	9,062	2007
	7.782962	8.344255	7.21%	14,242	2006
	7.037497	7.782962	10.59%	10,505	2005
	6.071817	7.037497	15.90%	10,327	2004
	5.139904	6.071817	18.13%	10,464	2003
	6.222739	5.139904	-17.40%	8,486	2002
	8.103330	6.222739	-23.21%	3,563	2001
	10.000000	8.103330	-18.97%	11,936	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.568463	2.514722	-44.95%	737	2008
	3.821146	4.568463	19.56%	1,188	2007
	3.606695	3.821146	5.95%	465	2006
	3.290663	3.606695	9.60%	473	2005
	3.330422	3.290663	-1.19%	473	2004
	2.314154	3.330422	43.92%	473	2003
	3.987735	2.314154	-41.97%	473	2002
	6.475985	3.987735	-38.42%	473	2001
	10.000000	6.475985	-35.24%	10,633	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.052708	7.745860	-44.88%	640	2008
	11.748520	14.052708	19.61%	578	2007
	11.077674	11.748520	6.06%	2,474	2006
	10.127278	11.077674	9.38%	614	2005
	10.222274	10.127278	-0.93%	637	2004
	7.071217	10.222274	44.56%	803	2003
	10.000000	7.071217	-29.29%	252	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	27.988777	13.141108	-53.05%	946	2008
	22.244956	27.988777	25.82%	1,476	2007
	15.291335	22.244956	44.14%	70	2006
	14.031702	15.291335	8.98%	65	2005
	12.158184	14.031702	15.41%	0	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.170208	7.589110	-53.07%	738	2008
	12.857245	16.170208	25.77%	799	2007
	8.924201	12.857245	44.07%	280	2006
	6.883881	8.924201	29.64%	280	2005
	5.903326	6.883881	16.61%	661	2004
	4.466078	5.903326	32.18%	661	2003
	6.122880	4.466078	-27.06%	661	2002
	8.139885	6.122880	-24.78%	1,056	2001
	10.000000	8.139885	-18.60%	11,599	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.988777	13.141108	-53.05%	946	2008
	22.244956	27.988777	25.82%	1,476	2007
	15.433172	22.244956	44.14%	1,324	2006
	11.897749	15.433172	29.72%	1,324	2005
	10.200936	11.897749	16.63%	1,201	2004
	7.716615	10.200936	32.19%	1,630	2003
	10.000000	7.716615	-22.83%	1,077	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.025703	9.928761	-33.92%	0	2008
	14.215319	15.025703	5.70%	0	2007
	12.005873	14.215319	18.40%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.765918	7.870678	-38.35%	178	2008
	12.100559	12.765918	5.50%	1,744	2007
	10.862416	12.100559	11.40%	1,047	2006
	10.199446	10.862416	6.50%	1,036	2005
	8.963520	10.199446	13.79%	941	2004
	6.932899	8.963520	29.46%	941	2003
	9.581590	6.923899	-27.74%	1,090	2002
	9.902625	9.581590	-3.24%	714	2001
	9.965276	9.902625	-0.63%	850	2000
	10.000000	9.965276	-0.35%	0	1999*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.471403	5.510410	-47.38%	0	2008
	10.327115	10.471403	1.40%	720	2007
	10.000000	10.327115	3.27%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.542840	8.647593	-44.36%	4,765	2008
	12.912228	15.542840	20.37%	7,850	2007
	11.457938	12.912228	12.69%	7,580	2006
	10.252528	11.457938	11.76%	8,161	2005
	8.971959	10.252528	14.27%	8,462	2004
	7.130099	8.971959	25.83%	9,158	2003
	10.270734	7.130099	-30.58%	4,416	2002
	13.874614	10.270734	-25.97%	2,669	2001
	15.258987	13.874614	-9.07%	10,534	2000
	10.000000	15.258987	52.59%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.257948	6.668597	-53.23%	756	2008
	13.274108	14.257948	7.41%	1,004	2007
	12.036504	13.274108	10.28%	973	2006
	10.377476	12.036504	15.99%	857	2005
	8.877691	10.377476	16.89%	332	2004
	6.688692	8.877691	32.73%	236	2003
	8.974779	6.688692	-25.47%	739	2002
	9.401502	8.974779	-4.54%	658	2001
	9.501339	9.401502	-1.05%	573	2000
	10.000000	9.501339	-4.99%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.275065	5.456502	-46.90%	0	2008
	10.149218	10.275065	1.24%	0	2007
	10.000000	10.149218	1.49%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.381283	8.829886	-14.94%	4,103	2008
	10.085950	10.381283	2.93%	4,040	2007
	9.851160	10.085950	2.38%	2,442	2006
	9.883486	9.851160	-0.33%	2,577	2005
	9.981747	9.883486	-0.98%	0	2004
	10.000000	9.981747	-0.18%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.670639	8.129291	-40.53%	0	2008
	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.952052	8.300816	-40.50%	0	2008
	13.197166	13.952052	5.72%	988	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.880072	7.506594	-31.01%	12,808	2008
	10.434128	10.880072	4.27%	13,439	2007
	10.000000	10.434128	4.34%	964	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.538162	9.331593	-11.45%	519	2008
	10.416259	10.538162	1.17%	2,195	2007
	10.000000	10.416259	4.16%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.039659	7.258389	-39.71%	1,066	2008
	10.715931	12.039659	12.35%	440	2007
	10.000000	10.715931	7.16%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.260943	6.171929	-45.19%	711	2008
	10.243775	11.260943	9.93%	1,489	2007
	10.000000	10.243775	2.44%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.029721	9.218454	-29.25%	3,436	2008
	12.859947	13.029721	1.32%	4,825	2007
	11.833579	12.859947	8.67%	6,973	2006
	11.763752	11.833579	0.59%	7,860	2005
	10.875215	11.763752	8.17%	8,994	2004
	9.052629	10.875215	20.13%	7,588	2003
	8.925976	9.052629	1.42%	4,172	2002
	8.718281	8.925976	2.38%	4,324	2001
	9.673363	8.718281	-9.87%	683	2000
	10.000000	9.673363	-3.27%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.474465	8.105879	-29.36%	386	2008
	11.321282	11.474465	1.35%	540	2007
	10.418162	11.321282	8.67%	1,331	2006
	10.000000	10.418162	4.18%	438	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.459799	13.469657	-58.50%	0	2008
	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	0	2006
	12.964022	16.895288	30.32%	0	2005
	10.927986	12.964022	18.63%	0	2004
	6.729993	10.927986	62.38%	0	2003
	8.080662	6.729993	-16.71%	0	2002
	8.675258	8.080662	-6.85%	0	2001
	10.000000	8.675258	-13.25%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.063538	14.941067	-58.57%	522	2008
	25.221040	36.063538	42.99%	2,443	2007
	18.785091	25.221040	34.26%	3,250	2006
	14.412181	18.785091	30.34%	1,995	2005
	12.147387	14.412181	18.64%	569	2004
	7.482965	12.147387	62.33%	760	2003
	10.000000	7.482965	-25.17%	596	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.576666	13.564916	-34.08%	48	2008
	17.397365	20.576666	18.27%	47	2007
	12.868594	17.397365	35.19%	47	2006
	12.300281	12.868594	4.62%	61	2005
	9.634075	12.300281	27.67%	633	2004
	7.896831	9.634075	22.00%	43	2003
	10.000000	7.896831	-21.03%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.025539	7.963186	-47.00%	0	2008
	12.029127	15.025539	24.91%	0	2007
	9.207449	12.029127	30.65%	0	2006
	7.196780	9.207449	27.94%	0	2005
	6.414454	7.196780	12.20%	0	2004
	4.813780	6.414454	33.25%	0	2003
	6.455831	4.813780	-25.44%	0	2002
	9.210500	6.455831	-29.91%	0	2001
	10.000000	9.210500	-7.90%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.143154	12.799315	-46.99%	13	2008
	19.328046	24.143154	24.91%	89	2007
	14.795862	19.328046	30.63%	111	2006
	11.567943	14.795862	27.90%	0	2005
	10.296163	11.567943	12.35%	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.612314	7.990340	-45.32%	1,034	2008
	12.405355	14.612314	17.79%	1,034	2007
	10.029801	12.405355	23.68%	1,137	2006
	8.553766	10.029801	17.26%	1,355	2005
	7.526929	8.553766	13.64%	1,623	2004
	5.630524	7.526929	33.68%	1,937	2003
	7.681183	5.630524	-26.70%	2,325	2002
	9.630431	7.681183	-20.24%	518	2001
	11.178438	9.630431	-13.85%	354	2000
	10.000000	11.178438	11.78%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.252372	14.359196	-45.30%	67	2008
	22.279518	26.252372	17.83%	73	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.121447	-48.79%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.105844	-38.94%	1,491	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.895368	-21.05%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.813408	-31.87%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.812853	-1.87%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.209117	9.622148	-47.16%	86	2008
	18.745536	18.209117	-2.86%	83	2007
	15.854233	18.745536	18.24%	81	2006
	14.514390	15.854233	9.23%	165	2005
	12.196111	14.514390	19.01%	210	2004
	8.775030	12.196111	38.99%	610	2003
	10.000000	8.775030	-12.25%	478	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.634178	14.429707	5.83%	9,278	2008
	12.951217	13.634178	5.27%	25,052	2007
	12.755077	12.951217	1.54%	20,928	2006
	12.571358	12.755077	1.46%	23,198	2005
	12.391049	12.571358	1.46%	33,982	2004
	12.364450	12.391049	0.22%	38,325	2003
	11.339175	12.364450	9.04%	38,507	2002
	10.761486	11.339175	5.37%	6,991	2001
	9.731842	10.761486	10.58%	4,497	2000
	10.000000	9.731842	-2.68%	235	1999*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.153148	3.705355	-39.78%	111	2008
	5.239327	6.153148	17.44%	0	2007
	5.022615	5.239327	4.31%	0	2006
	4.799798	5.022615	4.64%	0	2005
	4.516845	4.799798	6.26%	0	2004
	3.463330	4.516845	30.42%	359	2003
	4.945547	3.463330	-29.97%	2,720	2002
	7.005239	4.945547	-29.40%	2,885	2001
	9.704353	7.005239	-27.81%	741	2000
	10.000000	9.704353	-2.96%	0	1999*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.305565	10.508505	-26.54%	1,018	2008
	12.860604	14.305565	11.24%	1,017	2007
	12.744678	12.860604	0.91%	1,978	2006
	11.963284	12.744678	6.53%	2,976	2005
	11.290741	11.963284	5.96%	2,018	2004
	8.402053	11.290741	34.38%	1,152	2003
	10.000000	8.402053	-15.98%	561	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.644002	6.510364	-44.09%	0	2008
	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.833511	10.926170	-7.67%	2,279	2008
	11.430348	11.833511	3.53%	2,332	2007
	10.957934	11.430348	4.31%	2,382	2006
	10.795581	10.957934	1.50%	13,856	2005
	10.499391	10.795581	2.82%	12,860	2004
	9.903364	10.499391	6.02%	22,502	2003
	10.000000	9.903364	-0.97%	390	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.672875	10.577860	-16.53%	24,175	2008
	12.185802	12.672875	4.00%	24,360	2007
	11.438776	12.185802	6.53%	25,160	2006
	11.142118	11.438776	2.66%	25,752	2005
	10.582927	11.142118	5.28%	31,628	2004
	9.473594	10.582927	11.71%	21,405	2003
	10.000000	9.473594	-5.26%	5,272	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.345056	10.070044	-24.54%	76,916	2008
	12.856442	13.345056	3.80%	80,929	2007
	11.750727	12.856442	9.41%	82,280	2006
	11.352722	11.750727	3.51%	87,150	2005
	10.548952	11.352722	7.62%	87,854	2004
	8.943444	10.548952	17.95%	87,401	2003
	10.000000	8.943444	-10.57%	9,877	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.351116	9.673596	-32.59%	0	2008
	13.761730	14.351116	4.28%	24,949	2007
	12.228101	13.761730	12.54%	34,653	2006
	11.623257	12.228101	5.20%	43,639	2005
	10.553956	11.623257	10.13%	25,917	2004
	8.481877	10.553956	24.43%	26,298	2003
	10.000000	8.481877	-15.18%	29,208	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.904562	9.248197	-37.95%	1,138	2008
	14.318370	14.904562	4.09%	1,784	2007
	12.469319	14.318370	14.83%	1,766	2006
	11.758161	12.469319	6.05%	1,771	2005
	10.495425	11.758161	12.03%	2,612	2004
	8.100685	10.495425	29.56%	2,556	2003
	10.000000	8.100685	-18.99%	695	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.757849	12.333374	-37.58%	1,839	2008
	18.698187	19.757849	5.67%	2,486	2007
	17.317725	18.698187	7.97%	5,346	2006
	15.722921	17.317725	10.14%	5,385	2005
	13.827559	15.722921	13.71%	6,333	2004
	10.451848	13.827559	32.30%	7,452	2003
	12.560435	10.451848	-16.79%	3,239	2002
	12.954698	12.560435	-3.04%	511	2001
	11.443936	12.954698	13.20%	1,558	2000
	10.000000	11.443936	14.44%	0	1999*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.239786	11.269880	0.27%	26,775	2008
	10.917831	11.239786	2.95%	20,434	2007
	10.630182	10.917831	2.71%	11,567	2006
	10.537846	10.630182	0.88%	2,496	2005
	10.639218	10.537846	-0.95%	3,783	2004
	10.761392	10.639218	-1.14%	3,707	2003
	10.821968	10.761392	-0.56%	51,143	2002
	10.632658	10.821968	1.78%	16,045	2001
	10.205942	10.632658	4.18%	25,416	2000
	10.000000	10.205942	2.06%	0	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.068293	-39.32%	967	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.812634	11.500820	-47.27%	417	2008
	21.571002	21.812634	1.12%	453	2007
	17.885709	21.571002	20.60%	275	2006
	16.245203	17.885709	10.10%	300	2005
	13.748783	16.245203	18.16%	273	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.274075	-37.26%	719	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.205947	-37.94%	455	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.678536	-33.21%	1,402	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.355772	8.609756	-47.36%	889	2008
	15.169611	16.355772	7.82%	3,473	2007
	14.959391	15.169611	1.41%	3,619	2006
	14.085392	14.959391	6.21%	3,835	2005
	12.640410	14.085392	11.43%	4,049	2004
	9.581953	12.640410	31.92%	4,289	2003
	14.619524	9.581953	-34.46%	1,146	2002
	16.690944	14.619524	-12.41%	818	2001
	20.263696	16.690944	-17.63%	810	2000
	10.000000	20.263696	102.64%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.846505	14.562495	-33.34%	560	2008
	23.884569	21.846505	-8.53%	9,892	2007
	20.724738	23.884569	15.25%	12,858	2006
	20.463931	20.724738	1.27%	14,754	2005
	17.756675	20.463931	15.25%	17,709	2004
	11.521769	17.756675	54.11%	17,068	2003
	16.100836	11.521769	-28.44%	9,693	2002
	12.776504	16.100836	26.02%	750	2001
	11.693190	12.776504	9.26%	4,751	2000
	10.000000	11.693190	16.93%	0	1999*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.211989	13.488714	-39.27%	2,839	2008
	22.137835	22.211989	0.33%	3,345	2007
	20.110129	22.137835	10.08%	3,793	2006
	18.222675	20.110129	10.36%	4,964	2005
	15.582883	18.222675	16.94%	4,098	2004
	11.247212	15.582883	38.55%	3,127	2003
	13.847390	11.247212	-18.78%	1,091	2002
	15.108647	13.847390	-8.35%	32	2001
	14.120006	15.108647	7.00%	1,975	2000
	10.000000	14.120006	41.20%	0	1999*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.572447	11.029104	-18.74%	3,902	2008
	13.204800	13.572447	2.78%	14,178	2007
	12.819122	13.204800	3.01%	8,737	2006
	12.768454	12.819122	0.40%	9,030	2005
	12.198805	12.768454	4.67%	11,866	2004
	11.074251	12.198805	10.15%	10,741	2003
	10.513712	11.074251	5.33%	6,920	2002
	10.271747	10.513712	2.36%	0	2001
	9.894260	10.271747	3.82%	4,897	2000
	10.000000	9.894260	-1.06%	0	1999*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.274443	6.473769	-42.58%	4,248	2008
	10.608433	11.274443	6.28%	3,984	2007
	9.501937	10.608433	11.64%	3,304	2006
	9.000863	9.501937	5.57%	3,423	2005
	8.347189	9.000863	7.83%	5,781	2004
	6.662646	8.347189	25.28%	5,741	2003
	8.205402	6.662646	-18.80%	4,984	2002
	9.472081	8.205402	-13.37%	0	2001
	9.848668	9.472081	-3.82%	1,579	2000
	10.000000	9.848668	-1.51%	81	1999*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.734093	8.721970	-50.82%	58	2008
	16.181468	17.734093	9.60%	58	2007
	14.182210	16.181468	14.10%	58	2006
	13.086147	14.182210	8.38%	58	2005
	11.214093	13.086147	16.69%	42	2004
	9.087697	11.214093	23.40%	23	2003
	10.000000	9.087697	-9.12%	1,717	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.826970	-1.73%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.731682	1.885482	-49.47%	81	2008
	3.162948	3.731682	17.98%	0	2007
	2.895715	3.162948	9.23%	0	2006
	2.962458	2.895715	-2.25%	0	2005
	2.890558	2.962458	2.49%	0	2004
	1.895195	2.890558	52.52%	0	2003
	3.371381	1.895195	-43.79%	0	2002
	5.991934	3.371381	-43.73%	0	2001
	10.000000	5.991934	-40.08%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.981504	7.062180	-49.49%	79	2008
	11.841558	13.981504	18.07%	2,120	2007
	10.849518	11.841558	9.14%	282	2006
	11.099137	10.849518	-2.25%	278	2005
	10.833329	11.099137	2.45%	199	2004
	7.104858	10.833329	52.48%	1,549	2003
	10.000000	7.104858	-28.95%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.993088	9.229935	-42.29%	0	2008
	13.296735	15.993088	20.28%	88	2007
	13.572003	13.296735	-2.03%	0	2006
	12.334128	13.572003	10.04%	2,695	2005
	11.164275	12.334128	10.48%	1,191	2004
	7.456128	11.164275	49.73%	1,316	2003
	10.000000	7.456128	-25.44%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.033256	6.210982	-38.10%	875	2008
	10.444491	10.033256	-3.94%	994	2007
	9.171245	10.444491	13.88%	4,277	2006
	8.953856	9.171245	2.43%	3,775	2005
	7.756043	8.953856	15.44%	3,677	2004
	6.006135	7.756043	29.14%	3,304	2003
	8.166647	6.006135	-26.46%	786	2002
	9.463069	8.166647	-13.70%	191	2001
	10.775320	9.463069	-12.18%	671	2000
	10.000000	10.775320	7.75%	191	1999*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.580156	-44.20%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.811846	6.857644	-46.47%	4,274	2008
	11.424764	12.811846	12.14%	4,343	2007
	10.771549	11.424764	6.06%	10,178	2006
	10.431004	10.771549	3.26%	10,223	2005
	9.928130	10.431004	5.07%	10,096	2004
	7.716890	9.928130	28.65%	10,451	2003
	10.738951	7.716890	-28.14%	7,846	2002
	12.504224	10.738951	-14.12%	2,893	2001
	12.755147	12.504224	-1.97%	14,582	2000
	10.000000	12.755147	27.55%	183	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.544746	13.246673	-41.24%	2,730	2008
	21.580799	22.544746	4.47%	8,180	2007
	18.662895	21.580799	15.63%	3,486	2006
	16.612442	18.662895	12.34%	2,844	2005
	14.185285	16.612442	17.11%	3,021	2004
	10.000000	14.185285	41.85%	3,522	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.996399	8.224685	-41.24%	1,758	2008
	13.400279	13.996399	4.45%	4,787	2007
	11.588105	13.400279	15.64%	6,266	2006
	10.317629	11.588105	12.31%	6,513	2005
	8.812554	10.317629	17.08%	6,556	2004
	6.271334	8.812554	40.52%	6,556	2003
	8.197763	6.271334	-23.50%	7,047	2002
	9.486763	8.197763	-13.59%	1,752	2001
	10.000000	9.486763	-5.13%	6,322	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.289574	2.156016	-79.05%	0	2008
	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.999158	6.649117	-39.55%	14,775	2008
	10.721832	10.999158	2.59%	26,117	2007
	9.486847	10.721832	13.02%	27,382	2006
	9.110826	9.486847	4.13%	24,994	2005
	8.471704	9.110826	7.54%	27,749	2004
	6.804394	8.471704	24.50%	26,777	2003
	8.528973	6.804394	-20.22%	16,936	2002
	9.663699	8.528973	-11.74%	3,780	2001
	10.780952	9.663699	-10.36%	11,025	2000
	10.000000	10.780952	7.81%	41	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.683209	5.914539	-38.92%	669	2008
	9.977364	9.683209	-2.95%	1,024	2007
	10.000000	9.977364	-0.23%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.366549	5.687744	-49.96%	1,290	2008
	10.881080	11.366549	4.46%	5,205	2007
	10.756467	10.881080	1.16%	5,926	2006
	9.746041	10.756467	10.37%	6,383	2005
	8.281709	9.746041	17.68%	6,918	2004
	6.711524	8.281709	23.40%	6,899	2003
	9.460391	6.711524	-29.06%	5,328	2002
	14.011209	9.460391	-32.48%	1,359	2001
	16.065210	14.011209	-12.79%	9,621	2000
	10.000000	16.065210	60.65%	0	1999*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.984617	10.034276	-8.65%	0	2008
	10.105530	10.984617	8.70%	0	2007
	10.000000	10.105530	1.06%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.058681	11.381117	2.92%	0	2008
	10.351694	11.058681	6.83%	0	2007
	10.000000	10.351694	3.52%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.211650	6.248772	-44.27%	0	2008
	10.975888	11.211650	2.15%	0	2007
	10.000000	10.975888	9.76%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.389762	7.500027	-39.47%	0	2008
	11.582516	12.389762	6.97%	0	2007
	10.000000	11.582516	15.83%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.061228	5.344482	-41.02%	0	2008
	10.297580	9.061228	-12.01%	0	2007
	10.000000	10.297580	2.98%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.444544	8.185711	-28.47%	0	2008
	10.986166	11.444544	4.17%	0	2007
	10.000000	10.986166	9.86%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.482160	6.946022	-39.51%	0	2008
	11.367731	11.482160	1.01%	0	2007
	10.000000	11.367731	13.68%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.583406	7.280742	-31.21%	0	2008
	10.553875	10.583406	0.28%	0	2007
	10.000000	10.553875	5.54%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.676836	7.045556	-39.66%	0	2008
	10.780751	11.676836	8.31%	0	2007
	10.000000	10.780751	7.81%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.735310	7.544986	-29.72%	0	2008
	10.728076	10.735310	0.07%	0	2007
	10.000000	10.728076	7.28%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.712413	5.554355	-48.15%	0	2008
	10.325615	10.712413	3.75%	0	2007
	10.000000	10.325615	3.26%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.953101	6.153625	-38.17%	0	2008
	10.798891	9.953101	-7.83%	0	2007
	10.000000	10.798891	7.99%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.624520	6.549658	-43.66%	428	2008
	10.518967	11.624520	10.51%	217	2007
	10.000000	10.518967	5.19%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.098330	6.949430	-37.38%	0	2008
	10.964890	11.098330	1.22%	706	2007
	10.000000	10.964890	9.65%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.565907	10.516533	-0.47%	0	2008
	10.220826	10.565907	3.38%	0	2007
	10.000000	10.220826	2.21%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.751862	9.485673	-11.78%	912	2008
	10.378444	10.751862	3.60%	810	2007
	10.000000	10.378444	3.78%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.306399	20.304342	-16.47%	23	2008
	23.224597	24.306399	4.66%	23	2007
	21.331723	23.224597	8.87%	23	2006
	19.341108	21.331723	10.29%	31	2005
	17.885882	19.341108	8.14%	81	2004
	14.237119	17.885882	25.63%	11,287	2003
	13.267178	14.237119	7.31%	90	2002
	12.265925	13.267178	8.16%	0	2001
	11.207054	12.265925	9.45%	0	2000
	10.000000	11.207054	12.07%	0	1999*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.667815	9.611928	-45.60%	0	2008
	15.694352	17.667815	12.57%	0	2007
	12.764781	15.694352	22.95%	0	2006
	11.696801	12.764781	9.13%	0	2005
	10.141613	11.696801	15.33%	0	2004
	8.100991	10.141613	25.19%	0	2003
	10.000000	8.100991	-18.99%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.032131	5.246801	-47.70%	0	2008
	8.324861	10.032131	20.51%	0	2007
	7.753632	8.324861	7.37%	0	2006
	6.712088	7.753632	15.52%	2,967	2005
	5.618247	6.712088	19.47%	1,043	2004
	4.033575	5.618247	39.29%	0	2003
	5.963710	4.033575	-32.36%	0	2002
	8.588260	5.963710	-30.56%	0	2001
	10.000000	8.588260	-14.12%	229	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.438986	16.741658	-38.99%	2,560	2008
	33.680183	27.438986	-18.53%	6,164	2007
	24.830839	33.680183	35.64%	11,533	2006
	21.590209	24.830839	15.01%	11,337	2005
	16.110938	21.590209	34.01%	12,079	2004
	11.924489	16.110938	35.11%	12,767	2003
	12.233204	11.924489	-2.52%	4,815	2002
	11.336655	12.233204	7.91%	194	2001
	10.920617	11.336655	3.81%	1,090	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.201220	10.458760	-65.37%	27	2008
	22.346891	30.201220	35.15%	27	2007
	16.299663	22.346891	37.10%	0	2006
	12.580370	16.299663	29.56%	0	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.903113	12.769075	-65.40%	316	2008
	27.296134	36.903113	35.20%	377	2007
	19.915683	27.296134	37.06%	0	2006
	15.355819	19.915683	29.69%	0	2005
	12.414897	15.355819	23.69%	0	2004
	8.194950	12.414897	51.49%	0	2003
	8.590347	8.194950	-4.60%	0	2002
	8.905697	8.590347	-3.54%	0	2001
	15.591319	8.905697	-42.88%	656	2000
	10.000000	15.591319	55.91%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.370850	17.142666	-47.04%	369	2008
	22.673126	32.370850	42.77%	0	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	836	2005
	10.000000	12.437953	24.38%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	41.485693	21.958264	-47.07%	0	2008
	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	0	2004
	9.178700	13.057130	42.25%	0	2003
	9.614735	9.178700	-4.54%	0	2002
	10.928549	9.614735	-12.02%	0	2001
	9.983781	10.928549	9.46%	0	2000
	10.000000	9.983781	-0.16%	0	1999*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.463535	8.218680	-38.96%	0	2008
	12.464193	13.463535	8.02%	0	2007
	11.158924	12.464193	11.70%	0	2006
	10.443650	11.158924	6.85%	0	2005
	9.692761	10.443650	7.75%	0	2004
	7.309233	9.692761	32.61%	0	2003
	9.717850	7.309233	-24.79%	0	2002
	9.860649	9.717850	-1.45%	0	2001
	10.000000	9.860649	-1.39%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.711362	7.480852	-41.15%	6,012	2008
	12.134131	12.711362	4.76%	6,455	2007
	11.004979	12.134131	10.26%	7,972	2006
	10.381815	11.004979	6.00%	7,864	2005
	8.938102	10.381815	16.15%	9,509	2004
	6.639915	8.938102	34.61%	10,079	2003
	9.235111	6.639915	-28.10%	7,462	2002
	9.762197	9.235111	5.40%	2,147	2001
	10.000000	9.762197	-2.60%	77	2000*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.085687	6.714233	-39.43%	0	2008
	11.046613	11.085687	0.35%	0	2007
	10.174793	11.046613	8.57%	0	2006
	9.840436	10.174793	3.40%	0	2005
	9.319903	9.840436	5.59%	0	2004
	8.156113	9.319903	14.27%	0	2003
	10.018982	8.156113	-18.59%	0	2002
	10.000000	10.018982	0.19%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.312751	5.815093	-52.77%	0	2008
	12.370978	12.312751	-0.47%	0	2007
	11.153673	12.370978	10.91%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.498840	7.058039	-43.53%	0	2008
	11.363965	12.498840	9.99%	0	2007
	10.885893	11.363965	4.39%	0	2006
	10.184891	10.885893	6.88%	0	2005
	9.727053	10.184891	4.71%	0	2004
	7.647595	9.727053	27.19%	0	2003
	10.295616	7.647595	-25.72%	0	2002
	10.000000	10.295616	2.96%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.771478	7.195334	-43.66%	0	2008
	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.647327	7.604552	-48.08%	90	2008
	13.493907	14.647327	8.55%	22	2007
	11.819189	13.493907	14.17%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.553858	9.297774	-31.40%	0	2008
	12.767365	13.553858	6.16%	0	2007
	11.140045	12.767365	14.61%	0	2006
	10.771427	11.140045	3.42%	0	2005
	10.066041	10.771427	7.01%	0	2004
	8.238528	10.066041	22.18%	0	2003
	9.938393	8.238528	-17.10%	0	2002
	10.000000	9.938393	-0.62%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.693634	8.196514	-29.91%	0	2008
	10.646930	11.693634	9.83%	0	2007
	10.000000	10.646930	6.47%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.794234	6.410653	-45.65%	0	2008
	12.716035	11.794234	-7.25%	0	2007
	10.000000	12.716035	27.16%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.692453	12.114333	-41.46%	0	2008
	18.369787	20.692453	12.64%	0	2007
	14.587008	18.369787	25.93%	0	2006
	12.595427	14.587008	15.81%	0	2005
	10.343257	12.595427	21.77%	0	2004
	8.160957	10.343257	26.74%	0	2003
	10.000000	8.160957	-18.39%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.558083	7.004203	-39.40%	0	2008
	10.178748	11.558083	13.55%	0	2007
	10.000000	10.178748	1.79%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.610701	9.849380	-36.91%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.127253	7.147456	-35.77%	2,099	2008
	11.339995	11.127253	-1.88%	8,398	2007
	9.862054	11.339995	14.99%	8,856	2006
	9.597814	9.862054	2.75%	9,248	2005
	8.649846	9.597814	10.96%	9,621	2004
	6.809455	8.649846	27.03%	10,268	2003
	8.600411	6.809455	-20.82%	1,795	2002
	9.557420	8.600411	-10.01%	895	2001
	10.887381	9.557420	-12.22%	2,743	2000
	10.000000	10.887381	8.87%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.849269	8.045538	-45.82%	22	2008
	12.809845	14.849269	15.92%	23	2007
	10.433011	12.809845	22.78%	24	2006
	9.380363	10.433011	11.22%	24	2005
	8.311801	9.380363	12.86%	66	2004
	6.797862	8.311801	22.27%	66	2003
	8.693698	6.797862	-21.81%	189	2002
	12.501416	8.693698	-30.46%	137	2001
	15.304624	12.501416	-18.32%	1,253	2000
	10.000000	15.304624	53.05%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.512678	9.488606	-45.82%	507	2008
	15.107442	17.512678	15.92%	616	2007
	12.304287	15.107442	22.78%	604	2006
	11.077877	12.304287	11.07%	737	2005
	9.802600	11.077877	13.01%	739	2004
	8.017119	9.802600	22.27%	725	2003
	10.000000	8.017119	-19.83%	380	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.571090	7.853122	-25.71%	1,296	2008
	11.019999	10.571090	-4.07%	207	2007
	10.000000	11.019999	10.20%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.988104	6.888800	-42.54%	1,138	2008
	10.088716	11.988104	18.83%	1,093	2007
	10.621109	10.088716	-5.01%	1,006	2006
	10.585962	10.621109	0.33%	933	2005
	9.740138	10.585962	8.68%	922	2004
	7.941242	9.740138	22.65%	1,025	2003
	10.000000	7.941242	-20.59%	946	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.404195	11.076166	-28.10%	11,686	2008
	16.537923	15.404195	-6.86%	12,883	2007
	14.192711	16.537923	16.52%	12,740	2006
	13.759467	14.192711	3.15%	15,650	2005
	12.255061	13.759467	12.28%	14,235	2004
	9.677116	12.255061	26.64%	12,840	2003
	11.278022	9.677116	-14.19%	10,741	2002
	10.180559	11.278022	10.78%	2,628	2001
	8.774191	10.180559	16.03%	126	2000
	10.000000	8.774191	-12.26%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.054036	6.585678	-49.55%	103	2008
	9.511502	13.054036	37.24%	26	2007
	10.000000	9.511502	-4.88%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.337083	10.956148	-3.36%	660	2008
	10.544885	11.337083	7.51%	0	2007
	10.569860	10.544885	-0.24%	0	2006
	10.597463	10.569860	-0.26%	0	2005
	10.199070	10.597463	3.91%	0	2004
	10.000000	10.199070	1.99%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	19.183239	9.082924	-52.65%	0	2008
	14.469891	19.183239	32.57%	0	2007
	14.269120	14.469891	1.41%	0	2006
	12.703112	14.269120	12.33%	0	2005
	11.037985	12.703112	15.09%	0	2004
	8.230449	11.037985	34.11%	0	2003
	10.179677	7.871584	-22.67%	0	2002
	10.000000	10.179677	1.80%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.498518	7.679231	-38.56%	0	2008
	13.522593	12.498518	-7.57%	0	2007
	11.353316	13.522593	19.11%	0	2006
	10.814092	11.353316	4.99%	0	2005
	9.730179	10.814092	11.14%	0	2004
	8.015233	9.730179	21.40%	0	2003
	10.157695	8.015233	-21.09%	0	2002
	10.000000	10.157695	1.58%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.729579	7.722098	-39.34%	0	2008
	12.701664	12.729579	0.22%	0	2007
	11.176264	12.701664	13.65%	0	2006
	10.659144	11.176264	4.85%	0	2005
	9.699247	10.659144	9.90%	0	2004
	7.871584	9.699247	23.22%	0	2003
	10.477041	8.230449	-21.44%	0	2002
	10.000000	10.477041	4.77%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.490552	8.390320	-42.10%	0	2008
	12.656992	14.490552	14.49%	0	2007
	10.862139	12.656992	16.52%	0	2006
	9.418184	10.862139	15.33%	0	2005
	8.358525	9.418184	12.68%	0	2004
	6.395305	8.358525	30.70%	0	2003
	8.131164	6.395305	-21.35%	0	2002
	10.654609	8.131164	-23.68%	0	2001
	14.640370	10.654609	-27.22%	0	2000
	10.000000	14.640370	46.40%	0	1999*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.311600	5.914445	-47.71%	0	2008
	11.994704	11.311600	-5.70%	0	2007
	10.789294	11.994704	11.17%	0	2006
	9.459306	10.789294	14.06%	0	2005
	8.163984	9.459306	15.87%	0	2004
	5.630199	8.163984	45.00%	0	2003
	8.707975	5.630199	-35.34%	0	2002
	12.427613	8.707975	-29.93%	0	2001
	15.611071	12.427613	-20.39%	0	2000
	10.000000	15.611071	56.11%	0	1999*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.495123	7.829808	-37.34%	0	2008
	12.502114	12.495123	-0.06%	0	2007
	10.666580	12.502114	17.21%	0	2006
	10.043607	10.666580	6.20%	0	2005
	9.185699	10.043607	9.34%	0	2004
	7.473332	9.185699	22.91%	0	2003
	9.896033	7.473332	-24.48%	0	2002
	9.984104	9.896033	-0.88%	0	2001
	9.334304	9.984104	6.96%	392	2000
	10.000000	9.334304	-6.66%	0	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.172865	9.614918	-32.16%	2,742	2008
	14.529282	14.172865	-2.45%	2,752	2007
	12.931332	14.529282	12.36%	2,912	2006
	12.279419	12.931332	5.31%	2,807	2005
	10.259199	12.279419	19.69%	2,854	2004
	7.582387	10.259199	35.30%	1,174	2003
	10.000000	7.582387	-24.18%	928	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.192611	5.275457	-35.61%	1,565	2008
	7.740926	8.192611	5.84%	821	2007
	7.218294	7.740926	7.24%	774	2006
	7.093745	7.218294	1.76%	781	2005
	6.801352	7.093745	4.30%	479	2004
	5.496597	6.801352	23.74%	370	2003
	7.877818	5.496597	-30.23%	177	2002
	10.362676	7.877818	-23.98%	1,922	2001
	11.860138	10.362676	-12.63%	6,742	2000
	10.000000	11.860138	18.60%	0	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.428608	6.437029	-38.28%	6,045	2008
	10.090526	10.428608	3.35%	2,278	2007
	8.896205	10.090526	13.43%	3,084	2006
	8.652843	8.896205	2.81%	2,984	2005
	7.964001	8.652843	8.65%	3,468	2004
	6.317855	7.964001	26.06%	3,009	2003
	8.287031	6.317855	-23.76%	3,653	2002
	9.610581	8.287031	-13.77%	1,951	2001
	10.786928	9.610581	-10.91%	10,423	2000
	10.000000	10.786928	7.87%	23	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.948671	7.574182	-30.82%	1,520	2008
	10.408105	10.948671	5.19%	1,487	2007
	9.099044	10.408105	14.39%	4,049	2006
	8.876728	9.099044	2.50%	4,078	2005
	8.605202	8.876728	3.16%	4,086	2004
	7.231846	8.605202	18.99%	7,435	2003
	8.842525	7.231846	-18.22%	4,447	2002
	9.930036	8.842525	-10.95%	56	2001
	10.177277	9.930036	-2.43%	3,597	2000
	10.000000	10.177277	1.77%	0	1999*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.061695	6.778749	-38.72%	0	2008
	12.666536	11.061695	-12.67%	0	2007
	12.429497	12.666536	1.91%	0	2006
	11.962700	12.429497	3.90%	0	2005
	10.941156	11.962700	9.34%	0	2004
	8.460372	10.941156	29.32%	0	2003
	10.652864	8.460372	-20.58%	0	2002
	10.000000	10.652864	6.53%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.475854	11.371635	-38.45%	0	2008
	18.065975	18.475854	2.27%	0	2007
	15.005301	18.065975	20.40%	0	2006
	13.655870	15.005301	9.88%	0	2005
	11.586207	13.655870	17.86%	0	2004
	8.652629	11.586207	33.90%	0	2003
	10.038830	8.652629	-13.81%	0	2002
	10.000000	10.038830	0.39%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.935165	9.672066	-2.65%	0	2008
	10.270833	9.935165	-3.27%	0	2007
	10.000000	10.270833	2.71%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.257135	12.069728	-8.96%	6,817	2008
	12.811703	13.257135	3.48%	3,840	2007
	12.525554	12.811703	2.28%	4,003	2006
	12.591152	12.525554	-0.52%	3,918	2005
	12.374004	12.591152	1.75%	4,533	2004
	12.041407	12.374004	2.76%	6,174	2003
	11.218050	12.041407	7.34%	4,573	2002
	10.577071	11.218050	6.06%	612	2001
	9.750926	10.577071	8.47%	565	2000
	10.000000	9.750926	-2.49%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.370316	9.224818	-43.65%	14,984	2008
	14.187919	16.370316	15.38%	14,314	2007
	12.946768	14.187919	9.59%	10,657	2006
	11.282485	12.946768	14.75%	11,102	2005
	9.961246	11.282485	13.26%	9,708	2004
	7.902955	9.961246	26.04%	7,909	2003
	8.885347	7.902955	-11.06%	5,646	2002
	10.325655	8.885347	-13.95%	2,552	2001
	11.270766	10.325655	-8.39%	4,962	2000
	10.000000	11.270766	12.71%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.364194	5.983448	-55.23%	4,271	2008
	9.345118	13.364194	43.01%	204	2007
	10.000000	9.345118	-6.55%	635	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.823164	7.214519	-43.74%	15,052	2008
	12.876979	12.823164	-0.42%	10,853	2007
	10.919664	12.876979	17.92%	9,261	2006
	10.513858	10.919664	3.86%	8,689	2005
	9.612401	10.513858	9.38%	8,585	2004
	7.516835	9.612401	27.88%	10,626	2003
	9.222382	7.516835	-18.49%	6,784	2002
	9.896058	9.222382	-6.81%	1,423	2001
	9.303685	9.896058	6.37%	3,377	2000
	10.000000	9.303685	-6.96%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.177043	8.223364	-26.43%	0	2008
	10.477185	11.177043	6.68%	0	2007
	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.355067	7.502903	-33.92%	0	2008
	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.484335	6.983293	-39.19%	109	2008
	10.517174	11.484335	9.20%	29	2007
	10.000000	10.517174	5.17%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.240175	4.077511	-55.87%	267	2008
	7.648109	9.240175	20.82%	267	2007
	7.395864	7.648109	3.41%	267	2006
	6.917967	7.395864	6.91%	313	2005
	6.580234	6.917967	5.13%	240	2004
	5.167863	6.580234	27.33%	164	2003
	6.739861	5.167863	-23.32%	164	2002
	8.022575	6.739861	-15.99%	29	2001
	9.863165	8.022575	-18.66%	237	2000
	10.000000	9.863165	-1.37%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.669839	5.528456	-48.19%	6,225	2008
	8.564968	10.669839	24.58%	4,433	2007
	8.171451	8.564968	4.82%	3,272	2006
	7.874090	8.171451	3.78%	3,213	2005
	7.765017	7.874090	1.40%	2,798	2004
	5.955034	7.765017	30.39%	2,588	2003
	8.688117	5.955034	-31.46%	1,796	2002
	10.755009	8.688117	-19.22%	894	2001
	12.313961	10.755009	-12.66%	9,885	2000
	10.000000	12.313961	23.14%	48	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.604171	7.067396	-26.41%	194	2008
	9.528048	9.604171	0.80%	301	2007
	8.726729	9.528048	9.18%	1,018	2006
	8.667545	8.726729	0.68%	1,039	2005
	8.062996	8.667545	7.50%	816	2004
	6.466604	8.062996	24.69%	529	2003
	6.355190	6.466604	1.75%	494	2002
	7.346312	6.355190	-13.49%	16	2001
	9.666051	7.346312	-24.00%	3,578	2000
	10.000000	9.666051	-3.34%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.766199	7.194785	-26.33%	707	2008
	10.000000	9.766199	-2.34%	632	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.865053	10.312555	-5.09%	1,780	2008
	10.618101	10.865053	2.33%	874	2007
	10.366426	10.618101	2.43%	1,121	2006
	10.340808	10.366426	0.25%	1,652	2005
	10.094375	10.340808	2.44%	0	2004
	10.000000	10.094375	0.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.139451	6.616903	-40.60%	2,630	2008
	9.823392	11.139451	13.40%	1,326	2007
	10.000000	9.823392	-1.77%	159	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.293567	8.430171	-44.88%	87	2008
	13.288820	15.293567	15.09%	88	2007
	11.472699	13.288820	15.83%	89	2006
	9.819415	11.472699	16.84%	102	2005
	8.810945	9.819415	11.45%	102	2004
	6.265330	8.810945	40.63%	102	2003
	8.009778	6.265330	-21.78%	102	2002
	10.361858	8.009778	-22.70%	65	2001
	13.050088	10.361858	-20.60%	657	2000
	10.000000	13.050088	30.50%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.807164	10.364556	-44.89%	812	2008
	16.339258	18.807164	15.10%	796	2007
	14.105906	16.339258	15.83%	895	2006
	12.077938	14.105906	16.79%	881	2005
	10.836673	12.077938	11.45%	948	2004
	7.703235	10.836673	40.68%	774	2003
	10.000000	7.703235	-22.97%	529	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.333778	7.351459	-52.06%	280	2008
	14.788293	15.333778	3.69%	224	2007
	12.959498	14.788293	14.11%	108	2006
	12.867635	12.959498	0.71%	94	2005
	11.495520	12.867635	11.94%	282	2004
	7.418650	11.495520	54.95%	161	2003
	10.000000	7.418650	-25.81%	45	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.290361	7.798968	-30.92%	2,576	2008
	11.082100	11.290361	1.88%	242	2007
	10.000000	11.082100	10.82%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.703244	6.382308	-34.23%	1,488	2008
	10.123035	9.703244	-4.15%	558	2007
	10.000000	10.123035	1.23%	524	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.437955	6.245187	-53.53%	1,461	2008
	10.633896	13.437955	26.37%	422	2007
	10.000000	10.633896	6.34%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.553065	10.301446	-41.31%	0	2008
	15.438929	17.553065	13.69%	0	2007
	12.918153	15.438929	19.51%	0	2006
	11.906848	12.918153	8.49%	0	2005
	10.199986	11.906848	16.73%	0	2004
	7.835995	10.199986	30.17%	0	2003
	10.000000	7.835995	-21.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.266862	7.180141	-41.47%	3,898	2008
	10.821415	12.266862	13.36%	2,970	2007
	10.000000	10.821415	8.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.354499	11.842171	4.29%	3,168	2008
	10.414712	11.354499	9.02%	380	2007
	10.000000	10.414712	4.15%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.048162	9.213885	-34.41%	878	2008
	13.964449	14.048162	0.60%	878	2007
	12.170188	13.964449	14.74%	878	2006
	11.347239	12.170188	7.25%	869	2005
	10.000000	11.347239	13.47%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.155504	6.100431	-45.31%	3,122	2008
	8.314866	11.155504	34.16%	5,366	2007
	7.759494	8.314866	7.16%	5,352	2006
	7.019832	7.759494	10.54%	5,894	2005
	6.059662	7.019832	15.85%	6,237	2004
	5.132236	6.059662	18.07%	6,797	2003
	6.216622	5.132236	-17.44%	2,006	2002
	8.099528	6.216622	-23.25%	1,373	2001
	10.000000	8.099528	-19.00%	24,046	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.550037	2.503305	-44.98%	186	2008
	3.807684	4.550037	19.50%	66	2007
	3.595815	3.807684	5.89%	66	2006
	3.282397	3.595815	9.55%	66	2005
	3.323741	3.282397	-1.24%	66	2004
	2.310691	3.323741	43.84%	66	2003
	3.983793	2.310691	-42.00%	66	2002
	6.472936	3.983793	-38.45%	66	2001
	10.000000	6.472936	-35.27%	12,722	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.012232	7.719604	-44.91%	283	2008
	11.720685	14.012232	19.55%	0	2007
	11.057037	11.720685	6.00%	0	2006
	10.113532	11.057037	9.33%	0	2005
	10.213590	10.113532	-0.98%	0	2004
	7.068798	10.213590	44.49%	0	2003
	10.000000	7.068798	-29.31%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.311109	10.838261	-37.39%	0	2008
	16.611477	17.311109	4.21%	0	2007
	15.270609	16.611477	8.78%	0	2006
	14.019804	15.270609	8.92%	0	2005
	12.154059	14.019804	15.35%	0	2004
	10.000000	12.154059	21.54%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.105099	7.554689	-53.09%	681	2008
	12.812019	16.105099	25.70%	149	2007
	8.897329	12.812019	44.00%	149	2006
	6.866639	8.897329	29.57%	318	2005
	5.891540	6.866639	16.55%	393	2004
	4.459429	5.891540	32.11%	393	2003
	6.116877	4.459429	-27.10%	1,684	2002
	8.136062	6.116877	-24.82%	409	2001
	10.000000	8.136062	-18.64%	17,844	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.908177	13.096566	-53.07%	716	2008
	22.192229	27.908177	25.76%	379	2007
	15.404413	22.192229	44.06%	637	2006
	11.881594	15.404413	29.65%	1,159	2005
	10.192274	11.881594	16.57%	1,166	2004
	7.713978	10.192274	32.13%	1,267	2003
	10.000000	7.713978	-22.86%	265	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.982427	9.895116	-33.96%	2,017	2008
	14.181624	14.982427	5.65%	148	2007
	11.983493	14.181624	18.34%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.709729	7.832031	-38.38%	3,057	2008
	12.053468	12.709729	5.44%	1,147	2007
	10.825642	12.053468	11.34%	1,291	2006
	10.170081	10.825642	6.45%	1,263	2005
	8.942267	10.170081	13.73%	1,319	2004
	6.910990	8.942267	29.39%	1,500	2003
	9.568605	6.910990	-27.77%	1,695	2002
	9.894278	9.568605	-3.29%	632	2001
	9.961920	9.894278	-0.68%	800	2000
	10.000000	9.961920	-0.38%	0	1999*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.462506	5.502918	-47.40%	0	2008
	10.323632	10.462506	1.35%	0	2007
	10.000000	10.323632	3.24%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.474373	8.605105	-44.39%	1,164	2008
	12.861922	15.474373	20.31%	56	2007
	11.419118	12.861922	12.63%	53	2006
	10.222972	11.419118	11.70%	260	2005
	8.950658	10.222972	14.21%	329	2004
	7.116796	8.950658	25.77%	126	2003
	10.256811	7.116796	-30.61%	91	2002
	13.862902	10.256811	-26.01%	80	2001
	15.253837	13.862902	-9.12%	6,275	2000
	10.000000	15.253837	52.54%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.195228	6.635874	-53.25%	1,224	2008
	13.222477	14.195228	7.36%	1,386	2007
	11.995773	13.222477	10.23%	1,223	2006
	10.347604	11.995773	15.93%	1,571	2005
	8.856640	10.347604	16.83%	676	2004
	6.676227	8.856640	32.66%	354	2003
	8.962622	6.676227	-25.51%	290	2002
	9.393576	8.962622	-4.59%	0	2001
	9.498133	9.393576	-1.10%	0	2000
	10.000000	9.498133	-5.02%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.266334	5.449085	-46.92%	0	2008
	10.145792	10.266334	1.19%	0	2007
	10.000000	10.145792	1.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.356657	8.804455	-14.99%	886	2008
	10.067167	10.356657	2.88%	886	2007
	9.837808	10.067167	2.33%	2,965	2006
	9.875108	9.837808	-0.38%	136	2005
	9.978359	9.875108	-1.03%	136	2004
	10.000000	9.978359	-0.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.926091	8.281138	-40.54%	0	2008
	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.870847	7.496405	-31.04%	6,964	2008
	10.430613	10.870847	4.22%	442	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.529215	9.318922	-11.49%	525	2008
	10.412741	10.529215	1.12%	938	2007
	10.000000	10.412741	4.13%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.029430	7.248531	-39.74%	0	2008
	10.712318	12.029430	12.30%	0	2007
	10.000000	10.712318	7.12%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.251384	6.163543	-45.22%	4,617	2008
	10.240314	11.251384	9.87%	2,314	2007
	10.000000	10.240314	2.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.972417	9.173240	-29.29%	696	2008
	12.809951	12.972417	1.27%	962	2007
	11.793567	12.809951	8.62%	1,084	2006
	11.729931	11.793567	0.54%	1,260	2005
	10.849470	11.729931	8.12%	1,350	2004
	9.035786	10.849470	20.07%	1,263	2003
	8.913897	9.035786	1.37%	421	2002
	8.710943	8.913897	2.33%	166	2001
	9.670105	8.710943	-9.92%	769	2000
	10.000000	9.670105	-3.30%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.458925	8.090783	-29.39%	328	2008
	11.311733	11.458925	1.30%	445	2007
	10.414642	11.311733	8.61%	991	2006
	10.000000	10.414642	4.15%	312	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.340229	13.413179	-58.52%	108	2008
	22.623937	32.340229	42.95%	108	2007
	16.850212	22.623937	34.26%	108	2006
	12.936008	16.850212	30.26%	108	2005
	10.909929	12.936008	18.57%	108	2004
	6.722291	10.909929	62.29%	108	2003
	8.075525	6.722291	-16.76%	108	2002
	8.674187	8.075525	-6.90%	0	2001
	10.000000	8.674187	-13.26%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.959778	14.890464	-58.59%	948	2008
	25.161330	35.959778	42.92%	238	2007
	18.750120	25.161330	34.19%	324	2006
	14.392651	18.750120	30.28%	380	2005
	12.137097	14.392651	18.58%	396	2004
	7.480416	12.137097	62.25%	348	2003
	10.000000	7.480416	-25.20%	270	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.514642	13.517137	-34.11%	917	2008
	17.353804	20.514642	18.21%	384	2007
	12.842879	17.353804	35.12%	279	2006
	12.281941	12.842879	4.57%	279	2005
	9.624596	12.281941	27.61%	126	2004
	7.893084	9.624596	21.94%	126	2003
	10.000000	7.893084	-21.07%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.970138	7.929776	-47.03%	0	2008
	11.990908	14.970138	24.85%	0	2007
	9.182859	11.990908	30.58%	0	2006
	7.181205	9.182859	27.87%	0	2005
	6.403842	7.181205	12.14%	0	2004
	4.808265	6.403842	33.18%	0	2003
	6.451733	4.808265	-25.47%	0	2002
	9.209373	6.451733	-29.94%	0	2001
	10.000000	9.209373	-7.91%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.073648	12.755954	-47.01%	1,268	2008
	19.282275	24.073648	24.85%	0	2007
	14.768312	19.282275	30.57%	0	2006
	11.552260	14.768312	27.84%	204	2005
	10.287431	11.552260	12.29%	0	2004
	7.740771	10.287431	32.90%	11	2003
	10.000000	7.740771	-22.59%	5	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.547996	7.951105	-45.35%	27	2008
	12.357069	14.547996	17.73%	27	2007
	9.995826	12.357069	23.62%	27	2006
	8.529122	9.995826	17.20%	27	2005
	7.509065	8.529122	13.58%	27	2004
	5.620023	7.509065	33.61%	27	2003
	7.670769	5.620023	-26.73%	129	2002
	9.622318	7.670769	-20.28%	14	2001
	11.174665	9.622318	-13.89%	1,250	2000
	10.000000	11.174665	11.75%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.190114	14.317833	-45.33%	0	2008
	22.238058	26.190114	17.77%	0	2007
	17.998693	22.238058	23.55%	0	2006
	15.357660	17.998693	17.20%	0	2005
	13.520940	15.357660	13.58%	0	2004
	10.000000	13.520940	35.21%	70	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.119697	-48.80%	0	2008*

	10.000000	6.103762	-38.96%	0
NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.103762	-38.96%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.154246	9.588242	-47.18%	497	2008
	18.698633	18.154246	-2.91%	497	2007
	15.822593	18.698633	18.18%	495	2006
	14.492771	15.822593	9.18%	493	2005
	12.184145	14.492771	18.95%	233	2004
	8.770871	12.184145	38.92%	226	2003
	10.000000	8.770871	-12.29%	2	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.574184	14.358898	5.78%	15,047	2008
	12.900827	13.574184	5.22%	9,939	2007
	12.711905	12.900827	1.49%	10,095	2006
	12.535180	12.711905	1.41%	13,999	2005
	12.361690	12.535180	1.40%	11,910	2004
	21.341436	12.361690	0.16%	13,663	2003
	11.323824	12.341436	8.99%	10,746	2002
	10.752417	11.323824	5.31%	2,703	2001
	9.728561	10.752417	10.52%	1,274	2000
	10.000000	9.728561	-2.71%	0	1999*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.126045	3.687157	-39.81%	386	2008
	5.218917	6.126045	17.38%	140	2007
	5.005591	5.218917	4.26%	140	2006
	4.785963	5.005591	4.59%	0	2005
	4.506128	4.785963	6.21%	0	2004
	3.456859	4.506128	30.35%	0	2003
	4.938830	3.456859	-30.01%	0	2002
	6.999319	4.938830	-29.44%	0	2001
	9.701077	6.999319	-27.85%	259	2000
	10.000000	9.701077	-2.99%	0	1999*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.262466	10.471514	-26.58%	268	2008
	12.828412	14.262466	11.18%	268	2007
	12.719228	12.828412	0.86%	268	2006
	11.945446	12.719228	6.48%	268	2005
	11.279637	11.945446	5.90%	113	2004
	8.398056	11.279637	34.31%	113	2003
	10.000000	8.398056	-16.02%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.777759	10.869146	-7.71%	663	2008
	11.382309	11.777759	3.47%	691	2007
	10.917407	11.382309	4.26%	0	2006
	10.761107	10.917407	1.45%	0	2005
	10.471187	10.761107	2.77%	0	2004
	9.881785	10.471187	5.96%	0	2003
	10.000000	9.881785	-1.18%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.650005	10.553393	-16.57%	7,350	2008
	12.170043	12.650005	3.94%	7,982	2007
	11.429780	12.170043	6.48%	8,694	2006
	11.139003	11.429780	2.61%	14,768	2005
	10.585351	11.139003	5.23%	13,897	2004
	9.480584	10.585351	11.65%	1,301	2003
	10.000000	9.480584	-5.19%	78	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.375677	10.088008	-24.58%	12,091	2008
	12.892538	13.375677	3.75%	26,550	2007
	11.789697	12.892538	9.35%	26,513	2006
	11.396138	11.789697	3.45%	17,472	2005
	10.594686	11.396138	7.56%	16,193	2004
	8.986775	10.594686	17.89%	13,030	2003
	10.000000	8.986775	-10.13%	1,951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.415677	9.712156	-32.63%	1,591	2008
	13.830716	14.415677	4.23%	9,991	2007
	12.295645	13.830716	12.48%	10,743	2006
	11.693395	12.295645	5.15%	9,649	2005
	10.623053	11.693395	10.08%	8,622	2004
	8.541750	10.623053	24.37%	7,753	2003
	10.000000	8.541750	-14.58%	6,174	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.033743	9.323591	-37.98%	1,722	2008
	14.449858	15.033743	4.04%	1,339	2007
	12.590217	14.449858	14.77%	1,339	2006
	11.878188	12.590217	5.99%	15,958	2005
	10.607956	11.878188	11.97%	15,409	2004
	8.191707	10.607956	29.50%	1,487	2003
	10.000000	8.191707	-18.08%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.670901	12.272830	-37.61%	3,267	2008
	18.625430	19.670901	5.61%	2,844	2007
	17.259099	18.625430	7.92%	3,366	2006
	15.677646	17.259099	10.09%	4,520	2005
	13.794761	15.677646	13.65%	4,018	2004
	10.432365	13.794761	32.23%	2,935	2003
	12.543420	10.432365	-16.83%	2,440	2002
	12.943788	12.543420	-3.09%	1,550	2001
	11.440076	12.943788	13.14%	2,608	2000
	10.000000	11.440076	14.40%	0	1999*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.190282	11.214533	0.22%	12,352	2008
	10.875311	11.190282	2.90%	9,329	2007
	10.594160	10.875311	2.65%	8,876	2006
	10.507467	10.594160	0.83%	9,448	2005
	10.613949	10.507467	-1.00%	6,615	2004
	10.741301	10.613949	-1.19%	28,630	2003
	10.807263	10.741301	-0.61%	26,085	2002
	10.623647	10.807263	1.73%	4,124	2001
	10.202456	10.623647	4.13%	11,223	2000
	10.000000	10.202456	2.02%	0	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.066225	-39.34%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.760856	11.467656	-47.30%	1,162	2008
	21.530815	21.760856	1.07%	1,149	2007
	17.861451	21.530815	20.54%	818	2006
	16.231410	17.861451	10.04%	120	2005
	13.744111	16.231410	18.10%	0	2004
	10.000000	13.744111	37.44%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.287665	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.203827	-37.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.283784	8.567481	-47.39%	211	2008
	15.110570	16.283784	7.76%	209	2007
	14.908742	15.110570	1.35%	418	2006
	14.044827	14.908742	6.15%	466	2005
	12.610421	14.044827	11.37%	480	2004
	9.564082	12.610421	31.85%	468	2003
	14.599711	9.564082	-34.49%	413	2002
	16.676873	14.599711	-12.46%	138	2001
	20.256891	16.676873	-17.67%	1,192	2000
	10.000000	20.256891	102.57%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.750368	14.491008	-33.38%	2,366	2008
	23.791636	21.750368	-8.58%	2,572	2007
	20.654581	23.791636	15.19%	3,440	2006
	20.405024	20.654581	1.22%	3,634	2005
	17.714566	20.405024	15.19%	3,816	2004
	11.500284	17.714566	54.04%	4,144	2003
	16.079016	11.500284	-28.48%	2,419	2002
	12.765722	16.079016	25.95%	1,113	2001
	11.689250	12.765722	9.21%	832	2000
	10.000000	11.689250	16.89%	0	1999*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.114229	13.422488	-39.30%	4,143	2008
	22.051693	22.114229	0.28%	3,285	2007
	20.042046	22.051693	10.03%	3,505	2006
	18.170195	20.042046	10.30%	3,458	2005
	15.545919	18.170195	16.88%	3,021	2004
	11.226240	15.545919	38.48%	2,342	2003
	13.828616	11.226240	-18.82%	1,083	2002
	15.095906	13.828616	-8.39%	79	2001
	14.115240	15.095906	6.95%	2,183	2000
	10.000000	14.115240	41.15%	0	1999*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.512748	10.975002	-18.78%	3,342	2008
	13.153432	13.512748	2.73%	3,287	2007
	12.775749	13.153432	2.96%	3,310	2006
	12.731721	12.775749	0.35%	4,125	2005
	12.169900	12.731721	4.62%	2,289	2004
	11.053628	12.169900	10.10%	1,846	2003
	10.499466	11.053628	5.28%	788	2002
	10.263086	10.499466	2.30%	177	2001
	9.890927	10.263086	3.76%	3,692	2000
	10.000000	9.890927	-1.09%	0	1999*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.224821	6.441991	-42.61%	3,348	2008
	10.567157	11.224821	6.22%	2,674	2007
	9.469764	10.567157	11.59%	3,051	2006
	8.974942	9.469764	5.51%	3,005	2005
	8.327394	8.974942	7.78%	2,928	2004
	6.650221	8.327394	25.22%	2,560	2003
	8.194278	6.650221	-18.84%	1,977	2002
	9.464087	8.194278	-13.42%	295	2001
	9.845340	9.464087	-3.87%	3,653	2000
	10.000000	9.845340	-1.55%	30	1999*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.680634	8.691228	-50.84%	0	2008
	16.140958	17.680634	9.54%	0	2007
	14.153872	16.140958	14.04%	266	2006
	13.066637	14.153872	8.32%	0	2005
	11.203080	13.066637	16.63%	0	2004
	9.083390	11.203080	23.34%	0	2003
	10.000000	9.083390	-9.17%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.823638	-1.76%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.717948	1.877586	-49.50%	70	2008
	3.152921	3.717948	17.92%	70	2007
	2.887996	3.152921	9.17%	70	2006
	2.956056	2.887996	-2.30%	70	2005
	2.885777	2.956056	2.44%	70	2004
	1.893021	2.885777	52.44%	70	2003
	3.369237	1.893021	-43.81%	70	2002
	5.991195	3.369237	-43.76%	70	2001
	10.000000	5.991195	-40.09%	190	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.941213	7.038234	-49.51%	354	2008
	11.813478	13.941213	18.01%	354	2007
	10.829282	11.813478	9.09%	355	2006
	11.084074	10.829282	-2.30%	311	2005
	10.824125	11.084074	2.40%	127	2004
	7.102429	10.824125	52.40%	127	2003
	10.000000	7.102429	-28.98%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.944837	9.197384	-42.32%	0	2008
	13.263395	15.944837	20.22%	0	2007
	13.544849	13.263395	-2.08%	28	2006
	12.315703	13.544849	9.98%	28	2005
	11.153278	12.315703	10.42%	620	2004
	7.452579	11.153278	49.66%	443	2003
	10.000000	7.452579	-25.47%	264	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.989081	6.180472	-38.13%	2,286	2008
	10.403832	9.989081	-3.99%	1,043	2007
	9.140181	10.403832	13.83%	1,043	2006
	8.928052	9.140181	2.38%	1,043	2005
	7.737628	8.928052	15.38%	825	2004
	5.994918	7.737628	29.07%	800	2003
	8.155563	5.994918	-26.49%	263	2002
	9.455077	8.155563	-13.74%	293	2001
	10.771674	9.455077	-12.22%	486	2000
	10.000000	10.771674	7.72%	0	1999*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.578250	-44.22%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.755450	6.823958	-46.50%	4,306	2008
	11.380298	12.755450	12.08%	3,746	2007
	10.735078	11.380298	6.01%	3,942	2006
	10.400965	10.735078	3.21%	5,772	2005
	9.904568	10.400965	5.01%	6,148	2004
	7.702487	9.904568	28.59%	11,427	2003
	10.724385	7.702487	-28.18%	8,044	2002
	12.493669	10.724385	-14.16%	2,397	2001
	12.750840	12.493669	-2.02%	4,823	2000
	10.000000	12.750840	27.51%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.491279	13.208510	-41.27%	2,756	2008
	21.540637	22.491279	4.41%	2,284	2007
	18.637621	21.540637	15.58%	1,428	2006
	16.598363	18.637621	12.29%	2,554	2005
	14.180467	16.598363	17.05%	2,579	2004
	10.000000	14.180467	41.80%	2,344	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.941855	8.188452	-41.27%	1,545	2008
	13.354899	13.941855	4.40%	1,763	2007
	11.554717	13.354899	15.58%	3,271	2006
	10.293133	11.554717	12.26%	4,065	2005
	8.796101	10.293133	17.02%	4,336	2004
	6.262817	8.796101	40.45%	8,752	2003
	8.190803	6.262817	-23.54%	7,343	2002
	9.483571	8.190803	-13.63%	2,645	2001
	10.000000	9.483571	-5.16%	648	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.544396	1.978316	-79.27%	750	2008
	10.000000	9.544396	-4.56%	281	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.280841	2.153085	-79.06%	0	2008
	10.480981	10.280841	-1.91%	0	2007
	10.000000	10.480981	4.81%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.950812	6.616510	-39.58%	8,143	2008
	10.680162	10.950812	2.53%	6,921	2007
	9.454762	10.680162	12.96%	6,972	2006
	9.084631	9.454762	4.07%	7,061	2005
	8.451640	9.084631	7.49%	7,654	2004
	6.791724	8.451640	24.44%	11,381	2003
	8.517435	6.791724	-20.26%	8,339	2002
	9.655553	8.517435	-11.79%	534	2001
	10.777319	9.655553	-10.41%	10,000	2000
	10.000000	10.777319	7.77%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.674984	5.906497	-38.95%	0	2008
	9.973994	9.674984	-3.00%	0	2007
	10.000000	9.973994	-0.26%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.316465	5.659790	-49.99%	1,756	2008
	10.838690	11.316465	4.41%	1,560	2007
	10.720007	10.838690	1.11%	1,722	2006
	9.717936	10.720007	10.31%	1,871	2005
	8.262040	9.717936	17.62%	3,214	2004
	6.699002	8.262040	23.33%	3,344	2003
	9.447560	6.699002	-29.09%	3,203	2002
	13.999397	9.447560	-32.51%	1,197	2001
	16.059802	13.999397	-12.83%	10,286	2000
	10.000000	16.059802	60.60%	0	1999*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.975751	10.021075	-8.70%	0	2008
	10.102543	10.975751	8.64%	0	2007
	10.000000	10.102543	1.03%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.049753	11.366143	2.86%	0	2008
	10.348633	11.049753	6.78%	0	2007
	10.000000	10.348633	3.49%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.202740	6.240627	-44.29%	0	2008
	10.972788	11.202740	2.10%	0	2007
	10.000000	10.972788	9.73%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.379923	7.490245	-39.50%	0	2008
	11.579240	12.379923	6.91%	0	2007
	10.000000	11.579240	15.79%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.054036	5.337520	-41.05%	0	2008
	10.294666	9.054036	-12.05%	0	2007
	10.000000	10.294666	2.95%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.435451	8.175042	-28.51%	0	2008
	10.983055	11.435451	4.12%	0	2007
	10.000000	10.983055	9.83%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.473043	6.936971	-39.54%	0	2008
	11.364523	11.473043	0.95%	0	2007
	10.000000	11.364523	13.65%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.575008	7.271256	-31.24%	0	2008
	10.550892	10.575008	0.23%	0	2007
	10.000000	10.550892	5.51%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.667543	7.036352	-39.69%	0	2008
	10.777697	11.667543	8.26%	0	2007
	10.000000	10.777697	7.78%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.726764	7.535134	-29.75%	0	2008
	10.725035	10.726764	0.02%	0	2007
	10.000000	10.725035	7.25%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.703912	5.547115	-48.18%	0	2008
	10.322697	10.703912	3.69%	0	2007
	10.000000	10.322697	3.23%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.945198	6.145592	-38.21%	0	2008
	10.795843	9.945198	-7.88%	0	2007
	10.000000	10.795843	7.96%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.614654	6.540762	-43.69%	0	2008
	10.515412	11.614654	10.45%	0	2007
	10.000000	10.515412	5.15%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.088911	6.939991	-37.42%	992	2008
	10.961185	11.088911	1.17%	199	2007
	10.000000	10.961185	9.61%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.556897	10.502216	-0.52%	0	2008
	10.217336	10.556897	3.32%	0	2007
	10.000000	10.217336	2.17%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.742730	9.472787	-11.82%	0	2008
	10.374930	10.742730	3.55%	0	2007
	10.000000	10.374930	3.75%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.199486	20.204745	-16.51%	69	2008
	23.134279	24.199486	4.60%	69	2007
	21.259551	23.134279	8.82%	69	2006
	19.285453	21.259551	10.24%	69	2005
	17.843487	19.285453	8.08%	126	2004
	14.210605	17.843487	25.56%	132	2003
	13.249217	14.210605	7.26%	5	2002
	12.255588	13.249217	8.11%	0	2001
	11.203280	12.255588	9.39%	34	2000
	10.000000	11.203280	12.03%	0	1999*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.616955	9.579366	-45.62%	0	2008
	15.657178	17.616955	12.52%	0	2007
	12.741006	15.657178	22.89%	0	2006
	11.680936	12.741006	9.08%	0	2005
	10.132996	11.680936	15.28%	0	2004
	8.098223	10.132996	25.13%	0	2003
	10.000000	8.098223	-19.02%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.993057	5.223696	-47.73%	316	2008
	8.296688	9.993057	20.45%	289	2007
	7.731320	8.296688	7.31%	766	2006
	6.696160	7.731320	15.46%	232	2005
	5.607767	6.696160	19.41%	498	2004
	4.028092	5.607767	39.22%	478	2003
	5.958642	4.028092	-32.40%	268	2002
	8.585371	5.958642	-30.60%	0	2001
	10.000000	8.585371	-14.15%	80	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.318266	16.659471	-39.02%	1,638	2008
	33.549179	27.318266	-18.57%	1,748	2007
	24.746797	33.549179	35.57%	1,897	2006
	21.528056	24.746797	14.95%	1,898	2005
	16.072738	21.528056	33.94%	1,806	2004
	11.902270	16.072738	35.04%	2,408	2003
	12.216634	11.902270	-2.57%	1,123	2002
	11.327088	12.216634	7.85%	96	2001
	10.912907	11.327088	3.80%	391	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.740680	12.706367	-65.42%	52	2008
	27.189894	36.740680	35.13%	52	2007
	19.848229	27.189894	36.99%	52	2006
	15.311576	19.848229	29.63%	52	2005
	12.385431	15.311576	23.63%	69	2004
	8.179648	12.385431	51.42%	71	2003
	8.578684	8.179648	-4.65%	64	2002
	8.898173	8.578684	-3.59%	0	2001
	15.586071	8.898173	-42.91%	613	2000
	10.000000	15.586071	55.86%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.145047	10.433966	-65.39%	25	2008
	22.316740	30.145047	35.08%	97	2007
	16.285932	22.316740	37.03%	23	2006
	12.576135	16.285932	29.50%	22	2005
	10.000000	12.576135	25.76%	2	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.310630	17.102035	-47.07%	444	2008
	22.642532	32.310630	42.70%	72	2007
	18.513628	22.642532	22.30%	0	2006
	12.433770	18.513628	48.90%	0	2005
	10.000000	12.433770	24.34%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	41.303184	21.850504	-47.10%	11	2008
	28.938622	41.303184	42.73%	11	2007
	23.670159	28.938622	22.26%	11	2006
	15.891131	23.670159	48.95%	11	2005
	13.026159	15.891131	21.99%	11	2004
	9.161589	13.026159	42.18%	11	2003
	9.601688	9.161589	-4.58%	11	2002
	10.919321	9.601688	-12.07%	11	2001
	9.980406	10.919321	9.41%	0	2000
	10.000000	9.980406	-0.20%	0	1999*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.411082	8.182483	-38.99%	0	2008
	12.421990	13.411082	7.96%	0	2007
	11.126782	12.421990	11.64%	0	2006
	10.418855	11.126782	6.79%	0	2005
	9.674671	10.418855	7.69%	0	2004
	7.299299	9.674671	32.54%	0	2003
	9.709589	7.299299	-24.82%	0	2002
	9.857327	9.709589	-1.50%	0	2001
	10.000000	9.857327	-1.43%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.661849	7.447907	-41.18%	4,139	2008
	12.093047	12.661849	4.70%	4,315	2007
	10.973280	12.093047	10.20%	4,796	2006
	10.357160	10.973280	5.95%	5,170	2005
	8.921417	10.357160	16.09%	5,547	2004
	6.630895	8.921417	34.54%	5,638	2003
	9.227273	6.630895	-28.14%	3,810	2002
	9.758910	9.227273	-5.45%	433	2001
	10.000000	9.758910	-2.63%	28	2000*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.051191	6.689920	-39.46%	0	2008
	11.017879	11.051191	0.30%	0	2007
	10.153486	11.017879	8.51%	0	2006
	9.824802	10.153486	3.35%	0	2005
	9.309837	9.824802	5.53%	0	2004
	8.151448	9.309837	14.21%	0	2003
	10.018352	8.151448	-18.63%	0	2002
	10.000000	10.018352	0.18%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.277275	5.795369	-52.80%	0	2008
	12.341654	12.277275	-0.52%	0	2007
	11.132898	12.341654	10.86%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.459934	7.032480	-43.56%	0	2008
	11.334382	12.459934	9.93%	0	2007
	10.863079	11.334382	4.34%	0	2006
	10.168701	10.863079	6.83%	0	2005
	9.716536	10.168701	4.65%	0	2004
	7.643214	9.716536	27.13%	0	2003
	10.294969	7.643214	-25.76%	0	2002
	10.000000	10.294969	2.95%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.734684	7.170938	-43.69%	0	2008
	11.613431	12.734684	9.65%	0	2007
	11.155908	11.613431	4.10%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.620029	7.586506	-48.11%	0	2008
	13.475663	14.620029	8.49%	0	2007
	11.809212	13.475663	14.11%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.511680	9.264115	-31.44%	0	2008
	12.734158	13.511680	6.11%	0	2007
	11.116700	12.734158	14.55%	0	2006
	10.754323	11.116700	3.37%	0	2005
	10.055171	10.754323	6.95%	0	2004
	8.233811	10.055171	22.12%	0	2003
	9.937767	8.233811	-17.15%	0	2002
	10.000000	9.937767	-0.62%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.684331	8.185807	-29.94%	0	2008
	10.643909	11.684331	9.77%	0	2007
	10.000000	10.643909	6.44%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.784860	6.402280	-45.67%	0	2008
	12.712438	11.784860	-7.30%	0	2007
	10.000000	12.712438	27.12%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.632839	12.073277	-41.49%	0	2008
	18.326243	20.632839	12.59%	0	2007
	14.559822	18.326243	25.87%	0	2006
	12.578333	14.559822	15.75%	0	2005
	10.334474	12.578333	21.71%	0	2004
	8.158176	10.334474	26.68%	0	2003
	10.000000	8.158176	-18.42%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.548290	6.994695	-39.43%	0	2008
	10.175319	11.548290	13.49%	0	2007
	10.000000	10.175319	1.75%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.565714	9.815977	-36.94%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.078262	7.112360	-35.80%	6,127	2008
	11.295856	11.078262	-1.93%	4,174	2007
	9.828663	11.295856	14.93%	4,026	2006
	9.570180	9.828663	2.70%	3,709	2005
	8.629328	9.570180	10.90%	3,879	2004
	6.796758	8.629328	26.96%	4,928	2003
	8.588758	6.796758	-20.86%	1,310	2002
	9.549358	8.588758	-10.06%	166	2001
	10.883705	9.549358	-12.26%	34,528	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.783880	8.006018	-45.85%	77	2008
	12.759965	14.783880	15.86%	77	2007
	10.397659	12.759965	22.72%	109	2006
	9.353332	10.397659	11.17%	109	2005
	8.292070	9.353332	12.80%	109	2004
	6.785174	8.292070	22.21%	109	2003
	8.681907	6.785174	-21.85%	114	2002
	12.490877	8.681907	-30.49%	42	2001
	15.299484	12.490877	-18.36%	26,521	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.462188	9.456423	-45.85%	1,397	2008
	15.071601	17.462188	15.86%	1,470	2007
	12.281338	15.071601	22.72%	1,272	2006
	11.062834	12.281338	11.01%	1,246	2005
	9.794272	11.062834	12.95%	1,118	2004
	8.014381	9.794272	22.21%	1,121	2003
	10.000000	8.014381	-19.86%	164	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.562111	7.842445	-25.75%	4,017	2008
	11.016278	10.562111	-4.12%	0	2007
	10.000000	11.016278	10.16%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.953545	6.865441	-42.57%	0	2008
	10.064776	11.953545	18.77%	0	2007
	10.601304	10.064776	-5.06%	0	2006
	10.571596	10.601304	0.28%	0	2005
	9.731864	10.571596	8.63%	0	2004
	7.938536	9.731864	22.59%	0	2003
	10.000000	7.938536	-20.61%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.336408	11.021790	-28.13%	11,987	2008
	16.473582	15.336408	-6.90%	7,819	2007
	14.144675	16.473582	16.46%	8,075	2006
	13.719851	14.144675	3.10%	7,176	2005
	12.225996	13.719851	12.22%	6,434	2004
	9.659067	12.225996	26.58%	3,648	2003
	11.262728	9.659067	-14.24%	2,441	2002
	10.171958	11.262728	10.72%	565	2001
	8.771225	10.171958	15.97%	21,574	2000*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.042933	6.576725	-49.58%	259	2008
	9.508280	13.042933	37.17%	259	2007
	10.000000	9.508280	-4.92%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.310137	10.924545	-3.41%	3,642	2008
	10.525212	11.310137	7.46%	3,245	2007
	10.555501	10.525212	-0.29%	363	2006
	10.588445	10.555501	-0.31%	363	2005
	10.195584	10.588445	3.85%	0	2004
	10.000000	10.195584	1.96%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.689932	7.694123	-39.37%	0	2008
	12.668585	12.689932	0.17%	0	2007
	11.152827	12.668585	13.59%	0	2006
	10.642190	11.152827	4.80%	0	2005
	9.688754	10.642190	9.84%	0	2004
	7.867077	9.688754	23.16%	0	2003
	10.179036	7.867077	-22.71%	0	2002
	10.000000	10.179036	1.79%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.459581	7.651386	-38.59%	0	2008
	13.487381	12.459581	-7.62%	0	2007
	11.329505	13.487381	19.05%	0	2006
	10.796889	11.329505	4.93%	0	2005
	9.719642	10.796889	11.08%	0	2004
	8.010634	9.719642	21.33%	0	2003
	10.157052	8.010634	-21.13%	0	2002
	10.000000	10.157052	1.57%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.123530	9.050029	-52.68%	0	2008
	14.432239	19.123530	32.51%	0	2007
	14.239222	14.432239	1.36%	0	2006
	12.682930	14.239222	12.27%	0	2005
	11.026051	12.682930	15.03%	0	2004
	8.225731	11.026051	34.04%	0	2003
	10.476383	8.225731	-21.48%	0	2002
	10.000000	10.476383	4.76%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.426725	8.349098	-42.13%	0	2008
	12.607704	14.426725	14.43%	0	2007
	10.825336	12.607704	16.46%	0	2006
	9.391049	10.825336	15.27%	0	2005
	8.338678	9.391049	12.62%	0	2004
	6.383368	8.338678	30.63%	0	2003
	8.120126	6.383368	-21.39%	0	2002
	10.645617	8.120126	-23.72%	0	2001
	14.635449	10.645617	-27.26%	0	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.261779	5.885384	-47.74%	0	2008
	11.947989	11.261779	-5.74%	0	2007
	10.752741	11.947989	11.12%	0	2006
	9.432038	10.752741	14.00%	0	2005
	8.144608	9.432038	15.81%	0	2004
	5.619687	8.144608	44.93%	0	2003
	8.696154	5.619687	-35.38%	0	2002
	12.417121	8.696154	-29.97%	0	2001
	15.605804	12.417121	-20.43%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.440132	7.791367	-37.37%	39	2008
	12.453469	12.440132	-0.11%	39	2007
	10.630476	12.453469	17.15%	0	2006
	10.014694	10.630476	6.15%	0	2005
	9.163924	10.014694	9.28%	0	2004
	7.459404	9.163924	22.85%	0	2003
	9.882625	7.459404	-24.52%	0	2002
	9.975679	9.882625	-0.93%	0	2001
	9.331154	9.975679	6.91%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.132023	9.582316	-32.19%	2,619	2008
	14.494829	14.132023	-2.50%	2,450	2007
	12.907223	14.494829	12.30%	2,553	2006
	12.262762	12.907223	5.26%	2,421	2005
	10.250496	12.262762	19.63%	2,248	2004
	7.579801	10.250496	35.23%	1,638	2003
	10.000000	7.579801	-24.20%	585	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.156561	5.249563	-35.64%	29	2008
	7.710805	8.156561	5.78%	29	2007
	7.193852	7.710805	7.19%	0	2006
	7.073307	7.193852	1.70%	0	2005
	6.785209	7.073307	4.25%	0	2004
	5.486341	6.785209	23.67%	0	2003
	7.867141	5.486341	-30.26%	95	2002
	10.353934	7.867141	-24.02%	0	2001
	11.856134	10.353934	-12.67%	62,594	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.382725	6.405432	-38.31%	12,550	2008
	10.051278	10.382725	3.30%	12,627	2007
	8.866104	10.051278	13.37%	12,629	2006
	8.627936	8.866104	2.76%	10,932	2005
	7.945117	8.627936	8.59%	14,280	2004
	6.306075	7.945117	25.99%	10,668	2003
	8.275796	6.306075	-23.80%	6,296	2002
	9.602483	8.275796	-13.82%	1,063	2001
	10.783286	9.602483	-10.95%	94,298	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.900493	7.537015	-30.86%	694	2008
	10.367598	10.900493	5.14%	432	2007
	9.068240	10.367598	14.33%	526	2006
	8.851164	9.068240	2.45%	577	2005
	8.584782	8.851164	3.10%	464	2004
	7.218359	8.584782	18.93%	507	2003
	8.830538	7.218359	-18.26%	234	2002
	9.921665	8.830538	-11.00%	1,742	2001
	10.173850	9.921665	-2.48%	4,404	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.027244	6.754185	-38.75%	0	2008
	12.633566	11.027244	-12.71%	0	2007
	12.403446	12.633566	1.86%	0	2006
	11.943679	12.403446	3.85%	0	2005
	10.929322	11.943679	9.28%	0	2004
	8.455521	10.929322	29.26%	0	2003
	10.652198	8.455521	-20.62%	0	2002
	10.000000	10.652198	6.52%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.418331	11.330451	-38.48%	0	2008
	18.018959	18.418331	2.22%	0	2007
	14.973845	18.018959	20.34%	0	2006
	13.634166	14.973845	9.83%	0	2005
	11.573682	13.634166	17.80%	0	2004
	8.647677	11.573682	33.84%	0	2003
	10.038201	8.647677	-13.85%	0	2002
	10.000000	10.038201	0.38%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.926747	9.658951	-2.70%	0	2008
	10.267365	9.926747	-3.32%	0	2007
	10.000000	10.267365	2.67%	62	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.198743	12.010447	-9.00%	10,608	2008
	12.761809	13.198743	3.42%	11,540	2007
	12.483117	12.761809	2.23%	12,292	2006
	12.554867	12.483117	-0.57%	10,915	2005
	12.344640	12.554867	1.70%	9,356	2004
	12.018959	12.344640	2.71%	7,583	2003
	11.202838	12.018959	7.28%	3,776	2002
	10.568127	11.202838	6.01%	435	2001
	9.747622	10.568127	8.42%	8,311	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.298239	9.179512	-43.68%	19,049	2008
	14.132679	16.298239	15.32%	11,668	2007
	12.902914	14.132679	9.53%	13,216	2006
	11.249973	12.902914	14.69%	12,165	2005
	9.937601	11.249973	13.21%	17,802	2004
	7.888206	9.937601	25.98%	16,064	2003
	8.873298	7.888206	-11.10%	3,996	2002
	10.316947	8.873298	-13.99%	303	2001
	11.266962	10.316947	-8.43%	84,405	2000*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.352825	5.975291	-55.25%	424	2008
	9.341954	13.352825	42.93%	422	2007
	10.000000	9.341954	-6.58%	393	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.766716	7.179087	-43.77%	15,005	2008
	12.826841	12.766716	-0.47%	13,483	2007
	10.882666	12.826841	17.86%	13,265	2006
	10.483561	10.882666	3.81%	12,712	2005
	9.589583	10.483561	9.32%	21,957	2004
	7.502801	9.589583	27.81%	20,904	2003
	9.209865	7.502801	-18.54%	3,632	2002
	9.887701	9.209865	-6.86%	0	2001
	9.300541	9.887701	6.31%	51,011	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.167536	8.212187	-26.46%	94	2008
	10.473636	11.167536	6.63%	0	2007
	10.000000	10.473636	4.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.345419	7.492699	-33.96%	0	2008
	10.493549	11.345419	8.12%	0	2007
	10.000000	10.493549	4.94%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.474582	6.973800	-39.22%	0	2008
	10.513625	11.474582	9.14%	0	2007
	10.000000	10.513625	5.14%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.199471	4.057481	-55.89%	51	2008
	7.618322	9.199471	20.75%	51	2007
	7.370812	7.618322	3.36%	0	2006
	6.898042	7.370812	6.85%	0	2005
	6.564618	6.898042	5.08%	819	2004
	5.158219	6.564618	27.27%	819	2003
	6.730718	5.158219	-23.36%	428	2002
	8.015802	6.730718	-16.03%	0	2001
	9.859832	8.015802	-18.70%	15,755	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.622879	5.501308	-48.21%	11,654	2008
	8.531643	10.622879	24.51%	10,311	2007
	8.143786	8.531643	4.76%	8,582	2006
	7.851401	8.143786	3.72%	6,883	2005
	7.746584	7.851401	1.35%	5,494	2004
	5.943919	7.746584	30.33%	4,777	2003
	8.676331	5.943919	-31.49%	1,889	2002
	10.745932	8.676331	-19.26%	1,946	2001
	12.309803	10.745932	-12.70%	101,068	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.561872	7.032682	-26.45%	2,197	2008
	9.490940	9.561872	0.75%	2,593	2007
	8.697158	9.490940	9.13%	3,105	2006
	8.642570	8.697158	0.63%	2,984	2005
	8.043859	8.642570	7.44%	1,815	2004
	6.454537	8.043859	24.62%	2,163	2003
	6.346563	6.454537	1.70%	620	2002
	7.340109	6.346563	-13.54%	0	2001
	9.662795	7.340109	-24.04%	17,319	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.762868	7.188666	-26.37%	1,915	2008
	10.000000	9.762868	-2.37%	239	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.839265	10.282839	-5.13%	671	2008
	10.598317	10.839265	2.27%	888	2007
	10.352376	10.598317	2.38%	1,752	2006
	10.332038	10.352376	0.20%	1,729	2005
	10.090942	10.332038	2.39%	0	2004
	10.000000	10.090942	0.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.129989	6.607911	-40.63%	5,991	2008
	9.820078	11.129989	13.34%	1,214	2007
	10.000000	9.820078	-1.80%	318	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.226259	8.388788	-44.91%	37	2008
	13.237106	15.226259	15.03%	37	2007
	11.433861	13.237106	15.77%	47	2006
	9.791143	11.433861	16.78%	47	2005
	8.790049	9.791143	11.39%	47	2004
	6.253645	8.790049	40.56%	47	2003
	7.998921	6.253645	-21.82%	47	2002
	10.353122	7.998921	-22.74%	49	2001
	13.045702	10.353122	-20.64%	9,281	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.752944	10.329405	-44.92%	4,533	2008
	16.300494	18.752944	15.05%	2,438	2007
	14.079590	16.300494	15.77%	2,411	2006
	12.061524	14.079590	16.73%	2,498	2005
	10.827465	12.061524	11.40%	1,904	2004
	7.700598	10.827465	40.61%	1,465	2003
	10.000000	7.700598	-22.99%	360	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.289625	7.326550	-52.08%	1,291	2008
	14.753265	15.289625	3.64%	836	2007
	12.935368	14.753265	14.05%	1,052	2006
	12.850199	12.935368	0.66%	1,007	2005
	11.485789	12.850199	11.88%	1,256	2004
	7.416124	11.485789	54.88%	560	2003
	10.000000	7.416124	-25.84%	709	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.280782	7.788371	-30.96%	197	2008
	11.078363	11.280782	1.83%	197	2007
	10.000000	11.078363	10.78%	197	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.695006	6.373639	-34.26%	4,775	2008
	10.119630	9.695006	-4.20%	472	2007
	10.000000	10.119630	1.20%	267	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.426545	6.236698	-53.55%	499	2008
	10.630304	13.426545	26.30%	314	2007
	10.000000	10.630304	6.30%	382	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.502483	10.266522	-41.34%	0	2008
	15.402305	17.502483	13.64%	0	2007
	12.894056	15.402305	19.45%	0	2006
	11.890682	12.894056	8.44%	0	2005
	10.191325	11.890682	16.67%	0	2004
	7.833317	10.191325	30.10%	0	2003
	10.000000	7.833317	-21.67%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.256440	7.170387	-41.50%	0	2008
	10.817756	12.256440	13.30%	0	2007
	10.000000	10.817756	8.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.344857	11.826102	4.24%	4,384	2008
	10.411202	11.344857	8.97%	364	2007
	10.000000	10.411202	4.11%	153	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.022010	9.192039	-34.45%	403	2008
	13.945589	14.022010	0.55%	455	2007
	12.159921	13.945589	14.68%	525	2006
	11.343422	12.159921	7.20%	579	2005
	10.000000	11.343422	13.43%	358	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.110577	6.072758	-45.34%	5,110	2008
	8.285621	11.110577	34.09%	4,841	2007
	7.736129	8.285621	7.10%	4,680	2006
	7.002249	7.736129	10.48%	4,201	2005
	6.047553	7.002249	15.79%	4,728	2004
	5.124576	6.047553	18.01%	4,134	2003
	6.210517	5.124576	-17.49%	2,352	2002
	8.095727	6.210517	-23.29%	863	2001
	10.000000	8.095727	-19.04%	118,431	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.531733	2.491965	-45.01%	121	2008
	3.794312	4.531733	19.43%	121	2007
	3.584998	3.794312	5.84%	14	2006
	3.274176	3.584998	9.49%	14	2005
	3.317116	3.274176	-1.29%	14	2004
	2.307249	3.317116	43.77%	14	2003
	3.979883	2.307249	-42.03%	14	2002
	6.469900	3.979883	-38.49%	0	2001
	10.000000	6.469900	-35.30%	92,046	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.971865	7.693437	-44.94%	1,521	2008
	11.692893	13.971865	19.49%	1,225	2007
	11.036415	11.692893	5.95%	1,033	2006
	10.099797	11.036415	9.27%	816	2005
	10.204923	10.099797	-1.03%	600	2004
	7.066388	10.204923	44.41%	366	2003
	10.000000	7.066388	-29.34%	111	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.270054	10.807034	-37.42%	0	2008
	16.580553	17.270054	4.16%	0	2007
	15.249917	16.580553	8.73%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.040187	7.520395	-53.12%	101	2008
	12.766913	16.040187	25.64%	101	2007
	8.870508	12.766913	43.93%	8	2006
	6.849407	8.870508	29.51%	8	2005
	5.879751	6.849407	16.49%	8	2004
	4.452769	5.879751	32.05%	8	2003
	6.110859	4.452769	-27.13%	8	2002
	8.132240	6.110859	-24.86%	66	2001
	10.000000	8.132240	-18.68%	101,352	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.827806	13.052178	-53.10%	3,302	2008
	22.139650	27.827806	25.69%	3,044	2007
	15.375719	22.139650	43.99%	3,011	2006
	11.865467	15.375719	29.58%	2,482	2005
	10.183619	11.865467	16.52%	2,274	2004
	7.711350	10.183619	32.06%	1,929	2003
	10.000000	7.711350	-22.89%	1,072	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.939269	9.861580	-33.99%	6,178	2008
	14.148020	14.939269	5.59%	386	2007
	11.961171	14.148020	18.28%	315	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.653792	7.793583	-38.41%	8,212	2008
	12.006565	12.653792	5.39%	1,359	2007
	10.788985	12.006565	11.29%	2,237	2006
	10.140790	10.788985	6.39%	2,155	2005
	8.921038	10.140790	13.67%	2,060	2004
	6.898096	8.921038	29.33%	1,932	2003
	9.555631	6.898096	-27.81%	2,238	2002
	9.885928	9.555631	-3.34%	280	2001
	9.958551	9.885928	-0.73%	3,850	2000*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.453608	5.495434	-47.43%	0	2008
	10.320141	10.453608	1.29%	0	2007
	10.000000	10.320141	3.20%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.406225	8.562827	-44.42%	1,996	2008
	12.811835	15.406225	20.25%	2,130	2007
	11.380414	12.811835	12.58%	2,504	2006
	10.193490	11.380414	11.64%	2,533	2005
	8.929402	10.193490	14.16%	2,321	2004
	7.103509	8.929402	25.70%	2,704	2003
	10.242890	7.103509	-30.65%	1,040	2002
	13.851206	10.242890	-26.05%	41	2001
	15.248701	13.851206	-9.16%	39,859	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.132725	6.603273	-53.28%	3,160	2008
	13.171008	14.132725	7.30%	1,501	2007
	11.955144	13.171008	10.17%	1,568	2006
	10.317791	11.955144	15.87%	1,171	2005
	8.835623	10.317791	16.77%	1,075	2004
	6.663773	8.835623	32.59%	1,395	2003
	8.950468	6.663773	-25.55%	2,474	2002
	9.385656	8.950468	-4.64%	380	2001
	9.494931	9.385656	-1.15%	8,885	2000*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.257614	5.441668	-46.95%	0	2008
	10.142365	10.257614	1.14%	0	2007
	10.000000	10.142365	1.42%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.332070	8.779082	-15.03%	216	2008
	10.048400	10.332070	2.82%	403	2007
	9.824455	10.048400	2.28%	1,123	2006
	9.866712	9.824455	-0.43%	1,092	2005
	9.974965	9.866712	-1.09%	538	2004
	10.000000	9.974965	-0.25%	293	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.591960	8.074258	-40.60%	0	2008
	13.778654	13.591960	-1.35%	0	2007
	13.337218	13.778654	3.31%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.900153	8.261487	-40.57%	0	2008
	13.161539	13.900153	5.61%	0	2007
	11.792951	13.161539	11.61%	0	2006
	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.861614	7.486222	-31.08%	0	2008
	10.427094	10.861614	4.17%	0	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.520262	9.306266	-11.54%	325	2008
	10.409221	10.520262	1.07%	192	2007
	10.000000	10.409221	4.09%	151	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.019214	7.238672	-39.77%	178	2008
	10.708700	12.019214	12.24%	355	2007
	10.000000	10.708700	7.09%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.241811	6.155155	-45.25%	1,196	2008
	10.236847	11.241811	9.82%	287	2007
	10.000000	10.236847	2.37%	287	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.769577	5.938710	-39.21%	0	2008
	10.000000	9.769577	-2.30%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.915318	9.128208	-29.32%	2,011	2008
	12.760089	12.915318	1.22%	1,506	2007
	11.753622	12.760089	8.56%	1,945	2006
	11.696138	11.753622	0.49%	1,949	2005
	10.823716	11.696138	8.06%	3,771	2004
	9.018929	10.823716	20.01%	3,233	2003
	8.901799	9.018929	1.32%	1,081	2002
	8.703574	8.901799	2.28%	118	2001
	9.666832	8.703574	-9.96%	5,547	2000*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.443376	8.075684	-29.43%	2,304	2008
	11.302178	11.443376	1.25%	1,287	2007
	10.411135	11.302178	8.56%	1,521	2006
	10.000000	10.411135	4.11%	1,659	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.221287	13.357013	-58.55%	0	2008
	22.552260	32.221287	42.87%	0	2007
	16.805347	22.552260	34.20%	0	2006
	12.908099	16.805347	30.19%	0	2005
	10.891929	12.908099	18.51%	0	2004
	6.714603	10.891929	62.21%	0	2003
	8.070402	6.714603	-16.80%	0	2002
	8.673124	8.070402	-6.95%	0	2001
	10.000000	8.673124	-13.27%	20	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.856138	14.839949	-58.61%	3,504	2008
	25.101651	35.856138	42.84%	1,134	2007
	18.715146	25.101651	34.12%	748	2006
	14.373091	18.715146	30.21%	985	2005
	12.126779	14.373091	18.52%	550	2004
	7.477857	12.126779	62.17%	491	2003
	10.000000	7.477857	-25.22%	89	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.452782	13.469502	-34.14%	2,510	2008
	17.310336	20.452782	18.15%	44	2007
	12.817214	17.310336	35.06%	710	2006
	12.263619	12.817214	4.51%	20	2005
	9.615137	12.263619	27.54%	20	2004
	7.889333	9.615137	21.88%	20	2003
	10.000000	7.889333	-21.11%	6	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.915036	7.896558	-47.06%	0	2008
	11.952891	14.915036	24.78%	0	2007
	9.158393	11.952891	30.51%	0	2006
	7.165696	9.158393	27.81%	0	2005
	6.393266	7.165696	12.08%	0	2004
	4.802762	6.393266	33.12%	0	2003
	6.447625	4.802762	-25.51%	0	2002
	9.208243	6.447625	-29.98%	0	2001
	10.000000	9.208243	-7.92%	31	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.004264	12.712695	-47.04%	6,051	2008
	19.236540	24.004264	24.78%	953	2007
	14.740766	19.236540	30.50%	1,151	2006
	11.536563	14.740766	27.77%	719	2005
	10.278685	11.536563	12.24%	874	2004
	7.738127	10.278685	32.83%	2	2003
	10.000000	7.738127	-22.62%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.483916	7.912047	-45.37%	148	2008
	12.308940	14.483916	17.67%	148	2007
	9.961953	12.308940	23.56%	148	2006
	8.504532	9.961953	17.14%	148	2005
	7.491225	8.504532	13.53%	148	2004
	5.609527	7.491225	33.54%	148	2003
	7.660350	5.609527	-26.77%	125	2002
	9.614186	7.660350	-20.32%	0	2001
	11.170893	9.614186	-13.94%	8,320	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.127941	14.276545	-45.36%	623	2008
	22.196628	26.127941	17.71%	104	2007
	17.974288	22.196628	23.49%	104	2006
	15.344625	17.974288	17.14%	104	2005
	13.516344	15.344625	13.53%	96	2004
	10.000000	13.516344	35.16%	34	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.117943	-48.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.101676	-38.98%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.889996	-21.10%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.170498	-28.30%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.526994	-24.73%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.808767	-31.91%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.268590	-17.31%	289	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.822155	-1.78%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.099544	9.554462	-47.21%	282	2008
	18.651827	18.099544	-2.96%	266	2007
	15.791007	18.651827	18.12%	1,135	2006
	14.471179	15.791007	9.12%	740	2005
	12.172182	14.471179	18.89%	771	2004
	8.766715	12.172182	38.85%	196	2003
	10.000000	8.766715	-12.33%	67	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.514461	14.288448	5.73%	13,716	2008
	12.850643	13.514461	5.17%	6,348	2007
	12.668885	12.850643	1.43%	5,644	2006
	12.499088	12.668885	1.36%	6,619	2005
	12.332360	12.499088	1.35%	12,852	2004
	12.318429	12.332360	0.11%	13,157	2003
	11.308475	12.318429	8.93%	10,320	2002
	10.743338	11.308475	5.26%	985	2001
	9.725276	10.743338	10.47%	17,109	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.099045	3.669030	-39.84%	0	2008
	5.198573	6.099045	17.32%	178	2007
	4.988617	5.198573	4.21%	0	2006
	4.772161	4.988617	4.54%	0	2005
	4.495423	4.772161	6.16%	0	2004
	3.450405	4.495423	30.29%	0	2003
	4.932123	3.450405	-30.04%	0	2002
	6.993410	4.932123	-29.47%	0	2001
	9.697798	6.993410	-27.89%	7,357	2000*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.219435	10.434593	-26.62%	559	2008
	12.796258	14.219435	11.12%	547	2007
	12.693803	12.796258	0.81%	1,237	2006
	11.927622	12.693803	6.42%	1,216	2005
	11.268550	11.927622	5.85%	1,220	2004
	8.394065	11.268550	34.24%	346	2003
	10.000000	8.394065	-16.06%	202	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.624236	6.492680	-44.15%	375	2008
	10.827926	11.624236	7.35%	375	2007
	10.000000	10.827926	8.28%	66	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.742210	10.830834	-7.76%	1,908	2008
	11.353767	11.742210	3.42%	1,470	2007
	10.895571	11.353767	4.21%	2,076	2006
	10.745047	10.895571	1.40%	2,072	2005
	10.460887	10.745047	2.72%	1,599	2004
	9.877095	10.460887	5.91%	3,930	2003
	10.000000	9.877095	-1.23%	285	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.611838	10.516187	-16.62%	13,127	2008
	12.139543	12.611838	3.89%	12,373	2007
	11.406930	12.139543	6.42%	12,567	2006
	11.122380	11.406930	2.56%	14,062	2005
	10.574947	11.122380	5.18%	13,151	2004
	9.476086	10.574947	11.60%	44,296	2003
	10.000000	9.476086	-5.24%	40,248	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.335296	10.052421	-24.62%	30,488	2008
	12.860200	13.335296	3.69%	37,563	2007
	11.766108	12.860200	9.30%	30,565	2006
	11.379127	11.766108	3.40%	29,682	2005
	10.584261	11.379127	7.51%	25,102	2004
	8.982505	10.584261	17.83%	26,726	2003
	10.000000	8.982505	-10.71%	19,368	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.372204	9.677928	-32.66%	19,855	2008
	13.796078	14.372204	4.18%	20,810	2007
	12.271079	13.796078	12.43%	20,327	2006
	11.675960	12.271079	5.10%	15,003	2005
	10.612606	11.675960	10.02%	10,691	2004
	8.537693	10.612606	24.30%	18,958	2003
	10.000000	8.537693	-14.62%	294	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.988421	9.290738	-38.01%	6,485	2008
	14.413675	14.988421	3.99%	7,799	2007
	12.565069	14.413675	14.71%	7,434	2006
	11.860489	12.565069	5.94%	6,625	2005
	10.597538	11.860489	11.92%	5,818	2004
	8.187819	10.597538	29.43%	4,907	2003
	10.000000	8.187819	-18.12%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.954590	5.264812	-47.11%	1,774	2008
	9.304484	9.954590	6.99%	1,468	2007
	8.624861	9.304484	7.88%	1,793	2006
	8.006900	8.624861	7.72%	1,631	2005
	7.072963	8.006900	13.20%	1,460	2004
	5.142260	7.072963	37.55%	1,253	2003
	8.318555	5.142260	-38.18%	474	2002
	12.163206	8.318555	-31.61%	0	2001
	14.643628	12.163206	-2.67%	28,263	2000*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.584281	12.212552	-37.64%	4,164	2008
	18.552905	19.584281	5.56%	2,338	2007
	17.200627	18.552905	7.86%	2,535	2006
	15.632471	17.200627	10.03%	3,253	2005
	13.762016	15.632471	13.59%	2,937	2004
	10.412893	13.762016	32.16%	2,690	2003
	12.526391	10.412893	-16.87%	1,980	2002
	12.932854	12.526391	-3.14%	519	2001
	11.436215	12.932854	13.09%	5,958	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.140973	11.159434	0.17%	20,632	2008
	10.832935	11.140973	2.84%	10,847	2007
	10.558239	10.832935	2.60%	19,202	2006
	10.477163	10.558239	0.77%	18,647	2005
	10.588727	10.477163	-1.05%	18,089	2004
	10.721236	10.588727	-1.24%	12,507	2003
	10.792570	10.721236	-0.66%	9,844	2002
	10.614638	10.792570	1.68%	237	2001
	10.198968	10.614638	4.08%	63,000	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.064154	-39.36%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.709243	11.434620	-47.33%	131	2008
	21.490749	21.709243	1.02%	131	2007
	17.837259	21.490749	20.48%	244	2006
	16.217645	17.837259	9.99%	254	2005
	13.739440	16.217645	18.04%	113	2004
	10.000000	13.739440	37.39%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.285521	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.201706	-37.98%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ					2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.212076	8.525395	-47.41%	1,392	2008
	15.051736	16.212076	7.71%	1,376	2007
	14.858243	15.051736	1.30%	1,909	2006
	14.004358	14.858243	6.10%	1,669	2005
	12.580487	14.004358	11.32%	1,648	2004
	9.546230	12.580487	31.78%	1,431	2003
	14.579903	9.546230	-34.52%	863	2002
	16.662806	14.579903	-12.50%	49	2001
	20.250073	16.662806	-17.71%	15,375	2000*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.654604	14.419833	-33.41%	5,360	2008
	23.699036	21.654604	-8.63%	5,126	2007
	20.584636	23.699036	15.13%	5,205	2006
	20.346244	20.584636	1.17%	5,619	2005
	17.672542	20.346244	15.13%	5,430	2004
	11.478843	17.672542	53.96%	3,786	2003
	16.057232	11.478843	-28.51%	2,273	2002
	12.754961	16.057232	25.89%	566	2001
	11.685305	12.754961	9.15%	13,697	2000*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.016885	13.356587	-39.33%	3,829	2008
	21.965869	22.016885	0.23%	1,800	2007
	19.974193	21.965869	9.97%	1,635	2006
	18.117877	19.974193	10.25%	1,586	2005
	15.509055	18.117877	16.82%	1,448	2004
	11.205308	15.509055	38.41%	1,158	2003
	13.809877	11.205308	-18.86%	754	2002
	15.083183	13.809877	-8.44%	300	2001
	14.110489	15.083183	6.89%	52,907	2000*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.453279	10.921131	-18.82%	3,728	2008
	13.102255	13.453279	2.68%	2,138	2007
	12.732503	13.102255	2.90%	1,784	2006
	12.695064	12.732503	0.29%	1,650	2005
	12.141036	12.695064	4.56%	2,008	2004
	11.033027	12.141036	10.04%	1,845	2003
	10.485245	11.033027	5.22%	963	2002
	10.254426	10.485245	2.25%	441	2001
	9.887582	10.254426	3.71%	10,822	2000*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.175436	6.410373	-42.64%	1,622	2008
	10.526050	11.175436	6.17%	1,850	2007
	9.437717	10.526050	11.53%	1,524	2006
	8.949103	9.437717	5.46%	1,491	2005
	8.307646	8.949103	7.72%	12,706	2004
	6.637820	8.307646	25.16%	12,566	2003
	8.183165	6.637820	-18.88%	170	2002
	9.456097	8.183165	-13.46%	0	2001
	9.842006	9.456097	-3.92%	55,314	2000*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.627370	8.660623	-50.87%	0	2008
	16.100567	17.627370	9.48%	30	2007
	14.125629	16.100567	13.98%	121	2006
	13.047174	14.125629	8.27%	111	2005
	11.192078	13.047174	16.58%	96	2004
	9.079080	11.192078	23.27%	70	2003
	10.000000	9.079080	-9.21%	451	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.820295	-1.80%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.704222	1.869700	-49.53%	17	2008
	3.142895	3.704222	17.86%	17	2007
	2.880275	3.142895	9.12%	17	2006
	2.949661	2.880275	-2.35%	17	2005
	2.880988	2.949661	2.38%	17	2004
	1.890847	2.880988	52.36%	17	2003
	3.367087	1.890847	-43.84%	17	2002
	5.990454	3.367087	-43.79%	0	2001
	10.000000	5.990454	-40.10%	24	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.901062	7.014375	-49.54%	785	2008
	11.785482	13.901062	17.95%	853	2007
	10.809106	11.785482	9.03%	780	2006
	11.069034	10.809106	-2.35%	1,219	2005
	10.814936	11.069034	2.35%	1,036	2004
	7.100003	10.814936	52.32%	1,109	2003
	10.000000	7.100003	-29.00%	461	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.896732	9.164962	-42.35%	142	2008
	13.230167	15.896732	20.16%	142	2007
	13.517782	13.230167	-2.13%	142	2006
	12.297333	13.517782	9.92%	142	2005
	11.142320	12.297333	10.37%	143	2004
	7.449034	11.142320	49.58%	774	2003
	10.000000	7.449034	-25.51%	77	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.945144	6.150147	-38.16%	8,849	2008
	10.363376	9.945144	-4.04%	2,661	2007
	9.109262	10.363376	13.77%	2,389	2006
	8.902367	9.109262	2.32%	2,183	2005
	7.719293	8.902367	15.33%	1,490	2004
	5.983746	7.719293	29.00%	1,200	2003
	8.144524	5.983746	-26.53%	678	2002
	9.447118	8.144524	-13.79%	0	2001
	10.768053	9.447118	-12.27%	8,491	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.576334	-44.24%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.699285	6.790450	-46.53%	8,838	2008
	11.335986	12.699285	12.03%	7,909	2007
	10.698707	11.335986	5.96%	7,104	2006
	10.370992	10.698707	3.16%	7,756	2005
	9.881067	10.370992	4.96%	6,648	2004
	7.688120	9.881067	28.52%	6,704	2003
	10.709843	7.688120	-28.21%	4,670	2002
	12.483131	10.709843	-14.21%	2,099	2001
	12.746543	12.483131	-2.07%	71,488	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.437939	13.170458	-41.30%	4,764	2008
	21.500553	22.437939	4.36%	3,310	2007
	18.612375	21.500553	15.52%	3,058	2006
	16.584290	18.612375	12.23%	2,947	2005
	14.175664	16.584290	16.99%	2,185	2004
	10.000000	14.175664	41.76%	1,105	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.887498	8.152366	-41.30%	1,436	2008
	13.309652	13.887498	4.34%	863	2007
	11.521429	13.309652	15.52%	864	2006
	10.268689	11.521429	12.20%	913	2005
	8.779681	10.268689	16.96%	1,107	2004
	6.254301	8.779681	40.38%	1,199	2003
	8.183849	6.254301	-23.58%	1,458	2002
	9.480386	8.183849	-13.68%	263	2001
	10.000000	9.480386	-5.20%	4,837	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.541140	1.976624	-79.28%	0	2008
	10.000000	9.541140	-4.59%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.272102	2.150152	-79.07%	0	2008
	10.477435	10.272102	-1.96%	0	2007
	10.000000	10.477435	4.77%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.902611	6.584027	-39.61%	3,114	2008
	10.638593	10.902611	2.48%	2,739	2007
	9.422741	10.638593	12.90%	4,253	2006
	9.058460	9.422741	4.02%	3,946	2005
	8.431587	9.058460	7.43%	3,816	2004
	6.779063	8.431587	24.38%	2,030	2003
	8.505890	6.779063	-20.30%	1,292	2002
	9.647415	8.505890	-11.83%	2,075	2001
	10.773688	9.647415	-10.45%	96,024	2000*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.666773	5.898466	-38.98%	0	2008
	9.970628	9.666773	-3.05%	0	2007
	10.000000	9.970628	-0.29%	71	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.266638	5.631981	-50.01%	1,660	2008
	10.796490	11.266638	4.35%	1,498	2007
	10.683690	10.796490	1.06%	1,447	2006
	9.689932	10.683690	10.26%	1,320	2005
	8.242419	9.689932	17.56%	1,204	2004
	6.686490	8.242419	23.27%	1,937	2003
	9.434727	6.686490	-29.13%	981	2002
	13.987563	9.434727	-32.55%	1,470	2001
	16.054381	13.987563	-12.87%	80,705	2000*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.966887	10.007885	-8.74%	0	2008
	10.099555	10.966887	8.59%	0	2007
	10.000000	10.099555	1.00%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.040830	11.351180	2.81%	0	2008
	10.345571	11.040830	6.72%	0	2007
	10.000000	10.345571	3.46%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.193844	6.232482	-44.32%	0	2008
	10.969676	11.193844	2.04%	0	2007
	10.000000	10.969676	9.70%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.370086	7.480476	-39.53%	0	2008
	11.575967	12.370086	6.86%	0	2007
	10.000000	11.575967	15.76%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.046831	5.330545	-41.08%	0	2008
	10.291744	9.046831	-12.10%	0	2007
	10.000000	10.291744	2.92%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.426362	8.164369	-28.55%	0	2008
	10.979949	11.426362	4.07%	0	2007
	10.000000	10.979949	9.80%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.463922	6.927912	-39.57%	0	2008
	11.361301	11.463922	0.90%	0	2007
	10.000000	11.361301	13.61%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.566609	7.261778	-31.28%	0	2008
	10.547908	10.566609	0.18%	0	2007
	10.000000	10.547908	5.48%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.658267	7.027171	-39.72%	0	2008
	10.774647	11.658267	8.20%	0	2007
	10.000000	10.774647	7.75%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.718253	7.525316	-29.79%	0	2008
	10.722000	10.718253	-0.03%	0	2007
	10.000000	10.722000	7.22%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.695400	5.539880	-48.20%	0	2008
	10.319772	10.695400	3.64%	0	2007
	10.000000	10.319772	3.20%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.937291	6.137581	-38.24%	0	2008
	10.792781	9.937291	-7.93%	0	2007
	10.000000	10.792781	7.93%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.604798	6.531878	-43.71%	108	2008
	10.511870	11.604798	10.40%	0	2007
	10.000000	10.511870	5.12%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.079496	6.930562	-37.45%	162	2008
	10.957493	11.079496	1.11%	0	2007
	10.000000	10.957493	9.57%	64	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.547882	10.487906	-0.57%	1,544	2008
	10.213841	10.547882	3.27%	148	2007
	10.000000	10.213841	2.14%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.733610	9.459930	-11.87%	1,482	2008
	10.371430	10.733610	3.49%	1,482	2007
	10.000000	10.371430	3.71%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.092986	20.105566	-16.55%	149	2008
	23.044253	24.092986	4.55%	149	2007
	21.187577	23.044253	8.76%	359	2006
	19.229925	21.187577	10.18%	359	2005
	17.801173	19.229925	8.03%	359	2004
	14.184124	17.801173	25.50%	1,600	2003
	13.231263	14.184124	7.20%	32	2002
	12.245260	13.231263	8.05%	0	2001
	11.199494	12.245260	9.34%	627	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.566140	9.546865	-45.65%	0	2008
	15.620019	17.566140	12.46%	0	2007
	12.717225	15.620019	22.83%	0	2006
	11.665072	12.717225	9.02%	0	2005
	10.124389	11.665072	15.22%	0	2004
	8.095466	10.124389	25.06%	0	2003
	10.000000	8.095466	-19.05%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.954099	5.200674	-47.75%	182	2008
	8.268571	9.954099	20.38%	182	2007
	7.709032	8.268571	7.26%	678	2006
	6.680248	7.709032	15.40%	640	2005
	5.597290	6.680248	19.35%	563	2004
	4.022612	5.597290	39.15%	378	2003
	5.953570	4.022612	-32.43%	433	2002
	8.582480	5.953570	-30.63%	0	2001
	10.000000	8.582480	-14.18%	6,674	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.198053	16.577668	-39.05%	4,035	2008
	33.418682	27.198053	-18.61%	3,061	2007
	24.663053	33.418682	35.50%	3,818	2006
	21.466099	24.663053	14.89%	3,775	2005
	16.034633	21.466099	33.87%	3,629	2004
	11.880085	16.034633	34.97%	2,919	2003
	12.200073	11.880085	-2.62%	1,634	2002
	11.317531	12.200073	7.80%	413	2001
	10.905202	11.317531	3.78%	7,955	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.088916	10.409210	-65.41%	45	2008
	22.286584	30.088916	35.01%	27	2007
	16.272183	22.286584	36.96%	386	2006
	12.571897	16.272183	29.43%	581	2005
	10.000000	12.571897	25.72%	319	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.578958	12.643966	-65.43%	35	2008
	27.084066	36.578958	35.06%	35	2007
	19.781013	27.084066	36.92%	0	2006
	15.267461	19.781013	29.56%	155	2005
	12.356025	15.267461	23.56%	155	2004
	8.164377	12.356025	51.34%	343	2003
	8.567036	8.164377	-4.70%	273	2002
	8.890661	8.567036	-3.64%	25	2001
	15.580817	8.890661	-42.94%	1,884	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.250519	17.061497	-47.10%	1,732	2008
	22.611983	32.250519	42.63%	10	2007
	18.498038	22.611983	22.24%	396	2006
	12.429598	18.498038	48.82%	416	2005
	10.000000	12.429598	24.30%	33	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	41.121430	21.743234	-47.12%	36	2008
	28.826028	41.121430	42.65%	36	2007
	23.590040	28.826028	22.20%	0	2006
	15.845370	23.590040	48.88%	0	2005
	12.995266	15.845370	21.93%	0	2004
	9.144519	12.995266	42.11%	51	2003
	9.588687	9.144519	-4.63%	24	2002
	10.910122	9.588687	-12.11%	0	2001
	9.977040	10.910122	9.35%	0	2000*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.358865	8.146456	-39.02%	0	2008
	12.379959	13.358865	7.91%	0	2007
	11.094765	12.379959	11.58%	0	2006
	10.394151	11.094765	6.74%	0	2005
	9.656637	10.394151	7.64%	0	2004
	7.289402	9.656637	32.48%	0	2003
	9.701370	7.289402	-24.86%	0	2002
	9.854024	9.701370	-1.55%	0	2001
	10.000000	9.854024	-1.46%	1,531	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.612508	7.415099	-41.21%	3,388	2008
	12.052091	12.612508	4.65%	2,691	2007
	10.941663	12.052091	10.15%	3,713	2006
	10.332567	10.941663	5.89%	3,393	2005
	8.904768	10.332567	16.03%	2,727	2004
	6.621889	8.904768	34.47%	1,734	2003
	9.219447	6.621889	-28.17%	1,015	2002
	9.755631	9.219447	-5.50%	14	2001
	10.000000	9.755631	-2.67%	10,530	2000*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.016728	6.665653	-39.50%	0	2008
	10.989157	11.016728	0.25%	0	2007
	10.132165	10.989157	8.46%	0	2006
	9.809163	10.132165	3.29%	0	2005
	9.299755	9.809163	5.48%	0	2004
	8.146774	9.299755	14.15%	0	2003
	10.017724	8.146774	-18.68%	0	2002
	10.000000	10.017724	0.18%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.241865	5.775697	-52.82%	0	2008
	12.312365	12.241865	-0.57%	0	2007
	11.112115	12.312365	10.80%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.421091	7.006979	-43.59%	0	2008
	11.304838	12.421091	9.87%	0	2007
	10.840278	11.304838	4.29%	0	2006
	10.152525	10.840278	6.77%	0	2005
	9.706030	10.152525	4.60%	0	2004
	7.638832	9.706030	27.06%	0	2003
	10.294326	7.638832	-25.80%	0	2002
	10.000000	10.294326	2.94%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.697954	7.146604	-43.72%	0	2008
	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.469590	9.230542	-31.47%	0	2008
	12.700995	13.469590	6.05%	0	2007
	11.093386	12.700995	14.49%	0	2006
	10.737226	11.093386	3.32%	0	2005
	10.044299	10.737226	6.90%	0	2004
	8.229101	10.044299	22.06%	0	2003
	9.937144	8.229101	-17.19%	0	2002
	10.000000	9.937144	-0.63%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.675051	8.175135	-29.98%	0	2008
	10.640899	11.675051	9.72%	0	2007
	10.000000	10.640899	6.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.775485	6.393919	-45.70%	0	2008
	12.708841	11.775485	-7.34%	0	2007
	10.000000	12.708841	27.09%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.573321	12.032299	-41.52%	0	2008
	18.282745	20.573321	12.53%	0	2007
	14.532640	18.282745	25.80%	0	2006
	12.561233	14.532640	15.69%	0	2005
	10.325687	12.561233	21.65%	0	2004
	18.155392	10.325687	26.61%	0	2003
	10.000000	8.155392	-18.45%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.538465	6.985178	-39.46%	0	2008
	10.171882	11.538465	13.43%	0	2007
	10.000000	10.171882	1.72%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.520845	9.782682	-36.97%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.029475	7.077429	-35.83%	3,431	2008
	11.251879	11.029475	-1.98%	3,597	2007
	9.795363	11.251879	14.87%	3,755	2006
	9.542602	9.795363	2.65%	15,114	2005
	8.608836	9.542602	10.85%	15,647	2004
	6.784071	8.608836	26.90%	0	2003
	8.577091	6.784071	-20.90%	0	2002
	9.541283	8.577091	-10.11%	0	2001
	10.880025	9.541283	-12.30%	11,881	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.718754	7.966679	-45.87%	0	2008
	12.710262	14.718754	15.80%	0	2007
	10.362418	12.710262	22.66%	0	2006
	9.326365	10.362418	11.11%	0	2005
	8.272374	9.326365	12.74%	0	2004
	6.772509	8.272374	22.15%	0	2003
	8.670125	6.772509	-21.89%	52	2002
	12.480327	8.670125	-30.53%	5	2001
	15.294316	12.480327	-18.40%	18,453	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.411840	9.424338	-45.87%	45	2008
	15.035843	17.411840	15.80%	44	2007
	12.258417	15.035843	22.66%	46	2006
	11.047795	12.258417	10.96%	50	2005
	9.785936	11.047795	12.89%	51	2004
	8.011649	9.785936	22.15%	53	2003
	10.000000	8.011649	-19.88%	5	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.553118	7.831760	-25.79%	0	2008
	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.919053	6.842127	-42.60%	3,085	2008
	10.040882	11.919053	18.71%	3,234	2007
	10.581495	10.040882	-5.11%	3,377	2006
	10.557203	10.581495	0.23%	3,524	2005
	9.723577	10.557203	8.57%	3,767	2004
	7.935821	9.723577	22.53%	0	2003
	10.000000	7.935821	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.268830	10.967622	-28.17%	476	2008
	16.409396	15.268830	-6.95%	468	2007
	14.096723	16.409396	16.41%	9,772	2006
	13.680293	14.096723	3.04%	456	2005
	12.196960	13.680293	12.16%	446	2004
	9.641037	12.196960	26.51%	410	2003
	11.247447	9.641037	-14.28%	61	2002
	10.163375	11.247447	10.67%	14	2001
	8.768259	10.163375	15.91%	4,809	2000*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.031851	6.567778	-49.60%	0	2008
	9.505065	13.031851	37.10%	0	2007
	10.000000	9.505065	-4.95%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.283253	10.893024	-3.46%	0	2008
	10.505573	11.283253	7.40%	0	2007
	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	0	2004
	10.000000	10.192099	1.92%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.650434	7.666256	-39.40%	0	2008
	12.635630	12.650434	0.12%	0	2007
	11.129461	12.635630	13.53%	0	2006
	10.625295	11.129461	4.74%	0	2005
	9.678294	10.625295	9.78%	0	2004
	7.862571	9.678294	23.09%	0	2003
	10.178398	7.862571	-22.75%	0	2002
	10.000000	10.178398	1.78%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.420769	7.623657	-38.62%	0	2008
	13.452259	12.420769	-7.67%	0	2007
	11.305746	13.452259	18.99%	0	2006
	10.779725	11.305746	4.88%	0	2005
	9.709143	10.779725	11.03%	0	2004
	8.006045	9.709143	21.27%	0	2003
	10.156417	8.006045	-21.17%	0	2002
	10.000000	10.156417	1.56%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.064013	9.017256	-52.70%	0	2008
	14.394682	19.064013	32.44%	0	2007
	14.209389	14.394682	1.30%	0	2006
	12.662784	14.209389	12.21%	0	2005
	11.014146	12.662784	14.97%	0	2004
	8.221023	11.014146	33.98%	0	2003
	10.475729	8.221023	-21.52%	0	2002
	10.000000	10.475729	4.76%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.363161	8.308070	-42.16%	0	2008
	12.558573	14.363161	14.37%	0	2007
	10.788638	12.558573	16.41%	0	2006
	9.363961	10.788638	15.21%	0	2005
	8.318867	9.363961	12.56%	0	2004
	6.371446	8.318867	30.56%	0	2003
	8.109093	6.371446	-21.43%	0	2002
	10.636622	8.109093	-23.76%	0	2001
	14.630509	10.636622	-27.30%	0	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.212122	5.856440	-47.77%	0	2008
	11.901412	11.212122	-5.79%	0	2007
	10.716266	11.901412	11.06%	0	2006
	9.404821	10.716266	13.94%	0	2005
	8.125241	9.404821	15.75%	0	2004
	5.609184	8.125241	44.86%	0	2003
	8.684342	5.609184	-35.41%	0	2002
	12.406646	8.684342	-30.00%	0	2001
	15.600551	12.406646	-20.47%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.385341	7.753091	-37.40%	0	2008
	12.404971	12.385341	-0.16%	0	2007
	10.594461	12.404971	17.09%	0	2006
	9.985829	10.594461	6.09%	0	2005
	9.142157	9.985829	9.23%	0	2004
	7.445481	9.142157	22.79%	0	2003
	9.869216	7.445481	-24.56%	0	2002
	9.967257	9.869216	-0.98%	0	2001
	9.327994	9.967257	6.85%	137	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.091258	9.549798	-32.23%	0	2008
	14.460436	14.091258	-2.55%	0	2007
	12.883144	14.460436	12.24%	0	2006
	12.246099	12.883144	5.20%	0	2005
	10.241782	12.246099	19.57%	0	2004
	7.577210	10.241782	35.17%	0	2003
	10.000000	7.577210	-24.23%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.120576	5.223731	-35.67%	145	2008
	7.680730	8.120576	5.73%	159	2007
	7.169448	7.680730	7.13%	0	2006
	7.052900	7.169448	1.65%	0	2005
	6.769089	7.052900	4.19%	0	2004
	5.476092	6.769089	23.61%	0	2003
	7.856453	5.476092	-30.30%	0	2002
	10.345179	7.856453	-24.06%	0	2001
	11.852125	10.345179	12.71%	12,862	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.336958	6.373936	-38.34%	282	2008
	10.012097	10.336958	3.24%	397	2007
	8.836043	10.012097	13.31%	0	2006
	8.603055	8.836043	2.71%	0	2005
	7.926250	8.603055	8.54%	0	2004
	6.294303	7.926250	25.93%	0	2003
	8.264570	6.294303	-23.84%	1,648	2002
	9.594375	8.264570	-13.86%	0	2001
	10.779645	9.594375	-11.00%	40,751	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.852467	7.499975	-30.89%	1,543	2008
	10.327216	10.852467	5.09%	1,570	2007
	9.037512	10.327216	14.27%	1,325	2006
	8.825656	9.037512	2.40%	1,217	2005
	8.564412	8.825656	3.05%	1,044	2004
	7.204901	8.564412	18.87%	1,101	2003
	8.818570	7.204901	-18.30%	706	2002
	9.913289	8.818570	-11.04%	130	2001
	10.170406	9.913289	-2.53%	3,524	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.992896	6.729707	-38.78%	0	2008
	12.600660	10.992896	-12.76%	0	2007
	12.377429	12.600660	1.80%	0	2006
	11.924681	12.377429	3.80%	0	2005
	10.917495	11.924681	9.23%	0	2004
	8.450677	10.917495	29.19%	0	2003
	10.651529	8.450677	-20.66%	0	2002
	10.000000	10.651529	6.52%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.360970	11.289394	-38.51%	0	2008
	17.972039	18.360970	2.16%	0	2007
	14.942448	17.972039	20.28%	0	2006
	13.612488	14.942448	9.77%	0	2005
	11.561155	13.612488	17.74%	0	2004
	8.642712	11.561155	33.77%	0	2003
	10.037569	8.642712	-13.90%	0	2002
	10.000000	10.037569	0.38%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.918308	9.645823	-2.75%	0	2008
	10.263902	9.918308	-3.37%	0	2007
	10.000000	10.263902	2.64%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.140627	11.951474	-9.05%	0	2008
	12.712125	13.140627	3.37%	0	2007
	12.440839	12.712125	2.18%	0	2006
	12.518711	12.440839	-0.62%	0	2005
	12.315361	12.518711	1.65%	0	2004
	11.996568	12.315361	2.66%	0	2003
	11.187661	11.996568	7.23%	351	2002
	10.559225	11.187661	5.95%	351	2001
	9.744333	10.559225	8.36%	3,125	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.226503	9.134438	-43.71%	1,714	2008
	14.077687	16.226503	15.26%	1,797	2007
	12.859240	14.077687	9.48%	9,103	2006
	11.217583	12.859240	14.63%	10,854	2005
	9.914027	11.217583	13.15%	10,891	2004
	7.873493	9.914027	25.92%	897	2003
	8.861264	7.873493	-11.15%	881	2002
	10.308233	8.861264	-14.04%	739	2001
	11.263156	10.308233	-8.48%	25,250	2000*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.341479	5.967164	-55.27%	0	2008
	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.710451	7.143796	-43.80%	3,496	2008
	12.776871	12.710451	-0.52%	3,817	2007
	10.845777	12.776871	17.81%	3,875	2006
	10.453334	10.845777	3.75%	3,992	2005
	9.566810	10.453334	9.27%	4,205	2004
	7.488805	9.566810	27.75%	298	2003
	9.197371	7.488805	-18.58%	205	2002
	9.879350	9.197371	-6.90%	109	2001
	9.297394	9.879350	6.26%	4,714	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.158048	8.201010	-26.50%	0	2008
	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.335796	7.482528	-33.99%	0	2008
	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.464839	6.964313	-39.26%	0	2008
	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.158971	4.037546	-55.92%	1,709	2008
	7.588671	9.158971	20.69%	1,528	2007
	7.345851	7.588671	3.31%	1,448	2006
	6.878173	7.345851	6.80%	1,188	2005
	6.549041	6.878173	5.03%	918	2004
	5.148599	6.549041	27.20%	693	2003
	6.721581	5.148599	-23.40%	435	2002
	8.009032	6.721581	-16.07%	226	2001
	9.856495	8.009032	-18.74%	18,700	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.576112	5.474286	-48.24%	6,567	2008
	8.498425	10.576112	24.45%	6,310	2007
	8.116211	8.498425	4.71%	6,227	2006
	7.828799	8.116211	3.67%	6,089	2005
	7.728217	7.828799	1.30%	6,014	2004
	5.932835	7.728217	30.26%	612	2003
	8.664560	5.932835	-31.53%	198	2002
	10.736866	8.664560	-19.30%	1	2001
	12.305653	10.736866	-12.75%	59,620	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	179	2002
	7.333907	6.337956	-13.58%	179	2001
	9.659523	7.333907	-24.08%	4,625	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.759531	7.182545	-26.40%	0	2008
	10.000000	9.759531	-2.40%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.813491	10.253173	-5.18%	0	2008
	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	0	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.120520	6.598911	-40.66%	0	2008
	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	337	2002
	10.344382	7.988069	-22.78%	342	2001
	13.041301	10.344382	-20.68%	3,538	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.698826	10.294328	-44.95%	4	2008
	16.261786	18.698826	14.99%	4	2007
	14.053297	16.261786	15.72%	4	2006
	12.045115	14.053297	16.67%	4	2005
	10.818256	12.045115	11.34%	4	2004
	7.697965	10.818256	40.53%	4	2003
	10.000000	7.697965	-23.02%	5	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.245500	7.301662	-52.11%	0	2008
	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	0	2003
	10.000000	7.413590	-25.86%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.271182	7.777777	-30.99%	0	2008
	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.686757	6.364966	-34.29%	0	2008
	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.415144	6.228216	-53.57%	0	2008
	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.452007	10.231683	-41.37%	0	2008
	15.365767	17.452007	13.58%	0	2007
	12.870002	15.365767	19.39%	0	2006
	11.874526	12.870002	8.38%	0	2005
	10.182663	11.874526	16.62%	0	2004
	7.830650	10.182663	30.04%	0	2003
	10.000000	7.830650	-21.69%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.246026	7.160638	-41.53%	0	2008
	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.335222	11.810037	4.19%	0	2008
	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.995872	9.170218	-34.48%	0	2008
	13.926723	13.995872	0.50%	0	2007
	12.149640	13.926723	14.63%	0	2006
	11.339593	12.149640	7.14%	0	2005
	10.000000	11.339593	13.40%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.065813	6.045206	-45.37%	493	2008
	8.256464	11.065813	34.03%	217	2007
	7.712816	8.256464	7.05%	96	2006
	6.984699	7.712816	10.42%	97	2005
	6.035469	6.984699	15.73%	98	2004
	5.116941	6.035469	17.95%	93	2003
	6.204428	5.116941	-17.53%	99	2002
	8.091928	6.204428	-23.33%	0	2001
	10.000000	8.091928	-19.08%	59,411	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.513409	2.480613	-45.04%	200	2008
	3.780892	4.513409	19.37%	102	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	0	2003
	3.975953	2.303786	-42.06%	0	2002
	6.466853	3.975953	-38.52%	0	2001
	10.000000	6.466853	-35.33%	47,293	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.931562	7.667327	-44.96%	176	2008
	11.665131	13.931562	19.43%	0	2007
	11.015819	11.665131	5.89%	0	2006
	10.086073	11.015819	9.22%	0	2005
	10.196246	10.086073	-1.08%	0	2004
	7.063972	10.196246	44.34%	0	2003
	10.000000	7.063972	-29.36%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.229024	10.775850	-37.46%	0	2008
	16.549637	17.229024	4.11%	0	2007
	15.229220	16.549637	8.67%	0	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.975500	7.486238	-53.14%	46	2008
	12.721943	15.975500	25.57%	159	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	0	2004
	4.446112	5.867965	31.98%	0	2003
	6.104844	4.446112	-27.17%	0	2002
	8.128419	6.104844	-24.90%	8	2001
	10.000000	8.128419	-18.72%	32,300	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.747566	13.007882	-53.12%	3	2008
	22.087122	27.747566	25.63%	2	2007
	15.347024	22.087122	43.92%	3	2006
	11.849338	15.347024	29.52%	4	2005
	10.174958	11.849338	16.46%	4	2004
	7.708715	10.174958	31.99%	5	2003
	10.000000	7.708715	-22.91%	5	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.896162	9.828108	-34.02%	0	2008
	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.598020	7.755273	-38.44%	205	2008
	11.959774	12.598020	5.34%	197	2007
	10.752406	11.959774	11.23%	190	2006
	10.111547	10.752406	6.34%	159	2005
	8.899852	10.111547	13.61%	124	2004
	6.885223	8.899852	29.26%	84	2003
	9.542657	6.885223	-27.85%	36	2002
	9.877577	9.542657	-3.39%	4	2001
	9.955186	9.877577	-0.87%	927	2000*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.444725	5.487951	-47.46%	0	2008
	10.316652	10.444725	1.24%	0	2007
	10.000000	10.316652	3.17%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.338349	8.520744	-44.45%	275	2008
	12.761922	15.338349	20.19%	71	2007
	11.341845	12.761922	12.52%	10	2006
	10.164112	11.341845	11.59%	10	2005
	8.908195	10.164112	14.10%	10	2004
	7.090239	8.908195	25.64%	10	2003
	10.228980	7.090239	-30.68%	10	2002
	13.839506	10.228980	-26.09%	9	2001
	15.243555	13.839506	-9.21%	20,672	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.070481	6.570832	-53.30%	0	2008
	13.119720	14.070481	7.25%	0	2007
	11.914642	13.119720	10.11%	0	2006
	10.288059	11.914642	15.81%	0	2005
	8.814644	10.288059	16.72%	0	2004
	6.651335	8.814644	32.52%	0	2003
	8.938329	6.651335	-25.59%	0	2002
	9.377731	8.938329	-4.69%	0	2001
	9.491719	9.377731	-1.20%	105	2000*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.248894	5.434274	-46.98%	0	2008
	10.138933	10.248894	1.08%	0	2007
	10.000000	10.138933	1.39%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.852373	7.476026	-31.11%	0	2008
	10.423562	10.852373	4.11%	0	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.511339	9.293622	-11.58%	0	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.009005	7.228832	-39.80%	0	2008
	10.705080	12.009005	12.18%	0	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.232271	6.146783	-45.28%	0	2008
	10.233395	11.232271	9.76%	0	2007
	10.000000	10.233395	2.33%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.858453	9.083381	-29.36%	0	2008
	12.710419	12.858453	1.16%	0	2007
	11.713813	12.710419	8.51%	0	2006
	11.662441	11.713813	0.44%	0	2005
	10.798032	11.662441	8.01%	0	2004
	9.002106	10.798032	19.95%	0	2003
	8.889732	9.002106	1.26%	0	2002
	8.696224	8.889732	2.23%	0	2001
	9.663565	8.696224	-10.01%	3,041	2000*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.102532	13.300975	-58.57%	0	2008
	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	62.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001
	10.000000	8.672055	-13.28%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.752788	14.789610	-58.63%	0	2008
	25.042116	35.752788	42.77%	0	2007
	18.680248	25.042116	34.06%	0	2006
	14.353568	18.680248	30.14%	0	2005
	12.116476	14.353568	18.46%	0	2004
	7.475305	12.116476	62.09%	0	2003
	10.000000	7.475305	-25.25%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.391089	13.422015	-34.18%	41	2008
	17.266955	20.391089	18.09%	41	2007
	12.791583	17.266955	34.99%	41	2006
	12.245309	12.791583	4.46%	41	2005
	9.605670	12.245309	27.48%	41	2004
	7.885581	9.605670	21.81%	23	2003
	10.000000	7.885581	-21.14%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.860004	7.863389	-47.08%	0	2008
	11.914890	14.860004	24.72%	0	2007
	9.133921	11.914890	30.45%	0	2006
	7.150188	9.133921	27.74%	0	2005
	6.382676	7.150188	12.02%	0	2004
	4.797249	6.382676	33.05%	0	2003
	6.443529	4.797249	-25.55%	0	2002
	9.207114	6.443529	-30.02%	0	2001
	10.000000	9.207114	-7.93%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.935024	12.669553	-47.07%	0	2008
	19.190879	23.935024	24.72%	0	2007
	14.713249	19.190879	30.43%	0	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.420106	7.873165	-45.40%	0	2008
	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001
	11.167113	9.606072	-13.98%	929	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.065922	14.235377	-45.39%	0	2008
	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.116196	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.099597	-39.00%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.806444	-31.94%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.044908	9.520744	-47.24%	68	2008
	18.605063	18.044908	-3.01%	68	2007
	15.759416	18.605063	18.06%	68	2006
	14.449572	15.759416	9.06%	68	2005
	12.160197	14.449572	18.83%	68	2004
	8.762545	12.160197	38.77%	41	2003
	10.000000	8.762545	-12.37%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.454953	14.218278	5.67%	57	2008
	12.800610	13.454953	5.11%	57	2007
	12.625975	12.800610	1.38%	148	2006
	12.463096	12.625975	1.31%	148	2005
	12.303120	12.463096	1.30%	148	2004
	12.295493	12.303120	0.06%	226	2003
	11.293161	12.295493	8.88%	178	2002
	10.734272	11.293161	5.21%	92	2001
	9.721987	10.734272	10.41%	9,617	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.072162	3.650992	-39.87%	0	2008
	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	0	2003
	4.925420	3.443952	-30.08%	0	2002
	6.987497	4.925420	-29.51%	0	2001
	9.694518	6.987497	-27.92%	1,779	2000*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.176525	10.397790	-26.65%	35	2008
	12.764183	14.176525	11.06%	35	2007
	12.668421	12.764183	0.76%	35	2006
	11.909823	12.668421	6.37%	35	2005
	11.257465	11.909823	5.79%	35	2004
	8.390084	11.257465	34.18%	20	2003
	10.000000	8.390084	-16.10%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.706779	10.792642	-7.81%	0	2008
	11.325309	11.706779	3.37%	10,558	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	0	2004
	9.872402	10.450593	5.86%	0	2003
	10.000000	9.872402	-1.28%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.573775	10.479109	-16.66%	0	2008
	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	1,662	2006
	11.105782	11.384121	2.51%	1,826	2005
	10.564539	11.105782	5.12%	2,181	2004
	9.471588	10.564539	11.54%	2,650	2003
	10.000000	9.471588	-5.28%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.295057	10.016980	-24.66%	0	2008
	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	3,150	2006
	11.362127	11.742570	3.35%	3,558	2005
	10.573837	11.362127	7.46%	4,326	2004
	8.978240	10.573837	17.77%	5,371	2003
	10.000000	8.978240	-10.22%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.328837	9.643797	-32.70%	529	2008
	13.761487	14.328837	4.12%	420	2007
	12.246540	13.761487	12.37%	10,892	2006
	11.658524	12.246540	5.04%	10,340	2005
	10.602160	11.658524	9.96%	8,462	2004
	8.533634	10.602160	24.24%	8,409	2003
	10.000000	8.533634	-14.66%	23	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.943186	9.257978	-38.05%	0	2008
	14.377533	14.943186	3.93%	0	2007
	12.539933	14.377533	14.65%	2,369	2006
	11.842767	12.539933	5.89%	2,828	2005
	10.587104	11.842767	11.86%	3,563	2004
	8.183923	10.587104	29.36%	4,582	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.498034	12.152558	-37.67%	3,043	2008
	18.480673	19.498034	5.50%	3,199	2007
	17.142369	18.480673	7.81%	3,198	2006
	15.587433	17.142369	9.98%	3,162	2005
	13.729366	15.587433	13.53%	3,184	2004
	10.393469	13.729366	32.10%	395	2003
	12.509403	10.393469	-16.91%	342	2002
	12.921938	12.509403	-3.19%	0	2001
	11.432355	12.921938	13.03%	8,380	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.091854	11.104573	0.11%	5,204	2008
	10.790701	11.091854	2.79%	5,228	2007
	10.522423	10.790701	2.55%	5,459	2006
	10.446928	10.522423	0.72%	5,696	2005
	10.563553	10.446928	-1.10%	6,090	2004
	10.701197	10.563553	-1.29%	0	2003
	10.777889	10.701197	-0.71%	0	2002
	10.605632	10.777889	1.62%	768	2001
	10.195482	10.605632	4.02%	47,092	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.062087	-39.38%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.657693	11.401635	-47.36%	0	2008
	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	0	2006
	16.203883	17.813067	9.93%	0	2005
	13.734777	16.203883	17.98%	0	2004
	10.000000	13.734777	37.35%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.283377	-37.17%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.199597	-38.00%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.671710	-33.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.140649	8.483490	-47.44%	17	2008
	14.993105	16.140649	7.65%	17	2007
	14.807889	14.993105	1.25%	0	2006
	13.963999	14.807889	6.04%	0	2005
	12.550621	13.963999	11.26%	0	2004
	9.528413	12.550621	31.72%	0	2003
	14.560133	9.528413	-34.56%	0	2002
	16.648755	14.560133	-12.55%	0	2001
	20.243274	16.648755	-17.76%	6,653	2000*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.559228	14.348992	-33.44%	267	2008
	23.606753	21.559228	-8.67%	267	2007
	20.514908	23.606753	15.07%	267	2006
	20.287630	20.514908	1.12%	267	2005
	17.630611	20.287630	15.07%	267	2004
	11.457422	17.630611	53.88%	398	2003
	16.035460	11.457422	-28.55%	121	2002
	12.744198	16.035460	25.83%	0	2001
	11.681367	12.744198	9.10%	6,544	2000*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.919930	13.290967	-39.37%	3	2008
	21.880348	21.919930	0.18%	3	2007
	19.906540	21.880348	9.92%	3	2006
	18.065673	19.906540	10.19%	3	2005
	15.472238	18.065673	16.76%	3	2004
	11.184395	15.472238	38.34%	3	2003
	13.791138	11.184395	-18.90%	208	2002
	15.070448	13.791138	-8.49%	3	2001
	14.105728	15.070448	6.84%	9,932	2000*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.394031	10.867491	-18.86%	30	2008
	13.051225	13.394031	2.63%	30	2007
	12.689357	13.051225	2.85%	30	2006
	12.658477	12.689357	0.24%	30	2005
	12.112226	12.658477	4.51%	30	2004
	11.012457	12.112226	9.99%	15	2003
	10.471032	11.012457	5.17%	0	2002
	10.245769	10.471032	2.20%	0	2001
	9.884242	10.245769	3.66%	0	2000*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.126179	6.378855	-42.67%	0	2008
	10.485028	11.126179	6.11%	0	2007
	9.405708	10.485028	11.48%	0	2006
	8.923294	9.405708	5.41%	0	2005
	8.287900	8.923294	7.67%	0	2004
	6.625425	8.287900	25.09%	0	2003
	8.172057	6.625425	-18.93%	0	2002
	9.448103	8.172057	-13.51%	0	2001
	9.838680	9.448103	-3.97%	7,522	2000*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.574164	8.630061	-50.89%	0	2008
	16.060193	17.574164	9.43%	0	2007
	14.097378	16.060193	13.92%	0	2006
	13.027702	14.097378	8.21%	0	2005
	11.181069	13.027702	16.52%	0	2004
	9.074768	11.181069	23.21%	0	2003
	10.000000	9.074768	-9.25%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.816966	-1.83%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.690583	1.861859	-49.55%	0	2008
	3.132924	3.690583	17.80%	0	2007
	2.872608	3.132924	9.06%	0	2006
	2.943294	2.872608	-2.40%	0	2005
	2.876240	2.943294	2.33%	0	2004
	1.888681	2.876240	52.29%	0	2003
	3.364948	1.888681	-43.87%	0	2002
	5.989717	3.364948	-43.82%	0	2001
	10.000000	5.989717	-40.10%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.860952	6.990557	-49.57%	40	2008
	11.757500	13.860952	17.89%	40	2007
	10.788930	11.757500	8.98%	40	2006
	11.053980	10.788930	-2.40%	40	2005
	10.805736	11.053980	2.30%	40	2004
	7.097577	10.805736	52.25%	24	2003
	10.000000	7.097577	-29.02%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.848782	9.132639	-42.38%	0	2008
	13.197010	15.848782	20.09%	0	2007
	13.490766	13.197010	-2.18%	0	2006
	12.278996	13.490766	9.87%	0	2005
	11.131364	12.278996	10.31%	0	2004
	7.445495	11.131364	49.50%	0	2003
	10.000000	7.445495	-25.55%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.901315	6.119917	-38.19%	0	2008
	10.322987	9.901315	-4.08%	0	2007
	9.078368	10.322987	13.71%	0	2006
	8.876690	9.078368	2.27%	0	2005
	7.700955	8.876690	15.27%	0	2004
	5.972569	7.700955	28.94%	0	2003
	8.133455	5.972569	-26.57%	0	2002
	9.439135	8.133455	-13.83%	0	2001
	10.764410	9.439135	-12.31%	393	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.574423	-44.26%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.643338	6.757084	-46.56%	1,689	2008
	11.291827	12.643338	11.97%	1,567	2007
	10.662455	11.291827	5.90%	1,367	2006
	10.341087	10.662455	3.11%	1,184	2005
	9.857594	10.341087	4.90%	961	2004
	7.673761	9.857594	28.46%	985	2003
	10.695313	7.673761	-28.25%	556	2002
	12.472602	10.695313	-14.25%	72	2001
	12.742243	12.472602	-2.12%	24,319	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.384636	13.132463	-41.33%	177	2008
	21.460476	22.384636	4.31%	164	2007
	18.587129	21.460476	15.46%	278	2006
	16.570216	18.587129	12.17%	287	2005
	14.170841	16.570216	16.93%	286	2004
	10.000000	14.170841	41.71%	179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.833378	8.116450	-41.33%	0	2008
	13.264567	13.833378	4.29%	0	2007
	11.488228	13.264567	15.46%	0	2006
	10.244297	11.488228	12.14%	0	2005
	8.763286	10.244297	16.90%	0	2004
	6.245795	8.763286	40.31%	0	2003
	8.176890	6.245795	-23.62%	82	2002
	9.477189	8.176890	-13.72%	0	2001
	10.000000	9.477189	-5.23%	8,037	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.263387	2.147226	-79.08%	0	2008
	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.854537	6.551646	-39.64%	598	2008
	10.597115	10.854537	2.43%	609	2007
	9.390774	10.597115	12.85%	565	2006
	9.032316	9.390774	3.97%	564	2005
	8.411542	9.032316	7.38%	564	2004
	6.766391	8.411542	24.31%	564	2003
	8.494330	6.766391	-20.34%	130	2002
	9.639258	8.494330	-11.88%	131	2001
	10.770042	9.639258	-10.50%	32,461	2000*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.658559	5.890447	-39.01%	0	2008
	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.216980	5.604300	-50.04%	18	2008
	10.754411	11.216980	4.30%	18	2007
	10.647470	10.754411	1.00%	0	2006
	9.661983	10.647470	10.20%	0	2005
	8.222845	9.661983	17.50%	0	2004
	6.674005	8.222845	23.21%	0	2003
	9.421935	6.674005	-29.17%	0	2002
	13.975777	9.421935	-32.58%	0	2001
	16.048985	13.975777	-12.92%	23,450	2000*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.958028	9.994706	-8.79%	0	2008
	10.096567	10.958028	8.53%	0	2007
	10.000000	10.096567	0.97%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.031909	11.336230	2.76%	0	2008
	10.342510	11.031909	6.67%	0	2007
	10.000000	10.342510	3.43%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.184921	6.224330	-44.35%	0	2008
	10.966570	11.184921	1.99%	0	2007
	10.000000	10.966570	9.67%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.360242	7.470705	-39.56%	0	2008
	11.572688	12.360242	6.81%	0	2007
	10.000000	11.572688	15.73%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.039632	5.323578	-41.11%	0	2008
	10.288832	9.039632	-12.14%	0	2007
	10.000000	10.288832	2.89%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.417272	8.153728	-28.58%	0	2008
	10.976841	11.417272	4.01%	0	2007
	10.000000	10.976841	9.77%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.454813	6.918862	-39.60%	0	2008
	11.358086	11.454813	0.85%	0	2007
	10.000000	11.358086	13.58%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.558207	7.252301	-31.31%	0	2008
	10.544918	10.558207	0.13%	0	2007
	10.000000	10.544918	5.45%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.648982	7.017983	-39.75%	0	2008
	10.771588	11.648982	8.15%	0	2007
	10.000000	10.771588	7.72%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.709716	7.515473	-29.83%	0	2008
	10.718961	10.709716	-0.09%	0	2007
	10.000000	10.718961	7.19%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.686895	5.532641	-48.23%	0	2008
	10.316854	10.686895	3.59%	0	2007
	10.000000	10.316854	3.17%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.929383	6.129563	-38.27%	0	2008
	10.789724	9.929383	-7.97%	0	2007
	10.000000	10.789724	7.90%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.594927	6.522986	-43.74%	0	2008
	10.508312	11.594927	10.34%	0	2007
	10.000000	10.508312	5.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.070083	6.921132	-37.48%	0	2008
	10.953793	11.070083	1.06%	0	2007
	10.000000	10.953793	9.54%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.538879	10.473613	-0.62%	0	2008
	10.210350	10.538879	3.22%	0	2007
	10.000000	10.210350	2.10%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.724487	9.447078	-11.91%	0	2008
	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.986894	20.006837	-16.59%	21	2008
	22.954535	23.986894	4.50%	21	2007
	21.115803	22.954535	8.71%	21	2006
	19.174523	21.115803	10.12%	21	2005
	17.758937	19.174523	7.97%	21	2004
	14.157666	17.758937	25.44%	11	2003
	13.213325	14.157666	7.15%	0	2002
	12.234919	13.213325	8.00%	0	2001
	11.195718	12.234919	9.28%	665	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.515505	9.514481	-45.68%	0	2008
	15.582955	17.515505	12.40%	0	2007
	12.693500	15.582955	22.76%	0	2006
	11.649219	12.693500	8.96%	0	2005
	10.115781	11.649219	15.16%	0	2004
	8.092698	10.115781	25.00%	0	2003
	10.000000	8.092698	-19.07%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.915263	5.177730	-47.78%	73	2008
	8.240527	9.915263	20.32%	75	2007
	7.686787	8.240527	7.20%	69	2006
	6.664359	7.686787	15.34%	78	2005
	5.586822	6.664359	19.29%	78	2004
	4.017136	5.586822	39.07%	86	2003
	5.948504	4.017136	-32.47%	79	2002
	8.579581	5.948504	-30.67%	0	2001
	10.000000	8.579581	-14.20%	1,543	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.078268	16.496210	-39.08%	51	2008
	33.288560	27.078268	-18.66%	51	2007
	24.579498	33.288560	35.43%	51	2006
	21.404236	24.579498	14.83%	51	2005
	15.996561	21.404236	33.81%	51	2004
	11.857917	15.996561	34.90%	29	2003
	12.183524	11.857917	-2.67%	0	2002
	11.307986	12.183524	7.74%	0	2001
	10.897503	11.307986	3.77%	1,019	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.032847	10.384496	-65.42%	0	2008
	22.256442	30.032847	34.94%	0	2007
	16.258430	22.256442	36.89%	0	2006
	12.567660	16.258430	29.37%	0	2005
	10.000000	12.567660	25.68%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.417891	12.581837	-65.45%	0	2008
	26.978611	36.417891	34.99%	0	2007
	19.714010	26.978611	36.85%	0	2006
	15.223485	19.714010	29.50%	0	2005
	12.326720	15.223485	23.50%	0	2004
	8.149155	12.326720	51.26%	0	2003
	8.555421	8.149155	-4.75%	0	2002
	8.883159	8.555421	-3.69%	0	2001
	15.575591	8.883159	-42.97%	4,581	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	40.940303	21.636393	-47.15%	0	2008
	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	0	2006
	15.799703	23.510115	48.80%	0	2005
	10.000000	12.425394	24.25%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	32.190396	17.020982	-47.12%	0	2008
	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	0	2006
	12.425394	18.482404	48.75%	0	2005
	12.964418	15.799703	21.87%	0	2004
	9.127452	12.964418	42.04%	0	2003
	9.575679	9.127452	-4.68%	0	2002
	10.900909	9.575679	-12.16%	0	2001
	9.973670	10.900909	9.30%	0	2000*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.306740	8.110530	-39.05%	0	2008
	12.337965	13.306740	7.85%	0	2007
	11.062742	12.337965	11.53%	0	2006
	10.369426	11.062742	6.69%	0	2005
	9.638578	10.369426	7.58%	0	2004
	7.279475	9.638578	32.41%	0	2003
	9.693126	7.279475	-24.90%	0	2002
	9.850703	9.693126	-1.60%	0	2001
	10.000000	9.850703	-1.49%	1,086	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.563331	7.382417	-41.24%	1,927	2008
	12.011263	12.563331	4.60%	1,747	2007
	10.910136	12.011263	10.09%	1,526	2006
	10.308024	10.910136	5.84%	1,278	2005
	8.888143	10.308024	15.98%	1,001	2004
	6.612889	8.888143	34.41%	991	2003
	9.211624	6.612889	-28.21%	581	2002
	9.752349	9.211624	-5.54%	105	2001
	10.000000	9.752349	-2.70%	5,095	2000*

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.982406	6.641496	-39.53%	0	2008
	10.960529	10.982406	0.20%	0	2007
	10.110905	10.960529	8.40%	0	2006
	9.793557	10.110905	3.24%	0	2005
	9.289687	9.793557	5.42%	0	2004
	8.142095	9.289687	14.09%	0	2003
	10.017094	8.142095	-18.72%	0	2002
	10.000000	10.017094	0.17%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.206531	5.756077	-52.84%	0	2008
	12.283120	12.206531	-0.62%	0	2007
	11.091360	12.283120	10.74%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.382391	6.981570	-43.62%	0	2008
	11.275401	12.382391	9.82%	0	2007
	10.817539	11.275401	4.23%	0	2006
	10.136370	10.817539	6.72%	0	2005
	9.695517	10.136370	4.55%	0	2004
	7.634447	9.695517	27.00%	0	2003
	10.293681	7.634447	-25.83%	0	2002
	10.000000	10.293681	2.94%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.661314	7.122340	-43.75%	0	2008
	11.558365	12.661314	9.54%	0	2007
	11.114312	11.558365	4.00%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.565594	7.550532	-48.16%	0	2008
	13.439252	14.565594	8.38%	0	2007
	11.789285	13.439252	14.00%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.427577	9.197045	-31.51%	0	2008
	12.667877	13.427577	6.00%	0	2007
	11.070091	12.667877	14.43%	0	2006
	10.720124	11.070091	3.26%	0	2005
	10.033413	10.720124	6.84%	0	2004
	8.224372	10.033413	22.00%	0	2003
	9.936519	8.224372	-17.23%	0	2002
	10.000000	9.936519	-0.63%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.665740	8.164449	-30.01%	0	2008
	10.637883	11.665740	9.66%	0	2007
	10.000000	10.637883	6.38%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.766113	6.385572	-45.73%	0	2008
	12.705239	11.766113	-7.39%	0	2007
	10.000000	12.705239	27.05%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.513983	11.991466	-41.54%	0	2008
	18.239352	20.513983	12.47%	0	2007
	14.505526	18.239352	25.74%	0	2006
	12.544162	14.505526	15.64%	0	2005
	10.316906	12.544162	21.59%	0	2004
	8.152603	10.316906	26.55%	0	2003
	10.000000	8.152603	-18.47%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.528655	6.975674	-39.49%	0	2008
	10.168448	11.528655	13.38%	0	2007
	10.000000	10.168448	1.68%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.476070	9.749478	-37.00%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.980892	7.042646	-35.86%	5,929	2008
	11.208049	10.980892	-2.03%	5,929	2007
	9.762160	11.208049	14.81%	5,929	2006
	9.515084	9.762160	2.60%	5,929	2005
	8.588388	9.515084	10.79%	5,603	2004
	6.771407	8.588388	26.83%	4,688	2003
	8.565466	6.771407	-20.95%	3,407	2002
	9.533240	8.565466	-10.15%	0	2001
	10.876352	9.533240	-12.35%	9,223	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.653912	7.927530	-45.90%	204	2008
	12.660755	14.653912	15.74%	204	2007
	10.327307	12.660755	22.59%	203	2006
	9.299489	10.327307	11.05%	203	2005
	8.252742	9.299489	12.68%	203	2004
	6.759875	8.252742	22.08%	203	2003
	8.658367	6.759875	-21.93%	203	2002
	12.469801	8.658367	-30.57%	0	2001
	15.289171	12.469801	-18.44%	36,626	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.361583	9.392335	-45.90%	921	2008
	15.000136	17.361583	15.74%	613	2007
	12.235526	15.000136	22.59%	613	2006
	11.032771	12.235526	10.90%	613	2005
	9.777622	11.032771	12.84%	613	2004
	8.008918	9.777622	22.08%	613	2003
	10.000000	8.008918	-19.91%	570	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.544161	7.821122	-25.83%	13,483	2008
	11.008838	10.544161	-4.22%	0	2007
	10.000000	11.008838	10.09%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.884673	6.818906	-42.62%	404	2008
	10.017050	11.884673	18.64%	404	2007
	10.561751	10.017050	-5.16%	404	2006
	10.542872	10.561751	0.18%	404	2005
	9.715318	10.542872	8.52%	404	2004
	9.715318	9.715318	22.47%	404	2003
	7.933115	7.933115	-20.67%	178	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.201559	10.913729	-28.21%	10,872	2008
	16.345471	15.201559	-7.00%	1,882	2007
	14.048945	16.345471	16.35%	1,924	2006
	13.640862	14.048945	2.99%	1,924	2005
	12.168003	13.640862	12.10%	1,904	2004
	9.623047	12.168003	26.45%	2,271	2003
	11.232186	9.623047	-14.33%	1,729	2002
	10.154779	11.232186	10.61%	162	2001
	8.765289	10.154779	15.85%	9,206	2000*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.020777	6.558839	-49.63%	420	2008
	9.501848	13.020777	37.03%	0	2007
	10.000000	9.501848	-4.98%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.256412	10.861571	-3.51%	0	2008
	10.485957	11.256412	7.35%	0	2007
	10.526828	10.485957	-0.39%	0	2006
	10.570422	10.526828	-0.41%	0	2005
	10.188610	10.570422	3.75%	0	2004
	10.000000	10.188610	1.89%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.610987	7.638446	-39.43%	0	2008
	12.602692	12.610987	0.07%	0	2007
	11.106099	12.602692	13.48%	0	2006
	10.608366	11.106099	4.69%	0	2005
	9.667800	10.608366	9.73%	0	2004
	7.858057	9.667800	23.03%	0	2003
	10.177758	7.858057	-22.79%	0	2002
	10.000000	10.177758	1.78%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.382062	7.596014	-38.65%	0	2008
	13.417216	12.382062	-7.72%	0	2007
	11.282030	13.417216	18.93%	0	2006
	10.762573	11.282030	4.83%	0	2005
	9.698627	10.762573	10.97%	0	2004
	8.001454	9.698627	21.21%	0	2003
	10.155780	8.001454	-21.21%	0	2002
	10.000000	10.155780	1.56%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	19.004568	8.984532	-52.72%	0	2008
	14.357155	19.004568	32.37%	0	2007
	14.179552	14.357155	1.25%	0	2006
	12.642611	14.179552	12.16%	0	2005
	11.002213	12.642611	14.91%	0	2004
	8.216307	11.002213	33.91%	0	2003
	10.475068	8.216307	-21.56%	0	2002
	10.000000	10.475068	4.75%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.299891	8.267254	-42.19%	0	2008
	12.509669	14.299891	14.31%	0	2007
	10.752079	12.509669	16.35%	0	2006
	9.336979	10.752079	15.16%	0	2005
	8.299122	9.336979	12.51%	0	2004
	6.359555	8.299122	30.50%	0	2003
	8.098098	6.359555	-21.47%	0	2002
	10.627648	8.098098	-23.80%	0	2001
	14.625579	10.627648	-27.34%	0	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.162678	5.827632	-47.79%	0	2008
	11.855002	11.162678	-5.84%	0	2007
	10.679910	11.855002	11.00%	0	2006
	9.377684	10.679910	13.89%	0	2005
	8.105931	9.377684	15.69%	0	2004
	5.598697	8.105931	44.78%	0	2003
	8.672533	5.598697	-35.44%	0	2002
	12.396149	8.672533	-30.04%	0	2001
	15.595284	12.396149	-20.51%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.330772	7.714976	-37.43%	0	2008
	12.356648	12.330772	-0.21%	0	2007
	10.558553	12.356648	17.03%	0	2006
	9.957039	10.558553	6.04%	0	2005
	9.120448	9.957039	9.17%	0	2004
	7.431583	9.120448	22.73%	0	2003
	9.855838	7.431583	-24.60%	0	2002
	9.958846	9.855838	-1.03%	0	2001
	9.324847	9.958846	6.80%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.050576	9.517370	-32.26%	315	2008
	14.426082	14.050576	-2.60%	630	2007
	12.859069	14.426082	12.19%	676	2006
	12.229431	12.859069	5.15%	676	2005
	10.233061	12.229431	19.51%	705	2004
	7.574621	10.233061	35.10%	300	2003
	10.000000	7.574621	-24.25%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.084805	5.198062	-35.71%	0	2008
	7.650810	8.084805	5.67%	0	2007
	7.145145	7.650810	7.08%	0	2006
	7.032566	7.145145	1.60%	0	2005
	6.753010	7.032566	4.14%	0	2004
	5.465865	6.753010	23.55%	837	2003
	7.845781	5.465865	-30.33%	837	2002
	10.336445	7.845781	-24.10%	171	2001
	11.848121	10.336445	-12.76%	19,564	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.291429	6.342624	-38.37%	2,489	2008
	9.973108	10.291429	3.19%	3,542	2007
	8.806100	9.973108	13.25%	3,542	2006
	8.578259	8.806100	2.66%	3,856	2005
	7.907426	8.578259	8.48%	3,856	2004
	6.282549	7.907426	25.86%	7,888	2003
	8.253345	6.282549	-23.88%	7,514	2002
	9.586268	8.253345	-13.90%	776	2001
	10.775998	9.586268	-11.04%	89,971	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.804629	7.463107	-30.93%	1,245	2008
	10.286962	10.804629	5.03%	1,245	2007
	9.006853	10.286962	14.21%	1,245	2006
	8.800191	9.006853	2.35%	1,245	2005
	8.544050	8.800191	3.00%	1,245	2004
	7.191435	8.544050	18.81%	1,967	2003
	8.806588	7.191435	-18.34%	2,279	2002
	9.904915	8.806588	-11.09%	162	2001
	10.166971	9.904915	-2.58%	7,007	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.958615	6.705286	-38.81%	0	2008
	12.567821	10.958615	-12.80%	0	2007
	12.351449	12.567821	1.75%	0	2006
	11.905706	12.351449	3.74%	0	2005
	10.905688	11.905706	9.17%	0	2004
	8.445830	10.905688	29.13%	0	2003
	10.650860	8.445830	-20.70%	0	2002
	10.000000	10.650860	6.51%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.303733	11.248460	-38.55%	0	2008
	17.925204	18.303733	2.11%	0	2007
	14.911082	17.925204	20.21%	0	2006
	13.590818	14.911082	9.71%	0	2005
	11.548639	13.590818	17.68%	0	2004
	8.637753	11.548639	33.70%	0	2003
	10.036933	8.637753	-13.94%	0	2002
	10.000000	10.036933	0.37%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.909861	9.632684	-2.80%	0	2008
	10.260428	9.909861	-3.42%	0	2007
	10.000000	10.260428	2.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.082714	11.892727	-9.10%	94	2008
	12.662586	13.082714	3.32%	503	2007
	12.398658	12.662586	2.13%	806	2006
	12.482613	12.398658	-0.67%	831	2005
	12.286109	12.482613	1.60%	875	2004
	11.974186	12.286109	2.60%	943	2003
	11.172482	11.974186	7.18%	2,848	2002
	10.550300	11.172482	5.90%	0	2001
	9.741035	10.550300	8.31%	1,319	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.154983	9.089529	-43.74%	18,892	2008
	14.022824	16.154983	15.20%	9,084	2007
	12.815637	14.022824	9.42%	9,083	2006
	11.185234	12.815637	14.58%	8,622	2005
	9.890473	11.185234	13.09%	8,199	2004
	7.858792	9.890473	25.85%	7,199	2003
	8.849226	7.858792	-11.19%	4,959	2002
	10.299521	8.849226	-14.08%	420	2001
	11.259347	10.299521	-8.52%	50,886	2000*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.330123	5.959038	-55.30%	531	2008
	9.335630	13.330123	42.79%	0	2007
	10.000000	9.335630	-6.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.654456	7.108684	-43.82%	16,004	2008
	12.727104	12.654456	-0.57%	17,173	2007
	10.809032	12.727104	17.75%	17,304	2006
	10.423208	10.809032	3.70%	16,785	2005
	9.544098	10.423208	9.21%	16,063	2004
	7.474825	9.544098	27.68%	15,000	2003
	9.184896	7.474825	-18.62%	14,972	2002
	9.871006	9.184896	-6.95%	504	2001
	9.294244	9.871006	6.21%	29,366	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.148565	8.189864	-26.54%	0	2008
	10.466571	11.148565	6.52%	0	2007
	10.000000	10.466571	4.67%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.326155	7.472349	-34.03%	0	2008
	10.486464	11.326155	8.01%	0	2007
	10.000000	10.486464	4.86%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.455106	6.954853	-39.29%	0	2008
	10.506530	11.455106	9.03%	0	2007
	10.000000	10.506530	5.07%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.118585	4.017686	-55.94%	0	2008
	7.559079	9.118585	20.63%	0	2007
	7.320930	7.559079	3.25%	0	2006
	6.858317	7.320930	6.75%	0	2005
	6.533465	6.858317	4.97%	1,870	2004
	5.138966	6.533465	27.14%	1,870	2003
	6.712445	5.138966	-23.44%	1,870	2002
	8.002263	6.712445	-16.12%	0	2001
	9.853171	8.002263	-18.78%	4,834	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.529463	5.447351	-48.27%	0	2008
	8.465284	10.529463	24.38%	828	2007
	8.088667	8.465284	4.66%	828	2006
	7.806203	8.088667	3.62%	1,131	2005
	7.709846	7.806203	1.25%	1,131	2004
	5.921737	7.709846	30.20%	4,605	2003
	8.652786	5.921737	-31.56%	4,547	2002
	10.727787	8.652786	-19.34%	732	2001
	12.301489	10.727787	-12.79%	37,255	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.477805	6.963750	-26.53%	48	2008
	9.417143	9.477805	0.64%	48	2007
	8.638300	9.417143	9.02%	97	2006
	8.592804	8.638300	0.53%	97	2005
	8.005701	8.592804	7.33%	97	2004
	6.430462	8.005701	24.50%	3,092	2003
	6.329333	6.430462	1.60%	0	2002
	7.327699	6.329333	-13.62%	0	2001
	9.656256	7.327699	-24.11%	15,687	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.756219	7.176448	-26.44%	0	2008
	10.000000	9.756219	-2.44%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.787773	10.223567	-5.23%	296	2008
	10.558795	10.787773	2.17%	296	2007
	10.324258	10.558795	2.27%	339	2006
	10.314459	10.324258	0.10%	339	2005
	10.084062	10.314459	2.28%	367	2004
	10.000000	10.084062	0.84%	272	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.111064	6.589934	-40.69%	16,025	2008
	9.813433	11.111064	13.22%	0	2007
	10.000000	9.813433	-1.87%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.092331	8.306509	-44.96%	0	2008
	13.134135	15.092331	14.91%	0	2007
	11.356452	13.134135	15.65%	0	2006
	9.734736	11.356452	16.66%	0	2005
	8.748328	9.734736	11.28%	0	2004
	6.230312	8.748328	40.42%	0	2003
	7.977219	6.230312	-21.90%	0	2002
	10.335636	7.977219	-22.82%	0	2001
	13.036900	10.335636	-20.72%	10,698	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.644891	10.259392	-44.97%	283	2008
	16.223187	18.644891	14.93%	414	2007
	14.027069	16.223187	15.66%	725	2006
	12.028740	14.027069	16.61%	303	2005
	10.809048	12.028740	11.28%	303	2004
	7.695341	10.809048	40.46%	0	2003
	10.000000	7.695341	-23.05%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.201537	7.276890	-52.13%	483	2008
	14.683306	15.201537	3.53%	768	2007
	12.887119	14.683306	13.94%	768	2006
	12.815288	12.887119	0.56%	768	2005
	11.466264	12.815288	11.77%	768	2004
	7.411055	11.466264	54.72%	483	2003
	10.000000	7.411055	-25.89%	220	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.261623	7.767215	-31.03%	52	2008
	11.070887	11.261623	1.72%	0	2007
	10.000000	11.070887	10.71%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.678516	6.356293	-34.33%	16,271	2008
	10.112789	9.678516	-4.29%	0	2007
	10.000000	10.112789	1.13%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.403748	6.219742	-53.60%	411	2008
	10.623123	13.403748	26.18%	0	2007
	10.000000	10.623123	6.23%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.401643	10.196956	-41.40%	0	2008
	15.329278	17.401643	13.52%	0	2007
	12.845963	15.329278	19.33%	0	2006
	11.858367	12.845963	8.33%	0	2005
	10.173994	11.858367	16.56%	0	2004
	7.827971	10.173994	29.97%	0	2003
	10.000000	7.827971	-21.72%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.235605	7.150886	-41.56%	423	2008
	10.810452	12.235605	13.18%	0	2007
	10.000000	10.810452	8.10%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.325594	11.793991	4.14%	9,454	2008
	10.404170	11.325594	8.86%	0	2007
	10.000000	10.404170	4.04%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.969789	9.148446	-34.51%	0	2008
	13.907899	13.969789	0.44%	0	2007
	12.139383	13.907899	14.57%	0	2006
	11.335773	12.139383	7.09%	0	2005
	10.000000	11.335773	13.36%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.021149	6.017725	-45.40%	2,803	2008
	8.227353	11.021149	33.96%	2,262	2007
	7.689536	8.227353	6.99%	2,311	2006
	6.967145	7.689536	10.37%	2,730	2005
	6.023371	6.967145	15.67%	2,762	2004
	5.109290	6.023371	17.89%	2,659	2003
	6.198324	5.109290	-17.57%	1,932	2002
	8.088130	6.198324	-23.37%	412	2001
	10.000000	8.088130	-19.12%	72,579	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.495213	2.469354	-45.07%	0	2008
	3.767580	4.495213	19.31%	265	2007
	3.563365	3.767580	5.73%	265	2006
	3.257732	3.563365	9.38%	265	2005
	3.303823	3.257732	-1.40%	265	2004
	2.300349	3.303823	43.62%	265	2003
	3.972038	2.300349	-42.09%	2,909	2002
	6.463807	3.972038	-38.55%	265	2001
	10.000000	6.463807	-35.36%	50,902	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.891346	7.641283	-44.99%	0	2008
	11.637427	13.891346	19.37%	9	2007
	10.995253	11.637427	5.84%	9	2006
	10.072352	10.995253	9.16%	9	2005
	10.187572	10.072352	-1.13%	9	2004
	7.061561	10.187572	44.27%	0	2003
	10.000000	7.061561	-29.38%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.188123	10.744776	-37.49%	0	2008
	16.518821	17.188123	4.05%	0	2007
	15.208589	16.518821	8.62%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.911129	7.452258	-53.16%	0	2008
	12.677177	15.911129	25.51%	0	2007
	8.817110	12.677177	43.78%	0	2006
	6.815092	8.817110	29.38%	0	2005
	5.856236	6.815092	16.37%	0	2004
	4.439471	5.856236	31.91%	0	2003
	6.098839	4.439471	-27.21%	0	2002
	8.124596	6.098839	-24.93%	0	2001
	10.000000	8.124596	-18.75%	28,745	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.667553	12.963738	-53.14%	1,244	2008
	22.034711	27.667553	25.56%	1,443	2007
	15.318384	22.034711	43.84%	1,443	2006
	11.833234	15.318384	29.45%	1,277	2005
	10.166316	11.833234	16.40%	1,277	2004
	7.706084	10.166316	31.93%	965	2003
	10.000000	7.706084	-22.94%	532	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.853192	9.794748	-34.06%	16,944	2008
	14.080921	14.853192	5.48%	0	2007
	11.916542	14.080921	18.16%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.542493	7.717133	-38.47%	20,282	2008
	11.913163	12.542493	5.28%	0	2007
	10.715948	11.913163	11.17%	0	2006
	10.082381	10.715948	6.28%	0	2005
	8.878710	10.082381	13.56%	0	2004
	6.872361	8.878710	29.19%	0	2003
	9.529703	6.872361	-27.88%	0	2002
	9.869229	9.529703	-3.44%	0	2001
	9.951814	9.869229	-0.83%	8,310	2000*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.435841	5.480483	-47.48%	507	2008
	10.313160	10.435841	1.19%	0	2007
	10.000000	10.313160	3.13%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.270774	8.478874	-44.48%	3,737	2008
	12.712214	15.270774	20.13%	3,737	2007
	11.303406	12.712214	12.46%	3,737	2006
	10.134807	11.303406	11.53%	3,325	2005
	8.887039	10.134807	14.04%	3,172	2004
	7.076993	8.887039	25.58%	3,013	2003
	10.215088	7.076993	-30.72%	1,777	2002
	13.827826	10.215088	-26.13%	0	2001
	15.238417	13.827826	-9.26%	13,566	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.008467	6.538519	-53.32%	0	2008
	13.068594	14.008467	7.19%	0	2007
	11.874246	13.068594	10.06%	0	2006
	10.258387	11.874246	15.75%	0	2005
	8.793708	10.258387	16.66%	0	2004
	6.638920	8.793708	32.46%	0	2003
	8.926202	6.638920	-25.62%	0	2002
	9.369810	8.926202	-4.73%	0	2001
	9.488501	9.369810	-1.25%	232	2000*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.240162	5.426859	-47.00%	0	2008
	10.135502	10.240162	1.03%	0	2007
	10.000000	10.135502	1.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.283009	8.728489	-15.12%	0	2008
	10.010930	10.283009	2.72%	0	2007
	9.797782	10.010930	2.18%	0	2006
	9.849942	9.797782	-0.53%	0	2005
	9.968174	9.849942	-1.19%	0	2004
	10.000000	9.968174	-0.32%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.513661	8.019545	-40.66%	0	2008
	13.713341	13.513661	-1.46%	0	2007
	13.287497	13.713341	3.20%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.848384	8.222313	-40.63%	0	2008
	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	0	2005
	10.000000	11.236012	12.36%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.843154	7.465869	-31.15%	0	2008
	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.502388	9.280979	-11.63%	0	2008
	10.402195	10.502388	0.96%	0	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.998783	7.218983	-39.84%	420	2008
	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.222723	6.138425	-45.30%	0	2008
	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.762924	5.928601	-39.27%	0	2008
	10.000000	9.762924	-2.37%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.801773	9.038731	-29.39%	1,434	2008
	12.660879	12.801773	1.11%	1,661	2007
	11.674092	12.660879	8.45%	1,703	2006
	11.628808	11.674092	0.39%	2,249	2005
	10.772386	11.628808	7.95%	2,297	2004
	8.985305	10.772386	19.89%	4,855	2003
	8.877656	8.985305	1.21%	1,238	2002
	8.688881	8.877656	2.17%	237	2001
	9.660301	8.688881	-10.06%	481	2000*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.412324	8.045559	-29.50%	0	2008
	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.984109	13.245123	-58.59%	0	2008
	22.409190	31.984109	42.73%	0	2007
	16.715714	22.409190	34.06%	0	2006
	12.852297	16.715714	30.06%	0	2005
	10.855897	12.852297	18.39%	0	2004
	6.699200	10.855897	62.05%	0	2003
	8.060116	6.699200	-16.88%	0	2002
	8.670989	8.060116	-7.05%	0	2001
	10.000000	8.670989	-13.29%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.649755	14.739430	-58.65%	7,405	2008
	24.982737	35.649755	42.70%	261	2007
	18.645428	24.982737	33.99%	841	2006
	14.334085	18.645428	30.08%	864	2005
	12.106188	14.334085	18.40%	888	2004
	7.472752	12.106188	62.00%	0	2003
	10.000000	7.472752	-25.27%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.329502	13.374645	-34.21%	9,558	2008
	17.223629	20.329502	18.03%	2,801	2007
	12.765982	17.223629	34.92%	2,801	2006
	12.227013	12.765982	4.41%	2,801	2005
	9.596197	12.227013	27.42%	2,801	2004
	7.881827	9.596197	21.75%	2,740	2003
	10.000000	7.881827	-21.18%	2,262	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.805206	7.830398	-47.11%	0	2008
	11.877044	14.805206	24.65%	0	2007
	9.109532	11.877044	30.38%	0	2006
	7.134712	9.109532	27.68%	0	2005
	6.372114	7.134712	11.97%	0	2004
	4.791752	6.372114	32.98%	0	2003
	6.439422	4.791752	-25.59%	0	2002
	9.205983	6.439422	-30.05%	0	2001
	10.000000	9.205983	-7.94%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.865994	12.626552	-47.09%	17,129	2008
	19.145342	23.865994	24.66%	0	2007
	14.685797	19.145342	30.37%	0	2006
	11.505225	14.685797	27.64%	0	2005
	10.261213	11.505225	12.12%	0	2004
	7.732842	10.261213	32.70%	0	2003
	10.000000	7.732842	-22.67%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.356569	7.834469	-45.43%	0	2008
	12.213220	14.356569	17.55%	0	2007
	9.894531	12.213220	23.43%	0	2006
	8.455560	9.894531	17.02%	0	2005
	7.455683	8.455560	13.41%	0	2004
	5.588592	7.455683	33.41%	0	2003
	7.639563	5.588592	-26.85%	0	2002
	9.597955	7.639563	-20.40%	0	2001
	11.163349	9.597955	-14.02%	261	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.003983	14.194293	-45.41%	207	2008
	22.113970	26.003983	17.59%	0	2007
	17.925550	22.113970	23.37%	0	2006
	15.318567	17.925550	17.02%	0	2005
	13.507152	15.318567	13.41%	0	2004
	10.000000	13.507152	35.07%	580	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.114449	-48.86%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.097509	-39.02%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.884632	-21.15%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.165610	-28.34%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.029915	-9.70%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.521865	-24.78%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.804125	-31.96%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.262967	-17.37%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.815492	-1.85%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.799538	-2.00%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.990417	9.487132	-47.27%	0	2008
	18.558391	17.990417	-3.06%	270	2007
	15.727872	18.558391	18.00%	270	2006
	14.427987	15.727872	9.01%	270	2005
	12.148227	14.427987	18.77%	270	2004
	8.758376	12.148227	38.70%	0	2003
	10.000000	8.758376	-12.42%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.395641	14.148403	5.62%	17,152	2008
	12.750712	13.395641	5.06%	1,623	2007
	12.583156	12.750712	1.33%	2,233	2006
	12.427143	12.583156	1.26%	2,258	2005
	12.273884	12.427143	1.25%	2.567	2004
	12.272524	12.273884	0.01%	2,818	2003
	11.277822	12.272524	8.82%	3,311	2002
	10.725199	11.277822	5.15%	72	2001
	9.718698	10.725199	10.36%	26,795	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.045400	3.633034	-39.90%	0	2008
	5.158135	6.045400	17.20%	0	2007
	4.954837	5.158135	4.10%	0	2006
	4.744656	4.954837	4.43%	0	2005
	4.474066	4.744656	6.05%	0	2004
	3.437514	4.474066	30.15%	6,020	2003
	4.918714	3.437514	-30.11%	6,020	2002
	6.981582	4.918714	-29.55%	0	2001
	9.691237	6.981582	-27.96%	259	2000*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.133697	10.361082	-26.69%	1,547	2008
	12.732137	14.133697	11.01%	2,813	2007
	12.643043	12.732137	0.70%	2,957	2006
	11.892009	12.643043	6.32%	2,813	2005
	11.246360	11.892009	5.74%	2,813	2004
	8.386081	11.246360	34.11%	2,763	2003
	10.000000	8.386081	-16.14%	2,234	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.604467	6.475014	-44.20%	0	2008
	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.671436	10.754578	-7.86%	419	2008
	11.296906	11.671436	3.32%	583	2007
	10.852024	11.296906	4.10%	583	2006
	10.712983	10.852024	1.30%	614	2005
	10.440308	10.712983	2.61%	667	2004
	9.867718	10.440308	5.80%	705	2003
	10.000000	9.867718	-1.32%	404	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.535829	10.442150	-16.70%	1,108	2008
	12.078751	12.535829	3.78%	1,278	2007
	11.361342	12.078751	6.31%	1,278	2006
	11.089202	11.361342	2.45%	1,310	2005
	10.554142	11.089202	5.07%	1,365	2004
	9.467085	10.554142	11.48%	1,405	2003
	10.000000	9.467085	-5.33%	929	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.254940	9.981650	-24.69%	20,142	2008
	12.795804	13.254940	3.59%	1,616	2007
	11.719089	12.795804	9.19%	1,616	2006
	11.345172	11.719089	3.30%	1,616	2005
	10.563437	11.345172	7.40%	2,217	2004
	8.973976	10.563437	17.71%	2,261	2003
	10.000000	8.973976	-10.26%	4,564	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.285581	9.609780	-32.73%	891	2008
	13.726986	14.285581	4.07%	891	2007
	12.222044	13.726986	12.31%	891	2006
	11.641115	12.222044	4.99%	891	2005
	10.591735	11.641115	9.91%	1,826	2004
	8.529580	10.591735	24.18%	1,826	2003
	10.000000	8.529580	-14.70%	169	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.898112	9.225337	-38.08%	0	2008
	14.341512	14.898112	3.88%	0	2007
	12.514870	14.341512	14.60%	0	2006
	11.825111	12.514870	5.83%	0	2005
	10.576701	11.825111	11.80%	0	2004
	8.180038	10.576701	29.30%	0	2003
	10.000000	8.180038	-18.20%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.412092	12.092805	-37.70%	2,417	2008
	18.408643	19.412092	5.45%	2,883	2007
	17.084241	18.408643	7.75%	2,916	2006
	15.542473	17.084241	9.92%	2,916	2005
	13.696747	15.542473	13.48%	2,839	2004
	10.374056	13.696747	32.03%	5,041	2003
	12.492426	10.374056	-16.96%	3,484	2002
	12.911023	12.492426	-3.24%	324	2001
	10.775998	12.911023	19.81%	89,971	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.042934	11.049962	0.06%	25,591	2008
	10.748619	11.042934	2.74%	7,992	2007
	10.486717	10.748619	2.50%	1,199	2006
	10.416772	10.486717	0.67%	389	2005
	10.538430	10.416772	-1.15%	274	2004
	10.681191	10.538430	-1.34%	155	2003
	10.763223	10.681191	-0.76%	47	2002
	10.596630	10.763223	1.57%	0	2001
	10.191993	10.596630	3.97%	54,546	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.060022	-39.40%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.606235	11.368735	-47.38%	52	2008
	21.410719	21.606235	0.91%	288	2007
	17.788904	21.410719	20.36%	296	2006
	16.190131	17.788904	9.87%	296	2005
	13.730108	16.190131	17.92%	279	2004
	10.000000	13.730108	37.30%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.281234	-37.19%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.197482	-38.03%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.669444	-33.31%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.069497	8.441780	-47.47%	188	2008
	14.934656	16.069497	7.60%	1,812	2007
	14.757674	14.934656	1.20%	1,812	2006
	13.923705	14.757674	5.99%	1,812	2005
	12.520788	13.923705	11.20%	1,812	2004
	13.507152	12.520788	31.65%	1,570	2003
	9.510606	9.510606	-34.59%	1,718	2002
	14.540363	14.540363	-12.59%	0	2001
	16.634699	16.634699	-17.80%	4,291	2000*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.464240	14.278474	-33.48%	1,014	2008
	23.514801	21.464240	-8.72%	2,337	2007
	20.445386	23.514801	15.01%	2,337	2006
	20.229150	20.445386	1.07%	2,345	2005
	17.588746	20.229150	15.01%	2,345	2004
	11.436036	17.588746	53.80%	2,625	2003
	16.013702	11.436036	-28.59%	2,353	2002
	12.733436	16.013702	25.76%	113	2001
	11.677418	12.733436	9.04%	4,708	2000*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.823314	13.225620	-39.40%	10,807	2008
	21.795083	21.823314	0.13%	3,189	2007
	19.839045	21.795083	9.86%	3,189	2006
	18.013574	19.839045	10.13%	3,189	2005
	15.435486	18.013574	16.70%	3,018	2004
	11.163516	15.435486	38.27%	2,675	2003
	13.772426	11.163516	-18.94%	2,068	2002
	15.057727	13.772426	-8.54%	183	2001
	14.100980	15.057727	6.78%	9,183	2000*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.335007	10.814092	-18.90%	0	2008
	13.000381	13.335007	2.57%	230	2007
	12.646355	13.000381	2.80%	608	2006
	12.621996	12.646355	0.19%	608	2005
	12.083481	12.621996	4.46%	608	2004
	10.991915	12.083481	9.93%	587	2003
	10.456814	10.991915	5.12%	462	2002
	10.237115	10.456814	2.15%	209	2001
	9.880904	10.237115	3.61%	5,401	2000*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.077166	6.347507	-42.70%	2,020	2008
	10.444186	11.077166	6.06%	2,020	2007
	9.373836	10.444186	11.42%	2,020	2006
	8.897570	9.373836	5.35%	2,339	2005
	8.268230	8.897570	7.61%	2,228	2004
	6.613060	8.268230	25.03%	2,210	2003
	8.160969	6.613060	-18.97%	1,884	2002
	9.440134	8.160969	-13.55%	314	2001
	9.835355	9.440134	-4.02%	7,818	2000*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.521136	8.599617	-50.92%	0	2008
	16.019936	17.521136	9.37%	0	2007
	14.069192	16.019936	13.87%	0	2006
	13.008254	14.069192	8.16%	0	2005
	11.170073	13.008254	16.46%	0	2004
	9.070448	11.170073	23.15%	0	2003
	10.000000	9.070448	-9.30%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.813634	-1.86%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.676954	1.854039	-49.58%	0	2008
	3.122945	3.676954	17.74%	0	2007
	2.864905	3.122945	9.01%	0	2006
	2.936900	2.864905	-2.45%	0	2005
	2.871458	2.936900	2.28%	0	2004
	1.886498	2.871458	52.21%	0	2003
	3.362778	1.886498	-43.90%	0	2002
	5.988974	3.362778	-43.85%	0	2001
	10.000000	5.988974	-40.11%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.820981	6.966833	-49.59%	400	2008
	11.729594	13.820981	17.83%	0	2007
	10.768796	11.729594	8.92%	0	2006
	11.038967	10.768796	-2.45%	0	2005
	10.796562	11.038967	2.25%	0	2004
	7.095154	10.796562	52.17%	0	2003
	10.000000	7.095154	-29.05%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.800961	9.100423	-42.41%	336	2008
	13.163927	15.800961	20.03%	309	2007
	13.463789	13.163927	-2.23%	309	2006
	12.260664	13.463789	9.81%	309	2005
	11.120418	12.260664	10.25%	309	2004
	7.441956	11.120418	49.43%	0	2003
	10.000000	7.441956	-25.58%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.857669	6.089825	-38.22%	16,729	2008
	10.282762	9.857669	-4.13%	548	2007
	9.047598	10.282762	13.65%	548	2006
	8.851094	9.047598	2.22%	548	2005
	7.682654	8.851094	15.21%	548	2004
	5.961415	7.682654	28.87%	548	2003
	8.122414	5.961415	-26.61%	247	2002
	9.431156	8.122414	-13.88%	0	2001
	10.760775	9.431156	-12.36%	10,061	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.572514	-44.27%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.587628	6.723863	-46.58%	8,625	2008
	11.247833	12.587628	11.91%	10,685	2007
	10.626304	11.247833	5.85%	10,685	2006
	10.311271	10.626304	3.06%	10,685	2005
	9.834176	10.311271	4.85%	10,382	2004
	7.659427	9.834176	28.39%	9,980	2003
	10.680788	7.659427	-28.29%	8,520	2002
	12.462062	10.680788	-14.29%	158	2001
	12.737936	12.462062	-2.17%	14,643	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.331478	13.094586	-41.36%	3,308	2008
	21.420494	22.331478	4.25%	3,377	2007
	18.561920	21.420494	15.40%	3,378	2006
	16.556153	18.561920	12.11%	3,383	2005
	14.166030	16.556153	16.87%	2,323	2004
	10.000000	14.166030	41.66%	1,408	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.779357	8.080617	-41.36%	6,601	2008
	13.219542	13.779357	4.23%	8,819	2007
	11.455061	13.219542	15.40%	8,819	2006
	10.219918	11.455061	12.09%	8,857	2005
	8.746892	10.219918	16.84%	8,925	2004
	6.237297	8.746892	40.24%	9,931	2003
	8.169938	6.237297	-23.66%	10,664	2002
	9.474001	8.169938	-13.76%	176	2001
	10.000000	9.474001	-5.26%	13,896	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.534642	1.973259	-79.30%	0	2008
	10.000000	9.534642	-4.65%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.254653	2.144299	-79.09%	0	2008
	10.470370	10.254653	-2.06%	0	2007
	10.000000	10.470370	4.70%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.806734	6.519459	-39.67%	2,388	2008
	10.555857	10.806734	2.38%	4,887	2007
	9.358973	10.555857	12.79%	4,949	2006
	9.006305	9.358973	3.92%	4,992	2005
	8.391578	9.006305	7.33%	5,054	2004
	6.753762	8.391578	24.25%	8,329	2003
	8.482808	6.753762	-20.38%	8,719	2002
	9.631127	8.482808	-11.92%	321	2001
	10.766408	9.631127	-10.54%	22,952	2000*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.650339	5.882427	-39.04%	0	2008
	9.963886	9.650339	-3.15%	0	2007
	10.000000	9.963886	-0.36%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.167549	5.576745	-50.06%	932	2008
	10.712508	11.167549	4.25%	932	2007
	10.611375	10.712508	0.95%	932	2006
	9.634122	10.611375	10.14%	932	2005
	8.203305	9.634122	17.44%	932	2004
	6.661537	8.203305	23.14%	932	2003
	9.409133	6.661537	-29.20%	880	2002
	13.963970	9.409133	-32.62%	0	2001
	16.043574	13.963970	-12.96%	15,234	2000*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.949169	9.981536	-8.84%	0	2008
	10.093577	10.949169	8.48%	0	2007
	10.000000	10.093577	0.94%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.022992	11.321294	2.71%	0	2008
	10.339449	11.022992	6.61%	0	2007
	10.000000	10.339449	3.39%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.176027	6.216202	-44.38%	0	2008
	10.963455	11.176027	1.94%	0	2007
	10.000000	10.963455	9.63%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.350396	7.460945	-39.59%	0	2008
	11.569400	12.350396	6.75%	0	2007
	10.000000	11.569400	15.69%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.032430	5.316617	-41.14%	0	2008
	10.285917	9.032430	-12.19%	0	2007
	10.000000	10.285917	2.86%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.408200	8.143076	-28.62%	0	2008
	10.973735	11.408200	3.96%	0	2007
	10.000000	10.973735	9.74%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.445700	6.909831	-39.63%	0	2008
	11.354870	11.445700	0.80%	0	2007
	10.000000	11.354870	13.55%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.549792	7.242818	-31.35%	0	2008
	10.541928	10.549792	0.07%	0	2007
	10.000000	10.541928	5.42%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.639726	7.008823	-39.79%	0	2008
	10.768540	11.639726	8.09%	0	2007
	10.000000	10.768540	7.69%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.701194	7.505659	-29.86%	0	2008
	10.715919	10.701194	-0.14%	0	2007
	10.000000	10.715919	7.16%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.678393	5.525408	-48.26%	0	2008
	10.313926	10.678393	3.53%	0	2007
	10.000000	10.313926	3.14%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.921479	6.121553	-38.30%	0	2008
	10.786667	9.921479	-8.02%	0	2007
	10.000000	10.786667	7.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.585078	6.514114	-43.77%	0	2008
	10.504770	11.585078	10.28%	0	2007
	10.000000	10.504770	5.05%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.060656	6.911700	-37.51%	168	2008
	10.950082	11.060656	1.01%	0	2007
	10.000000	10.950082	9.50%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.529870	10.459329	-0.67%	3,993	2008
	10.206857	10.529870	3.16%	0	2007
	10.000000	10.206857	2.07%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.715375	9.434234	-11.96%	0	2008
	10.364427	10.715375	3.39%	0	2007
	10.000000	10.364427	3.64%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.881179	19.908510	-16.64%	0	2008
	22.865085	23.881179	4.44%	0	2007
	21.044221	22.865085	8.65%	377	2006
	19.119244	21.044221	10.07%	393	2005
	17.716758	19.119244	7.92%	408	2004
	14.131254	17.716758	25.37%	1,855	2003
	13.195391	14.131254	7.09%	0	2002
	12.224582	13.195391	7.94%	0	2001
	11.191935	12.224582	9.23%	2,924	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.464982	9.482191	-45.71%	0	2008
	15.545977	17.464982	12.34%	0	2007
	12.669808	15.545977	22.70%	0	2006
	11.633387	12.669808	8.91%	0	2005
	10.107185	11.633387	15.10%	0	2004
	8.089937	10.107185	24.94%	0	2003
	10.000000	8.089937	-19.10%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.876543	5.154871	-47.81%	1,133	2008
	8.212557	9.876543	20.26%	1,133	2007
	7.664589	8.212557	7.15%	1,133	2006
	6.648490	7.664589	15.28%	1,133	2005
	5.576363	6.648490	19.23%	1,133	2004
	4.011657	5.576363	39.00%	1,133	2003
	5.943437	4.011657	-32.50%	1,097	2002
	8.576684	5.943437	-30.70%	0	2001
	10.000000	8.576684	-14.23%	649	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.959014	16.415151	-39.11%	1,289	2008
	33.158959	26.959014	-18.70%	2,947	2007
	24.496228	33.158959	35.36%	4,497	2006
	21.342572	24.496228	14.78%	4,558	2005
	15.958607	21.342572	33.74%	4,663	2004
	11.835803	15.958607	34.83%	4,770	2003
	12.166987	11.835803	-2.72%	3,662	2002
	11.298429	12.166987	7.69%	61	2001
	10.889793	11.298429	3.75%	2,698	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.976905	10.359839	-65.44%	0	2008
	22.226360	29.976905	34.87%	0	2007
	16.244707	22.226360	36.82%	0	2006
	12.563429	16.244707	29.30%	0	2005
	10.000000	12.563429	25.63%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.257411	12.519976	-65.47%	0	2008
	26.873484	36.257411	34.92%	0	2007
	19.647169	26.873484	36.78%	0	2006
	15.179571	19.647169	29.43%	0	2005
	12.297423	15.179571	23.44%	0	2004
	8.133920	12.297423	51.19%	0	2003
	8.543787	8.133920	-4.80%	0	2002
	8.875639	8.543787	-3.74%	0	2001
	15.570329	8.875639	-43.00%	3,039	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.130413	16.980588	-47.15%	5,905	2008
	22.550866	32.130413	42.48%	0	2007
	18.466810	22.550866	22.12%	0	2006
	12.421213	18.466810	48.67%	0	2005
	10.000000	12.421213	24.21%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	40.759874	21.530025	-47.18%	0	2008
	28.601879	40.759874	42.51%	0	2007
	23.430406	28.601879	22.07%	0	2006
	15.754131	23.430406	48.73%	0	2005
	12.933607	15.754131	21.81%	0	2004
	9.110404	12.933607	41.97%	0	2003
	9.562673	9.110404	-4.73%	0	2002
	10.891686	9.562673	-12.20%	0	2001
	9.970287	10.891686	9.24%	0	2000*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.254857	8.074774	-39.08%	0	2008
	12.296165	13.254857	7.80%	0	2007
	11.030864	12.296165	11.47%	0	2006
	10.344787	11.030864	6.63%	0	2005
	9.620573	10.344787	7.53%	0	2004
	7.269573	9.620573	32.34%	0	2003
	9.684882	7.269573	-24.94%	0	2002
	9.847382	9.684882	-1.65%	0	2001
	10.000000	9.847382	-1.53%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.514324	7.349855	-41.27%	1,679	2008
	11.970539	12.514324	4.54%	3,644	2007
	10.878681	11.970539	10.04%	4,456	2006
	10.283530	10.878681	5.79%	4,489	2005
	8.871536	10.283530	15.92%	4,523	2004
	6.603890	8.871536	34.34%	7,898	2003
	9.203790	6.603890	-28.25%	7,728	2002
	9.749061	9.203790	-5.59%	32	2001
	10.000000	9.749061	-2.73%	14,541	2000*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.948166	6.617401	-39.56%	0	2008
	10.931968	10.948166	0.15%	0	2007
	10.089693	10.931968	8.35%	0	2006
	9.777971	10.089693	3.19%	0	2005
	9.279639	9.777971	5.37%	0	2004
	8.137432	9.279639	14.04%	0	2003
	10.016461	8.137432	-18.76%	0	2002
	10.000000	10.016461	0.61%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.171273	5.736519	-52.87%	0	2008
	12.253928	12.171273	-0.67%	0	2007
	11.070624	12.253928	10.69%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.343781	6.956238	-43.65%	0	2008
	11.246004	12.343781	9.76%	0	2007
	10.794820	11.246004	4.18%	0	2006
	10.120238	10.794820	6.67%	0	2005
	9.685018	10.120238	4.49%	0	2004
	7.630071	9.685018	26.93%	0	2003
	10.293031	7.630071	-25.87%	0	2002
	10.000000	10.293031	2.93%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.624745	7.098140	-43.78%	0	2008
	11.530891	12.624745	9.49%	0	2007
	11.093531	11.530891	3.94%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.538404	7.532570	-48.19%	0	2008
	13.421053	14.538404	8.33%	0	2007
	11.779311	13.421053	13.94%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.385713	9.163689	-31.54%	0	2008
	12.634849	13.385713	5.94%	0	2007
	11.046838	12.634849	14.38%	0	2006
	10.703041	11.046838	3.21%	0	2005
	10.022543	10.703041	6.79%	0	2004
	8.219646	10.022543	21.93%	0	2003
	9.935895	8.219646	-17.27%	0	2002
	10.000000	9.935895	-0.64%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.656472	8.153790	-30.05%	0	2008
	10.634868	11.656472	9.61%	0	2007
	10.000000	10.634868	6.35%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.756748	6.377211	-45.76%	0	2008
	12.701647	11.756748	-7.44%	0	2007
	10.000000	12.701647	27.02%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.454744	11.950729	-41.57%	0	2008
	18.196014	20.454744	12.41%	0	2007
	14.478412	18.196014	25.68%	0	2006
	12.527090	14.478412	15.58%	0	2005
	10.308115	12.527090	21.53%	0	2004
	8.149815	10.308115	26.48%	0	2003
	10.000000	8.149815	-18.50%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.518849	6.966175	-39.52%	0	2008
	10.165000	11.518849	13.32%	0	2007
	10.000000	10.165000	1.65%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.431399	9.716363	-37.04%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.932418	7.007973	-35.90%	439	2008
	11.164302	10.932418	-2.08%	971	2007
	9.729006	11.164302	14.75%	966	2006
	9.487595	9.729006	2.54%	969	2005
	8.567953	9.487595	10.73%	969	2004
	6.758745	8.567953	26.77%	973	2003
	8.553813	6.758745	-20.99%	974	2002
	9.525172	8.553813	-10.20%	867	2001
	10.872664	9.525172	-12.39%	7,411	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.589304	7.888549	-45.93%	0	2008
	12.611389	14.589304	15.68%	0	2007
	10.292269	12.611389	22.53%	0	2006
	9.272654	10.292269	11.00%	0	2005
	8.233125	9.272654	12.63%	0	2004
	6.747247	8.233125	22.02%	0	2003
	8.646608	6.747247	-21.97%	224	2002
	12.459273	8.646608	-30.60%	222	2001
	15.284018	12.459273	-18.48%	3,058	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.311446	9.360422	-45.93%	55	2008
	14.964487	17.311446	15.68%	47	2007
	12.212659	14.964487	22.53%	494	2006
	11.017767	12.212659	10.85%	228	2005
	9.769298	11.017767	12.78%	240	2004
	8.006178	9.769298	22.02%	194	2003
	10.000000	8.006178	-19.94%	113	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.535179	7.810467	-25.86%	0	2008
	11.005109	10.535179	-4.27%	0	2007
	10.000000	11.005109	10.05%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.850356	6.795735	-42.65%	204	2008
	9.993251	11.850356	18.58%	261	2007
	10.542021	9.993251	-5.21%	168	2006
	10.528529	10.542021	0.13%	326	2005
	9.707050	10.528529	8.46%	395	2004
	7.930404	9.707050	22.40%	108	2003
	10.000000	7.930404	-20.70%	8	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.134533	10.860052	-28.24%	5,584	2008
	16.281761	15.134533	-7.05%	6,773	2007
	14.001311	16.281761	16.29%	7,369	2006
	13.601526	14.001311	2.94%	7,704	2005
	12.139101	13.601526	12.05%	8,115	2004
	9.605080	12.139101	26.38%	8,235	2003
	11.216937	9.605080	-14.37%	6,564	2002
	10.146205	11.216937	10.55%	1,546	2001
	8.762324	10.146205	15.79%	3,972	2000*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.009704	6.549906	-49.65%	831	2008
	9.498631	13.009704	36.96%	831	2007
	10.000000	9.498631	-5.01%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.229625	10.830197	-3.56%	0	2008
	10.466370	11.229625	7.29%	1,147	2007
	10.512510	10.466370	-0.44%	1,147	2006
	10.561415	10.512510	-0.46%	1,147	2005
	10.185123	10.561415	3.69%	1,147	2004
	10.000000	10.185123	1.85%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.571676	7.610741	-39.46%	0	2008
	12.569848	12.571676	0.01%	0	2007
	11.082796	12.569848	13.42%	0	2006
	10.591495	11.082796	4.64%	0	2005
	9.657343	10.591495	9.67%	0	2004
	7.853558	9.657343	22.97%	0	2003
	10.177118	7.853558	-22.83%	0	2002
	10.000000	10.177118	1.77%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.343453	7.568462	-38.68%	0	2008
	13.382234	12.343453	-7.76%	0	2007
	11.258331	13.382234	18.87%	0	2006
	10.745429	11.258331	4.77%	0	2005
	9.688129	10.745429	10.91%	0	2004
	7.996867	9.688129	21.15%	0	2003
	10.155140	7.996867	-21.25%	0	2002
	10.000000	10.155140	1.55%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.945288	8.951923	-52.75%	0	2008
	14.319705	18.945288	32.30%	0	2007
	14.149774	14.319705	1.20%	0	2006
	12.622482	14.149774	12.10%	0	2005
	10.990306	12.622482	14.85%	0	2004
	8.211593	10.990306	33.84%	0	2003
	10.474412	8.211593	-21.60%	0	2002
	10.000000	10.474412	4.74%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.236857	8.226606	-42.22%	0	2008
	12.460899	14.236857	14.25%	0	2007
	10.715618	12.460899	16.29%	0	2006
	9.310043	10.715618	15.10%	0	2005
	8.279397	9.310043	12.45%	0	2004
	6.347674	8.279397	30.43%	0	2003
	8.087096	6.347674	-21.51%	0	2002
	10.618671	8.087096	-23.84%	0	2001
	14.620650	10.618671	-27.37%	0	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.113439	5.798958	-47.82%	0	2008
	11.808768	11.113439	-5.89%	0	2007
	10.643672	11.808768	10.95%	0	2006
	9.350619	10.643672	13.83%	0	2005
	8.086661	9.350619	15.63%	0	2004
	5.588226	8.086661	44.71%	0	2003
	8.660749	5.588226	-35.48%	0	2002
	12.385672	8.660749	-30.07%	0	2001
	15.590018	12.385672	-20.55%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.276386	7.677027	-37.47%	0	2008
	12.308463	12.276386	-0.26%	0	2007
	10.522732	12.308463	16.97%	0	2006
	9.928320	10.522732	5.99%	0	2005
	9.098784	9.928320	9.12%	0	2004
	7.417702	9.098784	22.66%	0	2003
	9.842448	7.417702	-24.64%	0	2002
	9.950424	9.842448	-1.09%	0	2001
	9.321684	9.950424	6.74%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.010025	9.485040	-32.30%	0	2008
	14.391831	14.010025	-2.65%	0	2007
	12.835064	14.391831	12.13%	0	2006
	12.212803	12.835064	5.10%	0	2005
	10.224364	12.212803	19.45%	0	2004
	7.572039	10.224364	35.03%	0	2003
	10.000000	7.572039	-24.28%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.049148	5.172489	-35.74%	201	2008
	7.620978	8.049148	5.62%	201	2007
	7.120901	7.620978	7.02%	0	2006
	7.012263	7.120901	1.55%	0	2005
	6.736948	7.012263	4.09%	0	2004
	5.455641	6.736948	23.49%	0	2003
	7.835121	5.455641	-30.37%	295	2002
	10.327709	7.835121	-24.13%	295	2001
	11.844117	10.327709	-12.80%	5,228	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.246035	6.311420	-38.40%	2,566	2008
	9.934209	10.246035	3.14%	2,593	2007
	8.776217	9.934209	13.19%	2,381	2006
	8.553497	8.776217	2.60%	2,394	2005
	7.888621	8.553497	8.43%	4,171	2004
	6.270812	7.888621	25.80%	2,394	2003
	8.242137	6.270812	-23.92%	2,143	2002
	9.578167	8.242137	-13.95%	0	2001
	10.772356	9.578167	-11.09%	44,846	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.756980	7.426396	-30.96%	1,167	2008
	10.246854	10.756980	4.98%	1,426	2007
	8.976307	10.246854	14.15%	2,202	2006
	8.774806	8.976307	2.30%	2,159	2005
	8.523748	8.774806	2.95%	2,475	2004
	7.178001	8.523748	18.75%	2,160	2003
	8.794635	7.178001	-18.38%	652	2002
	9.896545	8.794635	-11.13%	0	2001
	10.163530	9.896545	-2.63%	6,830	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.924431	6.680955	-38.84%	0	2008
	12.535059	10.924431	-12.85%	0	2007
	12.325533	12.535059	1.70%	0	2006
	11.886758	12.325533	3.69%	0	2005
	10.893880	11.886758	9.11%	0	2004
	8.440984	10.893880	29.06%	0	2003
	10.650190	8.440984	-20.74%	0	2002
	10.000000	10.650190	6.50%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.246667	11.207654	-38.58%	0	2008
	17.878494	18.246667	2.06%	0	2007
	14.879794	17.878494	20.15%	0	2006
	13.569205	14.879794	9.66%	0	2005
	11.536161	13.569205	17.62%	0	2004
	8.632815	11.536161	33.63%	0	2003
	10.036306	8.632815	-13.98%	0	2002
	10.000000	10.036306	0.36%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.901435	9.619585	-2.85%	0	2008
	10.256965	9.901435	-3.47%	0	2007
	10.000000	10.256965	2.57%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.025028	11.834259	-9.14%	1,649	2008
	12.613224	13.025028	3.26%	3,465	2007
	12.356608	12.613224	2.08%	3,416	2006
	12.446617	12.356608	-0.72%	3,027	2005
	12.256937	12.446617	1.55%	3,517	2004
	11.951842	12.256937	2.55%	3,112	2003
	11.157316	11.951842	7.12%	2,600	2002
	10.541374	11.157316	5.84%	1,571	2001
	9.737734	10.541374	8.25%	4,658	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.083730	9.044809	-43.76%	13,430	2008
	13.968135	16.083730	15.15%	15,312	2007
	12.772158	13.968135	9.36%	5,898	2006
	11.152948	12.772158	14.52%	2,767	2005
	9.866963	11.152948	13.03%	3,194	2004
	7.844111	9.866963	25.79%	1,843	2003
	8.837210	7.844111	-11.24%	432	2002
	10.290816	8.837210	-14.13%	155	2001
	11.255543	10.290816	-8.57%	24,879	2000*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.318792	5.950919	-55.32%	838	2008
	9.332470	13.318792	42.71%	838	2007
	10.000000	9.332470	-6.68%	785	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.598676	7.073720	-43.85%	9,328	2008
	12.677501	12.598676	-0.62%	8,810	2007
	10.772376	12.677501	17.69%	8,853	2006
	10.393148	10.772376	3.65%	9,709	2005
	9.521414	10.393148	9.16%	10,007	2004
	7.460863	9.521414	27.62%	10,031	2003
	9.172426	7.460863	-18.66%	4,751	2002
	9.862672	9.172426	-7.00%	197	2001
	9.291096	9.862672	6.15%	11,143	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.139084	8.178717	-26.58%	0	2008
	10.463031	11.139084	6.46%	0	2007
	10.000000	10.463031	4.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.316515	7.462168	-34.06%	0	2008
	10.482916	11.316515	7.95%	0	2007
	10.000000	10.482916	4.83%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.445346	6.945378	-39.32%	0	2008
	10.502972	11.445346	8.97%	0	2007
	10.000000	10.502972	5.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.078401	3.997932	-55.96%	0	2008
	7.529618	9.078401	20.57%	0	2007
	7.296111	7.529618	3.20%	0	2006
	6.838535	7.296111	6.69%	0	2005
	6.517942	6.838535	4.92%	0	2004
	5.129369	6.517942	27.07%	0	2003
	6.703332	5.129369	-23.48%	0	2002
	7.995493	6.703332	-16.16%	0	2001
	9.849830	7.995493	-18.83%	10,669	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.483018	5.420543	-48.29%	1,949	2008
	8.432255	10.483018	24.32%	2,730	2007
	8.061206	8.432255	4.60%	2,909	2006
	7.783662	8.061206	3.57%	2,905	2005
	7.691507	7.783662	1.20%	2,903	2004
	5.910677	7.691507	30.13%	2,901	2003
	8.641032	5.910677	-31.60%	2,411	2002
	10.718728	8.641032	-19.38%	802	2001
	12.297338	10.718728	-12.84%	39,859	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.436010	6.929489	-26.56%	0	2008
	9.380419	9.436010	0.59%	21	2007
	8.608998	9.380419	8.96%	190	2006
	8.568021	8.608998	0.48%	199	2005
	7.986680	8.568021	7.28%	460	2004
	6.418462	7.986680	24.43%	616	2003
	6.320746	6.418462	1.55%	328	2002
	7.321509	6.320746	-13.67%	7	2001
	9.652998	7.321509	-24.15%	1,192	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.752895	7.170337	-26.48%	76	2008
	10.000000	9.752895	-2.47%	172	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.762125	10.194060	-5.28%	0	2008
	10.539097	10.762125	2.12%	0	2007
	10.310242	10.539097	2.22%	0	2006
	10.305686	10.310242	0.04%	0	2005
	10.080627	10.305686	2.23%	0	2004
	10.000000	10.080627	0.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.101611	6.580963	-40.72%	13,129	2008
	9.810111	11.101611	13.16%	13,129	2007
	10.000000	9.810111	-1.90%	517	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.025802	8.265661	-44.99%	0	2008
	13.082933	15.025802	14.85%	0	2007
	11.317935	13.082933	15.59%	0	2006
	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004
	6.218666	8.727539	40.34%	0	2003
	7.966381	6.218666	-21.94%	0	2002
	10.326913	7.966381	-22.86%	0	2001
	13.032507	10.326913	-20.76%	7,731	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.591095	10.224555	-45.00%	311	2008
	16.184681	18.591095	14.87%	328	2007
	14.000898	16.184681	15.60%	418	2006
	12.012398	14.000898	16.55%	37	2005
	10.799864	12.012398	11.23%	84	2004
	7.692711	10.799864	40.39%	31	2003
	10.000000	7.692711	-23.07%	6	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.157668	7.252168	-52.16%	0	2008
	14.648447	15.157668	3.48%	1,294	2007
	12.863065	14.648447	13.88%	1,294	2006
	12.797874	12.863065	0.51%	1,294	2005
	11.456515	12.797874	11.71%	1,294	2004
	7.408523	11.456515	54.64%	1,294	2003
	10.000000	7.408523	-25.91%	1,294	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.252036	7.756633	-31.06%	23,763	2008
	11.067139	11.252036	1.67%	24,034	2007
	10.000000	11.067139	10.67%	282	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.670281	6.347643	-34.36%	0	2008
	10.109363	9.670281	-4.34%	0	2007
	10.000000	10.109363	1.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.392336	6.211263	-53.62%	914	2008
	10.619522	13.392336	26.11%	914	2007
	10.000000	10.619522	6.20%	498	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.351458	10.162348	-41.43%	0	2008
	15.292906	17.351458	13.46%	0	2007
	12.822004	15.292906	19.27%	0	2006
	11.842271	12.822004	8.27%	0	2005
	10.165359	11.842271	16.50%	0	2004
	7.825300	10.165359	29.90%	0	2003
	10.000000	7.825300	-21.75%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.225199	7.141154	-41.59%	0	2008
	10.806791	12.225199	13.13%	0	2007
	10.000000	10.806791	8.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.315943	11.777936	4.08%	12,092	2008
	10.400635	11.315943	8.80%	12,092	2007
	10.000000	10.400635	4.01%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.943736	9.126722	-34.55%	0	2008
	13.889084	13.943736	0.39%	0	2007
	12.129124	13.889084	14.51%	0	2006
	11.331952	12.129124	7.03%	289	2005
	10.000000	11.331952	13.32%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.976647	5.990355	-45.43%	2,683	2008
	8.198336	10.976647	33.89%	2,656	2007
	7.666316	8.198336	6.94%	11,438	2006
	6.949648	7.666316	10.31%	11,974	2005
	6.011309	6.949648	15.61%	11,489	2004
	5.101659	6.011309	17.83%	11,358	2003
	6.192214	5.101659	-17.61%	612	2002
	8.084324	6.192214	-23.40%	0	2001
	10.000000	8.084324	-19.16%	42,015	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.477053	2.458113	-45.10%	63	2008
	3.754292	4.477053	19.25%	63	2007
	3.552614	3.754292	5.68%	0	2006
	3.249553	3.552614	9.33%	0	2005
	3.297208	3.249553	-1.45%	0	2004
	2.296907	3.297208	43.55%	0	2003
	3.968131	2.296907	-42.12%	266	2002
	6.460766	3.968131	-38.58%	266	2001
	10.000000	6.460766	-35.39%	56,932	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.851275	7.615341	-45.02%	0	2008
	11.609795	13.851275	19.31%	0	2007
	10.974721	11.609795	5.79%	0	2006
	10.058657	10.974721	9.11%	0	2005
	10.178910	10.058657	-1.18%	0	2004
	7.059137	10.178910	44.19%	0	2003
	10.000000	7.059137	-29.41%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.147231	10.713741	-37.52%	0	2008
	16.487973	17.147231	4.00%	0	2007
	15.187919	16.487973	8.56%	0	2006
	13.972243	15.187919	8.70%	155	2005
	12.137534	13.972243	15.12%	0	2004
	10.000000	12.137534	21.38%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.846836	7.418345	-53.19%	61	2008
	12.632426	15.846836	25.45%	61	2007
	8.790457	12.632426	43.71%	0	2006
	6.797949	8.790457	29.31%	0	2005
	5.844498	6.797949	16.31%	0	2004
	4.432838	5.844498	31.85%	0	2003
	6.092844	4.432838	-27.25%	0	2002
	8.120779	6.092844	-24.97%	151	2001
	10.000000	8.120779	-18.79%	24,232	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.587725	12.919715	-53.17%	688	2008
	21.982398	27.587725	25.50%	688	2007
	15.289791	21.982398	43.77%	570	2006
	11.817150	15.289791	29.39%	439	2005
	10.157673	11.817150	16.34%	0	2004
	7.703455	10.157673	31.86%	0	2003
	10.000000	7.703455	-22.97%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.810316	9.761492	-34.09%	0	2008
	14.047477	14.810316	5.43%	0	2007
	11.894280	14.047477	18.10%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.487225	7.679209	-38.50%	0	2008
	11.866747	12.487225	5.23%	101	2007
	10.679623	11.866747	11.12%	9,776	2006
	10.053318	10.679623	6.23%	9,760	2005
	8.857629	10.053318	13.50%	9,742	2004
	6.859526	8.857629	29.13%	9,721	2003
	9.516777	6.859526	-27.92%	7	2002
	9.860901	9.516777	-3.49%	142	2001
	9.948455	9.860901	-0.88%	1,946	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.426962	5.473012	-47.51%	0	2008
	10.309676	10.426962	1.14%	0	2007
	10.000000	10.309676	3.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.203322	8.437098	-44.50%	708	2008
	12.662545	15.203322	20.07%	731	2007
	11.264982	12.662545	12.41%	744	2006
	10.105501	11.264982	11.47%	756	2005
	8.865868	10.105501	13.98%	756	2004
	7.063746	8.865868	25.51%	756	2003
	10.201196	7.063746	-30.76%	310	2002
	13.816124	10.201196	-26.16%	105	2001
	15.233263	13.816124	-9.30%	16,154	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.946684	6.506351	-53.35%	97	2008
	13.017642	13.946684	7.14%	171	2007
	11.833970	13.017642	10.00%	143	2006
	10.228792	11.833970	15.69%	648	2005
	8.772807	10.228792	16.60%	145	2004
	6.626511	8.772807	32.39%	114	2003
	8.914065	6.262511	-25.66%	74	2002
	9.361884	8.914065	-4.78%	0	2001
	9.485289	9.361884	-1.30%	1,283	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.231452	5.419470	-47.03%	0	2008
	10.132077	10.231452	0.98%	0	2007
	10.000000	10.132077	1.32%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.258557	8.703295	-15.16%	0	2008
	9.992258	10.258557	2.67%	202	2007
	9.784478	9.992258	2.12%	209	2006
	9.841564	9.784478	-0.58%	216	2005
	9.964766	9.841564	-1.24%	0	2004
	10.000000	9.964766	-0.35%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.474648	7.992300	-40.69%	0	2008
	13.680755	13.474648	-1.51%	0	2007
	13.262674	13.680755	3.15%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.822570	8.202784	-40.66%	0	2008
	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.833923	7.455703	-31.18%	0	2008
	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.493465	9.268369	-11.67%	0	2008
	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.988593	7.209163	-39.87%	0	2008
	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.213159	6.130054	-45.33%	0	2008
	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.759595	5.923551	-39.31%	0	2008
	10.000000	9.759595	-2.40%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.745336	8.994281	-29.43%	434	2008
	12.611541	12.745336	1.06%	434	2007
	11.634512	12.611541	8.40%	434	2006
	11.595276	11.634512	0.34%	434	2005
	10.746806	11.595276	7.90%	473	2004
	8.968533	10.746806	19.83%	448	2003
	8.865607	8.968533	1.16%	388	2002
	8.681541	8.865607	2.12%	0	2001
	9.657039	8.681541	-10.10%	572	2000*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.396831	8.030534	-29.54%	61	2008
	11.273516	11.396831	1.09%	81	2007
	10.400579	11.273516	8.39%	49	2006
	10.000000	10.400579	4.01%	22	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.866128	13.189501	-58.61%	0	2008
	22.337963	31.866128	42.65%	0	2007
	16.671061	22.337963	33.99%	0	2006
	12.824480	16.671061	29.99%	0	2005
	10.837926	12.824480	18.33%	0	2004
	6.691513	10.837926	61.97%	0	2003
	8.054985	6.691513	-16.93%	0	2002
	8.669923	8.054985	-7.09%	0	2001
	10.000000	8.669923	-13.30%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.546819	14.689344	-58.68%	6,103	2008
	24.923362	35.546819	42.62%	6,103	2007
	18.610577	24.923362	33.92%	2,762	2006
	14.314567	18.610577	30.01%	2,481	2005
	12.095873	14.314567	18.34%	2,305	2004
	7.470195	12.095873	61.92%	2,043	2003
	10.000000	7.470195	-25.30%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.268125	13.327450	-34.24%	464	2008
	17.180429	20.268125	17.97%	464	2007
	12.740428	17.180429	34.85%	387	2006
	12.208744	12.740428	4.35%	303	2005
	9.586753	12.208744	27.35%	303	2004
	7.878079	9.586753	21.69%	0	2003
	10.000000	7.878079	-21.22%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.750612	7.797533	-47.14%	0	2008
	11.839306	14.750612	24.59%	0	2007
	9.085207	11.839306	30.31%	0	2006
	7.119284	9.085207	27.61%	0	2005
	6.361569	7.119284	11.91%	0	2004
	4.786253	6.361569	32.91%	0	2003
	6.435329	4.786253	-25.63%	0	2002
	9.204854	6.435329	-30.09%	0	2001
	10.000000	9.204854	-7.95%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.797105	12.583665	-47.12%	0	2008
	19.099862	23.797105	24.59%	0	2007
	14.658366	19.099862	30.30%	0	2006
	11.489572	14.658366	27.58%	0	2005
	10.252483	11.489572	12.07%	0	2004
	7.730205	10.252483	32.63%	0	2003
	10.000000	7.730205	-22.70%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.293288	7.795948	-45.46%	0	2008
	12.165622	14.293288	17.49%	0	2007
	9.860979	12.165622	23.37%	0	2006
	8.431164	9.860979	16.96%	0	2005
	7.437963	8.431164	13.35%	0	2004
	5.578154	7.437963	33.34%	0	2003
	7.629195	5.578154	-26.88%	0	2002
	9.589849	7.629195	-20.45%	0	2001
	11.159579	9.589849	-14.07%	382	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.942168	14.153310	-45.44%	0	2008
	22.072707	25.942168	17.53%	0	2007
	17.901215	22.072707	23.30%	0	2006
	15.305550	17.901215	16.96%	0	2005
	13.502549	15.305550	13.35%	0	2004
	10.000000	13.502549	35.03%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.112703	-48.87%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.095432	-39.05%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.881950	-21.18%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.519299	-24.81%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.801819	-31.98%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.812152	-1.88%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.796204	-2.04%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.936071	9.453628	-47.29%	73	2008
	18.511834	17.936071	-3.11%	55	2007
	15.696400	18.511834	17.94%	226	2006
	14.406429	15.696400	8.95%	25	2005
	12.136261	14.406429	18.71%	70	2004
	8.754210	12.136261	38.63%	63	2003
	10.000000	8.754210	-12.46%	53	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.336618	14.078879	5.57%	16,446	2008
	12.701038	13.336618	5.00%	20,484	2007
	12.540509	12.701038	1.28%	25,871	2006
	12.391329	12.540509	1.20%	26,341	2005
	12.244763	12.391329	1.20%	28,007	2004
	12.249649	12.244763	-0.04%	31,111	2003
	11.262532	12.249649	8.76%	13,625	2002
	10.716144	11.262532	5.10%	4,290	2001
	9.715414	10.716144	10.30%	678	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.018772	3.615192	-39.93%	0	2008
	5.138043	6.018772	17.14%	0	2007
	4.938044	5.138043	4.05%	0	2006
	4.730977	4.938044	4.38%	0	2005
	4.463437	4.730977	5.99%	0	2004
	3.431088	4.463437	30.09%	0	2003
	4.912027	3.431088	-30.15%	0	2002
	6.975678	4.912027	-29.58%	0	2001
	9.687960	6.975678	-28.00%	1,021	2000*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.091006	10.324514	-26.73%	558	2008
	12.700194	14.091006	10.95%	539	2007
	12.617747	12.700194	0.65%	47	2006
	11.874251	12.617747	6.26%	324	2005
	11.235294	11.874251	5.69%	70	2004
	8.382091	11.235294	34.04%	63	2003
	10.000000	8.382091	-16.18%	53	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.594614	6.466209	-44.23%	0	2008
	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.636185	10.716625	-7.90%	143	2008
	11.268568	11.636185	3.26%	148	2007
	10.830309	11.268568	4.05%	157	2006
	10.696990	10.830309	1.25%	166	2005
	10.430034	10.696990	2.56%	176	2004
	9.863036	10.430034	5.75%	1,827	2003
	10.000000	9.863036	-1.37%	4,389	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.497972	10.405305	-16.74%	8,483	2008
	12.048446	12.497972	3.73%	6,310	2007
	11.338608	12.048446	6.26%	8,582	2006
	11.072641	11.338608	2.40%	9,054	2005
	10.543755	11.072641	5.02%	9,877	2004
	9.462587	10.543755	11.43%	10,402	2003
	10.000000	9.462587	-5.37%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.214889	9.946414	-24.73%	1,709	2008
	12.763693	13.214889	3.53%	1,824	2007
	11.695624	12.763693	9.13%	2,867	2006
	11.328215	11.695624	3.24%	3,157	2005
	10.553029	11.328215	7.35%	3,996	2004
	8.969704	10.553029	17.65%	9,209	2003
	10.000000	8.969704	-10.30%	1,709	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.242409	9.575844	-32.77%	0	2008
	13.692531	14.242409	4.02%	5,810	2007
	12.197565	13.692531	12.26%	7,045	2006
	11.623715	12.197565	4.94%	8,851	2005
	10.581287	11.623715	9.85%	7,966	2004
	8.525519	10.581287	24.11%	13,294	2003
	10.000000	8.525519	-14.74%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.853098	9.192762	-38.11%	0	2008
	14.305520	14.853098	3.83%	6,136	2007
	12.489813	14.305520	14.54%	6,450	2006
	11.807448	12.489813	5.78%	6,562	2005
	10.566284	11.807448	11.75%	6,853	2004
	8.176147	10.566284	29.23%	7,075	2003
	10.000000	8.176147	-18.24%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.326473	12.033319	-37.74%	2,240	2008
	18.336862	19.326473	5.40%	2,160	2007
	17.026291	18.336862	7.70%	4,139	2006
	15.497629	17.026291	9.86%	4,356	2005
	13.664186	15.497629	13.42%	4,340	2004
	10.354673	13.664186	31.96%	4,360	2003
	12.475451	10.354673	-17.00%	1,857	2002
	12.900103	12.475451	-3.29%	100	2001
	11.424623	12.900103	12.91%	1,359	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.994195	10.995583	0.01%	4,053	2008
	10.706668	10.994195	2.69%	5,508	2007
	10.451103	10.706668	2.45%	13,909	2006
	10.386676	10.451103	0.62%	10,324	2005
	10.513346	10.386676	-1.20%	10,223	2004
	10.661204	10.513346	-1.39%	9,951	2003
	10.748564	10.661204	-0.81%	1,546	2002
	10.587626	10.748564	1.52%	0	2001
	10.188503	10.587626	3.92%	104,628	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.057957	-39.42%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.554851	11.335897	-47.41%	142	2008
	21.370770	21.554851	0.86%	445	2007
	17.764744	21.370770	20.30%	832	2006
	16.176362	17.764744	9.82%	377	2005
	13.725434	16.176362	17.86%	226	2004
	10.000000	13.725434	37.25%	35	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.279093	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.195364	-38.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.667167	-33.33%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.998659	8.400263	-47.49%	80	2008
	14.876463	15.998659	7.54%	59	2007
	14.707640	14.876463	1.15%	41	2006
	13.883550	14.707640	5.94%	24	2005
	12.491041	13.883550	11.15%	63	2004
	9.492834	12.491041	31.58%	55	2003
	14.520604	9.492834	-34.63%	106	2002
	16.620645	14.520604	-12.64%	60	2001
	20.229644	16.620645	-17.84%	6,080	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.369593	14.208250	-33.51%	2,560	2008
	23.423135	21.369593	-8.77%	2,507	2007
	20.376050	23.423135	14.95%	4,543	2006
	20.170796	20.376050	1.02%	4,595	2005
	17.546948	20.170796	14.95%	4,813	2004
	11.414665	17.546948	53.72%	4,833	2003
	15.991958	11.414665	-28.62%	1,774	2002
	12.722678	15.991958	25.70%	50	2001
	11.673473	12.722678	8.99%	7,680	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.727093	13.160573	-39.43%	1,181	2008
	21.710124	21.727093	0.08%	1,193	2007
	19.771776	21.710124	9.80%	1,481	2006
	17.961627	19.771776	10.08%	1,431	2005
	15.398826	17.961627	16.64%	1,799	2004
	11.142675	15.398826	38.20%	1,836	2003
	13.753727	11.142675	-18.98%	1,194	2002
	15.045018	13.753727	-8.58%	45	2001
	14.096223	15.045018	6.73%	6,390	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.276244	10.760945	-18.95%	219	2008
	12.949735	13.276244	2.52%	521	2007
	12.603486	12.949735	2.75%	415	2006
	12.585616	12.603486	0.14%	273	2005
	12.054794	12.585616	4.40%	385	2004
	10.971409	12.054794	9.87%	227	2003
	10.442637	10.971409	5.06%	101	2002
	10.228476	10.442637	2.09%	4	2001
	9.877567	10.228476	3.55%	1,495	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.028328	6.316291	-42.73%	342	2008
	10.403477	11.028328	6.01%	367	2007
	9.342053	10.403477	11.36%	381	2006
	8.871909	9.342053	5.30%	394	2005
	8.248587	8.871909	7.56%	394	2004
	6.600705	8.248587	24.97%	394	2003
	8.149891	6.600705	-19.01%	224	2002
	9.432157	8.149891	-13.59%	18	2001
	9.832030	9.432157	-4.07%	8,118	2000*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.468179	8.569243	-50.94%	0	2008
	15.979711	17.468179	9.31%	0	2007
	14.041000	15.979711	13.81%	0	2006
	12.988794	14.041000	8.10%	0	2005
	11.159055	12.988794	16.40%	0	2004
	9.066130	11.159055	23.09%	0	2003
	10.000000	9.066130	-9.34%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.810294	-1.90%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.663361	1.846245	-49.60%	0	2008
	3.112998	3.663361	17.68%	0	2007
	2.857237	3.112998	8.95%	0	2006
	2.930529	2.857237	-2.50%	0	2005
	2.866690	2.930529	2.23%	0	2004
	1.884332	2.866690	52.13%	0	2003
	3.360632	1.884332	-43.93%	0	2002
	5.988233	3.360632	-43.88%	0	2001
	10.000000	5.988233	-40.12%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.781091	6.943177	-49.62%	683	2008
	11.701746	13.781091	17.77%	683	2007
	10.748694	11.701746	8.87%	0	2006
	11.023967	10.748694	-2.50%	0	2005
	10.787384	11.023967	2.19%	0	2004
	7.092725	10.787384	52.09%	0	2003
	10.000000	7.092725	-29.07%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.753246	9.068315	-42.44%	1,175	2008
	13.130911	15.753246	19.97%	1,175	2007
	13.436846	13.130911	-2.28%	1,175	2006
	12.242350	13.436846	9.76%	1,175	2005
	11.109474	12.242350	10.20%	1,301	2004
	7.438420	11.109474	49.35%	1,301	2003
	10.000000	7.438420	-25.62%	1,301	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.814190	6.059868	-38.25%	0	2008
	10.242660	9.814190	-4.18%	0	2007
	9.016897	10.242660	13.59%	0	2006
	8.825553	9.016897	2.17%	331	2005
	7.664394	8.825553	15.15%	331	2004
	5.950275	7.664394	28.81%	83	2003
	8.111382	5.950275	-26.64%	0	2002
	9.423183	8.111382	-13.92%	0	2001
	10.757138	9.423183	-12.40%	5,842	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.570597	-44.29%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.532099	6.690781	-46.61%	3,895	2008
	11.203962	12.532099	11.85%	4,134	2007
	10.590256	11.203962	5.80%	4,499	2006
	10.281519	10.590256	3.00%	4,419	2005
	9.810803	10.281519	4.80%	4,702	2004
	7.645123	9.810803	28.33%	4,731	2003
	10.666285	7.645123	-28.32%	4,116	2002
	12.451546	10.666285	-14.34%	369	2001
	12.733633	12.451546	-2.22%	14,466	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.278368	13.056765	-41.39%	50	2008
	21.380508	22.278368	4.20%	36	2007
	18.536700	21.380508	15.34%	877	2006
	16.542076	18.536700	12.06%	830	2005
	14.161203	16.542076	16.81%	1,021	2004
	10.000000	14.161203	41.61%	1,077	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.725592	8.044972	-41.39%	7,049	2008
	13.174723	13.725592	4.18%	7,049	2007
	11.422032	13.174723	15.34%	18,844	2006
	10.195624	11.422032	12.03%	18,844	2005
	8.730549	10.195624	16.78%	18,903	2004
	6.228810	8.730549	40.16%	18,903	2003
	8.162980	6.228810	-23.69%	7,235	2002
	9.470811	8.162980	-13.81%	93	2001
	10.000000	9.470811	-5.29%	682	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.531396	1.971572	-79.31%	0	2008
	10.000000	9.531396	-4.69%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.245931	2.141380	-79.10%	0	2008
	10.466825	10.245931	-2.11%	0	2007
	10.000000	10.466825	4.67%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.759075	6.487392	-39.70%	1,176	2008
	10.514697	10.759075	2.32%	1,137	2007
	9.327218	10.514697	12.73%	1,391	2006
	8.980316	9.327218	3.86%	1,366	2005
	8.371640	8.980316	7.27%	1.419	2004
	6.741147	8.371640	24.19%	599	2003
	8.471286	6.741147	-20.42%	486	2002
	9.622980	8.471286	-11.97%	5	2001
	10.762760	9.622980	-10.59%	36,827	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.642124	5.874407	-39.08%	0	2008
	9.960520	9.642124	-3.20%	0	2007
	10.000000	9.960520	-0.39%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.118283	5.549298	-50.09%	0	2008
	10.670712	11.118283	4.19%	0	2007
	10.575363	10.670712	0.90%	0	2006
	9.606312	10.575363	10.09%	0	2005
	8.183801	9.606312	17.38%	0	2004
	6.649079	8.183801	23.08%	0	2003
	9.396346	6.649079	-29.24%	0	2002
	13.952164	9.396346	-32.65%	0	2001
	16.038152	13.952164	-13.01%	15,841	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.940312	9.968374	-8.88%	0	2008
	10.090587	10.940312	8.42%	0	2007
	10.000000	10.090587	0.91%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.014073	11.306363	2.65%	0	2008
	10.336386	11.014073	6.56%	0	2007
	10.000000	10.336386	3.36%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.167119	6.208072	-44.41%	0	2008
	10.960348	11.167119	1.89%	0	2007
	10.000000	10.960348	9.60%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.340567	7.451189	-39.62%	0	2008
	11.566126	12.340567	6.70%	0	2007
	10.000000	11.566126	15.66%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.025232	5.309664	-41.17%	0	2008
	10.282990	9.025232	-12.23%	0	2007
	10.000000	10.282990	2.83%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.399120	8.132438	-28.66%	0	2008
	10.970621	11.399120	3.91%	0	2007
	10.000000	10.970621	9.71%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.436582	6.900790	-39.66%	0	2008
	11.351645	11.436582	0.75%	0	2007
	10.000000	11.351645	13.52%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.541394	7.233359	-31.38%	0	2008
	10.538940	10.541394	0.02%	0	2007
	10.000000	10.538940	5.39%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.630446	6.999646	-39.82%	0	2008
	10.765479	11.630446	8.03%	0	2007
	10.000000	10.765479	7.65%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.692671	7.495850	-29.90%	0	2008
	10.712888	10.692671	-0.19%	0	2007
	10.000000	10.712888	7.13%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.669881	5.518178	-48.28%	0	2008
	10.310999	10.669881	3.48%	0	2007
	10.000000	10.310999	3.11%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.913582	6.113552	-38.33%	0	2008
	10.783613	9.913582	-8.07%	0	2007
	10.000000	10.783613	7.84%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.575226	6.505242	-43.80%	0	2008
	10.501214	11.575226	10.23%	0	2007
	10.000000	10.501214	5.01%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.051259	6.902299	-37.54%	0	2008
	10.946387	11.051259	0.96%	0	2007
	10.000000	10.946387	9.46%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.520869	10.445059	-0.72%	0	2008
	10.203364	10.520869	3.11%	0	2007
	10.000000	10.203364	2.03%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.706250	9.421398	-12.00%	0	2008
	10.360918	10.706250	3.33%	0	2007
	10.000000	10.360918	3.61%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.775951	19.810676	-16.68%	850	2008
	22.776011	23.775951	4.39%	850	2007
	20.972916	22.776011	8.60%	850	2006
	19.064141	20.972916	10.01%	850	2005
	17.674709	19.064141	7.86%	932	2004
	14.104889	17.674709	25.31%	1,779	2003
	13.177483	14.104889	7.04%	949	2002
	12.214257	13.177483	7.89%	0	2001
	11.188158	12.214257	9.17%	339	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.414555	9.449979	-45.74%	0	2008
	15.509048	17.414555	12.29%	0	2007
	12.646145	15.509048	22.64%	0	2006
	11.617554	12.646145	8.85%	0	2005
	10.098577	11.617554	15.04%	0	2004
	8.087169	10.098577	24.87%	0	2003
	10.000000	8.087169	-19.13%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.838010	5.132135	-47.83%	100	2008
	8.184711	9.838010	20.20%	82	2007
	7.642491	8.184711	7.09%	346	2006
	6.632688	7.642491	15.22%	383	2005
	5.565946	6.632688	19.17%	356	2004
	4.006200	5.565946	38.93%	292	2003
	5.938379	4.006200	-32.54%	194	2002
	8.573789	5.938379	-30.74%	8	2001
	10.000000	8.573789	-14.26%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.840139	16.334380	-39.14%	3,321	2008
	33.029694	26.840139	-18.74%	3,900	2007
	24.413139	33.029694	35.29%	5,619	2006
	21.280993	24.413139	14.72%	6,162	2005
	15.920683	21.280993	33.67%	7,145	2004
	11.813686	15.920683	34.76%	8,051	2003
	12.150459	11.813686	-2.77%	3,619	2002
	11.288871	12.150459	7.63%	1,407	2001
	10.882088	11.288871	3.74%	104	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.920983	10.335213	-65.46%	0	2008
	22.196273	29.920983	34.80%	0	2007
	16.230974	22.196273	36.75%	0	2006
	12.559185	16.230974	29.24%	0	2005
	10.000000	12.559185	25.59%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.097562	12.458397	-65.49%	0	2008
	26.768723	36.097562	34.85%	0	2007
	19.580527	26.768723	36.71%	0	2006
	15.135770	19.580527	29.37%	0	2005
	12.268194	15.135770	23.37%	0	2004
	8.118717	12.268194	51.11%	0	2003
	8.532179	8.118717	-4.85%	0	2002
	8.868130	8.532179	-3.79%	0	2001
	15.565075	8.868130	-43.03%	4,668	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.070520	16.940259	-47.18%	0	2008
	22.520375	32.070520	42.41%	0	2007
	18.451216	22.520375	22.05%	0	2006
	12.417025	18.451216	48.60%	0	2005
	10.000000	12.417025	24.17%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	40.580264	21.424185	-47.21%	0	2008
	28.490441	40.580264	42.43%	0	2007
	23.350997	28.490441	22.01%	0	2006
	15.708711	23.350997	48.65%	0	2005
	12.902900	15.708711	21.75%	0	2004
	9.093406	12.902900	41.89%	0	2003
	9.549690	9.093406	-4.78%	0	2002
	10.882498	9.549690	-12.25%	0	2001
	9.966921	10.882498	9.19%	0	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.203137	8.039158	-39.11%	0	2008
	12.254454	13.203137	7.74%	0	2007
	10.999052	12.254454	11.41%	0	2006
	10.320207	10.999052	6.58%	0	2005
	9.602609	10.320207	7.47%	0	2004
	7.259695	9.602609	32.27%	0	2003
	9.676654	7.259695	-24.98%	0	2002
	9.844067	9.676654	-1.70%	0	2001
	10.000000	9.844067	-1.56%	3,941	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.465435	7.317394	-41.30%	2,227	2008
	11.929896	12.465435	4.49%	2,227	2007
	10.847265	11.929896	9.98%	7,321	2006
	10.259054	10.847265	5.73%	7,467	2005
	8.854942	10.259054	15.86%	7,760	2004
	6.594900	8.854942	34.27%	7,849	2003
	9.195957	6.594900	-28.28%	2,073	2002
	9.745774	9.195957	-5.64%	0	2001
	10.000000	9.745774	-2.76%	6,431	2000*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.913969	6.593359	-39.59%	0	2008
	10.903418	10.913969	0.10%	0	2007
	10.068465	10.903418	8.29%	0	2006
	9.762376	10.068465	3.14%	0	2005
	9.269575	9.762376	5.32%	0	2004
	8.132766	9.269575	13.98%	0	2003
	10.015838	8.132766	-18.80%	0	2002
	10.000000	10.015838	0.16%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.136116	5.717009	-52.89%	0	2008
	12.224805	12.136116	-0.73%	0	2007
	11.049947	12.224805	10.63%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.305256	6.930986	-43.67%	0	2008
	11.216666	12.305256	9.71%	0	2007
	10.772146	11.216666	4.13%	0	2006
	10.104114	10.772146	6.61%	0	2005
	9.674526	10.104114	4.44%	0	2004
	7.625686	9.674526	26.87%	0	2003
	10.292384	7.625686	-25.91%	0	2002
	10.000000	10.292384	2.92%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.588280	7.074015	-43.80%	0	2008
	11.503483	12.588280	9.43%	0	2007
	11.072803	11.503483	3.89%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.511272	7.514666	-48.21%	0	2008
	13.402874	14.511272	8.27%	0	2007
	11.769343	13.402874	13.88%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.343934	9.130415	-31.58%	0	2008
	12.601880	13.343934	5.89%	0	2007
	11.023622	12.601880	14.32%	0	2006
	10.685992	11.023622	3.16%	0	2005
	10.011675	10.685992	6.74%	0	2004
	8.214934	10.011675	21.87%	0	2003
	9.935269	8.214934	-17.32%	0	2002
	10.000000	9.935269	-0.65%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.647187	8.143130	-30.09%	0	2008
	10.631851	11.647187	9.55%	0	2007
	10.000000	10.631851	6.32%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.747386	6.368871	-45.78%	0	2008
	12.698047	11.747386	-7.49%	0	2007
	10.000000	12.698047	26.98%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.395700	11.910141	-41.60%	0	2008
	18.152809	20.395700	12.36%	0	2007
	14.451390	18.152809	25.61%	0	2006
	12.510074	14.451390	15.52%	0	2005
	10.299361	12.510074	21.46%	0	2004
	8.147038	10.299361	26.42%	0	2003
	10.000000	8.147038	-18.53%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.509039	6.956686	-39.55%	0	2008
	10.161561	11.509039	13.26%	0	2007
	10.000000	10.161561	1.62%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.386854	9.683355	-37.07%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.884237	6.973518	-35.93%	3,596	2008
	11.120804	10.884237	-2.13%	3,031	2007
	9.696030	11.120804	14.69%	2,596	2006
	9.460244	9.696030	2.49%	2,106	2005
	8.547597	9.460244	10.68%	1,583	2004
	6.746126	8.547597	26.70%	1,018	2003
	8.542208	6.746126	-21.03%	369	2002
	9.517124	8.542208	-10.24%	0	2001
	10.868993	9.517124	-12.44%	1,201	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.524938	7.849732	-45.96%	0	2008
	12.562194	14.524938	15.62%	0	2007
	10.257340	12.562194	22.47%	0	2006
	9.245891	10.257340	10.94%	0	2005
	8.213544	9.245891	12.57%	0	2004
	6.734635	8.213544	21.96%	0	2003
	8.634862	6.734635	-22.01%	0	2002
	12.448741	8.634862	-30.64%	0	2001
	12.278859	12.448741	-18.52%	2,454	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.261456	9.328621	-45.96%	31	2008
	14.928929	17.261456	15.62%	32	2007
	12.189834	14.928929	22.47%	33	2006
	11.002769	12.189834	10.79%	30	2005
	9.760983	11.002769	12.72%	22	2004
	8.003444	9.760983	21.96%	12	2003
	10.000000	8.003444	-19.97%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.526222	7.799843	-25.90%	0	2008
	11.001395	10.526222	-4.32%	0	2007
	10.000000	11.001395	10.01%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.816111	6.772635	-42.68%	0	2008
	9.969479	11.816111	18.52%	0	2007
	10.522307	9.969479	-5.25%	0	2006
	10.514187	10.522307	0.08%	0	2005
	9.698786	10.514187	8.41%	0	2004
	7.927692	9.698786	22.34%	0	2003
	10.000000	7.927692	-20.72%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.067761	10.806616	-28.28%	2,520	2008
	16.218258	15.067761	-7.09%	2,133	2007
	13.953790	16.218258	16.23%	1,830	2006
	13.562258	13.953790	2.89%	1,492	2005
	12.110238	13.562258	11.99%	1,127	2004
	9.857137	12.110238	26.32%	732	2003
	11.201712	9.587137	-14.41%	269	2002
	10.137636	11.201712	10.50%	0	2001
	8.759360	10.137636	15.73%	4,298	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.998633	6.540984	-49.68%	0	2008
	9.495410	12.998633	36.89%	0	2007
	10.000000	9.495410	-5.05%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.202885	10.798896	-3.61%	0	2008
	10.446805	11.202885	7.24%	0	2007
	10.498201	10.446805	-0.49%	0	2006
	10.552410	10.498201	-0.51%	0	2005
	10.181634	10.552410	3.64%	0	2004
	10.000000	10.181634	1.82%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.532439	7.583111	-39.49%	0	2008
	12.537050	12.532439	-0.04%	0	2007
	11.059494	12.537050	13.36%	0	2006
	10.574619	11.059494	4.59%	0	2005
	9.646881	10.574619	9.62%	0	2004
	7.849043	9.646881	22.91%	0	2003
	10.176480	7.849043	-22.87%	0	2002
	10.000000	10.176480	1.76%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.304930	7.540981	-38.72%	0	2008
	13.347325	12.304930	-7.81%	0	2007
	11.234683	13.347325	18.80%	0	2006
	10.728317	11.234683	4.72%	0	2005
	9.677633	10.728317	10.86%	0	2004
	7.992275	9.677633	21.09%	0	2003
	10.154499	7.992275	-21.29%	0	2002
	10.000000	10.154499	1.54%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.886183	8.919428	-52.77%	0	2008
	14.282350	18.886183	32.23%	0	2007
	14.120053	14.282350	1.15%	0	2006
	12.602380	14.120053	12.04%	0	2005
	10.978396	12.602380	14.79%	0	2004
	8.206871	10.978396	33.77%	0	2003
	10.473755	8.206871	-21.64%	0	2002
	10.000000	10.473755	4.74%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.174007	8.186092	-42.25%	0	2008
	12.412254	14.174007	14.19%	0	2007
	10.679213	12.412254	16.23%	0	2006
	9.283128	10.679213	15.04%	0	2005
	8.259675	9.283128	12.39%	0	2004
	6.335783	8.259675	30.37%	0	2003
	8.076087	6.335783	-21.55%	0	2002
	10.609678	8.076087	-23.88%	0	2001
	14.615712	10.609678	-27.41%	0	2000

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.064384	5.770405	-47.85%	0	2008
	11.762677	11.064384	-5.94%	0	2007
	10.607513	11.762677	10.89%	0	2006
	9.323593	10.607513	13.77%	0	2005
	8.067402	9.323593	15.57%	0	2004
	5.577770	8.067402	44.63%	0	2003
	8.648961	5.577770	-35.51%	0	2002
	12.375201	8.648961	-30.11%	0	2001
	15.584757	12.375201	-20.59%	0	2000

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.222204	7.639239	-37.50%	0	2008
	12.260431	12.222204	-0.31%	0	2007
	10.487003	12.260431	16.91%	0	2006
	9.899642	10.487003	5.93%	0	2005
	9.077137	9.899642	9.06%	0	2004
	7.403844	9.077137	22.60%	0	2003
	9.829084	7.403844	-24.67%	0	2002
	9.942010	9.829084	-1.14%	0	2001
	9.318528	9.942010	6.69%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.969607	9.452842	-32.33%	0	2008
	14.357676	13.969607	-2.70%	0	2007
	12.811123	14.357676	12.07%	0	2006
	12.196229	12.811123	5.04%	0	2005
	10.215680	12.196229	19.39%	0	2004
	7.569450	10.215680	34.96%	0	2003
	10.000000	7.569450	-24.31%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.013618	5.147022	-35.77%	12	2008
	7.591231	8.013618	5.56%	12	2007
	7.096725	7.591231	6.97%	12	2006
	6.992022	7.096725	1.50%	12	2005
	6.720932	6.992022	4.03%	12	2004
	5.445448	6.720932	23.42%	12	2003
	7.824478	5.445448	-30.40%	12	2002
	10.318982	7.824478	-24.17%	0	2001
	11.840111	10.318982	-12.85%	4,615	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.200843	6.280369	-38.43%	0	2008
	9.895472	10.200843	3.09%	479	2007
	8.746439	9.895472	13.14%	516	2006
	8.528816	8.746439	2.55%	557	2005
	7.869869	8.528816	8.37%	561	2004
	6.259089	7.869869	25.74%	561	2003
	8.230945	6.259089	-23.96%	0	2002
	9.570079	8.230945	-13.99%	0	2001
	10.768723	9.570079	-11.13%	17,895	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.709550	7.389870	-31.00%	10	2008
	10.206902	10.709550	4.92%	10	2007
	8.945861	10.206902	14.10%	10	2006
	8.749492	8.945861	2.24%	10	2005
	8.503490	8.749492	2.89%	10	2004
	7.164595	8.503490	18.69%	10	2003
	8.782702	7.164595	-18.42%	10	2002
	9.888186	8.782702	-11.18%	0	2001
	10.160091	9.888186	-2.68%	5,159	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.890347	6.656702	-38.88%	0	2008
	12.502365	10.890347	-12.89%	0	2007
	12.299638	12.502365	1.65%	0	2006
	11.867823	12.299638	3.64%	0	2005
	10.882078	11.867823	9.06%	0	2004
	8.436141	10.882078	28.99%	0	2003
	10.649521	8.436141	-20.78%	0	2002
	10.000000	10.649521	6.50%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.189777	11.166994	-38.61%	0	2008
	17.831890	18.189777	2.01%	0	2007
	14.848559	17.831890	20.09%	0	2006
	13.547605	14.848559	9.60%	0	2005
	11.523664	13.547605	17.56%	0	2004
	8.627858	11.523664	33.56%	0	2003
	10.035673	8.627858	-14.03%	0	2002
	10.000000	10.035673	0.36%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.893006	9.606493	-2.90%	0	2008
	10.253497	9.893006	-3.52%	0	2007
	10.000000	10.253497	2.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.967573	11.776049	-9.19%	35	2008
	12.564026	12.967573	3.21%	38	2007
	12.314679	12.564026	2.02%	35	2006
	12.410689	12.314679	-0.77%	26	2005
	12.227793	12.410689	1.50%	18	2004
	11.929514	12.227793	2.50%	8	2003
	11.142163	11.929514	7.07%	0	2002
	10.532467	11.142163	5.79%	0	2001
	9.734444	10.532467	8.20%	1,021	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.012763	9.000287	-43.79%	9	2008
	13.913635	16.012763	15.09%	389	2007
	12.728796	13.913635	9.31%	418	2006
	11.120741	12.728796	14.46%	451	2005
	9.843498	11.120741	12.98%	454	2004
	7.829445	9.843498	25.72%	454	2003
	8.825197	7.829445	-11.28%	9	2002
	10.282107	8.825197	-14.17%	0	2001
	11.251727	10.282107	-8.62%	7,404	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.307433	5.942793	-55.34%	0	2008
	9.329305	13.307433	42.64%	0	2007
	10.000000	9.329305	-6.71%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.543105	7.038920	-43.88%	90	2008
	12.628064	12.543105	-0.67%	491	2007
	10.735822	12.628064	17.63%	525	2006
	10.363157	10.735822	3.60%	545	2005
	9.498796	10.363157	9.10%	531	2004
	7.446930	9.498796	27.55%	511	2003
	9.159972	7.446930	-18.70%	9	2002
	9.854339	9.159972	-7.05%	0	2001
	9.287966	9.854339	6.10%	3,397	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.129603	8.167582	-26.61%	0	2008
	10.459496	11.129603	6.41%	0	2007
	10.000000	10.459496	4.59%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.306894	7.452019	-34.09%	0	2008
	10.479370	11.306894	7.90%	0	2007
	10.000000	10.479370	4.79%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.435608	6.935916	-39.35%	0	2008
	10.499414	11.435608	8.92%	0	2007
	10.000000	10.499414	4.99%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.038297	3.978233	-55.98%	0	2008
	7.500211	9.038297	20.51%	0	2007
	7.271311	7.500211	3.15%	0	2006
	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001
	9.846493	7.988718	-18.87%	2,899	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.436772	5.393870	-48.32%	446	2008
	8.399362	10.436772	24.26%	388	2007
	8.033852	8.399362	4.55%	325	2006
	7.761188	8.033852	3.51%	238	2005
	7.673205	7.761188	1.15%	139	2004
	5.899618	7.673205	30.06%	86	2003
	8.629292	5.899618	-31.63%	27	2002
	10.709661	8.629292	-19.43%	0	2001
	12.293179	10.709661	-12.88%	13,856	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.394378	6.895406	-26.60%	0	2008
	9.343831	9.394378	0.54%	25	2007
	8.579779	9.343831	8.91%	24	2006
	8.543293	8.579779	0.43%	19	2005
	7.967694	8.543293	7.22%	14	2004
	6.406466	7.967694	24.37%	7	2003
	6.312150	6.406466	1.49%	0	2002
	7.315306	6.312150	-13.71%	0	2001
	9.649726	7.315306	-24.19%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.749568	7.164231	-26.52%	25	2008
	10.000000	9.749568	-2.50%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.736536	10.164628	-5.33%	0	2008
	10.519427	10.736536	2.06%	0	2007
	10.296235	10.519427	2.17%	0	2006
	10.296928	10.296235	-0.01%	0	2005
	10.077187	10.296928	2.18%	0	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.092167	6.572006	-40.75%	0	2008
	9.806795	11.092167	13.11%	0	2007
	10.000000	9.806795	-1.93%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.959481	8.224965	-45.02%	0	2008
	13.031869	14.959481	14.79%	0	2007
	11.279497	13.031869	15.54%	0	2006
	9.678616	11.279497	16.54%	0	2005
	8.706766	9.678616	11.16%	0	2004
	6.207036	8.706766	40.27%	0	2003
	7.955555	6.207036	-21.98%	0	2002
	10.318180	7.955555	-22.90%	0	2001
	13.028101	10.318180	-20.80%	765	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.537412	10.189818	-45.03%	0	2008
	16.146223	18.537412	14.81%	0	2007
	13.974726	16.146223	15.54%	0	2006
	11.996049	13.974726	16.49%	0	2005
	10.790672	11.996049	11.17%	0	2004
	7.690083	10.790672	40.32%	0	2003
	10.000000	7.690083	-23.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.113887	7.227523	-52.18%	34	2008
	14.613642	15.113887	3.42%	31	2007
	12.839023	14.613642	13.82%	32	2006
	12.780448	12.839023	0.46%	26	2005
	11.446763	12.780448	11.65%	19	2004
	7.405989	11.446763	54.56%	12	2003
	10.000000	7.405989	-25.94%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.242463	7.746080	-31.10%	0	2008
	11.063397	11.242463	1.62%	0	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.662049	6.338993	-34.39%	0	2008
	10.105944	9.662049	-4.39%	0	2007
	10.000000	10.105944	1.06%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.380927	6.202797	-53.64%	0	2008
	10.615926	13.380927	26.05%	0	2007
	10.000000	10.615926	6.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.301325	10.127798	-41.46%	0	2008
	15.256543	17.301325	13.40%	0	2007
	12.798025	15.256543	19.21%	0	2006
	11.826145	12.798025	8.22%	0	2005
	10.156695	11.826145	16.44%	0	2004
	7.822622	10.156695	29.84%	0	2003
	10.000000	7.822622	-21.77%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.214802	7.131437	-41.62%	0	2008
	10.803138	12.214802	13.07%	0	2007
	10.000000	10.803138	8.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.306330	11.761924	4.03%	0	2008
	10.397135	11.306330	8.74%	0	2007
	10.000000	10.397135	3.97%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.917710	9.105024	-34.58%	0	2008
	13.870261	13.917710	0.34%	0	2007
	12.118856	13.870261	14.45%	0	2006
	11.328125	12.118856	6.98%	0	2005
	10.000000	11.328125	13.28%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.932359	5.963137	-45.45%	236	2008
	8.169437	10.932359	33.82%	194	2007
	7.643179	8.169437	6.89%	155	2006
	6.932196	7.643179	10.26%	108	2005
	5.999277	6.932196	15.55%	58	2004
	5.094038	5.999277	17.77%	35	2003
	6.186133	5.094038	-17.65%	13	2002
	8.080524	6.186133	-23.44%	0	2001
	10.000000	8.080524	-19.19%	30,634	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.458950	2.446926	-45.12%	0	2008
	3.741031	4.458950	19.19%	0	2007
	3.541860	3.741031	5.62%	0	2006
	3.241370	3.541860	9.27%	0	2005
	3.290581	3.241370	-1.50%	0	2004
	2.293462	3.290581	43.48%	0	2003
	3.964208	2.293462	-42.15%	0	2002
	6.457722	3.964208	-38.61%	0	2001
	10.000000	6.457722	-35.24%	20,519	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.811290	7.589474	-45.05%	0	2008
	11.582222	13.811290	19.25%	0	2007
	10.954232	11.582222	5.73%	0	2006
	10.044976	10.954232	9.05%	0	2005
	10.170254	10.044976	-1.23%	0	2004
	7.056728	10.170254	44.12%	0	2003
	10.000000	7.056728	-29.43%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.106452	10.682787	-37.55%	0	2008
	16.457204	17.106452	3.95%	0	2007
	15.167281	16.457204	8.50%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.782874	7.384616	-53.21%	0	2008
	12.587891	15.782874	25.38%	0	2007
	8.763918	12.587891	43.63%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	0	2001
	10.000000	8.116951	-18.83%	21,498	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.508084	12.875814	-53.19%	235	2008
	21.930185	27.508084	25.43%	198	2007
	15.261227	21.930185	43.70%	169	2006
	11.801068	15.261227	29.32%	129	2005
	10.149016	11.801068	16.28%	73	2004
	7.700818	10.149016	31.79%	46	2003
	10.000000	7.700818	-22.99%	17	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.767554	9.728326	-34.12%	0	2008
	14.014107	14.767554	5.38%	0	2007
	11.872058	14.014107	18.04%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.432108	7.641394	-38.54%	0	2008
	11.820434	12.432108	5.17%	0	2007
	10.643360	11.820434	11.06%	0	2006
	10.024275	10.643360	6.18%	0	2005
	8.836537	10.024275	13.44%	0	2004
	6.846694	8.836537	29.06%	0	2003
	9.503836	6.846694	-27.96%	0	2002
	9.852553	9.503836	-3.54%	0	2001
	9.945085	9.852553	-0.93%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.418082	5.465556	-47.54%	0	2008
	10.306188	10.418082	1.09%	0	2007
	10.000000	10.306188	3.06%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.136273	8.395593	-44.53%	18	2008
	12.613177	15.136273	20.00%	18	2007
	11.226772	12.613177	12.35%	18	2006
	10.076342	11.226772	11.42%	18	2005
	8.844791	10.076342	13.92%	18	2004
	7.050541	8.844791	25.45%	18	2003
	10.187333	7.050541	-30.79%	18	2002
	13.804447	10.187333	-26.20%	0	2001
	15.228125	13.804447	-9.35%	19,089	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.885135	6.474317	-53.37%	0	2008
	12.966843	13.885135	7.08%	0	2007
	11.793790	12.966843	9.95%	0	2006
	10.199250	11.793790	15.63%	0	2005
	8.751925	10.199250	16.54%	0	2004
	6.614111	8.751925	32.32%	0	2003
	8.901954	6.614111	-25.70%	0	2002
	9.353966	8.901954	-4.83%	0	2001
	9.482078	9.353966	-1.35%	0	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.222738	5.412079	-47.06%	0	2008
	10.128652	10.222738	0.93%	0	2007
	10.000000	10.128652	1.29%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.234147	8.678151	-15.20%	0	2008
	9.973597	10.234147	2.61%	0	2007
	9.771163	9.973597	2.07%	0	2006
	9.833172	9.771163	-0.63%	0	2005
	9.961375	9.833172	-1.29%	0	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.435723	7.965140	-40.72%	0	2008
	13.648238	13.435723	-1.56%	0	2007
	13.237895	13.648238	3.10%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.824700	7.445547	-31.22%	0	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.978384	7.199342	-39.90%	0	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	0	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.689152	8.950064	-29.47%	0	2008
	12.562376	12.689152	1.01%	0	2007
	11.595056	12.562376	8.34%	0	2006
	11.561839	11.595056	0.29%	0	2005
	10.721266	11.561839	7.84%	0	2004
	8.951783	10.721266	19.77%	0	2003
	8.853567	8.951783	1.11%	0	2002
	8.674196	8.853567	2.07%	0	2001
	9.653769	8.674196	-10.15%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.748546	13.134099	-58.63%	0	2008
	22.266948	31.748546	42.58%	0	2007
	16.626514	22.266948	33.92%	0	2006
	12.796711	16.626514	29.93%	0	2005
	10.819976	12.796711	18.27%	0	2004
	6.683831	10.819976	61.88%	0	2003
	8.049848	6.683831	-16.97%	0	2002
	8.668856	8.049848	-7.14%	0	2001
	10.000000	8.668856	-13.31%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.444242	14.639448	-58.70%	0	2008
	24.864181	35.444242	42.55%	0	2007
	18.575830	24.864181	33.85%	0	2006
	14.295108	18.575830	29.95%	0	2005
	12.085590	14.295108	18.28%	0	2004
	7.467644	12.085590	61.84%	0	2003
	10.000000	7.467644	-25.32%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.206910	13.280414	-34.28%	0	2008
	17.137335	20.206910	17.91%	0	2007
	12.714934	17.137335	34.78%	0	2006
	12.190522	12.714934	4.30%	0	2005
	9.577309	12.190522	27.29%	0	2004
	7.874340	9.577309	21.63%	0	2003
	10.000000	7.874340	-21.26%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.696115	7.764747	-47.16%	0	2008
	11.801629	14.696115	24.53%	0	2007
	9.060896	11.801629	30.25%	0	2006
	7.103840	9.060896	27.55%		2005
	6.351013	7.103840	11.85%	0	2004
	4.780758	6.351013	32.85%	0	2003
	6.431226	4.780758	-25.66%	0	2002
	9.203720	6.431226	-30.12%	0	2001
	10.000000	9.203720	-7.96%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.728420	12.540930	-47.15%	0	2008
	19.054507	23.728420	24.53%	0	2007
	14.630990	19.054507	30.23%	0	2006
	11.473949	14.630990	27.51%	0	2005
	10.243769	11.473949	12.01%	0	2004
	7.727570	10.243769	32.56%	0	2003
	10.000000	7.727570	-22.72%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.230233	7.757580	-45.49%	0	2008
	12.118163	14.230233	17.43%	0	2007
	9.827514	12.118163	23.31%	0	2006
	8.406838	9.827514	16.90%	0	2005
	7.420290	8.406838	13.30%	0	2004
	5.567726	7.420290	33.27%	0	2003
	7.618821	5.567726	-26.92%	0	2002
	9.581737	7.618821	-20.49%	0	2001
	11.155808	9.581737	-14.11%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.880481	14.112432	-45.47%	0	2008
	22.031519	25.880481	17.47%	0	2007
	17.876898	22.031519	23.24%	0	2006
	15.292542	17.876898	16.90%	0	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.110953	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.093352	-39.07%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.881926	9.420256	-47.32%	0	2008
	18.465425	17.881926	-3.16%	0	2007
	15.665016	18.465425	17.88%	0	2006
	14.384939	15.665016	8.90%	0	2005
	12.124336	14.384939	18.65%	0	2004
	8.750059	12.124336	38.56%	0	2003
	10.000000	8.750059	-12.50%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.277796	14.009637	5.51%	0	2008
	12.651515	13.277796	4.95%	0	2007
	12.497968	12.651515	1.23%	0	2006
	12.355580	12.497968	1.15%	0	2005
	12.215658	12.355580	1.15%	0	2004
	12.226769	12.215658	-0.09%	0	2003
	11.247230	12.226769	8.71%	0	2002
	10.707078	11.247230	5.04%	0	2001
	9.712126	10.707078	10.24%	6,132	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.992165	3.597364	-39.97%	0	2008
	5.117956	5.992165	17.08%	0	2007
	4.921251	5.117956	4.00%	0	2006
	4.717297	4.921251	4.32%	0	2005
	4.452803	4.717297	5.94%	0	2004
	3.424662	4.452803	30.02%	0	2003
	4.905344	3.424662	-30.19%	0	2002
	6.969771	4.905344	-29.62%	0	2001
	9.684680	6.969771	-28.03%	0	2000

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.048396	10.288034	-26.77%	0	2008
	12.668291	14.048396	10.89%	0	2007
	12.592455	12.668291	0.60%	0	2006
	11.856486	12.592455	6.21%	0	2005
	11.224213	11.856486	5.63%	0	2004
	8.378093	11.224213	33.97%	0	2003
	10.000000	8.378093	-16.22%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.601017	10.678782	-7.95%	0	2008
	11.240282	11.601017	3.21%	0	2007
	10.808627	11.240282	3.99%	0	2006
	10.681004	10.808627	1.19%	0	2005
	10.419761	10.681004	2.51%	0	2004
	9.858342	10.419761	5.69%	0	2003
	10.000000	9.858342	-1.42%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460192	10.368554	-16.79%	0	2008
	12.018192	12.460192	3.68%	0	2007
	11.315902	12.018192	6.21%	0	2006
	11.056083	11.315902	2.35%	0	2005
	10.533364	11.056083	4.96%	0	2004
	9.458089	10.533364	11.37%	0	2003
	10.000000	9.458089	-5.42%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.174998	9.911326	-24.77%	0	2008
	12.731689	13.174998	3.48%	0	2007
	11.672236	12.731689	9.08%	0	2006
	11.311318	11.672236	3.19%	0	2005
	10.542661	11.311318	7.29%	0	2004
	8.965450	10.542661	17.59%	0	2003
	10.000000	8.965450	-10.35%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.199386	9.542030	-32.80%	529	2008
	13.658165	14.199386	3.96%	529	2007
	12.173144	13.658165	12.20%	1,325	2006
	11.606341	12.173144	4.88%	1,316	2005
	10.570861	11.606341	9.80%	1,183	2004
	8.521461	10.570861	24.05%	1,016	2003
	10.000000	8.521461	-14.79%	23	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.808204	9.160292	-38.14%	0	2008
	14.269599	14.808204	3.77%	0	2007
	12.464792	14.269599	14.48%	0	2006
	11.789789	12.464792	5.73%	0	2005
	10.555870	11.789789	11.69%	0	2004
	8.172252	10.555870	29.17%	0	2003
	10.000000	8.172252	-18.28%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.241216	11.974103	-37.77%	6	2008
	18.265332	19.241216	5.34%	278	2007
	16.968499	18.265332	7.64%	298	2006
	15.452880	16.968499	9.81%	322	2005
	13.631684	15.452880	13.36%	324	2004
	10.335306	13.631684	31.89%	324	2003
	12.458494	10.335306	-17.04%	6	2002
	12.889199	12.458494	-3.34%	0	2001
	11.420762	12.889199	12.86%	663	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.945655	10.941452	-0.04%	0	2008
	10.664869	10.945655	2.63%	0	2007
	10.415600	10.664869	2.39%	0	2006
	10.356664	10.415600	0.57%	0	2005
	10.488319	10.356664	-1.26%	0	2004
	10.641254	10.488319	-1.44%	0	2003
	10.733926	10.641254	-0.86%	0	2002
	10.578635	10.733926	1.47%	0	2001
	10.185016	10.578635	3.86%	27,962	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.055886	-39.44%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.503583	11.303147	-47.44%	0	2008
	21.330878	21.503583	0.81%	0	2007
	17.740610	21.330878	20.24%	0	2006
	16.162608	17.740610	9.76%	0	2005
	13.720758	16.162608	17.80%	0	2004
	10.000000	13.720758	37.21%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.276951	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.193248	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.664890	-33.35%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.928039	8.358901	-47.52%	6	2008
	14.818391	15.928039	7.49%	6	2007
	14.657700	14.818391	1.10%	6	2006
	13.843455	14.657700	5.88%	6	2005
	12.461332	13.843455	11.09%	6	2004
	9.475089	12.461332	31.52%	6	2003
	14.500883	9.475089	-34.66%	6	2002
	16.606604	14.500883	-12.68%	0	2001
	20.222829	16.606604	-17.88%	4,022	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.275315	14.138322	-33.55%	57	2008
	23.331781	21.275315	-8.81%	47	2007
	20.306904	23.331781	14.90%	39	2006
	20.112575	20.306904	0.97%	30	2005
	17.505231	20.112575	14.89%	21	2004
	11.393329	17.505231	53.64%	17	2003
	15.970228	11.393329	-28.66%	13	2002
	12.711918	15.970228	25.63%	0	2001
	11.669520	12.711918	8.93%	2,578	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.631279	13.095835	-39.46%	232	2008
	21.625478	21.631279	0.03%	187	2007
	19.704712	21.625478	9.75%	153	2006
	17.909807	19.704712	10.02%	114	2005
	15.362226	17.909807	16.58%	69	2004
	11.121852	15.362226	38.13%	43	2003
	13.735040	11.121852	-19.03%	12	2002
	15.032303	13.735040	-8.63%	0	2001
	14.091464	15.032303	6.68%	2,404	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.217667	10.707996	-18.99%	35	2008
	12.899216	13.217667	2.47%	37	2007
	12.560707	12.899216	2.69%	34	2006
	12.549283	12.560707	0.09%	26	2005
	12.026120	12.549283	4.35%	19	2004
	10.950902	12.026120	9.82%	9	2003
	10.428441	10.950902	5.01%	0	2002
	10.219812	10.428441	2.04%	0	2001
	9.874217	10.219812	3.50%	0	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.979662	6.285199	-42.76%	196	2008
	10.362878	10.979662	5.95%	154	2007
	9.310319	10.362878	11.31%	121	2006
	8.846274	9.310319	5.25%	84	2005
	8.228953	8.846274	7.50%	44	2004
	6.588356	8.228953	24.90%	27	2003
	8.138802	6.588356	-19.50%	10	2002
	9.424179	8.138802	-13.64%	0	2001
	9.828705	9.424179	-4.12%	893	2000

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.415409	8.538980	-50.97%	0	2008
	15.939619	17.415409	9.26%	0	2007
	14.012889	15.939619	13.75%	0	2006
	12.969382	14.012889	8.05%	0	2005
	11.148064	12.969382	16.34%	0	2004
	9.061817	11.148064	23.02%	0	2003
	10.000000	9.061817	-9.38%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.806953	-1.93%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.649819	1.838475	-49.63%	0	2008
	3.103081	3.649819	17.62%	0	2007
	2.849583	3.103081	8.90%	0	2006
	2.924167	2.849583	-2.55%	0	2005
	2.861931	2.924167	2.17%	0	2004
	1.882161	2.861931	52.06%	0	2003
	3.358489	1.882161	-43.96%	0	2002
	5.987495	3.358489	-43.91%	0	2001
	10.000000	5.987495	-40.31%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.741253	6.919551	-49.64%	0	2008
	11.673907	13.741253	17.71%	0	2007
	10.728581	11.673907	8.81%	0	2006
	11.008946	10.728581	-2.55%	0	2005
	10.778192	11.008946	2.14%	0	2004
	7.090301	10.778192	52.01%	0	2003
	10.000000	7.090301	-29.10%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.705609	9.036256	-42.46%	0	2008
	13.097920	15.705609	19.91%	0	2007
	13.409923	13.097920	-2.33%	0	2006
	12.224041	13.409923	9.70%	0	2005
	11.098513	12.224041	10.14%	0	2004
	7.434874	11.098513	49.28%	0	2003
	10.000000	7.434874	-25.65%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.770878	6.030030	-38.29%	0	2008
	10.202686	9.770878	-4.23%	0	2007
	8.986278	10.202686	13.54%	0	2006
	8.800065	8.986278	2.12%	0	2005
	7.646162	8.800065	15.09%	0	2004
	5.939149	7.646162	28.74%	0	2003
	8.100362	5.939149	-26.68%	0	2002
	9.415211	8.100362	-13.97%	0	2001
	10.753493	9.415211	-12.45%	0	2000

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.568692	-44.31%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.476801	6.657845	-46.64%	279	2008
	11.160241	12.476801	11.80%	291	2007
	10.554295	11.160241	5.74%	287	2006
	10.251831	10.554295	2.95%	276	2005
	9.787472	10.251831	4.74%	264	2004
	7.630825	9.787472	28.26%	249	2003
	10.651785	7.630825	-28.36%	253	2002
	12.441012	10.651785	-14.38%	0	2001
	12.729331	12.441012	-2.26%	6,339	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.225396	13.019055	-41.42%	146	2008
	21.340637	22.225396	4.15%	145	2007
	18.511544	21.340637	15.28%	150	2006
	16.528020	18.511544	12.00%	161	2005
	14.156384	16.528020	16.75%	164	2004
	10.000000	14.156384	41.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.672032	8.009483	-41.42%	20	2008
	13.130042	13.672032	4.13%	20	2007
	11.389082	13.130042	15.29%	20	2006
	10.171389	11.389082	11.97%	20	2005
	8.714241	10.171389	16.72%	20	2004
	6.220335	8.714241	40.09%	320	2003
	8.156044	6.220335	-23.73%	312	2002
	9.467611	8.156044	-13.85%	0	2001
	10.000000	9.467611	-5.32%	841	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.528140	1.969888	-79.33%	0	2008
	10.000000	9.528140	-4.72%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.237209	2.138459	-79.11%	0	2008
	10.463286	10.237209	-2.16%	0	2007
	10.000000	10.463286	4.63%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.711597	6.455455	-39.73%	304	2008
	10.473670	10.711597	2.27%	298	2007
	9.295556	10.473670	12.67%	307	2006
	8.954387	9.295556	3.81%	294	2005
	8.351719	8.954387	7.22%	289	2004
	6.728539	8.351719	24.12%	265	2003
	8.459766	6.728539	-20.46%	279	2002
	9.614839	8.459766	-12.01%	0	2001
	10.759121	9.614839	-10.64%	2,472	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.633917	5.866406	-39.11%	0	2008
	9.957149	9.633917	-3.25%	0	2007
	10.000000	9.957149	-0.43%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.069241	5.521991	-50.11%	699	2008
	10.629106	11.069241	4.14%	1,034	2007
	10.539493	10.629106	0.85%	979	2006
	9.578595	10.539493	10.03%	955	2005
	8.164347	9.578595	17.32%	895	2004
	6.636658	8.164347	23.02%	853	2003
	9.383576	6.636658	-29.27%	313	2002
	13.940374	9.383576	-32.69%	0	2001
	16.032747	13.940374	-13.05%	6,374	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.931459	9.955225	-8.93%	0	2008
	10.087596	10.931459	8.37%	0	2007
	10.000000	10.087596	0.88%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.005163	11.291455	2.60%	0	2008
	10.333323	11.005163	6.50%	0	2007
	10.000000	10.333323	3.33%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.158240	6.199960	-44.44%	0	2008
	10.957248	11.158240	1.83%	0	2007
	10.000000	10.957248	9.57%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.330754	7.441455	-39.65%	0	2008
	11.562848	12.330754	6.64%	0	2007
	10.000000	11.562848	15.63%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.018032	5.302719	-41.20%	0	2008
	10.280077	9.018032	-12.28%	0	2007
	10.000000	10.280077	2.80%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.390029	8.121806	-28.69%	0	2008
	10.967504	11.390029	3.85%	0	2007
	10.000000	10.967504	9.68%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.427476	6.891768	-39.69%	0	2008
	11.348428	11.427476	0.70%	0	2007
	10.000000	11.348428	13.48%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.532996	7.223907	-31.42%	0	2008
	10.535949	10.532996	-0.03%	0	2007
	10.000000	10.535949	5.36%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.621187	6.990497	-39.85%	0	2008
	10.762432	11.621187	7.98%	0	2007
	10.000000	10.762432	7.62%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.684149	7.486047	-29.93%	0	2008
	10.709837	10.684149	-0.24%	0	2007
	10.000000	10.709837	7.10%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.661384	5.510962	-48.31%	0	2008
	10.308080	10.661384	3.43%	0	2007
	10.000000	10.308080	3.08%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.905669	6.105558	-38.36%	0	2008
	10.780547	9.905669	-8.12%	0	2007
	10.000000	10.780547	7.81%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.565362	6.496370	-43.83%	0	2008
	10.497662	11.565362	10.17%	0	2007
	10.000000	10.497662	4.98%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.041852	6.892892	-37.57%	0	2008
	10.942684	11.041852	0.91%	0	2007
	10.000000	10.942684	9.43%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.511870	10.430801	-0.77%	0	2008
	10.199868	10.511870	3.06%	0	2007
	10.000000	10.199868	2.00%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.697155	9.408588	-12.05%	0	2008
	10.357423	10.697155	3.28%	0	2007
	10.000000	10.357423	3.57%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.671112	19.713247	-16.72%	0	2008
	22.687213	23.671112	4.34%	0	2007
	20.901775	22.687213	8.54%	0	2006
	19.009151	20.901775	9.96%	0	2005
	17.632719	19.009151	7.81%	0	2004
	14.078556	17.632719	25.25%	0	2003
	13.159594	14.078556	6.98%	0	2002
	12.203935	13.159594	7.83%	0	2001
	11.184375	12.203935	9.12%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.364279	9.417870	-45.76%	0	2008
	15.472204	17.364279	12.23%	0	2007
	12.622515	15.472204	22.58%	0	2006
	11.601757	12.622515	8.80%	0	2005
	10.089986	11.601757	14.98%	0	2004
	8.084412	10.089986	24.81%	0	2003
	10.000000	8.084412	-19.16%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.799564	5.109459	-47.86%	0	2008
	8.156912	9.799564	20.14%	0	2007
	7.620410	8.156912	7.04%	0	2006
	6.616893	7.620410	15.17%	0	2005
	5.555526	6.616893	19.10%	0	2004
	4.000740	5.555526	38.86%	0	2003
	5.933316	4.000740	-32.57%	0	2002
	8.570899	5.933316	-30.77%	0	2001
	10.000000	8.570899	-14.29%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.721811	16.254028	-39.17%	6	2008
	32.900971	26.721811	-18.78%	6	2007
	24.330353	32.900971	35.23%	6	2006
	21.219625	24.330353	14.66%	6	2005
	15.882868	21.219625	33.60%	6	2004
	11.791634	15.882868	34.70%	6	2003
	12.133966	11.791634	-2.82%	6	2002
	11.279333	12.133966	7.58%	0	2001
	10.874392	11.279333	3.72%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.865197	10.310654	-65.48%	0	2008
	22.166246	29.865197	34.73%	0	2007
	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	35.938253	12.397051	-65.50%	0	2008
	26.664251	35.938253	34.78%	0	2007
	19.514028	26.664251	36.64%	0	2006
	15.092033	19.514028	29.30%	0	2005
	12.238984	15.092033	23.31%	0	2004
	8.103520	12.238984	51.03%	0	2003
	8.520571	8.103520	-4.89%	0	2002
	8.860634	8.520571	-3.84%	0	2001
	15.559832	8.860634	-43.05%	1,776	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.010679	16.899991	-47.21%	0	2008
	22.489894	32.010679	42.33%	0	2007
	18.435626	22.489894	21.99%	0	2006
	12.412836	18.435626	48.52%	0	2005
	10.000000	12.412836	24.13%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	40.401384	21.318828	-47.23%	0	2008
	28.379415	40.401384	42.36%	0	2007
	23.271834	28.379415	21.95%	0	2006
	15.663404	23.271834	48.57%	0	2005
	12.872243	15.663404	21.68%	0	2004
	9.076418	12.872243	41.82%	0	2003
	9.536718	9.076418	-4.83%	0	2002
	10.873293	9.536718	-12.29%	0	2001
	9.963549	10.873293	9.13%	1,354	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.151565	8.003656	-39.14%	0	2008
	12.212861	13.151565	7.69%	0	2007
	10.967286	12.212861	11.36%	0	2006
	10.295643	10.967286	6.52%	0	2005
	9.584639	10.295643	7.42%	0	2004
	7.249805	9.584639	32.21%	0	2003
	9.668423	7.249805	-25.02%	0	2002
	9.840749	9.668423	-1.75%	0	2001
	10.000000	9.840749	-1.59%	2,730	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.416762	7.285102	-41.33%	262	2008
	11.889412	12.416762	4.44%	795	2007
	10.815954	11.889412	9.92%	845	2006
	10.234634	10.815954	5.68%	887	2005
	8.838363	10.234634	15.80%	892	2004
	6.585913	8.838363	34.20%	906	2003
	9.188124	6.585913	-28.32%	272	2002
	9.742487	9.188124	-5.69%	0	2001
	10.000000	9.742487	-2.80%	0	2000*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.879944	6.569436	-39.62%	0	2008
	10.875000	10.879944	0.05%	0	2007
	10.047339	10.875000	8.24%	0	2006
	9.746849	10.047339	3.08%	0	2005
	9.259552	9.746849	5.26%	0	2004
	8.128105	9.259552	13.92%	0	2003
	10.015204	8.128105	-18.84%	0	2002
	10.000000	10.015204	0.15%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.101027	5.697558	-52.92%	0	2008
	12.195722	12.101027	-0.78%	0	2007
	11.029269	12.195722	10.58%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.266866	6.905816	-43.70%	0	2008
	11.187403	12.266866	9.65%	0	2007
	10.749521	11.187403	4.07%	0	2006
	10.088022	10.749521	6.56%	0	2005
	9.664049	10.088022	4.39%	0	2004
	7.621314	9.664049	26.80%	0	2003
	10.291739	7.621314	-25.95%	0	2002
	10.000000	10.291739	2.92%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.551912	7.049970	-43.83%	0	2008
	11.476151	12.551912	9.37%	0	2007
	11.052117	11.476151	3.84%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.302307	9.097275	-31.61%	0	2008
	12.569015	13.302307	5.83%	0	2007
	11.000472	12.569015	14.26%	0	2006
	10.668978	11.000472	3.11%	0	2005
	10.000842	10.668978	6.68%	0	2004
	8.210215	10.000842	21.81%	0	2003
	9.934643	8.210215	-17.36%	0	2002
	10.000000	9.934643	-0.65%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.637897	8.132475	-30.12%	0	2008
	10.628828	11.637897	9.49%	0	2007
	10.000000	10.628828	6.29%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.738035	6.360541	-45.81%	0	2008
	12.694454	11.738035	-7.53%	0	2007
	10.000000	12.694454	26.94%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.336779	11.869647	-41.63%	0	2008
	18.109659	20.336779	12.30%	0	2007
	14.424372	18.109659	25.55%	0	2006
	12.493033	14.424372	15.46%	0	2005
	10.290584	12.493033	21.40%	0	2004
	8.144254	10.290584	26.35%	0	2003
	10.000000	8.144254	-18.56%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.499246	6.947204	-39.59%	0	2008
	10.158122	11.499246	13.20%	0	2007
	10.000000	10.158122	1.58%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.342380	9.650424	-37.10%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.836164	6.939169	-35.96%	0	2008
	11.077381	10.836164	-2.18%	1,446	2007
	9.663109	11.077381	14.64%	1,547	2006
	9.432928	9.663109	2.44%	1,522	2005
	8.527274	9.432928	10.62%	1,550	2004
	6.733511	8.527274	26.64%	1,639	2003
	8.530598	6.733511	-21.07%	1,588	2002
	9.509075	8.530598	-10.29%	0	2001
	10.865313	9.509075	-12.48%	815	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.460841	7.811084	-45.98%	0	2008
	12.513181	14.460841	15.56%	0	2007
	10.222516	12.513181	22.41%	0	2006
	9.219187	10.222516	10.88%	0	2005
	8.194016	9.219187	12.51%	0	2004
	6.722044	8.194016	21.90%	0	2003
	8.623131	6.722044	-22.05%	0	2002
	12.438224	8.623131	-30.67%	0	2001
	15.273710	12.438224	-18.56%	742	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.211601	9.296914	-45.98%	0	2008
	14.893445	17.211601	15.56%	0	2007
	12.167052	14.893445	22.41%	0	2006
	10.987789	12.167052	10.73%	0	2005
	9.752667	10.987789	12.66%	0	2004
	8.000705	9.752667	21.90%	0	2003
	10.000000	8.000705	-19.99%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.517249	7.789199	-25.94%	2,342	2008
	10.997667	10.517249	-4.37%	0	2007
	10.000000	10.997667	9.98%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.781960	6.749593	-42.71%	0	2008
	9.945771	11.781960	18.46%	0	2007
	10.502626	9.945771	-5.30%	0	2006
	10.499867	10.502626	0.03%	0	2005
	9.690524	10.499867	8.35%	0	2004
	7.924980	9.690524	22.28%	0	2003
	10.000000	7.924980	-20.75%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.001291	10.753432	-28.32%	1,636	2008
	16.155002	15.001291	-7.14%	0	2007
	13.906434	16.155002	16.17%	0	2006
	13.523111	13.906434	2.83%	59	2005
	12.081443	13.523111	11.93%	60	2004
	9.569216	12.081443	26.25%	0	2003
	11.186491	9.569216	-14.46%	105	2002
	10.129056	11.186491	10.44%	0	2001
	8.756384	10.129056	15.68%	2,847	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.987562	6.532063	-49.71%	0	2008
	9.492199	12.987562	36.82%	0	2007
	10.000000	9.492199	-5.08%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.176197	10.767674	-3.66%	0	2008
	10.427272	11.176197	7.18%	0	2007
	10.483909	10.427272	-0.54%	0	2006
	10.543412	10.483909	-0.56%	0	2005
	10.178146	10.543412	3.59%	0	2004
	10.000000	10.178146	1.78%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.493295	7.555563	-39.52%	0	2008
	12.504301	12.493295	-0.09%	0	2007
	11.036228	12.504301	13.30%	0	2006
	10.557746	11.036228	4.53%	0	2005
	9.636406	10.557746	9.56%	0	2004
	7.844528	9.636406	22.84%	0	2003
	10.175835	7.844528	-22.91%	0	2002
	10.000000	10.175835	1.76%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.266497	7.513569	-38.75%	0	2008
	13.312473	12.266497	-7.86%	0	2007
	11.211050	13.312473	18.74%	0	2006
	10.711207	11.211050	4.67%	0	2005
	9.667137	10.711207	10.80%	0	2004
	7.987679	9.667137	21.03%	0	2003
	10.153863	7.987679	-21.33%	0	2002
	10.000000	10.153863	1.54%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.827229	8.887025	-52.80%	0	2008
	14.245071	18.827229	32.17%	0	2007
	14.090381	14.245071	1.10%	0	2006
	12.582304	14.090381	11.99%	0	2005
	10.966502	12.582304	14.73%	0	2004
	8.202162	10.966502	33.70%	0	2003
	10.473096	8.202162	-21.68%	0	2002
	10.000000	10.473096	4.73%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.111387	8.145759	-42.28%	0	2008
	12.363777	14.111387	14.13%	0	2007
	10.642928	12.363777	16.17%	0	2006
	9.256305	10.642928	14.98%	0	2005
	8.240021	9.256305	12.33%	0	2004
	6.323938	8.240021	30.30%	0	2003
	8.065109	6.323938	-21.59%	0	2002
	10.600709	8.065109	-23.92%	0	2001
	14.610777	10.600709	-27.45%	0	2000

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.015558	5.742002	-47.87%	0	2008
	11.716783	11.015558	-5.98%	0	2007
	10.571528	11.716783	10.83%	0	2006
	9.296684	10.571528	13.71%	0	2005
	8.048222	9.296684	15.51%	0	2004
	5.567338	8.048222	44.56%	0	2003
	8.637201	5.567338	-35.54%	0	2002
	12.364730	8.637201	-30.15%	0	2001
	15.579495	12.364730	-20.63%	0	2000

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.168291	7.601641	-37.53%	0	2008
	12.212625	12.168291	-0.36%	0	2007
	10.451423	12.212625	16.85%	0	2006
	9.871075	10.451423	5.88%	0	2005
	9.055556	9.871075	9.01%	0	2004
	7.389998	9.055556	22.54%	0	2003
	9.815718	7.389998	-24.71%	0	2002
	9.933596	9.815718	-1.19%	0	2001
	9.315370	9.933596	6.64%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.929190	9.420664	-32.37%	0	2008
	14.323491	13.929190	-2.75%	0	2007
	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.978229	5.121674	-35.80%	0	2008
	7.561602	7.978229	5.51%	0	2007
	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	12	2002
	10.310249	7.813837	-24.21%	7	2001
	11.836108	10.310249	-12.89%	2,528	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.155803	6.249437	-38.46%	0	2008
	9.856846	10.155803	3.03%	1,654	2007
	8.716741	9.856846	13.08%	1,698	2006
	8.504178	8.716741	2.50%	1,705	2005
	7.851143	8.504178	8.32%	1,693	2004
	6.247385	7.851143	25.67%	1,761	2003
	8.219747	6.247385	-24.00%	1,712	2002
	9.561974	8.219747	-14.04%	6	2001
	10.765069	9.561974	-11.18%	8,833	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.662306	7.353512	-31.03%	0	2008
	10.167097	10.662306	4.87%	0	2007
	8.915498	10.167097	14.04%	0	2006
	8.724234	8.915498	2.19%	0	2005
	8.483273	8.724234	2.84%	0	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002
	9.879814	8.770750	-11.23%	5,813	2001
	10.156641	9.879814	-2.73%	4,188	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.856360	6.632524	-38.91%	0	2008
	12.469755	10.856360	-12.94%	0	2007
	12.273807	12.469755	1.60%	0	2006
	11.848926	12.273807	3.59%	0	2005
	10.870297	11.848926	9.00%	0	2004
	8.431299	10.870297	28.93%	0	2003
	10.648854	8.431299	-20.82%	0	2002
	10.000000	10.648854	6.49%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.132986	11.126435	-38.64%	0	2008
	17.785347	18.132986	1.95%	0	2007
	14.817332	17.785347	20.03%	0	2006
	13.525994	14.817332	9.55%	0	2005
	11.511156	13.525994	17.50%	0	2004
	8.622899	11.511156	33.50%	0	2003
	10.035039	8.622899	-14.07%	0	2002
	10.000000	10.035039	0.35%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.884582	9.593416	-2.95%	0	2008
	10.250027	9.884582	-3.57%	0	2007
	10.000000	10.250027	2.50%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.910334	11.718085	-9.23%	0	2008
	12.514992	12.910334	3.16%	1,664	2007
	12.272872	12.514992	1.97%	1,444	2006
	12.374856	12.272872	-0.82%	1,390	2005
	12.198720	12.374856	1.44%	1,356	2004
	11.907225	12.198720	2.45%	1,180	2003
	11.127027	11.907225	7.01%	1,328	2002
	10.523559	11.127027	5.73%	0	2001
	9.731148	10.523559	8.14%	4,473	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.942134	8.955996	-43.82%	1,938	2008
	13.859370	15.942134	15.03%	0	2007
	12.685607	13.859370	9.25%	0	2006
	11.088647	12.685607	14.40%	0	2005
	9.820090	11.088647	12.92%	0	2004
	7.814811	9.820090	25.66%	0	2003
	8.813204	7.814811	-11.33%	0	2002
	10.273408	8.813204	-14.21%	0	2001
	11.247919	10.273408	-8.66%	7,785	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.296094	5.934691	-55.37%	0	2008
	9.326138	13.296094	42.57%	0	2007
	10.000000	9.326138	-6.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001
	9.284810	9.846006	6.04%	3,954	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.120134	8.156466	-26.65%	0	2008
	10.455955	11.120134	6.35%	0	2007
	10.000000	10.455955	4.56%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.297277	7.441866	-34.13%	0	2008
	10.475826	11.297277	7.84%	0	2007
	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.425874	6.926459	-39.38%	0	2008
	10.495859	11.425874	8.86%	0	2007
	10.000000	10.495859	4.96%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.998395	3.958633	-56.01%	0	2008
	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25%	0	2001
	9.843158	7.981954	-18.91%	1,648	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002
	10.700597	8.617548	-19.47%	2,974	2001
	12.289021	10.700597	-12.93%	19,532	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.352908	6.861448	-26.64%	562	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001
	9.646466	7.309120	-24.23%	864	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.746231	7.158124	-26.55%	0	2008
	10.000000	9.746231	-2.54%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.710950	10.135231	-5.38%	0	2008
	10.499745	10.710950	2.01%	0	2007
	10.282213	10.499745	2.12%	0	2006
	10.288147	10.282213	-0.06%	0	2005
	10.073745	10.288147	2.13%	0	2004
	10.000000	10.073745	0.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.082712	6.563035	-40.78%	2,714	2008
	9.803474	11.082712	13.05%	0	2007
	10.000000	9.803474	-1.97%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001
	13.023698	10.309461	-20.84%	937	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.483807	10.155150	-45.06%	0	2008
	16.107796	18.483807	14.75%	0	2007
	13.948578	16.107796	15.48%	0	2006
	11.979699	13.948578	16.44%	0	2005
	10.781464	11.979699	11.11%	0	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.070195	7.202924	-52.20%	0	2008
	14.578869	15.070195	3.37%	0	2007
	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	169	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.232890	7.735514	-31.14%	0	2008
	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.653812	6.330352	-34.43%	2,849	2008
	10.102516	9.653812	-4.44%	0	2007
	10.000000	10.102516	1.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.369543	6.194345	-53.67%	0	2008
	10.612336	13.369543	25.98%	0	2007
	10.000000	10.612336	6.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.251311	10.093361	-41.49%	0	2008
	15.220252	17.251311	13.34%	0	2007
	12.774076	15.220252	19.15%	0	2006
	11.810023	12.774076	8.16%	0	2005
	10.148035	11.810023	16.38%	0	2004
	7.819948	10.148035	29.77%	0	2003
	10.000000	7.819948	-21.80%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.204408	7.121715	-41.65%	0	2008
	10.799482	12.204408	13.01%	0	2007
	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.296695	11.745902	3.98%	1,644	2008
	10.393609	11.296695	8.69%	0	2007
	10.000000	10.393609	3.94%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.891722	9.083373	-34.61%	0	2008
	13.851485	13.891722	0.29%	0	2007
	12.108612	13.851485	14.39%	0	2006
	11.324306	12.108612	6.93%	73	2005
	10.000000	11.324306	13.24%	74	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.888188	5.936001	-45.48%	0	2008
	8.140610	10.888188	33.75%	0	2007
	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	14	2002
	8.076723	6.180038	-23.48%	8	2001
	10.000000	8.076723	-19.23%	15,806	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.440934	2.435792	-45.15%	0	2008
	3.727828	4.440934	19.13%	0	2007
	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002
	6.454677	3.960302	-38.64%	0	2001
	10.000000	6.454677	-35.45%	12,801	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.771358	7.563655	-45.08%	131	2008
	11.554669	13.771358	19.18%	131	2007
	10.933752	11.554669	5.68%	132	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.065747	10.651914	-37.58%	0	2008
	16.426466	17.065747	3.89%	0	2007
	15.146668	16.426466	8.45%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.719127	7.351018	-53.24%	0	2008
	12.543482	15.719127	25.32%	0	2007
	8.737444	12.543482	43.56%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002
	8.113132	6.080842	-25.05%	0	2001
	10.000000	8.113132	-18.87%	14,610	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.428578	12.832025	-53.22%	0	2008
	21.878017	27.428578	25.37%	0	2007
	15.232678	21.878017	43.63%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.724838	9.695212	-34.16%	1,844	2008
	13.980746	14.724838	5.32%	0	2007
	11.849834	13.980746	17.98%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.377230	7.603768	-38.57%	2,234	2008
	11.774299	12.377230	5.12%	0	2007
	10.607220	11.774299	11.00%	0	2006
	9.995324	10.607220	6.12%	0	2005
	8.815516	9.995324	13.38%	0	2004
	6.833887	8.815516	29.00%	0	2003
	9.490909	6.833887	-28.00%	0	2002
	9.844228	9.490909	-3.59%	0	2001
	9.941717	9.844228	-0.98%	497	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.409211	5.458112	-47.56%	0	2008
	10.302691	10.409211	1.03%	0	2007
	10.000000	10.302691	3.03%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.069420	8.354233	-44.56%	0	2008
	12.563916	15.069420	19.94%	0	2007
	11.188620	12.563916	12.29%	0	2006
	10.047217	11.188620	11.36%	0	2005
	8.823727	10.047217	13.87%	0	2004
	7.037336	8.823727	25.38%	0	2003
	10.173455	7.037336	-30.83%	0	2002
	13.792758	10.173455	-26.24%	0	2001
	15.222969	13.792758	-9.40%	6,870	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.823848	6.442435	-53.40%	0	2008
	12.916243	13.823848	7.03%	0	2007
	11.753749	12.916243	9.89%	0	2006
	10.169791	11.753749	15.58%	0	2005
	8.731115	10.169791	16.48%	0	2004
	6.601750	8.731115	32.25%	0	2003
	8.889847	6.601750	-25.74%	7	2002
	9.346057	8.889847	-4.88%	4	2001
	9.478868	9.346057	-1.40%	752	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.214028	5.404704	-47.09%	0	2008
	10.125219	10.214028	0.88%	0	2007
	10.000000	10.125219	1.25%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.209798	8.653074	-15.25%	0	2008
	9.954980	10.209798	2.56%	0	2007
	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	0	2004
	10.000000	9.957976	-0.42%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.396903	7.938066	-40.75%	0	2008
	13.615795	13.396903	-1.61%	0	2007
	13.213153	13.615795	3.05%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.633128	8.905997	-29.50%	0	2008
	12.513336	12.633128	0.96%	0	2007
	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	0	2002
	8.666861	8.841526	2.02%	0	2001
	9.650502	8.666861	-10.19%	399	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.631293	13.078884	-58.65%	0	2008
	22.196097	31.631293	42.51%	0	2007
	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002
	8.667787	8.044715	-7.19%	0	2001
	10.000000	8.667787	-13.32%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.341831	14.589664	-58.72%	1,339	2008
	24.805062	35.341831	42.48%	105	2007
	18.541093	24.805062	33.78%	106	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.145829	13.233491	-34.31%	1,454	2008
	17.094299	20.145829	17.85%	0	2007
	12.689455	17.094299	34.71%	0	2006
	12.172290	12.689455	4.25%	0	2005
	9.567871	12.172290	27.22%	0	2004
	7.870588	9.567871	21.56%	0	2003
	10.000000	7.870588	-21.29%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.641898	7.732144	-47.19%	0	2008
	11.764115	14.641898	24.46%	0	2007
	9.036698	11.764115	30.18%	0	2006
	7.088478	9.036698	27.48%	0	2005
	6.340503	7.088478	11.80%	0	2004
	4.775268	6.340503	32.78%	0	2003
	6.427129	4.775268	-25.70%	0	2002
	9.202593	6.427129	-30.16%	0	2001
	10.000000	9.202593	-7.97%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.659857	12.498283	-47.18%	2,888	2008
	19.009209	23.659857	24.47%	0	2007
	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.167419	7.719382	-45.51%	0	2008
	12.070868	14.167419	17.37%	0	2007
	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	680	2002
	9.573624	7.608458	-20.53%	0	2001
	11.152016	9.573624	-14.15%	713	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.818917	14.071648	-45.50%	0	2008
	21.990389	25.818917	17.41%	284	2007
	17.852608	21.990389	23.18%	325	2006
	15.279541	17.852608	16.84%	381	2005
	13.493364	15.279541	13.24%	411	2004
	10.000000	13.493364	34.93%	453	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.109202	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.091263	-39.09%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.827822	9.386943	-47.35%	0	2008
	18.419008	17.827822	-3.21%	0	2007
	15.633594	18.419008	17.82%	0	2006
	14.363399	15.633594	8.84%	0	2005
	12.112351	14.363399	18.58%	0	2004
	8.745879	12.112351	38.49%	0	2003
	10.000000	8.745879	-12.54%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.219192	13.940684	5.46%	3,121	2008
	12.602135	13.219192	4.90%	0	2007
	12.455530	12.602135	1.18%	0	2006
	12.319888	12.455530	1.10%	0	2005
	12.186606	12.319888	1.09%	0	2004
	12.203933	12.186606	-0.14%	0	2003
	11.231951	12.203933	8.65%	4	2002
	10.698020	11.231951	4.99%	3	2001
	9.708836	10.698020	10.19%	5,047	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.965717	3.579656	-40.00%	0	2008
	5.097975	5.965717	17.02%	0	2007
	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002
	6.963868	4.898667	-29.66%	0	2001
	9.681400	6.963868	-28.07%	2,275	2000

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.005951	10.251705	-26.80%	394	2008
	12.636488	14.005951	10.84%	0	2007
	12.567248	12.636488	0.55%	0	2006
	11.838776	12.567248	6.15%	64	2005
	11.213169	11.838776	5.58%	65	2004
	8.374116	11.213169	33.90%	0	2003
	10.000000	8.374116	-16.26%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.565930	10.641051	-8.00%	0	2008
	11.212035	11.565930	3.16%	0	2007
	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	0	2004
	9.853651	10.409473	5.64%	0	2003
	10.000000	9.853651	-1.46%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.422545	10.331947	-16.83%	0	2008
	11.988026	12.422545	3.62%	0	2007
	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	0	2004
	9.453586	10.522984	11.31%	0	2003
	10.000000	9.453586	-5.46%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.135149	9.876294	-24.81%	0	2008
	12.699711	13.135149	3.43%	0	2007
	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	0	2004
	8.961185	10.532259	17.53%	0	2003
	10.000000	8.961185	-10.39%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.156450	9.508317	-32.83%	0	2008
	13.623857	14.156450	3.91%	0	2007
	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	0	2004
	8.517407	10.560445	23.99%	0	2003
	10.000000	8.517407	-14.83%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.763434	9.127916	-38.17%	0	2008
	14.233770	14.763434	3.72%	0	2007
	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	0	2004
	8.168360	10.545460	29.10%	0	2003
	10.000000	8.168360	-18.32%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.156302	11.915159	-37.80%	0	2008
	18.194066	19.156302	5.29%	0	2007
	16.910913	18.194066	7.59%	0	2006
	15.408276	16.910913	9.75%	0	2005
	13.599282	15.408276	13.30%	0	2004
	10.315991	13.599282	31.83%	72	2003
	12.441562	10.315991	-17.08%	0	2002
	12.878299	12.441562	-3.39%	0	2001
	11.416891	12.878299	12.80%	1,624	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.897300	10.887553	-0.09%	3,335	2008
	10.623206	10.897300	2.58%	0	2007
	10.380196	10.623206	2.34%	0	2006
	10.326717	10.380196	0.52%	0	2005
	10.463331	10.326717	-1.31%	0	2004
	10.621324	10.463331	-1.49%	0	2003
	10.719296	10.621324	-0.91%	0	2002
	10.569641	10.719296	1.42%	0	2001
	10.185260	10.569641	3.81%	14,152	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.053818	-39.46%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.452418	11.270475	-47.46%	0	2008
	21.291051	21.452418	0.76%	0	2007
	17.716509	21.291051	20.18%	0	2006
	16.148871	17.716509	9.71%	0	2005
	13.716090	16.148871	17.74%	0	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.274804	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.191135	-38.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.662616	-33.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.857723	8.317740	-47.55%	0	2008
	14.760544	15.857723	7.43%	0	2007
	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002
	16.592571	14.481164	-12.73%	0	2001
	20.216023	16.592571	-17.92%	1,837	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.181424	14.068725	-33.58%	0	2008
	23.240748	21.181424	-8.86%	0	2007
	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	84	2005
	17.463621	20.054519	14.84%	85	2004
	11.372033	17.463621	53.57%	58	2003
	15.948542	11.372033	-28.70%	4	2002
	12.701183	15.948542	25.57%	2	2001
	11.665584	12.701183	8.88%	3,822	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.535769	13.031335	-39.49%	1,378	2008
	21.541052	21.535769	-0.02%	0	2007
	19.637782	21.541052	9.69%	0	2006
	17.858063	19.637782	9.97%	0	2005
	15.325664	17.858063	16.52%	0	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	4	2002
	15.019588	13.716369	-8.68%	3	2001
	14.086698	15.019588	6.62%	8,266	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.159351	10.655312	-19.03%	0	2008
	12.848901	13.159351	2.42%	0	2007
	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	0	2004
	10.930457	11.997543	9.76%	0	2003
	10.414287	10.930457	4.96%	0	2002

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.931147	6.254228	-42.79%	0	2008
	10.322396	10.931147	5.90%	0	2007
	9.278688	10.322396	11.25%	0	2006
	8.820712	9.278688	5.19%	0	2005
	8.209369	8.820712	7.45%	0	2004
	6.576030	8.209369	24.84%	0	2003
	8.127729	6.576030	-19.09%	0	2002
	9.416202	8.127729	-13.68%	0	2001
	9.825369	9.416202	-4.16%	5,245	2000

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.362763	8.508796	-50.99%	0	2008
	15.899590	17.362763	9.20%	0	2007
	13.984819	15.899590	13.69%	0	2006
	12.949996	13.984819	7.99%	0	2005
	11.137079	12.949996	16.28%	0	2004
	9.057504	11.137079	22.96%	0	2003
	10.000000	9.057504	-9.42%	112	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.803617	-1.96%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.636340	1.830736	-49.65%	0	2008
	3.093207	3.636340	17.56%	0	2007
	2.841968	3.093207	8.84%	0	2006
	2.917839	2.841968	-2.60%	0	2005
	2.857189	2.917839	2.12%	0	2004
	1.880002	2.857189	51.98%	0	2003
	3.356343	1.880002	-43.99%	0	2002
	5.986754	3.356343	-43.94%	0	2001
	10.000000	5.986754	-40.13%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.701551	6.896022	-49.67%	0	2008
	11.646156	13.701551	17.65%	0	2007
	10.708529	11.646156	8.76%	0	2006
	10.993963	10.708529	-2.60%	0	2005
	10.769016	10.993963	2.09%	0	2004
	7.087874	10.769016	51.94%	84	2003
	10.000000	7.087874	-29.12%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.658131	9.004323	-42.49%	0	2008
	13.065023	15.658131	19.85%	0	2007
	13.383057	13.065023	-2.38%	0	2006
	12.205758	13.383057	9.65%	0	2005
	11.087571	12.205758	10.09%	0	2004
	7.431326	11.087571	49.20%	0	2003
	10.000000	7.431326	-25.69%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.727744	6.000337	-38.32%	2,868	2008
	10.162857	9.727744	-4.28%	0	2007
	8.955757	10.162857	13.48%	0	2006
	8.774641	8.955757	2.06%	0	2005
	7.627962	8.774641	15.03%	0	2004
	5.928033	7.627962	26.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002
	9.407245	8.089339	-14.01%	3,153	2001
	10.749854	9.407245	-12.49%	1,173	2000

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.566771	-44.33%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.421728	6.625054	-46.67%	0	2008
	11.116689	12.421728	11.74%	579	2007
	10.518457	11.116689	5.69%	586	2006
	10.222216	10.518457	2.90%	570	2005
	9.764179	10.222216	4.69%	551	2004
	7.616546	9.764179	28.20%	574	2003
	10.637302	7.616546	-28.40%	553	2002
	12.430490	10.637302	-14.43%	0	2001
	12.725024	12.430490	-2.31%	7,234	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.172529	12.981440	-41.45%	0	2008
	21.300790	22.172529	4.09%	0	2007
	18.486390	21.300790	15.22%	0	2006
	16.513972	18.486390	11.94%	0	2005
	14.151574	16.513972	16.69%	0	2004
	10.000000	14.151574	41.52%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.618564	7.974083	-41.45%	0	2008
	13.085416	13.618564	4.07%	0	2007
	11.356156	13.085416	15.23%	0	2006
	10.147146	11.356156	11.91%	0	2005
	8.697915	10.147146	16.66%	0	2004
	6.211849	8.697915	40.02%	0	2003
	8.149095	6.211849	-23.77%	0	2002
	9.464418	8.149095	-13.90%	0	2001
	10.000000	9.464418	-5.36%	871	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.228503	2.135548	-79.12%	0	2008
	10.459744	10.228503	-2.21%	0	2007
	10.000000	10.459744	4.60%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.664296	6.423663	-39.76%	0	2008
	10.432775	10.664296	2.22%	0	2007
	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	0	2004
	6.715954	8.331849	24.06%	0	2003
	8.448257	6.715954	-20.50%	0	2002
	9.606697	8.448257	-12.06%	0	2001
	10.755476	9.606697	-10.68%	4,797	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.625704	5.858400	-39.14%	0	2008
	9.953774	9.625704	-3.30%	0	2007
	10.000000	9.953774	-0.46%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.020395	5.494813	-50.14%	0	2008
	10.587644	11.020395	4.09%	0	2007
	10.503716	10.587644	0.80%	0	2006
	9.550936	10.503716	9.98%	0	2005
	8.144921	9.550936	17.26%	0	2004
	6.624244	8.144921	22.96%	0	2003
	9.370812	6.624244	-29.31%	0	2002
	13.928584	9.370812	-32.72%	0	2001
	16.027328	13.928584	-13.09%	11,061	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.922608	9.942088	-8.98%	0	2008
	10.084604	10.922608	8.31%	0	2007
	10.000000	10.084604	0.85%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	10.996253	11.276554	2.55%	0	2008
	10.330258	10.996253	6.45%	0	2007
	10.000000	10.330258	3.30%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.149342	6.191846	-44.46%	0	2008
	10.954136	11.149342	1.78%	0	2007
	10.000000	10.954136	9.54%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.320924	7.431713	-39.68%	0	2008
	11.559561	12.320924	6.59%	0	2007
	10.000000	11.559561	15.60%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.010842	5.295769	-41.23%	0	2008
	10.277156	9.010842	-12.32%	0	2007
	10.000000	10.277156	2.77%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.380972	8.111194	-28.73%	0	2008
	10.964399	11.380972	3.80%	0	2007
	10.000000	10.964399	9.64%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.418378	6.882762	-39.72%	0	2008
	11.345212	11.418378	0.64%	0	2007
	10.000000	11.345212	13.45%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.524612	7.214466	-31.45%	0	2008
	10.532967	10.524612	-0.08%	0	2007
	10.000000	10.532967	5.33%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.611909	6.981349	-39.88%	0	2008
	10.759371	11.611909	7.92%	0	2007
	10.000000	10.759371	7.59%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.675639	7.476254	-29.97%	0	2008
	10.706801	10.675639	-0.29%	0	2007
	10.000000	10.706801	7.07%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.652888	5.503759	-48.34%	0	2008
	10.305146	10.652888	3.37%	0	2007
	10.000000	10.305146	3.05%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.897773	6.097565	-38.39%	0	2008
	10.777482	9.897773	-8.16%	0	2007
	10.000000	10.777482	7.77%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.555515	6.487522	-43.86%	0	2008
	10.494101	11.555515	10.11%	0	2007
	10.000000	10.494101	4.94%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.032458	6.883511	-37.61%	0	2008
	10.938982	11.032458	0.85%	0	2007
	10.000000	10.938982	9.39%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.502875	10.416556	-0.82%	1,780	2008
	10.196373	10.502875	3.01%	0	2007
	10.000000	10.196373	1.96%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.688043	9.395771	-12.09%	0	2008
	10.353910	10.688043	3.23%	0	2007
	10.000000	10.353910	3.54%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.566661	19.616237	-16.76%	0	2008
	22.598697	23.566661	4.28%	0	2007
	20.830834	22.598697	8.49%	0	2006
	18.954277	20.830834	9.90%	0	2005
	17.590800	18.954277	7.75%	0	2004
	14.052254	17.590800	25.18%	0	2003
	13.141724	14.052254	6.93%	0	2002
	12.193613	13.141724	7.78%	0	2001
	11.180591	12.193613	9.06%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.314103	9.385856	-45.79%	0	2008
	15.435415	17.314103	12.17%	0	2007
	12.598911	15.435415	22.51%	0	2006
	11.585959	12.598911	8.74%	0	2005
	10.081389	11.585959	14.92%	0	2004
	8.081645	10.081389	24.74%	0	2003
	10.000000	8.081645	-19.18%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.761267	5.086885	-47.89%	0	2008
	8.129204	9.761267	20.08%	0	2007
	7.598402	8.129204	6.99%	0	2006
	6.601135	7.598402	15.11%	0	2005
	5.545115	6.601135	19.04%	0	2004
	3.995275	5.545115	38.79%	0	2003
	5.928247	3.995275	-32.61%	0	2002
	8.567997	5.928247	-30.81%	0	2001
	10.000000	8.567997	-14.32%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.603928	16.174011	-39.20%	25	2008
	32.772661	26.603928	-18.82%	25	2007
	24.247792	32.772661	35.16%	26	2006
	21.158374	24.247792	14.60%	0	2005
	15.845095	21.158374	33.53%	0	2004
	11.769601	15.845095	34.63%	63	2003
	12.117487	11.769601	-2.87%	6	2002
	11.269804	12.117487	7.52%	4	2001
	10.866698	11.269804	3.71%	14	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.809469	10.286134	-65.49%	0	2008
	22.136230	29.809469	34.66%	0	2007
	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	35.779705	12.336027	-65.52%	0	2008
	26.560240	35.779705	34.71%	0	2007
	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002
	8.853136	8.508987	-3.89%	0	2001
	15.554588	8.853136	-43.08%	3,492	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.950946	16.859817	-47.23%	1,006	2008
	22.459454	31.950946	42.26%	0	2007
	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	40.223141	21.213903	-47.26%	0	2008
	28.268718	40.223141	42.29%	0	2007
	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002
	10.864101	9.523759	-12.34%	0	2001
	9.960177	10.864101	9.08%	0	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.100195	7.968312	-39.17%	0	2008
	12.171403	13.100195	7.63%	0	2007
	10.935639	12.171403	11.30%	0	2006
	10.271156	10.935639	6.47%	0	2005
	9.566724	10.271156	7.36%	0	2004
	7.239941	9.566724	32.14%	0	2003
	9.660204	7.239941	-25.05%	0	2002
	9.837436	9.660204	-1.80%	0	2001
	10.000000	9.837436	-1.63%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.368261	7.252925	-41.36%	514	2008
	11.849050	12.368261	4.38%	0	2007
	10.784729	11.849050	9.87%	0	2006
	10.210285	10.784729	5.63%	0	2005
	8.821844	10.210285	15.74%	0	2004
	6.576951	8.821844	34.13%	0	2003
	9.180307	6.576951	-28.36%	0	2002
	9.717062	9.180307	-5.52%	0	2001
	10.000000	9.717062	-2.83%	255	2000*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.845951	6.545560	-39.65%	0	2008
	10.846588	10.845951	-0.01%	0	2007
	10.026188	10.846588	8.18%	0	2006
	9.731294	10.026188	3.03%	0	2005
	9.249495	9.731294	5.21%	0	2004
	8.123428	9.249495	13.86%	0	2003
	10.014572	8.123428	-18.88%	0	2002
	10.000000	10.014572	0.15%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.066058	5.678181	-52.94%	0	2008
	12.166729	12.066058	-0.83%	0	2007
	11.008649	12.166729	10.52%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.228505	6.880701	-43.73%	0	2008
	11.158154	12.228505	9.59%	0	2007
	10.726876	11.158154	4.02%	0	2006
	10.071903	10.726876	6.50%	0	2005
	9.653544	10.071903	4.33%	0	2004
	7.616916	9.653544	26.74%	0	2003
	10.291087	7.616916	-25.99%	0	2002
	10.000000	10.291087	2.91%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.515588	7.025968	-43.86%	0	2008
	11.448819	12.515588	9.32%	0	2007
	11.031421	11.448819	3.78%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.457127	7.478960	-48.27%	0	2008
	13.366585	14.457127	8.16%	0	2007
	11.749438	13.366585	13.76%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.260757	9.064217	-31.65%	0	2008
	12.536205	13.260757	5.78%	0	2007
	10.977341	12.536205	14.20%	0	2006
	10.651973	10.977341	3.05%	0	2005
	9.990004	10.651973	6.63%	0	2004
	8.205505	9.990004	21.75%	0	2003
	9.934020	8.205505	-17.40%	0	2002
	10.000000	9.934020	-0.66%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.628617	8.121826	-30.16%	0	2008
	10.625816	11.628617	9.44%	0	2007
	10.000000	10.625816	6.26%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.728659	6.352197	-45.84%	0	2008
	12.690842	11.728659	-7.58%	0	2007
	10.000000	12.690842	26.91%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.277978	11.829278	-41.66%	0	2008
	18.066572	20.277978	12.24%	0	2007
	14.397384	18.066572	25.49%	0	2006
	12.476010	14.397384	15.40%	0	2005
	10.281813	12.476010	21.34%	0	2004
	8.141462	10.281813	26.29%	0	2003
	10.000000	8.141462	-18.59%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.489437	6.937719	-39.62%	0	2008
	10.154673	11.489437	13.14%	0	2007
	10.000000	10.154673	1.55%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.298059	9.617617	-37.13%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.788333	6.905005	-36.00%	0	2008
	11.034148	10.788333	-2.23%	0	2007
	9.630273	11.034148	14.58%	0	2006
	9.405665	9.630273	2.39%	0	2005
	8.506975	9.405665	10.56%	0	2004
	6.720908	8.506975	26.57%	0	2003
	8.518985	6.720908	-21.11%	0	2002
	9.501028	8.518985	-10.34%	0	2001
	10.861635	9.501028	-12.53%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.396943	7.772588	-46.01%	0	2008
	12.464282	14.396943	15.51%	0	2007
	10.187759	12.464282	22.35%	0	2006
	9.192521	10.187759	10.83%	0	2005
	8.174485	9.192521	12.45%	0	2004
	6.709456	8.174485	21.84%	0	2003
	8.611391	6.709456	-22.09%	0	2002
	12.427696	8.611391	-30.71%	0	2001
	15.268547	12.427696	-18.61%	2,381	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.161808	9.265266	-46.01%	242	2008
	14.857988	17.161808	15.51%	236	2007
	12.144267	14.857988	22.35%	236	2006
	10.972793	12.144267	10.68%	198	2005
	9.744337	10.972793	12.61%	142	2004
	7.997959	9.744337	21.84%	74	2003
	10.000000	7.997959	-20.02%	5	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.508294	7.778587	-25.98%	0	2008
	10.993942	10.508294	-4.42%	0	2007
	10.000000	10.993942	9.94%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.747912	6.726644	-42.74%	0	2008
	9.922121	11.747912	18.40%	0	2007
	10.482992	9.922121	-5.35%	0	2006
	10.485573	10.482992	-0.02%	0	2005
	9.682271	10.485573	8.30%	0	2004
	7.922273	9.682271	22.22%	0	2003
	10.000000	7.922273	-20.78%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.935036	10.700461	-28.35%	29	2008
	16.091915	14.935036	-7.19%	34	2007
	13.859194	16.091915	16.11%	34	2006
	13.484039	13.859194	2.78%	34	2005
	12.052689	13.484039	11.88%	34	2004
	9.551316	12.052689	26.19%	167	2003
	11.171284	9.551316	-14.50%	68	2002
	10.120481	11.171284	10.38%	0	2001
	8.753418	10.120481	15.62%	1,514	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.976501	6.523159	-49.73%	9	2008
	9.488973	12.976501	36.75%	0	2007
	10.000000	9.488973	-5.11%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.149561	10.736525	-3.70%	0	2008
	10.407763	11.149561	7.13%	0	2007
	10.469628	10.407763	-0.59%	0	2006
	10.534412	10.469628	-0.61%	0	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.454301	7.528109	-39.55%	0	2008
	12.471693	12.454301	-0.14%	0	2007
	11.013049	12.471693	13.24%	0	2006
	10.540934	11.013049	4.48%	0	2005
	9.625976	10.540934	9.51%	0	2004
	7.840038	9.625976	22.78%	0	2003
	10.175200	7.840038	-22.95%	0	2002
	10.000000	10.175200	1.75%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.228221	7.486290	-38.78%	0	2008
	13.277744	12.228221	-7.90%	0	2007
	11.187494	13.277744	18.68%	0	2006
	10.694139	11.187494	4.61%	0	2005
	9.656658	10.694139	10.74%	0	2004
	7.983094	9.656658	20.96%	0	2003
	10.153225	7.983094	-21.37%	0	2002
	10.000000	10.153225	1.53%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.768450	8.854744	-52.82%	0	2008
	14.207889	18.768450	32.10%	0	2007
	14.060763	14.207889	1.05%	0	2006
	12.562240	14.060763	11.93%	0	2005
	10.954616	12.562240	14.68%	0	2004
	8.197450	10.954616	33.63%	0	2003
	10.472439	8.197450	-21.72%	0	2002
	10.000000	10.472439	4.72%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.049128	8.105665	-42.30%	0	2008
	12.315541	14.049128	14.08%	0	2007
	10.606802	12.315541	16.11%	0	2006
	9.229589	10.606802	14.92%	0	2005
	8.220432	9.229589	12.28%	0	2004
	6.312112	8.220432	30.23%	0	2003
	8.054140	6.312112	-21.63%	0	2002
	10.591740	8.054140	-23.96%	0	2001
	14.605841	10.591740	-27.48%	0	2000

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	10.966861	5.713684	-47.90%	0	2008
	11.670986	10.966861	-6.03%	0	2007
	10.535568	11.670986	10.78%	0	2006
	9.269782	10.535568	13.65%	0	2005
	8.029034	9.269782	15.45%	0	2004
	5.556901	8.029034	44.49%	0	2003
	8.625434	5.556901	-35.58%	0	2002
	12.354255	8.625434	-30.18%	0	2001
	15.574225	12.354255	-20.67%	0	2000

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.114572	7.564202	-37.56%	0	2008
	12.164950	12.114572	-0.41%	0	2007
	10.415932	12.164950	16.79%	0	2006
	9.842560	10.415932	5.83%	0	2005
	9.034010	9.842560	8.95%	0	2004
	7.376176	9.034010	22.48%	0	2003
	9.802385	7.376176	-24.75%	0	2002
	9.925196	9.802385	-1.24%	0	2001
	9.312214	9.925196	6.58%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.888963	9.388653	-32.40%	0	2008
	14.289469	13.888963	-2.80%	6	2007
	12.763255	14.289469	11.96%	6	2006
	12.163030	12.763255	4.93%	6	2005
	10.198281	12.163030	19.27%	6	2004
	7.564269	10.198281	34.82%	0	2003
	10.000000	7.564269	-24.36%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.943025	5.096463	-35.84%	0	2008
	7.532086	7.943025	5.46%	0	2007
	7.048600	7.532086	6.86%	0	2006
	6.951672	7.048600	1.39%	0	2005
	6.688974	6.951672	3.93%	0	2004
	5.425087	6.688974	23.30%	0	2003
	7.803211	5.425087	-30.48%	0	2002
	10.301538	7.803211	-24.25%	0	2001
	11.832110	10.301538	-12.94%	4,687	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.110963	6.218655	-38.50%	1,408	2008
	9.818359	10.110963	2.98%	1,408	2007
	8.687121	9.818359	13.02%	1,408	2006
	8.479597	8.687121	2.45%	1,243	2005
	7.832447	8.479597	8.26%	1,020	2004
	6.235687	7.832447	25.61%	766	2003
	8.208564	6.235687	-24.03%	20	2002
	9.553880	8.208564	-14.08%	0	2001
	10.761420	9.553880	-11.22%	9,379	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.615188	7.317274	-31.07%	0	2008
	10.127371	10.615188	4.82%	0	2007
	8.885193	10.127371	13.98%	0	2006
	8.699022	8.885193	2.14%	0	2005
	8.463081	8.699022	2.79%	0	2004
	7.137823	8.463081	18.57%	167	2003
	8.758825	7.137823	-18.51%	88	2002
	9.871455	8.758825	-11.27%	11	2001
	10.153208	9.871455	-2.78%	4,232	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.822434	6.608412	-38.94%	0	2008
	12.437178	10.822434	-12.98%	0	2007
	12.247982	12.437178	1.54%	0	2006
	11.830026	12.247982	3.53%	0	2005
	10.858505	11.830026	8.95%	0	2004
	8.426454	10.858505	28.86%	0	2003
	10.648184	8.426454	-20.86%	0	2002
	10.000000	10.648184	6.48%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.076369	11.086020	-38.67%	0	2008
	17.738928	18.076369	1.90%	0	2007
	14.786198	17.738928	19.97%	0	2006
	13.504452	14.786198	9.49%	0	2005
	11.498688	13.504452	17.44%	0	2004
	8.617950	11.498688	33.43%	0	2003
	10.034409	8.617950	-14.12%	0	2002
	10.000000	10.034409	0.34%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.876165	9.580351	-3.00%	0	2008
	10.246556	9.876165	-3.61%	0	2007
	10.000000	10.246556	2.47%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.853350	11.660402	-9.28%	0	2008
	12.466146	12.853350	3.11%	0	2007
	12.231189	12.466146	1.92%	0	2006
	12.339114	12.231189	-0.87%	0	2005
	12.169693	12.339114	1.39%	0	2004
	11.884957	12.169693	2.40%	112	2003
	11.111890	11.884957	6.96%	62	2002
	10.514640	11.111890	5.68%	9	2001
	9.727848	10.514640	8.09%	2,272	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.871738	8.911892	-43.85%	433	2008
	13.805265	15.871738	14.97%	433	2007
	12.642514	13.805265	9.20%	433	2006
	11.056607	12.642514	14.34%	433	2005
	9.796715	11.056607	12.86%	433	2004
	7.800188	9.796715	25.60%	749	2003
	8.801213	7.800188	-11.37%	167	2002
	10.264709	8.801213	-14.26%	23	2001
	11.244112	10.264709	-8.71%	2,034	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.284760	5.926591	-55.39%	8	2008
	9.322976	13.284760	42.49%	0	2007
	10.000000	9.322976	-6.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.432583	6.969743	-43.94%	457	2008
	12.529656	12.432583	-0.77%	464	2007
	10.663017	12.529656	17.51%	465	2006
	10.303367	10.663017	3.49%	465	2005
	9.453639	10.303367	8.99%	465	2004
	7.419096	9.453639	27.42%	632	2003
	9.135077	7.419096	-18.78%	85	2002
	9.837664	9.135077	-7.14%	11	2001
	9.281660	9.837664	5.99%	0	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.110641	8.145331	-26.69%	0	2008
	10.452402	11.110641	6.30%	0	2007
	10.000000	10.452402	4.52%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.287639	7.431712	-34.16%	0	2008
	10.472276	11.287639	7.79%	0	2007
	10.000000	10.472276	4.72%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.416142	6.917020	-39.41%	0	2008
	10.492310	11.416142	8.80%	0	2007
	10.000000	10.492310	4.92%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.958660	3.939131	-56.03%	0	2008
	7.441763	8.958660	20.38%	0	2007
	7.222009	7.441763	3.04%	0	2006
	6.779429	7.222009	6.53%	0	2005
	6.471511	6.779429	4.76%	0	2004
	5.100632	6.471511	26.88%	0	2003
	6.676003	5.100632	-23.60%	0	2002
	7.975200	6.676003	-16.29%	0	2001
	9.839824	7.975200	-18.95%	1,710	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.344749	5.340836	-48.37%	0	2008
	8.333858	10.344749	24.13%	9	2007
	7.979337	8.333858	4.44%	9	2006
	7.716381	7.979337	3.41%	9	2005
	7.636709	7.716381	1.04%	9	2004
	5.877549	7.636709	29.93%	0	2003
	8.605815	5.877549	-31.70%	0	2002
	10.691535	8.605815	-19.51%	0	2001
	12.284855	10.691535	-12.97%	11,478	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.311628	6.827674	-26.68%	0	2008
	9.271042	9.311628	0.44%	0	2007
	8.521607	9.271042	8.79%	0	2006
	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003
	6.294993	6.382519	1.39%	0	2002
	7.302933	6.294993	-13.80%	0	2001
	9.643198	7.302933	-24.27%	2,839	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.742912	7.152034	-26.59%	0	2008
	10.000000	9.742912	-2.57%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.685432	10.105926	-5.42%	0	2008
	10.480113	10.685432	1.96%	0	2007
	10.268217	10.480113	2.06%	0	2006
	10.279382	10.268217	-0.11%	0	2005
	10.070300	10.279382	2.08%	0	2004
	10.000000	10.070300	0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.073276	6.554095	-40.81%	9	2008
	9.800151	11.073276	12.99%	0	2007
	10.000000	9.800151	-2.00%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.827724	8.144178	-45.07%	0	2008
	12.930372	14.827724	14.67%	0	2007
	11.203058	12.930372	15.42%	0	2006
	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003
	7.933931	6.183841	-22.06%	0	2002
	10.300741	7.933931	-22.98%	0	2001
	13.019301	10.300741	-20.88%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.430385	10.120610	-45.09%	6	2008
	16.069496	18.430385	14.69%	6	2007
	13.922499	16.069496	15.42%	6	2006
	11.963391	13.922499	16.38%	6	2005
	10.772293	11.963391	11.06%	6	2004
	7.684818	10.772293	40.18%	0	2003
	10.000000	7.684818	-23.15%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.026637	7.178428	-52.23%	0	2008
	14.544203	15.026637	3.32%	6	2007
	12.791050	14.544203	13.71%	6	2006
	12.745663	12.791050	0.36%	6	2005
	11.427270	12.745663	11.54%	6	2004
	7.400922	11.427270	54.40%	0	2003
	10.000000	7.400922	-25.99%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.223320	7.724985	-31.17%	0	2008
	11.055909	11.223320	1.51%	0	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.645600	6.321721	-34.46%	0	2008
	10.099105	9.645600	-4.49%	0	2007
	10.000000	10.099105	0.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.560161	-34.40%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.358140	6.185888	-53.69%	8	2008
	10.608731	13.358140	25.92%	0	2007
	10.000000	10.608731	6.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.201456	10.059035	-41.52%	0	2008
	15.184059	17.201456	13.29%	0	2007
	12.750199	15.184059	19.09%	0	2006
	11.793952	12.750199	8.11%	0	2005
	10.139397	11.793952	16.32%	0	2004
	7.817266	10.139397	29.71%	0	2003
	10.000000	7.817266	-21.83%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.194000	7.112006	-41.68%	9	2008
	10.795819	12.194000	12.95%	0	2007
	10.000000	10.795819	7.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.287075	11.729910	3.92%	0	2008
	10.390096	11.287075	8.63%	0	2007
	10.000000	10.390096	3.90%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.865792	9.061770	-34.65%	0	2008
	13.832721	13.865792	0.24%	0	2007
	12.098372	13.832721	14.34%	0	2006
	11.320491	12.098372	6.87%	0	2005
	10.000000	11.320491	13.20%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.844174	5.908972	-45.51%	10	2008
	8.111859	10.844174	33.68%	0	2007
	7.597051	8.111859	6.78%	0	2006
	6.897381	7.597051	10.14%	0	2005
	5.975238	6.897381	15.43%	0	2004
	5.078815	5.975238	17.65%	0	2003
	6.173947	5.078815	-17.74%	0	2002
	8.072922	6.173947	-23.52%	0	2001
	10.000000	8.072922	-19.27%	10,872	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.422984	2.424699	-45.18%	0	2008
	3.714659	4.422984	19.07%	0	2007
	3.520479	3.714659	5.52%	0	2006
	3.225081	3.520479	9.16%	0	2005
	3.277394	3.225081	-1.60%	0	2004
	2.286600	3.277394	43.33%	0	2003
	3.956393	2.286600	-42.20%	0	2002
	6.451635	3.956393	-38.68%	0	2001
	10.000000	6.451635	-35.48%	13,277	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.731546	7.537930	-45.11%	0	2008
	11.527184	13.731546	19.12%	0	2007
	10.913285	11.527184	5.63%	0	2006
	10.017631	10.913285	8.94%	0	2005
	10.152930	10.017631	-1.33%	0	2004
	7.051900	10.152930	43.97%	0	2003
	10.000000	7.051900	-29.48%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.025132	10.621122	-37.62%	0	2008
	16.395794	17.025132	3.84%	0	2007
	15.126077	16.395794	8.39%	0	2006
	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004
	10.000000	12.125134	21.25%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.655600	7.317560	-53.26%	0	2008
	12.499202	15.655600	25.25%	0	2007
	8.711032	12.499202	43.49%	0	2006
	6.746806	8.711032	29.11%	0	2005
	5.809420	6.746806	16.14%	0	2004
	4.412971	5.809420	31.64%	0	2003
	6.074850	4.412971	-27.36%	0	2002
	8.109310	6.074850	-25.09%	0	2001
	10.000000	8.109310	-18.91%	7,282	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.349328	12.788383	-53.24%	221	2008
	21.826011	27.349328	25.31%	224	2007
	15.204202	21.826011	43.55%	224	2006
	11.768944	15.204202	29.19%	195	2005
	10.131729	11.768944	16.16%	146	2004
	7.695550	10.131729	31.66%	75	2003
	10.000000	7.695550	-23.04%	5	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.682307	9.662266	-34.19%	0	2008
	13.947521	14.682307	5.27%	0	2007
	11.827697	13.947521	17.92%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.322579	7.566315	-38.60%	0	2008
	11.728337	12.322579	5.07%	0	2007
	10.571191	11.728337	10.95%	0	2006
	9.966446	10.571191	6.07%	0	2005
	8.794545	9.966446	13.33%	0	2004
	6.821108	8.794545	28.93%	332	2003
	9.478011	6.821108	-28.03%	172	2002
	9.835896	9.478011	-3.64%	21	2001
	9.938347	9.835896	-1.03%	455	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.400341	5.450664	-47.59%	10	2008
	10.299199	10.400341	0.98%	0	2007
	10.000000	10.299199	2.99%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.002818	8.313042	-44.59%	772	2008
	12.514814	15.002818	19.88%	772	2007
	11.150575	12.514814	12.23%	772	2006
	10.018148	11.150575	11.30%	646	2005
	8.802690	10.018148	13.81%	463	2004
	7.024147	8.802690	25.32%	239	2003
	10.159599	7.024147	-30.86%	18	2002
	13.781080	10.159599	-26.28%	0	2001
	15.217822	13.781080	-9.44%	7,587	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.762805	6.410692	-53.42%	0	2008
	12.865825	13.762805	6.97%	0	2007
	11.713837	12.865825	9.83%	0	2006
	10.140422	11.713837	15.52%	0	2005
	8.710342	10.140422	16.42%	0	2004
	6.589403	8.710342	32.19%	0	2003
	8.877762	6.589403	-25.78%	0	2002
	9.338144	8.877762	-4.93%	0	2001
	9.475658	9.338144	-1.45%	387	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.205327	5.397327	-47.11%	0	2008
	10.121789	10.205327	0.83%	0	2007
	10.000000	10.121789	1.22%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.185461	8.628043	-15.29%	0	2008
	9.936362	10.185461	2.51%	0	2007
	9.744611	9.936362	1.97%	0	2006
	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.358178	7.911059	-40.78%	0	2008
	13.583429	13.358178	-1.66%	0	2007
	13.188462	13.583429	2.99%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.745280	8.144398	-40.75%	0	2008
	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.806270	7.425270	-31.29%	0	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.466687	9.230548	-11.81%	0	2008
	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.957998	7.179740	-39.96%	9	2008
	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.184549	6.105029	-45.42%	0	2008
	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.749596	5.908398	-39.40%	0	2008
	10.000000	9.749596	-2.50%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.577397	8.862173	-29.54%	0	2008
	12.464531	12.577397	0.91%	0	2007
	11.516457	12.464531	8.23%	0	2006
	11.495171	11.516457	0.19%	0	2005
	10.670340	11.495171	7.73%	0	2004
	8.918357	10.670340	19.64%	0	2003
	8.829517	8.918357	1.01%	0	2002
	8.659527	8.829517	1.96%	0	2001
	9.647227	8.659527	-10.24%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.350392	7.985550	-29.65%	0	2008
	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.514424	13.023874	-58.67%	0	2008
	22.125426	31.514424	42.44%	0	2007
	16.537671	22.125426	33.79%	0	2006
	12.741281	16.537671	29.80%	0	2005
	10.784110	12.741281	18.15%	0	2004
	6.668475	10.784110	61.72%	0	2003
	8.039579	6.668475	-17.05%	0	2002
	8.666715	8.039579	-7.24%	0	2001
	10.000000	8.666715	-13.33%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.239762	14.540063	-58.74%	3	2008
	24.746113	35.239762	42.41%	5	2007
	18.506459	24.746113	33.72%	5	2006
	14.256207	18.506459	29.81%	5	2005
	12.065018	14.256207	18.16%	5	2004
	7.462526	12.065018	61.67%	0	2003
	10.000000	7.462526	-25.37%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.084867	13.186701	-34.35%	18	2008
	17.051314	20.084867	17.79%	18	2007
	12.663992	17.051314	34.64%	18	2006
	12.154055	12.663992	4.20%	18	2005
	9.558415	12.154055	27.16%	18	2004
	7.866828	9.558415	21.50%	24	2003
	10.000000	7.866828	-21.33%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.587716	7.699580	-47.22%	0	2008
	11.726598	14.587716	24.40%	0	2007
	9.012466	11.726598	30.12%	0	2006
	7.073070	9.012466	27.42%	0	2005
	6.329968	7.073070	11.74%	0	2004
	4.769772	6.329968	32.71%	0	2003
	6.423028	4.769772	-25.74%	0	2002
	9.201455	6.423028	-30.20%	0	2001
	10.000000	9.201455	-7.99%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.591465	12.455776	-47.20%	5	2008
	18.963987	23.591465	24.40%	0	2007
	14.576313	18.963987	30.10%	0	2006
	11.442705	14.576313	27.39%	0	2005
	10.226299	11.442705	11.89%	0	2004
	7.722271	10.226299	32.43%	0	2003
	10.000000	7.722271	-22.78%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.104844	7.681351	-45.54%	0	2008
	12.023726	14.104844	17.31%	0	2007
	9.760853	12.023726	23.18%	0	2006
	8.358312	9.760853	16.78%	0	2005
	7.384983	8.358312	13.18%	0	2004
	5.546904	7.384983	33.14%	0	2003
	7.598105	5.546904	-27.00%	0	2002
	9.565529	7.598105	-20.57%	0	2001
	11.148249	9.565529	-14.20%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.757478	14.030981	-45.53%	4	2008
	21.949333	25.757478	17.35%	0	2007
	17.828355	21.949333	23.11%	0	2006
	15.266547	17.828355	16.78%	0	2005
	13.488768	15.266547	13.18%	0	2004
	10.000000	13.488768	34.89%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.107449	-48.93%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.089184	-39.11%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.873896	-21.26%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.794850	-32.05%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.802132	-1.98%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.786216	-2.14%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.773895	9.353740	-47.37%	31	2008
	18.372734	17.773895	-3.26%	36	2007
	15.602262	18.372734	17.76%	36	2006
	14.341910	15.602262	8.79%	36	2005
	12.100416	14.341910	18.52%	36	2004
	8.741712	12.100416	38.42%	48	2003
	10.000000	8.741712	-12.58%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.160846	13.872071	5.40%	23	2008
	12.552950	13.160846	4.84%	23	2007
	12.413236	12.552950	1.13%	23	2006
	12.284309	12.413236	1.05%	23	2005
	12.157611	12.284309	1.04%	23	2004
	12.181115	12.157611	-0.19%	137	2003
	11.216684	12.181115	8.60%	61	2002
	10.688972	11.216684	4.94%	9	2001
	9.705551	10.688972	10.13%	20	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.939328	3.562000	-40.03%	0	2008
	5.078044	5.939328	16.96%	0	2007
	4.887844	5.078044	3.89%	0	2006
	4.690047	4.887844	4.22%	0	2005
	4.431602	4.690047	5.83%	0	2004
	3.411839	4.431602	29.89%	0	2003
	4.861995	3.411839	-30.26%	0	2002
	6.957972	4.861995	-29.69%	0	2001
	9.678122	6.957972	-28.11%	899	2000

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.963533	10.215418	-26.84%	23	2008
	12.604692	13.963533	10.78%	16	2007
	12.542020	12.604692	0.50%	16	2006
	11.821040	12.542020	6.10%	16	2005
	11.202091	11.821040	5.53%	16	2004
	8.370118	11.202091	33.83%	27	2003
	10.000000	8.370118	-16.30%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.565008	6.439806	-44.32%	0	2008
	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.530938	10.603430	-8.04%	0	2008
	11.183860	11.530938	3.10%	0	2007
	10.765318	11.183860	3.89%	0	2006
	10.649052	10.765318	1.09%	0	2005
	10.399210	10.649052	2.40%	0	2004
	9.848954	10.399210	5.59%	0	2003
	10.000000	9.848954	-1.51%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.384961	10.295423	-16.87%	0	2008
	11.957904	12.384961	3.57%	0	2007
	11.270594	11.957904	6.10%	0	2006
	11.023031	11.270594	2.25%	0	2005
	10.512612	11.023031	4.86%	0	2004
	9.449094	10.512612	11.26%	0	2003
	10.000000	9.449094	-5.51%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.095364	9.841353	-24.85%	0	2008
	12.667750	13.095364	3.38%	0	2007
	11.625445	12.667750	8.97%	0	2006
	11.277457	11.625445	3.09%	0	2005
	10.521843	11.277457	7.18%	0	2004
	8.956898	10.521843	17.47%	0	2003
	10.000000	8.956898	-10.43%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.113594	9.474674	-32.87%	0	2008
	13.589597	14.113594	3.86%	0	2007
	12.124375	13.589597	12.08%	0	2006
	11.571630	12.124375	4.78%	0	2005
	10.550021	11.571630	9.68%	0	2004
	8.513348	10.550021	23.92%	0	2003
	10.000000	8.513348	-14.87%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.718787	9.095650	-38.20%	0	2008
	14.198005	14.718787	3.67%	0	2007
	12.414889	14.198005	14.36%	0	2006
	11.754545	12.414889	5.62%	0	2005
	10.535072	11.754545	11.58%	0	2004
	8.164471	10.535072	29.04%	0	2003
	10.000000	8.164471	-18.36%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.071694	11.856442	-37.83%	792	2008
	18.123018	19.071694	5.23%	797	2007
	16.853455	18.123018	7.53%	797	2006
	15.363749	16.853455	9.70%	713	2005
	13.566907	15.363749	13.24%	594	2004
	10.296690	13.566907	31.76%	559	2003
	12.424639	10.296690	-17.13%	73	2002
	12.867405	12.424639	-3.44%	8	2001
	11.413030	12.867405	12.74%	896	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.849130	10.833890	-0.14%	1,567	2008
	10.581681	10.849130	2.53%	0	2007
	10.344890	10.581681	2.29%	0	2006
	10.296837	10.344890	0.47%	0	2005
	10.438388	10.296837	-1.36%	0	2004
	10.601417	10.438388	-1.54%	0	2003
	10.704673	10.601417	-0.96%	0	2002
	10.560647	10.704673	1.36%	0	2001
	10.178032	10.560647	3.76%	15,186	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.051747	-39.48%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.401317	11.237865	-47.49%	0	2008
	21.251260	21.401317	0.71%	5	2007
	17.692400	21.251260	20.12%	5	2006
	16.135118	17.692400	9.65%	5	2005
	13.711404	16.135118	17.68%	5	2004
	10.000000	13.711404	37.11%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.272656	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.189019	-38.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.660337	-33.40%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.787688	8.276754	-47.57%	575	2008
	14.702910	15.787688	7.38%	581	2007
	14.558304	14.702910	0.99%	581	2006
	13.763578	14.558304	5.77%	481	2005
	12.402090	13.763578	10.98%	343	2004
	9.439666	12.402090	31.38%	171	2003
	14.461467	9.439666	-34.73%	13	2002
	16.578533	14.461467	-12.77%	0	2001
	20.209202	16.578533	-17.97%	2,195	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.087866	13.999411	-33.61%	441	2008
	23.149986	21.087866	-8.91%	444	2007
	20.169222	23.149986	14.78%	445	2006
	19.996570	20.169222	0.86%	376	2005
	17.422041	19.996570	14.78%	281	2004
	11.350750	17.422041	53.49%	267	2003
	15.926842	11.350750	-28.73%	64	2002
	12.690421	15.926842	25.50%	7	2001
	11.661628	12.690421	8.82%	445	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.440696	12.967162	-39.52%	5	2008
	21.456982	21.440696	-0.08%	4	2007
	19.571106	21.456982	9.64%	4	2006
	17.806477	19.571106	9.91%	4	2005
	15.289191	17.806477	16.46%	4	2004
	11.080273	15.289191	37.99%	209	2003
	13.697716	11.080273	-19.11%	113	2002
	15.006886	13.697716	-8.72%	15	2001
	14.081944	15.006886	6.57%	606	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.101219	10.602815	-19.07%	12	2008
	12.798707	13.101219	2.36%	12	2007
	12.475539	12.798707	2.59%	12	2006
	12.476882	12.475539	-0.01%	12	2005
	11.968967	12.476882	4.24%	12	2004
	10.909995	11.968967	9.71%	12	2003
	10.400105	10.909995	4.90%	0	2002
	10.202517	10.400105	1.94%	0	2001
	9.867527	10.202517	3.39%	224	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.882913	6.223433	-42.81%	870	2008
	10.282121	10.882913	5.84%	870	2007
	9.247193	10.282121	11.19%	870	2006
	8.795250	9.247193	5.14%	713	2005
	8.189846	8.795250	7.39%	502	2004
	6.563740	8.189846	24.77%	256	2003
	8.116686	6.563740	-19.13%	19	2002
	9.408236	8.116686	-13.73%	0	2001
	9.822044	9.408236	-4.21%	197	2000

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.310234	8.478701	-51.02%	0	2008
	15.859633	17.310234	9.15%	0	2007
	13.956795	15.859633	13.63%	0	2006
	12.930621	13.956795	7.94%	0	2005
	11.126097	12.930621	16.22%	0	2004
	9.053190	11.126097	22.90%	0	2003
	10.000000	9.053190	-9.47%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.800278	-2.00%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.622905	1.823046	-49.68%	0	2008
	3.083367	3.622905	17.50%	0	2007
	2.834360	3.083367	8.79%	0	2006
	2.911505	2.834360	-2.65%	0	2005
	2.852443	2.911505	2.07%	0	2004
	1.877827	2.852443	51.90%	0	2003
	3.354183	1.877827	-44.02%	0	2002
	5.986011	3.354183	-43.97%	0	2001
	10.000000	5.986011	-40.14%	324	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.661936	6.872568	-49.70%	26	2008
	11.618451	13.661936	17.59%	18	2007
	10.688499	11.618451	8.70%	18	2006
	10.978992	10.688499	-2.65%	18	2005
	10.759842	10.978992	2.04%	18	2004
	7.085443	10.759842	51.86%	32	2003
	10.000000	7.085443	-29.15%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.610768	8.972494	-42.52%	7	2008
	13.032202	15.610768	19.79%	6	2007
	13.356249	13.032202	-2.43%	6	2006
	12.187517	13.356249	9.59%	6	2005
	11.076660	12.187517	10.03%	6	2004
	7.427795	11.076660	49.12%	0	2003
	10.000000	7.427795	-25.72%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.684811	5.970793	-38.35%	0	2008
	10.123215	9.684811	-4.33%	0	2007
	8.925360	10.123215	13.42%	0	2006
	8.749300	8.925360	2.01%	0	2005
	7.609813	8.749300	14.97%	0	2004
	5.916952	7.609813	28.61%	0	2003
	8.078351	5.916952	-26.76%	0	2002
	9.399286	8.078351	-14.05%	0	2001
	10.746213	9.399286	-12.53%	0	2000

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.564864	-44.35%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.366885	6.592435	-46.69%	0	2008
	11.073291	12.366885	11.68%	7	2007
	10.482735	11.073291	5.63%	7	2006
	10.192683	10.482735	2.85%	7	2005
	9.740938	10.192683	4.64%	7	2004
	7.602298	9.740938	28.13%	309	2003
	10.622832	7.602298	-28.43%	159	2002
	12.419973	10.622832	-14.47%	19	2001
	12.720715	12.419973	-2.36%	10,796	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.119728	12.943896	-41.48%	5	2008
	21.260992	22.119728	4.04%	5	2007
	18.461250	21.260992	15.17%	5	2006
	16.499905	18.461250	11.89%	5	2005
	14.146751	16.499905	16.63%	5	2004
	10.000000	14.146751	41.47%	66	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.565349	7.938848	-41.48%	0	2008
	13.040979	13.565349	4.02%	0	2007
	11.323354	13.040979	15.17%	0	2006
	10.122992	11.323354	11.86%	0	2005
	8.681630	10.122992	16.60%	0	2004
	6.203380	8.681630	39.95%	261	2003
	8.142142	6.203380	-23.81%	194	2002
	9.461221	8.142142	-13.94%	25	2001
	10.000000	9.461221	-5.39%	92	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.521642	1.966526	-79.35%	0	2008
	10.000000	9.521642	-4.78%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.219775	2.132626	-79.13%	0	2008
	10.456199	10.219775	-2.26%	0	2007
	10.000000	10.456199	4.56%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.617243	6.392040	-39.80%	0	2008
	10.392082	10.617243	2.17%	0	2007
	9.232535	10.392082	12.56%	0	2006
	8.902729	9.232535	3.70%	0	2005
	8.312026	8.902729	7.11%	0	2004
	6.703398	8.312026	24.00%	0	2003
	8.436772	6.703398	-20.55%	0	2002
	9.598573	8.436772	-12.10%	0	2001
	10.751840	9.598573	-10.73%	19,929	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.617509	5.850420	-39.17%	0	2008
	9.950401	9.617509	-3.35%	0	2007
	10.000000	9.950401	-0.50%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	10.971677	5.467711	-50.17%	447	2008
	10.546248	10.971677	4.03%	447	2007
	10.467994	10.546248	0.75%	446	2006
	9.523311	10.467994	9.92%	446	2005
	8.125514	9.523311	17.20%	446	2004
	6.611835	8.125514	22.89%	446	2003
	9.358057	6.611835	-29.35%	0	2002
	13.916801	9.358057	-32.76%	0	2001
	16.021918	13.916801	-13.14%	6,925	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.913762	9.928962	-9.02%	0	2008
	10.081614	10.913762	8.25%	0	2007
	10.000000	10.081614	0.82%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	10.987346	11.261666	2.50%	0	2008
	10.327193	10.987346	6.39%	0	2007
	10.000000	10.327193	3.27%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.140447	6.183734	-44.49%	0	2008
	10.951020	11.140447	1.73%	0	2007
	10.000000	10.951020	9.51%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.311099	7.421983	-39.71%	0	2008
	11.556280	12.311099	6.53%	0	2007
	10.000000	11.556280	15.56%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.003635	5.288832	-41.26%	0	2008
	10.274232	9.003635	-12.37%	0	2007
	10.000000	10.274232	2.74%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.371892	8.100581	-28.77%	0	2008
	10.961283	11.371892	3.75%	0	2007
	10.000000	10.961283	9.61%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.409262	6.873742	-39.75%	0	2008
	11.341993	11.409262	0.59%	0	2007
	10.000000	11.341993	13.42%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.516215	7.205015	-31.49%	0	2008
	10.529971	10.516215	-0.13%	0	2007
	10.000000	10.529971	5.30%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.602651	6.972203	-39.91%	0	2008
	10.756318	11.602651	7.87%	0	2007
	10.000000	10.756318	7.56%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.667118	7.466463	-30.00%	0	2008
	10.703754	10.667118	-0.34%	0	2007
	10.000000	10.703754	7.04%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.644384	5.496544	-48.36%	0	2008
	10.302221	10.644384	3.32%	0	2007
	10.000000	10.302221	3.02%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.889893	6.089587	-38.43%	0	2008
	10.774429	9.889893	-8.21%	0	2007
	10.000000	10.774429	7.74%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.545677	6.478668	-43.89%	0	2008
	10.490554	11.545677	10.06%	0	2007
	10.000000	10.490554	4.91%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.023046	6.874113	-37.64%	0	2008
	10.935269	11.023046	0.80%	0	2007
	10.000000	10.935269	9.35%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.493882	10.402321	-0.87%	0	2008
	10.192877	10.493882	2.95%	0	2007
	10.000000	10.192877	1.93%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.678933	9.382969	-12.14%	0	2008
	10.350403	10.678933	3.17%	0	2007
	10.000000	10.350403	3.50%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.462671	19.519697	-16.81%	9	2008
	22.510535	23.462671	4.23%	9	2007
	20.760127	22.510535	8.43%	9	2006
	18.899558	20.760127	9.84%	9	2005
	17.548980	18.899558	7.70%	9	2004
	14.026010	17.548980	25.12%	9	2003
	13.123880	14.026010	6.87%	0	2002
	12.183316	13.123880	7.72%	0	2001
	11.176818	12.183316	9.01%	128	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.264061	9.353933	-45.82%	0	2008
	15.398709	17.264061	12.11%	0	2007
	12.575361	15.398709	22.45%	0	2006
	11.570187	12.575361	8.69%	0	2005
	10.072804	11.570187	14.87%	0	2004
	8.078884	10.072804	24.68%	0	2003
	10.000000	8.078884	-19.21%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.723037	5.064375	-47.91%	0	2008
	8.101531	9.723037	20.01%	0	2007
	7.576396	8.101531	6.93%	0	2006
	6.585376	7.576396	15.05%	0	2005
	5.534711	6.585376	18.98%	0	2004
	3.989818	5.534711	38.72%	0	2003
	5.923201	3.989818	-32.64%	0	2002
	8.565102	5.923201	-30.84%	0	2001
	10.000000	8.565102	-14.35%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.486500	16.094353	-39.24%	22	2008
	32.644782	26.486500	-18.86%	27	2007
	24.165470	32.644782	35.09%	27	2006
	21.097287	24.165470	14.54%	27	2005
	15.807420	21.097287	33.46%	27	2004
	11.747604	15.807420	34.56%	138	2003
	12.101019	11.747604	-2.92%	58	2002
	11.260270	12.101019	7.47%	8	2001
	10.859008	11.260270	3.70%	693	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.753799	10.261651	-65.51%	0	2008
	22.106237	29.753799	34.59%	0	2007
	16.189827	22.106237	36.54%	0	2006
	12.546485	16.189827	29.04%	0	2005
	10.000000	12.546485	25.46%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	35.621597	12.275212	-65.54%	0	2008
	26.456447	35.621597	34.64%	0	2007
	19.381670	26.456447	36.50%	0	2006
	15.004941	19.381670	29.17%	0	2005
	12.180802	15.004941	23.19%	0	2004
	8.073214	12.180802	50.88%	0	2003
	8.497392	8.073214	-4.99%	0	2002
	8.845631	8.497392	-3.94%	0	2001
	15.549329	8.845631	-43.11%	2,415	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.891289	16.819716	-47.26%	0	2008
	22.429031	31.891289	42.19%	0	2007
	18.404464	22.429031	21.87%	0	2006
	12.404463	18.404464	48.37%	0	2005
	10.000000	12.404463	24.04%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	40.045464	21.109366	-47.29%	0	2008
	28.158299	40.045464	42.22%	0	2007
	23.114040	28.158299	21.82%	0	2006
	15.573028	23.114040	48.42%	0	2005
	12.811040	15.573028	21.56%	0	2004
	9.042491	12.811040	41.68%	0	2003
	9.510796	9.042491	-4.92%	0	2002
	10.854899	9.510796	-12.38%	0	2001
	9.956798	10.854899	9.02%	0	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.048996	7.933107	-39.21%	0	2008
	12.130063	13.048996	7.58%	0	2007
	10.904035	12.130063	11.24%	0	2006
	10.246683	10.904035	6.42%	0	2005
	9.548806	10.246683	7.31%	0	2004
	7.230072	9.548806	32.07%	0	2003
	9.651982	7.230072	-25.09%	0	2002
	9.834117	9.651982	-1.85%	0	2001
	10.000000	9.834117	-1.66%	870	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.319923	7.220878	-41.39%	568	2008
	11.808808	12.319923	4.33%	568	2007
	10.753569	11.808808	9.81%	568	2006
	10.185976	10.753569	5.57%	568	2005
	8.805324	10.185976	15.68%	568	2004
	6.567984	8.805324	34.06%	912	2003
	9.172486	6.567984	-28.39%	182	2002
	9.735908	9.172486	-5.79%	22	2001
	10.000000	9.735908	-2.64%	0	2000*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.812074	6.521771	-39.68%	0	2008
	10.818263	10.812074	-0.06%	0	2007
	10.005102	10.818263	8.13%	0	2006
	9.715769	10.005102	2.98%	0	2005
	9.239462	9.715769	5.16%	0	2004
	8.118759	9.239462	13.80%	0	2003
	10.013943	8.118759	-18.93%	0	2002
	10.000000	10.013943	0.14%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.031131	5.658837	-52.97%	0	2008
	12.137748	12.031131	-0.88%	0	2007
	10.988024	12.137748	10.46%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.190294	6.855682	-43.76%	0	2008
	11.129009	12.190294	9.54%	0	2007
	10.704321	11.129009	3.97%	0	2006
	10.055846	10.704321	6.45%	0	2005
	9.643083	10.055846	4.28%	0	2004
	7.612554	9.643083	26.67%	0	2003
	10.290441	7.612554	-26.02%	0	2002
	10.000000	10.290441	2.90%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.430073	7.461133	-48.29%	0	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.219322	9.031264	-31.68%	0	2008
	12.503448	13.219322	5.73%	0	2007
	10.954242	12.503448	14.14%	0	2006
	10.634975	10.954242	3.00%	0	2005
	9.979158	10.634975	6.57%	0	2004
	8.200789	9.979158	21.69%	0	2003
	9.933391	8.200789	-17.44%	0	2002
	10.000000	9.933391	-0.67%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.619347	8.111203	-30.19%	0	2008
	10.622791	11.619347	9.38%	0	2007
	10.000000	10.622791	6.23%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.719309	6.343887	-45.87%	0	2008
	12.687244	11.719309	-7.63%	0	2007
	10.000000	12.687244	26.87%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.219339	11.789026	-41.69%	0	2008
	18.023583	20.219339	12.18%	0	2007
	14.370444	18.023583	25.42%	0	2006
	12.459016	14.370444	15.34%	0	2005
	10.273047	12.459016	21.28%	0	2004
	8.138681	10.273047	26.22%	0	2003
	10.000000	8.138681	-18.61%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.479648	6.928261	-39.65%	0	2008
	10.151237	11.479648	13.09%	0	2007
	10.000000	10.151237	1.51%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.253782	9.584868	-37.16%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.740675	6.870977	-36.03%	153	2008
	10.991050	10.740675	-2.28%	153	2007
	9.597554	10.991050	14.52%	153	2006
	9.378483	9.597554	2.34%	153	2005
	8.486720	9.378483	10.51%	153	2004
	6.708323	8.486720	26.51%	153	2003
	8.507395	6.708323	-21.15%	111	2002
	9.492984	8.507395	-10.38%	0	2001
	10.857953	9.492984	-12.57%	1,091	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.333358	7.734301	-46.04%	0	2008
	12.415610	14.333358	15.45%	0	2007
	10.153144	12.415610	22.28%	0	2006
	9.165959	10.153144	10.77%	0	2005
	8.155031	9.165959	12.40%	0	2004
	6.696904	8.155031	21.77%	0	2003
	8.599678	6.696904	-22.13%	0	2002
	12.417190	8.599678	-30.74%	0	2001
	15.263403	12.417190	-18.65%	1,205	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.112212	9.233764	-46.04%	0	2008
	14.822666	17.112212	15.45%	0	2007
	12.121568	14.822666	22.28%	0	2006
	10.957867	12.121568	10.62%	0	2005
	9.736044	10.957867	12.55%	0	2004
	7.995231	9.736044	21.77%	0	2003
	10.000000	7.995231	-20.05%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.499337	7.767982	-26.01%	27	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.713911	6.703747	-42.77%	0	2008
	9.898488	11.713911	18.34%	0	2007
	10.463365	9.898488	-5.40%	0	2006
	10.471276	10.463365	-0.08%	0	2005
	9.674012	10.471276	8.24%	0	2004
	7.919558	9.674012	22.15%	0	2003
	10.000000	7.919558	-20.80%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.869056	10.647731	-28.39%	105	2008
	16.029066	14.869056	-7.24%	99	2007
	13.812090	16.029066	16.05%	65	2006
	13.445055	13.812090	2.73%	48	2005
	12.023986	13.445055	11.82%	31	2004
	9.533443	12.023986	26.12%	19	2003
	11.156087	9.533443	-14.54%	0	2002
	10.111910	11.156087	10.33%	0	2001
	8.750447	10.111910	15.56%	1,148	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.965440	6.514253	-49.76%	0	2008
	9.485757	12.965440	36.68%	0	2007
	10.000000	9.485757	-5.14%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.122971	10.705445	-3.75%	0	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	0	2004
	10.000000	10.171166	1.71%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.415369	7.500741	-39.59%	0	2008
	12.439095	12.415369	-0.19%	0	2007
	10.989868	12.439095	13.19%	0	2006
	10.524116	10.989868	4.43%	0	2005
	9.615529	10.524116	9.45%	0	2004
	7.835529	9.615529	22.72%	0	2003
	10.174557	7.835529	-22.99%	0	2002
	10.000000	10.174557	1.75%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.190013	7.459073	-38.81%	0	2008
	13.243061	12.190013	-7.95%	0	2007
	11.163965	13.243061	18.62%	0	2006
	10.677086	11.163965	4.56%	0	2005
	9.646185	10.677086	10.69%	0	2004
	7.978507	9.646185	20.90%	0	2003
	10.152585	7.978507	-21.41%	0	2002
	10.000000	10.152585	1.53%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.709824	8.822557	-52.85%	0	2008
	14.170786	18.709824	32.03%	0	2007
	14.031208	14.170786	0.99%	0	2006
	12.542225	14.031208	11.87%	0	2005
	10.942740	12.542225	14.62%	0	2004
	8.192737	10.942740	33.57%	0	2003
	10.471779	8.192737	-21.76%	0	2002
	10.000000	10.471779	4.72%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	13.987031	8.065713	-42.33%	0	2008
	12.267411	13.987031	14.02%	0	2007
	10.570734	12.267411	16.05%	0	2006
	9.202885	10.570734	14.86%	0	2005
	8.200839	9.202885	12.22%	0	2004
	6.300292	8.200839	30.17%	0	2003
	8.043179	6.300292	-21.67%	0	2002
	10.582777	8.043179	-24.00%	0	2001
	14.600910	10.582777	-27.52%	0	2000

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	10.918410	5.685525	-47.93%	0	2008
	11.625400	10.918410	-6.08%	0	2007
	10.499772	11.625400	10.72%	0	2006
	9.242997	10.499772	13.60%	0	2005
	8.009928	9.242997	15.39%	0	2004
	5.546504	8.009928	44.41%	0	2003
	8.613696	5.546504	-35.61%	0	2002
	12.343799	8.613696	-30.22%	0	2001
	15.568968	12.343799	-20.72%	0	2000

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.061054	7.526931	-37.59%	0	2008
	12.117431	12.061054	-0.47%	0	2007
	10.380526	12.117431	16.73%	0	2006
	9.814109	10.380526	5.77%	0	2005
	9.012504	9.814109	8.89%	0	2004
	7.362375	9.012504	22.41%	0	2003
	9.789046	7.362375	-24.79%	0	2002
	9.916793	9.789046	-1.29%	0	2001
	9.309057	9.916793	6.53%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.848764	9.356682	-32.44%	0	2008
	14.255437	13.848764	-2.85%	0	2007
	12.739348	14.255437	11.90%	0	2006
	12.146432	12.739348	4.88%	0	2005
	10.189578	12.146432	19.20%	0	2004
	7.561672	10.189578	34.75%	0	2003
	10.000000	7.561672	-24.38%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.907868	5.071304	-35.87%	0	2008
	7.502604	7.907868	5.40%	0	2007
	7.024598	7.502604	6.80%	0	2006
	6.931538	7.024598	1.34%	0	2005
	6.673008	6.931538	3.87%	0	2004
	5.414906	6.673008	23.23%	0	2003
	7.792572	5.414906	-30.51%	0	2002
	10.292793	7.792572	-24.29%	0	2001
	11.828093	10.292793	-12.98%	5,474	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.066260	6.187991	-38.53%	347	2008
	9.779977	10.066260	2.93%	347	2007
	8.657565	9.779977	12.96%	357	2006
	8.455066	8.657565	2.40%	179	2005
	7.813792	8.455066	8.21%	179	2004
	6.224012	7.813792	25.54%	179	2003
	8.197399	6.224012	-24.07%	156	2002
	9.545801	8.197399	-14.13%	0	2001
	10.757783	9.545801	-11.27%	8,594	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.568283	7.281204	-31.10%	0	2008
	10.087808	10.568283	4.76%	0	2007
	8.854989	10.087808	13.92%	0	2006
	8.673868	8.854989	2.09%	0	2005
	8.442921	8.673868	2.74%	0	2004
	7.124457	8.442921	18.51%	0	2003
	8.746914	7.124457	-18.55%	0	2002
	9.863100	8.746914	-11.32%	0	2001
	10.149769	9.863100	-2.82%	240	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.788633	6.584400	-38.97%	0	2008
	12.404709	10.788633	-13.03%	0	2007
	12.222241	12.404709	1.49%	0	2006
	11.811177	12.222241	3.48%	0	2005
	10.846740	11.811177	8.89%	0	2004
	8.421616	10.846740	28.80%	0	2003
	10.647518	8.421616	-20.91%	0	2002
	10.000000	10.647518	6.48%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	18.019879	11.045711	-38.70%	0	2008
	17.692585	18.019879	1.85%	0	2007
	14.755084	17.692585	19.91%	0	2006
	13.482903	14.755084	9.44%	0	2005
	11.486211	13.482903	17.38%	0	2004
	8.612992	11.486211	33.36%	0	2003
	10.033777	8.612992	-14.16%	0	2002
	10.000000	10.033777	0.34%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.867732	9.567269	-3.04%	0	2008
	10.243079	9.867732	-3.66%	0	2007
	10.000000	10.243079	2.43%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.796547	11.602934	-9.33%	0	2008
	12.417436	12.796547	3.05%	0	2007
	12.189609	12.417436	1.87%	0	2006
	12.303438	12.189609	-0.93%	0	2005
	12.140716	12.303438	1.34%	0	2004
	11.862727	12.140716	2.34%	0	2003
	11.096780	11.862727	6.90%	0	2002
	10.505742	11.096780	5.63%	0	2001
	9.724549	10.505742	8.03%	0	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.801609	8.867969	-43.88%	110	2008
	13.751323	15.801609	14.91%	100	2007
	12.599545	13.751323	9.14%	52	2006
	11.024639	12.599545	14.29%	27	2005
	9.773384	11.024639	12.80%	0	2004
	7.785588	9.773384	25.53%	0	2003
	8.789237	7.785588	-11.42%	0	2002
	10.256023	8.789237	-14.30%	0	2001
	11.240304	10.256023	-8.76%	7,733	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.273426	5.918496	-55.41%	0	2008
	9.319807	13.273426	42.42%	0	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.377697	6.935423	-43.97%	169	2008
	12.480760	12.377697	-0.83%	195	2007
	10.626821	12.480760	17.45%	139	2006
	10.273613	10.626821	3.44%	110	2005
	9.431146	10.273613	8.93%	80	2004
	7.405226	9.431146	27.36%	49	2003
	9.122665	7.405226	-18.83%	0	2002
	9.829356	9.122665	-7.19%	0	2001
	9.278526	9.829356	5.94%	192	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.919058	3.919710	-56.05%	0	2008
	7.412676	8.919058	20.32%	0	2007
	7.197447	7.412676	2.99%	0	2006
	6.759816	7.197447	6.47%	0	2005
	6.456082	6.759816	4.70%	0	2004
	5.091068	6.456082	26.81%	0	2003
	6.666912	5.091068	-23.64%	0	2002
	7.968441	6.666912	-16.33%	0	2001
	9.836490	7.968441	-18.99%	3,552	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.299075	5.314525	-48.40%	86	2008
	8.301332	10.299075	24.07%	99	2007
	7.952242	8.301332	4.39%	99	2006
	7.694090	7.952242	3.36%	99	2005
	7.618533	7.694090	0.99%	99	2004
	5.866545	7.618533	29.86%	59	2003
	8.594096	5.866545	-31.74%	0	2002
	10.682489	8.594096	-19.55%	0	2001
	12.280710	10.682489	-13.01%	4,589	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.270443	6.793998	-26.71%	0	2008
	9.234781	9.270443	0.39%	0	2007
	8.492610	9.234781	8.74%	0	2006
	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.09%	0	2004
	6.370568	7.910922	24.18%	0	2003
	6.286416	6.370568	1.34%	0	2002
	7.296736	6.286416	-13.85%	0	2001
	9.639924	7.296736	-24.31%	996	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.739577	7.145920	-26.63%	0	2008
	10.000000	9.739577	-2.60%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.063830	6.545147	-40.84%	32	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.762178	8.104022	-45.10%	0	2008
	12.879820	14.762178	14.61%	0	2007
	11.164941	12.879820	15.36%	0	2006
	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004
	6.172254	8.644743	40.06%	0	2003
	7.923128	6.172254	-22.10%	0	2002
	10.292010	7.923128	-23.02%	0	2001
	13.014891	10.292010	-20.92%	563	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.377070	10.086167	-45.12%	0	2008
	16.031254	18.377070	14.63%	0	2007
	13.896449	16.031254	15.36%	0	2006
	11.947091	13.896449	16.32%	0	2005
	10.763107	11.947091	11.00%	0	2004
	7.682181	10.763107	40.10%	0	2003
	10.000000	7.682181	-23.18%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.983218	7.154014	-52.25%	0	2008
	14.509632	14.983218	3.26%	0	2007
	12.767144	14.509632	13.65%	0	2006
	12.728329	12.767144	0.30%	0	2005
	11.417557	12.728329	11.48%	0	2004
	7.398393	11.417557	54.32%	0	2003
	10.000000	7.398393	-26.02%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.637355	6.313079	-34.49%	33	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.151710	10.024813	-41.55%	0	2008
	15.147935	17.151710	13.23%	0	2007
	12.726343	15.147935	19.03%	0	2006
	11.777881	12.726343	8.05%	0	2005
	10.130754	11.777881	16.26%	0	2004
	7.814596	10.130754	29.64%	0	2003
	10.000000	7.814596	-21.85%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.277465	11.713936	3.87%	19	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.839883	9.040208	-34.68%	0	2008
	13.813978	13.839883	0.19%	0	2007
	12.088133	13.813978	14.28%	0	2006
	11.316668	12.088133	6.82%	0	2005
	10.000000	11.316668	13.17%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.800350	5.882077	-45.54%	0	2008
	8.083227	10.800350	33.61%	0	2007
	7.574085	8.083227	6.72%	0	2006
	6.880030	7.574085	10.09%	0	2005
	5.963253	6.880030	15.37%	0	2004
	5.071211	5.963253	17.59%	0	2003
	6.167860	5.071211	-17.78%	0	2002
	8.069120	6.167860	-23.56%	0	2001
	10.000000	8.069120	-19.31%	3,388	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.405086	2.413657	-45.21%	0	2008
	3.701531	4.405086	19.01%	0	2007
	3.509816	3.701531	5.46%	0	2006
	3.216948	3.509816	9.10%	0	2005
	3.270799	3.216948	-1.65%	0	2004
	2.283163	3.270799	43.26%	0	2003
	3.952480	2.283163	-42.23%	0	2002
	6.448594	3.952480	-38.71%	0	2001
	10.000000	6.448594	-35.51%	5,495	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.691778	7.512232	-45.13%	0	2008
	11.499708	13.691778	19.06%	0	2007
	10.892844	11.499708	5.57%	0	2006
	10.003958	10.892844	8.89%	0	2005
	10.144265	10.003958	-1.38%	0	2004
	7.049473	10.144265	43.90%	0	2003
	10.000000	7.049473	-29.51%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.984590	10.590402	-37.65%	0	2008
	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.592266	7.284215	-53.28%	0	2008
	12.455029	15.592266	25.19%	0	2007
	8.684672	12.455029	43.41%	0	2006
	6.729816	8.684672	29.05%	0	2005
	5.797749	6.729816	16.08%	0	2004
	4.406372	5.797749	31.58%	0	2003
	6.068862	4.406372	-27.39%	0	2002
	8.105491	6.068862	-25.13%	0	2001
	10.000000	8.105491	-18.95%	3,356	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.270190	12.744835	-53.26%	0	2008
	21.774036	27.270190	25.24%	0	2007
	15.175734	21.774036	43.48%	0	2006
	11.752892	15.175734	29.12%	0	2005
	10.123089	11.752892	16.10%	0	2004
	7.692915	10.123089	31.59%	0	2003
	10.000000	7.692915	-23.07%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.639860	9.629397	-34.22%	43	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.268122	7.529022	-38.63%	53	2008
	11.682510	12.268122	5.01%	0	2007
	10.535251	11.682510	10.89%	0	2006
	9.937627	10.535251	6.01%	0	2005
	8.773586	9.937627	13.27%	0	2004
	6.808334	8.773586	28.87%	0	2003
	9.465116	6.808334	-28.07%	0	2002
	9.827558	9.465116	-3.69%	0	2001
	9.934970	9.827558	-1.08%	75	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.391467	5.443221	-47.62%	0	2008
	10.295703	10.391467	0.93%	0	2007
	10.000000	10.295703	2.96%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.936557	8.272083	-44.62%	0	2008
	12.465933	14.936557	19.82%	0	2007
	11.112679	12.465933	12.18%	0	2006
	9.989182	11.112679	11.25%	0	2005
	8.781733	9.989182	13.75%	0	2004
	7.010993	8.781733	25.26%	0	2003
	10.145761	7.010993	-30.90%	0	2002
	13.769410	10.145761	-26.32%	0	2001
	15.212681	13.769410	-9.49%	4,280	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.701975	6.379091	-53.44%	0	2008
	12.815549	13.701975	6.92%	0	2007
	11.674009	12.815549	9.78%	0	2006
	10.111080	11.674009	15.46%	0	2005
	8.689579	10.111080	16.36%	0	2004
	6.577049	8.689579	32.12%	0	2003
	8.865670	6.577049	-25.81%	0	2002
	9.330235	8.865670	-4.98%	0	2001
	9.472440	9.330235	-1.50%	255	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.196616	5.389961	-47.14%	0	2008
	10.118357	10.196616	0.77%	0	2007
	10.000000	10.118357	1.18%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	0	2004
	10.000000	9.951175	-0.49%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.521823	8.818504	-29.57%	58	2008
	12.415842	12.521823	0.85%	67	2007
	11.477315	12.415842	8.18%	67	2006
	11.461933	11.477315	0.13%	67	2005
	10.644927	11.461933	7.68%	67	2004
	8.901664	10.644927	19.58%	40	2003
	8.817499	8.901664	0.95%	0	2002
	8.652194	8.817499	1.91%	0	2001
	9.643966	8.652194	-10.28%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001
	10.000000	8.665651	-13.34%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.137800	14.490549	-58.76%	14	2008
	24.687179	35.137800	42.33%	0	2007
	18.471789	24.687179	33.65%	0	2006
	14.236749	18.471789	29.75%	0	2005
	12.054715	14.236749	18.10%	0	2004
	7.459964	12.054715	61.59%	0	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.024124	13.140094	-34.38%	17	2008
	17.008490	20.024124	17.73%	0	2007
	12.638620	17.008490	34.58%	0	2006
	12.135881	12.638620	4.14%	0	2005
	9.548987	12.135881	27.09%	0	2004
	7.863084	9.548987	21.44%	0	2003
	10.000000	7.863084	-21.37%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.533790	7.667186	-47.25%	0	2008
	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001
	10.000000	9.200325	-8.00%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.523222	12.413380	-47.23%	34	2008
	18.918849	23.523222	24.34%	0	2007
	14.549040	18.918849	30.04%	0	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.042490	7.643473	-45.57%	0	2008
	11.976724	14.042490	17.25%	0	2007
	9.727659	11.976724	23.12%	0	2006
	8.334131	9.727659	16.72%	0	2005
	7.367390	8.334131	13.12%	0	2004
	5.536514	7.367390	33.07%	0	2003
	7.587757	5.536514	-27.03%	123	2002
	9.557425	7.587757	-20.61%	0	2001
	11.144476	9.557425	-14.24%	238	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.696124	13.990376	-45.55%	96	2008
	21.908299	25.696124	17.29%	96	2007
	17.804090	21.908299	23.05%	96	2006
	15.253536	17.804090	16.72%	96	2005
	13.484171	15.253536	13.12%	96	2004
	10.000000	13.484171	34.84%	96	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.720129	9.320659	-47.40%	0	2008
	18.326563	17.720129	-3.31%	0	2007
	15.570985	18.326563	17.70%	0	2006
	14.320460	15.570985	8.73%	0	2005
	12.088490	14.320460	18.46%	0	2004
	8.737555	12.088490	38.35%	0	2003
	10.000000	8.737555	-12.62%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.102704	13.803730	5.35%	125	2008
	12.503923	13.102704	4.79%	92	2007
	12.371062	12.503923	1.07%	92	2006
	12.248814	12.371062	1.00%	92	2005
	12.128686	12.248814	0.99%	92	2004
	12.158343	12.128686	-0.24%	92	2003
	11.201435	12.158343	8.54%	69	2002
	10.679917	11.201435	4.88%	0	2001
	9.702264	10.679917	10.08%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001
	9.674836	6.952067	-28.14%	0	2000

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.921276	10.179289	-26.88%	0	2008
	12.573003	13.921276	10.72%	0	2007
	12.516863	12.573003	0.45%	0	2006
	11.803332	12.516863	6.05%	0	2005
	11.191032	11.803332	5.47%	0	2004
	8.366124	11.191032	33.77%	0	2003
	10.000000	8.366124	-16.34%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	0	2004
	9.844280	10.388956	5.53%	0	2003
	10.000000	9.844280	-1.56%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	0	2004
	9.444587	10.502231	11.20%	0	2003
	10.000000	9.444587	-5.55%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.055741	9.806543	-24.89%	0	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	0	2006
	11.260586	11.602141	3.03%	0	2005
	10.511469	11.260586	7.13%	0	2004
	8.952638	10.511469	17.41%	0	2003
	10.000000	8.952638	-10.47%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.070907	9.441190	-32.90%	0	2008
	13.555454	14.070907	3.80%	0	2007
	12.100071	13.555454	12.03%	0	2006
	11.554315	12.100071	4.72%	0	2005
	10.539613	11.554315	9.63%	0	2004
	8.509285	10.539613	23.86%	0	2003
	10.000000	8.509285	-14.91%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.674212	9.063460	-38.24%	0	2008
	14.162292	14.674212	3.61%	0	2007
	12.389980	14.162292	14.30%	0	2006
	11.736943	12.389980	5.56%	0	2005
	10.524667	11.736943	11.52%	0	2004
	8.160577	10.524667	28.97%	0	2003
	10.000000	8.160577	-18.39%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.987431	11.798022	-37.86%	0	2008
	18.052218	18.987431	5.18%	0	2007
	16.796167	18.052218	7.48%	0	2006
	15.319315	16.796167	9.64%	0	2005
	13.534578	15.319315	13.19%	0	2004
	10.277402	13.534578	31.69%	0	2003
	12.407725	10.277402	-17.17%	0	2002
	12.856503	12.407725	-3.49%	0	2001
	11.409160	12.856503	12.69%	1,954	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.801157	10.780474	-0.19%	20	2008
	10.540307	10.801157	2.47%	0	2007
	10.309696	10.540307	2.24%	0	2006
	10.267038	10.309696	0.42%	0	2005
	10.413500	10.267038	-1.41%	0	2004
	10.581548	10.413500	-1.59%	0	2003
	10.690073	10.581548	-1.02%	0	2002
	10.551662	10.690073	1.31%	0	2001
	10.174543	10.551662	3.71%	12,873	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.049680	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.350365	11.205365	-47.52%	0	2008
	21.211573	21.350365	0.65%	0	2007
	17.668354	21.211573	20.05%	0	2006
	16.121390	17.668354	9.60%	0	2005
	13.706741	16.121390	17.62%	0	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.270513	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.186904	-38.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.717907	8.235950	-47.60%	217	2008
	14.645439	15.717907	7.32%	217	2007
	14.508796	14.645439	0.94%	218	2006
	13.723755	14.508796	5.72%	116	2005
	12.372523	13.723755	10.92%	116	2004
	9.421976	12.372523	31.32%	116	2003
	14.441772	9.421976	-34.76%	100	2002
	16.564493	14.441772	-12.81%	0	2001
	20.202378	16.564493	-18.01%	1,494	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.994710	13.930430	-33.65%	246	2008
	23.059585	20.994710	-8.95%	246	2007
	20.100696	23.059585	14.72%	254	2006
	19.938786	20.100696	0.81%	183	2005
	17.380579	19.938786	14.72%	183	2004
	11.329505	17.380579	53.41%	183	2003
	15.905177	11.329505	-28.77%	147	2002
	12.679678	15.905177	25.44%	0	2001
	11.657679	12.679678	8.77%	33	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.345940	12.903236	-39.55%	108	2008
	21.373134	21.345940	-0.13%	91	2007
	19.504567	21.373134	9.58%	91	2006
	17.754986	19.504567	9.85%	91	2005
	15.252779	17.754986	16.40%	91	2004
	11.059519	15.252779	37.92%	91	2003
	13.679062	11.059519	-19.15%	66	2002
	14.994163	13.679062	-8.77%	0	2001
	14.077165	14.994163	6.51%	705	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.043358	10.550599	-19.11%	0	2008
	12.748732	13.043358	2.31%	0	2007
	12.433153	12.748732	2.54%	0	2006
	12.440836	12.433153	-0.06%	0	2005
	11.940484	12.440836	4.19%	0	2004
	10.889602	11.940484	9.65%	0	2003
	10.385975	10.889602	4.85%	0	2002
	10.193887	10.385975	1.88%	0	2001
	9.864187	10.193887	3.34%	0	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.834878	6.192790	-42.84%	481	2008
	10.241994	10.834878	5.79%	481	2007
	9.215792	10.241994	11.14%	490	2006
	8.769845	9.215792	5.09%	324	2005
	8.170362	8.769845	7.34%	324	2004
	6.551449	8.170362	24.71%	324	2003
	8.105635	6.551449	-19.17%	259	2002
	9.400269	8.105635	-13.77%	0	2001
	9.818714	9.400269	-4.26%	0	2000

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.257839	8.448707	-51.04%	0	2008
	15.819762	17.257839	9.09%	0	2007
	13.928791	15.819762	13.58%	0	2006
	12.911256	13.928791	7.88%	0	2005
	11.115113	12.911256	16.16%	0	2004
	9.048877	11.115113	22.83%	0	2003
	10.000000	9.048877	-9.51%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.609479	1.815351	-49.71%	0	2008
	3.073512	3.609479	17.44%	0	2007
	2.826752	3.073512	8.73%	0	2006
	2.905172	2.826752	-2.70%	0	2005
	2.847694	2.905172	2.02%	0	2004
	1.875661	2.847694	51.82%	0	2003
	3.352039	1.875661	-44.04%	0	2002
	5.985272	3.352039	-44.00%	0	2001
	10.000000	5.985272	-40.51%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.622410	6.849166	-49.72%	0	2008
	11.590787	13.622410	17.53%	0	2007
	10.668489	11.590787	8.65%	0	2006
	10.964030	10.668489	-2.70%	0	2005
	10.750674	10.964030	1.98%	0	2004
	7.083013	10.750674	51.78%	0	2003
	10.000000	7.083013	-29.17%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.563541	8.940756	-42.55%	0	2008
	12.999449	15.563541	19.72%	0	2007
	13.329474	12.999449	-2.48%	0	2006
	12.169279	13.329474	9.53%	0	2005
	11.065737	12.169279	9.97%	0	2004
	7.424251	11.065737	49.05%	0	2003
	10.000000	7.424251	-25.76%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.641992	5.941349	-38.38%	204	2008
	10.083630	9.641992	-4.38%	170	2007
	8.895000	10.083630	13.36%	170	2006
	8.723996	8.895000	1.96%	170	2005
	7.591688	8.723996	14.92%	170	2004
	5.905872	7.591688	28.54%	170	2003
	8.067350	5.905872	-26.79%	123	2002
	9.391322	8.067350	-14.10%	0	2001
	10.742571	9.391322	-12.58%	87	2000

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.562940	-44.37%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.312209	6.559913	-46.72%	356	2008
	11.030000	12.312209	11.62%	366	2007
	10.447082	11.030000	5.58%	370	2006
	10.163198	10.447082	2.79%	223	2005
	9.717730	10.163198	4.58%	223	2004
	7.588056	9.717730	28.07%	192	2003
	10.608373	7.588056	-28.47%	127	2002
	12.409461	10.608373	-14.51%	0	2001
	12.716413	12.409461	-2.41%	1,188	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.067035	12.906444	-41.51%	228	2008
	21.221247	22.067035	3.99%	243	2007
	18.436138	21.221247	15.11%	199	2006
	16.485857	18.436138	11.83%	98	2005
	14.141920	16.485857	16.57%	75	2004
	10.000000	14.141920	41.42%	65	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.512292	7.903754	-41.51%	77	2008
	12.996648	13.512292	3.97%	78	2007
	11.290616	12.996648	15.11%	102	2006
	10.098870	11.290616	11.80%	102	2005
	8.665362	10.098870	16.54%	102	2004
	6.194920	8.665362	39.88%	102	2003
	8.135212	6.194920	-23.85%	151	2002
	9.458032	8.135212	-13.99%	0	2001
	10.000000	9.458032	-5.42%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.518385	1.964846	-79.36%	0	2008
	10.000000	9.518385	-4.82%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.570308	6.360525	-39.83%	475	2008
	10.351457	10.570308	2.11%	475	2007
	9.201145	10.351457	12.50%	483	2006
	8.876997	9.201145	3.65%	317	2005
	8.292232	8.876997	7.05%	317	2004
	6.690842	8.292232	23.93%	317	2003
	8.425292	6.690842	-20.59%	251	2002
	9.590436	8.425292	-12.15%	0	2001
	10.748188	9.590436	-10.77%	7,903	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.923198	5.440766	-50.19%	0	2008
	10.505043	10.923198	3.98%	0	2007
	10.432419	10.505043	0.70%	0	2006
	9.495781	10.432419	9.86%	0	2005
	8.106165	9.495781	17.14%	0	2004
	6.599464	8.106165	22.83%	0	2003
	9.345324	6.599464	-29.38%	0	2002
	13.905014	9.345324	-32.79%	0	2001
	16.016496	13.905014	-13.18%	1,648	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.904917	9.915845	-9.07%	0	2008
	10.078622	10.904917	8.20%	0	2007
	10.000000	10.078622	0.79%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	10.978439	11.246785	2.44%	0	2008
	10.324127	10.978439	6.34%	0	2007
	10.000000	10.324127	3.24%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.131557	6.175635	-44.52%	0	2008
	10.947913	11.131557	1.68%	0	2007
	10.000000	10.947913	9.48%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.301289	7.412273	-39.74%	0	2008
	11.553009	12.301289	6.48%	0	2007
	10.000000	11.553009	15.53%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	8.996461	5.281907	-41.29%	0	2008
	10.271317	8.996461	-12.41%	0	2007
	10.000000	10.271317	2.71%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.362819	8.089972	-28.80%	0	2008
	10.958171	11.362819	3.69%	0	2007
	10.000000	10.958171	9.58%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.400160	6.864739	-39.78%	0	2008
	11.338768	11.400160	0.54%	0	2007
	10.000000	11.338768	13.39%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.507832	7.195601	-31.52%	0	2008
	10.526983	10.507832	-0.18%	0	2007
	10.000000	10.526983	5.27%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.593402	6.963081	-39.94%	0	2008
	10.753261	11.593402	7.81%	0	2007
	10.000000	10.753261	7.53%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	11.593402	6.963081	-39.94%	0	2008
	10.753261	11.593402	7.81%	0	2007
	10.000000	10.753261	7.53%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	11.593402	6.963081	-39.94%	0	2008
	10.753261	11.593402	7.81%	0	2007
	10.000000	10.753261	7.53%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	11.593402	6.963081	-39.94%	0	2008
	10.753261	11.593402	7.81%	0	2007
	10.000000	10.753261	7.53%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.535826	6.469820	-43.92%	0	2008
	10.486994	11.535826	10.00%	0	2007
	10.000000	10.486994	4.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.013646	6.864727	-37.67%	0	2008
	10.931569	11.013646	0.75%	0	2007
	10.000000	10.931569	9.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.484894	10.388100	-0.92%	0	2008
	10.189382	10.484894	2.90%	0	2007
	10.000000	10.189382	1.89%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	0	2007
	20.689585	22.422608	8.38%	0	2006
	18.844947	20.689585	9.79%	0	2005
	17.507218	18.844947	7.64%	0	2004
	13.999772	17.507218	25.05%	0	2003
	13.106031	13.999772	6.82%	0	2002
	12.173002	13.106031	7.66%	0	2001
	11.173033	12.173002	8.95%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.214118	9.322096	-45.85%	0	2008
	15.362045	17.214118	12.06%	0	2007
	12.551817	15.362045	22.39%	0	2006
	11.554413	12.551817	8.63%	0	2005
	10.064207	11.554413	14.81%	0	2004
	8.076113	10.064207	24.62%	0	2003
	10.000000	8.076113	-19.24%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.685030	5.041986	-47.94%	0	2008
	8.074003	9.685030	19.95%	0	2007
	7.554501	8.074003	6.88%	0	2006
	6.569692	7.554501	14.99%	0	2005
	5.524347	6.569692	18.92%	0	2004
	3.984372	5.524347	38.65%	0	2003
	5.918142	3.984372	-32.68%	0	2002
	8.562201	5.918142	-30.88%	0	2001
	10.000000	8.562201	-14.38%	122	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.369485	16.015017	-39.27%	372	2008
	32.517279	26.369485	-18.91%	372	2007
	24.083343	32.517279	35.02%	403	2006
	21.036292	24.083343	14.48%	281	2005
	15.769776	21.036292	33.40%	281	2004
	11.725612	15.769776	34.49%	281	2003
	12.084542	11.725612	-2.97%	234	2002
	11.250727	12.084542	7.41%	0	2001
	10.851309	11.250727	3.68%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	35.464292	12.214727	-65.56%	0	2008
	26.353137	35.464292	34.57%	0	2007
	19.315823	26.353137	36.43%	0	2006
	14.961568	19.315823	29.10%	0	2005
	12.151788	14.961568	23.12%	0	2004
	8.058096	12.151788	50.80%	0	2003
	8.485820	8.058096	-5.04%	0	2002
	8.838136	8.485820	-3.99%	0	2001
	15.544076	8.838136	-43.14%	500	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.831716	16.779683	-47.29%	12	2008
	22.398641	31.831716	42.11%	0	2007
	18.388896	22.398641	21.81%	0	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	39.868718	21.005424	-47.31%	0	2008
	28.048427	39.868718	42.14%	0	2007
	23.035585	28.048427	21.76%	0	2006
	15.528066	23.035585	48.35%	0	2005
	12.780575	15.528066	21.50%	0	2004
	9.025587	12.780575	41.60%	0	2003
	9.497863	9.025587	-4.97%	0	2002
	10.845725	9.497863	-12.43%	0	2001
	9.953428	10.845725	8.96%	0	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.997934	7.898012	-39.24%	0	2008
	12.088802	12.997934	7.52%	0	2007
	10.872485	12.088802	11.19%	0	2006
	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001
	10.000000	9.830796	-1.69%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.271754	7.188964	-41.42%	296	2008
	11.768680	12.271754	4.27%	296	2007
	10.722487	11.768680	9.76%	309	2006
	10.161699	10.722487	5.52%	167	2005
	8.788827	10.161699	15.62%	167	2004
	6.559028	8.788827	34.00%	167	2003
	9.164675	6.559028	-28.43%	146	2002
	9.710502	9.164675	-5.62%	0	2001
	10.000000	9.710502	-2.89%	40	2000*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.778261	6.498043	-39.71%	0	2008
	10.789985	10.778261	-0.11%	0	2007
	9.984035	10.789985	8.07%	0	2006
	9.700260	9.984035	2.93%	0	2005
	9.229431	9.700260	5.10%	0	2004
	8.114084	9.229431	13.75%	0	2003
	10.013311	8.114084	-18.97%	0	2002
	10.000000	10.013311	0.13%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.996313	5.639563	-52.99%	0	2008
	12.108843	11.996313	-0.93%	0	2007
	10.967448	12.108843	10.41%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.152223	6.830769	-43.79%	0	2008
	11.099952	12.152223	9.48%	0	2007
	10.681809	11.099952	3.91%	0	2006
	10.039805	10.681809	6.39%	0	2005
	9.632623	10.039805	4.23%	0	2004
	7.608165	9.632623	26.61%	0	2003
	10.289793	7.608165	-26.06%	0	2002
	10.000000	10.289793	2.90%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.443275	6.978209	-43.92%	0	2008
	11.394373	12.443275	9.21%	0	2007
	10.990161	11.394373	3.68%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.403113	7.443382	-48.32%	0	2008
	13.330346	14.403113	8.05%	0	2007
	11.729530	13.330346	13.65%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.178025	8.998439	-31.72%	0	2008
	12.470804	13.178025	5.67%	0	2007
	10.931210	12.470804	14.08%	0	2006
	10.618013	10.931210	2.95%	0	2005
	9.968330	10.618013	6.52%	0	2004
	8.196073	9.968330	21.62%	0	2003
	9.932763	8.196073	-17.48%	0	2002
	10.000000	9.932763	-0.67%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.610079	8.100580	-30.23%	0	2008
	10.619778	11.610079	9.33%	0	2007
	10.000000	10.619778	6.20%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.709961	6.335574	-45.90%	0	2008
	12.683645	11.709961	-7.68%	0	2007
	10.000000	12.683645	26.84%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.160830	11.748888	-41.72%	0	2008
	17.980679	20.160830	12.12%	0	2007
	14.343549	17.980679	25.36%	0	2006
	12.442039	14.343549	15.28%	0	2005
	10.264283	12.442039	21.22%	0	2004
	8.135886	10.264283	26.16%	0	2003
	10.000000	8.135886	-18.64%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.469860	6.918807	-39.68%	0	2008
	10.147794	11.469860	13.03%	0	2007
	10.000000	10.147794	1.48%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.209622	9.552223	-37.20%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.130404	6.477256	-36.06%	0	2008
	10.371892	10.130404	-2.33%	0	2007
	9.061513	10.371892	14.46%	0	2006
	8.859195	9.061513	2.28%	0	2005
	8.020916	8.859195	10.45%	0	2004
	6.343370	8.020916	26.45%	0	2003
	8.048687	6.343370	-21.19%	0	2002
	8.985762	8.048687	-10.43%	0	2001
	10.000000	8.985762	-10.14%	110	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.730397	5.247845	-46.07%	0	2008
	8.432841	9.730397	15.39%	0	2007
	6.899661	8.432841	22.22%	0	2006
	6.231980	6.899661	10.71%	0	2005
	5.547479	6.231980	12.34%	0	2004
	4.557914	5.547479	21.71%	0	2003
	5.855938	4.557914	-22.17%	0	2002
	8.459814	5.855938	-30.78%	0	2001
	10.000000	8.459814	-15.40%	169	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.062641	9.202297	-46.07%	130	2008
	14.787320	17.062641	15.39%	135	2007
	12.098845	14.787320	22.22%	142	2006
	10.942917	12.098845	10.56%	157	2005
	9.727733	10.942917	12.49%	156	2004
	7.992489	9.727733	21.71%	157	2003
	10.000000	7.992489	-20.08%	150	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.490382	7.757379	-26.05%	0	2008
	10.986503	10.490382	-4.52%	0	2007
	10.000000	10.986503	9.87%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.680016	6.680925	-42.80%	0	2008
	9.874914	11.680016	18.28%	0	2007
	10.443772	9.874914	-5.45%	0	2006
	10.456999	10.443772	-0.13%	0	2005
	9.665759	10.456999	8.19%	0	2004
	7.916844	9.665759	22.09%	0	2003
	10.000000	7.916844	-20.83%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.234872	12.335575	-28.43%	133	2008
	18.589009	17.234872	-7.28%	110	2007
	16.026138	18.589009	15.99%	108	2006
	15.608228	16.026138	2.68%	107	2005
	13.965656	15.608228	11.76%	105	2004
	11.078580	13.965656	26.06%	110	2003
	12.970847	11.078580	-14.59%	113	2002
	11.762857	12.970847	10.27%	0	2001
	10.000000	11.762857	17.63%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.954375	6.505348	-49.78%	0	2008
	9.482531	12.954375	36.61%	0	2007
	10.000000	9.482531	-5.17%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.096433	10.674445	-3.80%	0	2008
	10.368826	11.096433	7.02%	0	2007
	10.441102	10.368826	-0.69%	0	2006
	10.516428	10.441102	-0.72%	0	2005
	10.167675	10.516428	3.43%	0	2004
	10.000000	10.167675	1.68%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.376573	7.473463	-39.62%	0	2008
	12.406606	12.376573	-0.24%	0	2007
	10.966755	12.406606	13.13%	0	2006
	10.507321	10.966755	4.37%	0	2005
	9.605091	10.507321	9.39%	0	2004
	7.831019	9.605091	22.65%	0	2003
	10.173915	7.831019	-23.03%	0	2002
	10.000000	10.173915	1.74%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.151907	7.431948	-38.84%	0	2008
	13.208463	12.151907	-8.00%	0	2007
	11.140465	13.208463	18.56%	0	2006
	10.660038	11.140465	4.51%	0	2005
	9.635710	10.660038	10.63%	0	2004
	7.973917	9.635710	20.84%	0	2003
	10.151944	7.973917	-21.45%	0	2002
	10.000000	10.151944	1.52%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.651325	8.790449	-52.87%	0	2008
	14.133742	18.651325	31.96%	0	2007
	14.001672	14.133742	0.94%	0	2006
	12.522201	14.001672	11.81%	0	2005
	10.930863	12.522201	14.56%	0	2004
	8.188031	10.930863	33.50%	0	2003
	10.471122	8.188031	-21.80%	0	2002
	10.000000	10.471122	4.71%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	10.008323	5.768397	-42.36%	0	2008
	8.782362	10.008323	13.96%	0	2007
	7.571552	8.782362	15.99%	0	2006
	6.595160	7.571552	14.80%	0	2005
	5.880069	6.595160	12.16%	0	2004
	4.519680	5.880069	30.10%	0	2003
	5.772943	4.519680	-21.71%	0	2002
	7.599637	5.772943	-24.04%	0	2001
	10.000000	7.599637	-24.00%	0	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	6.586363	3.427946	-47.95%	0	2008
	7.016443	6.586363	-6.13%	0	2007
	6.340308	7.016443	10.66%	0	2006
	5.584246	6.340308	13.54%	0	2005
	4.841743	5.584246	15.34%	0	2004
	3.354395	4.841743	44.34%	0	2003
	5.212030	3.354395	-35.64%	0	2002
	7.472935	5.212030	-30.25%	0	2001
	10.000000	7.472935	-25.27%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.691902	8.540312	-37.63%	0	2008
	13.762971	13.691902	-0.52%	0	2007
	11.796211	13.762971	16.67%	0	2006
	11.158226	11.796211	5.72%	0	2005
	10.252072	11.158226	8.84%	0	2004
	8.379268	10.252072	22.35%	0	2003
	11.146821	8.379268	-24.83%	0	2002
	11.298091	11.146821	-1.34%	0	2001
	10.000000	11.298091	12.98%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.808682	9.324820	-32.47%	33	2008
	14.221505	13.808682	-2.90%	33	2007
	12.715512	14.221505	11.84%	30	2006
	12.129884	12.715512	4.83%	24	2005
	10.180890	12.129884	19.14%	20	2004
	7.559086	10.180890	34.68%	17	2003
	10.000000	7.559086	-24.41%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.746523	4.324325	-35.90%	633	2008
	6.404072	6.746523	5.35%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.922656	5.999106	1.29%	0	2005
	5.704671	5.922656	3.82%	0	2004
	4.631497	5.704671	23.17%	0	2003
	6.668566	4.631497	-30.55%	0	2002
	8.812703	6.668566	-24.33%	0	2001
	10.000000	8.812703	-11.87%	194	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.509256	5.842587	-38.56%	23	2008
	9.243565	9.509256	2.87%	23	2007
	8.186900	9.243565	12.91%	21	2006
	7.999480	8.186900	2.34%	16	2005
	7.396534	7.999480	8.15%	13	2004
	5.894657	7.396534	25.48%	11	2003
	7.767594	5.894657	-24.11%	0	2002
	9.049949	7.767594	-14.17%	0	2001
	10.000000	9.049949	-9.50%	84	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.414758	7.171759	-31.14%	214	2008
	9.946363	10.414758	4.71%	207	2007
	8.735295	9.946363	13.86%	201	2006
	8.560978	8.735295	2.04%	192	2005
	8.337310	8.560978	2.68%	182	2004
	7.038931	8.337310	18.45%	174	2003
	8.646332	7.038931	-18.59%	175	2002
	9.754707	8.646332	-11.36%	0	2001
	10.000000	9.754707	-2.45%	147	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.754877	6.560427	-39.00%	0	2008
	12.372269	10.754877	-13.07%	0	2007
	12.196501	12.372269	1.44%	0	2006
	11.792302	12.196501	3.43%	0	2005
	10.834949	11.792302	8.84%	0	2004
	8.416763	10.834949	28.73%	0	2003
	10.646847	8.416763	-20.95%	0	2002
	10.000000	10.646847	6.47%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	17.963567	11.005554	-38.73%	0	2008
	17.646370	17.963567	1.80%	0	2007
	14.724044	17.646370	19.85%	0	2006
	13.461406	14.724044	9.38%	0	2005
	11.473756	13.461406	17.32%	0	2004
	8.608046	11.473756	33.29%	0	2003
	10.033142	8.608046	-14.20%	0	2002
	10.000000	10.033142	0.33%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.859308	9.554222	-3.09%	0	2008
	10.239603	9.859308	-3.71%	0	2007
	10.000000	10.239603	2.40%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.203298	11.965619	-9.37%	0	2008
	12.818721	13.203298	3.00%	0	2007
	12.589947	12.818721	1.82%	0	2006
	12.713989	12.589947	-0.98%	0	2005
	12.552260	12.713989	1.29%	0	2004
	12.271126	12.552260	2.29%	0	2003
	11.484670	12.271126	6.85%	0	2002
	10.878559	11.484670	5.57%	0	2001
	10.000000	10.878559	8.79%	93	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	14.009256	7.858046	-43.91%	0	2008
	12.197798	14.009256	14.85%	0	2007
	11.181839	12.197798	9.09%	0	2006
	9.789128	11.181839	14.23%	0	2005
	8.682526	9.789128	12.75%	0	2004
	6.920130	8.682526	25.47%	0	2003
	7.816214	6.920130	-11.46%	0	2002
	9.125314	7.816214	-14.35%	0	2001
	10.000000	9.125314	-8.75%	465	2000*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - N	13.262086	5.910401	-55.43%	0	2008
	9.316642	13.262086	42.35%	0	2007
	10.000000	9.316642	-6.83%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.781135	7.717828	-44.00%	225	2008
	13.903021	13.781135	-0.88%	191	2007
	11.843841	13.903021	17.39%	194	2006
	11.456030	11.843841	3.39%	197	2005
	10.521989	11.456030	8.88%	192	2004
	8.265957	10.521989	27.29%	194	2003
	10.188250	8.265957	-18.87%	195	2002
	10.983138	10.188250	-7.24%	0	2001
	10.000000	10.983138	9.83%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.091718	8.123128	-26.76%	0	2008
	10.445326	11.091718	6.19%	0	2007
	10.000000	10.445326	4.45%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.268405	7.411458	-34.23%	0	2008
	10.465181	11.268405	7.68%	0	2007
	10.000000	10.465181	4.65%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.396683	6.898157	-39.47%	0	2008
	10.485193	11.396683	8.69%	0	2007
	10.000000	10.485193	4.85%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.353663	4.108591	-56.08%	0	2008
	7.777874	9.353663	20.26%	0	2007
	7.555893	7.777874	2.94%	0	2006
	7.100082	7.555893	6.42%	0	2005
	6.784526	7.100082	4.65%	0	2004
	5.352807	6.784526	26.75%	0	2003
	7.013259	5.352807	-23.68%	0	2002
	8.386726	7.013259	-16.38%	0	2001
	10.000000	8.386726	-16.13%	94	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.227831	4.243553	-48.42%	0	2008
	6.635254	8.227831	24.00%	0	2007
	6.359482	6.635254	4.34%	0	2006
	6.156179	6.359482	3.30%	0	2005
	6.098846	6.156179	0.94%	0	2004
	4.698743	6.098846	29.80%	0	2003
	6.886888	4.698743	-31.77%	0	2002
	8.564829	6.886888	-19.59%	0	2001
	10.000000	8.564829	-14.35%	224	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.745511	7.138508	-26.75%	0	2008
	9.713021	9.745511	0.33%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.917105	8.936966	0.22%	0	2005
	8.333323	8.917105	7.01%	0	2004
	6.714163	8.333323	24.12%	0	2003
	6.628864	6.714163	1.29%	0	2002
	7.698171	6.628864	-13.89%	0	2001
	10.000000	7.698171	-23.02%	52	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.736249	7.139826	-26.67%	0	2008
	10.000000	9.736249	-2.64%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.634552	10.047525	-5.52%	0	2008
	10.440933	10.634552	1.85%	0	2007
	10.240260	10.440933	1.96%	0	2006
	10.261851	10.240260	-0.21%	0	2005
	10.063411	10.261851	1.97%	0	2004
	10.000000	10.063411	0.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.054388	6.536210	-40.87%	0	2008
	9.793498	11.054388	12.87%	0	2007
	10.000000	9.793498	-2.07%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.838503	6.495676	-45.13%	0	2008
	10.334267	11.838503	14.56%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.706474	8.962888	16.30%	0	2005
	6.946822	7.706474	10.94%	0	2004
	4.962486	6.946822	39.99%	0	2003
	6.373447	4.962486	-22.14%	0	2002
	8.283269	6.373447	-23.06%	0	2001
	10.000000	8.283269	-17.17%	132	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.323911	10.051829	-45.14%	0	2008
	15.993091	18.323911	14.57%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.930797	13.870439	16.26%	0	2005
	10.753925	11.930797	10.94%	0	2004
	7.679551	10.753925	40.03%	0	2003
	10.000000	7.679551	-23.20%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.939812	7.129621	-52.28%	0	2008
	14.475045	14.939812	3.21%	0	2007
	12.743211	14.475045	13.59%	0	2006
	12.710937	12.743211	0.25%	0	2005
	11.407795	12.710937	11.42%	0	2004
	7.395851	11.407795	54.25%	0	2003
	10.000000	7.395851	-26.04%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.204194	7.703927	-31.24%	0	2008
	11.048415	11.204194	1.41%	0	2007
	10.000000	11.048415	10.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - N	9.629129	6.304461	-34.53%	0	2008
	10.092246	9.629129	-4.59%	0	2007
	10.000000	10.092246	0.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q	12.052206	7.890917	-34.53%	0	2008
	12.631858	12.052206	-4.59%	0	2007
	11.046037	12.631858	14.36%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - N	13.335384	6.169021	-53.74%	0	2008
	10.601538	13.335384	25.79%	0	2007
	10.000000	10.601538	6.02%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	19.877955	9.195648	-53.74%	0	2008
	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.102062	9.990669	-41.58%	0	2008
	15.111846	17.102062	13.17%	0	2007
	12.702493	15.111846	18.97%	0	2006
	11.761811	12.702493	8.00%	0	2005
	10.122102	11.761811	16.20%	0	2004
	7.811917	10.122102	29.57%	0	2003
	10.000000	7.811917	-21.88%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - N	12.173229	7.092612	-41.74%	0	2008
	10.788508	12.173229	12.84%	0	2007
	10.000000	10.788508	7.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	14.761894	8.600882	-41.74%	0	2008
	13.082705	14.761894	12.84%	0	2007
	11.018254	13.082705	18.74%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - N	11.267840	11.697954	3.82%	0	2008
	10.383050	11.267840	8.52%	0	2007
	10.000000	10.383050	3.83%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q	11.651706	12.096468	3.82%	0	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.813999	9.018677	-34.71%	0	2008
	13.795233	13.813999	0.14%	0	2007
	12.077883	13.795233	14.22%	0	2006
	11.312843	12.077883	6.76%	0	2005
	10.000000	11.312843	13.13%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.756603	5.855251	-45.57%	341	2008
	8.054624	10.756603	33.55%	421	2007
	7.551143	8.054624	6.67%	426	2006
	6.862688	7.551143	10.03%	403	2005
	5.951269	6.862688	15.31%	428	2004
	5.063604	5.951269	17.53%	418	2003
	6.161775	5.063604	-17.82%	325	2002
	8.065320	6.161775	-23.60%	0	2001
	10.000000	8.065320	-19.35%	127	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.387219	2.402631	-45.24%	0	2008
	3.688412	4.387219	18.95%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.208834	3.499173	9.05%	0	2005
	3.264215	3.208834	-1.70%	0	2004
	2.279736	3.264215	43.18%	0	2003
	3.948572	2.279736	-42.26%	0	2002
	6.445540	3.948572	-38.74%	0	2001
	10.000000	6.445540	-35.54%	25	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.652175	7.486667	-45.16%	0	2008
	11.472335	13.652175	19.00%	0	2007
	10.872452	11.472335	5.52%	0	2006
	9.990321	10.872452	8.83%	0	2005
	10.135620	9.990321	-1.43%	0	2004
	7.047062	10.135620	43.83%	0	2003
	10.000000	7.047062	-29.53%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.944092	10.559733	-37.68%	0	2008
	16.334538	16.944092	3.73%	0	2007
	15.084946	16.334538	8.28%	0	2006
	13.912886	15.084946	8.42%	0	2005
	12.116869	13.912886	14.82%	0	2004
	10.000000	12.116869	21.17%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.529146	7.251003	-53.31%	0	2008
	12.410984	15.529146	25.12%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.712855	8.658372	28.98%	0	2005
	5.786098	6.712855	16.02%	0	2004
	7.690276	10.114454	31.52%	0	2003
	6.062871	4.399755	-27.43%	0	2002
	8.101668	6.062871	-25.17%	0	2001
	10.000000	8.101668	-18.98%	374	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.191319	12.701447	-53.29%	0	2008
	21.722217	27.191319	25.18%	0	2007
	15.147332	21.722217	43.41%	0	2006
	11.736868	15.147332	29.06%	0	2005
	10.114454	11.736868	16.04%	0	2004
	4.399755	5.786098	31.51%	0	2003
	10.000000	7.690276	-23.10%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.597459	9.596586	-34.26%	0	2008
	13.881187	14.597459	5.16%	0	2007
	11.783442	13.881187	17.80%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.543630	7.694148	-38.66%	98	2008
	11.951009	12.543630	4.96%	98	2007
	10.782892	11.951009	10.83%	98	2006
	10.176402	10.782892	5.96%	98	2005
	8.988985	10.176402	13.21%	98	2004
	6.979055	8.988985	28.80%	96	2003
	9.707419	6.979055	-28.11%	0	2002
	10.084335	9.707419	-3.74%	0	2001
	10.000000	10.084335	0.84%	0	2000*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - N	10.382603	5.435791	-47.65%	0	2008
	10.292218	10.382603	0.88%	0	2007
	10.000000	10.292218	2.92%	0	2006*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q	14.091251	7.377444	-47.65%	0	2008
	13.968579	14.091251	0.88%	0	2007
	11.574497	13.968579	20.68%	0	2006

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	8.941040	4.949133	-44.65%	0	2008
	7.465963	8.941040	19.76%	0	2007
	6.658883	7.465963	12.12%	0	2006
	5.988714	6.658883	11.19%	0	2005
	5.267509	5.988714	13.69%	0	2004
	4.207526	5.267509	25.19%	0	2003
	6.091929	4.207526	-30.93%	0	2002
	8.271972	6.091929	-26.35%	0	2001
	10.000000	8.271972	-17.28%	77	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.671498	6.826955	-53.47%	0	2008
	13.729403	14.671498	6.86%	0	2007
	12.512846	13.729403	9.72%	0	2006
	10.843135	12.512846	15.40%	0	2005
	9.323476	10.843135	16.30%	0	2004
	7.060435	9.323476	32.05%	0	2003
	9.522129	7.060435	-25.85%	0	2002
	10.026240	9.552129	-5.03%	0	2001
	10.000000	10.026240	0.26%	88	2000*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - N	10.187926	5.382601	-47.17%	0	2008
	10.114927	10.187926	0.72%	0	2007
	10.000000	10.114927	1.15%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q	12.547663	6.629323	-47.17%	0	2008
	12.457761	12.547663	0.72%	0	2007
	11.487543	12.457761	8.45%	0	2006

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.136974	8.578190	-15.38%	0	2008
	9.899222	10.136974	2.40%	0	2007
	9.718098	9.899222	1.86%	0	2006
	9.799725	9.718098	-0.83%	0	2005
	9.947781	9.799725	-1.49%	0	2004
	10.000000	9.947781	-0.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.280979	7.857286	-40.84%	0	2008
	13.518806	13.280979	-1.76%	0	2007
	13.139124	13.518806	2.89%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.693921	8.105646	-40.81%	0	2008
	13.019610	13.693921	5.18%	0	2007
	11.713378	13.019610	11.15%	0	2006
	11.213274	11.713378	4.46%	0	2005
	10.000000	11.213274	12.13%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.787854	7.405025	-31.36%	0	2008
	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.448842	9.205400	-11.90%	0	2008
	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.165468	6.088358	-45.47%	0	2008
	10.209164	11.165468	9.37%	0	2007
	10.000000	10.209164	2.09%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.742939	5.898318	-39.46%	0	2008
	10.000000	9.742939	-2.57%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.127264	9.240153	-29.61%	0	2008
	13.022843	13.127264	0.80%	0	2007
	12.044579	13.022843	8.12%	0	2006
	12.034568	12.044579	0.08%	0	2005
	11.182457	12.034568	7.62%	0	2004
	9.355944	11.182457	19.52%	0	2003
	9.272228	9.355944	0.90%	0	2002
	9.103082	9.272228	1.86%	0	2001
	10.000000	9.103082	-8.97%	230	2000*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.281790	12.914454	-58.72%	0	2008
	21.984674	31.281790	42.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	12.686067	16.449238	29.66%	0	2005
	10.748366	12.686067	18.03%	0	2004
	6.653146	10.748366	61.55%	0	2003
	8.029311	6.653146	-17.14%	0	2002
	8.664580	8.029311	-7.33%	0	2001
	10.000000	8.664580	-13.35%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.036225	14.441239	-58.78%	23	2008
	24.628457	35.036225	42.26%	23	2007
	18.437248	24.628457	33.58%	23	2006
	14.217363	18.437248	29.68%	23	2005
	12.044452	14.217363	18.04%	23	2004
	7.457415	12.044452	61.51%	22	2003
	10.000000	7.457415	-25.43%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.963479	13.093588	-34.41%	16	2008
	16.965683	19.963479	17.67%	16	2007
	12.613243	16.965683	34.51%	15	2006
	12.117691	12.613243	4.09%	12	2005
	9.539549	12.117691	27.03%	10	2004
	7.859321	9.539549	21.38%	8	2003
	10.000000	7.859321	-21.41%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.480003	7.634898	-47.27%	0	2008
	11.651986	14.480003	24.27%	0	2007
	8.964258	11.651986	29.98%	0	2006
	7.042407	8.964258	27.29%	0	2005
	6.308962	7.042407	11.63%	0	2004
	4.758802	6.308962	32.57%	0	2003
	6.414831	4.758802	-25.82%	0	2002
	9.199196	6.414831	-30.27%	0	2001
	10.000000	9.199196	-8.01%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.455171	12.371122	-47.26%	0	2008
	18.873806	23.455171	24.27%	0	2007
	14.521798	18.873806	29.97%	0	2006
	11.411527	14.521798	27.26%	0	2005
	10.208872	11.411527	11.78%	0	2004
	7.716980	10.208872	32.29%	0	2003
	10.000000	7.716980	-22.83%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.805068	6.966364	-45.60%	0	2008
	10.926954	12.805068	17.19%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.611391	8.879540	16.66%	0	2005
	6.731926	7.611391	13.06%	0	2004
	5.061545	6.731926	33.00%	0	2003
	6.940366	5.061545	-27.07%	0	2002
	8.746493	6.940366	-20.65%	0	2001
	10.000000	8.746493	-12.54%	79	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.634895	13.949888	-45.58%	0	2008
	21.867335	25.634895	17.23%	0	2007
	17.779859	21.867335	22.99%	0	2006
	15.240542	17.779859	16.66%	0	2005
	13.479571	15.240542	13.06%	0	2004
	10.000000	13.479571	34.80%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.103952	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.085016	-39.15%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.136974	8.578190	-15.38%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.868519	-21.31%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	6.790204	-32.10%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	8.246084	-17.54%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.779546	-2.20%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.666469	9.287666	-47.43%	0	2008
	18.280479	17.666469	-3.36%	0	2007
	15.539743	18.280479	17.64%	0	2006
	14.299010	15.539743	8.68%	0	2005
	12.076549	14.299010	18.40%	0	2004
	8.733382	12.076549	38.28%	0	2003
	10.000000	8.733382	-12.67%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.517369	14.233310	5.30%	109	2008
	12.906278	13.517369	4.73%	109	2007
	12.775650	12.906278	1.02%	109	2006
	12.655862	12.775650	0.95%	109	2005
	12.538146	12.655862	0.94%	109	2004
	12.575241	12.538146	-0.29%	107	2003
	11.591446	12.575241	8.49%	0	2002
	11.057449	11.591446	4.83%	0	2001
	10.000000	11.057449	10.57%	114	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.225656	3.729893	-40.09%	0	2008
	5.328316	6.225656	16.84%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.931237	5.133976	4.11%	0	2005
	4.664269	4.931237	5.72%	0	2004
	3.594625	4.664269	29.76%	0	2003
	5.159349	3.594625	-30.33%	0	2002
	7.345790	5.159349	-29.76%	0	2001
	10.000000	7.345790	-26.54%	155	2000*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.879132	10.143287	-26.92%	0	2008
	12.541380	13.879132	10.67%	0	2007
	12.491757	12.541380	0.40%	0	2006
	11.785662	12.491757	5.99%	0	2005
	11.179983	11.785662	5.42%	0	2004
	8.362125	11.179983	33.70%	0	2003
	10.000000	8.362125	-16.38%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.461211	10.528544	-8.14%	0	2008
	11.127671	11.461211	3.00%	0	2007
	10.722170	11.127671	3.78%	0	2006
	10.617184	10.722170	0.99%	0	2005
	10.378702	10.617184	2.30%	0	2004
	9.839589	10.378702	5.48%	0	2003
	10.000000	9.839589	-1.60%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.310070	10.222697	-16.96%	0	2008
	11.897824	12.310070	3.46%	0	2007
	11.225416	11.897824	5.99%	0	2006
	10.990053	11.225416	2.14%	0	2005
	10.491868	10.990053	4.75%	0	2004
	9.440087	10.491868	11.14%	0	2003
	10.000000	9.440087	-5.60%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.016218	9.771858	-24.93%	64	2008
	12.604126	13.016218	3.27%	64	2007
	11.578857	12.604126	8.85%	57	2006
	11.243726	11.578857	2.98%	44	2005
	10.501100	11.243726	7.07%	36	2004
	8.948375	10.501100	17.35%	29	2003
	10.000000	8.948375	-10.52%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.028309	9.407785	-32.94%	64	2008
	13.521373	14.028309	3.75%	64	2007
	12.075809	13.521373	11.97%	57	2006
	11.537030	12.075809	4.67%	45	2005
	10.529222	11.537030	9.57%	37	2004
	8.505236	10.529222	23.80%	30	2003
	10.000000	8.505236	-14.95%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.629797	9.031394	-38.27%	64	2008
	14.126678	14.629797	3.56%	64	2007
	12.365120	14.126678	14.25%	58	2006
	11.719355	12.365120	5.51%	46	2005
	10.514264	11.719355	11.46%	38	2004
	8.156681	10.514264	28.90%	31	2003
	10.000000	8.156681	-18.43%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.291811	10.117884	-37.90%	417	2008
	15.497335	16.291811	5.13%	26	2007
	14.426404	15.497335	7.42%	26	2006
	13.164635	14.426404	9.58%	26	2005
	11.636878	13.164635	13.13%	26	2004
	8.840892	11.636878	31.63%	26	2003
	10.678915	8.840892	-17.21%	0	2002
	11.070860	10.678915	-3.54%	0	2001
	10.000000	11.070860	10.71%	70	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.572523	10.546883	-0.24%	50	2008
	10.322500	10.572523	2.42%	50	2007
	10.101803	10.322500	2.18%	50	2006
	10.065138	10.101803	0.36%	50	2005
	10.213942	10.065138	-1.46%	50	2004
	10.384079	10.213942	-1.64%	49	2003
	10.495945	10.384079	-1.07%	0	2002
	10.365377	10.495945	1.26%	0	2001
	10.000000	10.365377	3.65%	1,199	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.047611	-39.52%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.299454	11.172918	-47.54%	0	2008
	21.171874	21.299454	0.60%	0	2007
	17.644287	21.171874	19.99%	0	2006
	16.107651	17.644287	9.54%	0	2005
	13.702064	16.107651	17.56%	0	2004
	10.000000	13.702064	37.02%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.268363	-37.32%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.252676	-37.47%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.184777	-38.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.655774	-33.44%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	7.312826	3.829839	-47.63%	0	2008
	6.817362	7.312826	7.27%	0	2007
	6.757209	6.817362	0.89%	0	2006
	6.394842	6.757209	5.67%	0	2005
	5.768151	6.394842	10.86%	0	2004
	4.394826	5.768151	31.25%	0	2003
	6.739737	4.394826	-34.79%	0	2002
	7.734364	6.739737	-12.86%	0	2001
	10.000000	7.734364	-22.66%	0	2000*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.127074	12.021534	-33.68%	17	2008
	19.920154	18.127074	-9.00%	17	2007
	17.372951	19.920154	14.66%	17	2006
	17.241803	17.372951	0.76%	17	2005
	15.037315	17.241803	14.66%	17	2004
	9.807064	15.037315	53.33%	17	2003
	13.774932	9.807064	-28.80%	0	2002
	10.987084	13.774932	25.37%	0	2001
	10.000000	10.987084	9.87%	150	2000*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.233228	8.599322	-39.58%	458	2008
	14.258693	14.233228	-0.18%	0	2007
	13.018755	14.258693	9.52%	0	2006
	11.856999	13.018755	9.80%	0	2005
	10.191196	11.856999	16.35%	0	2004
	7.393231	10.191196	37.84%	0	2003
	9.149061	7.393231	-19.19%	0	2002
	10.033816	9.149061	-8.82%	0	2001
	10.000000	10.033816	0.34%	71	2000*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.271150	10.729363	-19.15%	0	2008
	12.978045	13.271150	2.26%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.677552	12.663264	-0.11%	0	2005
	12.173906	12.677552	4.14%	0	2004
	11.108153	12.173906	9.59%	0	2003
	10.599824	11.108153	4.80%	0	2002
	10.409141	10.599824	1.83%	0	2001
	10.000000	10.409141	4.09%	122	2000*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.335692	6.475718	-42.87%	0	2008
	10.720914	11.335692	5.73%	0	2007
	9.651649	10.720914	11.08%	0	2006
	9.189303	9.651649	5.03%	0	2005
	8.565524	9.189303	7.28%	0	2004
	6.871837	8.565524	24.65%	0	2003
	8.506385	6.871837	-19.22%	0	2002
	9.870104	8.506385	-13.82%	0	2001
	10.000000	9.870104	-1.30%	0	2000*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.205601	8.418812	-51.07%	0	2008
	15.779986	17.205601	9.03%	0	2007
	13.900858	15.779986	13.52%	0	2006
	12.891926	13.900858	7.83%	0	2005
	11.104138	12.891926	16.10%	0	2004
	9.044561	11.104138	22.77%	0	2003
	10.000000	9.044561	-9.55%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.793605	-2.06%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.596101	1.807701	-49.73%	0	2008
	3.063697	3.596101	17.38%	0	2007
	2.819165	3.063697	8.67%	0	2006
	2.898855	2.819165	-2.75%	0	2005
	2.842954	2.898855	1.97%	0	2004
	1.873500	2.842954	51.75%	0	2003
	3.349896	1.873500	-44.07%	0	2002
	5.984527	3.349896	-44.02%	0	2001
	10.000000	5.984527	-40.15%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.582975	6.825834	-49.75%	18	2008
	11.563181	13.582975	17.47%	18	2007
	10.648508	11.563181	8.59%	16	2006
	10.949081	10.648508	-2.75%	12	2005
	10.741506	10.949081	1.93%	10	2004
	7.080585	10.741506	51.70%	8	2003
	10.000000	7.080585	-29.19%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.516374	8.909096	-42.58%	0	2008
	12.966720	15.516374	19.66%	0	2007
	13.302700	12.966720	-2.53%	0	2006
	12.151030	13.302700	9.48%	0	2005
	11.054797	12.151030	9.92%	0	2004
	7.420697	11.054797	48.97%	0	2003
	10.000000	7.420697	-25.79%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.712249	5.365695	-38.41%	0	2008
	9.115994	8.712249	-4.43%	0	2007
	8.045521	9.115994	13.31%	0	2006
	7.894866	8.045521	1.91%	0	2005
	6.873683	7.894866	14.86%	0	2004
	5.350046	6.873683	28.48%	0	2003
	7.311838	5.350046	-26.83%	0	2002
	8.516206	7.311838	-14.14%	0	2001
	10.000000	8.516206	-14.84%	91	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.561032	-44.39%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.618478	5.122066	-46.75%	518	2008
	8.621233	9.618478	11.57%	0	2007
	8.169779	8.621233	5.53%	0	2006
	7.951832	8.169779	2.74%	0	2005
	7.607183	7.951832	4.53%	0	2004
	5.943076	7.607183	28.00%	0	2003
	8.312895	5.943076	-28.51%	0	2002
	9.729278	8.312895	-14.56%	0	2001
	10.000000	9.729278	-2.71%	74	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.014470	12.869095	-41.54%	31	2008
	21.181587	22.014470	3.93%	31	2007
	18.411069	21.181587	15.05%	31	2006
	16.471830	18.411069	11.77%	31	2005
	14.137104	16.471830	16.51%	31	2004
	10.000000	14.137104	41.37%	30	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.459419	7.868788	-41.54%	539	2008
	12.952450	13.459419	3.91%	23	2007
	11.257951	12.952450	15.05%	23	2006
	10.074781	11.257951	11.74%	23	2005
	8.649128	10.074781	16.48%	23	2004
	6.186473	8.649128	39.81%	23	2003
	8.128277	6.186473	-23.89%	0	2002
	9.454837	8.128277	-14.03%	0	2001
	10.000000	9.454837	-5.45%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.515124	1.963161	-79.37%	0	2008
	10.000000	9.515124	-4.85%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.202357	2.126804	-79.15%	0	2008
	10.449121	10.202357	-2.36%	0	2007
	10.000000	10.449121	4.49%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.843152	5.919937	-39.86%	44	2008
	9.644314	9.843152	2.06%	44	2007
	8.576947	9.644314	12.44%	39	2006
	8.278998	8.576947	3.60%	30	2005
	7.737580	8.278998	7.00%	25	2004
	6.246495	7.737580	23.87%	20	2003
	7.869795	6.246495	-20.63%	0	2002
	8.962724	7.869795	-12.19%	0	2001
	10.000000	8.962724	-10.37%	257	2000*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.601104	5.834455	-39.23%	0	2008
	9.943652	9.601104	-3.44%	0	2007
	10.000000	9.943652	-0.56%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.962681	2.968443	-50.22%	36	2008
	5.737368	5.962681	3.93%	36	2007
	5.700607	5.737368	0.64%	32	2006
	5.191439	5.700607	9.81%	25	2005
	4.433993	5.191439	17.08%	21	2004
	3.611675	4.433993	22.77%	17	2003
	5.117009	3.611675	-29.42%	0	2002
	7.617605	5.117009	-32.83%	0	2001
	10.000000	7.617605	-23.82%	219	2000*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.896071	9.902737	-9.12%	0	2008
	10.075626	10.896071	8.14%	0	2007
	10.000000	10.075626	0.76%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	10.969539	11.231923	2.39%	0	2008
	10.321062	10.969539	6.28%	0	2007
	10.000000	10.321062	3.21%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.122674	6.167550	-44.55%	0	2008
	10.944801	11.122674	1.63%	0	2007
	10.000000	10.944801	9.45%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.291467	7.402558	-39.77%	0	2008
	11.549723	12.291467	6.42%	0	2007
	10.000000	11.549723	15.50%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	8.989275	5.274984	-41.32%	0	2008
	10.268394	8.989275	-12.46%	0	2007
	10.000000	10.268394	2.68%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.353748	8.079371	-28.84%	0	2008
	10.955053	11.353748	3.64%	0	2007
	10.000000	10.955053	9.55%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.391070	6.855747	-39.81%	0	2008
	11.335551	11.391070	0.49%	0	2007
	10.000000	11.335551	13.36%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.499447	7.186171	-31.56%	0	2008
	10.523993	10.499447	-0.23%	0	2007
	10.000000	10.523993	5.24%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.584131	6.953942	-39.97%	0	2008
	10.750199	11.584131	7.76%	0	2007
	10.000000	10.750199	7.50%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.650097	7.446924	-30.08%	0	2008
	10.697676	10.650097	-0.44%	0	2007
	10.000000	10.697676	6.98%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.627403	5.482150	-48.41%	0	2008
	10.296366	10.627403	3.22%	0	2007
	10.000000	10.296366	2.96%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.874100	6.073635	-38.49%	0	2008
	10.768297	9.874100	-8.30%	0	2007
	10.000000	10.768297	7.68%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - N	11.526004	6.460992	-43.94%	0	2008
	10.483447	11.526004	9.94%	0	2007
	10.000000	10.483447	4.83%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q	13.096589	7.341405	-43.94%	0	2008
	11.911970	13.096589	9.94%	0	2007
	11.145643	11.911970	6.88%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - N	11.004273	6.855370	-37.70%	0	2008
	10.927873	11.004273	0.70%	0	2007
	10.000000	10.927873	9.28%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q	12.237592	7.623694	-37.70%	0	2008
	12.152637	12.237592	0.70%	0	2007
	10.477665	12.152637	15.99%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - N	10.475906	10.373888	-0.97%	0	2008
	10.185884	10.475906	2.85%	0	2007
	10.000000	10.185884	1.86%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q	10.433686	10.332080	-0.97%	0	2008
	10.144831	10.433686	2.85%	0	2007
	9.976101	10.144831	1.69%	0	2006

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.660749	9.357413	-12.23%	0	2008
	10.343397	10.660749	3.07%	0	2007
	10.000000	10.343397	3.43%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.878662	17.352177	-16.89%	0	2008
	20.052000	20.878662	4.12%	0	2007
	18.511634	20.052000	8.32%	0	2006
	16.869772	18.511634	9.73%	0	2005
	15.680273	16.869772	7.59%	0	2004
	12.545244	15.680273	24.99%	0	2003
	11.750369	12.545244	6.76%	0	2002
	10.919466	11.750369	7.61%	0	2001
	10.000000	10.919466	9.19%	0	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.164288	9.290350	-45.87%	0	2008
	15.325458	17.164288	12.00%	0	2007
	12.528306	15.325458	22.33%	0	2006
	11.538648	12.528306	8.58%	0	2005
	10.055623	11.538648	14.75%	0	2004
	8.073348	10.055623	24.55%	0	2003
	10.000000	8.073348	-19.27%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.647099	5.019664	-47.97%	0	2008
	8.046519	9.647099	19.89%	0	2007
	7.532625	8.046519	6.82%	0	2006
	6.553996	7.532625	14.93%	0	2005
	5.513965	6.553996	18.86%	0	2004
	3.978923	5.513965	38.58%	0	2003
	5.913077	3.978923	-32.71%	0	2002
	8.559304	5.913077	-30.92%	0	2001
	10.000000	8.559304	-14.41%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.359014	17.214462	-39.30%	35	2008
	34.988644	28.359014	-18.95%	35	2007
	25.926914	34.988644	34.95%	35	2006
	22.658172	25.926914	14.43%	35	2005
	16.994294	22.658172	33.33%	35	2004
	12.642559	16.994294	34.42%	34	2003
	13.036226	12.642559	-3.02%	0	2002
	12.142985	13.036226	7.36%	0	2001
	11.713511	12.142985	3.67%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.642705	10.212834	-65.55%	0	2008
	22.046333	29.642705	34.46%	0	2007
	16.162409	22.046333	36.40%	0	2006
	12.537995	16.162409	28.91%	0	2005
	10.000000	12.537995	25.38%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	22.499126	7.745238	-65.58%	0	2008
	16.727451	22.499126	34.50%	0	2007
	12.266817	16.727451	36.36%	0	2006
	9.506426	12.266817	29.04%	0	2005
	7.725070	9.506426	23.06%	0	2004
	5.125268	7.725070	50.73%	0	2003
	5.400085	5.125268	-5.09%	0	2002
	5.627188	5.400085	-4.04%	0	2001
	10.000000	5.627188	-43.73%	10	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.772203	16.739730	-47.31%	0	2008
	22.368253	31.772203	42.04%	0	2007
	18.373309	22.368253	21.74%	0	2006
	12.396076	18.373309	48.22%	0	2005
	10.000000	12.396076	23.96%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	39.546906	20.825181	-47.34%	0	2008
	27.836326	39.546906	42.07%	0	2007
	22.873047	27.836326	21.70%	0	2006
	15.426354	22.873047	48.27%	0	2005
	12.703348	15.426354	21.44%	0	2004
	8.975646	12.703348	41.53%	0	2003
	9.450138	8.975646	-5.02%	0	2002
	10.796770	9.450138	-12.47%	0	2001
	10.000000	10.796770	7.97%	0	2000*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.947072	7.863068	-39.27%	0	2008
	12.047698	12.947072	7.47%	0	2007
	10.841048	12.047698	11.13%	0	2006
	10.197893	10.841048	6.31%	0	2005
	9.513063	10.197893	7.20%	0	2004
	7.210365	9.513063	31.94%	0	2003
	9.635533	7.210365	-25.17%	0	2002
	9.827474	9.635533	-1.95%	0	2001
	10.000000	9.827474	-1.73%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.223694	7.157132	-41.45%	34	2008
	11.728634	12.223694	4.22%	34	2007
	10.691453	11.728634	9.70%	34	2006
	10.137453	10.691453	5.46%	34	2005
	8.772352	10.137453	15.56%	34	2004
	6.550079	8.772352	33.93%	34	2003
	9.156865	6.550079	-28.47%	0	2002
	9.707223	9.156865	-5.67%	0	2001
	10.000000	9.707223	-2.93%	0	2000*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.744521	6.474371	-39.74%	0	2008
	10.761742	10.744521	-0.16%	0	2007
	9.962991	10.761742	8.02%	0	2006
	9.684762	9.962991	2.87%	0	2005
	9.219408	9.684762	5.05%	0	2004
	8.109420	9.219408	13.69%	0	2003
	10.012676	8.109420	-19.01%	0	2002
	10.000000	10.012676	0.13%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.961580	5.620343	-53.01%	0	2008
	12.079994	11.961580	-0.98%	0	2007
	10.946900	12.079994	10.35%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.114170	6.805883	-43.82%	0	2008
	11.070892	12.114170	9.42%	0	2007
	10.659291	11.070892	3.86%	0	2006
	10.023755	10.659291	6.34%	0	2005
	9.622145	10.023755	4.17%	0	2004
	7.603785	9.622145	26.54%	0	2003
	10.289145	7.603785	-26.10%	0	2002
	10.000000	10.289145	2.89%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.407235	6.954431	-43.95%	0	2008
	11.367222	12.407235	9.15%	0	2007
	10.969562	11.367222	3.63%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.376151	7.425627	-48.35%	0	2008
	13.312240	14.376151	7.99%	0	2007
	11.719583	13.312240	13.59%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.136790	8.965684	-31.75%	0	2008
	12.438174	13.136790	5.62%	0	2007
	10.908168	12.438174	14.03%	0	2006
	10.601045	10.908168	2.90%	0	2005
	9.957501	10.601045	6.46%	0	2004
	8.191353	9.957501	21.56%	0	2003
	9.932139	8.191353	-17.53%	0	2002
	10.000000	9.932139	-0.68%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	20.102445	11.708851	-41.75%	0	2008
	17.937827	20.102445	12.07%	0	2007
	14.316670	17.937827	25.29%	0	2006
	12.425057	14.316670	15.22%	0	2005
	10.255528	12.425057	21.15%	0	2004
	8.133106	10.255528	26.10%	0	2003
	10.000000	8.133106	-18.67%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.700608	6.327257	-45.92%	0	2008
	12.680045	11.700608	-7.72%	0	2007
	10.000000	12.680045	26.80%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	10.089306	6.447671	-36.09%	0	2008
	10.335132	10.089306	-2.38%	0	2007
	9.033999	10.335132	14.40%	0	2006
	8.836808	9.033999	2.23%	0	2005
	8.004739	8.836808	10.39%	0	2004
	6.333815	8.004739	26.38%	0	2003
	8.040690	6.333815	-21.23%	0	2002
	8.981451	8.040690	-10.47%	0	2001
	10.000000	8.981451	-10.19%	134	2000*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.460075	6.909363	-39.71%	0	2008
	10.144356	11.460075	12.97%	0	2007
	10.000000	10.144356	1.44%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.165609	9.519690	-37.23%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.690888	5.223854	-46.10%	0	2008
	8.402924	9.690888	15.33%	0	2007
	6.878690	8.402924	22.16%	0	2006
	6.216216	6.878690	10.66%	0	2005
	5.536279	6.216216	12.28%	0	2004
	4.551040	5.536279	21.65%	0	2003
	5.850111	4.551040	-22.21%	0	2002
	8.455758	5.850111	-30.82%	0	2001
	10.000000	8.455758	-15.44%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.013245	9.170941	-46.10%	0	2008
	14.752099	17.013245	15.33%	0	2007
	12.076180	14.752099	22.16%	0	2006
	10.927983	12.076180	10.51%	0	2005
	9.719438	10.927983	12.43%	0	2004
	7.989750	9.719438	21.65%	0	2003
	10.000000	7.989750	-20.10%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.481436	7.746782	-26.09%	0	2008
	10.982788	10.481436	-4.56%	0	2007
	10.000000	10.982788	9.83%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.646191	6.658155	-42.83%	0	2008
	9.851385	11.646191	18.22%	0	2007
	10.424204	9.851385	-5.50%	0	2006
	10.442732	10.424204	-0.18%	0	2005
	9.657510	10.442732	8.13%	0	2004
	7.914128	9.657510	22.03%	0	2003
	10.000000	7.914128	-20.86%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	17.164977	12.279258	-28.46%	0	2008
	18.523151	17.164977	-7.33%	0	2007
	15.977511	18.523151	15.93%	0	2006
	15.568810	15.977511	2.63%	0	2005
	13.937516	15.568810	11.70%	0	2004
	11.061903	13.937516	26.00%	0	2003
	12.957957	11.061903	-14.63%	0	2002
	11.757218	12.957957	10.21%	0	2001
	10.000000	11.757218	17.57%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.069941	10.643514	-3.85%	0	2008
	10.349395	11.069941	6.96%	0	2007
	10.426853	10.349395	-0.74%	0	2006
	10.507439	10.426853	-0.77%	0	2005
	10.164185	10.507439	3.38%	0	2004
	10.000000	10.164185	1.64%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.337855	7.446258	-39.65%	0	2008
	12.374158	12.337855	-0.29%	0	2007
	10.943648	12.374158	13.07%	0	2006
	10.490546	10.943648	4.32%	0	2005
	9.594659	10.490546	9.34%	0	2004
	7.826518	9.594659	22.59%	0	2003
	10.173276	7.826518	-23.07%	0	2002
	10.000000	10.173276	1.73%	0	2001*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.943328	6.496466	-49.81%	0	2008
	9.479313	12.943328	36.54%	0	2007
	10.000000	9.479313	-5.21%	0	2006*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.113904	7.404901	-38.87%	0	2008
	13.173942	12.113904	-8.05%	0	2007
	11.117024	13.173942	18.50%	0	2006
	10.643039	11.117024	4.45%	0	2005
	9.625260	10.643039	10.57%	0	2004
	7.969337	9.625260	20.78%	0	2003
	10.151304	7.969337	-21.49%	0	2002
	10.000000	10.151304	1.51%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	18.593007	8.758472	-52.89%	0	2008
	14.096787	18.593007	31.90%	0	2007
	13.972194	14.096787	0.89%	0	2006
	12.502207	13.972194	11.76%	0	2005
	10.918989	12.502207	14.50%	0	2004
	8.183308	10.918989	33.43%	0	2003
	10.470460	8.183308	-21.84%	0	2002
	10.000000	10.470460	4.70%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	6.559592	3.412259	-47.98%	0	2008
	6.991533	6.559592	-6.18%	0	2007
	6.321022	6.991533	10.61%	0	2006
	5.570095	6.321022	13.48%	0	2005
	4.831954	5.570095	15.28%	0	2004
	3.349326	4.831954	44.27%	0	2003
	5.206837	3.349326	-35.67%	0	2002
	7.469344	5.206837	-30.29%	0	2001
	10.000000	7.469344	-25.31%	0	2000*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	13.636363	8.501312	-37.66%	0	2008
	13.714213	13.636363	-0.57%	0	2007
	11.760412	13.714213	16.61%	0	2006
	11.130032	11.760412	5.66%	0	2005
	10.231401	11.130032	8.78%	0	2004
	8.366645	10.231401	22.29%	0	2003
	11.135746	8.366645	-24.87%	0	2002
	11.292685	11.135746	-1.39%	0	2001
	10.000000	11.292685	12.93%	37	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	9.967728	5.742062	-42.39%	0	2008
	8.751258	9.967728	13.90%	0	2007
	7.548588	8.751258	15.93%	0	2006
	6.578509	7.548588	14.75%	0	2005
	5.868216	6.578509	12.10%	0	2004
	4.512861	5.868216	30.03%	0	2003
	5.767191	4.512861	-21.75%	0	2002
	7.595986	5.767191	-24.08%	0	2001
	10.000000	7.595986	-24.04%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.768705	9.293057	-32.51%	0	2008
	14.187623	13.768705	-2.95%	0	2007
	12.691694	14.187623	11.79%	0	2006
	12.113343	12.691694	4.77%	0	2005
	10.172214	12.113343	19.08%	0	2004
	7.556497	10.172214	34.62%	0	2003
	10.000000	7.556497	-24.44%	0	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	6.719140	4.304566	-35.94%	0	2008
	6.381353	6.719140	5.29%	0	2007
	5.980877	6.381353	6.70%	0	2006
	5.907660	5.980877	1.24%	0	2005
	5.693144	5.907660	3.77%	0	2004
	4.624512	5.693144	23.11%	0	2003
	6.661935	4.624512	-30.58%	0	2002
	8.808475	6.661935	-24.37%	0	2001
	10.000000	8.808475	-11.92%	72	2000*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.470692	5.815910	-38.59%	278	2008
	9.210817	9.470692	2.82%	278	2007
	8.162049	9.210817	12.85%	278	2006
	7.979269	8.162049	2.29%	278	2005
	7.381620	7.979269	8.10%	278	2004
	5.885782	7.381620	25.41%	278	2003
	7.759868	5.885782	-24.15%	0	2002
	9.045619	7.759868	-14.21%	0	2001
	10.000000	9.045619	-9.54%	291	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.372533	7.139016	-31.17%	0	2008
	9.911142	10.372533	4.66%	0	2007
	8.708798	9.911142	13.81%	0	2006
	8.539366	8.708798	1.98%	0	2005
	8.320509	8.539366	2.63%	0	2004
	7.028345	8.320509	18.39%	0	2003
	8.637742	7.028345	-18.63%	0	2002
	9.750036	8.637742	-11.41%	0	2001
	10.000000	9.750036	-2.50%	196	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.721237	6.536550	-39.03%	0	2008
	12.339912	10.721237	-13.12%	0	2007
	12.170814	12.339912	1.39%	0	2006
	11.773473	12.170814	3.37%	0	2005
	10.823182	11.773473	8.78%	0	2004
	8.411915	10.823182	28.66%	0	2003
	10.646176	8.411915	-20.99%	0	2002
	10.000000	10.646176	6.46%	0	2001*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	17.907368	10.965496	-38.77%	0	2008
	17.600212	17.907368	1.75%	0	2007
	14.693028	17.600212	19.79%	0	2006
	13.439903	14.693028	9.32%	0	2005
	11.461278	13.439903	17.26%	0	2004
	8.603087	11.461278	33.22%	0	2003
	10.032509	8.603087	-14.25%	0	2002
	10.000000	10.032509	0.33%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	9.850905	9.541197	-3.14%	0	2008
	10.236138	9.850905	-3.76%	0	2007
	10.000000	10.236138	2.36%	0	2006*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	13.149735	11.910982	-9.42%	0	2008
	12.773295	13.149735	2.95%	0	2007
	12.551737	12.773295	1.77%	0	2006
	12.681883	12.551737	-1.03%	0	2005
	12.526968	12.681883	1.24%	0	2004
	12.252667	12.526968	2.24%	0	2003
	11.473264	12.252667	6.79%	0	2002
	10.873335	11.473264	5.52%	0	2001
	10.000000	10.873335	8.73%	0	2000*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.725241	7.682578	-44.03%	198	2008
	13.853763	13.725241	-0.93%	198	2007
	11.807902	13.853763	17.33%	198	2006
	11.427092	11.807902	3.33%	198	2005
	10.500785	11.427092	8.82%	198	2004
	8.253524	10.500785	27.23%	198	2003
	10.178129	8.253524	-18.91%	0	2002
	10.977883	10.178124	-7.29%	0	2001
	10.000000	10.977883	9.78%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	10.609195	10.018441	-5.57%	0	2008
	10.421399	10.609195	1.80%	0	2007
	10.226314	10.421399	1.91%	0	2006
	10.253107	10.226314	-0.26%	0	2005
	10.059977	10.253107	1.92%	0	2004
	10.000000	10.599977	0.60%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	11.082252	8.112042	-26.80%	0	2008
	10.441782	11.082252	6.13%	0	2007
	10.000000	10.441782	4.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.194487	4.224185	-48.45%	0	2008
	6.611767	8.194487	23.94%	0	2007
	6.340186	6.611767	4.28%	0	2006
	6.140630	6.340186	3.25%	0	2005
	6.086557	6.140630	0.89%	0	2004
	4.691663	6.086557	29.73%	0	2003
	6.880032	4.691663	-31.81%	0	2002
	8.560720	6.880032	-19.63%	0	2001
	10.000000	8.560720	-14.39%	258	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.258778	7.401326	-34.26%	0	2008
	10.461628	11.258778	7.62%	0	2007
	10.000000	10.461628	4.62%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.386950	6.888727	-39.50%	0	2008
	10.481638	11.386950	8.64%	0	2007
	10.000000	10.481638	4.82%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.194646	7.693418	-31.28%	0	2008
	11.044680	11.194646	1.36%	0	2007
	10.000000	11.044680	10.45%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	11.044959	6.527284	-40.90%	0	2008
	9.790180	11.044959	12.82%	0	2007
	10.000000	9.790180	-2.10%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.706017	7.105935	-26.79%	0	2008
	9.678625	9.706017	0.28%	0	2007
	8.909866	9.678625	8.63%	0	2006
	8.894608	8.909866	0.17%	0	2005
	8.316549	8.894608	6.95%	0	2004
	6.704063	8.316549	24.05%	0	2003
	6.622272	6.704063	1.24%	0	2002
	7.694489	6.622272	-13.93%	0	2001
	10.000000	7.694489	-23.06%	0	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.790457	6.465996	-45.16%	0	2008
	10.297616	11.790457	14.50%	0	2007
	8.935656	10.297616	15.24%	0	2006
	7.686974	8.935656	16.24%	0	2005
	6.932789	7.686974	10.88%	0	2004
	4.954993	6.932789	39.92%	0	2003
	6.367092	4.954993	-22.18%	0	2002
	8.279284	6.367092	-23.10%	0	2001
	10.000000	8.279284	-17.21%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.732924	7.133732	-26.71%	0	2008
	10.000000	9.732924	-2.67%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.315720	4.089824	-56.10%	0	2008
	7.750313	9.315720	20.20%	0	2007
	7.532963	7.750313	2.89%	0	2006
	7.082142	7.532963	6.37%	0	2005
	6.770848	7.082142	4.60%	0	2004
	5.344745	6.770848	26.68%	0	2003
	7.006289	5.344745	-23.72%	0	2002
	8.382707	7.006289	-16.42%	0	2001
	10.000000	8.382707	-16.17%	118	2000*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	14.896575	7.105339	-52.30%	0	2008
	14.440574	14.896575	3.16%	0	2007
	12.719347	14.440574	13.53%	0	2006
	12.693619	12.719347	0.20%	0	2005
	11.398077	12.693619	11.37%	0	2004
	7.393320	11.398077	54.17%	0	2003
	10.000000	7.393320	-26.07%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	18.270865	10.017586	-45.17%	0	2008
	15.954996	18.270865	14.52%	0	2007
	13.844451	15.954996	15.24%	0	2006
	11.914533	13.844451	16.20%	0	2005
	10.744753	11.914533	10.89%	0	2004
	7.676919	10.744753	39.96%	0	2003
	10.000000	7.676919	-23.23%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.952423	7.822155	-43.94%	236	2008
	12.154569	13.952423	14.79%	236	2007
	11.147894	12.154569	9.03%	236	2006
	9.764380	11.147894	14.17%	236	2005
	8.665023	9.764380	12.69%	236	2004
	6.909711	8.665023	25.40%	236	2003
	7.808446	6.909711	-11.51%	0	2002
	9.120941	7.808446	-14.39%	0	2001
	10.000000	9.120941	-8.79%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.250768	5.902328	-55.46%	0	2008
	9.313476	13.250768	42.28%	0	2007
	10.000000	9.313476	-6.87%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.620918	6.295855	-34.56%	0	2008
	10.088821	9.620918	-4.64%	0	2007
	10.000000	10.088821	0.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.323994	6.160591	-53.76%	0	2008
	10.597933	13.323994	25.72%	0	2007
	10.000000	10.597933	5.98%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.553439	-34.47%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.162833	7.082928	-41.77%	0	2008
	10.784843	12.162833	12.78%	0	2007
	10.000000	10.784843	7.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.258218	11.681994	3.76%	0	2008
	10.379524	11.258218	8.47%	0	2007
	10.000000	10.379524	3.80%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	17.052569	9.956651	-41.61%	0	2008
	15.075862	17.052569	13.11%	0	2007
	12.678712	15.075862	18.91%	0	2006
	11.745777	12.678712	7.94%	0	2005
	10.113478	11.745777	16.14%	0	2004
	7.809243	10.113478	29.51%	0	2003
	10.000000	7.809243	-21.91%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.788159	8.997186	-34.75%	0	2008
	13.776506	13.788159	0.08%	0	2007
	12.067643	13.776506	14.16%	0	2006
	11.309018	12.067643	6.71%	0	2005
	10.000000	11.309018	13.09%	0	2004*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	10.713068	5.828553	-45.59%	0	2008
	8.026151	10.713068	33.48%	0	2007
	7.528290	8.026151	6.61%	0	2006
	6.845408	7.528290	9.98%	0	2005
	5.939317	6.845408	15.26%	0	2004
	5.056022	5.939317	17.47%	0	2003
	6.155704	5.056022	-17.86%	0	2002
	8.061516	6.155704	-23.64%	0	2001
	10.000000	8.061516	-19.38%	225	2000*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	4.369428	2.391659	-45.26%	0	2008
	3.675348	4.369428	18.88%	0	2007
	3.488570	3.675348	5.35%	0	2006
	3.200744	3.488570	8.99%	0	2005
	3.257660	3.200744	-1.75%	0	2004
	2.276314	3.257660	43.11%	0	2003
	3.944669	2.276314	-42.29%	0	2002
	6.442503	3.944669	-38.77%	0	2001
	10.000000	6.442503	-35.57%	310	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.369428	2.391659	-45.26%	0	2008
	11.445012	4.369428	18.94%	0	2007
	10.852102	11.445012	5.46%	0	2006
	9.976701	10.852102	8.77%	0	2005
	10.126974	9.976701	-1.48%	0	2004
	7.044639	10.126974	43.75%	0	2003
	10.000000	7.044639	-29.55%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.612653	7.461153	-45.19%	0	2008
	10.852102	13.612653	5.46%	0	2007
	15.064405	16.327351	8.38%	0	2006
	13.901030	15.064405	8.37%	0	2005
	12.112736	13.901030	14.76%	0	2004
	10.000000	12.112736	21.13%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.903706	10.529165	-37.71%	0	2008
	16.303985	16.903706	3.68%	0	2007
	15.118957	16.303985	8.23%	0	2006
	11.720858	15.118957	28.99%	0	2005
	10.105827	11.720858	15.98%	0	2004
	7.687649	10.105827	31.46%	0	2003
	10.000000	7.687649	-23.12%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.466319	7.217956	-53.33%	0	2008
	12.367137	15.466319	25.06%	0	2007
	9.704823	12.367137	43.27%	0	2006
	9.791343	9.704823	-0.88%	0	2005
	9.944366	9.791343	-1.54%	0	2004
	10.000000	9.944366	-0.56%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.112619	12.658190	-53.31%	0	2008
	21.670486	27.112619	25.11%	0	2007
	8.632178	21.670486	43.33%	0	2006
	6.695959	8.632178	28.92%	0	2005
	5.774485	6.695959	15.96%	0	2004
	4.393166	5.774485	31.44%	0	2003
	6.056891	4.393166	-27.47%	0	2002
	8.097850	6.056891	-25.20%	0	2001
	10.000000	8.097850	-19.02%	161	2000*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.242522	7.830514	-40.87%	0	2008
	13.486614	13.242522	-1.81%	0	2007
	13.114521	13.486614	2.84%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.492759	7.659018	-38.69%	0	2008
	12.492759	12.492759	4.90%	0	2007
	10.000000	10.199087	1.99%	0	2006*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.373737	5.428361	-47.67%	0	2008
	10.288720	10.373737	0.83%	0	2007
	6.638641	10.288720	2.89%	0	2006
	5.973567	6.638641	11.13%	0	2005
	5.256877	5.973567	13.63%	0	2004
	4.201167	5.256877	25.13%	0	2003
	6.085849	4.201167	-30.97%	0	2002
	8.267999	6.085849	-26.39%	0	2001
	10.000000	8.267999	-17.32%	572	2000*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.611986	6.795782	-53.49%	0	2008
	13.680746	14.611986	6.81%	0	2007
	12.474858	13.680746	9.67%	0	2006
	10.815731	12.474858	15.34%	0	2005
	9.304679	10.815731	16.24%	0	2004
	7.049806	9.304679	31.98%	0	2003
	9.512666	7.049806	-25.89%	0	2002
	10.021444	9.512666	-5.08%	0	2001
	10.000000	10.021444	0.21%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.179218	5.375241	-47.19%	0	2008
	10.111497	10.179218	0.67%	0	2007
	10.000000	10.111497	1.11%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	13.668336	8.086354	-40.84%	0	2008
	13.001971	13.668336	5.13%	0	2007
	11.703466	13.001971	11.10%	0	2006
	11.209491	11.703466	4.41%	0	2005
	10.000000	11.209491	12.09%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	14.555231	9.563921	-34.29%	0	2008
	13.848150	14.555231	5.11%	0	2007
	11.761394	13.848150	17.74%	0	2006

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	12.492759	7.659018	-38.69%	0	2008
	11.908664	12.492759	4.90%	0	2007
	10.750163	11.908664	10.78%	0	2006
	10.150695	10.750163	5.91%	0	2005
	8.970868	10.150695	13.15%	0	2004
	6.968543	8.970868	28.73%	0	2003
	9.697779	6.968543	-28.14%	0	2002
	10.079498	9.697779	-3.79%	0	2001
	10.000000	10.079498	0.79%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.778659	7.394927	-31.39%	0	2008
	10.395373	10.778659	3.69%	0	2007
	10.000000	10.395373	3.95%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.439925	9.192839	-11.95%	0	2008
	10.377569	10.439925	0.60%	0	2007
	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	11.927430	7.150385	-40.05%	0	2008
	10.676121	11.927430	11.72%	0	2007
	10.000000	10.676121	6.76%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.155936	6.080041	-45.50%	0	2008
	10.205698	11.155936	9.31%	0	2007
	10.000000	10.205698	2.06%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	13.074030	9.197968	-29.65%	0	2008
	12.976712	13.074030	0.75%	0	2007
	12.008035	12.976712	8.07%	0	2006
	12.004176	12.008035	0.03%	0	2005
	11.159922	12.004176	7.57%	0	2004
	9.341865	11.159922	19.46%	0	2003
	9.263026	9.341865	0.85%	0	2002
	9.098723	9.263026	1.81%	0	2001
	10.000000	9.098723	-9.01%	0	2000*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.739606	5.893277	-39.49%	0	2008
	10.000000	9.739606	-2.60%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.304100	7.940779	-29.75%	0	2008
	11.216305	11.304100	0.78%	0	2007
	10.379470	11.216305	8.06%	0	2006
	10.000000	10.379470	3.79%	0	2005*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	31.165990	12.860033	-58.74%	0	2008
	21.914549	31.165990	42.22%	0	2007
	16.405122	21.914549	33.58%	0	2006
	12.658496	16.405122	29.60%	0	2005
	10.730493	12.658496	17.97%	0	2004
	6.645478	10.730493	61.47%	0	2003
	8.024173	6.645478	-17.18%	0	2002
	8.663506	8.024173	-7.38%	0	2001
	10.000000	8.663506	-13.36%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	34.934875	14.392069	-58.80%	0	2008
	24.569841	34.934875	42.19%	0	2007
	18.402750	24.569841	33.51%	0	2006
	14.197995	18.402750	29.62%	0	2005
	12.034188	14.197995	17.98%	0	2004
	7.454862	12.034188	61.43%	0	2003
	10.000000	7.454862	-25.45%	0	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.903045	13.047255	-34.45%	0	2008
	16.923019	19.903045	17.61%	0	2007
	12.587933	16.923019	34.44%	0	2006
	12.099557	12.587933	4.04%	0	2005
	9.530149	12.099557	26.96%	0	2004
	7.855591	9.530149	21.32%	0	2003
	10.000000	7.855591	-21.44%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	14.426442	7.602755	-47.30%	0	2008
	11.614853	14.426442	24.21%	0	2007
	8.940249	11.614853	29.92%	0	2006
	7.027131	8.940249	27.22%	0	2005
	6.298497	7.027131	11.57%	0	2004
	4.753338	6.298497	32.51%	0	2003
	6.410737	4.753338	-25.85%	0	2002
	9.198060	6.410737	-30.30%	0	2001
	10.000000	9.198060	-8.02%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	23.387286	12.328989	-47.28%	0	2008
	18.828862	23.387286	24.21%	0	2007
	14.494612	18.828862	29.90%	0	2006
	11.395985	14.494612	27.19%	0	2005
	10.200171	11.395985	11.72%	0	2004
	7.714341	10.200171	32.22%	0	2003
	10.000000	7.714341	-22.86%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.753142	6.934551	-45.62%	0	2008
	10.888239	12.753142	17.13%	0	2007
	8.852597	10.888239	22.99%	0	2006
	7.592162	8.852597	16.60%	0	2005
	6.718352	7.592162	13.01%	0	2004
	5.053923	6.718352	32.93%	0	2003
	6.933473	5.053923	-27.11%	0	2002
	8.742303	6.933473	-20.69%	0	2001
	10.000000	8.742303	-12.58%	0	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	25.573799	13.909493	-45.61%	0	2008
	21.826439	25.573799	17.17%	0	2007
	17.755663	21.826439	22.93%	0	2006
	15.227569	17.755663	16.60%	0	2005
	13.474978	15.227569	13.01%	0	2004
	10.000000	13.474978	34.75%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	10.834998	7.881169	-27.26%	0	2008
	10.601120	10.834998	2.21%	0	2007
	9.665990	10.601120	9.67%	0	2006
	9.647597	9.665990	0.19%	0	2005
	9.101819	9.647597	6.00%	0	2004
	7.867260	9.101819	15.69%	0	2003
	9.183323	7.867260	-14.33%	0	2002
	9.759455	9.183323	-5.90%	0	2001
	10.000000	9.759455	-2.41%	0	2000*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.102204	-48.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.082925	-39.17%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.313982	-36.86%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.865828	-21.34%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.148507	-28.51%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.008401	-9.92%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.503919	-24.96%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.787876	-32.12%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.243260	-17.57%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.792124	-2.08%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.776210	-2.24%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	13.837039	10.107337	-26.95%	0	2008
	12.509785	13.837039	10.61%	0	2007
	12.466660	12.509785	0.35%	0	2006
	11.767992	12.466660	5.94%	0	2005
	11.168941	11.767992	5.36%	0	2004
	8.358141	11.168941	33.63%	0	2003
	10.000000	8.358141	-16.42%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	6.200381	3.712834	-40.12%	0	2008
	5.309409	6.200381	16.78%	0	2007
	5.118372	5.309409	3.73%	0	2006
	4.918757	5.118372	4.06%	0	2005
	4.654850	4.918757	5.67%	0	2004
	3.589199	4.654850	26.69%	0	2003
	5.154198	3.589199	-30.36%	0	2002
	7.342265	5.154198	-29.80%	0	2001
	10.000000	7.342265	-26.58%	0	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	11.426483	10.491265	-8.18%	0	2008
	11.099659	11.426483	2.94%	0	2007
	10.700633	11.099659	3.73%	0	2006
	10.601273	10.700633	0.94%	0	2005
	10.368446	10.601273	2.25%	0	2004
	9.834893	10.368446	5.43%	0	2003
	10.000000	9.834893	-1.65%	0	2002*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	3.582779	1.800080	-49.76%	0	2008
	3.053920	3.582779	17.32%	0	2007
	2.811601	3.053920	8.62%	0	2006
	2.892559	2.811601	-2.80%	0	2005
	2.838236	2.892559	1.91%	0	2004
	1.871335	2.838236	51.67%	0	2003
	3.347746	1.871335	-44.10%	0	2002
	5.983787	3.347746	-44.05%	0	2001
	10.000000	5.983787	-40.16%	0	2000*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	21.248687	11.140571	-47.57%	0	2008
	21.132282	21.248687	0.55%	0	2007
	17.620269	21.132282	19.93%	0	2006
	16.093930	17.620269	9.48%	0	2005
	13.697383	16.093930	17.50%	0	2004
	10.000000	13.697383	36.97%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.272776	10.186506	-17.00%	0	2008
	11.867874	12.272776	3.41%	0	2007
	11.202877	11.867874	5.94%	1,151	2006
	10.973584	11.202877	2.09%	1,239	2005
	10.481507	10.973584	4.69%	1,518	2004
	9.435592	10.481507	11.08%	1,821	2003
	10.000000	9.435592	-5.64%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.976742	9.737222	-24.96%	0	2008
	12.572374	12.976742	3.22%	0	2007
	11.555592	12.572374	8.80%	2,188	2006
	11.226855	11.555592	2.93%	2,432	2005
	10.490717	11.226855	7.02%	3,023	2004
	8.944105	10.490717	17.29%	3,695	2003
	10.000000	8.944105	-10.56%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.985806	9.374466	-32.97%	0	2008
	13.487327	13.985806	3.70%	0	2007
	12.051547	13.487327	11.91%	1,542	2006
	11.519725	12.051547	4.62%	1,775	2005
	10.518812	11.519725	9.52%	2,251	2004
	8.501179	10.518812	23.73%	2,809	2003
	10.000000	8.501179	-14.99%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.585445	8.999394	-38.30%	0	2008
	14.091108	14.585445	3.51%	0	2007
	12.340283	14.091108	14.19%	494	2006
	11.701781	12.340283	5.46%	583	2005
	10.503871	11.701781	11.40%	749	2004
	8.152785	10.503871	28.84%	947	2003
	10.000000	8.152785	-18.47%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	6.065383	3.193122	-47.35%	0	2008
	5.695526	6.065383	6.49%	0	2007
	5.303773	5.695526	7.39%	0	2006
	4.946372	5.303773	7.23%	0	2005
	4.389541	4.946372	12.69%	0	2004
	3.206007	4.389541	36.92%	0	2003
	5.210269	3.206007	-38.47%	0	2002
	7.653794	5.210269	-31.93%	0	2001
	10.000000	7.653794	-23.46%	71	2000*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.289721	6.446149	-42.90%	0	2008
	10.682927	11.289721	5.68%	0	2007
	9.622357	10.682927	11.02%	0	2006
	9.166084	9.622357	4.98%	0	2005
	8.548254	9.166084	7.23%	0	2004
	6.861481	8.548254	24.58%	0	2003
	8.497928	6.861481	-19.26%	0	2002
	9.865373	8.497928	-13.86%	0	2001
	10.000000	9.865373	-1.35%	0	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	15.469360	8.877542	-42.61%	0	2008
	12.934075	15.469360	19.60%	0	2007
	13.275987	12.934075	-2.58%	0	2006
	12.132820	13.275987	9.42%	0	2005
	11.043878	12.132820	9.86%	0	2004
	7.417157	11.043878	48.90%	0	2003
	10.000000	7.417157	-25.83%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.045544	-39.54%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	16.225712	10.071665	-37.93%	174	2008
	15.442395	16.225712	5.07%	174	2007
	14.382597	15.442395	7.37%	174	2006
	13.131351	14.382597	9.53%	174	2005
	11.613396	13.131351	13.07%	174	2004
	8.827570	11.613396	31.56%	174	2003
	10.668287	8.827570	-17.25%	0	2002
	11.065553	10.668287	-3.59%	0	2001
	10.000000	11.065553	10.66%	0	2000*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.266220	-37.34%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.250529	-37.49%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.182656	-38.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.653502	-33.46%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	18.053546	11.966631	-33.72%	0	2008
	19.849579	18.053546	-9.05%	0	2007
	17.320244	19.849579	14.60%	0	2006
	17.198259	17.320244	0.71%	0	2005
	15.007013	17.198259	14.60%	0	2004
	9.792299	15.007013	53.25%	0	2003
	13.761240	9.792299	-28.84%	0	2002
	10.981823	13.761240	25.31%	0	2001
	10.000000	10.981823	9.82%	0	2000*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.175517	8.560062	-39.61%	0	2008
	14.208191	14.175517	-0.23%	0	2007
	12.979257	14.208191	9.47%	0	2006
	11.827057	12.979257	9.74%	0	2005
	10.170658	11.827057	16.29%	0	2004
	7.382102	10.170658	37.77%	0	2003
	9.139971	7.382102	-19.23%	0	2002
	10.029013	9.139971	-8.86%	0	2001
	10.000000	10.029013	0.29%	25	2000*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.612950	9.254771	-47.45%	0	2008
	18.234474	17.612950	-3.41%	0	2007
	15.508547	18.234474	17.58%	0	2006
	14.277584	15.508547	8.62%	0	2005
	12.064623	14.277584	18.34%	0	2004
	8.729214	12.064623	38.21%	0	2003
	10.000000	8.729214	-12.71%	0	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.579476	5.098683	-46.77%	0	2008
	8.590691	9.579476	11.51%	0	2007
	8.144999	8.590691	5.47%	0	2006
	7.931760	8.144999	2.69%	0	2005
	7.591860	7.931760	4.48%	0	2004
	5.934139	7.591860	27.94%	0	2003
	8.304638	5.934139	-28.54%	0	2002
	9.724617	8.304638	-14.60%	0	2001
	10.000000	9.724617	-2.75%	229	2000*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	17.153477	8.389000	-51.09%	0	2008
	15.740283	17.153477	8.98%	0	2007
	13.872956	15.740283	13.46%	0	2006
	12.872627	13.872956	7.77%	0	2005
	11.093193	12.872627	16.04%	0	2004
	9.040250	11.093193	22.71%	0	2003
	10.000000	9.040250	-9.60%	0	2002*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	8.676910	5.341183	-38.44%	0	2008
	9.083685	8.676910	-4.48%	0	2007
	8.021104	9.083685	13.25%	0	2006
	7.874918	8.021104	1.86%	0	2005
	6.859818	7.874918	14.80%	0	2004
	5.341979	6.859818	28.41%	0	2003
	7.304567	5.341979	-26.87%	0	2002
	8.512121	7.304567	-14.19%	0	2001
	10.000000	8.512121	-14.88%	0	2000*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.790268	-2.10%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	13.543650	6.802572	-49.77%	0	2008
	11.535633	13.543650	17.41%	0	2007
	10.628569	11.535633	8.53%	0	2006
	10.934154	10.628569	-2.79%	0	2005
	10.732354	10.934154	1.88%	0	2004
	7.078157	10.732354	51.63%	0	2003
	10.000000	7.078157	-29.22%	0	2002*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.462550	14.168335	5.24%	0	2008
	12.860545	13.462550	4.68%	0	2007
	12.736867	12.860545	0.97%	0	2006
	12.623882	12.736867	0.90%	0	2005
	12.512872	12.623882	0.89%	0	2004
	12.556318	12.512872	-0.35%	0	2003
	11.579917	12.556318	8.43%	0	2002
	11.052137	11.579917	4.78%	0	2001
	10.000000	11.052137	10.52%	0	2000*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	11.535449	6.413474	-44.40%	0	2008
	10.794987	11.535449	6.86%	0	2007
	10.000000	10.794987	7.95%	0	2006*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.217342	10.680393	-19.19%	0	2008
	12.932069	13.217342	2.21%	0	2007
	12.624835	12.932069	2.43%	0	2006
	12.645529	12.624835	-0.16%	0	2005
	12.149377	12.645529	4.08%	0	2004
	11.091439	12.149377	9.54%	0	2003
	10.589296	11.091439	4.74%	0	2002
	10.404143	10.589296	1.78%	0	2001
	10.000000	10.404143	4.04%	0	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.559114	-44.41%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	13.406698	7.833951	-41.57%	0	2008
	12.908357	13.406698	3.86%	0	2007
	11.225354	12.908357	14.99%	0	2006
	10.050733	11.225354	11.69%	0	2005
	8.632887	10.050733	16.42%	0	2004
	6.178020	8.632887	39.74%	0	2003
	8.121332	6.178020	-23.93%	0	2002
	9.451634	8.121332	-14.07%	0	2001
	10.000000	9.451634	-5.48%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	9.803211	5.892888	-39.89%	0	2008
	9.610121	9.803211	2.01%	0	2007
	8.550909	9.610121	12.39%	0	2006
	8.258082	8.550909	3.55%	0	2005
	7.721976	8.258082	6.94%	0	2004
	6.237083	7.721976	23.81%	0	2003
	7.861953	6.237083	-20.67%	0	2002
	8.958418	7.861953	-12.24%	0	2001
	10.000000	8.958418	-10.42%	96	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	21.961973	12.831826	-41.57%	0	2008
	21.141945	21.961973	3.88%	0	2007
	18.385992	21.141945	14.99%	0	2006
	16.457795	18.385992	11.72%	0	2005
	14.132292	16.457795	16.46%	0	2004
	10.000000	14.132292	41.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.511868	1.961479	-79.38%	0	2008
	10.000000	9.511868	-4.88%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	9.592913	5.826491	-39.26%	0	2008
	9.940286	9.592913	-3.49%	0	2007
	10.000000	9.940286	-0.60%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	5.938474	2.954879	-50.24%	453	2008
	5.717014	5.938474	3.87%	453	2007
	5.683283	5.717014	0.59%	453	2006
	5.178303	5.683283	9.75%	453	2005
	4.425038	5.178303	17.02%	453	2004
	3.606225	4.425038	22.71%	453	2003
	5.111912	3.606225	-29.45%	0	2002
	7.613945	5.111912	-32.86%	0	2001
	10.000000	7.613945	-23.86%	90	2000*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	11.516175	6.452179	-43.97%	0	2008
	10.479897	11.516175	9.89%	0	2007
	10.000000	10.479897	4.80%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.193660	2.123900	-79.16%	0	2008
	10.445578	10.193660	-2.41%	0	2007
	10.000000	10.445578	4.46%	0	2006*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.887232	9.889643	-9.16%	0	2008
	10.072633	10.887232	8.09%	0	2007
	10.000000	10.072633	0.73%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	10.960638	11.217067	2.34%	0	2008
	10.317996	10.960638	6.23%	0	2007
	10.000000	10.317996	3.18%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.113774	6.159451	-44.58%	0	2008
	10.941684	11.113774	1.57%	0	2007
	10.000000	10.941684	9.42%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.281654	7.392854	-39.81%	0	2008
	11.546433	12.281654	6.37%	0	2007
	10.000000	11.546433	15.46%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	8.982093	5.268055	-41.35%	0	2008
	10.265471	8.982093	-12.50%	0	2007
	10.000000	10.265471	2.65%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.344674	8.068778	-28.88%	0	2008
	10.951931	11.344674	3.59%	0	2007
	10.000000	10.951931	9.52%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.381983	6.846767	-39.85%	0	2008
	11.332332	11.381983	0.44%	0	2007
	10.000000	11.332332	13.32%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.491074	7.176771	-31.59%	0	2008
	10.521004	10.491074	-0.28%	0	2007
	10.000000	10.521004	5.21%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.574880	6.944826	-40.00%	0	2008
	10.747140	11.574880	7.70%	0	2007
	10.000000	10.747140	7.47%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.641585	7.437153	-30.11%	0	2008
	10.694634	10.641585	-0.50%	0	2007
	10.000000	10.694634	6.95%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.618910	5.474942	-48.44%	0	2008
	10.293432	10.618910	3.16%	0	2007
	10.000000	10.293432	2.93%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.866210	6.065669	-38.52%	0	2008
	10.765241	9.866210	-8.35%	0	2007
	10.000000	10.765241	7.65%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.994880	6.846007	-37.73%	0	2008
	10.924163	10.994880	0.65%	0	2007
	10.000000	10.924163	9.24%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.466923	10.359693	-1.02%	0	2008
	10.182386	10.466923	2.79%	0	2007
	10.000000	10.182386	1.82%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	20.794033	17.272996	-16.93%	0	2008
	19.980980	20.794033	4.07%	0	2007
	18.455484	19.980980	8.27%	0	2006
	16.827184	18.455484	9.68%	0	2005
	15.648683	16.827184	7.53%	0	2004
	12.526381	15.648683	24.93%	0	2003
	11.738698	12.526381	6.71%	0	2002
	10.914229	11.738698	7.55%	0	2001
	10.000000	10.914229	9.14%	0	2000*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	12.896425	7.828302	-39.30%	0	2008
	12.006735	12.896425	7.41%	0	2007
	10.809692	12.006735	11.07%	0	2006
	10.173585	10.809692	6.25%	0	2005
	9.495241	10.173585	7.14%	0	2004
	7.200533	9.495241	31.87%	0	2003
	9.627340	7.200533	-25.21%	0	2002
	9.824158	9.627340	-2.00%	0	2001
	10.000000	9.824158	-1.76%	0	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	17.114571	9.258692	-45.90%	0	2008
	15.288933	17.114571	11.94%	0	2007
	12.504824	15.288933	22.26%	0	2006
	11.522900	12.504824	8.52%	0	2005
	10.047039	11.522900	14.69%	0	2004
	8.070580	10.047039	24.49%	0	2003
	10.000000	8.070580	-19.29%	0	2002*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	9.609347	4.997453	-47.99%	0	2008
	8.019161	9.609347	19.83%	0	2007
	7.510848	8.019161	6.77%	0	2006
	6.538383	7.510848	14.87%	0	2005
	5.503644	6.538383	18.80%	0	2004
	3.973498	5.503644	38.51%	0	2003
	5.908033	3.973498	-32.74%	0	2002
	8.556411	5.908033	-30.95%	0	2001
	10.000000	8.556411	-14.44%	0	2000*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	28.244061	17.135868	-39.33%	0	2008
	34.864771	28.244061	-18.99%	0	2007
	25.848293	34.864771	34.88%	0	2006
	22.600978	25.848293	14.37%	0	2005
	16.960067	22.600978	33.26%	0	2004
	12.623544	16.960067	34.35%	0	2003
	13.023285	12.623544	-3.07%	0	2002
	12.137171	13.023285	7.30%	0	2001
	11.709515	12.137171	3.65%	469	2000

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.407842	7.709851	-65.59%	0	2008
	16.668152	22.407842	34.44%	0	2007
	12.229569	16.668152	36.29%	0	2006
	9.482391	12.229569	28.97%	0	2005
	7.709481	9.482391	23.00%	0	2004
	5.117535	7.709481	50.65%	0	2003
	5.394698	5.117535	-5.14%	0	2002
	5.624474	5.394698	-4.09%	0	2001
	10.000000	5.624474	-43.76%	102	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	39.386568	20.730107	-47.37%	0	2008
	27.737742	39.386568	42.00%	0	2007
	22.803673	27.737742	21.64%	0	2006
	15.387403	22.803673	48.20%	0	2005
	12.677758	15.387403	21.37%	0	2004
	8.962136	12.677758	41.46%	0	2003
	9.440746	8.962136	-5.07%	0	2002
	10.791606	9.440746	-12.52%	0	2001
	10.000000	10.791606	7.92%	32	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	29.587281	10.188500	-65.56%	0	2008
	22.016430	29.587281	34.39%	0	2007
	16.148722	22.016430	36.34%	0	2006
	12.533767	16.148722	28.84%	0	2005
	10.000000	12.533767	25.34%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	10.651652	9.344637	-12.27%	0	2008
	10.339890	10.651652	3.02%	0	2007
	10.000000	10.339890	3.40%	0	2006*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	31.712797	16.699850	-47.34%	0	2008
	22.337917	31.712797	41.97%	0	2007
	18.357748	22.337917	21.68%	0	2006
	12.391882	18.357748	48.14%	0	2005
	10.000000	12.391882	23.92%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.175863	7.125470	-41.48%	291	2008
	11.688742	12.175863	4.17%	291	2007
	10.660529	11.688742	9.65%	291	2006
	10.113300	10.660529	5.41%	291	2005
	8.755920	10.113300	15.50%	291	2004
	6.541146	8.755920	33.86%	291	2003
	9.149058	6.541146	-28.50%	0	2002
	9.703941	9.149058	-5.72%	0	2001
	10.000000	9.703941	-2.96%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.600783	8.089943	-30.26%	0	2008
	10.616745	11.600783	9.27%	0	2007
	10.000000	10.616745	6.17%	0	2006*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.710910	6.450813	-39.77%	0	2008
	10.733598	10.710910	-0.21%	0	2007
	9.942009	10.733598	7.96%	0	2006
	9.669292	9.942009	2.82%	0	2005
	9.209383	9.669292	4.99%	0	2004
	8.104751	9.209383	13.63%	0	2003
	10.012046	8.104751	-19.05%	0	2002
	10.000000	10.012046	0.12%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.926930	5.601180	-53.04%	0	2008
	12.051204	11.926930	-1.03%	0	2007
	10.926385	12.051204	10.29%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.076257	6.781100	-43.85%	0	2008
	11.041924	12.076257	9.37%	0	2007
	10.636827	11.041924	3.81%	0	2006
	10.007744	10.636827	6.29%	0	2005
	9.611701	10.007744	4.12%	0	2004
	7.599410	9.611701	26.48%	0	2003
	10.288497	7.599410	-26.14%	0	2002
	10.000000	10.288497	2.88%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.371288	6.930720	-43.98%	0	2008
	11.340122	12.371288	9.09%	0	2007
	10.949013	11.340122	3.57%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.349222	7.407913	-48.37%	0	2008
	13.294149	14.349222	7.94%	0	2007
	11.709639	13.294149	13.53%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.095654	8.933026	-31.79%	0	2008
	12.405603	13.095654	5.56%	0	2007
	10.885162	12.405603	13.97%	0	2006
	10.584094	10.885162	2.84%	0	2005
	9.946672	10.584094	6.41%	0	2004
	8.186635	9.946672	21.50%	0	2003
	9.931511	8.186635	-17.57%	0	2002
	10.000000	9.931511	-0.68%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.591540	8.079354	-30.30%	0	2008
	10.613734	11.591540	9.21%	0	2007
	10.000000	10.613734	6.14%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.691257	6.318952	-45.95%	0	2008
	12.676443	11.691257	-7.77%	0	2007
	10.000000	12.676443	26.76%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	20.044208	11.668953	-41.78%	0	2008
	17.895074	20.044208	12.01%	0	2007
	14.289830	17.895074	25.23%	0	2006
	12.408091	14.289830	15.17%	0	2005
	10.246757	12.408091	21.09%	0	2004
	8.130315	10.246757	26.03%	0	2003
	10.000000	8.130315	-18.70%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.450285	6.899908	-39.74%	0	2008
	10.140909	11.450285	12.91%	0	2007
	10.000000	10.140909	1.41%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.121697	9.487250	-37.26%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.048359	6.418205	-36.13%	0	2008
	10.298484	10.048359	-2.43%	0	2007
	9.006572	10.298484	14.34%	0	2006
	8.814471	9.006572	2.18%	0	2005
	7.988587	8.814471	10.34%	0	2004
	6.324270	7.988587	26.32%	0	2003
	8.032686	6.324270	-21.27%	0	2002
	8.977147	8.032686	-10.52%	0	2001
	10.000000	8.977147	-10.23%	96	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.651568	5.199986	-46.12%	0	2008
	8.373139	9.651568	15.27%	0	2007
	6.857811	8.373139	22.10%	0	2006
	6.200504	6.857811	10.60%	0	2005
	5.525109	6.200504	12.22%	0	2004
	4.544178	5.525109	21.59%	0	2003
	5.844282	4.544178	-22.25%	0	2002
	8.451695	5.844282	-30.85%	0	2001
	10.000000	8.451695	-15.48%	40	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	16.963975	9.139699	-46.12%	0	2008
	14.716946	16.963975	15.27%	0	2007
	12.053548	14.716946	22.10%	0	2006
	10.913071	12.053548	10.45%	0	2005
	9.711132	10.913071	12.38%	0	2004
	7.987011	9.711132	21.59%	0	2003
	10.000000	7.987011	-20.13%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.472487	7.736202	-26.13%	0	2008
	10.979053	10.472487	-4.61%	0	2007
	10.000000	10.979053	9.79%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.612431	6.635446	-42.86%	0	2008
	9.827878	11.612431	18.16%	0	2007
	10.404649	9.827878	-5.54%	0	2006
	10.428467	10.404649	-0.23%	0	2005
	9.649260	10.428467	8.08%	0	2004
	7.911414	9.649260	21.97%	0	2003
	10.000000	7.911414	-20.89%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.095323	12.223147	-28.50%	0	2008
	18.457488	17.095323	-7.38%	0	2007
	15.928998	18.457488	15.87%	0	2006
	15.529466	15.928998	2.57%	0	2005
	13.909410	15.529466	11.65%	0	2004
	11.045244	13.909410	25.93%	0	2003
	12.945083	11.045244	-14.68%	0	2002
	11.751589	12.945083	10.16%	0	2001
	10.000000	11.751589	17.52%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.932276	6.487590	-49.83%	0	2008
	9.476091	12.932276	36.47%	0	2007
	10.000000	9.476091	-5.24%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.043508	10.612664	-3.90%	0	2008
	10.329998	11.043508	6.91%	0	2007
	10.412623	10.329998	-0.79%	0	2006
	10.498454	10.412623	-0.82%	0	2005
	10.160693	10.498454	3.32%	0	2004
	10.000000	10.160693	1.61%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.299265	7.419163	-39.68%	0	2008
	12.341798	12.299265	-0.34%	0	2007
	10.920607	12.341798	13.01%	0	2006
	10.473787	10.920607	4.27%	0	2005
	9.584229	10.473787	9.28%	0	2004
	7.822004	9.584229	22.53%	0	2003
	10.172629	7.822004	-23.11%	0	2002
	10.000000	10.172629	1.73%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.075951	7.377915	-38.90%	0	2008
	13.139431	12.075951	-8.09%	0	2007
	11.093556	13.139431	18.44%	0	2006
	10.625998	11.093556	4.40%	0	2005
	9.614772	10.625998	10.52%	0	2004
	7.964737	9.614772	20.72%	0	2003
	10.150664	7.964737	-21.53%	0	2002
	10.000000	10.150664	1.51%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.534807	8.726571	-52.92%	0	2008
	14.059893	18.534807	31.83%	0	2007
	13.942749	14.059893	0.84%	0	2006
	12.482236	13.942749	11.70%	0	2005
	10.907132	12.482236	14.44%	0	2004
	8.178604	10.907132	33.36%	0	2003
	10.469800	8.178604	-21.88%	0	2002
	10.000000	10.469800	4.70%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	9.927288	5.715829	-42.42%	0	2008
	8.720232	9.927288	13.84%	0	2007
	7.525662	8.720232	15.87%	0	2006
	6.561879	7.525662	14.69%	0	2005
	5.856375	6.561879	12.05%	0	2004
	4.506064	5.856375	29.97%	0	2003
	5.761446	4.506064	-21.79%	0	2002
	7.592338	5.761446	-24.11%	0	2001
	10.000000	7.592338	-24.08%	0	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	6.532964	3.396661	-48.01%	0	2008
	6.966735	6.532964	-6.23%	0	2007
	6.301824	6.966735	10.55%	0	2006
	5.556017	6.301824	13.42%	0	2005
	4.822210	5.556017	15.22%	0	2004
	3.344280	4.822210	44.19%	0	2003
	5.201654	3.344280	-35.71%	0	2002
	7.465751	5.201654	-30.33%	0	2001
	10.000000	7.465751	-25.34%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.581056	8.462485	-37.69%	0	2008
	13.665620	13.581056	-0.62%	0	2007
	11.724730	13.665620	16.55%	0	2006
	11.101927	11.724730	5.61%	0	2005
	10.210786	11.101927	8.73%	0	2004
	8.354065	10.210786	22.23%	0	2003
	11.124694	8.354065	-24.91%	0	2002
	11.287278	11.124694	-1.44%	0	2001
	10.000000	11.287278	12.87%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.728818	9.261379	-32.54%	0	2008
	14.153814	13.728818	-3.00%	0	2007
	12.667920	14.153814	11.73%	0	2006
	12.096815	12.667920	4.72%	0	2005
	10.163522	12.096815	19.02%	0	2004
	7.553899	10.163522	34.55%	0	2003
	10.000000	7.553899	-24.46%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.691885	4.284903	-35.97%	0	2008
	6.358753	6.691885	5.24%	0	2007
	5.962734	6.358753	6.64%	0	2006
	5.892748	5.962734	1.19%	0	2005
	5.681675	5.892748	3.71%	0	2004
	4.617540	5.681675	23.05%	0	2003
	6.655310	4.617540	-30.62%	0	2002
	8.804257	6.655310	-24.41%	0	2001
	10.000000	8.804257	-11.96%	332	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.432251	5.789335	-38.62%	0	2008
	9.178153	9.432251	2.77%	0	2007
	8.137267	9.178153	12.79%	0	2006
	7.959103	8.137267	2.24%	0	2005
	7.366736	7.959103	8.04%	0	2004
	5.876912	7.366736	25.35%	0	2003
	7.752153	5.876912	-24.19%	0	2002
	9.041279	7.752153	-14.26%	0	2001
	10.000000	9.041279	-9.59%	508	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.330458	7.106419	-31.21%	0	2008
	9.876015	10.330458	4.60%	0	2007
	8.682358	9.876015	13.75%	0	2006
	8.517790	8.682358	1.93%	0	2005
	8.303724	8.517790	2.58%	0	2004
	7.017745	8.303724	18.32%	0	2003
	8.629152	7.017745	-18.67%	0	2002
	9.745353	8.629152	-11.45%	0	2001
	10.000000	9.745353	-2.55%	189	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.687678	6.512747	-39.06%	0	2008
	12.307634	10.687678	-13.16%	0	2007
	12.145173	12.307634	1.34%	0	2006
	11.754662	12.145173	3.32%	0	2005
	10.811423	11.754662	8.72%	0	2004
	8.407076	10.811423	28.60%	0	2003
	10.645506	8.407076	-21.03%	0	2002
	10.000000	10.645506	6.46%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	17.851336	10.925573	-38.80%	0	2008
	17.554171	17.851336	1.69%	0	2007
	14.662071	17.554171	19.73%	0	2006
	13.418430	14.662071	9.27%	0	2005
	11.448834	13.418430	17.20%	0	2004
	8.598149	11.448834	33.15%	0	2003
	10.031879	8.598149	-14.29%	0	2002
	10.000000	10.031879	0.32%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.842498	9.528172	-3.19%	0	2008
	10.232664	9.842498	-3.81%	0	2007
	10.000000	10.232664	2.33%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.096391	11.856593	-9.47%	0	2008
	12.728021	13.096391	2.89%	0	2007
	12.513634	12.728021	1.71%	0	2006
	12.649837	12.513634	-1.08%	0	2005
	12.501703	12.649837	1.18%	0	2004
	12.234219	12.501703	2.19%	0	2003
	11.461854	12.234219	6.74%	0	2002
	10.868122	11.461854	5.46%	0	2001
	10.000000	10.868122	8.68%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.895838	7.786437	-43.97%	0	2008
	12.111495	13.895838	14.73%	0	2007
	11.114054	12.111495	8.97%	0	2006
	9.739724	11.114054	14.11%	0	2005
	8.647559	9.739724	12.63%	0	2004
	6.899306	8.647559	25.34%	0	2003
	7.800675	6.899306	-11.56%	0	2002
	9.116560	7.800675	-14.43%	0	2001
	10.000000	9.116560	-8.83%	382	2000*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.239449	5.894255	-55.48%	0	2008
	9.310307	13.239449	42.20%	0	2007
	10.000000	9.310307	-6.90%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.669583	7.647507	-44.05%	0	2008
	13.804685	13.669583	-0.98%	0	2007
	11.772075	13.804685	17.27%	0	2006
	11.398242	11.772075	3.28%	0	2005
	10.479628	11.398242	8.77%	0	2004
	8.241098	10.479628	27.16%	0	2003
	10.168024	8.241098	-18.95%	0	2002
	10.972627	10.168024	-7.33%	0	2001
	10.000000	10.972627	9.73%	94	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.072802	8.100963	-26.84%	0	2008
	10.438245	11.072802	6.08%	0	2007
	10.000000	10.438245	4.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.249170	7.391219	-34.30%	0	2008
	10.458077	11.249170	7.56%	0	2007
	10.000000	10.458077	4.58%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.377235	6.879329	-39.53%	0	2008
	10.478080	11.377235	8.58%	0	2007
	10.000000	10.478080	4.78%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.277911	4.071133	-56.12%	0	2008
	7.722824	9.277911	20.14%	0	2007
	7.510092	7.722824	2.83%	0	2006
	7.064247	7.510092	6.31%	0	2005
	6.757203	7.064247	4.54%	0	2004
	5.336703	6.757203	26.62%	0	2003
	6.999329	5.336703	-23.75%	0	2002
	8.378685	6.999329	-16.46%	0	2001
	10.000000	8.378685	-16.21%	130	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.161251	4.204884	-48.48%	0	2008
	6.588341	8.161251	23.87%	0	2007
	6.320946	6.588341	4.23%	0	2006
	6.125116	6.320946	3.20%	0	2005
	6.074291	6.125116	0.84%	0	2004
	4.684602	6.074291	29.67%	0	2003
	6.873186	4.684602	-31.84%	0	2002
	8.556607	6.873186	-19.67%	0	2001
	10.000000	8.556607	-14.43%	514	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.666631	7.073475	-26.83%	0	2008
	9.644314	9.666631	0.23%	0	2007
	8.882808	9.644314	8.57%	0	2006
	8.872122	8.882808	0.12%	0	2005
	8.299774	8.872122	6.90%	0	2004
	6.693962	8.299774	23.99%	0	2003
	6.615679	6.693962	1.18%	0	2002
	7.690792	6.615679	-13.98%	0	2001
	10.000000	7.690792	-23.09%	0	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.729592	7.127637	-26.74%	0	2008
	10.000000	9.729592	-2.70%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.583867	9.989405	-5.62%	0	2008
	10.401873	10.583867	1.75%	0	2007
	10.212376	10.401873	1.86%	0	2006
	10.244356	10.212376	-0.31%	0	2005
	10.056541	10.244356	1.87%	0	2004
	10.000000	10.056541	0.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.035516	6.518356	-40.93%	0	2008
	9.786850	11.035516	12.76%	0	2007
	10.000000	9.786850	-2.13%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.742587	6.436433	-45.19%	0	2008
	10.261088	11.742587	14.44%	0	2007
	8.908494	10.261088	15.18%	0	2006
	7.667533	8.908494	16.18%	0	2005
	6.918808	7.667533	10.82%	0	2004
	4.947533	6.918808	39.84%	0	2003
	6.360758	4.947533	-22.22%	0	2002
	8.275319	6.360758	-23.14%	0	2001
	10.000000	8.275319	-17.25%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.217923	9.983437	-45.20%	0	2008
	15.916952	18.217923	14.46%	0	2007
	13.818489	15.916952	15.19%	0	2006
	11.898254	13.818489	16.14%	0	2005
	10.735566	11.898254	10.83%	0	2004
	7.674279	10.735566	39.89%	0	2003
	10.000000	7.674279	-23.26%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.853433	7.081115	-52.33%	0	2008
	14.406168	14.853433	3.10%	0	2007
	12.695526	14.406168	13.47%	0	2006
	12.676315	12.695526	0.15%	0	2005
	11.388356	12.676315	11.31%	0	2004
	7.390784	11.388356	54.09%	0	2003
	10.000000	7.390784	-26.09%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.185080	7.682907	-31.31%	0	2008
	11.040930	11.185080	1.31%	0	2007
	10.000000	11.040930	10.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.612711	6.287255	-34.59%	0	2008
	10.085402	9.612711	-4.69%	0	2007
	10.000000	10.085402	0.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.551202	-34.49%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.312616	6.152162	-53.79%	0	2008
	10.594341	13.312616	25.66%	0	2007
	10.000000	10.594341	5.94%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	17.003179	9.922715	-41.64%	0	2008
	15.039936	17.003179	13.05%	0	2007
	12.654957	15.039936	18.85%	0	2006
	11.729752	12.654957	7.89%	0	2005
	10.104834	11.729752	16.08%	0	2004
	7.806563	10.104834	29.44%	0	2003
	10.000000	7.806563	-21.93%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.152460	7.073253	-41.80%	0	2008
	10.781178	12.152460	12.72%	0	2007
	10.000000	10.781178	7.81%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.248619	11.666058	3.71%	0	2008
	10.376005	11.248619	8.41%	0	2007
	10.000000	10.376005	3.76%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.762347	8.975741	-34.78%	0	2008
	13.757803	13.762347	0.03%	0	2007
	12.057414	13.757803	14.10%	0	2006
	11.305196	12.057414	6.65%	0	2005
	10.000000	11.305196	13.05%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.669603	5.801929	-45.62%	0	2008
	7.997708	10.669603	33.41%	0	2007
	7.505448	7.997708	6.56%	0	2006
	6.828128	7.505448	9.92%	0	2005
	5.927364	6.828128	15.20%	0	2004
	5.048431	5.927364	17.41%	0	2003
	6.149614	5.048431	-17.91%	0	2002
	8.057707	6.149614	-23.68%	0	2001
	10.000000	8.057707	-19.42%	398	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.351735	2.380753	-45.29%	0	2008
	3.662345	4.351735	18.82%	0	2007
	3.477995	3.662345	5.30%	0	2006
	3.192668	3.477995	8.94%	0	2005
	3.251104	3.192668	-1.80%	0	2004
	2.272896	3.251104	43.04%	0	2003
	3.940768	2.272896	-42.32%	0	2002
	6.439456	3.940768	-38.80%	0	2001
	10.000000	6.439456	-35.61%	226	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.573205	7.435718	-45.22%	0	2008
	11.417717	13.573205	18.88%	0	2007
	10.831745	11.417717	5.41%	0	2006
	9.963065	10.831745	8.72%	0	2005
	10.118326	9.963065	-1.53%	0	2004
	7.042225	10.118326	43.68%	0	2003
	10.000000	7.042225	-29.58%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.863356	10.498642	-37.74%	0	2008
	16.273441	16.863356	3.63%	0	2007
	15.043869	16.273441	8.17%	0	2006
	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004
	10.000000	12.108597	21.09%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.403654	7.185023	-53.36%	0	2008
	12.323352	15.403654	25.00%	0	2007
	8.606007	12.323352	43.19%	0	2006
	6.679058	8.606007	28.85%	0	2005
	5.762859	6.679058	15.90%	0	2004
	4.386570	5.762859	31.38%	0	2003
	6.050905	4.386570	-27.51%	0	2002
	8.094029	6.050905	-25.24%	0	2001
	10.000000	8.094029	-19.06%	231	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.034114	12.615045	-53.34%	0	2008
	21.618856	27.034114	25.05%	0	2007
	15.090633	21.618856	43.26%	0	2006
	11.704869	15.090633	28.93%	0	2005
	10.097209	11.704869	15.92%	0	2004
	7.685015	10.097209	31.39%	0	2003
	10.000000	7.685015	-23.15%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.513012	9.531284	-34.33%	0	2008
	13.815096	14.513012	5.05%	0	2007
	11.739316	13.815096	17.68%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.442071	7.624026	-38.72%	0	2008
	11.866450	12.442071	4.85%	0	2007
	10.717513	11.866450	10.72%	0	2006
	10.125030	10.717513	5.85%	0	2005
	8.952762	10.125030	13.09%	0	2004
	6.958036	8.952762	28.67%	0	2003
	9.688125	6.958036	-28.18%	0	2002
	10.074663	9.688125	-3.84%	0	2001
	10.000000	10.074663	0.75%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.364878	5.420945	-47.70%	0	2008
	10.285228	10.364878	0.77%	0	2007
	10.000000	10.285228	2.85%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	8.868568	4.903986	-44.70%	0	2008
	7.413063	8.868568	19.63%	0	2007
	6.618457	7.413063	12.01%	0	2006
	5.958442	6.618457	11.08%	0	2005
	5.246260	5.958442	13.58%	0	2004
	4.194838	5.246260	25.06%	0	2003
	6.079786	4.194838	-31.00%	0	2002
	8.264028	6.079786	-26.43%	0	2001
	10.000000	8.264028	-17.36%	241	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.552688	6.764719	-53.52%	0	2008
	13.632243	14.552688	6.75%	0	2007
	12.436973	13.632243	9.61%	0	2006
	10.788392	12.436973	15.28%	0	2005
	9.285899	10.788392	16.18%	0	2004
	7.039183	9.285899	31.92%	0	2003
	9.503204	7.039183	-25.93%	0	2002
	10.016641	9.503204	-5.13%	0	2001
	10.000000	10.016641	0.17%	118	2000*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.170525	5.367889	-47.22%	0	2008
	10.108062	10.170525	0.62%	0	2007
	10.000000	10.108062	1.08%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.088638	8.528554	-15.46%	0	2008
	9.862159	10.088638	2.30%	0	2007
	9.691599	9.862159	1.76%	0	2006
	9.782990	9.691599	-0.93%	0	2005
	9.940968	9.782990	-1.59%	0	2004
	10.000000	9.940968	-0.59%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.204161	7.803826	-40.90%	0	2008
	13.454464	13.204161	-1.86%	0	2007
	13.089943	13.454464	2.78%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.642711	8.067051	-40.87%	0	2008
	12.984274	13.642711	5.07%	0	2007
	11.693516	12.984274	11.04%	0	2006
	11.205685	11.693516	4.35%	0	2005
	10.000000	11.205685	12.06%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.769435	7.384802	-31.43%	0	2008
	10.391833	10.769435	3.63%	0	2007
	10.000000	10.391833	3.92%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.431022	9.180297	-11.99%	0	2008
	10.374046	10.431022	0.55%	0	2007
	10.000000	10.374046	3.74%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.917257	7.140620	-40.08%	0	2008
	10.672505	11.917257	11.66%	0	2007
	10.000000	10.672505	6.73%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.146413	6.071730	-45.53%	0	2008
	10.202232	11.146413	9.25%	0	2007
	10.000000	10.202232	2.02%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.736275	5.888236	-39.52%	0	2008
	10.000000	9.736275	-2.64%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.021003	9.155969	-29.68%	0	2008
	12.930728	13.021003	0.70%	0	2007
	11.971599	12.930728	8.01%	0	2006
	11.973871	11.971599	-0.02%	0	2005
	11.137447	11.973871	7.51%	0	2004
	9.327818	11.137447	19.40%	0	2003
	9.253812	9.327818	0.80%	0	2002
	9.094356	9.253812	1.75%	0	2001
	10.000000	9.094356	-9.06%	0	2000*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.288687	7.925884	-29.79%	0	2008
	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.050707	12.805875	-58.76%	0	2008
	21.844707	31.050707	42.14%	0	2007
	16.361176	21.844707	33.52%	0	2006
	12.631012	16.361176	29.53%	0	2005
	10.712671	12.631012	17.91%	0	2004
	6.637825	10.712671	61.39%	0	2003
	8.019048	6.637825	-17.22%	0	2002
	8.662437	8.019048	-7.43%	0	2001
	10.000000	8.662437	-13.38%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	34.833681	14.342993	-58.82%	0	2008
	24.511262	34.833681	42.11%	0	2007
	18.368251	24.511262	33.44%	0	2006
	14.178604	18.368251	29.55%	0	2005
	12.023904	14.178604	17.92%	0	2004
	7.452299	12.023904	61.34%	0	2003
	10.000000	7.452299	-25.48%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.842695	13.001023	-34.48%	0	2008
	16.880404	19.842695	17.55%	0	2007
	12.562643	16.880404	34.37%	0	2006
	12.081402	12.562643	3.98%	0	2005
	9.520724	12.081402	26.90%	0	2004
	7.851830	9.520724	21.25%	0	2003
	10.000000	7.851830	-21.48%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.373033	7.570718	-47.33%	0	2008
	11.577809	14.373033	24.14%	0	2007
	8.916272	11.577809	29.85%	0	2006
	7.011855	8.916272	27.16%	0	2005
	6.288026	7.011855	11.51%	0	2004
	4.747863	6.288026	32.44%	0	2003
	6.406644	4.747863	-25.89%	0	2002
	9.196930	6.406644	-30.34%	0	2001
	10.000000	9.196930	-8.03%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.319519	12.286951	-47.31%	0	2008
	18.783967	23.319519	24.15%	0	2007
	14.467421	18.783967	29.84%	0	2006
	11.380403	14.467421	27.13%	0	2005
	10.191441	11.380403	11.67%	0	2004
	7.711684	10.191441	32.16%	0	2003
	10.000000	7.711684	-22.88%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.701337	6.902839	-45.65%	0	2008
	10.849580	12.701337	17.07%	0	2007
	8.825674	10.849580	22.93%	0	2006
	7.572942	8.825674	16.54%	0	2005
	6.704779	7.572942	12.95%	0	2004
	5.046292	6.704779	32.87%	0	2003
	6.926565	5.046292	-27.15%	0	2002
	8.738100	6.926565	-20.73%	0	2001
	10.000000	8.738100	-12.62%	111	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.512771	13.869177	-45.64%	0	2008
	21.785558	25.512771	17.11%	0	2007
	17.731453	21.785558	22.86%	0	2006
	15.214562	17.731453	16.54%	0	2005
	13.470368	15.214562	12.95%	0	2004
	10.000000	13.470368	34.70%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.100456	-49.00%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.080844	-39.19%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.311827	-36.88%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.863141	-21.37%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.146054	-28.54%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.005325	-9.95%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.501354	-24.99%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.785554	-32.14%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.240441	-17.60%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.788780	-2.11%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.772882	-2.27%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.559576	9.221974	-47.48%	0	2008
	18.188580	17.559576	-3.46%	0	2007
	15.477410	18.188580	17.52%	0	2006
	14.256197	15.477410	8.57%	0	2005
	12.052712	14.256197	18.28%	0	2004
	8.725056	12.052712	38.14%	0	2003
	10.000000	8.725056	-12.75%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.407944	14.103648	5.19%	0	2008
	12.814982	13.407944	4.63%	0	2007
	12.698230	12.814982	0.92%	0	2006
	12.592015	12.698230	0.84%	0	2005
	12.487665	12.592015	0.84%	0	2004
	12.537438	12.487665	-0.40%	0	2003
	11.568435	12.537438	8.38%	0	2002
	11.046858	11.568435	4.72%	0	2001
	10.000000	11.046858	10.47%	0	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.175207	3.695864	-40.15%	0	2008
	5.290573	6.175207	16.72%	0	2007
	5.102822	5.290573	3.68%	0	2006
	4.906318	5.102822	4.01%	0	2005
	4.645451	4.906318	5.62%	0	2004
	3.583776	4.645451	29.62%	0	2003
	5.149067	3.583776	-30.40%	0	2002
	7.338737	5.149067	-29.84%	0	2001
	10.000000	7.338737	-26.61%	113	2000*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.795085	10.071521	-26.99%	0	2008
	12.478276	13.795085	10.55%	0	2007
	12.441599	12.478276	0.29%	0	2006
	11.750327	12.441599	5.88%	0	2005
	11.157887	11.750327	5.31%	0	2004
	8.354139	11.157887	33.56%	0	2003
	10.000000	8.354139	-16.46%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.525594	6.404701	-44.43%	0	2008
	10.791318	11.525594	6.80%	0	2007
	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.391872	10.454125	-8.23%	0	2008
	11.071729	11.391872	2.89%	0	2007
	10.679155	11.071729	3.68%	0	2006
	10.585388	10.679155	0.89%	0	2005
	10.358212	10.585388	2.19%	0	2004
	9.830211	10.358212	5.37%	0	2003
	10.000000	9.830211	-1.70%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.235571	10.150434	-17.04%	0	2008
	11.837986	12.235571	3.36%	0	2007
	11.180361	11.837986	5.88%	0	2006
	10.957118	11.180361	2.04%	0	2005
	10.471145	10.957118	4.64%	0	2004
	9.431089	10.471145	11.03%	0	2003
	10.000000	9.431089	-5.69%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.937452	9.702771	-25.00%	0	2008
	12.540751	12.937452	3.16%	0	2007
	11.532407	12.540751	8.74%	0	2006
	11.210038	11.532407	2.88%	0	2005
	10.480363	11.210038	6.96%	0	2004
	8.939839	10.480363	17.23%	0	2003
	10.000000	8.939839	-10.60%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.943417	9.341269	-33.01%	0	2008
	13.453385	13.943417	3.64%	0	2007
	12.027359	13.453385	11.86%	0	2006
	11.502471	12.027359	4.56%	0	2005
	10.508428	11.502471	9.46%	0	2004
	8.497120	10.508428	23.67%	0	2003
	10.000000	8.497120	-15.03%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.541280	8.967548	-38.33%	0	2008
	14.055673	14.541280	3.45%	0	2007
	12.315522	14.055673	14.13%	0	2006
	11.684267	12.315522	5.40%	0	2005
	10.493512	11.684267	11.35%	0	2004
	8.148907	10.493512	28.77%	0	2003
	10.000000	8.148907	-18.51%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.159826	10.025614	-37.96%	0	2008
	15.387620	16.159826	5.02%	0	2007
	14.338902	15.387620	7.31%	0	2006
	13.098136	14.338902	9.47%	0	2005
	11.589956	13.098136	13.01%	0	2004
	8.814253	11.589956	31.49%	0	2003
	10.657669	8.814253	-17.30%	0	2002
	11.060235	10.657669	-3.64%	0	2001
	10.000000	11.060235	10.60%	77	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.486302	10.450168	-0.34%	0	2008
	10.248862	10.486302	2.32%	0	2007
	10.039984	10.248862	2.08%	0	2006
	10.013760	10.039984	0.26%	0	2005
	10.172211	10.013760	-1.56%	0	2004
	10.352242	10.172211	-1.74%	0	2003
	10.474480	10.352242	-1.17%	0	2002
	10.354832	10.474480	1.16%	0	2001
	10.000000	10.354832	3.55%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.043471	-39.57%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.197999	11.108282	-47.60%	0	2008
	21.092723	21.197999	0.50%	0	2007
	17.596261	21.092723	19.87%	0	2006
	16.080201	17.596261	9.43%	0	2005
	13.692716	16.080201	17.44%	0	2004
	10.000000	13.692716	36.93%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.264075	-37.36%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.248393	-37.52%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.180550	-38.19%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.651221	-33.49%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	7.253569	3.794911	-47.68%	0	2008
	6.769080	7.253569	7.16%	0	2007
	6.716194	6.769080	0.79%	0	2006
	6.362514	6.716194	5.56%	0	2005
	5.744875	6.362514	10.75%	0	2004
	4.381569	5.744875	31.11%	0	2003
	6.726308	4.381569	-34.86%	0	2002
	7.726928	6.726308	-12.95%	0	2001
	10.000000	7.726928	-22.73%	28	2000*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.980292	11.911955	-33.75%	0	2008
	19.779220	17.980292	-9.10%	0	2007
	17.267657	19.779220	14.54%	0	2006
	17.154808	17.267657	0.66%	0	2005
	14.976760	17.154808	14.54%	0	2004
	9.777540	14.976760	53.18%	0	2003
	13.747558	9.777540	-28.88%	0	2002
	10.976551	13.747558	25.24%	0	2001
	10.000000	10.976551	9.77%	90	2000*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.117960	8.520932	-39.64%	0	2008
	14.157788	14.117960	-0.28%	0	2007
	12.939833	14.157788	9.41%	0	2006
	11.797148	12.939833	9.69%	0	2005
	10.150131	11.797148	16.23%	0	2004
	7.370966	10.150131	37.70%	0	2003
	9.130869	7.370966	-19.27%	0	2002
	10.024193	9.130869	-8.91%	0	2001
	10.000000	10.024193	0.24%	0	2000*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.163740	10.631639	-19.24%	0	2008
	12.886250	13.163740	2.15%	0	2007
	12.586525	12.886250	2.38%	0	2006
	12.613599	12.586525	-0.21%	0	2005
	12.124897	12.613599	4.03%	0	2004
	11.074752	12.124897	9.48%	0	2003
	10.578774	11.074752	4.69%	0	2002
	10.399162	10.578774	1.73%	0	2001
	10.000000	10.399162	3.99%	0	2000*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.243898	6.416688	-42.93%	0	2008
	10.645051	11.243898	5.63%	0	2007
	9.593135	10.645051	10.97%	0	2006
	9.142914	9.593135	4.92%	0	2005
	8.531017	9.142914	7.17%	0	2004
	6.851145	8.531017	24.52%	0	2003
	8.489471	6.851145	-19.30%	0	2002
	9.860642	8.489471	-13.91%	0	2001
	10.000000	9.860642	-1.39%	0	2000*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.101487	8.359271	-51.12%	0	2008
	15.700650	17.101487	8.92%	0	2007
	13.845093	15.700650	13.40%	0	2006
	12.853318	13.845093	7.72%	0	2005
	11.082223	12.853318	15.98%	0	2004
	9.035940	11.082223	22.65%	0	2003
	10.000000	9.035940	-9.64%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.786923	-2.13%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.569524	1.792500	-49.78%	0	2008
	3.044189	3.569524	17.26%	0	2007
	2.804063	3.044189	8.56%	0	2006
	2.886274	2.804063	-2.85%	0	2005
	2.833525	2.886274	1.86%	0	2004
	1.869179	2.833525	51.59%	0	2003
	3.345608	1.869179	-44.13%	0	2002
	5.983044	3.345608	-44.08%	0	2001
	10.000000	5.983044	-40.17%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.504428	6.779398	-49.80%	0	2008
	11.508145	13.504428	17.35%	0	2007
	10.608649	11.508145	8.48%	0	2006
	10.919227	10.608649	-2.84%	0	2005
	10.723177	10.919227	1.83%	0	2004
	7.075728	10.723177	51.55%	0	2003
	10.000000	7.075728	-29.24%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.422464	8.846082	-42.64%	0	2008
	12.901495	15.422464	19.54%	0	2007
	13.249315	12.901495	-2.63%	0	2006
	12.114620	13.249315	9.37%	0	2005
	11.032957	12.114620	9.80%	0	2004
	7.413615	11.032957	48.82%	0	2003
	10.000000	7.413615	-25.86%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.641691	5.316780	-38.48%	0	2008
	9.051473	8.641691	-4.53%	0	2007
	7.996733	9.051473	13.19%	0	2006
	7.855009	7.996733	1.80%	0	2005
	6.845985	7.855009	14.74%	0	2004
	5.333933	6.845985	28.35%	0	2003
	7.297305	5.333933	-26.91%	0	2002
	8.508038	7.297305	-14.23%	0	2001
	10.000000	8.508038	-14.92%	0	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.557199	-44.43%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.540588	5.075378	-46.80%	0	2008
	8.560216	9.540588	11.45%	0	2007
	8.120254	8.560216	5.42%	0	2006
	7.911700	8.120254	2.64%	0	2005
	7.576537	7.911700	4.42%	0	2004
	5.925190	7.576537	27.87%	0	2003
	8.296362	5.925190	-28.58%	0	2002
	9.719952	8.296362	-14.65%	0	2001
	10.000000	9.719952	-2.80%	177	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.909611	12.794666	-41.60%	0	2008
	21.102399	21.909611	3.83%	0	2007
	18.360965	21.102399	14.93%	0	2006
	16.443768	18.360965	11.66%	0	2005
	14.127467	16.443768	16.40%	0	2004
	10.000000	14.127467	41.27%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.354182	7.799256	-41.60%	0	2008
	12.864419	13.354182	3.81%	0	2007
	11.192856	12.864419	14.93%	0	2006
	10.026745	11.192856	11.63%	0	2005
	8.616696	10.026745	16.36%	0	2004
	6.169578	8.616696	39.66%	0	2003
	8.114391	6.169578	-23.97%	0	2002
	9.448430	8.114391	-14.12%	0	2001
	10.000000	9.448430	-5.52%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.508614	1.959797	-79.39%	0	2008
	10.000000	9.508614	-4.91%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.184946	2.120995	-79.18%	0	2008
	10.442033	10.184946	-2.46%	0	2007
	10.000000	10.442033	4.42%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.763419	5.865960	-39.92%	0	2008
	9.576043	9.763419	1.96%	0	2007
	8.524930	9.576043	12.33%	0	2006
	8.237190	8.524930	3.49%	0	2005
	7.706387	8.237190	6.89%	0	2004
	6.227682	7.706387	23.74%	0	2003
	7.854137	6.227682	-20.71%	0	2002
	8.954125	7.854137	-12.28%	0	2001
	10.000000	8.954125	-10.46%	407	2000*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.584717	5.818513	-39.29%	0	2008
	9.936910	9.584717	-3.54%	0	2007
	10.000000	9.936910	-0.63%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.914359	2.941370	-50.27%	0	2008
	5.696738	5.914359	3.82%	0	2007
	5.666015	5.696738	0.54%	0	2006
	5.165208	5.666015	9.70%	0	2005
	4.416101	5.165208	16.96%	0	2004
	3.600785	4.416101	22.64%	0	2003
	5.106824	3.600785	-29.49%	0	2002
	7.610281	5.106824	-32.90%	0	2001
	10.000000	7.610281	-23.90%	61	2000*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.878399	9.876563	-9.21%	0	2008
	10.069641	10.878399	8.03%	0	2007
	10.000000	10.069641	0.70%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	10.951742	11.202231	2.29%	0	2008
	10.314928	10.951742	6.17%	0	2007
	10.000000	10.314928	3.15%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.104898	6.151367	-44.61%	0	2008
	10.938569	11.104898	1.52%	0	2007
	10.000000	10.938569	9.39%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.271850	7.383165	-39.84%	0	2008
	11.543155	12.271850	6.31%	0	2007
	10.000000	11.543155	15.43%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	8.974910	5.261144	-41.38%	0	2008
	10.262549	8.974910	-12.55%	0	2007
	10.000000	10.262549	2.63%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.335616	8.058208	-28.91%	0	2008
	10.948825	11.335616	3.53%	0	2007
	10.000000	10.948825	9.49%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.372884	6.837770	-39.88%	0	2008
	11.329103	11.372884	0.39%	0	2007
	10.000000	11.329103	13.29%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.482672	7.167342	-31.63%	0	2008
	10.517998	10.482672	-0.34%	0	2007
	10.000000	10.517998	5.18%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.565631	6.935707	-40.03%	0	2008
	10.744085	11.565631	7.65%	0	2007
	10.000000	10.744085	7.44%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.633086	7.427400	-30.15%	0	2008
	10.691588	10.633086	-0.55%	0	2007
	10.000000	10.691588	6.92%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.610435	5.467774	-48.47%	0	2008
	10.290507	10.610435	3.11%	0	2007
	10.000000	10.290507	2.91%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.858317	6.057708	-38.55%	0	2008
	10.762168	9.858317	-8.40%	0	2007
	10.000000	10.762168	7.62%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.506340	6.443359	-44.00%	0	2008
	10.476335	11.506340	9.83%	0	2007
	10.000000	10.476335	4.76%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.985484	6.836638	-37.77%	0	2008
	10.920453	10.985484	0.60%	0	2007
	10.000000	10.920453	9.20%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.457943	10.345505	-1.08%	0	2008
	10.178889	10.457943	2.74%	0	2007
	10.000000	10.178889	1.79%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.642560	9.331893	-12.32%	0	2008
	10.336374	10.642560	2.96%	0	2007
	10.000000	10.336374	3.36%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.709644	17.194089	-16.98%	0	2008
	19.910144	20.709644	4.02%	0	2007
	18.399449	19.910144	8.21%	0	2006
	16.784659	18.399449	9.62%	0	2005
	15.617128	16.784659	7.48%	0	2004
	12.507520	15.617128	24.86%	0	2003
	11.727023	12.507520	6.66%	0	2002
	10.908993	11.727023	7.50%	0	2001
	10.000000	10.908993	9.09%	0	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.064993	9.227135	-45.93%	0	2008
	15.252481	17.064993	11.88%	0	2007
	12.481373	15.252481	22.20%	0	2006
	11.507166	12.481373	8.47%	0	2005
	10.038449	11.507166	14.63%	0	2004
	8.067811	10.038449	24.43%	0	2003
	10.000000	8.067811	-19.32%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.571700	4.975311	-48.02%	0	2008
	7.991846	9.571700	19.77%	0	2007
	7.489092	7.991846	6.71%	0	2006
	6.522764	7.489092	14.81%	0	2005
	5.493303	6.522764	18.74%	0	2004
	3.968059	5.493303	38.44%	0	2003
	5.902986	3.968059	-32.78%	0	2002
	8.553505	5.902986	-30.99%	0	2001
	10.000000	8.553505	-14.46%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.129514	17.057591	-39.36%	0	2008
	34.741252	28.129514	-19.03%	0	2007
	25.769851	34.741252	34.81%	0	2006
	22.543894	25.769851	14.31%	0	2005
	16.925889	22.543894	33.19%	0	2004
	12.604542	16.925889	34.28%	0	2003
	13.010337	12.604542	-3.12%	0	2002
	12.131359	13.010337	7.25%	0	2001
	11.705527	12.131359	3.64%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.531906	10.164201	-65.58%	0	2008
	21.986528	29.531906	34.32%	0	2007
	16.135026	21.986528	36.27%	0	2006
	12.529523	16.135026	28.78%	0	2005
	10.000000	12.529523	25.30%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	22.316926	7.674623	-65.61%	0	2008
	16.609059	22.316926	34.37%	0	2007
	12.192435	16.609059	36.22%	0	2006
	9.458423	12.192435	28.91%	0	2005
	7.693914	9.458423	22.93%	0	2004
	5.109807	7.693914	50.57%	0	2003
	5.389321	5.109807	-5.19%	0	2002
	5.621762	5.389321	-4.13%	0	2001
	10.000000	5.621762	-43.78%	36	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.653466	16.660041	-47.37%	0	2008
	22.307597	31.653466	41.90%	0	2007
	18.342194	22.307597	21.62%	0	2006
	12.387689	18.342194	48.07%	0	2005
	10.000000	12.387689	23.88%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	39.226806	20.635410	-47.39%	0	2008
	27.639443	39.226806	41.92%	0	2007
	22.734460	27.639443	21.58%	0	2006
	15.348524	22.734460	48.12%	0	2005
	12.652194	15.348524	21.31%	0	2004
	8.948634	12.652194	41.39%	0	2003
	9.431352	8.948634	-5.12%	0	2002
	10.786422	9.431352	-12.56%	0	2001
	10.000000	10.786422	7.86%	0	2000*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.845907	7.793629	-39.33%	0	2008
	11.965856	12.845907	7.35%	0	2007
	10.778386	11.965856	11.02%	0	2006
	10.149298	10.778386	6.20%	0	2005
	9.477423	10.149298	7.09%	0	2004
	7.190699	9.477423	31.80%	0	2003
	9.619117	7.190699	-25.25%	0	2002
	9.820833	9.619117	-2.05%	0	2001
	10.000000	9.820833	-1.79%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.128125	7.093890	-41.51%	0	2008
	11.648912	12.128125	4.11%	0	2007
	10.629632	11.648912	9.59%	0	2006
	10.089141	10.629632	5.36%	0	2005
	8.739480	10.089141	15.44%	0	2004
	6.532202	8.739480	33.79%	0	2003
	9.141241	6.532202	-28.54%	0	2002
	9.700655	9.141241	-5.77%	0	2001
	10.000000	9.700655	-2.99%	0	2000*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.677359	6.427303	-39.80%	0	2008
	10.705494	10.677359	-0.26%	0	2007
	9.921033	10.705494	7.91%	0	2006
	9.653816	9.921033	2.77%	0	2005
	9.199368	9.653816	4.94%	0	2004
	8.100087	9.199368	13.57%	0	2003
	10.011414	8.100087	-19.09%	0	2002
	10.000000	10.011414	0.11%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.892343	5.582070	-53.06%	0	2008
	12.022453	11.892343	-1.08%	0	2007
	10.905890	12.022453	10.24%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.038450	6.756406	-43.88%	0	2008
	11.013028	12.038450	9.31%	0	2007
	10.614411	11.013028	3.76%	0	2006
	9.991753	10.614411	6.23%	0	2005
	9.601251	9.991753	4.07%	0	2004
	7.595032	9.601251	26.41%	0	2003
	10.287848	7.595032	-26.17%	0	2002
	10.000000	10.287848	2.88%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.335424	6.907074	-44.01%	0	2008
	11.313069	12.335424	9.04%	0	2007
	10.928474	11.313069	3.52%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.322348	7.390241	-48.40%	0	2008
	13.276087	14.322348	7.88%	0	2007
	11.699704	13.276087	13.47%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.054683	8.900509	-31.82%	0	2008
	12.373166	13.054683	5.51%	0	2007
	10.862242	12.373166	13.91%	0	2006
	10.567185	10.862242	2.79%	0	2005
	9.935862	10.567185	6.35%	0	2004
	8.181925	9.935862	21.44%	0	2003
	9.930882	8.181925	-17.61%	0	2002
	10.000000	9.930882	-0.69%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.582268	8.068748	-30.34%	0	2008
	10.610712	11.582268	9.16%	0	2007
	10.000000	10.610712	6.11%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.681918	6.310662	-45.98%	0	2008
	12.672839	11.681918	-7.82%	0	2007
	10.000000	12.672839	26.73%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	19.986121	11.629166	-41.81%	0	2008
	17.852402	19.986121	11.95%	0	2007
	14.263033	17.852402	25.17%	0	2006
	12.391145	14.263033	15.11%	0	2005
	10.238001	12.391145	21.03%	0	2004
	8.127526	10.238001	25.97%	0	2003
	10.000000	8.127526	-18.72%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.440529	6.890498	-39.77%	0	2008
	10.137477	11.440529	12.85%	0	2007
	10.000000	10.137477	1.37%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.077839	9.454876	-37.29%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.007549	6.388857	-36.16%	0	2008
	10.261944	10.007549	-2.48%	0	2007
	8.979194	10.261944	14.29%	0	2006
	8.792164	8.979194	2.13%	0	2005
	7.972455	8.792164	10.28%	0	2004
	6.314735	7.972455	26.25%	0	2003
	8.024694	6.314735	-21.31%	0	2002
	8.972837	8.024694	-10.57%	0	2001
	10.000000	8.972837	-10.27%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.612351	5.176200	-46.15%	0	2008
	8.343406	9.612351	15.21%	0	2007
	6.836952	8.343406	22.03%	0	2006
	6.184797	6.836952	10.54%	0	2005
	5.513935	6.184797	12.17%	0	2004
	4.537318	5.513935	21.52%	0	2003
	5.838454	4.537318	-22.29%	0	2002
	8.447635	5.838454	-30.89%	0	2001
	10.000000	8.447635	-15.52%	76	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	16.914813	9.108528	-46.15%	0	2008
	14.681850	16.914813	15.21%	0	2007
	12.030939	14.681850	22.03%	0	2006
	10.898166	12.030939	10.39%	0	2005
	9.702833	10.898166	12.32%	0	2004
	7.984272	9.702833	21.52%	0	2003
	10.000000	7.984272	-20.16%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.463533	7.725629	-26.17%	0	2008
	10.975322	10.463533	-4.66%	0	2007
	10.000000	10.975322	9.75%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.578774	6.612810	-42.89%	0	2008
	9.804434	11.578774	18.10%	0	2007
	10.385131	9.804434	-5.59%	0	2006
	10.414220	10.385131	-0.28%	0	2005
	9.641011	10.414220	8.02%	0	2004
	7.908701	9.641011	21.90%	0	2003
	10.000000	7.908701	-20.91%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.025936	12.167297	-28.54%	0	2008
	18.392029	17.025936	-7.43%	0	2007
	15.880613	18.392029	15.81%	0	2006
	15.490196	15.880613	2.52%	0	2005
	13.881342	15.490196	11.59%	0	2004
	11.028599	13.881342	25.87%	0	2003
	12.932209	11.028599	-14.72%	0	2002
	11.745952	12.932209	10.10%	0	2001
	10.000000	11.745952	17.46%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.921233	6.478719	-49.86%	0	2008
	9.472871	12.921233	36.40%	0	2007
	10.000000	9.472871	-5.27%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.017114	10.581877	-3.95%	0	2008
	10.310617	11.017114	6.85%	0	2007
	10.398399	10.310617	-0.84%	0	2006
	10.489471	10.398399	-0.87%	0	2005
	10.157199	10.489471	3.27%	0	2004
	10.000000	10.157199	1.57%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.260729	7.392122	-39.71%	0	2008
	12.309469	12.260729	-0.40%	0	2007
	10.897560	12.309469	12.96%	0	2006
	10.457033	10.897560	4.21%	0	2005
	9.566782	10.457033	9.31%	0	2004
	7.817492	9.573802	22.47%	0	2003
	10.171988	7.817492	-23.15%	0	2002
	10.000000	10.171988	1.72%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.038178	7.351048	-38.94%	0	2008
	13.105080	12.038178	-8.14%	0	2007
	11.070200	13.105080	18.38%	0	2006
	10.609037	11.070200	4.35%	0	2005
	9.604341	10.609037	10.46%	0	2004
	7.960156	9.604341	20.66%	0	2003
	10.150023	7.960156	-21.57%	0	2002
	10.000000	10.150023	1.50%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.476802	8.694789	-52.94%	0	2008
	14.023106	18.476802	31.76%	0	2007
	13.913383	14.023106	0.79%	0	2006
	12.462299	13.913383	11.64%	0	2005
	10.895288	12.462299	14.38%	0	2004
	8.173896	10.895288	33.29%	0	2003
	10.469141	8.173896	-21.92%	0	2002
	10.000000	10.469141	4.69%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	9.886999	5.689712	-42.45%	0	2008
	8.689312	9.886999	13.78%	0	2007
	7.502806	8.689312	15.81%	0	2006
	6.545274	7.502806	14.63%	0	2005
	5.844548	6.545274	11.99%	0	2004
	4.499262	5.844548	29.90%	0	2003
	5.755710	4.499262	-21.83%	0	2002
	7.588692	5.755710	-24.15%	0	2001
	10.000000	7.588692	-24.51%	0	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	6.506428	3.381126	-48.03%	0	2008
	6.942013	6.506428	-6.27%	0	2007
	6.282663	6.942013	10.49%	0	2006
	5.541945	6.282663	13.37%	0	2005
	4.812451	5.541945	15.16%	0	2004
	3.339227	4.812451	44.12%	0	2003
	5.196462	3.339227	-35.74%	0	2002
	7.462157	5.196462	-30.36%	0	2001
	10.000000	7.462157	-25.38%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.525932	8.423810	-37.72%	0	2008
	13.617166	13.525932	-0.67%	0	2007
	11.689121	13.617166	16.49%	0	2006
	11.073860	11.689121	5.56%	0	2005
	10.190182	11.073860	8.67%	0	2004
	8.341470	10.190182	22.16%	0	2003
	11.113625	8.341470	-24.94%	0	2002
	11.281857	11.113625	-1.49%	0	2001
	10.000000	11.281857	12.82%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.689034	9.229802	-32.58%	0	2008
	14.120064	13.689034	-3.05%	0	2007
	12.644168	14.120064	11.67%	0	2006
	12.080299	12.644168	4.67%	0	2005
	10.154841	12.080299	18.96%	0	2004
	7.551312	10.154841	34.48%	0	2003
	10.000000	7.551312	-24.49%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.664689	4.265298	-36.00%	0	2008
	6.336173	6.664689	5.18%	0	2007
	5.944596	6.336173	6.59%	0	2006
	5.877830	5.944596	1.14%	0	2005
	5.670198	5.877830	3.66%	0	2004
	4.610579	5.670198	22.98%	0	2003
	6.648678	4.610579	-30.65%	0	2002
	8.800025	6.648678	-24.45%	0	2001
	10.000000	8.800025	-12.00%	0	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.393958	5.762871	-38.65%	0	2008
	9.145601	9.393958	2.72%	0	2007
	8.112547	9.145601	12.73%	0	2006
	7.938978	8.112547	2.19%	0	2005
	7.351863	7.938978	7.99%	0	2004
	5.868053	7.351863	25.29%	0	2003
	7.744438	5.868053	-24.23%	0	2002
	9.036946	7.744438	-14.30%	0	2001
	10.000000	9.036946	-9.63%	197	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.288511	7.073937	-31.24%	0	2008
	9.840986	10.288511	4.55%	0	2007
	8.655977	9.840986	13.69%	0	2006
	8.496247	8.655977	1.88%	0	2005
	8.286969	8.496247	2.53%	0	2004
	7.007185	8.286969	18.26%	0	2003
	8.620573	7.007185	-18.72%	0	2002
	9.740687	8.620573	-11.50%	0	2001
	10.000000	9.740687	-2.59%	197	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.654214	6.489021	-39.09%	0	2008
	12.275424	10.654214	-13.21%	0	2007
	12.119579	12.275424	1.29%	0	2006
	11.735886	12.119579	3.27%	0	2005
	10.799675	11.735886	8.67%	0	2004
	8.402237	10.799675	28.53%	0	2003
	10.644833	8.402237	-21.07%	0	2002
	10.000000	10.644833	6.45%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	17.795478	10.885799	-38.83%	0	2008
	17.508259	17.795478	1.64%	0	2007
	14.631179	17.508259	19.66%	0	2006
	13.396995	14.631179	9.21%	0	2005
	11.436400	13.396995	17.14%	0	2004
	8.593191	11.436400	33.09%	0	2003
	10.031243	8.593191	-14.34%	0	2002
	10.000000	10.031243	0.31%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.834083	9.515150	-3.24%	0	2008
	10.229189	9.834083	-3.86%	0	2007
	10.000000	10.229189	2.29%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.043229	11.802415	-9.51%	0	2008
	12.682887	13.043229	2.84%	0	2007
	12.475631	12.682887	1.66%	0	2006
	12.617862	12.475631	-1.13%	0	2005
	12.476492	12.617862	1.13%	0	2004
	12.215805	12.476492	2.13%	0	2003*
	11.450466	12.215805	6.68%	0	2002
	10.862915	11.450466	5.41%	0	2001
	10.000000	10.862915	8.63%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.839411	7.750833	-43.99%	0	2008
	12.068543	13.839411	14.67%	0	2007
	11.080287	12.068543	8.92%	0	2006
	9.715084	11.080287	14.05%	0	2005
	8.630103	9.715084	12.57%	0	2004
	6.888902	8.630103	25.28%	0	2003
	7.792914	6.888902	-11.60%	0	2002
	9.112186	7.792914	-14.48%	0	2001
	10.000000	9.112186	-8.88%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.228130	5.886190	-55.50%	0	2008
	9.307139	13.228130	42.13%	0	2007
	10.000000	9.307139	-6.93%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.614090	7.612543	-44.08%	0	2008
	13.755727	13.614090	-1.03%	0	2007
	11.736316	13.755727	17.21%	0	2006
	11.369410	11.736316	3.23%	0	2005
	10.458473	11.369410	8.71%	0	2004
	8.228682	10.458473	27.10%	0	2003
	10.157909	8.228682	-18.99%	0	2002
	10.967362	10.157909	-7.38%	0	2001
	10.000000	10.967362	9.67%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.063337	8.089903	-26.88%	0	2008
	10.434691	11.063337	6.02%	0	2007
	10.000000	10.434691	4.35%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.239575	7.381128	-34.33%	0	2008
	10.454528	11.239575	7.51%	0	2007
	10.000000	10.454528	4.55%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.367516	6.869912	-39.57%	0	2008
	10.474525	11.367516	8.53%	0	2007
	10.000000	10.474525	4.75%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.240229	4.052513	-56.14%	0	2008
	7.695417	9.240229	20.07%	0	2007
	7.487253	7.695417	2.78%	0	2006
	7.046363	7.487253	6.26%	0	2005
	6.743547	7.046363	4.49%	0	2004
	5.328641	6.743547	26.55%	0	2003
	6.992348	5.328641	-23.79%	0	2002
	8.374665	6.992348	-16.51%	0	2001
	10.000000	8.374665	-16.25%	117	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.128071	4.185642	-48.50%	0	2008
	6.564934	8.128071	23.81%	0	2007
	6.301719	6.564934	4.18%	0	2006
	6.109604	6.301719	3.14%	0	2005
	6.062008	6.109604	0.79%	0	2004
	4.677524	6.062008	29.60%	0	2003
	6.866341	4.677524	-31.88%	0	2002
	8.552504	6.866341	-19.72%	0	2001
	10.000000	8.552504	-14.47%	170	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.627393	7.041162	-26.86%	0	2008
	9.610112	9.627393	0.18%	0	2007
	8.855830	9.610112	8.52%	0	2006
	8.849692	8.855830	0.07%	0	2005
	8.283036	8.849692	6.84%	0	2004
	6.683879	8.283036	23.93%	0	2003
	6.609095	6.683879	1.13%	0	2002
	7.687098	6.609095	-14.02%	0	2001
	10.000000	7.687098	-23.13%	0	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.726263	7.121545	-26.78%	0	2008
	10.000000	9.726263	-2.74%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.558595	9.960448	-5.67%	0	2008
	10.382384	10.558595	1.70%	0	2007
	10.198448	10.382384	1.80%	0	2006
	10.235614	10.198448	-0.36%	0	2005
	10.053100	10.235614	1.82%	0	2004
	10.000000	10.053100	0.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.026093	6.509445	-40.96%	0	2008
	9.783530	11.026093	12.70%	0	2007
	10.000000	9.783530	-2.16%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.694938	6.407026	-45.22%	0	2008
	10.224714	11.694938	14.38%	0	2007
	8.881457	10.224714	15.12%	0	2006
	7.648150	8.881457	16.13%	0	2005
	6.904847	7.648150	10.76%	0	2004
	4.940077	6.904847	39.77%	0	2003
	6.354429	4.940077	-22.26%	0	2002
	8.271345	6.354429	-23.18%	0	2001
	10.000000	8.271345	-17.29%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.165107	9.949383	-45.23%	0	2008
	15.878983	18.165107	14.40%	0	2007
	13.792574	15.878983	15.13%	0	2006
	11.882005	13.792574	16.08%	0	2005
	10.726400	11.882005	10.77%	0	2004
	7.671655	10.726400	39.82%	0	2003
	10.000000	7.671655	-23.28%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.810392	7.056969	-52.35%	0	2008
	14.371820	14.810392	3.05%	0	2007
	12.671724	14.371820	13.42%	0	2006
	12.659004	12.671724	0.10%	0	2005
	11.378628	12.659004	11.25%	0	2004
	7.388252	11.378628	54.01%	0	2003
	10.000000	7.388252	-26.12%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.175523	7.672400	-31.35%	0	2008
	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.604478	6.278636	-34.63%	0	2008
	10.081968	9.604478	-4.74%	0	2007
	10.000000	10.081968	0.82%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.548953	-34.51%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.301249	6.143755	-53.81%	0	2008
	10.590740	13.301249	25.59%	0	2007
	10.000000	10.590740	5.91%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	16.953885	9.888869	-41.67%	0	2008
	15.004060	16.953885	13.00%	0	2007
	12.631213	15.004060	18.79%	0	2006
	11.713722	12.631213	7.83%	0	2005
	10.096197	11.713722	16.02%	0	2004
	7.803882	10.096197	29.37%	0	2003
	10.000000	7.803882	-21.96%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.142070	7.063581	-41.83%	0	2008
	10.777524	12.142070	12.66%	0	2007
	10.000000	10.777524	7.78%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.239015	11.650131	3.66%	0	2008
	10.372479	11.239015	8.35%	0	2007
	10.000000	10.372479	3.72%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.736567	8.954323	-34.81%	0	2008
	13.739103	13.736567	-0.02%	0	2007
	12.047181	13.739103	14.04%	0	2006
	11.301365	12.047181	6.60%	0	2005
	10.000000	11.301365	13.01%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.626417	5.775477	-45.65%	0	2008
	7.969439	10.626417	33.34%	0	2007
	7.482729	7.969439	6.50%	0	2006
	6.810930	7.482729	9.86%	0	2005
	5.915457	6.810930	15.14%	0	2004
	5.040861	5.915457	17.35%	0	2003
	6.143541	5.040861	-17.95%	0	2002
	8.053910	6.143541	-23.72%	0	2001
	10.000000	8.053910	-19.46%	151	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.334094	2.369881	-45.32%	0	2008
	3.649383	4.334094	18.76%	0	2007
	3.467458	3.649383	5.25%	0	2006
	3.184614	3.467458	8.88%	0	2005
	3.244554	3.184614	-1.85%	0	2004
	2.269481	3.244554	42.96%	0	2003
	3.936867	2.269481	-42.35%	0	2002
	6.436409	3.936867	-38.83%	0	2001
	10.000000	6.436409	-35.64%	158	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.533858	7.410355	-45.25%	0	2008
	11.390481	13.533858	18.82%	0	2007
	10.811429	11.390481	5.36%	0	2006
	9.949473	10.811429	8.66%	0	2005
	10.109691	9.949473	-1.58%	0	2004
	7.039813	10.109691	43.61%	0	2003
	10.000000	7.039813	-29.60%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.823132	10.468223	-37.77%	0	2008
	16.242991	16.823132	3.57%	0	2007
	15.023383	16.242991	8.12%	0	2006
	13.877326	15.023383	8.26%	0	2005
	12.104452	13.877326	14.65%	0	2004
	10.000000	12.104452	21.04%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.341277	7.152243	-53.38%	0	2008
	12.279774	15.341277	24.93%	0	2007
	8.579948	12.279774	43.12%	0	2006
	6.662236	8.579948	28.78%	0	2005
	5.751283	6.662236	15.84%	0	2004
	4.379992	5.751283	31.31%	0	2003
	6.044928	4.379992	-27.54%	0	2002
	8.090205	6.044928	-25.28%	0	2001
	10.000000	8.090205	-19.10%	68	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.955758	12.572016	-53.36%	0	2008
	21.567293	26.955758	24.98%	0	2007
	15.062331	21.567293	43.19%	0	2006
	11.688875	15.062331	28.86%	0	2005
	10.088564	11.688875	15.86%	0	2004
	7.682372	10.088564	31.32%	0	2003
	10.000000	7.682372	-23.18%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.470962	9.498793	-34.36%	0	2008
	13.782151	14.470962	5.00%	0	2007
	11.717300	13.782151	17.62%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.391554	7.589173	-38.76%	0	2008
	11.824356	12.391554	4.80%	0	2007
	10.684961	11.824356	10.66%	0	2006
	10.099425	10.684961	5.80%	0	2005
	8.934708	10.099425	13.04%	0	2004
	6.947557	8.934708	28.60%	0	2003
	9.678498	6.947557	-28.22%	0	2002
	10.069841	9.678498	-3.89%	0	2001
	10.000000	10.069841	0.70%	0	2000*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.356023	5.413531	-47.73%	0	2008
	10.281735	10.356023	0.72%	0	2007
	10.000000	10.281735	2.82%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	8.832566	4.881571	-44.73%	0	2008
	7.386768	8.832566	19.57%	0	2007
	6.598347	7.386768	11.95%	0	2006
	5.943369	6.598347	11.02%	0	2005
	5.235657	5.943369	13.52%	0	2004
	4.188500	5.235657	25.00%	0	2003
	6.073731	4.188500	-31.04%	0	2002
	8.260056	6.073731	-26.47%	0	2001
	10.000000	8.260056	-17.40%	133	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.493567	6.733764	-53.54%	0	2008
	13.583867	14.493567	6.70%	0	2007
	12.399180	13.583867	9.55%	0	2006
	10.761093	12.399180	15.22%	0	2005
	9.267150	10.761093	16.12%	0	2004
	7.028558	9.267150	31.85%	0	2003
	9.493735	7.028558	-25.97%	0	2002
	10.011830	9.493735	-5.17%	0	2001
	10.000000	10.011830	0.12%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.161816	5.360538	-47.25%	0	2008
	10.104615	10.161816	0.57%	0	2007
	10.000000	10.104615	1.05%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.064547	8.503830	-15.51%	0	2008
	9.843687	10.064547	2.24%	0	2007
	9.678381	9.843687	1.71%	0	2006
	9.774634	9.678381	-0.98%	0	2005
	9.937559	9.774634	-1.64%	0	2004
	10.000000	9.937559	-0.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.165890	7.777212	-40.93%	0	2008
	13.422380	13.165890	-1.91%	0	2007
	13.065402	13.422380	2.73%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.617155	8.047798	-40.90%	0	2008
	12.966630	13.617155	5.02%	0	2007
	11.683597	12.966630	10.98%	0	2006
	11.201903	11.683597	4.30%	0	2005
	10.000000	11.201903	12.02%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.760245	7.374717	-31.46%	0	2008
	10.388304	10.760245	3.58%	0	2007
	10.000000	10.388304	3.88%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.422119	9.167766	-12.04%	0	2008
	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.907068	7.130857	-40.11%	0	2008
	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.136891	6.063428	-45.56%	0	2008
	10.198772	11.136891	9.20%	0	2007
	10.000000	10.198772	1.99%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.732937	5.883189	-39.55%	0	2008
	10.000000	9.732937	-2.67%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.968114	9.114099	-29.72%	0	2008
	12.884834	12.968114	0.65%	0	2007
	11.935199	12.884834	7.96%	0	2006
	11.943568	11.935199	-0.07%	0	2005
	11.114956	11.943568	7.45%	0	2004
	9.313744	11.114956	19.34%	0	2003
	9.244593	9.313744	0.75%	0	2002
	9.089988	9.244593	1.70%	0	2001
	10.000000	9.089988	-9.10%	0	2000*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.273300	7.911027	-29.83%	0	2008
	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	30.935743	12.751903	-58.78%	0	2008
	21.775028	30.935743	42.07%	0	2007
	16.317327	21.775028	33.45%	0	2006
	12.603584	16.317327	29.47%	0	2005
	10.694877	12.603584	17.85%	0	2004
	6.630188	10.694877	61.31%	0	2003
	8.013930	6.630188	-17.27%	0	2002
	8.661369	8.013930	-7.48%	0	2001
	10.000000	8.661369	-13.39%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	34.732787	14.294095	-58.85%	0	2008
	24.452850	34.732787	42.04%	0	2007
	18.333827	24.452850	33.38%	0	2006
	14.159261	18.333827	29.48%	0	2005
	12.013648	14.159261	17.86%	0	2004
	7.449736	12.013648	61.26%	0	2003
	10.000000	7.449736	-25.50%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.782521	12.954944	-34.51%	0	2008
	16.837862	19.782521	17.49%	0	2007
	12.537375	16.837862	34.30%	0	2006
	12.063261	12.537375	3.93%	0	2005
	9.511280	12.063261	26.83%	0	2004
	7.848070	9.511280	21.19%	0	2003
	10.000000	7.848070	-21.52%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.319755	7.538785	-47.35%	0	2008
	11.540830	14.319755	24.08%	0	2007
	8.892339	11.540830	29.78%	0	2006
	6.996610	8.892339	27.09%	0	2005
	6.277561	6.996610	11.45%	0	2004
	4.742390	6.277561	32.37%	0	2003
	6.402544	4.742390	-25.93%	0	2002
	9.195793	6.402544	-30.38%	0	2001
	10.000000	9.195793	-8.04%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.251991	12.245083	-47.34%	0	2008
	18.739211	23.251991	24.08%	0	2007
	14.440324	18.739211	29.77%	0	2006
	11.364890	14.440324	27.06%	0	2005
	10.182761	11.364890	11.61%	0	2004
	7.709045	10.182761	32.09%	0	2003
	10.000000	7.709045	-22.91%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.649766	6.871281	-45.68%	0	2008
	10.811102	12.649766	17.01%	0	2007
	8.798854	10.811102	22.87%	0	2006
	7.553777	8.798854	16.48%	0	2005
	6.691231	7.553777	12.89%	0	2004
	5.038678	6.691231	32.80%	0	2003
	6.919663	5.038678	-27.18%	0	2002
	8.733904	6.919663	-20.77%	0	2001
	10.000000	8.733904	-12.66%	0	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.451878	13.828975	-45.67%	0	2008
	21.744743	25.451878	17.05%	0	2007
	17.707270	21.744743	22.80%	0	2006
	15.201585	17.707270	16.48%	0	2005
	13.465767	15.201585	12.89%	0	2004
	10.000000	13.465767	34.66%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.098702	-49.01%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.078756	-39.21%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.309660	-36.90%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.860440	-21.40%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.143618	-28.56%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.002246	-9.98%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.498783	-25.01%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.783234	-32.17%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.237629	-17.62%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.785442	-2.15%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.769545	-2.30%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.506332	9.189284	-47.51%	0	2008
	18.142772	17.506332	-3.51%	0	2007
	15.446317	18.142772	17.46%	0	2006
	14.234819	15.446317	8.51%	0	2005
	12.040805	14.234819	18.22%	0	2004
	8.720889	12.040805	38.07%	0	2003
	10.000000	8.720889	-12.79%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.353517	14.039207	5.13%	0	2008
	12.769517	13.353517	4.57%	0	2007
	12.659640	12.769517	0.87%	0	2006
	12.560166	12.659640	0.79%	0	2005
	12.462463	12.560166	0.78%	0	2004
	12.518543	12.462463	-0.45%	0	2003
	11.556910	12.518543	8.32%	0	2002
	11.041543	11.556910	4.67%	0	2001
	10.000000	11.041543	10.42%	0	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.150111	3.678961	-40.18%	0	2008
	5.271787	6.150111	16.66%	0	2007
	5.087297	5.271787	3.63%	0	2006
	4.893893	5.087297	3.95%	0	2005
	4.636063	4.893893	5.56%	0	2004
	3.578377	4.636063	29.56%	0	2003
	5.143941	3.578377	-30.44%	0	2002
	7.335214	5.143941	-29.87%	0	2001
	10.000000	7.335214	-26.65%	0	2000*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.753256	10.035833	-27.03%	0	2008
	12.446841	13.753256	10.50%	0	2007
	12.416600	12.446841	0.24%	0	2006
	11.732710	12.416600	5.83%	0	2005
	11.146865	11.732710	5.26%	0	2004
	8.350153	11.146865	33.49%	0	2003
	10.000000	8.350153	-16.50%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.515743	6.395945	-44.46%	0	2008
	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.357289	10.417058	-8.28%	0	2008
	11.043803	11.357289	2.84%	0	2007
	10.657666	11.043803	3.62%	0	2006
	10.569491	10.657666	0.83%	0	2005
	10.347959	10.569491	2.14%	0	2004
	9.825513	10.347959	5.32%	0	2003
	10.000000	9.825513	-1.74%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.198449	10.114447	-17.08%	0	2008
	11.808155	12.198449	3.31%	0	2007
	11.157886	11.808155	5.83%	0	2006
	10.940679	11.157886	1.99%	0	2005
	10.460793	10.940679	4.59%	0	2004
	9.426591	10.460793	10.97%	0	2003
	10.000000	9.426591	-5.73%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.898212	9.668385	-25.04%	0	2008
	12.509154	12.898212	3.11%	0	2007
	11.509236	12.509154	8.69%	0	2006
	11.193233	11.509236	2.82%	0	2005
	10.470005	11.193233	6.91%	0	2004
	8.935577	10.470005	17.17%	0	2003
	10.000000	8.935577	-10.64%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.901105	9.308142	-33.04%	0	2008
	13.419470	13.901105	3.59%	0	2007
	12.003160	13.419470	11.80%	0	2006
	11.485200	12.003160	4.51%	0	2005
	10.498029	11.485200	9.40%	0	2004
	8.493057	10.498029	23.61%	0	2003
	10.000000	8.493057	-15.07%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.497137	8.935727	-38.36%	0	2008
	14.020227	14.497137	3.40%	0	2007
	12.290743	14.020227	14.07%	0	2006
	11.666718	12.290743	5.35%	0	2005
	10.483124	11.666718	11.29%	0	2004
	8.145007	10.483124	28.71%	0	2003
	10.000000	8.145007	-18.55%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.094252	9.979803	-37.99%	0	2008
	15.333063	16.094252	4.96%	0	2007
	14.295375	15.333063	7.26%	0	2006
	13.065042	14.295375	9.42%	0	2005
	11.566587	13.065042	12.96%	0	2004
	8.800981	11.566587	31.42%	0	2003
	10.647064	8.800981	-17.34%	0	2002
	11.054931	10.647064	-3.69%	0	2001
	10.000000	11.054931	10.55%	0	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.443421	10.402109	-0.40%	0	2008
	10.212209	10.443421	2.26%	0	2007
	10.009188	10.212209	2.03%	0	2006
	9.988145	10.009188	0.21%	0	2005
	10.151390	9.988145	-1.61%	0	2004
	10.336347	10.151390	-1.79%	0	2003
	10.463756	10.336347	-1.22%	0	2002
	10.349558	10.463756	1.10%	0	2001
	10.000000	10.349558	3.50%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.041399	-39.59%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.147391	11.076069	-47.62%	0	2008
	21.053208	21.147391	0.45%	0	2007
	17.572265	21.053208	19.81%	0	2006
	16.066476	17.572265	9.37%	0	2005
	13.688032	16.066476	17.38%	0	2004
	10.000000	13.688032	36.88%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.261926	-37.38%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.246255	-37.54%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.178425	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.648947	-33.51%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	7.224106	3.777556	-47.71%	0	2008
	6.745057	7.224106	7.10%	0	2007
	6.695785	6.745057	0.74%	0	2006
	6.346423	6.695785	5.50%	0	2005
	5.733278	6.346423	10.69%	0	2004
	4.374956	5.733278	31.05%	0	2003
	6.719609	4.374956	-34.89%	0	2002
	7.723216	6.719609	-12.99%	0	2001
	10.000000	7.723216	-22.77%	53	2000*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.907314	11.857520	-33.78%	0	2008
	19.709092	17.907314	-9.14%	0	2007
	17.215222	19.709092	14.49%	0	2006
	17.111430	17.215222	0.61%	0	2005
	14.946527	17.111430	14.48%	0	2004
	9.762798	14.946527	53.10%	0	2003
	13.733887	9.762798	-28.91%	0	2002
	10.971289	13.733887	25.18%	0	2001
	10.000000	10.971289	9.71%	0	2000*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.060634	8.481978	-39.68%	0	2008
	14.107565	14.060634	-0.33%	0	2007
	12.900521	14.107565	9.36%	0	2006
	11.767300	12.900521	9.63%	0	2005
	10.129639	11.767300	16.17%	0	2004
	7.359850	10.129639	37.63%	0	2003
	9.121780	7.359850	-19.32%	0	2002
	10.019378	9.121780	-8.96%	0	2001
	10.000000	10.019378	0.19%	0	2000*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.110274	10.583025	-19.28%	0	2008
	12.840528	13.110274	2.10%	0	2007
	12.548275	12.840528	2.33%	0	2006
	12.581693	12.548275	-0.27%	0	2005
	12.100413	12.581693	3.98%	0	2004
	11.058066	12.100413	9.43%	0	2003
	10.568241	11.058066	4.63%	0	2002
	10.394163	10.568241	1.67%	0	2001
	10.000000	10.394163	3.94%	0	2000*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.198242	6.387350	-42.96%	0	2008
	10.607285	11.198242	5.57%	0	2007
	9.563993	10.607285	10.91%	0	2006
	9.119789	9.563993	4.87%	0	2005
	8.513795	9.119789	7.12%	0	2004
	6.840823	8.513795	24.46%	0	2003
	8.481026	6.840823	-19.34%	0	2002
	9.855917	8.481026	-13.95%	0	2001
	10.000000	9.855917	-1.44%	0	2000*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.049629	8.329638	-51.14%	0	2008
	15.661106	17.049629	8.87%	0	2007
	13.817278	15.661106	13.34%	0	2006
	12.834046	13.817278	7.66%	0	2005
	11.071268	12.834046	15.92%	0	2004
	9.031619	11.071268	22.58%	0	2003
	10.000000	9.031619	-9.68%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.783586	-2.16%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.556243	1.784919	-49.81%	0	2008
	3.034427	3.556243	17.20%	0	2007
	2.796507	3.034427	8.51%	0	2006
	2.879959	2.796507	-2.90%	0	2005
	2.828770	2.879959	1.81%	0	2004
	1.867011	2.828770	51.51%	0	2003
	3.343442	1.867011	-44.16%	0	2002
	5.982301	3.343442	-44.11%	0	2001
	10.000000	5.982301	-40.18%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.465269	6.756258	-49.82%	0	2008
	11.480682	13.465269	17.29%	0	2007
	10.588744	11.480682	8.42%	0	2006
	10.904296	10.588744	-2.89%	0	2005
	10.714010	10.904296	1.78%	0	2004
	7.073292	10.714010	51.47%	0	2003
	10.000000	7.073292	-29.27%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.375728	8.814749	-42.67%	0	2008
	12.869026	15.375728	19.48%	0	2007
	13.222719	12.869026	-2.67%	0	2006
	12.096479	13.222719	9.31%	0	2005
	11.022073	12.096479	9.75%	0	2004
	7.410076	11.022073	48.74%	0	2003
	10.000000	7.410076	-25.90%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.606575	5.292456	-38.51%	0	2008
	9.019347	8.606575	-4.58%	0	2007
	7.972419	9.019347	13.13%	0	2006
	7.835119	7.972419	1.75%	0	2005
	6.832137	7.835119	14.68%	0	2004
	5.325875	6.832137	28.28%	0	2003
	7.290029	5.325875	-26.94%	0	2002
	8.503946	7.290029	-14.27%	0	2001
	10.000000	8.503946	-14.96%	0	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.555281	-44.45%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.501823	5.052157	-46.83%	0	2008
	8.529834	9.501823	11.40%	0	2007
	8.095563	8.529834	5.36%	0	2006
	7.891667	8.095563	2.58%	0	2005
	7.561233	7.891667	4.37%	0	2004
	5.916245	7.561233	27.80%	0	2003
	8.288106	5.916245	-28.62%	0	2002
	9.715281	8.288106	-14.69%	0	2001
	10.000000	9.715281	-2.85%	153	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.857306	12.757565	-41.63%	0	2008
	21.062862	21.857306	3.77%	0	2007
	18.335929	21.062862	14.87%	0	2006
	16.429740	18.335929	11.60%	0	2005
	14.122638	16.429740	16.34%	0	2004
	10.000000	14.122638	41.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.301878	7.764722	-41.63%	0	2008
	12.820628	13.301878	3.75%	0	2007
	11.160451	12.820628	14.88%	0	2006
	10.002822	11.160451	11.57%	0	2005
	8.600537	10.002822	16.30%	0	2004
	6.161154	8.600537	39.59%	0	2003
	8.107471	6.161154	-24.01%	0	2002
	9.445238	8.107471	-14.16%	0	2001
	10.000000	9.445238	-5.55%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.505361	1.958121	-79.40%	0	2008
	10.000000	9.505361	-4.95%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.176259	2.118094	-79.19%	0	2008
	10.438491	10.176259	-2.51%	0	2007
	10.000000	10.438491	4.38%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.723758	5.839133	-39.95%	0	2008
	9.542058	9.723758	1.90%	0	2007
	8.499012	9.542058	12.27%	0	2006
	8.216343	8.499012	3.44%	0	2005
	7.690823	8.216343	6.83%	0	2004
	6.218284	7.690823	23.68%	0	2003*
	7.846313	6.218284	-20.75%	0	2002
	8.949821	7.846313	-12.33%	0	2001
	10.000000	8.949821	-10.50%	60	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.732937	5.883189	-39.55%	0	2008
	10.000000	9.732937	-2.67%	0	2007
	10.000000	10.000000	9.933533	-0.66%	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.890326	2.927908	-50.29%	0	2008
	5.676511	5.890326	3.77%	0	2007
	5.648793	5.676511	0.49%	0	2006
	5.152134	5.648793	9.64%	0	2005
	4.407179	5.152134	16.90%	0	2004
	3.595351	4.407179	22.58%	0	2003
	5.101730	3.595351	-29.53%	0	2002
	7.606620	5.101730	-32.93%	0	2001
	10.000000	7.606620	-23.93%	53	2000*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.869562	9.863487	-9.26%	0	2008
	10.066645	10.869562	7.98%	0	2007
	10.000000	10.066645	0.67%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	10.942850	11.187403	2.23%	0	2008
	10.311861	10.942850	6.12%	0	2007
	10.000000	10.311861	3.12%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.096013	6.143289	-44.64%	0	2008
	10.935455	11.096013	1.47%	0	2007
	10.000000	10.935455	9.35%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.262030	7.373466	-39.87%	0	2008
	11.539860	12.262030	6.26%	0	2007
	10.000000	11.539860	15.40%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	8.967744	5.254242	-41.41%	0	2008
	10.259625	8.967744	-12.59%	0	2007
	10.000000	10.259625	2.60%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.326570	8.047641	-28.95%	0	2008
	10.945707	11.326570	3.48%	0	2007
	10.000000	10.945707	9.46%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.363793	6.828806	-39.91%	0	2008
	11.325883	11.363793	0.33%	0	2007
	10.000000	11.325883	13.26%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.474307	7.157952	-31.66%	0	2008
	10.515012	10.474307	-0.39%	0	2007
	10.000000	10.515012	5.15%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.556380	6.926602	-40.06%	0	2008
	10.741022	11.556380	7.59%	0	2007
	10.000000	10.741022	7.41%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.624585	7.417653	-30.18%	0	2008
	10.688549	10.624585	-0.60%	0	2007
	10.000000	10.688549	6.89%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.601950	5.460592	-48.49%	0	2008
	10.287575	10.601950	3.06%	0	2007
	10.000000	10.287575	2.88%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.850435	6.049750	-38.58%	0	2008
	10.759101	9.850435	-8.45%	0	2007
	10.000000	10.759101	7.59%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.496497	6.434549	-44.03%	0	2008
	10.472776	11.496497	9.78%	0	2007
	10.000000	10.472776	4.73%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.976107	6.827302	-37.80%	0	2008
	10.916757	10.976107	0.54%	0	2007
	10.000000	10.916757	9.17%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.448968	10.331336	-1.13%	0	2008
	10.175390	10.448968	2.69%	0	2007
	10.000000	10.175390	1.75%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.633466	9.319133	-12.36%	0	2008
	10.332867	10.633466	2.91%	0	2007
	10.000000	10.332867	3.33%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.625632	17.115568	-17.02%	0	2008
	19.839588	20.625632	3.96%	0	2007
	18.343605	19.839588	8.16%	0	2006
	16.742259	18.343605	9.56%	0	2005
	15.585652	16.742259	7.42%	0	2004
	12.488695	15.585652	24.80%	0	2003
	11.715373	12.488695	6.60%	0	2002
	10.903768	11.715373	7.44%	0	2001
	10.000000	10.903768	9.04%	0	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	17.015555	9.195679	-45.96%	0	2008
	15.216122	17.015555	11.83%	0	2007
	12.457976	15.216122	22.14%	0	2006
	11.491461	12.457976	8.41%	0	2005
	10.029876	11.491461	14.57%	0	2004
	8.065042	10.029876	24.36%	0	2003
	10.000000	8.065042	-19.35%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.534149	4.953248	-48.05%	0	2008
	7.964590	9.534149	19.71%	0	2007
	7.467368	7.964590	6.66%	0	2006
	6.507176	7.467368	14.76%	0	2005
	5.482983	6.507176	18.68%	0	2004
	3.962632	5.482983	38.37%	0	2003
	5.897937	3.962632	-32.81%	0	2002
	8.550613	5.897937	-31.02%	0	2001
	10.000000	8.550613	-14.49%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.015391	16.979643	-39.39%	0	2008
	34.618152	28.015391	-19.07%	0	2007
	25.691649	34.618152	34.74%	0	2006
	22.486952	25.691649	14.25%	0	2005
	16.891780	22.486952	33.12%	0	2004
	12.585572	16.891780	34.22%	0	2003
	12.997412	12.585572	-3.17%	0	2002
	12.125541	12.997412	7.19%	0	2001
	11.701537	12.125541	3.62%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.476650	10.139959	-65.60%	0	2008
	21.956680	29.476650	34.25%	0	2007
	16.121343	21.956680	36.20%	0	2006
	12.525281	16.121343	28.71%	0	2005
	10.000000	12.525281	25.25%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	22.226289	7.639516	-65.63%	0	2008
	16.550119	22.226289	34.30%	0	2007
	12.155365	16.550119	36.15%	0	2006
	9.434479	12.155365	28.84%	0	2005
	7.678378	9.434479	22.87%	0	2004
	5.102097	7.678378	50.49%	0	2003
	5.383953	5.102097	-5.24%	0	2002
	5.619062	5.383953	-4.18%	0	2001
	10.000000	5.619062	-43.81%	68	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.594175	16.620291	-47.39%	0	2008
	22.277289	31.594175	41.82%	0	2007
	18.326634	22.277289	21.56%	0	2006
	12.383498	18.326634	47.99%	0	2005
	10.000000	12.383498	23.83%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	39.067641	20.541133	-47.42%	0	2008
	27.541470	39.067641	41.85%	0	2007
	22.665434	27.541470	21.51%	0	2006
	15.309715	22.665434	48.05%	0	2005
	12.626672	15.309715	21.25%	0	2004
	8.935157	12.626672	41.31%	0	2003
	9.421979	8.935157	-5.17%	0	2002
	10.781257	9.421979	-12.61%	0	2001
	10.000000	10.781257	7.81%	0	2000*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.795564	7.759095	-39.36%	0	2008
	11.925100	12.795564	7.30%	0	2007
	10.747162	11.925100	10.96%	0	2006
	10.125056	10.747162	6.14%	0	2005
	9.459625	10.125056	7.03%	0	2004
	7.180864	9.459625	31.73%	0	2003
	9.610903	7.180864	-25.28%	0	2002
	9.817514	9.610903	-2.10%	0	2001
	10.000000	9.817514	-1.82%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.080649	7.062491	-41.54%	0	2008
	11.609287	12.080649	4.06%	0	2007
	10.598888	11.609287	9.53%	0	2006
	10.065077	10.598888	5.30%	0	2005
	8.723102	10.065077	15.38%	0	2004
	6.523295	8.723102	33.72%	0	2003
	9.133456	6.523295	-28.58%	0	2002
	9.697377	9.133456	-5.82%	0	2001
	10.000000	9.697377	-3.03%	0	2000*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	10.643906	6.403871	-39.84%	0	2008
	10.677442	10.643906	-0.31%	0	2007
	9.900107	10.677442	7.85%	0	2006
	9.638386	9.900107	2.72%	0	2005
	9.189361	9.638386	4.89%	0	2004
	8.095428	9.189361	13.51%	0	2003
	10.010781	8.095428	-19.13%	0	2002
	10.000000	10.010781	0.11%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.857836	5.563005	-53.09%	0	2008
	11.993740	11.857836	-1.13%	0	2007
	10.885407	11.993740	10.18%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.000740	6.731781	-43.91%	0	2008
	10.984176	12.000740	9.25%	0	2007
	10.592015	10.984176	3.70%	0	2006
	9.975764	10.592015	6.18%	0	2005
	9.590800	9.975764	4.01%	0	2004
	7.590652	9.590800	26.35%	0	2003
	10.287196	7.590652	-26.21%	0	2002
	10.000000	10.287196	2.87%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.299662	6.883518	-44.03%	0	2008
	11.286083	12.299662	8.98%	0	2007
	10.907981	11.286083	3.47%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.295516	7.372604	-48.43%	0	2008
	13.258038	14.295516	7.83%	0	2007
	11.689762	13.258038	13.42%	0	2006

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.013751	8.868049	-31.86%	0	2008
	12.340730	13.013751	5.45%	0	2007
	10.839303	12.340730	13.85%	0	2006
	10.550269	10.839303	2.74%	0	2007
	9.925048	10.550269	6.30%	0	2004
	8.177199	9.925048	21.37%	0	2003
	9.930253	8.177199	-17.65%	0	2002
	10.000000	9.930253	-0.70%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.573011	8.058166	-30.37%	0	2008
	10.607687	11.573011	9.10%	0	2007
	10.000000	10.607687	6.08%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.672575	6.302371	-46.01%	0	2008
	12.669232	11.672575	-7.87%	0	2007
	10.000000	12.669232	26.69%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	19.928167	11.589492	-41.84%	0	2008
	17.809802	19.928167	11.89%	0	2007
	14.236264	17.809802	25.10%	0	2006
	12.374202	14.236264	15.05%	0	2005
	10.229239	12.374202	20.97%	0	2004
	8.124730	10.229239	25.90%	0	2003
	10.000000	8.124730	-18.75%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.430744	6.881070	-39.80%	0	2008
	10.134027	11.430744	12.80%	0	2007
	10.000000	10.134027	1.34%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.034136	9.422629	-37.33%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.966954	6.359671	-36.19%	0	2008
	10.225577	9.966954	-2.53%	0	2007
	8.951939	10.225577	14.23%	0	2006
	8.769957	8.951939	2.08%	0	2005
	7.956386	8.769957	10.23%	0	2004
	6.305225	7.956386	26.19%	0	2003
	8.016711	6.305225	-21.35%	0	2002
	8.968531	8.016711	-10.61%	0	2001
	10.000000	8.968531	-10.31%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.573284	5.152522	-46.18%	0	2008
	8.313779	9.573284	15.15%	0	2007
	6.816147	8.313779	21.97%	0	2006
	6.169145	6.816147	10.49%	0	2005
	5.502809	6.169145	12.11%	0	2004
	4.530476	5.502809	21.46%	0	2003
	5.832641	4.530476	-22.33%	0	2002
	8.443572	5.832641	-30.92%	0	2001
	10.000000	8.443572	-15.56%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	16.865747	9.077445	-46.18%	0	2008
	14.646805	16.865747	15.15%	0	2007
	12.008358	14.646805	21.97%	0	2006
	10.883268	12.008358	10.34%	0	2005
	9.694541	10.883268	12.26%	0	2004
	7.981528	9.694541	21.46%	0	2003
	10.000000	7.981528	-20.18%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.454598	7.715056	-26.20%	0	2008
	10.971599	10.454598	-4.71%	0	2007
	10.000000	10.971599	9.72%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.545205	6.590257	-42.92%	0	2008
	9.781054	11.545205	18.04%	0	2007
	10.365669	9.781054	-5.64%	0	2006
	10.400005	10.365669	-0.33%	0	2005
	9.632782	10.400005	7.96%	0	2004
	7.905991	9.632782	21.84%	0	2003
	10.000000	7.905991	-20.94%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.956826	12.111679	-28.57%	0	2008
	18.326825	16.956826	-7.48%	0	2007
	15.832394	18.326825	15.76%	0	2006
	15.451045	15.832394	2.47%	0	2005
	13.853343	15.451045	11.53%	0	2004
	11.011986	13.853343	25.80%	0	2003
	12.919351	11.011986	-14.76%	0	2002
	11.740322	12.919351	10.04%	0	2001
	10.000000	11.740322	17.40%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.910175	6.469846	-49.89%	0	2008
	9.469640	12.910175	36.33%	0	2007
	10.000000	9.469640	-5.30%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.990776	10.551173	-4.00%	0	2008
	10.291271	10.990776	6.80%	0	2007
	10.384193	10.291271	-0.89%	0	2006
	10.480495	10.384193	-0.92%	0	2005
	10.153708	10.480495	3.22%	0	2004
	10.000000	10.153708	1.54%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.222333	7.365185	-39.74%	0	2008
	12.277248	12.222333	-0.45%	0	2007
	10.874598	12.277248	12.90%	0	2006
	10.440324	10.874598	4.16%	0	2005
	9.563401	10.440324	9.17%	0	2004
	7.812994	9.563401	22.40%	0	2003
	10.171348	7.812994	-23.19%	0	2002
	10.000000	10.171348	1.71%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	12.000480	7.324268	-38.97%	0	2008
	13.070770	12.000480	-8.19%	0	2007
	11.046861	13.070770	18.32%	0	2006
	10.592067	11.046861	4.29%	0	2005
	9.593883	10.592067	10.40%	0	2004
	7.955566	9.593883	20.59%	0	2003
	10.149383	7.955566	-21.62%	0	2002
	10.000000	10.149383	1.49%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	18.418905	8.663086	-52.97%	0	2008
	13.986366	18.418905	31.69%	0	2007
	13.884018	13.986366	0.74%	0	2006
	12.442344	13.884018	11.59%	0	2005
	10.883418	12.442344	14.32%	0	2004
	8.169170	10.883418	33.23%	0	2003
	10.468480	8.169170	-21.96%	0	2002
	10.000000	10.468480	4.68%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	9.846841	5.663691	-42.48%	0	2008
	8.658471	9.846841	13.72%	0	2007
	7.480000	8.658471	15.75%	0	2006
	6.528712	7.480000	14.57%	0	2005
	5.832744	6.528712	11.93%	0	2004
	4.492471	5.832744	29.83%	0	2003
	5.749970	4.492471	-21.87%	0	2002
	7.585044	5.749970	-24.19%	0	2001
	10.000000	7.585044	-24.15%	0	2000*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	6.480007	3.365661	-48.06%	0	2008
	6.917390	6.480007	-6.32%	0	2007
	6.263583	6.917390	10.44%	0	2006
	5.527945	6.263583	13.31%	0	2005
	4.802752	5.527945	15.10%	0	2004
	3.334188	4.802752	44.05%	0	2003
	5.191286	3.334188	-35.77%	0	2002
	7.458568	5.191286	-30.40%	0	2001
	10.000000	7.458568	-25.41%	0	2000*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.470982	8.385273	-37.75%	0	2008
	13.568825	13.470982	-0.72%	0	2007
	11.653581	13.568825	16.43%	0	2006
	11.045839	11.653581	5.50%	0	2005
	10.169612	11.045839	8.62%	0	2004
	8.328896	10.169612	22.10%	0	2003
	11.102575	8.328896	-24.98%	0	2002
	11.276456	11.102575	-1.54%	0	2001
	10.000000	11.276456	12.76%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.649305	9.198286	-32.61%	0	2008
	14.086346	13.649305	-3.10%	0	2007
	12.620426	14.086346	11.62%	0	2006
	12.063779	12.620426	4.61%	0	2005
	10.146157	12.063779	18.90%	0	2004
	7.548712	10.146157	34.41%	0	2003
	10.000000	7.548712	-24.51%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.637616	4.245790	-36.03%	0	2008
	6.313682	6.637616	5.13%	0	2007
	5.926521	6.313682	6.53%	0	2006
	5.862953	5.926521	1.08%	0	2005
	5.658741	5.862953	3.61%	0	2004
	4.603615	5.658741	22.92%	0	2003
	6.642052	4.603615	-30.69%	0	2002
	8.795800	6.642052	-24.49%	0	2001
	10.000000	8.795800	-12.04%	197	2000*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.355820	5.736519	-38.69%	0	2008
	9.113165	9.355820	2.66%	0	2007
	8.087911	9.113165	12.68%	0	2006
	7.918907	8.087911	2.13%	0	2005
	7.337030	7.918907	7.93%	0	2004
	5.859215	7.337030	25.22%	0	2003
	7.736742	5.859215	-24.27%	0	2002
	9.032608	7.736742	-14.35%	0	2001
	10.000000	9.032608	-9.67%	216	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.246731	7.041589	-31.28%	0	2008
	9.806078	10.246731	4.49%	0	2007
	8.629682	9.806078	13.63%	0	2006
	8.474757	8.629682	1.83%	0	2005
	8.270247	8.474757	2.47%	0	2004
	6.996621	8.270247	18.20%	0	2003
	8.611999	6.996621	-18.76%	0	2002
	9.736014	8.611999	-11.54%	0	2001
	10.000000	9.736014	-2.64%	0	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.620845	6.465365	-39.13%	0	2008
	12.243289	10.620845	-13.25%	0	2007
	12.094028	12.243289	1.23%	0	2006
	11.717119	12.094028	3.22%	0	2005
	10.787935	11.717119	8.61%	0	2004
	8.397391	10.787935	28.47%	0	2003
	10.644163	8.397391	-21.11%	0	2002
	10.000000	10.644163	6.44%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	17.739720	10.846122	-38.86%	0	2008
	17.462387	17.739720	1.59%	0	2007
	14.600308	17.462387	19.60%	0	2006
	13.375560	14.600308	9.16%	0	2005
	11.423943	13.375560	17.08%	0	2004
	8.588233	11.423943	33.02%	0	2003
	10.030610	8.588233	-14.38%	0	2002
	10.000000	10.030610	0.31%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.825668	9.502130	-3.29%	0	2008
	10.225710	9.825668	-3.91%	0	2007
	10.000000	10.225710	2.26%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.990270	11.748476	-9.56%	0	2008
	12.637897	12.990270	2.79%	0	2007
	12.437731	12.637897	1.61%	0	2006
	12.585955	12.437731	-1.18%	0	2005
	12.451334	12.585955	1.08%	0	2004
	12.197409	12.451334	2.08%	0	2003
	11.439082	12.197409	6.63%	0	2002
	10.857701	11.439082	5.35%	0	2001
	10.000000	10.857701	8.58%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.783183	7.715368	-44.02%	0	2008
	12.025687	13.783183	14.61%	0	2007
	11.046593	12.025687	8.86%	0	2006
	9.690489	11.046593	13.99%	0	2005
	8.612665	9.690489	12.51%	0	2004
	6.878504	8.612665	25.21%	0	2003
	7.785144	6.878504	-11.65%	0	2002
	9.107809	7.785144	-14.52%	0	2001
	10.000000	9.107809	-8.92%	160	2000*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.216821	5.878131	-55.53%	0	2008
	9.303976	13.216821	42.06%	0	2007
	10.000000	9.303976	-6.96%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.558792	7.577717	-44.11%	0	2008
	13.706918	13.558792	-1.08%	0	2007
	11.700648	13.706918	17.15%	0	2006
	11.340659	11.700648	3.17%	0	2005
	10.437374	11.340659	8.65%	0	2004
	8.216273	10.437374	27.03%	0	2003
	10.147800	8.216273	-19.03%	0	2002
	10.962107	10.147800	-7.43%	0	2001
	10.000000	10.962107	9.62%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.053884	8.078837	-26.91%	0	2008
	10.431153	11.053884	5.97%	0	2007
	10.000000	10.431153	4.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.229959	7.371024	-34.36%	0	2008
	10.450973	11.229959	7.45%	0	2007
	10.000000	10.450973	4.51%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.357798	6.860521	-39.60%	0	2008
	10.470966	11.357798	8.47%	0	2007
	10.000000	10.470966	4.71%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.202676	4.033962	-56.17%	0	2008
	7.668098	9.202676	20.01%	0	2007
	7.464486	7.668098	2.73%	0	2006
	7.028524	7.464486	6.20%	0	2005
	6.729925	7.028524	4.44%	0	2004
	5.320604	6.729925	26.49%	0	2003
	6.985392	5.320604	-23.83%	0	2002
	8.370642	6.985392	-16.55%	0	2001
	10.000000	8.370642	-16.29%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.095031	4.166481	-48.53%	0	2008
	6.541620	8.095031	23.75%	0	2007
	6.282553	6.541620	4.12%	0	2006
	6.094135	6.282553	3.09%	0	2005
	6.049763	6.094135	0.73%	0	2004
	4.670462	6.049763	29.53%	0	2003
	6.859489	4.670462	-31.91%	0	2002
	8.548387	6.859489	-19.76%	0	2001
	10.000000	8.548387	-14.52%	0	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.588277	7.008949	-26.90%	0	2008
	9.575997	9.588277	0.13%	0	2007
	8.828895	9.575997	8.46%	0	2006
	8.827289	8.828895	0.02%	0	2005
	8.266300	8.827289	6.79%	0	2004
	6.673792	8.266300	23.86%	0	2003
	6.602512	6.673792	1.08%	0	2002
	7.683407	6.602512	-14.07%	0	2001
	10.000000	7.683407	-23.17%	0	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.722930	7.115455	-26.82%	0	2008
	10.000000	9.722930	-2.77%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.533366	9.931561	-5.71%	0	2008
	10.362903	10.533366	1.64%	0	2007
	10.184508	10.362903	1.75%	0	2006
	10.226848	10.184508	-0.41%	0	2005
	10.049647	10.226848	1.76%	0	2004
	10.000000	10.049647	0.50%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.016678	6.500549	-40.99%	0	2008
	9.780205	11.016678	12.64%	0	2007
	10.000000	9.780205	-2.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.647449	6.377731	-45.24%	0	2008
	10.188449	11.647449	14.32%	0	2007
	8.854476	10.188449	15.07%	0	2006
	7.628811	8.854476	16.07%	0	2005
	6.890913	7.628811	10.71%	0	2004
	4.932622	6.890913	39.70%	0	2003
	6.348100	4.932622	-22.30%	0	2002
	8.267371	6.348100	-23.22%	0	2001
	10.000000	8.267371	-17.33%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.112460	9.915450	-45.26%	0	2008
	15.841121	18.112460	14.34%	0	2007
	13.766718	15.841121	15.07%	0	2006
	11.865777	13.766718	16.02%	0	2005
	10.717238	11.865777	10.72%	0	2004
	7.669015	10.717238	39.75%	0	2003
	10.000000	7.669015	-23.31%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.767405	7.032864	-52.38%	0	2008
	14.337490	14.767405	3.00%	0	2007
	12.647917	14.337490	13.36%	0	2006
	12.641681	12.647917	0.05%	0	2005
	11.368890	12.641681	11.20%	0	2004
	7.385709	11.368890	53.93%	0	2003
	10.000000	7.385709	-26.14%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.165991	7.661922	-31.38%	0	2008
	11.033444	11.165991	1.20%	0	2007
	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.596273	6.270060	-34.66%	0	2008
	10.078547	9.596273	-4.79%	0	2007
	10.000000	10.078547	0.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.546717	-34.53%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.289885	6.135344	-53.83%	0	2008
	10.587142	13.289885	25.53%	0	2007
	10.000000	10.587142	5.87%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	16.904708	9.855132	-41.70%	0	2008
	14.968253	16.904708	12.94%	0	2007
	12.607510	14.968253	18.72%	0	2006
	11.697712	12.607510	7.78%	0	2005
	10.087568	11.697712	15.96%	0	2004
	7.801203	10.087568	29.31%	0	2003
	10.000000	7.801203	-21.99%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.131702	7.053928	-41.86%	0	2008
	10.773865	12.131702	12.60%	0	2007
	10.000000	10.773865	7.74%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.229401	11.634193	3.60%	0	2008
	10.368961	11.229401	8.30%	0	2007
	10.000000	10.368961	3.69%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.710842	8.932958	-34.85%	0	2008
	13.720440	13.710842	-0.07%	0	2007
	12.036948	13.720440	13.99%	0	2006
	11.297537	12.036948	6.54%	0	2005
	10.000000	11.297537	12.98%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.583327	5.749099	-45.68%	0	2008
	7.941207	10.583327	33.27%	0	2007
	7.460044	7.941207	6.45%	0	2006
	6.793747	7.460044	9.81%	0	2005
	5.903562	6.793747	15.08%	0	2004
	5.033303	5.903562	17.29%	0	2003
	6.137475	5.033303	-17.99%	0	2002
	8.050109	6.137475	-23.76%	0	2001
	10.000000	8.050109	-19.50%	42	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.316508	2.359059	-45.35%	0	2008
	3.636444	4.316508	18.70%	0	2007
	3.456924	3.636444	5.19%	0	2006
	3.176568	3.456924	8.83%	0	2005
	3.238028	3.176568	-1.90%	0	2004
	2.266074	3.238028	42.89%	0	2003
	3.932974	2.266074	-42.38%	0	2002
	6.433369	3.932974	-38.87%	0	2001
	10.000000	6.433369	-35.67%	66	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.494611	7.385064	-45.27%	0	2008
	11.363295	13.494611	18.76%	0	2007
	10.791154	11.363295	5.30%	0	2006
	9.935881	10.791154	8.61%	0	2005
	10.101053	9.935881	-1.64%	0	2004
	7.037391	10.101053	43.53%	0	2003
	10.000000	7.037391	-29.63%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.782934	10.437846	-37.81%	0	2008
	16.212523	16.782934	3.52%	0	2007
	15.002874	16.212523	8.06%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.279037	7.119566	-53.40%	0	2008
	12.236253	15.279037	24.87%	0	2007
	8.553915	12.236253	43.05%	0	2006
	6.645414	8.553915	28.72%	0	2005
	5.739703	6.645414	15.78%	0	2004
	4.373412	5.739703	31.24%	0	2003
	6.038949	4.373412	-27.58%	0	2002
	8.086380	6.038949	-25.32%	0	2001
	10.000000	8.086380	-19.14%	36	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.877640	12.529133	-53.38%	0	2008
	21.515865	26.877640	24.92%	0	2007
	15.034088	21.515865	43.11%	0	2006
	11.672911	15.034088	28.79%	0	2005
	10.079948	11.672911	15.80%	0	2004
	7.679735	10.079948	31.25%	0	2003
	10.000000	7.679735	-23.20%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.428999	9.466378	-34.39%	0	2008
	13.749274	14.428999	4.94%	0	2007
	11.695325	13.749274	17.56%	0	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.341247	7.554477	-38.79%	0	2008
	11.782416	12.341247	4.74%	0	2007
	10.652500	11.782416	10.61%	0	2006
	10.073890	10.652500	5.74%	0	2005
	8.916682	10.073890	12.98%	0	2004
	6.937086	8.916682	28.54%	0	2003
	9.668868	6.937086	-28.25%	0	2002
	10.065012	9.668868	-3.94%	0	2001
	10.000000	10.065012	0.65%	0	2000*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.347164	5.406122	-47.75%	0	2008
	10.278237	10.347164	0.67%	0	2007
	10.000000	10.278237	2.78%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	8.796649	4.859215	-44.76%	0	2008
	7.360519	8.796649	19.51%	0	2007
	6.578261	7.360519	11.89%	0	2006
	5.928296	6.578261	10.96%	0	2005
	5.225070	5.928296	13.46%	0	2004
	4.182171	5.225070	24.94%	0	2003
	6.067668	4.182171	-31.07%	0	2002
	8.256079	6.067668	-26.51%	0	2001
	10.000000	8.256079	-17.44%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.434706	6.702976	-53.56%	0	2008
	13.535675	14.434706	6.64%	0	2007
	12.361492	13.535675	9.50%	0	2006
	10.733862	12.361492	15.16%	0	2005
	9.248434	10.733862	16.06%	0	2004
	7.017962	9.248434	31.78%	0	2003
	9.484304	7.017962	-26.00%	0	2002
	10.007041	9.484304	-5.22%	0	2001
	10.000000	10.007041	0.07%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.153140	5.353207	-47.28%	0	2008
	10.101190	10.153140	0.51%	0	2007
	10.000000	10.101190	1.01%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.040516	8.479179	-15.55%	0	2008
	9.825235	10.040516	2.19%	0	2007
	9.665177	9.825235	1.66%	0	2006
	9.766286	9.665177	-1.04%	0	2005
	9.934163	9.766286	-1.69%	0	2004
	10.000000	9.934163	-0.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.127680	7.750659	-40.96%	0	2008
	13.390321	13.127680	-1.96%	0	2007
	13.040871	13.390321	2.68%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.591660	8.028606	-40.93%	0	2008
	12.949020	13.591660	4.96%	0	2007
	11.673683	12.949020	10.92%	0	2006
	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.751051	7.364637	-31.50%	0	2008
	10.384782	10.751051	3.53%	0	2007
	10.000000	10.384782	3.85%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.413211	9.155239	-12.08%	0	2008
	10.367005	10.413211	0.45%	0	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.896907	7.121110	-40.14%	0	2008
	10.665256	11.896907	11.55%	0	2007
	10.000000	10.665256	6.65%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.127375	6.055135	-45.58%	0	2008
	10.195307	11.127375	9.14%	0	2007
	10.000000	10.195307	1.95%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.729601	5.878154	-39.58%	0	2008
	10.000000	9.729601	-2.70%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.915490	9.072465	-29.76%	0	2008
	12.839170	12.915490	0.59%	0	2007
	11.898963	12.839170	7.90%	0	2006
	11.913388	11.898963	-0.12%	0	2005
	11.092544	11.913388	7.40%	0	2004
	9.299722	11.092544	19.28%	0	2003
	9.235409	9.299722	0.70%	0	2002
	9.085630	9.235409	1.65%	0	2001
	10.000000	9.085630	-9.14%	0	2000*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.257892	7.896161	-29.86%	0	2008
	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	30.821025	12.698079	-58.80%	0	2008
	21.705445	30.821025	42.00%	0	2007
	16.273485	21.705445	33.38%	0	2006
	12.576146	16.273485	29.40%	0	2005
	10.677068	12.576146	17.79%	0	2004
	6.622531	10.677068	61.22%	0	2003
	8.008785	6.622531	-17.31%	0	2002
	8.660293	8.008785	-7.52%	0	2001
	10.000000	8.660293	-13.40%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	34.632156	14.245346	-58.87%	0	2008
	24.394545	34.632156	41.97%	0	2007
	18.299455	24.394545	33.31%	0	2006
	14.139930	18.299455	29.42%	0	2005
	12.003396	14.139930	17.80%	0	2004
	7.447184	12.003396	61.18%	0	2003
	10.000000	7.447184	-25.53%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.722505	12.909009	-34.55%	0	2008
	16.795429	19.722505	17.43%	0	2007
	12.512169	16.795429	34.23%	0	2006
	12.045164	12.512169	3.88%	0	2005
	9.501881	12.045164	26.77%	0	2004
	7.844324	9.501881	21.13%	0	2003
	10.000000	7.844324	-21.56%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.266675	7.506972	-47.38%	0	2008
	11.503980	14.266675	24.02%	0	2007
	8.868478	11.503980	29.72%	0	2006
	6.981397	8.868478	27.03%	0	2005
	6.267122	6.981397	11.40%	0	2004
	4.736927	6.267122	32.30%	0	2003
	6.398450	4.736927	-25.97%	0	2002
	9.194656	6.398450	-30.41%	0	2001
	10.000000	9.194656	-8.05%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.184528	12.203281	-47.36%	0	2008
	18.694467	23.184528	24.02%	0	2007
	14.413215	18.694467	29.70%	0	2006
	11.349344	14.413215	27.00%	0	2005
	10.174050	11.349344	11.55%	0	2004
	7.706402	10.174050	32.02%	0	2003
	10.000000	7.706402	-22.94%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.598381	6.839847	-45.71%	0	2008
	10.772728	12.598381	16.95%	0	2007
	8.772108	10.772728	22.81%	0	2006
	7.534671	8.772108	16.42%	0	2005
	6.677724	7.534671	12.83%	0	2004
	5.031076	6.677724	32.73%	0	2003
	6.912779	5.031076	-27.22%	0	2002
	8.729715	6.912779	-20.81%	0	2001
	10.000000	8.729715	-12.70%	0	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.391098	13.788856	-45.69%	0	2008
	21.703992	25.391098	16.99%	0	2007
	17.683116	21.703992	22.74%	0	2006
	15.188606	17.683116	16.42%	0	2005
	13.461164	15.188606	12.83%	0	2004
	10.000000	13.461164	34.61%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.096951	-49.03%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.076675	-39.23%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.307499	-36.93%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.857757	-21.42%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.141169	-28.59%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	8.999173	-10.01%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.496218	-25.04%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.780906	-32.19%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.234811	-17.65%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.782101	-2.18%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.766207	-2.34%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.453197	9.156675	-47.54%	0	2008
	18.097026	17.453197	-3.56%	0	2007
	15.415243	18.097026	17.40%	0	2006
	14.213439	15.415243	8.46%	0	2005
	12.028882	14.213439	18.16%	0	2004
	8.716720	12.028882	38.00%	0	2003
	10.000000	8.716720	-12.83%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.299290	13.975031	5.08%	0	2008
	12.724225	13.299290	4.52%	0	2007
	12.621196	12.724225	0.82%	0	2006
	12.528413	12.621196	0.74%	0	2005
	12.437327	12.528413	0.73%	0	2004
	12.499700	12.437327	-0.50%	0	2003
	11.545436	12.499700	8.27%	0	2002
	11.036248	11.545436	4.61%	0	2001
	10.000000	11.036248	10.36%	0	2000*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.125125	3.662128	-40.21%	0	2008
	5.253074	6.125125	16.60%	0	2007
	5.071828	5.253074	3.57%	0	2006
	4.881515	5.071828	3.90%	0	2005
	4.626703	4.881515	5.51%	0	2004
	3.572971	4.626703	29.49%	0	2003
	5.138809	3.572971	-30.47%	0	2002
	7.331689	5.138809	-29.91%	0	2001
	10.000000	7.331689	-26.68%	0	2000*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.711508	10.000236	-27.07%	0	2008
	12.415452	13.711508	10.44%	0	2007
	12.391620	12.415452	0.19%	0	2006
	11.715095	12.391620	5.77%	0	2005
	11.135833	11.715095	5.20%	0	2004
	8.346160	11.135833	33.42%	0	2003
	10.000000	8.346160	-16.54%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.505905	6.387196	-44.49%	0	2008
	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.322842	10.380144	-8.33%	0	2008
	11.015981	11.322842	2.79%	0	2007
	10.636240	11.015981	3.57%	0	2006
	10.553629	10.636240	0.78%	0	2005
	10.337721	10.553629	2.09%	0	2004
	9.820822	10.337721	5.26%	0	2003
	10.000000	9.820822	-1.79%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.161429	10.078588	-17.13%	0	2008
	11.778381	12.161429	3.25%	0	2007
	11.135439	11.778381	5.77%	0	2006
	10.924249	11.135439	1.93%	0	2005
	10.450438	10.924249	4.53%	0	2004
	9.422084	10.450438	10.91%	0	2003
	10.000000	9.422084	-5.78%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.859073	9.634100	-25.08%	0	2008
	12.477624	12.859073	3.06%	0	2007
	11.486080	12.477624	8.63%	0	2006
	11.176426	11.486080	2.77%	0	2005
	10.459641	11.176426	6.85%	0	2004
	8.931301	10.459641	17.11%	0	2003
	10.000000	8.931301	-10.69%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.858927	9.275143	-33.07%	0	2008
	13.385654	13.858927	3.54%	0	2007
	11.979026	13.385654	11.74%	0	2006
	11.467953	11.979026	4.46%	0	2005
	10.487635	11.467953	9.35%	0	2004
	8.489003	10.487635	23.54%	0	2003
	10.000000	8.489003	-15.11%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.453152	8.904038	-38.39%	0	2008
	13.984882	14.453152	3.35%	0	2007
	12.266025	13.984882	14.01%	0	2006
	11.649202	12.266025	5.29%	0	2005
	10.472747	11.649202	11.23%	0	2004
	8.141111	10.472747	28.64%	0	2003
	10.000000	8.141111	-18.59%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.028857	9.934139	-38.02%	0	2008
	15.278637	16.028857	4.91%	0	2007
	14.251905	15.278637	7.20%	0	2006
	13.031960	14.251905	9.36%	0	2005
	11.543218	13.031960	12.90%	0	2004
	8.787699	11.543218	31.36%	0	2003
	10.636471	8.787699	-17.38%	0	2002
	11.049626	10.636471	-3.74%	0	2001
	10.000000	11.049626	10.50%	0	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.400700	10.354247	-0.45%	0	2008
	10.175674	10.400700	2.21%	0	2007
	9.978479	10.175674	1.98%	0	2006
	9.962589	9.978479	0.16%	0	2005
	10.130604	9.962589	-1.66%	0	2004
	10.320468	10.130604	-1.84%	0	2003
	10.453036	10.320468	-1.27%	0	2002
	10.344284	10.453036	1.05%	0	2001
	10.000000	10.344284	3.44%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.039326	-39.61%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.096892	11.043946	-47.65%	0	2008
	21.013769	21.096892	0.40%	0	2007
	17.548315	21.013769	19.75%	0	2006
	16.052775	17.548315	9.32%	0	2005
	13.683354	16.052775	17.32%	0	2004
	10.000000	13.683354	36.83%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.259781	-37.40%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.244104	-37.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.176305	-38.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.646660	-33.53%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	7.194734	3.760268	-47.74%	0	2008
	6.721093	7.194734	7.05%	0	2007
	6.675420	6.721093	0.68%	0	2006
	6.330354	6.675420	5.45%	0	2005
	5.721698	6.330354	10.64%	0	2004
	4.368354	5.721698	30.98%	0	2003
	6.712914	4.368354	-34.93%	0	2002
	7.719496	6.712914	-13.04%	0	2001
	10.000000	7.719496	-22.81%	0	2000*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.834570	11.803284	-33.82%	0	2008
	19.639151	17.834570	-9.19%	0	2007
	17.162902	19.639151	14.43%	0	2006
	17.068141	17.162902	0.56%	0	2005
	14.916356	17.068141	14.43%	0	2004
	9.748079	14.916356	53.02%	0	2003
	13.720222	9.748079	-28.95%	0	2002
	10.966031	13.720222	25.12%	0	2001
	10.000000	10.966031	9.66%	0	2000*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.003492	8.443163	-39.71%	0	2008
	14.057482	14.003492	-0.38%	0	2007
	12.861283	14.057482	9.30%	0	2006
	11.737508	12.861283	9.57%	0	2005
	10.109169	11.737508	16.11%	0	2004
	7.348737	10.109169	37.56%	0	2003
	9.112687	7.348737	-19.36%	0	2002
	10.014564	9.112687	-9.01%	0	2001
	10.000000	10.014564	0.15%	0	2000*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.057071	10.534677	-19.32%	0	2008
	12.795011	13.057071	2.05%	0	2007
	12.510181	12.795011	2.28%	0	2006
	12.549903	12.510181	-0.32%	0	2005
	12.076034	12.549903	3.92%	0	2004
	11.041436	12.076034	9.37%	0	2003
	10.557755	11.041436	4.58%	0	2002
	10.389196	10.557755	1.62%	0	2001
	10.000000	10.389196	3.89%	0	2000*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.152741	6.358123	-42.99%	0	2008
	10.569645	11.152741	5.52%	0	2007
	9.534909	10.569645	10.85%	0	2006
	9.096701	9.534909	4.82%	0	2005
	8.496599	9.096701	7.06%	0	2004
	6.830502	8.496599	24.39%	0	2003
	8.472584	6.830502	-19.38%	0	2002
	9.851191	8.472584	-13.99%	0	2001
	10.000000	9.851191	-1.49%	0	2000*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	16.997927	8.300103	-51.17%	0	2008
	15.621653	16.997927	8.81%	0	2007
	13.789507	15.621653	13.29%	0	2006
	12.814788	13.789507	7.61%	0	2005
	11.060313	12.814788	15.86%	0	2004
	9.027303	11.060313	22.52%	0	2003
	10.000000	9.027303	-9.73%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.780247	-2.20%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.543038	1.777373	-49.83%	0	2008
	3.024709	3.543038	17.14%	0	2007
	2.788985	3.024709	8.45%	0	2006
	2.873687	2.788985	-2.95%	0	2005
	2.824056	2.873687	1.76%	0	2004
	1.864849	2.824056	51.44%	0	2003
	3.341300	1.864849	-44.19%	0	2002
	5.981558	3.341300	-44.14%	0	2001
	10.000000	5.981558	-40.18%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.426219	6.733201	-49.85%	0	2008
	11.453285	13.426219	17.23%	0	2007
	10.568881	11.453285	8.37%	0	2006
	10.889418	10.568881	-2.94%	0	2005
	10.704872	10.889418	1.72%	0	2004
	7.070862	10.704872	51.39%	0	2003
	10.000000	7.070862	-29.29%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.329052	8.783469	-42.70%	0	2008
	12.836564	15.329052	19.42%	0	2007
	13.196105	12.836564	-2.72%	0	2006
	12.078304	13.196105	9.25%	0	2005
	11.011152	12.078304	9.69%	0	2004
	7.406529	11.011152	48.67%	0	2003
	10.000000	7.406529	-25.93%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.571634	5.268259	-38.54%	0	2008
	8.987357	8.571634	-4.63%	0	2007
	7.948201	8.987357	13.07%	0	2006
	7.815310	7.948201	1.70%	0	2005
	6.818353	7.815310	14.62%	0	2004
	5.317842	6.818353	28.22%	0	2003
	7.282769	5.317842	-26.98%	0	2002
	8.499857	7.282769	-14.32%	0	2001
	10.000000	8.499857	-15.00%	0	2000*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.553369	-44.47%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.463222	5.029045	-46.86%	0	2008
	8.499552	9.463222	11.34%	0	2007
	8.070949	8.499552	5.31%	0	2006
	7.871690	8.070949	2.53%	0	2005
	7.545942	7.871690	4.32%	0	2004
	5.907310	7.545942	27.74%	0	2003
	8.279841	5.907310	-28.65%	0	2002
	9.710610	8.279841	-14.73%	0	2001
	10.000000	9.710610	-2.89%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.805104	12.720561	-41.66%	0	2008
	21.023397	21.805104	3.72%	0	2007
	18.310918	21.023397	14.81%	0	2006
	16.415707	18.310918	11.55%	0	2005
	14.117809	16.415707	16.28%	0	2004
	10.000000	14.117809	41.18%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.249689	7.730286	-41.66%	0	2008
	12.776910	13.249689	3.70%	0	2007
	11.128080	12.776910	14.82%	0	2006
	9.978911	11.128080	11.52%	0	2005
	8.584378	9.978911	16.25%	0	2004
	6.152730	8.584378	39.52%	0	2003
	8.100548	6.152730	-24.05%	0	2002
	9.442049	8.100548	-14.21%	0	2001
	10.000000	9.442049	-5.58%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.502111	1.956441	-79.41%	0	2008
	10.000000	9.502111	-4.98%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.167548	2.115191	-79.20%	0	2008
	10.434930	10.167548	-2.56%	0	2007
	10.000000	10.434930	4.35%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.684298	5.812440	-39.98%	0	2008
	9.508225	9.684298	1.85%	0	2007
	8.473205	9.508225	12.22%	0	2006
	8.195575	8.473205	3.39%	0	2005
	7.675315	8.195575	6.78%	0	2004
	6.208918	7.675315	23.62%	0	2003
	7.838507	6.208918	-20.79%	0	2002
	8.945526	7.838507	-12.38%	0	2001
	10.000000	8.945526	-10.54%	156	2000*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.729601	5.878154	-39.58%	0	2008
	10.000000	9.729601	-2.70%	0	2007
	10.000000	10.000000	9.930154	-0.70%	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.866403	2.914514	-50.32%	0	2008
	5.656369	5.866403	3.71%	0	2007
	5.631618	5.656369	0.44%	0	2006
	5.139100	5.631618	9.58%	0	2005
	4.398280	5.139100	16.84%	0	2004
	3.589929	4.398280	22.52%	0	2003
	5.096645	3.589929	-29.56%	0	2002
	7.602962	5.096645	-32.97%	0	2001
	10.000000	7.602962	-23.97%	0	2000*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.860731	9.850424	-9.30%	0	2008
	10.063649	10.860731	7.92%	0	2007
	10.000000	10.063649	0.64%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	10.933958	11.172586	2.18%	0	2008
	10.308791	10.933958	6.06%	0	2007
	10.000000	10.308791	3.09%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.087141	6.135222	-44.66%	0	2008
	10.932342	11.087141	1.42%	0	2007
	10.000000	10.932342	9.32%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	12.252223	7.363780	-39.90%	0	2008
	11.536579	12.252223	6.20%	0	2007
	10.000000	11.536579	15.37%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	8.960541	5.247328	-41.44%	0	2008
	10.256699	8.960541	-12.64%	0	2007
	10.000000	10.256699	2.57%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.317504	8.037069	-28.99%	0	2008
	10.942587	11.317504	3.43%	0	2007
	10.000000	10.942587	9.43%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.354706	6.819837	-39.94%	0	2008
	11.322655	11.354706	0.28%	0	2007
	10.000000	11.322655	13.23%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.465916	7.148552	-31.70%	0	2008
	10.512008	10.465916	-0.44%	0	2007
	10.000000	10.512008	5.12%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.547131	6.917503	-40.09%	0	2008
	10.737961	11.547131	7.54%	0	2007
	10.000000	10.737961	7.38%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.616071	7.407905	-30.22%	0	2008
	10.685498	10.616071	-0.65%	0	2007
	10.000000	10.685498	6.85%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.593470	5.453417	-48.52%	0	2008
	10.284645	10.593470	3.00%	0	2007
	10.000000	10.284645	2.85%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	9.842572	6.041823	-38.62%	0	2008
	10.756046	9.842572	-8.49%	0	2007
	10.000000	10.756046	7.56%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.486681	6.425742	-44.06%	0	2008
	10.469219	11.486681	9.72%	0	2007
	10.000000	10.469219	4.69%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.966729	6.817965	-37.83%	0	2008
	10.913042	10.966729	0.49%	0	2007
	10.000000	10.913042	9.13%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.439990	10.317170	-1.18%	0	2008
	10.171890	10.439990	2.64%	0	2007
	10.000000	10.171890	1.72%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.624382	9.306396	-12.41%	0	2008
	10.329359	10.624382	2.86%	0	2007
	10.000000	10.329359	3.29%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.541838	17.037292	-17.06%	0	2008
	19.769165	20.541838	3.91%	0	2007
	18.287841	19.769165	8.10%	0	2006
	16.699895	18.287841	9.51%	0	2005
	15.554197	16.699895	7.37%	0	2004
	12.469872	15.554197	24.73%	0	2003
	11.703713	12.469872	6.55%	0	2002
	10.898529	11.703713	7.39%	0	2001
	10.000000	10.898529	8.99%	0	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	16.966218	9.164312	-45.98%	0	2008
	15.179824	16.966218	11.77%	0	2007
	12.434612	15.179824	22.08%	0	2006
	11.475761	12.434612	8.36%	0	2005
	10.021302	11.475761	14.51%	0	2004
	8.062277	10.021302	24.30%	0	2003
	10.000000	8.062277	-19.38%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.496717	4.931264	-48.07%	0	2008
	7.937411	9.496717	19.65%	0	2007
	7.445691	7.937411	6.60%	0	2006
	6.491595	7.445691	14.70%	0	2005
	5.472662	6.491595	18.62%	0	2004
	3.957201	5.472662	38.30%	0	2003
	5.892870	3.957201	-32.85%	0	2002
	8.547706	5.892870	-31.06%	0	2001
	10.000000	8.547706	-14.52%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.901591	16.901961	-39.42%	0	2008
	34.495318	27.901591	-19.11%	0	2007
	25.613549	34.495318	34.68%	0	2006
	22.430057	25.613549	14.19%	0	2005
	16.857666	22.430057	33.06%	0	2004
	12.566590	16.857666	34.15%	0	2003
	12.984466	12.566590	-3.22%	0	2002
	12.119719	12.984466	7.14%	0	2001
	11.697540	12.119719	3.61%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.421438	10.115756	-65.62%	0	2008
	21.926836	29.421438	34.18%	0	2007
	16.107653	21.926836	36.13%	0	2006
	12.521039	16.107653	28.64%	0	2005
	10.000000	12.521039	25.21%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	22.136051	7.604581	-65.65%	0	2008
	16.491408	22.136051	34.23%	0	2007
	12.118432	16.491408	36.09%	0	2006
	9.410614	12.118432	28.77%	0	2005
	7.662880	9.410614	22.81%	0	2004
	5.094403	7.662880	50.42%	0	2003
	5.378584	5.094403	-5.28%	0	2002
	5.616355	5.378584	-4.23%	0	2001
	10.000000	5.616355	-43.84%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.534996	16.580633	-47.42%	0	2008
	22.247018	31.534996	41.75%	0	2007
	18.311083	22.247018	21.49%	0	2006
	12.379305	18.311083	47.92%	0	2005
	10.000000	12.379305	23.79%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.908979	20.447190	-47.45%	0	2008
	27.443754	38.908979	41.78%	0	2007
	22.596572	27.443754	21.45%	0	2006
	15.270997	22.596572	47.97%	0	2005
	12.601187	15.270997	21.19%	0	2004
	8.921690	12.601187	41.24%	0	2003
	9.412595	8.921690	-5.22%	0	2002
	10.776083	9.412595	-12.65%	0	2001
	10.000000	10.776083	7.76%	0	2000*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.745370	7.724694	-39.39%	0	2008
	11.884450	12.745370	7.24%	0	2007
	10.716008	11.884450	10.90%	0	2006
	10.100868	10.716008	6.09%	0	2005
	9.441873	10.100868	6.98%	0	2004
	7.171052	9.441873	31.67%	0	2003
	9.602696	7.171052	-25.32%	0	2002
	9.814187	9.602696	-2.15%	0	2001
	10.000000	9.814187	-1.86%	0	2000*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.033244	7.031167	-41.57%	0	2008
	11.569697	12.033244	4.01%	0	2007
	10.568137	11.569697	9.48%	0	2006
	10.041011	10.568137	5.25%	0	2005
	8.706693	10.041011	15.33%	0	2004
	6.514362	8.706693	33.65%	0	2003
	9.125641	6.514362	-28.61%	0	2002
	9.694097	9.125641	-5.86%	0	2001
	10.000000	9.694097	-3.06%	0	2000*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.407335	6.757367	-40.76%	0	2008
	11.622978	11.407335	-1.86%	0	2007
	10.944618	11.622978	6.20%	0	2006
	10.821194	10.944618	1.14%	0	2005
	10.478179	10.821194	3.27%	0	2004
	10.000000	10.478179	4.78%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.172558	4.698643	-53.81%	0	2008
	10.450758	10.172558	-2.66%	0	2007
	10.000000	10.450758	4.51%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.706274	7.017619	-44.77%	0	2008
	11.812586	12.706274	7.57%	0	2007
	11.568276	11.812586	2.11%	0	2006
	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.410361	5.736320	-44.90%	0	2008
	9.702485	10.410361	7.30%	0	2007
	10.000000	9.702485	-2.98%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.510653	5.337001	-49.22%	0	2008
	9.900939	10.510653	6.16%	0	2007
	10.000000	9.900939	-0.99%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.281116	8.910760	-32.91%	0	2008
	12.792019	13.281116	3.82%	0	2007
	11.410606	12.792019	12.11%	0	2006
	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	15.447606	8.845300	-42.74%	0	2008
	14.022306	15.447606	10.16%	0	2007
	11.383207	14.022306	23.18%	0	2006
	10.000000	11.383207	13.83%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.139007	6.602068	-40.73%	0	2008
	10.030423	11.139007	11.05%	0	2007
	10.000000	10.030423	0.30%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.990497	9.390449	-37.36%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.914871	8.113644	-37.18%	0	2008
	13.458111	12.914871	-4.04%	0	2007
	11.965263	13.458111	12.48%	0	2006
	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.947079	9.510528	-47.01%	0	2008
	15.830538	17.947079	13.37%	0	2007
	13.180916	15.830538	20.10%	0	2006
	12.115462	13.180916	8.79%	0	2005
	10.975555	12.115462	10.39%	0	2004
	10.000000	10.975555	9.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.947176	9.510571	-47.01%	0	2008
	15.830596	17.947176	13.37%	0	2007
	13.180964	15.830596	20.10%	0	2006
	12.131971	13.180964	8.65%	0	2005
	10.975558	12.131971	10.54%	0	2004
	10.000000	10.975558	9.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.187745	7.402311	-27.34%	0	2008
	10.859495	10.187745	-6.19%	0	2007
	10.000000	10.859495	8.59%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.918668	6.698525	-43.80%	0	2008
	10.255945	11.918668	16.21%	0	2007
	11.038296	10.255945	-7.09%	0	2006
	11.247299	11.038296	-1.86%	0	2005
	10.580214	11.247299	6.31%	0	2004
	10.000000	10.580214	5.80%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.711728	8.939662	-29.67%	0	2008
	13.954565	12.711728	-8.91%	0	2007
	12.242878	13.954565	13.98%	0	2006
	12.133993	12.242878	0.90%	0	2005
	11.049142	12.133993	9.82%	0	2004
	10.000000	11.049142	10.49%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.580685	6.207426	-50.66%	0	2008
	9.372699	12.580685	34.23%	0	2007
	10.000000	9.372699	-6.27%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.144993	9.589461	-5.48%	0	2008
	9.648485	10.144993	5.15%	0	2007
	9.887224	9.648485	-2.41%	0	2006
	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	16.812431	7.785445	-53.69%	0	2008
	12.966813	16.812431	29.66%	0	2007
	13.072553	12.966813	-0.81%	0	2006
	11.897478	13.072553	9.88%	0	2005
	10.569293	11.897478	12.57%	0	2004
	10.000000	10.569293	5.69%	0	2003*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.801187	10.081045	-43.37%	0	2008
	15.898576	17.801187	11.97%	0	2007
	13.948525	15.898576	13.98%	0	2006
	12.364119	13.948525	12.81%	0	2005
	11.218544	12.364119	10.21%	0	2004
	10.000000	11.218544	12.19%	0	2003*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	17.801187	10.081045	-43.37%	0	2008
	15.898576	17.801187	11.97%	0	2007
	13.948525	15.898576	13.98%	0	2006
	12.328852	13.948525	12.81%	0	2005
	10.878725	12.328852	13.33%	0	2004
	10.000000	10.878725	8.79%	0	2003*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.683171	8.386008	-38.71%	0	2008
	13.999022	13.683171	-2.26%	0	2007
	12.210226	13.999022	14.65%	0	2006
	11.753601	12.210226	3.88%	0	2005
	10.990177	11.753601	6.95%	0	2004
	10.000000	10.990177	9.90%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.978590	9.274958	-33.65%	0	2008
	14.652833	13.978590	-4.60%	0	2007
	13.332414	14.652833	9.90%	0	2006
	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.879229	7.481490	-37.02%	0	2008
	11.476900	11.879229	3.51%	0	2007
	10.940914	11.476900	4.90%	0	2006
	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.009034	7.853499	-39.63%	0	2008
	12.870609	13.009034	1.08%	0	2007
	11.600461	12.870609	10.95%	0	2006
	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.475449	8.441122	-32.34%	0	2008
	12.126423	12.475449	2.88%	0	2007
	10.837811	12.126423	11.89%	0	2006
	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.088893	6.046806	-40.06%	0	2008
	11.812870	10.088893	-14.59%	0	2007
	11.850657	11.812870	-0.32%	0	2006
	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	16.277090	9.798488	-39.80%	0	2008
	16.274257	16.277090	0.02%	0	2007
	13.818730	16.274257	17.77%	0	2006
	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.574807	9.117096	-4.78%	0	2008
	10.121198	9.574807	-5.40%	0	2007
	10.000000	10.121198	1.21%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	9.715944	8.652019	-10.95%	0	2008
	9.600799	9.715944	1.20%	0	2007
	9.595884	9.600799	0.05%	0	2006
	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.290613	8.978296	-44.89%	0	2008
	14.436497	16.290613	12.84%	0	2007
	13.467626	14.436497	7.19%	0	2006
	11.998160	13.467626	12.25%	0	2005
	10.830147	11.998160	10.78%	0	2004
	10.000000	10.830147	8.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	12.879167	5.639509	-56.21%	0	2008
	9.208638	12.879167	39.86%	0	2007
	10.000000	9.208638	-7.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.528307	7.444023	-44.97%	0	2008
	13.890888	13.528307	-2.61%	0	2007
	12.042275	13.890888	15.35%	0	2006
	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.771790	7.751430	-28.04%	0	2008
	10.324533	10.771790	4.33%	0	2007
	10.000000	10.324533	3.25%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.943356	7.072224	-35.37%	0	2008
	10.344144	10.943356	5.79%	0	2007
	10.000000	10.344144	3.44%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.067934	6.582360	-40.53%	0	2008
	10.363925	11.067934	6.79%	0	2007
	10.000000	10.363925	3.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.368331	8.182238	-28.03%	0	2008
	11.532030	11.368331	-1.42%	0	2007
	10.797837	11.532030	6.80%	0	2006
	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.622730	6.933730	-27.94%	0	2008
	10.000000	9.622730	-3.77%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.817803	9.114528	-7.16%	0	2008
	9.810579	9.817803	0.07%	0	2007
	9.791846	9.810579	0.19%	0	2006
	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.735406	6.236923	-41.90%	0	2008
	9.680146	10.735406	10.90%	0	2007
	10.000000	9.680146	-3.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.934286	9.668741	-46.09%	0	2008
	15.934056	17.934286	12.55%	0	2007
	14.063448	15.934056	13.30%	0	2006
	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	17.933434	9.666049	-46.10%	0	2008
	15.930793	17.933434	12.57%	0	2007
	14.060232	15.930793	13.30%	0	2006
	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.428496	6.296453	-53.11%	0	2008
	13.242307	13.428496	1.41%	0	2007
	11.863686	13.242307	11.62%	0	2006
	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.881072	7.351441	-32.44%	0	2008
	10.920707	10.881072	-0.36%	0	2007
	10.000000	10.920707	9.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.351208	6.015726	-35.67%	0	2008
	9.975480	9.351208	-6.26%	0	2007
	10.000000	9.975480	-0.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.544474	-34.56%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.950647	5.886488	-54.55%	0	2008
	10.478821	12.950647	23.59%	0	2007
	10.000000	10.478821	4.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.105288	8.096379	-42.60%	0	2008
	12.685572	14.105288	11.19%	0	2007
	10.851188	12.685572	16.90%	0	2006
	10.000000	10.851188	8.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.822063	6.767947	-42.75%	0	2008
	10.663710	11.822063	10.86%	0	2007
	10.000000	10.663710	6.64%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	10.942857	11.163010	2.01%	0	2008
	10.262985	10.942857	6.62%	0	2007
	10.000000	10.262985	2.63%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.954861	8.310287	-35.85%	0	2008
	13.167496	12.954861	-1.61%	0	2007
	11.731699	13.167496	12.24%	0	2006
	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.899787	9.573548	-46.52%	0	2008
	13.641882	17.899787	31.21%	0	2007
	13.014930	13.641882	4.82%	0	2006
	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	13.598782	7.317318	-46.19%	0	2008
	11.636151	13.598782	16.87%	0	2007
	11.234036	11.636151	3.58%	0	2006
	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.606358	7.331343	-46.12%	0	2008
	11.637258	13.606358	16.92%	0	2007
	11.223502	11.637258	3.69%	0	2006
	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.213109	8.703299	-38.77%	0	2008
	13.945634	14.213109	1.92%	0	2007
	13.106054	13.945634	6.41%	0	2006
	12.300994	13.106054	6.54%	0	2005
	10.902584	12.300994	12.83%	0	2004
	10.000000	10.902584	9.03%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.057725	12.872166	-54.12%	0	2008
	22.822715	28.057725	22.94%	0	2007
	16.202801	22.822715	40.86%	0	2006
	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.109273	12.900948	-54.10%	0	2008
	22.854915	28.109273	22.99%	0	2007
	16.218265	22.854915	40.92%	0	2006
	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.227739	7.252605	-35.40%	0	2008
	10.866790	11.227739	3.32%	0	2007
	10.000000	10.866790	8.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	14.286100	8.610103	-39.73%	0	2008
	13.853352	14.286100	3.12%	0	2007
	12.719879	13.853352	8.91%	0	2006
	12.216245	12.719879	4.12%	0	2005
	10.981733	12.216245	11.24%	0	2004
	10.000000	10.981733	9.82%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.082961	5.186824	-48.56%	0	2008
	10.173094	10.082961	-0.89%	0	2007
	10.000000	10.173094	1.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	17.215808	9.363170	-45.61%	0	2008
	14.631301	17.215808	17.66%	0	2007
	13.280016	14.631301	10.18%	0	2006
	12.154159	13.280016	9.26%	0	2005
	10.879664	12.154159	11.71%	0	2004
	10.000000	10.879664	8.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	16.102395	7.361943	-54.28%	0	2008
	15.336720	16.102395	4.99%	0	2007
	14.224432	15.336720	7.82%	0	2006
	12.543694	14.224432	13.40%	0	2005
	10.976528	12.543694	14.28%	0	2004
	10.000000	10.976528	9.77%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	9.893823	5.135993	-48.09%	0	2008
	9.997866	9.893823	-1.04%	0	2007
	10.000000	9.997866	-0.02%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.423239	7.835461	-16.85%	0	2008
	9.365965	9.423239	0.61%	0	2007
	9.356855	9.365965	0.10%	0	2006
	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.226552	5.363437	-41.87%	0	2008
	9.558989	9.226552	-3.48%	0	2007
	10.000000	9.558989	-4.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.842155	7.468868	-41.84%	0	2008
	12.427065	12.842155	3.34%	0	2007
	11.377568	12.427065	9.22%	0	2006
	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.476629	7.066110	-32.55%	0	2008
	10.278608	10.476629	1.93%	0	2007
	10.000000	10.278608	2.79%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.147471	8.784373	-13.43%	0	2008
	10.261063	10.147471	-1.11%	0	2007
	10.000000	10.261063	2.61%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.593301	6.832432	-41.07%	0	2008
	10.556235	11.593301	9.82%	0	2007
	10.000000	10.556235	5.56%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.843305	5.809537	-46.42%	0	2008
	10.091049	10.843305	7.45%	0	2007
	10.000000	10.091049	0.91%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.629306	5.727866	-40.52%	0	2008
	10.000000	9.629306	-3.71%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.388210	7.876480	-30.84%	0	2008
	11.498656	11.388210	-0.96%	0	2007
	10.822514	11.498656	6.25%	0	2006
	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.802451	7.460080	-30.94%	0	2008
	10.903657	10.802451	-0.93%	0	2007
	10.262940	10.903657	6.24%	0	2006
	10.000000	10.262940	2.63%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.206200	13.063784	-59.44%	0	2008
	23.036685	32.206200	39.80%	0	2007
	17.540452	23.036685	31.33%	0	2006
	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	32.188257	13.035555	-59.50%	0	2008
	23.028703	32.188257	39.77%	0	2007
	17.543805	23.028703	31.26%	0	2006
	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.782092	14.037421	-35.56%	0	2008
	18.840440	21.782092	15.61%	0	2007
	14.254040	18.840440	32.18%	0	2006
	13.935684	14.254040	2.28%	0	2005
	11.164700	13.935684	24.84%	0	2004
	10.000000	11.164700	11.65%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	24.209543	12.542358	-48.19%	0	2008
	19.827839	24.209543	22.10%	0	2007
	15.523325	19.827839	27.73%	0	2006
	12.410339	15.523325	25.08%	0	2005
	11.314552	12.410339	9.68%	0	2004
	10.000000	11.314552	13.15%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.234691	12.559316	-48.18%	0	2008
	19.847953	24.234691	22.10%	0	2007
	15.540748	19.847953	27.72%	0	2006
	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	19.088465	10.206283	-46.53%	0	2008
	16.572674	19.088465	15.18%	0	2007
	13.712619	16.572674	20.86%	0	2006
	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.095194	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.074587	-39.25%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.305335	-36.95%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.855066	-21.45%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.138719	-28.61%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	8.996093	-10.04%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.493650	-25.06%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.778583	-32.21%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.231992	-17.68%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.778759	-2.21%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.762870	-2.37%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	15.153411	7.827290	-48.35%	0	2008
	15.959222	15.153411	-5.05%	0	2007
	13.805892	15.959222	15.60%	0	2006
	12.927718	13.805892	6.79%	0	2005
	11.111516	12.927718	16.35%	0	2004
	10.000000	11.111516	11.12%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.892845	10.235724	3.47%	0	2008
	9.613647	9.892845	2.90%	0	2007
	9.684306	9.613647	-0.73%	0	2006
	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

NVIT NVIT Growth Fund: Class I - Q/NQ	13.276785	7.815615	-41.13%	0	2008
	11.565261	13.276785	14.80%	0	2007
	11.340179	11.565261	1.98%	0	2006
	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.261190	8.804701	-28.19%	0	2008
	11.276500	12.261190	8.73%	0	2007
	11.430215	11.276500	-1.34%	0	2006
	10.974448	11.430215	4.15%	0	2005
	10.594708	10.974448	3.58%	0	2004
	10.000000	10.594708	5.95%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.212214	6.128191	-45.34%	0	2008
	10.673739	11.212214	5.04%	0	2007
	10.000000	10.673739	6.74%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.440074	9.423659	-9.74%	0	2008
	10.316621	10.440074	1.20%	0	2007
	10.116112	10.316621	1.98%	0	2006
	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.319020	9.236089	-18.40%	0	2008
	11.134624	11.319020	1.66%	0	2007
	10.690743	11.134624	4.15%	0	2006
	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.208535	9.005864	-26.23%	0	2008
	12.032398	12.208535	1.46%	0	2007
	11.248718	12.032398	6.97%	0	2006
	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.432612	8.851314	-34.11%	0	2008
	13.177616	13.432612	1.94%	0	2007
	11.976471	13.177616	10.03%	0	2006
	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.235164	8.634548	-39.34%	0	2008
	13.990267	14.235164	1.75%	0	2007
	12.461817	13.990267	12.27%	0	2006
	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.293319	8.721904	-38.98%	0	2008
	13.838283	14.293319	3.29%	0	2007
	13.109414	13.838283	5.56%	0	2006
	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.564387	9.375258	-1.98%	0	2008
	9.504398	9.564387	0.63%	0	2007
	9.465361	9.504398	0.41%	0	2006
	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.037259	-39.63%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	16.126495	8.311795	-48.46%	0	2008
	16.315280	16.126495	-1.16%	0	2007
	13.836770	16.315280	17.91%	0	2006
	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.257634	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.241962	-37.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.174182	-38.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.644385	-33.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	12.511161	6.437948	-48.54%	0	2008
	11.871058	12.511161	5.39%	0	2007
	11.974118	11.871058	-0.86%	0	2006
	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	12.874275	8.389087	-34.84%	0	2008
	14.399755	12.874275	-10.59%	0	2007
	12.780098	14.399755	12.67%	0	2006
	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.327367	8.505227	-40.64%	0	2008
	14.608533	14.327367	-1.92%	0	2007
	13.573617	14.608533	7.62%	0	2006
	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.348459	8.220884	-20.56%	0	2008
	10.299953	10.348459	0.47%	0	2007
	10.227481	10.299953	0.71%	0	2006
	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	13.274156	7.450811	-43.87%	0	2008
	12.777678	13.274156	3.89%	0	2007
	11.706272	12.777678	9.15%	0	2006
	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	15.282705	7.347353	-51.92%	0	2008
	14.265859	15.282705	7.13%	0	2007
	12.788796	14.265859	11.55%	0	2006
	12.069791	12.788796	5.96%	0	2005
	10.579935	12.069791	14.08%	0	2004
	10.000000	10.579935	5.80%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.776899	-2.23%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	12.481764	6.164845	-50.61%	0	2008
	10.823041	12.481764	15.33%	0	2007
	10.134982	10.823041	6.79%	0	2006
	10.605427	10.134982	-4.44%	0	2005
	10.584966	10.605427	0.19%	0	2004
	10.000000	10.584966	5.85%	0	2003*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.471069	6.157672	-50.62%	0	2008
	10.805515	12.471069	15.41%	0	2007
	10.126436	10.805515	6.71%	0	2006
	10.596048	10.126436	-4.43%	0	2005
	10.579097	10.596048	0.16%	0	2004
	10.000000	10.579097	5.79%	0	2003*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.870974	11.741214	8.01%	0	2004
	10.000000	10.870974	8.71%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.878644	7.793313	-39.49%	0	2008
	13.715331	12.878644	-6.10%	0	2007
	12.318371	13.715331	11.34%	0	2006
	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.551448	-44.49%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.749791	6.671079	-47.68%	0	2008
	11.631239	12.749791	9.62%	0	2007
	11.216746	11.631239	3.70%	0	2006
	11.110148	11.216746	0.96%	0	2005
	10.816685	11.110148	2.71%	0	2004
	10.000000	10.816685	8.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.486328	9.469454	-42.56%	0	2008
	16.144911	16.486328	2.11%	0	2007
	14.280808	16.144911	13.05%	0	2006
	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	16.493364	9.474398	-42.56%	0	2008
	16.154612	16.493364	2.10%	0	2007
	14.288964	16.154612	13.06%	0	2006
	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.404149	1.906341	-79.73%	0	2008
	10.000000	9.404149	-5.96%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	9.908035	2.029348	-79.52%	0	2008
	10.328298	9.908035	-4.07%	0	2007
	10.000000	10.328298	3.28%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.815658	7.573271	-40.91%	0	2008
	12.780248	12.815658	0.28%	0	2007
	11.566366	12.780248	10.49%	0	2006
	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.324018	5.567228	-40.29%	0	2008
	9.828609	9.324018	-5.13%	0	2007
	10.000000	9.828609	-1.71%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	12.762396	6.242673	-51.09%	0	2008
	12.498690	12.762396	2.11%	0	2007
	12.637907	12.498690	-1.10%	0	2006
	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.193513	6.165144	-44.92%	0	2008
	10.362198	11.193513	8.02%	0	2007
	10.000000	10.362198	3.62%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.686841	6.541502	-38.79%	0	2008
	10.801526	10.686841	-1.06%	0	2007
	10.000000	10.801526	8.02%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.172228	9.897982	-2.70%	0	2008
	10.066636	10.172228	1.05%	0	2007
	10.000000	10.066636	0.67%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.353252	8.929413	-13.75%	0	2008
	10.223790	10.353252	1.27%	0	2007
	10.000000	10.223790	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	13.039103	10.648173	-18.34%	0	2008
	12.745643	13.039103	2.30%	0	2007
	11.974194	12.745643	6.44%	0	2006
	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	14.641550	7.786731	-46.82%	0	2008
	13.305566	14.641550	10.04%	0	2007
	11.068988	13.305566	20.21%	0	2006
	10.000000	11.068988	10.69%	0	2005*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	17.615665	9.005956	-48.88%	0	2008
	14.954415	17.615665	17.80%	0	2007
	14.246527	14.954415	4.97%	0	2006
	12.614250	14.246527	12.94%	0	2005
	10.800269	12.614250	16.80%	0	2004
	10.000000	10.800269	8.00%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	16.514722	9.849450	-40.36%	0	2008
	20.738373	16.514722	-20.37%	0	2007
	15.638203	20.738373	32.61%	0	2006
	13.907697	15.638203	12.44%	0	2005
	10.615667	13.907697	31.01%	0	2004
	10.000000	10.615667	6.16%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	27.799875	9.410501	-66.15%	0	2008
	21.043388	27.799875	32.11%	0	2007
	15.699260	21.043388	34.04%	0	2006
	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.557016	10.673498	-66.18%	0	2008
	23.878911	31.557016	32.15%	0	2007
	17.820098	23.878911	34.00%	0	2006
	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	29.796824	15.425011	-48.23%	0	2008
	21.350815	29.796824	39.56%	0	2007
	17.847051	21.350815	19.63%	0	2006
	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	33.787779	17.481972	-48.26%	0	2008
	24.205771	33.787779	39.59%	0	2007
	20.240794	24.205771	19.59%	0	2006
	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.186036	8.465265	-40.33%	0	2008
	13.435466	14.186036	5.59%	0	2007
	12.303147	13.435466	9.20%	0	2006
	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	14.077554	8.098824	-42.47%	0	2008
	13.747838	14.077554	2.40%	0	2007
	12.753269	13.747838	7.80%	0	2006
	12.305755	12.753269	3.64%	0	2005
	10.837045	12.305775	13.55%	0	2004
	10.000000	10.837045	8.37%	0	2003*

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.542535	18.038769	-26.50%	3,240,851	2008
	17.194153	24.542535	42.74%	2,262,547	2007
	14.447635	17.194153	19.01%	2,239,129	2006
	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	14.209605	11.119320	-21.75%	1,793,309	2008
	12.621716	14.209605	12.58%	1,333,603	2007
	11.457924	12.621716	10.16%	1,508,929	2006
	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.573634	13.486609	-0.64%	2,709,413	2008
	12.969298	13.573634	4.66%	1,895,102	2007
	12.560339	12.969298	3.26%	1,408,675	2006
	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.910670	7.695417	-35.39%	5,561,043	2008
	10.546121	11.910670	12.94%	3,659,302	2007
	9.101039	10.546121	15.88%	4,158,916	2006
	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.209097	10.288910	-36.52%	626,828	2008
	14.021570	16.209097	15.60%	436,409	2007
	12.212264	14.021570	14.82%	382,029	2006
	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.876307	7.401688	-46.66%	183,805	2008
	9.259970	13.876307	49.85%	73,754	2007
	10.000000	9.259970	-7.40%	29,720	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.708432	8.286647	-61.83%	669,446	2008
	15.273371	21.708432	42.13%	417,463	2007
	12.287089	15.273371	24.30%	341,564	2006
	10.000000	12.287089	22.87%	109,653	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.928767	7.529470	-36.88%	6,129,775	2008
	9.572816	11.928767	21.75%	4,260,050	2007
	9.200918	9.572816	4.04%	4,828,577	2006
	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.574727	12.060869	-22.56%	1,375,039	2008
	15.140341	15.574727	2.87%	1,038,658	2007
	13.862250	15.140341	9.22%	1,068,834	2006
	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.704963	8.426470	-42.70%	1,473,125	2008
	12.240210	14.704963	20.14%	896,200	2007
	10.213807	12.240210	19.84%	916,763	2006
	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.378815	10.510806	-42.81%	416,657	2008
	16.887720	18.378815	8.83%	315,422	2007
	13.153656	16.887720	28.39%	286,332	2006
	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.733650	8.098121	-48.53%	81,187	2008
	14.917517	15.733650	5.47%	59,407	2007
	13.415018	14.917517	11.20%	57,292	2006
	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.625861	8.606807	-36.83%	293,028	2008
	12.216068	13.625861	11.54%	186,995	2007
	11.360798	12.216068	7.53%	143,195	2006
	10.000000	11.360798	13.61%	44,489	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.140535	11.275744	1.21%	1,662,570	2008
	10.751664	11.140535	3.62%	584,134	2007
	10.405234	10.751664	3.33%	487,118	2006
	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.986147	9.690391	-11.79%	172,692	2008
	10.727030	10.986147	2.42%	113,321	2007
	10.336131	10.727030	3.78%	91,300	2006
	10.230793	10.336131	1.03%	72,704	2005
	10.000000	10.230793	2.31%	21,733	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.577035	9.235171	-36.65%	244,356	2008
	17.534744	14.577035	-16.87%	143,356	2007
	13.608265	17.534744	28.85%	158,340	2006
	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.495825	9.492077	-34.52%	2,161,507	2008
	11.768023	14.495825	23.18%	1,534,306	2007
	11.013522	11.768023	6.85%	1,676,120	2006
	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	15.108568	9.102132	-39.76%	2,045,749	2008
	13.437940	15.108568	12.43%	1,411,123	2007
	12.913866	13.437940	4.06%	1,584,308	2006
	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.772647	9.345214	-26.83%	205,721	2008
	13.451362	12.772647	-5.05%	159,013	2007
	11.622311	13.451362	15.74%	133,631	2006
	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.916596	9.778763	-34.44%	1,418,489	2008
	14.780173	14.916596	0.92%	1,186,810	2007
	12.766443	14.780173	15.77%	1,296,638	2006
	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.455014	17.965354	-26.54%	132,116	2008
	17.141532	24.455014	42.67%	36,649	2007
	14.410672	17.141532	18.95%	31,893	2006
	11.712648	14.410672	23.04%	33,774	2005
	10.442245	11.712648	12.17%	32,224	2004
	9.461963	10.442245	10.36%	34,294	2003
	9.253735	9.461963	2.25%	38,197	2002
	10.381508	9.253735	-10.86%	37,041	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	14.158875	11.074021	-21.79%	73,835	2008
	12.583040	14.158875	12.52%	19,174	2007
	11.428569	12.583040	10.10%	20,185	2006
	10.992522	11.428569	3.97%	20,430	2005
	10.192830	10.992522	7.85%	21,416	2004
	8.645268	10.192830	17.90%	27,064	2003
	9.534906	8.645268	-9.33%	32,470	2002
	10.240130	9.534906	-6.89%	34,278	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.525178	13.431679	-0.69%	135,332	2008
	12.929556	13.525178	4.61%	29,643	2007
	12.528147	12.929556	3.20%	22,295	2006
	12.453317	12.528147	0.60%	25,467	2005
	12.109223	12.453317	2.84%	25,884	2004
	11.740262	12.109223	3.14%	31,895	2003
	10.881885	11.740262	7.89%	39,634	2002
	10.227928	10.881885	6.39%	35,527	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.868118	7.664050	-35.42%	267,257	2008
	10.513787	11.868118	12.88%	53,367	2007
	9.077709	10.513787	15.82%	58,191	2006
	8.411575	9.077709	7.92%	62,511	2005
	7.754492	8.411575	8.47%	63,862	2004
	6.679456	7.754492	16.09%	73,074	2003
	8.609380	6.679456	-22.42%	82,973	2002
	10.220586	8.609380	-15.76%	104,304	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.179143	10.264695	-36.56%	23,869	2008
	14.002771	16.179143	15.54%	606	2007
	12.202034	14.002771	14.76%	606	2006
	10.904084	12.202034	11.90%	606	2005
	10.000000	10.904084	9.04%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.864623	7.391704	-46.69%	10,166	2008
	9.256865	13.864623	49.78%	1,696	2007
	10.000000	9.256865	-7.43%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.680150	8.271643	-61.85%	18,778	2008
	15.261217	21.680150	42.06%	2,805	2007
	12.283494	15.261217	24.24%	2,805	2006
	10.000000	12.283494	22.83%	1,439	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.886196	7.498799	-36.91%	303,099	2008
	9.543491	11.886196	21.68%	67,337	2007
	9.177351	9.543491	3.99%	68,295	2006
	8.333962	9.177351	10.12%	80,464	2005
	8.148640	8.333962	2.27%	83,865	2004
	6.688673	8.148640	21.83%	90,521	2003
	8.584654	6.688673	-22.09%	99,653	2002
	10.123498	8.584654	-15.20%	106,296	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.519172	12.011774	-22.60%	57,457	2008
	15.093984	15.519172	2.82%	4,839	2007
	13.826760	15.093984	9.17%	4,802	2006
	13.619419	13.826760	1.52%	5,408	2005
	12.521924	13.619419	8.76%	6,909	2004
	10.563475	12.521924	18.54%	8,843	2003
	10.890582	10.563475	-3.00%	8,758	2002
	10.076223	10.890582	8.08%	10,354	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.652476	8.392137	-42.73%	43,978	2008
	12.202709	14.652476	20.08%	4,331	2007
	10.187645	12.202709	19.78%	4,838	2006
	8.834810	10.187645	15.31%	3,467	2005
	7.828178	8.834810	12.86%	5,677	2004
	6.330982	7.828178	23.65%	4,127	2003
	7.813349	6.330982	-18.97%	4,321	2002
	10.149370	7.813349	-23.02%	4,639	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.344833	10.486072	-42.84%	8,049	2008
	16.865067	18.344833	8.77%	783	2007
	13.142633	16.865067	28.32%	873	2006
	11.941969	13.142633	10.05%	970	2005
	10.000000	11.941969	19.42%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.704618	8.079085	-48.56%	2,917	2008
	14.897550	15.704618	5.42%	0	2007
	13.403806	14.897550	11.14%	321	2006
	11.201378	13.403806	19.66%	321	2005
	10.000000	11.201378	12.01%	321	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.608108	8.591254	-36.87%	10,018	2008
	12.206343	13.608108	11.48%	1,045	2007
	11.357463	12.206343	7.47%	1,622	2006
	10.000000	11.357463	13.57%	456	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.100765	11.229819	1.16%	170,072	2008
	10.718722	11.100765	3.56%	6,353	2007
	10.378577	10.718722	3.28%	6,508	2006
	10.228440	10.378577	1.47%	14,793	2005
	10.260618	10.228440	-0.31%	16,225	2004
	10.311141	10.260618	-0.49%	19,953	2003
	10.297992	10.311141	0.13%	7,631	2002
	10.041682	10.297992	2.55%	7,631	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.967224	9.668806	-11.84%	5,219	2008
	10.713996	10.967224	2.36%	535	2007
	10.328765	10.713996	3.73%	492	2006
	10.228662	10.328765	0.98%	440	2005
	10.000000	10.228662	2.29%	406	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.551958	9.214612	-36.68%	7,381	2008
	17.513470	14.551958	-16.91%	2,678	2007
	13.598591	17.513470	28.79%	3,774	2006
	12.393272	13.598591	9.73%	1,508	2005
	10.000000	12.393272	23.93%	761	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.444013	9.453359	-34.55%	60,282	2008
	11.731915	14.444013	23.12%	2,925	2007
	10.985266	11.731915	6.80%	3,359	2006
	9.463888	10.985266	16.08%	4,394	2005
	8.223192	9.463888	15.09%	5,913	2004
	6.366977	8.223192	29.15%	6,107	2003
	8.460827	6.366977	-24.75%	5,123	2002
	9.702866	8.460827	-12.80%	6,860	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	15.054635	9.065048	-39.79%	69,575	2008
	13.396765	15.054635	12.38%	6,230	2007
	12.880777	13.396765	4.01%	7,631	2006
	11.525679	12.880777	11.76%	8,384	2005
	10.186117	11.525679	13.15%	9,975	2004
	7.578254	10.186117	34.41%	11,286	2003
	9.787685	7.578254	-22.57%	7,341	2002
	10.082057	9.787685	-2.92%	8,127	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.749058	9.323231	-26.87%	10,920	2008
	13.433344	12.749058	-5.09%	0	2007
	11.612581	13.433344	15.68%	0	2006
	11.262202	11.612581	3.11%	0	2005
	10.000000	11.262202	12.62%	314	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.866473	9.740965	-34.48%	9,953	2008
	14.737993	14.866473	0.87%	1,962	2007
	12.736416	14.737993	15.72%	2,098	2006
	12.319794	12.736416	3.38%	3,001	2005
	10.849125	12.319794	13.56%	4,494	2004
	8.759128	10.849125	23.86%	0	2003
	10.134230	8.759128	-13.57%	0	2002
	10.000000	10.134230	1.34%	0	2001*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.367737	17.892193	-26.57%	31,319	2008
	17.089016	24.367737	42.59%	15,745	2007
	14.373745	17.089016	18.89%	19,144	2006
	11.688510	14.373745	22.97%	22,237	2005
	10.425989	11.688510	12.11%	20,479	2004
	9.452002	10.425989	10.30%	24,280	2003
	9.248676	9.452002	2.20%	19,128	2002
	10.381107	9.248676	-10.91%	14,008	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	14.108297	11.028872	-21.83%	14,460	2008
	12.544463	14.108297	12.47%	16,629	2007
	11.399270	12.544463	10.05%	18,266	2006
	10.969863	11.399270	3.91%	19,228	2005
	10.176961	10.969863	7.79%	22,465	2004
	8.636168	10.176961	17.84%	25,259	2003
	9.529691	8.636168	-9.38%	26,978	2002
	10.239734	9.529691	-6.93%	24,598	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.476882	13.376964	-0.74%	37,337	2008
	12.889923	13.476882	4.55%	51,211	2007
	12.496049	12.889923	3.15%	29,794	2006
	12.427663	12.496049	0.55%	28,729	2005
	12.090385	12.427663	2.79%	32,666	2004
	11.727922	12.090385	3.09%	48,123	2003
	10.875937	11.727922	7.83%	45,831	2002
	10.227532	10.875937	6.34%	30,641	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.825758	7.632829	-35.46%	50,307	2008
	10.481577	11.825758	12.82%	32,822	2007
	9.054449	10.481577	15.76%	51,860	2006
	8.394248	9.054449	7.86%	58,644	2005
	7.742423	8.394248	8.42%	65,117	2004
	6.672429	7.742423	16.04%	84,489	2003
	8.604664	6.672429	-22.46%	98,467	2002
	10.220192	8.604664	-15.81%	82,696	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.149298	10.240571	-36.59%	2,584	2008
	13.984033	16.149298	15.48%	19,558	2007
	12.191838	13.984033	14.70%	1,508	2006
	10.900454	12.191838	11.85%	3,938	2005
	10.000000	10.900454	9.00%	3,188	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.852933	7.381734	-46.71%	1,016	2008
	9.253760	13.852933	49.70%	445	2007
	10.000000	9.253760	-7.46%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.651880	8.256659	-61.87%	4,395	2008
	15.249060	21.651880	41.99%	2,550	2007
	12.279895	15.249060	24.18%	1,630	2006
	10.000000	12.279895	22.80%	799	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.843752	7.468238	-36.94%	56,774	2008
	9.514247	11.843752	21.62%	37,839	2007
	9.153842	9.514247	3.94%	58,751	2006
	8.316790	9.153842	10.06%	68,452	2005
	8.135951	8.316790	2.22%	123,054	2004
	6.681627	8.135951	21.77%	110,611	2003
	8.579957	6.681627	-22.13%	113,961	2002
	10.123104	8.579957	-15.24%	95,431	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.463757	11.962832	-22.64%	13,807	2008
	15.047725	15.463757	2.76%	15,146	2007
	13.791334	15.047725	9.11%	18,084	2006
	13.591374	13.791334	1.47%	19,563	2005
	12.502442	13.591374	8.71%	26,727	2004
	10.552366	12.502442	18.48%	29,980	2003
	10.884629	10.552366	-3.05%	33,369	2002
	10.075834	10.884629	8.03%	29,449	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.600154	8.357943	-42.75%	25,353	2008
	12.165307	14.600154	20.01%	9,507	2007
	10.161529	12.165307	19.72%	11,758	2006
	8.816605	10.161529	15.25%	13,034	2005
	7.816002	8.816605	12.80%	14,552	2004
	6.324320	7.816002	23.59%	16,707	2003
	7.809063	6.324320	-19.01%	18,295	2002
	10.148980	7.809063	-23.06%	11,637	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.310993	10.461426	-42.87%	473	2008
	16.842490	18.310993	8.72%	4,280	2007
	13.131649	16.842490	28.26%	3,713	2006
	11.937990	13.131649	10.00%	4,215	2005
	10.000000	11.937990	19.38%	534	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.675608	8.060078	-48.58%	1,852	2008
	14.877580	15.675608	5.36%	1,476	2007
	13.392589	14.877580	11.09%	985	2006
	11.197635	13.392589	19.60%	998	2005
	10.000000	11.197635	11.98%	840	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.590348	8.575689	-36.90%	3,058	2008
	12.196603	13.590348	11.43%	422	2007
	11.354128	12.196603	7.42%	4,433	2006
	10.000000	11.354128	13.54%	4,433	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.061120	11.184061	1.11%	65,678	2008
	10.685868	11.061120	3.51%	31,022	2007
	10.351980	10.685868	3.23%	16,490	2006
	10.207368	10.351980	1.42%	8,747	2005
	10.244654	10.207368	-0.36%	10,766	2004
	10.300303	10.244654	-0.54%	13,151	2003
	10.292366	10.300303	0.08%	9,135	2002
	10.041294	10.292366	2.50%	7,471	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.948337	9.647280	-11.88%	1,972	2008
	10.700971	10.948337	2.31%	4,775	2007
	10.321415	10.700971	3.68%	2,922	2006
	10.226529	10.321415	0.93%	3,474	2005
	10.000000	10.226529	2.27%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.526905	9.194083	-36.71%	662	2008
	17.492217	14.526905	-16.95%	1,259	2007
	13.588929	17.492217	28.72%	1,239	2006
	12.390701	13.588929	9.67%	3,578	2005
	10.000000	12.390701	23.91%	3,015	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.392476	9.414864	-34.58%	14,764	2008
	11.695986	14.392476	23.05%	9,638	2007
	10.957136	11.695986	6.74%	23,753	2006
	9.444399	10.957136	16.02%	26,329	2005
	8.210389	9.444399	15.03%	29,850	2004
	6.360281	8.210389	29.09%	32,033	2003
	8.456200	6.360281	-24.79%	30,655	2002
	9.702490	8.456200	-12.85%	28,505	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	15.000856	9.028084	-39.82%	19,891	2008
	13.355680	15.000856	12.32%	14,809	2007
	12.847752	13.355680	3.95%	20,957	2006
	11.501914	12.847752	11.70%	23,059	2005
	10.170256	11.501914	13.09%	27,791	2004
	7.570268	10.170256	34.34%	28,865	2003
	9.782324	7.570268	-22.61%	33,059	2002
	10.081665	9.782324	-2.97%	23,399	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.725503	9.301304	-26.91%	1,083	2008
	13.415340	12.725503	-5.14%	2,174	2007
	11.602859	13.415340	15.62%	2,215	2006
	11.258438	11.602859	3.06%	2,237	2005
	10.000000	11.258438	12.58%	1,297	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.816501	9.703311	-34.51%	11,548	2008
	14.695912	14.816501	0.82%	18,487	2007
	12.706445	14.695912	15.66%	18,001	2006
	12.297000	12.706445	3.33%	21,285	2005
	10.834517	12.297000	13.50%	31,391	2004
	8.751747	10.834517	23.80%	13,081	2003
	10.130815	8.751747	-13.61%	8,542	2002
	10.000000	10.130815	1.31%	3,093	2001*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.280695	17.819252	-26.61%	3,435,347	2008
	17.036609	24.280695	42.52%	2,644,821	2007
	14.336900	17.036609	18.83%	2,614,924	2006
	11.664428	14.336900	22.91%	2,376,339	2005
	10.409769	11.664428	12.05%	2,154,659	2004
	9.442063	10.409769	10.25%	1,862,006	2003
	9.243622	9.442063	2.15%	1,257,090	2002
	10.380708	9.243622	-10.95%	609,313	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	14.057912	10.983935	-21.87%	1,442,365	2008
	12.506009	14.057912	12.41%	1,164,690	2007
	11.370059	12.506009	9.99%	1,254,136	2006
	10.947269	11.370059	3.86%	1,362,730	2005
	10.161123	10.947269	7.74%	1,476,341	2004
	8.627087	10.161123	17.78%	1,248,173	2003
	9.524483	8.627087	-9.42%	874,737	2002
	10.239342	9.524483	-6.98%	531,999	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.428741	13.322442	-0.79%	2,180,880	2008
	12.850415	13.428741	4.50%	1,617,606	2007
	12.464033	12.850415	3.10%	1,205,500	2006
	12.402072	12.464033	0.50%	1,297,187	2005
	12.071581	12.402072	2.74%	1,309,767	2004
	11.715601	12.071581	3.04%	1,348,283	2003
	10.870004	11.715601	7.78%	1,181,231	2002
	10.227138	10.870004	6.29%	538,244	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.783491	7.601696	-35.49%	4,818,007	2008
	10.449424	11.783491	12.77%	3,942,866	2007
	9.031224	10.449424	15.70%	4,350,732	2006
	8.376933	9.031224	7.81%	4,733,615	2005
	7.730355	8.376933	8.36%	5,131,087	2004
	6.665399	7.730355	15.98%	5,165,357	2003
	8.599948	6.665399	-22.49%	4,157,275	2002
	10.219800	8.599948	-15.85%	2,694,842	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.119427	10.216457	-36.62%	608,963	2008
	13.965251	16.119427	15.43%	511,569	2007
	12.181608	13.965251	14.64%	412,794	2006
	10.896802	12.181608	11.79%	252,977	2005
	10.000000	10.896802	8.97%	120,739	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.841248	7.371767	-46.74%	302,890	2008
	9.250653	13.841248	49.62%	141,263	2007
	10.000000	9.250653	-7.49%	47,222	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.623653	8.241714	-61.89%	752,432	2008
	15.236913	21.623653	41.92%	576,700	2007
	12.276302	15.236913	24.12%	507,168	2006
	10.000000	12.276302	22.76%	241,060	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.801419	7.437778	-36.98%	5,014,149	2008
	9.485048	11.801419	21.56%	4,380,521	2007
	9.130350	9.485048	3.88%	4,954,848	2006
	8.299630	9.130350	10.01%	5,737,026	2005
	8.123281	8.299630	2.17%	6,459,736	2004
	6.674589	8.123281	21.70%	5,823,015	2003
	8.575259	6.674589	-22.16%	4,090,593	2002
	10.122717	8.575259	-15.29%	2,546,678	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.408511	11.914069	-22.68%	1,336,401	2008
	15.001599	15.408511	2.71%	1,208,547	2007
	13.755978	15.001599	9.06%	1,192,698	2006
	13.563363	13.755978	1.42%	1,193,835	2005
	12.482991	13.563363	8.65%	1,273,992	2004
	10.541269	12.482991	18.42%	1,146,324	2003
	10.878681	10.541269	-3.10%	850,885	2002
	10.075445	10.878681	7.97%	489,983	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.547998	8.323872	-42.78%	1,352,016	2008
	12.128004	14.547998	19.95%	1,118,148	2007
	10.135478	12.128004	19.66%	1,054,931	2006
	8.798440	10.135478	15.20%	1,064,161	2005
	7.803840	8.798440	12.75%	1,173,156	2004
	6.317666	7.803840	23.52%	1,048,190	2003
	7.804795	6.317666	-19.05%	677,134	2002
	10.148588	7.804795	-23.09%	376,227	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.277131	10.436790	-42.90%	445,686	2008
	16.819886	18.277131	8.66%	442,683	2007
	13.120632	16.819886	28.19%	416,099	2006
	11.933995	13.120632	9.94%	319,506	2005
	10.000000	11.933995	19.34%	155,041	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.646604	8.041085	-48.61%	103,420	2008
	14.857607	15.646604	5.31%	86,256	2007
	13.381366	14.857607	11.03%	107,400	2006
	11.193892	13.381366	19.54%	81,131	2005
	10.000000	11.193892	11.94%	52,666	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.572616	8.560166	-36.93%	278,162	2008
	12.186880	13.572616	11.37%	236,473	2007
	11.350801	12.186880	7.37%	181,512	2006
	10.000000	11.350801	13.51%	78,189	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.021595	11.138467	1.06%	1,262,604	2008
	10.653097	11.021595	3.46%	449,316	2007
	10.325436	10.653097	3.17%	311,601	2006
	10.186330	10.325436	1.37%	295,787	2005
	10.228708	10.186330	-0.41%	294,308	2004
	10.289468	10.228708	-0.59%	343,105	2003
	10.286739	11.289468	0.03%	466,633	2002
	10.040906	10.286739	2.45%	170,323	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.929485	9.625801	-11.93%	210,870	2008
	10.687975	10.929485	2.26%	185,221	2007
	10.314062	10.687975	3.63%	177,607	2006
	10.224396	10.314062	0.88%	145,984	2005
	10.000000	10.224396	2.24%	56,633	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.501873	9.173571	-36.74%	322,108	2008
	17.470956	14.501873	-16.99%	244,664	2007
	13.579244	17.470956	28.66%	295,083	2006
	12.388114	13.579244	9.62%	210,518	2005
	10.000000	12.388114	23.88%	128,620	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.341039	9.376467	-34.62%	2,136,406	2008
	11.660109	14.341039	22.99%	1,793,805	2007
	10.929041	11.660109	6.69%	1,894,969	2006
	9.424928	10.929041	15.96%	2,151,177	2005
	8.197612	9.424928	14.97%	2,244,294	2004
	6.353579	8.197612	29.02%	1,824,272	2003
	8.451569	6.353579	-24.82%	1,236,136	2002
	9.702115	8.451569	-12.89%	687,831	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.947253	8.991264	-39.85%	1,855,494	2008
	13.314729	14.947253	12.26%	1,604,279	2007
	12.814815	13.314729	3.90%	1,777,459	2006
	11.478207	12.814815	11.64%	2,066,689	2005
	10.154419	11.478207	13.04%	2,331,047	2004
	7.562291	10.154419	34.28%	2,010,936	2003
	9.776967	7.562291	-22.65%	1,480,678	2002
	10.081277	9.776967	-3.02%	742,180	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.701985	9.279402	-26.95%	253,188	2008
	13.397355	12.701985	-5.19%	217,555	2007
	11.593147	13.397355	15.56%	221,393	2006
	11.254677	11.593147	3.01%	214,762	2005
	10.000000	11.254677	12.55%	130,863	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.766678	9.665789	-34.54%	1,749,898	2008
	14.653936	14.766678	0.77%	1,631,416	2007
	12.676536	14.653936	15.60%	1,825,435	2006
	12.274232	12.676536	3.28%	2,151,819	2005
	10.819919	12.274232	13.44%	2,312,031	2004
	8.744370	10.819919	23.74%	1,863,263	2003
	10.127390	8.744370	-13.66%	1,224,566	2002
	10.000000	10.127390	1.27%	634,971	2001*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.193906	17.746584	-26.65%	1,355,671	2008
	16.984344	24.193906	42.45%	1,256,382	2007
	14.300116	16.984344	18.77%	1,216,493	2006
	11.640367	14.300116	22.85%	1,147,188	2005
	10.393551	11.640367	12.00%	1,066,380	2004
	9.432127	10.393551	10.19%	871,021	2003
	9.238561	9.432127	2.10%	431,826	2002
	10.380307	9.238561	-11.00%	114,662	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	14.007666	10.939137	-21.91%	635,988	2008
	12.467641	14.007666	12.35%	656,540	2007
	11.340897	12.467641	9.94%	722,517	2006
	10.924693	11.340897	3.81%	783,365	2005
	10.145300	10.924693	7.68%	820,236	2004
	8.618002	10.145300	17.72%	667,040	2003
	9.519267	8.618002	-9.47%	377,737	2002
	10.238945	9.519267	-7.03%	137,993	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.380718	13.268099	-0.84%	882,774	2008
	12.810978	13.380718	4.45%	705,401	2007
	12.432047	12.810978	3.05%	473,299	2006
	12.376482	12.432047	0.45%	533,796	2005
	12.052775	12.376482	2.69%	580,768	2004
	11.703272	12.052775	2.99%	553,787	2003
	10.864056	11.703272	7.72%	328,071	2002
	10.226743	10.864056	6.23%	130,184	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.741350	7.570668	-35.52%	1,725,578	2008
	10.417339	11.741350	12.71%	1,481,507	2007
	9.008039	10.417339	15.64%	1,690,703	2006
	8.359642	9.008039	7.76%	1,806,193	2005
	7.718299	8.359642	8.31%	1,888,685	2004
	6.658379	7.718299	15.92%	1,763,006	2003
	8.595243	6.658379	-22.53%	1,020,498	2002
	10.219404	8.595243	-15.89%	387,391	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.089651	10.192414	-36.65%	251,864	2008
	13.946553	16.089651	15.37%	235,395	2007
	12.171426	13.946553	14.58%	207,245	2006
	10.893176	12.171426	11.73%	125,910	2005
	10.000000	10.893176	8.93%	58,230	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.829581	7.361817	-46.77%	139,917	2008
	9.247550	13.829581	49.55%	77,483	2007
	10.000000	9.247550	-7.52%	25,463	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.595448	8.226778	-61.91%	294,941	2008
	15.224772	21.595448	41.84%	249,175	2007
	12.272698	15.224772	24.05%	215,932	2006
	10.000000	12.272698	22.73%	120,713	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.759218	7.407426	-37.01%	2,058,517	2008
	9.455939	11.759218	21.50%	1,896,573	2007
	9.106919	9.455939	3.83%	2,220,742	2006
	8.282499	9.106919	9.95%	2,490,494	2005
	8.110613	8.282499	2.12%	2,663,482	2004
	6.667554	8.110613	21.64%	2,177,922	2003
	8.570560	6.667554	-22.20%	1,070,286	2002
	10.122324	8.570560	-15.33%	382,630	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.353443	11.865482	-22.72%	533,490	2008
	14.955579	15.353443	2.66%	525,932	2007
	13.720700	14.955579	9.00%	525,962	2006
	13.535400	13.720700	1.37%	547,019	2005
	12.463553	13.535400	8.60%	592,943	2004
	10.530181	12.463553	18.36%	467,132	2003
	10.872733	10.530181	-3.15%	260,744	2002
	10.075055	10.872733	7.92%	62,100	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.495992	8.289914	-42.81%	468,567	2008
	12.090801	14.495992	19.89%	444,419	2007
	10.109478	12.090801	19.60%	454,566	2006
	8.780285	10.109478	15.14%	467,212	2005
	7.791669	8.780285	12.69%	506,190	2004
	6.311001	7.791669	23.46%	364,813	2003
	7.800511	6.311001	-19.10%	215,373	2002
	10.148197	7.800511	-23.13%	52,081	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.243344	10.412215	-42.93%	175,760	2008
	16.797332	18.243344	8.61%	188,108	2007
	13.109644	16.797332	28.13%	177,494	2006
	11.930012	13.109644	9.89%	124,472	2005
	10.000000	11.930012	19.30%	66,618	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.617688	8.022151	-48.63%	32,121	2008
	14.837690	15.617688	5.26%	24,929	2007
	13.370162	14.837690	10.98%	32,767	2006
	11.190148	13.370162	19.48%	26,470	2005
	10.000000	11.190148	11.90%	13,595	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.554926	8.544674	-36.96%	113,808	2008
	12.177178	13.554926	11.31%	131,526	2007
	11.347482	12.177178	7.31%	76,341	2006
	10.000000	11.347482	13.47%	40,744	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.982196	11.093039	1.01%	640,564	2008
	10.620414	10.982196	3.41%	286,348	2007
	10.298951	10.620414	3.12%	200,960	2006
	10.165326	10.298951	1.31%	113,134	2005
	10.212781	10.165326	-0.46%	110,839	2004
	10.278641	10.212781	-0.64%	169,039	2003
	10.281111	10.278641	-0.02%	209,335	2002
	10.040517	10.281111	2.40%	155,963	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.910642	9.604349	-11.97%	59,994	2008
	10.674969	10.910642	2.21%	66,176	2007
	10.306711	10.674969	3.57%	40,924	2006
	10.222263	10.306711	0.83%	35,834	2005
	10.000000	10.222263	2.22%	13,197	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.476877	9.153113	-36.77%	105,429	2008
	17.449717	14.476877	-17.04%	111,327	2007
	13.569579	17.449717	28.59%	132,286	2006
	12.385543	13.569579	9.56%	94,912	2005
	10.000000	12.385543	23.86%	38,757	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.289794	9.338227	-34.65%	669,274	2008
	11.624346	14.289794	22.93%	649,016	2007
	10.901021	11.624346	6.64%	684,157	2006
	9.405497	10.901021	15.90%	763,389	2005
	8.184852	9.405497	14.91%	792,110	2004
	6.346896	8.184852	28.96%	631,914	2003
	8.446945	6.346896	-24.86%	325,264	2002
	9.701740	8.446945	-12.93%	100,746	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.893754	8.954537	-39.88%	707,326	2008
	13.273822	14.893754	12.20%	673,776	2007
	12.781904	13.273822	3.85%	742,215	2006
	11.454506	12.781904	11.59%	894,378	2005
	10.138579	11.454506	12.98%	976,777	2004
	7.554308	10.138579	34.21%	813,462	2003
	9.771600	7.554308	-22.69%	418,064	2002
	10.080888	9.771600	-3.07%	122,904	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.678494	9.257553	-26.98%	80,472	2008
	13.379383	12.678494	-5.24%	73,250	2007
	11.583437	13.379383	15.50%	81,559	2006
	11.250918	11.583437	2.96%	69,861	2005
	10.000000	11.250918	12.51%	52,966	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.716980	9.628373	-34.58%	701,615	2008
	14.612037	14.716980	0.72%	677,583	2007
	12.646662	14.612037	15.54%	736,702	2006
	12.251481	12.646662	3.23%	887,169	2005
	10.805331	12.251481	13.38%	923,806	2004
	8.736990	10.805331	23.67%	687,105	2003
	10.123964	8.736990	-13.70%	361,167	2002
	10.000000	10.123964	1.24%	113,983	2001*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.107427	17.674192	-26.69%	136,376	2008
	16.932234	24.107427	42.38%	91,597	2007
	14.263441	16.932234	18.71%	87,032	2006
	11.616363	14.263441	22.79%	84,678	2005
	10.377361	11.616363	11.94%	76,200	2004
	9.422201	10.377361	10.14%	62,965	2003
	9.233503	9.422201	2.04%	35,253	2002
	10.379906	9.233503	-11.04%	17,538	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.957586	10.894499	-21.95%	58,046	2008
	12.429399	13.957586	12.29%	47,419	2007
	11.311806	12.429399	9.88%	47,831	2006
	10.902171	11.311806	3.76%	48,958	2005
	10.129507	10.902171	7.63%	47,646	2004
	8.608933	10.129507	17.66%	29,717	2003
	9.514063	8.608933	-9.51%	21,980	2002
	10.238551	9.514063	-7.08%	13,137	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.332908	13.214006	-0.89%	77,336	2008
	12.771687	13.332908	4.39%	62,762	2007
	12.400171	12.771687	3.00%	51,550	2006
	12.350979	12.400171	0.40%	52,606	2005
	12.034015	12.350979	2.63%	49,065	2004
	11.690957	12.034015	2.93%	42,311	2003
	10.858121	11.690957	7.67%	28,738	2002
	10.226347	10.858121	6.18%	10,886	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.699359	7.539773	-35.55%	164,079	2008
	10.385371	11.699359	12.65%	102,743	2007
	8.984926	10.385371	15.59%	111,315	2006
	8.342395	8.984926	7.70%	116,920	2005
	7.706275	8.342395	8.25%	126,691	2004
	6.651356	7.706275	15.86%	113,306	2003
	8.590536	6.651356	-22.57%	88,619	2002
	10.219013	8.590536	-15.94%	56,579	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.059891	10.168397	-36.68%	14,966	2008
	13.927831	16.059891	15.31%	8,940	2007
	12.161212	13.927831	14.53%	7,958	2006
	10.889524	12.161212	11.68%	3,674	2005
	10.000000	10.889524	8.90%	1,442	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.817893	7.351862	-46.79%	4,589	2008
	9.244437	13.817893	49.47%	2,421	2007
	10.000000	9.244437	-7.56%	878	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.567268	8.211874	-61.92%	28,978	2008
	15.212637	21.567268	41.77%	15,180	2007
	12.269102	15.212637	23.99%	12,480	2006
	10.000000	12.269102	22.69%	7,110	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.717152	7.377185	-37.04%	184,511	2008
	9.426908	11.717152	21.44%	137,230	2007
	9.083547	9.426908	3.78%	149,347	2006
	8.265413	9.083547	9.90%	163,225	2005
	8.097972	8.265413	2.07%	173,405	2004
	6.660519	8.097972	21.58%	151,846	2003
	8.565867	6.660519	-22.24%	95,998	2002
	10.121935	8.565867	-15.37%	57,268	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.298564	11.817089	-22.76%	53,703	2008
	14.909699	15.298564	2.61%	36,742	2007
	13.685516	14.909699	8.95%	35,035	2006
	13.507495	13.685516	1.32%	35,047	2005
	12.444145	13.507495	8.54%	33,620	2004
	10.519093	12.444145	18.30%	25,765	2003
	10.866781	10.519093	-3.20%	10,760	2002
	10.074666	10.866781	7.86%	3,997	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.444150	8.256069	-42.84%	56,089	2008
	12.053681	14.444150	19.83%	28,186	2007
	10.083529	12.053681	19.54%	26,440	2006
	8.762162	10.083529	15.08%	31,143	2005
	7.779518	8.762162	12.63%	33,892	2004
	6.304344	7.779518	23.40%	34,547	2003
	7.796236	6.304344	-19.14%	17,446	2002
	10.147803	7.796236	-23.17%	12,312	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.209601	10.387686	-42.95%	15,012	2008
	16.774794	18.209601	8.55%	10,709	2007
	13.098654	16.774794	28.07%	11,095	2006
	11.926028	13.098654	9.83%	8,654	2005
	10.000000	11.926028	19.26%	1,864	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.588775	8.003237	-48.66%	7,177	2008
	14.817761	15.588775	5.20%	4,284	2007
	13.358941	14.817761	10.92%	3,617	2006
	11.186397	13.358941	19.42%	3,772	2005
	10.000000	11.186397	11.86%	1,609	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.537212	8.529179	-36.99%	15,763	2008
	12.167455	13.537212	11.26%	9,268	2007
	11.344145	12.167455	7.26%	7,273	2006
	10.000000	11.344145	13.44%	6,174	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.942913	11.047768	0.96%	51,111	2008
	10.587809	10.942913	3.35%	12,072	2007
	10.272515	10.587809	3.07%	9,685	2006
	10.144352	10.272515	1.26%	6,905	2005
	10.196865	10.144352	-0.51%	8,784	2004
	10.267819	10.196865	-0.69%	12,136	2003
	10.275484	10.267819	-0.07%	42,296	2002
	10.040129	10.275484	2.34%	11,926	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.891835	9.582942	-12.02%	9,505	2008
	10.661994	10.891835	2.16%	4,432	2007
	10.299368	10.661994	3.52%	5,230	2006
	10.220132	10.299368	0.78%	4,206	2005
	10.000000	10.220132	2.20%	536	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.451912	9.132678	-36.81%	10,896	2008
	17.428504	14.451912	-17.08%	5,362	2007
	13.559914	17.428504	28.53%	3,707	2006
	12.382955	13.559914	9.50%	3,287	2005
	10.000000	12.382955	23.83%	1,401	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.238658	9.300091	-34.68%	81,262	2008
	11.588637	14.238658	22.87%	70,044	2007
	10.873008	11.588637	6.58%	72,673	2006
	9.386064	10.873008	15.84%	74,912	2005
	8.172078	9.386064	14.86%	71,751	2004
	6.340194	8.172078	28.89%	57,177	2003
	8.442316	6.340194	-24.90%	38,532	2002
	9.701363	8.442316	-12.98%	22,984	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.840515	8.918006	-39.91%	74,279	2008
	13.233103	14.840515	12.15%	56,757	2007
	12.749111	13.233103	3.80%	61,038	2006
	11.430870	12.749111	11.53%	68,387	2005
	10.122782	11.430870	12.92%	73,091	2004
	7.546353	10.122782	34.14%	60,843	2003
	9.766240	7.546353	-22.73%	41,147	2002
	10.080492	9.766240	-3.12%	21,103	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.655021	9.235729	-27.02%	8,313	2008
	13.361412	12.655021	-5.29%	6,979	2007
	11.573723	13.361412	15.45%	6,900	2006
	11.247156	11.573723	2.90%	6,079	2005
	10.000000	11.247156	12.47%	3,074	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.667394	9.591048	-34.61%	48,464	2008
	14.570214	14.667394	0.67%	41,626	2007
	12.616841	14.570214	15.48%	41,990	2006
	12.228753	12.616841	3.17%	55,678	2005
	10.790735	12.228753	13.33%	57,684	2004
	8.729604	10.790735	23.61%	38,522	2003
	10.120543	8.729604	-13.74%	23,809	2002
	10.000000	10.120543	1.21%	10,163	2001*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.021310	17.602129	-26.72%	164,044	2008
	16.880323	24.021310	42.30%	144,940	2007
	14.226887	16.880323	18.65%	167,364	2006
	11.592436	14.226887	22.73%	147,497	2005
	10.361219	11.592436	11.88%	127,874	2004
	9.412290	10.361219	10.08%	122,847	2003
	9.228454	9.412290	1.99%	54,481	2002
	10.379504	9.228454	-11.09%	19,976	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.907597	10.849984	-21.99%	83,389	2008
	12.391179	13.907597	12.24%	83,960	2007
	11.282722	12.391179	9.82%	127,099	2006
	10.879631	11.282722	3.71%	133,763	2005
	10.113679	10.879631	7.57%	125,922	2004
	8.599845	10.113679	17.60%	117,047	2003
	9.508841	8.599845	-9.56%	79,913	2002
	10.238155	9.508841	-7.12%	28,779	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.285195	13.160047	-0.94%	130,216	2008
	12.732458	13.285195	4.34%	76,277	2007
	12.368316	12.732458	2.94%	77,153	2006
	12.325480	12.368316	0.35%	81,882	2005
	12.015258	12.325480	2.58%	100,613	2004
	11.678654	12.015258	2.88%	128,233	2003
	10.852177	11.678654	7.62%	123,565	2002
	10.225952	10.852177	6.12%	58,871	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.657498	7.508986	-35.59%	230,456	2008
	10.353475	11.657498	12.60%	194,406	2007
	8.961854	10.353475	15.53%	275,491	2006
	8.325166	8.961854	7.65%	296,436	2005
	7.694257	8.325166	8.20%	331,579	2004
	6.644342	7.694257	15.80%	351,393	2003
	8.585833	6.644342	-22.61%	304,731	2002
	10.218619	8.585833	-15.98%	195,893	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.030149	10.144428	-36.72%	37,296	2008
	13.909121	16.030149	15.25%	28,110	2007
	12.151017	13.909121	14.47%	26,568	2006
	10.885888	12.151017	11.62%	15,078	2005
	10.000000	10.885888	8.86%	2,135	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.806236	7.341931	-46.82%	19,418	2008
	9.241332	13.806236	49.40%	4,476	2007
	10.000000	9.241332	-7.59%	1,127	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.539070	8.196967	-61.94%	36,519	2008
	15.200491	21.539070	41.70%	33,392	2007
	12.265498	15.200491	23.93%	40,161	2006
	10.000000	12.265498	22.65%	20,990	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.675217	7.347056	-37.07%	240,936	2008
	9.397938	11.675217	21.38%	206,229	2007
	9.060211	9.397938	3.73%	284,243	2006
	8.248340	9.060211	9.84%	344,171	2005
	8.085336	8.248340	2.02%	382,709	2004
	6.653494	8.085336	21.52%	452,208	2003
	8.561160	6.653494	-22.28%	293,202	2002
	10.121544	8.561160	-15.42%	158,765	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.243828	11.768847	-22.80%	97,702	2008
	14.863921	15.243828	2.56%	77,937	2007
	13.650374	14.863921	8.89%	83,536	2006
	13.479624	13.650374	1.27%	90,442	2005
	12.424751	13.479624	8.49%	112,265	2004
	10.508012	12.424751	18.24%	115,892	2003
	10.860827	10.508012	-3.25%	80,431	2002
	10.074275	10.860827	7.81%	39,951	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.392435	8.222343	-42.87%	49,922	2008
	12.016638	14.392435	19.77%	45,549	2007
	10.057615	12.016638	19.48%	47,693	2006
	8.744060	10.057615	15.02%	44,216	2005
	7.767374	8.744060	12.57%	55,520	2004
	6.297690	7.767374	23.34%	81,431	2003
	7.791956	6.297690	-19.18%	61,824	2002
	10.147410	7.791956	-23.21%	51,987	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.175899	10.363206	-42.98%	19,574	2008
	16.752279	18.175899	8.50%	18,373	2007
	13.087674	16.752279	28.00%	21,380	2006
	11.922044	13.087674	9.78%	19,776	2005
	10.000000	11.922044	19.22%	6,059	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.559921	7.984362	-48.69%	7,118	2008
	14.797860	15.559921	5.15%	3,549	2007
	13.347741	14.797860	10.86%	2,207	2006
	11.182656	13.347741	19.36%	754	2005
	10.000000	11.182656	11.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.519516	8.513709	-37.03%	16,389	2008
	12.157736	13.519516	11.20%	13,195	2007
	11.340809	12.157736	7.20%	11,615	2006
	10.000000	11.340809	13.41%	1,517	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.903753	11.002663	0.91%	49,587	2008
	10.555291	10.903753	3.30%	45,660	2007
	10.246137	10.555291	3.02%	32,369	2006
	10.123413	10.246137	1.21%	20,780	2005
	10.180970	10.123413	-0.57%	35,665	2004
	10.257003	10.180970	-0.74%	36,734	2003
	10.269857	10.257003	-0.13%	44,932	2002
	10.039740	10.269857	2.29%	23,328	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.873017	9.561541	-12.06%	12,471	2008
	10.648998	10.873017	2.10%	13,103	2007
	10.292017	10.648998	3.47%	10,619	2006
	10.217999	10.292017	0.72%	8,426	2005
	10.000000	10.217999	2.18%	884	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.426988	9.112288	-36.84%	9,699	2008
	17.407306	14.426988	-17.12%	8,781	2007
	13.550249	17.407306	28.46%	11,743	2006
	12.380383	13.550249	9.45%	10,649	2005
	10.000000	12.380383	23.80%	3,488	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.187653	9.262066	-34.72%	84,094	2008
	11.553007	14.187653	22.80%	72,931	2007
	10.845065	11.553007	6.53%	68,044	2006
	9.366671	10.845065	15.78%	61,555	2005
	8.159305	9.366671	14.80%	64,477	2004
	6.333495	8.159305	28.83%	60,680	2003
	8.437671	6.333495	-24.94%	49,721	2002
	9.700987	8.437671	-13.02%	21,647	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.787343	8.881554	-39.94%	98,620	2008
	13.192403	14.787343	12.09%	78,447	2007
	12.716331	13.192403	3.74%	82,356	2006
	11.407238	12.716331	11.48%	86,877	2005
	10.106971	11.407238	12.87%	110,535	2004
	7.538379	10.106971	34.07%	120,896	2003
	9.760884	7.538379	-22.77%	117,670	2002
	10.080103	9.760884	-3.17%	74,899	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.631612	9.213958	-27.06%	17,238	2008
	13.343490	12.631612	-5.34%	19,478	2007
	11.564019	13.343490	15.39%	22,336	2006
	11.243395	11.564019	2.85%	26,173	2005
	10.000000	11.243395	12.43%	5,800	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.618006	9.553907	-34.64%	57,946	2008
	14.528554	14.618006	0.62%	64,102	2007
	12.587104	14.528554	15.42%	109,866	2006
	12.206089	12.587104	3.12%	118,245	2005
	10.776187	12.206089	13.27%	134,072	2004
	8.722234	10.776187	23.55%	116,085	2003
	10.117119	8.722234	-13.79%	78,312	2002
	10.000000	10.117119	1.17%	53,282	2001*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.935284	17.530208	-26.76%	23,972	2008
	16.828432	23.935284	42.23%	22,253	2007
	14.190309	16.828432	18.59%	21,238	2006
	11.568462	14.190309	22.66%	20,182	2005
	10.345032	11.568462	11.83%	21,551	2004
	9.402360	10.345032	10.03%	19,253	2003
	9.223403	9.402360	1.94%	6,622	2002
	10.379106	9.223403	-11.13%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.857857	10.805705	-22.02%	33,748	2008
	12.353145	13.857857	12.18%	11,746	2007
	11.253763	12.353145	9.77%	11,606	2006
	10.857178	11.253763	3.65%	13,770	2005
	10.097924	10.857178	7.52%	13,982	2004
	8.590781	10.097924	17.54%	13,426	2003
	9.503627	8.590781	-9.61%	5,684	2002
	10.237759	9.503627	-7.17%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.237654	13.106322	-0.99%	36,208	2008
	12.693350	13.237654	4.29%	24,859	2007
	12.336556	12.693350	2.89%	13,654	2006
	12.300033	12.336556	0.30%	14,388	2005
	11.996522	12.300033	2.53%	17,278	2004
	11.666352	11.996522	2.83%	20,486	2003
	10.846230	11.666352	7.56%	14,405	2002
	10.225557	10.846230	6.07%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.615734	7.478280	-35.62%	37,600	2008
	10.321630	11.615734	12.54%	29,684	2007
	8.938796	10.321630	15.47%	31,791	2006
	8.307945	8.938796	7.59%	31,855	2005
	7.682232	8.307945	8.14%	32,492	2004
	6.637318	7.682232	15.74%	33,102	2003
	8.581115	6.637318	-22.65%	3,358	2002
	10.218225	8.581115	-16.02%	38	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.000468	10.120509	-36.75%	4,584	2008
	13.890428	16.000468	15.19%	5,620	2007
	12.140810	13.890428	14.41%	4,740	2006
	10.882240	12.140810	11.57%	3,150	2005
	10.000000	10.882240	8.82%	2,090	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.794577	7.332010	-46.85%	745	2008
	9.238229	13.794577	49.32%	108	2007
	10.000000	9.238229	-7.62%	108	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.510935	8.182088	-61.96%	5,168	2008
	15.188357	21.510935	41.63%	5,086	2007
	12.261894	15.188357	23.87%	4,122	2006
	10.000000	12.261894	22.62%	2,874	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.633411	7.317036	-37.10%	76,389	2008
	9.369062	11.633411	21.31%	45,935	2007
	9.036921	9.369062	3.68%	48,038	2006
	8.231292	9.036921	9.79%	48,727	2005
	8.072716	8.231292	1.96%	50,298	2004
	6.646466	8.072716	21.46%	49,634	2003
	8.556462	6.646466	-22.32%	5,332	2002
	10.121153	8.556462	-15.46%	39	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.189273	11.720781	-22.84%	21,469	2008
	14.818270	15.189273	2.50%	5,334	2007
	13.615318	14.818270	8.84%	5,892	2006
	13.451793	13.615318	1.22%	5,914	2005
	12.405382	13.451793	8.44%	15,068	2004
	10.496947	12.405382	18.18%	11,181	2003
	10.854883	10.496950	-3.30%	5,469	2002
	10.073886	10.854883	7.75%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.340908	8.188744	-42.90%	3,017	2008
	11.979714	14.340908	19.71%	1,829	2007
	10.031774	11.979714	19.42%	1,694	2006
	8.725999	10.031774	14.96%	1,680	2005
	7.755258	8.725999	12.52%	3,485	2004
	6.291055	7.755258	23.27%	3,635	2003
	7.787689	6.291055	-19.22%	3,633	2002
	10.147018	7.787689	-23.25%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.142251	10.338765	-43.01%	1,884	2008
	16.729764	18.142251	8.44%	1,928	2007
	13.076681	16.729764	27.94%	2,536	2006
	11.918039	13.076681	9.72%	1,709	2005
	10.000000	11.918039	19.18%	878	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.531106	7.965527	-48.71%	1,975	2008
	14.777983	15.531106	5.10%	1,125	2007
	13.336548	14.777983	10.81%	2,385	2006
	11.178915	13.336548	19.30%	1,270	2005
	10.000000	11.178915	11.79%	1,027	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.501849	8.498265	-37.06%	604	2008
	12.148029	13.501849	11.14%	679	2007
	11.337478	12.148029	7.15%	679	2006
	10.000000	11.337478	13.37%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.864716	10.957721	0.86%	3,247	2008
	10.522862	10.864716	3.25%	4,130	2007
	10.219817	10.522862	2.97%	3,062	2006
	10.102508	10.219817	1.16%	3,079	2005
	10.165093	10.102508	-0.62%	6,328	2004
	10.246194	10.165093	-0.79%	3,495	2003
	10.264231	10.246194	-0.18%	3,495	2002
	10.039351	10.264231	2.24%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.854256	9.540207	-12.11%	590	2008
	10.636025	10.854256	2.05%	608	2007
	10.284679	10.636025	3.42%	1,184	2006
	10.215868	10.284679	0.67%	1,217	2005
	10.000000	10.215868	2.16%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.402082	9.091936	-36.87%	0	2008
	17.386111	14.402082	-17.16%	1,865	2007
	13.540583	17.386111	28.40%	2,224	2006
	12.377794	13.540583	9.39%	2,443	2005
	10.000000	12.377794	23.78%	7,176	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.136853	9.224232	-34.75%	17,346	2008
	11.517497	14.136853	22.74%	4,671	2007
	10.817185	11.517497	6.47%	5,197	2006
	9.347310	10.817185	15.73%	8,046	2005
	8.146577	9.347310	14.74%	15,998	2004
	6.326811	8.146577	28.76%	4,370	2003
	8.433042	6.326811	-24.98%	385	2002
	9.700610	8.433042	-13.07%	17	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.734439	8.845278	-39.97%	3,029	2008
	13.151898	14.734439	12.03%	5,148	2007
	12.683696	13.151898	3.69%	5,265	2006
	11.383699	12.683696	11.42%	6,081	2005
	10.091222	11.383699	12.81%	6,237	2004
	7.530437	10.091222	34.01%	5,899	2003
	9.755535	7.530437	-22.81%	2,498	2002
	10.079712	9.755535	-3.22%	15	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.608189	9.192206	-27.09%	224	2008
	13.325538	12.608189	-5.38%	234	2007
	11.554303	13.325538	15.33%	280	2006
	11.239625	11.554303	2.80%	267	2005
	10.000000	11.239625	12.40%	93	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.568681	9.516843	-34.68%	23,505	2008
	14.486906	14.568681	0.56%	20,669	2007
	12.557365	14.486906	15.37%	21,414	2006
	12.183405	12.557365	3.07%	22,814	2005
	10.761614	12.183405	13.21%	29,070	2004
	8.714853	10.761614	23.49%	22,811	2003
	10.113681	8.714853	-13.83%	4,867	2002
	10.000000	10.113681	1.14%	0	2001*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.849566	17.458570	-26.80%	93,407	2008
	16.776691	23.849566	42.16%	71,017	2007
	14.153834	16.776691	18.53%	68,727	2006
	11.544564	14.153834	22.60%	66,868	2005
	10.328889	11.544564	11.77%	65,804	2004
	9.392441	10.328889	9.97%	66,361	2003
	9.218335	9.392441	1.89%	46,390	2002
	10.378704	9.218335	-11.18%	586,431	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.808231	10.761534	-22.06%	42,284	2008
	12.315181	13.808231	12.12%	28,672	2007
	11.224846	12.315181	9.71%	31,081	2006
	10.834754	11.224846	3.60%	30,958	2005
	10.082166	10.834754	7.46%	31,039	2004
	8.581727	10.082166	17.48%	30,310	2003
	9.498424	8.581727	-9.65%	19,589	2002
	10.237361	9.498424	-7.22%	510,012	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.190241	13.052756	-1.04%	66,026	2008
	12.654334	13.190241	4.23%	33,958	2007
	12.304866	12.654334	2.84%	29,334	2006
	12.274629	12.304866	0.25%	26,626	2005
	11.977814	12.274629	2.48%	26,856	2004
	11.654058	11.977814	2.78%	34,253	2003
	10.840295	11.654058	7.51%	31,661	2002
	10.225161	10.840295	6.02%	419,652	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.574141	7.447726	-35.65%	148,428	2008
	10.289913	11.574141	12.48%	120,298	2007
	8.915827	10.289913	15.41%	125,712	2006
	8.290791	8.915827	7.54%	127,102	2005
	7.670241	8.290791	8.09%	128,496	2004
	6.630316	7.670241	15.68%	133,798	2003
	8.576410	6.630316	-22.69%	78,960	2002
	10.217829	8.576410	-16.06%	2,574,783	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.970821	10.096623	-36.78%	20,348	2008
	13.871751	15.970821	15.13%	10,877	2007
	12.130615	13.871751	14.35%	9,940	2006
	10.878591	12.130615	11.51%	6,333	2005
	10.000000	10.878591	8.79%	2,653	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.782912	7.322087	-46.88%	13,788	2008
	9.235115	13.782912	49.24%	11,021	2007
	10.000000	9.235115	-7.65%	1,436	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.482800	8.167233	-61.98%	23,787	2008
	15.176222	21.482800	41.56%	14,957	2007
	12.258287	15.176222	23.80%	8,832	2006
	10.000000	12.258287	22.58%	8,264	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.591708	7.287096	-37.14%	172,179	2008
	9.340232	11.591708	21.25%	131,393	2007
	9.013667	9.340232	3.62%	135,078	2006
	8.214264	9.013667	9.73%	142,815	2005
	8.060111	8.214264	1.91%	159,314	2004
	6.639456	8.060111	21.40%	139,959	2003
	8.551777	6.639456	-22.36%	93,704	2002
	10.120762	8.551777	-15.50%	1,902,785	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.289549	8.155274	-42.93%	33,000	2008
	11.942881	14.289549	19.65%	14,424	2007
	10.005986	11.942881	19.36%	12,253	2006
	8.707966	10.005986	14.91%	13,231	2005
	7.743155	8.707966	12.46%	22,272	2004
	12.386029	13.424002	8.38%	18,397	2004
	10.485875	12.386029	18.12%	17,438	2003
	10.848937	10.485875	-3.35%	13,498	2002
	10.073496	10.848937	7.70%	310,623	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.289549	8.155274	-42.93%	33,000	2008
	11.942881	14.289549	19.65%	14,424	2007
	10.005986	11.942881	19.36%	12,253	2006
	8.707966	10.005986	14.91%	13,231	2005
	7.743155	8.707966	12.46%	22,272	2004
	6.284412	7.743155	23.21%	23,101	2003
	7.783412	6.284412	-19.26%	22,621	2002
	10.146627	7.783412	-23.29%	237,495	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.108636	10.314372	-43.04%	8,678	2008
	16.707281	18.108636	8.39%	12,795	2007
	13.065701	16.707281	27.87%	14,875	2006
	11.914060	13.065701	9.67%	11,935	2005
	10.000000	11.914060	19.14%	1,408	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.502319	7.946718	-48.74%	1,299	2008
	14.758110	15.502319	5.04%	1,998	2007
	13.325346	14.758110	10.75%	2,560	2006
	11.175159	13.325346	19.24%	2,712	2005
	10.000000	11.175159	11.75%	493	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.484181	8.482834	-37.09%	9,623	2008
	12.138313	13.484181	11.09%	4,182	2007
	11.334146	12.138313	7.10%	5,921	2006
	10.000000	11.334146	13.34%	395	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.825801	10.912941	0.80%	22,054	2008
	10.490512	10.825801	3.20%	6,368	2007
	10.193550	10.490512	2.91%	11,343	2006
	10.081634	10.193550	1.11%	11,316	2005
	10.149231	10.081634	-0.67%	12,499	2004
	10.235391	10.149231	-0.84%	8,149	2003
	10.285607	10.235391	-0.23%	7,786	2002
	10.038962	10.258607	2.19%	315,039	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.835510	9.518906	-12.15%	2,271	2008
	10.623076	10.835510	2.00%	2,646	2007
	10.277340	10.623076	3.36%	3,569	2006
	10.213735	10.277340	0.62%	3,683	2005
	10.000000	10.213735	2.14%	673	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.377204	9.071602	-36.90%	15,882	2008
	17.364934	14.377204	-17.21%	10,416	2007
	13.530925	17.364934	28.34%	11,199	2006
	12.375222	13.530925	9.34%	9,817	2005
	10.000000	12.375222	23.75%	862	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.086239	9.186540	-34.78%	81,588	2008
	11.482107	14.086239	22.68%	63,079	2007
	10.789405	11.482107	6.42%	58,414	2006
	9.328008	10.789405	15.67%	57,998	2005
	8.133866	9.328008	14.68%	56,146	2004
	6.320134	8.133866	28.70%	46,902	2003
	8.428424	6.320134	-25.01%	21,332	2002
	9.700236	8.428424	-13.11%	511,424	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.681628	8.809091	-40.00%	76,647	2008
	13.111434	14.681628	11.98%	62,346	2007
	12.651061	13.111434	3.64%	65,521	2006
	11.360146	12.651061	11.36%	68,083	2005
	10.075450	11.360146	12.75%	72,323	2004
	7.522476	10.075450	33.94%	62,602	2003
	9.750175	7.522476	-22.85%	45,209	2002
	10.079320	9.750175	-3.27%	588,001	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.584829	9.170527	-27.13%	12,225	2008
	13.307620	12.584829	-5.43%	8,235	2007
	11.544597	13.307620	15.27%	7,377	2006
	11.235863	11.544597	2.75%	6,410	2005
	10.000000	11.235863	12.36%	856	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.519552	9.479928	-34.71%	71,019	2008
	14.445411	14.519552	0.51%	57,171	2007
	12.527720	14.445411	15.31%	58,005	2006
	12.160795	12.527720	3.02%	65,040	2005
	10.747082	12.160795	13.15%	64,050	2004
	8.707493	10.747082	23.42%	50,815	2003
	10.110263	8.707493	-13.87%	39,260	2002
	10.000000	10.110263	1.10%	275,388	2001*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.764165	17.387222	-26.83%	774,837	2008
	16.725131	23.764165	42.09%	661,940	2007
	14.117463	16.725131	18.47%	680,853	2006
	11.520707	14.117463	22.54%	632,214	2005
	10.312774	11.520707	11.71%	563,603	2004
	9.382539	10.312774	9.91%	576,271	2003
	9.213277	9.382539	1.84%	273,651	2002
	10.378305	9.213277	-11.23%	394,885	2001
	10.000000	10.378305	3.78%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.758704	10.717497	-22.10%	237,267	2008
	12.277275	13.758704	12.07%	249,889	2007
	11.195965	12.277275	9.66%	293,923	2006
	10.812343	11.195965	3.55%	333,458	2005
	10.066413	10.812343	7.41%	361,724	2004
	8.572656	10.066413	17.42%	355,379	2003
	9.493209	8.572656	-9.70%	197,385	2002
	10.236967	9.493209	-7.27%	259,790	2001
	10.000000	10.236967	2.37%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.142968	12.999393	-1.09%	502,472	2008
	12.615409	13.142968	4.18%	443,409	2007
	12.273207	12.615409	2.79%	300,648	2006
	12.249247	12.273207	0.20%	297,177	2005
	11.959114	12.249247	2.43%	290,949	2004
	11.641762	11.959114	2.73%	318,870	2003
	10.834346	11.641762	7.45%	262,986	2002
	10.224762	10.834346	2.96%	393,182	2001
	10.000000	10.224762	2.25%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.532634	7.417242	-35.68%	717,024	2008
	10.258238	11.532634	12.42%	754,799	2007
	8.892873	10.258238	15.35%	855,823	2006
	8.273622	8.892873	7.48%	974,931	2005
	7.658251	8.273622	8.04%	1,102,291	2004
	6.623314	7.658251	15.63%	1,135,390	2003
	8.571702	6.623314	-22.73%	743,764	2002
	10.217435	8.571702	-16.11%	1,782,065	2001
	10.000000	10.217435	2.17%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.941224	10.072796	-36.81%	115,131	2008
	13.853107	15.941224	15.07%	83,751	2007
	12.120427	13.853107	14.30%	65,284	2006
	10.874951	12.120427	11.45%	34,448	2005
	10.000000	10.874951	8.75%	9,032	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.771261	7.312172	-46.90%	24,756	2008
	9.232018	13.771261	49.17%	8,046	2007
	10.000000	9.232018	-7.68%	159	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.454694	8.152394	-62.00%	226,763	2008
	15.164090	21.454694	41.48%	161,911	2007
	12.254682	15.164090	23.74%	164,863	2006
	10.000000	12.254682	22.55%	77,183	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.550158	7.257296	-37.17%	861,244	2008
	9.311491	11.550158	21.19%	891,858	2007
	8.990484	9.311491	3.57%	1,068,185	2006
	8.197271	8.990484	9.68%	1,279,145	2005
	8.047508	8.197271	1.86%	1,438,505	2004
	6.632425	8.047508	21.34%	1,511,819	2003
	8.547071	6.632425	-22.40%	743,036	2002
	10.120370	8.547071	-15.55%	2,309,196	2001
	10.000000	10.120370	1.20%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.080637	11.625141	-22.91%	186,355	2008
	14.727288	15.080637	2.40%	197,542	2007
	13.545407	14.727288	8.73%	208,313	2006
	13.396264	13.545407	1.11%	214,759	2005
	12.366698	13.396264	8.33%	272,779	2004
	10.474808	12.366698	18.06%	268,397	2003
	10.842987	10.474808	-3.40%	144,918	2002
	10.073104	10.842987	7.64%	178,958	2001
	10.000000	10.073104	0.73%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.238353	8.121931	-42.96%	169,055	2008
	11.906157	14.238353	19.59%	180,176	2007
	9.980259	11.906157	19.30%	203,611	2006
	8.689963	9.980259	14.85%	204,196	2005
	7.731058	8.689963	12.40%	270,275	2004
	6.277773	7.731058	23.15%	315,704	2003
	7.779138	6.277773	-19.30%	173,284	2002
	10.146233	7.779138	-23.33%	470,824	2001
	10.000000	10.146233	1.46%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.075056	10.290009	-43.07%	111,847	2008
	16.684799	18.075056	8.33%	129,051	2007
	13.054725	16.684799	27.81%	120,374	2006
	11.910063	13.054725	9.61%	109,140	2005
	10.000000	11.910063	19.10%	13,921	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth Portfolio - Q/NQ	15.473577	7.927952	-48.76%	14,544	2008
	14.738266	15.473577	4.99%	6,956	2007
	13.314163	14.738266	10.70%	9,638	2006
	11.171414	13.314163	19.18%	8,337	2005
	10.000000	11.171414	11.71%	3,666	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.466549	8.467438	-37.12%	55,722	2008
	12.128625	13.466549	11.03%	32,953	2007
	11.330819	12.128625	7.04%	22,151	2006
	10.000000	11.330819	13.31%	3,411	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.787001	10.868319	0.75%	212,819	2008
	10.458245	10.787001	3.14%	96,343	2007
	10.167335	10.458245	2.86%	96,978	2006
	10.060792	10.167335	1.06%	67,750	2005
	10.133385	10.060792	-0.72%	92,709	2004
	10.224593	10.133385	-0.89%	97,215	2003
	10.252980	10.224593	-0.28%	109,529	2002
	10.038572	10.252980	2.14%	243,294	2001
	10.000000	10.038572	0.39%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.816778	9.497630	-12.20%	32,311	2008
	10.610110	10.816778	1.95%	37,540	2007
	10.269994	10.610110	3.31%	23,828	2006
	10.211601	10.269994	0.57%	20,487	2005
	10.000000	10.211601	2.12%	7,344	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.352365	9.051323	-36.93%	63,771	2008
	17.343772	14.352365	-17.25%	48,856	2007
	13.521259	17.343772	28.27%	55,648	2006
	12.372627	13.521259	9.28%	31,938	2005
	10.000000	12.372627	23.73%	6,498	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.035701	9.148931	-34.82%	387,457	2008
	11.446744	14.035701	22.62%	380,709	2007
	10.761615	11.446744	6.37%	439,806	2006
	9.308682	10.761615	15.61%	524,221	2005
	8.121139	9.308682	14.62%	555,420	2004
	6.313444	8.121139	28.63%	536,626	2003
	8.423783	6.313444	-25.05%	247,897	2002
	9.699859	8.423783	-13.16%	519,628	2001
	10.000000	9.699859	-3.00%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.629001	8.773057	-40.03%	274,892	2008
	13.071098	14.629001	11.92%	284,167	2007
	12.618519	13.071098	3.59%	366,245	2006
	11.336648	12.618519	11.31%	446,350	2005
	10.059709	11.336648	2.69%	541,740	2004
	7.514524	10.059709	33.87%	559,412	2003
	9.744819	7.514524	-22.89%	328,294	2002
	10.078933	9.744819	-3.31%	650,315	2001
	10.000000	10.078933	0.79%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.561482	9.148852	-27.17%	28,159	2008
	13.289727	12.561482	-5.48%	35,906	2007
	11.534902	13.289727	15.21%	36,707	2006
	11.232101	11.534902	2.70%	45,250	2005
	10.000000	11.232101	12.32%	24,880	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.470565	9.443149	-34.74%	295,795	2008
	14.404009	14.470565	0.46%	308,104	2007
	12.498129	14.404009	15.25%	359,329	2006
	12.138190	12.498129	2.97%	467,411	2005
	10.732552	12.138190	13.10%	503,043	2004
	8.700123	10.732552	23.36%	489,251	2003
	10.106838	8.700123	-13.92%	216,118	2002
	10.000000	10.106838	1.07%	183,258	2001*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.679006	17.316121	-26.87%	256,617	2008
	16.673690	23.679006	42.01%	254,252	2007
	14.081152	16.673690	18.41%	254,440	2006
	11.496881	14.081152	22.48%	269,701	2005
	10.296657	11.496881	11.66%	230,563	2004
	9.372630	10.296657	9.86%	154,427	2003
	9.208222	9.372630	1.79%	74,008	2002
	10.377903	9.208222	-11.27%	73,171	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.709383	10.673658	-22.14%	90,756	2008
	12.239500	13.709383	12.01%	97,917	2007
	11.167160	12.239500	9.60%	105,510	2006
	10.789981	11.167160	3.50%	116,481	2005
	10.050697	10.789981	7.36%	118,193	2004
	8.563602	10.050697	17.37%	62,285	2003
	9.487997	8.563602	-9.74%	21,655	2002
	10.236570	9.487997	-7.31%	68,230	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.095882	12.946253	-1.14%	138,022	2008
	12.576614	13.095882	4.13%	113,081	2007
	12.241661	12.576614	2.74%	51,591	2006
	12.223940	12.241661	0.14%	48,846	2005
	11.940445	12.223940	2.37%	50,243	2004
	11.629479	11.940445	2.67%	37,575	2003
	10.828402	11.629479	7.40%	21,548	2002
	10.224366	10.828402	5.91%	32,508	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.491282	7.386893	-35.72%	326,308	2008
	10.226668	11.491282	12.37%	323,842	2007
	8.869995	10.226668	15.30%	367,161	2006
	8.256513	8.869995	7.43%	397,505	2005
	7.646288	8.256513	7.98%	391,760	2004
	6.616314	7.646288	15.57%	248,031	2003
	8.566990	6.616314	-22.77%	102,848	2002
	10.217039	8.566990	-16.15%	225,573	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.911657	10.048999	-36.85%	35,005	2008
	13.834470	15.911657	15.01%	40,800	2007
	12.110241	13.834470	14.24%	32,496	2006
	10.871306	12.110241	11.40%	23,659	2005
	10.000000	10.871306	8.71%	11,055	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.759609	7.302270	-46.93%	4,422	2008
	9.228904	13.759609	49.09%	2,673	2007
	10.000000	9.228904	-7.71%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.426607	8.137576	-62.02%	48,262	2008
	15.151964	21.426607	41.41%	29,943	2007
	12.251084	15.151964	23.68%	22,861	2006
	10.000000	12.251084	22.51%	15,924	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.508722	7.227579	-37.20%	449,234	2008
	9.282832	11.508722	21.13%	461,706	2007
	8.967348	9.282832	3.52%	545,268	2006
	8.180318	8.967348	9.62%	626,308	2005
	8.034930	8.180318	1.81%	688,484	2004
	6.625416	8.034930	21.27%	414,989	2003
	8.542373	6.625416	-22.44%	142,115	2002
	10.119978	8.542373	-15.59%	248,828	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.026569	11.577595	-22.95%	43,831	2008
	14.681969	15.026569	2.35%	37,336	2007
	13.510561	14.681969	8.67%	36,806	2006
	13.368558	13.510561	1.06%	41,209	2005
	12.347382	13.368558	8.27%	40,470	2004
	10.463756	12.347382	18.00%	40,293	2003
	10.837039	10.463756	-3.44%	29,934	2002
	10.072713	10.837039	7.59%	32,297	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.187243	8.088650	-42.99%	56,372	2008
	11.869466	14.187243	19.53%	55,593	2007
	9.954537	11.869466	19.24%	59,484	2006
	8.671951	9.954537	14.79%	58,879	2005
	7.718954	8.671951	12.35%	58,706	2004
	6.271125	7.718954	23.09%	66,115	2003
	7.774856	6.271125	-19.34%	37,839	2002
	10.145837	7.774856	-23.37%	27,142	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.041562	10.265731	-43.10%	8,332	2008
	16.662367	18.041562	8.28%	11,667	2007
	13.043758	16.662367	27.74%	9,133	2006
	11.906078	13.043758	9.56%	11,701	2005
	10.000000	11.906078	19.06%	1,191	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.444874	7.909214	-48.79%	1,200	2008
	14.718426	15.444874	4.94%	2,074	2007
	13.302968	14.718426	10.64%	5,066	2006
	11.167678	13.302968	19.12%	1,777	2005
	10.000000	11.167678	11.68%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.448928	8.452058	-37.15%	12,598	2008
	12.118924	13.448928	10.97%	11,269	2007
	11.327483	12.118924	6.99%	6,286	2006
	10.000000	11.327483	13.27%	93	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.748321	10.823855	0.70%	155,112	2008
	10.426062	10.748321	3.09%	129,393	2007
	10.141174	10.426062	2.81%	109,854	2006
	10.039984	10.141174	1.01%	61,507	2005
	10.117557	10.039984	-0.77%	61,967	2004
	10.213802	10.117557	-0.94%	63,801	2003
	10.247355	10.213802	-0.33%	75,905	2002
	10.038183	10.247355	2.08%	51,072	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.798070	9.476387	-12.24%	3,223	2008
	10.597166	10.798070	1.90%	2,758	2007
	10.262645	10.597166	3.26%	0	2006
	10.209462	10.262645	0.52%	0	2005
	10.000000	10.209462	2.09%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.327548	9.031064	-36.97%	3,827	2008
	17.322624	14.327548	-17.29%	4,675	2007
	13.511603	17.322624	28.21%	9,200	2006
	12.370048	13.511603	9.23%	9,166	2005
	10.000000	12.370048	23.70%	984	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.985403	9.111503	-34.85%	47,715	2008
	11.411537	13.985403	22.55%	46,809	2007
	10.733946	11.411537	6.31%	54,741	2006
	9.289450	10.733946	15.55%	58,350	2005
	8.108459	9.289450	14.56%	52,273	2004
	6.306771	8.108459	28.57%	41,078	2003
	8.419157	6.306771	-25.09%	31,691	2002
	9.699482	8.419157	-13.20%	27,027	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.576533	8.737149	-40.06%	33,503	2008
	13.030861	14.576533	11.86%	34,852	2007
	12.586051	13.030861	3.53%	47,476	2006
	11.313193	12.586051	11.25%	58,108	2005
	10.043977	11.313193	12.64%	71,192	2004
	7.506576	10.043977	33.80%	73,986	2003
	9.739457	7.506576	-22.93%	74,168	2002
	10.078539	9.739457	-3.36%	60,970	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.538169	9.127238	-27.20%	7,097	2008
	13.271828	12.538169	-5.53%	6,533	2007
	11.525198	13.271828	15.15%	11,119	2006
	11.228330	11.525198	2.64%	12,590	2005
	10.000000	11.228330	12.28%	8,559	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.421691	9.406465	-34.78%	179,803	2008
	14.362686	14.421691	0.41%	197,724	2007
	12.468574	14.362686	15.19%	223,841	2006
	12.115610	12.468574	2.91%	246,794	2005
	10.718013	12.115610	13.04%	273,833	2004
	8.692748	10.718013	23.30%	170,646	2003
	10.103405	8.692748	-13.96%	118,089	2002
	10.000000	10.103405	1.03%	70,929	2001*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.594111	17.245268	-26.91%	69,861	2008
	16.622378	23.594111	41.94%	68,919	2007
	14.044929	16.622378	18.35%	75,736	2006
	11.473102	14.044929	22.42%	71,845	2005
	10.280579	11.473102	11.60%	66,135	2004
	9.362748	10.280579	9.80%	81,382	2003
	9.203179	9.362748	1.73%	38,015	2002
	10.377501	9.203179	-11.32%	324,401	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.660253	10.630008	-22.18%	27,459	2008
	12.201861	13.660253	11.95%	21,647	2007
	11.138446	12.201861	9.55%	19,106	2006
	10.767675	11.138446	3.44%	31,092	2005
	10.035002	10.767675	7.30%	34,581	2004
	8.554572	10.035002	17.31%	32,592	2003
	9.482793	8.554572	-9.79%	21,474	2002
	10.236174	9.482793	-7.36%	299,019	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.048862	12.893227	-1.19%	57,134	2008
	12.537862	13.048862	4.08%	68,189	2007
	12.210110	12.537862	2.68%	48,709	2006
	12.198612	12.210110	0.09%	47,900	2005
	11.921763	12.198612	2.32%	55,336	2004
	11.617196	11.921763	2.62%	76,609	2003
	10.822462	11.617196	7.34%	85,632	2002
	10.223971	10.822462	5.85%	251,040	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.450056	7.356649	-35.75%	151,378	2008
	10.195174	11.450056	12.31%	74,667	2007
	8.847147	10.195174	15.24%	79,373	2006
	8.239415	8.847147	7.38%	90,332	2005
	7.634327	8.239415	7.93%	118,269	2004
	6.609314	7.634327	15.51%	133,486	2003
	8.562283	6.609314	-22.81%	115,557	2002
	10.216643	8.562283	-16.19%	1,654,639	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.882122	10.025248	-36.88%	13,615	2008
	13.815839	15.882122	14.96%	16,617	2007
	12.100058	13.815839	14.18%	15,714	2006
	10.867659	12.100058	11.34%	15,095	2005
	10.000000	10.867659	8.68%	8,333	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.747959	7.292379	-46.96%	1,012	2008
	9.225789	13.747959	49.02%	1,301	2007
	10.000000	9.225789	-7.74%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.398539	8.122768	-62.04%	11,279	2008
	15.139843	21.398539	41.34%	18,214	2007
	12.247478	15.139843	23.62%	11,238	2006
	10.000000	12.247478	22.47%	1,553	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.467447	7.197988	-37.23%	194,296	2008
	9.254253	11.467447	21.07%	110,382	2007
	8.944261	9.254253	3.47%	128,548	2006
	8.163384	8.944261	9.57%	150,846	2005
	8.022368	8.163384	1.76%	181,388	2004
	6.618408	8.022368	21.21%	166,073	2003
	8.537676	6.618408	-22.48%	147,763	2002
	10.119589	8.537676	-15.63%	1,755,955	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.972658	11.530197	-22.99%	37,015	2008
	14.636765	14.972658	2.29%	26,656	2007
	13.475776	14.636765	8.62%	27,218	2006
	13.340888	13.475776	1.01%	32,835	2005
	12.328074	13.340888	8.22%	32,300	2004
	10.452697	12.328074	17.94%	18,506	2003
	10.831082	10.452697	-3.49%	18,873	2002
	10.072322	10.831082	7.53%	161,932	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.136404	8.055580	-43.02%	69,444	2008
	11.832973	14.136404	19.47%	28,961	2007
	9.928948	11.832973	19.18%	29,579	2006
	8.654037	9.928948	14.73%	27,373	2005
	7.706898	8.654037	12.29%	32,359	2004
	6.264502	7.706898	23.02%	27,205	2003
	7.770582	6.264502	-19.38%	24,991	2002
	10.145446	7.770582	-23.41%	236,747	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.008085	10.241473	-43.13%	9,206	2008
	16.639945	18.008085	8.22%	9,250	2007
	13.032790	16.639945	27.68%	5,865	2006
	11.902082	13.032790	9.50%	3,405	2005
	10.000000	11.902082	19.02%	2,088	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.416192	7.890513	-48.82%	406	2008
	14.698592	15.416192	4.88%	5,325	2007
	13.291770	14.698592	10.58%	2,435	2006
	11.163927	13.291770	19.06%	294	2005
	10.000000	11.163927	11.64%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.431292	8.436686	-37.19%	3,137	2008
	12.109217	13.431292	10.92%	6,181	2007
	11.324149	12.109217	6.93%	1,616	2006
	10.000000	11.324149	13.24%	245	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.709763	10.779554	0.65%	42,171	2008
	10.393959	10.709763	3.04%	6,475	2007
	10.115066	10.393959	2.76%	7,738	2006
	10.019205	10.115066	0.96%	3,315	2005
	10.101743	10.019205	-0.82%	5,732	2004
	10.203015	10.101743	-0.99%	5,882	2003
	10.241731	10.203015	-0.38%	5,677	2002
	10.037793	10.241731	2.03%	265,566	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.779388	9.455195	-12.28%	2,453	2008
	10.584231	10.779388	1.84%	2,963	2007
	10.255309	10.584231	3.21%	431	2006
	10.207325	10.255309	0.47%	3,628	2005
	10.000000	10.207325	2.07%	3,464	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.302763	9.010845	-37.00%	5,423	2008
	17.301487	14.302763	-17.33%	11,143	2007
	13.501937	17.301487	28.14%	11,108	2006
	12.367457	13.501937	9.17%	6,558	2005
	10.000000	12.367457	23.67%	9,262	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.935228	9.074204	-34.88%	47,673	2008
	11.376389	13.935228	22.49%	49,388	2007
	10.706308	11.376389	6.26%	56,277	2006
	9.270213	10.706308	15.49%	62,729	2005
	8.095779	9.270213	14.51%	74,297	2004
	6.300111	8.095779	28.50%	54,382	2003
	8.414529	6.300111	-25.13%	27,948	2002
	9.699104	8.414529	-13.24%	456,280	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.524238	8.701372	-40.09%	59,459	2008
	12.990749	14.524238	11.80%	42,249	2007
	12.553663	12.990749	3.48%	51,205	2006
	11.289793	12.553663	11.19%	64,051	2005
	10.028290	11.289793	12.58%	69,487	2004
	7.498648	10.028290	33.73%	63,239	2003
	9.734109	7.498648	-22.97%	66,986	2002
	10.078146	9.734109	-3.41%	573,395	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.514905	9.105666	-27.24%	3,482	2008
	13.253965	12.514905	-5.58%	4,465	2007
	11.515513	13.253965	15.10%	5,066	2006
	11.224568	11.515513	2.59%	10,810	2005
	10.000000	11.224568	12.25%	9,015	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.372973	9.369914	-34.81%	41,709	2008
	14.321471	14.372973	0.36%	33,588	2007
	12.439086	14.321471	15.13%	40,332	2006
	12.093087	12.439086	2.86%	64,067	2005
	10.703514	12.093087	12.98%	72,104	2004
	8.685384	10.703514	23.24%	55,848	2003
	10.099976	8.685384	-14.01%	38,959	2002
	10.000000	10.099976	1.00%	258,648	2001*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.509409	17.174627	-26.95%	439,520	2008
	16.571153	23.509409	41.87%	411,643	2007
	14.008726	16.571153	18.29%	440,223	2006
	11.449328	14.008726	22.35%	445,908	2005
	10.264485	11.449328	11.54%	435,400	2004
	9.352833	10.264485	9.75%	409,983	2003
	9.198114	9.352833	1.68%	168,658	2002
	10.377101	9.198114	-11.36%	58,720	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.611188	10.586444	-22.22%	73,221	2008
	12.164235	13.611188	11.90%	75,295	2007
	11.109734	12.164235	9.49%	93,793	2006
	10.745373	11.109734	3.39%	86,340	2005
	10.019302	10.745373	7.25%	93,623	2004
	8.545521	10.019302	17.25%	83,783	2003
	9.477581	8.545521	-9.83%	27,505	2002
	10.235775	9.477581	-7.41%	87,580	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.002051	12.840453	-1.24%	137,142	2008
	12.499260	13.002051	4.02%	108,150	2007
	12.178682	12.499260	2.63%	81,722	2006
	12.173379	12.178682	0.04%	88,861	2005
	11.903141	12.173379	2.27%	94,525	2004
	11.604934	11.903141	2.57%	113,401	2003
	10.816517	11.604934	7.29%	68,253	2002
	10.223571	10.816517	5.80%	42,987	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.408936	7.326494	-35.78%	398,963	2008
	10.163755	11.408936	12.25%	402,670	2007
	8.824359	10.163755	15.18%	450,647	2006
	8.222360	8.824359	7.32%	475,088	2005
	7.622379	8.222360	7.87%	547,988	2004
	6.602317	7.622379	15.45%	563,647	2003
	8.557576	6.602317	-22.85%	297,441	2002
	10.216249	8.557576	-16.24%	327,002	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.852647	10.001546	-36.91%	78,168	2008
	13.797229	15.852647	14.90%	84,903	2007
	12.089877	13.797229	14.12%	62,438	2006
	10.864005	12.089877	11.28%	39,311	2005
	10.000000	10.864005	8.64%	39,174	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.736314	7.282488	-46.98%	38,179	2008
	9.222681	13.736314	48.94%	16,573	2007
	10.000000	9.222681	-7.77%	6,432	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.370513	8.108001	-62.06%	181,883	2008
	15.127723	21.370513	41.27%	152,542	2007
	12.243870	15.127723	23.55%	137,260	2006
	10.000000	12.243870	22.44%	78,905	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.426256	7.168490	-37.26%	417,633	2008
	9.225717	11.426256	21.01%	462,670	2007
	8.921205	9.225717	3.41%	552,534	2006
	8.146470	8.921205	9.51%	659,882	2005
	8.009816	8.146470	1.71%	794,940	2004
	6.611407	8.009816	21.15%	762,017	2003
	8.532982	6.611407	-22.52%	359,989	2002
	10.119196	8.532982	-15.68%	271,287	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.918970	11.483012	-23.03%	93,535	2008
	14.591717	14.918970	2.24%	97,442	2007
	13.441113	14.591717	8.56%	111,280	2006
	13.313316	13.441113	0.96%	109,986	2005
	12.308833	13.313316	8.16%	118,448	2004
	10.441672	12.308833	17.88%	104,500	2003
	10.825141	10.441672	-3.54%	39,027	2002
	10.071931	10.825141	7.48%	51,058	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.085650	8.022569	-43.04%	81,468	2008
	11.796496	14.085650	19.41%	88,949	2007
	9.903357	11.796496	19.12%	70,326	2006
	8.636102	9.903357	14.67%	66,430	2005
	7.694835	8.636102	12.23%	75,280	2004
	6.257871	7.694835	22.96%	72,050	2003
	7.766304	6.257871	-19.42%	42,700	2002
	10.145052	7.766304	-23.45%	45,754	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.974638	10.217239	-43.16%	56,785	2008
	16.617512	17.974638	8.17%	71,968	2007
	13.021821	16.617512	27.61%	61,486	2006
	11.898088	13.021821	9.44%	54,615	2005
	10.000000	11.898088	18.98%	22,295	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.387579	7.871860	-48.84%	5,454	2008
	14.678799	15.387579	4.83%	9,655	2007
	13.280605	14.678799	10.53%	9,717	2006
	11.160177	13.280605	19.00%	3,212	2005
	10.000000	11.160177	11.60%	1,654	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.413699	8.421348	-37.22%	14,536	2008
	12.099518	13.413699	10.86%	19,245	2007
	11.320806	12.099518	6.88%	14,374	2006
	10.000000	11.320806	13.21%	916	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.671317	10.735405	0.60%	282,650	2008
	10.361937	10.671317	2.99%	85,569	2007
	10.089012	10.361937	2.71%	23,921	2006
	9.998460	10.089012	0.91%	31,106	2005
	10.085948	9.998460	-0.87%	31,833	2004
	10.192234	10.085948	-1.04%	40,083	2003
	10.236105	10.192234	-0.43%	12,701	2002
	10.037403	10.236105	1.98%	150,799	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.760746	9.434053	-12.33%	10,980	2008
	10.571316	10.760746	1.79%	11,047	2007
	10.247977	10.571316	3.16%	11,907	2006
	10.205190	10.247977	0.42%	7,671	2005
	10.000000	10.205190	2.05%	3,726	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.278028	8.990664	-37.03%	41,227	2008
	17.280393	14.278028	-17.37%	42,157	2007
	13.492294	17.280393	28.08%	40,708	2006
	12.364878	13.492294	9.12%	20,984	2005
	10.000000	12.364878	23.65%	5,356	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.885225	9.037038	-34.92%	215,952	2008
	11.341358	13.885225	22.43%	228,974	2007
	10.678733	11.341358	6.21%	265,746	2006
	9.251010	10.678733	15.43%	300,456	2005
	8.083109	9.251010	14.45%	325,299	2004
	6.293443	8.083109	28.44%	296,226	2003
	8.409895	6.293443	-25.17%	137,679	2002
	9.698729	8.409895	-13.29%	89,037	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.472082	8.665708	-40.12%	101,314	2008
	12.950704	14.472082	11.75%	104,085	2007
	12.521299	12.950704	3.43%	121,366	2006
	11.266380	12.521299	11.14%	164,766	2005
	10.012579	11.266380	12.52%	197,818	2004
	7.490696	10.012579	33.67%	182,410	2003
	9.728740	7.490696	-23.00%	99,246	2002
	10.077754	9.728740	-3.46%	75,869	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.491660	9.084140	-27.28%	16,400	2008
	13.236118	12.491660	-5.62%	21,687	2007
	11.505821	13.236118	15.04%	19,844	2006
	11.220796	11.505821	2.54%	21,311	2005
	10.000000	11.220796	12.21%	11,965	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.324430	9.333524	-34.84%	130,874	2008
	14.280404	14.324430	0.31%	148,745	2007
	12.409700	14.280404	15.07%	202,872	2006
	12.070611	12.409700	2.81%	238,155	2005
	10.689043	12.070611	12.93%	286,167	2004
	8.678037	10.689043	23.17%	221,816	2003
	10.096554	8.678037	-14.05%	120,417	2002
	10.000000	10.096554	0.97%	24,483	2001*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.425054	17.104303	-26.98%	250,180	2008
	16.520121	23.425054	41.80%	261,095	2007
	13.972668	16.520121	18.23%	320,101	2006
	11.425632	13.972668	22.29%	402,995	2005
	10.248442	11.425632	11.49%	358,715	2004
	9.342962	10.248442	9.69%	261,209	2003
	9.193065	9.342962	1.63%	86,123	2002
	10.376699	9.193065	-11.41%	964	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.562316	10.543062	-22.26%	87,835	2008
	12.126741	13.562316	11.84%	126,706	2007
	11.081098	12.126741	9.44%	134,517	2006
	10.723092	11.081098	3.34%	153,799	2005
	10.003605	10.723092	7.19%	165,908	2004
	8.536467	10.003605	17.19%	141,797	2003
	9.472364	8.536467	-9.88%	75,389	2002
	10.235381	9.472364	-7.45%	3,183	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.955375	12.787857	-1.29%	223,720	2008
	12.460751	12.955375	3.97%	183,521	2007
	12.147313	12.460751	2.58%	126,617	2006
	12.148163	12.147313	-0.01%	162,222	2005
	11.884520	12.148163	2.22%	121,440	2004
	11.592659	11.884520	2.52%	143,656	2003
	10.810574	11.592659	7.23%	105,584	2002
	10.223176	10.810574	5.75%	6,819	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.367963	7.296465	-35.82%	327,481	2008
	10.132420	11.367963	12.19%	375,805	2007
	8.801610	10.132420	15.12%	501,657	2006
	8.205310	8.801610	7.27%	622,025	2005
	7.610450	8.205310	7.82%	775,118	2004
	6.595336	7.610450	15.39%	683,930	2003
	8.552871	6.595336	-22.89%	491,132	2002
	10.215853	8.552871	-16.28%	202,082	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.823192	9.977873	-36.94%	54,380	2008
	13.778636	15.823192	14.84%	50,385	2007
	12.079699	13.778636	14.06%	33,555	2006
	10.860359	12.079699	11.23%	19,873	2005
	10.000000	10.860359	8.60%	5,015	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.724659	7.272605	-47.01%	4,521	2008
	9.219567	13.724659	48.86%	2,403	2007
	10.000000	9.219567	-7.80%	1,296	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.342511	8.093238	-62.08%	46,240	2008
	15.115622	21.342511	41.20%	44,231	2007
	12.240271	15.115622	23.49%	34,248	2006
	10.000000	12.240271	22.40%	14,348	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.385276	7.139143	-37.29%	444,222	2008
	9.197317	11.385276	20.94%	498,864	2007
	8.898245	9.197317	3.36%	647,292	2006
	8.129616	8.898245	9.45%	836,124	2005
	7.997295	8.129616	1.65%	1,035,863	2004
	6.604414	7.997295	21.09%	988,375	2003
	8.528287	6.604414	-22.56%	472,332	2002
	10.118802	8.528287	-15.72%	182,002	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.865396	11.435969	-23.07%	93,408	2008
	14.546753	14.865396	2.19%	70,761	2007
	13.406474	14.546753	8.51%	87,339	2006
	13.285735	13.406474	0.91%	115,300	2005
	12.289581	13.285735	8.11%	84,382	2004
	10.430630	12.289581	17.82%	87,114	2003
	10.819198	10.430630	-3.59%	72,679	2002
	10.071541	10.819198	7.42%	11,636	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.035031	7.989668	-43.07%	81,390	2008
	11.760111	14.035031	19.34%	103,495	2007
	9.877812	11.760111	19.06%	122,138	2006
	8.618184	9.877812	14.62%	178,824	2005
	7.682777	8.618184	12.18%	308,375	2004
	6.251248	7.682777	22.90%	356,391	2003
	7.762028	6.251248	-19.46%	266,552	2002
	10.144657	7.762028	-23.49%	107,276	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.941264	10.193087	-43.19%	16,491	2008
	16.595135	17.941264	8.11%	27,779	2007
	13.010858	16.595135	27.55%	50,299	2006
	11.894092	13.010858	9.39%	66,415	2005
	10.000000	11.894092	18.94%	5,934	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.358998	7.853232	-48.87%	4,790	2008
	14.659028	15.358998	4.78%	6,014	2007
	13.269427	14.659028	10.47%	8,921	2006
	11.156430	13.269427	18.94%	4,020	2005
	10.000000	11.156430	11.56%	3,377	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.396095	8.406008	-37.25%	14,719	2008
	12.089818	13.396095	10.80%	15,722	2007
	11.317461	12.089818	6.82%	11,429	2006
	10.000000	11.317461	13.17%	5,695	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.632994	10.691422	0.55%	189,397	2008
	10.329999	10.632994	2.93%	135,416	2007
	10.063013	10.329999	2.65%	125,460	2006
	9.977747	10.063013	0.85%	46,969	2005
	10.070167	9.977747	-0.92%	61,752	2004
	10.181460	10.070167	-1.09%	94,602	2003
	10.230478	10.181460	-0.48%	37,650	2002
	10.037013	10.230478	1.93%	35,333	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.742095	9.412920	-12.37%	15,141	2008
	10.558387	10.742095	1.74%	12,760	2007
	10.240640	10.558387	3.10%	5,025	2006
	10.203049	10.240640	0.37%	2,464	2005
	10.000000	10.203049	2.03%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.253313	8.970521	-37.06%	14,590	2008
	17.259294	14.253313	-17.42%	18,965	2007
	13.482646	17.259294	28.01%	48,648	2006
	12.362288	13.482646	9.06%	71,712	2005
	10.000000	12.362288	23.62%	5,108	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.835317	8.999974	-34.95%	129,902	2008
	11.306359	13.835317	22.37%	141,512	2007
	10.651178	11.306359	6.15%	204,088	2006
	9.231828	10.651178	15.37%	314,538	2005
	8.070439	9.231828	14.39%	462,135	2004
	6.286765	8.070439	28.37%	418,200	2003
	8.405267	6.286765	-25.20%	272,265	2002
	9.698352	8.405267	-13.33%	111,749	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.420090	8.630173	-40.15%	96,966	2008
	12.910771	14.420090	11.69%	109,435	2007
	12.489019	12.910771	3.38%	178,228	2006
	11.243042	12.489019	11.08%	290,459	2005
	9.996902	11.243042	12.47%	420,856	2004
	7.482762	9.996902	33.60%	462,270	2003
	9.723384	7.482762	-23.04%	428,392	2002
	10.077364	9.723384	-3.51%	178,448	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.468453	9.062647	-27.32%	13,531	2008
	13.218267	12.468453	-5.67%	15,796	2007
	11.496134	13.218267	14.98%	40,649	2006
	11.217033	11.496134	2.49%	64,693	2005
	10.000000	11.217033	12.17%	9,147	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.275980	9.297221	-34.88%	186,427	2008
	14.239368	14.275980	0.26%	203,444	2007
	12.380306	14.239368	15.02%	259,411	2006
	12.048126	12.380306	2.76%	373,532	2005
	10.674555	12.048126	12.87%	450,891	2004
	8.670678	10.674555	23.11%	388,849	2003
	10.093129	8.670678	-14.09%	197,728	2002
	10.000000	10.093129	0.93%	50,589	2001*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.340893	17.034183	-27.02%	102,313	2008
	16.469163	23.340893	41.72%	121,238	2007
	13.936614	16.469163	18.17%	108,662	2006
	11.401921	13.936614	22.23%	98,183	2005
	10.232375	11.401921	11.43%	80,449	2004
	9.333060	10.232375	9.64%	29,042	2003
	9.188001	9.333060	1.58%	16,100	2002
	10.376296	9.188001	-11.45%	9,291	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.513613	10.499858	-22.30%	52,801	2008
	12.089373	13.513613	11.78%	60,373	2007
	11.052553	12.089373	9.38%	67,442	2006
	10.700889	11.052553	3.29%	75,426	2005
	9.987963	10.700889	7.14%	80,159	2004
	8.527445	9.987963	17.13%	26,917	2003
	9.467156	8.527445	-9.93%	4,406	2002
	10.234981	9.467156	-7.50%	4,106	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.908817	12.735434	-1.34%	52,841	2008
	12.422326	12.908817	3.92%	40,209	2007
	12.116004	12.422326	2.53%	29,193	2006
	12.122999	12.116004	-0.06%	21,346	2005
	11.865931	12.122999	2.17%	28,557	2004
	11.580409	11.865931	2.47%	23,021	2003
	10.804637	11.580409	7.18%	11,940	2002
	10.222778	10.804637	5.69%	9,465	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.327103	7.266539	-35.85%	237,190	2008
	10.101156	11.327103	12.14%	248,469	2007
	8.778896	10.101156	15.06%	272,393	2006
	8.188281	8.778896	7.21%	274,205	2005
	7.598516	8.188281	7.76%	284,759	2004
	6.588340	7.598516	15.33%	171,391	2003
	8.548156	6.588340	-22.93%	28,398	2002
	10.215459	8.548156	-16.32%	21,937	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.793795	9.954273	-36.97%	25,355	2008
	13.760054	15.793795	14.78%	30,014	2007
	12.069520	13.760054	14.01%	26,013	2006
	10.856710	12.069520	11.17%	20,038	2005
	10.000000	10.856710	8.57%	8,849	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.713029	7.262739	-47.04%	3,808	2008
	9.216455	13.713029	48.79%	589	2007
	10.000000	9.216455	-7.84%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.314520	8.078499	-62.10%	2,887	2008
	15.103507	21.314520	41.12%	3,938	2007
	12.236657	15.103507	23.43%	2,460	2006
	10.000000	12.236657	22.37%	839	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.344339	7.109853	-37.33%	263,824	2008
	9.168922	11.344339	20.88%	288,759	2007
	8.875276	9.168922	3.31%	330,882	2006
	8.112732	8.875276	9.40%	381,553	2005
	7.984761	8.112732	1.60%	425,813	2004
	6.597419	7.984761	21.03%	217,977	2003
	8.523596	6.597416	-22.60%	40,779	2002
	10.118412	8.523596	-15.76%	21,575	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.811993	11.389079	-23.11%	9,660	2008
	14.501902	14.811993	2.14%	11,526	2007
	13.371913	14.501902	8.45%	10,777	2006
	13.258190	13.371913	0.86%	10,235	2005
	12.270338	13.258190	8.05%	8,821	2004
	10.419593	12.270338	17.76%	9,523	2003
	10.813239	10.419593	-3.64%	6,367	2002
	10.071148	10.813239	7.37%	1,483	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.984629	7.956925	-43.10%	14,776	2008
	11.723870	13.984629	19.28%	16,404	2007
	9.852367	11.723870	19.00%	16,840	2006
	8.600337	9.852367	14.56%	18,888	2005
	7.670770	8.600337	12.12%	18,227	2004
	6.244630	7.670770	22.84%	15,812	2003
	7.757760	6.244630	-19.50%	7,865	2002
	10.144267	7.757760	-23.53%	6,956	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.907924	10.168955	-43.22%	2,383	2008
	16.572755	17.907924	8.06%	2,929	2007
	12.999900	16.572755	27.48%	2,566	2006
	11.890094	12.999900	9.33%	1,673	2005
	10.000000	11.890094	18.90%	932	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.330420	7.834622	-48.89%	436	2008
	14.639232	15.330420	4.72%	943	2007
	13.258237	14.639232	10.42%	89	2006
	11.152675	13.258237	18.88%	0	2005
	10.000000	11.152675	11.53%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.378526	8.390709	-37.28%	6,352	2008
	12.080134	13.378526	10.75%	7,140	2007
	11.314133	12.080134	6.77%	7,205	2006
	10.000000	11.314133	13.14%	6,471	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.594795	10.647597	0.50%	57,992	2008
	10.298150	10.594795	2.88%	8,145	2007
	10.037070	10.298150	2.60%	7,224	2006
	9.957068	10.037070	0.80%	4,636	2005
	10.054405	9.957068	-0.97%	5,183	2004
	10.170692	10.054405	-1.14%	3,105	2003
	10.224856	10.170692	-0.53%	1,200	2002
	10.036623	10.224856	1.88%	6,064	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.723506	9.391851	-12.42%	236	2008
	10.545496	10.723506	1.69%	256	2007
	10.233317	10.545496	3.05%	277	2006
	10.200913	10.233317	0.32%	47	2005
	10.000000	10.200913	2.01%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.228624	8.950414	-37.10%	1,211	2008
	17.238217	14.228624	-17.46%	1,038	2007
	13.472997	17.238217	27.95%	1,579	2006
	12.359706	13.472997	9.01%	1,353	2005
	10.000000	12.359706	23.60%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.785629	8.963091	-34.98%	24,783	2008
	11.271514	13.785629	22.31%	26,928	2007
	10.623739	11.271514	6.10%	29,923	2006
	9.212702	10.623739	15.32%	31,373	2005
	8.057817	9.212702	14.33%	32,820	2004
	6.280120	8.057817	28.31%	26,717	2003
	8.400646	6.280120	-25.24%	8,758	2002
	9.697972	8.400646	-13.38%	10,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.368236	8.594763	-40.18%	28,814	2008
	12.870918	14.368236	11.63%	29,234	2007
	12.456782	12.870918	3.32%	30,447	2006
	11.219695	12.456782	11.03%	33,127	2005
	9.981231	11.219695	12.41%	32,788	2004
	7.474828	9.981231	33.53%	29,100	2003
	9.718031	7.474828	-23.08%	14,987	2002
	10.076969	9.718031	-3.56%	12,012	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.445282	9.041196	-27.35%	723	2008
	13.200446	12.445282	-5.72%	893	2007
	11.486449	13.200446	14.92%	766	2006
	11.213262	11.486449	2.44%	912	2005
	10.000000	11.213262	12.13%	624	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.227682	9.261034	-34.91%	87,535	2008
	14.198448	14.227682	0.21%	110,292	2007
	12.350978	14.198448	14.96%	108,937	2006
	12.025678	12.350978	2.71%	116,415	2005
	10.660084	12.025678	12.81%	118,968	2004
	8.663319	10.660084	23.05%	40,145	2003
	10.089696	8.663319	-14.14%	11,119	2002
	10.000000	10.089696	0.90%	3,701	2001*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.257023	16.964338	-27.06%	6,338	2008
	16.418374	23.257023	41.65%	6,515	2007
	13.900692	16.418374	18.11%	6,834	2006
	11.378295	13.900692	22.17%	7,330	2005
	10.216357	11.378295	11.37%	10,387	2004
	9.323181	10.216357	9.58%	7,919	2003
	9.182946	9.323181	1.53%	5,329	2002
	10.375893	9.182946	-11.50%	4,825	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.465010	10.456774	-22.34%	110	2008
	12.052049	13.465010	11.72%	156	2007
	11.024019	12.052049	9.33%	187	2006
	10.678678	11.024019	3.23%	187	2005
	9.972315	10.678678	7.08%	823	2004
	8.518415	9.972315	17.07%	73	2003
	9.461947	8.518415	-9.97%	0	2002
	10.234586	9.461947	-7.55%	2,695	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.862422	12.683211	-1.39%	1,319	2008
	12.383989	12.862422	3.86%	5,417	2007
	12.084738	12.383989	2.48%	5,995	2006
	12.097853	12.084738	-0.11%	6,661	2005
	11.847341	12.097853	2.11%	7,362	2004
	11.568155	11.847341	2.41%	19,907	2003
	10.798693	11.568155	7.13%	20,922	2002
	10.222381	10.798693	5.64%	2,555	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.286404	7.236741	-35.88%	6,304	2008
	10.070006	11.286404	12.08%	10,562	2007
	8.756261	10.070006	15.00%	14,389	2006
	8.171308	8.756261	7.16%	15,200	2005
	7.586615	8.171308	7.71%	19,635	2004
	6.581369	7.586615	15.27%	15,695	2003
	8.543459	6.581369	-22.97%	10,672	2002
	10.215063	8.543459	-16.36%	31,978	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.764411	9.930690	-37.01%	1,584	2008
	13.741488	15.764411	14.72%	539	2007
	12.059347	13.741488	13.95%	131	2006
	10.853055	12.059347	11.11%	118	2005
	10.000000	10.853055	8.53%	869	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.701387	7.252869	-47.06%	1,028	2008
	9.213342	13.701387	48.71%	989	2007
	10.000000	9.213342	-7.87%	67	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.286548	8.063765	-62.12%	1,607	2008
	15.091398	21.286548	41.05%	735	2007
	12.233048	15.091398	23.37%	126	2006
	10.000000	12.233048	22.33%	61	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.303512	7.080651	-37.36%	9,564	2008
	9.140601	11.303512	20.82%	18,528	2007
	8.852353	9.140601	3.26%	23,791	2006
	8.095891	8.852353	9.34%	25,753	2005
	7.972240	8.095891	1.55%	35,300	2004
	6.590424	7.97224	20.97%	27,189	2003
	8.518902	6.590424	-22.64%	16,650	2002
	10.118020	8.518902	-15.80%	20,919	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.758773	11.342388	-23.15%	1,095	2008
	14.457179	14.758773	2.09%	2,689	2007
	13.337425	14.457179	8.40%	3,001	2006
	13.230708	13.337425	0.81%	3,306	2005
	12.251129	13.230708	8.00%	3,159	2004
	10.408568	12.251129	17.70%	306	2003
	10.807291	10.408568	-3.69%	518	2002
	10.070760	10.807291	7.31%	825	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.934345	7.924271	-43.13%	823	2008
	11.687682	13.934345	19.22%	3,411	2007
	9.826938	11.687682	18.94%	4,748	2006
	8.582491	9.826938	14.50%	5,178	2005
	7.658736	8.582491	12.06%	9,278	2004
	6.238005	7.658736	22.78%	6,823	2003
	7.753477	6.238005	-19.55%	2,733	2002
	10.143870	7.753477	-23.56%	10,172	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.874630	10.144879	-43.24%	490	2008
	16.550400	17.874630	8.00%	715	2007
	12.988952	16.550400	27.42%	638	2006
	11.886106	12.988952	9.28%	740	2005
	10.000000	11.886106	18.86%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.301934	7.816076	-48.92%	151	2008
	14.619514	15.301934	4.67%	106	2007
	13.247095	14.619514	10.36%	83	2006
	11.148934	13.247095	18.82%	42	2005
	10.000000	11.148934	11.49%	696	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.360973	8.375425	-37.31%	1,410	2008
	12.070453	13.360973	10.69%	109	2007
	11.310791	12.070453	6.72%	0	2006
	10.000000	11.310791	13.11%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.556708	10.603928	0.45%	3,909	2008
	10.266377	10.556708	2.83%	2,832	2007
	10.011179	10.266377	2.55%	1,227	2006
	9.936424	10.011179	0.75%	884	2005
	10.038665	9.936424	-1.02%	1,434	2004
	10.159933	10.038665	-1.19%	1,558	2003
	10.219232	10.159933	-0.58%	14,738	2002
	10.036232	10.219232	1.82%	718	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.704881	9.370767	-12.46%	1,336	2008
	10.532567	10.704881	1.64%	0	2007
	10.225962	10.532567	3.00%	0	2006
	10.198772	10.225962	0.27%	0	2005
	10.000000	10.198772	1.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.203946	8.930324	-37.13%	371	2008
	17.217135	14.203946	-17.50%	643	2007
	13.463339	17.217135	27.88%	808	2006
	12.357120	13.463339	8.95%	941	2005
	10.000000	12.35712	23.57%	79	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.736038	8.926298	-35.02%	3,178	2008
	11.236701	13.736038	22.24%	5,365	2007
	10.596290	11.236701	6.04%	7,914	2006
	9.193564	10.596290	15.26%	8,708	2005
	8.045180	9.193564	14.27%	13,056	2004
	6.273457	8.04518	28.24%	8,179	2003
	8.396010	6.273457	-25.28%	4,272	2002
	9.697594	8.39601	-13.42%	8,704	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.316607	8.559510	-40.21%	3,554	2008
	12.831230	14.316607	11.58%	4,738	2007
	12.424678	12.831230	3.27%	7,268	2006
	11.196441	12.424678	10.97%	8,089	2005
	9.965598	11.196441	12.35%	11,945	2004
	7.466909	9.965598	33.46%	9,103	2003
	9.712673	7.466909	-23.12%	7,025	2002
	10.076578	9.712673	-3.61%	16,130	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.422115	9.019763	-27.39%	893	2008
	13.182617	12.422115	-5.77%	592	2007
	11.476758	13.182617	14.86%	740	2006
	11.209485	11.476758	2.38%	853	2005
	10.000000	11.209485	12.09%	187	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.179523	9.224987	-34.94%	2,128	2008
	14.157624	14.179523	0.15%	2,383	2007
	12.321716	14.157624	14.90%	3,852	2006
	12.003276	12.321716	2.65%	4,562	2005
	10.645628	12.003276	12.75%	7,149	2004
	8.655972	10.645628	22.99%	4,779	2003
	10.086266	8.655972	-14.18%	1,272	2002
	10.000000	10.086266	0.86%	3,196	2001*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.173382	16.894710	-27.09%	6,334	2008
	16.367681	23.173382	41.58%	6,344	2007
	13.864795	16.367681	18.05%	4,706	2006
	11.354672	13.864795	22.11%	4,659	2005
	10.200337	11.354672	11.32%	4,659	2004
	9.313310	10.200337	9.52%	2,178	2003
	9.177891	9.313310	1.48%	2,088	2002
	10.375491	9.177891	-11.54%	4,238	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.416583	10.413848	-22.38%	7,568	2008
	12.014846	13.416583	11.67%	7,284	2007
	10.995573	12.014846	9.27%	7,798	2006
	10.656532	10.995573	3.18%	7,985	2005
	9.956696	10.656532	7.03%	7,985	2004
	8.509395	9.956696	17.01%	4,185	2003
	9.456739	8.509395	-10.02%	4,093	2002
	10.234189	9.546739	-7.60%	5,520	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.816170	12.631174	-1.44%	11,915	2008
	12.345780	12.816170	3.81%	11,054	2007
	12.053554	12.345780	2.42%	1,929	2006
	12.072760	12.053554	-0.16%	3,245	2005
	11.828774	12.072760	2.06%	4,043	2004
	11.555910	11.828774	2.36%	331	2003
	10.792757	11.555910	7.07%	448	2002
	10.221984	10.792757	5.58%	3,913	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.245791	7.207018	-35.91%	11,633	2008
	10.038903	11.245791	12.02%	10,493	2007
	8.733643	10.038903	14.95%	10,568	2006
	8.154339	8.733643	7.10%	12,195	2005
	7.574721	8.154339	7.65%	12,438	2004
	6.574382	7.574721	15.22%	9,101	2003
	8.538740	6.574382	-23.01%	5,997	2002
	10.214664	8.538740	-16.41%	11,319	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.735105	9.907185	-37.04%	178	2008
	13.722948	15.735105	14.66%	0	2007
	12.049184	13.722948	13.89%	0	2006
	10.849412	12.049184	11.06%	0	2005
	10.000000	10.849412	8.49%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.689761	7.243020	-47.09%	0	2008
	9.210232	13.689761	48.64%	0	2007
	10.000000	9.210232	-7.90%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.258617	8.049072	-62.14%	533	2008
	15.079307	21.258617	40.98%	242	2007
	12.229450	15.079307	23.30%	0	2006
	10.000000	12.229450	22.29%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.262879	7.051604	-37.39%	15,441	2008
	9.112400	11.262879	20.76%	18,953	2007
	8.829510	9.112400	3.20%	26,235	2006
	8.079089	8.829510	9.29%	28,920	2005
	7.959739	8.079089	1.50%	28,726	2004
	6.583431	7.959739	20.91%	25,232	2003
	8.514201	6.583431	-22.68%	17,998	2002
	10.117627	8.514201	-15.85%	16,263	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.705677	11.295831	-23.19%	365	2008
	14.412537	14.705677	2.03%	179	2007
	13.302997	14.412537	8.34%	179	2006
	13.203257	13.302997	0.76%	179	2005
	12.231922	13.203257	7.94%	179	2004
	10.397530	12.231922	17.64%	179	2003
	10.801340	10.397530	-3.74%	268	2002
	10.070364	10.801340	7.26%	1,219	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.884189	7.891726	-43.16%	187	2008
	11.651566	13.884189	19.16%	238	2007
	9.801536	11.651566	18.87%	211	2006
	8.564653	9.801536	14.44%	596	2005
	7.646706	8.564653	12.00%	539	2004
	6.231384	7.646706	22.71%	568	2003
	7.749199	6.231384	-19.59%	469	2002
	10.143475	7.749199	-23.60%	558	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.841381	10.120840	-43.27%	338	2008
	16.528063	17.841381	7.95%	284	2007
	12.977994	16.528063	27.35%	284	2006
	11.882106	12.977994	9.22%	0	2005
	10.000000	11.882106	18.82%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.273422	7.797527	-48.95%	151	2008
	14.599734	15.273422	4.61%	0	2007
	13.235888	14.599734	10.30%	0	2006
	11.145161	13.235888	18.76%	0	2005
	10.000000	11.145161	11.45%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.343410	8.360150	-37.35%	240	2008
	12.060759	13.343410	10.63%	240	2007
	11.307455	12.060759	6.66%	240	2006
	10.000000	11.307455	13.07%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.518736	10.560412	0.40%	391	2008
	10.234684	10.518736	2.78%	243	2007
	9.985338	10.234684	2.50%	1,053	2006
	9.915806	9.985338	0.70%	1,128	2005
	10.022932	9.915806	-1.07%	1,106	2004
	10.149172	10.022932	-1.24%	1,038	2003
	10.213606	10.149172	-0.63%	838	2002
	10.035842	10.213606	1.77%	1,584	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.686333	9.349777	-12.51%	140	2008
	10.519699	10.686333	1.58%	0	2007
	10.218644	10.519699	2.95%	0	2006
	10.196629	10.218644	0.22%	0	2005
	10.000000	10.196629	1.97%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.179316	8.910273	-37.16%	120	2008
	17.196075	14.179316	-17.54%	0	2007
	13.453700	17.196075	27.82%	0	2006
	12.354526	13.453700	8.90%	0	2005
	10.000000	12.354526	23.55%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.686681	8.889689	-35.05%	1,714	2008
	11.202058	13.686681	22.18%	1,591	2007
	10.568981	11.202058	5.99%	1,591	2006
	9.174517	10.568981	15.20%	3,849	2005
	8.032584	9.174517	14.22%	4,082	2004
	6.266813	8.032584	28.18%	4,082	2003
	8.391394	6.266813	-25.32%	3,967	2002
	9.697219	8.391394	-13.47%	4,484	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.265071	8.524344	-40.24%	890	2008
	12.791582	14.265071	11.52%	621	2007
	12.392579	12.791582	3.22%	623	2006
	11.173187	12.392579	10.91%	1,668	2005
	9.949969	11.173187	12.29%	1,829	2004
	7.458986	9.949969	33.40%	1,802	2003
	9.707317	7.458986	-23.16%	2,368	2002
	10.076184	9.707317	-3.66%	3,578	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.398995	8.998388	-27.43%	0	2008
	13.164824	12.398995	-5.82%	0	2007
	11.467086	13.164824	14.81%	0	2006
	11.205722	11.467086	2.33%	0	2005
	10.000000	11.205722	12.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.131483	9.189047	-34.97%	5,340	2008
	14.116876	14.131483	0.10%	5,403	2007
	12.292488	14.116876	14.84%	6,303	2006
	11.980875	12.292488	2.60%	6,596	2005
	10.631170	11.980875	12.70%	6,215	2004
	8.648608	10.631170	22.92%	5,635	2003
	10.082827	8.648608	-14.22%	2,986	2002
	10.000000	10.082827	0.83%	8,019	2001*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.090085	16.825408	-27.13%	17,637	2008
	16.317183	23.090085	41.51%	12,034	2007
	13.829041	16.317183	17.99%	15,894	2006
	11.331137	13.829041	22.04%	9,068	2005
	10.184374	11.331137	11.26%	9,149	2004
	9.303459	10.184374	9.47%	7,171	2003
	9.172845	9.303459	1.42%	825	2002
	10.375088	9.172845	-11.59%	65,148	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.368309	10.371093	-22.42%	7,070	2008
	11.977740	13.368309	11.61%	8,999	2007
	10.967172	11.977740	9.21%	7,792	2006
	10.634409	10.967172	3.13%	8,184	2005
	9.941075	10.634409	6.97%	8,085	2004
	8.500373	9.941075	16.95%	1,861	2003
	9.451524	8.500373	-10.06%	1,383	2002
	10.233790	9.451524	-7.64%	43,958	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.770070	12.579343	-1.49%	18,146	2008
	12.307655	12.770070	3.76%	10,278	2007
	12.022433	12.307655	2.37%	7,633	2006
	12.047708	12.022433	-0.21%	6,751	2005
	11.810247	12.047708	2.01%	7,276	2004
	11.543683	11.810247	2.31%	7,075	2003
	10.786820	11.543683	7.02%	2,195	2002
	10.221589	10.786820	5.53%	60,883	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.205303	7.177410	-35.95%	32,858	2008
	10.007879	11.205303	11.96%	26,594	2007
	8.711073	10.007879	14.89%	30,740	2006
	8.137392	8.711073	7.05%	33,102	2005
	7.562827	8.137392	7.60%	33,034	2004
	6.567410	7.562827	15.16%	17,910	2003
	8.534039	6.567410	-23.04%	11,637	2002
	10.214270	8.534039	-16.45%	156,691	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.705806	9.883687	-37.07%	385	2008
	13.704406	15.705806	14.60%	510	2007
	12.039021	13.704406	13.83%	0	2006
	10.845761	12.039021	11.00%	0	2005
	10.000000	10.845761	8.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.678145	7.233179	-47.12%	5,072	2008
	9.207116	13.678145	48.56%	1,250	2007
	10.000000	9.207116	-7.93%	359	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.230671	8.034380	-62.16%	12,843	2008
	15.067189	21.230671	40.91%	7,698	2007
	12.225828	15.067189	23.24%	9,058	2006
	10.000000	12.225828	22.26%	654	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.222325	7.022630	-37.42%	28,232	2008
	9.084235	11.222325	20.70%	32,362	2007
	8.806697	9.084235	3.15%	35,312	2006
	8.062303	8.806697	9.23%	35,735	2005
	7.947249	8.062303	1.45%	36,268	2004
	6.576449	7.947249	20.84%	17,113	2003
	8.509507	6.576449	-22.72%	6,749	2002
	10.117234	8.509507	-15.89%	105,717	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.652819	11.249498	-23.23%	6,821	2008
	14.368077	14.652819	1.98%	3,826	2007
	13.268682	14.368077	8.29%	3,660	2006
	13.175880	13.268682	0.70%	6,317	2005
	12.212773	13.175880	7.89%	6,383	2004
	10.386539	12.212773	17.58%	5,903	2003
	10.795404	10.386539	-3.79%	629	2002
	10.069972	10.795404	7.20%	17,649	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.834228	7.859316	-43.19%	5,281	2008
	11.615577	13.834228	19.10%	4,724	2007
	9.776219	11.615577	18.81%	4,643	2006
	8.546859	9.776219	14.38%	4,856	2005
	7.634714	8.546859	11.95%	4,666	2004
	6.224770	7.634714	22.65%	4,984	2003
	7.744924	6.224770	-19.63%	1,412	2002
	10.143081	7.744924	-23.64%	15,449	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.808170	10.096848	-43.30%	5,321	2008
	16.505746	17.808170	7.89%	1,484	2007
	12.967046	16.505746	27.29%	705	2006
	11.878109	12.967046	9.17%	0	2005
	10.000000	11.878109	18.78%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.244988	7.779036	-48.97%	0	2008
	14.580015	15.244988	4.56%	0	2007
	13.224727	14.580015	10.25%	0	2006
	11.141414	13.224727	18.70%	0	2005
	10.000000	11.141414	11.41%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.325893	8.344923	-37.38%	261	2008
	12.051086	13.325893	10.58%	301	2007
	11.304117	12.051086	6.61%	0	2006
	10.000000	11.304117	13.04%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.480886	10.517057	0.35%	12,747	2008
	10.203077	10.480886	2.72%	6,782	2007
	9.959557	10.203077	2.45%	2,115	2006
	9.895226	9.959557	0.65%	1,011	2005
	10.007222	9.895226	-1.12%	912	2004
	10.138425	10.007222	-1.29%	766	2003
	10.207985	10.138425	-0.68%	7,285	2002
	10.035451	10.207985	1.72%	20,861	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.667796	9.328801	-12.55%	0	2008
	10.506815	10.667796	1.53%	0	2007
	10.211304	10.506815	2.89%	0	2006
	10.194486	10.211304	0.16%	0	2005
	10.000000	10.194486	1.94%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.154722	8.890277	-37.19%	1,844	2008
	17.175049	14.154722	-17.59%	1,290	2007
	13.444055	17.175049	27.75%	581	2006
	12.351936	13.444055	8.84%	581	2005
	10.000000	12.351936	23.52%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.637386	8.853154	-35.08%	15,592	2008
	11.167421	13.637386	22.12%	11,132	2007
	10.541658	11.167421	5.94%	12,404	2006
	9.155443	10.541658	15.14%	10,440	2005
	8.019969	9.155443	14.16%	10,614	2004
	6.260157	8.019969	28.11%	9,641	2003
	8.386760	6.260157	-25.36%	3,648	2002
	9.696839	8.386760	-13.51%	33,018	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.213730	8.489334	-40.27%	11,239	2008
	12.752071	14.213730	11.46%	6,528	2007
	12.360569	12.752071	3.17%	7,442	2006
	11.149982	12.360569	10.86%	8,980	2005
	9.934358	11.149982	12.24%	9,328	2004
	7.451065	9.934358	33.33%	8,407	2003
	9.701957	7.451065	-23.20%	4,372	2002
	10.075790	9.701957	-3.71%	46,453	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.375917	8.977050	-27.46%	0	2008
	13.147047	12.375917	-5.87%	0	2007
	11.457412	13.147047	14.75%	0	2006
	11.201949	11.457412	2.28%	0	2005
	10.000000	11.201949	12.02%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.083623	9.153250	-35.01%	7,581	2008
	14.076270	14.083623	0.05%	8,514	2007
	12.263348	14.076270	14.78%	9,207	2006
	11.958537	12.263348	2.55%	13,364	2005
	10.616751	11.958537	12.64%	13,113	2004
	8.641266	10.616751	22.86%	5,817	2003
	10.079400	8.641266	-14.27%	1,549	2002
	10.000000	10.079400	0.79%	27,944	2001*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	23.007031	16.756337	-27.17%	16,751	2008
	16.266808	23.007031	41.44%	18,356	2007
	13.793345	16.266808	17.93%	19,130	2006
	11.307615	13.793345	21.98%	20,185	2005
	10.168407	11.307615	11.20%	17,279	2004
	9.293602	10.168407	9.41%	14,979	2003
	9.167790	9.293602	1.37%	9,380	2002
	10.374687	9.167790	-11.63%	1,754	2001
	10.000000	10.374687	3.75%	174	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.320203	10.328502	-22.46%	8,354	2008
	11.940751	13.320203	11.55%	12,090	2007
	10.938861	11.940751	9.16%	7,770	2006
	10.612329	10.938861	3.08%	7,997	2005
	9.925489	10.612329	6.92%	7,371	2004
	8.491357	9.925489	16.89%	13,971	2003
	9.446317	8.491357	-10.11%	7,671	2002
	10.233393	9.446317	-7.69%	7,597	2001
	10.000000	10.233393	2.33%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.724081	12.527651	-1.54%	4,641	2008
	12.269620	12.724081	3.70%	5,315	2007
	11.991376	12.269620	2.32%	2,609	2006
	12.022687	11.991376	-0.26%	3,527	2005
	11.791725	12.022687	1.96%	2,876	2004
	11.531449	11.791725	2.26%	4,631	2003
	10.780876	11.531449	6.96%	2,238	2002
	10.221188	10.780876	5.48%	0	2001
	10.000000	10.221188	2.21%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.164979	7.147936	-35.98%	19,821	2008
	9.976968	11.164979	11.91%	18,022	2007
	8.688574	9.976968	14.83%	23,354	2006
	8.120498	8.688574	7.00%	26,809	2005
	7.550959	8.120498	7.54%	27,357	2004
	6.560440	7.550959	15.10%	37,276	2003
	8.529332	6.560440	-23.08%	26,476	2002
	10.213876	8.529332	-16.49%	11,457	2001
	10.000000	10.213876	2.74%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Income - Q/NQ	15.676559	9.860246	-37.10%	4,070	2008
	13.685905	15.676559	14.55%	5,301	2007
	12.028860	13.685905	13.78%	3,988	2006
	10.842113	12.028860	10.95%	852	2005
	10.000000	10.842113	8.42%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.666521	7.223338	-47.15%	1,026	2008
	9.204002	13.666521	48.48%	3,146	2007
	10.000000	9.204002	-7.96%	1,119	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.202788	8.019723	-62.18%	16,595	2008
	15.055105	21.202788	40.83%	13,052	2007
	12.222219	15.055105	23.18%	11,061	2006
	10.000000	12.222219	22.22%	9,055	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.181906	6.993767	-37.45%	26,058	2008
	9.056152	11.181906	20.63%	24,707	2007
	8.783933	9.056152	3.10%	30,610	2006
	8.045554	8.783933	9.18%	38,945	2005
	7.934767	8.045554	1.40%	47,590	2004
	6.569458	7.934767	20.78%	52,182	2003
	8.504809	6.569458	-22.76%	17,605	2002
	10.116840	8.504809	-15.93%	5,853	2001
	10.000000	10.116840	1.17%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.600056	11.203274	-23.27%	3,086	2008
	14.323679	14.600056	1.93%	2,732	2007
	13.234405	14.323679	8.23%	4,797	2006
	13.148530	13.234405	0.65%	5,320	2005
	12.193625	13.148530	7.83%	4,815	2004
	10.375534	12.193625	17.52%	3,366	2003
	10.789458	10.375534	-3.84%	2,077	2002
	10.069584	10.789458	7.15%	42	2001
	10.000000	10.069584	0.70%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.784418	7.827024	-43.22%	11,022	2008
	11.579680	13.784418	19.04%	9,929	2007
	9.750960	11.579680	18.75%	7,046	2006
	8.529109	9.750960	14.33%	9,061	2005
	7.622729	8.529109	11.89%	11,891	2004
	6.218168	7.622729	22.59%	14,331	2003
	7.740655	6.218168	-19.67%	8,438	2002
	10.142686	7.740655	-23.68%	2,177	2001
	10.000000	10.142686	1.43%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.775027	10.072910	-43.33%	631	2008
	16.483458	17.775027	7.84%	4,178	2007
	12.956103	16.483458	27.23%	2,901	2006
	11.874109	12.956103	9.11%	1,360	2005
	10.000000	11.874109	18.74%	106	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.216622	7.760596	-49.00%	380	2008
	14.560338	15.216622	4.51%	1,129	2007
	13.213592	14.560338	10.19%	2,483	2006
	11.137673	13.213592	18.64%	1,729	2005
	10.000000	11.137673	11.38%	10	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.308372	8.329691	-37.41%	1,314	2008
	12.041399	13.308372	10.52%	1,474	2007
	11.300782	12.041399	6.55%	1,484	2006
	10.000000	11.300782	13.01%	687	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.443152	10.473856	0.29%	2,764	2008
	10.171550	10.443152	2.67%	4,537	2007
	9.933826	10.171550	2.39%	1,725	2006
	9.874674	9.933826	0.60%	1,265	2005
	9.991522	9.874674	-1.17%	1,635	2004
	10.127677	9.991522	-1.34%	1,620	2003
	10.202360	10.127677	-0.73%	0	2002
	9.696462	10.202360	1.67%	0	2001
	10.000000	9.696462	-3.04%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.649262	9.307853	-12.60%	1,483	2008
	10.493941	10.649262	1.48%	2,221	2007
	10.203975	10.493941	2.84%	4,143	2006
	10.192346	10.203975	0.11%	2,251	2005
	10.000000	10.192346	1.92%	2,134	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.130142	8.870298	-37.22%	2,117	2008
	17.154012	14.130142	-17.63%	3,715	2007
	13.434409	17.154012	27.69%	5,486	2006
	12.349343	13.434409	8.79%	5,064	2005
	10.000000	12.349343	23.49%	3,669	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.588299	8.816780	-35.11%	13,077	2008
	11.132925	13.588299	22.06%	15,220	2007
	10.514438	11.132925	5.88%	15,919	2006
	9.136430	10.514438	15.08%	22,839	2005
	8.007398	9.136430	14.10%	22,548	2004
	6.253523	8.007398	28.05%	23,680	2003
	8.382138	6.253523	-25.39%	15,802	2002
	9.696462	8.382138	-13.55%	7,229	2001
	10.000000	9.696462	0.75%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.162554	8.454444	-40.30%	14,872	2008
	12.712663	14.162554	11.41%	12,904	2007
	12.328642	12.712663	3.11%	14,200	2006
	11.126823	12.328642	10.80%	18,730	2005
	9.918772	11.126823	12.18%	21,235	2004
	7.443165	9.918772	33.26%	22,279	2003
	9.696613	7.443165	-23.24%	14,885	2002
	10.075400	9.696613	-3.76%	5,226	2001
	10.000000	10.075400	0.75%	0	2000*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.352856	8.955749	-27.50%	1,403	2008
	13.129271	12.352856	-5.91%	1,589	2007
	11.447738	13.129271	14.69%	2,869	2006
	11.198178	11.447738	2.23%	1,735	2005
	10.000000	11.198178	11.98%	1,405	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.035888	9.117574	-35.04%	12,284	2008
	14.035747	14.035888	0.00%	12,969	2007
	12.234249	14.035747	14.73%	15,333	2006
	11.936220	12.234249	2.50%	17,832	2005
	10.602328	11.936220	12.58%	22,510	2004
	8.633911	10.602328	22.80%	26,348	2003
	10.075958	8.633911	-14.31%	17,267	2002
	10.000000	10.075958	0.76%	10,998	2001*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.924163	16.687470	-27.21%	521	2008
	16.216512	22.924163	41.36%	557	2007
	13.757682	16.216512	17.87%	575	2006
	11.284110	13.757682	21.92%	586	2005
	10.152439	11.284110	11.15%	579	2004
	9.283743	10.152439	9.36%	340	2003
	9.162734	9.283743	1.32%	0	2002
	10.374284	9.162734	-11.68%	856	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.272253	10.286081	-22.50%	177	2008
	11.903856	13.272253	11.50%	177	2007
	10.910595	11.903856	9.10%	215	2006
	10.590282	10.910595	3.02%	215	2005
	9.909910	10.590282	6.87%	302	2004
	8.482350	9.909910	16.83%	158	2003
	9.441109	8.482350	-10.16%	0	2002
	10.232994	9.441109	-7.74%	290	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.678289	12.476211	-1.59%	1,290	2008
	12.231722	12.678289	3.65%	1,668	2007
	11.960409	12.231722	2.27%	843	2006
	11.997729	11.960409	-0.31%	712	2005
	11.773243	11.997729	1.91%	543	2004
	11.519240	11.773243	2.21%	324	2003
	10.774936	11.519240	6.91%	0	2002
	10.220790	10.774936	5.42%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.124729	7.118529	-36.01%	1,708	2008
	9.946095	11.124729	11.85%	1,607	2007
	8.666092	9.946095	14.77%	1,596	2006
	8.103604	8.666092	6.94%	1,517	2005
	7.539101	8.103604	7.49%	1,267	2004
	6.553473	7.539101	15.04%	709	2003
	8.524624	6.553473	-23.12%	0	2002
	10.213477	8.524624	-16.54%	1,363	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.647355	9.836852	-37.13%	88	2008
	13.667398	15.647355	14.49%	74	2007
	12.018704	13.667398	13.72%	77	2006
	10.838453	12.018704	10.89%	77	2005
	10.000000	10.838453	8.38%	62	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.654905	7.213509	-47.17%	0	2008
	9.200892	13.654905	48.41%	0	2007
	10.000000	9.200892	-7.99%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.174907	8.005079	-62.20%	0	2008
	15.043015	21.174907	40.76%	0	2007
	12.218605	15.043015	23.12%	0	2006
	10.000000	12.218605	22.19%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.141629	6.965020	-37.49%	2,565	2008
	9.028161	11.141629	20.57%	2,465	2007
	8.761234	9.028161	3.05%	2,606	2006
	8.028841	8.761234	9.12%	2,509	2005
	7.922325	8.028841	1.34%	2,194	2004
	6.562499	7.922325	20.72%	665	2003
	8.500123	6.562499	-22.80%	0	2002
	10.116448	8.500123	-15.98%	1,233	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.547469	11.157228	-23.30%	527	2008
	14.279392	14.547469	1.88%	564	2007
	13.200188	14.279392	8.18%	510	2006
	13.121198	13.200188	0.60%	461	2005
	12.174486	13.121198	7.78%	370	2004
	10.364526	12.174486	17.46%	278	2003
	10.783508	10.364526	-3.89%	0	2002
	10.069190	10.783508	7.09%	158	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.734768	7.794845	-43.25%	764	2008
	11.543887	13.734768	18.98%	607	2007
	9.725760	11.543887	18.69%	641	2006
	8.511386	9.725760	14.27%	662	2005
	7.610765	8.511386	11.83%	589	2004
	6.211565	7.610765	22.53%	430	2003
	7.736379	6.211565	-19.71%	0	2002
	10.142291	7.736379	-23.72%	172	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.741899	10.049008	-43.36%	0	2008
	16.461167	17.741899	7.78%	0	2007
	12.945156	16.461167	27.16%	0	2006
	11.870111	12.945156	9.06%	0	2005
	10.000000	11.870111	18.70%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.188223	7.742142	-49.03%	0	2008
	14.540626	15.188223	4.45%	0	2007
	13.202420	14.540626	10.14%	0	2006
	11.133916	13.202420	18.58%	0	2005
	10.000000	11.133916	11.34%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.290861	8.314481	-37.44%	90	2008
	12.031718	13.290861	10.47%	75	2007
	11.297430	12.031718	6.50%	71	2006
	10.000000	11.297430	12.97%	71	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.405536	10.430812	0.24%	328	2008
	10.140106	10.405536	2.62%	286	2007
	9.908151	10.140106	2.34%	278	2006
	9.854158	9.908151	0.55%	112	2005
	9.975848	9.854158	-1.22%	88	2004
	10.116942	9.975848	-1.39%	17	2003
	10.196739	10.116942	-0.78%	0	2002
	10.034669	10.196739	1.62%	193	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.630759	9.286934	-12.64%	59	2008
	10.481073	10.630759	1.43%	75	2007
	10.196645	10.481073	2.79%	41	2006
	10.190202	10.196645	0.06%	41	2005
	10.000000	10.190202	1.90%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.105608	8.850357	-37.26%	0	2008
	17.133009	14.105608	-17.67%	0	2007
	13.424770	17.133009	27.62%	0	2006
	12.346755	13.424770	8.73%	0	2005
	10.000000	12.346755	23.47%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.539355	8.780538	-35.15%	660	2008
	11.098498	13.539355	21.99%	556	2007
	10.487250	11.098498	5.83%	595	2006
	9.117437	10.487250	15.02%	564	2005
	7.994819	9.117437	14.04%	521	2004
	6.246875	7.994819	27.98%	403	2003
	8.377507	6.246875	-25.43%	0	2002
	9.696083	8.377507	-13.60%	363	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.111521	8.419681	-40.33%	666	2008
	12.673334	14.111521	11.35%	504	2007
	12.296744	12.673334	3.06%	512	2006
	11.103670	12.296744	10.74%	474	2005
	9.903176	11.103670	12.12%	448	2004
	7.435249	9.903176	33.19%	336	2003
	9.691246	7.435249	-23.28%	0	2002
	10.075004	9.691246	-3.81%	964	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.329851	8.934512	-27.54%	0	2008
	13.111545	12.329851	-5.96%	0	2007
	11.438085	13.111545	14.63%	0	2006
	11.194411	11.438085	2.18%	0	2005
	10.000000	11.194411	11.94%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.988274	9.081991	-35.07%	916	2008
	13.995294	13.988274	-0.05%	832	2007
	12.205190	13.995294	14.67%	791	2006
	11.913919	12.205190	2.44%	786	2005
	10.587913	11.913919	12.52%	778	2004
	8.626571	10.587913	22.74%	468	2003
	10.072534	8.626571	-14.36%	0	2002
	10.000000	10.072534	0.73%	19,102	2001*

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.841603	16.618894	-27.24%	15,971	2008
	16.166397	22.841603	41.29%	16,814	2007
	13.722139	16.166397	17.81%	17,188	2006
	11.260676	13.722139	21.86%	17,728	2005
	10.136509	11.260676	11.09%	17,933	2004
	9.273900	10.136509	9.30%	29,358	2003
	9.157678	9.273900	1.27%	702	2002
	10.373881	9.157678	-11.72%	29,592	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.224378	10.243745	-22.54%	7,690	2008
	11.867001	13.224378	11.44%	2,289	2007
	10.882342	11.867001	9.05%	3,560	2006
	10.568239	10.882342	2.97%	3,453	2005
	9.894326	10.568239	6.81%	3,480	2004
	8.473330	9.894326	16.77%	3,561	2003
	9.435894	8.473330	-10.20%	0	2002
	10.232597	9.435894	-7.79%	20,838	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.632579	12.424894	-1.64%	4,670	2008
	12.193868	12.632579	3.60%	4,633	2007
	11.929452	12.193868	2.22%	2,907	2006
	11.972776	11.929452	-0.36%	2,624	2005
	11.754754	11.972776	1.85%	2,471	2004
	11.507021	11.754754	2.15%	2,282	2003
	10.768998	11.507021	6.85%	364	2002
	10.220393	10.768998	5.37%	10,066	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.084666	7.089267	-36.04%	10,354	2008
	9.915352	11.084666	11.79%	3,161	2007
	8.643698	9.915352	14.71%	3,145	2006
	8.086758	8.643698	6.89%	3,267	2005
	7.527257	8.086758	7.43%	10,010	2004
	6.546524	7.527257	14.98%	9,193	2003
	8.519930	6.546524	-23.16%	14,097	2002
	10.213080	8.519930	-16.58%	26,480	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Income - Q/NQ	15.618199	9.813509	-37.17%	0	2008
	13.648927	15.618199	14.43%	0	2007
	12.008565	13.648927	13.66%	0	2006
	10.834807	12.008565	10.83%	0	2005
	10.000000	10.834807	8.35%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.643292	7.203690	-47.20%	0	2008
	9.197778	13.643292	48.33%	0	2007
	10.000000	9.197778	-8.02%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.147056	7.990454	-62.21%	11,792	2008
	15.030923	21.147056	40.69%	11,791	2007
	12.214996	15.030923	23.05%	11,395	2006
	10.000000	12.214996	22.15%	11,052	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.101450	6.936353	-37.52%	19,721	2008
	9.000207	11.101450	20.51%	12,596	2007
	8.738546	9.000207	2.99%	12,525	2006
	8.012116	8.738546	9.07%	10,677	2005
	7.909852	8.012116	1.29%	20,855	2004
	6.555505	7.909852	20.66%	21,382	2003
	8.495416	6.555505	-22.83%	12,140	2002
	10.116055	8.495416	-16.02%	23,007	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.495047	11.111353	-23.34%	3,296	2008
	14.235236	14.495047	1.83%	3,445	2007
	13.166055	14.235236	8.12%	2,385	2006
	13.093921	13.166055	0.55%	2,397	2005
	12.155367	13.093921	7.72%	2,291	2004
	10.353516	12.155367	17.40%	2,544	2003
	10.777559	10.353516	-3.93%	592	2002
	10.068796	10.777559	7.04%	2,835	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.685246	7.762776	-43.28%	17,511	2008
	11.508158	13.685246	18.92%	17,833	2007
	9.700590	11.508158	18.63%	16,324	2006
	8.493683	9.700590	14.21%	16,261	2005
	7.598803	8.493683	11.78%	2,324	2004
	6.204963	7.598803	22.46%	1,504	2003
	7.732108	6.204963	-19.75%	2,622	2002
	10.141898	7.732108	-23.76%	6,723	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.708855	10.025164	-43.39%	0	2008
	16.438933	17.708855	7.73%	42	2007
	12.934241	16.438933	27.10%	42	2006
	11.866121	12.934241	9.00%	42	2005
	10.000000	11.866121	18.66%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.159934	7.723774	-49.05%	0	2008
	14.520976	15.159934	4.40%	0	2007
	13.191283	14.520976	10.08%	0	2006
	11.130159	13.191283	18.52%	0	2005
	10.000000	11.130159	11.30%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.273376	8.299300	-37.47%	0	2008
	12.022052	13.273376	10.41%	0	2007
	11.294094	12.022052	6.45%	0	2006
	10.000000	11.294094	12.94%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.368031	10.387921	0.19%	1,271	2008
	10.108739	10.368031	2.57%	546	2007
	9.882525	10.108739	2.29%	308	2006
	9.833672	9.882525	0.50%	63	2005
	9.960185	9.833672	-1.27%	381	2004
	10.106208	9.960185	-1.44%	380	2003
	10.191113	10.106208	-0.83%	0	2002
	10.034277	10.191113	1.56%	5,403	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.612282	9.266080	-12.69%	0	2008
	10.468224	10.612282	1.38%	0	2007
	10.189324	10.468224	2.74%	0	2006
	10.188062	10.189324	0.01%	0	2005
	10.000000	10.188062	1.88%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.081104	8.830457	-37.29%	0	2008
	17.112019	14.081104	-17.71%	51	2007
	13.415136	17.112019	27.56%	51	2006
	12.344170	13.415136	8.68%	51	2005
	10.000000	12.344170	23.44%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.490523	8.744408	-35.18%	17,136	2008
	11.064134	13.490523	21.93%	11,052	2007
	10.460091	11.064134	5.77%	10,769	2006
	9.098452	10.460091	14.97%	11,903	2005
	7.982235	9.098452	13.98%	6,096	2004
	6.240231	7.982235	27.92%	6,765	2003
	8.372876	6.240231	-25.47%	6,745	2002
	9.695705	8.372876	-13.64%	4,211	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.060636	8.385032	-40.37%	9,869	2008
	12.634121	14.060636	11.29%	3,842	2007
	12.264939	12.634121	3.01%	3,778	2006
	11.080591	12.264939	10.69%	3,761	2005
	9.887634	11.080591	12.07%	2,112	2004
	7.427351	9.887634	33.12%	2,137	2003
	9.685904	7.427351	-23.32%	2,660	2002
	10.074612	9.685904	-3.86%	13,645	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.306855	8.913285	-27.57%	0	2008
	13.093809	12.306855	-6.01%	47	2007
	11.428424	13.093809	14.57%	47	2006
	11.190639	11.428424	2.12%	47	2005
	10.000000	11.190639	11.91%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.940799	9.046551	-35.11%	14,591	2008
	13.954962	13.940799	-0.10%	8,999	2007
	12.176205	13.954962	14.61%	10,340	2006
	11.891670	12.176205	2.39%	10,460	2005
	10.573530	11.891670	12.47%	8,761	2004
	8.619231	10.573530	22.67%	7,867	2003
	10.069095	8.619231	-14.40%	3,448	2002
	10.000000	10.069095	0.69%	20,054	2001*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.759256	16.550524	-27.28%	5,892	2008
	16.116368	22.759256	41.22%	8,302	2007
	13.686622	16.116368	17.75%	11,791	2006
	11.237242	13.686622	21.80%	12,346	2005
	10.120578	11.237242	11.03%	12,544	2004
	9.264049	10.120578	9.25%	11,456	2003
	9.152626	9.264049	1.22%	0	2002
	10.373475	9.152626	-11.77%	385	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.176694	10.201596	-22.58%	2,986	2008
	11.830281	13.176694	11.38%	2,990	2007
	10.854195	11.830281	8.99%	3,930	2006
	10.546257	10.854195	2.92%	5,473	2005
	9.878786	10.546257	6.76%	5,752	2004
	8.464340	9.878786	16.71%	3,272	2003
	9.430687	8.464340	-10.25%	405	2002
	10.232199	9.430687	-7.83%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.587064	12.373821	-1.69%	7,074	2008
	12.156169	12.587064	3.54%	12,495	2007
	11.898625	12.156169	2.16%	6,178	2006
	11.947895	11.898625	-0.41%	5,014	2005
	11.736302	11.947895	1.80%	2,441	2004
	11.494819	11.736302	2.10%	6,639	2003
	10.763059	11.494819	6.80%	6,185	2002
	10.219992	10.763059	5.31%	875	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.044694	7.060092	-36.08%	17,588	2008
	9.884667	11.044694	11.74%	21,109	2007
	8.621331	9.884667	14.65%	25,659	2006
	8.069940	8.621331	6.83%	25,266	2005
	7.515429	8.069940	7.38%	28,701	2004
	6.539562	7.515429	14.92%	26,644	2003
	8.515224	6.539562	-23.20%	27,015	2002
	10.212685	8.515224	-16.62%	19,933	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.589064	9.790193	-37.20%	660	2008
	13.630453	15.589064	14.37%	2,484	2007
	11.998403	13.630453	13.60%	2,507	2006
	10.831149	11.998403	10.78%	1,851	2005
	10.000000	10.831149	8.31%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.631668	7.193872	-47.23%	0	2008
	9.194660	13.631668	48.26%	1,149	2007
	10.000000	9.194660	-8.05%	536	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.119212	7.975845	-62.23%	6,754	2008
	15.018837	21.119212	40.62%	3,313	2007
	12.211385	15.018837	22.99%	3,757	2006
	10.000000	12.211385	22.11%	1,121	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.061430	6.907811	-37.55%	20,278	2008
	8.972360	11.061430	20.45%	21,563	2007
	8.715943	8.972360	2.94%	26,877	2006
	7.995459	8.715943	9.01%	51,311	2005
	7.897438	7.995459	1.24%	62,522	2004
	6.548549	7.897438	20.60%	67,985	2003
	8.490728	6.548549	-22.87%	30,012	2002
	10.115662	8.490728	-16.06%	7,966	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.442807	11.065657	-23.38%	803	2008
	14.191214	14.442807	1.77%	839	2007
	13.132019	14.191214	8.07%	1,927	2006
	13.066712	13.132019	0.50%	1,890	2005
	12.136294	13.066712	7.67%	2,760	2004
	10.342540	12.136294	17.34%	858	2003
	10.771613	10.342540	-3.98%	4,818	2002
	10.068404	10.771613	6.98%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.635949	7.730852	-43.31%	12,385	2008
	11.472577	13.635949	18.86%	16,011	2007
	9.675507	11.472577	18.57%	17,525	2006
	8.476018	9.675507	14.15%	15,634	2005
	7.586861	8.476018	11.72%	17,511	2004
	6.198374	7.586861	22.40%	17,191	2003
	7.727839	6.198374	-19.79%	12,863	2002
	10.141502	7.727839	-23.80%	1,249	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.675803	10.001337	-43.42%	1,836	2008
	16.416662	17.675803	7.67%	2,388	2007
	12.923293	16.416662	27.03%	2,610	2006
	11.862117	12.923293	8.95%	416	2005
	10.000000	11.862117	18.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.131664	7.705426	-49.08%	372	2008
	14.501329	15.131664	4.35%	576	2007
	13.180126	14.501329	10.02%	1,507	2006
	11.126400	13.180126	18.46%	336	2005
	10.000000	11.126400	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.255882	8.284119	-37.51%	1,131	2008
	12.012373	13.255882	10.35%	1,092	2007
	11.290750	12.012373	6.39%	1,099	2006
	10.000000	11.290750	12.91%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.330650	10.345189	0.14%	30,685	2008
	10.077459	10.330650	2.51%	18,521	2007
	9.856957	10.077459	2.24%	13,876	2006
	9.813219	9.856957	0.45%	7,166	2005
	9.944540	9.813219	-1.32%	7,953	2004
	10.095481	9.944540	-1.50%	4,541	2003
	10.185490	10.095481	-0.88%	0	2002
	10.033886	10.185490	1.51%	1,200	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.593846	9.245258	-12.73%	0	2008
	10.455389	10.593846	1.32%	0	2007
	10.182003	10.455389	2.68%	0	2006
	10.185920	10.182003	-0.04%	0	2005
	10.000000	10.185920	1.86%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.056628	8.810591	-37.32%	1,370	2008
	17.091041	14.056628	-17.75%	1,370	2007
	13.405496	17.091041	27.49%	2,923	2006
	12.341572	13.405496	8.62%	2,169	2005
	10.000000	12.341572	23.42%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.441886	8.708424	-35.21%	2,653	2008
	11.029907	13.441886	21.87%	3,851	2007
	10.433043	11.029907	5.72%	3,931	2006
	9.079546	10.433043	14.91%	3,981	2005
	7.969711	9.079546	13.93%	6,251	2004
	6.233605	7.969711	27.85%	6,429	2003
	8.368253	6.233605	-25.51%	2,548	2002
	9.695327	8.368253	-13.69%	4,460	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.009942	8.350527	-40.40%	3,711	2008
	12.595025	14.009942	11.23%	4,788	2007
	12.233210	12.595025	2.96%	8,887	2006
	11.057533	12.233210	10.63%	12,952	2005
	9.872084	11.057533	12.01%	15,990	2004
	7.419447	9.872084	33.06%	14,226	2003
	9.680539	7.419447	-23.36%	25,413	2002
	10.074217	9.680539	-3.91%	6,433	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.283895	8.892106	-27.61%	615	2008
	13.076083	12.283895	-6.06%	629	2007
	11.418756	13.076083	14.51%	1,085	2006
	11.186860	11.418756	2.07%	1,085	2005
	10.000000	11.186860	11.87%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.893468	9.011226	-35.14%	7,648	2008
	13.914722	13.893468	-0.15%	9,448	2007
	12.147270	13.914722	14.55%	12,844	2006
	11.869450	12.147270	2.34%	19,887	2005
	10.559154	11.869450	12.41%	18,453	2004
	8.611900	10.559154	22.61%	17,347	2003
	10.065668	8.611900	-14.44%	2,838	2002
	10.000000	10.065668	0.66%	2,850	2001*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.239986	16.164648	-27.32%	1,049	2008
	15.756727	22.239986	41.15%	1,065	2007
	13.388012	15.756727	17.69%	1,088	2006
	10.997662	13.388012	21.74%	1,188	2005
	9.909859	10.997662	10.98%	1,267	2004
	9.075787	9.909859	9.19%	0	2003
	8.971203	9.075787	1.17%	0	2002
	10.000000	8.971203	-10.29%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.929457	10.005070	-22.62%	1,030	2008
	11.614262	12.929457	11.32%	1,022	2007
	10.661418	11.614262	8.94%	996	2006
	10.364227	10.661418	2.87%	962	2005
	9.713231	10.364227	6.70%	911	2004
	8.326724	9.713231	16.65%	0	2003
	9.282101	8.326724	-10.29%	0	2002
	10.000000	9.282101	-7.18%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.168322	11.956069	-1.74%	499	2008
	11.757796	12.168322	3.49%	754	2007
	11.514546	11.757796	2.11%	23	2006
	11.568122	11.514546	-0.46%	0	2005
	11.369059	11.568122	1.75%	0	2004
	11.140818	11.369059	2.05%	0	2003
	10.436920	11.140818	6.74%	65	2002
	10.000000	10.436920	4.37%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.049706	7.059685	-36.11%	2,387	2008
	9.894224	11.049706	11.68%	2,266	2007
	8.634048	9.894224	14.60%	2,310	2006
	8.085953	8.634048	6.78%	2,245	2005
	7.534177	8.085953	7.32%	2,256	2004
	6.559208	7.534177	14.86%	225	2003
	8.545186	6.559208	-23.24%	326	2002
	10.000000	8.545186	-14.55%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.559979	9.766932	-37.23%	0	2008
	13.611999	15.559979	14.31%	0	2007
	11.988253	13.611999	13.54%	0	2006
	10.827497	11.988253	10.72%	0	2005
	10.000000	10.827497	8.27%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.620070	7.184075	-47.25%	356	2008
	9.191539	13.620070	48.18%	0	2007
	10.000000	9.191539	-8.08%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.091432	7.961269	-62.25%	66	2008
	15.006771	21.091432	40.55%	0	2007
	12.207781	15.006771	22.93%	0	2006
	10.000000	12.207781	22.08%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.311666	7.060473	-37.58%	2,741	2008
	9.180041	11.311666	20.39%	2,659	2007
	8.922227	9.180041	2.89%	2,713	2006
	8.188851	8.922227	8.96%	2,717	2005
	8.092590	8.188851	1.19%	2,754	2004
	6.713791	8.092791	20.54%	507	2003
	8.709436	6.713791	-22.91%	387	2002
	10.000000	8.709436	-12.91%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.282231	10.937050	-23.42%	74	2008
	14.040633	14.282231	1.72%	0	2007
	12.999290	14.040633	8.01%	0	2006
	12.941237	12.999290	0.45%	0	2005
	12.025889	12.941237	7.61%	0	2004
	10.253691	12.025889	17.28%	0	2003
	10.684536	10.253691	-4.03%	54	2002
	10.000000	10.684536	6.85%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.446206	7.619380	-43.33%	239	2008
	11.318744	13.446206	18.80%	226	2007
	9.550633	11.318744	18.51%	265	2006
	8.370885	9.550633	14.09%	263	2005
	7.496595	8.370885	11.66%	245	2004
	6.127756	7.496595	22.34%	227	2003
	7.643699	6.127756	-19.83%	173	2002
	10.000000	7.643699	-23.56%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.642836	9.977578	-43.45%	0	2008
	16.394445	17.642836	7.61%	0	2007
	12.912365	16.394445	26.97%	0	2006
	11.858115	12.912365	8.89%	0	2005
	10.000000	11.858115	18.58%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.103410	7.687102	-49.10%	0	2008
	14.481690	15.103410	4.29%	0	2007
	13.168987	14.481690	9.97%	0	2006
	11.122649	13.168987	18.40%	0	2005
	10.000000	11.122649	11.23%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.238439	8.268987	-37.54%	46	2008
	12.002708	13.238439	10.30%	0	2007
	11.287407	12.002708	6.34%	0	2006
	10.000000	11.287407	12.87%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.259016	10.268213	0.09%	496	2008
	10.012718	10.259016	2.46%	303	2007
	9.798619	10.012718	2.18%	268	2006
	9.760106	9.798619	0.39%	131	2005
	9.895766	9.760106	-1.37%	120	2004
	10.051095	9.895766	-1.55%	54	2003
	10.145885	10.051095	-0.93%	0	2002
	10.000000	10.145885	1.46%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.575394	9.224446	-12.77%	48	2008
	10.442540	10.575394	1.27%	0	2007
	10.174671	10.442540	2.63%	0	2006
	10.183774	10.174671	-0.09%	0	2005
	10.000000	10.183774	1.84%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.032196	8.790769	-37.35%	61	2008
	17.070097	14.032196	-17.80%	0	2007
	13.395878	17.070097	27.43%	0	2006
	12.338984	13.395878	8.57%	0	2005
	10.000000	12.338984	23.39%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.568950	9.433780	-35.25%	32	2008
	11.960861	14.568950	21.81%	372	2007
	11.319381	11.960861	5.67%	372	2006
	9.855903	11.319381	14.85%	372	2005
	8.655589	9.855903	13.87%	372	2004
	6.773527	8.655589	27.79%	372	2003
	9.097725	6.773527	-25.55%	372	2002
	10.000000	9.097725	-9.02%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.495671	8.635621	-40.43%	67	2008
	13.038383	14.495671	11.18%	0	2007
	12.670275	13.038383	2.91%	34	2006
	11.458418	12.670275	10.58%	105	2005
	10.235218	11.458418	11.95%	131	2004
	7.696288	10.235218	32.99%	105	2003
	10.046885	7.696288	-23.40%	323	2002
	10.000000	10.046885	0.47%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.260965	8.870974	-27.65%	0	2008
	13.058386	12.260965	-6.11%	0	2007
	11.409106	13.058386	14.46%	0	2006
	11.183090	11.409106	2.02%	0	2005
	10.000000	11.183090	11.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.846284	8.976031	-35.17%	1,424	2008
	13.874575	13.846284	-0.20%	1,280	2007
	12.118387	13.874575	14.49%	1,251	2006
	11.847252	12.118387	2.29%	1,284	2005
	10.544788	11.847252	12.35%	1,239	2004
	8.604570	10.544788	22.55%	74	2003
	10.062235	8.604570	-14.49%	0	2002
	10.000000	10.062235	0.62%	0	2001*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.160772	16.098843	-27.35%	199	2008
	15.708650	22.160772	41.07%	2,770	2007
	13.353960	15.708650	17.63%	3,320	2006
	10.975263	13.353960	21.67%	3,906	2005
	9.894719	10.975263	10.92%	165	2004
	9.066542	9.894719	9.13%	167	2003
	8.966650	9.066542	1.11%	153	2002
	10.000000	8.966650	-10.33%	173	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.883390	9.964324	-22.66%	590	2008
	11.578813	12.883390	11.27%	3,990	2007
	10.634291	11.578813	8.88%	4,761	2006
	10.343122	10.634291	2.82%	5,609	2005
	9.698398	10.343122	6.65%	113	2004
	8.318250	9.698398	16.59%	112	2003
	9.277394	8.318250	-10.34%	109	2002
	10.000000	9.277394	-7.23%	114	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.124971	11.907398	-1.79%	212	2008
	11.721914	12.124971	3.44%	0	2007
	11.485252	11.721914	2.06%	0	2006
	11.544565	11.485252	-0.51%	0	2005
	11.351701	11.544565	1.70%	0	2004
	11.129494	11.351701	2.00%	1,386	2003
	10.431636	11.129494	6.69%	1,561	2002
	10.000000	10.431636	4.32%	1,734	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.010281	7.030900	-36.14%	359	2008
	9.863983	11.010281	11.62%	362	2007
	8.612053	9.863983	14.54%	350	2006
	8.069468	8.612053	6.72%	359	2005
	7.522668	8.069468	7.27%	219	2004
	6.552540	7.522668	14.81%	3,626	2003
	8.540852	6.552540	-23.28%	4,944	2002
	10.000000	8.540852	-14.59%	4,448	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.530906	9.743692	-37.26%	0	2008
	13.593544	15.530906	14.25%	0	2007
	11.978105	13.593544	13.49%	0	2006
	10.823841	11.978105	10.66%	0	2005
	10.000000	10.823841	8.24%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.608472	7.174281	-47.28%	1,303	2008
	9.188434	13.608472	48.10%	0	2007
	10.000000	9.188434	-8.12%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.063604	7.946685	-62.27%	0	2008
	14.994670	21.063604	40.47%	0	2007
	12.204153	14.994670	22.87%	0	2006
	10.000000	12.204153	22.04%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.271309	7.031691	-37.61%	0	2008
	9.151983	11.271309	20.33%	355	2007
	8.899488	9.151983	2.84%	365	2006
	8.172144	8.899488	8.90%	348	2005
	8.080206	8.172144	1.14%	215	2004
	6.706945	8.080206	20.48%	8,486	2003
	8.705008	6.706945	-22.95%	10,404	2002
	10.000000	8.705008	-12.95%	10,557	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.231341	10.892508	-23.46%	0	2008
	13.997785	14.231341	1.67%	2,269	2007
	12.966218	13.997785	7.96%	2,735	2006
	12.914883	12.966218	0.40%	3,244	2005
	12.007521	12.914883	7.56%	0	2004
	10.243252	12.007521	17.22%	1,363	2003
	10.679110	10.243252	-4.08%	1,535	2002
	10.000000	10.679110	6.79%	1,705	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.398316	7.588360	-43.36%	0	2008
	11.284213	13.398316	18.74%	0	2007
	9.526346	11.284213	18.45%	0	2006
	8.353843	9.526346	14.04%	0	2005
	7.485155	8.353843	11.61%	0	2004
	6.121511	7.485155	22.82%	0	2003
	7.639805	6.121511	-19.87%	987	2002
	10.000000	7.639805	-23.60%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.609880	9.953845	-43.48%	0	2008
	16.372228	17.609880	7.56%	0	2007
	12.901431	16.372228	26.90%	0	2006
	11.854114	12.901431	8.84%	0	2005
	10.000000	11.854114	18.54%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.075197	7.668813	-49.13%	0	2008
	14.462051	15.075197	4.24%	0	2007
	13.157827	14.462051	9.91%	0	2006
	11.118885	13.157827	18.34%	0	2005
	10.000000	11.118885	11.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.220982	8.253863	-37.57%	0	2008
	11.993039	13.220982	10.24%	0	2007
	11.284062	11.993039	6.28%	0	2006
	10.000000	11.284062	12.84%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.222389	10.226329	0.04%	0	2008
	9.982094	10.222389	2.41%	0	2007
	9.773626	9.982094	2.13%	0	2006
	9.740170	9.773626	0.34%	0	2005
	9.880595	9.740170	-1.42%	0	2004
	10.040810	9.880595	-1.60%	0	2003
	10.140679	10.040810	-0.98%	3,177	2002
	10.000000	10.140679	1.41%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.556996	9.203694	-12.82%	0	2008
	10.429726	10.556996	1.22%	0	2007
	10.167364	10.429726	2.58%	0	2006
	10.181633	10.167364	-0.14%	0	2005
	10.000000	10.181633	1.82%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.007759	8.770955	-37.39%	0	2008
	17.049128	14.007759	-17.84%	0	2007
	13.386225	17.049128	27.36%	0	2006
	12.336379	13.386225	8.51%	0	2005
	10.000000	12.336379	23.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.517038	9.395349	-35.28%	0	2008
	11.924352	14.517038	21.74%	184	2007
	11.290569	11.924352	5.61%	188	2006
	9.835820	11.290569	14.79%	186	2005
	8.642359	9.835820	13.81%	124	2004
	6.766628	8.642359	27.72%	1,730	2003
	9.093108	6.766628	-25.59%	2,832	2002
	10.000000	9.093108	-9.07%	2,134	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.444042	8.600457	-40.46%	0	2008
	12.998619	14.444042	11.12%	1,737	2007
	12.638067	12.998619	2.85%	1,732	2006
	11.435099	12.638067	10.52%	1,721	2005
	10.219595	11.435099	11.89%	1,638	2004
	7.688456	10.219595	32.92%	1,633	2003
	10.041791	7.688456	-23.44%	561	2002
	10.000000	10.041791	0.42%	172	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.238052	8.849869	-27.69%	0	2008
	13.040676	12.238052	-6.15%	0	2007
	11.399437	13.040676	14.40%	0	2006
	11.179313	11.399437	1.97%	0	2005
	10.000000	11.179313	11.79%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.799211	8.940936	-35.21%	368	2008
	13.834503	13.799211	-0.26%	364	2007
	12.089533	13.834503	14.43%	333	2006
	11.825053	12.089533	2.24%	336	2005
	10.530396	11.825053	12.29%	200	2004
	8.597219	10.530396	22.49%	212	2003
	10.058797	8.597219	-14.53%	561	2002
	10.000000	10.058797	0.59%	215	2001*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.081740	16.033229	-27.39%	381	2008
	15.660662	22.081740	41.00%	1,087	2007
	13.319946	15.660662	17.57%	1,190	2006
	10.952890	13.319946	21.61%	1,190	2005
	9.879592	10.952890	10.86%	1,190	2004
	9.057319	9.879592	9.08%	1,190	2003
	8.962094	9.057319	1.06%	0	2002
	10.000000	8.962094	-10.38%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.837430	9.923700	-22.70%	483	2008
	11.543436	12.837430	11.21%	837	2007
	10.607198	11.543436	8.83%	1,121	2006
	10.322027	10.607198	2.76%	1,121	2005
	9.683565	10.322027	6.59%	1,121	2004
	8.309777	9.683565	16.53%	1,121	2003
	9.272682	8.309777	-10.38%	523	2002
	10.000000	9.272682	-7.27%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.081731	11.858870	-1.84%	1,884	2008
	11.686107	12.081731	3.39%	2,172	2007
	11.456015	11.686107	2.01%	0	2006
	11.521047	11.456015	-0.56%	0	2005
	11.334364	11.521047	1.65%	0	2004
	11.118168	11.334364	1.94%	0	2003
	10.426344	11.118168	6.64%	0	2002
	10.000000	10.426344	4.26%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	10.970993	7.002225	-36.18%	0	2008
	9.833835	10.970993	11.56%	0	2007
	8.590103	9.833835	14.48%	0	2006
	8.052998	8.590103	6.67%	0	2005
	7.511147	8.052998	7.21%	0	2004
	6.545848	7.511147	14.75%	0	2003
	8.536500	6.545848	-23.32%	0	2002
	10.000000	8.536500	-14.64%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.501918	9.720526	-37.29%	0	2008
	13.575133	15.501918	14.19%	0	2007
	11.967967	13.575133	13.43%	0	2006
	10.820186	11.967967	10.61%	0	2005
	10.000000	10.820186	8.20%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.596868	7.164489	-47.31%	0	2008
	9.185307	13.596868	48.03%	0	2007
	10.000000	9.185307	-8.15%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.035867	7.932150	-62.29%	0	2008
	14.982613	21.035867	40.40%	0	2007
	12.200545	14.982613	22.80%	0	2006
	10.000000	12.200545	22.01%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.231111	7.003025	-37.65%	2,008	2008
	9.124030	11.231111	20.26%	2,849	2007
	8.876824	9.124030	2.78%	4,042	2006
	8.155484	8.876824	8.84%	4,041	2005
	8.067852	8.155484	1.09%	4,041	2004
	6.700105	8.067852	20.41%	2,977	2003
	8.700581	6.700105	-22.99%	1,559	2002
	10.000000	8.700581	-12.99%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.180596	10.848118	-23.50%	0	2008
	13.955046	14.180596	1.62%	0	2007
	12.933212	13.955046	7.90%	0	2006
	12.888569	12.933212	0.35%	0	2005
	11.989185	12.888569	7.50%	0	2004
	10.232830	11.989185	17.16%	0	2003
	10.673695	10.232830	-4.13%	0	2002
	10.000000	10.673695	6.74%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.350497	7.557410	-43.39%	0	2008
	11.249716	13.350497	18.67%	0	2007
	9.502059	11.249716	18.39%	0	2006
	8.336790	9.502059	13.98%	0	2005
	7.473680	8.336790	11.55%	0	2004
	6.115254	7.473680	22.21%	0	2003
	7.635914	6.115254	-19.91%	0	2002
	10.000000	7.635914	-23.64%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.577011	9.930173	-43.50%	0	2008
	16.350056	17.577011	7.50%	0	2007
	12.890526	16.350056	26.84%	0	2006
	11.850122	12.890526	8.78%	0	2005
	10.000000	11.850122	18.50%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.047042	7.650569	-49.16%	0	2008
	14.442463	15.047042	4.19%	0	2007
	13.146707	14.442463	9.86%	0	2006
	11.115135	13.146707	18.28%	0	2005
	10.000000	11.115135	11.15%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.203551	8.238758	-37.60%	0	2008
	11.983386	13.203551	10.18%	0	2007
	11.280719	11.983386	6.23%	0	2006
	10.000000	11.280719	12.81%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.185868	10.184592	-0.01%	0	2008
	9.951542	10.185868	2.35%	0	2007
	9.748675	9.951542	2.08%	0	2006
	9.720256	9.748675	0.29%	0	2005
	9.865434	9.720256	-1.47%	0	2004
	10.030528	9.865434	-1.65%	0	2003
	10.135471	10.030528	-1.04%	0	2002
	10.000000	10.135471	1.35%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.538611	9.182969	-12.86%	0	2008
	10.416905	10.538611	1.17%	0	2007
	10.160037	10.416905	2.53%	0	2006
	10.179485	10.160037	-0.19%	0	2005
	10.000000	10.179485	1.79%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.983362	8.751182	-37.42%	0	2008
	17.028180	13.983362	-17.88%	0	2007
	13.376591	17.028180	27.30%	0	2006
	12.333788	13.376591	8.45%	0	2005
	10.000000	12.333788	23.34%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.465255	9.357046	-35.31%	185	2008
	11.887919	14.465255	21.68%	185	2007
	11.261821	11.887919	5.56%	321	2006
	9.815778	11.261821	14.73%	321	2005
	8.629150	9.815778	13.75%	321	2004
	6.759731	8.629150	27.66%	321	2003
	9.088482	6.759731	-25.62%	321	2002
	10.000000	9.088482	-9.12%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.392441	8.565351	-40.49%	0	2008
	12.958836	14.392441	11.06%	0	2007
	12.605820	12.958836	2.80%	0	2006
	11.411743	12.605820	10.46%	0	2005
	10.203937	11.411743	11.84%	0	2004
	7.680597	10.203937	32.85%	0	2003
	10.036663	7.680597	-23.47%	0	2002
	10.000000	10.036663	0.37%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.215195	8.828821	-27.72%	0	2008
	13.023010	12.215195	-6.20%	0	2007
	11.389795	13.023010	14.34%	0	2006
	11.175542	11.389795	1.92%	0	2005
	10.000000	11.175542	11.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.752294	8.905969	-35.24%	278	2008
	13.794558	13.752294	-0.31%	278	2007
	12.060767	13.794558	14.38%	514	2006
	11.802925	12.060767	2.18%	514	2005
	10.516058	11.802925	12.24%	514	2004
	8.589893	10.516058	22.42%	514	2003
	10.055359	8.589893	-14.57%	514	2002
	10.000000	10.055359	0.55%	0	2001*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.002934	15.967834	-27.43%	0	2008
	15.612789	22.002934	40.93%	0	2007
	13.286000	15.612789	17.51%	0	2006
	10.930538	13.286000	21.55%	0	2005
	9.864470	10.930538	10.81%	0	2004
	9.048072	9.864470	9.02%	0	2003
	8.957533	9.048072	1.01%	0	2002
	10.000000	8.957533	-10.42%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.791618	9.883221	-22.74%	0	2008
	11.508151	12.791618	11.15%	0	2007
	10.580171	11.508151	8.77%	0	2006
	10.300973	10.580171	2.71%	0	2005
	9.668753	10.300973	6.54%	0	2004
	8.301299	9.668753	16.47%	0	2003
	9.267955	8.301299	-10.43%	0	2002
	10.000000	9.267955	-7.32%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.038620	11.810514	-1.89%	0	2008
	11.650402	12.038620	3.33%	0	2007
	11.426831	11.650402	1.96%	0	2006
	11.497555	11.426831	-0.62%	0	2005
	11.317033	11.497555	1.60%	0	2004
	11.106842	11.317033	1.89%	0	2003
	10.421050	11.106842	6.58%	0	2002
	10.000000	10.421050	4.21%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	10.931837	6.973655	-36.21%	0	2008
	9.803766	10.931837	11.51%	0	2007
	8.568200	9.803766	14.42%	0	2006
	8.036563	8.568200	6.62%	0	2005
	7.499654	8.036563	7.16%	0	2004
	6.539161	7.499654	14.69%	0	2003
	8.532148	6.539161	-23.36%	0	2002
	10.000000	8.532148	-14.68%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.472951	9.697398	-37.33%	0	2008
	13.556730	15.472951	14.13%	0	2007
	11.957829	13.556730	13.37%	0	2006
	10.816533	11.957829	10.55%	0	2005
	10.000000	10.816533	8.17%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.585267	7.154709	-47.33%	0	2008
	9.182194	13.585267	47.95%	0	2007
	10.000000	9.182194	-8.18%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.008111	7.917616	-62.31%	0	2008
	14.970532	21.008111	40.33%	0	2007
	12.196923	14.970532	22.74%	0	2006
	10.000000	12.196923	21.97%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.191020	6.974455	-37.68%	0	2008
	9.096135	11.191020	20.20%	0	2007
	8.854195	9.096135	2.73%	0	2006
	8.138841	8.854195	8.79%	0	2005
	8.055495	8.138841	1.03%	0	2004
	6.693257	8.055495	20.35%	0	2003
	8.696147	6.693257	-23.03%	0	2002
	10.000000	8.696147	-13.04%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.130020	10.803903	-23.54%	0	2008
	13.912411	14.130020	1.56%	0	2007
	12.900268	13.912411	7.85%	0	2006
	12.862297	12.900268	0.30%	0	2005
	11.970860	12.862297	7.45%	0	2004
	10.222407	11.970860	17.10%	0	2003
	10.668272	10.222407	-4.18%	0	2002
	10.000000	10.668272	6.68%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.302870	7.526588	-43.42%	0	2008
	11.215336	13.302870	18.61%	0	2007
	9.477850	11.215336	18.33%	0	2006
	8.319789	9.477850	13.92%	0	2005
	7.462248	8.319789	11.49%	0	2004
	6.109028	7.462248	22.15%	0	2003
	7.632035	6.109028	-19.96%	0	2002
	10.000000	7.632035	-23.68%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.544144	9.906529	-43.53%	0	2008
	16.327873	17.544144	7.45%	0	2007
	12.879595	16.327873	26.77%	0	2006
	11.846114	12.879595	8.72%	0	2005
	10.000000	11.846114	18.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.018916	7.632350	-49.18%	0	2008
	14.422872	15.018916	4.13%	0	2007
	13.135573	14.422872	9.80%	0	2006
	11.111379	13.135573	18.22%	0	2005
	10.000000	11.111379	11.11%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.186138	8.223675	-37.63%	0	2008
	11.973730	13.186138	10.13%	0	2007
	11.277380	11.973730	6.17%	0	2006
	10.000000	11.277380	12.77%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.149464	10.143004	-0.06%	0	2008
	9.921071	10.149464	2.30%	0	2007
	9.723781	9.921071	2.03%	0	2006
	9.700377	9.723781	0.24%	0	2005
	9.850291	9.700377	-1.52%	0	2004
	10.020251	9.850291	-1.70%	0	2003
	10.130263	10.020251	-1.09%	0	2002
	10.000000	10.130263	1.30%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.520254	9.162299	-12.91%	0	2008
	10.404112	10.520254	1.12%	0	2007
	10.152722	10.404112	2.48%	0	2006
	10.177344	10.152722	-0.24%	0	2005
	10.000000	10.177344	1.77%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.959007	8.731455	-37.45%	0	2008
	17.007266	13.959007	-17.92%	0	2007
	13.366966	17.007266	27.23%	0	2006
	12.331194	13.366966	8.40%	0	2005
	10.000000	12.331194	23.31%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.413617	9.318862	-35.35%	0	2008
	11.851572	14.413617	21.62%	0	2007
	11.233117	11.851572	5.51%	0	2006
	9.795741	11.233117	14.67%	0	2005
	8.615945	9.795741	13.69%	0	2004
	6.752838	8.615945	27.59%	0	2003
	9.083866	6.752838	-25.66%	0	2002
	10.000000	9.083866	-9.16%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.341119	8.530424	-40.52%	0	2008
	12.919262	14.341119	11.01%	0	2007
	12.573734	12.919262	2.75%	0	2006
	11.388486	12.573734	10.41%	0	2005
	10.188353	11.388486	11.78%	0	2004
	7.672772	10.188353	32.79%	0	2003
	10.031563	7.672772	-23.51%	0	2002
	10.000000	10.031563	0.32%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.192367	8.807794	-27.76%	0	2008
	13.005350	12.192367	-6.25%	0	2007
	11.380145	13.005350	14.28%	0	2006
	11.171767	11.380145	1.87%	0	2005
	10.000000	11.171767	11.72%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.705510	8.871129	-35.27%	0	2008
	13.754694	13.705510	-0.36%	0	2007
	12.032050	13.754694	14.32%	0	2006
	11.780831	12.032050	2.13%	0	2005
	10.501737	11.780831	12.18%	0	2004
	8.582571	10.501737	22.36%	0	2003
	10.051922	8.582571	-14.62%	0	2002
	10.000000	10.051922	0.52%	0	2001*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.924472	15.902747	-27.47%	423	2008
	15.565097	21.924472	40.86%	423	2007
	13.252167	15.565097	17.45%	539	2006
	10.908251	13.252167	21.49%	86	2005
	9.849383	10.908251	10.75%	86	2004
	9.038856	9.849383	8.97%	86	2003
	8.952983	9.038856	0.96%	86	2002
	10.000000	8.952983	-10.47%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.745958	9.842905	-22.78%	90	2008
	11.472962	12.745958	11.10%	90	2007
	10.553197	11.472962	8.72%	90	2006
	10.279954	10.553197	2.66%	90	2005
	9.653959	10.279954	6.48%	90	2004
	8.292840	9.653959	16.41%	90	2003
	9.263248	8.292840	-10.48%	90	2002
	10.000000	9.263248	-7.37%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.995652	11.762345	-1.94%	2,294	2008
	11.614773	11.995652	3.28%	10,660	2007
	11.397690	11.614773	1.90%	2,063	2006
	11.474080	11.397690	-0.67%	979	2005
	11.299700	11.474080	1.54%	213	2004
	11.095505	11.299700	1.84%	203	2003
	10.415736	11.095505	6.53%	4,703	2002
	10.000000	10.415736	4.16%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	10.892807	6.945201	-36.24%	19,320	2008
	9.773794	10.892807	11.45%	19,004	2007
	8.546354	9.773794	14.36%	21,122	2006
	8.020160	8.546354	6.56%	17,637	2005
	7.488180	8.020160	7.10%	17,407	2004
	6.532496	7.488180	14.63%	16,826	2003
	8.527815	6.532496	-23.40%	20,720	2002
	10.000000	8.527815	-14.72%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.444003	9.674294	-37.36%	0	2008
	13.538336	15.444003	14.08%	0	2007
	11.947707	13.538336	13.31%	0	2006
	10.812880	11.947707	10.50%	0	2005
	10.000000	10.812880	8.13%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.573682	7.144943	-47.36%	7	2008
	9.179075	13.573682	47.88%	7	2007
	10.000000	9.179075	-8.21%	311	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.980380	7.903105	-62.33%	581	2008
	14.958457	20.980380	40.26%	581	2007
	12.193311	14.958457	22.68%	764	2006
	10.000000	12.193311	21.93%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.151049	6.945978	-37.71%	18,028	2008
	9.068310	11.151049	20.14%	18,403	2007
	8.831633	9.068310	2.68%	19,626	2006
	8.122235	8.831633	8.73%	25,445	2005
	8.043172	8.122235	0.98%	27,184	2004
	6.686430	8.043172	20.29%	31,195	2003
	8.691720	6.686430	-23.07%	22,125	2002
	10.000000	8.691720	-13.08%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	14.079527	10.759778	-23.58%	25	2008
	13.869833	14.079527	1.51%	25	2007
	12.867347	13.869833	7.79%	180	2006
	12.836018	12.867347	0.24%	172	2005
	11.952511	12.836018	7.39%	178	2004
	10.211971	11.952511	17.04%	183	2003
	10.662840	10.211971	-4.23%	3,620	2002
	10.000000	10.662840	6.63%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.255345	7.495857	-43.45%	14,764	2008
	11.181017	13.255345	18.55%	19,265	2007
	9.453670	11.181017	18.27%	16,309	2006
	8.302797	9.453670	13.86%	15,223	2005
	7.450824	8.302797	11.43%	14,272	2004
	6.102781	7.450824	22.09%	13,837	2003
	7.628143	6.102781	-20.00%	9,922	2002
	10.000000	7.628143	-23.72%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.511347	9.882945	-43.56%	0	2008
	16.305735	17.511347	7.39%	0	2007
	12.868688	16.305735	26.71%	0	2006
	11.842113	12.868688	8.67%	0	2005
	10.000000	11.842113	18.42%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.990829	7.614173	-49.21%	0	2008
	14.403307	14.990829	4.08%	0	2007
	13.124444	14.403307	9.74%	0	2006
	11.107618	13.124444	18.16%	0	2005
	10.000000	11.107618	11.08%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.168736	8.208610	-37.67%	0	2008
	11.964068	13.168736	10.07%	0	2007
	11.274032	11.964068	6.12%	0	2006
	10.000000	11.274032	12.74%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.113169	10.101565	-0.11%	30,271	2008
	9.890679	10.113169	2.25%	19,466	2007
	9.698937	9.890679	1.98%	16,157	2006
	9.680528	9.698937	0.19%	7,803	2005
	9.835163	9.680528	-1.57%	6,821	2004
	10.009978	9.835163	-1.75%	3,320	2003
	10.125055	10.009978	-1.14%	0	2002
	10.000000	10.125055	1.25%	0	2001*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.501920	9.141639	-12.95%	0	2008
	10.391313	10.501920	1.06%	0	2007
	10.145414	10.391313	2.42%	0	2006
	10.175200	10.145414	-0.29%	0	2005
	10.000000	10.175200	1.75%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.934686	8.711765	-37.48%	333	2008
	16.986373	13.934686	-17.97%	333	2007
	13.357344	16.986373	27.17%	450	2006
	12.328599	13.357344	8.34%	0	2005
	10.000000	12.328599	23.29%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.362156	9.280837	-35.38%	235	2008
	11.815336	14.362156	21.56%	246	2007
	11.204475	11.815336	5.45%	241	2006
	9.775745	11.204475	14.62%	408	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.289842	8.495564	-40.55%	2,760	2008
	12.879691	14.289842	10.95%	2,444	2007
	12.541624	12.879691	2.70%	2,523	2006
	11.365204	12.541624	10.35%	6,411	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.169557	8.786817	-27.80%	0	2008
	12.987705	12.169557	-6.30%	0	2007
	11.370508	12.987705	14.22%	0	2006
	11.167986	11.370508	1.81%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.658861	8.836404	-35.31%	3,148	2008
	13.714925	13.658861	-0.41%	2,981	2007
	12.003376	13.714925	14.26%	2,920	2006
	11.842113	12.868688	8.67%	0	2005

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.332669	14.491336	-28.73%	0	2008
	14.691582	20.332669	38.40%	0	2007
	12.729106	14.691582	15.42%	0	2006
	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.441146	9.440201	-24.12%	0	2008
	11.397827	12.441146	9.15%	0	2007
	10.669104	11.397827	6.83%	0	2006
	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	9.899757	9.538424	-3.65%	0	2008
	9.755962	9.899757	1.47%	0	2007
	9.742580	9.755962	0.14%	0	2006
	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	13.666034	8.561498	-37.35%	0	2008
	12.480257	13.666034	9.50%	0	2007
	11.105476	12.480257	12.38%	0	2006
	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	14.513696	8.933047	-38.45%	0	2008
	12.949192	14.513696	12.08%	0	2007
	11.629388	12.949192	11.35%	0	2006
	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.181974	6.817696	-48.28%	0	2008
	9.072732	13.181974	45.29%	0	2007
	10.000000	9.072732	-9.27%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.051131	7.421064	-62.99%	0	2008
	14.550275	20.051131	37.81%	0	2007
	12.069868	14.550275	20.55%	0	2006
	10.000000	12.069868	20.70%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.866721	8.486988	-38.80%	0	2008
	11.477348	13.866721	18.04%	0	2007
	11.375106	11.477348	0.90%	0	2006
	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	10.717731	8.048076	-24.91%	0	2008
	10.745963	10.717731	-0.26%	0	2007
	10.145161	10.745963	5.92%	0	2006
	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.852313	9.363787	-44.44%	0	2008
	14.467934	16.852313	16.48%	0	2007
	12.448637	14.467934	16.22%	0	2006
	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	15.763038	8.741134	-44.55%	0	2008
	14.938931	15.763038	5.52%	0	2007
	11.997948	14.938931	24.51%	0	2006
	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.002982	7.487336	-50.09%	0	2008
	14.671572	15.002982	2.26%	0	2007
	13.604956	14.671572	7.84%	0	2006
	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.585282	7.708136	-38.75%	0	2008
	11.637432	12.585282	8.14%	0	2007
	11.159833	11.637432	4.28%	0	2006
	10.000000	11.159833	11.60%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.837912	9.655728	-1.85%	0	2008
	9.792711	9.837912	0.46%	0	2007
	9.772363	9.792711	0.21%	0	2006
	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	9.776837	8.362414	-14.47%	0	2008
	9.846008	9.776837	-0.70%	0	2007
	9.782661	9.846008	0.65%	0	2006
	9.984559	9.782661	-2.02%	0	2005
	10.000000	9.984559	-0.15%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	12.303284	7.557382	-38.57%	0	2008
	15.264811	12.303284	-19.40%	0	2007
	12.215243	15.264811	24.97%	0	2006
	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.828187	10.049902	-36.51%	0	2008
	13.252992	15.828187	19.43%	0	2007
	12.789665	13.252992	3.62%	0	2006
	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.595910	7.942010	-41.59%	0	2008
	12.472321	13.595910	9.01%	0	2007
	12.359408	12.472321	0.91%	0	2006
	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.530446	8.180215	-29.06%	0	2008
	12.524753	11.530446	-7.94%	0	2007
	11.158713	12.524753	12.24%	0	2006
	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.865444	7.542321	-36.43%	0	2008
	12.126207	11.865444	-2.15%	0	2007
	10.800173	12.126207	12.28%	0	2006
	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Balanced Fund - Series I (AVB)
44,442 shares (cost $424,380 )	$302,653
AIM VIF - Basic Value Fund - Series II (AVBV2)
927,100 shares (cost $7,900,098 )	3,773,295
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
5,046 shares (cost $116,047 )	85,230
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
65,574 shares (cost $1,755,902 )	1,089,178
AIM VIF - Capital Development Fund - Series II (AVCD2)
164,904 shares (cost $2,684,836 )	1,276,354
AIM VIF - Core Equity Fund - Series I (AVGI)
15,284 shares (cost $386,370 )	301,866
AIM VIF - Core Equity Fund - Series II (AVCE2)
64,001 shares (cost $1,556,109 )	1,255,694
AIM VIF - Global Health Care Fund - Series I (IVHS)
6,411 shares (cost $115,368 )	79,948
AIM VIF - Global Real Estate Fund - Series I (IVRE)
22,984 shares (cost $434,593 )	212,140
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
32,103 shares (cost $419,755 )	313,971
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
118,574 shares (cost $2,651,277 )	1,537,905
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
90,738 shares (cost $2,120,143 )	1,636,010
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
434,276 shares (cost $6,098,320 )	4,286,304
American Century VP - Income & Growth Fund - Class I (ACVIG)
15,733,970 shares (cost $103,041,128 )	75,837,735
American Century VP - Income & Growth Fund - Class II (ACVIG2)
339,037 shares (cost $2,307,870 )	1,630,766
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
6,756,524 shares (cost $71,062,201 )	66,889,589
American Century VP - International Fund - Class I (ACVI)
6,018,544 shares (cost $41,412,558 )	35,750,154
American Century VP - International Fund - Class III (ACVI3)
5,167,114 shares (cost $39,249,447 )	30,692,659
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
1,108,836 shares (cost $13,549,011 )	10,844,414
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
31,704 shares (cost $434,300 )	309,746
American Century VP - Ultra(R) Fund - Class I (ACVU1)
755,352 shares (cost $8,484,113 )	4,577,431
American Century VP - Ultra(R) Fund - Class II (ACVU2)
163,056 shares (cost $1,522,210 )	976,705
American Century VP - Value Fund - Class I (ACVV)
42,280,601 shares (cost $310,578,685 )	197,873,211

(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP - Value Fund - Class II (ACVV2)
900,432 shares (cost $6,706,739 )	$4,214,020
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
562,808 shares (cost $10,730,660 )	6,061,447
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
25,624 shares (cost $519,885 )	274,430
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
186,122 shares (cost $1,638,194 )	884,080
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
322,592 shares (cost $4,336,201 )	2,093,625
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
161,215 shares (cost $2,056,985 )	1,112,381
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
130,904 shares (cost $1,242,840 )	963,454
Credit Suisse Trust - International Focus Portfolio (WIEP)
358,524 shares (cost $3,220,136 )	3,287,660
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
614,281 shares (cost $8,109,055 )	4,643,963
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2,905,936 shares (cost $42,264,523 )	30,105,498
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
14,586,788 shares (cost $384,825,171 )	335,204,387
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2,040,483 shares (cost $73,303,706 )	58,929,148
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
72,557 shares (cost $2,528,798 )	2,082,398
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
6,503 shares (cost $244,245 )	123,615
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
26,810 shares (cost $370,361 )	235,662
Federated IS - American Leaders Fund II - Service Class (FALFS)
24,921 shares (cost $400,305 )	201,609
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
120,658 shares (cost $621,790 )	612,944
Federated IS - High Income Bond II - Service Class (FHIBS)
542,755 shares (cost $3,899,218 )	2,719,204
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
462,036 shares (cost $4,607,658 )	4,620,356
Federated IS - Quality Bond Fund II - Primary Class (FQB)
16,086,800 shares (cost $183,020,405 )	160,867,997
Federated IS - Quality Bond Fund II - Service Class (FQBS)
642,598 shares (cost $7,271,049 )	6,393,853
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
20,326,270 shares (cost $453,969,758 )	267,087,187
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
544,719 shares (cost $12,312,229 )	7,081,350
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
6,988,557 shares (cost $193,352,074 )	164,021,424

(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
122,128 shares (cost $3,833,346 )	$2,846,793
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
14,870,175 shares (cost $90,892,248 )	58,588,489
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
6,220,734 shares (cost $30,545,874 )	24,447,486
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
1,892,867 shares (cost $30,720,452 )	22,941,544
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
430,923 shares (cost $7,950,276 )	5,162,454
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
3,469,102 shares (cost $68,033,797 )	41,976,139
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
23,136,637 shares (cost $587,838,303 )	354,684,647
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
648,974 shares (cost $17,027,682 )	9,825,474
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
4,666,778 shares (cost $57,359,749 )	54,834,637
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
1,927,050 shares (cost $28,760,574 )	19,212,681
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
1,359,541 shares (cost $41,997,609 )	24,920,389
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
433,354 shares (cost $12,741,435 )	7,852,371
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2,195,334 shares (cost $25,800,460 )	10,801,043
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
202,927 shares (cost $2,371,912 )	1,006,520
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
1,770,936 shares (cost $41,378,614 )	20,188,667
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
978,820 shares (cost $10,988,799 )	8,055,688
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,714 shares (cost $29,353 )	22,286
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
678,910 shares (cost $7,734,887 )	5,227,611
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
9,328 shares (cost $102,657 )	71,734
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
333,084 shares (cost $4,036,664 )	2,371,557
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
41,120 shares (cost $478,952 )	292,361
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
844,813 shares (cost $11,522,775 )	5,085,771
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
4,219 shares (cost $58,819 )	45,400
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
902,929 shares (cost $16,245,942 )	9,661,339

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
182,282 shares (cost $1,118,907 )	$1,022,600
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2,472,316 shares (cost $41,531,265 )	42,251,873
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
3,036,346 shares (cost $52,502,803 )	34,432,159
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
48,279 shares (cost $878,062 )	662,394
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,403,695 shares (cost $20,771,327 )	14,808,983
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
27,576,526 shares (cost $226,250,078 )	228,192,994
Ivy Fund VIP, Inc. - Balanced (WRBP)
8,086,900 shares (cost $56,170,490 )	62,236,779
Ivy Fund VIP, Inc. - Bond (WRBDP)
22,286,170 shares (cost $120,957,147 )	118,945,746
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
16,986,438 shares (cost $166,643,205 )	137,775,299
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
4,780,960 shares (cost $31,658,463 )	24,437,400
Ivy Fund VIP, Inc. - Energy (WRENG)
2,053,947 shares (cost $13,152,790 )	7,688,743
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
7,527,101 shares (cost $52,697,235 )	24,916,211
Ivy Fund VIP, Inc. - Growth (WRGP)
20,108,473 shares (cost $154,762,859 )	151,877,285
Ivy Fund VIP, Inc. - High Income (WRHIP)
22,919,059 shares (cost $75,885,341 )	56,933,235
Ivy Fund VIP, Inc. - International Growth (WRIP)
7,209,211 shares (cost $45,818,463 )	43,291,314
Ivy Fund VIP, Inc. - International Value (WRI2P)
1,403,279 shares (cost $29,906,964 )	17,486,675
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
252,255 shares (cost $4,801,693 )	2,803,107
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2,094,414 shares (cost $13,654,273 )	9,436,594
Ivy Fund VIP, Inc. - Money Market (WRMMP)
67,549,413 shares (cost $67,549,413 )	67,549,413
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
1,474,089 shares (cost $7,423,474 )	6,466,975
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2,297,627 shares (cost $17,657,851 )	9,888,987
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
6,561,115 shares (cost $85,294,387 )	74,961,393
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
10,461,541 shares (cost $88,879,579 )	63,745,310
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
757,168 shares (cost $11,366,019 )	7,788,765

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Value (WRVP)
14,959,379 shares (cost $83,663,314 )	$62,136,771
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
3,849 shares (cost $101,638 )	91,405
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
4,661,549 shares (cost $131,306,981 )	105,910,395
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
4,968,938 shares (cost $18,150,825 )	14,409,920
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2,934,592 shares (cost $11,972,229 )	8,686,391
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
203,122 shares (cost $2,514,640 )	1,608,724
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2,085,367 shares (cost $58,964,638 )	54,240,414
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2,355,447 shares (cost $114,319,102 )	61,594,931
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
617,925 shares (cost $17,381,448 )	11,691,148
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2,719,203 shares (cost $34,839,207 )	29,122,660
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
21,200 shares (cost $192,989 )	147,338
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
406,121 shares (cost $2,324,340 )	1,299,589
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
87,838 shares (cost $1,206,265 )	703,583
MFS(R) VIT - Value Series - Service Class (MVFSC)
2,969,090 shares (cost $41,408,319 )	28,711,100
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2,398,822 shares (cost $44,787,366 )	31,208,668
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
3,212,831 shares (cost $35,786,312 )	30,618,281
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
1,308,465 shares (cost $30,989,439 )	19,548,467
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
648,571 shares (cost $42,024,121 )	23,964,700
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
282,712 shares (cost $10,993,955 )	7,421,189
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
196,846 shares (cost $1,747,545 )	1,293,279
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
374,309 shares (cost $3,404,779 )	3,035,647
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
561,608 shares (cost $5,315,007 )	4,172,747
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
285,407 shares (cost $2,713,751 )	2,605,762
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
722,963 shares (cost $6,677,177 )	5,617,423

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
321,077 shares (cost $2,866,720 )	$2,273,226
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
439,703 shares (cost $3,857,125 )	3,724,287
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
119,879 shares (cost $1,154,348 )	1,161,626
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
10,387 shares (cost $98,978 )	100,443
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
6,837,767 shares (cost $53,519,784 )	34,120,456
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
7,774,271 shares (cost $46,822,228 )	38,715,872
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
244,758 shares (cost $3,225,054 )	1,725,545
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
5,702,904 shares (cost $93,011,695 )	40,091,418
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
98,817 shares (cost $1,594,301 )	694,680
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2,936 shares (cost $33,993 )	22,842
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2,032,722 shares (cost $22,862,045 )	15,875,558
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
130,482 shares (cost $1,038,523 )	815,508
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
3,896,217 shares (cost $45,037,855 )	24,390,316
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
4,808 shares (cost $54,378 )	30,048
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
972,598 shares (cost $7,999,331 )	8,033,657
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
758,555 shares (cost $11,721,623 )	6,265,661
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
585 shares (cost $6,845 )	3,352
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
787,539 shares (cost $7,798,692 )	4,512,598
Nationwide VIT - Government Bond Fund - Class I (GBF)
33,673,103 shares (cost $390,798,342 )	404,413,966
Nationwide VIT - Government Bond Fund - Class II (GBF2)
1,090,853 shares (cost $12,893,269 )	13,057,505
Nationwide VIT - Growth Fund - Class I (CAF)
2,971,396 shares (cost $28,628,685 )	26,326,564
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
8,353 shares (cost $87,130 )	67,489
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2,235,663 shares (cost $24,865,005 )	18,108,869
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
282,518 shares (cost $3,175,112 )	1,825,069

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
6,889,431 shares (cost $79,289,646 )	$47,468,181
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
7,756,553 shares (cost $79,453,744 )	71,903,250
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
32,800,602 shares (cost $357,574,693 )	277,493,094
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
18,659,752 shares (cost $216,291,318 )	148,531,625
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
12,521,526 shares (cost $134,830,282 )	110,815,502
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
8,216,065 shares (cost $74,399,187 )	57,512,455
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
56,533 shares (cost $542,264 )	552,326
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
1,460,563 shares (cost $37,738,158 )	25,603,675
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
9,876,379 shares (cost $163,060,904 )	111,109,268
Nationwide VIT - Money Market Fund - Class I (SAM)
687,916,991 shares (cost $687,916,991 )	687,916,991
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
603,677 shares (cost $5,706,895 )	3,869,570
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
299 shares (cost $4,060 )	2,301
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2,732,619 shares (cost $44,045,268 )	21,041,167
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
113,686 shares (cost $1,824,035 )	871,968
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
8,322 shares (cost $69,816 )	56,093
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
14,192 shares (cost $90,142 )	93,808
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
232,710 shares (cost $2,343,162 )	1,535,885
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
434,382 shares (cost $4,267,583 )	3,071,081
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,808,457 shares (cost $45,262,892 )	27,101,614
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
62,098 shares (cost $863,405 )	589,306
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,280,045 shares (cost $213,181,054 )	121,013,895
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
200,300 shares (cost $2,321,537 )	1,309,963
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
10,963,156 shares (cost $231,829,230 )	117,963,568
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
244,571 shares (cost $4,963,394 )	2,575,337

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Nationwide Fund - Class I (TRF)
18,882,980 shares (cost $189,016,522 )	$123,117,025
Nationwide VIT - Nationwide Fund - Class II (TRF2)
103,272 shares (cost $1,048,061 )	671,270
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
283 shares (cost $3,549 )	1,830
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
933,279 shares (cost $12,652,803 )	6,047,648
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
23,642 shares (cost $159,260 )	130,978
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
996,609 shares (cost $8,982,376 )	6,418,163
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
210,721 shares (cost $2,077,026 )	2,058,749
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
336,254 shares (cost $1,202,064 )	749,846
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,731,731 shares (cost $7,734,166 )	3,896,394
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
50,936 shares (cost $533,848 )	303,581
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
1,286,594 shares (cost $13,482,228 )	7,732,431
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
4,651,503 shares (cost $47,183,608 )	32,514,006
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
10,155,263 shares (cost $96,214,380 )	74,336,525
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
153,315 shares (cost $1,101,694 )	875,426
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
3,134,162 shares (cost $42,587,138 )	39,020,323
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
218,809 shares (cost $2,826,370 )	1,595,118
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
4,128,211 shares (cost $72,559,960 )	66,629,324
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
6,427,597 shares (cost $109,597,918 )	45,700,215
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
261,501 shares (cost $4,614,815 )	2,411,039
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
128,053 shares (cost $1,582,712 )	1,069,245
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
365,312 shares (cost $5,987,798 )	3,430,280
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
4,978,958 shares (cost $149,875,348 )	127,809,828
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
119,235 shares (cost $3,845,266 )	3,030,942
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
4,518,018 shares (cost $133,285,852 )	91,896,495

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
3,273,864 shares (cost $74,251,773 )	$66,164,787
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
149,060 shares (cost $3,153,008 )	2,984,184
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
209,838 shares (cost $972,994 )	329,445
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
81,313 shares (cost $650,571 )	128,474
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
14,768 shares (cost $122,482 )	23,334
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
548,070 shares (cost $9,286,117 )	5,836,946
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
13,375 shares (cost $215,472 )	140,971
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
8,268,138 shares (cost $148,182,945 )	120,384,089
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
209,304 shares (cost $4,044,328 )	3,018,169
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
1,932,709 shares (cost $76,450,679 )	53,226,795
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
914,691 shares (cost $4,860,661 )	4,170,990
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
59,978 shares (cost $766,424 )	675,357
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
172,109 shares (cost $1,814,254 )	1,774,447
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
1,113 shares (cost $26,094 )	12,769
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
72,355 shares (cost $837,430 )	436,300
SBL Fund - Series D (Global Series) (SBLD)
22,471 shares (cost $242,850 )	166,288
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
3,570 shares (cost $91,254 )	60,010
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
7,456 shares (cost $140,493 )	106,768
SBL Fund - Series O (All Cap Value Series) (SBLO)
57,399 shares (cost $1,141,871 )	825,970
SBL Fund - Series P (High Yield Series) (SBLP)
9,633 shares (cost $180,141 )	129,367
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
26,020 shares (cost $716,763 )	460,558
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
38,931 shares (cost $1,819,651 )	1,326,758
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2,101 shares (cost $28,629 )	22,560
SBL Fund - Series Y (Select 25 Series) (SBLY)
2,266 shares (cost $16,036 )	14,500

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
1,749,954 shares (cost $18,798,634 )	$11,724,694
T. Rowe Price Equity Income Portfolio - II (TREI2)
1,044,984 shares (cost $23,994,562 )	14,953,719
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
3,439,239 shares (cost $16,935,823 )	16,611,523
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,025,391 shares (cost $47,816,918 )	40,224,259
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,902 shares (cost $119,429 )	96,610
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
1,442,242 shares (cost $22,731,971 )	8,465,959
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
1,825,543 shares (cost $30,182,862 )	10,734,188
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
1,198,044 shares (cost $39,822,073 )	22,451,353
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
590,500 shares (cost $14,755,653 )	11,071,873
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
70,630 shares (cost $1,583,409 )	1,194,359
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
1,032,402 shares (cost $12,001,570 )	8,486,348
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
775,807 shares (cost $7,879,149 )	7,688,249
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
89,284 shares (cost $1,006,945 )	875,878
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2,027,026 shares (cost $16,303,269 )	13,114,860
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
1,633,543 shares (cost $20,311,821 )	9,490,884
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
11,658,279 shares (cost $216,795,194 )	95,714,470
Victory VIF - Diversified Stock Fund - Class A (VYDS)
850,261 shares (cost $8,622,370 )	5,917,818
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
6,667,207 shares (cost $120,782,239 )	67,738,819

Total Investments	7,651,699,355

Total Assets	7,651,699,355
Liabilities
Accounts Payable - Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)	7,435
Other Payables	85,213

$7,651,606,707

Contract Owners’ Equity:
Accumulation units	7,583,928,213
Contracts in payout (annuitization) period	67,678,494

Total Contract Owners’ Equity (note 5)	$7,651,606,707

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2
Reinvested dividends	$201,625,832	19,698	30,297	-	-	-	8,619	31,101
Mortality and expense risk charges (note 2)	(132,702,159)	(5,937)	(107,110)	(1,795)	(26,594)	(30,464)	(6,870)	(27,042)

Net investment income (loss)	68,923,673	13,761	(76,813)	(1,795)	(26,594)	(30,464)	1,749	4,059

Proceeds from mutual fund shares sold	3,882,482,842	134,801	4,407,678	34,038	688,156	2,014,852	172,902	285,653
Cost of mutual fund shares sold	(3,740,722,737)	(108,941)	(4,913,040)	(30,959)	(723,744)	(2,784,399)	(165,264)	(280,576)

Realized gain (loss) on investments	141,760,105	25,860	(505,362)	3,079	(35,588)	(769,547)	7,638	5,077
Change in unrealized gain (loss) on investments	(4,994,288,537)	(244,254)	(4,720,063)	(78,127)	(806,991)	(916,556)	(179,854)	(523,309)

Net gain (loss) on investments	(4,852,528,432)	(218,394)	(5,225,425)	(75,048)	(842,579)	(1,686,103)	(172,216)	(518,232)

Reinvested capital gains	614,502,928	-	1,178,385	-	-	274,055	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,169,101,831)	(204,633)	(4,123,853)	(76,843)	(869,173)	(1,442,512)	(170,467)	(514,173)

Investment Activity:	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$-	18,128	51	43,589	-	17,153	2,465,574	46,542
Mortality and expense risk charges (note 2)	(773)	(3,659)	(5,658)	(44,660)	(43,769)	(82,637)	(1,344,481)	(46,492)

Net investment income (loss)	(773)	14,469	(5,607)	(1,071)	(43,769)	(65,484)	1,121,093	50

Proceeds from mutual fund shares sold	32,845	169,993	97,401	602,439	552,351	2,873,932	34,366,810	1,035,123
Cost of mutual fund shares sold	(29,703)	(260,874)	(84,502)	(698,644)	(429,391)	(3,433,066)	(27,927,007)	(868,127)

Realized gain (loss) on investments	3,142	(90,881)	12,899	(96,205)	122,960	(559,134)	6,439,803	166,996
Change in unrealized gain (loss) on investments	(43,543)	(126,275)	(210,842)	(1,648,837)	(1,292,206)	(2,477,429)	(69,775,284)	(1,552,658)

Net gain (loss) on investments	(40,401)	(217,156)	(197,943)	(1,745,042)	(1,169,246)	(3,036,563)	(63,335,481)	(1,385,662)

Reinvested capital gains	20,469	28,017	-	449,753	-	403,989	14,770,934	321,760

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,705)	(174,670)	(203,550)	(1,296,360)	(1,213,015)	(2,698,058)	(47,443,454)	(1,063,852)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV
Reinvested dividends	$3,544,950	528,450	459,655	11,217	234	-	-	7,110,662
Mortality and expense risk charges (note 2)	(861,565)	(664,495)	(632,805)	(155,584)	(5,200)	(94,521)	(25,716)	(3,292,462)

Net investment income (loss)	2,683,385	(136,045)	(173,150)	(144,367)	(4,966)	(94,521)	(25,716)	3,818,200

Proceeds from mutual fund shares sold	29,628,098	18,441,673	15,980,804	20,134,149	55,813	9,550,881	186,593	96,759,088
Cost of mutual fund shares sold	(30,609,840)	(13,005,196)	(9,150,072)	(23,394,184)	(64,194)	(9,625,356)	(175,250)	(112,394,140)

Realized gain (loss) on investments	(981,742)	5,436,477	6,830,732	(3,260,035)	(8,381)	(74,475)	11,343	(15,635,052)
Change in unrealized gain (loss) on investments	(5,011,522)	(45,224,268)	(41,306,793)	(1,609,587)	(82,441)	(5,487,492)	(963,949)	(110,623,679)

Net gain (loss) on investments	(5,993,264)	(39,787,791)	(34,476,061)	(4,869,622)	(90,822)	(5,561,967)	(952,606)	(126,258,731)

Reinvested capital gains	-	6,207,427	5,399,322	-	-	1,367,195	228,647	37,750,498

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,309,879)	(33,716,409)	(29,249,889)	(5,013,989)	(95,788)	(4,289,293)	(749,675)	(84,690,033)

Investment Activity:	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP
Reinvested dividends	$139,520	-	-	19,198	54,198	-	29,674	85,539
Mortality and expense risk charges (note 2)	(105,895)	(185,543)	(7,165)	(19,838)	(46,197)	(32,507)	(17,633)	(51,099)

Net investment income (loss)	33,625	(185,543)	(7,165)	(640)	8,001	(32,507)	12,041	34,440

Proceeds from mutual fund shares sold	1,535,582	33,876,148	56,563	536,794	1,467,805	1,253,047	566,430	1,119,431
Cost of mutual fund shares sold	(1,761,515)	(38,519,931)	(58,266)	(513,162)	(1,425,708)	(854,227)	(485,561)	(726,278)

Realized gain (loss) on investments	(225,933)	(4,643,783)	(1,703)	23,632	42,097	398,820	80,869	393,153
Change in unrealized gain (loss) on investments	(2,455,562)	(6,940,815)	(277,587)	(987,215)	(2,360,377)	(2,399,080)	(1,098,985)	(2,977,267)

Net gain (loss) on investments	(2,681,495)	(11,584,598)	(279,290)	(963,583)	(2,318,280)	(2,000,260)	(1,018,116)	(2,584,114)

Reinvested capital gains	791,520	937,197	22,132	315,512	715,977	445,954	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,856,350)	(10,832,944)	(264,323)	(648,711)	(1,594,302)	(1,586,813)	(1,006,075)	(2,549,674)

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS
Reinvested dividends	$193,523	309,635	10,480,556	1,691,911	50,229	3,421	10,179	4,616
Mortality and expense risk charges (note 2)	(70,655)	(435,276)	(5,794,109)	(923,470)	(53,539)	(5,005)	(4,921)	(6,227)

Net investment income (loss)	122,868	(125,641)	4,686,447	768,441	(3,310)	(1,584)	5,258	(1,611)

Proceeds from mutual fund shares sold	1,878,829	23,537,410	138,986,910	26,345,659	517,952	246,816	109,367	165,934
Cost of mutual fund shares sold	(2,098,602)	(31,501,187)	(128,147,979)	(23,593,093)	(413,670)	(249,972)	(88,266)	(228,186)

Realized gain (loss) on investments	(219,773)	(7,963,777)	10,838,931	2,752,566	104,282	(3,156)	21,101	(62,252)
Change in unrealized gain (loss) on investments	(3,569,481)	(12,699,776)	(242,978,746)	(37,321,094)	(1,329,441)	(108,755)	(270,718)	(168,143)

Net gain (loss) on investments	(3,789,254)	(20,663,553)	(232,139,815)	(34,568,528)	(1,225,159)	(111,911)	(249,617)	(230,395)

Reinvested capital gains	617,366	5,358,539	-	6,302,421	217,910	20,497	77,762	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,049,020)	(15,430,655)	(227,453,368)	(27,497,666)	(1,010,559)	(92,998)	(166,597)	(142,264)

Investment Activity:	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS
Reinvested dividends	$172	376,295	83,736	11,180,317	374,640	9,508,631	239,641	1,853,491
Mortality and expense risk charges (note 2)	(16,499)	(71,637)	(55,807)	(2,488,851)	(137,562)	(5,296,081)	(209,728)	(3,294,531)

Net investment income (loss)	(16,327)	304,658	27,929	8,691,466	237,078	4,212,550	29,913	(1,441,040)

Proceeds from mutual fund shares sold	181,969	2,123,290	6,649,787	75,654,322	1,815,220	141,298,611	2,646,630	97,708,908
Cost of mutual fund shares sold	(124,387)	(2,429,506)	(7,141,862)	(81,739,493)	(1,999,634)	(144,323,145)	(2,458,927)	(78,634,013)

Realized gain (loss) on investments	57,582	(306,216)	(492,075)	(6,085,171)	(184,414)	(3,024,534)	187,703	19,074,895
Change in unrealized gain (loss) on investments	(362,868)	(1,125,283)	10,775	(19,282,293)	(744,969)	(236,726,233)	(6,308,647)	(188,540,707)

Net gain (loss) on investments	(305,286)	(1,431,499)	(481,300)	(25,367,464)	(929,383)	(239,750,767)	(6,120,944)	(169,465,812)

Reinvested capital gains	19,715	-	-	-	-	514,978	12,641	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(301,898)	(1,126,841)	(453,371)	(16,675,998)	(692,305)	(235,023,239)	(6,078,390)	(170,906,852)

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2
Reinvested dividends	$26,049	6,593,024	1,927,512	866,002	185,240	1,597,648	4,658,258	114,146
Mortality and expense risk charges (note 2)	(88,676)	(1,022,773)	(300,299)	(410,602)	(164,100)	(857,686)	(6,751,899)	(284,091)

Net investment income (loss)	(62,627)	5,570,251	1,627,213	455,400	21,140	739,962	(2,093,641)	(169,945)

Proceeds from mutual fund shares sold	970,607	36,535,050	36,744,436	10,527,518	2,133,795	23,768,426	162,812,635	3,427,041
Cost of mutual fund shares sold	(645,214)	(41,574,952)	(40,729,983)	(7,912,362)	(1,415,207)	(21,220,977)	(144,999,550)	(2,902,558)

Realized gain (loss) on investments	325,393	(5,039,902)	(3,985,547)	2,615,156	718,588	2,547,449	17,813,085	524,483
Change in unrealized gain (loss) on investments	(3,061,729)	(23,551,722)	(3,827,678)	(28,627,790)	(6,814,774)	(52,561,281)	(342,025,884)	(9,186,346)

Net gain (loss) on investments	(2,736,336)	(28,591,624)	(7,813,225)	(26,012,634)	(6,096,186)	(50,013,832)	(324,212,799)	(8,661,863)

Reinvested capital gains	-	-	-	4,945,362	1,139,337	9,580,938	18,511,927	482,988

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,798,963)	(23,021,373)	(6,186,012)	(20,611,872)	(4,935,709)	(39,692,932)	(307,794,513)	(8,348,820)

Investment Activity:	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S
Reinvested dividends	$2,715,477	117,397	128,500	29,564	124,354	9,024	-	276,186
Mortality and expense risk charges (note 2)	(755,226)	(408,404)	(449,942)	(226,497)	(253,334)	(34,194)	(533,285)	(116,722)

Net investment income (loss)	1,960,251	(291,007)	(321,442)	(196,933)	(128,980)	(25,170)	(533,285)	159,464

Proceeds from mutual fund shares sold	20,813,889	14,000,442	13,716,245	2,698,402	9,793,801	497,699	24,559,010	4,111,162
Cost of mutual fund shares sold	(21,590,190)	(12,439,294)	(17,710,278)	(1,925,654)	(14,086,703)	(752,126)	(27,148,601)	(5,004,206)

Realized gain (loss) on investments	(776,301)	1,561,148	(3,994,033)	772,748	(4,292,902)	(254,427)	(2,589,591)	(893,044)
Change in unrealized gain (loss) on investments	(4,238,529)	(28,851,921)	(19,917,178)	(8,622,741)	(13,916,186)	(1,338,765)	(27,519,089)	(2,834,252)

Net gain (loss) on investments	(5,014,830)	(27,290,773)	(23,911,211)	(7,849,993)	(18,209,088)	(1,593,192)	(30,108,680)	(3,727,296)

Reinvested capital gains	53,666	-	5,975,426	2,176,437	5,056,892	426,394	1,407,632	397,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,000,913)	(27,581,780)	(18,257,227)	(5,870,489)	(13,281,176)	(1,191,968)	(29,234,333)	(3,169,852)

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3
Reinvested dividends	$726	170,533	2,213	71,194	8,292	326,215	1,551	374,563
Mortality and expense risk charges (note 2)	(345)	(76,880)	(1,182)	(36,851)	(5,975)	(140,845)	(877)	(164,449)

Net investment income (loss)	381	93,653	1,031	34,343	2,317	185,370	674	210,114

Proceeds from mutual fund shares sold	18,286	3,069,394	9,111	1,080,407	87,212	13,848,989	24,724	4,851,231
Cost of mutual fund shares sold	(17,669)	(3,501,979)	(9,585)	(1,233,327)	(115,036)	(16,534,213)	(17,018)	(5,789,449)

Realized gain (loss) on investments	617	(432,585)	(474)	(152,920)	(27,824)	(2,685,224)	7,706	(938,218)
Change in unrealized gain (loss) on investments	(9,661)	(2,482,108)	(33,780)	(1,629,441)	(190,095)	(8,166,063)	(48,524)	(7,688,911)

Net gain (loss) on investments	(9,044)	(2,914,693)	(34,254)	(1,782,361)	(217,919)	(10,851,287)	(40,818)	(8,627,129)

Reinvested capital gains	1,188	358,206	3,596	228,388	26,641	2,366,707	6,350	1,445,923

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,475)	(2,462,834)	(29,627)	(1,519,630)	(188,961)	(8,299,210)	(33,794)	(6,971,092)

Investment Activity:	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP
Reinvested dividends	$28,398	1,770,260	2,980,720	16,309	215,463	1,236,892	77,630	109,249
Mortality and expense risk charges (note 2)	(3,969)	(539,128)	(633,281)	(13,831)	(211,421)	(3,849,184)	(1,026,723)	(1,568,991)

Net investment income (loss)	24,429	1,231,132	2,347,439	2,478	4,042	(2,612,292)	(949,093)	(1,459,742)

Proceeds from mutual fund shares sold	591,968	17,429,669	25,118,654	206,244	18,408,925	41,025,372	18,534,450	22,227,676
Cost of mutual fund shares sold	(704,829)	(16,139,734)	(29,046,526)	(200,203)	(24,172,184)	(24,805,783)	(14,402,308)	(23,306,003)

Realized gain (loss) on investments	(112,861)	1,289,935	(3,927,872)	6,041	(5,763,259)	16,219,589	4,132,142	(1,078,327)
Change in unrealized gain (loss) on investments	(96,307)	(1,091,876)	(17,396,908)	(292,640)	(3,889,596)	(123,515,090)	(22,916,709)	1,094,768

Net gain (loss) on investments	(209,168)	198,059	(21,324,780)	(286,599)	(9,652,855)	(107,295,501)	(18,784,567)	16,441

Reinvested capital gains	28,167	-	1,248,095	7,040	1,492,261	20,330,014	54,179	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(156,572)	1,429,191	(17,729,246)	(277,081)	(8,156,552)	(89,577,779)	(19,679,481)	(1,443,301)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$331,354	26,741	11,261	696,862	-	450,688	154,609	123,126
Mortality and expense risk charges (note 2)	(2,587,902)	(458,162)	(150,582)	(737,479)	(2,865,797)	(923,389)	(880,274)	(372,232)

Net investment income (loss)	(2,256,548)	(431,421)	(139,321)	(40,617)	(2,865,797)	(472,701)	(725,665)	(249,106)

Proceeds from mutual fund shares sold	42,007,367	7,336,980	2,677,313	9,633,411	45,948,579	13,080,796	13,156,102	8,957,280
Cost of mutual fund shares sold	(37,431,671)	(5,814,991)	(2,254,521)	(7,291,828)	(37,812,577)	(14,196,344)	(8,792,634)	(9,923,673)

Realized gain (loss) on investments	4,575,696	1,521,989	422,792	2,341,583	8,136,002	(1,115,548)	4,363,468	(966,393)
Change in unrealized gain (loss) on investments	(90,860,666)	(16,387,185)	(7,561,825)	(47,372,142)	(105,511,623)	(16,350,585)	(40,979,851)	(14,803,484)

Net gain (loss) on investments	(86,284,970)	(14,865,196)	(7,139,033)	(45,030,559)	(97,375,621)	(17,466,133)	(36,616,383)	(15,769,877)

Reinvested capital gains	5,051,921	49,185	12,285	2,831,602	2,105,992	-	1,289,104	489,117

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,489,597)	(15,247,432)	(7,266,069)	(42,239,574)	(98,135,426)	(17,938,834)	(36,052,944)	(15,529,866)

Investment Activity:	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$-	4,117	1,133,337	71,868	86,137	-	-	18,956
Mortality and expense risk charges (note 2)	(59,902)	(174,199)	(703,686)	(102,909)	(212,291)	(1,384,958)	(1,215,642)	(123,082)

Net investment income (loss)	(59,902)	(170,082)	429,651	(31,041)	(126,154)	(1,384,958)	(1,215,642)	(104,126)

Proceeds from mutual fund shares sold	1,207,303	3,386,108	19,700,652	2,813,337	4,675,625	20,260,981	20,500,297	2,805,152
Cost of mutual fund shares sold	(1,204,651)	(3,376,059)	(19,700,652)	(3,019,915)	(5,220,559)	(16,238,842)	(15,823,401)	(3,656,074)

Realized gain (loss) on investments	2,652	10,049	-	(206,578)	(544,934)	4,022,139	4,676,896	(850,922)
Change in unrealized gain (loss) on investments	(2,860,331)	(5,895,996)	-	(756,628)	(6,294,814)	(49,372,796)	(52,623,308)	(2,292,457)

Net gain (loss) on investments	(2,857,679)	(5,885,947)	-	(963,206)	(6,839,748)	(45,350,657)	(47,946,412)	(3,143,379)

Reinvested capital gains	-	175,165	-	-	248,914	2,785,882	1,320,347	184,322

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,917,581)	(5,880,864)	429,651	(994,247)	(6,716,988)	(43,949,733)	(47,841,707)	(3,063,183)

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2
Reinvested dividends	$200,894	1,459	19,551	20,592	12,852	15,789	2,807,514	3,516,082
Mortality and expense risk charges (note 2)	(1,186,631)	(619)	(2,134,314)	(259,481)	(168,593)	(29,694)	(1,169,990)	(1,514,733)

Net investment income (loss)	(985,737)	840	(2,114,763)	(238,889)	(155,741)	(13,905)	1,637,524	2,001,349

Proceeds from mutual fund shares sold	19,086,324	7,265	71,976,761	7,426,563	5,076,076	1,213,700	34,262,171	51,424,835
Cost of mutual fund shares sold	(16,158,129)	(7,095)	(35,948,386)	(6,736,288)	(4,388,989)	(1,462,407)	(15,820,809)	(31,302,163)

Realized gain (loss) on investments	2,928,195	170	36,028,375	690,275	687,087	(248,707)	18,441,362	20,122,672
Change in unrealized gain (loss) on investments	(39,058,141)	(17,008)	(128,871,167)	(13,793,583)	(8,720,454)	(954,111)	(102,734,913)	(122,594,162)

Net gain (loss) on investments	(36,129,946)	(16,838)	(92,842,792)	(13,103,308)	(8,033,367)	(1,202,818)	(84,293,551)	(102,471,490)

Reinvested capital gains	629,272	1,928	-	-	-	147,027	15,048,524	18,856,175

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,486,411)	(14,070)	(94,957,555)	(13,342,197)	(8,189,108)	(1,069,696)	(67,607,503)	(81,613,966)

Investment Activity:	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2
Reinvested dividends	$218,993	1,649,593	629	-	-	426,787	979,804	1,790,745
Mortality and expense risk charges (note 2)	(225,069)	(498,764)	(2,701)	(41,644)	(19,405)	(492,405)	(539,845)	(446,541)

Net investment income (loss)	(6,076)	1,150,829	(2,072)	(41,644)	(19,405)	(65,618)	439,959	1,344,204

Proceeds from mutual fund shares sold	9,889,472	30,861,655	24,813	334,152	199,364	11,802,147	15,530,438	33,333,011
Cost of mutual fund shares sold	(10,381,621)	(31,699,038)	(22,238)	(255,071)	(212,255)	(12,647,165)	(17,107,540)	(35,205,209)

Realized gain (loss) on investments	(492,149)	(837,383)	2,575	79,081	(12,891)	(845,018)	(1,577,102)	(1,872,198)
Change in unrealized gain (loss) on investments	(8,443,606)	(6,412,462)	(104,015)	(1,819,815)	(676,408)	(16,140,076)	(14,412,669)	(3,720,930)

Net gain (loss) on investments	(8,935,755)	(7,249,845)	(101,440)	(1,740,734)	(689,299)	(16,985,094)	(15,989,771)	(5,593,128)

Reinvested capital gains	1,484,506	-	10,494	319,435	214,547	1,745,231	500,454	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,457,325)	(6,099,016)	(93,018)	(1,462,943)	(494,157)	(15,305,481)	(15,049,358)	(4,222,895)

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$739,284	711,475	204,117	17,188	37,528	60,855	36,782	66,058
Mortality and expense risk charges (note 2)	(334,645)	(422,909)	(98,303)	(7,957)	(17,732)	(31,004)	(16,110)	(26,281)

Net investment income (loss)	404,639	288,566	105,814	9,231	19,796	29,851	20,672	39,777

Proceeds from mutual fund shares sold	6,524,095	7,472,066	1,987,862	127,917	779,372	787,162	1,774,922	364,720
Cost of mutual fund shares sold	(7,005,758)	(8,389,985)	(2,757,789)	(179,385)	(1,007,576)	(1,121,680)	(1,913,474)	(443,306)

Realized gain (loss) on investments	(481,663)	(917,919)	(769,927)	(51,468)	(228,204)	(334,518)	(138,552)	(78,586)
Change in unrealized gain (loss) on investments	(14,244,214)	(21,230,930)	(3,310,354)	(454,266)	(369,131)	(1,142,261)	(107,989)	(1,059,754)

Net gain (loss) on investments	(14,725,877)	(22,148,849)	(4,080,281)	(505,734)	(597,335)	(1,476,779)	(246,541)	(1,138,340)

Reinvested capital gains	911,284	2,103,079	2,817	28,153	13,371	40,598	4,461	37,784

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,409,954)	(19,757,204)	(3,971,650)	(468,350)	(564,168)	(1,406,330)	(221,408)	(1,060,779)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3
Reinvested dividends	$28,127	34,593	20,676	1,742	4,703,871	2,698,301	40,621	1,010,087
Mortality and expense risk charges (note 2)	(12,190)	(12,560)	(4,488)	(429)	(629,074)	(417,475)	(41,573)	(1,111,463)

Net investment income (loss)	15,937	22,033	16,188	1,313	4,074,797	2,280,826	(952)	(101,376)

Proceeds from mutual fund shares sold	597,611	953,361	1,106,658	1,810	21,333,634	34,025,087	1,758,974	57,341,879
Cost of mutual fund shares sold	(735,038)	(1,039,498)	(1,108,403)	(1,845)	(25,491,259)	(37,899,461)	(971,971)	(48,673,212)

Realized gain (loss) on investments	(137,427)	(86,137)	(1,745)	(35)	(4,157,625)	(3,874,374)	787,003	8,668,667
Change in unrealized gain (loss) on investments	(593,494)	(132,838)	7,278	1,464	(15,634,681)	(6,635,904)	(4,206,251)	(94,816,847)

Net gain (loss) on investments	(730,921)	(218,975)	5,533	1,429	(19,792,306)	(10,510,278)	(3,419,248)	(86,148,180)

Reinvested capital gains	25,591	11,115	-	-	-	-	713,183	17,307,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(689,393)	(185,827)	21,721	2,742	(15,717,509)	(8,229,452)	(2,707,017)	(68,941,579)

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3
Reinvested dividends	$16,441	1,677	664,634	17,345	586,650	382	96,064	76,771
Mortality and expense risk charges (note 2)	(31,081)	(776)	(272,242)	(14,165)	(556,182)	(188)	(140,989)	(137,973)

Net investment income (loss)	(14,640)	901	392,392	3,180	30,468	194	(44,925)	(61,202)

Proceeds from mutual fund shares sold	785,109	28,917	19,940,743	265,551	25,521,225	4,158	3,318,236	6,294,870
Cost of mutual fund shares sold	(888,750)	(38,320)	(23,584,863)	(233,502)	(22,984,704)	(7,759)	(1,651,489)	(6,737,124)

Realized gain (loss) on investments	(103,641)	(9,403)	(3,644,120)	32,049	2,536,521	(3,601)	1,666,747	(442,254)
Change in unrealized gain (loss) on investments	(1,538,348)	(21,765)	(6,394,552)	(965,145)	(33,910,265)	(24,330)	(11,532,186)	(8,164,752)

Net gain (loss) on investments	(1,641,989)	(31,168)	(10,038,672)	(933,096)	(31,373,744)	(27,931)	(9,865,439)	(8,607,006)

Reinvested capital gains	345,857	516	276,258	186,092	6,114,051	7,652	2,462,872	2,045,589

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,310,772)	(29,751)	(9,370,022)	(743,824)	(25,229,225)	(20,085)	(7,447,492)	(6,622,619)

Investment Activity:	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8
Reinvested dividends	$301	135,605	18,253,019	529,070	111,126	247	54,208	58,037
Mortality and expense risk charges (note 2)	(208)	(79,946)	(4,982,261)	(247,226)	(437,507)	(1,063)	(262,382)	(34,183)

Net investment income (loss)	93	55,659	13,270,758	281,844	(326,381)	(816)	(208,174)	23,854

Proceeds from mutual fund shares sold	11,141	3,857,077	209,755,914	3,441,775	13,582,379	9,742	14,407,864	1,268,713
Cost of mutual fund shares sold	(20,271)	(6,822,828)	(219,868,360)	(3,625,486)	(8,590,179)	(11,435)	(16,301,433)	(1,658,196)

Realized gain (loss) on investments	(9,130)	(2,965,751)	(10,112,446)	(183,711)	4,992,200	(1,693)	(1,893,569)	(389,483)
Change in unrealized gain (loss) on investments	(780)	(1,559,011)	23,038,265	607,927	(24,154,144)	(30,347)	(8,382,914)	(1,366,068)

Net gain (loss) on investments	(9,910)	(4,524,762)	12,925,819	424,216	(19,161,944)	(32,040)	(10,276,483)	(1,755,551)

Reinvested capital gains	-	-	-	-	-	6,628	2,019,789	4,434

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,817)	(4,469,103)	26,196,577	706,060	(19,488,325)	(26,228)	(8,464,868)	(1,727,263)

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF
Reinvested dividends	$1,381,514	2,756,972	10,272,875	5,096,256	4,273,454	2,199,090	6,781	-
Mortality and expense risk charges (note 2)	(869,942)	(1,042,398)	(4,884,091)	(2,793,433)	(1,787,591)	(955,486)	(1,114)	(545,889)

Net investment income (loss)	511,572	1,714,574	5,388,784	2,302,823	2,485,863	1,243,604	5,667	(545,889)

Proceeds from mutual fund shares sold	13,675,626	25,825,309	93,313,825	48,436,290	38,801,637	26,882,519	62,065	24,055,015
Cost of mutual fund shares sold	(13,169,912)	(27,165,192)	(80,453,422)	(44,801,568)	(39,697,811)	(27,155,324)	(65,669)	(18,724,399)

Realized gain (loss) on investments	505,714	(1,339,883)	12,860,403	3,634,722	(896,174)	(272,805)	(3,604)	5,330,616
Change in unrealized gain (loss) on investments	(42,076,090)	(7,859,323)	(148,588,049)	(104,551,058)	(32,033,958)	(33,551,999)	10,063	(31,856,522)

Net gain (loss) on investments	(41,570,376)	(9,199,206)	(135,727,646)	(100,916,336)	(32,930,132)	(33,824,804)	6,459	(26,525,906)

Reinvested capital gains	11,308,647	1,441,673	30,882,603	21,025,917	6,807,757	8,777,720	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,750,157)	(6,042,959)	(99,456,259)	(77,587,596)	(23,636,512)	(23,803,480)	12,126	(27,071,795)

Investment Activity:	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2
Reinvested dividends	$2,206,203	13,214,534	3,933	56	688,460	24,973	159	18
Mortality and expense risk charges (note 2)	(2,121,972)	(7,641,524)	(28,042)	(47)	(461,660)	(25,589)	(396)	(117)

Net investment income (loss)	84,231	5,573,010	(24,109)	9	226,800	(616)	(237)	(99)

Proceeds from mutual fund shares sold	55,736,598	332,641,839	975,231	331	19,612,534	508,784	118,425	7,311
Cost of mutual fund shares sold	(40,834,371)	(332,641,839)	(1,243,530)	(349)	(22,692,748)	(684,654)	(136,268)	(11,945)

Realized gain (loss) on investments	14,902,227	-	(268,299)	(18)	(3,080,214)	(175,870)	(17,843)	(4,634)
Change in unrealized gain (loss) on investments	(100,060,596)	-	(1,837,325)	(2,656)	(25,270,935)	(974,686)	(13,723)	-

Net gain (loss) on investments	(85,158,369)	-	(2,105,624)	(2,674)	(28,351,149)	(1,150,556)	(31,566)	(4,634)

Reinvested capital gains	11,002,002	-	-	533	5,465,241	229,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,072,136)	5,573,010	(2,129,733)	(2,132)	(22,659,108)	(922,097)	(31,803)	(4,733)

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$470	-	-	30,374	-	-	2,001,355	17,495
Mortality and expense risk charges (note 2)	(589)	(11,131)	(2)	(22,429)	(533,312)	(16,612)	(2,197,929)	(36,664)

Net investment income (loss)	(119)	(11,131)	(2)	7,945	(533,312)	(16,612)	(196,574)	(19,169)

Proceeds from mutual fund shares sold	303,829	438,020	1,889	712,754	14,714,407	197,917	68,362,143	706,933
Cost of mutual fund shares sold	(339,525)	(539,331)	(2,445)	(852,426)	(17,273,378)	(182,758)	(85,564,476)	(948,491)

Realized gain (loss) on investments	(35,696)	(101,311)	(556)	(139,672)	(2,558,971)	15,159	(17,202,333)	(241,558)
Change in unrealized gain (loss) on investments	3,666	(807,276)	-	(1,196,502)	(26,358,149)	(576,941)	(50,701,638)	(513,903)

Net gain (loss) on investments	(32,030)	(908,587)	(556)	(1,336,174)	(28,917,120)	(561,782)	(67,903,971)	(755,461)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,149)	(919,718)	(558)	(1,328,229)	(29,450,432)	(578,394)	(68,100,545)	(774,630)

Investment Activity:	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1
Reinvested dividends	$1,462,670	22,541	2,826,702	12,733	25	85,418	-	21,614
Mortality and expense risk charges (note 2)	(2,125,645)	(69,955)	(2,213,131)	(20,783)	(40)	(130,651)	(1,094)	(28,758)

Net investment income (loss)	(662,975)	(47,414)	613,571	(8,050)	(15)	(45,233)	(1,094)	(7,144)

Proceeds from mutual fund shares sold	55,583,598	648,664	58,800,243	400,920	366	4,357,579	185,137	802,506
Cost of mutual fund shares sold	(58,924,795)	(598,710)	(64,525,715)	(304,601)	(417)	(5,748,785)	(248,199)	(1,084,075)

Realized gain (loss) on investments	(3,341,197)	49,954	(5,725,472)	96,319	(51)	(1,391,206)	(63,062)	(281,569)
Change in unrealized gain (loss) on investments	(117,677,945)	(2,584,170)	(128,608,817)	(784,669)	(1,874)	(5,588,713)	(28,282)	(2,564,214)

Net gain (loss) on investments	(121,019,142)	(2,534,216)	(134,334,289)	(688,350)	(1,925)	(6,979,919)	(91,344)	(2,845,783)

Reinvested capital gains	37,116,005	805,965	31,797,048	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,566,112)	(1,775,665)	(101,923,670)	(533,909)	(1,940)	(7,025,152)	(92,438)	(2,852,927)

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1
Reinvested dividends	$23,668	-	-	-	-	968,697	7,266,822	25,040
Mortality and expense risk charges (note 2)	(6,724)	(13,920)	(91,472)	(6,268)	(174,889)	(594,977)	(1,248,552)	(4,151)

Net investment income (loss)	16,944	(13,920)	(91,472)	(6,268)	(174,889)	373,720	6,018,270	20,889

Proceeds from mutual fund shares sold	780,247	314,893	9,652,272	52,616	8,581,995	34,303,047	50,452,710	642,884
Cost of mutual fund shares sold	(792,450)	(334,789)	(10,471,818)	(61,841)	(9,370,761)	(41,332,964)	(56,483,363)	(767,141)

Realized gain (loss) on investments	(12,203)	(19,896)	(819,546)	(9,225)	(788,766)	(7,029,917)	(6,030,653)	(124,257)
Change in unrealized gain (loss) on investments	(18,277)	(949,061)	(5,579,673)	(291,285)	(8,476,873)	(15,913,348)	(23,892,052)	(226,268)

Net gain (loss) on investments	(30,480)	(968,957)	(6,399,219)	(300,510)	(9,265,639)	(22,943,265)	(29,922,705)	(350,525)

Reinvested capital gains	-	174,368	992,395	86,636	2,532,001	645,408	2,448,871	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,536)	(808,509)	(5,498,296)	(220,142)	(6,908,527)	(21,924,137)	(21,455,564)	(329,636)

Investment Activity:	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVGR
Reinvested dividends	$313,763	28	-	438,561	37,111	-	111,738	347,047
Mortality and expense risk charges (note 2)	(716,069)	(82,341)	(1,287,791)	(1,074,718)	(49,377)	(23,803)	(128,603)	(2,659,969)

Net investment income (loss)	(402,306)	(82,313)	(1,287,791)	(636,157)	(12,266)	(23,803)	(16,865)	(2,312,922)

Proceeds from mutual fund shares sold	18,403,515	10,668,550	35,902,770	37,219,277	2,179,544	5,203,753	13,092,968	67,214,654
Cost of mutual fund shares sold	(10,803,289)	(12,697,418)	(21,556,877)	(42,172,789)	(2,759,008)	(5,745,440)	(12,865,007)	(47,615,285)

Realized gain (loss) on investments	7,600,226	(2,028,868)	14,345,893	(4,953,512)	(579,464)	(541,687)	227,961	19,599,369
Change in unrealized gain (loss) on investments	(35,517,706)	(261,229)	(73,525,161)	(66,411,465)	(1,680,926)	(463,129)	(3,897,532)	(140,675,586)

Net gain (loss) on investments	(27,917,480)	(2,290,097)	(59,179,268)	(71,364,977)	(2,260,390)	(1,004,816)	(3,669,571)	(121,076,217)

Reinvested capital gains	2,150,220	91	-	13,838,171	8,072	51,557	382,045	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,169,566)	(2,372,319)	(60,467,059)	(58,162,963)	(2,264,584)	(977,062)	(3,304,391)	(123,389,139)

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	OVCAFS	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC
Investment Activity:
Reinvested dividends	$-	2,374,361	1,815,847	61,656	106,103	62,431	7,100	47,646
Mortality and expense risk charges (note 2)	(91,399)	(1,780,031)	(1,321,839)	(85,442)	(25,677)	(9,179)	(1,204)	(108,459)

Net investment income (loss)	(91,399)	594,330	494,008	(23,786)	80,426	53,252	5,896	(60,813)

Proceeds from mutual fund shares sold	1,002,592	40,136,892	35,873,079	1,083,220	3,392,351	611,020	16,352	6,950,704
Cost of mutual fund shares sold	(687,247)	(34,856,566)	(21,771,984)	(622,967)	(4,574,701)	(798,778)	(22,315)	(9,034,605)

Realized gain (loss) on investments	315,345	5,280,326	14,101,095	460,253	(1,182,350)	(187,758)	(5,963)	(2,083,901)
Change in unrealized gain (loss) on investments	(3,066,026)	(89,026,528)	(76,182,265)	(3,067,304)	(606,013)	(485,159)	(90,139)	(2,608,008)

Net gain (loss) on investments	(2,750,681)	(83,746,202)	(62,081,170)	(2,607,051)	(1,788,363)	(672,917)	(96,102)	(4,691,909)

Reinvested capital gains	-	10,452,940	7,978,626	330,617	-	-	-	529,052

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,842,080)	(72,698,932)	(53,608,536)	(2,300,220)	(1,707,937)	(619,665)	(90,206)	(4,223,670)

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB
Investment Activity:
Reinvested dividends	$434	3,161,993	84,806	-	317,073	23,083	64,652	386
Mortality and expense risk charges (note 2)	(2,079)	(2,273,592)	(108,849)	(1,092,629)	(109,189)	(7,265)	(15,657)	(231)

Net investment income (loss)	(1,645)	888,401	(24,043)	(1,092,629)	207,884	15,818	48,995	155

Proceeds from mutual fund shares sold	26,644	64,244,677	2,717,415	26,452,269	2,673,892	274,324	374,139	6,710
Cost of mutual fund shares sold	(29,275)	(58,493,026)	(2,272,593)	(20,699,842)	(2,541,243)	(263,156)	(362,936)	(8,362)

Realized gain (loss) on investments	(2,631)	5,751,651	444,822	5,752,427	132,649	11,168	11,203	(1,652)
Change in unrealized gain (loss) on investments	(90,807)	(110,502,352)	(3,775,931)	(62,520,126)	(1,363,229)	(106,613)	(53,680)	(10,806)

Net gain (loss) on investments	(93,438)	(104,750,701)	(3,331,109)	(56,767,699)	(1,230,580)	(95,445)	(42,477)	(12,458)

Reinvested capital gains	9,017	13,739,122	445,757	-	75,957	1,088	36,799	3,317

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,066)	(90,123,178)	(2,909,395)	(57,860,328)	(946,739)	(78,539)	43,317	(8,986)

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$17,235	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(5,776)	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Net investment income (loss)	11,459	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Proceeds from mutual fund shares sold	80,348	19,705	5,658	45,535	97,844	295,357	126,016	306,056
Cost of mutual fund shares sold	(107,519)	(18,141)	(7,586)	(51,997)	(123,674)	(304,061)	(115,040)	(323,260)

Realized gain (loss) on investments	(27,171)	1,564	(1,928)	(6,462)	(25,830)	(8,704)	10,976	(17,204)
Change in unrealized gain (loss) on investments	(353,287)	(94,274)	(25,537)	(31,348)	(316,763)	(56,918)	(285,507)	(458,862)

Net gain (loss) on investments	(380,458)	(92,710)	(27,465)	(37,810)	(342,593)	(65,622)	(274,531)	(476,066)

Reinvested capital gains	72,227	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(296,772)	(94,809)	(28,108)	(39,127)	(347,404)	(68,164)	(281,161)	(490,452)

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR
Investment Activity:
Reinvested dividends	$-	-	17,650	457,662	470,306	467,971	673	-
Mortality and expense risk charges (note 2)	(154)	(78)	(202,742)	(270,824)	(148,409)	(651,700)	(2,684)	(272,226)

Net investment income (loss)	(154)	(78)	(185,092)	186,838	321,897	(183,729)	(2,011)	(272,226)

Proceeds from mutual fund shares sold	1,178	1,284	6,035,406	6,745,424	4,663,889	19,354,765	46,339	19,469,223
Cost of mutual fund shares sold	(1,579)	(1,317)	(6,274,759)	(9,060,539)	(4,707,358)	(14,564,311)	(42,682)	(31,156,237)

Realized gain (loss) on investments	(401)	(33)	(239,353)	(2,315,115)	(43,469)	4,790,454	3,657	(11,687,014)
Change in unrealized gain (loss) on investments	(6,050)	(1,645)	(9,414,343)	(7,849,625)	(382,396)	(28,592,087)	(61,769)	(23,890,893)

Net gain (loss) on investments	(6,451)	(1,678)	(9,653,696)	(10,164,740)	(425,865)	(23,801,633)	(58,112)	(35,577,907)

Reinvested capital gains	-	-	-	663,399	-	-	-	14,938,207

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,605)	(1,756)	(9,838,788)	(9,314,503)	(103,968)	(23,985,362)	(60,123)	(20,911,926)

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM
Investment Activity:
Reinvested dividends	$-	193,285	77,256	3,778	312,265	448,953	50,446	1,274,373
Mortality and expense risk charges (note 2)	(290,400)	(582,358)	(257,327)	(36,367)	(236,828)	(116,318)	(20,362)	(213,177)

Net investment income (loss)	(290,400)	(389,073)	(180,071)	(32,589)	75,437	332,635	30,084	1,061,196

Proceeds from mutual fund shares sold	8,782,300	30,192,782	9,291,395	225,336	3,387,353	10,138,539	309,868	6,493,248
Cost of mutual fund shares sold	(9,004,912)	(29,371,538)	(5,101,163)	(166,181)	(2,630,770)	(11,434,144)	(341,898)	(7,818,788)

Realized gain (loss) on investments	(222,612)	821,244	4,190,232	59,155	756,583	(1,295,605)	(32,030)	(1,325,540)
Change in unrealized gain (loss) on investments	(37,350,529)	(31,674,577)	(19,629,831)	(1,239,974)	(7,069,165)	(306,788)	(147,097)	(3,434,427)

Net gain (loss) on investments	(37,573,141)	(30,853,333)	(15,439,599)	(1,180,819)	(6,312,582)	(1,602,393)	(179,127)	(4,759,967)

Reinvested capital gains	14,422,780	8,659,750	4,230,495	-	766,923	-	-	735,547

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,440,761)	(22,582,656)	(11,389,175)	(1,213,408)	(5,470,222)	(1,269,758)	(149,043)	(2,963,224)

	MSVMG	MSVRE	VYDS	SVOF
Investment Activity:
Reinvested dividends	$151,749	5,657,383	73,104	2,118,169
Mortality and expense risk charges (note 2)	(224,988)	(2,019,555)	(127,690)	(1,388,201)

Net investment income (loss)	(73,239)	3,637,828	(54,586)	729,968

Proceeds from mutual fund shares sold	13,732,269	56,852,109	3,421,623	32,835,243
Cost of mutual fund shares sold	(15,151,763)	(67,058,042)	(3,184,488)	(27,508,152)

Realized gain (loss) on investments	(1,419,494)	(10,205,933)	237,135	5,327,091
Change in unrealized gain (loss) on investments	(13,899,671)	(123,544,689)	(6,019,549)	(82,256,265)

Net gain (loss) on investments	(15,319,165)	(133,750,622)	(5,782,414)	(76,929,174)

Reinvested capital gains	4,929,728	62,046,801	1,492,039	25,001,571

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,462,676)	(68,065,993)	(4,344,961)	(51,197,635)

See accompanying notes to financial statements.

26

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVB		AVBV2		AVCA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$68,923,673	69,006,581	13,761	9,673	(76,813)	(130,016)	(1,795)	(2,319)
Realized gain (loss) on investments	141,760,105	961,343,862	25,860	49,145	(505,362)	1,640,721	3,079	15,770
Change in unrealized gain (loss) on investments	(4,994,288,537)	(513,187,435)	(244,254)	(47,842)	(4,720,063)	(2,009,263)	(78,127)	4,302
Reinvested capital gains	614,502,928	721,563,167	-	-	1,178,385	517,364	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,169,101,831)	1,238,726,175	(204,633)	10,976	(4,123,853)	18,806	(76,843)	17,753

Equity transactions:
Purchase payments received from contract owners (note 3)	292,474,959	395,145,800	3,722	8,701	65,847	245,091	1,824	8,683
Transfers between funds	-	-	(24,676)	(47,393)	(160,799)	10,276	(18,051)	10,090
Redemptions (note 3)	(2,482,867,821)	(2,791,617,541)	(63,985)	(137,619)	(811,752)	(1,448,681)	(11,799)	(34,332)
Annuity benefits	(6,479,048)	(7,216,159)	-	-	(18,850)	(26,716)	-	-
Contract maintenance charges (note 2)	(324,720)	(324,947)	-	-	(35)	(17)	-	-
Contingent deferred sales charges (note 2)	(8,501,724)	(14,192,307)	(37)	(2,203)	(5,607)	(26,967)	(297)	(1,063)
Adjustments to maintain reserves	397,026	(28,163)	(32)	19	722	(11,894)	(14)	(43)

Net equity transactions	(2,205,301,328)	(2,418,233,317)	(85,008)	(178,495)	(930,474)	(1,258,908)	(28,337)	(16,665)

Net change in contract owners’ equity	(6,374,403,159)	(1,179,507,142)	(289,641)	(167,519)	(5,054,327)	(1,240,102)	(105,180)	1,088
Contract owners’ equity beginning of period	14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	190,381	189,293

Contract owners’ equity end of period	$7,651,606,707	14,026,009,866	302,629	592,270	3,773,176	8,827,503	85,201	190,381

CHANGES IN UNITS:
Beginning units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	14,793	16,225
Units purchased	329,568,328	338,899,951	4,343	795	506,128	242,220	564	1,600
Units redeemed	(482,949,152)	(473,121,278)	(12,707)	(15,995)	(552,476)	(341,647)	(3,683)	(3,032)

Ending units	721,371,476	874,752,300	43,568	51,932	642,858	689,206	11,674	14,793

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVCA2		AVCD2		AVGI		AVCE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(26,594)	(31,664)	(30,464)	(64,839)	1,749	(1,498)	4,059	(17,825)
Realized gain (loss) on investments	(35,588)	352,150	(769,547)	376,429	7,638	17,878	5,077	43,117
Change in unrealized gain (loss) on investments	(806,991)	(163,703)	(916,556)	(608,369)	(179,854)	21,571	(523,309)	80,598
Reinvested capital gains	-	-	274,055	353,722	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(869,173)	156,783	(1,442,512)	56,943	(170,467)	37,951	(514,173)	105,890

Equity transactions:
Purchase payments received from contract owners (note 3)	28,648	128,418	26,961	131,910	1,761	26,897	10,252	2,009
Transfers between funds	281,795	252,625	(903,208)	1,987,994	13,331	(140)	260,202	(65,862)
Redemptions (note 3)	(395,515)	(280,971)	(604,173)	(861,091)	(171,051)	(41,931)	(195,178)	(211,234)
Annuity benefits	(10,188)	(6,240)	(9,283)	(12,749)	-	-	-	-
Contract maintenance charges (note 2)	(11)	(9)	(45)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,332)	(4,574)	(4,106)	(3,851)	(302)	(8)	(1,656)	(1,725)
Adjustments to maintain reserves	(101)	2	121	75	(9)	(29)	(13)	(129)

Net equity transactions	(96,704)	89,251	(1,493,733)	1,242,251	(156,270)	(15,211)	73,607	(276,941)

Net change in contract owners’ equity	(965,877)	246,034	(2,936,245)	1,299,194	(326,737)	22,740	(440,566)	(171,051)
Contract owners’ equity beginning of period	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844	1,696,260	1,867,311

Contract owners’ equity end of period	$1,089,134	2,055,011	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260

CHANGES IN UNITS:
Beginning units	161,870	157,478	344,231	240,855	45,118	46,417	148,885	173,478
Units purchased	72,713	120,159	82,765	973,099	1,257	1,888	39,735	2,230
Units redeemed	(80,993)	(115,767)	(232,433)	(869,723)	(14,973)	(3,187)	(27,273)	(26,823)

Ending units	153,590	161,870	194,563	344,231	31,402	45,118	161,347	148,885

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	IVHS		IVRE		AVLCG		ALVGIB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(773)	(641)	14,469	16,103	(5,607)	(5,712)	(1,071)	(22,752)
Realized gain (loss) on investments	3,142	543	(90,881)	12,780	12,899	9,124	(96,205)	306,567
Change in unrealized gain (loss) on investments	(43,543)	5,927	(126,275)	(105,430)	(210,842)	58,209	(1,648,837)	(363,909)
Reinvested capital gains	20,469	-	28,017	46,053	-	-	449,753	194,260

Net increase (decrease) in contract owners’ equity resulting from operations	(20,705)	5,829	(174,670)	(30,494)	(203,550)	61,621	(1,296,360)	114,166

Equity transactions:
Purchase payments received from contract owners (note 3)	24,077	15,137	50,179	35,703	3,788	29,694	25,292	21,858
Transfers between funds	21,980	7,426	(86,469)	456,882	(1,012)	54,096	(164,505)	(612,926)
Redemptions (note 3)	(18,183)	(1,896)	(71,123)	(72,204)	(26,703)	(58,160)	(376,657)	(268,158)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(25)	(126)	(69)	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	-	(451)	(587)	(1)	(171)	(5,488)	(3,446)
Adjustments to maintain reserves	13	(8)	(174)	(6,044)	(52)	4	157	(1,382)

Net equity transactions	27,796	20,634	(108,164)	413,681	(23,980)	25,463	(521,201)	(864,054)

Net change in contract owners’ equity	7,091	26,463	(282,834)	383,187	(227,530)	87,084	(1,817,561)	(749,888)
Contract owners’ equity beginning of period	72,864	46,401	494,841	111,654	541,476	454,392	3,355,423	4,105,311

Contract owners’ equity end of period	$79,955	72,864	212,007	494,841	313,946	541,476	1,537,862	3,355,423

CHANGES IN UNITS:
Beginning units	6,191	4,361	41,195	8,689	46,389	44,482	246,507	310,719
Units purchased	6,812	2,104	19,258	53,121	6,852	7,351	7,022	12,418
Units redeemed	(3,381)	(274)	(28,188)	(20,615)	(9,027)	(5,444)	(60,036)	(76,630)

Ending units	9,622	6,191	32,265	41,195	44,214	46,389	193,493	246,507

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVPGB		ALVSVB		ACVIG		ACVIG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(43,769)	(59,439)	(65,484)	(64,001)	1,121,093	1,420,947	50	(9,761)
Realized gain (loss) on investments	122,960	224,513	(559,134)	777,119	6,439,803	16,516,780	166,996	304,934
Change in unrealized gain (loss) on investments	(1,292,206)	187,300	(2,477,429)	(1,049,780)	(69,775,284)	(18,484,012)	(1,552,658)	(357,821)
Reinvested capital gains	-	-	403,989	358,138	14,770,934	-	321,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,015)	352,374	(2,698,058)	21,476	(47,443,454)	(546,285)	(1,063,852)	(62,648)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,795	8,400	48,530	81,278	2,486,899	2,781,657	24,678	42,534
Transfers between funds	(164,093)	(330,579)	2,715,617	(435,016)	(9,168,837)	(13,558,504)	(140,298)	(189,631)
Redemptions (note 3)	(243,246)	(221,057)	(490,608)	(977,617)	(25,386,765)	(37,768,191)	(681,168)	(345,540)
Annuity benefits	-	-	(2,702)	(2,267)	(37,362)	(54,214)	(414)	(449)
Contract maintenance charges (note 2)	-	-	-	-	(5,308)	(6,106)	-	-
Contingent deferred sales charges (note 2)	(930)	(1,906)	(3,979)	(20,047)	(59,009)	(120,484)	(7,167)	(6,191)
Adjustments to maintain reserves	(48)	(96)	29	592	1,121	1,247	3,486	(603)

Net equity transactions	(384,522)	(545,238)	2,266,887	(1,353,077)	(32,169,261)	(48,724,595)	(800,883)	(499,880)

Net change in contract owners’ equity	(1,597,537)	(192,864)	(431,171)	(1,331,601)	(79,612,715)	(49,270,880)	(1,864,735)	(562,528)
Contract owners’ equity beginning of period	3,233,536	3,426,400	4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673

Contract owners’ equity end of period	$1,635,999	3,233,536	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145

CHANGES IN UNITS:
Beginning units	261,646	309,329	301,006	386,718	9,788,983	12,795,441	265,462	300,974
Units purchased	15,224	5,585	659,854	23,414	1,186,624	1,578,485	16,174	12,489
Units redeemed	(52,837)	(53,268)	(412,751)	(109,126)	(3,627,181)	(4,584,943)	(88,807)	(48,001)

Ending units	224,033	261,646	548,109	301,006	7,348,426	9,788,983	192,829	265,462

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,683,385	1,610,066	(136,045)	(377,437)	(173,150)	(374,333)	(144,367)	(77,892)
Realized gain (loss) on investments	(981,742)	(406,105)	5,436,477	12,599,245	6,830,732	8,738,200	(3,260,035)	540,182
Change in unrealized gain (loss) on investments	(5,011,522)	2,640,419	(45,224,268)	2,644,629	(41,306,793)	3,186,956	(1,609,587)	(1,405,711)
Reinvested capital gains	-	-	6,207,427	-	5,399,322	-	-	140,936

Net increase (decrease) in contract owners’ equity resulting from operations	(3,309,879)	3,844,380	(33,716,409)	14,866,437	(29,249,889)	11,550,823	(5,013,989)	(802,485)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,304,846	1,470,804	418,055	413,357	1,548,619	1,699,054	428,864	675,795
Transfers between funds	32,904,974	3,189,944	(4,302,270)	(5,908,576)	(6,080,151)	(1,497,672)	4,827,439	7,281,059
Redemptions (note 3)	(17,463,775)	(7,126,153)	(13,754,018)	(23,413,266)	(9,422,672)	(12,077,479)	(2,530,068)	(2,183,440)
Annuity benefits	(116,264)	(105,876)	(20,432)	(24,185)	(3,878)	(2,197)	-	-
Contract maintenance charges (note 2)	(642)	(399)	(2,258)	(2,569)	(847)	(896)	(495)	(298)
Contingent deferred sales charges (note 2)	(41,680)	(25,066)	(12,179)	(47,296)	(35,610)	(58,094)	(7,328)	(12,065)
Adjustments to maintain reserves	8,144	(4,920)	2,319	2,616	169	2,689	(359)	(42)

Net equity transactions	16,595,603	(2,601,666)	(17,670,783)	(28,979,919)	(13,994,370)	(11,934,595)	2,718,053	5,761,009

Net change in contract owners’ equity	13,285,724	1,242,714	(51,387,192)	(14,113,482)	(43,244,259)	(383,772)	(2,295,936)	4,958,524
Contract owners’ equity beginning of period	53,599,707	52,356,993	87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606

Contract owners’ equity end of period	$66,885,431	53,599,707	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130

CHANGES IN UNITS:
Beginning units	4,431,444	4,707,380	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275
Units purchased	6,736,141	2,021,986	268,574	680,755	708,348	990,345	2,670,828	1,534,504
Units redeemed	(5,441,234)	(2,297,922)	(1,383,716)	(2,293,973)	(1,682,872)	(1,699,412)	(2,521,521)	(1,060,532)

Ending units	5,726,351	4,431,444	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVMV2		ACVU1		ACVU2		ACVV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,966)	(2,684)	(94,521)	(138,028)	(25,716)	(31,674)	3,818,200	2,153,291
Realized gain (loss) on investments	(8,381)	19,751	(74,475)	396,143	11,343	168,623	(15,635,052)	34,159,717
Change in unrealized gain (loss) on investments	(82,441)	(51,868)	(5,487,492)	1,650,422	(963,949)	158,181	(110,623,679)	(99,697,993)
Reinvested capital gains	-	2,217	1,367,195	-	228,647	-	37,750,498	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	(95,788)	(32,584)	(4,289,293)	1,908,537	(749,675)	295,130	(84,690,033)	(23,014,145)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,168	269,753	146,501	477,874	475	24	5,654,385	8,713,861
Transfers between funds	(4,495)	109,069	(7,319,017)	4,932,437	30,087	(41,450)	(31,590,460)	(54,325,120)
Redemptions (note 3)	(10,082)	(20,335)	(1,476,252)	(1,963,103)	(111,126)	(328,100)	(56,632,902)	(79,379,249)
Annuity benefits	(28,075)	(25,157)	(11,579)	(14,327)	-	-	(92,165)	(133,655)
Contract maintenance charges (note 2)	(20)	-	(391)	(438)	-	-	(6,685)	(7,110)
Contingent deferred sales charges (note 2)	(137)	(677)	(7,088)	(19,141)	(1,187)	(5,868)	(196,269)	(476,095)
Adjustments to maintain reserves	60	350	52	(363)	(9)	(82)	58,530	(33,430)

Net equity transactions	(10,581)	333,003	(8,667,774)	3,412,939	(81,760)	(375,476)	(82,805,566)	(125,640,798)

Net change in contract owners’ equity	(106,369)	300,419	(12,957,067)	5,321,476	(831,435)	(80,346)	(167,495,599)	(148,654,943)
Contract owners’ equity beginning of period	416,040	115,621	17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138

Contract owners’ equity end of period	$309,671	416,040	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195

CHANGES IN UNITS:
Beginning units	32,641	8,750	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492
Units purchased	4,524	26,452	163,229	861,933	9,790	17,917	3,612,681	3,443,763
Units redeemed	(4,380)	(2,561)	(940,311)	(615,185)	(18,540)	(54,062)	(8,258,848)	(9,299,017)

Ending units	32,785	32,641	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVV2		ACVVS1		ACVVS2		BBCMAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$33,625	(31,633)	(185,543)	(174,389)	(7,165)	(1,970)	(640)	26,207
Realized gain (loss) on investments	(225,933)	352,729	(4,643,783)	1,921,676	(1,703)	2,126	23,632	94,238
Change in unrealized gain (loss) on investments	(2,455,562)	(1,577,676)	(6,940,815)	2,241,451	(277,587)	31,435	(987,215)	(325,702)
Reinvested capital gains	791,520	709,770	937,197	-	22,132	-	315,512	223,785

Net increase (decrease) in contract owners’ equity resulting from operations	(1,856,350)	(546,810)	(10,832,944)	3,988,738	(264,323)	31,591	(648,711)	18,528

Equity transactions:
Purchase payments received from contract owners (note 3)	44,481	116,466	426,825	280,469	77,541	351,617	81,282	71,816
Transfers between funds	(512,992)	(153,734)	(12,293,933)	29,178,951	42,087	67,507	(211,732)	(13)
Redemptions (note 3)	(783,216)	(801,363)	(2,732,253)	(2,401,725)	(9,641)	(2,154)	(329,680)	(265,561)
Annuity benefits	-	-	-	-	(31,736)	(4,718)	-	-
Contract maintenance charges (note 2)	-	-	(377)	(50)	(5)	-	-	-
Contingent deferred sales charges (note 2)	(6,538)	(12,426)	(10,015)	(7,420)	-	-	(833)	(1,548)
Adjustments to maintain reserves	(61)	(154)	(167)	(303)	(77)	129	(58)	(61)

Net equity transactions	(1,258,326)	(851,211)	(14,609,920)	27,049,922	78,169	412,381	(461,021)	(195,367)

Net change in contract owners’ equity	(3,114,676)	(1,398,021)	(25,442,864)	31,038,660	(186,154)	443,972	(1,109,732)	(176,839)
Contract owners’ equity beginning of period	7,328,653	8,726,674	31,504,187	465,527	460,497	16,525	1,993,781	2,170,620

Contract owners’ equity end of period	$4,213,977	7,328,653	6,061,323	31,504,187	274,343	460,497	884,049	1,993,781

CHANGES IN UNITS:
Beginning units	539,862	597,711	2,287,313	46,824	27,543	1,368	152,662	167,149
Units purchased	22,033	29,771	2,378,316	5,894,147	8,329	26,598	7,786	5,279
Units redeemed	(130,091)	(87,620)	(3,776,063)	(3,653,658)	(3,138)	(423)	(49,467)	(19,766)

Ending units	431,804	539,862	889,566	2,287,313	32,734	27,543	110,981	152,662

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	BBGI		BBLCG		BBCA		WVCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,001	37,773	-	(448)	(32,507)	(47,017)	12,041	(29,478)
Realized gain (loss) on investments	42,097	418,504	-	68,028	398,820	180,824	80,869	206,035
Change in unrealized gain (loss) on investments	(2,360,377)	(1,477,545)	-	(350,529)	(2,399,080)	483,689	(1,098,985)	(293,526)
Reinvested capital gains	715,977	630,056	-	319,189	445,954	362,469	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,594,302)	(391,212)	-	36,240	(1,586,813)	979,965	(1,006,075)	(116,969)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,947	38,330	-	1,276	21,498	55,772	12,444	12,923
Transfers between funds	(841,233)	1,472,929	-	(1,611,457)	(657,558)	(97,330)	(120,617)	(140,860)
Redemptions (note 3)	(560,500)	(554,545)	-	(52,212)	(498,807)	(241,113)	(435,050)	(383,420)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(37)	(47)
Contingent deferred sales charges (note 2)	(2,570)	(8,582)	-	(1,677)	(2,140)	(3,036)	(88)	(226)
Adjustments to maintain reserves	(101)	(10,640)	-	269	(53)	(40)	(217)	(52)

Net equity transactions	(1,379,457)	937,492	-	(1,663,801)	(1,137,060)	(285,747)	(543,565)	(511,682)

Net change in contract owners’ equity	(2,973,759)	546,280	-	(1,627,561)	(2,723,873)	694,218	(1,549,640)	(628,651)
Contract owners’ equity beginning of period	5,067,332	4,521,052	-	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525

Contract owners’ equity end of period	$2,093,573	5,067,332	-	-	1,112,358	3,836,231	963,234	2,512,874

CHANGES IN UNITS:
Beginning units	393,076	325,009	-	170,035	194,644	212,034	189,766	225,532
Units purchased	14,194	121,136	-	160	9,058	6,329	489	659
Units redeemed	(145,643)	(53,069)	-	(170,195)	(86,267)	(23,719)	(52,768)	(36,425)

Ending units	261,627	393,076	-	-	117,435	194,644	137,487	189,766

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WIEP		WGIP		DELS		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34,440	1,807	122,868	20,729	-	(7,631)	(125,641)	(419,255)
Realized gain (loss) on investments	393,153	961,017	(219,773)	1,750,843	-	(125,639)	(7,963,777)	3,352,354
Change in unrealized gain (loss) on investments	(2,977,267)	152,569	(3,569,481)	(3,638,075)	-	(36,668)	(12,699,776)	(5,558,515)
Reinvested capital gains	-	-	617,366	2,077,602	-	177,599	5,358,539	2,261,700

Net increase (decrease) in contract owners’ equity resulting from operations	(2,549,674)	1,115,393	(3,049,020)	211,099	-	7,661	(15,430,655)	(363,716)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,970	16,865	86,986	181,343	-	2,915	835,527	1,237,365
Transfers between funds	(181,321)	(356,442)	(469,686)	(939,372)	-	(1,336,257)	8,349,445	(8,092,633)
Redemptions (note 3)	(852,767)	(1,763,013)	(1,221,330)	(3,745,145)	-	(49,821)	(5,875,077)	(8,285,927)
Annuity benefits	(1,647)	(3,686)	-	-	-	-	(40,073)	(51,123)
Contract maintenance charges (note 2)	(44)	(51)	(171)	(193)	-	-	(1,630)	(1,651)
Contingent deferred sales charges (note 2)	(93)	(517)	(1,361)	(1,840)	-	(920)	(30,024)	(54,360)
Adjustments to maintain reserves	(284)	221	(57)	(76)	-	(48)	(1,641)	2,274

Net equity transactions	(1,026,186)	(2,106,623)	(1,605,619)	(4,505,283)	-	(1,384,131)	3,236,527	(15,246,055)

Net change in contract owners’ equity	(3,575,860)	(991,230)	(4,654,639)	(4,294,184)	-	(1,376,470)	(12,194,128)	(15,609,771)
Contract owners’ equity beginning of period	6,863,280	7,854,510	9,298,560	13,592,744	-	1,376,470	42,299,009	57,908,780

Contract owners’ equity end of period	$3,287,420	6,863,280	4,643,921	9,298,560	-	-	30,104,881	42,299,009

CHANGES IN UNITS:
Beginning units	429,076	566,655	537,328	791,274	-	101,828	2,832,247	3,827,015
Units purchased	1,727	2,709	22,416	90,718	-	1,561	2,592,774	858,338
Units redeemed	(79,064)	(140,288)	(135,292)	(344,664)	-	(103,389)	(2,468,598)	(1,853,106)

Ending units	351,739	429,076	424,452	537,328	-	-	2,956,423	2,832,247

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		DCAPS		DSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,686,447	4,038,401	768,441	540,430	(3,310)	(17,629)	(1,584)	(4,209)
Realized gain (loss) on investments	10,838,931	29,203,434	2,752,566	11,774,366	104,282	258,187	(3,156)	3,995
Change in unrealized gain (loss) on investments	(242,978,746)	1,988,057	(37,321,094)	(5,533,266)	(1,329,441)	(71,823)	(108,755)	(127,018)
Reinvested capital gains	-	-	6,302,421	-	217,910	-	20,497	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	(227,453,368)	35,229,892	(27,497,666)	6,781,530	(1,010,559)	168,735	(92,998)	(64,467)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,522,878	16,832,892	1,791,713	1,915,852	5,186	59,474	3,137	30,350
Transfers between funds	(31,240,208)	(51,522,210)	(3,207,647)	(10,070,227)	(156,286)	(313,264)	(231,987)	(2,689)
Redemptions (note 3)	(109,927,248)	(165,777,916)	(15,870,228)	(22,712,531)	(251,424)	(307,546)	(8,151)	(7,233)
Annuity benefits	(182,766)	(226,605)	(74,965)	(88,596)	-	-	-	-
Contract maintenance charges (note 2)	(31,323)	(36,121)	(4,389)	(4,678)	-	-	-	-
Contingent deferred sales charges (note 2)	(285,265)	(575,752)	(35,531)	(81,449)	(2,996)	(3,240)	(122)	(122)
Adjustments to maintain reserves	3,798	(4,361)	3,057	732	(74)	(104)	(41)	(3)

Net equity transactions	(128,140,134)	(201,310,073)	(17,397,990)	(31,040,897)	(405,594)	(564,680)	(237,164)	20,303

Net change in contract owners’ equity	(355,593,502)	(166,080,181)	(44,895,656)	(24,259,367)	(1,416,153)	(395,945)	(330,162)	(44,164)
Contract owners’ equity beginning of period	690,786,804	856,866,985	103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921

Contract owners’ equity end of period	$335,193,302	690,786,804	58,929,821	103,825,477	2,082,345	3,498,498	123,595	453,757

CHANGES IN UNITS:
Beginning units	44,544,149	57,892,321	6,500,979	8,535,184	281,395	328,325	42,914	41,384
Units purchased	6,241,546	7,769,555	1,453,038	990,536	7,364	6,687	630	2,328
Units redeemed	(16,248,571)	(21,117,727)	(2,670,654)	(3,024,741)	(45,712)	(53,617)	(26,099)	(798)

Ending units	34,537,124	44,544,149	5,283,363	6,500,979	243,047	281,395	17,445	42,914

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVIV		FALFS		FCA2S		FHIBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,258	1,094	(1,611)	(3,910)	(16,327)	(14,773)	304,658	292,821
Realized gain (loss) on investments	21,101	15,053	(62,252)	17,307	57,582	75,394	(306,216)	(64,522)
Change in unrealized gain (loss) on investments	(270,718)	(66,734)	(168,143)	(147,651)	(362,868)	23,990	(1,125,283)	(175,369)
Reinvested capital gains	77,762	63,897	89,742	66,416	19,715	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,597)	13,310	(142,264)	(67,838)	(301,898)	84,611	(1,126,841)	52,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	694	771	12,600	17,083	162,916	52,160
Transfers between funds	(92,223)	-	(121,245)	(57,876)	(59,572)	(62,835)	(441,166)	(250,546)
Redemptions (note 3)	(12,026)	(9,935)	(23,583)	(13,563)	(106,954)	(82,609)	(499,554)	(357,331)
Annuity benefits	-	-	-	-	-	-	(158)	(148)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(199)	(130)	(112)	(276)	(1,596)	(1,480)	(4,887)	(3,596)
Adjustments to maintain reserves	2	398	(2)	(36)	(85)	(13)	153	(313)

Net equity transactions	(104,446)	(9,667)	(144,248)	(70,980)	(155,607)	(129,854)	(782,696)	(559,774)

Net change in contract owners’ equity	(271,043)	3,643	(286,512)	(138,818)	(457,505)	(45,243)	(1,909,537)	(506,844)
Contract owners’ equity beginning of period	506,713	503,070	488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221

Contract owners’ equity end of period	$235,670	506,713	201,610	488,122	612,911	1,070,416	2,717,840	4,627,377

CHANGES IN UNITS:
Beginning units	26,630	27,160	43,489	49,357	84,547	94,849	339,327	381,404
Units purchased	-	-	1,567	1,415	1,835	2,993	108,880	108,684
Units redeemed	(6,599)	(530)	(17,107)	(7,283)	(16,261)	(13,295)	(174,813)	(150,761)

Ending units	20,031	26,630	27,949	43,489	70,121	84,547	273,394	339,327

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVMOS		FQB		FQBS		FEIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$27,929	305	8,691,466	9,195,488	237,078	251,688	4,212,550	2,554,331
Realized gain (loss) on investments	(492,075)	(23,092)	(6,085,171)	(376,559)	(184,414)	(68,337)	(3,024,534)	36,448,640
Change in unrealized gain (loss) on investments	10,775	(24,072)	(19,282,293)	1,071,128	(744,969)	96,063	(236,726,233)	(84,991,989)
Reinvested capital gains	-	-	-	-	-	-	514,978	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	(453,371)	(46,859)	(16,675,998)	9,890,057	(692,305)	279,414	(235,023,239)	8,035,684

Equity transactions:
Purchase payments received from contract owners (note 3)	81,430	106,793	3,948,044	4,917,921	122,715	70,469	8,640,362	12,521,860
Transfers between funds	4,875,506	317,013	(15,349,255)	(3,807,060)	(524,514)	(204,952)	(43,293,206)	(49,371,783)
Redemptions (note 3)	(1,097,378)	(319,675)	(46,276,545)	(43,202,775)	(999,123)	(908,132)	(100,584,300)	(138,499,789)
Annuity benefits	-	-	(100,308)	(104,918)	(656)	(554)	(185,994)	(266,993)
Contract maintenance charges (note 2)	(34)	(13)	(2,325)	(2,267)	-	-	(9,106)	(10,007)
Contingent deferred sales charges (note 2)	(8,545)	(44)	(165,236)	(243,353)	(11,202)	(13,876)	(259,592)	(568,511)
Adjustments to maintain reserves	(717)	(58)	(9,312)	7,285	2,401	(630)	23,002	73,443

Net equity transactions	3,850,262	104,016	(57,954,937)	(42,435,167)	(1,410,379)	(1,057,675)	(135,668,834)	(176,121,780)

Net change in contract owners’ equity	3,396,891	57,157	(74,630,935)	(32,545,110)	(2,102,684)	(778,261)	(370,692,073)	(168,086,096)
Contract owners’ equity beginning of period	1,223,240	1,166,083	235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456

Contract owners’ equity end of period	$4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010	267,087,287	637,779,360

CHANGES IN UNITS:
Beginning units	121,945	113,120	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858
Units purchased	1,281,853	239,235	4,366,048	3,270,121	46,338	47,359	4,868,023	6,121,347
Units redeemed	(934,672)	(230,410)	(8,706,792)	(6,425,044)	(173,005)	(140,296)	(14,396,008)	(15,821,239)

Ending units	469,126	121,945	12,428,184	16,768,928	606,570	733,237	26,543,981	36,071,966

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEI2		FGS		FG2		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$29,913	(53,081)	(1,441,040)	(2,228,723)	(62,627)	(81,802)	5,570,251	7,835,048
Realized gain (loss) on investments	187,703	1,155,429	19,074,895	17,271,570	325,393	655,985	(5,039,902)	2,510,773
Change in unrealized gain (loss) on investments	(6,308,647)	(2,386,753)	(188,540,707)	80,606,095	(3,061,729)	629,579	(23,551,722)	(6,673,122)
Reinvested capital gains	12,641	1,302,143	-	350,443	-	3,684	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,078,390)	17,738	(170,906,852)	95,999,385	(2,798,963)	1,207,446	(23,021,373)	3,672,699

Equity transactions:
Purchase payments received from contract owners (note 3)	100,407	197,401	6,532,243	7,293,261	15,524	70,742	327,535	1,785,096
Transfers between funds	(588,782)	(1,113,334)	(32,372,231)	(10,197,452)	358,839	(450,793)	(13,012,388)	(59,267,618)
Redemptions (note 3)	(1,556,124)	(1,332,582)	(67,408,379)	(93,739,500)	(641,298)	(656,962)	(22,341,873)	(35,930,478)
Annuity benefits	-	-	(124,996)	(114,156)	-	-	(38,660)	(48,241)
Contract maintenance charges (note 2)	-	-	(16,062)	(17,295)	-	-	(2,073)	(2,479)
Contingent deferred sales charges (note 2)	(18,948)	(22,133)	(157,310)	(312,515)	(10,663)	(12,426)	(41,792)	(115,336)
Adjustments to maintain reserves	(58)	(302)	(3,613)	11,565	(32)	(239)	857	979

Net equity transactions	(2,063,505)	(2,270,950)	(93,550,348)	(97,076,092)	(277,630)	(1,049,678)	(35,108,394)	(93,578,077)

Net change in contract owners’ equity	(8,141,895)	(2,253,212)	(264,457,200)	(1,076,707)	(3,076,593)	157,768	(58,129,767)	(89,905,378)
Contract owners’ equity beginning of period	15,223,234	17,476,446	428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312

Contract owners’ equity end of period	$7,081,339	15,223,234	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

CHANGES IN UNITS:
Beginning units	1,101,407	1,257,321	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694
Units purchased	66,399	57,702	3,363,809	7,151,797	66,431	39,302	879,789	4,814,039
Units redeemed	(254,972)	(213,616)	(10,420,406)	(14,259,635)	(97,864)	(133,458)	(4,247,088)	(13,046,842)

Ending units	912,834	1,101,407	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHISR		FOS		FO2R		FOSR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,627,213	2,420,731	455,400	1,131,429	21,140	120,905	739,962	1,992,856
Realized gain (loss) on investments	(3,985,547)	(628,516)	2,615,156	7,361,712	718,588	994,974	2,547,449	14,657,366
Change in unrealized gain (loss) on investments	(3,827,678)	(2,270,710)	(28,627,790)	(3,942,677)	(6,814,774)	(319,905)	(52,561,281)	(8,463,553)
Reinvested capital gains	-	-	4,945,362	4,126,563	1,139,337	727,488	9,580,938	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,186,012)	(478,495)	(20,611,872)	8,677,027	(4,935,709)	1,523,462	(39,692,932)	15,412,605

Equity transactions:
Purchase payments received from contract owners (note 3)	1,196,954	1,467,582	187,048	146,212	39,091	127,264	1,681,227	3,042,682
Transfers between funds	5,472,674	33,545,959	(1,336,215)	(3,964,124)	(390,493)	(3,163)	(7,164,512)	(4,876,165)
Redemptions (note 3)	(6,203,185)	(4,348,052)	(8,074,947)	(12,638,948)	(977,083)	(712,202)	(13,862,852)	(18,834,024)
Annuity benefits	-	-	(18,208)	(25,708)	(196)	(208)	(56,302)	(47,295)
Contract maintenance charges (note 2)	(227)	(78)	(770)	(798)	-	-	(1,550)	(1,636)
Contingent deferred sales charges (note 2)	(18,174)	(13,227)	(9,197)	(24,253)	(9,300)	(6,921)	(62,610)	(101,448)
Adjustments to maintain reserves	(292)	11,831	2,275	3,849	1,964	(530)	2,596	5,451

Net equity transactions	447,750	30,664,015	(9,250,014)	(16,503,770)	(1,336,017)	(595,760)	(19,464,003)	(20,812,435)

Net change in contract owners’ equity	(5,738,262)	30,185,520	(29,861,886)	(7,826,743)	(6,271,726)	927,702	(59,156,935)	(5,399,830)
Contract owners’ equity beginning of period	30,185,520	-	52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499

Contract owners’ equity end of period	$24,447,258	30,185,520	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669

CHANGES IN UNITS:
Beginning units	3,077,761	-	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681
Units purchased	5,259,682	6,979,378	213,270	424,763	53,817	63,854	1,017,722	1,874,697
Units redeemed	(4,977,599)	(3,901,617)	(790,445)	(1,293,314)	(164,628)	(97,687)	(2,320,593)	(3,036,355)

Ending units	3,359,844	3,077,761	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCS		FC2		FIGBS		FGOS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,093,641)	(3,410,738)	(169,945)	(219,506)	1,960,251	1,760,430	(291,007)	(640,795)
Realized gain (loss) on investments	17,813,085	55,638,212	524,483	1,160,511	(776,301)	(644,233)	1,561,148	2,879,230
Change in unrealized gain (loss) on investments	(342,025,884)	(123,508,728)	(9,186,346)	(3,215,038)	(4,238,529)	723,507	(28,851,921)	9,243,801
Reinvested capital gains	18,511,927	198,370,523	482,988	5,088,027	53,666	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(307,794,513)	127,089,269	(8,348,820)	2,813,994	(3,000,913)	1,839,704	(27,581,780)	11,482,236

Equity transactions:
Purchase payments received from contract owners (note 3)	13,166,368	19,820,622	65,285	300,440	1,490,364	2,683,968	859,080	709,776
Transfers between funds	(49,376,712)	(33,053,375)	(632,630)	421,425	5,196,393	12,496,952	(884,140)	(3,260,017)
Redemptions (note 3)	(116,263,512)	(165,924,464)	(2,029,992)	(1,570,434)	(15,296,977)	(12,766,010)	(8,708,883)	(13,998,348)
Annuity benefits	(362,496)	(400,657)	(7,115)	(5,649)	(114,537)	(94,354)	(2,789)	(7,065)
Contract maintenance charges (note 2)	(25,000)	(24,778)	-	-	(1,962)	(1,235)	(1,255)	(1,372)
Contingent deferred sales charges (note 2)	(354,218)	(624,114)	(23,673)	(26,135)	(50,881)	(68,052)	(13,083)	(27,830)
Adjustments to maintain reserves	23,573	61,533	37	228	5,414	3,017	45	(127)

Net equity transactions	(153,191,997)	(180,145,233)	(2,628,088)	(880,125)	(8,772,186)	2,254,286	(8,751,025)	(16,584,983)

Net change in contract owners’ equity	(460,986,510)	(53,055,964)	(10,976,908)	1,933,869	(11,773,099)	4,093,990	(36,332,805)	(5,102,747)
Contract owners’ equity beginning of period	815,675,521	868,731,485	20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156

Contract owners’ equity end of period	$354,689,011	815,675,521	9,825,333	20,802,241	54,834,387	66,607,486	19,212,604	55,545,409

CHANGES IN UNITS:
Beginning units	34,126,179	42,459,981	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093
Units purchased	4,747,398	7,484,045	56,044	92,277	2,655,637	3,651,172	1,068,057	863,866
Units redeemed	(12,876,046)	(15,817,847)	(244,332)	(149,822)	(3,414,853)	(3,422,670)	(2,036,517)	(2,304,250)

Ending units	25,997,531	34,126,179	983,215	1,171,503	4,984,533	5,743,749	3,325,249	4,293,709

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(321,442)	(214,865)	(196,933)	(211,488)	(128,980)	(181,703)	(25,170)	(37,720)
Realized gain (loss) on investments	(3,994,033)	740,316	772,748	1,008,359	(4,292,902)	(86,025)	(254,427)	44,487
Change in unrealized gain (loss) on investments	(19,917,178)	1,503,027	(8,622,741)	(278,986)	(13,916,186)	(2,394,451)	(1,338,765)	(210,336)
Reinvested capital gains	5,975,426	2,557,199	2,176,437	1,380,394	5,056,892	4,362,170	426,394	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	(18,257,227)	4,585,677	(5,870,489)	1,898,279	(13,281,176)	1,699,991	(1,191,968)	108,497

Equity transactions:
Purchase payments received from contract owners (note 3)	1,425,458	1,926,850	141,450	550,779	500,371	1,167,210	5,602	48,288
Transfers between funds	4,330,878	19,498,426	(865,828)	(4,350)	(4,396,007)	(175,347)	(261,324)	(79,574)
Redemptions (note 3)	(6,463,959)	(5,763,293)	(1,326,949)	(896,779)	(4,139,516)	(7,160,626)	(178,582)	(228,538)
Annuity benefits	(223)	(132)	(122,619)	(107,323)	(22,982)	(37,238)	-	-
Contract maintenance charges (note 2)	(1,119)	(574)	(48)	3	(763)	(959)	-	-
Contingent deferred sales charges (note 2)	(29,125)	(17,551)	(17,224)	(7,790)	(21,438)	(36,299)	(1,796)	(4,498)
Adjustments to maintain reserves	999	(1,553)	3,926	(6,060)	3,619	4,707	(13)	(92)

Net equity transactions	(737,091)	15,642,173	(2,187,292)	(471,520)	(8,076,716)	(6,238,552)	(436,113)	(264,414)

Net change in contract owners’ equity	(18,994,318)	20,227,850	(8,057,781)	1,426,759	(21,357,892)	(4,538,561)	(1,628,081)	(155,917)
Contract owners’ equity beginning of period	43,914,425	23,686,575	15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485

Contract owners’ equity end of period	$24,920,107	43,914,425	7,852,247	15,910,028	10,800,856	32,158,748	1,006,487	2,634,568

CHANGES IN UNITS:
Beginning units	3,720,767	2,219,901	688,268	726,383	1,995,932	2,381,904	172,687	189,220
Units purchased	2,476,807	3,317,381	32,714	59,779	358,554	2,023,381	4,664	8,938
Units redeemed	(2,591,357)	(1,816,515)	(158,396)	(97,894)	(966,290)	(2,409,353)	(39,471)	(25,471)

Ending units	3,606,217	3,720,767	562,586	688,268	1,388,196	1,995,932	137,880	172,687

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF10S2		FF20S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(533,285)	(286,047)	159,464	122,170	381	307	93,653	82,993
Realized gain (loss) on investments	(2,589,591)	237,471	(893,044)	224,296	617	689	(432,585)	155,588
Change in unrealized gain (loss) on investments	(27,519,089)	7,529,881	(2,834,252)	(163,826)	(9,661)	555	(2,482,108)	(116,743)
Reinvested capital gains	1,407,632	1,805,107	397,980	171,937	1,188	947	358,206	167,824

Net increase (decrease) in contract owners’ equity resulting from operations	(29,234,333)	9,286,412	(3,169,852)	354,577	(7,475)	2,498	(2,462,834)	289,662

Equity transactions:
Purchase payments received from contract owners (note 3)	1,399,448	1,482,882	137,029	936,679	13,472	-	345,824	656,119
Transfers between funds	8,143,964	28,445,837	5,538,244	6,710,517	(10,109)	-	2,234,200	4,219,388
Redemptions (note 3)	(7,460,632)	(3,304,404)	(2,752,654)	(2,343,580)	(4,362)	(1,584)	(1,508,109)	(703,545)
Annuity benefits	(29,084)	(12,229)	(3,588)	(1,345)	(3,516)	(3,920)	(7,756)	(3,015)
Contract maintenance charges (note 2)	(1,185)	(477)	(112)	(25)	(1)	-	(629)	(157)
Contingent deferred sales charges (note 2)	(29,743)	(17,946)	(9,257)	(3,638)	-	-	(7,089)	(4,243)
Adjustments to maintain reserves	2,194	(4,930)	(128)	(34)	259	291	(105)	(256)

Net equity transactions	2,024,962	26,588,733	2,909,534	5,298,574	(4,257)	(5,213)	1,056,336	4,164,291

Net change in contract owners’ equity	(27,209,371)	35,875,145	(260,318)	5,653,151	(11,732)	(2,715)	(1,406,498)	4,453,953
Contract owners’ equity beginning of period	47,397,752	11,522,607	8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054

Contract owners’ equity end of period	$20,188,381	47,397,752	8,055,568	8,315,886	22,292	34,024	5,227,509	6,634,007

CHANGES IN UNITS:
Beginning units	3,230,157	1,092,891	717,498	238,181	2,743	3,171	561,279	203,073
Units purchased	3,983,629	3,767,516	863,436	837,524	1,204	-	504,980	539,686
Units redeemed	(4,048,755)	(1,630,250)	(631,933)	(358,207)	(1,516)	(428)	(395,348)	(181,480)

Ending units	3,165,031	3,230,157	949,001	717,498	2,431	2,743	670,911	561,279

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S2		FF30S		FF30S2		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,031	54	34,343	45,184	2,317	2,404	185,370	83,453
Realized gain (loss) on investments	(474)	510	(152,920)	49,357	(27,824)	3,869	(2,685,224)	1,061,894
Change in unrealized gain (loss) on investments	(33,780)	1,011	(1,629,441)	(62,754)	(190,095)	(3,817)	(8,166,063)	1,028,517
Reinvested capital gains	3,596	1,338	228,388	111,626	26,641	12,384	2,366,707	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	(29,627)	2,913	(1,519,630)	143,413	(188,961)	14,840	(8,299,210)	3,033,557

Equity transactions:
Purchase payments received from contract owners (note 3)	64,998	9,979	574,791	705,561	-	235,736	341,295	437,882
Transfers between funds	-	-	(78,431)	2,211,292	184,744	-	(8,959,556)	17,069,269
Redemptions (note 3)	(1,914)	-	(226,412)	(375,554)	(54,174)	(10,581)	(2,348,529)	(2,250,179)
Annuity benefits	(6,148)	(3,950)	-	-	(27,673)	(22,622)	(22,802)	(29,197)
Contract maintenance charges (note 2)	(2)	-	(887)	(345)	(5)	-	(209)	(124)
Contingent deferred sales charges (note 2)	-	-	(3,201)	(7,124)	-	-	(9,414)	(10,196)
Adjustments to maintain reserves	540	569	(59)	(92)	1,232	1,230	1,273	(1,886)

Net equity transactions	57,474	6,598	265,801	2,533,738	104,124	203,763	(10,997,942)	15,215,569

Net change in contract owners’ equity	27,847	9,511	(1,253,829)	2,677,151	(84,837)	218,603	(19,297,152)	18,249,126
Contract owners’ equity beginning of period	43,848	34,337	3,625,337	948,186	377,140	158,537	24,382,734	6,133,608

Contract owners’ equity end of period	$71,695	43,848	2,371,508	3,625,337	292,303	377,140	5,085,582	24,382,734

CHANGES IN UNITS:
Beginning units	3,382	2,852	301,314	85,992	27,932	12,830	1,629,698	483,848
Units purchased	5,622	680	168,857	259,751	16,127	16,966	564,552	2,240,638
Units redeemed	(712)	(150)	(140,179)	(44,429)	(8,798)	(1,864)	(1,447,461)	(1,094,788)

Ending units	8,292	3,382	329,992	301,314	35,261	27,932	746,789	1,629,698

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$674	665	210,114	113,104	24,429	-	1,231,132	287,909
Realized gain (loss) on investments	7,706	6,423	(938,218)	197,558	(112,861)	-	1,289,935	422,029
Change in unrealized gain (loss) on investments	(48,524)	1,933	(7,688,911)	570,989	(96,307)	-	(1,091,876)	1,282,486
Reinvested capital gains	6,350	4,475	1,445,923	540,392	28,167	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,794)	13,496	(6,971,092)	1,422,043	(156,572)	-	1,429,191	1,992,424

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	521,952	797,172	23,564	-	1,292,654	1,227,438
Transfers between funds	(9,283)	-	4,071,162	7,732,645	1,190,706	-	14,320,636	21,451,699
Redemptions (note 3)	(112)	(783)	(2,620,193)	(1,495,455)	(34,830)	-	(7,902,089)	(3,392,114)
Annuity benefits	(14,470)	(15,601)	(33,129)	(34,921)	-	-	(15,726)	(12,775)
Contract maintenance charges (note 2)	-	-	(797)	(179)	(1)	-	(287)	(41)
Contingent deferred sales charges (note 2)	-	-	(13,459)	(9,010)	(268)	-	(17,849)	(9,595)
Adjustments to maintain reserves	806	747	988	1,393	(8)	-	270	(2,006)

Net equity transactions	(23,059)	(15,637)	1,926,524	6,991,645	1,179,163	-	7,677,609	19,262,606

Net change in contract owners’ equity	(56,853)	(2,141)	(5,044,568)	8,413,688	1,022,591	-	9,106,800	21,255,030
Contract owners’ equity beginning of period	102,271	104,412	14,705,701	6,292,013	-	-	33,144,739	11,889,709

Contract owners’ equity end of period	$45,418	102,271	9,661,133	14,705,701	1,022,591	-	42,251,539	33,144,739

CHANGES IN UNITS:
Beginning units	5,496	6,397	1,094,763	505,381	-	-	2,850,554	1,106,336
Units purchased	64	-	925,782	967,439	256,373	-	3,628,953	2,734,673
Units redeemed	(1,416)	(901)	(771,661)	(378,057)	(104,161)	-	(3,014,178)	(990,455)

Ending units	4,144	5,496	1,248,884	1,094,763	152,212	-	3,465,329	2,850,554

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVIS2		FTVRD2		FTVSV2		WRASP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,347,439	1,421,570	2,478	10,210	4,042	(96,419)	(2,612,292)	(1,750,184)
Realized gain (loss) on investments	(3,927,872)	1,668,150	6,041	50,991	(5,763,259)	462,702	16,219,589	5,259,266
Change in unrealized gain (loss) on investments	(17,396,908)	(2,690,240)	(292,640)	(125,339)	(3,889,596)	(3,056,983)	(123,515,090)	83,813,774
Reinvested capital gains	1,248,095	395,282	7,040	18,291	1,492,261	1,430,708	20,330,014	14,731,001

Net increase (decrease) in contract owners’ equity resulting from operations	(17,729,246)	794,762	(277,081)	(45,847)	(8,156,552)	(1,259,992)	(89,577,779)	102,053,857

Equity transactions:
Purchase payments received from contract owners (note 3)	1,594,129	5,629,647	(153)	(17)	605,751	781,542	5,377,135	8,691,525
Transfers between funds	3,260,697	27,746,873	(63,674)	(89,572)	8,331,848	7,384,923	5,322,185	9,698,337
Redemptions (note 3)	(13,272,437)	(10,560,479)	(50,321)	(34,203)	(3,090,755)	(3,582,692)	(37,513,143)	(18,495,618)
Annuity benefits	(72,030)	(64,945)	(70,372)	(90,563)	(41,821)	(43,267)	(29,755)	(15,846)
Contract maintenance charges (note 2)	(559)	(292)	(45)	(7)	(277)	(129)	-	-
Contingent deferred sales charges (note 2)	(26,997)	(15,807)	(1,546)	(482)	(13,304)	(13,509)	(200,721)	(290,666)
Adjustments to maintain reserves	2,871	3,402	4,661	5,030	2,283	(3,071)	9,690	3,450

Net equity transactions	(8,514,326)	22,738,399	(181,450)	(209,814)	5,793,725	4,523,797	(27,034,609)	(408,818)

Net change in contract owners’ equity	(26,243,572)	23,533,161	(458,531)	(255,661)	(2,362,827)	3,263,805	(116,612,388)	101,645,039
Contract owners’ equity beginning of period	60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	344,804,295	243,159,256

Contract owners’ equity end of period	$34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	228,191,907	344,804,295

CHANGES IN UNITS:
Beginning units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	14,390,538	14,439,370
Units purchased	2,770,029	5,755,834	596	-	3,120,705	1,720,511	5,309,278	1,694,667
Units redeemed	(3,767,993)	(3,812,394)	(16,560)	(16,180)	(2,600,502)	(1,339,384)	(6,790,123)	(1,743,499)

Ending units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	12,909,693	14,390,538

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRBP		WRBDP		WRCEP		WRDIV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(949,093)	51,733	(1,459,742)	3,318,179	(2,256,548)	(1,870,341)	(431,421)	(135,172)
Realized gain (loss) on investments	4,132,142	3,144,467	(1,078,327)	(203,248)	4,575,696	7,686,441	1,521,989	587,915
Change in unrealized gain (loss) on investments	(22,916,709)	8,076,334	1,094,768	1,758,736	(90,860,666)	2,167,297	(16,387,185)	4,510,087
Reinvested capital gains	54,179	1,795	-	-	5,051,921	22,981,411	49,185	322,208

Net increase (decrease) in contract owners’ equity resulting from operations	(19,679,481)	11,274,329	(1,443,301)	4,873,667	(83,489,597)	30,964,808	(15,247,432)	5,285,038

Equity transactions:
Purchase payments received from contract owners (note 3)	1,060,989	1,265,149	1,914,602	1,952,475	2,556,815	3,404,189	999,252	1,901,308
Transfers between funds	(4,542,968)	(3,508,055)	9,419,584	40,090,803	(13,933,384)	(15,538,802)	937,874	6,128,540
Redemptions (note 3)	(13,178,441)	(7,525,316)	(20,020,161)	(8,464,274)	(26,779,210)	(19,709,254)	(5,352,886)	(1,870,494)
Annuity benefits	(13,424)	(13,028)	(34,272)	(13,130)	(16,425)	(16,231)	(4,137)	(4,818)
Contract maintenance charges (note 2)	-	-	-	-	(62)	-	-	-
Contingent deferred sales charges (note 2)	(55,474)	(103,889)	(95,223)	(117,093)	(136,604)	(312,818)	(32,063)	(28,424)
Adjustments to maintain reserves	5,820	(1,096)	4,056	1,971	31,734	5,747	(187)	1,163

Net equity transactions	(16,723,498)	(9,886,235)	(8,811,414)	33,450,752	(38,277,136)	(32,167,169)	(3,452,147)	6,127,275

Net change in contract owners’ equity	(36,402,979)	1,388,094	(10,254,715)	38,324,419	(121,766,733)	(1,202,361)	(18,699,579)	11,412,313
Contract owners’ equity beginning of period	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459	43,136,906	31,724,593

Contract owners’ equity end of period	$62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098	24,437,327	43,136,906

CHANGES IN UNITS:
Beginning units	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360	2,699,802	2,287,217
Units purchased	2,212,535	324,493	4,843,743	3,860,087	7,115,799	736,020	1,190,088	721,623
Units redeemed	(3,619,785)	(1,078,696)	(5,606,136)	(1,260,533)	(11,218,324)	(3,659,949)	(1,483,798)	(309,038)

Ending units	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431	2,406,092	2,699,802

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRENG		WRGNR		WRGP		WRHIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(139,321)	(33,422)	(40,617)	(732,490)	(2,865,797)	(3,616,784)	(472,701)	5,313,024
Realized gain (loss) on investments	422,792	58,709	2,341,583	1,249,986	8,136,002	11,276,144	(1,115,548)	198,966
Change in unrealized gain (loss) on investments	(7,561,825)	2,095,711	(47,372,142)	14,000,634	(105,511,623)	45,858,613	(16,350,585)	(3,385,854)
Reinvested capital gains	12,285	29,226	2,831,602	5,064,463	2,105,992	6,725,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,266,069)	2,150,224	(42,239,574)	19,582,593	(98,135,426)	60,243,098	(17,938,834)	2,126,136

Equity transactions:
Purchase payments received from contract owners (note 3)	626,786	1,073,891	1,399,957	2,391,903	2,791,705	3,036,005	1,115,645	1,605,584
Transfers between funds	4,670,150	6,106,284	1,038,331	8,276,339	(17,142,059)	(21,241,983)	(1,287,783)	3,319,010
Redemptions (note 3)	(1,292,656)	(447,182)	(5,942,907)	(3,353,805)	(28,097,664)	(19,497,829)	(8,958,736)	(6,205,112)
Annuity benefits	-	-	(2,875)	(3,184)	(14,017)	(12,730)	(15,832)	(6,575)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,433)	(6,071)	(31,610)	(53,144)	(157,182)	(328,606)	(43,739)	(79,375)
Adjustments to maintain reserves	(105)	(189)	(333)	3,745	16,409	(3,791)	6,333	(2,327)

Net equity transactions	3,998,742	6,726,733	(3,539,437)	7,261,854	(42,602,808)	(38,048,934)	(9,184,112)	(1,368,795)

Net change in contract owners’ equity	(3,267,327)	8,876,957	(45,779,011)	26,844,447	(140,738,234)	22,194,164	(27,122,946)	757,341
Contract owners’ equity beginning of period	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191	84,055,898	83,298,557

Contract owners’ equity end of period	$7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355	56,932,952	84,055,898

CHANGES IN UNITS:
Beginning units	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345	5,514,524	5,604,764
Units purchased	936,240	678,343	1,617,833	853,106	7,248,335	788,814	1,861,801	719,281
Units redeemed	(684,081)	(108,752)	(1,866,041)	(453,177)	(11,826,267)	(4,506,687)	(2,574,795)	(809,521)

Ending units	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472	4,801,530	5,514,524

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRIP		WRI2P		WRMIC		WRMCG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(725,665)	(599,501)	(249,106)	113,229	(59,902)	(86,777)	(170,082)	(189,802)
Realized gain (loss) on investments	4,363,468	2,926,709	(966,393)	1,415,784	2,652	533,444	10,049	268,939
Change in unrealized gain (loss) on investments	(40,979,851)	10,110,684	(14,803,484)	(1,937,952)	(2,860,331)	(135,320)	(5,895,996)	959,096
Reinvested capital gains	1,289,104	2,224,092	489,117	3,592,027	-	-	175,165	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	(36,052,944)	14,661,984	(15,529,866)	3,183,088	(2,917,581)	311,347	(5,880,864)	1,440,601

Equity transactions:
Purchase payments received from contract owners (note 3)	1,077,574	1,928,460	447,529	1,246,348	110,934	167,999	255,665	705,919
Transfers between funds	(3,583,813)	3,932,861	(3,982,632)	2,376,758	(343,848)	(191,234)	(317,196)	4,284,892
Redemptions (note 3)	(8,097,305)	(6,031,845)	(3,474,581)	(3,069,392)	(459,542)	(535,335)	(1,424,429)	(1,189,904)
Annuity benefits	(4,281)	(4,209)	(7,934)	(4,334)	(4,208)	(4,681)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(50,282)	(102,870)	(23,063)	(50,005)	(4,993)	(10,146)	(6,539)	(17,406)
Adjustments to maintain reserves	8,917	5,698	5,892	(6,059)	52	148	(10,828)	1,300

Net equity transactions	(10,649,190)	(271,905)	(7,034,789)	493,316	(701,605)	(573,249)	(1,503,327)	3,784,801

Net change in contract owners’ equity	(46,702,134)	14,390,079	(22,564,655)	3,676,404	(3,619,186)	(261,902)	(7,384,191)	5,225,402
Contract owners’ equity beginning of period	89,991,958	75,601,879	40,050,474	36,374,070	6,422,216	6,684,118	16,820,762	11,595,360

Contract owners’ equity end of period	$43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216	9,436,571	16,820,762

CHANGES IN UNITS:
Beginning units	6,280,053	6,317,661	2,118,596	2,084,663	416,786	457,441	1,245,741	954,630
Units purchased	2,265,176	874,190	689,829	515,583	165,270	81,315	584,332	484,641
Units redeemed	(3,301,387)	(911,798)	(1,162,540)	(481,650)	(231,085)	(121,970)	(723,346)	(193,530)

Ending units	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786	1,106,727	1,245,741

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMMP		WRMSP		WRRESP		WRSTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$429,651	1,149,836	(31,041)	185,409	(126,154)	(234,727)	(1,384,958)	(1,703,395)
Realized gain (loss) on investments	-	-	(206,578)	(33,894)	(544,934)	1,810,968	4,022,139	5,976,451
Change in unrealized gain (loss) on investments	-	-	(756,628)	34,819	(6,294,814)	(7,086,843)	(49,372,796)	(3,045,846)
Reinvested capital gains	-	-	-	-	248,914	864,218	2,785,882	25,247,198

Net increase (decrease) in contract owners’ equity resulting from operations	429,651	1,149,836	(994,247)	186,334	(6,716,988)	(4,646,384)	(43,949,733)	26,474,408

Equity transactions:
Purchase payments received from contract owners (note 3)	2,886,776	6,425,111	117,722	180,809	333,916	673,618	1,877,522	2,375,156
Transfers between funds	50,433,521	13,381,445	(863,584)	1,168,475	(970,870)	(2,777,389)	(7,536,349)	(3,716,863)
Redemptions (note 3)	(26,581,291)	(11,513,739)	(1,152,576)	(833,291)	(1,828,968)	(2,285,844)	(12,459,810)	(9,440,600)
Annuity benefits	(17,576)	(631)	(2,064)	(2,215)	(4,709)	(6,178)	(7,261)	(7,395)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(112,361)	(143,763)	(3,904)	(13,429)	(14,856)	(41,869)	(79,605)	(177,899)
Adjustments to maintain reserves	17,215	7,010	(170)	34	898	2,901	1,151	4,067

Net equity transactions	26,626,284	8,155,433	(1,904,576)	500,383	(2,484,589)	(4,434,761)	(18,204,352)	(10,963,534)

Net change in contract owners’ equity	27,055,935	9,305,269	(2,898,823)	686,717	(9,201,577)	(9,081,145)	(62,154,085)	15,510,874
Contract owners’ equity beginning of period	40,493,205	31,187,936	9,365,711	8,678,994	19,090,459	28,171,604	137,115,307	121,604,433

Contract owners’ equity end of period	$67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459	74,961,222	137,115,307

CHANGES IN UNITS:
Beginning units	3,735,294	2,969,855	855,365	808,187	1,285,756	1,572,126	9,699,144	10,562,288
Units purchased	7,984,467	3,200,311	358,254	266,232	652,473	293,098	2,699,063	599,306
Units redeemed	(5,606,124)	(2,434,872)	(541,563)	(219,054)	(869,928)	(579,468)	(4,331,364)	(1,462,450)

Ending units	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756	8,066,843	9,699,144

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCP		WRSCV		WRVP		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,215,642)	(1,739,372)	(104,126)	(176,499)	(985,737)	(540,577)	840	259
Realized gain (loss) on investments	4,676,896	6,072,623	(850,922)	(59,747)	2,928,195	4,960,222	170	4,089
Change in unrealized gain (loss) on investments	(52,623,308)	(1,757,309)	(2,292,457)	(1,042,471)	(39,058,141)	(10,610,895)	(17,008)	(1,188)
Reinvested capital gains	1,320,347	12,468,603	184,322	574,769	629,272	7,415,435	1,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,841,707)	15,044,545	(3,063,183)	(703,948)	(36,486,411)	1,224,185	(14,070)	3,160

Equity transactions:
Purchase payments received from contract owners (note 3)	1,429,849	1,468,283	185,251	327,491	966,918	1,066,148	-	-
Transfers between funds	(9,253,838)	(8,842,772)	(197,854)	272,410	(7,865,460)	(7,417,702)	79,385	(19,067)
Redemptions (note 3)	(10,918,980)	(9,448,666)	(1,166,148)	(1,369,669)	(10,450,066)	(9,110,904)	(6,656)	(2,100)
Annuity benefits	(11,108)	(11,023)	(6,760)	(4,046)	(15,132)	(18,303)	-	(367)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75,836)	(164,678)	(6,828)	(23,430)	(77,358)	(154,700)	-	-
Adjustments to maintain reserves	10,927	(1,556)	(4)	480	345	5,249	113	56

Net equity transactions	(18,818,986)	(17,000,412)	(1,192,343)	(796,764)	(17,440,753)	(15,630,212)	72,842	(21,478)

Net change in contract owners’ equity	(66,660,693)	(1,955,867)	(4,255,526)	(1,500,712)	(53,927,164)	(14,406,027)	58,772	(18,318)
Contract owners’ equity beginning of period	130,404,579	132,360,446	12,044,210	13,544,922	116,064,087	130,470,114	32,613	50,931

Contract owners’ equity end of period	$63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087	91,385	32,613

CHANGES IN UNITS:
Beginning units	8,843,950	10,059,603	921,499	981,472	7,960,591	9,004,271	2,342	3,983
Units purchased	2,689,893	389,076	404,552	213,705	1,822,179	440,369	6,157	-
Units redeemed	(4,391,929)	(1,604,729)	(501,325)	(273,678)	(3,290,781)	(1,484,049)	(580)	(1,641)

Ending units	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591	7,919	2,342

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAGTS2		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,114,763)	(2,254,224)	(238,889)	(336,667)	(155,741)	(181,130)	(13,905)	(27,699)
Realized gain (loss) on investments	36,028,375	39,533,507	690,275	2,036,062	687,087	2,649,014	(248,707)	8,047
Change in unrealized gain (loss) on investments	(128,871,167)	28,781,149	(13,793,583)	5,458,414	(8,720,454)	1,128,863	(954,111)	135,140
Reinvested capital gains	-	-	-	-	-	-	147,027	32,196

Net increase (decrease) in contract owners’ equity resulting from operations	(94,957,555)	66,060,432	(13,342,197)	7,157,809	(8,189,108)	3,596,747	(1,069,696)	147,684

Equity transactions:
Purchase payments received from contract owners (note 3)	3,112,750	3,935,209	230,217	205,230	775,081	978,201	23,388	206,711
Transfers between funds	868,058	7,390,211	(1,805,811)	(3,319,995)	(634,197)	(736,230)	161,370	(60,266)
Redemptions (note 3)	(40,583,636)	(47,693,850)	(5,496,738)	(9,494,442)	(2,935,255)	(3,748,965)	(654,840)	(597,532)
Annuity benefits	(37,253)	(30,133)	(2,421)	(2,948)	-	-	(310)	-
Contract maintenance charges (note 2)	(4,319)	(4,004)	(1,480)	(1,708)	(459)	(509)	(2)	(1)
Contingent deferred sales charges (note 2)	(107,794)	(181,896)	(5,911)	(34,215)	(16,308)	(21,198)	(1,485)	(2,662)
Adjustments to maintain reserves	86,097	(219,400)	22,186	600	(74,995)	(319)	(103)	(23)

Net equity transactions	(36,666,097)	(36,803,863)	(7,059,958)	(12,647,478)	(2,886,133)	(3,529,020)	(471,982)	(453,773)

Net change in contract owners’ equity	(131,623,652)	29,256,569	(20,402,155)	(5,489,669)	(11,075,241)	67,727	(1,541,678)	(306,089)
Contract owners’ equity beginning of period	237,543,444	208,286,875	34,810,960	40,300,629	19,686,825	19,619,098	3,150,367	3,456,456

Contract owners’ equity end of period	$105,919,792	237,543,444	14,408,805	34,810,960	8,611,584	19,686,825	1,608,689	3,150,367

CHANGES IN UNITS:
Beginning units	19,196,350	20,957,631	7,228,127	10,187,641	1,356,019	1,632,227	177,353	204,029
Units purchased	7,946,503	10,875,168	497,940	2,918,408	422,047	651,974	66,214	95,551
Units redeemed	(11,150,132)	(12,636,449)	(2,349,706)	(5,877,922)	(710,486)	(928,182)	(102,993)	(122,227)

Ending units	15,992,721	19,196,350	5,376,361	7,228,127	1,067,580	1,356,019	140,574	177,353

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		JPMCVP		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,637,524	(1,206,071)	2,001,349	(1,292,363)	(6,076)	(99,901)	1,150,829	834,075
Realized gain (loss) on investments	18,441,362	31,399,487	20,122,672	29,137,711	(492,149)	2,908,772	(837,383)	149,277
Change in unrealized gain (loss) on investments	(102,734,913)	8,405,584	(122,594,162)	10,672,374	(8,443,606)	(3,597,345)	(6,412,462)	877,204
Reinvested capital gains	15,048,524	-	18,856,175	-	1,484,506	1,730,987	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(67,607,503)	38,599,000	(81,613,966)	38,517,722	(7,457,325)	942,513	(6,099,016)	1,860,556

Equity transactions:
Purchase payments received from contract owners (note 3)	1,047,864	1,116,075	3,660,114	6,208,609	9,693	15,657	1,145,069	1,356,051
Transfers between funds	(7,174,128)	(12,310,196)	(14,771,518)	7,985,870	(5,683,501)	(8,655,421)	(8,253,610)	7,232,407
Redemptions (note 3)	(26,348,234)	(37,478,420)	(24,069,227)	(27,539,624)	(3,978,350)	(6,389,387)	(10,823,914)	(10,013,420)
Annuity benefits	(23,074)	(27,391)	(67,957)	(56,337)	(3,627)	(4,435)	(39,774)	(28,638)
Contract maintenance charges (note 2)	(4,626)	(4,888)	(2,943)	(2,222)	(498)	(632)	(1,163)	(581)
Contingent deferred sales charges (note 2)	(23,357)	(100,108)	(87,615)	(142,254)	(5,192)	(27,973)	(27,783)	(29,005)
Adjustments to maintain reserves	56,010	(174,419)	26,370	16,992	(366)	652	1,041	614

Net equity transactions	(32,469,545)	(48,979,347)	(35,312,776)	(13,528,966)	(9,661,841)	(15,061,539)	(18,000,134)	(1,482,572)

Net change in contract owners’ equity	(100,077,048)	(10,380,347)	(116,926,742)	24,988,756	(17,119,166)	(14,119,026)	(24,099,150)	377,984
Contract owners’ equity beginning of period	154,316,456	164,696,803	178,522,653	153,533,897	28,810,043	42,929,069	53,221,395	52,843,411

Contract owners’ equity end of period	$54,239,408	154,316,456	61,595,911	178,522,653	11,690,877	28,810,043	29,122,245	53,221,395

CHANGES IN UNITS:
Beginning units	8,694,808	10,413,775	6,157,632	6,727,631	2,001,101	3,023,212	4,927,107	5,053,380
Units purchased	763,914	3,056,452	2,032,442	3,423,449	110,617	260,865	2,400,115	3,239,415
Units redeemed	(2,773,780)	(4,775,419)	(3,703,408)	(3,993,448)	(883,498)	(1,282,976)	(4,187,488)	(3,365,688)

Ending units	6,684,942	8,694,808	4,486,666	6,157,632	1,228,220	2,001,101	3,139,734	4,927,107

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MMCGSC		MNDSC		MVFSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,072)	(3,279)	(41,644)	(58,305)	(19,405)	(27,898)	(65,618)	(196,245)
Realized gain (loss) on investments	2,575	9,838	79,081	244,337	(12,891)	145,276	(845,018)	1,422,814
Change in unrealized gain (loss) on investments	(104,015)	18,733	(1,819,815)	(64,283)	(676,408)	(212,777)	(16,140,076)	257,937
Reinvested capital gains	10,494	-	319,435	120,578	214,547	108,508	1,745,231	664,222

Net increase (decrease) in contract owners’ equity resulting from operations	(93,018)	25,292	(1,462,943)	242,327	(494,157)	13,109	(15,305,481)	2,148,728

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(12)	6,943	39,505	6,459	48,139	928,426	817,094
Transfers between funds	(4,076)	(1,863)	(148,555)	(230,139)	(366)	(101,197)	5,626,261	13,172,545
Redemptions (note 3)	(11,265)	(15,419)	(118,741)	(323,014)	(101,436)	(273,163)	(5,270,103)	(5,279,336)
Annuity benefits	(6,696)	(8,865)	-	-	-	-	(29,551)	(28,912)
Contract maintenance charges (note 2)	(2)	-	-	-	-	-	(385)	(149)
Contingent deferred sales charges (note 2)	(179)	(405)	(568)	(3,957)	(822)	(5,360)	(13,194)	(31,775)
Adjustments to maintain reserves	668	(12,177)	(46)	(131)	(46,621)	(16,155)	(279)	1,827

Net equity transactions	(21,556)	(38,741)	(260,967)	(517,736)	(142,786)	(347,736)	1,241,175	8,651,294

Net change in contract owners’ equity	(114,574)	(13,449)	(1,723,910)	(275,409)	(636,943)	(334,627)	(14,064,306)	10,800,022
Contract owners’ equity beginning of period	261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

Contract owners’ equity end of period	$147,243	261,817	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095

CHANGES IN UNITS:
Beginning units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741
Units purchased	84	-	8,125	7,373	12,289	7,203	2,174,589	2,089,365
Units redeemed	(2,001)	(3,065)	(32,946)	(52,583)	(25,279)	(36,240)	(2,104,465)	(1,357,734)

Ending units	18,125	20,042	234,916	259,737	101,953	114,943	3,458,496	3,388,372

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAAA2		GVABD2		GVAGG2		GVAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$439,959	432,360	1,344,204	2,047,545	404,639	372,844	288,566	(195,151)
Realized gain (loss) on investments	(1,577,102)	749,941	(1,872,198)	196,708	(481,663)	1,137,658	(917,919)	830,095
Change in unrealized gain (loss) on investments	(14,412,669)	(36,834)	(3,720,930)	(1,750,119)	(14,244,214)	1,367,005	(21,230,930)	1,970,600
Reinvested capital gains	500,454	20,716	26,029	-	911,284	-	2,103,079	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	(15,049,358)	1,166,183	(4,222,895)	494,134	(13,409,954)	2,877,507	(19,757,204)	2,614,645

Equity transactions:
Purchase payments received from contract owners (note 3)	2,697,976	4,262,092	1,111,878	1,825,998	986,481	1,559,896	1,652,820	2,588,825
Transfers between funds	6,828,923	28,667,706	1,875,370	28,281,851	3,937,864	13,784,728	9,771,893	15,886,682
Redemptions (note 3)	(11,934,581)	(7,245,537)	(7,863,791)	(4,173,458)	(4,186,077)	(4,244,607)	(5,697,519)	(4,817,965)
Annuity benefits	(53,909)	(34,481)	(40,002)	(16,774)	(13,058)	(8,246)	(32,456)	(29,369)
Contract maintenance charges (note 2)	(746)	(297)	(269)	(83)	(693)	(322)	(1,378)	(645)
Contingent deferred sales charges (note 2)	(39,667)	(31,306)	(15,551)	(10,735)	(16,773)	(12,511)	(26,625)	(19,704)
Adjustments to maintain reserves	4,681	1,444	994	391	1,481	1,202	1,638	656

Net equity transactions	(2,497,323)	25,619,621	(4,931,371)	25,907,190	709,225	11,080,140	5,668,373	13,608,480

Net change in contract owners’ equity	(17,546,681)	26,785,804	(9,154,266)	26,401,324	(12,700,729)	13,957,647	(14,088,831)	16,223,125
Contract owners’ equity beginning of period	48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	38,053,232	21,830,107

Contract owners’ equity end of period	$31,208,437	48,755,118	30,618,095	39,772,361	19,548,258	32,248,987	23,964,401	38,053,232

CHANGES IN UNITS:
Beginning units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	3,258,610	2,097,865
Units purchased	2,463,802	3,831,102	3,966,962	4,022,920	1,438,508	2,191,970	2,550,266	2,362,729
Units redeemed	(2,948,531)	(1,566,798)	(4,480,190)	(1,606,100)	(1,440,068)	(1,260,850)	(2,084,436)	(1,201,984)

Ending units	3,842,337	4,327,066	3,167,010	3,680,238	2,607,903	2,609,463	3,724,440	3,258,610

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGI2		NVCRA2		NVCRB2		NVCCA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$105,814	49,505	9,231	-	19,796	-	29,851	-
Realized gain (loss) on investments	(769,927)	(19,080)	(51,468)	-	(228,204)	-	(334,518)	-
Change in unrealized gain (loss) on investments	(3,310,354)	(262,412)	(454,266)	-	(369,131)	-	(1,142,261)	-
Reinvested capital gains	2,817	-	28,153	-	13,371	-	40,598	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,971,650)	(231,987)	(468,350)	-	(564,168)	-	(1,406,330)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	727,755	630,472	42,121	-	25,620	-	2,981	-
Transfers between funds	5,930,503	5,830,679	1,783,924	-	4,358,746	-	6,556,923	-
Redemptions (note 3)	(1,064,026)	(376,792)	(64,326)	-	(784,528)	-	(961,052)	-
Annuity benefits	(42,161)	(10,126)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(128)	-	-	-	(7)	-	-	-
Contingent deferred sales charges (note 2)	(1,959)	(1,101)	(92)	-	(18)	-	(19,780)	-
Adjustments to maintain reserves	1,438	215	625	-	(15)	-	(24)	-

Net equity transactions	5,551,422	6,073,347	1,762,252	-	3,599,798	-	5,579,048	-

Net change in contract owners’ equity	1,579,772	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-
Contract owners’ equity beginning of period	5,841,360	-	-	-	-	-	-	-

Contract owners’ equity end of period	$7,421,132	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-

CHANGES IN UNITS:
Beginning units	537,058	-	-	-	-	-	-	-
Units purchased	1,058,928	642,253	233,367	-	514,419	-	701,112	-
Units redeemed	(446,888)	(105,195)	(29,958)	-	(132,316)	-	(141,385)	-

Ending units	1,149,098	537,058	203,409	-	382,103	-	559,727	-

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCN2		NVCMD2		NVCMA2		NVCMC2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,672	-	39,777	-	15,937	-	22,033	-
Realized gain (loss) on investments	(138,552)	-	(78,586)	-	(137,427)	-	(86,137)	-
Change in unrealized gain (loss) on investments	(107,989)	-	(1,059,754)	-	(593,494)	-	(132,838)	-
Reinvested capital gains	4,461	-	37,784	-	25,591	-	11,115	-

Net increase (decrease) in contract owners’ equity resulting from operations	(221,408)	-	(1,060,779)	-	(689,393)	-	(185,827)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	6,538	-	96,009	-	409,472	-	93,955	-
Transfers between funds	3,356,206	-	6,996,482	-	2,665,798	-	4,129,381	-
Redemptions (note 3)	(530,286)	-	(411,382)	-	(98,938)	-	(310,623)	-
Annuity benefits	(808)	-	-	-	(13,758)	-	-	-
Contract maintenance charges (note 2)	-	-	(4)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,476)	-	(2,904)	-	(31)	-	(2,601)	-
Adjustments to maintain reserves	(31)	-	(21)	-	47	-	(35)	-

Net equity transactions	2,827,143	-	6,678,180	-	2,962,590	-	3,910,077	-

Net change in contract owners’ equity	2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	576,210	-	836,678	-	406,456	-	553,891	-
Units redeemed	(292,873)	-	(93,863)	-	(103,012)	-	(108,002)	-

Ending units	283,337	-	742,815	-	303,444	-	445,889	-

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD1		NVCBD2		HIBF		HIBF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$16,188	-	1,313	-	4,074,797	4,948,461	2,280,826	2,910,185
Realized gain (loss) on investments	(1,745)	-	(35)	-	(4,157,625)	84,780	(3,874,374)	702,775
Change in unrealized gain (loss) on investments	7,278	-	1,464	-	(15,634,681)	(3,186,672)	(6,635,904)	(2,493,547)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,721	-	2,742	-	(15,717,509)	1,846,569	(8,229,452)	1,119,413

Equity transactions:
Purchase payments received from contract owners (note 3)	88,959	-	-	-	118,372	113,592	1,237,325	2,122,153
Transfers between funds	1,123,725	-	99,088	-	(6,978,337)	(9,369,782)	11,845,476	(11,906,431)
Redemptions (note 3)	(72,633)	-	(1,388)	-	(13,727,511)	(17,692,042)	(6,900,762)	(8,303,489)
Annuity benefits	(42)	-	-	-	(30,178)	(37,544)	(41,681)	(20,403)
Contract maintenance charges (note 2)	(2)	-	-	-	(705)	(885)	(370)	(371)
Contingent deferred sales charges (note 2)	(95)	-	-	-	(29,829)	(70,650)	(22,294)	(40,998)
Adjustments to maintain reserves	(61)	-	4	-	(1,864)	1,708	213	957

Net equity transactions	1,139,851	-	97,704	-	(20,650,052)	(27,055,603)	6,117,907	(18,148,582)

Net change in contract owners’ equity	1,161,572	-	100,446	-	(36,367,561)	(25,209,034)	(2,111,545)	(17,029,169)
Contract owners’ equity beginning of period	-	-	-	-	70,487,965	95,696,999	40,827,037	57,856,206

Contract owners’ equity end of period	$1,161,572	-	100,446	-	34,120,404	70,487,965	38,715,492	40,827,037

CHANGES IN UNITS:
Beginning units	-	-	-	-	4,627,823	6,422,082	3,454,996	5,044,302
Units purchased	231,014	-	10,402	-	334,718	394,517	4,979,785	3,330,694
Units redeemed	(121,859)	-	(143)	-	(1,834,895)	(2,188,776)	(3,817,823)	(4,920,000)

Ending units	109,155	-	10,259	-	3,127,646	4,627,823	4,616,958	3,454,996

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM		GEM3		GEM6		GVGU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(952)	(24,902)	(101,376)	(626,289)	(14,640)	(23,638)	901	945
Realized gain (loss) on investments	787,003	883,589	8,668,667	15,729,937	(103,641)	125,918	(9,403)	3,538
Change in unrealized gain (loss) on investments	(4,206,251)	450,855	(94,816,847)	16,119,031	(1,538,348)	383,323	(21,765)	(5,576)
Reinvested capital gains	713,183	541,784	17,307,977	13,372,601	345,857	200,259	516	15,057

Net increase (decrease) in contract owners’ equity resulting from operations	(2,707,017)	1,851,326	(68,941,579)	44,595,280	(1,310,772)	685,862	(29,751)	13,964

Equity transactions:
Purchase payments received from contract owners (note 3)	106,145	66,464	2,062,330	3,191,107	16,996	24,002	-	-
Transfers between funds	(417,223)	(209,181)	(32,495,760)	14,178,994	(202,287)	395,367	-	-
Redemptions (note 3)	(976,220)	(851,709)	(16,720,775)	(19,619,437)	(245,027)	(56,108)	(27,610)	(7,663)
Annuity benefits	(6,739)	(9,263)	(84,343)	(80,825)	-	-	(549)	(1,441)
Contract maintenance charges (note 2)	(291)	(247)	(3,519)	(2,933)	-	-	(1)	1
Contingent deferred sales charges (note 2)	(2,679)	(7,010)	(66,134)	(112,508)	(3,619)	(223)	-	-
Adjustments to maintain reserves	(2,849)	633	(28,136)	6,817	(491)	(140)	607	510

Net equity transactions	(1,299,856)	(1,010,313)	(47,336,337)	(2,438,785)	(434,428)	362,898	(27,553)	(8,593)

Net change in contract owners’ equity	(4,006,873)	841,013	(116,277,916)	42,156,495	(1,745,200)	1,048,760	(57,304)	5,371
Contract owners’ equity beginning of period	5,732,247	4,891,234	156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779

Contract owners’ equity end of period	$1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812	22,846	80,150

CHANGES IN UNITS:
Beginning units	168,853	210,317	4,177,260	4,406,546	83,699	68,138	3,488	3,870
Units purchased	39,301	28,428	1,222,131	2,958,266	15,475	29,338	37	-
Units redeemed	(90,546)	(69,892)	(2,830,658)	(3,187,552)	(41,587)	(13,777)	(2,024)	(382)

Ending units	117,608	168,853	2,568,733	4,177,260	57,587	83,699	1,501	3,488

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$392,392	394,654	3,180	(13,069)	30,468	(452,323)	194	-
Realized gain (loss) on investments	(3,644,120)	3,689,978	32,049	201,830	2,536,521	4,584,636	(3,601)	-
Change in unrealized gain (loss) on investments	(6,394,552)	(4,768,299)	(965,145)	53,521	(33,910,265)	3,640,331	(24,330)	-
Reinvested capital gains	276,258	6,370,089	186,092	131,528	6,114,051	4,775,572	7,652	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,370,022)	5,686,422	(743,824)	373,810	(25,229,225)	12,548,216	(20,085)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	390,049	846,953	25,636	23,404	879,600	1,410,321	54,104	-
Transfers between funds	(3,766,086)	(5,175,825)	145,254	(67,667)	(8,555,913)	12,832,867	-	-
Redemptions (note 3)	(5,107,530)	(5,608,395)	(177,577)	(255,657)	(7,822,781)	(8,405,872)	(3,620)	-
Annuity benefits	-	-	(3,344)	(3,959)	-	-	(350)	-
Contract maintenance charges (note 2)	(165)	(170)	(83)	(72)	(786)	(652)	-	-
Contingent deferred sales charges (note 2)	(12,685)	(25,888)	(646)	(1,463)	(17,704)	(40,746)	-	-
Adjustments to maintain reserves	(598)	3,065	37	340	(55)	2,284	(14)	-

Net equity transactions	(8,497,015)	(9,960,260)	(10,723)	(305,074)	(15,517,639)	5,798,202	50,120	-

Net change in contract owners’ equity	(17,867,037)	(4,273,838)	(754,547)	68,736	(40,746,864)	18,346,418	30,035	-
Contract owners’ equity beginning of period	33,742,306	38,016,144	1,570,007	1,501,271	65,136,925	46,790,507	-	-

Contract owners’ equity end of period	$15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925	30,035	-

CHANGES IN UNITS:
Beginning units	1,589,344	2,128,548	100,313	121,194	2,612,842	2,362,026	-	-
Units purchased	1,012,770	1,137,005	43,948	17,772	971,895	1,699,486	6,224	-
Units redeemed	(1,475,299)	(1,676,209)	(49,064)	(38,653)	(1,749,030)	(1,448,670)	(723)	-

Ending units	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842	5,501	-

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF		GEF3		GVGF1		GVGFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(44,925)	(147,315)	(61,202)	(164,493)	93	494	55,659	178,095
Realized gain (loss) on investments	1,666,747	3,736,220	(442,254)	4,911,810	(9,130)	1,209	(2,965,751)	(41,192)
Change in unrealized gain (loss) on investments	(11,532,186)	(130,923)	(8,164,752)	(1,154,698)	(780)	(5,539)	(1,559,011)	(1,585,437)
Reinvested capital gains	2,462,872	-	2,045,589	-	-	3,540	-	1,298,784

Net increase (decrease) in contract owners’ equity resulting from operations	(7,447,492)	3,457,982	(6,622,619)	3,592,619	(9,817)	(296)	(4,469,103)	(149,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	61,348	56,298	432,974	851,787	-	-	134,055	185,352
Transfers between funds	(632,749)	(930,037)	(3,155,959)	688,161	(9,584)	-	1,436,688	(2,571,964)
Redemptions (note 3)	(2,568,680)	(4,895,338)	(2,526,326)	(3,258,390)	(733)	(1,368)	(1,067,389)	(1,935,752)
Annuity benefits	(2,288)	(4,737)	(5,534)	(3,670)	(622)	(6,913)	(512)	(226)
Contract maintenance charges (note 2)	(358)	(391)	(271)	(272)	(1)	-	(95)	(97)
Contingent deferred sales charges (note 2)	(3,816)	(5,756)	(12,547)	(15,072)	-	-	(4,580)	(11,311)
Adjustments to maintain reserves	2,080	4,908	238	(690)	156	159	(277)	353

Net equity transactions	(3,144,463)	(5,775,053)	(5,267,425)	(1,738,146)	(10,784)	(8,122)	497,890	(4,333,645)

Net change in contract owners’ equity	(10,591,955)	(2,317,071)	(11,890,044)	1,854,473	(20,601)	(8,418)	(3,971,213)	(4,483,395)
Contract owners’ equity beginning of period	18,627,007	20,944,078	18,157,595	16,303,122	23,954	32,372	8,483,719	12,967,114

Contract owners’ equity end of period	$8,035,052	18,627,007	6,267,551	18,157,595	3,353	23,954	4,512,506	8,483,719

CHANGES IN UNITS:
Beginning units	930,932	1,244,511	672,810	716,442	1,311	1,731	451,291	674,775
Units purchased	48,722	114,545	153,727	762,925	14	-	379,712	290,942
Units redeemed	(252,695)	(428,124)	(404,866)	(806,557)	(979)	(420)	(380,455)	(514,426)

Ending units	726,959	930,932	421,671	672,810	346	1,311	450,548	451,291

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GBF2		CAF		GVGH1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,270,758	14,794,727	281,844	330,743	(326,381)	(560,757)	(816)	(1,201)
Realized gain (loss) on investments	(10,112,446)	(9,152,537)	(183,711)	(169,817)	4,992,200	9,137,544	(1,693)	683
Change in unrealized gain (loss) on investments	23,038,265	20,496,127	607,927	518,902	(24,154,144)	1,412,357	(30,347)	9,708
Reinvested capital gains	-	-	-	-	-	-	6,628	1,990

Net increase (decrease) in contract owners’ equity resulting from operations	26,196,577	26,138,317	706,060	679,828	(19,488,325)	9,989,144	(26,228)	11,180

Equity transactions:
Purchase payments received from contract owners (note 3)	6,643,730	7,754,470	121,508	278,666	1,077,848	1,101,010	1	-
Transfers between funds	37,311,877	12,258,651	565,676	(270,235)	(4,798,461)	(246,017)	(2,247)	-
Redemptions (note 3)	(109,713,299)	(87,555,211)	(2,316,691)	(1,120,240)	(9,192,983)	(14,494,175)	(2,710)	(3,207)
Annuity benefits	(264,288)	(218,526)	(686)	(548)	(8,487)	(11,732)	(3,748)	(4,504)
Contract maintenance charges (note 2)	(7,448)	(6,533)	-	-	(4,500)	(5,069)	-	-
Contingent deferred sales charges (note 2)	(351,007)	(440,957)	(38,086)	(13,496)	(15,315)	(39,491)	-	-
Adjustments to maintain reserves	12,943	7,356	2,388	(769)	(8,596)	887	587	554

Net equity transactions	(66,367,492)	(68,200,750)	(1,665,891)	(1,126,622)	(12,950,494)	(13,694,587)	(8,117)	(7,157)

Net change in contract owners’ equity	(40,170,915)	(42,062,433)	(959,831)	(446,794)	(32,438,819)	(3,705,443)	(34,345)	4,023
Contract owners’ equity beginning of period	444,582,214	486,644,647	14,009,679	14,456,473	58,757,439	62,462,882	101,855	97,832

Contract owners’ equity end of period	$404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

CHANGES IN UNITS:
Beginning units	29,988,338	34,986,437	1,206,275	1,305,790	6,528,710	8,225,494	7,058	7,575
Units purchased	18,610,507	9,628,365	179,772	93,376	511,820	1,800,142	57	-
Units redeemed	(23,149,632)	(14,626,464)	(322,452)	(192,891)	(2,239,101)	(3,496,926)	(782)	(517)

Ending units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGHS		GVIX8		GVIDA		GVIDC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(208,174)	(285,034)	23,854	10,548	511,572	528,679	1,714,574	1,946,143
Realized gain (loss) on investments	(1,893,569)	798,208	(389,483)	107,203	505,714	5,232,588	(1,339,883)	712,853
Change in unrealized gain (loss) on investments	(8,382,914)	1,522,666	(1,366,068)	(92,487)	(42,076,090)	(4,384,138)	(7,859,323)	(1,154,118)
Reinvested capital gains	2,019,789	485,018	4,434	5,820	11,308,647	2,869,673	1,441,673	2,137,385

Net increase (decrease) in contract owners’ equity resulting from operations	(8,464,868)	2,520,858	(1,727,263)	31,084	(29,750,157)	4,246,802	(6,042,959)	3,642,263

Equity transactions:
Purchase payments received from contract owners (note 3)	369,717	730,233	87,993	140,604	3,017,999	4,435,568	1,546,476	1,900,442
Transfers between funds	8,491,414	(3,550,278)	(460,922)	3,099,542	(887,139)	(3,817,643)	15,280,115	(3,814,977)
Redemptions (note 3)	(3,980,114)	(3,738,102)	(341,479)	(288,943)	(7,765,735)	(13,549,574)	(25,747,582)	(18,535,673)
Annuity benefits	(2,792)	(2,646)	(176)	(7,397)	(85,442)	(102,809)	(99,079)	(99,552)
Contract maintenance charges (note 2)	(545)	(537)	(146)	(70)	(9,126)	(8,528)	(1,544)	(1,755)
Contingent deferred sales charges (note 2)	(16,183)	(34,254)	(705)	(400)	(85,098)	(123,802)	(131,805)	(99,752)
Adjustments to maintain reserves	(33)	(428)	(135)	(130)	3,054	5,110	2,997	16,891

Net equity transactions	4,861,464	(6,596,012)	(715,570)	2,943,206	(5,811,487)	(13,161,678)	(9,150,422)	(20,634,376)

Net change in contract owners’ equity	(3,603,404)	(4,075,154)	(2,442,833)	2,974,290	(35,561,644)	(8,914,876)	(15,193,381)	(16,992,113)
Contract owners’ equity beginning of period	21,712,040	25,787,194	4,267,843	1,293,553	83,029,489	91,944,365	87,096,183	104,088,296

Contract owners’ equity end of period	$18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	71,902,802	87,096,183

CHANGES IN UNITS:
Beginning units	1,469,574	1,954,346	362,329	115,357	5,211,450	6,062,158	7,077,704	8,816,232
Units purchased	1,722,730	583,689	91,675	356,635	1,040,476	1,464,173	3,080,477	2,074,350
Units redeemed	(1,536,088)	(1,068,461)	(179,973)	(109,663)	(1,477,517)	(2,314,881)	(3,879,154)	(3,812,878)

Ending units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	6,279,027	7,077,704

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,388,784	6,288,887	2,302,823	2,509,602	2,485,863	2,826,909	1,243,604	1,127,629
Realized gain (loss) on investments	12,860,403	22,968,208	3,634,722	22,661,193	(896,174)	5,251,259	(272,805)	3,662,346
Change in unrealized gain (loss) on investments	(148,588,049)	(16,201,475)	(104,551,058)	(16,765,734)	(32,033,958)	(4,965,806)	(33,551,999)	(3,740,415)
Reinvested capital gains	30,882,603	7,526,584	21,025,917	5,502,011	6,807,757	4,415,215	8,777,720	3,289,990

Net increase (decrease) in contract owners’ equity resulting from operations	(99,456,259)	20,582,204	(77,587,596)	13,907,072	(23,636,512)	7,527,577	(23,803,480)	4,339,550

Equity transactions:
Purchase payments received from contract owners (note 3)	7,749,460	17,472,080	6,663,815	11,395,537	2,038,323	4,175,121	1,341,069	2,009,863
Transfers between funds	(15,889,069)	8,655,693	(14,405,202)	(4,682,558)	7,947,491	(1,317,891)	(5,369,688)	(4,696,096)
Redemptions (note 3)	(72,499,634)	(78,960,103)	(33,319,375)	(39,022,570)	(33,688,115)	(27,358,555)	(18,852,943)	(24,414,789)
Annuity benefits	(689,259)	(844,708)	(381,450)	(451,760)	(184,388)	(193,786)	(22,951)	(26,408)
Contract maintenance charges (note 2)	(15,824)	(15,690)	(19,439)	(18,492)	(4,498)	(4,378)	(2,079)	(2,117)
Contingent deferred sales charges (note 2)	(461,597)	(577,915)	(228,642)	(335,301)	(150,061)	(177,931)	(44,856)	(102,389)
Adjustments to maintain reserves	33,230	(4,936)	28,353	28,405	15,669	3,950	6	2,952

Net equity transactions	(81,772,693)	(54,275,579)	(41,661,940)	(33,086,739)	(24,025,579)	(24,873,470)	(22,951,442)	(27,228,984)

Net change in contract owners’ equity	(181,228,952)	(33,693,375)	(119,249,536)	(19,179,667)	(47,662,091)	(17,345,893)	(46,754,922)	(22,889,434)
Contract owners’ equity beginning of period	458,737,806	492,431,181	267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109

Contract owners’ equity end of period	$277,508,854	458,737,806	148,533,275	267,782,811	110,814,884	158,476,975	57,511,753	104,266,675

CHANGES IN UNITS:
Beginning units	32,085,878	36,140,122	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591
Units purchased	4,782,363	7,988,283	1,956,800	4,870,676	2,881,262	2,478,057	1,401,274	1,342,810
Units redeemed	(11,453,648)	(12,042,527)	(5,209,596)	(7,141,070)	(4,899,294)	(4,383,960)	(3,481,137)	(3,511,539)

Ending units	25,414,593	32,085,878	14,184,832	17,437,628	9,861,417	11,879,449	6,114,999	8,194,862

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVLCP2		SGRF		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,667	-	(545,889)	(947,323)	84,231	333,619	5,573,010	20,274,378
Realized gain (loss) on investments	(3,604)	-	5,330,616	7,742,130	14,902,227	37,048,582	-	-
Change in unrealized gain (loss) on investments	10,063	-	(31,856,522)	(642,339)	(100,060,596)	(26,131,509)	-	-
Reinvested capital gains	-	-	-	-	11,002,002	7,824,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,126	-	(27,071,795)	6,152,468	(74,072,136)	19,074,845	5,573,010	20,274,378

Equity transactions:
Purchase payments received from contract owners (note 3)	28,467	-	1,485,766	2,042,825	3,468,920	5,460,727	70,660,488	70,206,073
Transfers between funds	521,980	-	(9,106,224)	(3,820,690)	(15,350,884)	(33,999,028)	415,058,690	318,245,844
Redemptions (note 3)	(10,239)	-	(10,214,632)	(15,054,325)	(35,214,838)	(48,754,417)	(409,810,201)	(344,730,412)
Annuity benefits	-	-	(24,961)	(34,238)	(86,336)	(113,457)	(479,707)	(532,430)
Contract maintenance charges (note 2)	(8)	-	(2,936)	(3,379)	(4,698)	(4,957)	(6,947)	(6,267)
Contingent deferred sales charges (note 2)	-	-	(31,791)	(71,895)	(142,362)	(287,462)	(982,223)	(1,395,164)
Adjustments to maintain reserves	(26)	-	2,772	3,062	10,840	(17,504)	(45,671)	(134,134)

Net equity transactions	540,174	-	(17,892,006)	(16,938,640)	(47,319,358)	(77,716,098)	74,394,429	41,653,510

Net change in contract owners’ equity	552,300	-	(44,963,801)	(10,786,172)	(121,391,494)	(58,641,253)	79,967,439	61,927,888
Contract owners’ equity beginning of period	-	-	70,568,051	81,354,223	232,504,923	291,146,176	607,946,665	546,018,777

Contract owners’ equity end of period	$552,300	-	25,604,250	70,568,051	111,113,429	232,504,923	687,914,104	607,946,665

CHANGES IN UNITS:
Beginning units	-	-	4,466,109	5,554,033	9,280,128	12,312,327	49,223,324	45,891,908
Units purchased	61,841	-	1,033,578	1,329,194	1,723,974	2,067,422	74,269,601	86,996,574
Units redeemed	(8,522)	-	(2,473,601)	(2,417,118)	(3,965,063)	(5,099,621)	(68,427,904)	(83,665,158)

Ending units	53,319	-	3,026,086	4,466,109	7,039,039	9,280,128	55,065,021	49,223,324

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		GVDIV2		GVDIV3		GVDIV6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(24,109)	-	9	20	226,800	661,389	(616)	6,100
Realized gain (loss) on investments	(268,299)	-	(18)	115	(3,080,214)	5,244,748	(175,870)	84,515
Change in unrealized gain (loss) on investments	(1,837,325)	-	(2,656)	(396)	(25,270,935)	(9,243,878)	(974,686)	(222,087)
Reinvested capital gains	-	-	533	339	5,465,241	5,392,480	229,075	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	(2,129,733)	-	(2,132)	78	(22,659,108)	2,054,739	(922,097)	28,560

Equity transactions:
Purchase payments received from contract owners (note 3)	127,342	-	-	-	868,292	2,181,825	18,409	21,073
Transfers between funds	6,501,523	-	-	-	(12,352,820)	(12,767,681)	(240,699)	105,586
Redemptions (note 3)	(624,787)	-	-	-	(6,981,776)	(12,372,041)	(114,715)	(193,607)
Annuity benefits	-	-	(287)	(391)	(110)	(166)	(20,373)	(28,012)
Contract maintenance charges (note 2)	(410)	-	-	-	(1,344)	(1,275)	(1)	-
Contingent deferred sales charges (note 2)	(4,364)	-	-	-	(26,511)	(49,027)	(1,656)	(1,079)
Adjustments to maintain reserves	(106)	-	16	17	(461)	1,689	938	963

Net equity transactions	5,999,198	-	(271)	(374)	(18,494,730)	(23,006,676)	(358,097)	(95,076)

Net change in contract owners’ equity	3,869,465	-	(2,403)	(296)	(41,153,838)	(20,951,937)	(1,280,194)	(66,516)
Contract owners’ equity beginning of period	-	-	4,704	5,000	62,194,668	83,146,605	2,152,145	2,218,661

Contract owners’ equity end of period	$3,869,465	-	2,301	4,704	21,040,830	62,194,668	871,951	2,152,145

CHANGES IN UNITS:
Beginning units	-	-	269	290	2,772,176	3,773,123	106,356	110,527
Units purchased	818,455	-	1	-	311,544	985,628	12,265	27,311
Units redeemed	(183,482)	-	(21)	(21)	(1,316,645)	(1,986,575)	(39,953)	(31,482)

Ending units	634,973	-	249	269	1,767,075	2,772,176	78,668	106,356

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMLG1		NVMLG2		NVMLV2		NVMMG1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(237)	-	(99)	-	(119)	-	(11,131)	-
Realized gain (loss) on investments	(17,843)	-	(4,634)	-	(35,696)	-	(101,311)	-
Change in unrealized gain (loss) on investments	(13,723)	-	-	-	3,666	-	(807,276)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,803)	-	(4,733)	-	(32,149)	-	(919,718)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	5,031	-	48,850	-
Transfers between funds	88,561	-	4,733	-	121,779	-	2,709,603	-
Redemptions (note 3)	(663)	-	-	-	(692)	-	(294,017)	-
Annuity benefits	-	-	-	-	(168)	-	-	-
Contract maintenance charges (note 2)	(2)	-	-	-	(3)	-	(150)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(1,735)	-
Adjustments to maintain reserves	(6)	-	-	-	11	-	(7,039)	-

Net equity transactions	87,890	-	4,733	-	125,958	-	2,455,512	-

Net change in contract owners’ equity	56,087	-	-	-	93,809	-	1,535,794	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$56,087	-	-	-	93,809	-	1,535,794	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	23,259	-	1,186	-	63,622	-	325,886	-
Units redeemed	(14,386)	-	(1,186)	-	(49,196)	-	(79,459)	-

Ending units	8,873	-	-	-	14,426	-	246,427	-

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG2		NVMMV2		SCGF		SCGF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2)	-	7,945	-	(533,312)	(898,552)	(16,612)	(23,927)
Realized gain (loss) on investments	(556)	-	(139,672)	-	(2,558,971)	8,161,996	15,159	119,760
Change in unrealized gain (loss) on investments	-	-	(1,196,502)	-	(26,358,149)	(1,015,805)	(576,941)	(3,967)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(558)	-	(1,328,229)	-	(29,450,432)	6,247,639	(578,394)	91,866

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	104,988	-	1,121,549	1,210,213	7,539	7,616
Transfers between funds	558	-	4,822,680	-	(1,183,865)	(10,003,564)	(13,401)	(84,689)
Redemptions (note 3)	-	-	(520,932)	-	(8,756,903)	(12,856,650)	(68,078)	(144,635)
Annuity benefits	-	-	(174)	-	(10,106)	(30,576)	(33)	(36)
Contract maintenance charges (note 2)	-	-	(330)	-	(1,387)	(1,580)	-	-
Contingent deferred sales charges (note 2)	-	-	(3,355)	-	(29,994)	(67,961)	(261)	(2,235)
Adjustments to maintain reserves	-	-	(3,701)	-	3,642	(1,740)	278	(123)

Net equity transactions	558	-	4,399,176	-	(8,857,064)	(21,751,858)	(73,956)	(224,102)

Net change in contract owners’ equity	-	-	3,070,947	-	(38,307,496)	(15,504,219)	(652,350)	(132,236)
Contract owners’ equity beginning of period	-	-	-	-	65,409,908	80,914,127	1,241,409	1,373,645

Contract owners’ equity end of period	$-	-	3,070,947	-	27,102,412	65,409,908	589,059	1,241,409

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,798,082	5,120,028	103,133	122,637
Units purchased	289	-	595,091	-	1,049,574	1,572,146	13,924	7,090
Units redeemed	(289)	-	(137,651)	-	(1,888,328)	(2,894,092)	(23,926)	(26,594)

Ending units	-	-	457,440	-	2,959,328	3,798,082	93,131	103,133

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCVF2		SCF		SCF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(196,574)	(441,486)	(19,169)	(27,352)	(662,975)	(3,285,226)	(47,414)	(99,773)
Realized gain (loss) on investments	(17,202,333)	28,370,249	(241,558)	260,703	(3,341,197)	31,945,808	49,954	330,600
Change in unrealized gain (loss) on investments	(50,701,638)	(86,190,696)	(513,903)	(886,443)	(117,677,945)	(62,880,047)	(2,584,170)	(940,028)
Reinvested capital gains	-	36,827,953	-	393,171	37,116,005	39,992,698	805,965	732,961

Net increase (decrease) in contract owners’ equity resulting from operations	(68,100,545)	(21,433,980)	(774,630)	(259,921)	(84,566,112)	5,773,233	(1,775,665)	23,760

Equity transactions:
Purchase payments received from contract owners (note 3)	3,915,778	6,344,608	28,960	16,475	4,038,550	5,413,326	11,177	33,095
Transfers between funds	(21,006,553)	(43,604,852)	(348,107)	(167,478)	(20,372,795)	(26,284,307)	(83,360)	(133,809)
Redemptions (note 3)	(39,200,117)	(55,855,320)	(235,995)	(453,389)	(35,541,255)	(55,465,119)	(366,757)	(434,891)
Annuity benefits	(58,114)	(75,493)	(83)	(90)	(75,743)	(171,791)	-	-
Contract maintenance charges (note 2)	(5,797)	(6,608)	-	-	(5,421)	(5,341)	-	-
Contingent deferred sales charges (note 2)	(184,216)	(310,383)	(3,074)	(8,566)	(114,889)	(249,745)	(5,100)	(4,520)
Adjustments to maintain reserves	2,445	(19,981)	674	(231)	21,566	193,830	(138)	(172)

Net equity transactions	(56,536,574)	(93,528,029)	(557,625)	(613,279)	(52,049,987)	(76,569,147)	(444,178)	(540,297)

Net change in contract owners’ equity	(124,637,119)	(114,962,009)	(1,332,255)	(873,200)	(136,616,099)	(70,795,914)	(2,219,843)	(516,537)
Contract owners’ equity beginning of period	245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

Contract owners’ equity end of period	$121,000,019	245,637,138	1,309,314	2,641,569	117,981,792	254,597,891	2,575,248	4,795,091

CHANGES IN UNITS:
Beginning units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572
Units purchased	1,604,289	1,460,932	12,140	15,859	1,249,698	2,239,661	16,818	21,067
Units redeemed	(3,987,998)	(4,534,160)	(62,859)	(57,980)	(3,683,338)	(5,068,569)	(52,229)	(55,190)

Ending units	6,639,101	9,022,810	148,938	199,657	7,666,352	10,099,992	281,038	316,449

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRF		TRF2		GVUS1		GVUSL
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$613,571	(266,632)	(8,050)	(21,622)	(15)	(8)	(45,233)	(49,886)
Realized gain (loss) on investments	(5,725,472)	13,316,929	96,319	393,750	(51)	67	(1,391,206)	279,175
Change in unrealized gain (loss) on investments	(128,608,817)	(5,224,104)	(784,669)	(327,029)	(1,874)	(259)	(5,588,713)	(1,006,313)
Reinvested capital gains	31,797,048	15,331,331	162,491	80,403	-	587	-	2,477,702

Net increase (decrease) in contract owners’ equity resulting from operations	(101,923,670)	23,157,524	(533,909)	125,502	(1,940)	387	(7,025,152)	1,700,678

Equity transactions:
Purchase payments received from contract owners (note 3)	3,540,069	4,441,328	12,699	95,873	-	-	276,990	533,643
Transfers between funds	(12,672,352)	(10,375,547)	(224,362)	(290,908)	-	-	(1,026,692)	(5,391,007)
Redemptions (note 3)	(47,081,039)	(76,550,981)	(128,530)	(666,006)	-	-	(1,879,117)	(2,711,758)
Annuity benefits	(129,008)	(159,362)	-	-	(330)	(402)	-	-
Contract maintenance charges (note 2)	(13,512)	(14,233)	-	-	-	-	(257)	(227)
Contingent deferred sales charges (note 2)	(111,372)	(200,528)	(592)	(487)	-	-	(6,741)	(14,007)
Adjustments to maintain reserves	(2,709)	10,020	(23)	(140)	65	53	(311)	26

Net equity transactions	(56,469,923)	(82,849,303)	(340,808)	(861,668)	(265)	(349)	(2,636,128)	(7,583,330)

Net change in contract owners’ equity	(158,393,593)	(59,691,779)	(874,717)	(736,166)	(2,205)	38	(9,661,280)	(5,882,652)
Contract owners’ equity beginning of period	281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

Contract owners’ equity end of period	$123,108,599	281,502,192	671,229	1,545,946	1,830	4,035	6,047,515	15,708,795

CHANGES IN UNITS:
Beginning units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544
Units purchased	1,718,150	2,595,950	6,058	47,770	5	-	237,388	527,892
Units redeemed	(6,242,491)	(8,117,332)	(34,650)	(113,952)	(25)	(22)	(428,308)	(978,735)

Ending units	13,778,445	18,302,786	87,219	115,811	221	241	663,781	854,701

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNSR1		NVSTB2		GGTC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,094)	-	(7,144)	-	16,944	-	(13,920)	(22,752)
Realized gain (loss) on investments	(63,062)	-	(281,569)	-	(12,203)	-	(19,896)	95,422
Change in unrealized gain (loss) on investments	(28,282)	-	(2,564,214)	-	(18,277)	-	(949,061)	261,196
Reinvested capital gains	-	-	-	-	-	-	174,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,438)	-	(2,852,927)	-	(13,536)	-	(808,509)	333,866

Equity transactions:
Purchase payments received from contract owners (note 3)	8,303	-	123,870	-	41,397	-	10,202	11,211
Transfers between funds	232,942	-	9,759,142	-	2,353,741	-	(62,178)	(259,332)
Redemptions (note 3)	(17,603)	-	(607,930)	-	(321,358)	-	(227,560)	(238,333)
Annuity benefits	(83)	-	(85)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(390)	-	(4)	-	(144)	(154)
Contingent deferred sales charges (note 2)	(146)	-	(3,516)	-	(1,490)	-	(414)	(2,216)
Adjustments to maintain reserves	2	-	(123)	-	(36)	-	(37)	(98)

Net equity transactions	223,415	-	9,270,968	-	2,072,250	-	(280,131)	(488,922)

Net change in contract owners’ equity	130,977	-	6,418,041	-	2,058,714	-	(1,088,640)	(155,056)
Contract owners’ equity beginning of period	-	-	-	-	-	-	1,838,357	1,993,413

Contract owners’ equity end of period	$130,977	-	6,418,041	-	2,058,714	-	749,717	1,838,357

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	455,623	572,880
Units purchased	48,886	-	1,211,311	-	302,300	-	72,871	66,951
Units redeemed	(24,833)	-	(165,773)	-	(94,027)	-	(154,488)	(184,208)

Ending units	24,053	-	1,045,538	-	208,273	-	374,006	455,623

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC3		GVUG1		GVUGL		EIF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(91,472)	(175,925)	(6,268)	(5,678)	(174,889)	(250,759)	373,720	382,521
Realized gain (loss) on investments	(819,546)	2,160,076	(9,225)	6,946	(788,766)	605,851	(7,029,917)	5,719,223
Change in unrealized gain (loss) on investments	(5,579,673)	371,664	(291,285)	71,502	(8,476,873)	3,420,371	(15,913,348)	(11,385,657)
Reinvested capital gains	992,395	-	86,636	-	2,532,001	-	645,408	3,329,273

Net increase (decrease) in contract owners’ equity resulting from operations	(5,498,296)	2,355,815	(220,142)	72,770	(6,908,527)	3,775,463	(21,924,137)	(1,954,640)

Equity transactions:
Purchase payments received from contract owners (note 3)	321,377	437,870	72,552	59,283	347,857	455,305	1,413,030	2,305,820
Transfers between funds	(7,465,381)	4,737,084	1,031	(37,155)	(2,951,606)	(3,057,228)	(7,031,518)	(3,153,122)
Redemptions (note 3)	(1,396,775)	(1,926,675)	(14,490)	(7,500)	(2,245,854)	(4,044,052)	(10,503,652)	(18,153,363)
Annuity benefits	(153)	(248)	(28,780)	(28,023)	-	-	(49,757)	(69,205)
Contract maintenance charges (note 2)	(367)	(401)	(7)	1	(293)	(307)	(2,041)	(1,898)
Contingent deferred sales charges (note 2)	(5,810)	(12,375)	-	-	(10,226)	(18,126)	(35,917)	(61,616)
Adjustments to maintain reserves	(294)	(141)	1,857	1,397	(263)	(731)	(78,676)	5,360

Net equity transactions	(8,547,403)	3,235,114	32,163	(11,997)	(4,860,385)	(6,665,139)	(16,288,531)	(19,128,024)

Net change in contract owners’ equity	(14,045,699)	5,590,929	(187,979)	60,773	(11,768,912)	(2,889,676)	(38,212,668)	(21,082,664)
Contract owners’ equity beginning of period	17,941,890	12,350,961	491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945

Contract owners’ equity end of period	$3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101	32,513,613	70,726,281

CHANGES IN UNITS:
Beginning units	1,242,540	1,016,600	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484
Units purchased	225,809	1,233,110	5,893	5,909	416,266	485,930	2,740,936	1,786,524
Units redeemed	(937,624)	(1,007,170)	(3,160)	(7,244)	(792,701)	(946,036)	(4,119,287)	(3,147,863)

Ending units	530,725	1,242,540	32,147	29,414	806,416	1,182,851	3,874,794	5,253,145

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		AMGP		AMINS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$6,018,270	3,875,973	20,889	-	(402,306)	(835,454)	(82,313)	78,022

Realized gain (loss) on investments	(6,030,653)	2,640,455	(124,257)	-	7,600,226	11,077,742	(2,028,868)	599,542

Change in unrealized gain (loss) on investments	(23,892,052)	(1,824,280)	(226,268)	-	(35,517,706)	(4,644,578)	(261,229)	(1,537,487)
Reinvested capital gains	2,448,871	7,186	-	-	2,150,220	-	91	768,457

Net increase (decrease) in contract owners’ equity resulting from operations	(21,455,564)	4,699,334	(329,636)	-	(26,169,566)	5,597,710	(2,372,319)	(91,466)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,411,075	2,396,745	10,724	-	1,020,657	1,383,106	313,130	678,272
Transfers between funds	(15,083,844)	2,897,593	1,283,244	-	(3,114,685)	(6,082,890)	(8,174,807)	8,126,129
Redemptions (note 3)	(24,988,574)	(28,337,908)	(87,149)	-	(13,026,487)	(16,304,293)	(1,104,524)	(1,548,327)
Annuity benefits	(47,939)	(54,208)	(77)	-	(11,062)	(13,365)	(2,028)	(2,884)
Contract maintenance charges (note 2)	(1,056)	(991)	(3)	-	(1,455)	(1,721)	(438)	(216)
Contingent deferred sales charges (note 2)	(78,247)	(110,595)	(1,610)	-	(32,324)	(64,098)	(8,612)	(12,463)
Adjustments to maintain reserves	5,811	5,867	(103)	-	625	2,039	(1,946)	(2,661)

Net equity transactions	(38,782,774)	(23,203,497)	1,205,026	-	(15,164,731)	(21,081,222)	(8,979,225)	7,237,850

Net change in contract owners’ equity	(60,238,338)	(18,504,163)	875,390	-	(41,334,297)	(15,483,512)	(11,351,544)	7,146,384
Contract owners’ equity beginning of period	134,573,446	153,077,609	-	-	80,354,636	95,838,148	12,946,510	5,800,126

Contract owners’ equity end of period	$74,335,108	134,573,446	875,390	-	39,020,339	80,354,636	1,594,966	12,946,510

CHANGES IN UNITS:
Beginning units	9,025,394	10,669,793	-	-	4,032,425	5,156,402	1,121,173	506,394
Units purchased	2,293,675	3,050,774	263,541	-	746,054	744,063	345,137	1,216,731
Units redeemed	(5,251,953)	(4,695,173)	(107,952)	-	(1,603,584)	(1,868,040)	(1,200,201)	(601,952)

Ending units	6,067,116	9,025,394	155,589	-	3,174,895	4,032,425	266,109	1,121,173

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMCG		AMTP		AMRS		AMFAS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,287,791)	(2,041,586)	(636,157)	(830,324)	(12,266)	(48,746)	(23,803)	(33,510)
Realized gain (loss) on investments	14,345,893	29,055,056	(4,953,512)	18,937,332	(579,464)	567,234	(541,687)	190,757
Change in unrealized gain (loss) on investments	(73,525,161)	6,324,263	(66,411,465)	(20,218,940)	(1,680,926)	(696,613)	(463,129)	(275,464)
Reinvested capital gains	-	-	13,838,171	13,518,440	8,072	161,041	51,557	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	(60,467,059)	33,337,733	(58,162,963)	11,406,508	(2,264,584)	(17,084)	(977,062)	(92,697)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,212,863	2,547,179	1,519,919	2,332,226	143,591	252,513	9,231	33,565
Transfers between funds	(11,247,612)	(7,882,512)	(7,231,103)	(14,746,424)	(665,957)	1,465,865	446,549	402,122
Redemptions (note 3)	(24,788,653)	(34,663,487)	(19,753,050)	(28,474,461)	(648,629)	(763,648)	(163,646)	(198,158)
Annuity benefits	(27,946)	(37,750)	(9,649)	(13,978)	(21,794)	(18,761)	(4,330)	(6,166)
Contract maintenance charges (note 2)	(3,812)	(3,928)	(2,047)	(2,142)	(227)	(84)	(26)	(12)
Contingent deferred sales charges (note 2)	(56,717)	(134,352)	(49,624)	(112,940)	(4,134)	(3,889)	(1,834)	(1,437)
Adjustments to maintain reserves	512	7,761	297	1,082	117	(53)	46	(43)

Net equity transactions	(33,911,365)	(40,167,089)	(25,525,257)	(41,016,637)	(1,197,033)	931,943	285,990	229,871

Net change in contract owners’ equity	(94,378,424)	(6,829,356)	(83,688,220)	(29,610,129)	(3,461,617)	914,859	(691,072)	137,174
Contract owners’ equity beginning of period	161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	1,760,273	1,623,099

Contract owners’ equity end of period	$66,627,966	161,006,390	45,700,168	129,388,388	2,410,952	5,872,569	1,069,201	1,760,273

CHANGES IN UNITS:
Beginning units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	138,132	118,814
Units purchased	796,262	2,266,136	1,713,452	1,928,346	168,587	634,092	534,763	281,364
Units redeemed	(2,595,256)	(4,192,481)	(3,490,610)	(4,186,819)	(296,861)	(558,687)	(522,550)	(262,046)

Ending units	4,899,483	6,698,477	5,238,503	7,015,661	408,423	536,697	150,345	138,132

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVGR		OVCAFS		OVGS3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(16,865)	(183,056)	(2,312,922)	(3,320,850)	(91,399)	(118,426)	594,330	339,641
Realized gain (loss) on investments	227,961	531,346	19,599,369	23,295,136	315,345	363,580	5,280,326	21,827,487
Change in unrealized gain (loss) on investments	(3,897,532)	483,657	(140,675,586)	22,322,044	(3,066,026)	469,333	(89,026,528)	(21,611,082)
Reinvested capital gains	382,045	59,366	-	-	-	-	10,452,940	11,309,263

Net increase (decrease) in contract owners’ equity resulting from operations	(3,304,391)	891,313	(123,389,139)	42,296,330	(2,842,080)	714,487	(72,698,932)	11,865,309

Equity transactions:
Purchase payments received from contract owners (note 3)	478,547	998,553	5,450,845	6,277,396	45,363	121,650	4,626,918	8,086,350
Transfers between funds	(9,088,330)	7,328,269	(20,775,362)	(33,122,503)	(341,802)	(211,389)	(16,024,052)	(20,082,233)
Redemptions (note 3)	(2,387,418)	(2,900,495)	(48,537,324)	(59,145,457)	(449,085)	(442,515)	(25,564,616)	(33,627,276)
Annuity benefits	(8,095)	(8,158)	(161,008)	(174,926)	(571)	(591)	(55,153)	(53,230)
Contract maintenance charges (note 2)	(952)	(541)	(9,255)	(10,347)	-	-	(4,272)	(4,298)
Contingent deferred sales charges (note 2)	(11,422)	(16,468)	(186,629)	(299,975)	(4,782)	(6,989)	(137,186)	(189,900)
Adjustments to maintain reserves	339	(647)	11,727	(19,254)	6,090	(915)	1,963	(8,649)

Net equity transactions	(11,017,331)	5,400,513	(64,207,006)	(86,495,066)	(744,787)	(540,749)	(37,156,398)	(45,879,236)

Net change in contract owners’ equity	(14,321,722)	6,291,826	(187,596,145)	(44,198,736)	(3,586,867)	173,738	(109,855,330)	(34,013,927)
Contract owners’ equity beginning of period	17,751,807	11,459,981	315,406,436	359,605,172	6,613,996	6,440,258	201,751,944	235,765,871

Contract owners’ equity end of period	$3,430,085	17,751,807	127,810,291	315,406,436	3,027,129	6,613,996	91,896,614	201,751,944

CHANGES IN UNITS:
Beginning units	1,195,809	801,737	17,017,191	21,906,532	515,617	561,578	8,674,031	10,676,504
Units purchased	357,286	995,102	2,153,920	2,461,251	25,606	30,420	1,430,106	1,951,015
Units redeemed	(1,164,016)	(601,030)	(6,423,322)	(7,350,592)	(99,762)	(76,381)	(3,422,328)	(3,953,488)

Ending units	389,079	1,195,809	12,747,789	17,017,191	441,461	515,617	6,681,809	8,674,031

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS		OVGSS		OVHI3		OVHI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$494,008	245,502	(23,786)	(47,643)	80,426	(12,462)	53,252	152,772
Realized gain (loss) on investments	14,101,095	21,072,192	460,253	479,556	(1,182,350)	(20,706)	(187,758)	10,353
Change in unrealized gain (loss) on investments	(76,182,265)	(20,856,397)	(3,067,304)	(482,044)	(606,013)	(37,536)	(485,159)	(147,534)
Reinvested capital gains	7,978,626	8,738,887	330,617	332,750	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,608,536)	9,200,184	(2,300,220)	282,619	(1,707,937)	(70,704)	(619,665)	15,591

Equity transactions:
Purchase payments received from contract owners (note 3)	472,201	434,629	(33)	47,601	48,027	171,700	-	165,663
Transfers between funds	(13,108,614)	(14,064,896)	(308,049)	(297,816)	481,048	1,813,781	(386,775)	(718,229)
Redemptions (note 3)	(21,683,275)	(22,562,633)	(680,342)	(482,722)	(243,386)	(160,801)	(214,453)	(519,758)
Annuity benefits	(58,175)	(140,663)	(3,240)	(2,727)	-	-	-	-
Contract maintenance charges (note 2)	(1,503)	(1,306)	-	-	(18)	(3)	(37)	(24)
Contingent deferred sales charges (note 2)	(64,599)	(125,496)	(6,120)	(5,689)	(1,208)	(985)	(452)	(357)
Adjustments to maintain reserves	24,085	204,936	12	218	(7,460)	(44)	(74)	(62)

Net equity transactions	(34,419,880)	(36,255,429)	(997,772)	(741,135)	277,003	1,823,648	(601,791)	(1,072,767)

Net change in contract owners’ equity	(88,028,416)	(27,055,245)	(3,297,992)	(458,516)	(1,430,934)	1,752,944	(1,221,456)	(1,057,176)
Contract owners’ equity beginning of period	154,193,099	181,248,344	6,282,084	6,740,600	1,752,944	-	1,349,911	2,407,087

Contract owners’ equity end of period	$66,164,683	154,193,099	2,984,092	6,282,084	322,010	1,752,944	128,455	1,349,911

CHANGES IN UNITS:
Beginning units	9,761,653	11,724,356	370,311	416,735	182,957	-	128,274	225,947
Units purchased	1,073,574	933,209	468	1	502,308	275,803	11,358	215,299
Units redeemed	(3,484,742)	(2,895,912)	(70,993)	(46,425)	(524,356)	(92,846)	(81,470)	(312,972)

Ending units	7,350,485	9,761,653	299,786	370,311	160,909	182,957	58,162	128,274

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHIS		OVSC		OVSCS		OVGI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$5,896	12,300	(60,813)	(103,193)	(1,645)	(2,333)	888,401	(504,309)
Realized gain (loss) on investments	(5,963)	(5,318)	(2,083,901)	564,999	(2,631)	7,112	5,751,651	17,703,416
Change in unrealized gain (loss) on investments	(90,139)	(10,954)	(2,608,008)	(1,360,991)	(90,807)	(16,502)	(110,502,352)	(5,699,597)
Reinvested capital gains	-	-	529,052	305,134	9,017	7,442	13,739,122	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,206)	(3,972)	(4,223,670)	(594,051)	(86,066)	(4,281)	(90,123,178)	11,499,510

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1	332,531	561,330	11,353	3,250	4,415,785	5,107,934
Transfers between funds	(2,247)	17,153	211,367	5,974,508	44,261	1,012	(17,806,428)	(14,580,448)
Redemptions (note 3)	(2,906)	(3,574)	(1,829,940)	(1,669,503)	(9,463)	(9,487)	(47,832,085)	(60,933,569)
Annuity benefits	(10,086)	(25,728)	-	-	(9,663)	(12,645)	(82,922)	(111,431)
Contract maintenance charges (note 2)	(1)	-	(589)	(160)	(4)	-	(5,337)	(5,241)
Contingent deferred sales charges (note 2)	-	-	(8,795)	(4,995)	-	-	(135,484)	(280,459)
Adjustments to maintain reserves	760	809	(75)	(519)	670	536	14,057	13,585

Net equity transactions	(14,480)	(11,339)	(1,295,501)	4,860,661	37,154	(17,334)	(61,432,414)	(70,789,629)

Net change in contract owners’ equity	(104,686)	(15,311)	(5,519,171)	4,266,610	(48,912)	(21,615)	(151,555,592)	(59,290,119)
Contract owners’ equity beginning of period	127,992	143,303	11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480

Contract owners’ equity end of period	$23,306	127,992	5,836,724	11,355,895	141,006	189,918	120,383,769	271,939,361

CHANGES IN UNITS:
Beginning units	10,820	11,906	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427
Units purchased	98	1,534	887,546	1,191,977	4,421	264	2,538,411	4,114,868
Units redeemed	(1,596)	(2,620)	(1,041,298)	(743,345)	(1,636)	(1,372)	(7,582,463)	(8,698,651)

Ending units	9,322	10,820	954,905	1,108,657	15,897	13,112	13,429,592	18,473,644

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGIS		OVAG		OVSBS		PMVRRA
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(24,043)	(86,815)	(1,092,629)	(1,870,510)	207,884	91,649	15,818	23,833
Realized gain (loss) on investments	444,822	453,823	5,752,427	19,281,977	132,649	112,129	11,168	(6,026)
Change in unrealized gain (loss) on investments	(3,775,931)	(152,918)	(62,520,126)	(8,471,023)	(1,363,229)	241,735	(106,613)	37,674
Reinvested capital gains	445,757	-	-	-	75,957	-	1,088	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	(2,909,395)	214,090	(57,860,328)	8,940,444	(946,739)	445,513	(78,539)	56,827

Equity transactions:
Purchase payments received from contract owners (note 3)	14,913	82,477	3,394,926	3,839,629	35,338	226,721	79,283	61,091
Transfers between funds	(1,686,932)	(115,776)	(6,661,217)	(15,715,410)	83,579	660,896	655,738	(274,221)
Redemptions (note 3)	(897,400)	(613,701)	(21,499,313)	(32,490,201)	(1,477,226)	(421,753)	(241,904)	(325,015)
Annuity benefits	-	-	(8,655)	(11,118)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(9,098)	(10,723)	-	-	(139)	(64)
Contingent deferred sales charges (note 2)	(9,749)	(4,494)	(61,891)	(144,869)	(13,762)	(5,125)	(290)	-
Adjustments to maintain reserves	(38)	(201)	10,659	981	(94)	(138)	(17,553)	4,827

Net equity transactions	(2,579,206)	(651,695)	(24,834,589)	(44,531,711)	(1,372,165)	460,601	475,135	(533,382)

Net change in contract owners’ equity	(5,488,601)	(437,605)	(82,694,917)	(35,591,267)	(2,318,904)	906,114	396,596	(476,555)
Contract owners’ equity beginning of period	8,506,714	8,944,319	135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146

Contract owners’ equity end of period	$3,018,113	8,506,714	53,231,517	135,926,434	4,170,962	6,489,866	675,187	278,591

CHANGES IN UNITS:
Beginning units	664,432	714,818	8,636,413	11,328,404	452,665	418,884	25,083	74,407
Units purchased	8,508	38,789	1,162,852	1,977,736	96,556	94,813	120,057	43,913
Units redeemed	(281,602)	(89,175)	(3,103,952)	(4,669,727)	(202,868)	(61,032)	(78,999)	(93,237)

Ending units	391,338	664,432	6,695,313	8,636,413	346,353	452,665	66,141	25,083

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PMVTRA		PVGIB		ROCMC		SBLD
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$48,995	13,037	155	1	11,459	3,097	(2,099)	(1,810)
Realized gain (loss) on investments	11,203	2,311	(1,652)	1,989	(27,171)	7,154	1,564	9,856
Change in unrealized gain (loss) on investments	(53,680)	13,637	(10,806)	(8,685)	(353,287)	(53,353)	(94,274)	3,230
Reinvested capital gains	36,799	-	3,317	4,735	72,227	39,215	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,317	28,985	(8,986)	(1,960)	(296,772)	(3,887)	(94,809)	11,276

Equity transactions:
Purchase payments received from contract owners (note 3)	240,889	52,049	-	-	234,371	158,327	74,670	26,732
Transfers between funds	1,405,182	158,654	-	-	158,218	212,644	12,940	118,881
Redemptions (note 3)	(280,053)	(84,220)	(6,482)	(8,256)	(127,042)	(27,884)	(17,444)	(84,802)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(9)	(1)	-	(264)	(123)	(73)	(37)
Contingent deferred sales charges (note 2)	(406)	-	-	-	(150)	(99)	(33)	(109)
Adjustments to maintain reserves	(11,257)	(43)	134	170	246	(72)	75	(62)

Net equity transactions	1,354,145	126,431	(6,349)	(8,086)	265,379	342,793	70,135	60,603

Net change in contract owners’ equity	1,397,462	155,416	(15,335)	(10,046)	(31,393)	338,906	(24,674)	71,879
Contract owners’ equity beginning of period	376,864	221,448	28,097	38,143	467,888	128,982	190,962	119,083

Contract owners’ equity end of period	$1,774,326	376,864	12,762	28,097	436,495	467,888	166,288	190,962

CHANGES IN UNITS:
Beginning units	33,848	21,396	2,177	2,742	41,378	11,724	15,283	10,257
Units purchased	270,041	36,096	16	-	39,926	43,356	8,384	9,873
Units redeemed	(150,157)	(23,644)	(559)	(565)	(12,529)	(13,702)	(1,834)	(4,847)

Ending units	153,732	33,848	1,634	2,177	68,775	41,378	21,833	15,283

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLJ		SBLN		SBLO		SBLP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(643)	(669)	(1,317)	(1,565)	(4,811)	(2,820)	(2,542)	(5,333)
Realized gain (loss) on investments	(1,928)	1,271	(6,462)	5,757	(25,830)	18,038	(8,704)	35,562
Change in unrealized gain (loss) on investments	(25,537)	(8,246)	(31,348)	(4,569)	(316,763)	(13,238)	(56,918)	(23,113)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,108)	(7,644)	(39,127)	(377)	(347,404)	1,980	(68,164)	7,116

Equity transactions:
Purchase payments received from contract owners (note 3)	10,959	7,641	25,673	21,066	330,116	45,498	40,177	51,986
Transfers between funds	17,007	3,848	33,714	148,997	666,343	247,152	(165,883)	(73,886)
Redemptions (note 3)	-	(1,602)	(39,407)	(109,777)	(113,418)	(162,739)	(114,947)	(156,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(8)	(60)	(57)	(112)	(41)	(36)	(52)
Contingent deferred sales charges (note 2)	-	-	(252)	(312)	(195)	(116)	(117)	-
Adjustments to maintain reserves	3	(40)	20	2,016	391	(86)	(50)	(27)

Net equity transactions	27,954	9,839	19,688	61,933	883,125	129,668	(240,856)	(178,014)

Net change in contract owners’ equity	(154)	2,195	(19,439)	61,556	535,721	131,648	(309,020)	(170,898)
Contract owners’ equity beginning of period	60,149	57,954	126,202	64,646	290,548	158,900	438,344	609,242

Contract owners’ equity end of period	$59,995	60,149	106,763	126,202	826,269	290,548	129,324	438,344

CHANGES IN UNITS:
Beginning units	6,602	5,632	10,932	5,872	25,150	13,985	40,974	57,506
Units purchased	113,712	5,025	6,345	31,951	107,433	22,577	27,490	35,310
Units redeemed	(109,226)	(4,055)	(4,433)	(26,891)	(15,246)	(11,412)	(50,991)	(51,842)

Ending units	11,088	6,602	12,844	10,932	117,337	25,150	17,473	40,974

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLQ		SBLV		SBLX		SBLY
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(6,630)	(4,387)	(14,386)	(11,825)	(154)	(14)	(78)	(71)
Realized gain (loss) on investments	10,976	4,480	(17,204)	29,869	(401)	159	(33)	813
Change in unrealized gain (loss) on investments	(285,507)	16,405	(458,862)	(67,141)	(6,050)	(60)	(1,645)	(1,017)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(281,161)	16,498	(490,452)	(49,097)	(6,605)	85	(1,756)	(275)

Equity transactions:
Purchase payments received from contract owners (note 3)	233,907	176,666	417,178	354,059	8,777	5,458	3,843	3,177
Transfers between funds	(40,290)	255,046	193,590	729,003	21,316	(4,842)	6,951	(9,644)
Redemptions (note 3)	(64,448)	(24,723)	(185,786)	(156,138)	(1,346)	(10)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(87)	(481)	(234)	(1)	(1)	(4)	(4)
Contingent deferred sales charges (note 2)	(282)	(164)	(329)	(185)	(14)	-	-	-
Adjustments to maintain reserves	24	(180)	354	-	(1,136)	35	(3)	-

Net equity transactions	128,701	406,558	424,526	926,505	27,596	640	10,787	(6,471)

Net change in contract owners’ equity	(152,460)	423,056	(65,926)	877,408	20,991	725	9,031	(6,746)
Contract owners’ equity beginning of period	612,804	189,748	1,392,964	515,556	1,561	836	5,466	12,212

Contract owners’ equity end of period	$460,344	612,804	1,327,038	1,392,964	22,552	1,561	14,497	5,466

CHANGES IN UNITS:
Beginning units	52,222	17,623	128,838	48,041	145	81	545	1,127
Units purchased	28,955	50,680	108,472	136,051	4,652	187	1,909	110
Units redeemed	(16,585)	(16,081)	(63,841)	(55,254)	(787)	(123)	(136)	(692)

Ending units	64,592	52,222	173,469	128,838	4,010	145	2,318	545

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRBCG2		TREI2		TRLT2		DSRG
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(185,092)	(198,182)	186,838	74,112	321,897	143,811	(183,729)	(510,988)
Realized gain (loss) on investments	(239,353)	1,159,924	(2,315,115)	824,754	(43,469)	27,283	4,790,454	2,628,807
Change in unrealized gain (loss) on investments	(9,414,343)	1,060,069	(7,849,625)	(2,124,100)	(382,396)	37,028	(28,592,087)	3,695,392
Reinvested capital gains	-	-	663,399	1,402,463	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,838,788)	2,021,811	(9,314,503)	177,229	(103,968)	208,122	(23,985,362)	5,813,211

Equity transactions:
Purchase payments received from contract owners (note 3)	454,138	625,835	559,873	1,260,077	154,364	394,115	2,770,730	3,159,193
Transfers between funds	1,316,562	6,994,393	2,938,361	8,989,178	12,266,312	3,509,439	(3,785,906)	(5,973,294)
Redemptions (note 3)	(2,794,771)	(2,479,531)	(3,122,007)	(3,054,959)	(2,390,323)	(476,933)	(13,483,880)	(19,184,657)
Annuity benefits	(19,136)	(17,614)	(45,270)	(55,610)	(18,748)	(18,484)	(7,245)	(9,229)
Contract maintenance charges (note 2)	(597)	(84)	(347)	(190)	(72)	(15)	(11,814)	(13,255)
Contingent deferred sales charges (note 2)	(8,487)	(12,151)	(6,597)	(8,664)	(10,856)	(946)	(30,609)	(69,166)
Adjustments to maintain reserves	490	761	2,319	3,162	853	1,676	(2,257)	9,588

Net equity transactions	(1,051,801)	5,111,609	326,332	7,132,994	10,001,530	3,408,852	(14,550,981)	(22,080,820)

Net change in contract owners’ equity	(10,890,589)	7,133,420	(8,988,171)	7,310,223	9,897,562	3,616,974	(38,536,343)	(16,267,609)
Contract owners’ equity beginning of period	22,615,063	15,481,643	23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131

Contract owners’ equity end of period	$11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016	40,224,179	78,760,522

CHANGES IN UNITS:
Beginning units	1,844,368	1,416,705	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635
Units purchased	757,070	1,349,612	1,305,367	1,758,530	1,700,083	587,621	967,636	1,199,991
Units redeemed	(921,984)	(921,949)	(1,298,259)	(1,136,337)	(771,342)	(267,839)	(2,371,559)	(3,119,544)

Ending units	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947	5,103,159	6,507,082

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRGS		VWEMR		VWEM		VWHAR
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2,011)	(3,240)	(272,226)	(318,935)	(290,400)	(289,225)	(389,073)	(552,212)
Realized gain (loss) on investments	3,657	8,323	(11,687,014)	4,754,820	(222,612)	8,369,104	821,244	4,389,248
Change in unrealized gain (loss) on investments	(61,769)	6,409	(23,890,893)	1,073,929	(37,350,529)	(2,732,347)	(31,674,577)	8,692,406
Reinvested capital gains	-	-	14,938,207	7,145,439	14,422,780	8,098,344	8,659,750	5,718,183

Net increase (decrease) in contract owners’ equity resulting from operations	(60,123)	11,492	(20,911,926)	12,655,253	(23,440,761)	13,445,876	(22,582,656)	18,247,625

Equity transactions:
Purchase payments received from contract owners (note 3)	(22)	150	526,090	899,719	191,031	210,116	635,477	960,182
Transfers between funds	(15,780)	(8,350)	(11,013,431)	3,310,415	(3,053,485)	(3,869,581)	(6,122,498)	5,259,716
Redemptions (note 3)	(27,013)	(24,551)	(5,193,517)	(8,694,643)	(5,440,456)	(11,164,788)	(10,472,526)	(9,232,873)
Annuity benefits	-	-	(1,148)	(1,033)	(23,232)	(38,506)	(5,340)	(4,538)
Contract maintenance charges (note 2)	-	-	(193)	(181)	(807)	(948)	(263)	(196)
Contingent deferred sales charges (note 2)	(377)	(252)	(10,040)	(44,893)	(6,474)	(26,351)	(18,204)	(30,077)
Adjustments to maintain reserves	(5)	(60)	(872)	1,980	(58)	2,518	(129)	1,811

Net equity transactions	(43,197)	(33,063)	(15,693,111)	(4,528,636)	(8,333,481)	(14,887,540)	(15,983,483)	(3,045,975)

Net change in contract owners’ equity	(103,320)	(21,571)	(36,605,037)	8,126,617	(31,774,242)	(1,441,664)	(38,566,139)	15,201,650
Contract owners’ equity beginning of period	199,928	221,499	45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506

Contract owners’ equity end of period	$96,608	199,928	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156

CHANGES IN UNITS:
Beginning units	18,076	21,134	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076
Units purchased	46	186	397,496	1,182,476	80,526	242,210	1,063,353	1,231,030
Units redeemed	(4,546)	(3,244)	(1,070,742)	(1,351,030)	(384,029)	(617,202)	(1,634,692)	(1,376,957)

Ending units	13,576	18,076	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHA		ACEG2		ACC2		MSVFI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(180,071)	(287,517)	(32,589)	(49,034)	75,437	(48,831)	332,635	226,501
Realized gain (loss) on investments	4,190,232	5,478,595	59,155	216,127	756,583	1,128,630	(1,295,605)	54,488
Change in unrealized gain (loss) on investments	(19,629,831)	1,678,174	(1,239,974)	185,542	(7,069,165)	(2,196,928)	(306,788)	58,059
Reinvested capital gains	4,230,495	3,746,441	-	-	766,923	430,843	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,389,175)	10,615,693	(1,213,408)	352,635	(5,470,222)	(686,286)	(1,269,758)	339,048

Equity transactions:
Purchase payments received from contract owners (note 3)	643,109	196,048	137	48,464	66,930	237,209	419,365	544,071
Transfers between funds	(3,243,713)	(3,522,920)	68,694	(175,282)	(1,120,875)	(517,420)	(184,643)	7,775,741
Redemptions (note 3)	(5,436,976)	(5,883,964)	(140,334)	(304,226)	(1,997,497)	(1,819,860)	(2,529,890)	(1,398,276)
Annuity benefits	(22,696)	(21,463)	-	-	(5,234)	(4,454)	-	-
Contract maintenance charges (note 2)	(477)	(344)	-	-	-	-	(539)	(155)
Contingent deferred sales charges (note 2)	(5,154)	(13,033)	(2,201)	(4,557)	(23,576)	(27,484)	(13,586)	(9,154)
Adjustments to maintain reserves	10,042	8,280	(77)	(44)	94	10	125	(403)

Net equity transactions	(8,055,865)	(9,237,396)	(73,781)	(435,645)	(3,080,158)	(2,131,999)	(2,309,168)	6,911,824

Net change in contract owners’ equity	(19,445,040)	1,378,297	(1,287,189)	(83,010)	(8,550,380)	(2,818,285)	(3,578,926)	7,250,872
Contract owners’ equity beginning of period	30,517,042	29,138,745	2,481,515	2,564,525	17,036,615	19,854,900	11,267,437	4,016,565

Contract owners’ equity end of period	$11,072,002	30,517,042	1,194,326	2,481,515	8,486,235	17,036,615	7,688,511	11,267,437

CHANGES IN UNITS:
Beginning units	800,293	1,061,403	215,311	254,837	1,281,115	1,437,197	1,037,706	385,528
Units purchased	70,122	112,631	16,826	7,856	22,265	56,232	1,037,826	1,106,941
Units redeemed	(330,253)	(373,741)	(24,731)	(47,382)	(292,088)	(212,314)	(1,277,780)	(454,763)

Ending units	540,162	800,293	207,406	215,311	1,011,292	1,281,115	797,752	1,037,706

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSVF2		MSEM		MSVMG		MSVRE
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$30,084	19,089	1,061,196	1,483,211	(73,239)	(348,499)	3,637,828	(480,825)
Realized gain (loss) on investments	(32,030)	(182)	(1,325,540)	(300,458)	(1,419,494)	3,932,936	(10,205,933)	73,854,637
Change in unrealized gain (loss) on investments	(147,097)	13,179	(3,434,427)	(665,909)	(13,899,671)	193,931	(123,544,689)	(152,134,697)
Reinvested capital gains	-	-	735,547	763,543	4,929,728	1,274,971	62,046,801	27,528,039

Net increase (decrease) in contract owners’ equity resulting from operations	(149,043)	32,086	(2,963,224)	1,280,387	(10,462,676)	5,053,339	(68,065,993)	(51,232,846)

Equity transactions:
Purchase payments received from contract owners (note 3)	51,490	70,440	97,050	119,639	299,568	427,040	3,946,915	6,455,945
Transfers between funds	(87,550)	359,331	(2,324,404)	(2,665,352)	(1,333,768)	(2,902,597)	(17,299,231)	(86,460,477)
Redemptions (note 3)	(87,893)	(82,913)	(3,856,527)	(5,436,018)	(5,449,125)	(4,644,511)	(32,420,621)	(56,175,289)
Annuity benefits	(8,248)	(6,676)	(10,295)	(9,512)	(4,878)	(5,634)	(78,227)	(116,992)
Contract maintenance charges (note 2)	-	-	(471)	(442)	(380)	(404)	(5,167)	(5,902)
Contingent deferred sales charges (note 2)	(1,412)	(828)	(12,513)	(14,810)	(12,770)	(19,710)	(140,483)	(342,146)
Adjustments to maintain reserves	852	786	739	(18,654)	3,821	(15,024)	6,714	4,350

Net equity transactions	(132,761)	340,140	(6,106,421)	(8,025,149)	(6,497,532)	(7,160,840)	(45,990,100)	(136,640,511)

Net change in contract owners’ equity	(281,804)	372,226	(9,069,645)	(6,744,762)	(16,960,208)	(2,107,501)	(114,056,093)	(187,873,357)
Contract owners’ equity beginning of period	1,157,666	785,440	22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853

Contract owners’ equity end of period	$875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

CHANGES IN UNITS:
Beginning units	93,300	60,560	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668
Units purchased	10,657	47,648	48,767	92,975	1,054,348	1,078,406	1,578,095	2,040,517
Units redeemed	(28,453)	(14,908)	(299,135)	(398,022)	(1,742,461)	(1,701,895)	(3,380,836)	(5,880,555)

Ending units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VYDS		WRLBP		SVOF
	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(54,586)	(107,915)	-	620,498	729,968	(1,127,014)
Realized gain (loss) on investments	237,135	1,020,425	-	(1,081,634)	5,327,091	10,064,896
Change in unrealized gain (loss) on investments	(6,019,549)	(826,978)	-	1,110,733	(82,256,265)	(22,749,873)
Reinvested capital gains	1,492,039	1,202,247	-	-	25,001,571	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	(4,344,961)	1,287,779	-	649,597	(51,197,635)	10,055,531

Equity transactions:
Purchase payments received from contract owners (note 3)	59,357	243,136	-	102,479	2,303,077	2,815,296
Transfers between funds	(487,866)	(837,379)	-	(35,801,355)	(10,099,924)	(20,107,319)
Redemptions (note 3)	(2,821,050)	(3,062,040)	-	(2,050,313)	(22,234,173)	(23,860,094)
Annuity benefits	-	-	-	(2,903)	(16,321)	(20,577)
Contract maintenance charges (note 2)	-	-	-	-	(2,289)	(2,424)
Contingent deferred sales charges (note 2)	(4,645)	(17,325)	-	(28,396)	(81,989)	(150,669)
Adjustments to maintain reserves	(141)	787	-	(7,174)	29,732	(96,849)

Net equity transactions	(3,254,345)	(3,672,821)	-	(37,787,662)	(30,101,887)	(41,422,636)

Net change in contract owners’ equity	(7,599,306)	(2,385,042)	-	(37,138,065)	(81,299,522)	(31,367,105)
Contract owners’ equity beginning of period	13,517,054	15,902,096	-	37,138,065	149,038,744	180,405,849

Contract owners’ equity end of period	$5,917,748	13,517,054	-	-	67,739,222	149,038,744

CHANGES IN UNITS:
Beginning units	975,201	1,255,579	-	3,102,882	10,766,464	13,514,581
Units purchased	208,181	303,058	-	103,694	1,657,625	1,291,903
Units redeemed	(492,277)	(583,436)	-	(3,206,576)	(3,986,980)	(4,040,020)

Ending units	691,105	975,201	-	-	8,437,109	10,766,464

See accompanying notes to financial statements.

86

NATIONWIDE VARIABLE ACCOUNT- 9

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Balanced Fund - Series I (AVB)

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Blue Chip Fund - Series I (AVBC)*

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series II (AVCD2)

AIM VIF - Core Equity Fund - Series I (AVGI)

AIM VIF - Core Equity Fund - Series II (AVCE2)

AIM VIF - Global Health Care Fund - Series I (IVHS)

AIM VIF - Global Real Estate Fund - Series I (IVRE)

AIM VIF - International Growth Fund - Series I (AVIE)*

AIM VIF - Large Cap Growth Fund - Series I (AVLCG)

AIM VIF - Premier Equity Fund - Series I (AVV)*

AIM VIF - Premier Equity Fund - Series II (AVV2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)

BB&T Variable Insurance Funds - Large Cap Fund (BBGI)

BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)*

BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Deutsche VIT NASDAQ 100 Index Fund (DNIX)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)*

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)

Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)*

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF - Diversified Capital Builder Fund - Class 1 (EVFF) (formerly Balanced Fund - Class 1)*

Evergreen VAF - Diversified Income Builder Fund - Class 1 (EVSI)*

Evergreen VAF - Fund - Class 1 (EVF)*

Evergreen VAF - Fundamental Large Cap Fund - Class 1 (EVGI)*

Evergreen VAF - International Equity Fund - Class 1 (EVIG)*

Evergreen VAF - Omega Fund - Class 1 (EVOM)*

Evergreen VAF - Special Equity Fund - Class 1 (EVSE)*

Evergreen VAF - Special Values Fund - Class 1 (EVSC)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT - Blue Chip Fund - Class I (EVBC)*

Evergreen VAT - Capital Growth Fund - Class I (EVCG)*

Evergreen VAT - Equity Index Fund - Class I (EVIX)*

Evergreen VAT - Global Leaders Fund - Class I (EVGL)*

Evergreen VAT - Masters Fund - Class I (EVM)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - High Income Bond II - Service Class (FHIBS)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)*

First Horizon Capital Appreciation Portfolio (FHCAP)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)*

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)

MFS(R) VIT - New Discovery Series - Service Class (MNDSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Government Bond Fund - Class II (GBF2)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VIII (GVIX8)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2) (formerly International Value Fund - Class II)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)*

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)*

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - High Income Fund - Service Class (OVHIS)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)*

Putnam VT - Voyager Fund - Class IB (PVTVB)*

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

SBL Fund - Series D (Global Series) (SBLD)

SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)

SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)

SBL Fund - Series O (All Cap Value Series) (SBLO) (formerly Series O (Equity Income Series))

SBL Fund - Series P (High Yield Series) (SBLP)

SBL Fund - Series Q (Small Cap Value Series) (SBLQ)

SBL Fund - Series V (Mid Cap Value Series) (SBLV)

SBL Fund - Series X (Small Cap Growth Series) (SBLX)

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

SBL Fund - Series Y (Select 25 Series) (SBLY)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)

Van Kampen LIT - Comstock Portfolio - Class II (ACC2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - International Magnum Portfolio- Class I (MSVIM)*

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF - Diversified Stock Fund - Class A (VYDS)

Victory VIF - Investment Quality Bond Fund - Class A (VYIQB)*

Victory VIF - Small Company Opportunity Fund - Class A (VYSCO)*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 9 Options, Continued	BOA Choice		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%		1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%	(5)	-	-	-
5% Enhanced	0.05%	(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%	(9)	-	-	-
Option 2	0.30%	(9)	-	-	-
Beneficiary Protector Option	0.40%		-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-		1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%		2.25%	1.75%	1.60%
(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Corp and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$31,638,314	770	4,510	89	829	8,306	635	-
1.00%	11,310,663	-	1,628	-	239	1,729	-	-
1.05%	2,054,113	-	737	-	-	79	-	-
1.10%	12,377,108	1,322	1,265	246	187	1,085	721	-
1.15%	6,132,989	396	489	472	95	128	269	-
1.20%	15,424,367	52	1,266	-	2,966	5,672	-	-
1.25%	3,016,080	540	4,631	-	941	1,799	112	-
1.30%	2,537,874	70	184	26	-	169	-	-
1.35%	3,497,021	187	109	-	700	1,408	267	-
1.40%	13,851,518	74	2,586	544	602	2,632	1,058	-
1.45%	1,283,877	-	127	-	16	24	-	-
1.50%	2,167,457	-	14,271	-	2,746	2,083	-	3,607
1.55%	8,485,316	981	2,125	179	708	767	3,808	-
1.60%	4,881,304	10	6,187	231	1,516	335	-	1,575
1.65%	2,962,347	-	17,447	-	2,079	1,017	-	3,929
1.70%	802,137	-	11	-	-	1	-	-
1.75%	1,444,166	63	4,040	8	1,251	322	-	694
1.80%	1,202,887	-	1,804	-	324	9	-	389
1.85%	1,454,157	-	52	-	-	69	-	-
1.90%	425,598	-	2,118	-	160	-	-	566

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.95%	954,055	-	10,948	-	2,972	95	-	3,657
2.00%	852,344	-	114	-	15	73	-	-
2.05%	1,226,403	1,472	3,547	-	2,241	305	-	6,022
2.10%	687,952	-	10,829	-	905	29	-	2,830
2.15%	151,901	-	1,149	-	587	500	-	123
2.20%	656,441	-	5,658	-	3,361	348	-	1,008
2.25%	572,457	-	1,003	-	431	917	-	-
2.30%	106,570	-	-	-	-	-	-	-
2.35%	32,101	-	534	-	266	-	-	-
2.40%	205,390	-	-	-	-	-	-	-
2.45%	83,560	-	145	-	348	-	-	1,926
2.50%	82,184	-	2,345	-	-	184	-	106
2.55%	11,319	-	-	-	-	-	-	-
2.60%	122,212	-	5,251	-	109	379	-	610
2.65%	5,170	-	-	-	-	-	-	-
2.70%	1,763	-	-	-	-	-	-	-
2.85%	1,044	-	-	-	-	-	-	-

Totals	$132,702,159	5,937	107,110	1,795	26,594	30,464	6,870	27,042

	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2

0.95%	$21	392	983	-	-	3,697	362,036	-
1.00%	-	45	-	-	-	979	141,020	-
1.05%	-	-	-	-	-	56	27,624	-
1.10%	648	2,283	1,956	-	-	850	107,779	-
1.15%	102	818	82	-	-	328	49,957	-
1.20%	2	14	-	-	-	869	185,450	-
1.25%	-	-	121	216	-	101	29,162	-
1.30%	-	107	-	-	-	254	34,263	-
1.35%	-	-	92	-	-	447	39,456	-
1.40%	-	-	115	-	-	3,585	119,617	-
1.45%	-	-	-	-	-	10	8,284	-
1.50%	-	-	-	8,880	4,129	10,906	17,455	9,085
1.55%	-	-	624	-	-	1,724	80,481	-
1.60%	-	-	-	2,946	1,595	2,046	29,975	926
1.65%	-	-	-	6,709	15,561	10,493	39,933	5,938
1.70%	-	-	-	-	-	36	6,317	-
1.75%	-	-	-	926	1,037	3,211	16,575	1,398
1.80%	-	-	-	1,572	1,493	2,438	16,019	715
1.85%	-	-	-	-	-	9	7,250	-
1.90%	-	-	1,128	-	218	2,207	2,870	1,065
1.95%	-	-	-	6,757	9,228	14,494	1,264	3,532
2.00%	-	-	-	-	-	760	6,156	504
2.05%	-	-	557	5,801	3,278	6,701	9,743	2,792
2.10%	-	-	-	3,142	3,904	7,301	3,041	11,954
2.15%	-	-	-	384	-	232	615	370
2.20%	-	-	-	4,557	1,485	5,591	1,294	6,261
2.25%	-	-	-	-	-	65	255	-
2.30%	-	-	-	-	-	2	113	-
2.35%	-	-	-	274	156	727	-	969
2.40%	-	-	-	-	-	-	169	-
2.45%	-	-	-	812	93	981	218	-
2.50%	-	-	-	96	1,197	634	-	97
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	1,588	395	903	61	886
2.65%	-	-	-	-	-	-	7	-
2.70%	-	-	-	-	-	-	22	-
2.85%	-	-	-	-	-	-	-	-

Totals	$773	3,659	5,658	44,660	43,769	82,637	1,344,481	46,492

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV

0.95%	$236,787	235,765	152,517	35,061	-	24,021	-	759,070
1.00%	77,548	126,122	46,395	10,570	-	6,085	-	251,322
1.05%	10,635	17,858	10,616	1,275	-	359	-	44,613
1.10%	49,590	38,301	43,181	9,064	-	6,666	-	289,105
1.15%	41,690	17,000	33,468	6,460	-	5,635	-	152,704
1.20%	137,585	102,185	115,589	23,710	-	13,070	-	481,361
1.25%	32,135	17,115	11,650	2,471	3,292	2,913	-	81,108
1.30%	19,833	22,313	12,094	3,552	-	1,162	-	73,378
1.35%	32,383	9,175	23,024	3,491	-	3,681	-	107,603
1.40%	82,187	18,319	72,356	12,073	-	11,174	-	367,691
1.45%	2,786	4,636	2,531	492	-	1,226	-	27,963
1.50%	8,830	17,195	6,985	1,135	-	838	4,265	46,269
1.55%	29,300	14,002	25,415	7,065	-	4,255	-	220,485
1.60%	30,195	5,939	22,852	3,090	-	5,329	1,440	102,027
1.65%	9,698	9,958	15,253	2,649	-	2,717	3,871	76,196
1.70%	4,033	580	1,940	996	-	98	-	26,577
1.75%	4,145	709	5,708	885	-	1,097	2,070	29,094
1.80%	4,827	2,411	7,282	423	-	1,178	12	30,635
1.85%	8,393	2,345	8,352	737	-	599	-	45,627
1.90%	1,105	-	319	716	-	788	472	8,311
1.95%	4,399	177	1,364	1,752	-	277	4,422	4,329
2.00%	5,100	77	596	4,128	-	465	146	17,098
2.05%	1,318	1,527	9,683	803	-	-	2,750	24,834
2.10%	4,497	43	266	628	-	689	2,078	2,972
2.15%	1,618	4	70	1,180	-	-	111	2,699
2.20%	6,283	739	1,517	51	-	112	3,683	7,867
2.25%	10,976	-	249	580	1,908	67	-	5,314
2.30%	1,009	-	310	5,451	-	-	-	2,188
2.35%	188	-	-	-	-	-	-	-
2.40%	1,834	-	1,223	13,571	-	-	-	873
2.45%	194	-	-	48	-	-	288	1,975
2.50%	-	-	-	-	-	-	-	431
2.55%	196	-	-	934	-	-	-	21
2.60%	268	-	-	-	-	20	108	666
2.65%	-	-	-	413	-	-	-	56
2.70%	-	-	-	130	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$861,565	664,495	632,805	155,584	5,200	94,521	25,716	3,292,462

	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP

0.95%	$-	53,386	-	1,580	7,511	6,491	9,989	25,674
1.00%	-	20,628	-	-	-	-	3,473	14,957
1.05%	-	2,623	-	-	17	52	2,072	4,114
1.10%	-	13,876	-	2,495	7,524	3,928	564	1,039
1.15%	-	9,483	-	2,047	3,153	682	49	125
1.20%	-	21,949	-	27	155	129	1,457	2,661
1.25%	-	3,565	3,311	220	659	272	29	975
1.30%	-	3,956	-	393	1,731	987	-	297
1.35%	-	10,719	-	216	1,159	927	-	-
1.40%	-	14,870	-	249	7,369	3,866	-	102
1.45%	-	1,544	-	1,266	1,457	1,125	-	57
1.50%	23,123	2,021	-	73	127	86	-	807
1.55%	-	11,709	-	923	5,560	1,801	-	-
1.60%	5,185	4,044	-	3,553	3,534	4,105	-	6
1.65%	11,593	3,029	-	2,342	358	725	-	285
1.70%	-	679	-	4,443	27	17	-	-
1.75%	4,123	526	-	11	258	330	-	-

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.80%	6,434	519	-	-	-	-	-	-
1.85%	-	3,395	-	-	4,135	5,245	-	-
1.90%	6,878	-	-	-	1,463	1,320	-	-
1.95%	16,777	113	-	-	-	-	-	-
2.00%	2,625	682	-	-	-	-	-	-
2.05%	10,020	759	-	-	-	419	-	-
2.10%	7,633	27	-	-	-	-	-	-
2.15%	843	276	-	-	-	-	-	-
2.20%	5,292	1,062	-	-	-	-	-	-
2.25%	-	5	3,854	-	-	-	-	-
2.30%	-	32	-	-	-	-	-	-
2.35%	1,856	-	-	-	-	-	-	-
2.40%	-	3	-	-	-	-	-	-
2.45%	1,951	49	-	-	-	-	-	-
2.50%	47	-	-	-	-	-	-	-
2.55%	-	14	-	-	-	-	-	-
2.60%	1,515	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$105,895	185,543	7,165	19,838	46,197	32,507	17,633	51,099

	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS

0.95%	$30,695	108,137	1,747,958	260,757	-	803	895	-
1.00%	13,781	32,996	783,713	103,352	-	-	-	-
1.05%	7,170	3,077	152,480	30,786	-	-	-	-
1.10%	1,573	41,417	475,592	80,523	-	219	184	-
1.15%	397	25,490	247,820	41,283	-	-	66	-
1.20%	12,330	60,068	814,310	129,475	-	-	-	-
1.25%	1,344	14,100	132,165	22,490	-	30	-	-
1.30%	2,079	9,325	157,928	24,088	-	-	-	-
1.35%	212	22,151	206,314	26,308	-	67	-	-
1.40%	248	40,627	367,539	79,592	-	281	1,577	-
1.45%	21	3,328	47,596	6,969	-	-	-	-
1.50%	554	3,298	47,266	11,035	7,239	-	-	668
1.55%	-	23,231	192,047	41,816	-	656	2,199	-
1.60%	-	13,165	125,932	20,667	5,357	-	-	-
1.65%	92	7,451	63,722	18,020	5,535	-	-	425
1.70%	10	2,685	37,497	3,642	-	-	-	-
1.75%	-	3,891	30,583	3,234	3,068	-	-	532
1.80%	143	2,875	33,925	6,423	697	-	-	88
1.85%	6	3,481	27,838	3,528	-	2,949	-	-
1.90%	-	2,581	13,021	717	691	-	-	-
1.95%	-	473	8,443	643	3,184	-	-	1,268
2.00%	-	2,742	14,152	884	73	-	-	-
2.05%	-	6,871	41,317	3,580	15,924	-	-	766
2.10%	-	157	1,604	1,048	5,078	-	-	417
2.15%	-	97	3,090	630	-	-	-	63
2.20%	-	1,268	7,623	432	2,484	-	-	1,787
2.25%	-	13	9,715	1,259	-	-	-	-
2.30%	-	276	2,791	55	-	-	-	-
2.35%	-	-	70	-	77	-	-	-
2.40%	-	5	44	179	-	-	-	-
2.45%	-	-	-	55	2,783	-	-	-
2.50%	-	-	-	-	765	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	584	-	-	213
2.65%	-	-	14	-	-	-	-	-

(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,655	435,276	5,794,109	923,470	53,539	5,005	4,921	6,227

	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS

0.95%	$-	-	13,010	570,026	-	1,416,700	-	923,803
1.00%	-	-	10,227	141,595	-	577,141	-	497,868
1.05%	-	-	511	31,779	-	115,383	-	88,928
1.10%	-	-	2,784	209,854	-	423,346	-	257,459
1.15%	-	-	1,255	111,953	-	214,244	-	109,322
1.20%	-	-	8,913	345,882	-	721,597	-	517,798
1.25%	-	-	758	58,252	-	107,906	-	85,431
1.30%	-	-	1,472	59,691	-	94,818	-	75,975
1.35%	-	-	1,637	96,477	-	193,286	-	104,184
1.40%	-	-	8,219	292,134	-	505,304	-	238,827
1.45%	-	-	1,248	21,051	-	39,883	-	24,027
1.50%	1,183	17,703	225	24,390	26,794	56,139	43,197	40,136
1.55%	-	-	1,554	164,038	-	299,483	-	108,302
1.60%	3,897	2,791	348	116,744	8,953	162,823	12,580	48,132
1.65%	655	11,805	1,176	45,411	22,453	108,914	25,180	58,217
1.70%	-	-	97	29,281	-	23,973	-	23,210
1.75%	130	3,532	330	49,618	8,055	59,110	13,680	17,731
1.80%	175	954	27	24,028	2,003	38,755	9,662	18,808
1.85%	-	-	897	28,993	-	46,114	-	12,352
1.90%	-	255	-	14,085	3,457	6,505	10,185	5,243
1.95%	4,056	6,373	152	1,316	22,483	8,122	32,543	3,284
2.00%	-	368	644	12,324	614	14,992	435	18,008
2.05%	2,482	5,295	220	26,250	10,519	35,061	8,617	8,463
2.10%	2,088	9,593	-	1,856	15,554	678	23,851	379
2.15%	80	1,817	25	1,403	258	2,265	650	1,790
2.20%	1,753	2,863	30	4,849	7,580	6,690	16,868	4,072
2.25%	-	-	5	3,138	-	9,381	-	2,338
2.30%	-	-	12	666	-	2,421	-	299
2.35%	-	394	-	37	1,082	-	554	39
2.40%	-	-	7	163	-	2,935	-	44
2.45%	-	1,431	24	31	916	1,748	2,507	-
2.50%	-	6,139	-	719	1,838	-	2,361	62
2.55%	-	-	-	-	-	179	-	-
2.60%	-	324	-	730	5,003	-	6,858	-
2.65%	-	-	-	32	-	66	-	-
2.70%	-	-	-	55	-	119	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$16,499	71,637	55,807	2,488,851	137,562	5,296,081	209,728	3,294,531

	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2

0.95%	$-	318,417	82,944	143,816	-	230,370	1,861,558	-
1.00%	-	134,584	22,041	75,545	-	63,779	809,415	-
1.05%	-	32,666	6,453	14,261	-	11,538	124,508	-
1.10%	-	79,322	19,772	20,318	-	64,703	531,126	-
1.15%	-	32,295	8,894	9,729	-	37,206	264,182	-
1.20%	-	132,886	57,147	80,701	-	152,777	1,030,198	-
1.25%	-	18,649	7,398	11,898	-	20,605	157,118	-
1.30%	-	26,442	10,273	9,578	-	17,967	164,504	-
1.35%	-	22,893	10,657	7,091	-	25,883	232,476	-
1.40%	-	75,142	36,760	10,465	-	92,238	562,473	-
1.45%	-	6,006	3,735	3,252	-	4,062	56,268	-
1.50%	13,636	11,098	1,962	3,717	23,558	9,438	71,745	54,723
1.55%	-	36,950	13,025	7,027	-	42,099	256,494	-

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.60%	5,262	25,423	5,548	1,142	9,772	21,070	145,170	12,553
1.65%	12,079	15,540	3,614	3,435	23,643	18,283	116,906	37,131
1.70%	-	6,474	1,057	2,098	-	3,910	37,223	-
1.75%	5,710	21,421	1,678	1,331	7,674	12,253	66,525	19,548
1.80%	2,921	7,723	1,008	1,436	3,240	6,778	47,234	7,458
1.85%	-	6,730	2,058	1,070	-	11,062	56,429	-
1.90%	1,529	344	617	525	6,506	711	13,743	9,419
1.95%	5,556	139	113	16	29,085	306	7,392	48,702
2.00%	448	4,073	353	227	1,365	2,581	26,376	2,478
2.05%	11,004	3,545	1,487	1,089	15,223	3,186	33,414	19,664
2.10%	12,761	954	169	28	20,351	1,079	4,341	34,588
2.15%	111	475	722	-	621	252	3,778	2,009
2.20%	11,000	2,413	777	807	13,268	2,251	6,437	25,606
2.25%	-	11	6	-	-	397	45,796	-
2.30%	-	2	-	-	-	817	4,806	-
2.35%	-	-	-	-	267	-	-	2,731
2.40%	-	-	27	-	-	-	10,297	-
2.45%	3,146	75	4	-	3,297	85	845	1,101
2.50%	1,249	-	-	-	4,171	-	1,191	3,097
2.55%	-	81	-	-	-	-	723	-
2.60%	2,264	-	-	-	2,059	-	887	3,283
2.65%	-	-	-	-	-	-	280	-
2.70%	-	-	-	-	-	-	28	-
2.85%	-	-	-	-	-	-	13	-

Totals	$88,676	1,022,773	300,299	410,602	164,100	857,686	6,751,899	284,091

	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S

0.95%	$219,354	157,109	112,103	-	58,988	-	131,809	32,879
1.00%	54,235	82,153	38,442	-	22,029	-	64,152	14,135
1.05%	10,893	21,967	5,311	-	3,331	-	8,288	1,180
1.10%	64,616	23,395	36,425	-	19,073	-	35,148	9,611
1.15%	26,325	6,851	17,456	-	11,250	-	19,400	3,345
1.20%	102,159	48,101	70,872	-	32,086	-	76,240	9,782
1.25%	22,621	7,641	8,173	8,609	7,686	-	14,236	4,164
1.30%	25,937	8,227	11,840	-	6,444	-	10,107	4,492
1.35%	18,174	6,362	13,537	-	10,080	-	25,771	407
1.40%	67,483	14,050	34,117	-	31,834	-	38,343	18,253
1.45%	5,018	2,211	4,200	-	2,272	-	5,893	159
1.50%	7,822	4,333	3,191	34,180	862	7,116	5,042	430
1.55%	27,085	9,474	23,669	-	13,648	-	32,403	7,707
1.60%	31,153	3,207	12,631	12,311	11,322	1,794	12,666	989
1.65%	17,352	6,437	14,240	25,458	4,904	1,498	8,182	3,468
1.70%	2,740	1,361	5,903	-	3,308	-	2,193	168
1.75%	7,815	1,458	1,812	11,142	4,245	2,221	2,549	799
1.80%	7,850	612	1,851	3,663	1,961	1,296	3,943	600
1.85%	9,982	1,224	8,244	-	1,906	-	6,319	2,004
1.90%	2,029	488	2,075	5,806	247	603	447	-
1.95%	475	124	1,836	26,644	400	5,768	1,508	-
2.00%	2,982	166	5,975	3,585	858	41	5,857	1,534
2.05%	3,180	1,005	2,092	24,821	784	2,890	3,863	616
2.10%	1,369	-	431	25,501	692	6,811	553	-
2.15%	297	410	1,348	879	985	399	1,451	-
2.20%	909	38	413	13,475	483	2,006	1,022	-
2.25%	15,365	-	290	16,449	1,370	-	607	-
2.30%	-	-	3,059	-	116	-	3,861	-
2.35%	-	-	-	1,231	-	-	-	-
2.40%	6	-	7,646	-	23	-	10,165	-
2.45%	-	-	-	3,487	-	-	79	-
2.50%	-	-	-	6,477	147	623	-	-

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.55%	-	-	545	-	-	-	753	-
2.60%	-	-	-	2,779	-	1,128	-	-
2.65%	-	-	215	-	-	-	303	-
2.70%	-	-	-	-	-	-	132	-
2.85%	-	-	-	-	-	-	-	-

Totals	$755,226	408,404	449,942	226,497	253,334	34,194	533,285	116,722

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3

0.95%	$-	16,367	-	8,595	-	33,823	-	46,778
1.00%	-	9,165	-	2,521	-	16,895	-	14,869
1.05%	-	1,599	-	-	-	2,923	-	1,959
1.10%	-	7,561	-	6,462	-	7,344	-	11,798
1.15%	-	1,721	-	4,000	-	4,515	-	7,058
1.20%	-	11,109	-	4,634	-	17,776	-	25,548
1.25%	345	2,267	639	1,282	1,925	8,382	877	9,697
1.30%	-	192	-	85	-	1,347	-	2,071
1.35%	-	1,885	-	2,284	-	5,666	-	3,443
1.40%	-	8,025	-	2,818	-	14,016	-	16,096
1.45%	-	28	-	159	-	3,094	-	317
1.50%	-	1,585	-	-	-	424	-	1,040
1.55%	-	8,118	-	1,217	-	5,881	-	9,607
1.60%	-	70	-	44	-	5,159	-	4,383
1.65%	-	780	-	240	-	1,538	-	1,676
1.70%	-	94	-	216	-	626	-	849
1.75%	-	362	-	126	-	938	-	1,130
1.80%	-	2,236	-	1,615	-	1,164	-	1,172
1.85%	-	3,255	-	493	-	1,156	-	2,768
1.90%	-	-	-	-	-	1,802	-	477
1.95%	-	-	-	-	-	76	-	74
2.00%	-	-	-	15	-	665	-	309
2.05%	-	49	-	-	-	5,196	-	914
2.10%	-	-	-	45	-	35	-	129
2.15%	-	-	-	-	-	-	-	1
2.20%	-	-	-	-	-	383	-	286
2.25%	-	-	543	-	4,050	-	-	-
2.30%	-	412	-	-	-	21	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$345	76,880	1,182	36,851	5,975	140,845	877	164,449

	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP

0.95%	$778	157,211	130,865	-	61,949	619,879	199,006	309,882
1.00%	175	46,801	54,334	-	20,216	29,397	9,271	14,486
1.05%	-	9,874	13,493	-	1,072	6,501	2,151	6,847
1.10%	31	34,486	35,327	-	14,544	742,059	182,418	281,040
1.15%	110	21,887	15,933	-	8,142	335,370	96,413	119,476
1.20%	1,101	83,551	106,216	-	33,253	31,131	7,791	12,071
1.25%	61	9,858	17,816	8,157	10,193	43,913	13,675	16,887
1.30%	-	17,162	28,133	-	2,049	6,348	3,278	5,113
1.35%	111	23,040	25,550	-	4,613	24,406	5,331	8,630
1.40%	1,277	41,567	62,491	-	21,090	666,215	174,426	299,190

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.45%	18	2,671	11,347	-	1,955	101,747	23,469	30,477
1.50%	56	1,818	4,261	-	1,303	25,903	4,973	12,639
1.55%	34	11,402	46,365	-	6,870	605,675	138,867	193,570
1.60%	46	12,593	10,317	-	7,494	249,755	70,377	110,779
1.65%	62	4,594	15,303	-	3,325	55,345	15,728	17,660
1.70%	-	5,420	5,612	-	1,809	29,067	11,019	18,346
1.75%	-	2,168	9,092	-	464	8,421	7,187	6,332
1.80%	-	7,594	2,846	-	2,187	32,343	11,804	14,910
1.85%	-	7,095	10,579	-	2,062	92,405	18,790	35,229
1.90%	-	1,673	923	-	1,204	20,096	4,298	5,932
1.95%	-	2,024	1,207	-	315	25,697	6,316	11,415
2.00%	-	8,094	7,164	-	1,634	50,788	10,695	16,586
2.05%	-	2,813	3,950	-	1,509	15,775	3,797	7,938
2.10%	-	887	480	-	149	5,761	2,046	2,416
2.15%	-	2,076	658	-	146	1,104	197	837
2.20%	-	1,389	644	-	768	426	63	176
2.25%	-	527	5,469	5,674	20	2,569	1,130	2,949
2.30%	-	4,985	2,045	-	263	2,073	362	476
2.35%	-	-	-	-	-	-	-	-
2.40%	109	12,410	4,387	-	766	16,850	1,845	94
2.45%	-	25	-	-	9	2,153	-	6,608
2.50%	-	-	-	-	-	12	-	-
2.55%	-	945	351	-	21	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	336	123	-	27	-	-	-
2.70%	-	152	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,969	539,128	633,281	13,831	211,421	3,849,184	1,026,723	1,568,991

	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P

0.95%	$462,174	74,064	15,239	90,183	508,997	171,996	135,942	52,053
1.00%	22,604	2,977	1,463	3,997	25,721	6,869	5,263	1,277
1.05%	4,592	1,707	147	587	5,206	2,305	2,137	389
1.10%	478,637	85,885	27,899	124,275	506,755	200,757	158,095	71,595
1.15%	178,802	38,654	14,817	53,188	223,544	90,042	62,907	31,393
1.20%	17,001	2,283	623	4,673	19,383	8,105	5,773	2,625
1.25%	27,462	6,424	2,266	8,463	28,818	15,441	7,388	3,913
1.30%	4,153	949	60	1,244	7,245	2,038	288	356
1.35%	15,730	2,783	2,055	3,956	17,630	4,275	3,179	2,559
1.40%	477,231	84,442	27,525	141,208	532,921	149,362	180,608	87,632
1.45%	60,741	9,507	1,707	10,689	78,436	11,962	13,765	3,270
1.50%	18,055	3,272	538	4,085	23,962	6,619	10,437	3,189
1.55%	388,111	68,283	37,999	162,583	401,208	120,524	140,215	69,103
1.60%	187,647	36,337	7,735	40,689	215,400	61,093	68,956	19,520
1.65%	49,045	7,379	676	4,191	57,070	6,432	7,681	1,509
1.70%	17,821	3,060	426	9,116	20,384	9,599	5,361	2,420
1.75%	4,522	708	208	562	8,806	3,968	1,061	333
1.80%	23,387	4,109	960	8,004	24,438	7,567	8,175	1,792
1.85%	49,807	9,533	2,985	27,159	53,213	15,839	16,005	7,437
1.90%	11,389	4,785	672	3,096	12,754	2,822	3,331	370
1.95%	25,580	2,639	-	5,968	28,063	8,757	16,942	1,374
2.00%	37,180	4,797	2,939	19,160	34,642	8,330	17,786	6,425
2.05%	8,354	2,318	1,263	5,185	13,119	5,412	1,922	396
2.10%	6,760	319	380	1,257	6,260	1,628	1,293	593
2.15%	214	317	-	268	1,247	239	108	-
2.20%	216	104	-	139	63	108	-	33
2.25%	6,721	347	-	1,331	6,128	1,092	4,230	676
2.30%	1,651	180	-	154	2,038	141	796	-
2.35%	-	-	-	-	-	-	-	-

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.40%	2,237	-	-	2,058	2,340	-	545	-
2.45%	69	-	-	-	-	58	85	-
2.50%	9	-	-	11	6	9	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,587,902	458,162	150,582	737,479	2,865,797	923,389	880,274	372,232

	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV

0.95%	$8,185	25,936	113,857	16,127	25,838	224,206	195,827	19,637
1.00%	169	765	9,914	525	1,750	6,640	6,699	856
1.05%	195	224	4,519	402	95	1,802	2,290	235
1.10%	12,690	31,612	99,199	23,571	39,834	260,399	219,527	26,969
1.15%	4,030	16,296	51,037	7,411	18,004	92,531	94,665	9,316
1.20%	804	1,720	3,958	987	1,345	10,926	9,163	1,135
1.25%	953	1,996	7,262	1,702	1,431	11,573	12,196	2,585
1.30%	184	103	587	82	179	1,246	674	30
1.35%	291	749	2,120	405	1,982	9,677	9,050	1,294
1.40%	12,804	36,174	139,274	22,098	40,035	268,572	246,573	16,383
1.45%	333	3,135	28,940	868	1,206	13,875	10,137	1,650
1.50%	435	924	9,506	599	1,738	10,695	10,317	721
1.55%	10,827	29,174	102,852	18,061	49,797	244,695	200,375	26,074
1.60%	4,391	8,605	57,508	3,916	11,797	109,086	92,815	9,719
1.65%	613	2,575	11,163	662	1,428	9,679	10,456	842
1.70%	98	1,462	6,355	395	1,031	7,868	9,264	635
1.75%	184	155	702	157	61	2,583	654	96
1.80%	100	1,346	6,178	1,241	3,031	10,513	9,976	1,042
1.85%	1,343	4,659	9,876	2,484	6,350	37,583	32,543	1,503
1.90%	219	616	3,281	160	209	4,192	3,114	50
1.95%	129	1,108	3,864	216	145	14,337	12,623	825
2.00%	651	2,280	17,885	413	2,699	18,353	17,502	799
2.05%	240	244	3,963	5	719	5,931	2,379	557
2.10%	-	1,460	1,893	-	807	1,950	1,226	-
2.15%	-	310	34	283	-	269	306	129
2.20%	34	-	-	60	66	104	61	-
2.25%	-	203	7,206	75	707	1,755	2,907	-
2.30%	-	364	18	-	-	699	620	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	735	-	-	2,153	1,631	-
2.45%	-	-	-	-	-	1,063	69	-
2.50%	-	4	-	4	7	3	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$59,902	174,199	703,686	102,909	212,291	1,384,958	1,215,642	123,082

	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2

0.95%	$152,203	-	560,838	84,722	40,069	7,387	353,951	331,363
1.00%	993	-	301,345	54,971	13,290	3,599	210,964	128,683
1.05%	1,985	-	31,014	6,546	1,768	23	24,835	17,878
1.10%	223,429	-	152,830	17,211	12,887	1,349	100,556	146,933
1.15%	97,618	-	67,147	8,715	7,712	168	44,575	55,737
1.20%	6,402	-	349,971	41,224	32,779	2,493	210,599	267,437
1.25%	9,365	619	55,021	6,709	10,362	415	26,874	48,890
(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.30%	3,483	-	88,831	8,579	2,928	26	34,033	28,003
1.35%	8,324	-	61,807	4,004	6,662	191	17,856	60,635
1.40%	207,390	-	149,028	8,462	10,991	3,108	49,611	144,390
1.45%	32,989	-	20,694	3,015	705	432	11,434	9,654
1.50%	8,987	-	37,370	3,874	1,170	249	17,437	14,987
1.55%	186,577	-	85,856	4,310	9,869	833	27,170	72,865
1.60%	116,167	-	38,885	1,160	1,684	2,520	8,426	45,308
1.65%	23,647	-	43,446	2,500	6,673	487	10,980	33,727
1.70%	6,582	-	8,844	593	613	174	3,033	11,055
1.75%	2,767	-	12,187	131	2,637	26	1,277	15,948
1.80%	14,366	-	17,352	767	1,263	198	6,953	7,990
1.85%	30,415	-	11,640	200	1,516	1,675	2,589	11,470
1.90%	3,739	-	5,440	210	332	1,236	27	3,637
1.95%	14,536	-	2,014	77	11	431	945	4,542
2.00%	18,835	-	5,369	148	600	18	1,295	9,672
2.05%	7,649	-	9,842	1,240	1,126	782	1,596	8,692
2.10%	1,844	-	1,335	-	128	-	14	1,560
2.15%	380	-	2,419	-	59	56	16	3,503
2.20%	111	-	2,159	100	315	1,221	2,307	1,940
2.25%	1,480	-	2,599	7	144	296	514	1,268
2.30%	885	-	1,521	-	220	-	-	7,045
2.35%	-	-	48	6	33	-	-	-
2.40%	2,323	-	5,349	-	47	-	-	17,867
2.45%	1,160	-	11	-	-	-	-	-
2.50%	-	-	1,028	-	-	301	123	58
2.55%	-	-	342	-	-	-	-	1,382
2.60%	-	-	594	-	-	-	-	-
2.65%	-	-	118	-	-	-	-	493
2.70%	-	-	20	-	-	-	-	121
2.85%	-	-	-	-	-	-	-	-

Totals	$1,186,631	619	2,134,314	259,481	168,593	29,694	1,169,990	1,514,733

	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2

0.95%	$59,868	112,818	-	-	-	126,018	111,776	88,162
1.00%	20,325	43,148	-	-	-	31,956	40,508	26,677
1.05%	3,962	5,245	-	-	-	3,760	10,032	11,743
1.10%	16,705	32,855	-	-	-	22,055	27,041	21,309
1.15%	7,358	19,355	-	-	-	11,169	35,127	15,763
1.20%	38,856	113,357	-	-	-	61,961	84,173	113,618
1.25%	5,107	13,212	2,635	-	-	10,152	11,392	7,695
1.30%	12,951	9,694	-	-	-	10,108	29,024	11,713
1.35%	7,471	18,186	-	-	-	8,749	13,520	21,343
1.40%	17,147	39,470	-	-	-	22,162	66,160	62,294
1.45%	552	3,255	-	-	-	4,761	2,519	1,980
1.50%	3,641	13,988	-	7,018	2,025	14,424	7,396	4,678
1.55%	11,102	22,111	-	-	-	32,333	19,143	11,611
1.60%	5,845	12,317	-	2,333	817	10,328	10,579	8,163
1.65%	2,586	6,797	-	7,922	2,778	21,882	9,581	9,846
1.70%	1,616	1,300	-	-	-	3,694	4,178	926
1.75%	871	8,021	-	2,925	693	7,006	6,961	858
1.80%	1,798	3,849	-	1,537	560	1,781	2,493	2,365
1.85%	1,720	1,901	-	-	-	3,270	6,943	6,269
1.90%	589	644	-	1,689	528	5,439	1,114	3,335
1.95%	62	3,784	-	5,929	4,321	9,503	334	123
2.00%	651	1,203	-	-	-	7,835	3,242	2,195
2.05%	2,493	1,436	-	3,943	2,447	12,207	13,854	1,691
2.10%	5	6,355	-	4,096	2,820	5,144	195	43
2.15%	-	161	-	-	-	3,787	468	1,204
2.20%	1,475	1,343	-	1,613	1,401	9,823	1,385	40

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.25%	-	2,671	66	-	-	4,440	19,536	8,293
2.30%	313	-	-	-	-	5,990	-	437
2.35%	-	288	-	-	141	298	33	34
2.40%	-	-	-	-	-	15,855	1,138	1,986
2.45%	-	-	-	129	446	1,067	-	-
2.50%	-	-	-	1,700	315	1,396	-	-
2.55%	-	-	-	-	-	1,157	-	147
2.60%	-	-	-	810	113	424	-	-
2.65%	-	-	-	-	-	471	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$225,069	498,764	2,701	41,644	19,405	492,405	539,845	446,541

	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.95%	$74,135	88,463	19,404	2,067	2,642	3,456	5,095	7,042
1.00%	20,345	29,124	8,054	147	418	706	406	1,738
1.05%	4,428	9,823	1,591	-	315	-	-	-
1.10%	22,722	30,724	5,437	26	2,467	825	320	1,716
1.15%	14,260	16,854	3,526	24	279	397	800	520
1.20%	56,411	70,390	22,243	4,063	6,002	444	996	6,537
1.25%	11,491	14,434	6,061	98	50	797	436	703
1.30%	33,006	19,041	2,007	-	233	1,679	-	2,630
1.35%	11,005	24,598	7,970	-	1,090	2,201	427	2,427
1.40%	45,084	54,018	7,161	805	743	803	5,839	957
1.45%	136	1,161	229	-	-	-	-	96
1.50%	286	3,654	226	44	-	-	-	300
1.55%	11,231	14,328	4,366	-	-	16,410	98	607
1.60%	4,899	13,854	1,081	-	2,146	3,147	816	891
1.65%	7,994	7,947	2,677	683	1,347	-	351	5
1.70%	1,014	918	-	-	-	-	22	-
1.75%	1,689	3,788	82	-	-	-	-	-
1.80%	1,572	2,003	328	-	-	139	84	-
1.85%	9,102	2,650	726	-	-	-	61	112
1.90%	421	585	292	-	-	-	-	-
1.95%	160	-	-	-	-	-	-	-
2.00%	138	1,443	140	-	-	-	96	-
2.05%	2,634	1,197	2	-	-	-	263	-
2.10%	154	96	-	-	-	-	-	-
2.15%	93	192	-	-	-	-	-	-
2.20%	193	792	19	-	-	-	-	-
2.25%	-	10,791	3,515	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	42	41	64	-	-	-	-	-
2.40%	-	-	1,102	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$334,645	422,909	98,303	7,957	17,732	31,004	16,110	26,281

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3

0.95%	$2,848	1,214	1,822	-	174,274	97,686	11,530	298,662
1.00%	819	1,110	343	-	66,594	28,443	4,072	104,779
1.05%	-	180	698	-	16,616	3,696	173	12,411
1.10%	216	1,078	102	-	56,104	27,032	7,718	82,866

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.15%	30	-	521	-	33,417	15,249	2,484	50,399
1.20%	4,608	955	159	-	66,027	86,346	2,253	160,571
1.25%	1,880	1,233	5	-	12,380	15,875	2,808	25,347
1.30%	505	1,326	91	-	19,153	14,538	535	25,067
1.35%	241	1,608	27	-	17,573	9,993	570	46,091
1.40%	716	1,821	189	-	54,219	41,043	2,517	112,876
1.45%	2	-	-	-	4,028	2,246	915	8,267
1.50%	-	-	3	5	8,659	7,152	639	9,407
1.55%	2	1,143	157	-	28,542	18,778	1,368	41,944
1.60%	-	-	17	42	19,071	7,822	683	28,401
1.65%	14	-	-	-	10,314	4,435	452	18,103
1.70%	-	-	34	-	4,870	11,652	340	5,213
1.75%	-	-	-	-	13,970	2,434	-	24,376
1.80%	114	301	-	-	9,582	4,296	297	7,776
1.85%	-	19	15	-	6,872	6,986	744	7,772
1.90%	-	-	-	-	923	750	64	1,488
1.95%	-	-	-	124	555	469	-	1,689
2.00%	-	-	23	-	1,636	1,666	-	11,024
2.05%	-	-	112	-	2,287	1,784	1,024	6,221
2.10%	-	-	-	-	474	104	365	1,351
2.15%	-	-	-	-	304	956	22	844
2.20%	-	-	-	-	332	1,647	-	4,929
2.25%	195	572	170	-	15	92	-	778
2.30%	-	-	-	-	283	1,346	-	6,105
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	2,710	-	6,068
2.45%	-	-	-	-	-	-	-	79
2.50%	-	-	-	258	-	-	-	-
2.55%	-	-	-	-	-	183	-	387
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	66	-	172
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$12,190	12,560	4,488	429	629,074	417,475	41,573	1,111,463

	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3

0.95%	$-	-	53,518	4,079	125,900	-	51,179	33,383
1.00%	-	-	41,186	267	59,410	-	24,022	13,819
1.05%	-	-	2,340	279	8,707	-	6,296	2,210
1.10%	-	-	11,998	2,247	27,761	-	9,763	10,717
1.15%	-	-	8,615	1,464	19,885	-	2,012	5,129
1.20%	-	-	38,783	795	107,818	-	17,929	21,239
1.25%	-	776	3,849	425	9,067	188	4,517	3,752
1.30%	-	-	4,267	62	19,951	-	7,359	6,457
1.35%	-	-	5,056	572	18,063	-	2,054	5,270
1.40%	-	-	33,348	1,296	53,061	-	5,263	12,644
1.45%	-	-	2,081	54	6,334	-	524	1,046
1.50%	6,931	-	1,525	270	7,887	-	1,167	175
1.55%	-	-	15,785	1,225	24,994	-	2,765	7,517
1.60%	1,893	-	10,285	510	13,568	-	766	6,257
1.65%	1,625	-	4,294	149	6,773	-	1,175	1,524
1.70%	-	-	1,528	-	6,221	-	105	1,543
1.75%	1,853	-	2,237	-	3,165	-	624	1,582
1.80%	-	-	1,159	254	1,976	-	1,518	1,359
1.85%	-	-	6,314	217	8,295	-	324	359
1.90%	1,108	-	1,103	-	4,153	-	-	-
1.95%	5,056	-	1,377	-	849	-	-	74
2.00%	359	-	8,855	-	3,077	-	-	721
2.05%	2,649	-	4,800	-	7,478	-	1,496	350

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.10%	2,384	-	265	-	671	-	48	95
2.15%	818	-	418	-	287	-	-	1
2.20%	4,752	-	982	-	2,025	-	83	599
2.25%	-	-	746	-	101	-	-	-
2.30%	-	-	1,797	-	4,828	-	-	151
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	3,443	-	3,516	-	-	-
2.45%	104	-	-	-	93	-	-	-
2.50%	728	-	-	-	-	-	-	-
2.55%	-	-	196	-	148	-	-	-
2.60%	821	-	-	-	-	-	-	-
2.65%	-	-	92	-	120	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$31,081	776	272,242	14,165	556,182	188	140,989	137,973

	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8

0.95%	$-	18,650	1,444,385	-	169,770	-	55,364	16,030
1.00%	-	4,519	501,503	-	86,611	-	27,715	2,928
1.05%	-	1,165	109,059	-	23,818	-	2,921	301
1.10%	-	5,239	404,212	-	29,516	-	18,423	1,890
1.15%	-	4,048	203,455	-	13,367	-	15,316	1,611
1.20%	-	12,323	643,155	-	30,834	-	27,331	3,724
1.25%	208	751	102,151	-	6,412	1,063	3,747	746
1.30%	-	1,448	98,227	-	26,132	-	3,159	78
1.35%	-	1,191	137,478	-	7,689	-	9,101	777
1.40%	-	9,894	484,716	-	19,499	-	23,498	1,668
1.45%	-	148	31,091	-	1,379	-	3,404	235
1.50%	-	168	43,426	46,366	3,123	-	4,723	186
1.55%	-	5,146	295,318	-	9,870	-	22,162	1,402
1.60%	-	3,566	142,437	14,614	1,669	-	6,128	1,231
1.65%	-	1,625	67,292	27,360	2,191	-	7,411	875
1.70%	-	312	31,742	-	538	-	1,748	20
1.75%	-	1,359	50,160	12,866	1,871	-	3,922	-
1.80%	-	967	31,754	7,715	601	-	3,275	19
1.85%	-	559	35,397	-	1,088	-	2,510	76
1.90%	-	431	9,435	6,602	8	-	3,519	-
1.95%	-	214	12,610	40,178	-	-	3,717	-
2.00%	-	174	27,977	587	161	-	952	75
2.05%	-	4,019	40,712	20,465	243	-	4,936	112
2.10%	-	-	1,613	37,871	-	-	1,419	-
2.15%	-	8	2,083	363	558	-	224	-
2.20%	-	316	4,047	20,742	178	-	2,497	199
2.25%	-	96	20,250	-	169	-	175	-
2.30%	-	734	2,290	-	-	-	-	-
2.35%	-	-	-	364	-	-	294	-
2.40%	-	851	2,629	-	-	-	118	-
2.45%	-	-	1,364	3,903	208	-	205	-
2.50%	-	-	4	2,315	4	-	-	-
2.55%	-	-	213	-	-	-	78	-
2.60%	-	-	16	4,915	-	-	2,370	-
2.65%	-	25	53	-	-	-	20	-
2.70%	-	-	7	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$208	79,946	4,982,261	247,226	437,507	1,063	262,382	34,183

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF

0.95%	$134,456	192,203	777,346	375,373	304,017	234,268	249	144,356
1.00%	25,841	34,058	240,220	103,650	80,048	96,967	5	61,114
1.05%	17,241	5,542	48,530	14,312	19,072	20,738	-	9,097
1.10%	63,831	69,925	355,685	250,159	165,184	92,564	391	42,634
1.15%	43,236	55,070	294,036	170,205	87,916	35,159	16	23,613
1.20%	92,461	122,882	396,236	232,226	146,794	140,731	189	83,865
1.25%	66,240	26,311	210,411	121,475	60,539	17,989	16	16,350
1.30%	10,154	14,272	55,435	26,357	32,222	20,708	61	14,516
1.35%	30,611	53,648	98,711	74,087	41,567	28,991	-	14,337
1.40%	88,695	121,128	629,169	368,019	180,362	110,446	27	49,026
1.45%	8,825	5,307	34,098	18,740	13,138	7,886	-	3,595
1.50%	18,994	38,954	138,190	89,767	62,511	6,101	-	7,828
1.55%	47,926	80,920	305,691	151,812	121,679	60,403	20	27,654
1.60%	33,096	79,059	283,160	147,818	122,781	17,642	92	14,663
1.65%	31,553	33,231	154,165	101,004	53,333	26,906	16	6,360
1.70%	6,468	9,937	40,506	23,590	22,590	3,689	-	2,662
1.75%	18,354	22,924	162,885	61,624	62,006	9,486	-	2,473
1.80%	17,526	4,683	82,871	33,077	39,636	4,774	-	6,155
1.85%	6,672	11,768	78,166	66,841	17,937	5,431	-	3,549
1.90%	324	464	14,966	6,542	5,230	505	-	522
1.95%	24,983	8,274	42,859	44,889	13,480	1,987	-	252
2.00%	6,828	9,484	25,701	61,950	12,671	3,005	-	3,192
2.05%	24,169	10,962	115,231	28,278	23,276	6,140	-	1,779
2.10%	9,455	8,459	70,031	42,622	30,485	168	-	1,067
2.15%	1,983	3,151	14,492	8,793	11,525	1,570	-	847
2.20%	15,059	6,523	82,808	62,121	32,696	438	-	216
2.25%	4,862	10,090	102,229	84,931	5,749	214	32	2,785
2.30%	3,093	-	2,060	2,616	1,280	319	-	83
2.35%	-	300	7,076	1,956	318	36	-	-
2.40%	606	8	1,466	-	50	225	-	1,205
2.45%	1,785	79	3,888	2,375	2,323	-	-	42
2.50%	-	153	9,398	3,554	7,086	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	14,560	2,600	6,345	11,649	8,061	-	-	-
2.65%	55	29	30	32	29	-	-	52
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	989	-	-	-	-

Totals	$869,942	1,042,398	4,884,091	2,793,433	1,787,591	955,486	1,114	545,889

	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$510,416	2,080,867	8,283	-	130,722	-	198	-
1.00%	185,042	881,146	2,802	-	31,809	-	5	-
1.05%	28,975	185,692	252	-	5,931	-	-	-
1.10%	179,524	510,180	3,888	-	26,572	-	12	-
1.15%	104,126	244,998	1,605	-	20,125	-	-	-
1.20%	278,442	1,200,160	2,421	-	91,123	-	102	-
1.25%	47,201	128,841	1,530	47	9,368	4,958	-	-
1.30%	77,829	153,763	308	-	29,099	-	-	-
1.35%	76,037	206,987	756	-	17,012	-	-	-
1.40%	200,052	723,011	1,930	-	33,267	-	71	-
1.45%	21,879	56,136	61	-	1,809	-	4	-
1.50%	20,116	105,634	113	-	4,583	4,760	-	-
1.55%	131,124	345,025	1,954	-	17,008	-	-	-
1.60%	68,701	212,877	1,110	-	13,323	1,829	1	-
1.65%	39,161	158,649	243	-	7,652	2,074	-	-
1.70%	10,308	26,221	238	-	2,735	-	-	-
1.75%	22,605	66,323	275	-	3,429	2,529	-	-
1.80%	20,413	68,153	20	-	3,964	-	-	-

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.85%	27,825	62,019	114	-	2,493	-	-	-
1.90%	11,141	9,867	10	-	95	349	-	-
1.95%	3,121	24,489	-	-	23	1,606	-	-
2.00%	13,384	28,005	2	-	1,951	673	-	-
2.05%	26,920	54,326	52	-	4,005	1,756	-	-
2.10%	2,396	38,072	40	-	682	1,869	3	-
2.15%	713	15,686	-	-	487	542	-	-
2.20%	7,472	29,625	35	-	2,331	1,326	-	117
2.25%	4,111	11,692	-	-	62	-	-	-
2.30%	825	741	-	-	-	-	-	-
2.35%	-	1,506	-	-	-	596	-	-
2.40%	588	1,010	-	-	-	-	-	-
2.45%	1,387	2,609	-	-	-	78	-	-
2.50%	-	1,401	-	-	-	44	-	-
2.55%	-	41	-	-	-	-	-	-
2.60%	-	5,474	-	-	-	600	-	-
2.65%	-	48	-	-	-	-	-	-
2.70%	138	250	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,121,972	7,641,524	28,042	47	461,660	25,589	396	117

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.95%	$82	3,270	-	6,546	124,078	-	586,062	-
1.00%	-	1,099	-	2,221	45,101	-	183,211	-
1.05%	-	99	-	189	5,598	-	32,615	-
1.10%	39	1,531	-	3,120	51,718	-	200,021	-
1.15%	-	655	-	1,342	25,412	-	87,473	-
1.20%	200	769	2	1,651	79,278	-	289,873	-
1.25%	-	616	-	1,266	13,842	-	44,125	-
1.30%	24	114	-	243	13,767	-	37,412	-
1.35%	2	291	-	626	19,706	-	73,303	-
1.40%	13	885	-	1,541	47,590	-	218,765	-
1.45%	10	21	-	50	3,585	-	16,423	-
1.50%	-	35	-	92	4,882	2,820	26,207	8,683
1.55%	-	969	-	1,689	31,431	-	132,723	-
1.60%	14	407	-	925	17,646	524	71,270	2,383
1.65%	-	72	-	265	11,823	2,590	50,149	4,512
1.70%	-	96	-	200	4,974	-	15,387	-
1.75%	15	80	-	194	6,703	1,093	27,202	1,375
1.80%	-	7	-	16	5,234	75	18,412	61
1.85%	-	56	-	94	4,202	-	24,576	-
1.90%	76	6	-	7	1,429	365	5,819	1,130
1.95%	-	-	-	-	282	3,171	3,891	4,738
2.00%	-	2	-	2	7,375	18	25,478	224
2.05%	35	30	-	41	4,372	1,370	13,508	1,661
2.10%	-	11	-	32	753	3,021	1,839	5,133
2.15%	-	-	-	-	507	-	1,067	250
2.20%	32	10	-	28	1,215	736	7,549	3,980
2.25%	47	-	-	49	604	-	1,913	-
2.30%	-	-	-	-	30	-	314	-
2.35%	-	-	-	-	16	-	18	372
2.40%	-	-	-	-	119	-	917	-
2.45%	-	-	-	-	-	106	354	-
2.50%	-	-	-	-	-	585	-	772
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	138	-	1,390
2.65%	-	-	-	-	40	-	42	-
2.70%	-	-	-	-	-	-	-	-

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.85%	-	-	-	-	-	-	11	-

Totals	$589	11,131	2	22,429	533,312	16,612	2,197,929	36,664

	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1

0.95%	$649,318	-	863,721	-	-	39,710	194	9,683
1.00%	240,554	-	463,185	-	-	11,067	241	2,826
1.05%	35,292	-	69,496	-	-	1,240	-	266
1.10%	161,493	-	177,202	-	-	7,969	7	3,829
1.15%	85,102	-	54,483	-	-	7,298	1	1,573
1.20%	313,840	-	165,796	-	-	17,001	16	1,917
1.25%	50,939	-	39,072	-	40	4,506	5	1,494
1.30%	50,078	-	26,283	-	-	3,662	16	317
1.35%	55,348	-	33,889	-	-	3,205	51	669
1.40%	176,306	-	125,081	-	-	9,791	339	1,987
1.45%	13,212	-	14,887	-	-	1,169	-	56
1.50%	24,763	11,026	16,516	3,005	-	2,391	-	88
1.55%	81,876	-	59,567	-	-	6,568	179	2,179
1.60%	46,123	8,197	29,128	1,775	-	3,337	-	985
1.65%	45,016	5,011	21,534	2,675	-	4,579	17	185
1.70%	8,480	-	5,764	-	-	783	-	203
1.75%	12,387	3,321	7,041	2,159	-	236	-	189
1.80%	19,341	4,101	5,057	741	-	1,072	-	18
1.85%	23,194	-	5,282	-	-	394	-	129
1.90%	2,426	4,748	1,845	247	-	2,251	-	8
1.95%	2,927	8,677	2,026	2,264	-	578	-	-
2.00%	6,830	562	6,619	-	-	33	-	3
2.05%	14,042	5,995	2,459	1,835	-	583	-	70
2.10%	850	5,949	611	1,332	-	-	-	29
2.15%	1,032	803	1,245	-	-	-	-	-
2.20%	2,457	7,341	1,394	1,349	-	1,207	-	26
2.25%	926	-	13,455	-	-	21	28	29
2.30%	505	-	193	-	-	-	-	-
2.35%	-	-	35	-	-	-	-	-
2.40%	683	-	192	-	-	-	-	-
2.45%	-	2,046	-	467	-	-	-	-
2.50%	110	1,030	45	2,809	-	-	-	-
2.55%	22	-	-	-	-	-	-	-
2.60%	-	1,148	-	125	-	-	-	-
2.65%	35	-	28	-	-	-	-	-
2.70%	138	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,125,645	69,955	2,213,131	20,783	40	130,651	1,094	28,758

	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1

0.95%	$1,824	3,658	22,330	-	36,196	125,585	351,587	1,324
1.00%	445	2,962	6,985	-	16,053	67,329	120,416	180
1.05%	11	150	1,294	-	1,553	10,836	24,679	7
1.10%	555	1,638	7,626	-	11,860	44,069	81,767	279
1.15%	1,376	363	4,016	-	5,612	34,157	40,292	445
1.20%	811	1,913	14,345	-	24,141	96,861	185,802	168
1.25%	41	275	1,569	3,875	3,296	17,508	28,625	253
1.30%	85	216	1,136	-	4,409	8,474	26,929	59
1.35%	205	197	2,923	-	4,174	23,792	38,781	126
1.40%	178	636	8,111	-	13,722	47,397	104,849	644
1.45%	-	327	1,634	-	482	4,369	7,281	40
1.50%	-	169	991	-	6,304	10,508	26,216	-
1.55%	610	478	4,818	-	12,506	23,500	46,537	174
1.60%	-	301	4,180	-	11,098	22,429	31,556	24

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.65%	6	40	1,705	-	4,275	22,585	30,571	167
1.70%	-	45	538	-	677	2,797	7,079	-
1.75%	7	64	2,254	-	3,585	6,555	17,167	-
1.80%	66	244	1,112	-	2,040	8,978	11,435	61
1.85%	265	92	846	-	581	4,150	11,631	-
1.90%	-	144	187	-	2,236	697	1,881	-
1.95%	-	5	110	-	1,738	1,124	13,638	46
2.00%	187	-	308	-	1,045	1,978	3,486	147
2.05%	-	-	1,482	-	3,927	2,262	10,518	-
2.10%	-	-	118	-	1,622	1,361	7,212	-
2.15%	-	-	523	-	141	3	1,177	5
2.20%	32	3	132	-	743	692	10,622	-
2.25%	20	-	10	2,393	-	3,396	137	1
2.30%	-	-	46	-	78	399	114	-
2.35%	-	-	32	-	-	-	366	-
2.40%	-	-	20	-	48	633	-	1
2.45%	-	-	70	-	-	40	2,825	-
2.50%	-	-	-	-	-	-	1,108	-
2.55%	-	-	21	-	-	21	-	-
2.60%	-	-	-	-	747	465	2,268	-
2.65%	-	-	-	-	-	27	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,724	13,920	91,472	6,268	174,889	594,977	1,248,552	4,151

	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS

0.95%	$194,544	21,038	353,313	316,058	18,996	1,641	33,643	-
1.00%	76,766	6,116	173,764	147,778	3,244	631	13,092	-
1.05%	25,030	522	23,409	31,058	1,110	-	1,385	-
1.10%	53,483	9,059	103,377	79,774	1,794	158	12,491	-
1.15%	30,744	3,971	49,136	35,190	1,096	48	5,645	-
1.20%	82,123	6,379	191,702	149,196	7,916	654	14,598	-
1.25%	16,894	3,419	31,064	12,371	1,584	556	4,266	-
1.30%	12,471	554	27,224	36,318	398	152	840	-
1.35%	31,812	4,188	29,965	24,297	1,271	41	2,186	-
1.40%	64,136	9,588	111,154	99,293	4,295	2,334	12,426	-
1.45%	6,582	947	13,991	4,757	194	14	548	-
1.50%	7,646	414	14,552	5,333	355	4,316	571	18,954
1.55%	44,636	5,610	56,314	62,426	1,184	556	10,089	-
1.60%	22,743	4,754	29,609	14,684	1,241	1,483	5,418	9,643
1.65%	12,038	1,860	29,237	16,127	738	2,094	2,444	10,666
1.70%	3,475	1,436	4,863	3,282	1,011	-	2,153	-
1.75%	7,680	728	12,113	3,076	415	1,059	1,750	5,318
1.80%	3,047	158	6,205	7,838	204	23	146	7,070
1.85%	6,058	413	6,394	2,272	272	-	371	-
1.90%	3,501	11	2,111	2,234	15	-	14	3,809
1.95%	1,116	183	1,691	588	-	1,592	629	13,462
2.00%	3,517	37	3,242	3,883	878	381	103	104
2.05%	3,194	338	6,087	6,472	186	3,241	1,158	6,002
2.10%	432	83	1,230	538	-	488	755	5,454
2.15%	267	-	814	487	20	285	-	238
2.20%	434	136	4,523	1,063	-	871	749	6,609
2.25%	65	-	611	161	960	-	1,053	-
2.30%	538	-	53	2,787	-	-	-	-
2.35%	-	-	43	-	-	-	-	301
2.40%	1,046	399	-	4,954	-	-	-	-
2.45%	-	-	-	-	-	731	80	243
2.50%	-	-	-	-	-	318	-	1,529
2.55%	21	-	-	290	-	-	-	-

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.60%	-	-	-	-	-	136	-	1,997
2.65%	30	-	-	133	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$716,069	82,341	1,287,791	1,074,718	49,377	23,803	128,603	91,399

	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC

0.95%	$666,446	414,814	291,162	-	3,298	2,428	-	29,494
1.00%	253,105	103,636	75,793	-	1,862	428	-	10,565
1.05%	41,757	19,156	12,612	-	129	51	-	1,491
1.10%	259,855	142,297	118,384	-	1,417	584	-	9,839
1.15%	141,595	76,955	58,401	-	432	201	-	4,001
1.20%	336,405	285,956	208,236	-	8,597	524	-	14,512
1.25%	64,505	46,552	29,065	-	306	52	1,204	4,326
1.30%	46,304	44,010	27,207	-	34	1,230	-	3,929
1.35%	88,919	58,578	53,846	-	766	24	-	3,226
1.40%	253,041	188,964	151,086	-	6,567	281	-	9,236
1.45%	26,336	13,413	9,912	-	18	45	-	361
1.50%	38,642	32,020	19,743	12,077	24	231	-	1,474
1.55%	143,255	80,610	84,824	-	749	1,236	-	4,005
1.60%	78,612	60,640	44,878	8,666	57	1,701	-	2,972
1.65%	70,329	52,420	48,824	5,787	649	32	-	1,811
1.70%	13,100	8,402	4,451	-	220	109	-	3,047
1.75%	21,336	25,529	16,182	5,701	-	2	-	766
1.80%	22,586	17,966	20,510	5,111	171	8	-	112
1.85%	31,211	18,899	13,182	-	241	-	-	1,221
1.90%	5,657	9,043	4,477	2,037	-	-	-	-
1.95%	4,011	17,166	3,688	11,880	-	-	-	196
2.00%	6,929	6,606	5,573	525	9	-	-	557
2.05%	15,792	20,223	15,104	9,149	13	-	-	657
2.10%	828	12,341	777	9,379	63	-	-	88
2.15%	1,282	2,062	111	901	-	-	-	385
2.20%	3,085	14,947	1,425	10,759	14	-	-	179
2.25%	22,707	247	1,149	-	40	12	-	5
2.30%	245	202	156	-	-	-	-	-
2.35%	51	257	-	839	-	-	-	-
2.40%	1,584	70	858	-	1	-	-	4
2.45%	64	1,459	-	1,811	-	-	-	-
2.50%	230	1,639	11	477	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	2,924	-	343	-	-	-	-
2.65%	63	28	56	-	-	-	-	-
2.70%	102	-	143	-	-	-	-	-
2.85%	-	-	13	-	-	-	-	-

Totals	$2,659,969	1,780,031	1,321,839	85,442	25,677	9,179	1,204	108,459

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB

0.95%	$-	582,059	-	291,387	-	1,320	3,887	-
1.00%	-	280,679	-	161,068	-	209	483	-
1.05%	-	40,104	-	23,750	-	-	-	-
1.10%	-	175,911	-	118,348	-	3,533	8,495	-
1.15%	-	82,956	-	45,752	-	1,512	1,978	-
1.20%	-	307,071	-	159,474	-	261	16	-
1.25%	2,079	57,294	-	33,166	-	81	622	231
1.30%	-	52,989	-	24,310	-	349	176	-
1.35%	-	87,673	-	25,710	-	-	-	-
1.40%	-	212,818	-	72,902	-	-	-	-
1.45%	-	29,111	-	15,737	-	-	-	-

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.50%	-	32,523	16,170	12,316	19,907	-	-	-
1.55%	-	121,464	-	31,016	-	-	-	-
1.60%	-	60,916	6,612	16,626	11,953	-	-	-
1.65%	-	49,504	35,556	25,353	21,036	-	-	-
1.70%	-	11,096	-	8,397	-	-	-	-
1.75%	-	19,157	7,015	4,890	6,134	-	-	-
1.80%	-	24,260	1,875	6,206	1,907	-	-	-
1.85%	-	13,339	-	6,241	-	-	-	-
1.90%	-	2,604	2,807	1,592	2,547	-	-	-
1.95%	-	1,960	7,087	1,499	18,931	-	-	-
2.00%	-	5,725	515	672	77	-	-	-
2.05%	-	8,367	8,877	2,790	8,158	-	-	-
2.10%	-	1,533	14,791	418	8,569	-	-	-
2.15%	-	627	15	86	998	-	-	-
2.20%	-	3,337	5,098	2,419	3,923	-	-	-
2.25%	-	3,229	-	296	-	-	-	-
2.30%	-	1,494	-	54	-	-	-	-
2.35%	-	52	541	-	986	-	-	-
2.40%	-	2,976	-	-	-	-	-	-
2.45%	-	41	735	-	1,969	-	-	-
2.50%	-	381	237	85	1,222	-	-	-
2.55%	-	178	-	-	-	-	-	-
2.60%	-	35	918	48	872	-	-	-
2.65%	-	129	-	-	-	-	-	-
2.70%	-	-	-	21	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,079	2,273,592	108,849	1,092,629	109,189	7,265	15,657	231

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV

0.95%	$229	161	130	202	901	456	163	1,468
1.00%	70	-	-	-	159	58	-	209
1.05%	-	-	-	-	-	-	-	-
1.10%	3,659	1,170	363	897	2,625	1,593	3,802	7,953
1.15%	1,518	537	61	162	822	337	2,029	3,930
1.20%	130	56	22	4	244	-	490	523
1.25%	137	8	19	52	1	-	60	264
1.30%	33	167	48	-	59	98	86	39
1.35%	-	-	-	-	-	-	-	-
1.40%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$5,776	2,099	643	1,317	4,811	2,542	6,630	14,386

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR

0.95%	$16	-	100,288	54,657	47,757	209,467	-	79,426
1.00%	-	-	7,809	19,220	7,559	98,192	-	39,504
1.05%	-	-	666	3,500	1,514	23,569	-	5,947
1.10%	64	28	8,474	15,120	11,071	95,901	-	16,066
1.15%	74	-	3,795	6,677	3,215	28,342	-	3,932
1.20%	-	-	26,185	41,438	19,122	81,244	-	51,852
1.25%	-	50	4,922	10,518	6,007	15,005	-	6,192
1.30%	-	-	1,543	8,448	2,244	9,321	-	15,657
1.35%	-	-	2,501	5,099	3,211	12,751	-	5,991
1.40%	-	-	21,569	33,090	19,083	32,931	-	17,956
1.45%	-	-	557	1,551	578	5,267	-	1,973
1.50%	-	-	897	1,827	1,655	5,473	915	910
1.55%	-	-	5,968	6,688	2,436	9,203	-	6,762
1.60%	-	-	5,429	6,416	4,736	5,131	64	3,807
1.65%	-	-	2,224	2,365	1,880	7,779	387	2,386
1.70%	-	-	391	1,921	324	1,097	-	233
1.75%	-	-	877	524	1,068	3,064	-	4,991
1.80%	-	-	853	1,138	609	1,642	-	1,991
1.85%	-	-	800	6,485	5,493	511	-	1,102
1.90%	-	-	555	625	41	197	31	241
1.95%	-	-	155	2,363	128	449	456	248
2.00%	-	-	19	4,855	440	1,261	-	1,846
2.05%	-	-	62	1,298	2,547	1,878	36	150
2.10%	-	-	316	1,142	76	472	372	247
2.15%	-	-	-	2,067	29	4	-	389
2.20%	-	-	45	93	-	331	3	12
2.25%	-	-	5,842	8,291	5,126	1,080	-	64
2.30%	-	-	-	6,067	116	48	-	528
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	15,653	300	-	-	1,615
2.45%	-	-	-	-	-	-	416	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	1,245	21	-	-	168
2.60%	-	-	-	-	-	-	4	-
2.65%	-	-	-	443	23	-	-	40
2.70%	-	-	-	-	-	90	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$154	78	202,742	270,824	148,409	651,700	2,684	272,226

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM

0.95%	$105,670	158,468	106,864	-	-	33,112	-	58,262
1.00%	44,109	93,347	31,130	-	-	8,966	-	18,431
1.05%	6,921	9,140	5,054	-	-	1,499	-	4,080
1.10%	17,961	27,432	22,410	-	-	9,644	-	13,979
1.15%	5,920	14,843	7,312	-	-	5,746	-	6,800
1.20%	40,782	121,592	40,484	-	-	13,844	-	29,123
1.25%	6,592	10,178	2,296	-	-	4,650	603	4,508
1.30%	6,930	32,853	3,092	-	-	2,058	-	2,422
(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.35%	7,846	15,159	7,748	-	-	2,582	-	7,099
1.40%	17,120	39,872	16,723	-	-	11,638	-	15,947
1.45%	2,913	4,912	953	-	-	517	-	2,405
1.50%	5,372	4,320	651	5,052	35,122	194	2,369	722
1.55%	5,403	14,700	5,272	-	-	8,923	-	11,713
1.60%	5,968	5,292	2,241	3,491	18,436	3,444	666	15,815
1.65%	3,787	6,814	1,612	1,776	31,829	2,436	1,880	5,478
1.70%	369	894	514	-	-	1,654	-	436
1.75%	2,183	1,013	36	2,010	12,504	1,546	895	4,567
1.80%	1,497	4,758	1,522	1,455	5,477	1,290	69	946
1.85%	88	2,363	580	-	-	1,411	-	1,573
1.90%	40	1,920	-	2,036	9,402	77	866	1,178
1.95%	-	815	-	5,571	32,663	-	7,032	18
2.00%	952	2,468	-	681	861	25	-	2,259
2.05%	1,382	3,278	741	5,514	24,472	187	702	3,463
2.10%	9	280	-	4,144	29,904	9	282	199
2.15%	-	857	-	575	3,243	-	-	3
2.20%	586	1,302	92	2,911	19,373	866	-	1,032
2.25%	-	244	-	-	-	-	2,375	-
2.30%	-	722	-	-	-	-	-	-
2.35%	-	-	-	-	1,563	-	581	-
2.40%	-	2,256	-	-	-	-	-	719
2.45%	-	-	-	695	2,593	-	-	-
2.50%	-	-	-	456	3,224	-	722	-
2.55%	-	200	-	-	-	-	-	-
2.60%	-	-	-	-	6,162	-	1,320	-
2.65%	-	66	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$290,400	582,358	257,327	36,367	236,828	116,318	20,362	213,177

	MSVMG	MSVRE	VYDS	SVOF

0.95%	$38,957	544,878	6,251	277,663
1.00%	14,634	163,879	19,438	63,069
1.05%	2,586	25,902	326	10,829
1.10%	14,000	139,403	17,888	124,351
1.15%	7,814	76,572	3,760	79,710
1.20%	51,606	250,144	15,745	245,119
1.25%	4,966	40,018	3,681	28,936
1.30%	4,160	26,249	2,181	26,267
1.35%	13,612	57,904	363	59,096
1.40%	18,226	225,366	4,414	155,905
1.45%	1,296	17,027	3,408	11,918
1.50%	6,818	32,899	874	21,616
1.55%	7,265	119,247	26,394	89,104
1.60%	3,629	83,889	4,949	47,639
1.65%	14,748	51,542	1,057	43,612
1.70%	444	7,299	2,510	11,676
1.75%	6,873	25,348	6,461	15,393
1.80%	2,999	17,024	682	27,477
1.85%	3,138	17,621	790	12,430
1.90%	85	7,131	-	3,358
1.95%	356	13,772	-	2,833
2.00%	826	9,198	-	5,545
2.05%	3,216	25,766	4,658	16,631
2.10%	506	13,683	-	400
2.15%	7	2,029	1,860	1,085
2.20%	2,221	14,506	-	3,121
2.25%	-	876	-	1,186

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.30%	-	1,114	-	221
2.35%	-	1,122	-	-
2.40%	-	2,011	-	797
2.45%	-	2,699	-	-
2.50%	-	861	-	423
2.55%	-	-	-	95
2.60%	-	2,354	-	595
2.65%	-	134	-	76
2.70%	-	70	-	25
2.85%	-	18	-	-

Totals	$224,988	2,019,555	127,690	1,388,201

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $60,787,961 and $118,949,960, respectively, and total transfers from the Account to the fixed account were $258,700,749 and $102,624,664, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $4,030 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,706,594 and $4,799,417 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,651,699,355	0	$7,651,699,355

Accounts Payable of $92,648 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Basic Balanced Fund - Series I (AVB)
2008	0.95% to	2.05%	43,568	$7.14 to	6.59	$302,629	4.40%	-38.91% to	-39.65%
2007	0.95% to	2.05%	51,932	11.69 to	10.92	592,270	2.78%	1.23% to	0.14%
2006	0.95% to	2.05%	67,132	11.54 to	10.91	759,789	1.91%	9.51% to	8.33%
2005	0.95% to	2.05%	72,175	10.54 to	10.07	749,591	1.43%	4.29% to	3.16%
2004	0.95% to	2.05%	75,617	10.11 to	9.76	755,714	1.41%	6.50% to	5.37%
AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.95% to	2.60%	642,858	5.10 to	5.51	3,559,622	0.46%	-52.36% to	-53.16%
2007	0.95% to	2.60%	689,206	10.71 to	11.75	8,284,492	0.33%	0.40% to	-1.29%
2006	0.95% to	2.60%	788,633	10.67 to	11.91	9,603,590	0.13%	6.66% to	10.01	%(a)
2005	1.50% to	2.60%	723,691	11.28 to	10.82	8,064,422	0.00%	3.85% to	2.69%
2004	1.50% to	2.60%	771,896	10.86 to	10.54	8,311,060	0.00%	9.18% to	7.96%
AIM VIF - Blue Chip Fund - Series I (AVBC)
2005	0.95% to	2.05%	49,836	9.64 to	9.20	473,443	0.58%	2.52% to	1.40%
2004	0.95% to	2.05%	50,444	9.40 to	9.08	469,043	0.12%	3.68% to	2.58%
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	0.95% to	1.75%	11,674	7.51 to	4.85	85,201	0.00%	-43.04% to	-43.57%
2007	0.95% to	1.75%	14,793	13.18 to	8.59	190,381	0.00%	10.94% to	10.10%
2006	0.95% to	1.75%	16,225	11.88 to	7.81	189,293	0.06%	5.29% to	4.49%
2005	0.95% to	1.75%	16,471	11.28 to	7.47	182,226	0.06%	7.81% to	6.97%
2004	0.95% to	1.75%	17,219	10.46 to	6.98	177,635	0.00%	5.61% to	4.83%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.95% to	2.60%	153,590	6.23 to	6.81	1,048,390	0.00%	-43.17% to	-44.12%
2007	0.95% to	2.60%	161,870	10.96 to	12.19	1,968,091	0.00%	10.67% to	8.81%
2006	0.95% to	2.60%	157,478	9.90 to	11.21	1,783,140	0.00%	-0.98% to	3.31	%(a)
2005	1.50% to	2.60%	135,164	11.30 to	10.85	1,507,567	0.00%	6.95% to	5.76%
2004	1.50% to	2.60%	155,396	10.57 to	10.26	1,626,691	0.00%	4.74% to	3.57%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.95% to	2.50%	194,563	5.79 to	7.35	1,175,536	0.00%	-47.63% to	-48.45%
2007	0.95% to	2.60%	344,231	11.06 to	14.22	3,993,353	0.00%	9.49% to	7.66%
2006	0.95% to	2.60%	240,855	10.11 to	13.20	2,691,334	0.00%	1.05% to	13.24	%(a)
2005	1.50% to	2.45%	17,863	11.88 to	11.69	211,370	0.00%	7.63% to	6.60%
2004	1.50% to	2.05%	7,363	11.04 to	11.00	81,205	0.00%	10.37% to	9.96	%(a)(b)
AIM VIF - Core Equity Fund - Series I (AVGI)
2008	0.95% to	1.55%	31,402	9.89 to	9.47	301,847	1.70%	-30.81% to	-31.23%
2007	0.95% to	1.55%	45,118	14.29 to	13.77	628,584	1.14%	7.08% to	6.43%
2006	0.95% to	1.55%	46,417	13.34 to	12.93	605,844	0.86%	15.60% to	14.90%
2005	0.95% to	1.55%	13,069	11.54 to	11.26	147,684	1.40%	4.31% to	3.68%
2004	0.95% to	1.55%	15,351	11.07 to	10.86	167,088	1.01%	7.93% to	7.28%
AIM VIF - Core Equity Fund - Series II (AVCE2)
2008	1.50% to	2.60%	161,347	7.87 to	7.63	1,255,694	2.13%	-31.37% to	-32.14%
2007	1.50% to	2.60%	148,885	11.46 to	11.25	1,696,260	0.91%	6.25% to	5.06%
2006	1.50% to	2.60%	173,478	10.79 to	10.71	1,867,311	1.03%	7.89% to	7.08	%(a)(b)

(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Global Health Care Fund - Series I (IVHS)
2008	0.95%	to	1.20%	9,622	$8.34	to	8.29	$79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.80	to	11.76	72,864	0.00%	10.90%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64	to	10.64	46,401	0.00%	6.40%	to	6.40	% (a) (b)
AIM VIF - Global Real Estate Fund - Series I (IVRE)
2008	0.95%	to	1.30%	32,265	6.60	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.30%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85	to	12.85	111,654	1.88%	28.50%	to	28.50	% (a) (b)
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.60%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45	% (a) (b)
AIM VIF - Premier Equity Fund - Series I (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
2004	0.95%	to	1.55%	51,837	9.05	to	8.88	463,546	0.47%	4.77%	to	4.13%
AIM VIF - Premier Equity Fund - Series II (AVV2)
2005	1.50%	to	2.60%	172,536	10.20	to	9.79	1,737,652	0.59%	3.79%	to	2.63%
2004	1.50%	to	2.60%	195,246	9.83	to	9.54	1,901,148	0.32%	3.91%	to	2.75%
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%
2004	1.50%	to	2.60%	416,687	11.23	to	10.90	4,641,616	0.76%	9.55%	to	8.33%
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.90%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
2004	1.50%	to	2.60%	400,843	10.14	to	9.85	4,033,313	0.00%	6.72%	to	5.53%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42	% (a)
2007	1.50%	to	2.60%	301,006	15.88	to	14.90	4,684,007	0.71%	0.00%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
2004	1.50%	to	2.60%	485,953	13.44	to	13.05	6,469,324	0.08%	17.29%	to	15.98%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.40%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
2004	0.95%	to	2.70%	18,762,735	14.07	to	9.55	251,068,433	1.42%	11.92%	to	10.03%
American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.70	to	13.00	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
2004	1.50%	to	2.60%	453,009	11.57	to	11.22	5,192,683	1.13%	10.89%	to	9.65%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.95%	to	2.60%	5,726,351	11.50	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.80	to	10.99	51,890,335	4.19%	8.45%	to	6.80%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.60%	to	-0.92%
2004	0.95%	to	2.60%	5,298,678	10.75	to	10.45	56,958,290	3.57%	4.81%	to	3.06%

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP - International Fund - Class I (ACVI)
2008	0.95%	to	2.20%	3,336,445	$10.95	to	7.73	$35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
2004	0.95%	to	2.30%	9,350,630	12.34	to	9.27	112,520,318	0.55%	13.83%	to	12.37%
American Century VP - International Fund - Class III (ACVI3)
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.70	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.70	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
2004	0.95%	to	2.60%	5,939,570	11.34	to	10.84	66,874,494	0.57%	13.99%	to	12.18%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.90%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02	% (a) (b)
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38	% (a) (b)
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	to	2.60%	624,611	7.30	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.90%
2006	0.95%	to	2.60%	1,154,945	10.50	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.20%	to	-0.46%
2004	0.95%	to	2.60%	1,635,491	10.83	to	10.36	17,586,065	0.00%	9.62%	to	7.87%
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.10	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
2004	1.50%	to	2.60%	314,693	10.63	to	10.32	3,322,592	0.00%	8.93%	to	7.72%
American Century VP - Value Fund - Class I (ACVV)
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.80%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.30%
2004	0.95%	to	2.65%	31,066,593	17.19	to	14.62	540,444,037	0.98%	13.25%	to	11.41%
American Century VP - Value Fund - Class II (ACVV2)
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.90%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.70	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
2004	1.50%	to	2.60%	736,549	12.29	to	11.93	8,984,780	0.83%	12.46%	to	11.21%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.80%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79	% (a) (b)
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84	% (a) (b)

(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
2008	0.95%	to	1.75%	110,981	$8.21	to	7.75	$884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.20	1,977,946	1.46%	5.76%	to	4.95%
2004	0.95%	to	1.75%	179,516	10.95	to	10.68	1,938,845	0.76%	10.85%	to	10.03%
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.40	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
2004	0.95%	to	2.00%	357,885	11.11	to	10.75	3,937,384	1.79%	12.10%	to	11.00%
BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.10%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.50	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
2004	0.95%	to	2.05%	203,835	9.41	to	9.08	1,889,640	0.44%	4.62%	to	3.52%
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.30%	to	12.12%
2004	0.95%	to	2.05%	232,570	13.05	to	12.61	2,998,507	0.00%	16.08%	to	14.89%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
2004	0.95%	to	1.65%	369,551	10.65	to	12.59	3,985,920	0.00%	16.87%	to	16.04%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.60%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.90	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.70%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
2004	0.95%	to	1.65%	921,733	10.07	to	11.28	9,327,288	0.93%	13.65%	to	12.85%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
2004	0.95%	to	2.30%	1,103,928	13.62	to	10.82	15,004,067	0.52%	10.29%	to	8.86%
Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.40	1,548,272	0.00%	3.18%	to	2.03%
2004	1.50%	to	2.60%	126,077	12.53	to	12.16	1,562,984	0.00%	12.48%	to	11.22%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.30	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.60%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
2004	0.95%	to	2.45%	5,300,317	12.57	to	12.07	66,154,517	0.43%	20.73%	to	19.03%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.40%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.10	928,266,696	1.56%	3.70%	to	1.96%
2004	0.95%	to	2.65%	85,102,726	13.14	to	8.92	1,065,918,982	1.75%	9.59%	to	7.79%

(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.95%	to	2.45%	5,283,363	$11.74	to	7.61	$58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.50%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.70%
2004	0.95%	to	2.60%	12,838,264	13.29	to	9.08	162,001,508	1.58%	4.05%	to	2.38%
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.20%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
2004	1.50%	to	2.60%	365,410	10.27	to	9.97	3,716,756	1.44%	3.22%	to	2.07%
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
2008	0.95%	to	1.55%	17,445	7.21	to	6.90	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.80%	to	3.88%
2004	0.95%	to	1.85%	39,370	12.29	to	10.72	445,804	0.21%	10.28%	to	9.37%
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.30	503,070	1.40%	21.44%	to	20.70%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
2004	0.95%	to	1.55%	31,294	14.03	to	13.76	434,279	1.08%	18.88%	to	18.16%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.80	644,442	1.25%	3.21%	to	2.06%
2004	1.50%	to	2.60%	67,408	10.90	to	10.58	727,827	1.23%	7.86%	to	6.65%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
2004	1.50%	to	2.60%	121,303	10.47	to	10.16	1,258,078	0.49%	5.50%	to	4.33%
Federated IS - High Income Bond II - Service Class (FHIBS)
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.20%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.70%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
2004	1.50%	to	2.60%	501,358	12.50	to	12.13	6,200,535	7.42%	8.51%	to	7.30%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.95%	to	2.40%	469,126	9.90	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.30%	to	2.40	% (a) (b)
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
2004	0.95%	to	2.70%	27,791,514	13.22	to	11.87	360,649,435	4.24%	2.64%	to	0.84%
Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.80	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
2004	1.50%	to	2.60%	1,034,363	11.18	to	10.85	11,460,780	4.09%	1.77%	to	0.63%

(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.95%	to	2.70%	26,543,981	$10.07	to	7.40	$265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3.00%
2004	0.95%	to	2.65%	63,110,573	14.18	to	11.22	891,838,209	1.45%	10.32%	to	8.52%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.30%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.20	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.10	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
2004	1.50%	to	2.60%	1,470,503	11.48	to	11.14	16,742,355	1.39%	9.57%	to	8.34%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.10	513,272,202	0.40%	4.67%	to	2.90%
2004	0.95%	to	2.65%	51,970,948	12.57	to	7.87	613,327,993	0.17%	2.28%	to	0.59%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.10%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.60	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
2004	1.50%	to	2.60%	622,916	9.86	to	9.57	6,092,705	0.13%	1.58%	to	0.44%
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
2004	0.95%	to	2.65%	28,067,837	9.61	to	8.92	277,897,270	7.77%	8.43%	to	6.63%
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
2008	0.95%	to	2.45%	3,359,844	7.30	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77	% (a) (b)
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.10	22,758,715	2.28%	-44.40%	to	-45.10%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
2004	0.95%	to	2.25%	5,309,091	12.25	to	10.21	65,783,903	1.09%	12.41%	to	11.05%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14.00%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%
2004	1.50%	to	2.60%	708,262	12.13	to	11.78	8,510,693	1.00%	11.62%	to	10.37%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.80%	to	15.85%
2004	0.95%	to	2.65%	6,862,770	12.36	to	11.80	84,243,034	0.94%	12.42%	to	10.61%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.60%
2004	0.95%	to	2.85%	47,949,091	16.47	to	11.31	767,936,500	0.24%	14.24%	to	12.15%

(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	1.50%	to	2.60%	983,215	$10.16	to	9.43	$9,774,545	0.73%	-43.55%	to		-44.18%
2007	1.50%	to	2.60%	1,171,503	18.00	to	16.89	20,703,707	0.75%	15.53%	to		14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to		8.54%
2005	1.50%	to	2.60%	1,274,568	14.20	to	13.62	17,887,257	0.12%	14.90%	to		13.62%
2004	1.50%	to	2.60%	1,246,619	12.36	to	11.99	15,271,569	0.21%	13.43%	to		12.17%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to		-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to		1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to		1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to		-0.35%
2004	0.95%	to	2.25%	2,891,195	10.49	to	11.15	30,798,680	2.94%	3.33%	to		1.99%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to		-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to		20.32%
2006	0.95%	to	2.35%	5,734,093	10.90	to	7.58	60,614,578	0.64%	4.30%	to		2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to		6.35%
2004	0.95%	to	2.35%	9,323,234	9.69	to	6.93	88,133,135	0.48%	6.04%	to		4.61%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to		-41.17%
2007	0.95%	to	2.65%	3,720,767	11.30	to	14.92	43,912,299	0.76%	14.38%	to		12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.20%	to	-2.29	% (a) (b)
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to		-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.60%	to		12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.50	13,188,602	0.18%	10.72%	to		9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to		14.96%
2004	1.50%	to	2.60%	741,487	14.33	to	13.91	10,528,591	0.00%	22.79%	to		21.42%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to		-52.44%
2007	0.95%	to	2.50%	1,995,932	16.10	to	14.75	31,684,564	0.95%	4.59%	to		3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.10%	to		13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to		-0.12%
2004	0.95%	to	2.65%	4,540,152	13.17	to	12.58	59,295,063	0.00%	12.90%	to		11.09%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to		-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to		2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to		13.00%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to		-0.23%
2004	1.50%	to	2.60%	226,885	13.00	to	12.62	2,923,757	0.00%	12.13%	to		10.88%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to		-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to		41.81%
2006	0.95%	to	2.65%	1,092,891	9.40	to	15.10	11,353,460	1.20%	-6.01%	to	-7.03	% (a) (b)
2005	1.25%			2,596	13.40			34,792	0.71%	34.02%			(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to		-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to		6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	3.28%	5.37%	to	4.65	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2006	1.25%			3,171	11.59			36,739	2.41%	8.21%
2005	1.25%			944	10.71			10,107	0.87%	7.06%			(a) (b)
Non-tax qualified
2007	1.25%			2,743	12.40			34,024	2.15%	7.06%

(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.95%	to	2.30%	670,911	$7.68	to	8.47	$5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	2.25%			2,176	12.84			27,938	2.13%	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.20%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			(a) (b)
Non-tax qualified
2007	1.25%			1,206	13.19			15,910	2.13%	8.59%
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.30	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			(a) (b)
Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
2004	0.95%	to	2.00%	179,886	10.01	to	9.66	1,776,697	0.70%	4.48%	to	3.37%
Financial Investors VIT- First Horizon Core Equity Portfolio - Initial Funding by the Company (1FHGIP)
2005	0.00%			50,000	9.81			490,710	1.28%	-2.74%
2004	0.00%			50,000	10.09			504,531	0.70%	5.48%
First Horizon Capital Appreciation Portfolio (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1.00%
2004	0.95%	to	2.00%	41,705	13.88	to	13.40	569,994	0.00%	10.19%	to	9.02%
First Horizon Capital Appreciation Portfolio - Initial Funding by the Company (1FHCAP)
2005	0.00%			50,000	14.46			723,423	0.00%	3.06%
2004	0.00%			50,000	14.04			701,963	0.00%	11.25%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.90	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08	% (a) (b)
2005	1.25%			11,667	12.70			148,149	0.00%	26.98%			(a) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.80%
2004	1.25%			8,344	12.51			104,377	1.47%	17.05%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05	% (a) (b)
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
2004	1.25%			3,590	11.38			40,840	0.00%	13.76%			(a) (b)
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56	% (a) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.20%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52	to	11.52	32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82	% (a) (b)
2005	1.25%			7,294	9.80			71,475	0.00%	-2.01%			(a) (b)

(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.95%	to	2.30%	4,245,169	$7.98	to	7.69	$33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.20	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.50	% (a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.50%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75	% (b)
2004	1.25%			42,724	11.23			479,896	0.18%	9.61%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36	% (a)
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
2004	1.25%			17,859	13.05			233,070	0.04%	22.20%
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.50%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.10%	to	21.28%
2004	0.95%	to	2.50%	12,509,904	11.74	to	10.82	144,706,783	1.39%	12.22%	to	10.57%
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
2004	0.95%	to	2.40%	9,573,904	11.02	to	10.40	104,023,435	1.52%	7.90%	to	6.43%
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
2004	0.95%	to	2.45%	8,199,654	12.48	to	11.76	100,979,352	4.15%	2.89%	to	1.40%
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	0.95%	to	2.45%	18,240,906	7.70	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.10	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
2004	0.95%	to	2.50%	30,602,270	8.43	to	7.95	254,008,204	0.62%	8.53%	to	6.94%
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.40%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.60%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
2004	0.95%	to	2.10%	652,179	10.91	to	10.74	7,083,332	1.22%	9.08%	to	8.24	% (a) (b)
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	0.95%	to	2.25%	1,046,875	7.40	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.40%	to	-8.21	% (a) (b)
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.30%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79	% (a) (b)

(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	0.95%	to	2.40%	20,570,540	$7.53	to	6.70	$151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.20	to	8.73	306,477,658	0.00%	10.18%	to	8.50%
2004	0.95%	to	2.50%	38,640,684	8.35	to	8.05	317,807,882	0.28%	2.33%	to	0.82%
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.70	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
2004	0.95%	to	2.50%	6,254,780	13.65	to	12.75	84,264,071	7.08%	8.82%	to	7.22%
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.70%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.70	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
2004	0.95%	to	2.45%	7,335,175	8.85	to	8.33	63,897,239	0.65%	12.92%	to	11.35%
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
2004	0.95%	to	2.15%	635,691	11.95	to	12.99	7,915,954	1.90%	19.46%	to	18.55	% (a) (b)
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	0.95%	to	2.05%	350,971	8.10	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.20%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.30%
2004	0.95%	to	2.05%	184,067	11.21	to	10.82	2,035,271	0.00%	12.05%	to	11.21	% (a) (b)
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.10	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.60	% (a) (b)
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
2004	0.95%	to	2.40%	2,454,823	10.25	to	9.67	24,753,393	0.67%	-0.26%	to	-1.67%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
2004	0.95%	to	1.95%	226,204	10.23	to	10.36	2,332,148	3.85%	2.31%	to	1.89	% (a) (b)
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	0.95%	to	2.25%	1,068,301	9.24	to	9.24	9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%
2004	0.95%	to	2.05%	541,343	12.40	to	13.09	6,915,677	1.05%	23.96%	to	23.43	% (a) (b)

(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	0.95%	to	2.45%	8,066,843	$9.49	to	8.41	$74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.50	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
2004	0.95%	to	2.50%	12,706,625	9.48	to	9.69	118,653,046	0.00%	15.15%	to	13.49%
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	0.95%	to	2.45%	7,141,914	9.10	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
2004	0.95%	to	2.50%	13,698,218	11.55	to	11.28	155,868,547	0.00%	13.21%	to	11.57%
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.30	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.40%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
2004	0.95%	to	2.15%	631,627	11.27	to	12.15	7,397,736	0.00%	12.66%	to	11.79	% (a) (b)
Ivy Fund VIP, Inc. - Value (WRVP)
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.60	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
2004	0.95%	to	2.45%	11,755,346	12.34	to	11.70	143,146,407	1.13%	13.61%	to	12.03%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
2004	1.25%			7,867	11.03			86,775	3.56%	6.94%
Tax qualified
2007	1.25%			2,342	13.93			32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.90	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.60%
2004	0.95%	to	2.70%	29,018,242	7.32	to	10.22	240,430,077	0.02%	16.85%	to	14.86%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.95%	to	2.20%	5,376,361	2.70	to	2.41	14,382,179	0.09%	-44.50%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.90%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
2004	0.95%	to	2.45%	15,268,291	3.43	to	3.15	51,426,185	0.00%	-0.39%	to	-1.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.30%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.90%
2006	0.95%	to	2.55%	1,632,227	12.20	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
2004	0.95%	to	2.40%	2,038,707	10.35	to	9.95	20,914,190	0.00%	-0.12%	to	-1.52%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
2004	0.95%	to	2.05%	355,509	14.22	to	13.96	5,037,861	1.76%	16.35%	to	15.06%

(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.95%	to	2.25%	6,684,942	$8.16	to	12.71	$54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.80%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.60	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
2004	0.95%	to	2.50%	14,665,587	7.16	to	11.56	122,981,313	0.79%	17.56%	to	15.84%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.30	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.10	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.90	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
2004	0.95%	to	2.50%	4,947,582	12.16	to	11.66	59,657,128	0.84%	17.58%	to	15.86%
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9.00	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.50	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
2004	0.95%	to	2.55%	2,153,173	11.41	to	11.29	24,534,399	0.00%	14.12%	to	12.92	% (a) (b)
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.30%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
2004	0.95%	to	2.35%	4,141,923	10.02	to	9.78	41,675,796	4.72%	-0.18%	to	-1.59%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	1.25%	to	2.25%	18,125	8.13	to	7.70	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%			19,750	13.07			258,168	0.09%	9.63%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.90%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77	% (b)
2004	1.25%			20,161	10.93			220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%			292	12.50			3,649	0.09%	8.51%
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.90	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
2004	1.50%	to	2.60%	425,670	10.76	to	10.44	4,537,608	0.00%	12.66%	to	11.41%
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.10%
2007	1.50%	to	2.60%	114,943	11.90	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10.00%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
2004	1.50%	to	2.60%	201,354	10.27	to	9.96	2,048,276	0.00%	4.62%	to	3.45%
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.80%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38	% (a)
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
2004	1.50%	to	2.60%	326,744	11.55	to	11.21	3,740,488	0.40%	13.10%	to	11.84%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.90%	to	3.89	% (a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.40	39,146,057	9.06%	2.00%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86	% (a) (b)

(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.95%	to	2.35%	2,607,903	$7.42	to	7.14	$19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.20	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91	% (a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.30	to	10.21	21,564,598	1.17%	2.99%	to	2.12	% (a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.40	% (a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63	% (a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	0.95%	to	1.65%	382,103	7.94	to	7.90	3,028,279	1.57%	-20.62%	to	-20.99	% (a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31	% (a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74	% (a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76	% (a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.50%	to	-31.86	% (a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.31	% (a) (b)
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91	% (a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43	% (a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
2004	0.95%	to	2.65%	16,155,881	13.85	to	11.65	216,070,644	6.95%	9.05%	to	7.24%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56	% (a) (b)
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.95%	to	2.10%	117,608	14.40	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
2004	0.95%	to	2.15%	284,119	13.42	to	10.97	3,633,362	0.85%	19.60%	to	18.31%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.20%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.40%	to	29.54%
2004	0.95%	to	2.35%	3,106,247	14.73	to	14.19	45,429,179	1.04%	19.61%	to	18.08%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.50%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20.00	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
2004	1.50%	to	2.20%	13,294	11.74	to	11.68	155,709	1.69%	17.39%	to	16.84	% (a) (b)

(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	1.25%			1,501	$15.22			$22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
2004	1.25%			5,693	13.54			77,075	1.27%	28.34%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
2004	0.95%	to	2.55%	1,576,428	12.60	to	12.01	19,709,923	1.30%	28.71%	to	26.76%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.95%	to	1.85%	95,197	8.51	to	7.90	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.40	1,272,654	0.96%	28.98%	to	27.58%
2004	0.95%	to	2.10%	158,756	7.45	to	6.58	1,138,344	0.76%	13.11%	to	11.91%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
2004	0.95%	to	2.15%	665,501	11.82	to	11.44	7,803,470	1.00%	13.27%	to	12.01%
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			(a) (b)
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.20	22,435,929	0.92%	18.21%	to	16.45%
2004	0.95%	to	2.50%	1,993,649	11.57	to	8.76	22,767,882	0.00%	14.57%	to	12.87%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.80%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
2004	0.95%	to	2.40%	448,762	15.58	to	15.22	6,962,507	0.00%	14.57%	to	12.99%
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.30%
2006	1.25%			1,731	18.70			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
2004	1.25%			3,093	14.34			44,349	1.54%	19.48%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	0.95%	to	2.40%	450,548	10.18	to	9.20	4,511,348	2.07%	-46.73%	to	-47.60%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.20%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
2004	0.95%	to	2.60%	614,645	14.86	to	14.17	9,063,639	1.77%	19.98%	to	18.11%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.70%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.60%
2004	0.95%	to	2.60%	48,795,618	14.24	to	11.79	649,792,719	5.35%	2.28%	to	0.59%

(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Government Bond Fund - Class II (GBF2)
2008	1.50%	to	2.60%	1,063,595	$12.54	to	11.63	$13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.30%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
2004	1.50%	to	2.60%	1,628,935	10.92	to	10.60	17,636,604	5.11%	1.47%	to	0.33%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.40%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.20	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.50	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
2004	0.95%	to	2.50%	12,847,793	7.11	to	4.83	88,536,579	0.31%	7.13%	to	5.52%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
2004	1.25%			8,804	11.89			104,685	0.00%	6.51%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.40%	to	5.60%
2004	0.95%	to	2.65%	2,433,103	12.25	to	11.65	29,522,923	0.00%	6.82%	to	5.06%
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.80	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.80	1,254,445	1.67%	8.94%	to	7.99	% (a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.95%	to	2.65%	4,774,409	9.90	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.20%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
2004	0.95%	to	2.65%	5,429,388	12.18	to	11.58	65,348,850	1.69%	12.94%	to	11.10%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.40	to	11.20	86,027,776	3.28%	4.37%	to	2.60%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.60%
2004	0.95%	to	2.65%	10,005,688	11.04	to	10.50	109,291,782	2.33%	3.66%	to	1.91%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.30%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.20	to	11.40	445,329,806	2.28%	4.35%	to	2.60%
2004	0.95%	to	2.65%	35,448,745	11.69	to	11.12	409,682,246	2.05%	8.50%	to	6.70%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.40%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.80	253,047,764	2.10%	6.06%	to	4.08%
2004	0.95%	to	2.85%	18,307,486	11.99	to	11.34	216,903,970	1.80%	11.03%	to	8.98%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.95%	to	2.65%	9,861,417	11.20	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.70	to	11.67	171,885,452	2.72%	7.40%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.50%	to	1.75%
2004	0.95%	to	2.65%	15,686,074	11.42	to	10.86	177,228,363	2.25%	6.14%	to	4.37%

(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.70	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
2004	0.95%	to	2.65%	14,529,688	11.17	to	9.27	158,341,735	1.94%	7.46%	to	5.67%
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.80	% (a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.25	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.70%	to	6.90%
2004	0.95%	to	2.65%	7,830,003	12.13	to	9.29	96,860,973	0.00%	14.24%	to	12.37%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.70%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.90	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
2004	0.95%	to	2.70%	15,860,940	18.71	to	15.33	308,684,977	0.54%	14.63%	to	12.71%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.70%	to	0.01%
2004	0.95%	to	2.60%	47,255,568	11.73	to	9.89	533,222,860	0.88%	-0.15%	to	-1.81%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.95%	to	2.20%	634,973	6.10	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56	% (a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
2004	1.25%			336	12.92			4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%			269	17.49			4,704	1.71%	1.42%
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.20	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.60%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
2004	0.95%	to	2.40%	2,138,241	16.47	to	16.09	35,083,705	1.85%	19.12%	to	17.51%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
2004	1.50%	to	2.20%	28,799	11.47	to	11.42	329,969	0.49%	14.72%	to	14.18	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.95%	to	1.60%	8,873	6.32	to	6.30	56,087	0.27%	-36.76%	to	-37.04	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.60%	to	-38.17	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46	% (a) (b)

(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.95%	to	2.65%	2,959,328	$9.31	to	7.87	$26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.70%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%
2004	0.95%	to	2.65%	6,907,587	14.75	to	13.37	100,140,193	0.00%	12.34%	to	10.48%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	1.50%	to	2.60%	93,131	6.47	to	6.00	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.80	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
2004	1.50%	to	2.60%	205,976	10.57	to	10.26	2,160,538	0.00%	11.47%	to	10.23%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.95%	to	2.85%	6,639,101	16.00	to	13.60	120,429,640	1.07%	-32.80%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.10%	to	0.19%
2004	0.95%	to	2.85%	18,902,563	21.77	to	19.99	470,375,470	0.00%	16.18%	to	14.10%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
2004	1.50%	to	2.60%	288,728	12.62	to	12.25	3,616,650	0.00%	15.24%	to	13.96%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.95%	to	2.65%	7,666,352	14.10	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
2004	0.95%	to	2.70%	17,198,697	18.44	to	17.47	348,300,700	0.00%	17.89%	to	15.93%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	1.50%	to	2.60%	281,038	9.38	to	8.70	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.50	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.10%
2004	1.50%	to	2.60%	386,685	12.67	to	12.30	4,856,465	0.00%	17.00%	to	15.70%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.50	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.04%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
2004	0.95%	to	2.65%	35,853,013	12.08	to	9.13	427,878,572	1.23%	8.71%	to	6.91%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.20	2,282,112	0.92%	11.70%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
2004	1.50%	to	2.60%	228,367	10.92	to	10.59	2,461,950	1.03%	7.89%	to	6.69%
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2006	1.25%			263	15.20			3,997	0.85%	14.60%
2005	1.25%			286	13.26			3,793	1.19%	8.94%
2004	1.25%			311	12.17			3,786	0.38%	17.31%
Non-tax qualified
2007	1.25%			241	16.74			4,035	1.07%	10.16%

(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	0.95%	to	2.25%	663,781	$9.23	to	8.43	$6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.10%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.50	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.70	14,087,780	1.51%	9.26%	to	7.46%
2004	0.95%	to	2.25%	517,620	13.40	to	12.90	6,878,568	0.39%	17.64%	to	16.19%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75	% (a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18	% (a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.95%	to	2.20%	208,273	9.88	to	9.80	2,054,736	2.36%	-1.20%	to	-2.03	% (a) (b)
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.70%
2004	0.95%	to	2.20%	997,831	3.07	to	3.57	3,219,904	0.00%	3.32%	to	2.08%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.20%
2006	0.95%	to	2.40%	1,016,600	12.30	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
2004	0.95%	to	2.40%	1,321,233	11.34	to	10.90	14,861,753	0.00%	3.29%	to	1.84%
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52	% (b)
2004	1.25%			17,830	13.60			242,559	0.00%	11.00%
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.10	27,583,203	0.00%	10.93%	to	9.10%
2004	0.95%	to	2.60%	1,936,359	12.63	to	12.02	24,247,683	0.00%	11.38%	to	9.52%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
2004	0.95%	to	2.60%	8,373,849	11.77	to	9.09	97,664,621	1.30%	16.38%	to	14.55%
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.10	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.50%
2004	0.95%	to	2.65%	12,983,235	13.86	to	12.34	177,337,309	4.89%	5.52%	to	3.74%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27	% (a) (b)
Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.60%	to	-2.70%
2004	1.50%	to	2.60%	45,622	21.37	to	20.74	963,014	0.00%	4.62%	to	3.45%

(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.95%	to	2.65%	3,174,895	$13.25	to	7.86	$38,909,878	0.51%	-37.84%	to		-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to		4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.30%	to		10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to		5.85%
2004	0.95%	to	2.40%	7,395,161	16.62	to	10.72	114,487,471	0.12%	14.71%	to		13.13%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to		-47.70%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to		0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87	% (a) (b)
2005	1.25%			812	11.65			9,462	0.21%	16.53%			(a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	0.95%	to	2.30%	4,899,483	15.00	to	8.04	66,348,641	0.00%	-43.91%	to		-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to		19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.80	167,202,644	0.00%	13.61%	to		11.74%
2005	0.95%	to	2.65%	10,420,932	19.40	to	10.56	179,006,315	0.00%	12.66%	to		10.81%
2004	0.95%	to	2.65%	12,187,318	17.22	to	9.53	186,500,405	0.00%	15.20%	to		13.31%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.95%	to	2.40%	5,238,503	8.40	to	6.90	45,631,990	0.46%	-52.85%	to		-53.60%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to		6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to		9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to		15.02%
2004	0.95%	to	2.35%	9,929,548	12.65	to	11.06	130,061,644	0.01%	17.85%	to		16.28%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to		-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.60	5,708,166	0.46%	2.07%	to		0.87%
2006	0.95%	to	2.05%	461,292	10.20	to	12.51	4,821,327	0.66%	2.04%	to	1.31	% (a) (b)
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88	% (a) (b)
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to		-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to		-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52	% (a)
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to		0.23%
2004	1.50%	to	2.60%	134,690	13.33	to	12.94	1,780,981	0.00%	10.20%	to		8.97%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to		-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to		5.30%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to		11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to		4.56%
2004	0.95%	to	2.20%	119,039	11.31	to	11.22	1,430,368	0.00%	13.12%	to	12.17	% (a) (b)
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.95%	to	2.65%	12,747,789	9.80	to	6.67	126,536,235	0.15%	-46.04%	to		-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to		11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to		5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.10%	to		2.30%
2004	0.95%	to	2.70%	32,989,279	14.42	to	10.49	483,179,895	0.31%	5.92%	to		4.12%
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to		-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to		10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to		4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to		2.14%
2004	1.50%	to	2.60%	733,839	10.61	to	10.29	7,717,903	0.22%	5.02%	to		3.84%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.60	91,407,219	1.60%	-40.76%	to		-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to		3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to		14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to		11.39%
2004	0.95%	to	2.65%	10,678,196	16.84	to	16.39	178,971,646	1.09%	18.06%	to		16.16%

(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.95%	to	2.85%	7,350,485	$8.82	to	11.65	$65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.30%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
2004	0.95%	to	2.85%	16,374,164	10.72	to	15.28	191,319,125	1.23%	18.03%	to	15.90%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.20	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.10%
2004	1.50%	to	2.60%	565,069	12.68	to	12.30	7,094,421	1.10%	17.10%	to	15.79%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.60	to	9.52	1,752,944	0.00%	-4.00%	to	-4.85	% (a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.95%	to	1.70%	58,162	2.20	to	2.29	128,455	8.37%	-78.88%	to	-79.10%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47	% (a) (b)
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2008	1.25%			9,322	2.50			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
2004	1.25%			9,185	11.08			101,746	0.35%	7.37%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56	% (a) (b)
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
2004	1.25%			4,053	12.13			49,145	0.00%	17.69%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.70%
2006	0.95%	to	2.65%	23,057,427	13.50	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.90	345,511,948	1.36%	4.97%	to	3.21%
2004	0.95%	to	2.65%	32,018,278	11.29	to	9.59	383,272,912	0.84%	8.42%	to	6.64%
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	1.50%	to	2.60%	391,338	7.86	to	7.30	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3.00%
2004	1.50%	to	2.60%	862,728	10.77	to	10.45	9,221,380	0.69%	7.51%	to	6.31%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.10	218,757,332	0.00%	11.26%	to	9.38%
2004	0.95%	to	2.70%	16,225,604	12.19	to	10.15	215,497,732	0.00%	18.64%	to	16.63%

(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
2008	1.50%	to	2.60%	346,353	$12.27	to	11.39	$4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.90%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.50	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
2004	1.50%	to	2.60%	398,799	12.66	to	12.29	5,008,223	4.92%	6.81%	to	5.62%
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.50%	to	1.30	% (a) (b)
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35	to	10.35	221,448	3.67%	3.50%	to	3.50	% (a) (b)
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
2004	1.25%			1,598	11.69			18,688	0.00%	9.72%
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3.00%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.10%	to	9.90	% (a) (b)
SBL Fund - Series D (Global Series) (SBLD)
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.50	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61	to	11.61	119,083	0.00%	16.10%	to	16.10	% (a) (b)
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.53%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.30	to	10.28	57,954	0.00%	3.00%	to	2.80	% (a) (b)
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11.00	64,646	0.00%	10.10%	to	10.00	% (a) (b)
SBL Fund - Series O (All Cap Value Series) (SBLO)
2008	0.95%	to	1.30%	117,337	7.06	to	7.00	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.70%	to	13.60	% (a) (b)
SBL Fund - Series P (High Yield Series) (SBLP)
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.60	to	10.58	609,242	0.00%	6.00%	to	5.80	% (a) (b)
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
2008	0.95%	to	1.30%	64,592	7.16	to	7.10	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.70%	to	7.60	% (a) (b)
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.40%	to	7.20	% (a) (b)
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32	to	10.32	836	0.00%	3.20%	to	3.20	% (a) (b)

(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund - Series Y (Select 25 Series) (SBLY)
2008	1.10%	to	1.25%	2,318	$6.26	to	6.23	$14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.20%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.40%	to	8.30	% (a) (b)
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.20%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.30	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89	% (a) (b)
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46	% (a) (b)
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.95%	to	2.65%	1,993,851	7.10	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31	% (a) (b)
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78	% (a) (b)
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15	% (a) (b)
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24	% (a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
2004	0.95%	to	2.70%	13,226,882	10.49	to	7.14	134,949,800	0.38%	5.20%	to	3.41%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
2004	1.50%	to	2.60%	44,270	9.73	to	9.44	425,727	0.17%	4.35%	to	3.19%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
2004	0.95%	to	2.05%	908,023	12.65	to	12.56	11,466,172	0.00%	26.48%	to	25.57	% (a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.30%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.30	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
2004	0.95%	to	2.30%	2,577,130	11.70	to	19.67	39,447,879	0.64%	24.70%	to	23.16%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	0.95%	to	2.65%	1,269,810	17.80	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
2004	0.95%	to	2.40%	1,131,969	12.50	to	12.39	14,137,698	0.00%	25.05%	to	23.88	% (a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%
2004	0.95%	to	2.30%	1,848,191	12.23	to	18.00	27,183,400	0.43%	23.05%	to	21.53%

(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
2008	1.50%	to	2.50%	207,406	$5.90	to	5.51	$1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
2004	1.50%	to	2.60%	302,950	9.56	to	9.28	2,865,969	0.00%	5.18%	to	4.00%
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.80%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.80	18,867,355	0.94%	2.55%	to	1.41%
2004	1.50%	to	2.60%	1,625,539	11.99	to	11.63	19,291,848	0.75%	15.67%	to	14.38%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.20%
2007	0.95%	to	2.20%	1,037,706	10.90	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.30	4,016,565	0.90%	4.34%	to	3.51	% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	1.50%	to	2.60%	75,504	9.90	to	9.29	731,256	4.73%	-11.80%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.30	391,951	2.96%	2.38%	to	1.24%
2004	1.50%	to	2.45%	27,302	10.37	to	10.20	282,081	5.05%	2.51%	to	1.52%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.20%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
2004	0.95%	to	2.40%	1,923,815	17.03	to	22.16	39,415,803	6.36%	9.02%	to	7.48%
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
2004	0.95%	to	2.25%	3,445,048	6.97	to	9.54	25,755,104	0.00%	20.44%	to	18.98%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.40%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
2004	0.95%	to	2.85%	14,131,924	21.62	to	22.14	325,936,456	1.46%	35.10%	to	32.66%
Victory VIF - Diversified Stock Fund - Class A (VYDS)
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.90%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.60%	to	11.30%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%
2004	0.95%	to	2.15%	1,705,072	10.85	to	10.09	17,971,207	0.54%	8.62%	to	7.40%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%
2004	0.95%	to	2.45%	4,015,932	11.78	to	11.10	46,637,192	2.83%	0.65%	to	-0.82%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.80%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
2004	0.95%	to	2.70%	19,567,386	10.78	to	12.42	220,663,748	0.00%	17.10%	to	15.15%

(Continued)

140

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	67,678,494
2008	Contract owners’ equity	$7,651,606,707
2007	Reserves for annuity contracts in payout phase:	100,490,623
2007	Contract owners’ equity	$14,026,009,866
2006	Reserves for annuity contracts in payout phase:	92,698,887
2006	Contract owners’ equity	$15,205,517,008
2005	Reserves for annuity contracts in payout phase:	70,940,826
2005	Contract owners’ equity	$15,354,197,207
2004	Reserves for annuity contracts in payout phase:	61,993,592
2004	Contract owners’ equity	$15,697,256,439

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

141

Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

(a)	Financial Statements: Nationwide Variable Account-9:

             Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 200 8 .

Statements of Operations for the year ended December 31, 200 8 .

Statements of Changes in Contract Owners' Equity for the years ended December 31, 200 8 and 200 7 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the years ended December 31, 200 8 , 200 7 and 200 6 .

Consolidated Balance Sheets as of December  31, 200 8 and 200 7 .

Consolidated Statements of Changes in Shareholder’s Equity as of December 31, 200 8 , 200 7 and 200 6 .

Consolidated Statements of Cash Flows for the years ended December 31, 200 8 , 200 7 , and 200 6 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.

Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2.htm”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”

(17)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”

(18)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”

The following Fund Participation Agreements were previously filed and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(19)
Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, filed on April 22, 2008 with post effective amendment number 21 of registration statement (033-60063).

(9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                   Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire-100%
BER
ALLIED GROUP, INC. (AGI)
Casualty-100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty-100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty-100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
WI
NCC OF AMERICA, LTD. (INACTIVE)
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Casualty-100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty-100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty-100%
OH
SCOTTSDALE INDEMNITY COMPANY
Casualty-100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty-100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty-100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Assurance
Lone Star
TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
CA
NATIONWIDE ARENA LLC
Casualty-90%
OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
DE
NMC CPC WT INVESTMENT, LLC
DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC-100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty-95%
NW Indemnity-5%
OH
NATIONWIDE SERVICES FOR YOU, LLC
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty-100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty-100%
OH
1492 CAPITAL, LLC (1492)
Casualty-100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492-22.7%
FL
PURE INSURANCE COMPANY
PU-100%
FL
PURE RISK MANAGEMENT, LLC (PRM)
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI-100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO-100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI-100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
WI
PREMIER AGENCY, INC.
AGI-100%
IA
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 1,000 Shares
IA
NATIONWIDE SALES SOLUTIONS, INC.
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
IA
AGMC REINSURANCE, LTD.
NAMC-100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC-100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC-100%
AZ
ATLANTIC INSURANCE COMPANY
TX
VETERINARY PET INSURANCE CO. (VPI)
CA
DVM INSURANCE AGENCY, INC.
VPI-100%
CA
V.P.I. SERVICES INC.
CA
TITAN INDEMNITY COMPANY (TITAN)
TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
NM
WI OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
March 31, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock:
Casualty
Fire
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
G.B.
AUDENSTAR LIMITED (AL)
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI-100%
DE
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
DE
NEWHOUSE CAPITAL PARTNERS, LLC
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
NW Corp.-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock 254 Shares
NBHH-100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock 3 Shares
Gates-100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock
200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA-100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock
NLICA-100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC-100%
PA
NATIONWIDE SECURITIES, LLC
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock
NPHC-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2003

Page 2

Item 27.         Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 200 9 was 73,794 and 53,644 respectively.

Item 28.         Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

(a) (1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)  Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)

Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Investors, LLC, an affiliate of SDI, Security Benefit Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, acts as investment adviser:

Security Equity Fund
Security Income Fund
Security Large Cap Value Fund
SBL Fund
Security Mid Cap Growth Fund
Security Financial Resources Collective Investments, LLC

(a) (3)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund, Inc.
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Dividend Opportunities Fund, Inc.
Waddell & Reed Advisors Energy Fund, Inc.
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund, Inc.
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.
Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Balanced Portfolio, Inc.
Waddell & Reed InvestEd Growth Portfolio, Inc.
Waddell & Reed InvestEd Balanced Portfolio, Inc
Ivy Funds Variable Insurance Portfolios, Inc.
Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Opportunities Portfolio
Energy Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Pathfinder Aggressive Portfolio
Pathfinder Conservative Portfolio
Pathfinder Moderately Aggressive Portfolio
Pathfinder Moderately Conservative Portfolio
Pathfinder Moderate Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

(b) (1)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)    Directors and Officers of SDI:

Mark J. Carr, President and Director
Thomas R. Kaehr, Treasurer
Amy J. Lee, Secretary and Chief Compliance Officer
Brenda M. Harwood, Vice President, Assistant Treasurer and Director
Jim Schmank, Vice President and Director
Dale W. Martin, Jr., Director
Christopher D. Swickard, Assistant Secretary
Carmen R. Hill, Assistant Vice President
Richard M. Giddman, Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(b) (3)    Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c) (1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c) (2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/08	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$818,213.00	$ 0	$0	$ 818,213.00
*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

(c) (3)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.   Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company .

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28 th   day of April, 200 9 .

NATIONWIDE VARIABLE ACCOUNT-9
                 (Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
                 (Depositor)

By /s/ W. MICHAEL STOBART
                 W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28 th   day of April 200 9 .

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer, and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO .
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact